UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: March 31, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks gained more than 15% for the 12-month period ended March 31, 2014 (the “reporting period”). The global equity markets generally benefited from significant liquidity as many central banks around the world maintained or expanded their accommodative monetary policies in an effort to stimulate economic activity. These efforts appeared to find some success during the reporting period as improving economic conditions in many regions of the world provided a favorable backdrop for global stock market performance.

Although global stocks advanced steadily throughout the reporting period, they experienced some meaningful volatility along the way. The global equity markets declined in June 2013 after the U.S. Federal Reserve Bank (the “Fed”) announced plans to scale back its quantitative easing measures before the end of the year. After rebounding in July 2013, global stocks dipped again in August 2013 amid unrest in the Middle East and signs of weaker economic growth worldwide.

Global stocks rallied throughout the fourth quarter of 2013 and into the new year, until a spate of weaker economic data led to a sharp correction in global stocks during the last half of January 2014. However, the disappointing economic news was attributed largely to severe winter weather in the northern hemisphere, and the global equity markets recovered over the last two months of the reporting period.

From a regional perspective, European stocks were the best performers, generating returns of nearly 25% for the reporting period. Although economic growth remained subdued across the continent, the weakest European economies showed meaningful signs of stabilization during the reporting period. Many southern European countries reported consecutive quarters of positive growth after several years of recession, and their stock markets rallied sharply in response. The leading markets in Europe included Ireland, Italy, and Spain.

U.S. stocks advanced by more than 20% for the reporting period. The U.S. economy grew at an uneven yet moderate pace, led by improving job growth (the unemployment rate fell to a five-year low of 6.6% in February 2014 before finishing the reporting period at 6.7%) and a continued recovery in the housing market. The Fed expressed its confidence in the economy’s resilience by tapering its quantitative easing activity beginning in January 2014. The Fed reduced its government bond purchases from $85 billion per month in 2013 to $55 billion per month as of the end of the reporting period.

Stocks in the Asia/Pacific region lagged, returning approximately 5% for the reporting period. Slowing economic growth in the region, particularly in emerging markets, contributed to the modest equity returns. Australia’s stock market was the most significant laggard as declining global demand for commodities led to slower economic growth. Stock markets in Singapore and Hong Kong were also among the weaker performers in the region, while the New Zealand stock market fared the best.

On a sector basis, health care stocks produced the best returns. Traditionally a defensive sector of the market, health care benefited from relatively high dividend yields and robust growth from the biotechnology industry. Other top-performing sectors included consumer discretionary, which benefited from improving retail sales in many regions, and information technology, which enjoyed strong growth and a resurgence in initial public offerings. On the downside, the consumer staples and materials sectors posted the lowest returns. Consumer staples is one of the most defensive sectors in the global equity markets, while the materials sector struggled with declining commodity prices.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.02%	23.66%	23.25%	24.02%	23.66%	23.25%
5 Years	24.72%	24.69%	24.63%	201.79%	201.43%	200.66%
Since Inception	8.18%	8.16%	8.15%	81.07%	80.86%	80.72%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.20	$2.47	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 24.02%, net of fees, while the total return for the Index was 23.25%.

As represented by the Index, consumer discretionary stocks were among the best-performing sectors in the global equity markets, returning nearly 25% for the reporting period. Consumer discretionary stocks benefited from improving economic growth and better consumer spending trends in many regions of the world. For example, retail sales in the U.S. rose by 3.8% for the reporting period, led by strong vehicle sales and healthy growth in online commerce, while retail sales in the U.K. increased by 3.7%. (U.S. and U.K. stocks comprised more than 60% of the Index as of March 31, 2014.) Retail sales grew by less than 1% in the eurozone for the reporting period, but this was a notable improvement over the 1.4% decline from the prior 12 months.

Vehicle and auto parts manufacturers, which together comprised approximately 25% of the Index as of the end of the reporting period, were among the best performers in the global consumer discretionary sector for the reporting period. Global auto sales reached an all-time high of 82.8 million vehicles in 2013. Media companies, which made up more than 20% of the Index as of March 31, 2014, and internet retailers also generated strong returns. Laggards included consumer services providers and multi-line retailers (such as department stores and discount retailers).

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*
Automobiles & Components	26.38%
Retailing	24.56
Media	22.18
Consumer Durables & Apparel	14.06
Consumer Services	12.82

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 3/31/14

Country	Percentage of Total Investments*
United States	55.92%
Japan	13.56
Germany	6.84
United Kingdom	6.54
France	5.50
Canada	2.03
Hong Kong	1.98
Switzerland	1.91
Sweden	1.40
Spain	0.97

TOTAL	96.65%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.28%	6.85%	7.24%	7.28%	6.85%	7.24%
5 Years	18.52%	18.54%	18.53%	133.85%	134.03%	133.92%
Since Inception	9.61%	9.59%	9.64%	99.89%	99.61%	100.33%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.30	$2.46	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 7.28%, net of fees, while the total return for the Index was 7.24%.

As represented by the Index, global consumer staples stocks returned approximately 7% for the reporting period, trailing the double-digit gains of the broad global equity indexes. As economic growth improved in many regions of the world during the reporting period, cyclical sectors of the global equity markets attracted the greatest investor demand, helping them outperform broad global equity indexes. In contrast, the consumer staples sector is generally less cyclical and more defensive, as companies in this sector provide products and services that typically remain in demand regardless of the economic environment. On the positive side, consumer staples stocks benefited from continued investor demand for yield, as consumer staples stocks typically provide higher-than-average dividend yields.

Within the consumer staples sector, the best performers for the reporting period were food and staples retailers (such as grocery stores, pharmacies, and convenience stores), which comprised more than 20% of the Index as of the end of the reporting period. Household products makers also fared well for the reporting period. The laggards included beverage companies, tobacco producers, and food products makers, which together made up more than half of the Index as of March 31, 2014.

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*
Food Products	24.86%
Beverages	22.42
Food & Staples Retailing	21.94
Tobacco	13.91
Household Products	13.70
Personal Products	3.17

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 3/31/14

Country	Percentage of Total Investments*
United States	51.74%
United Kingdom	14.43
Switzerland	7.77
Japan	5.34
France	4.40
Netherlands	3.36
Belgium	3.05
Australia	2.90
Brazil	1.50
Germany	1.11

TOTAL	95.60%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL ENERGY ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.75%	12.58%	12.77%	12.75%	12.58%	12.77%
5 Years	13.15%	13.17%	13.22%	85.45%	85.61%	86.06%
10 Years	10.38%	10.15%	10.39%	168.51%	162.91%	168.65%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.70	$2.49	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL ENERGY ETF

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 12.75%, net of fees, while the total return for the Index was 12.77%.

As represented by the Index, global energy stocks posted double-digit gains for the reporting period but trailed the returns of the broad global equity indexes. The price of oil rose by approximately 4% in dollar terms for the reporting period, while natural gas prices increased by 11%. The energy sector experienced some significant supply and demand developments during the reporting period. A meaningful increase in shale oil and gas production in North America led to greater supply, though the Organization of Petroleum Exporting Countries scaled back its production levels, particularly over the last six months of the reporting period. On the demand side, energy consumption picked up in many developed countries, especially in the U.S. and Europe, where economic growth has improved the most. The opposite occurred in emerging markets where slowing economic activity led to reduced energy consumption.

Oil and gas producers are the largest component of the energy sector, comprising approximately 87% of the Index as of March 31, 2014. The remainder of the sector consists of energy equipment and services companies. Both segments of the energy sector posted similar returns for the reporting period, but energy equipment and services companies outperformed as increased drilling and production activity in North America helped lift demand for their products and services.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Integrated Oil & Gas	55.83%
Oil & Gas Exploration & Production	20.63
Oil & Gas Equipment & Services	10.42
Oil & Gas Storage & Transportation	5.99
Oil & Gas Refining & Marketing	3.93
Oil & Gas Drilling	2.44
Coal & Consumable Fuels	0.76

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	56.13%
United Kingdom	16.13
Canada	9.83
France	5.54
Italy	2.80
China	2.33
Australia	2.07
Norway	1.59
Brazil	1.31
Japan	0.87

TOTAL	98.60%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL FINANCIALS ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.74%	19.46%	19.86%	19.74%	19.46%	19.86%
5 Years	18.95%	18.80%	19.12%	138.16%	136.63%	139.83%
10 Years	1.81%	1.70%	1.82%	19.66%	18.38%	19.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.10	$2.50	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL FINANCIALS ETF

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 19.74%, net of fees, while the total return for the Index was 19.86%.

As represented by the Index, global financial stocks gained nearly 20% for the reporting period and outperformed the broad global equity indexes. Financial stocks continued their recovery from the 2008 credit crisis, which left many banks and financial services companies facing a substantial amount of non-performing loans and increased regulatory requirements. Successful efforts by finance-related companies to strengthen their balance sheets and meet more stringent capital requirements have restored a measure of investor confidence, helping them outperform broad equity indexes during the reporting period. Improving economic conditions and attractive valuations relative to other sectors of the global equity market also provided a favorable backdrop for financial stocks.

Within the financials sector, diversified financials stocks, which comprised approximately 19% of the Index as of the end of the reporting period, were the best performers. Diversified financials — which include financial services, capital markets and consumer finance companies — benefited from strong financial market activity and a heavy calendar of initial public offerings. Insurance stocks enjoyed robust underwriting activity, while banks benefited from rising interest rates worldwide, which led to higher net interest margins. The weakest segment of the financials sector was real estate; rising interest rates led to higher financing costs for property-related companies and made their dividend yields less attractive.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Commercial Banks	51.98%
Insurance	18.59
Capital Markets	9.52
Diversified Financial Services	7.24
Real Estate Investment Trusts (REITs)	7.20
Consumer Finance	2.70
Real Estate Management & Development	2.62
Thrifts & Mortgage Finance	0.15

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	41.85%
United Kingdom	8.54
Australia	8.06
Japan	6.73
Canada	6.63
Switzerland	3.43
France	3.37
Spain	3.17
Germany	2.93
Italy	2.29

TOTAL	87.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.81%	25.73%	25.92%	25.81%	25.73%	25.92%
5 Years	20.44%	20.54%	20.47%	153.47%	154.50%	153.78%
10 Years	8.73%	8.71%	8.80%	130.84%	130.54%	132.38%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,150.90	$2.57	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the health care sector, as represented by the S&P Global 1200 Healthcare Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 25.81%, net of fees, while the total return for the Index was 25.92%.

As represented by the Index, global health care stocks generated the strongest returns in the global equity markets, advancing by more than 25% for the reporting period. Health care stocks have traditionally been considered a defensive sector of the market because their products and services are typically in demand regardless of the economic environment. However, as global economic conditions improved during the reporting period, the health care sector delivered solid revenue and profit growth. In addition, growth-oriented areas of the health care sector — such as biotechnology, life sciences, and medical devices — have taken on a larger role in modern medical treatment, and their stocks have benefited. Finally, health care stocks tend to have above-average dividend yields, which continued to attract investor demand as interest rates around the globe remained low on a historical basis.

Within the health care sector, the best performers during the reporting period were life sciences tools and supplies companies and biotechnology firms. A robust pipeline of new medications and an increase in merger activity contributed to the strong returns for biotechnology stocks, while increased medical research and development aided companies that make life sciences tools and supplies. Health care providers also generated healthy gains during the reporting period, particularly in the U.S. as investors anticipated an increase in health care usage from the Affordable Care Act and an aging population. The laggards in the health care sector were health care equipment and supply companies, which faced an excise tax on medical device sales under the Affordable Care Act.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Pharmaceuticals	62.09%
Biotechnology	12.31
Health Care Equipment & Supplies	11.43
Health Care Providers & Services	11.19
Life Sciences Tools & Services	2.52
Health Care Technology	0.46

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	62.09%
Switzerland	12.73
United Kingdom	7.06
Germany	4.54
France	4.12
Japan	3.68
Denmark	2.99
Canada	1.39
Australia	1.13
Belgium	0.27

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.27%	21.94%	22.48%	22.27%	21.94%	22.48%
5 Years	21.77%	21.75%	21.68%	167.76%	167.52%	166.73%
Since Inception	6.69%	6.69%	6.69%	63.10%	63.08%	63.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.50	$2.51	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.27%, net of fees, while the total return for the Index was 22.48%.

As represented by the Index, global industrial stocks posted gains of more than 20% for the reporting period and outperformed the broad global equity indexes. Industrial stocks benefited from improving economic growth in many regions of the world, which led to an increase in global manufacturing activity during the reporting period. For example, industrial production rose by approximately 4% in the U.S., 7% in Japan, and 1.7% in the eurozone for the reporting period. This represented a substantial improvement in Japan and the eurozone, where industrial production had experienced a notable decline over the prior 12 months.

Within the industrials sector, airline stocks were among the best performers for the reporting period thanks to increased merger activity, less price competition, and relatively stable fuel costs. Building products makers and construction and engineering firms also fared well during the reporting period amid a continued global recovery in the housing and construction markets. Other top performers in the industrials sector included aerospace and defense stocks and marine products companies. The laggards in the industrials sector included commercial and professional services providers and road and rail companies.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Capital Goods	73.55%
Transportation	19.16
Commercial & Professional Services	7.29

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	50.88%
Japan	14.52
France	6.62
United Kingdom	5.41
Germany	4.98
Sweden	3.69
Switzerland	2.89
Canada	2.40
Australia	1.55
Netherlands	1.33

TOTAL	94.27%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® GLOBAL MATERIALS ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.52%	7.52%	7.73%	7.52%	7.52%	7.73%
5 Years	13.12%	13.03%	13.49%	85.22%	84.50%	88.24%
Since Inception	5.03%	5.02%	5.30%	44.87%	44.77%	47.65%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.10	$2.45	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL MATERIALS ETF

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 7.52%, net of fees, while the total return for the Index was 7.73%.

As represented by the Index, global materials stocks returned approximately 7% for the reporting period, trailing the double-digit gains of the broad global equity indexes. Although economic growth improved in many developed countries, economies in emerging markets slowed during the reporting period. Emerging economies have been a major source of demand for commodities in recent years, and the slowdown in their growth rates led to reduced demand for raw materials and muted commodity prices for much of the reporting period, both of which adversely affected materials stocks. Overall, the Thomson Reuters CRB Index, a common benchmark for commodity prices, increased by just 2.2% for the reporting period.

Within the materials sector, construction materials producers posted the best returns for the reporting period as they benefited from a continued recovery in the global housing and construction markets. Paper and forest products companies and chemicals producers also fared well during the reporting period. The notable laggards in the materials sector were metals and mining companies, which comprised just less than 40% of the Index as of the end of the reporting period. Metals and mining stocks fell modestly for the reporting period, reflecting the broad decline in metals prices, including a 19% decline in the price of gold and a 30% drop in the price of silver.

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*

Chemicals	49.94%
Metals & Mining	39.45
Construction Materials	5.25
Containers & Packaging	2.98
Paper & Forest Products	2.38

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 3/31/14

Country	Percentage of Total Investments*

United States	31.15%
United Kingdom	13.68
Australia	9.68
Germany	9.34
Japan	7.31
Canada	7.17
France	4.20
Switzerland	3.80
Taiwan	2.24
Brazil	1.87

TOTAL	90.44%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TECH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.52%	22.30%	22.65%	22.52%	22.30%	22.65%
5 Years	18.81%	18.78%	19.36%	136.74%	136.45%	142.27%
10 Years	5.98%	5.97%	6.35%	78.76%	78.61%	85.14%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,136.20	$2.56	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TECH ETF

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.52%, net of fees, while the total return for the Index was 22.65%.

As represented by the Index, global technology stocks gained more than 20% for the reporting period, outperforming the broad global equity indexes. Technology stocks benefited from improving economic growth in many regions of the world, which led to expectations that businesses and individuals will increase their spending on technology. In addition, a notable increase in initial public offerings in the technology sector, particularly in the U.S., helped stoke investor demand for technology stocks during the reporting period.

Within the technology sector, internet software and services companies generated the best returns for the reporting period, benefiting from continuing developments in cloud computing and streaming music and video. Furthermore, a disproportionate number of initial public offerings during the reporting period were internet-related companies, providing an additional lift to internet stocks. Electronic equipment producers and semiconductor manufacturers also posted strong returns for the reporting period as demand for smartphones and tablet computers remained robust.

The laggards in the technology sector for the reporting period included information technology services providers and communications equipment makers. Both segments of the technology sector were adversely affected by the slowdown in emerging markets during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Computers & Peripherals	18.93%
Software	18.02
Semiconductors & Semiconductor Equipment	17.58
IT Services	16.76
Internet Software & Services	13.59
Communications Equipment	8.66
Electronic Equipment, Instruments & Components	6.46

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	78.42%
Japan	5.89
South Korea	3.83
Taiwan	3.50
Germany	2.26
Netherlands	1.28
Sweden	1.24
France	0.93
United Kingdom	0.78
Finland	0.70

TOTAL	98.83%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TELECOM ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.86%	15.80%	15.78%	15.86%	15.80%	15.78%
5 Years	13.90%	13.88%	13.72%	91.71%	91.56%	90.18%
10 Years	7.50%	7.36%	7.36%	106.17%	103.43%	103.47%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.90	$2.46	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TELECOM ETF

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 15.86%, net of fees, while the total return for the Index was 15.78%.

As represented by the Index, global telecommunications stocks posted double-digit gains for the reporting period, though they modestly trailed the performance of the broad global equity indexes. Telecom stocks benefited from improving economic growth in many regions of the world. In addition, continued industry consolidation around the globe and strong demand for yield in a low interest rate environment (telecom stocks have the highest dividend yields of any sector in the global equity markets) provided a favorable backdrop for the telecom sector.

Within the telecommunications sector, wireless services providers (which comprised approximately 25% of the Index as of March 31, 2014) posted the best returns for the reporting period. The performance of wireless services stocks was driven by continued robust demand for smartphones and related services (such as texting, music streaming, and internet browsing) that are used with increasing frequency on mobile devices. Furthermore, despite slowing economic growth in emerging markets, demand for mobile devices continued to expand in these areas, largely because of the relatively low usage rates in developing countries. Diversified telecommunication services stocks, which made up the remaining 75% of the Index, trailed the wireless segment but still delivered solid gains for the reporting period. Although the competitive landscape remained challenging, diversified telecom stocks fared well thanks to better economic conditions and their relatively high dividend yields.

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	74.62%
Wireless Telecommunication Services	25.38

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 3/31/14

Country	Percentage of Total Investments*
United States	33.39%
United Kingdom	12.03
Japan	11.13
Canada	5.99
France	5.79
Spain	4.97
Australia	4.70
Germany	4.06
China	3.98
Mexico	3.59

TOTAL	89.63%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® GLOBAL UTILITIES ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.91%	16.28%	15.58%	15.91%	16.28%	15.58%
5 Years	9.37%	9.38%	9.10%	56.50%	56.59%	54.55%
Since Inception	3.13%	3.15%	2.95%	26.17%	26.42%	24.54%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,112.80	$2.53	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL UTILITIES ETF

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 15.91%, net of fees, while the total return for the Index was 15.58%.

As represented by the Index, global utilities stocks posted double-digit gains for the reporting period, though they modestly trailed the performance of the broad global equity indexes. Utilities stocks have traditionally been considered a defensive sector of the market because their products and services are typically in demand regardless of the economic environment. However, as global economic conditions improved during the reporting period, increased demand for power contributed to better revenue and earnings growth in the utilities sector. Utilities stocks also tend to have relatively high dividend yields, and this characteristic was a double-edged sword during the reporting period. Investor demand for yield remained strong, but rising interest rates made the dividend yields of utilities stocks less attractive.

Within the utilities sector, water utilities posted the best returns, though they represented a very small portion of the Index (approximately 1.5% as of March 31, 2014). Drought conditions in the western half of the U.S., particularly in California, brought about a supply-and-demand imbalance that proved beneficial for water utilities. Natural gas utilities and independent power producers underperformed during the reporting period. Natural gas utilities faced margin pressure from higher wholesale natural gas prices, while independent power producers struggled with weak power markets and impending environment regulations. Electric utilities, which comprised just less than half of the Index as of the end of the reporting period, generated returns in line with the overall utilities sector.

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*

Electric Utilities	49.48%
Multi-Utilities	38.87
Gas Utilities	6.92
Independent Power Producers & Energy Traders	3.16
Water Utilities	1.57

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 3/31/14

Country	Percentage of Total Investments*
United States	49.64%
United Kingdom	12.24
France	6.64
Spain	6.20
Germany	5.72
Italy	5.50
Japan	4.41
Hong Kong	3.79
Australia	1.24
Portugal	1.10

TOTAL	96.48%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.02%

AUSTRALIA — 0.28%
Crown Resorts Ltd.	50,853	$783,824

		783,824
CANADA — 2.02%
Canadian Tire Corp. Ltd. Class A NVS	7,236	683,314
Gildan Activewear Inc.	9,045	456,532
Magna International Inc. Class A	18,760	1,806,399
Shaw Communications Inc. Class B	33,567	802,871
Thomson Reuters Corp.	30,016	1,027,683
Tim Hortons Inc.	14,271	790,513

		5,567,312
FINLAND — 0.16%
Nokian Renkaat OYJ	11,256	455,323

		455,323
FRANCE — 5.48%
Accor SA	14,137	724,134
Christian Dior SA	3,953	761,389
Compagnie Generale des Etablissements Michelin Class B	14,941	1,869,380
Hermes International SCA	938	312,340
Kering	5,695	1,162,064
Lagardere SCA	7,370	292,745
LVMH Moet Hennessy Louis Vuitton SA	21,239	3,862,525
PSA Peugeot Citroen SAa,b	19,631	370,538
Publicis Groupe SA	11,926	1,077,939
Renault SA	16,817	1,634,978
SES SA Class A FDR	34,974	1,306,539
Sodexo	7,437	780,336
Valeo SA	6,566	925,320

		15,080,227
GERMANY — 5.21%
Adidas AG	15,879	1,718,866
Bayerische Motoren Werke AG	26,063	3,291,111
Continental AG	7,437	1,782,482
Daimler AG Registered	75,442	7,131,844
Volkswagen AG	1,608	407,786

		14,332,089
GREECE — 0.11%
OPAP SA	18,433	297,242

		297,242

Security	Shares	Value

HONG KONG — 1.97%
Galaxy Entertainment Group Ltd.[a]	201,000	$1,747,759
Li & Fung Ltd.	536,000	791,868
Michael Kors Holdings Ltd.[a]	13,668	1,274,814
Sands China Ltd.	214,400	1,601,702

		5,416,143
ITALY — 0.71%
Fiat SpA[a]	74,303	865,348
Luxottica Group SpA	8,426	487,519
Mediaset SpA[a]	41,071	229,708
Pirelli & C. SpA	23,383	367,395

		1,949,970
JAPAN — 13.51%
Aisin Seiki Co. Ltd.	20,100	727,023
Bridgestone Corp.	53,600	1,904,899
Denso Corp.	40,200	1,931,442
Dentsu Inc.	20,100	764,106
Fast Retailing Co. Ltd.	4,600	1,672,098
Fuji Heavy Industries Ltd.	53,600	1,453,136
Honda Motor Co. Ltd.	140,700	4,964,838
Isuzu Motors Ltd.	134,000	771,588
Nikon Corp.	26,800	432,506
Nissan Motor Co. Ltd.	207,700	1,855,455
Nitori Holdings Co. Ltd.	6,700	291,135
Oriental Land Co. Ltd.	4,100	625,043
Panasonic Corp.	174,200	1,984,139
Sega Sammy Holdings Inc.	13,400	300,828
Sekisui House Ltd.	40,800	507,499
Sharp Corp.[a]	134,000	408,564
Sony Corp.	80,400	1,539,533
Suzuki Motor Corp.	33,500	876,332
Toyota Industries Corp.	20,100	968,063
Toyota Motor Corp.	227,800	12,886,953
Yamada Denki Co. Ltd.	87,100	290,939

		37,156,119
MEXICO — 0.54%
Grupo Elektra SAB de CV	7,705	237,714
Grupo Televisa SAB de CV CPO	187,600	1,251,793

		1,489,507
NETHERLANDS — 0.62%
Reed Elsevier NV	49,229	1,064,225
Wolters Kluwer NV	22,445	633,545

		1,697,770

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2014

Security	Shares	Value

SOUTH KOREA — 0.91%
Hyundai Motor Co. NVS SP GDR[a,c]	25,393	$1,606,107
Hyundai Motor Co. SP GDR[a,d]	7,549	889,272

		2,495,379
SPAIN — 0.96%
Industria de Diseno Textil SA	17,621	2,644,760

		2,644,760
SWEDEN — 1.40%
Electrolux AB Class B	25,594	557,391
Hennes & Mauritz AB Class B	77,117	3,282,815

		3,840,206
SWITZERLAND — 1.90%
Compagnie Financiere Richemont SA Class A Bearer	39,473	3,771,462
Swatch Group AG (The) Bearer	2,345	1,470,686

		5,242,148
UNITED KINGDOM — 6.52%
British Sky Broadcasting Group PLC	78,055	1,188,081
Burberry Group PLC	35,309	821,172
Carnival PLC	18,291	696,479
Compass Group PLC	142,576	2,174,915
Daily Mail & General Trust PLC Class A NVS	18,626	269,845
GKN PLC	148,874	968,706
InterContinental Hotels Group PLC	23,584	757,659
ITV PLC	236,510	755,080
Kingfisher PLC	188,270	1,322,667
Ladbrokes PLC	77,921	175,373
Marks & Spencer Group PLC	122,007	918,369
Next PLC	12,328	1,356,473
Pearson PLC	65,526	1,161,239
Persimmon PLC	22,378	502,159
Reed Elsevier PLC	86,966	1,328,066
UBM PLC	17,621	200,350
Whitbread PLC	13,601	943,730
William Hill PLC	65,124	370,229
WPP PLC	98,222	2,025,598

		17,936,190
UNITED STATES — 55.72%
Amazon.com Inc.[a]	28,274	9,514,766
AutoNation Inc.[a]	4,422	235,383
AutoZone Inc.[a]	2,747	1,475,414
Bed Bath & Beyond Inc.[a]	16,750	1,152,400
Best Buy Co. Inc.	20,368	537,919

Security	Shares	Value

BorgWarner Inc.	18,224	$1,120,229
Cablevision NY Group Class A	15,946	269,009
CarMax Inc.[a,b]	16,482	771,358
Carnival Corp.	33,232	1,258,164
CBS Corp. Class B NVS	41,272	2,550,610
Chipotle Mexican Grill Inc.[a]	2,278	1,294,018
Coach Inc.	22,043	1,094,655
Comcast Corp. Class A	198,789	9,943,426
D.R. Horton Inc.	21,775	471,429
Darden Restaurants Inc.	10,921	554,350
Delphi Automotive PLC	22,512	1,527,664
DIRECTV[a]	37,721	2,882,639
Discovery Communications Inc. Series Aa	17,353	1,435,093
Dollar General Corp.[a]	23,115	1,282,420
Dollar Tree Inc.[a]	16,750	874,015
Expedia Inc.	7,906	573,185
Family Dollar Stores Inc.	7,973	462,514
Ford Motor Co.	305,855	4,771,338
Fossil Group Inc.[a,b]	3,618	421,895
GameStop Corp. Class A	7,839	322,183
Gannett Co. Inc.	15,611	430,864
Gap Inc. (The)	20,569	823,994
Garmin Ltd.	9,313	514,636
General Motors Co.	99,495	3,424,618
Genuine Parts Co.	11,256	977,584
Goodyear Tire & Rubber Co. (The)	21,440	560,227
Graham Holdings Co. Class B	134	94,303
H&R Block Inc.	17,956	542,092
Harley-Davidson Inc.	18,425	1,227,289
Harman International Industries Inc.	5,025	534,660
Hasbro Inc.	9,246	514,263
Home Depot Inc. (The)	108,473	8,583,468
International Game Technology	17,889	251,519
Interpublic Group of Companies Inc. (The)	28,877	494,952
Johnson Controls Inc.	53,399	2,526,841
Kohl’s Corp.	16,080	913,344
L Brands Inc.	18,693	1,061,202
Leggett & Platt Inc.	11,189	365,209
Lennar Corp. Class A	13,132	520,290
Lowe’s Companies Inc.	79,998	3,911,902
Macy’s Inc.	29,145	1,728,007
Marriott International Inc. Class A	17,956	1,005,895
Mattel Inc.	27,068	1,085,697

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2014

Security	Shares	Value

McDonald’s Corp.	78,390	$7,684,572
Mohawk Industries Inc.[a,b]	4,087	555,750
Netflix Inc.[a,b]	4,623	1,627,435
Newell Rubbermaid Inc.	21,708	649,069
News Corp. Class A NVS[a]	37,520	646,094
Nike Inc. Class B	56,392	4,165,113
Nordstrom Inc.	12,060	753,147
O’Reilly Automotive Inc.[a,b]	8,107	1,202,998
Omnicom Group Inc.	19,229	1,396,025
PetSmart Inc.	8,375	576,954
Priceline.com Inc.[a]	3,886	4,631,685
PulteGroup Inc.	25,125	482,149
PVH Corp.	6,030	752,363
Ralph Lauren Corp.	4,824	776,326
Ross Stores Inc.	16,750	1,198,463
Scripps Networks Interactive Inc. Class A	7,309	554,826
Staples Inc.	50,719	575,153
Starbucks Corp.	57,017	4,183,907
Starwood Hotels & Resorts Worldwide Inc.	14,472	1,151,971
Target Corp.	50,250	3,040,628
Tiffany & Co.	8,844	761,911
Time Warner Cable Inc.	21,507	2,950,330
Time Warner Inc.	68,273	4,460,275
TJX Companies Inc. (The)	54,136	3,283,348
Tractor Supply Co.	9,866	696,836
TripAdvisor Inc.[a,b]	8,241	746,552
Twenty-First Century Fox Inc. Class A	149,343	4,774,496
Urban Outfitters Inc.[a]	9,045	329,871
VF Corp.	26,264	1,625,216
Viacom Inc. Class B NVS	31,289	2,659,252
Walt Disney Co. (The)	124,486	9,967,594
Whirlpool Corp.	5,896	881,216
Wyndham Worldwide Corp.	9,849	721,242
Wynn Resorts Ltd.	5,963	1,324,680
Yum! Brands Inc.	34,572	2,606,383

		153,282,762

TOTAL COMMON STOCKS
(Cost: $233,187,073)		269,666,971

Security	Shares	Value

PREFERRED STOCKS — 1.61%

GERMANY — 1.61%
Porsche Automobil Holding SE	12,261	$1,259,462
Volkswagen AG	12,194	3,161,279

		4,420,741

TOTAL PREFERRED STOCKS
(Cost: $3,738,027)		4,420,741

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	2,826,189	2,826,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[e,f,g]	147,246	147,246
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	272,652	272,652

		3,246,087

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,246,087)		3,246,087

TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $240,171,187)		277,333,799
Other Assets, Less Liabilities — (0.81)%		(2,234,809)

NET ASSETS — 100.00%		$275,098,990

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.86%

AUSTRALIA — 2.89%
Coca-Cola Amatil Ltd.	99,835	$1,020,629
Wesfarmers Ltd.	210,593	8,039,800
Woolworths Ltd.	231,552	7,666,013

		16,726,442
BELGIUM — 3.03%
Anheuser-Busch InBev NV	147,802	15,502,182
Colruyt SA	12,519	690,172
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	18,760	1,371,659

		17,564,013
BRAZIL — 1.49%
AMBEV SA SP ADR	839,778	6,222,755
BRF — Brasil Foods SA SP ADR	119,930	2,396,201

		8,618,956
CANADA — 0.88%
George Weston Ltd.	8,174	609,782
Loblaw Companies Ltd.[a]	2,583	109,756
Metro Inc. Class A	16,482	969,134
Saputo Inc.	23,450	1,183,176
Shoppers Drug Mart Corp.	40,304	2,221,239

		5,093,087
CHILE — 0.11%
Cencosud SA SP ADR	67,478	660,610

		660,610
CHINA — 0.35%
Want Want China Holdings Ltd.[a]	1,353,000	2,019,807

		2,019,807
DENMARK — 0.34%
Carlsberg A/S Class B	19,568	1,947,047

		1,947,047
FRANCE — 4.38%
Carrefour SA	115,106	4,457,126
Casino Guichard-Perrachon SA	10,720	1,276,250
Danone SA	109,344	7,735,601
L’Oreal SA	45,828	7,560,542
Pernod Ricard SA	37,008	4,310,029

		25,339,548
GERMANY — 0.49%
Beiersdorf AG	18,358	1,791,375
METRO AG	26,264	1,072,376

		2,863,751

Security	Shares	Value

IRELAND — 0.35%
Kerry Group PLC Class A	26,368	$2,013,693

		2,013,693
JAPAN — 5.31%
AEON Co. Ltd.	147,617	1,667,025
Ajinomoto Co. Inc.	134,000	1,919,212
Asahi Group Holdings Ltd.	88,598	2,485,407
Japan Tobacco Inc.	214,400	6,745,215
Kao Corp.	93,800	3,330,840
Kirin Holdings Co. Ltd.	178,596	2,479,898
Lawson Inc.	13,400	949,847
Nippon Meat Packers Inc.	37,000	552,207
Nissin Foods Holdings Co. Ltd.	15,800	714,172
Seven & I Holdings Co. Ltd.	147,637	5,654,030
Shiseido Co. Ltd.	73,200	1,290,782
Unicharm Corp.	28,000	1,498,898
Yakult Honsha Co. Ltd.	29,620	1,489,844

		30,777,377
MEXICO — 0.98%
Fomento Economico Mexicano SAB de CV BD Units	360,809	3,362,620
Wal-Mart de Mexico SAB de CV Series V	978,210	2,322,440

		5,685,060
NETHERLANDS — 3.34%
Heineken NV	39,269	2,734,268
Koninklijke Ahold NV	180,403	3,625,167
Unilever NV CVA	316,106	12,998,303

		19,357,738
NORWAY — 0.22%
Orkla ASA	150,958	1,287,179

		1,287,179
SOUTH KOREA — 0.19%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,072,178

		1,072,178
SPAIN — 0.17%
Distribuidora Internacional de Alimentacion SA	110,148	1,006,813

		1,006,813
SWEDEN — 0.79%
Svenska Cellulosa AB Class B	114,302	3,358,427
Swedish Match AB	37,788	1,232,683

		4,591,110

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2014

Security	Shares	Value

SWITZERLAND — 7.73%
Nestle SA Registered	594,156	$44,762,644

		44,762,644
UNITED KINGDOM — 14.35%
Associated British Foods PLC	65,392	3,031,799
British American Tobacco PLC	348,668	19,388,658
Diageo PLC	460,558	14,289,118
Imperial Tobacco Group PLC	178,488	7,210,031
J Sainsbury PLC	239,338	1,261,278
Reckitt Benckiser Group PLC	120,734	9,836,637
SABMiller PLC	178,086	8,892,038
Tate & Lyle PLC	85,604	952,621
Tesco PLC	1,474,938	7,263,718
Unilever PLC	221,502	9,457,186
Wm Morrison Supermarkets PLC	431,028	1,530,593

		83,113,677
UNITED STATES — 51.47%
Altria Group Inc.	368,366	13,787,939
Archer-Daniels-Midland Co.	121,538	5,273,534
Avon Products Inc.	79,864	1,169,209
Beam Inc.	30,552	2,544,982
Brown-Forman Corp. Class B NVS	29,882	2,680,117
Campbell Soup Co.	33,151	1,487,817
Clorox Co. (The)	24,107	2,121,657
Coca-Cola Co. (The)	699,882	27,057,438
Coca-Cola Enterprises Inc.	43,818	2,092,748
Colgate-Palmolive Co.	161,202	10,457,174
ConAgra Foods Inc.	77,873	2,416,399
Constellation Brands Inc. Class Ab	30,954	2,630,161
Costco Wholesale Corp.	81,204	9,068,863
CVS Caremark Corp.	218,286	16,340,890
Dr Pepper Snapple Group Inc.	36,448	1,984,958
Estee Lauder Companies Inc. (The) Class A	47,168	3,154,596
General Mills Inc.	115,508	5,985,624
Hershey Co. (The)	27,872	2,909,837
Hormel Foods Corp.	24,790	1,221,403
J.M. Smucker Co. (The)	19,162	1,863,313
Kellogg Co.	47,532	2,980,732
Keurig Green Mountain Inc.	23,852	2,518,533
Kimberly-Clark Corp.	70,082	7,726,540
Kraft Foods Group Inc.	110,282	6,186,820
Kroger Co. (The)	95,408	4,164,559
Lorillard Inc.	67,134	3,630,607

Security	Shares	Value

McCormick & Co. Inc. NVS	24,373	$1,748,519
Mead Johnson Nutrition Co. Class A	37,252	3,097,131
Molson Coors Brewing Co. Class B NVS	29,346	1,727,306
Mondelez International Inc. Class A	313,962	10,847,387
Monster Beverage Corp.[b]	24,924	1,730,972
PepsiCo Inc.	281,266	23,485,711
Philip Morris International Inc.	292,924	23,981,688
Procter & Gamble Co. (The)	500,892	40,371,895
Reynolds American Inc.	57,754	3,085,219
Safeway Inc.	42,344	1,564,187
Sysco Corp.	108,004	3,902,184
Tyson Foods Inc. Class A	49,446	2,176,118
Wal-Mart Stores Inc.	298,820	22,838,813
Walgreen Co.	161,336	10,653,016
Whole Foods Market Inc.	68,608	3,479,112

		298,145,708

TOTAL COMMON STOCKS
(Cost: $493,293,426)		572,646,438

PREFERRED STOCKS — 0.61%

GERMANY — 0.61%
Henkel AG & Co. KGaA	32,964	3,549,196

		3,549,196

TOTAL PREFERRED STOCKS
(Cost: $2,536,788)		3,549,196

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,847,760	1,847,760
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	96,269	96,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	669,082	669,082

		2,613,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,613,111)		2,613,111

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $498,443,325)	$578,808,745
Other Assets, Less Liabilities — 0.08%	453,194

NET ASSETS — 100.00%	$579,261,939

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL ENERGY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.84%

AUSTRALIA — 2.06%
Oil Search Ltd.	397,367	$3,115,815
Origin Energy Ltd.	383,551	5,080,014
Santos Ltd.	335,038	4,192,156
Woodside Petroleum Ltd.	215,247	7,784,557
WorleyParsons Ltd.	77,401	1,086,131

		21,258,673
AUSTRIA — 0.22%
OMV AG	49,769	2,259,147

		2,259,147
BRAZIL — 0.35%
Ultrapar Participacoes SA SP ADR	151,034	3,638,409

		3,638,409
CANADA — 9.81%
ARC Resources Ltd.	108,173	2,984,252
Cameco Corp.	136,904	3,139,334
Canadian Natural Resources Ltd.	373,503	14,337,778
Canadian Oil Sands Ltd.	165,164	3,470,127
Cenovus Energy Inc.	260,777	7,553,378
Crescent Point Energy Corp.	135,962	4,970,389
Enbridge Inc.	286,368	13,026,987
Encana Corp.	253,712	5,427,081
Enerplus Corp.	70,650	1,414,600
Husky Energy Inc.	103,777	3,117,776
Imperial Oil Ltd.	88,391	4,122,644
Pembina Pipeline Corp.	109,115	4,150,077
Penn West Petroleum Ltd.	167,676	1,403,693
Suncor Energy Inc.	506,011	17,700,643
Talisman Energy Inc.	325,775	3,252,585
TransCanada Corp.	243,821	11,100,345

		101,171,689
CHINA — 2.33%
China Petroleum & Chemical Corp. Class H	8,792,400	7,866,297
CNOOC Ltd.	5,495,000	8,259,802
PetroChina Co. Ltd. Class H	7,222,000	7,867,153

		23,993,252
COLOMBIA — 0.36%
Ecopetrol SA SP ADR[a]	89,961	3,669,509

		3,669,509
FRANCE — 5.52%
Technip SA	36,581	3,776,793
Total SA	810,277	53,157,963

		56,934,756

Security	Shares	Value

ITALY — 2.79%
Eni SpA	920,334	$23,098,473
Saipem SpA	85,408	2,085,884
Tenaris SA	161,396	3,561,328

		28,745,685
JAPAN — 0.87%
INPEX Corp.	376,800	4,899,114
JX Holdings Inc.	847,820	4,091,533

		8,990,647
NORWAY — 1.59%
Seadrill Ltd.	123,559	4,362,812
Statoil ASA	361,728	10,210,710
Subsea 7 SA	97,497	1,812,481

		16,386,003
PORTUGAL — 0.13%
Galp Energia SGPS SA Class B	76,616	1,323,646

		1,323,646
SPAIN — 0.70%
Repsol SA	280,402	7,159,244

		7,159,244
UNITED KINGDOM — 16.09%
AMEC PLC	106,446	1,991,118
BG Group PLC	1,164,626	21,697,451
BP PLC	6,397,279	51,193,078
Cairn Energy PLC[b]	203,472	566,155
Nobel Corp. PLC	87,135	2,852,800
Petrofac Ltd.	89,197	2,138,375
Royal Dutch Shell PLC Class A	1,336,698	48,825,915
Royal Dutch Shell PLC Class B	839,008	32,737,798
Tullow Oil PLC	312,587	3,900,654

		165,903,344
UNITED STATES — 56.02%
Anadarko Petroleum Corp.	172,072	14,584,823
Apache Corp.	134,863	11,186,886
Baker Hughes Inc.	149,621	9,728,357
Cabot Oil & Gas Corp.	144,754	4,904,266
Cameron International Corp.[a,b]	74,259	4,586,978
Chesapeake Energy Corp.	173,485	4,444,686
Chevron Corp.	653,591	77,718,506
ConocoPhillips	419,190	29,490,016
CONSOL Energy Inc.	78,814	3,148,619
Denbury Resources Inc.	120,890	1,982,596
Devon Energy Corp.	131,095	8,774,188
Diamond Offshore Drilling Inc.[a]	24,021	1,171,264
Ensco PLC Class A	80,070	4,226,095
EOG Resources Inc.	93,572	18,356,019

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2014

Security	Shares	Value

EQT Corp.	51,496	$4,993,567
Exxon Mobil Corp.	1,479,097	144,478,195
FMC Technologies Inc.[a,b]	80,855	4,227,908
Halliburton Co.	291,235	17,150,829
Helmerich & Payne Inc.	37,052	3,985,313
Hess Corp.	93,729	7,768,260
Kinder Morgan Inc.	230,162	7,477,963
Marathon Oil Corp.	238,012	8,454,186
Marathon Petroleum Corp.	100,951	8,786,775
Murphy Oil Corp.	58,718	3,691,013
Nabors Industries Ltd.[a]	89,961	2,217,539
National Oilwell Varco Inc.	146,638	11,418,701
Newfield Exploration Co.[b]	46,315	1,452,438
Noble Energy Inc.	123,559	8,777,631
Occidental Petroleum Corp.	272,238	25,941,559
ONEOK Inc.	71,278	4,223,222
Peabody Energy Corp.	93,729	1,531,532
Phillips 66	201,588	15,534,371
Pioneer Natural Resources Co.	48,984	9,166,866
QEP Resources Inc.	61,073	1,797,989
Range Resources Corp.	56,049	4,650,386
Rowan Companies PLC Class Ab	42,704	1,438,271
Schlumberger Ltd.	447,607	43,641,682
Southwestern Energy Co.[a,b]	120,733	5,554,925
Spectra Energy Corp.	229,848	8,490,585
Tesoro Corp.	45,530	2,303,363
Transocean Ltd.	116,494	4,815,862
Valero Energy Corp.	182,905	9,712,256
Williams Companies Inc. (The)	234,401	9,511,993

		577,498,479

TOTAL COMMON STOCKS
(Cost: $940,361,512)		1,018,932,483

PREFERRED STOCKS — 0.96%

BRAZIL — 0.96%
Petroleo Brasileiro SA SP ADR	711,053	9,862,305

		9,862,305

TOTAL PREFERRED STOCKS
(Cost: $22,883,642)		9,862,305

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	13,029,850	13,029,850

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	678,863	$678,863
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,097,428	1,097,428

		14,806,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,806,141)		14,806,141

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $978,051,295)		1,043,600,929
Other Assets, Less Liabilities — (1.23)%		(12,728,195)

NET ASSETS — 100.00%		$1,030,872,734

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.31%

AUSTRALIA — 8.03%
AMP Ltd.	143,771	$663,606
ASX Ltd.	9,920	331,640
Australia and New Zealand Banking Group Ltd.	130,473	3,997,910
BGP Holdings PLC[a,b]	608,993	8
CFS Retail Property Trust Group	103,768	181,775
Commonwealth Bank of Australia	76,518	5,492,101
Dexus Property Group	262,908	258,297
Goodman Group	68,670	301,049
GPT Group	73,793	250,326
Insurance Australia Group Ltd.	98,754	509,823
Lend Lease Group	22,345	245,419
Macquarie Group Ltd.	15,027	806,836
Mirvac Group	162,519	256,072
National Australia Bank Ltd.	111,398	3,661,219
QBE Insurance Group Ltd.	57,879	687,731
Stockland Corp. Ltd.	107,801	374,683
Suncorp Group Ltd.	61,040	728,120
Westfield Group	92,977	883,302
Westfield Retail Trust	138,103	381,442
Westpac Banking Corp.	147,259	4,716,992

		24,728,351
AUSTRIA — 0.15%
Erste Group Bank AG	13,734	469,436

		469,436
BELGIUM — 0.51%
Ageas	10,464	466,480
Groupe Bruxelles Lambert SA	3,924	391,990
KBC Groep NV	11,554	711,020

		1,569,490
BRAZIL — 0.18%
Banco do Brasil SA SP ADR	55,700	554,215

		554,215
CANADA — 6.59%
Bank of Montreal	30,738	2,059,690
Bank of Nova Scotia	56,680	3,288,082
Brookfield Asset Management Inc. Class A	25,179	1,027,235
Canadian Imperial Bank of Commerce	19,075	1,646,110
Manulife Financial Corp.	86,655	1,673,825
National Bank of Canada	15,696	629,973

Security	Shares	Value

Power Corp. of Canada	16,241	$444,669
Royal Bank of Canada	67,689	4,470,080
Sun Life Financial Inc.	28,449	986,661
Toronto-Dominion Bank (The)	87,200	4,094,746

		20,321,071
CHILE — 0.12%
Banco de Chile SP ADR[c]	2,289	172,316
Banco Santander (Chile) SA SP ADR	8,720	204,397

		376,713
CHINA — 2.27%
China Construction Bank Corp. Class H	3,924,720	2,747,337
China Life Insurance Co. Ltd. Class H	327,000	925,307
Industrial and Commercial Bank of China Ltd. Class H	3,924,000	2,412,964
Ping An Insurance (Group) Co. of China Ltd. Class H	109,000	903,526

		6,989,134
COLOMBIA — 0.11%
Bancolombia SA SP ADR	5,886	332,441

		332,441
DENMARK — 0.33%
Danske Bank A/S	36,079	1,005,710

		1,005,710
FINLAND — 0.37%
Sampo OYJ Class A	22,236	1,153,850

		1,153,850
FRANCE — 3.36%
AXA SA	87,418	2,272,927
BNP Paribas SA	48,396	3,734,632
Credit Agricole SAa	51,121	806,386
Societe Generale	37,605	2,317,019
Unibail-Rodamco SE	4,687	1,217,683

		10,348,647
GERMANY — 2.92%
Allianz SE Registered	21,364	3,612,892
Commerzbank AGa	44,363	815,346
Deutsche Bank AG Registered	47,960	2,146,625
Deutsche Boerse AG	9,047	720,335
Muenchener Rueckversicherungs-Gesellschaft AG Registered	7,739	1,691,671

		8,986,869

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2014

Security	Shares	Value

GREECE — 0.03%
National Bank of Greece SA SP ADR[c]	15,914	$88,323

		88,323
HONG KONG — 2.01%
AIA Group Ltd.[d]	457,800	2,171,836
BOC Hong Kong (Holdings) Ltd.	218,000	621,087
Cheung Kong (Holdings) Ltd.	109,000	1,807,053
Hang Seng Bank Ltd.	43,600	694,156
Hong Kong Exchanges and Clearing Ltd.	58,500	886,883

		6,181,015
IRELAND — 0.17%
Bank of Ireland[a]	1,216,549	516,426
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		516,427
ITALY — 2.26%
Assicurazioni Generali SpA	63,765	1,421,964
Banca Monte dei Paschi di Siena SpA[a]	376,050	137,347
Banco Popolare SCa	8,349	181,581
Intesa Sanpaolo SpA	651,493	2,208,883
Mediobanca SpA[a]	24,634	281,800
UniCredit SpA	254,624	2,326,702
Unione di Banche Italiane SpA	42,837	403,834

		6,962,111
JAPAN — 6.70%
Credit Saison Co. Ltd.	10,900	217,291
Dai-ichi Life Insurance Co. Ltd. (The)	43,600	635,044
Daiwa House Industry Co. Ltd.	33,000	561,082
Daiwa Securities Group Inc.	109,000	950,449
Mitsubishi Estate Co. Ltd.	71,000	1,686,323
Mitsubishi UFJ Financial Group Inc.	654,000	3,600,699
Mitsui Fudosan Co. Ltd.	45,000	1,375,977
Mizuho Financial Group Inc.	1,144,500	2,267,107
MS&AD Insurance Group Holdings Inc.	21,800	500,415
NKSJ Holdings Inc.	21,800	561,379
Nomura Holdings Inc.	174,400	1,121,064
ORIX Corp.	54,500	768,932
Resona Holdings Inc.	87,200	422,516
Shinsei Bank Ltd.	109,000	214,856
Sumitomo Mitsui Financial Group Inc.	65,400	2,799,909

Security	Shares	Value

Sumitomo Mitsui Trust Holdings Inc.	218,270	$987,657
Sumitomo Realty & Development Co. Ltd.	25,000	981,211
Tokio Marine Holdings Inc.	32,700	983,683

		20,635,594
MEXICO — 0.24%
Grupo Financiero Banorte SAB de CV Series O	109,000	733,670

		733,670
NETHERLANDS — 1.08%
AEGON NV	86,328	792,774
ING Groep NV CVA[a]	179,523	2,542,317

		3,335,091
NORWAY — 0.26%
DNB ASA	45,453	790,315

		790,315
PERU — 0.14%
Credicorp Ltd.	3,270	450,998

		450,998
PORTUGAL — 0.06%
Banco Espirito Santo SA Registered[a]	102,569	192,116

		192,116
SINGAPORE — 1.03%
DBS Group Holdings Ltd.	89,000	1,144,392
Oversea-Chinese Banking Corp. Ltd.	109,000	824,293
United Overseas Bank Ltd.[c]	70,000	1,205,121

		3,173,806
SOUTH KOREA — 0.49%
KB Financial Group Inc. SP ADR[a]	13,102	460,535
Shinhan Financial Group Co. Ltd. SP ADR[a]	24,282	1,067,194

		1,527,729
SPAIN — 3.13%
Banco Bilbao Vizcaya Argentaria SA	268,358	3,224,477
Banco de Sabadell SA	185,425	572,970
Banco Popular Espanol SA	80,698	609,496
Banco Santander SA	549,033	5,237,152

		9,644,095
SWEDEN — 2.19%
Investment AB Kinnevik Class B	11,227	413,855
Investor AB Class B	22,127	799,276

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2014

Security	Shares	Value

Nordea Bank AB	148,240	$2,098,917
Skandinaviska Enskilda Banken AB Class A	80,987	1,109,839
Svenska Handelsbanken AB Class A	23,108	1,157,619
Swedbank AB Class A	43,709	1,171,002

		6,750,508
SWITZERLAND — 3.42%
Baloise Holding AG Registered	2,398	301,871
Credit Suisse Group AG Registered	66,272	2,144,922
GAM Holding AGa	6,758	122,024
Julius Baer Group Ltd.[a]	10,791	479,233
Swiss Life Holding AG Registered[a]	1,308	321,318
Swiss Re AGa	16,241	1,506,707
UBS AG Registered[a]	169,604	3,505,936
Zurich Insurance Group AGa	6,976	2,143,303

		10,525,314
UNITED KINGDOM — 8.49%
3i Group PLC	43,818	290,671
Aberdeen Asset Management PLC	39,022	253,912
Aviva PLC	139,411	1,108,639
Barclays PLC	695,529	2,706,393
British Land Co. PLC	49,159	535,989
Hammerson PLC	36,842	340,273
HSBC Holdings PLC	872,545	8,837,081
Land Securities Group PLC	37,714	641,953
Legal & General Group PLC	282,637	964,543
Lloyds Banking Group PLC[a]	2,206,160	2,745,627
London Stock Exchange Group PLC	8,066	264,910
Man Group PLC	87,200	147,120
Old Mutual PLC	220,398	738,915
Provident Financial PLC	6,431	212,606
Prudential PLC	119,028	2,517,180
Resolution Ltd.	68,561	341,533
Royal Bank of Scotland Group PLC[a]	46,652	241,883
RSA Insurance Group PLC	167,969	250,766
Schroders PLC	4,905	212,448
SEGRO PLC	32,046	177,373
Standard Chartered PLC	91,996	1,922,507
Standard Life PLC	110,744	696,966

		26,149,288
UNITED STATES — 41.67%
ACE Ltd.	15,696	1,554,846
Aflac Inc.	21,800	1,374,272
Allstate Corp. (The)	21,146	1,196,441

Security	Shares	Value

American Express Co.	43,273	$3,895,868
American International Group Inc.	68,452	3,423,285
American Tower Corp.	18,530	1,517,051
Ameriprise Financial Inc.	8,829	971,808
Aon PLC	14,170	1,194,248
Apartment Investment and Management Co. Class A	6,867	207,521
Assurant Inc.	3,488	226,580
AvalonBay Communities Inc.	5,668	744,322
Bank of America Corp.	498,239	8,569,711
Bank of New York Mellon Corp. (The)	54,609	1,927,152
BB&T Corp.	32,373	1,300,423
Berkshire Hathaway Inc. Class Ba	84,693	10,584,084
BlackRock Inc.[e]	5,668	1,782,473
Boston Properties Inc.[c]	7,194	823,929
Capital One Financial Corp.	27,359	2,111,020
CBRE Group Inc. Class Aa	12,753	349,815
Charles Schwab Corp. (The)	53,955	1,474,590
Chubb Corp. (The)	11,009	983,104
Cincinnati Financial Corp.	7,303	355,364
Citigroup Inc.	142,681	6,791,616
CME Group Inc.	14,824	1,097,124
Comerica Inc.	8,611	446,050
Crown Castle International Corp.	15,478	1,141,967
Discover Financial Services	22,781	1,325,626
E*TRADE Financial Corp.[a,c]	12,862	296,083
Equity Residential[c]	15,478	897,569
Fifth Third Bancorp	40,439	928,075
Franklin Resources Inc.	17,767	962,616
General Growth Properties Inc.	25,833	568,326
Genworth Financial Inc. Class Aa	22,563	400,042
Goldman Sachs Group Inc. (The)	19,729	3,232,597
Hartford Financial Services Group Inc. (The)	20,710	730,442
HCP Inc.[c]	21,037	816,025
Health Care REIT Inc.[c]	13,298	792,561
Host Hotels & Resorts Inc.	33,899	686,116
Hudson City Bancorp Inc.	22,781	223,937
Huntington Bancshares Inc.	38,804	386,876
IntercontinentalExchange Group Inc.	5,450	1,078,174
Invesco Ltd.[c]	19,947	738,039
J.P. Morgan Chase & Co.	176,362	10,706,937
KeyCorp	42,183	600,686
Kimco Realty Corp.[c]	19,075	417,361

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2014

Security	Shares	Value

Legg Mason Inc.[c]	4,251	$208,469
Leucadia National Corp.	14,715	412,020
Lincoln National Corp.	11,881	602,010
Loews Corp.	14,388	633,791
M&T Bank Corp.[c]	5,995	727,194
Macerich Co. (The)	6,540	407,638
Marsh & McLennan Companies Inc.	25,724	1,268,193
McGraw Hill Financial Inc.	12,753	973,054
MetLife Inc.	51,993	2,745,230
Moody’s Corp.	8,938	708,962
Morgan Stanley	65,182	2,031,723
NASDAQ OMX Group Inc. (The)	5,777	213,402
Northern Trust Corp.	10,682	700,312
People’s United Financial Inc.	16,677	247,987
Plum Creek Timber Co. Inc.	8,284	348,259
PNC Financial Services Group Inc. (The)[e]	24,525	2,133,675
Principal Financial Group Inc.	12,208	561,446
Progressive Corp. (The)	26,705	646,795
Prologis Inc.	23,326	952,401
Prudential Financial Inc.	21,473	1,817,689
Public Storage[c]	6,758	1,138,655
Regions Financial Corp.	63,983	710,851
Simon Property Group Inc.	14,606	2,395,384
SLM Corp.	20,601	504,313
State Street Corp.	20,165	1,402,476
SunTrust Banks Inc.	24,743	984,524
T. Rowe Price Group Inc.	12,208	1,005,329
Torchmark Corp.	4,469	351,710
Travelers Companies Inc. (The)	16,241	1,382,109
U.S. Bancorp	85,347	3,657,972
Unum Group	12,208	431,064
Ventas Inc.	13,625	825,266
Vornado Realty Trust[c]	8,175	805,728
Wells Fargo & Co.	223,341	11,108,981
Weyerhaeuser Co.	27,250	799,788
XL Group PLC	13,516	422,375
Zions Bancorp	8,502	263,392

		128,362,919

TOTAL COMMON STOCKS
(Cost: $298,685,734)		302,855,246

Security	Shares	Value

PREFERRED STOCKS — 1.19%

BRAZIL — 1.19%
Banco Bradesco SA SP ADR	119,682	$1,636,053
Itau Unibanco Holding SA SP ADR	137,558	2,044,112

		3,680,165

TOTAL PREFERRED STOCKS
(Cost: $3,982,947)		3,680,165

RIGHTS — 0.06%

ITALY — 0.03%
Banco Popolare SCa	8,349	71,113

		71,113
SPAIN — 0.02%
Banco Bilbao Vizcaya Argentaria SAa	268,358	62,877

		62,877
UNITED KINGDOM — 0.01%
RSA Insurance Group PLC[a]	62,988	35,179

		35,179

TOTAL RIGHTS
(Cost: $143,734)		169,169

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	4,933,279	4,933,279
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[e,f,g]	257,027	257,027
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	154,909	154,909

		5,345,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,345,215)		5,345,215

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 101.30%
(Cost: $308,157,630)	$312,049,795
Other Assets, Less Liabilities — (1.30)%	(3,992,901)

NET ASSETS — 100.00%	$308,056,894

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 1.12%
Cochlear Ltd.	17,750	$937,741
CSL Ltd.	152,750	9,848,052
Sonic Healthcare Ltd.	124,596	1,994,371

		12,780,164
BELGIUM — 0.27%
UCB SA	37,961	3,040,823

		3,040,823
CANADA — 1.39%
Catamaran Corp.[a,b]	65,000	2,912,706
Valeant Pharmaceuticals International Inc.[a]	97,750	12,880,417

		15,793,123
DENMARK — 2.98%
Coloplast A/S Class B	38,250	3,096,294
Novo Nordisk A/S Class B	676,000	30,798,745

		33,895,039
FRANCE — 4.11%
Essilor International SA	67,787	6,838,886
Sanofi	382,000	39,844,864

		46,683,750
GERMANY — 4.53%
Bayer AG Registered	260,750	35,283,788
Fresenius Medical Care AG & Co. KGaA	67,250	4,694,611
Fresenius SE & Co. KGaA	41,250	6,458,477
Merck KGaA	20,500	3,454,066
QIAGEN NVa,b	75,750	1,587,961

		51,478,903
JAPAN — 3.66%
Astellas Pharma Inc.	718,675	8,541,615
Chugai Pharmaceutical Co. Ltd.	65,100	1,665,665
Daiichi Sankyo Co. Ltd.	211,893	3,575,958
Eisai Co. Ltd.	84,900	3,312,407
Ono Pharmaceutical Co. Ltd.	33,400	2,899,412
Otsuka Holdings Co. Ltd.	163,200	4,891,959
Shionogi & Co. Ltd.	100,000	1,857,552
Taisho Pharmaceutical Holdings Co. Ltd.	18,100	1,460,514
Takeda Pharmaceutical Co. Ltd.	231,000	10,972,976
Terumo Corp.	113,400	2,480,849

		41,658,907

Security	Shares	Value

SWITZERLAND — 12.68%
Actelion Ltd. Registered[a]	33,676	$3,190,900
Lonza Group AG Registered[a]	16,648	1,699,006
Nobel Biocare Holding AG Registered[a]	39,000	560,706
Novartis AG Registered	852,500	72,380,710
Roche Holding AG Genusschein	221,250	66,373,748

		144,205,070
UNITED KINGDOM — 7.03%
AstraZeneca PLC	392,778	25,384,093
GlaxoSmithKline PLC	1,545,288	41,000,655
Shire PLC	188,018	9,231,227
Smith & Nephew PLC	288,933	4,378,605

		79,994,580
UNITED STATES — 61.85%
Abbott Laboratories	486,000	18,715,860
AbbVie Inc.	500,500	25,725,700
Actavis PLC[a]	54,802	11,280,992
Aetna Inc.	114,500	8,584,065
Agilent Technologies Inc.	105,250	5,885,580
Alexion Pharmaceuticals Inc.[a,b]	62,236	9,467,963
Allergan Inc.	94,250	11,696,425
AmerisourceBergen Corp.	72,250	4,738,878
Amgen Inc.	237,750	29,324,085
Baxter International Inc.	171,250	12,600,575
Becton, Dickinson and Co.	60,723	7,109,449
Biogen Idec Inc.[a]	74,368	22,746,940
Boston Scientific Corp.[a]	416,582	5,632,189
Bristol-Myers Squibb Co.	518,000	26,910,100
C.R. Bard Inc.	24,491	3,624,178
Cardinal Health Inc.	108,250	7,575,335
CareFusion Corp.[a]	65,556	2,636,662
Celgene Corp.[a]	128,000	17,868,800
Cerner Corp.[a,b]	93,250	5,245,313
Cigna Corp.	86,250	7,221,712
Covidien PLC	142,000	10,459,720
DaVita HealthCare Partners Inc.[a]	55,669	3,832,811
DENTSPLY International Inc.	44,750	2,060,290
Edwards Lifesciences Corp.[a,b]	33,737	2,502,273
Eli Lilly and Co.	310,500	18,276,030
Express Scripts Holding Co.[a,b]	244,500	18,359,505
Forest Laboratories Inc.[a]	75,025	6,922,557
Gilead Sciences Inc.[a]	484,750	34,349,385
Hospira Inc.[a,b]	52,500	2,270,625
Humana Inc.	48,458	5,462,186

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2014

Security	Shares	Value

Intuitive Surgical Inc.[a]	12,000	$5,255,880
Johnson & Johnson	891,250	87,547,487
Laboratory Corp. of America Holdings[a]	26,835	2,635,465
McKesson Corp.	72,396	12,782,962
Medtronic Inc.	315,500	19,415,870
Merck & Co. Inc.	926,250	52,583,212
Mylan Inc.[a,b]	117,250	5,725,318
Patterson Companies Inc.	26,000	1,085,760
PerkinElmer Inc.	35,502	1,599,720
Perrigo Co. PLC	42,076	6,507,474
Pfizer Inc.	2,011,000	64,593,320
Quest Diagnostics Inc.[b]	45,500	2,635,360
Regeneron Pharmaceuticals Inc.[a]	24,750	7,431,930
St. Jude Medical Inc.	89,500	5,852,405
Stryker Corp.	92,750	7,556,342
Tenet Healthcare Corp.[a]	30,512	1,306,219
Thermo Fisher Scientific Inc.	123,500	14,849,640
UnitedHealth Group Inc.	311,750	25,560,382
Varian Medical Systems Inc.[a,b]	32,577	2,736,142
Vertex Pharmaceuticals Inc.[a,b]	74,172	5,245,444
Waters Corp.[a]	26,741	2,898,992
WellPoint Inc.	89,000	8,859,950
Zimmer Holdings Inc.	53,266	5,037,898
Zoetis Inc.	157,500	4,558,050

		703,347,405

TOTAL COMMON STOCKS
(Cost: $854,591,781)		1,132,877,764

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,319,754	16,319,754
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	850,268	850,268
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,075,934	1,075,934

		18,245,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,245,956)		18,245,956

Value

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $872,837,737)	$1,151,123,720
Other Assets, Less Liabilities — (1.23)%	(13,937,100)

NET ASSETS — 100.00%	$1,137,186,620

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.64%

AUSTRALIA — 1.54%
Asciano Ltd.	109,760	$529,002
Aurizon Holdings Ltd.	229,026	1,091,082
Brambles Ltd.	164,542	1,412,204
Sydney Airport	234,220	909,594
Toll Holdings Ltd.	77,224	372,190
Transurban Group	158,956	1,069,604

		5,383,676
BRAZIL — 0.22%
Embraer SA SP ADR	21,168	751,252

		751,252
CANADA — 2.39%
Bombardier Inc. Class B	157,192	585,331
Canadian National Railway Co.	82,516	4,643,324
Canadian Pacific Railway Ltd.	16,072	2,412,074
SNC-Lavalin Group Inc.	16,072	703,892

		8,344,621
CHILE — 0.17%
LATAM Airlines Group SA SP ADR[a]	40,082	603,234

		603,234
DENMARK — 0.74%
A.P. Moeller-Maersk A/S Class B	137	1,643,899
Vestas Wind Systems A/Sb	23,422	941,723

		2,585,622
FINLAND — 0.88%
Kone OYJ Class B	39,886	1,673,374
Metso OYJ	13,524	442,314
Valmet Corp.	12,951	138,960
Wartsila OYJ Abp	15,190	825,491

		3,080,139
FRANCE — 6.60%
Airbus Group NV	50,764	3,637,504
ALSTOM	22,736	621,077
Bouygues SA	17,934	748,323
Compagnie de Saint-Gobain	46,354	2,801,462
Edenred SA	19,208	602,932
Legrand SA	25,676	1,595,819
Safran SA	32,242	2,234,763
Schneider Electric SA	57,428	5,093,310
Thales SA	8,820	585,076
Vallourec SA	12,152	659,974
Vinci SA	59,388	4,412,614

		22,992,854

Security	Shares	Value

GERMANY — 4.97%
Brenntag AG	5,096	$945,722
Deutsche Lufthansa AG Registered[b]	22,246	583,010
Deutsche Post AG Registered	89,670	3,333,158
GEA Group AG	18,326	838,054
MAN SE	3,626	462,272
Osram Licht AGb	9,114	591,201
Siemens AG Registered	78,400	10,556,951

		17,310,368
HONG KONG — 0.83%
Hutchison Whampoa Ltd.	218,000	2,886,226

		2,886,226
IRELAND — 0.30%
Allegion PLC	8,820	460,140
Ryanair Holdings PLC SP ADR[b]	9,800	576,338

		1,036,478
ITALY — 0.68%
Atlantia SpA	35,084	901,811
CNH Industrial NVb	93,100	1,070,789
Finmeccanica SpA[b]	41,454	409,365

		2,381,965
JAPAN — 14.46%
ANA Holdings Inc.[a]	392,000	848,823
Asahi Glass Co. Ltd.	98,000	569,054
Central Japan Railway Co.	19,600	2,295,247
Dai Nippon Printing Co. Ltd.	47,000	451,357
Daikin Industries Ltd.	29,400	1,650,636
East Japan Railway Co.	39,200	2,895,132
FANUC Corp.	19,600	3,464,757
ITOCHU Corp.	166,600	1,950,960
Japan Airlines Co. Ltd.	19,600	966,820
JGC Corp.	20,000	697,189
Kajima Corp.	98,000	344,477
Kawasaki Heavy Industries Ltd.	196,000	723,212
Kintetsu Corp.	196,000	698,471
Komatsu Ltd.	98,000	2,034,510
Kubota Corp.	112,000	1,486,663
LIXIL Group Corp.	29,400	812,472
Makita Corp.	9,800	539,554
Marubeni Corp.	196,000	1,318,911
Mitsubishi Corp.	166,600	3,099,535
Mitsubishi Electric Corp.	196,000	2,211,507
Mitsubishi Heavy Industries Ltd.	324,000	1,878,215
Mitsui & Co. Ltd.	186,200	2,637,916

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2014

Security	Shares	Value

Mitsui O.S.K. Lines Ltd.	98,000	$382,541
NGK Insulators Ltd.	16,000	334,029
Nidec Corp.	25,200	1,536,445
Nippon Express Co. Ltd.	98,000	480,555
Nippon Yusen K.K.	196,000	570,957
NSK Ltd.	29,000	299,053
Obayashi Corp.	98,000	553,828
Odakyu Electric Railway Co. Ltd.	98,000	845,968
Secom Co. Ltd.	19,600	1,131,637
Shimizu Corp.	98,000	509,103
SMC Corp.	5,900	1,559,717
Sumitomo Corp.	137,200	1,749,222
Sumitomo Electric Industries Ltd.	88,200	1,315,485
Taisei Corp.	98,000	438,685
Tokyu Corp.	98,000	600,456
Toppan Printing Co. Ltd.	98,000	703,229
Toshiba Corp.	400,000	1,697,335
TOTO Ltd.	20,000	277,905
West Japan Railway Co.	19,600	802,004
Yamato Holdings Co. Ltd.	49,000	1,058,174

		50,421,746
MEXICO — 0.24%
Alfa SAB de CV Series A	333,200	843,166

		843,166
NETHERLANDS — 1.32%
Koninklijke Philips NV	94,178	3,310,569
PostNL NVb	44,492	203,095
Randstad Holding NV	12,250	717,636
TNT Express NV	38,318	376,495

		4,607,795
SINGAPORE — 0.76%
Jardine Matheson Holdings Ltd.[a]	14,800	933,584
Keppel Corp. Ltd.	196,000	1,697,300

		2,630,884
SPAIN — 0.89%
Abertis Infraestructuras SA	36,977	844,721
Actividades de Construcciones y Servicios SA	18,220	716,060
Ferrovial SA	44,688	968,522
International Consolidated Airlines Group SA London[b]	82,026	570,519

		3,099,822
SWEDEN — 3.68%
Alfa Laval AB	32,830	886,634

Security	Shares	Value

Assa Abloy AB Class B	33,320	$1,770,955
Atlas Copco AB Class A	68,502	1,972,580
Atlas Copco AB Class B	36,750	1,004,403
Sandvik AB	112,112	1,581,332
Scania AB Class B	31,654	928,595
Securitas AB Class B	27,244	314,941
Skanska AB Class B	40,474	951,992
SKF AB Class B	39,592	1,011,852
Volvo AB Class B	151,704	2,405,344

		12,828,628
SWITZERLAND — 2.88%
ABB Ltd. Registered	212,856	5,493,991
Adecco SA Registered	16,072	1,338,196
Geberit AG Registered	3,822	1,252,583
Kuehne & Nagel International AG Registered	5,292	741,066
SGS SA Registered	490	1,208,705

		10,034,541
UNITED KINGDOM — 5.39%
Aggreko PLC	27,146	679,299
Babcock International Group PLC	33,222	746,050
BAE Systems PLC	317,128	2,189,875
Bunzl PLC	30,478	810,950
Capita PLC	63,406	1,158,552
Cobham PLC	104,762	522,215
Experian PLC	101,626	1,831,493
FirstGroup PLC[b]	116,718	283,902
G4S PLC	153,174	616,704
Hays PLC	143,864	347,772
IMI PLC	29,154	708,648
Intertek Group PLC	15,386	787,992
Rentokil Initial PLC	179,634	368,357
Rolls-Royce Holdings PLC	185,808	3,326,928
Serco Group PLC	48,804	342,541
Smiths Group PLC	39,396	835,438
Travis Perkins PLC	25,088	788,410
Weir Group PLC (The)	22,050	932,250
Wolseley PLC	26,923	1,531,017

		18,808,393
UNITED STATES — 50.70%
3M Co.	63,504	8,614,953
ADT Corp. (The)	19,796	592,890
AMETEK Inc.	24,206	1,246,367
Boeing Co. (The)	68,600	8,608,614
C.H. Robinson Worldwide Inc.	14,896	780,401

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2014

Security	Shares	Value

Caterpillar Inc.	62,916	$6,251,963
Cintas Corp.	9,702	578,336
CSX Corp.	99,666	2,887,324
Cummins Inc.	17,640	2,628,184
Danaher Corp.	58,996	4,424,700
Deere & Co.	36,946	3,354,697
Delta Air Lines Inc.	84,868	2,940,676
Dover Corp.	16,954	1,385,990
Dun & Bradstreet Corp. (The)	3,920	389,452
Eaton Corp. PLC	47,138	3,541,007
Emerson Electric Co.	70,168	4,687,222
Equifax Inc.	11,564	786,699
Expeditors International of Washington Inc.	20,482	811,702
Fastenal Co.[a]	27,538	1,358,174
FedEx Corp.	27,832	3,689,410
Flowserve Corp.	14,700	1,151,598
Fluor Corp.	16,954	1,317,834
General Dynamics Corp.	32,536	3,543,821
General Electric Co.	997,248	25,818,751
Honeywell International Inc.	77,224	7,163,298
Illinois Tool Works Inc.	39,886	3,243,928
Ingersoll-Rand PLC	27,440	1,570,666
Iron Mountain Inc.	17,346	478,229
Jacobs Engineering Group Inc.[b]	13,426	852,551
Joy Global Inc.	10,780	625,240
Kansas City Southern Industries Inc.	11,074	1,130,212
L-3 Communications Holdings Inc.	8,134	961,032
Lockheed Martin Corp.	26,656	4,351,325
Masco Corp.	36,750	816,218
Nielsen Holdings NV	25,872	1,154,667
Norfolk Southern Corp.	30,478	2,961,547
Northrop Grumman Corp.	22,148	2,732,620
PACCAR Inc.	35,770	2,412,329
Pall Corp.	11,172	999,559
Parker Hannifin Corp.	15,092	1,806,663
Pentair Ltd. Registered	19,992	1,586,165
Pitney Bowes Inc.	20,776	539,968
Precision Castparts Corp.	14,406	3,641,261
Quanta Services Inc.[b]	21,854	806,413
Raytheon Co.	31,654	3,127,099
Republic Services Inc.	24,500	836,920
Robert Half International Inc.	14,210	596,110
Rockwell Automation Inc.	13,916	1,733,238
Rockwell Collins Inc.	13,426	1,069,649
Roper Industries Inc.	9,800	1,308,398

Security	Shares	Value

Ryder System Inc.	5,194	$415,105
Snap-on Inc.	5,880	667,262
Southwest Airlines Co.	67,816	1,601,136
Stanley Black & Decker Inc.	15,680	1,273,843
Stericycle Inc.[a,b]	8,330	946,455
Textron Inc.	28,812	1,132,024
Tyco International Ltd.	45,766	1,940,478
Union Pacific Corp.	44,884	8,422,931
United Parcel Service Inc. Class B	69,776	6,794,787
United Technologies Corp.	83,300	9,732,772
W.W. Grainger Inc.	6,076	1,535,162
Waste Management Inc.	40,670	1,710,987
Xylem Inc.	19,110	695,986

		176,764,998

TOTAL COMMON STOCKS
(Cost: $300,357,198)		347,396,408

SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,433,891	3,433,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	178,908	178,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	312,313	312,313

		3,925,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,925,112)		3,925,112

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $304,282,310)		351,321,520
Other Assets, Less Liabilities — (0.76)%		(2,655,557)

NET ASSETS — 100.00%		$348,665,963

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL MATERIALS ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.82%

AUSTRALIA — 9.63%
Amcor Ltd.	235,739	$2,270,161
BHP Billiton Ltd.	628,320	21,238,615
Fortescue Metals Group Ltd.	333,914	1,624,814
Iluka Resources Ltd.	81,872	752,001
Incitec Pivot Ltd.	318,563	873,970
James Hardie Industries SE	86,632	1,150,626
Newcrest Mining Ltd.[a]	149,345	1,368,978
Orica Ltd.	72,233	1,464,848
Rio Tinto Ltd.	85,323	5,025,638

		35,769,651
AUSTRIA — 0.25%
Voestalpine AG	21,182	931,437

		931,437
BELGIUM — 0.79%
Solvay SA	11,662	1,831,535
Umicore SA	21,777	1,110,223

		2,941,758
BRAZIL — 0.18%
Companhia Siderurgica Nacional SA SP ADR	148,869	649,069

		649,069
CANADA — 7.13%
Agnico-Eagle Mines Ltd.	34,153	1,035,652
Agrium Inc.	28,084	2,741,100
Barrick Gold Corp.	228,123	4,067,462
Eldorado Gold Corp.	141,372	787,713
First Quantum Minerals Ltd.	115,549	2,138,769
Goldcorp Inc.	158,984	3,884,755
Kinross Gold Corp.	224,315	928,761
Potash Corp. of Saskatchewan Inc.	166,957	6,049,024
Silver Wheaton Corp.	69,734	1,584,533
Teck Resources Ltd. Class B	91,392	1,975,640
Yamana Gold Inc.	147,679	1,295,160

		26,488,569
CHILE — 0.32%
Empresas CMPC SA	268,345	612,515
Sociedad Quimica y Minera de Chile SA Series B SP ADR	18,207	577,890

		1,190,405
DENMARK — 0.56%
Novozymes A/S Class B	46,767	2,057,334

		2,057,334

Security	Shares	Value

FINLAND — 0.79%
Stora Enso OYJ Class R	111,384	$1,192,044
UPM-Kymmene OYJ	102,697	1,756,537

		2,948,581
FRANCE — 4.18%
ArcelorMittal	189,567	3,055,560
Arkema SA	12,257	1,388,621
L’Air Liquide SA	60,928	8,256,323
Lafarge SA	36,295	2,836,336

		15,536,840
GERMANY — 9.29%
BASF SE	179,928	20,007,485
HeidelbergCement AG	27,489	2,356,932
K+S AG Registered[b]	33,796	1,110,684
Lanxess AG	16,303	1,230,211
Linde AG	36,295	7,263,422
Salzgitter AG	7,497	296,446
ThyssenKrupp AGa	83,300	2,234,741

		34,499,921
IRELAND — 1.08%
CRH PLC	144,466	4,021,031

		4,021,031
JAPAN — 7.27%
Asahi Kasei Corp.	254,000	1,731,398
JFE Holdings Inc.	116,300	2,194,212
JSR Corp.	35,700	663,146
Kobe Steel Ltd.	576,000	766,247
Kuraray Co. Ltd.	59,500	681,750
Mitsubishi Chemical Holdings Corp.	273,700	1,140,140
Mitsubishi Materials Corp.	238,000	677,128
Mitsui Chemicals Inc.	212,000	520,814
Nippon Steel & Sumitomo Metal Corp.	1,904,290	5,214,447
Nitto Denko Corp.	32,000	1,535,602
Oji Holdings Corp.	208,000	933,107
Shin-Etsu Chemical Co. Ltd.	79,900	4,575,911
Sumitomo Chemical Co. Ltd.	329,000	1,217,158
Sumitomo Metal Mining Co. Ltd.	119,000	1,497,538
Taiheiyo Cement Corp.	238,000	859,698
Toray Industries Inc.	334,000	2,211,856
Toyo Seikan Group Holdings Ltd.	35,700	580,989

		27,001,141

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2014

Security	Shares	Value

MEXICO — 0.75%
Cemex SAB de CV CPO[a]	2,201,569	$2,783,860

		2,783,860
NETHERLANDS — 1.69%
Akzo Nobel NV	47,124	3,846,908
Koninklijke DSM NV	35,462	2,434,732

		6,281,640
NORWAY — 0.78%
Norsk Hydro ASA	266,917	1,330,784
Yara International ASA	34,986	1,546,220

		2,877,004
PERU — 0.42%
Compania de Minas Buenaventura SA SP ADR	36,533	459,220
Southern Copper Corp.	37,961	1,105,045

		1,564,265
SOUTH KOREA — 1.68%
LG Chem Ltd.	8,568	2,044,504
POSCO	15,113	4,202,591

		6,247,095
SWEDEN — 0.40%
Boliden AB	53,788	816,333
Holmen AB Class B	9,996	366,165
SSAB AB Class Ab	36,890	284,262

		1,466,760
SWITZERLAND — 3.79%
Clariant AG Registered[a]	54,859	1,066,936
Givaudan SA Registered[a]	1,547	2,394,010
Holcim Ltd. Registered[a]	44,744	3,707,772
Syngenta AG Registered	18,207	6,890,361

		14,059,079
TAIWAN — 2.23%
China Steel Corp.	2,261,550	1,904,893
Formosa Chemicals & Fibre Corp.	714,100	1,725,893
Formosa Plastics Corp.	952,720	2,383,951
Nan Ya Plastics Corp.	1,071,940	2,270,425

		8,285,162
UNITED KINGDOM — 13.61%
Anglo American PLC	272,034	6,923,006
Antofagasta PLC	75,684	1,054,205
BHP Billiton PLC	413,525	12,712,688
Glencore Xstrata PLC	2,163,420	11,137,632
Johnson Matthey PLC	40,222	2,193,405

Security	Shares	Value

Lonmin PLC[a]	84,252	$401,718
Randgold Resources Ltd.	18,088	1,357,597
Rexam PLC	156,128	1,267,086
Rio Tinto PLC	242,641	13,500,821

		50,548,158
UNITED STATES — 31.00%
Air Products and Chemicals Inc.	41,412	4,929,684
Airgas Inc.	13,090	1,394,216
Alcoa Inc.	211,106	2,716,934
Allegheny Technologies Inc.	21,063	793,654
Avery Dennison Corp.	18,921	958,727
Ball Corp.	27,489	1,506,672
Bemis Co. Inc.	19,873	779,817
CF Industries Holdings Inc.	10,829	2,822,471
Cliffs Natural Resources Inc.[b]	29,988	613,554
Dow Chemical Co. (The)	238,119	11,570,202
E.I. du Pont de Nemours and Co.	181,594	12,184,957
Eastman Chemical Co.	29,869	2,575,006
Ecolab Inc.	52,955	5,718,610
FMC Corp.	25,942	1,986,119
Freeport-McMoRan Copper & Gold Inc.	203,609	6,733,350
International Flavors & Fragrances Inc.	15,946	1,525,554
International Paper Co.	86,037	3,947,378
LyondellBasell Industries NV Class A	84,490	7,514,541
MeadWestvaco Corp.	34,153	1,285,519
Monsanto Co.	102,816	11,697,376
Mosaic Co. (The)	66,521	3,326,050
Newmont Mining Corp.	97,461	2,284,486
Nucor Corp.	62,594	3,163,501
Owens-Illinois Inc.[a]	32,249	1,090,984
PPG Industries Inc.	27,132	5,248,957
Praxair Inc.	57,596	7,543,348
Sealed Air Corp.	38,318	1,259,513
Sherwin-Williams Co. (The)	16,660	3,284,186
Sigma-Aldrich Corp.	23,443	2,189,107
United States Steel Corp.[b]	28,203	778,685
Vulcan Materials Co.	25,585	1,700,123

		115,123,281

TOTAL COMMON STOCKS
(Cost: $401,755,856)		363,272,041

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 1.69%

BRAZIL — 1.69%
Gerdau SA SP ADR	175,763	$1,126,641
Vale SA Class A SP ADR	413,406	5,146,904

		6,273,545

TOTAL PREFERRED STOCKS
(Cost: $14,516,163)		6,273,545

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,479,731	2,479,731
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	129,195	129,195
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	184,246	184,246

		2,793,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,793,172)		2,793,172

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $419,065,191)		372,338,758
Other Assets, Less Liabilities — (0.26)%		(951,555)

NET ASSETS — 100.00%		$371,387,203

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® GLOBAL TECH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

AUSTRALIA — 0.15%
Computershare Ltd.	92,685	$1,039,452

		1,039,452
BRAZIL — 0.27%
Cielo SA SP ADR	59,160	1,884,246

		1,884,246
CANADA — 0.31%
BlackBerry Ltd.[a,b]	87,675	710,932
CGI Group Inc. Class Aa	48,931	1,513,037

		2,223,969
FINLAND — 0.70%
Nokia OYJ[a]	664,660	4,937,603

		4,937,603
FRANCE — 0.92%
Alcatel-Lucent[a,b]	492,149	1,941,306
Cap Gemini SA	28,223	2,137,464
Dassault Systemes SA	11,690	1,370,142
STMicroelectronics NV	116,232	1,076,522

		6,525,434
GERMANY — 2.26%
Infineon Technologies AG	200,734	2,396,442
SAP AG	167,334	13,551,702

		15,948,144
JAPAN — 5.88%
Canon Inc.	205,400	6,364,338
FUJIFILM Holdings Corp.	83,500	2,246,720
Fujitsu Ltd.	334,000	2,023,751
Hirose Electric Co. Ltd.	5,100	702,219
Hitachi Ltd.	835,000	6,178,278
Hoya Corp.	83,500	2,605,093
Keyence Corp.	8,260	3,414,363
Konica Minolta Holdings Inc.	83,500	780,798
Kyocera Corp.	66,800	3,018,113
Murata Manufacturing Co. Ltd.	37,300	3,525,907
NEC Corp.	453,000	1,394,388
Nintendo Co. Ltd.	19,900	2,369,025
NTT Data Corp.	16,700	651,071
Ricoh Co. Ltd.	116,900	1,350,789
Rohm Co. Ltd.	16,700	746,745
TDK Corp.	22,500	941,642
Tokyo Electron Ltd.	33,400	2,051,318
Yahoo! Japan Corp.	233,800	1,148,738

		41,513,296

Security	Shares	Value

NETHERLANDS — 1.28%
ASML Holding NV	79,325	$7,350,232
Gemalto NVb	14,362	1,673,420

		9,023,652
SOUTH KOREA — 3.82%
Samsung Electronics Co. Ltd.	21,376	26,969,767

		26,969,767
SPAIN — 0.44%
Amadeus IT Holding SA Class A	75,317	3,129,740

		3,129,740
SWEDEN — 1.23%
Hexagon AB Class B	45,424	1,540,628
Telefonaktiebolaget LM Ericsson Class B	538,742	7,162,675

		8,703,303
TAIWAN — 3.50%
Delta Electronics Inc.	334,000	2,061,965
Hon Hai Precision Industry Co. Ltd.	2,019,914	5,724,278
MediaTek Inc.	265,000	3,911,584
Taiwan Semiconductor Manufacturing Co. Ltd.	3,340,600	12,999,297

		24,697,124
UNITED KINGDOM — 0.77%
ARM Holdings PLC	244,488	4,067,830
Sage Group PLC (The)	203,422	1,417,924

		5,485,754
UNITED STATES — 78.24%
Accenture PLC Class A	112,391	8,959,810
Adobe Systems Inc.[a]	82,331	5,412,440
Akamai Technologies Inc.[a]	31,563	1,837,282
Alliance Data Systems Corp.[a,b]	9,352	2,547,952
Altera Corp.	56,446	2,045,603
Amphenol Corp. Class A	27,889	2,556,027
Analog Devices Inc.	54,776	2,910,797
Apple Inc.	158,316	84,974,530
Applied Materials Inc.	214,261	4,375,210
Autodesk Inc.[a]	39,913	1,962,921
Automatic Data Processing Inc.	85,337	6,593,137
Broadcom Corp. Class A	97,361	3,064,924
CA Inc.	57,615	1,784,336
Cisco Systems Inc.	916,162	20,531,190
Citrix Systems Inc.[a]	32,899	1,889,390
Cognizant Technology Solutions Corp. Class Aa	107,214	5,426,100

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2014

Security	Shares	Value

Computer Sciences Corp.	26,052	$1,584,483
Corning Inc.	249,331	5,191,071
eBay Inc.[a]	206,412	11,402,199
Electronic Arts Inc.[a]	54,776	1,589,052
EMC Corp.	361,221	9,901,068
F5 Networks Inc.[a,b]	13,694	1,460,191
Facebook Inc. Class Aa	303,272	18,269,105
Fidelity National Information Services Inc.	51,770	2,767,106
First Solar Inc.[a,b]	12,692	885,775
Fiserv Inc.[a]	46,426	2,631,890
FLIR Systems Inc.	24,883	895,788
Google Inc. Class Aa	50,100	55,836,951
Harris Corp.	19,038	1,392,820
Hewlett-Packard Co.	337,006	10,905,514
Intel Corp.	881,259	22,745,295
International Business Machines Corp.	174,014	33,495,955
Intuit Inc.	50,434	3,920,235
Jabil Circuit Inc.	32,064	577,152
Juniper Networks Inc.[a]	89,178	2,297,225
KLA-Tencor Corp.	29,392	2,032,163
Lam Research Corp.[a,b]	28,557	1,570,635
Linear Technology Corp.	41,082	2,000,283
LSI Corp.	96,192	1,064,845
MasterCard Inc. Class A	182,030	13,597,641
Microchip Technology Inc.	34,903	1,666,967
Micron Technology Inc.[a]	188,209	4,453,025
Microsoft Corp.	1,340,843	54,961,155
Motorola Solutions Inc.	40,748	2,619,689
NetApp Inc.	59,452	2,193,779
NVIDIA Corp.	101,035	1,809,537
Oracle Corp.	616,063	25,203,137
Paychex Inc.	57,782	2,461,513
QUALCOMM Inc.	299,431	23,613,129
Red Hat Inc.[a]	33,400	1,769,532
Salesforce.com Inc.[a,b]	99,365	5,672,748
SanDisk Corp.	39,746	3,226,978
Seagate Technology PLC	58,116	3,263,795
Symantec Corp.	122,912	2,454,553
TE Connectivity Ltd.	72,478	4,363,900
Teradata Corp.[a]	28,557	1,404,719
Texas Instruments Inc.	193,219	9,110,276
Total System Services Inc.	29,893	909,046
VeriSign Inc.[a,b]	22,879	1,233,407

Security	Shares	Value

Visa Inc. Class A	90,013	$19,430,206
Western Digital Corp.	37,074	3,404,135
Western Union Co.	97,695	1,598,290
Xerox Corp.	200,734	2,268,294
Xilinx Inc.	47,261	2,564,854
Yahoo! Inc.[a]	167,000	5,995,300

		552,538,055

TOTAL COMMON STOCKS (Cost: $568,723,025)		704,619,539

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	12,483,309	12,483,309
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	650,388	650,388
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	842,338	842,338

		13,976,035

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,976,035)		13,976,035

TOTAL INVESTMENTS IN SECURITIES — 101.75% (Cost: $582,699,060)		718,595,574
Other Assets, Less Liabilities — (1.75)%		(12,372,588)

NET ASSETS — 100.00%		$706,222,986

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® GLOBAL TELECOM ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 4.68%
Telstra Corp. Ltd.	4,787,136	$22,539,747

		22,539,747
BELGIUM — 0.39%
Belgacom SA	59,760	1,872,138

		1,872,138
CANADA — 5.97%
BCE Inc.	316,800	13,667,965
Rogers Communications Inc. Class B	150,768	6,257,470
TELUS Corp. NVS	245,829	8,826,458

		28,751,893
CHINA — 3.97%
China Mobile Ltd.	2,088,000	19,111,389

		19,111,389
FRANCE — 5.77%
Orange	918,288	13,567,554
Vivendi SA	510,192	14,218,136

		27,785,690
GERMANY — 4.05%
Deutsche Telekom AG Registered	1,205,856	19,494,914

		19,494,914
ITALY — 0.96%
Telecom Italia SpA[a]	3,935,376	4,642,884

		4,642,884
JAPAN — 11.09%
Nippon Telegraph and Telephone Corp.	296,700	16,188,351
NTT DOCOMO Inc.	561,600	8,877,844
SoftBank Corp.	374,400	28,356,751

		53,422,946
MEXICO — 3.57%
America Movil SAB de CV Series L	17,352,080	17,207,466

		17,207,466
NETHERLANDS — 1.06%
Koninklijke KPN NVb	1,442,016	5,097,830

		5,097,830
NORWAY — 1.30%
Telenor ASA	281,808	6,246,135

		6,246,135

Security	Shares	Value

PORTUGAL — 0.26%
Portugal Telecom SGPS SA Registered	297,216	$1,264,552

		1,264,552
SINGAPORE — 1.91%
Singapore Telecommunications Ltd.	3,168,550	9,196,618

		9,196,618
SPAIN — 4.96%
Telefonica SA	1,508,256	23,874,480

		23,874,480
SWEDEN — 2.30%
Millicom International Cellular SA SDR	26,352	2,680,498
Tele2 AB Class B	124,272	1,539,132
TeliaSonera AB	910,512	6,853,188

		11,072,818
SWITZERLAND — 1.21%
Swisscom AG Registered	9,504	5,842,160

		5,842,160
TAIWAN — 0.93%
Chunghwa Telecom Co. Ltd. SP ADR[a]	146,934	4,507,935

		4,507,935
UNITED KINGDOM — 11.98%
BT Group PLC	3,154,896	19,960,506
Vodafone Group PLC	10,285,136	37,774,545

		57,735,051
UNITED STATES — 33.26%
AT&T Inc.	1,990,512	69,807,256
CenturyLink Inc.	245,664	8,067,606
Frontier Communications Corp.[a]	431,712	2,460,758
Verizon Communications Inc.	1,633,295	77,695,843
Windstream Holdings Inc.[a]	264,672	2,180,897

		160,212,360

TOTAL COMMON STOCKS
(Cost: $511,191,127)		479,879,006

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	6,355,076	6,355,076

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TELECOM ETF

March 31, 2014

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	331,103	$331,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	218,176	218,176

		6,904,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,904,355)		6,904,355

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $518,095,482)		486,783,361
Other Assets, Less Liabilities — (1.05)%		(5,079,320)

NET ASSETS — 100.00%		$481,704,041

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® GLOBAL UTILITIES ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.27%

AUSTRALIA — 1.24%
AGL Energy Ltd.	153,153	$2,154,799
APA Group	231,098	1,377,263

		3,532,062
BRAZIL — 0.17%
CPFL Energia SA SP ADR	30,464	497,477

		497,477
CANADA — 0.88%
Fortis Inc.	58,191	1,661,772
TransAlta Corp.	73,304	852,750

		2,514,522
CHILE — 1.02%
Empresa Nacional de Electricidad SA SP ADR	29,988	1,294,882
Enersis SA SP ADR	104,839	1,628,149

		2,923,031
FINLAND — 0.96%
Fortum OYJ	120,547	2,741,374

		2,741,374
FRANCE — 6.62%
Electricite de France	81,991	3,244,911
GDF Suez	418,880	11,465,599
Suez Environnement SA	81,396	1,654,153
Veolia Environnement	127,568	2,524,783

		18,889,446
GERMANY — 5.71%
E.ON SE	551,684	10,789,483
RWE AG	135,065	5,484,076

		16,273,559
HONG KONG — 3.78%
CLP Holdings Ltd.	535,500	4,038,488
Hong Kong and China Gas Co. Ltd. (The)[a]	1,666,560	3,635,170
Power Assets Holdings Ltd.	357,000	3,095,023

		10,768,681
ITALY — 5.49%
Enel SpA	1,791,426	10,142,784
Snam SpA	577,031	3,379,994
Terna SpA	398,293	2,134,307

		15,657,085
JAPAN — 4.40%
Chubu Electric Power Co. Inc.[b]	190,400	2,246,308

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[b]	226,100	$2,324,998
Kyushu Electric Power Co. Inc.[b]	130,900	1,604,076
Osaka Gas Co. Ltd.	551,000	2,091,965
Tokyo Electric Power Co. Inc.[b]	226,100	913,313
Tokyo Gas Co. Ltd.	661,000	3,363,247

		12,543,907
PORTUGAL — 1.10%
Energias de Portugal SA	674,611	3,134,296

		3,134,296
SPAIN — 6.18%
Acciona SAa	7,616	659,616
Enagas SA	44,717	1,360,508
Gas Natural SDG SA	102,340	2,878,832
Iberdrola SA	1,543,073	10,795,331
Red Electrica Corporacion SA	23,862	1,940,379

		17,634,666
UNITED KINGDOM — 12.21%
Centrica PLC	1,427,167	7,844,558
Drax Group PLC	111,146	1,419,376
National Grid PLC	1,060,647	14,535,079
Severn Trent PLC	65,450	1,989,166
SSE PLC	267,889	6,560,718
United Utilities Group PLC	187,782	2,466,919

		34,815,816
UNITED STATES — 49.51%
AES Corp. (The)	180,761	2,581,267
AGL Resources Inc.	32,844	1,608,042
Ameren Corp.	67,116	2,765,179
American Electric Power Co. Inc.	134,470	6,812,250
CenterPoint Energy Inc.	117,810	2,790,919
CMS Energy Corp.	73,899	2,163,763
Consolidated Edison Inc.	80,325	4,309,436
Dominion Resources Inc.	160,293	11,379,200
DTE Energy Co.	48,909	3,633,450
Duke Energy Corp.	194,446	13,848,444
Edison International	89,964	5,092,862
Entergy Corp.	49,147	3,285,477
Exelon Corp.	236,096	7,923,382
FirstEnergy Corp.	114,835	3,907,835
Integrys Energy Group Inc.	21,896	1,306,096
NextEra Energy Inc.	119,952	11,469,810
NiSource Inc.	86,632	3,078,035
Northeast Utilities	86,989	3,958,000
NRG Energy Inc.	89,488	2,845,718

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL UTILITIES ETF

March 31, 2014

Security	Shares	Value

Pepco Holdings Inc.	68,901	$1,411,093
PG&E Corp.	126,140	5,449,248
Pinnacle West Capital Corp.	30,226	1,652,153
PPL Corp.	173,978	5,765,631
Public Service Enterprise Group Inc.	139,944	5,337,464
SCANA Corp.	38,794	1,990,908
Sempra Energy	62,594	6,056,595
Southern Co. (The)	244,426	10,740,079
TECO Energy Inc.	55,930	959,200
Wisconsin Energy Corp.	62,475	2,908,211
Xcel Energy Inc.	137,326	4,169,217

		141,198,964

TOTAL COMMON STOCKS
(Cost: $305,082,404)		283,124,886

PREFERRED STOCKS — 0.47%

BRAZIL — 0.47%
Companhia Energetica de Minas Gerais SP ADR	197,302	1,341,654

		1,341,654

TOTAL PREFERRED STOCKS
(Cost: $1,619,934)		1,341,654

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,009,030	1,009,030
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	52,571	52,571
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	336,329	336,329

		1,397,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,397,930)		1,397,930

Value

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $308,100,268)	$285,864,470
Other Assets, Less Liabilities — (0.23)%	(652,131)

NET ASSETS — 100.00%	$285,212,339

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$236,925,100	$495,830,214	$963,245,154
Affiliated (Note 2)	3,246,087	2,613,111	14,806,141

Total cost of investments	$240,171,187	$498,443,325	$978,051,295

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$274,087,712	$576,195,634	$1,028,794,788
Affiliated (Note 2)	3,246,087	2,613,111	14,806,141

Total fair value of investments	277,333,799	578,808,745	1,043,600,929
Foreign currency, at value[b]	187,459	391,275	3,168,390
Receivables:
Investment securities sold	—	669,172	1,533,548
Dividends and interest	662,420	3,292,983	841,279

Total Assets	278,183,678	583,162,175	1,049,144,146

LIABILITIES
Payables:
Investment securities purchased	—	1,636,575	4,156,094
Collateral for securities on loan (Note 1)	2,973,435	1,944,029	13,708,713
Capital shares redeemed	—	83,531	—
Investment advisory fees (Note 2)	111,253	236,101	406,605

Total Liabilities	3,084,688	3,900,236	18,271,412

NET ASSETS	$275,098,990	$579,261,939	$1,030,872,734

Net assets consist of:
Paid-in capital	$244,706,166	$501,969,660	$1,017,559,832
Undistributed net investment income	727,000	3,694,614	5,118,634
Accumulated net realized loss	(7,497,475)	(6,797,677)	(57,369,169)
Net unrealized appreciation	37,163,299	80,395,342	65,563,437

NET ASSETS	$275,098,990	$579,261,939	$1,030,872,734

Shares outstanding[c]	3,350,000	6,700,000	23,550,000

Net asset value per share	$82.12	$86.46	$43.77

[a]	Securities on loan with values of $2,886,089, $1,849,151 and $13,459,615, respectively. See Note 1.
[b]	Cost of foreign currency: $186,986, $390,754 and $3,157,610, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$299,918,941	$854,591,781	$300,357,198
Affiliated (Note 2)	8,238,689	18,245,956	3,925,112

Total cost of investments	$308,157,630	$872,837,737	$304,282,310

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$302,788,432	$1,132,877,764	$347,396,408
Affiliated (Note 2)	9,261,363	18,245,956	3,925,112

Total fair value of investments	312,049,795	1,151,123,720	351,321,520
Foreign currency, at value[b]	251,596	1,501,456	228,549
Receivables:
Investment securities sold	293	159	207,792
Dividends and interest	1,068,469	3,606,462	1,044,196

Total Assets	313,370,153	1,156,231,797	352,802,057

LIABILITIES
Payables:
Investment securities purchased	—	1,418,516	384,606
Collateral for securities on loan (Note 1)	5,190,306	17,170,022	3,612,799
Investment advisory fees (Note 2)	122,953	456,639	138,689

Total Liabilities	5,313,259	19,045,177	4,136,094

NET ASSETS	$308,056,894	$1,137,186,620	$348,665,963

Net assets consist of:
Paid-in capital	$401,163,056	$877,496,594	$323,146,987
Undistributed net investment income	1,194,434	6,286,343	1,638,410
Accumulated net realized loss	(98,199,744)	(24,930,289)	(23,156,964)
Net unrealized appreciation	3,899,148	278,333,972	47,037,530

NET ASSETS	$308,056,894	$1,137,186,620	$348,665,963

Shares outstanding[c]	5,450,000	12,500,000	4,900,000

Net asset value per share	$56.52	$90.97	$71.16

[a]	Securities on loan with values of $5,109,954, $16,965,777 and $3,519,628, respectively. See Note 1.
[b]	Cost of foreign currency: $251,273, $1,494,053 and $228,952, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$416,272,019	$568,723,025	$511,191,127
Affiliated (Note 2)	2,793,172	13,976,035	6,904,355

Total cost of investments	$419,065,191	$582,699,060	$518,095,482

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$369,545,586	$704,619,539	$479,879,006
Affiliated (Note 2)	2,793,172	13,976,035	6,904,355

Total fair value of investments	372,338,758	718,595,574	486,783,361
Foreign currency, at value[b]	944,768	350,224	899,741
Receivables:
Dividends and interest	1,548,453	693,105	906,048

Total Assets	374,831,979	719,638,903	488,589,150

LIABILITIES
Payables:
Investment securities purchased	686,060	—	—
Collateral for securities on loan (Note 1)	2,608,926	13,133,697	6,686,179
Due to custodian	—	—	2,411
Investment advisory fees (Note 2)	149,790	282,220	196,519

Total Liabilities	3,444,776	13,415,917	6,885,109

NET ASSETS	$371,387,203	$706,222,986	$481,704,041

Net assets consist of:
Paid-in capital	$498,064,131	$613,626,789	$519,630,767
Undistributed net investment income	2,060,577	1,515,964	38,603,214
Accumulated net realized loss	(82,032,207)	(44,813,131)	(45,221,712)
Net unrealized appreciation (depreciation)	(46,705,298)	135,893,364	(31,308,228)

NET ASSETS	$371,387,203	$706,222,986	$481,704,041

Shares outstanding[c]	5,950,000	8,350,000	7,200,000

Net asset value per share	$62.42	$84.58	$66.90

[a]	Securities on loan with values of $2,543,631, $12,879,394 and $6,438,555, respectively. See Note 1.
[b]	Cost of foreign currency: $940,193, $350,282 and $898,149, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$306,702,338
Affiliated (Note 2)	1,397,930

Total cost of investments	$308,100,268

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$284,466,540
Affiliated (Note 2)	1,397,930

Total fair value of investments	285,864,470
Foreign currency, at value[b]	336,938
Receivables:
Due from custodian (Note 4)	68,541
Dividends and interest	511,848

Total Assets	286,781,797

LIABILITIES
Payables:
Investment securities purchased	400,841
Collateral for securities on loan (Note 1)	1,061,601
Investment advisory fees (Note 2)	107,016

Total Liabilities	1,569,458

NET ASSETS	$285,212,339

Net assets consist of:
Paid-in capital	$346,653,439
Undistributed net investment income	1,202,425
Accumulated net realized loss	(40,415,195)
Net unrealized depreciation	(22,228,330)

NET ASSETS	$285,212,339

Shares outstanding[c]	5,950,000

Net asset value per share	$47.93

[a]	Securities on loan with a value of $1,012,619. See Note 1.
[b]	Cost of foreign currency: $336,861.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,456,980	$16,688,955	$29,886,924
Interest — affiliated (Note 2)	42	147	236
Securities lending income — affiliated (Note 2)	35,345	13,631	40,825

Total investment income	4,492,367	16,702,733	29,927,985

EXPENSES
Investment advisory fees (Note 2)	1,127,744	2,889,074	4,726,965

Total expenses	1,127,744	2,889,074	4,726,965

Net investment income	3,364,623	13,813,659	25,201,020

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,006,702)	(876,440)	(13,621,539)
In-kind redemptions — unaffiliated	35,137,212	39,399,854	32,274,256
Foreign currency transactions	(10,640)	47,439	62,718

Net realized gain	33,119,870	38,570,853	18,715,435

Net change in unrealized appreciation/depreciation on:
Investments	7,018,415	(14,476,004)	75,450,135
Translation of assets and liabilities in foreign currencies	(543)	21,860	7,246

Net change in unrealized appreciation/depreciation	7,017,872	(14,454,144)	75,457,381

Net realized and unrealized gain	40,137,742	24,116,709	94,172,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,502,365	$37,930,368	$119,373,836

[a]	Net of foreign withholding tax of $269,798, $669,016 and $1,817,358, respectively.

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,430,134	$19,988,606	$6,477,219
Dividends — affiliated (Note 2)	91,390	—	—
Interest — affiliated (Note 2)	62	168	60
Securities lending income — affiliated (Note 2)	21,320	22,505	26,022

	8,542,906	20,011,279	6,503,301
Less: Other foreign taxes (Note 1)	(5,153)	—	—

Total investment income	8,537,753	20,011,279	6,503,301

EXPENSES
Investment advisory fees (Note 2)	1,478,590	4,388,226	1,301,589

Total expenses	1,478,590	4,388,226	1,301,589

Net investment income	7,059,163	15,623,053	5,201,712

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,458,468)	4,173,202	(3,842,492)
Investments — affiliated (Note 2)	323	—	—
In-kind redemptions — unaffiliated	13,397,289	14,879,849	11,004,706
In-kind redemptions — affiliated (Note 2)	205,143	—	—
Foreign currency transactions	(38,128)	95,554	(31,897)

Net realized gain	2,106,159	19,148,605	7,130,317

Net change in unrealized appreciation/depreciation on:
Investments	44,326,489	174,390,664	41,362,891
Translation of assets and liabilities in foreign currencies	(2,106)	24,421	(2,783)

Net change in unrealized appreciation/depreciation	44,324,383	174,415,085	41,360,108

Net realized and unrealized gain	46,430,542	193,563,690	48,490,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,489,705	$209,186,743	$53,692,137

[a]	Net of foreign withholding tax of $418,539, $1,268,344 and $334,691, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,469,912	$9,989,539	$57,431,540 [b]
Interest — affiliated (Note 2)	69	163	140
Securities lending income — affiliated (Note 2)	40,690	55,815	70,436

	10,510,671	10,045,517	57,502,116
Less: Other foreign taxes (Note 1)	(7,449)	(11,106)	—

Total investment income	10,503,222	10,034,411	57,502,116

EXPENSES
Investment advisory fees (Note 2)	1,931,643	2,849,573	2,503,290

Total expenses	1,931,643	2,849,573	2,503,290

Net investment income	8,571,579	7,184,838	54,998,826

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,420,184)	(10,441,033)	(10,117,984)
In-kind redemptions — unaffiliated	9,727,395	20,340,716	30,727,071
Foreign currency transactions	20,773	(19,039)	56,084

Net realized gain (loss)	(11,672,016)	9,880,644	20,665,171

Net change in unrealized appreciation/depreciation on:
Investments	28,988,882	103,651,717	(9,444,599)
Translation of assets and liabilities in foreign currencies	21,374	(1,621)	(1,002)

Net change in unrealized appreciation/depreciation	29,010,256	103,650,096	(9,445,601)

Net realized and unrealized gain	17,338,240	113,530,740	11,219,570

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,909,819	$120,715,578	$66,218,396

[a]	Net of foreign withholding tax of $658,321, $289,190 and $1,021,398, respectively.
[b]	Includes $35,519,055 related to a one-time special distribution from Vodafone Group PLC.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,133,033
Interest — affiliated (Note 2)	64
Securities lending income — affiliated (Note 2)	11,540

Total investment income	10,144,637

EXPENSES
Investment advisory fees (Note 2)	1,110,303

Total expenses	1,110,303

Net investment income	9,034,334

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,570,519)
In-kind redemptions — unaffiliated	11,411,434
Foreign currency transactions	29,557

Net realized loss	(129,528)

Net change in unrealized appreciation/depreciation on:
Investments	22,149,624
Translation of assets and liabilities in foreign currencies	6,011

Net change in unrealized appreciation/depreciation	22,155,635

Net realized and unrealized gain	22,026,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,060,441

[a]	Net of foreign withholding tax of $544,277.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,364,623	$2,532,211	$13,813,659	$12,680,419
Net realized gain	33,119,870	16,044,235	38,570,853	34,657,646
Net change in unrealized appreciation/depreciation	7,017,872	4,003,345	(14,454,144)	41,147,008

Net increase in net assets resulting from operations	43,502,365	22,579,791	37,930,368	88,485,073

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,034,799)	(2,492,858)	(12,924,179)	(12,809,236)

Total distributions to shareholders	(3,034,799)	(2,492,858)	(12,924,179)	(12,809,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	161,034,956	55,536,210	114,895,747	194,849,400
Cost of shares redeemed	(111,017,397)	(58,654,172)	(133,158,788)	(148,101,438)

Net increase (decrease) in net assets from capital share transactions	50,017,559	(3,117,962)	(18,263,041)	46,747,962

INCREASE IN NET ASSETS	90,485,125	16,968,971	6,743,148	122,423,799

NET ASSETS
Beginning of year	184,613,865	167,644,894	572,518,791	450,094,992

End of year	$275,098,990	$184,613,865	$579,261,939	$572,518,791

Undistributed net investment income included in net assets at end of year	$727,000	$342,904	$3,694,614	$2,757,695

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	950,000	1,350,000	2,600,000
Shares redeemed	(1,500,000)	(1,050,000)	(1,600,000)	(2,000,000)

Net increase (decrease) in shares outstanding	600,000	(100,000)	(250,000)	600,000

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,201,020	$26,369,779	$7,059,163	$5,100,393
Net realized gain (loss)	18,715,435	28,227,576	2,106,159	(9,004,210)
Net change in unrealized appreciation/depreciation	75,457,381	(30,161,619)	44,324,383	31,471,356

Net increase in net assets resulting from operations	119,373,836	24,435,736	53,489,705	27,567,539

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,315,355)	(28,015,694)	(7,166,472)	(4,854,184)

Total distributions to shareholders	(25,315,355)	(28,015,694)	(7,166,472)	(4,854,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,482,372	29,120,803	52,427,063	127,984,191
Cost of shares redeemed	(184,533,674)	(258,388,797)	(56,391,924)	(69,672,674)

Net increase (decrease) in net assets from capital share transactions	(86,051,302)	(229,267,994)	(3,964,861)	58,311,517

INCREASE (DECREASE) IN NET ASSETS	8,007,179	(232,847,952)	42,358,372	81,024,872

NET ASSETS
Beginning of year	1,022,865,555	1,255,713,507	265,698,522	184,673,650

End of year	$1,030,872,734	$1,022,865,555	$308,056,894	$265,698,522

Undistributed net investment income included in net assets at end of year	$5,118,634	$5,147,565	$1,194,434	$1,190,332

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	750,000	1,000,000	2,900,000
Shares redeemed	(4,500,000)	(6,750,000)	(1,050,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(2,100,000)	(6,000,000)	(50,000)	1,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,623,053	$12,763,136	$5,201,712	$3,927,992
Net realized gain	19,148,605	23,335,519	7,130,317	3,505,943
Net change in unrealized appreciation/depreciation	174,415,085	98,840,418	41,360,108	8,508,654

Net increase in net assets resulting from operations	209,186,743	134,939,073	53,692,137	15,942,589

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,945,537)	(13,315,659)	(4,476,287)	(3,956,004)

Total distributions to shareholders	(13,945,537)	(13,315,659)	(4,476,287)	(3,956,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	253,236,999	252,002,509	129,203,260	54,677,110
Cost of shares redeemed	(50,358,917)	(166,645,414)	(48,786,958)	(50,564,015)

Net increase in net assets from capital share transactions	202,878,082	85,357,095	80,416,302	4,113,095

INCREASE IN NET ASSETS	398,119,288	206,980,509	129,632,152	16,099,680

NET ASSETS
Beginning of year	739,067,332	532,086,823	219,033,811	202,934,131

End of year	$1,137,186,620	$739,067,332	$348,665,963	$219,033,811

Undistributed net investment income included in net assets at end of year	$6,286,343	$4,491,670	$1,638,410	$910,930

SHARES ISSUED AND REDEEMED
Shares sold	3,100,000	3,900,000	2,000,000	950,000
Shares redeemed	(650,000)	(2,700,000)	(800,000)	(1,000,000)

Net increase (decrease) in shares outstanding	2,450,000	1,200,000	1,200,000	(50,000)

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,571,579	$10,515,593	$7,184,838	$6,443,584
Net realized gain (loss)	(11,672,016)	(8,050,622)	9,880,644	35,294,184
Net change in unrealized appreciation/depreciation	29,010,256	(21,161,764)	103,650,096	(52,967,527)

Net increase (decrease) in net assets resulting from operations	25,909,819	(18,696,793)	120,715,578	(11,229,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,097,445)	(10,645,595)	(6,822,407)	(5,877,984)

Total distributions to shareholders	(9,097,445)	(10,645,595)	(6,822,407)	(5,877,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,785,444	67,945,393	128,537,183	54,483,392
Cost of shares redeemed	(138,932,335)	(93,352,771)	(56,634,607)	(171,048,800)

Net increase (decrease) in net assets from capital share transactions	(121,146,891)	(25,407,378)	71,902,576	(116,565,408)

INCREASE (DECREASE) IN NET ASSETS	(104,334,517)	(54,749,766)	185,795,747	(133,673,151)

NET ASSETS
Beginning of year	475,721,720	530,471,486	520,427,239	654,100,390

End of year	$371,387,203	$475,721,720	$706,222,986	$520,427,239

Undistributed net investment income included in net assets at end of year	$2,060,577	$2,565,670	$1,515,964	$1,169,390

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,150,000	1,600,000	800,000
Shares redeemed	(2,350,000)	(1,600,000)	(700,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(2,050,000)	(450,000)	900,000	(1,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,998,826	$22,833,618	$9,034,334	$10,627,001
Net realized gain (loss)	20,665,171	5,560,490	(129,528)	(5,881,172)
Net change in unrealized appreciation/depreciation	(9,445,601)	23,335,703	22,155,635	9,017,333

Net increase in net assets resulting from operations	66,218,396	51,729,811	31,060,441	13,763,162

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,234,498)	(22,594,445)	(9,590,309)	(10,639,778)

Total distributions to shareholders	(19,234,498)	(22,594,445)	(9,590,309)	(10,639,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	160,114,764	113,253,612	114,247,843	10,358,615
Cost of shares redeemed	(190,327,429)	(119,796,652)	(82,160,766)	(56,271,463)

Net increase (decrease) in net assets from capital share transactions	(30,212,665)	(6,543,040)	32,087,077	(45,912,848)

INCREASE (DECREASE) IN NET ASSETS	16,771,233	22,592,326	53,557,209	(42,789,464)

NET ASSETS
Beginning of year	464,932,808	442,340,482	231,655,130	274,444,594

End of year	$481,704,041	$464,932,808	$285,212,339	$231,655,130

Undistributed net investment income included in net assets at end of year	$38,603,214	$2,782,802	$1,202,425	$1,728,843

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	1,950,000	2,500,000	250,000
Shares redeemed	(3,000,000)	(2,050,000)	(1,900,000)	(1,350,000)

Net increase (decrease) in shares outstanding	(550,000)	(100,000)	600,000	(1,100,000)

See notes to financial statements.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$67.13	$58.82	$54.55	$46.76	$29.26

Income from investment operations:
Net investment income[a]	1.10	0.96	0.86	0.63	0.54
Net realized and unrealized gain[b]	14.91	8.22	4.29	7.73	17.53

Total from investment operations	16.01	9.18	5.15	8.36	18.07

Less distributions from:
Net investment income	(1.02)	(0.87)	(0.88)	(0.57)	(0.57)

Total distributions	(1.02)	(0.87)	(0.88)	(0.57)	(0.57)

Net asset value, end of year	$82.12	$67.13	$58.82	$54.55	$46.76

Total return	24.02%	15.86%	9.68%	18.02%	62.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$275,099	$184,614	$167,645	$136,379	$93,524
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.43%	1.63%	1.62%	1.28%	1.35%
Portfolio turnover rate[c]	5%	8%	9%	4%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$82.38	$70.88	$63.24	$58.74	$41.79

Income from investment operations:
Net investment income[a]	1.91	1.89	1.66	1.48	1.35
Net realized and unrealized gain[b]	3.92	11.62	7.54	4.47	16.85

Total from investment operations	5.83	13.51	9.20	5.95	18.20

Less distributions from:
Net investment income	(1.75)	(2.01)	(1.56)	(1.45)	(1.25)

Total distributions	(1.75)	(2.01)	(1.56)	(1.45)	(1.25)

Net asset value, end of year	$86.46	$82.38	$70.88	$63.24	$58.74

Total return	7.28%	19.47%	14.77%	10.37%	44.05%

Ratios/Supplemental data:
Net assets, end of year (000s)	$579,262	$572,519	$450,095	$313,049	$343,616
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.29%	2.57%	2.52%	2.50%	2.59%
Portfolio turnover rate[c]	4%	6%	4%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$39.88	$39.67	$44.27	$35.23	$26.59

Income from investment operations:
Net investment income[a]	1.05	0.93	0.91	0.72	0.85
Net realized and unrealized gain (loss)[b]	3.91	0.25	(4.63)	9.04	8.54

Total from investment operations	4.96	1.18	(3.72)	9.76	9.39

Less distributions from:
Net investment income	(1.07)	(0.97)	(0.88)	(0.72)	(0.75)

Total distributions	(1.07)	(0.97)	(0.88)	(0.72)	(0.75)

Net asset value, end of year	$43.77	$39.88	$39.67	$44.27	$35.23

Total return	12.75%	3.16%	(8.30)%	28.27%	35.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,030,873	$1,022,866	$1,255,714	$1,514,180	$1,078,124
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.55%	2.44%	2.29%	2.00%	2.55%
Portfolio turnover rate[c]	9%	6%	3%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$48.31	$42.45	$48.18	$47.26	$26.89

Income from investment operations:
Net investment income[a]	1.21	1.13	1.17	0.92	0.79
Net realized and unrealized gain (loss)[b]	8.20	5.86	(5.69)	0.97	20.41

Total from investment operations	9.41	6.99	(4.52)	1.89	21.20

Less distributions from:
Net investment income	(1.20)	(1.13)	(1.21)	(0.97)	(0.83)

Total distributions	(1.20)	(1.13)	(1.21)	(0.97)	(0.83)

Net asset value, end of year	$56.52	$48.31	$42.45	$48.18	$47.26

Total return	19.74%[c]	17.12%[c]	(9.22)%	4.24%	79.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$308,057	$265,699	$184,674	$296,308	$321,366
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.28%	2.63%	2.82%	2.04%	1.85%
Portfolio turnover rate[d]	5%	5%	6%	7%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$73.54	$60.12	$54.19	$52.47	$39.99

Income from investment operations:
Net investment income[a]	1.39	1.36	1.28	1.13	1.02
Net realized and unrealized gain[b]	17.34	13.53	5.87	1.73	12.48

Total from investment operations	18.73	14.89	7.15	2.86	13.50

Less distributions from:
Net investment income	(1.30)	(1.47)	(1.22)	(1.14)	(1.02)

Total distributions	(1.30)	(1.47)	(1.22)	(1.14)	(1.02)

Net asset value, end of year	$90.97	$73.54	$60.12	$54.19	$52.47

Total return	25.81%	25.29%	13.36%	5.70%	34.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,137,187	$739,067	$532,087	$479,623	$590,291
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.70%	2.14%	2.28%	2.25%	2.15%
Portfolio turnover rate[c]	5%	6%	6%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$59.20	$54.12	$57.62	$48.43	$29.41

Income from investment operations:
Net investment income[a]	1.25	1.23	1.18	0.87	0.77
Net realized and unrealized gain (loss)[b]	11.79	5.11	(3.54)	9.12	19.04

Total from investment operations	13.04	6.34	(2.36)	9.99	19.81

Less distributions from:
Net investment income	(1.08)	(1.26)	(1.14)	(0.80)	(0.79)

Total distributions	(1.08)	(1.26)	(1.14)	(0.80)	(0.79)

Net asset value, end of year	$71.16	$59.20	$54.12	$57.62	$48.43

Total return	22.27%	12.12%	(3.96)%	20.92%	68.18%

Ratios/Supplemental data:
Net assets, end of year (000s)	$348,666	$219,034	$202,934	$239,117	$191,299
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.91%	2.31%	2.26%	1.75%	1.81%
Portfolio turnover rate[c]	6%	8%	6%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$59.47	$62.78	$74.36	$63.54	$37.01

Income from investment operations:
Net investment income[a]	1.26	1.28	1.25	1.14	0.62
Net realized and unrealized gain (loss)[b]	3.02	(3.28)	(11.56)	10.88	26.37

Total from investment operations	4.28	(2.00)	(10.31)	12.02	26.99

Less distributions from:
Net investment income	(1.33)	(1.31)	(1.27)	(1.20)	(0.46)

Total distributions	(1.33)	(1.31)	(1.27)	(1.20)	(0.46)

Net asset value, end of year	$62.42	$59.47	$62.78	$74.36	$63.54

Total return	7.52%	(3.16)%	(13.86)%	19.21%	73.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$371,387	$475,722	$530,471	$832,866	$911,866
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.12%	2.17%	1.90%	1.78%	1.11%
Portfolio turnover rate[c]	13%	7%	9%	4%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2014 and March 31, 2013 were 12% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$69.86	$70.71	$62.50	$57.84	$37.43

Income from investment operations:
Net investment income[a]	0.92	0.79	0.55	0.42	0.33
Net realized and unrealized gain (loss)[b]	14.65	(0.91)	8.24	4.65	20.42

Total from investment operations	15.57	(0.12)	8.79	5.07	20.75

Less distributions from:
Net investment income	(0.85)	(0.73)	(0.58)	(0.41)	(0.34)

Total distributions	(0.85)	(0.73)	(0.58)	(0.41)	(0.34)

Net asset value, end of year	$84.58	$69.86	$70.71	$62.50	$57.84

Total return	22.52%	(0.18)%	14.27%	8.83%	55.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$706,223	$520,427	$654,100	$609,375	$529,207
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.21%	1.18%	0.90%	0.73%	0.65%
Portfolio turnover rate[c]	8%	7%	6%	3%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2014 and March 31, 2013 were 8% and 6%, respectively. See Note 4.

See notes to financial statements.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$59.99	$56.35	$61.60	$52.95	$43.86

Income from investment operations:
Net investment income[a]	6.75 [c]	2.65	3.02	2.48	2.43
Net realized and unrealized gain (loss)[b]	2.49	3.71	(5.24)	8.64	8.87

Total from investment operations	9.24	6.36	(2.22)	11.12	11.30

Less distributions from:
Net investment income	(2.33)	(2.72)	(3.03)	(2.47)	(2.21)

Total distributions	(2.33)	(2.72)	(3.03)	(2.47)	(2.21)

Net asset value, end of year	$66.90	$59.99	$56.35	$61.60	$52.95

Total return	15.86%	11.58%	(3.57)%	21.83%	26.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$481,704	$464,933	$442,340	$428,150	$293,852
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	10.50%[c]	4.56%	5.24%	4.44%	4.76%
Portfolio turnover rate[d]	11%	7%	13%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$43.30	$42.55	$45.78	$45.87	$37.92

Income from investment operations:
Net investment income[a]	1.73	1.80	1.89	1.80	1.85
Net realized and unrealized gain (loss)[b]	4.80	0.68	(3.16)	0.02	7.78

Total from investment operations	6.53	2.48	(1.27)	1.82	9.63

Less distributions from:
Net investment income	(1.90)	(1.73)	(1.96)	(1.91)	(1.68)

Total distributions	(1.90)	(1.73)	(1.96)	(1.91)	(1.68)

Net asset value, end of year	$47.93	$43.30	$42.55	$45.78	$45.87

Total return	15.91%[c]	5.97%[c]	(2.76)%	4.26%	25.69%

Ratios/Supplemental data:
Net assets, end of year (000s)	$285,212	$231,655	$274,445	$254,073	$254,552
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.89%	4.32%	4.38%	4.02%	4.14%
Portfolio turnover rate[d]	7%	8%	6%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Global Consumer Discretionary	iShares S&P Global Consumer Discretionary Sector Index Fund	Diversified
Global Consumer Staples	iShares S&P Global Consumer Staples Sector Index Fund	Non-diversified
Global Energy	iShares S&P Global Energy Sector Index Fund	Non-diversified
Global Financials	iShares S&P Global Financials Sector Index Fund	Diversified
Global Healthcare	iShares S&P Global Healthcare Sector Index Fund	Non-diversified
Global Industrials	iShares S&P Global Industrials Sector Index Fund	Diversified
Global Materials	iShares S&P Global Materials Sector Index Fund	Diversified
Global Tech	iShares S&P Global Technology Sector Index Fund	Non-diversified
Global Telecom	iShares S&P Global Telecommunications Sector Index Fund	Non-diversified
Global Utilities	iShares S&P Global Utilities Sector Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Consumer Discretionary
Assets:
Common Stocks	$269,666,971	$—	$—	$269,666,971
Preferred Stocks	4,420,741	—	—	4,420,741
Money Market Funds	3,246,087	—	—	3,246,087

	$277,333,799	$—	$—	$277,333,799

Global Consumer Staples
Assets:
Common Stocks	$571,574,260	$1,072,178	$—	$572,646,438
Preferred Stocks	3,549,196	—	—	3,549,196
Money Market Funds	2,613,111	—	—	2,613,111

	$577,736,567	$1,072,178	$—	$578,808,745

Global Energy
Assets:
Common Stocks	$1,018,932,483	$—	$—	$1,018,932,483
Preferred Stocks	9,862,305	—	—	9,862,305
Money Market Funds	14,806,141	—	—	14,806,141

	$1,043,600,929	$—	$—	$1,043,600,929

Global Financials
Assets:
Common Stocks	$302,030,944	$824,293	$9	$302,855,246
Preferred Stocks	3,680,165	—	—	3,680,165
Rights	169,169	—	—	169,169
Money Market Funds	5,345,215	—	—	5,345,215

	$311,225,493	$824,293	$9	$312,049,795

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Healthcare
Assets:
Common Stocks	$1,132,877,764	$—	$—	$1,132,877,764
Money Market Funds	18,245,956	—	—	18,245,956

	$1,151,123,720	$—	$—	$1,151,123,720

Global Industrials
Assets:
Common Stocks	$347,396,408	$—	$—	$347,396,408
Money Market Funds	3,925,112	—	—	3,925,112

	$351,321,520	$—	$—	$351,321,520

Global Materials
Assets:
Common Stocks	$363,272,041	$—	$—	$363,272,041
Preferred Stocks	6,273,545	—	—	6,273,545
Money Market Funds	2,793,172	—	—	2,793,172

	$372,338,758	$—	$—	$372,338,758

Global Tech
Assets:
Common Stocks	$704,619,539	$—	$—	$704,619,539
Money Market Funds	13,976,035	—	—	13,976,035

	$718,595,574	$—	$—	$718,595,574

Global Telecom
Assets:
Common Stocks	$479,879,006	$—	$—	$479,879,006
Money Market Funds	6,904,355	—	—	6,904,355

	$486,783,361	$—	$—	$486,783,361

Global Utilities
Assets:
Common Stocks	$283,124,886	$—	$—	$283,124,886
Preferred Stocks	1,341,654	—	—	1,341,654
Money Market Funds	1,397,930	—	—	1,397,930

	$285,864,470	$—	$—	$285,864,470

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of March 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Global Consumer Discretionary	$2,886,089
Global Consumer Staples	1,849,151
Global Energy	13,459,615
Global Financials	5,109,954
Global Healthcare	16,965,777

iShares ETF	Market Value of Securities on Loan
Global Industrials	$3,519,628
Global Materials	2,543,631
Global Tech	12,879,394
Global Telecom	6,438,555
Global Utilities	1,012,619

As of March 31, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF and iShares Global Tech ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares Global Financials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”) retain 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$18,931
Global Consumer Staples	7,256
Global Energy	21,437
Global Financials	10,829
Global Healthcare	12,118

iShares ETF	Fees Paid to BTC
Global Industrials	$13,624
Global Materials	20,848
Global Tech	30,047
Global Telecom	35,553
Global Utilities	5,567

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Global Financials
BlackRock Inc.	6,160	1,115	(1,607)	5,668	$1,782,473	$44,621	$116,563
PNC Financial Services Group Inc. (The)	26,180	4,659	(6,314)	24,525	2,133,675	46,769	88,903

					$3,916,148	$91,390	$205,466

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$12,796,706	$12,078,646
Global Consumer Staples	29,849,463	24,860,869
Global Energy	90,010,517	88,083,190
Global Financials	16,059,591	16,173,581
Global Healthcare	51,629,184	44,155,713
Global Industrials	17,357,536	15,616,253
Global Materials	50,515,902	56,274,290
Global Tech	56,967,120	50,290,883
Global Telecom	90,766,265	58,646,119
Global Utilities	16,725,957	16,361,045

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$158,333,188	$109,063,897
Global Consumer Staples	109,672,651	131,453,435
Global Energy	97,938,515	183,636,387
Global Financials	50,281,882	54,167,581
Global Healthcare	246,916,155	49,891,745
Global Industrials	126,718,825	47,723,420
Global Materials	16,779,617	131,430,268
Global Tech	117,552,468	51,988,184
Global Telecom	156,604,590	183,459,737
Global Utilities	112,248,226	80,725,374

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global Consumer Discretionary	$34,480,121	$54,272	$(34,534,393)
Global Consumer Staples	37,948,849	47,439	(37,996,288)
Global Energy	25,728,883	85,404	(25,814,287)
Global Financials	11,080,787	111,411	(11,192,198)
Global Healthcare	14,330,964	117,157	(14,448,121)
Global Industrials	10,242,441	2,055	(10,244,496)
Global Materials	(3,114,125)	20,773	3,093,352
Global Tech	18,649,067	(15,857)	(18,633,210)
Global Telecom	20,020,202	56,084	(20,076,286)
Global Utilities	6,121,363	29,557	(6,150,920)

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
Global Consumer Discretionary
Ordinary income	$3,034,799	$2,492,858

Global Consumer Staples
Ordinary income	$12,924,179	$12,809,236

Global Energy
Ordinary income	$25,315,355	$28,015,694

Global Financials
Ordinary income	$7,166,472	$4,854,184

Global Healthcare
Ordinary income	$13,945,537	$13,315,659

Global Industrials
Ordinary income	$4,476,287	$3,956,004

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2014	2013
Global Materials
Ordinary income	$9,097,445	$10,645,595

Global Tech
Ordinary income	$6,822,407	$5,877,984

Global Telecom
Ordinary income	$19,234,498	$22,594,445

Global Utilities
Ordinary income	$9,590,309	$10,639,778

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Global Consumer Discretionary	$920,822	$(5,794,629)	$35,759,853	$(493,222)	$30,392,824
Global Consumer Staples	3,694,614	(2,881,896)	78,089,903	(1,610,342)	77,292,279
Global Energy	5,136,635	(35,114,103)	46,035,483	(2,745,113)	13,312,902
Global Financials	1,578,405	(79,136,001)	(10,261,645)	(5,286,921)	(93,106,162)
Global Healthcare	7,526,177	(18,426,353)	270,590,202	—	259,690,026
Global Industrials	1,657,936	(18,732,216)	42,880,363	(287,107)	25,518,976
Global Materials	2,083,352	(62,899,314)	(60,374,376)	(5,486,590)	(126,676,928)
Global Tech	1,710,028	(36,620,712)	128,170,765	(663,884)	92,596,197
Global Telecom	38,603,214	(32,391,956)	(41,933,319)	(2,204,665)	(37,926,726)
Global Utilities	1,268,670	(27,736,990)	(34,097,163)	(875,617)	(61,441,100)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$3,299,794	$21,774	$140,985	$515,276	$977,806	$838,994	$5,794,629
Global Consumer Staples	452,289	—	—	1,198,337	854,970	376,300	2,881,896
Global Energy	10,351,144	3,379,767	172,682	4,800,649	12,576,847	3,833,014	35,114,103
Global Financials	18,635,401	—	279,616	14,101,017	26,135,934	19,984,033	79,136,001
Global Healthcare	—	—	719,865	7,470,467	8,253,378	1,982,643	18,426,353
Global Industrials	8,190,665	175	241,597	3,878,332	3,768,747	2,652,700	18,732,216
Global Materials	31,566,263	2,966	455,218	3,417,547	12,443,350	15,013,970	62,899,314
Global Tech	16,742,410	358,238	418,537	8,517,749	6,597,896	3,985,882	36,620,712
Global Telecom	20,669,156	259,855	—	2,355,085	6,058,821	3,049,039	32,391,956
Global Utilities	13,506,623	4,149	298,224	2,911,628	5,208,921	5,807,445	27,736,990

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2014, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Global Consumer Staples	$517,260
Global Healthcare	4,784,928

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$241,574,633	$40,948,956	$(5,189,790)	$35,759,166
Global Consumer Staples	500,748,764	87,443,554	(9,383,573)	78,059,981
Global Energy	997,579,249	137,702,518	(91,680,838)	46,021,680
Global Financials	322,318,423	35,233,461	(45,502,089)	(10,268,628)
Global Healthcare	880,581,507	285,393,986	(14,851,773)	270,542,213
Global Industrials	308,439,477	54,127,391	(11,245,348)	42,882,043
Global Materials	432,734,269	46,313,555	(106,709,066)	(60,395,511)
Global Tech	590,421,659	177,510,063	(49,336,148)	128,173,915
Global Telecom	528,720,573	28,836,475	(70,773,687)	(41,937,212)
Global Utilities	319,969,101	21,755,795	(55,860,426)	(34,104,631)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	89

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Financials	$6,801,553	$422,865
Global Materials	8,337,853	658,804
Global Telecom	25,376,615	1,020,642

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Global Consumer Discretionary	57.63%
Global Consumer Staples	60.82
Global Energy	46.68
Global Financials	23.00
Global Healthcare	60.28

iShares ETF	Dividends- Received Deduction
Global Industrials	55.18%
Global Materials	30.05
Global Tech	100.00
Global Telecom	13.28
Global Utilities	50.98

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
Global Consumer Discretionary	$3,034,799
Global Consumer Staples	12,924,179
Global Energy	25,315,355
Global Financials	7,589,337
Global Healthcare	13,945,537

iShares ETF	Qualified Dividend Income
Global Industrials	$4,476,287
Global Materials	9,756,249
Global Tech	6,822,407
Global Telecom	20,255,140
Global Utilities	9,590,309

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Consumer Discretionary	$0.984225	$—	$0.037362	$1.021587	96%	—%	4%	100%
Global Consumer Staples	1.651652	—	0.096460	1.748112	94	—	6	100
Global Energy	1.029071	—	0.042802	1.071873	96	—	4	100
Global Financials	1.142883	—	0.061566	1.204449	95	—	5	100
Global Industrials	1.018157	—	0.060529	1.078686	94	—	6	100
Global Materials	1.301424	—	0.030216	1.331640	98	—	2	100
Global Tech	0.806957	—	0.042056	0.849013	95	—	5	100
Global Telecom	2.286138	—	0.039266	2.325404	98	—	2	100
Global Utilities	1.821800	—	0.080071	1.901871	96	—	4	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global Consumer Discretionary ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	5	0.38%
Greater than 1.0% and Less than 1.5%	13	0.99
Greater than 0.5% and Less than 1.0%	102	7.73
Between 0.5% and –0.5%	1,110	84.15
Less than –0.5% and Greater than –1.0%	77	5.84
Less than –1.0% and Greater than –1.5%	9	0.68
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,319	100.00%

iShares Global Consumer Staples ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	60	4.55
Between 0.5% and –0.5%	1,198	90.82
Less than –0.5% and Greater than –1.0%	51	3.87
Less than –1.0% and Greater than –1.5%	6	0.45

	1,319	100.00%

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Energy ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.23%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	89	6.75
Between 0.5% and –0.5%	1,164	88.24
Less than –0.5% and Greater than –1.0%	40	3.03
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

iShares Global Financials ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.08%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	7	0.53
Greater than 1.0% and Less than 1.5%	23	1.74
Greater than 0.5% and Less than 1.0%	119	9.02
Between 0.5% and –0.5%	997	75.59
Less than –0.5% and Greater than –1.0%	117	8.87
Less than –1.0% and Greater than –1.5%	35	2.65
Less than –1.5% and Greater than –2.0%	7	0.53
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Healthcare ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	14	1.06
Between 0.5% and –0.5%	1,251	94.84
Less than –0.5% and Greater than –1.0%	49	3.71
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

iShares Global Industrials ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	8	0.61
Greater than 0.5% and Less than 1.0%	125	9.48
Between 0.5% and –0.5%	1,062	80.51
Less than –0.5% and Greater than –1.0%	105	7.96
Less than –1.0% and Greater than –1.5%	11	0.83
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0%	1	0.08

	1,319	100.00%

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Materials ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	3	0.23%
Greater than 1.5% and Less than 2.0%	11	0.83
Greater than 1.0% and Less than 1.5%	38	2.88
Greater than 0.5% and Less than 1.0%	187	14.18
Between 0.5% and –0.5%	918	69.59
Less than –0.5% and Greater than –1.0%	103	7.81
Less than –1.0% and Greater than –1.5%	40	3.03
Less than –1.5% and Greater than –2.0%	12	0.91
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,319	100.00%

iShares Global Tech ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	12	0.91
Between 0.5% and –0.5%	1,273	96.51
Less than –0.5% and Greater than –1.0%	31	2.35
Less than –1.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Telecom ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	21	1.59
Greater than 0.5% and Less than 1.0%	118	8.94
Between 0.5% and –0.5%	1,093	82.86
Less than –0.5% and Greater than –1.0%	66	5.00
Less than –1.0% and Greater than –1.5%	10	0.76
Less than –1.5% and Greater than –2.0%	3	0.23

	1,319	100.00%

iShares Global Utilities ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.30%
Greater than 1.0% and Less than 1.5%	12	0.91
Greater than 0.5% and Less than 1.0%	124	9.40
Between 0.5% and –0.5%	1,099	83.31
Less than –0.5% and Greater than –1.0%	69	5.23
Less than –1.0% and Greater than –1.5%	8	0.61
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).
George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-30-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. DOMESTIC MARKET OVERVIEW

U.S. equities experienced a strong rally during the 12-month period ended March 31, 2014 (the “reporting period”), as several major market indices hit new all time highs. Early in the reporting period, the combination of slow economic growth and uncertainty about the U.S. Federal Reserve Bank’s (the “Fed’s”) monetary policy contributed to substantial volatility. Clarification of the Fed’s monetary support and improving economic growth led to a sustained rally in U.S. equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China, the Fed’s less accommodative monetary policy and political tension in Ukraine raised concerns for investors.

The Fed’s monetary policy continued to be a driving force in the U.S. equity market’s performance. The U.S. economy grew at a modest 2.5% annual rate during the first quarter of the reporting period, rebounding from very slow growth in the prior six months. In May 2013, the Fed responded to the improving growth by announcing that it was considering slowing the pace of bond purchases, a key element of its stimulus program. The announcement caused strong volatility through global markets, as investors sold higher-risk investments, as well as lower-risk U.S. Treasuries.

In July and September 2013, the Fed clarified its intention to maintain the policy of monthly purchases of $85 billion in U.S. Treasury and mortgage bonds. U.S. economic growth also improved, increasing at a 4.1% and a 2.6% annualized pace in the third and fourth quarter of 2013, respectively. The Fed’s commitment to economic stimulus and better economic growth calmed markets, leading to a strong rally in global markets that lasted for several months. In January 2014, the Fed finally made the highly anticipated policy shift, reducing its bond purchases by $10 billion per month. Subsequently, equities declined, as the Fed’s policy shift coincided with slower manufacturing and industrial production growth in the U.S. and China. In March 2014, the Fed provided some reassurance to markets when it eliminated the 6.5% unemployment target in favor of a broader definition of economic stability while maintaining the 2% inflation target.

U.S. economic data continued to demonstrate a slow, but relatively steady economic recovery for the reporting period. The inflation rate fluctuated between 1 and 2% during the reporting period, reflecting the moderate pace of economic growth. During the reporting period, the unemployment rate declined by 1% to 6.7% in March 2014. The U.S. corporate sector was the strongest segment of the economy, as profit growth remained relatively robust. Credit conditions also eased, as the improving balance sheets of companies and consumers increased access to low-cost borrowing. Housing prices rose, lifted by low mortgage rates and job growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P 100 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.01%	20.14%	20.29%	20.01%	20.14%	20.29%
5 Years	19.50%	19.59%	19.76%	143.71%	144.61%	146.34%
10 Years	6.39%	6.40%	6.59%	85.80%	85.88%	89.22%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.20	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 ETF

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 20.01%, net of fees, while the total return for the Index was 20.29%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility.

Within the Index, performance was largely mixed between growth-oriented and value-oriented sectors. In terms of sector returns, all of the ten major sectors contributed positively to Index returns. The growth-oriented information technology sector, which represented an average of 22% of the Index, was the largest sector contributor for the reporting period. The value-oriented financials and health care sectors both contributed meaningfully to Index returns. Industrials stocks also contributed positively, reflecting the improving economic environment during the reporting period. Consumer-based sectors delivered positive results, as consumer spending improved during the reporting period. The consumer discretionary sector, also a growth-oriented sector, outpaced the returns of the typically value-oriented consumer staples sector. The utilities sector experienced the lowest absolute returns of all the major sectors in the Index. Because it represented less than 1% of the Index on average, its impact on Index results was negligible.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	23.03%
Financials	15.34
Health Care	13.45
Consumer Staples	10.94
Energy	10.86
Industrials	10.10
Consumer Discretionary	9.87
Telecommunication Services	3.67
Materials	2.08
Utilities	0.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	4.63%
Exxon Mobil Corp.	4.08
Google Inc. Class A	3.04
Microsoft Corp.	2.99
Johnson & Johnson	2.69
General Electric Co.	2.51
Wells Fargo & Co.	2.30
J.P. Morgan Chase & Co.	2.22
Chevron Corp.	2.20
Berkshire Hathaway Inc. Class B	2.18

TOTAL	28.84%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 500 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.87%	23.00%	23.12%	22.87%	23.00%	23.12%
5 Years	20.87%	20.98%	21.10%	158.03%	159.17%	160.49%
10 Years	7.65%	7.66%	7.84%	109.03%	109.12%	112.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,125.80	$0.95	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 GROWTH ETF

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.87%, net of fees, while the total return for the Index was 23.12%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Within the S&P 500®, growth-oriented stocks slightly outpaced the performance of value-related stocks.

In terms of sector returns, all of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the information technology sector, which achieved substantial absolute sector returns and comprised an average of 27% of the Index during the reporting period. The consumer discretionary sector generated solid gains and added meaningfully to Index returns, reflecting healthy consumer spending during the reporting period. Health care stocks also added meaningfully to Index returns. The industrials sector achieved the highest absolute returns of all the sectors in the Index, benefiting from improving economic conditions. Because it accounted for 9% of the Index on average, its contribution to Index returns was moderate. Similarly, utilities generated solid absolute returns, but, at less 1% of the Index on average, the sector’s contribution to Index performance was negligible.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	26.89%
Consumer Discretionary	16.68
Health Care	15.80
Industrials	11.97
Financials	9.53
Consumer Staples	8.39
Energy	5.77
Materials	3.55
Telecommunication Services	1.18
Utilities	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	5.53%
Google Inc. Class A	3.63
Microsoft Corp.	3.58
Johnson & Johnson	1.89
QUALCOMM Inc.	1.54
Comcast Corp. Class A	1.51
Schlumberger Ltd.	1.47
Amazon.com Inc.	1.45
Procter & Gamble Co. (The)	1.29
Visa Inc. Class A	1.26

TOTAL	23.15%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P 500 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.27%	20.41%	20.54%	20.27%	20.41%	20.54%
5 Years	21.10%	21.17%	21.32%	160.46%	161.16%	162.78%
10 Years	6.79%	6.79%	6.94%	92.88%	92.94%	95.58%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,121.70	$0.95	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 VALUE ETF

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 20.27%, net of fees, while the total return for the Index was 20.54%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Within the S&P 500®, value-oriented stocks lagged the performance of growth-related stocks.

In terms of sector returns, all of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 24% of the Index during the reporting period. Health care stocks as a group generated the highest absolute returns and contributed meaningfully to Index performance. The industrials sector also contributed significantly, benefiting from improving economic conditions. Information technology stocks also contributed positively. The telecommunications services sector achieved the most modest absolute returns. It was also one of the smallest sectors in the Index at an average of 4% of the Index during the reporting period, so its contribution to Index performance was slight.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	23.87%
Energy	14.87
Consumer Staples	11.03
Health Care	10.76
Information Technology	9.75
Industrials	9.24
Consumer Discretionary	7.07
Utilities	6.12
Telecommunication Services	3.81
Materials	3.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	5.25%
General Electric Co.	3.23
Wells Fargo & Co.	2.96
J.P. Morgan Chase & Co.	2.86
Chevron Corp.	2.82
Berkshire Hathaway Inc. Class B	2.80
AT&T Inc.	2.27
Bank of America Corp.	2.26
Intel Corp.	1.59
Wal-Mart Stores Inc.	1.54

TOTAL	27.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.72%	20.77%	20.92%	20.72%	20.77%	20.92%
5 Years	24.79%	24.84%	25.05%	202.66%	203.26%	205.76%
10 Years	10.23%	10.24%	10.41%	164.76%	165.00%	169.21%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,106.50	$1.31	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 20.72%, net of fees, while the total return for the Index was 20.92%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Within the S&P MidCap 400®, growth-related stocks lagged value-oriented stocks.

In terms of sector returns, all of the ten major sectors contributed positively to Index performance. The largest contributor to Index returns was the consumer discretionary sector, which benefited from improving consumer spending levels during the reporting period. Comprising an average of 19% of the Index during the reporting period, the consumer discretionary sector was the second-largest sector weighting in the Index. The industrials sector contributed significantly, reflecting improving economic conditions. The health care and financials sectors also added meaningfully to Index performance, as did the information technology sector, which was the largest sector weighting at an average of 20% of the Index. Utilities stocks as a group generated the most modest returns by far. Because the sector represented less than 1% of the Index on average, its contribution to Index returns was negligible.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Industrials	20.05%
Information Technology	18.63
Financials	17.38
Consumer Discretionary	16.57
Health Care	11.97
Energy	6.49
Materials	5.21
Consumer Staples	2.55
Utilities	0.85
Telecommunication Services	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Affiliated Managers Group Inc.	1.33%
Trimble Navigation Ltd.	1.27
Endo International PLC	1.18
Under Armour Inc. Class A	1.16
Polaris Industries Inc.	1.15
United Rentals Inc.	1.11
B/E Aerospace Inc.	1.07
LKQ Corp.	1.00
Oceaneering International Inc.	0.97
Hanesbrands Inc.	0.95

TOTAL	11.19%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.31%	21.35%	21.58%	21.31%	21.35%	21.58%
5 Years	24.42%	24.48%	24.71%	198.21%	198.92%	201.63%
10 Years	9.63%	9.63%	9.82%	150.71%	150.80%	155.21%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.00	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.31%, net of fees, while the total return for the Index was 21.58%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Within the S&P MidCap 400®, value-related stocks slightly outperformed growth-oriented stocks.

In terms of sector returns, all ten major sectors achieved solid double-digit absolute returns and contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the financials sector, which comprised an average of 28% of the Index during the reporting period. The industrials sector also contributed significantly, benefiting from improving economic conditions during the reporting period. The information technology sector generated the largest absolute sector gains in the Index for the reporting period and contributed meaningfully to Index performance. The telecommunication services sector, which represented less than an average of 1% of the Index, contributed flat returns to Index performance although its absolute gains for the reporting period were strong.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	28.95%
Industrials	13.24
Information Technology	12.85
Consumer Discretionary	10.27
Materials	9.28
Utilities	8.66
Health Care	6.84
Energy	5.35
Consumer Staples	3.96
Telecommunication Services	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

HollyFrontier Corp.	1.23%
SL Green Realty Corp.	1.21
Realty Income Corp.	1.16
Fidelity National Financial Inc. Class A	1.13
OGE Energy Corp.	0.95
Everest Re Group Ltd.	0.94
Ashland Inc.	0.93
New York Community Bancorp Inc.	0.92
Raymond James Financial Inc.	0.90
Foot Locker Inc.	0.89

TOTAL	10.26%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.49%	27.53%	27.59%	27.49%	27.53%	27.59%
5 Years	26.59%	26.66%	26.74%	225.04%	226.02%	227.05%
10 Years	10.50%	10.50%	10.63%	171.33%	171.30%	174.74%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.30	$1.31	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 27.49%, net of fees, while the total return for the Index was 27.59%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Small-capitalization stocks outpaced both large-capitalization and mid-capitalization stocks during the reporting period. Within the S&P SmallCap 600®, growth-related stocks lagged value-oriented stocks.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the information technology sector, which also was the largest sector in the Index at an average of 22% of the Index during the reporting period. The health care sector generated the largest absolute gains and contributed significantly to Index performance, as did the consumer discretionary sector. The industrials sector also contributed significantly, benefiting from improving economic conditions. Energy, which accounted for only 4% of the Index on average, delivered modest returns. The telecommunication services sector declined on an absolute basis, but, representing less than an average of 1% of the Index, its performance did not significantly detract from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	22.48%
Financials	21.22
Consumer Discretionary	16.45
Health Care	13.22
Industrials	13.06
Materials	5.67
Energy	4.15
Consumer Staples	3.18
Telecommunication Services	0.42
Utilities	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

FEI Co.	1.30%
Questcor Pharmaceuticals Inc.	1.08
EnerSys Inc.	0.98
West Pharmaceutical Services Inc.	0.93
MAXIMUS Inc.	0.91
Belden Inc.	0.91
Portfolio Recovery Associates Inc.	0.86
Wolverine World Wide Inc.	0.86
Buffalo Wild Wings Inc.	0.84
Cognex Corp.	0.84

TOTAL	9.51%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.75%	27.78%	28.00%	27.75%	27.78%	28.00%
5 Years	25.54%	25.62%	25.75%	211.76%	212.87%	214.40%
10 Years	9.40%	9.40%	9.57%	145.53%	145.58%	149.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.30	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 27.75%, net of fees, while the total return for the Index was 28.00%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Small-capitalization stocks outpaced both large-capitalization and mid-capitalization stocks during the reporting period. Within the S&P SmallCap 600®, value-related stocks outperformed growth-oriented stocks.

In terms of sector returns, all ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the information technology sector, which generated the greatest absolute sector returns in the Index and comprised an average of 15% of the Index during the reporting period. The consumer discretionary sector achieved solid gains and added meaningfully to Index returns, reflecting an increase in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from improving economic conditions. The financials and health care sectors also contributed meaningfully. The telecommunications sector achieved strong absolute results, but comprised less than 1% of the Index on average during the reporting period. As a result, its contribution to Index performance was negligible.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	21.24%
Industrials	17.02
Information Technology	15.99
Consumer Discretionary	13.78
Materials	7.79
Health Care	7.62
Utilities	6.83
Energy	5.06
Consumer Staples	4.03
Telecommunication Services	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Centene Corp.	1.01%
EMCOR Group Inc.	0.88
Curtiss-Wright Corp.	0.86
EPR Properties	0.80
Piedmont Natural Gas Co.	0.78
Anixter International Inc.	0.76
ProAssurance Corp.	0.76
TreeHouse Foods Inc.	0.74
Exterran Holdings Inc.	0.72
UNS Energy Corp.	0.70

TOTAL	8.01%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 3.55%
Boeing Co. (The)	264,869	$33,238,411
General Dynamics Corp.	125,919	13,715,097
Honeywell International Inc.	303,673	28,168,708
Lockheed Martin Corp.	104,567	17,069,517
Raytheon Co.	121,806	12,033,215
United Technologies Corp.	326,100	38,101,524

		142,326,472
AIR FREIGHT & LOGISTICS — 1.02%
FedEx Corp.	107,580	14,260,805
United Parcel Service Inc. Class B	275,215	26,800,436

		41,061,241
AUTOMOBILES — 1.03%
Ford Motor Co.	1,527,357	23,826,769
General Motors Co.	504,868	17,377,557

		41,204,326
BEVERAGES — 2.64%
Coca-Cola Co. (The)	1,467,419	56,730,419
PepsiCo Inc.	589,613	49,232,685

		105,963,104
BIOTECHNOLOGY — 2.65%
Amgen Inc.	292,401	36,064,740
Biogen Idec Inc.[a,b]	91,546	28,001,175
Gilead Sciences Inc.[a,b]	595,734	42,213,711

		106,279,626
CAPITAL MARKETS — 1.47%
Bank of New York Mellon Corp. (The)	439,586	15,512,990
Goldman Sachs Group Inc. (The)	163,065	26,718,200
Morgan Stanley	543,251	16,933,134

		59,164,324
CHEMICALS — 1.75%
Dow Chemical Co. (The)	470,865	22,879,330
E.I. du Pont de Nemours and Co.	359,029	24,090,846
Monsanto Co.	203,276	23,126,711

		70,096,887
COMMERCIAL BANKS — 8.42%
Bank of America Corp.	4,092,807	70,396,280
Citigroup Inc.	1,175,958	55,975,601
J.P. Morgan Chase & Co.	1,466,548	89,034,129

Security	Shares	Value

U.S. Bancorp	705,830	$30,251,874
Wells Fargo & Co.	1,854,396	92,237,657

		337,895,541
COMMUNICATIONS EQUIPMENT — 2.40%
Cisco Systems Inc.	1,994,981	44,707,524
QUALCOMM Inc.	654,920	51,646,991

		96,354,515
COMPUTERS & PERIPHERALS — 5.75%
Apple Inc.	345,443	185,413,076
EMC Corp.	784,489	21,502,844
Hewlett-Packard Co.	733,937	23,750,201

		230,666,121
CONSUMER FINANCE — 1.22%
American Express Co.	353,896	31,861,257
Capital One Financial Corp.	221,840	17,117,174

		48,978,431
DIVERSIFIED FINANCIAL SERVICES — 2.17%
Berkshire Hathaway Inc. Class Ba	697,168	87,125,085

		87,125,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.66%
AT&T Inc.	2,016,497	70,718,550
Verizon Communications Inc.	1,603,771	76,291,386

		147,009,936
ELECTRIC UTILITIES — 0.65%
Exelon Corp.	331,851	11,136,920
Southern Co. (The)	343,883	15,110,219

		26,247,139
ELECTRICAL EQUIPMENT — 0.45%
Emerson Electric Co.	272,253	18,186,500

		18,186,500
ENERGY EQUIPMENT & SERVICES — 2.04%
Halliburton Co.	329,522	19,405,551
National Oilwell Varco Inc.	165,957	12,923,072
Schlumberger Ltd.	506,295	49,363,762

		81,692,385
FOOD & STAPLES RETAILING — 3.08%
Costco Wholesale Corp.	170,298	19,018,881
CVS Caremark Corp.	457,933	34,280,864
Wal-Mart Stores Inc.	626,576	47,889,204
Walgreen Co.	338,539	22,353,730

		123,542,679

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2014

Security	Shares	Value

FOOD PRODUCTS — 0.57%
Mondelez International Inc. Class A	658,754	$22,759,951

		22,759,951
HEALTH CARE EQUIPMENT & SUPPLIES — 1.55%
Abbott Laboratories	597,602	23,013,653
Baxter International Inc.	210,365	15,478,656
Medtronic Inc.	387,594	23,852,535

		62,344,844
HEALTH CARE PROVIDERS & SERVICES — 0.78%
UnitedHealth Group Inc.	383,090	31,409,549

		31,409,549
HOTELS, RESTAURANTS & LEISURE — 1.47%
McDonald’s Corp.	383,363	37,581,075
Starbucks Corp.	292,743	21,481,481

		59,062,556
HOUSEHOLD PRODUCTS — 2.66%
Colgate-Palmolive Co.	338,094	21,932,158
Procter & Gamble Co. (The)	1,050,072	84,635,803

		106,567,961
INDUSTRIAL CONGLOMERATES — 3.33%
3M Co.	243,818	33,076,350
General Electric Co.	3,885,609	100,598,417

		133,674,767
INSURANCE — 1.52%
Allstate Corp. (The)	173,136	9,796,035
American International Group Inc.	567,001	28,355,720
MetLife Inc.	435,121	22,974,389

		61,126,144
INTERNET & CATALOG RETAIL — 1.21%
Amazon.com Inc.[a]	144,073	48,483,446

		48,483,446
INTERNET SOFTWARE & SERVICES — 4.65%
eBay Inc.[a]	451,256	24,927,381
Facebook Inc. Class Aa,b	661,601	39,854,844
Google Inc. Class Aa	109,323	121,841,577

		186,623,802
IT SERVICES — 4.10%
Accenture PLC Class A	246,697	19,666,685
International Business Machines Corp.	379,088	72,970,649
MasterCard Inc. Class A	395,190	29,520,693

Security	Shares	Value

Visa Inc. Class A	196,313	$42,376,124

		164,534,151
MACHINERY — 0.61%
Caterpillar Inc.	247,016	24,545,980

		24,545,980
MEDIA — 3.68%
Comcast Corp. Class A	1,009,462	50,493,289
Time Warner Inc.	345,711	22,585,300
Twenty-First Century Fox Inc. Class A	751,638	24,029,867
Walt Disney Co. (The)	631,034	50,526,892

		147,635,348
METALS & MINING — 0.33%
Freeport-McMoRan Copper & Gold Inc.	402,159	13,299,398

		13,299,398
MULTILINE RETAIL — 0.37%
Target Corp.	244,799	14,812,787

		14,812,787
OIL, GAS & CONSUMABLE FUELS — 8.80%
Anadarko Petroleum Corp.	195,095	16,536,253
Apache Corp.	152,871	12,680,650
Chevron Corp.	739,363	87,917,654
ConocoPhillips	474,844	33,405,276
Devon Energy Corp.	148,284	9,924,648
Exxon Mobil Corp.	1,673,518	163,469,238
Occidental Petroleum Corp.	307,793	29,329,595

		353,263,314
PHARMACEUTICALS — 8.44%
AbbVie Inc.	615,201	31,621,331
Bristol-Myers Squibb Co.	636,703	33,076,721
Eli Lilly and Co.	381,606	22,461,329
Johnson & Johnson	1,095,575	107,618,332
Merck & Co. Inc.	1,138,836	64,651,720
Pfizer Inc.	2,471,965	79,399,516

		338,828,949
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.50%
Simon Property Group Inc.[b]	121,710	19,960,440

		19,960,440
ROAD & RAIL — 1.12%
Norfolk Southern Corp.	119,949	11,655,444
Union Pacific Corp.	176,236	33,072,448

		44,727,892

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.73%
Intel Corp.	1,925,545	$49,698,316
Texas Instruments Inc.	419,891	19,797,861

		69,496,177
SOFTWARE — 4.36%
Microsoft Corp.	2,925,364	119,910,670
Oracle Corp.	1,341,145	54,866,242

		174,776,912
SPECIALTY RETAIL — 1.57%
Home Depot Inc. (The)	545,378	43,155,761
Lowe’s Companies Inc.	405,028	19,805,869

		62,961,630
TEXTILES, APPAREL & LUXURY GOODS — 0.53%
Nike Inc. Class B	288,058	21,275,964

		21,275,964
TOBACCO — 1.97%
Altria Group Inc.	771,785	28,887,913
Philip Morris International Inc.	613,915	50,261,221

		79,149,134

TOTAL COMMON STOCKS (Cost: $3,736,867,495)		4,005,115,408

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	19,196,748	19,196,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	1,000,162	1,000,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,127,006	3,127,006

		23,323,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,323,916)		23,323,916

Value
TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $3,760,191,411)	$4,028,439,324
Other Assets, Less Liabilities — (0.38)%	(15,223,869)

NET ASSETS — 100.00%	$4,013,215,455

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	779,842	$97,862,371	0.99%
Honeywell International Inc.	590,094	54,737,119	0.55
United Technologies Corp.	537,650	62,819,026	0.64
Other securities[a]		141,308,244	1.43

		356,726,760	3.61
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	810,289	78,905,943	0.80
Other securities[a]		24,378,054	0.24

		103,283,997	1.04
AIRLINES
Other securities[a]		52,454,580	0.53

		52,454,580	0.53
AUTO COMPONENTS
Other securities[a]		68,917,938	0.70

		68,917,938	0.70
AUTOMOBILES
Other securities[a]		16,710,850	0.17

		16,710,850	0.17
BEVERAGES
Coca-Cola Co. (The)	2,851,471	110,237,869	1.11
PepsiCo Inc.	1,006,856	84,072,476	0.85
Other securities[a]		55,465,780	0.57

		249,776,125	2.53
BIOTECHNOLOGY
Amgen Inc.	860,884	106,181,432	1.07
Biogen Idec Inc.[b,c]	269,544	82,445,423	0.83
Celgene Corp.[b,c]	462,952	64,628,099	0.65
Gilead Sciences Inc.[b,c]	1,753,966	124,286,031	1.26
Other securities[a]		80,290,543	0.82

		457,831,528	4.63
BUILDING PRODUCTS
Other securities[a]		7,963,529	0.08

		7,963,529	0.08

Security	Shares	Value	% of Net Assets

CAPITAL MARKETS
BlackRock Inc.[c]	143,249	$45,048,945	0.46%
Other securities[a]		151,231,692	1.53

		196,280,637	1.99
CHEMICALS
Monsanto Co.	598,477	68,088,728	0.69
Other securities[a]		263,101,485	2.66

		331,190,213	3.35
COMMERCIAL BANKS
Citigroup Inc.	1,592,634	75,809,378	0.77
U.S. Bancorp	1,101,393	47,205,704	0.48
Other securities[a]		69,169,583	0.69

		192,184,665	1.94
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		49,407,397	0.50

		49,407,397	0.50
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	1,928,226	152,059,902	1.54
Other securities[a]		16,882,166	0.17

		168,942,068	1.71
COMPUTERS & PERIPHERALS
Apple Inc.	1,017,082	545,908,593	5.52
Other securities[a]		73,397,692	0.74

		619,306,285	6.26
CONSTRUCTION & ENGINEERING
Other securities[a]		3,381,996	0.03

		3,381,996	0.03
CONSTRUCTION MATERIALS
Other securities[a]		4,259,312	0.04

		4,259,312	0.04
CONSUMER FINANCE
American Express Co.	1,041,950	93,806,759	0.95
Other securities[a]		43,196,294	0.44

		137,003,053	1.39
CONTAINERS & PACKAGING
Other securities[a]		15,240,937	0.15

		15,240,937	0.15
DISTRIBUTORS
Other securities[a]		6,717,674	0.07

		6,717,674	0.07

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Other securities[a]		$9,755,712	0.10%

		9,755,712	0.10
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		61,424,654	0.62

		61,424,654	0.62
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	2,455,367	116,801,808	1.18

		116,801,808	1.18
ELECTRICAL EQUIPMENT
Other securities[a]		93,704,577	0.95

		93,704,577	0.95
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		36,946,752	0.37

		36,946,752	0.37
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	970,178	57,133,782	0.58
Schlumberger Ltd.	1,490,662	145,339,545	1.47
Other securities[a]		45,888,675	0.46

		248,362,002	2.51
FOOD & STAPLES RETAILING
Other securities[a]		53,926,335	0.55

		53,926,335	0.55
FOOD PRODUCTS
Other securities[a]		140,374,566	1.42

		140,374,566	1.42
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		232,473,196	2.35

		232,473,196	2.35
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		69,790,127	0.71

		69,790,127	0.71
HEALTH CARE TECHNOLOGY
Other securities[a]		18,970,819	0.19

		18,970,819	0.19
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	643,349	63,067,502	0.64
Starbucks Corp.	861,895	63,245,855	0.64
Other securities[a]		102,337,517	1.03

		228,650,874	2.31

Security	Shares	Value	% of Net Assets

HOUSEHOLD DURABLES
Other securities[a]		$29,543,113	0.30%

		29,543,113	0.30
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,576,732	127,084,599	1.29
Other securities[a]		75,110,414	0.76

		202,195,013	2.05
INDUSTRIAL CONGLOMERATES
3M Co.	717,841	97,382,310	0.98
Danaher Corp.	684,922	51,369,150	0.52

		148,751,460	1.50
INSURANCE
Prudential Financial Inc.	527,922	44,688,597	0.45
Other securities[a]		71,783,150	0.73

		116,471,747	1.18
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	424,173	142,742,698	1.44
Priceline.com Inc.[b]	59,454	70,862,628	0.72
Other securities[a]		40,462,982	0.41

		254,068,308	2.57
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	890,143	49,171,499	0.50
Facebook Inc. Class Ab	1,947,891	117,340,954	1.19
Google Inc. Class Ab	321,872	358,729,563	3.63
Other securities[a]		58,017,456	0.58

		583,259,472	5.90
IT SERVICES
International Business Machines Corp.	502,258	96,679,642	0.98
MasterCard Inc. Class A	1,163,518	86,914,795	0.88
Visa Inc. Class A	577,975	124,761,683	1.26
Other securities[a]		187,910,887	1.90

		496,267,007	5.02
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		13,283,600	0.13

		13,283,600	0.13

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	446,731	$53,714,935	0.54%
Other securities[a]		23,865,966	0.24

		77,580,901	0.78
MACHINERY
Other securities[a]		138,551,788	1.40

		138,551,788	1.40
MEDIA
Comcast Corp. Class A	2,972,075	148,663,192	1.50
Walt Disney Co. (The)	1,244,798	99,670,976	1.01
Other securities[a]		307,584,833	3.11

		555,919,001	5.62
MULTI-UTILITIES
Other securities[a]		23,533,327	0.24

		23,533,327	0.24
MULTILINE RETAIL
Other securities[a]		26,395,878	0.27

		26,395,878	0.27
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	311,418	61,090,869	0.62
Other securities[a]		259,579,049	2.62

		320,669,918	3.24
PERSONAL PRODUCTS
Other securities[a]		22,478,715	0.23

		22,478,715	0.23
PHARMACEUTICALS
AbbVie Inc.	1,811,276	93,099,586	0.94
Bristol-Myers Squibb Co.	1,218,477	63,299,880	0.64
Johnson & Johnson	1,903,113	186,942,790	1.89
Merck & Co. Inc.	1,575,901	89,463,900	0.90
Pfizer Inc.	3,566,227	114,547,211	1.16
Other securities[a]		155,139,655	1.57

		702,493,022	7.10
PROFESSIONAL SERVICES
Other securities[a]		28,285,908	0.29

		28,285,908	0.29

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		$229,025,593	2.32%

		229,025,593	2.32
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		5,947,208	0.06

		5,947,208	0.06
ROAD & RAIL
Union Pacific Corp.	518,870	97,371,144	0.98
Other securities[a]		68,463,299	0.70

		165,834,443	1.68
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		155,143,969	1.57

		155,143,969	1.57
SOFTWARE
Microsoft Corp.	8,612,971	353,045,681	3.57
Oracle Corp.	2,132,250	87,230,348	0.88
Other securities[a]		154,420,411	1.56

		594,696,440	6.01
SPECIALTY RETAIL
Home Depot Inc. (The)	1,043,703	82,588,218	0.84
TJX Companies Inc. (The)	810,923	49,182,480	0.50
Other securities[a]		168,247,843	1.69

		300,018,541	3.03
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	848,105	62,641,035	0.63
Other securities[a]		73,591,475	0.75

		136,232,510	1.38
THRIFTS & MORTGAGE FINANCE
Other securities[a]		2,637,849	0.03

		2,637,849	0.03
TOBACCO
Altria Group Inc.	1,204,308	45,077,248	0.46
Philip Morris International Inc.	1,012,189	82,867,913	0.84
Other securities[a]		31,795,818	0.32

		159,740,979	1.62
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		33,012,742	0.33

		33,012,742	0.33

TOTAL COMMON STOCKS
(Cost: $7,182,282,713)		9,870,799,418	99.83

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	199,190,707	$199,190,707	2.01%
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	10,377,953	10,377,953	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	7,563,090	7,563,090	0.08

		217,131,750	2.20

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,131,750)		217,131,750	2.20

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,399,414,463)		10,087,931,168	102.03
Other Assets, Less Liabilities		(200,694,026)	(2.03)

NET ASSETS		$9,887,237,142	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	305,976	$35,750,236	0.54%
Other securities[a]		88,228,432	1.32

		123,978,668	1.86
AIR FREIGHT & LOGISTICS
Other securities[a]		25,822,709	0.39

		25,822,709	0.39
AUTO COMPONENTS
Other securities[a]		8,572,347	0.13

		8,572,347	0.13
AUTOMOBILES
Ford Motor Co.	3,257,105	50,810,838	0.76
General Motors Co.	1,076,631	37,057,639	0.56

		87,868,477	1.32
BEVERAGES
Coca-Cola Co. (The)	1,063,960	41,132,694	0.62
PepsiCo Inc.	528,094	44,095,849	0.66
Other securities[a]		28,559,383	0.43

		113,787,926	1.71
BUILDING PRODUCTS
Other securities[a]		4,648,869	0.07

		4,648,869	0.07
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	937,408	33,081,128	0.50
Goldman Sachs Group Inc. (The)	347,743	56,977,691	0.86
Morgan Stanley	1,158,476	36,109,697	0.54
Other securities[a]		29,932,981	0.44

		156,101,497	2.34
CHEMICALS
Dow Chemical Co. (The)	1,004,123	48,790,336	0.73
Other securities[a]		71,918,712	1.08

		120,709,048	1.81
COMMERCIAL BANKS
Bank of America Corp.	8,727,987	150,121,376	2.25
Citigroup Inc.	1,354,179	64,458,920	0.97
J.P. Morgan Chase & Co.	3,127,455	189,867,793	2.85
PNC Financial Services Group Inc. (The)[b]	441,071	38,373,177	0.58

Security	Shares	Value	% of Net Assets

Wells Fargo & Co.	3,954,533	$196,698,471	2.95%
Other securities[a]		93,459,499	1.41

		732,979,236	11.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		28,650,593	0.43

		28,650,593	0.43
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	4,254,324	95,339,401	1.43
Other securities[a]		23,548,435	0.36

		118,887,836	1.79
COMPUTERS & PERIPHERALS
EMC Corp.	1,672,919	45,854,710	0.69
Hewlett-Packard Co.	1,565,133	50,647,704	0.76
Other securities[a]		3,248,344	0.05

		99,750,758	1.50
CONSTRUCTION & ENGINEERING
Other securities[a]		21,403,516	0.32

		21,403,516	0.32
CONSTRUCTION MATERIALS
Other securities[a]		4,106,677	0.06

		4,106,677	0.06
CONSUMER FINANCE
Capital One Financial Corp.	473,071	36,502,158	0.55

		36,502,158	0.55
CONTAINERS & PACKAGING
Other securities[a]		17,987,108	0.27

		17,987,108	0.27
DISTRIBUTORS
Other securities[a]		6,195,184	0.09

		6,195,184	0.09
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,314,516	0.04

		2,314,516	0.04
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	1,486,734	185,797,148	2.79
Other securities[a]		33,775,467	0.51

		219,572,615	3.30
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,300,220	150,808,716	2.26
Verizon Communications Inc.	1,641,634	78,092,529	1.17

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$24,431,833	0.37%

		253,333,078	3.80
ELECTRIC UTILITIES
Duke Energy Corp.	583,443	41,552,811	0.62
NextEra Energy Inc.	359,572	34,382,275	0.52
Southern Co. (The)	733,326	32,222,344	0.48
Other securities[a]		131,851,847	1.98

		240,009,277	3.60
ELECTRICAL EQUIPMENT
Other securities[a]		36,020,329	0.54

		36,020,329	0.54
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		36,532,509	0.55

		36,532,509	0.55
ENERGY EQUIPMENT & SERVICES
Other securities[a]		88,752,490	1.33

		88,752,490	1.33
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	363,156	40,557,262	0.61
CVS Caremark Corp.	976,539	73,103,709	1.10
Wal-Mart Stores Inc.	1,336,175	102,123,855	1.53
Other securities[a]		67,246,155	1.01

		283,030,981	4.25
FOOD PRODUCTS
Mondelez International Inc. Class A	1,404,794	48,535,633	0.73
Other securities[a]		76,409,643	1.15

		124,945,276	1.88
GAS UTILITIES
Other securities[a]		4,782,951	0.07

		4,782,951	0.07
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	1,274,383	49,076,489	0.74
Other securities[a]		74,158,906	1.11

		123,235,395	1.85
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[c,d]	640,906	48,125,632	0.72
UnitedHealth Group Inc.	816,951	66,981,812	1.01
Other securities[a]		124,383,539	1.87

		239,490,983	3.60

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	351,533	$34,460,780	0.52%
Other securities[a]		35,548,204	0.53

		70,008,984	1.05
HOUSEHOLD DURABLES
Other securities[a]		33,536,305	0.50

		33,536,305	0.50
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,097,252	88,438,511	1.33
Other securities[a]		36,391,695	0.54

		124,830,206	1.87
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		16,296,411	0.24

		16,296,411	0.24
INDUSTRIAL CONGLOMERATES
General Electric Co.	8,286,142	214,528,216	3.22

		214,528,216	3.22
INSURANCE
American International Group Inc.	1,209,138	60,468,991	0.91
MetLife Inc.	927,901	48,993,173	0.74
Other securities[a]		200,325,318	3.00

		309,787,482	4.65
INTERNET & CATALOG RETAIL
Other securities[a]		2,511,618	0.04

		2,511,618	0.04
INTERNET SOFTWARE & SERVICES
Other securities[a]		17,541,849	0.26

		17,541,849	0.26
IT SERVICES
International Business Machines Corp.	444,630	85,586,829	1.29
Other securities[a]		45,873,108	0.68

		131,459,937	1.97
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		7,016,518	0.11

		7,016,518	0.11
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		9,914,264	0.15

		9,914,264	0.15

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

MACHINERY
Caterpillar Inc.	526,762	$52,344,340	0.79%
Other securities[a]		89,302,436	1.34

		141,646,776	2.13
MEDIA
Walt Disney Co. (The)	444,078	35,557,325	0.53
Other securities[a]		52,903,043	0.80

		88,460,368	1.33
METALS & MINING
Other securities[a]		71,980,736	1.08

		71,980,736	1.08
MULTI-UTILITIES
Other securities[a]		145,133,993	2.18

		145,133,993	2.18
MULTILINE RETAIL
Other securities[a]		74,375,833	1.12

		74,375,833	1.12
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,576,709	187,486,467	2.82
ConocoPhillips	1,012,611	71,237,184	1.07
Exxon Mobil Corp.	3,568,818	348,602,142	5.24
Occidental Petroleum Corp.	354,436	33,774,207	0.51
Phillips 66	485,303	37,397,449	0.56
Other securities[a]		220,211,443	3.30

		898,708,892	13.50
PAPER & FOREST PRODUCTS
Other securities[a]		16,626,499	0.25

		16,626,499	0.25
PERSONAL PRODUCTS
Other securities[a]		3,091,661	0.05

		3,091,661	0.05
PHARMACEUTICALS
Eli Lilly and Co.	813,774	47,898,738	0.72
Johnson & Johnson	957,894	94,093,928	1.41
Merck & Co. Inc.	1,287,153	73,071,676	1.10
Pfizer Inc.	2,688,470	86,353,656	1.30
Other securities[a]		40,722,131	0.61

		342,140,129	5.14
PROFESSIONAL SERVICES
Other securities[a]		4,688,337	0.07

		4,688,337	0.07

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		$122,972,879	1.85%

		122,972,879	1.85
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,016,215	0.03

		2,016,215	0.03
ROAD & RAIL
Other securities[a]		12,216,628	0.18

		12,216,628	0.18
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	4,106,261	105,982,596	1.59
Other securities[a]		72,148,784	1.09

		178,131,380	2.68
SOFTWARE
Oracle Corp.	1,315,604	53,821,360	0.81
Other securities[a]		11,374,001	0.17

		65,195,361	0.98
SPECIALTY RETAIL
Other securities[a]		78,190,616	1.17

		78,190,616	1.17
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		10,821,763	0.16

		10,821,763	0.16
THRIFTS & MORTGAGE FINANCE
Other securities[a]		5,773,052	0.09

		5,773,052	0.09
TOBACCO
Philip Morris International Inc.	576,037	47,160,149	0.71
Other securities[a]		35,812,314	0.54

		82,972,463	1.25

TOTAL COMMON STOCKS
(Cost: $5,455,905,170)		6,642,548,378	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,e,f]	64,062,550	64,062,550	0.96
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[b,e,f]	3,337,697	3,337,697	0.05

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	7,317,751	$7,317,751	0.11%

		74,717,998	1.12

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,717,998)		74,717,998	1.12

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,530,623,168)		6,717,266,376	100.88
Other Assets, Less Liabilities		(58,361,228)	(0.88)

NET ASSETS		$6,658,905,148	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
B/E Aerospace Inc.[a]	577,149	$50,090,762	1.07%
Other securities[b]		27,313,418	0.59

		77,404,180	1.66
AIRLINES
Alaska Air Group Inc.	401,125	37,428,974	0.80

		37,428,974	0.80
AUTO COMPONENTS
Other securities[b]		26,822,161	0.57

		26,822,161	0.57
AUTOMOBILES
Other securities[b]		7,839,127	0.17

		7,839,127	0.17
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[a]	436,977	31,964,868	0.68
Other securities[b]		25,502,064	0.55

		57,466,932	1.23
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	967,820	40,725,866	0.87
Other securities[b]		36,597,654	0.79

		77,323,520	1.66
CAPITAL MARKETS
Affiliated Managers Group Inc.[a]	311,135	62,242,557	1.33
SEI Investments Co.	831,610	27,950,412	0.60
Waddell & Reed Financial Inc. Class A	495,742	36,496,526	0.78
Other securities[b]		29,566,068	0.64

		156,255,563	3.35
CHEMICALS
Other securities[b]		90,788,174	1.94

		90,788,174	1.94
COMMERCIAL BANKS
East West Bancorp Inc.	836,636	30,537,214	0.65
Signature Bank[a]	276,302	34,700,768	0.74
SVB Financial Group[a]	267,912	34,501,707	0.74
Other securities[b]		144,292,281	3.10

		244,031,970	5.23

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		$101,687,798	2.18%

		101,687,798	2.18
COMMUNICATIONS EQUIPMENT
Other securities[b]		49,826,977	1.07

		49,826,977	1.07
COMPUTERS & PERIPHERALS
3D Systems Corp.[a,c]	560,761	33,169,013	0.71
Other securities[b]		25,916,038	0.56

		59,085,051	1.27
CONSTRUCTION MATERIALS
Other securities[b]		42,116,203	0.90

		42,116,203	0.90
CONTAINERS & PACKAGING
Packaging Corp. of America	573,726	40,373,099	0.86
Other securities[b]		31,985,279	0.69

		72,358,378	1.55
DISTRIBUTORS
LKQ Corp.[a]	1,760,695	46,394,313	0.99

		46,394,313	0.99
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		34,490,468	0.74

		34,490,468	0.74
DIVERSIFIED FINANCIAL SERVICES
CBOE Holdings Inc.	505,174	28,592,848	0.61
MSCI Inc. Class Aa,c	681,239	29,306,902	0.63

		57,899,750	1.24
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		13,866,248	0.30

		13,866,248	0.30
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	251,560	33,349,309	0.71
Other securities[b]		20,364,714	0.44

		53,714,023	1.15
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Trimble Navigation Ltd.[a]	1,518,018	59,005,360	1.26
Other securities[b]		29,175,109	0.63

		88,180,469	1.89

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ENERGY EQUIPMENT & SERVICES
Oceaneering International Inc.	632,093	$45,422,203	0.97%
Oil States International Inc.[a]	311,625	30,726,225	0.66
Other securities[b]		84,742,904	1.82

		160,891,332	3.45
FOOD & STAPLES RETAILING
Other securities[b]		7,899,085	0.17

		7,899,085	0.17
FOOD PRODUCTS
Other securities[b]		64,209,455	1.37

		64,209,455	1.37
GAS UTILITIES
Other securities[b]		26,852,334	0.57

		26,852,334	0.57
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		168,638,172	3.61

		168,638,172	3.61
HEALTH CARE PROVIDERS & SERVICES
Henry Schein Inc.[a]	279,523	33,366,660	0.71
Universal Health Services Inc. Class B	524,244	43,024,705	0.92
Other securities[b]		46,061,066	0.99

		122,452,431	2.62
HEALTH CARE TECHNOLOGY
Other securities[b]		15,379,647	0.33

		15,379,647	0.33
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		117,651,549	2.52

		117,651,549	2.52
HOUSEHOLD DURABLES
Jarden Corp.[a]	722,865	43,249,013	0.93
Toll Brothers Inc.[a,c]	934,289	33,540,975	0.72
Other securities[b]		56,897,240	1.21

		133,687,228	2.86
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	440,669	30,437,008	0.65
Other securities[b]		16,560,749	0.36

		46,997,757	1.01

Security	Shares	Value	% of Net Assets

INDUSTRIAL CONGLOMERATES
Other securities[b]		$15,318,253	0.33%

		15,318,253	0.33
INSURANCE
Other securities[b]		62,210,364	1.33

		62,210,364	1.33
INTERNET SOFTWARE & SERVICES
Equinix Inc.[a,c]	164,504	30,406,919	0.65
Other securities[b]		32,715,419	0.70

		63,122,338	1.35
IT SERVICES
Gartner Inc.[a,c]	538,510	37,394,134	0.80
Global Payments Inc.	420,172	29,878,431	0.64
Other securities[b]		127,125,898	2.72

		194,398,463	4.16
LEISURE EQUIPMENT & PRODUCTS
Polaris Industries Inc.	383,944	53,640,816	1.15
Other securities[b]		24,483,050	0.52

		78,123,866	1.67
LIFE SCIENCES TOOLS & SERVICES
Covance Inc.[a,c]	330,877	34,378,120	0.74
Mettler-Toledo International Inc.[a]	171,698	40,465,785	0.87
Other securities[b]		26,264,941	0.56

		101,108,846	2.17
MACHINERY
IDEX Corp.	472,561	34,444,971	0.74
Lincoln Electric Holdings Inc.	473,267	34,079,957	0.73
Terex Corp.	646,625	28,645,487	0.61
Trinity Industries Inc.	452,679	32,624,576	0.70
Wabtec Corp.	560,820	43,463,550	0.93
Other securities[b]		130,508,649	2.80

		303,767,190	6.51
MARINE
Kirby Corp.[a]	332,444	33,659,955	0.72

		33,659,955	0.72
MEDIA
Other securities[b]		62,761,056	1.34

		62,761,056	1.34
METALS & MINING
Other securities[b]		31,002,471	0.66

		31,002,471	0.66

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co.	320,249	$38,144,859	0.82%
Gulfport Energy Corp.[a]	497,850	35,436,963	0.76
Other securities[b]		68,254,137	1.46

		141,835,959	3.04
PAPER & FOREST PRODUCTS
Other securities[b]		6,693,426	0.14

		6,693,426	0.14
PHARMACEUTICALS
Endo International PLC[a]	803,224	55,141,327	1.18
Salix Pharmaceuticals Ltd.[a,c]	370,003	38,336,011	0.82

		93,477,338	2.00
PROFESSIONAL SERVICES
Towers Watson & Co. Class A	374,942	42,762,135	0.92
Other securities[b]		19,000,181	0.40

		61,762,316	1.32
REAL ESTATE INVESTMENT TRUSTS (REITS)
Extra Space Storage Inc.	642,706	31,177,668	0.67
Other securities[b]		234,619,041	5.02

		265,796,709	5.69
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		10,667,111	0.23

		10,667,111	0.23
ROAD & RAIL
Genesee & Wyoming Inc. Class Aa	297,414	28,944,330	0.62
J.B. Hunt Transport Services Inc.	534,278	38,425,274	0.82
Other securities[b]		35,607,864	0.77

		102,977,468	2.21
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[a,c]	710,472	40,184,296	0.86
Other securities[b]		75,710,605	1.62

		115,894,901	2.48
SOFTWARE
ANSYS Inc.[a]	540,625	41,638,937	0.89
Other securities[b]		257,106,078	5.51

		298,745,015	6.40

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Advance Auto Parts Inc.	251,368	$31,798,052	0.68%
Other securities[b]		68,115,976	1.46

		99,914,028	2.14
TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands Inc.	581,057	44,439,239	0.95
Under Armour Inc. Class Aa,c	469,876	53,866,585	1.15
Other securities[b]		67,171,025	1.44

		165,476,849	3.54
THRIFTS & MORTGAGE FINANCE
Other securities[b]		13,976,389	0.30

		13,976,389	0.30
TRADING COMPANIES & DISTRIBUTORS
United Rentals Inc.[a]	544,584	51,702,805	1.11
Other securities[b]		18,357,969	0.39

		70,060,774	1.50
WATER UTILITIES
Other securities[b]		12,709,638	0.27

		12,709,638	0.27

TOTAL COMMON STOCKS
(Cost: $3,803,506,635)		4,665,099,992	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	460,328,281	460,328,281	9.86
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	23,983,375	23,983,375	0.51
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,674,587	3,674,587	0.08

		487,986,243	10.45

TOTAL SHORT-TERM INVESTMENTS
(Cost: $487,986,243)		487,986,243	10.45

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,291,492,878)	$5,153,086,235	110.35%
Other Assets, Less Liabilities	(483,393,946)	(10.35)

NET ASSETS	$4,669,692,289	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$73,315,181	1.97%

		73,315,181	1.97
AIR FREIGHT & LOGISTICS
Other securities[a]		4,645,039	0.13

		4,645,039	0.13
AIRLINES
Other securities[a]		9,520,694	0.26

		9,520,694	0.26
AUTOMOBILES
Other securities[a]		6,733,819	0.18

		6,733,819	0.18
BUILDING PRODUCTS
Other securities[a]		6,500,520	0.17

		6,500,520	0.17
CAPITAL MARKETS
Raymond James Financial Inc.	596,735	33,375,389	0.90
Other securities[a]		26,606,992	0.71

		59,982,381	1.61
CHEMICALS
Ashland Inc.	348,615	34,680,220	0.93
Other securities[a]		111,707,996	3.00

		146,388,216	3.93
COMMERCIAL BANKS
Other securities[a]		149,080,560	4.01

		149,080,560	4.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		47,969,253	1.29

		47,969,253	1.29
COMMUNICATIONS EQUIPMENT
Other securities[a]		32,820,414	0.88

		32,820,414	0.88
COMPUTERS & PERIPHERALS
Other securities[a]		20,334,290	0.55

		20,334,290	0.55
CONSTRUCTION & ENGINEERING
KBR Inc.	713,894	19,046,692	0.51
Other securities[a]		52,417,909	1.41

		71,464,601	1.92

Security	Shares	Value	% of Net Assets

CONSTRUCTION MATERIALS
Other securities[a]		$15,132,722	0.41%

		15,132,722	0.41
CONTAINERS & PACKAGING
Rock-Tenn Co. Class A	200,376	21,153,694	0.57
Sonoco Products Co.	492,832	20,215,969	0.54
Other securities[a]		27,949,151	0.75

		69,318,814	1.86
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		39,770,351	1.07

		39,770,351	1.07
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		9,746,086	0.26

		9,746,086	0.26
ELECTRIC UTILITIES
Great Plains Energy Inc.	741,428	20,048,213	0.54
OGE Energy Corp.	956,916	35,176,232	0.95
Westar Energy Inc.	620,578	21,819,523	0.59
Other securities[a]		50,942,158	1.36

		127,986,126	3.44
ELECTRICAL EQUIPMENT
Other securities[a]		36,191,158	0.97

		36,191,158	0.97
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b]	481,625	28,589,260	0.77
Avnet Inc.	666,442	31,009,546	0.83
Ingram Micro Inc. Class Ab	744,736	22,014,396	0.59
Other securities[a]		46,920,967	1.26

		128,534,169	3.45
ENERGY EQUIPMENT & SERVICES
Superior Energy Services Inc.	764,264	23,508,761	0.63
Other securities[a]		59,111,997	1.59

		82,620,758	2.22
FOOD & STAPLES RETAILING
Other securities[a]		16,954,773	0.46

		16,954,773	0.46

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

FOOD PRODUCTS
Hillshire Brands Co. (The)	589,897	$21,979,562	0.59%
Ingredion Inc.	358,926	24,435,682	0.66
Other securities[a]		40,375,859	1.08

		86,791,103	2.33
GAS UTILITIES
Atmos Energy Corp.	482,609	22,745,362	0.61
UGI Corp.	552,939	25,219,548	0.68
Other securities[a]		45,188,829	1.21

		93,153,739	2.50
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		81,638,458	2.19

		81,638,458	2.19
HEALTH CARE PROVIDERS & SERVICES
Community Health Systems Inc.[b]	546,320	21,399,355	0.58
Henry Schein Inc.[b,c]	181,146	21,623,398	0.58
Other securities[a]		84,162,456	2.26

		127,185,209	3.42
HEALTH CARE TECHNOLOGY
Other securities[a]		9,168,685	0.25

		9,168,685	0.25
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		20,668,659	0.56

		20,668,659	0.56
HOUSEHOLD DURABLES
Other securities[a]		23,552,426	0.63

		23,552,426	0.63
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	297,485	20,547,289	0.55
Other securities[a]		16,728,280	0.45

		37,275,569	1.00
INDUSTRIAL CONGLOMERATES
Other securities[a]		11,685,513	0.31

		11,685,513	0.31
INSURANCE
Alleghany Corp.[b]	80,507	32,796,942	0.88
American Financial Group Inc.	345,248	19,924,262	0.54

Security	Shares	Value	% of Net Assets

Everest Re Group Ltd.	228,239	$34,931,979	0.94%
Fidelity National Financial Inc. Class A	1,331,237	41,854,091	1.12
HCC Insurance Holdings Inc.	480,885	21,875,459	0.59
Protective Life Corp.	378,749	19,918,410	0.54
Reinsurance Group of America Inc.	340,968	27,151,282	0.73
W.R. Berkley Corp.	501,690	20,880,338	0.56
Other securities[a]		118,155,244	3.17

		337,488,007	9.07
INTERNET & CATALOG RETAIL
Other securities[a]		9,651,651	0.26

		9,651,651	0.26
INTERNET SOFTWARE & SERVICES
Equinix Inc.[b,c]	102,370	18,922,071	0.51
Other securities[a]		16,758,964	0.45

		35,681,035	0.96
IT SERVICES
Other securities[a]		58,050,092	1.56

		58,050,092	1.56
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		18,263,687	0.49

		18,263,687	0.49
MACHINERY
AGCO Corp.	419,836	23,158,154	0.62
Oshkosh Corp.	405,381	23,864,779	0.64
SPX Corp.	216,240	21,258,554	0.57
Timken Co. (The)	375,528	22,073,536	0.59
Other securities[a]		68,767,797	1.86

		159,122,820	4.28
MEDIA
Other securities[a]		40,555,772	1.09

		40,555,772	1.09
METALS & MINING
Reliance Steel & Aluminum Co.	373,749	26,409,104	0.71
Royal Gold Inc.	313,762	19,647,776	0.53
Steel Dynamics Inc.	1,073,906	19,104,788	0.51
Other securities[a]		25,078,469	0.68

		90,240,137	2.43

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

MULTI-UTILITIES
Alliant Energy Corp.	534,530	$30,366,649	0.82%
MDU Resources Group Inc.	912,372	31,303,483	0.84
Other securities[a]		28,011,534	0.75

		89,681,666	2.41
MULTILINE RETAIL
Other securities[a]		23,306,672	0.63

		23,306,672	0.63
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	958,541	45,607,381	1.23
Other securities[a]		70,633,298	1.89

		116,240,679	3.12
PAPER & FOREST PRODUCTS
Other securities[a]		23,561,719	0.63

		23,561,719	0.63
PHARMACEUTICALS
Other securities[a]		17,773,950	0.48

		17,773,950	0.48
PROFESSIONAL SERVICES
Manpowergroup Inc.	383,312	30,216,485	0.81
Other securities[a]		2,870,507	0.08

		33,086,992	0.89
REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.	345,183	25,046,478	0.67
BioMed Realty Trust Inc.	927,954	19,013,777	0.51
Camden Property Trust	411,567	27,714,922	0.74
Hospitality Properties Trust	720,945	20,705,540	0.56
National Retail Properties Inc.[c]	587,884	20,176,179	0.54
Realty Income Corp.[c]	1,056,985	43,188,407	1.16
SL Green Realty Corp.	447,541	45,031,575	1.21
Other securities[a]		263,119,531	7.08

		463,996,409	12.47
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	214,419	25,408,651	0.68

		25,408,651	0.68

Security	Shares	Value	% of Net Assets

ROAD & RAIL
Other securities[a]		$19,620,413	0.53%

		19,620,413	0.53
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		111,494,738	3.00

		111,494,738	3.00
SOFTWARE
Other securities[a]		76,909,456	2.07

		76,909,456	2.07
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	490,905	26,808,322	0.72
Foot Locker Inc.	706,970	33,213,451	0.89
Other securities[a]		157,121,014	4.23

		217,142,787	5.84
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[c]	2,130,250	34,233,117	0.92
Other securities[a]		5,596,907	0.15

		39,830,024	1.07
TOBACCO
Other securities[a]		6,220,725	0.17

		6,220,725	0.17
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		32,669,780	0.88

		32,669,780	0.88
WATER UTILITIES
Other securities[a]		10,897,052	0.29

		10,897,052	0.29
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,500,021	0.34

		12,500,021	0.34

TOTAL COMMON STOCKS
(Cost: $3,038,606,625)		3,715,524,221	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	282,898,850	282,898,850	7.60

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	14,739,197	$14,739,197	0.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,794,167	3,794,167	0.10

		301,432,214	8.10

TOTAL SHORT-TERM INVESTMENTS
(Cost: $301,432,214)		301,432,214	8.10

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,340,038,839)		4,016,956,435	107.97
Other Assets, Less Liabilities		(296,480,129)	(7.97)

NET ASSETS		$3,720,476,306	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	237,448	$15,555,218	0.54%
Teledyne Technologies Inc.[a]	177,675	17,293,108	0.60
Other securities[b]		28,556,621	1.00

		61,404,947	2.14
AIR FREIGHT & LOGISTICS
Other securities[b]		5,848,961	0.20

		5,848,961	0.20
AIRLINES
Other securities[b]		14,104,411	0.49

		14,104,411	0.49
AUTO COMPONENTS
Dorman Products Inc.[a]	259,977	15,354,242	0.53
Other securities[b]		13,518,465	0.48

		28,872,707	1.01
AUTOMOBILES
Other securities[b]		6,508,823	0.23

		6,508,823	0.23
BEVERAGES
Boston Beer Co. Inc. (The) Class Aa,c	75,994	18,598,012	0.65

		18,598,012	0.65
BIOTECHNOLOGY
Other securities[b]		34,112,553	1.19

		34,112,553	1.19
BUILDING PRODUCTS
Other securities[b]		21,363,458	0.74

		21,363,458	0.74
CAPITAL MARKETS
Evercore Partners Inc. Class A	297,736	16,449,914	0.57
Financial Engines Inc.[c]	437,963	22,239,761	0.77
Other securities[b]		37,885,444	1.33

		76,575,119	2.67
CHEMICALS
H.B. Fuller Co.	429,752	20,748,426	0.72
PolyOne Corp.	463,576	16,994,696	0.59
Other securities[b]		41,691,862	1.46

		79,434,984	2.77

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of the Ozarks Inc.	278,659	$18,965,531	0.66%
First Financial Bankshares Inc.	260,878	16,119,652	0.56
Glacier Bancorp Inc.	638,880	18,572,241	0.65
PrivateBancorp Inc.	560,284	17,094,265	0.60
Texas Capital Bancshares Inc.[a,c]	367,080	23,838,175	0.83
Umpqua Holdings Corp.	963,106	17,952,296	0.63
Other securities[b]		157,640,857	5.48

		270,183,017	9.41
COMMERCIAL SERVICES & SUPPLIES
Mobile Mini Inc.	352,064	15,265,495	0.53
Other securities[b]		24,926,345	0.87

		40,191,840	1.40
COMMUNICATIONS EQUIPMENT
ARRIS Group Inc.[a]	679,735	19,154,932	0.67
ViaSat Inc.[a,c]	229,250	15,827,420	0.55
Other securities[b]		18,693,050	0.65

		53,675,402	1.87
COMPUTERS & PERIPHERALS
Electronics For Imaging Inc.[a]	403,093	17,457,958	0.61
Other securities[b]		734,076	0.02

		18,192,034	0.63
CONSTRUCTION & ENGINEERING
Other securities[b]		11,950,690	0.42

		11,950,690	0.42
CONSTRUCTION MATERIALS
Other securities[b]		11,615,758	0.40

		11,615,758	0.40
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[a,c]	428,503	24,793,184	0.86
Other securities[b]		27,315,191	0.95

		52,108,375	1.81
CONTAINERS & PACKAGING
Other securities[b]		1,979,470	0.07

		1,979,470	0.07

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DISTRIBUTORS
Other securities[b]		$12,817,474	0.45%

		12,817,474	0.45
DIVERSIFIED CONSUMER SERVICES
Hillenbrand Inc.	541,128	17,494,668	0.61
Other securities[b]		13,724,377	0.48

		31,219,045	1.09
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	324,427	19,212,567	0.67

		19,212,567	0.67
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		11,297,493	0.39

		11,297,493	0.39
ELECTRICAL EQUIPMENT
EnerSys Inc.	405,091	28,068,755	0.98
Other securities[b]		31,261,206	1.09

		59,329,961	2.07
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	373,381	25,987,317	0.91
Cognex Corp.[a]	708,558	23,991,774	0.84
FEI Co.	362,733	37,368,754	1.30
Other securities[b]		79,142,606	2.75

		166,490,451	5.80
ENERGY EQUIPMENT & SERVICES
Other securities[b]		60,264,437	2.10

		60,264,437	2.10
FOOD & STAPLES RETAILING
Other securities[b]		19,421,669	0.68

		19,421,669	0.68
FOOD PRODUCTS
Darling International Inc.[a]	916,509	18,348,510	0.64
Other securities[b]		19,974,297	0.69

		38,322,807	1.33
HEALTH CARE EQUIPMENT & SUPPLIES
West Pharmaceutical Services Inc.	604,086	26,609,988	0.93
Other securities[b]		105,875,337	3.68

		132,485,325	4.61

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Air Methods Corp.[a,c]	302,029	$16,137,409	0.56%
MWI Veterinary Supply Inc.[a]	110,312	17,166,753	0.60
Other securities[b]		35,418,870	1.23

		68,723,032	2.39
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a,c]	437,313	23,763,588	0.83
Other securities[b]		20,079,717	0.70

		43,843,305	1.53
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[a,c]	161,527	24,051,370	0.84
Other securities[b]		104,961,956	3.65

		129,013,326	4.49
HOUSEHOLD DURABLES
Other securities[b]		42,790,078	1.49

		42,790,078	1.49
HOUSEHOLD PRODUCTS
Other securities[b]		9,561,278	0.33

		9,561,278	0.33
INSURANCE
Other securities[b]		30,587,798	1.07

		30,587,798	1.07
INTERNET & CATALOG RETAIL
Other securities[b]		5,096,491	0.18

		5,096,491	0.18
INTERNET SOFTWARE & SERVICES
Dealertrack Technologies Inc.[a]	379,072	18,646,552	0.65
j2 Global Inc.[c]	381,678	19,102,984	0.67
OpenTable Inc.[a,c]	201,232	15,480,778	0.54
Other securities[b]		52,630,793	1.83

		105,861,107	3.69
IT SERVICES
MAXIMUS Inc.	582,774	26,143,242	0.91
Other securities[b]		53,957,930	1.88

		80,101,172	2.79
LEISURE EQUIPMENT & PRODUCTS
Other securities[b]		15,353,105	0.53

		15,353,105	0.53

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		$25,288,699	0.88%

		25,288,699	0.88
MACHINERY
Toro Co. (The)	285,816	18,060,713	0.63
Other securities[b]		67,620,445	2.35

		85,681,158	2.98
MEDIA
Other securities[b]		19,431,984	0.68

		19,431,984	0.68
METALS & MINING
US Silica Holdings Inc.	459,561	17,541,443	0.61
Other securities[b]		24,854,455	0.87

		42,395,898	1.48
MULTILINE RETAIL
Other securities[b]		1,947,748	0.07

		1,947,748	0.07
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[a,c]	355,193	18,988,618	0.66
Stone Energy Corp.[a]	427,320	17,934,621	0.62
Other securities[b]		21,861,169	0.77

		58,784,408	2.05
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.[a]	690,322	19,908,886	0.69
Other securities[b]		7,195,835	0.25

		27,104,721	0.94
PERSONAL PRODUCTS
Other securities[b]		5,297,740	0.18

		5,297,740	0.18
PHARMACEUTICALS
Medicines Co. (The)[a]	554,994	15,772,929	0.55
Questcor Pharmaceuticals Inc.[c]	478,747	31,085,043	1.08
Other securities[b]		27,734,724	0.97

		74,592,696	2.60
PROFESSIONAL SERVICES
On Assignment Inc.[a]	398,504	15,378,269	0.54
Other securities[b]		25,604,178	0.89

		40,982,447	1.43

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[b]		$136,474,399	4.75%

		136,474,399	4.75
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		5,345,945	0.19

		5,345,945	0.19
ROAD & RAIL
Other securities[b]		25,133,894	0.88

		25,133,894	0.88
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Synaptics Inc.[a,c]	305,332	18,326,027	0.64
Other securities[b]		81,159,715	2.82

		99,485,742	3.46
SOFTWARE
Manhattan Associates Inc.[a]	656,494	22,996,985	0.80
Tyler Technologies Inc.[a]	248,763	20,816,488	0.73
Other securities[b]		76,972,164	2.68

		120,785,637	4.21
SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[a,c]	235,952	22,132,298	0.77
Other securities[b]		78,779,785	2.74

		100,912,083	3.51
TEXTILES, APPAREL & LUXURY GOODS
Iconix Brand Group Inc.[a,c]	416,606	16,360,118	0.57
Steven Madden Ltd.[a]	499,117	17,958,230	0.63
Wolverine World Wide Inc.	865,721	24,716,334	0.86
Other securities[b]		18,681,965	0.65

		77,716,647	2.71
THRIFTS & MORTGAGE FINANCE
Other securities[b]		17,981,424	0.63

		17,981,424	0.63
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		8,637,016	0.30

		8,637,016	0.30
WATER UTILITIES
Other securities[b]		4,412,913	0.15

		4,412,913	0.15

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		$672,975	0.02%

		672,975	0.02

TOTAL COMMON STOCKS
(Cost: $2,379,637,419)		2,867,578,656	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	376,383,556	376,383,556	13.11
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	19,609,805	19,609,805	0.68
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,223,749	2,223,749	0.08

		398,217,110	13.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $398,217,110)		398,217,110	13.87

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,777,854,529)		3,265,795,766	113.75
Other Assets, Less Liabilities		(394,658,938)	(13.75)

NET ASSETS		$2,871,136,828	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	431,664	$27,427,930	0.86%
Teledyne Technologies Inc.[a]	152,320	14,825,306	0.46
Other securities[b]		55,665,311	1.74

		97,918,547	3.06
AIR FREIGHT & LOGISTICS
Other securities[b]		27,085,377	0.85

		27,085,377	0.85
AIRLINES
Other securities[b]		5,943,442	0.19

		5,943,442	0.19
AUTO COMPONENTS
Other securities[b]		9,183,143	0.29

		9,183,143	0.29
BIOTECHNOLOGY
Other securities[b]		7,146,107	0.22

		7,146,107	0.22
BUILDING PRODUCTS
Other securities[b]		36,453,317	1.14

		36,453,317	1.14
CAPITAL MARKETS
Other securities[b]		30,911,351	0.97

		30,911,351	0.97
CHEMICALS
PolyOne Corp.	367,314	13,465,731	0.42
Other securities[b]		86,350,514	2.70

		99,816,245	3.12
COMMERCIAL BANKS
F.N.B. Corp.	1,490,881	19,977,805	0.62
Susquehanna Bancshares Inc.	1,687,084	19,215,887	0.60
Wintrust Financial Corp.	415,770	20,231,368	0.63
Other securities[b]		138,321,847	4.33

		197,746,907	6.18
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	465,871	13,389,132	0.42
Tetra Tech Inc.[a]	583,813	17,275,027	0.54
United Stationers Inc.	356,950	14,659,936	0.46
Other securities[b]		33,636,547	1.05

		78,960,642	2.47

Security	Shares	Value	% of Net Assets

COMMUNICATIONS EQUIPMENT
Other securities[b]		$50,760,337	1.59%

		50,760,337	1.59
COMPUTERS & PERIPHERALS
Other securities[b]		16,570,834	0.52

		16,570,834	0.52
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	601,527	28,145,448	0.88
Other securities[b]		14,049,754	0.44

		42,195,202	1.32
CONSTRUCTION MATERIALS
Other securities[b]		13,941,414	0.44

		13,941,414	0.44
CONSUMER FINANCE
Other securities[b]		20,139,164	0.63

		20,139,164	0.63
CONTAINERS & PACKAGING
Other securities[b]		2,685,853	0.08

		2,685,853	0.08
DISTRIBUTORS
Other securities[b]		13,886,215	0.43

		13,886,215	0.43
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		18,496,679	0.58

		18,496,679	0.58
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		9,419,884	0.29

		9,419,884	0.29
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		15,649,654	0.49

		15,649,654	0.49
ELECTRIC UTILITIES
ALLETE Inc.	342,052	17,930,366	0.56
UIL Holdings Corp.	508,260	18,709,051	0.58
UNS Energy Corp.	374,479	22,479,974	0.70
Other securities[b]		12,990,213	0.41

		72,109,604	2.25
ELECTRICAL EQUIPMENT
Other securities[b]		19,264,767	0.60

		19,264,767	0.60

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.	240,001	$24,364,902	0.76%
SYNNEX Corp.[a,c]	237,467	14,392,875	0.45
Other securities[b]		128,808,404	4.03

		167,566,181	5.24
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	186,307	14,069,904	0.44
Exterran Holdings Inc.[c]	527,752	23,157,758	0.72
SEACOR Holdings Inc.[a,c]	170,116	14,701,425	0.46
Other securities[b]		37,059,510	1.16

		88,988,597	2.78
FOOD & STAPLES RETAILING
Other securities[b]		25,077,221	0.78

		25,077,221	0.78
FOOD PRODUCTS
Sanderson Farms Inc.	182,745	14,343,655	0.45
TreeHouse Foods Inc.[a,c]	328,173	23,625,174	0.74
Other securities[b]		57,075,208	1.78

		95,044,037	2.97
GAS UTILITIES
New Jersey Resources Corp.	379,322	18,890,236	0.59
Piedmont Natural Gas Co.	700,539	24,792,075	0.78
South Jersey Industries Inc.	294,294	16,506,950	0.52
Southwest Gas Corp.	418,222	22,353,966	0.70
Other securities[b]		23,690,523	0.73

		106,233,750	3.32
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		64,592,283	2.02

		64,592,283	2.02
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[a,c]	517,639	32,223,028	1.01
Chemed Corp.[c]	159,268	14,246,523	0.45
Magellan Health Services Inc.[a]	246,996	14,659,213	0.46

Security	Shares	Value	% of Net Assets

Other securities[b]		$70,167,522	2.18%

		131,296,286	4.10
HEALTH CARE TECHNOLOGY
Other securities[b]		5,915,772	0.18

		5,915,772	0.18
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.[a]	269,390	15,061,595	0.47
Other securities[b]		55,528,594	1.74

		70,590,189	2.21
HOUSEHOLD DURABLES
Meritage Homes Corp.[a]	330,144	13,826,431	0.43
Other securities[b]		40,546,796	1.27

		54,373,227	1.70
HOUSEHOLD PRODUCTS
Other securities[b]		3,128,111	0.10

		3,128,111	0.10
INSURANCE
ProAssurance Corp.	543,982	24,223,519	0.76
Other securities[b]		67,334,649	2.10

		91,558,168	2.86
INTERNET & CATALOG RETAIL
Other securities[b]		10,432,061	0.33

		10,432,061	0.33
INTERNET SOFTWARE & SERVICES
Other securities[b]		20,347,103	0.64

		20,347,103	0.64
IT SERVICES
CACI International Inc. Class Aa,c	210,530	15,537,114	0.49
Other securities[b]		25,678,235	0.80

		41,215,349	1.29
LEISURE EQUIPMENT & PRODUCTS
Other securities[b]		8,236,366	0.26

		8,236,366	0.26
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		16,957,284	0.53

		16,957,284	0.53
MACHINERY
Actuant Corp. Class A	419,729	14,333,745	0.45

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Mueller Industries Inc.	507,966	$15,233,900	0.48%
Toro Co. (The)	208,459	13,172,524	0.41
Other securities[b]		84,591,129	2.64

		127,331,298	3.98
MARINE
Other securities[b]		9,528,414	0.30

		9,528,414	0.30
MEDIA
Other securities[b]		26,048,182	0.81

		26,048,182	0.81
METALS & MINING
Other securities[b]		77,735,600	2.43

		77,735,600	2.43
MULTI-UTILITIES
Avista Corp.	541,390	16,593,603	0.52
NorthWestern Corp.	347,502	16,482,020	0.51

		33,075,623	1.03
MULTILINE RETAIL
Other securities[b]		8,236,555	0.26

		8,236,555	0.26
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		72,606,405	2.27

		72,606,405	2.27
PAPER & FOREST PRODUCTS
Other securities[b]		54,589,058	1.71

		54,589,058	1.71
PERSONAL PRODUCTS
Other securities[b]		3,147,247	0.10

		3,147,247	0.10
PHARMACEUTICALS
Impax Laboratories Inc.[a]	583,910	15,426,902	0.48
Other securities[b]		2,061,945	0.07

		17,488,847	0.55
PROFESSIONAL SERVICES
Korn/Ferry International[a]	445,642	13,266,762	0.41
Other securities[b]		38,667,880	1.21

		51,934,642	1.62

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.	1,658,883	$19,027,388	0.59%
EPR Properties[c]	475,870	25,406,699	0.79
GEO Group Inc. (The)	645,703	20,817,465	0.65
Healthcare Realty Trust Inc.[c]	863,736	20,859,225	0.65
LaSalle Hotel Properties[c]	477,735	14,957,883	0.47
Post Properties Inc.[c]	313,224	15,379,298	0.48
Tanger Factory Outlet Centers Inc.	429,931	15,047,585	0.47
Other securities[b]		160,275,391	5.02

		291,770,934	9.12
ROAD & RAIL
Other securities[b]		18,721,833	0.59

		18,721,833	0.59
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
MKS Instruments Inc.	481,054	14,378,704	0.45
TriQuint Semiconductor Inc.[a]	1,471,988	19,709,919	0.62
Veeco Instruments Inc.[a,c]	358,157	15,017,523	0.47
Other securities[b]		123,730,487	3.86

		172,836,633	5.40
SOFTWARE
Other securities[b]		41,410,940	1.29

		41,410,940	1.29
SPECIALTY RETAIL
Genesco Inc.[a,c]	214,607	16,003,244	0.50
Other securities[b]		159,904,510	5.00

		175,907,754	5.50
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		44,438,592	1.39

		44,438,592	1.39
THRIFTS & MORTGAGE FINANCE
Other securities[b]		36,729,995	1.15

		36,729,995	1.15
TOBACCO
Other securities[b]		2,166,041	0.07

		2,166,041	0.07

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	377,727	$18,221,550	0.57%
Other securities[b]		9,868,846	0.31

		28,090,396	0.88
WATER UTILITIES
Other securities[b]		6,604,177	0.21

		6,604,177	0.21
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		4,772,988	0.15

		4,772,988	0.15

TOTAL COMMON STOCKS
(Cost: $2,725,534,941)		3,193,008,824	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	416,497,049	416,497,049	13.02
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	21,699,741	21,699,741	0.68
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,534,847	2,534,847	0.08

		440,731,637	13.78

TOTAL SHORT-TERM INVESTMENTS
(Cost: $440,731,637)		440,731,637	13.78

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,166,266,578)		3,633,740,461	113.61
Other Assets, Less Liabilities		(435,409,736)	(13.61)

NET ASSETS		$3,198,330,725	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,736,867,495	$7,146,709,754	$5,428,111,691
Affiliated (Note 2)	23,323,916	252,704,709	102,511,477

Total cost of investments	$3,760,191,411	$7,399,414,463	$5,530,623,168

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,005,115,408	$9,825,750,473	$6,604,175,201
Affiliated (Note 2)	23,323,916	262,180,695	113,091,175

Total fair value of investments	4,028,439,324	10,087,931,168	6,717,266,376
Receivables:
Investment securities sold	802,928	1,134,159	890,455
Dividends and interest	4,829,552	9,258,769	9,149,245
Capital shares sold	6,989	—	—

Total Assets	4,034,078,793	10,098,324,096	6,727,306,076

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	20,196,910	209,568,660	67,400,247
Investment advisory fees (Note 2)	666,428	1,518,294	1,000,681

Total Liabilities	20,863,338	211,086,954	68,400,928

NET ASSETS	$4,013,215,455	$9,887,237,142	$6,658,905,148

Net assets consist of:
Paid-in capital	$4,122,307,428	$8,347,589,402	$6,118,353,202
Undistributed net investment income	1,151,771	439,136	912,901
Accumulated net realized loss	(378,491,657)	(1,149,308,101)	(647,004,163)
Net unrealized appreciation	268,247,913	2,688,516,705	1,186,643,208

NET ASSETS	$4,013,215,455	$9,887,237,142	$6,658,905,148

Shares outstanding[b]	48,450,000	99,100,000	76,650,000

Net asset value per share	$82.83	$99.77	$86.87

[a]	Securities on loan with values of $20,357,430, $208,624,625 and $66,366,541, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,803,506,635	$3,038,606,625	$2,379,637,419
Affiliated (Note 2)	487,986,243	301,432,214	398,217,110

Total cost of investments	$4,291,492,878	$3,340,038,839	$2,777,854,529

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,665,099,992	$3,715,524,221	$2,867,578,656
Affiliated (Note 2)	487,986,243	301,432,214	398,217,110

Total fair value of investments	5,153,086,235	4,016,956,435	3,265,795,766
Receivables:
Investment securities sold	37,402	44,460	71,603
Dividends and interest	1,869,214	4,700,024	1,907,175
Capital shares sold	—	—	73,528

Total Assets	5,154,992,851	4,021,700,919	3,267,848,072

LIABILITIES
Payables:
Investment securities purchased	—	2,801,946	107,573
Collateral for securities on loan (Note 1)	484,311,656	297,638,047	395,993,361
Investment advisory fees (Note 2)	988,906	784,620	610,310

Total Liabilities	485,300,562	301,224,613	396,711,244

NET ASSETS	$4,669,692,289	$3,720,476,306	$2,871,136,828

Net assets consist of:
Paid-in capital	$4,227,885,147	$3,280,838,125	$2,531,954,338
Accumulated net realized loss	(419,786,215)	(237,279,415)	(148,758,747)
Net unrealized appreciation	861,593,357	676,917,596	487,941,237

NET ASSETS	$4,669,692,289	$3,720,476,306	$2,871,136,828

Shares outstanding[b]	30,500,000	30,900,000	24,150,000

Net asset value per share	$153.10	$120.40	$118.89

[a]	Securities on loan with values of $480,610,748, $293,327,550 and $392,273,419, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,725,534,941
Affiliated (Note 2)	440,731,637

Total cost of investments	$3,166,266,578

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,193,008,824
Affiliated (Note 2)	440,731,637

Total fair value of investments	3,633,740,461
Receivables:
Investment securities sold	203,031
Dividends and interest	3,665,409
Capital shares sold	295,560

Total Assets	3,637,904,461

LIABILITIES
Payables:
Investment securities purchased	703,613
Collateral for securities on loan (Note 1)	438,196,790
Investment advisory fees (Note 2)	673,333

Total Liabilities	439,573,736

NET ASSETS	$3,198,330,725

Net assets consist of:
Paid-in capital	$3,004,768,609
Accumulated net realized loss	(273,911,767)
Net unrealized appreciation	467,473,883

NET ASSETS	$3,198,330,725

Shares outstanding[b]	28,200,000

Net asset value per share	$113.42

[a]	Securities on loan with a value of $433,218,398. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$92,523,344	$143,912,617	$151,182,975
Dividends — affiliated (Note 2)	—	665,590	986,644
Interest — affiliated (Note 2)	863	1,493	1,530
Securities lending income — affiliated (Note 2)	63,602	329,379	275,294

Total investment income	92,587,809	144,909,079	152,446,443

EXPENSES
Investment advisory fees (Note 2)	8,018,488	14,865,886	11,171,971

Total expenses	8,018,488	14,865,886	11,171,971

Net investment income	84,569,321	130,043,193	141,274,472

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(49,154,984)	61,158,970	(42,117,658)
Investments — affiliated (Note 2)	—	(61,466)	63,916
In-kind redemptions — unaffiliated	409,882,699	402,195,843	555,331,913
In-kind redemptions — affiliated (Note 2)	—	444,551	5,311,271

Net realized gain	360,727,715	463,737,898	518,589,442

Net change in unrealized appreciation/depreciation	257,961,916	1,080,002,125	485,283,290

Net realized and unrealized gain	618,689,631	1,543,740,023	1,003,872,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$703,258,952	$1,673,783,216	$1,145,147,204

[a]	Net of foreign withholding tax of $ —, $8,997 and $33,844, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$48,042,322	$61,206,920	$21,503,411
Interest — affiliated (Note 2)	525	619	498
Securities lending income — affiliated (Note 2)	2,186,839	1,180,079	3,255,015

Total investment income	50,229,686	62,387,618	24,758,924

EXPENSES
Investment advisory fees (Note 2)	10,421,720	8,339,165	6,168,199

Total expenses	10,421,720	8,339,165	6,168,199

Net investment income	39,807,966	54,048,453	18,590,725

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	73,299,805	(2,720,732)	125,431,607
In-kind redemptions — unaffiliated	458,043,902	345,252,795	333,437,214

Net realized gain	531,343,707	342,532,063	458,868,821

Net change in unrealized appreciation/depreciation	217,268,064	259,072,915	99,197,835

Net realized and unrealized gain	748,611,771	601,604,978	558,066,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$788,419,737	$655,653,431	$576,657,381

See notes to financial statements.

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$42,622,680
Interest — affiliated (Note 2)	373
Securities lending income — affiliated (Note 2)	1,713,071

Total investment income	44,336,124

EXPENSES
Investment advisory fees (Note 2)	6,873,403

Total expenses	6,873,403

Net investment income	37,462,721

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	23,629,078
In-kind redemptions — unaffiliated	358,815,864

Net realized gain	382,444,942

Net change in unrealized appreciation/depreciation	248,671,983

Net realized and unrealized gain	631,116,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$668,579,646

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$84,569,321	$90,950,288	$130,043,193	$130,222,998
Net realized gain	360,727,715	321,399,714	463,737,898	580,569,381
Net change in unrealized appreciation/depreciation	257,961,916	89,593,709	1,080,002,125	26,436,435

Net increase in net assets resulting from operations	703,258,952	501,943,711	1,673,783,216	737,228,814

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(84,251,081)	(90,912,333)	(130,084,367)	(130,307,619)

Total distributions to shareholders	(84,251,081)	(90,912,333)	(130,084,367)	(130,307,619)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,749,606,804	2,851,378,951	2,791,395,044	766,289,658
Cost of shares redeemed	(2,388,209,965)	(2,868,387,561)	(1,336,940,574)	(1,651,290,479)

Net increase (decrease) in net assets from capital share transactions	(638,603,161)	(17,008,610)	1,454,454,470	(885,000,821)

INCREASE (DECREASE) IN NET ASSETS	(19,595,290)	394,022,768	2,998,153,319	(278,079,626)

NET ASSETS
Beginning of year	4,032,810,745	3,638,787,977	6,889,083,823	7,167,163,449

End of year	$4,013,215,455	$4,032,810,745	$9,887,237,142	$6,889,083,823

Undistributed net investment income included in net assets at end of year	$1,151,771	$833,531	$439,136	$480,310

SHARES ISSUED AND REDEEMED
Shares sold	22,400,000	44,950,000	29,450,000	10,200,000
Shares redeemed	(31,150,000)	(44,500,000)	(13,900,000)	(21,700,000)

Net increase (decrease) in shares outstanding	(8,750,000)	450,000	15,550,000	(11,500,000)

See notes to financial statements.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$141,274,472	$113,710,128	$39,807,966	$29,569,732
Net realized gain	518,589,442	202,680,139	531,343,707	203,517,340
Net change in unrealized appreciation/depreciation	485,283,290	437,242,764	217,268,064	233,428,841

Net increase in net assets resulting from operations	1,145,147,204	753,633,031	788,419,737	466,515,913

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(141,219,286)	(113,409,446)	(43,029,249)	(31,893,437)

Total distributions to shareholders	(141,219,286)	(113,409,446)	(43,029,249)	(31,893,437)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,808,626,323	1,071,796,461	1,775,006,753	1,027,044,014
Cost of shares redeemed	(1,756,314,143)	(611,749,949)	(1,528,104,788)	(849,210,708)

Net increase in net assets from capital share transactions	52,312,180	460,046,512	246,901,965	177,833,306

INCREASE IN NET ASSETS	1,056,240,098	1,100,270,097	992,292,453	612,455,782

NET ASSETS
Beginning of year	5,602,665,050	4,502,394,953	3,677,399,836	3,064,944,054

End of year	$6,658,905,148	$5,602,665,050	$4,669,692,289	$3,677,399,836

Undistributed net investment income included in net assets at end of year	$912,901	$857,715	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	22,100,000	15,950,000	12,300,000	8,900,000
Shares redeemed	(21,300,000)	(9,400,000)	(10,500,000)	(7,450,000)

Net increase in shares outstanding	800,000	6,550,000	1,800,000	1,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,048,453	$44,055,718	$18,590,725	$21,359,454
Net realized gain	342,532,063	149,642,349	458,868,821	67,935,173
Net change in unrealized appreciation/depreciation	259,072,915	254,840,271	99,197,835	145,191,528

Net increase in net assets resulting from operations	655,653,431	448,538,338	576,657,381	234,486,155

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(54,392,613)	(45,054,348)	(19,347,211)	(21,877,564)

Total distributions to shareholders	(54,392,613)	(45,054,348)	(19,347,211)	(21,877,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,175,340,797	611,027,860	1,377,598,929	218,987,349
Cost of shares redeemed	(945,714,714)	(347,084,304)	(919,372,978)	(235,784,559)

Net increase (decrease) in net assets from capital share transactions	229,626,083	263,943,556	458,225,951	(16,797,210)

INCREASE IN NET ASSETS	830,886,901	667,427,546	1,015,536,121	195,811,381

NET ASSETS
Beginning of year	2,889,589,405	2,222,161,859	1,855,600,707	1,659,789,326

End of year	$3,720,476,306	$2,889,589,405	$2,871,136,828	$1,855,600,707

SHARES ISSUED AND REDEEMED
Shares sold	10,550,000	6,650,000	12,450,000	2,550,000
Shares redeemed	(8,300,000)	(4,000,000)	(8,050,000)	(2,900,000)

Net increase (decrease) in shares outstanding	2,250,000	2,650,000	4,400,000	(350,000)

See notes to financial statements.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,462,721	$35,009,293
Net realized gain	382,444,942	169,162,709
Net change in unrealized appreciation/depreciation	248,671,983	58,902,066

Net increase in net assets resulting from operations	668,579,646	263,074,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,911,498)	(36,550,739)

Total distributions to shareholders	(38,911,498)	(36,550,739)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,222,738,650	473,632,886
Cost of shares redeemed	(859,156,336)	(764,895,445)

Net increase (decrease) in net assets from capital share transactions	363,582,314	(291,262,559)

INCREASE (DECREASE) IN NET ASSETS	993,250,462	(64,739,230)

NET ASSETS
Beginning of year	2,205,080,263	2,269,819,493

End of year	$3,198,330,725	$2,205,080,263

SHARES ISSUED AND REDEEMED
Shares sold	11,600,000	5,850,000
Shares redeemed	(7,900,000)	(10,250,000)

Net increase (decrease) in shares outstanding	3,700,000	(4,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$70.50	$64.12	$59.34	$53.58	$37.80

Income from investment operations:
Net investment income[a]	1.62	1.46	1.22	1.10	1.03
Net realized and unrealized gain[b]	12.36	6.38	4.78	5.76	15.80

Total from investment operations	13.98	7.84	6.00	6.86	16.83

Less distributions from:
Net investment income	(1.65)	(1.46)	(1.22)	(1.10)	(1.05)

Total distributions	(1.65)	(1.46)	(1.22)	(1.10)	(1.05)

Net asset value, end of year	$82.83	$70.50	$64.12	$59.34	$53.58

Total return	20.01%	12.41%	10.36%	13.04%	44.82%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,013,215	$4,032,811	$3,638,788	$3,035,008	$2,619,922
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.11%	2.25%	2.11%	2.05%	2.18%
Portfolio turnover rate[c]	4%	5%	7%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$82.45	$75.40	$68.67	$59.93	$41.91

Income from investment operations:
Net investment income[a]	1.45	1.41	1.13	0.93	0.81
Net realized and unrealized gain[b]	17.30	7.08	6.72	8.76	18.03

Total from investment operations	18.75	8.49	7.85	9.69	18.84

Less distributions from:
Net investment income	(1.43)	(1.44)	(1.12)	(0.95)	(0.82)

Total distributions	(1.43)	(1.44)	(1.12)	(0.95)	(0.82)

Net asset value, end of year	$99.77	$82.45	$75.40	$68.67	$59.93

Total return	22.87%	11.41%	11.62%	16.33%	45.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,887,237	$6,889,084	$7,167,163	$6,180,499	$5,624,841
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.57%	1.85%	1.66%	1.51%	1.53%
Portfolio turnover rate[c]	25%	28%	23%	22%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$73.87	$64.97	$63.30	$56.48	$37.45

Income from investment operations:
Net investment income[a]	1.83	1.63	1.37	1.27	1.24
Net realized and unrealized gain[b]	13.00	8.86	1.68	6.82	19.00

Total from investment operations	14.83	10.49	3.05	8.09	20.24

Less distributions from:
Net investment income	(1.83)	(1.59)	(1.38)	(1.27)	(1.21)

Total distributions	(1.83)	(1.59)	(1.38)	(1.27)	(1.21)

Net asset value, end of year	$86.87	$73.87	$64.97	$63.30	$56.48

Total return	20.27%	16.43%	5.08%	14.59%	54.46%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,658,905	$5,602,665	$4,502,395	$4,567,292	$3,992,928
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.28%	2.47%	2.30%	2.24%	2.52%
Portfolio turnover rate[c]	26%	35%	22%	23%	40%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$128.13	$112.48	$110.32	$84.92	$52.68

Income from investment operations:
Net investment income[a]	1.34	1.08	0.61	0.52	0.50
Net realized and unrealized gain[b]	25.07	15.73	2.26	25.48	32.25

Total from investment operations	26.41	16.81	2.87	26.00	32.75

Less distributions from:
Net investment income	(1.44)	(1.16)	(0.71)	(0.60)	(0.51)

Total distributions	(1.44)	(1.16)	(0.71)	(0.60)	(0.51)

Net asset value, end of year	$153.10	$128.13	$112.48	$110.32	$84.92

Total return	20.72%	15.08%	2.65%	30.74%	62.33%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,669,692	$3,677,400	$3,064,944	$3,348,170	$2,606,968
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.95%	0.95%	0.58%	0.57%	0.71%
Portfolio turnover rate[c]	41%	46%	35%	41%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$100.86	$85.47	$86.21	$71.49	$44.22

Income from investment operations:
Net investment income[a]	1.77	1.70	1.31	1.17	1.23
Net realized and unrealized gain (loss)[b]	19.56	15.42	(0.67)	14.81	27.33

Total from investment operations	21.33	17.12	0.64	15.98	28.56

Less distributions from:
Net investment income	(1.79)	(1.73)	(1.38)	(1.26)	(1.29)

Total distributions	(1.79)	(1.73)	(1.38)	(1.26)	(1.29)

Net asset value, end of year	$120.40	$100.86	$85.47	$86.21	$71.49

Total return	21.31%	20.35%	0.93%	22.62%	65.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,720,476	$2,889,589	$2,222,162	$2,413,774	$2,058,777
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.62%	1.96%	1.65%	1.58%	2.04%
Portfolio turnover rate[c]	34%	38%	33%	22%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$93.95	$82.58	$79.01	$61.33	$38.20

Income from investment operations:
Net investment income[a]	0.82	1.08	0.59	0.58	0.28
Net realized and unrealized gain[b]	24.94	11.41	3.61	17.72	23.15

Total from investment operations	25.76	12.49	4.20	18.30	23.43

Less distributions from:
Net investment income	(0.82)	(1.12)	(0.63)	(0.62)	(0.30)

Total distributions	(0.82)	(1.12)	(0.63)	(0.62)	(0.30)

Net asset value, end of year	$118.89	$93.95	$82.58	$79.01	$61.33

Total return	27.49%	15.29%	5.38%	29.98%	61.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,871,137	$1,855,601	$1,659,789	$2,137,127	$1,573,044
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.75%	1.30%	0.78%	0.87%	0.55%
Portfolio turnover rate[c]	52%	47%	43%	46%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$90.00	$78.54	$76.20	$64.11	$39.19

Income from investment operations:
Net investment income[a]	1.40	1.44	1.00	0.78	0.77
Net realized and unrealized gain[b]	23.45	11.58	2.30	12.17	24.97

Total from investment operations	24.85	13.02	3.30	12.95	25.74

Less distributions from:
Net investment income	(1.43)	(1.56)	(0.96)	(0.86)	(0.82)

Total distributions	(1.43)	(1.56)	(0.96)	(0.86)	(0.82)

Net asset value, end of year	$113.42	$90.00	$78.54	$76.20	$64.11

Total return	27.75%	16.86%	4.51%	20.37%	66.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,198,331	$2,205,080	$2,269,819	$1,893,528	$1,875,217
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.36%	1.83%	1.40%	1.18%	1.42%
Portfolio turnover rate[c]	38%	44%	30%	31%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
S&P 100	iShares S&P 100 Index Fund	Diversified
S&P 500 Growth	iShares S&P 500 Growth Index Fund	Diversified
S&P 500 Value	iShares S&P 500 Value Index Fund	Diversified
S&P Mid-Cap 400 Growth	iShares S&P MidCap 400 Growth Index Fund	Diversified
S&P Mid-Cap 400 Value	iShares S&P MidCap 400 Value Index Fund	Diversified
S&P Small-Cap 600 Growth	iShares S&P SmallCap 600 Growth Index Fund	Diversified
S&P Small-Cap 600 Value	iShares S&P SmallCap 600 Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 100
Assets:
Common Stocks	$4,005,115,408	$—	$—	$4,005,115,408
Money Market Funds	23,323,916	—	—	23,323,916

	$4,028,439,324	$—	$—	$4,028,439,324

S&P 500 Growth
Assets:
Common Stocks	$9,870,799,418	$—	$—	$9,870,799,418
Money Market Funds	217,131,750	—	—	217,131,750

	$10,087,931,168	$—	$—	$10,087,931,168

S&P 500 Value
Assets:
Common Stocks	$6,642,548,378	$—	$—	$6,642,548,378
Money Market Funds	74,717,998	—	—	74,717,998

	$6,717,266,376	$—	$—	$6,717,266,376

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$4,665,099,992	$—	$—	$4,665,099,992
Money Market Funds	487,986,243	—	—	487,986,243

	$5,153,086,235	$—	$—	$5,153,086,235

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$3,715,524,221	$—	$—	$3,715,524,221
Money Market Funds	301,432,214	—	—	301,432,214

	$4,016,956,435	$—	$—	$4,016,956,435

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Small-Cap 600 Growth
Assets:
Common Stocks	$2,854,026,726	$13,551,930	$—	$2,867,578,656
Money Market Funds	398,217,110	—	—	398,217,110

	$3,252,243,836	$13,551,930	$—	$3,265,795,766

S&P Small-Cap 600 Value
Assets:
Common Stocks	$3,193,007,050	$—	$1,774	$3,193,008,824
Money Market Funds	440,731,637	—	—	440,731,637

	$3,633,738,687	$—	$1,774	$3,633,740,461

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of March 31, 2014, the Funds had securities on loan and held related collateral with market values as disclosed in the Funds’ statements of assets and liabilities and schedules of investments, respectively, as follows:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P 100	$20,357,430	$20,196,910	$(160,520)
S&P 500 Growth	208,624,625	208,624,625	—
S&P 500 Value	66,366,541	66,366,541	—
S&P Mid-Cap 400 Growth	480,610,748	480,610,748	—
S&P Mid-Cap 400 Value	293,327,550	293,327,550	—
S&P Small-Cap 600 Growth	392,273,419	392,273,419	—
S&P Small-Cap 600 Value	433,218,398	433,218,398	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Funds’ statements of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

Effective July 1, 2013, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on the Fund’s average daily net assets.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Mid-Cap 400 Value	0.25
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
S&P 100	$34,233
S&P 500 Growth	177,297
S&P 500 Value	147,991
S&P Mid-Cap 400 Growth	1,164,906
S&P Mid-Cap 400 Value	625,825
S&P Small-Cap 600 Growth	1,719,247
S&P Small-Cap 600 Value	889,935

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	72,565	78,615	(7,931)	143,249	$45,048,945	$665,590	$383,085

S&P 500 Value
BlackRock Inc.	41,037	12,634	(53,671)	—	$—	$210,081	$4,381,531
PNC Financial Services Group Inc. (The)	432,157	145,816	(136,902)	441,071	38,373,177	776,563	993,656

					$38,373,177	$986,644	$5,375,187

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$241,633,061	$252,430,458
S&P 500 Growth	2,093,478,319	2,099,249,684
S&P 500 Value	1,585,995,623	1,576,995,068
S&P Mid-Cap 400 Growth	1,721,075,737	1,713,874,067
S&P Mid-Cap 400 Value	1,148,689,345	1,124,280,955
S&P Small-Cap 600 Growth	1,294,739,014	1,279,470,416
S&P Small-Cap 600 Value	1,047,587,903	1,034,691,528

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$1,744,237,749	$2,372,294,303
S&P 500 Growth	2,784,935,312	1,327,932,731
S&P 500 Value	1,799,282,333	1,758,456,853
S&P Mid-Cap 400 Growth	1,754,260,059	1,513,919,965
S&P Mid-Cap 400 Value	1,149,752,534	942,714,328
S&P Small-Cap 600 Growth	1,352,101,306	910,406,551
S&P Small-Cap 600 Value	1,202,264,693	851,632,254

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$344,117,477	$—	$(344,117,477)
S&P 500 Growth	357,689,393	—	(357,689,393)
S&P 500 Value	511,792,896	—	(511,792,896)
S&P Mid-Cap 400 Growth	441,865,335	3,221,283	(445,086,618)
S&P Mid-Cap 400 Value	329,768,679	344,160	(330,112,839)
S&P Small-Cap 600 Growth	327,098,430	756,486	(327,854,916)
S&P Small-Cap 600 Value	339,377,347	1,448,777	(340,826,124)

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
S&P 100
Ordinary income	$84,251,081	$90,912,333

S&P 500 Growth
Ordinary income	$130,084,367	$130,307,619

S&P 500 Value
Ordinary income	$141,219,286	$113,409,446

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2014	2013
S&P Mid-Cap 400 Growth
Ordinary income	$43,029,249	$31,893,437

S&P Mid-Cap 400 Value
Ordinary income	$54,392,613	$45,054,348

S&P Small-Cap 600 Growth
Ordinary income	$19,347,211	$21,877,564

S&P Small-Cap 600 Value
Ordinary income	$38,911,498	$36,550,739

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$1,151,771	$(314,305,657)	$204,061,913	$—	$(109,091,973)
S&P 500 Growth	439,136	(1,091,636,278)	2,630,844,882	—	1,539,647,740
S&P 500 Value	912,901	(431,095,307)	981,443,610	(10,709,258)	540,551,946
S&P Mid-Cap 400 Growth	—	(375,050,665)	819,782,958	(2,925,151)	441,807,142
S&P Mid-Cap 400 Value	—	(154,946,829)	600,286,020	(5,701,010)	439,638,181
S&P Small-Cap 600 Growth	—	(127,430,666)	466,613,156	—	339,182,490
S&P Small-Cap 600 Value	—	(201,127,197)	394,689,313	—	193,562,116

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$66,532,377	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$314,305,657
S&P 500 Growth	121,931,123	—	—	112,834,240	486,334,136	370,536,779	1,091,636,278
S&P 500 Value	—	—	—	73,389,349	302,437,779	55,268,179	431,095,307
S&P Mid-Cap 400 Growth	23,032,817	—	—	47,934,457	304,083,391	—	375,050,665
S&P Mid-Cap 400 Value	—	—	—	—	141,739,746	13,207,083	154,946,829
S&P Small-Cap 600 Growth	—	—	—	—	116,771,683	10,658,983	127,430,666
S&P Small-Cap 600 Value	—	—	—	3,253,780	197,873,417	—	201,127,197

[a]	Must be utilized prior to losses subject to expiration.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2014, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
S&P 500 Growth	$78,098,631
S&P 500 Value	12,238,182
S&P Mid-Cap 400 Growth	41,483,635
S&P Mid-Cap 400 Value	25,806,493
S&P Small-Cap 600 Growth	130,395,114
S&P Small-Cap 600 Value	43,760,299

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$3,824,377,411	$442,463,926	$(238,402,013)	$204,061,913
S&P 500 Growth	7,457,086,286	2,717,505,396	(86,660,514)	2,630,844,882
S&P 500 Value	5,735,822,766	1,234,067,242	(252,623,632)	981,443,610
S&P Mid-Cap 400 Growth	4,333,303,277	916,907,724	(97,124,766)	819,782,958
S&P Mid-Cap 400 Value	3,416,670,415	719,021,106	(118,735,086)	600,286,020
S&P Small-Cap 600 Growth	2,799,182,610	531,897,686	(65,284,530)	466,613,156
S&P Small-Cap 600 Value	3,239,051,148	527,002,654	(132,313,341)	394,689,313

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
S&P 100	100.00%
S&P 500 Growth	100.00
S&P 500 Value	100.00
S&P Mid-Cap 400 Growth	77.86
S&P Mid-Cap 400 Value	86.29
S&P Small-Cap 600 Growth	79.98
S&P Small-Cap 600 Value	89.56

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
S&P 100	$84,251,081
S&P 500 Growth	130,084,367
S&P 500 Value	141,219,286
S&P Mid-Cap 400 Growth	37,726,465
S&P Mid-Cap 400 Value	48,493,151
S&P Small-Cap 600 Growth	15,650,612
S&P Small-Cap 600 Value	35,913,825

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	77

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$1.652081	$—	$0.001820	$1.653901	100%	—%	0%[a]		100%
S&P 500 Growth	1.420613	—	0.007412	1.428025	99	—	1		100
S&P 500 Value	1.827225	—	0.006969	1.834194	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	1.385710	—	0.056999	1.442709	96	—	4		100
S&P Mid-Cap 400 Value	1.732839	—	0.053017	1.785856	97	—	3		100
S&P Small-Cap 600 Growth	0.796270	—	0.025704	0.821974	97	—	3		100
S&P Small-Cap 600 Value	1.391777	—	0.042558	1.434335	97	—	3		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P 500 Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,317	99.84%
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0%	1	0.08

	1,319	100.00%

iShares S&P 500 Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,315	99.69

	1,319	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,313	99.54
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,310	99.30
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	1	0.08

	1,319	100.00%

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-31-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. equities experienced a strong rally during the 12-month period ended March 31, 2014 (the “reporting period”), as several major market indices hit new all time highs. Early in the reporting period, the combination of slow economic growth and uncertainty about the U.S. Federal Reserve Bank’s (the “Fed’s”) monetary policy contributed to substantial volatility. Clarification of the Fed’s monetary support and improving economic growth led to a sustained rally in U.S. equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China, the Fed’s less accommodative monetary policy and political tension in Ukraine raised concerns for investors.

The Fed’s monetary policy continued to be a driving force in the U.S. equity market’s performance. The U.S. economy grew at a modest 2.5% annual rate during the first quarter of the reporting period, rebounding from very slow growth in the prior six months. In May 2013, the Fed responded to the improving growth by announcing that it was considering slowing the pace of bond purchases, a key element of its stimulus program. The announcement caused strong volatility through global markets, as investors sold higher-risk investments, as well as lower-risk U.S. Treasuries.

In July and September 2013, the Fed clarified its intention to maintain the policy of monthly purchases of $85 billion in U.S. Treasury and mortgage bonds. U.S. economic growth also improved, increasing at a 4.1% and a 2.6% annualized pace in the third and fourth quarter of 2013, respectively. The Fed’s commitment to economic stimulus and better economic growth calmed markets, leading to a strong rally in global markets that lasted for several months. In January 2014, the Fed finally made the highly anticipated policy shift, reducing its bond purchases by $10 billion per month. Subsequently, equities declined, as the Fed’s policy shift coincided with slower manufacturing and industrial production growth in the U.S. and China. In March 2014, the Fed provided some reassurance to markets when it eliminated the 6.5% unemployment target in favor of a broader definition of economic stability while maintaining the 2% inflation target.

U.S. economic data continued to demonstrate a slow, but relatively steady economic recovery for the reporting period. The inflation rate fluctuated between 1 and 2% during the reporting period, reflecting the moderate pace of economic growth. During the reporting period, the unemployment rate declined by 1% to 6.7% in March 2014. The U.S. corporate sector was the strongest segment of the economy, as profit growth remained relatively robust. Credit conditions also eased, as balance sheets of companies improved and consumers gained increased access to low-cost borrowing. Housing prices rose, lifted by low mortgage rates and job growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE S&P 500 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.79%	21.92%	21.86%	21.79%	21.92%	21.86%
5 Years	21.06%	21.15%	21.16%	160.06%	160.99%	161.07%
10 Years	7.36%	7.36%	7.42%	103.37%	103.37%	104.52%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.80	$0.37	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.79%, net of fees, while the total return for the Index was 21.86%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility.

In terms of sector returns, all of the ten major sectors contributed positively to Index returns. Within the Index, growth-oriented sectors outpaced the performance of value-oriented sectors overall, although some traditionally value-oriented sectors performed well. The growth-oriented information technology sector, which represented an average of 18% of the Index, was the largest sector contributor for the reporting period. The value-oriented financial and health care sectors both contributed meaningfully to Index returns. Consumer-based sectors delivered positive performance for the reporting period. The consumer discretionary sector, a growth-oriented sector, outpaced the returns of the typically value-oriented consumer staples sector. Growth-oriented industrials stocks also contributed positively, reflecting the improving economic environment during the reporting period. The telecommunications services sector experienced the lowest absolute returns of all major sectors in the Index. Because it represented less than 3% of the Index on average, its contribution to Index results was slight.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	18.64%
Financials	16.44
Health Care	13.37
Consumer Discretionary	12.05
Industrials	10.65
Energy	10.15
Consumer Staples	9.66
Materials	3.52
Utilities	3.07
Telecommunication Services	2.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	2.87%
Exxon Mobil Corp.	2.53
Google Inc. Class A	1.88
Microsoft Corp.	1.85
Johnson & Johnson	1.66
General Electric Co.	1.55
Wells Fargo & Co.	1.43
J.P. Morgan Chase & Co.	1.38
Chevron Corp.	1.36
Berkshire Hathaway Inc. Class B	1.35

TOTAL	17.86%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE S&P MID-CAP ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.16%	21.24%	21.24%	21.16%	21.24%	21.24%
5 Years	24.68%	24.73%	24.86%	201.31%	201.91%	203.48%
10 Years	10.02%	10.03%	10.14%	159.77%	160.09%	162.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.80	$0.74	$1,000.00	$1,024.20	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P MID-CAP ETF

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.16%, net of fees, while the total return for the Index was 21.24%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility.

In terms of sector returns, all of the ten major sectors contributed positively to Index returns. Within the Index, value-oriented sectors outpaced the performance of growth-oriented sectors overall, although some traditionally growth-oriented sectors performed well. The value-oriented financials sector, the largest sector in the Index at an average of 23% of the Index, contributed meaningfully to Index returns. Its contribution to Index results was matched by the industrials sector, which benefited from improving economic conditions during the reporting period. Consumer-based sectors delivered positive results, as consumer spending improved during the reporting period. The consumer discretionary sector, a growth-oriented sector, outpaced the returns of the typically value-oriented consumer staples sector. The growth-oriented information technology sector, which represented an average of 16% of the Index, was a meaningful sector contributor for the reporting period. The telecommunications services sector experienced sound absolute returns. Because it represented less than 1% of the Index on average, though, its contribution to Index results was slight.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	23.07%
Industrials	16.70
Information Technology	15.79
Consumer Discretionary	13.47
Health Care	9.45
Materials	7.21
Energy	5.93
Utilities	4.68
Consumer Staples	3.25
Telecommunication Services	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Affiliated Managers Group Inc.	0.68%
Cimarex Energy Co.	0.66
Henry Schein Inc.	0.65
Trimble Navigation Ltd.	0.64
SL Green Realty Corp.	0.61
Church & Dwight Co. Inc.	0.60
HollyFrontier Corp.	0.60
Endo International PLC (Ireland)	0.60
Advance Auto Parts Inc.	0.59
Under Armour Inc. Class A	0.59

TOTAL	6.22%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.84%	27.86%	27.81%	27.84%	27.86%	27.81%
5 Years	26.12%	26.21%	26.21%	219.03%	220.26%	220.28%
10 Years	10.01%	10.01%	10.11%	159.53%	159.56%	161.98%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.60	$0.74	$1,000.00	$1,024.20	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 27.84%, net of fees, while the total return for the Index was 27.81%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Small-capitalization stocks, as represented by the Index, outpaced the performance of both large-capitalization and mid-capitalization stocks during the reporting period.

In terms of sector returns, all of the ten major sectors contributed positively to Index returns. Within the Index, value-oriented sectors outpaced the performance of growth-oriented sectors overall, although some traditionally growth-oriented sectors performed well. The growth-oriented information technology sector, which represented an average of 19% of the Index, was the largest sector contributor for the reporting period. Consumer-based sectors delivered positive results, as consumer spending improved during the reporting period. The consumer discretionary sector, a growth-oriented sector, outpaced the returns of the typically value-oriented consumer staples sector. The value-oriented health care sector contributed significantly, as did the value-oriented financials sector, the largest sector in the Index at an average of 21% of the Index. The industrials sector contributed meaningfully, benefiting from improving economic conditions during the reporting period. The telecommunications services sector experienced sound absolute returns. Because it represented less than 1% of the Index on average, though, its contribution to Index results was slight.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	21.23%
Information Technology	19.14
Industrials	15.10
Consumer Discretionary	15.06
Health Care	10.34
Materials	6.76
Energy	4.62
Consumer Staples	3.62
Utilities	3.60
Telecommunication Services	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

FEI Co.	0.63%
Teledyne Technologies Inc.	0.53
Questcor Pharmaceuticals Inc.	0.53
Centene Corp.	0.52
Toro Co. (The)	0.52
PolyOne Corp.	0.50
Tanger Factory Outlet Centers Inc.	0.49
ARRIS Group Inc.	0.48
Darling International Inc.	0.48
EnerSys Inc.	0.47

TOTAL	5.15%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.93%	21.99%	22.02%	21.93%	21.99%	22.02%
5 Years	21.43%	21.53%	21.64%	164.01%	165.06%	166.26%
10 Years	7.57%	7.57%	7.74%	107.47%	107.49%	110.79%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.30	$0.37	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Composite 1500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.93%, net of fees, while the total return for the Index was 22.02%.

The Index demonstrated strength during the reporting period, achieving solid gains. Generally improving economic conditions supported market strength, despite ongoing volatility. Within the Index, small-capitalization stocks outpaced both large- and mid-capitalization stocks.

In terms of sector returns, all of the ten major sectors contributed positively to Index returns. Within the Index, performance was mixed between growth-oriented and value-oriented sectors. The growth-oriented information technology sector, which represented an average of 18% of the Index, was the largest sector contributor for the reporting period. The value-oriented financials and health care sectors both contributed meaningfully to Index returns. Consumer-based sectors delivered positive results, as consumer spending improved during the reporting period. The consumer discretionary sector, a growth-oriented sector, outpaced the returns of the typically value-oriented consumer staples sector. Growth-oriented industrials stocks also contributed, reflecting the improving economic environment during the reporting period. The telecommunications services sector experienced the lowest absolute returns of all major sectors in the Index. Because it represented less than 3% of the Index on average, its contribution to Index results was slight.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	18.42%
Financials	17.15
Health Care	12.94
Consumer Discretionary	12.29
Industrials	11.32
Energy	9.59
Consumer Staples	8.92
Materials	3.95
Utilities	3.21
Telecommunication Services	2.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	2.52%
Exxon Mobil Corp.	2.23
Google Inc. Class A	1.66
Microsoft Corp.	1.63
Johnson & Johnson	1.47
General Electric Co.	1.37
Wells Fargo & Co.	1.26
J.P. Morgan Chase & Co.	1.21
Chevron Corp.	1.20
Berkshire Hathaway Inc. Class B	1.19

TOTAL	15.74%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,221,764	$278,809,164	0.51%
United Technologies Corp.	2,735,314	319,594,088	0.59
Other securities[a]		905,576,910	1.67

		1,503,980,162	2.77
AIR FREIGHT & LOGISTICS
Other securities[a]		395,752,537	0.73

		395,752,537	0.73
AIRLINES
Other securities[a]		149,451,995	0.27

		149,451,995	0.27
AUTO COMPONENTS
Other securities[a]		230,096,645	0.42

		230,096,645	0.42
AUTOMOBILES
Other securities[a]		393,248,701	0.72

		393,248,701	0.72
BEVERAGES
Coca-Cola Co. (The)	12,308,961	475,864,432	0.88
PepsiCo Inc.	4,945,823	412,976,221	0.76
Other securities[a]		270,725,130	0.49

		1,159,565,783	2.13
BIOTECHNOLOGY
Amgen Inc.	2,452,653	302,510,221	0.56
Gilead Sciences Inc.[b,c]	4,997,123	354,096,136	0.65
Other securities[a]		647,769,147	1.19

		1,304,375,504	2.40
BUILDING PRODUCTS
Other securities[a]		40,865,376	0.08

		40,865,376	0.08
CAPITAL MARKETS
BlackRock Inc.[d]	408,157	128,357,213	0.24
Other securities[a]		1,044,757,390	1.92

		1,173,114,603	2.16
CHEMICALS
Other securities[a]		1,418,554,035	2.61

		1,418,554,035	2.61

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	34,330,997	$590,493,148	1.09%
Citigroup Inc.	9,864,091	469,530,732	0.86
J.P. Morgan Chase & Co.	12,301,608	746,830,622	1.37
PNC Financial Services Group Inc. (The)[d]	1,734,928	150,938,736	0.28
U.S. Bancorp	5,920,616	253,757,602	0.47
Wells Fargo & Co.	15,554,873	773,699,383	1.42
Other securities[a]		445,508,238	0.82

		3,430,758,461	6.31
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		253,588,667	0.47

		253,588,667	0.47
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	16,734,129	375,011,831	0.69
QUALCOMM Inc.	5,493,511	433,218,278	0.80
Other securities[a]		140,623,443	0.26

		948,853,552	1.75
COMPUTERS & PERIPHERALS
Apple Inc.	2,897,626	1,555,271,779	2.86
Other securities[a]		601,480,944	1.11

		2,156,752,723	3.97
CONSTRUCTION & ENGINEERING
Other securities[a]		93,787,111	0.17

		93,787,111	0.17
CONSTRUCTION MATERIALS
Other securities[a]		28,180,980	0.05

		28,180,980	0.05
CONSUMER FINANCE
American Express Co.	2,968,572	267,260,537	0.49
Other securities[a]		266,693,158	0.49

		533,953,695	0.98
CONTAINERS & PACKAGING
Other securities[a]		114,169,041	0.21

		114,169,041	0.21
DISTRIBUTORS
Other securities[a]		43,371,587	0.08

		43,371,587	0.08

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Other securities[a]		$36,854,706	0.07%

		36,854,706	0.07
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	5,847,974	730,821,311	1.34
Other securities[a]		307,946,674	0.57

		1,038,767,985	1.91
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	16,914,609	593,195,338	1.09
Verizon Communications Inc.	13,452,614	639,940,848	1.18
Other securities[a]		96,205,043	0.17

		1,329,341,229	2.44
ELECTRIC UTILITIES
Other securities[a]		944,005,946	1.74

		944,005,946	1.74
ELECTRICAL EQUIPMENT
Other securities[a]		408,861,069	0.75

		408,861,069	0.75
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		248,943,018	0.46

		248,943,018	0.46
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,246,924	414,075,090	0.76
Other securities[a]		642,870,049	1.18

		1,056,945,139	1.94
FOOD & STAPLES RETAILING
CVS Caremark Corp.	3,841,204	287,552,531	0.53
Wal-Mart Stores Inc.	5,255,756	401,697,431	0.74
Other securities[a]		577,851,529	1.06

		1,267,101,491	2.33
FOOD PRODUCTS
Other securities[a]		891,177,027	1.64

		891,177,027	1.64
GAS UTILITIES
Other securities[a]		18,875,304	0.03

		18,875,304	0.03
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		1,146,802,948	2.11

		1,146,802,948	2.11

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	3,213,443	$263,470,192	0.48%
Other securities[a]		877,233,997	1.62

		1,140,704,189	2.10
HEALTH CARE TECHNOLOGY
Other securities[a]		54,051,188	0.10

		54,051,188	0.10
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,215,640	315,229,189	0.58
Other securities[a]		611,527,110	1.12

		926,756,299	1.70
HOUSEHOLD DURABLES
Other securities[a]		215,875,768	0.40

		215,875,768	0.40
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	8,808,103	709,933,102	1.31
Other securities[a]		356,998,121	0.65

		1,066,931,223	1.96
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		64,159,681	0.12

		64,159,681	0.12
INDUSTRIAL CONGLOMERATES
3M Co.	2,045,158	277,446,134	0.51
General Electric Co.	32,592,958	843,831,683	1.55
Other securities[a]		146,357,250	0.27

		1,267,635,067	2.33
INSURANCE
Other securities[a]		1,550,404,157	2.85

		1,550,404,157	2.85
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	1,208,470	406,674,324	0.75
Other securities[a]		326,978,977	0.60

		733,653,301	1.35
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	5,549,574	334,306,338	0.61
Google Inc. Class Ab	917,026	1,022,034,647	1.88
Other securities[a]		374,314,514	0.69

		1,730,655,499	3.18

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
International Business Machines Corp.	3,179,850	$612,089,326	1.13%
MasterCard Inc. Class A	3,314,949	247,626,690	0.46
Visa Inc. Class A	1,646,676	355,451,481	0.65
Other securities[a]		715,537,019	1.31

		1,930,704,516	3.55
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		65,377,593	0.12

		65,377,593	0.12
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		260,080,195	0.48

		260,080,195	0.48
MACHINERY
Other securities[a]		952,028,023	1.75

		952,028,023	1.75
MEDIA
Comcast Corp. Class A	8,467,480	423,543,350	0.78
Walt Disney Co. (The)	5,293,234	423,829,246	0.78
Other securities[a]		1,084,357,444	1.99

		1,931,730,040	3.55
METALS & MINING
Other securities[a]		283,270,127	0.52

		283,270,127	0.52
MULTI-UTILITIES
Other securities[a]		637,892,705	1.17

		637,892,705	1.17
MULTILINE RETAIL
Other securities[a]		367,750,222	0.68

		367,750,222	0.68
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	6,201,879	737,465,432	1.36
ConocoPhillips	3,983,063	280,208,482	0.52
Exxon Mobil Corp.	14,037,693	1,371,201,852	2.52
Occidental Petroleum Corp.	2,581,797	246,019,436	0.45
Other securities[a]		1,813,894,514	3.33

		4,448,789,716	8.18
PAPER & FOREST PRODUCTS
Other securities[a]		65,402,536	0.12

		65,402,536	0.12

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$76,143,127	0.14%

		76,143,127	0.14
PHARMACEUTICALS
AbbVie Inc.	5,160,395	265,244,303	0.49
Bristol-Myers Squibb Co.	5,340,757	277,452,326	0.51
Johnson & Johnson	9,189,795	902,713,563	1.66
Merck & Co. Inc.	9,552,750	542,309,617	1.00
Pfizer Inc.	20,735,119	666,012,022	1.23
Other securities[a]		693,280,822	1.27

		3,347,012,653	6.16
PROFESSIONAL SERVICES
Other securities[a]		99,081,203	0.18

		99,081,203	0.18
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,136,373,983	2.09

		1,136,373,983	2.09
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		24,836,987	0.05

		24,836,987	0.05
ROAD & RAIL
Union Pacific Corp.	1,478,303	277,418,341	0.51
Other securities[a]		243,057,277	0.45

		520,475,618	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	16,151,703	416,875,455	0.77
Other securities[a]		725,747,887	1.33

		1,142,623,342	2.10
SOFTWARE
Microsoft Corp.	24,538,260	1,005,823,277	1.85
Oracle Corp.	11,249,680	460,224,409	0.85
Other securities[a]		484,521,905	0.89

		1,950,569,591	3.59
SPECIALTY RETAIL
Home Depot Inc. (The)	4,574,643	361,991,501	0.67
Other securities[a]		800,126,307	1.47

		1,162,117,808	2.14
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		430,607,742	0.79

		430,607,742	0.79

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$30,157,870	0.06%

		30,157,870	0.06
TOBACCO
Altria Group Inc.	6,473,884	242,317,478	0.45
Philip Morris International Inc.	5,149,572	421,595,460	0.78
Other securities[a]		117,681,960	0.21

		781,594,898	1.44
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		93,997,431	0.17

		93,997,431	0.17

TOTAL COMMON STOCKS
(Cost: $47,823,471,043)		54,249,541,318	99.78

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,153,680,132	1,153,680,132	2.12
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	60,107,414	60,107,414	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	46,249,208	46,249,208	0.09

		1,260,036,754	2.32

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,260,036,754)		1,260,036,754	2.32

TOTAL INVESTMENTS IN SECURITIES
(Cost: $49,083,507,797)		55,509,578,072	102.10
Other Assets, Less Liabilities		(1,143,526,133)	(2.10)

NET ASSETS		$54,366,051,939	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of March 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,138	E-mini S&P 500 (Jun. 2014)	Chicago Mercantile	$106,095,740	$503,452

See notes to financial statements.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
B/E Aerospace Inc.[a]	1,297,360	$112,597,874	0.55%
Other securities[b]		261,043,615	1.26

		373,641,489	1.81
AIR FREIGHT & LOGISTICS
Other securities[b]		12,799,445	0.06

		12,799,445	0.06
AIRLINES
Alaska Air Group Inc.	902,067	84,171,872	0.41
Other securities[b]		26,047,919	0.12

		110,219,791	0.53
AUTO COMPONENTS
Other securities[b]		60,354,001	0.29

		60,354,001	0.29
AUTOMOBILES
Other securities[b]		35,930,635	0.17

		35,930,635	0.17
BIOTECHNOLOGY
Other securities[b]		129,036,873	0.63

		129,036,873	0.63
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	2,175,615	91,549,879	0.44
Other securities[b]		100,001,213	0.49

		191,551,092	0.93
CAPITAL MARKETS
Affiliated Managers Group Inc.[a]	699,140	139,862,957	0.68
Raymond James Financial Inc.	1,626,237	90,955,435	0.44
Other securities[b]		283,650,734	1.37

		514,469,126	2.49
CHEMICALS
Ashland Inc.	950,273	94,533,158	0.46
Other securities[b]		508,572,011	2.46

		603,105,169	2.92
COMMERCIAL BANKS
Other securities[b]		954,562,416	4.63

		954,562,416	4.63

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		$359,271,058	1.74%

		359,271,058	1.74
COMMUNICATIONS EQUIPMENT
Other securities[b]		201,590,360	0.98

		201,590,360	0.98
COMPUTERS & PERIPHERALS
Other securities[b]		188,386,536	0.91

		188,386,536	0.91
CONSTRUCTION & ENGINEERING
Other securities[b]		194,492,928	0.94

		194,492,928	0.94
CONSTRUCTION MATERIALS
Other securities[b]		135,887,514	0.66

		135,887,514	0.66
CONTAINERS & PACKAGING
Packaging Corp. of America	1,289,706	90,756,611	0.44
Rock-Tenn Co. Class A	941,568	99,401,334	0.48
Other securities[b]		161,403,342	0.78

		351,561,287	1.70
DISTRIBUTORS
LKQ Corp.[a]	3,957,902	104,290,718	0.51

		104,290,718	0.51
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		185,951,913	0.90

		185,951,913	0.90
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		130,109,639	0.63

		130,109,639	0.63
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		57,680,889	0.28

		57,680,889	0.28
ELECTRIC UTILITIES
OGE Energy Corp.	2,608,426	95,885,740	0.46
Other securities[b]		252,788,160	1.23

		348,673,900	1.69
ELECTRICAL EQUIPMENT
Hubbell Inc. Class B	707,418	84,798,196	0.41
Other securities[b]		134,637,393	0.65

		219,435,589	1.06

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet Inc.	1,814,501	$84,428,732	0.41%
Trimble Navigation Ltd.[a,c]	3,412,258	132,634,469	0.64
Other securities[b]		331,714,926	1.61

		548,778,127	2.66
ENERGY EQUIPMENT & SERVICES
Oceaneering International Inc.	1,420,887	102,104,940	0.49
Other securities[b]		484,895,063	2.35

		587,000,003	2.84
FOOD & STAPLES RETAILING
Other securities[b]		64,014,698	0.31

		64,014,698	0.31
FOOD PRODUCTS
Other securities[b]		381,091,465	1.85

		381,091,465	1.85
GAS UTILITIES
Other securities[b]		314,314,942	1.52

		314,314,942	1.52
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	628,515	86,332,820	0.42
Other securities[b]		515,228,943	2.49

		601,561,763	2.91
HEALTH CARE PROVIDERS & SERVICES
Henry Schein Inc.[a,c]	1,121,996	133,932,663	0.65
Universal Health Services Inc. Class B	1,177,250	96,616,907	0.47
Other securities[b]		391,600,560	1.89

		622,150,130	3.01
HEALTH CARE TECHNOLOGY
Other securities[b]		59,752,799	0.29

		59,752,799	0.29
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		321,289,707	1.56

		321,289,707	1.56
HOUSEHOLD DURABLES
Jarden Corp.[a]	1,624,947	97,220,579	0.47

Security	Shares	Value	% of Net Assets

Other securities[b]		$267,507,928	1.30%

		364,728,507	1.77
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	1,801,618	124,437,755	0.60
Other securities[b]		82,728,897	0.40

		207,166,652	1.00
INDUSTRIAL CONGLOMERATES
Other securities[b]		66,456,136	0.32

		66,456,136	0.32
INSURANCE
Alleghany Corp.[a]	219,449	89,399,134	0.43
Arthur J. Gallagher & Co.	1,757,056	83,600,724	0.41
Everest Re Group Ltd.	622,146	95,219,445	0.46
Fidelity National Financial Inc. Class A	3,628,799	114,089,441	0.55
Other securities[b]		676,577,962	3.28

		1,058,886,706	5.13
INTERNET & CATALOG RETAIL
Other securities[b]		26,164,069	0.13

		26,164,069	0.13
INTERNET SOFTWARE & SERVICES
Equinix Inc.[a,c]	648,782	119,920,865	0.58
Other securities[b]		119,039,615	0.58

		238,960,480	1.16
IT SERVICES
Gartner Inc.[a,c]	1,210,558	84,061,148	0.41
Other securities[b]		509,312,945	2.47

		593,374,093	2.88
LEISURE EQUIPMENT & PRODUCTS
Polaris Industries Inc.	863,053	120,577,135	0.58
Other securities[b]		54,960,094	0.27

		175,537,229	0.85
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[a]	385,975	90,966,588	0.44
Other securities[b]		185,915,253	0.90

		276,881,841	1.34

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

MACHINERY
Wabtec Corp.	1,260,677	$97,702,467	0.47%
Other securities[b]		1,018,500,519	4.94

		1,116,202,986	5.41
MARINE
Other securities[b]		75,668,580	0.37

		75,668,580	0.37
MEDIA
Other securities[b]		251,552,578	1.22

		251,552,578	1.22
METALS & MINING
Other securities[b]		316,054,440	1.53

		316,054,440	1.53
MULTI-UTILITIES
MDU Resources Group Inc.	2,486,989	85,328,593	0.41
Other securities[b]		159,093,639	0.77

		244,422,232	1.18
MULTILINE RETAIL
Other securities[b]		63,448,687	0.31

		63,448,687	0.31
OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co.	1,142,628	136,098,421	0.66
HollyFrontier Corp.	2,612,884	124,321,021	0.60
Other securities[b]		375,566,778	1.82

		635,986,220	3.08
PAPER & FOREST PRODUCTS
Other securities[b]		79,371,457	0.38

		79,371,457	0.38
PHARMACEUTICALS
Endo International PLC[a]	1,805,518	123,948,811	0.60
Salix Pharmaceuticals Ltd.[a,c]	831,693	86,171,712	0.42
Other securities[b]		48,289,061	0.23

		258,409,584	1.25
PROFESSIONAL SERVICES
Towers Watson & Co. Class A	842,844	96,126,358	0.47
Other securities[b]		132,972,076	0.64

		229,098,434	1.11

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Essex Property Trust Inc.	506,860	$86,191,543	0.42%
Federal Realty Investment Trust	877,541	100,671,504	0.49
Realty Income Corp.[c]	2,882,163	117,765,180	0.57
SL Green Realty Corp.	1,241,615	124,931,301	0.61
UDR Inc.	3,302,093	85,293,062	0.41
Other securities[b]		1,348,965,454	6.53

		1,863,818,044	9.03
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		93,031,409	0.45

		93,031,409	0.45
ROAD & RAIL
J.B. Hunt Transport Services Inc.	1,201,055	86,379,876	0.42
Other securities[b]		198,733,305	0.96

		285,113,181	1.38
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[a,c]	1,597,427	90,350,471	0.44
Skyworks Solutions Inc.[a]	2,483,983	93,199,042	0.45
Other securities[b]		381,104,094	1.85

		564,653,607	2.74
SOFTWARE
ANSYS Inc.[a]	1,215,311	93,603,253	0.45
Other securities[b]		787,661,987	3.82

		881,265,240	4.27
SPECIALTY RETAIL
Advance Auto Parts Inc.	957,686	121,147,279	0.59
Foot Locker Inc.	1,927,100	90,535,158	0.44
Signet Jewelers Ltd.	1,053,417	111,514,724	0.54
Other securities[b]		493,302,540	2.39

		816,499,701	3.96
TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands Inc.	1,306,177	99,896,417	0.48
Under Armour Inc. Class Aa,c	1,056,210	121,083,914	0.59

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[b]		$150,985,946	0.73%

		371,966,277	1.80
THRIFTS & MORTGAGE FINANCE
New York Community
Bancorp Inc.[c]	5,803,802	93,267,098	0.45
Other securities[b]		46,828,187	0.23

		140,095,285	0.68
TOBACCO
Other securities[b]		17,009,339	0.08

		17,009,339	0.08
TRADING COMPANIES & DISTRIBUTORS
United Rentals Inc.[a,c]	1,224,158	116,221,560	0.56
Other securities[b]		130,339,790	0.64

		246,561,350	1.20
WATER UTILITIES
Other securities[b]		58,295,998	0.28

		58,295,998	0.28
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		34,114,176	0.17

		34,114,176	0.17

TOTAL COMMON STOCKS
(Cost: $17,462,155,323)		20,613,750,520	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,905,930,120	1,905,930,120	9.23
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	99,300,082	99,300,082	0.48
BlackRock Cash Funds: Treasury SL Agency Shares
0.00%[d,e]	18,094,924	18,094,924	0.09

		2,023,325,126	9.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,023,325,126)		2,023,325,126	9.80

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $19,485,480,449)	$22,637,075,646	109.67%
Other Assets, Less Liabilities	(1,996,021,087)	(9.67)

NET ASSETS	$20,641,054,559	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of March 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
164	E-mini S&P MidCap 400 (Jun. 2014)	Chicago Mercantile	$22,548,360	$159,658

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	992,890	$63,088,231	0.44%
Moog Inc. Class Aa	937,250	61,399,247	0.43
Teledyne Technologies Inc.[a]	777,148	75,639,815	0.53
Other securities[b]		172,774,341	1.22

		372,901,634	2.62
AIR FREIGHT & LOGISTICS
Other securities[b]		76,415,666	0.54

		76,415,666	0.54
AIRLINES
Other securities[b]		47,635,560	0.33

		47,635,560	0.33
AUTO COMPONENTS
Other securities[b]		90,618,927	0.64

		90,618,927	0.64
AUTOMOBILES
Other securities[b]		15,754,865	0.11

		15,754,865	0.11
BEVERAGES
Other securities[b]		44,797,582	0.31

		44,797,582	0.31
BIOTECHNOLOGY
Other securities[b]		98,368,753	0.69

		98,368,753	0.69
BUILDING PRODUCTS
Other securities[b]		135,302,132	0.95

		135,302,132	0.95
CAPITAL MARKETS
Financial Engines Inc.[c]	1,054,496	53,547,307	0.38
Stifel Financial Corp.[a,c]	1,253,797	62,388,939	0.44
Other securities[b]		139,468,640	0.97

		255,404,886	1.79
CHEMICALS
H.B. Fuller Co.	1,034,504	49,945,853	0.35
PolyOne Corp.	1,957,281	71,753,921	0.50
Other securities[b]		298,622,835	2.10

		420,322,609	2.95
COMMERCIAL BANKS
Texas Capital Bancshares Inc.[a,c]	883,957	57,404,168	0.40

Security	Shares	Value	% of Net Assets

UMB Financial Corp.	775,880	$50,199,436	0.35%
Other securities[b]		993,579,043	6.98

		1,101,182,647	7.73
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		277,773,877	1.95

		277,773,877	1.95
COMMUNICATIONS EQUIPMENT
ARRIS Group Inc.[a,c]	2,440,189	68,764,526	0.48
ViaSat Inc.[a,c]	875,302	60,430,850	0.42
Other securities[b]		116,637,942	0.82

		245,833,318	1.72
COMPUTERS & PERIPHERALS
Other securities[b]		81,876,138	0.57

		81,876,138	0.57
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,382,473	64,685,912	0.45
Other securities[b]		61,030,238	0.43

		125,716,150	0.88
CONSTRUCTION MATERIALS
Other securities[b]		59,838,147	0.42

		59,838,147	0.42
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[a,c]	1,030,927	59,649,436	0.42
Other securities[b]		111,947,237	0.78

		171,596,673	1.20
CONTAINERS & PACKAGING
Other securities[b]		10,943,291	0.08

		10,943,291	0.08
DISTRIBUTORS
Pool Corp.	929,995	57,027,293	0.40
Other securities[b]		5,582,097	0.04

		62,609,390	0.44
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		117,845,073	0.83

		117,845,073	0.83
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		67,762,994	0.48

		67,762,994	0.48
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		63,328,746	0.44

		63,328,746	0.44

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRIC UTILITIES
UNS Energy Corp.	860,377	$51,648,431	0.36%
Other securities[b]		114,113,881	0.80

		165,762,312	1.16
ELECTRICAL EQUIPMENT
EnerSys Inc.	974,125	67,497,121	0.47
Other securities[b]		119,571,174	0.84

		187,068,295	1.31
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.	551,858	56,024,624	0.39
Belden Inc.	898,091	62,507,134	0.44
Cognex Corp.[a]	1,704,562	57,716,469	0.40
FEI Co.	872,009	89,834,367	0.63
Other securities[b]		519,771,461	3.65

		785,854,055	5.51
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	749,400	56,594,688	0.40
Exterran Holdings Inc.[c]	1,212,465	53,202,964	0.37
Other securities[b]		239,525,523	1.68

		349,323,175	2.45
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	795,262	53,751,759	0.38
Other securities[b]		50,454,124	0.35

		104,205,883	0.73
FOOD PRODUCTS
Darling International Inc.[a]	3,391,815	67,904,136	0.48
TreeHouse Foods Inc.[a,c]	754,422	54,310,840	0.38
Other securities[b]		188,099,763	1.32

		310,314,739	2.18
GAS UTILITIES
Piedmont Natural Gas Co.	1,611,341	57,025,358	0.40
Southwest Gas Corp.	960,858	51,357,860	0.36
Other securities[b]		135,718,837	0.95

		244,102,055	1.71
HEALTH CARE EQUIPMENT & SUPPLIES
West Pharmaceutical Services Inc.	1,451,989	63,960,116	0.45
Other securities[b]		403,311,785	2.83

		467,271,901	3.28

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[a,c]	1,189,892	$74,070,777	0.52%
Other securities[b]		392,737,852	2.76

		466,808,629	3.28
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a,c]	1,051,169	57,120,523	0.40
Other securities[b]		61,984,900	0.44

		119,105,423	0.84
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[a,c]	388,299	57,817,721	0.41
Jack in the Box Inc.[a]	865,769	51,028,425	0.36
Other securities[b]		361,369,072	2.53

		470,215,218	3.30
HOUSEHOLD DURABLES
Other securities[b]		227,690,561	1.60

		227,690,561	1.60
HOUSEHOLD PRODUCTS
Other securities[b]		30,256,518	0.21

		30,256,518	0.21
INSURANCE
ProAssurance Corp.	1,249,892	55,657,691	0.39
Other securities[b]		228,097,636	1.60

		283,755,327	1.99
INTERNET & CATALOG RETAIL
Other securities[b]		36,273,630	0.25

		36,273,630	0.25
INTERNET SOFTWARE & SERVICES
Other securities[b]		301,468,326	2.12

		301,468,326	2.12
IT SERVICES
MAXIMUS Inc.	1,401,822	62,885,735	0.44
Other securities[b]		224,693,285	1.58

		287,579,020	2.02
LEISURE EQUIPMENT & PRODUCTS
Other securities[b]		55,939,778	0.39

		55,939,778	0.39
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,c]	1,169,088	63,235,970	0.44
Other securities[b]		36,585,959	0.26

		99,821,929	0.70

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

MACHINERY
Actuant Corp. Class Ac	1,503,887	$51,357,741	0.36%
Toro Co. (The)	1,164,870	73,608,135	0.52
Other securities[b]		373,639,932	2.62

		498,605,808	3.50
MARINE
Other securities[b]		21,924,992	0.15

		21,924,992	0.15
MEDIA
Live Nation Entertainment Inc.[a]	2,934,174	63,818,284	0.45
Other securities[b]		42,721,808	0.30

		106,540,092	0.75
METALS & MINING
Other securities[b]		280,950,655	1.97

		280,950,655	1.97
MULTI-UTILITIES
Other securities[b]		76,117,358	0.53

		76,117,358	0.53
MULTILINE RETAIL
Other securities[b]		23,678,480	0.17

		23,678,480	0.17
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		308,290,168	2.16

		308,290,168	2.16
PAPER & FOREST PRODUCTS
Other securities[b]		190,316,484	1.34

		190,316,484	1.34
PERSONAL PRODUCTS
Other securities[b]		20,041,801	0.14

		20,041,801	0.14
PHARMACEUTICALS
Questcor Pharmaceuticals Inc.[c]	1,151,228	74,749,234	0.52
Other securities[b]		145,002,464	1.02

		219,751,698	1.54
PROFESSIONAL SERVICES
Other securities[b]		217,831,822	1.53

		217,831,822	1.53
REAL ESTATE INVESTMENT TRUSTS (REITS)
EPR Properties[c]	1,094,257	58,422,381	0.41
GEO Group Inc. (The)	1,487,081	47,943,491	0.34

Security	Shares	Value	% of Net Assets

LaSalle Hotel Properties[c]	2,147,855	$67,249,340	0.47%
Post Properties Inc.[c]	1,122,532	55,116,321	0.39
Sovran Self Storage Inc.[c]	672,362	49,384,989	0.35
Tanger Factory Outlet Centers Inc.	1,971,354	68,997,390	0.48
Other securities[b]		654,014,201	4.58

		1,001,128,113	7.02
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		12,833,764	0.09

		12,833,764	0.09
ROAD & RAIL
Other securities[b]		103,456,869	0.73

		103,456,869	0.73
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[a]	1,958,691	49,026,036	0.34
Other securities[b]		587,369,928	4.12

		636,395,964	4.46
SOFTWARE
Manhattan Associates Inc.[a]	1,579,395	55,326,207	0.39
Tyler Technologies Inc.[a]	599,033	50,127,081	0.35
Other securities[b]		279,993,994	1.96

		385,447,282	2.70
SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[a,c]	567,764	53,256,263	0.37
Other securities[b]		594,045,564	4.17

		647,301,827	4.54
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	2,083,014	59,470,050	0.42
Other securities[b]		229,799,150	1.61

		289,269,200	2.03
THRIFTS & MORTGAGE FINANCE
Other securities[b]		127,448,584	0.89

		127,448,584	0.89
TOBACCO
Other securities[b]		5,113,960	0.04

		5,113,960	0.04
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		85,247,108	0.60

		85,247,108	0.60

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

WATER UTILITIES
Other securities[b]		$25,921,863	0.18%

		25,921,863	0.18
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		12,583,871	0.09

		12,583,871	0.09

TOTAL COMMON STOCKS
(Cost: $11,443,961,863)		14,232,843,595	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,900,924,657	1,900,924,657	13.34
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	99,039,294	99,039,294	0.69
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,200,981	10,200,981	0.07

		2,010,164,932	14.10

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,010,164,932)		2,010,164,932	14.10

TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,454,126,795)		16,243,008,527	113.95
Other Assets, Less Liabilities		(1,988,099,333)	(13.95)

NET ASSETS		$14,254,909,194	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	42,781	$5,368,588	0.45%
United Technologies Corp.	52,651	6,151,743	0.52
Other securities[a]		20,326,170	1.71

		31,846,501	2.68
AIR FREIGHT & LOGISTICS
Other securities[a]		7,918,341	0.67

		7,918,341	0.67
AIRLINES
Other securities[a]		3,532,862	0.30

		3,532,862	0.30
AUTO COMPONENTS
Other securities[a]		4,994,290	0.42

		4,994,290	0.42
AUTOMOBILES
Other securities[a]		7,791,459	0.66

		7,791,459	0.66
BEVERAGES
Coca-Cola Co. (The)	236,946	9,160,332	0.77
PepsiCo Inc.	95,215	7,950,453	0.67
Other securities[a]		5,337,521	0.45

		22,448,306	1.89
BIOTECHNOLOGY
Amgen Inc.	47,224	5,824,608	0.49
Gilead Sciences Inc.[b]	96,205	6,817,086	0.57
Other securities[a]		13,364,198	1.13

		26,005,892	2.19
BUILDING PRODUCTS
Other securities[a]		2,107,642	0.18

		2,107,642	0.18
CAPITAL MARKETS
BlackRock Inc.[c]	7,864	2,473,071	0.21
Other securities[a]		23,331,444	1.96

		25,804,515	2.17
CHEMICALS
Other securities[a]		31,469,959	2.65

		31,469,959	2.65
COMMERCIAL BANKS
Bank of America Corp.	660,815	11,366,018	0.96
Citigroup Inc.	189,878	9,038,193	0.76

Security	Shares	Value	% of Net Assets

J.P. Morgan Chase & Co.	236,772	$14,374,428	1.21%
PNC Financial Services Group Inc. (The)[c]	33,367	2,902,929	0.24
U.S. Bancorp	113,926	4,882,868	0.41
Wells Fargo & Co.	299,385	14,891,410	1.25
Other securities[a]		16,454,815	1.39

		73,910,661	6.22
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		7,453,993	0.63

		7,453,993	0.63
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	322,175	7,219,942	0.61
QUALCOMM Inc.	105,756	8,339,918	0.70
Other securities[a]		4,424,710	0.37

		19,984,570	1.68
COMPUTERS & PERIPHERALS
Apple Inc.	55,763	29,930,233	2.52
Other securities[a]		12,727,559	1.07

		42,657,792	3.59
CONSTRUCTION & ENGINEERING
Other securities[a]		3,107,905	0.26

		3,107,905	0.26
CONSTRUCTION MATERIALS
Other securities[a]		1,370,624	0.11

		1,370,624	0.11
CONSUMER FINANCE
American Express Co.	57,161	5,146,205	0.43
Other securities[a]		5,659,742	0.48

		10,805,947	0.91
CONTAINERS & PACKAGING
Other securities[a]		3,923,988	0.33

		3,923,988	0.33
DISTRIBUTORS
Other securities[a]		1,530,285	0.13

		1,530,285	0.13
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,961,912	0.16

		1,961,912	0.16
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	112,556	14,066,123	1.18

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$6,780,408	0.57%

		20,846,531	1.75
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	325,580	11,418,091	0.96
Verizon Communications Inc.	258,938	12,317,681	1.04
Other securities[a]		2,309,269	0.19

		26,045,041	2.19
ELECTRIC UTILITIES
Other securities[a]		20,276,780	1.71

		20,276,780	1.71
ELECTRICAL EQUIPMENT
Other securities[a]		9,449,973	0.80

		9,449,973	0.80
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		9,745,001	0.82

		9,745,001	0.82
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	81,759	7,971,502	0.67
Other securities[a]		16,204,791	1.37

		24,176,293	2.04
FOOD & STAPLES RETAILING
CVS Caremark Corp.	73,963	5,536,870	0.47
Wal-Mart Stores Inc.	101,180	7,733,187	0.65
Other securities[a]		11,744,686	0.99

		25,014,743	2.11
FOOD PRODUCTS
Other securities[a]		19,911,261	1.68

		19,911,261	1.68
GAS UTILITIES
Other securities[a]		2,588,324	0.22

		2,588,324	0.22
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		26,391,153	2.22

		26,391,153	2.22
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	61,878	5,073,377	0.43
Other securities[a]		21,275,699	1.79

		26,349,076	2.22

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$1,667,823	0.14%

		1,667,823	0.14
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	61,918	6,069,822	0.51
Other securities[a]		14,726,558	1.24

		20,796,380	1.75
HOUSEHOLD DURABLES
Other securities[a]		6,581,449	0.55

		6,581,449	0.55
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	169,534	13,664,440	1.15
Other securities[a]		7,937,616	0.67

		21,602,056	1.82
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		1,225,322	0.10

		1,225,322	0.10
INDUSTRIAL CONGLOMERATES
3M Co.	39,381	5,342,426	0.45
General Electric Co.	627,304	16,240,901	1.37
Other securities[a]		3,124,431	0.26

		24,707,758	2.08
INSURANCE
Other securities[a]		35,733,602	3.01

		35,733,602	3.01
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	23,265	7,829,138	0.66
Other securities[a]		6,513,178	0.55

		14,342,316	1.21
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	106,843	6,436,222	0.54
Google Inc. Class Ab	17,650	19,671,101	1.66
Other securities[a]		9,243,525	0.78

		35,350,848	2.98
IT SERVICES
International Business Machines Corp.	61,208	11,781,928	0.99
MasterCard Inc. Class A	63,833	4,768,325	0.40
Visa Inc. Class A	31,700	6,842,762	0.58

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$17,468,882	1.47%

		40,861,897	3.44
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		2,263,460	0.19

		2,263,460	0.19
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		6,616,100	0.56

		6,616,100	0.56
MACHINERY
Other securities[a]		25,196,052	2.12

		25,196,052	2.12
MARINE
Other securities[a]		422,568	0.04

		422,568	0.04
MEDIA
Comcast Corp. Class A	163,005	8,153,510	0.69
Walt Disney Co. (The)	101,900	8,159,133	0.69
Other securities[a]		22,407,076	1.88

		38,719,719	3.26
METALS & MINING
Other securities[a]		7,788,199	0.66

		7,788,199	0.66
MULTI-UTILITIES
Other securities[a]		13,633,547	1.15

		13,633,547	1.15
MULTILINE RETAIL
Other securities[a]		7,437,929	0.63

		7,437,929	0.63
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	119,370	14,194,287	1.20
ConocoPhillips	76,699	5,395,775	0.45
Exxon Mobil Corp.	270,151	26,388,350	2.22
Occidental Petroleum Corp.	49,717	4,737,533	0.40
Other securities[a]		38,798,913	3.27

		89,514,858	7.54
PAPER & FOREST PRODUCTS
Other securities[a]		2,230,501	0.19

		2,230,501	0.19
PERSONAL PRODUCTS
Other securities[a]		1,531,383	0.13

		1,531,383	0.13

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
AbbVie Inc.	99,446	$5,111,524	0.43%
Bristol-Myers Squibb Co.	102,930	5,347,214	0.45
Johnson & Johnson	176,872	17,374,137	1.46
Merck & Co. Inc.	183,884	10,439,095	0.88
Pfizer Inc.	399,105	12,819,253	1.08
Other securities[a]		15,220,775	1.28

		66,311,998	5.58
PROFESSIONAL SERVICES
Other securities[a]		3,667,015	0.31

		3,667,015	0.31
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		33,496,273	2.82

		33,496,273	2.82
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		959,188	0.08

		959,188	0.08
ROAD & RAIL
Union Pacific Corp.	28,467	5,342,117	0.45
Other securities[a]		6,331,417	0.53

		11,673,534	0.98
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	310,946	8,025,516	0.68
Other securities[a]		18,574,294	1.56

		26,599,810	2.24
SOFTWARE
Microsoft Corp.	472,260	19,357,937	1.63
Oracle Corp.	216,569	8,859,838	0.75
Other securities[a]		14,730,485	1.24

		42,948,260	3.62
SPECIALTY RETAIL
Home Depot Inc. (The)	88,074	6,969,296	0.59
Other securities[a]		21,315,584	1.79

		28,284,880	2.38
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		10,956,703	0.92

		10,956,703	0.92
THRIFTS & MORTGAGE FINANCE
Other securities[a]		1,628,040	0.14

		1,628,040	0.14

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

TOBACCO
Altria Group Inc.	124,754	$4,669,542	0.39%
Philip Morris International Inc.	99,136	8,116,264	0.68
Other securities[a]		2,359,880	0.20

		15,145,686	1.27
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		3,242,213	0.27

		3,242,213	0.27
WATER UTILITIES
Other securities[a]		350,561	0.03

		350,561	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		194,294	0.02

		194,294	0.02

TOTAL COMMON STOCKS
(Cost: $988,794,844)		1,185,103,842	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,652,172	24,652,172	2.08
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	1,284,393	1,284,393	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	979,332	979,332	0.08

		26,915,897	2.27

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,915,897)		26,915,897	2.27

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,015,710,741)		1,212,019,739	102.07
Other Assets, Less Liabilities		(24,570,787)	(2.07)

NET ASSETS		$1,187,448,952	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$47,600,784,249	$17,462,155,323	$11,443,961,863
Affiliated (Note 2)	1,482,723,548	2,023,325,126	2,010,164,932

Total cost of investments	$49,083,507,797	$19,485,480,449	$13,454,126,795

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$53,970,245,369	$20,613,750,520	$14,232,843,595
Affiliated (Note 2)	1,539,332,703	2,023,325,126	2,010,164,932

Total fair value of investments	55,509,578,072	22,637,075,646	16,243,008,527
Cash pledged to broker	4,967,000	1,287,000	—
Receivables:
Investment securities sold	6,684,553	205,138	1,020,785
Due from custodian (Note 4)	544,455	—	—
Dividends and interest	60,971,428	16,956,189	13,032,065
Capital shares sold	985,658	630,970	1,724,167
Futures variation margin	807,980	328,000	—

Total Assets	55,584,539,146	22,656,482,943	16,258,785,544

LIABILITIES
Payables:
Investment securities purchased	544,455	7,756,156	1,866,015
Collateral for securities on loan (Note 1)	1,213,787,546	2,005,230,202	1,999,963,951
Capital shares redeemed	73,614	—	345,754
Due to custodian	942,734	—	—
Investment advisory fees (Note 2)	3,138,858	2,442,026	1,700,630

Total Liabilities	1,218,487,207	2,015,428,384	2,003,876,350

NET ASSETS	$54,366,051,939	$20,641,054,559	$14,254,909,194

Net assets consist of:
Paid-in capital	$49,969,373,051	$17,897,135,113	$11,907,780,233
Undistributed net investment income	6,031,559	—	—
Accumulated net realized loss	(2,035,926,398)	(407,835,409)	(441,752,771)
Net unrealized appreciation	6,426,573,727	3,151,754,855	2,788,881,732

NET ASSETS	$54,366,051,939	$20,641,054,559	$14,254,909,194

Shares outstanding[b]	289,000,000	150,150,000	129,400,000

Net asset value per share	$188.12	$137.47	$110.16

[a]	Securities on loan with values of $1,205,346,837, $1,983,932,755 and $1,978,329,834, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$984,484,126
Affiliated (Note 2)	31,226,615

Total cost of investments	$1,015,710,741

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,179,727,842
Affiliated (Note 2)	32,291,897

Total fair value of investments	1,212,019,739
Receivables:
Investment securities sold	133,996
Dividends and interest	1,285,635
Capital shares sold	53,091

Total Assets	1,213,492,461

LIABILITIES
Payables:
Investment securities purchased	38,144
Collateral for securities on loan (Note 1)	25,936,565
Investment advisory fees (Note 2)	68,800

Total Liabilities	26,043,509

NET ASSETS	$1,187,448,952

Net assets consist of:
Paid-in capital	$1,016,422,469
Undistributed net investment income	125,671
Accumulated net realized loss	(25,408,186)
Net unrealized appreciation	196,308,998

NET ASSETS	$1,187,448,952

Shares outstanding[b]	13,850,000

Net asset value per share	$85.74

[a]	Securities on loan with a value of $25,547,132. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$973,181,232	$282,605,291	$150,558,147
Dividends — affiliated (Note 2)	5,508,397	—	—
Interest — affiliated (Note 2)	14,018	2,716	1,650
Securities lending income — affiliated (Note 2)	2,240,935	8,742,867	12,106,164

Total investment income	980,944,582	291,350,874	162,665,961

EXPENSES
Investment advisory fees (Note 2)	32,857,369	26,715,036	17,201,522

Total expenses	32,857,369	26,715,036	17,201,522

Net investment income	948,087,213	264,635,838	145,464,439

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(511,342,621)	(139,502,614)	24,462,836
Investments — affiliated (Note 2)	(241,958)	—	—
In-kind redemptions — unaffiliated	4,360,414,284	2,404,973,128	1,012,572,833
In-kind redemptions — affiliated (Note 2)	21,392,577	—	—
Futures contracts	25,056,538	3,180,621	—

Net realized gain	3,895,278,820	2,268,651,135	1,037,035,669

Net change in unrealized appreciation/depreciation on:
Investments	4,081,110,678	829,938,395	1,758,137,912
Futures contracts	(1,399,172)	(260,784)	—

Net change in unrealized appreciation/depreciation	4,079,711,506	829,677,611	1,758,137,912

Net realized and unrealized gain	7,974,990,326	3,098,328,746	2,795,173,581

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,923,077,539	$3,362,964,584	$2,940,638,020

[a]	Net of foreign withholding tax of $145,125, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$17,874,829
Dividends — affiliated (Note 2)	90,519
Interest — affiliated (Note 2)	207
Securities lending income — affiliated (Note 2)	71,644

Total investment income	18,037,199

EXPENSES
Investment advisory fees (Note 2)	623,323

Total expenses	623,323

Net investment income	17,413,876

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,015,975)
Investments — affiliated (Note 2)	(3,205)
In-kind redemptions — unaffiliated	44,461,832
In-kind redemptions — affiliated (Note 2)	139,833

Net realized gain	40,582,485

Net change in unrealized appreciation/depreciation	115,580,972

Net realized and unrealized gain	156,163,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,577,333

[a]	Net of foreign withholding tax of $2,461.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$948,087,213	$728,929,799	$264,635,838	$186,680,984
Net realized gain	3,895,278,820	2,013,290,081	2,268,651,135	1,009,067,034
Net change in unrealized appreciation/depreciation	4,079,711,506	1,994,767,758	829,677,611	1,111,317,693

Net increase in net assets resulting from operations	8,923,077,539	4,736,987,638	3,362,964,584	2,307,065,711

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(949,383,397)	(725,230,283)	(272,687,177)	(193,644,821)

Total distributions to shareholders	(949,383,397)	(725,230,283)	(272,687,177)	(193,644,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,746,752,024	19,425,329,782	9,703,609,904	5,786,464,471
Cost of shares redeemed	(16,385,697,450)	(12,400,378,011)	(7,339,973,817)	(3,705,362,748)

Net increase in net assets from capital share transactions	5,361,054,574	7,024,951,771	2,363,636,087	2,081,101,723

INCREASE IN NET ASSETS	13,334,748,716	11,036,709,126	5,453,913,494	4,194,522,613

NET ASSETS
Beginning of year	41,031,303,223	29,994,594,097	15,187,141,065	10,992,618,452

End of year	$54,366,051,939	$41,031,303,223	$20,641,054,559	$15,187,141,065

Undistributed net investment income included in net assets at end of year	$6,031,559	$7,327,743	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	122,550,000	136,400,000	77,300,000	57,100,000
Shares redeemed	(94,050,000)	(88,200,000)	(59,100,000)	(35,900,000)

Net increase in shares outstanding	28,500,000	48,200,000	18,200,000	21,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$145,464,439	$131,835,253	$17,413,876	$8,546,246
Net realized gain	1,037,035,669	235,410,274	40,582,485	8,032,017
Net change in unrealized appreciation/depreciation	1,758,137,912	898,807,758	115,580,972	44,252,153

Net increase in net assets resulting from operations	2,940,638,020	1,266,053,285	173,577,333	60,830,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(147,397,673)	(135,181,218)	(17,360,159)	(8,486,404)

Total distributions to shareholders	(147,397,673)	(135,181,218)	(17,360,159)	(8,486,404)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,143,276,715	1,990,194,487	550,176,515	207,022,192
Cost of shares redeemed	(2,418,872,336)	(1,183,652,867)	(120,531,114)	(44,878,908)

Net increase in net assets from capital share transactions	1,724,404,379	806,541,620	429,645,401	162,143,284

INCREASE IN NET ASSETS	4,517,644,726	1,937,413,687	585,862,575	214,487,296

NET ASSETS
Beginning of year	9,737,264,468	7,799,850,781	601,586,377	387,099,081

End of year	$14,254,909,194	$9,737,264,468	$1,187,448,952	$601,586,377

Undistributed net investment income included in net assets at end of year	$—	$—	$125,671	$71,954

SHARES ISSUED AND REDEEMED
Shares sold	41,350,000	25,000,000	7,050,000	3,100,000
Shares redeemed	(23,650,000)	(15,500,000)	(1,600,000)	(750,000)

Net increase in shares outstanding	17,700,000	9,500,000	5,450,000	2,350,000

See notes to financial statements.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$157.51	$141.28	$133.00	$117.37	$80.00

Income from investment operations:
Net investment income[a]	3.51	3.20	2.63	2.33	2.15
Net realized and unrealized gain[b]	30.53	16.14	8.29	15.64	37.32

Total from investment operations	34.04	19.34	10.92	17.97	39.47

Less distributions from:
Net investment income	(3.43)	(3.11)	(2.64)	(2.34)	(2.10)

Total distributions	(3.43)	(3.11)	(2.64)	(2.34)	(2.10)

Net asset value, end of year	$188.12	$157.51	$141.28	$133.00	$117.37

Total return	21.79%	13.90%	8.44%	15.54%	49.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$54,366,052	$41,031,303	$29,994,594	$27,025,382	$22,781,949
Ratio of expenses to average net assets	0.07%	0.08%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	2.02%	2.23%	2.05%	1.96%	2.09%
Portfolio turnover rate[c]	5%	4%	5%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$115.10	$99.26	$98.72	$78.82	$48.79

Income from investment operations:
Net investment income[a]	1.74	1.56	1.07	0.95	0.95
Net realized and unrealized gain[b]	22.45	15.82	0.62	19.93	30.00

Total from investment operations	24.19	17.38	1.69	20.88	30.95

Less distributions from:
Net investment income	(1.82)	(1.54)	(1.15)	(0.98)	(0.92)

Total distributions	(1.82)	(1.54)	(1.15)	(0.98)	(0.92)

Net asset value, end of year	$137.47	$115.10	$99.26	$98.72	$78.82

Total return	21.16%	17.72%	1.84%	26.70%	63.71%

Ratios/Supplemental data:
Net assets, end of year (000s)	$20,641,055	$15,187,141	$10,992,618	$11,195,404	$7,602,465
Ratio of expenses to average net assets	0.14%	0.17%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.39%	1.55%	1.16%	1.13%	1.43%
Portfolio turnover rate[c]	11%	9%	14%	14%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$87.17	$76.32	$73.59	$59.50	$36.71

Income from investment operations:
Net investment income[a]	1.18	1.28	0.81	0.68	0.52
Net realized and unrealized gain[b]	22.99	10.87	2.71	14.15	22.81

Total from investment operations	24.17	12.15	3.52	14.83	23.33

Less distributions from:
Net investment income	(1.18)	(1.30)	(0.79)	(0.74)	(0.54)

Total distributions	(1.18)	(1.30)	(0.79)	(0.74)	(0.54)

Net asset value, end of year	$110.16	$87.17	$76.32	$73.59	$59.50

Total return	27.84%	16.13%	4.91%	25.11%	63.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,254,909	$9,737,264	$7,799,851	$7,575,683	$6,042,662
Ratio of expenses to average net assets	0.14%	0.17%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.18%	1.66%	1.16%	1.09%	1.04%
Portfolio turnover rate[c]	11%	12%	18%	21%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$71.62	$63.98	$60.56	$52.84	$35.66

Income from investment operations:
Net investment income[a]	1.55	1.37	1.08	0.95	0.88
Net realized and unrealized gain[b]	14.04	7.59	3.41	7.74	17.19

Total from investment operations	15.59	8.96	4.49	8.69	18.07

Less distributions from:
Net investment income	(1.47)	(1.32)	(1.07)	(0.97)	(0.89)

Total distributions	(1.47)	(1.32)	(1.07)	(0.97)	(0.89)

Net asset value, end of year	$85.74	$71.62	$63.98	$60.56	$52.84

Total return	21.93%	14.22%	7.63%	16.66%	51.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,187,449	$601,586	$387,099	$339,137	$319,686
Ratio of expenses to average net assets	0.07%	0.13%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.96%	2.12%	1.84%	1.76%	1.92%
Portfolio turnover rate[c]	5%	5%	5%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core S&P 500
Assets:
Common Stocks	$54,249,541,318	$—	$—	$54,249,541,318
Money Market Funds	1,260,036,754	—	—	1,260,036,754
Futures Contracts[a]	503,452	—	—	503,452

	$55,510,081,524	$—	$—	$55,510,081,524

Core S&P Mid-Cap
Assets:
Common Stocks	$20,613,750,520	$—	$—	$20,613,750,520
Money Market Funds	2,023,325,126	—	—	2,023,325,126
Futures Contracts[a]	159,658	—	—	159,658

	$22,637,235,304	$—	$—	$22,637,235,304

Core S&P Small-Cap
Assets:
Common Stocks	$14,200,260,049	$32,580,056	$3,490	$14,232,843,595
Money Market Funds	2,010,164,932	—	—	2,010,164,932

	$16,210,424,981	$32,580,056	$3,490	$16,243,008,527

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$1,185,008,664	$95,171	$7	$1,185,103,842
Money Market Funds	26,915,897	—	—	26,915,897

	$1,211,924,561	$95,171	$7	$1,212,019,739

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Core S&P 500	$1,205,346,837
Core S&P Mid-Cap	1,983,932,755
Core S&P Small-Cap	1,978,329,834
Core S&P Total U.S. Stock Market	25,547,132

As of March 31, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.07%
Core S&P Mid-Cap	0.14
Core S&P Small-Cap	0.14
Core S&P Total U.S. Stock Market	0.07

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. TheFunds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i)each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,206,103
Core S&P Mid-Cap	4,658,574
Core S&P Small-Cap	6,370,929
Core S&P Total U.S. Stock Market	38,231

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	368,091	184,577	(144,511)	408,157	$128,357,213	$2,687,443	$12,850,704
PNC Financial Services Group Inc. (The)	1,546,391	779,793	(591,256)	1,734,928	150,938,736	2,820,954	8,299,915

					$279,295,949	$5,508,397	$21,150,619

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core S&P Total U.S. Stock Market
BlackRock Inc.	4,766	4,175	(1,077)	7,864	$2,473,071	$46,680	$75,610
PNC Financial Services Group Inc. (The)	19,917	17,399	(3,949)	33,367	2,902,929	43,839	61,018

					$5,376,000	$90,519	$136,628

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$2,455,131,113	$2,423,835,750
Core S&P Mid-Cap	2,079,255,196	2,011,478,726
Core S&P Small-Cap	1,446,392,355	1,404,939,357
Core S&P Total U.S. Stock Market	42,175,358	40,782,754

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$21,649,783,207	$16,276,936,901
Core S&P Mid-Cap	9,515,758,857	7,217,016,901
Core S&P Small-Cap	4,069,826,430	2,384,546,863
Core S&P Total U.S. Stock Market	547,159,747	119,717,622

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core S&P 500	$4,003,376,670	$—	$(4,003,376,670)
Core S&P Mid-Cap	2,219,766,778	8,051,339	(2,227,818,117)
Core S&P Small-Cap	948,335,368	1,933,234	(950,268,602)
Core S&P Total U.S. Stock Market	41,319,685	—	(41,319,685)

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
Core S&P 500
Ordinary Income	$949,383,397	$725,230,283

Core S&P Mid-Cap
Ordinary Income	$272,687,177	$193,644,821

Core S&P Small-Cap
Ordinary Income	$147,397,673	$135,181,218

Core S&P Total U.S. Stock Market
Ordinary Income	$17,360,159	$8,486,404

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Core S&P 500	$6,031,559	$(1,166,026,724)	$5,556,674,053	$4,396,678,888
Core S&P Mid-Cap	—	(116,589,101)	2,860,508,547	2,743,919,446
Core S&P Small-Cap	—	(151,340,492)	2,498,469,453	2,347,128,961
Core S&P Total U.S. Stock Market	125,671	(11,589,726)	182,490,538	171,026,483

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gain (losses) on certain futures contracts.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core S&P 500	$161,724,874	$365,510,732	$559,115,228	$79,675,890	$1,166,026,724
Core S&P Mid-Cap	42,874,898	—	73,714,203	—	116,589,101
Core S&P Small-Cap	—	—	151,340,492	—	151,340,492
Core S&P Total U.S. Stock Market	—	4,421,419	4,869,583	2,298,724	11,589,726

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2014, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Core S&P Small-Cap	$98,593,546
Core S&P Total U.S. Stock Market	1,681,501

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$49,952,904,019	$7,428,455,281	$(1,871,781,228)	$5,556,674,053
Core S&P Mid-Cap	19,776,567,099	3,526,023,214	(665,514,667)	2,860,508,547
Core S&P Small-Cap	13,744,539,074	3,182,017,206	(683,547,753)	2,498,469,453
Core S&P Total U.S. Stock Market	1,029,529,201	206,062,079	(23,571,541)	182,490,538

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of March 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$503,452	$159,658

[a]	Represents cumulative appreciation of futures contracts as reported in the summary schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended March 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$25,056,538	$3,180,621

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$(1,399,172)	$(260,784)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2014:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Average number of contracts purchased	1,095	148
Average value of contracts purchased	$92,932,387	$18,986,802

7.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the Plaintiffs’ request to amend the complaint was September 17, 2013. The Plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The Plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). The Defendants filed a response on March 17, 2014. The Plaintiffs filed their response on April 3, 2014. The Sixth Circuit will consider the matter and is expected to render a decision later in 2014.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core S&P Total U.S. Stock Market ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Core S&P 500	97.24%
Core S&P Mid-Cap	77.01
Core S&P Small-Cap	79.46
Core S&P Total U.S. Stock Market	96.07

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
Core S&P 500	$949,383,397
Core S&P Mid-Cap	224,812,443
Core S&P Small-Cap	120,649,840
Core S&P Total U.S. Stock Market	17,327,023

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$3.416921	$—	$0.016135	$3.433056	100%	—%	0%[a]	100%
Core S&P Mid-Cap	1.757373	—	0.060165	1.817538	97	—	3	100
Core S&P Small-Cap	1.142270	—	0.034636	1.176906	97	—	3	100
Core S&P Total U.S. Stock Market	1.455156	—	0.011697	1.466853	99	—	1	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calender quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Core S&P Small-Cap ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.15%
Between 0.5% and –0.5%	1,314	99.62
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.23%
Between 0.5% and –0.5%	1,316	99.77

	1,319	100.00%

SUPPLEMENTAL INFORMATION	55

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	59

Notes:

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-32-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NYSE Arca
➢	iShares Global Nuclear Energy ETF | NUCL | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks gained more than 15% for the 12-month period ended March 31, 2014 (the “reporting period”). The global equity markets generally benefited from significant liquidity as many central banks around the world maintained or expanded their accommodative monetary policies in an effort to stimulate economic activity. These efforts appeared to find some success during the reporting period as improving economic conditions in many regions of the world provided a favorable backdrop for global stock market performance.

Although global stocks advanced steadily throughout the reporting period, they experienced some meaningful volatility along the way. The global equity markets declined in June 2013 after the U.S. Federal Reserve Bank (the “Fed”) announced plans to scale back its quantitative easing measures before the end of the year. After rebounding in July 2013, global stocks dipped again in August 2013 amid unrest in the Middle East and signs of weaker economic growth worldwide.

Global stocks rallied throughout the fourth quarter of 2013 and into the new year, when a spate of weaker economic data led to a sharp correction in global stocks during the last half of January 2014. However, the disappointing economic news was attributed largely to severe winter weather in the northern hemisphere, and the global equity markets recovered over the last two months of the reporting period.

From a regional perspective, European stocks were the best performers, generating returns of nearly 25% for the reporting period. Although economic growth remained subdued across the continent, the weakest European economies showed meaningful signs of stabilization during the reporting period. Many southern European countries reported consecutive quarters of positive growth after several years of recession, and their stock markets rallied sharply in response. The leading markets in Europe included Ireland, Italy, and Spain.

U.S. stocks advanced by more than 20% for the reporting period. The U.S. economy grew at an uneven yet moderate pace, led by improving job growth (the unemployment rate fell to a five-year low of 6.6% in February 2014 before finishing the reporting period at 6.7%) and a continued recovery in the housing market. The Fed expressed its confidence in the economy’s resilience by tapering its quantitative easing activity beginning in January 2014. The Fed reduced its government bond purchases from $85 billion per month in 2013 to $55 billion per month as of the end of the reporting period.

Stocks in the Asia/Pacific region lagged, returning approximately 5% for the reporting period. Slowing economic growth in the region, particularly in emerging markets, contributed to the modest equity returns. Australia’s stock market was the most significant laggard as declining global demand for commodities led to slower economic growth. Stock markets in Singapore and Hong Kong were also among the weaker performers in the region, while the New Zealand stock market fared the best.

On a sector basis, health care stocks produced the best returns. Traditionally a defensive sector of the market, health care benefited from relatively high dividend yields and robust growth from the biotechnology industry. Other top-performing sectors included consumer discretionary, which benefited from improving retail sales in many regions, and information technology, which enjoyed strong growth and a resurgence in initial public offerings. On the downside, the consumer staples and materials sectors posted the lowest returns. Consumer staples is one of the most defensive sectors in the global equity markets, while the materials sector struggled with declining commodity prices.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL 100 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.77%	17.74%	17.65%	17.77%	17.74%	17.65%
5 Years	16.13%	16.23%	16.01%	111.24%	112.13%	110.16%
10 Years	5.64%	5.57%	5.51%	73.06%	71.99%	70.95%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.20	$2.08	$1,000.00	$1,022.90	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL 100 ETF

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 17.77%, net of fees, while the total return for the Index was 17.65%.

As represented by the Index, global stocks posted double-digit gains for the reporting period. The global equity markets generally benefited from significant liquidity as many central banks around the world maintained or expanded their accommodative monetary policies in an effort to stimulate economic activity. These efforts appeared to find some success during the reporting period as improving economic conditions in many regions of the world provided a favorable backdrop for global stock market performance.

From a regional perspective, European stocks were the best performers, generating returns of nearly 25% for the reporting period as economic conditions on the continent stabilized. U.S. stocks, which comprised just less than half of the Index as of the end of the reporting period, also posted gains of more than 20% amid an improving economic environment. Stocks in the Asia/Pacific region lagged as economic growth in the region slowed, particularly in emerging markets.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	17.33%
Health Care	15.71
Consumer Staples	14.77
Energy	13.48
Information Technology	11.81
Industrials	8.87
Consumer Discretionary	8.37
Materials	4.84
Telecommunication Services	3.11
Utilities	1.71

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	49.34%
United Kingdom	14.40
Germany	7.67
France	7.60
Switzerland	7.55
Japan	4.67
Spain	2.98
Netherlands	1.94
South Korea	1.68
Australia	1.41

TOTAL	99.24%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	54.85%	55.12%	54.49%	54.85%	55.12%	54.49%
5 Years	(5.95)%	(6.03)%	(7.29)%	(26.42)%	(26.72)%	(31.50)%
Since Inception	(21.55)%	(21.52)%	(22.66)%	(75.35)%	(75.30)%	(77.28)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,108.60	$2.52	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 54.85%, net of fees, while the total return for the Index was 54.49%.

As represented by the Index, global clean energy stocks posted returns of more than 50% for the reporting period, outperforming the broad global equity indexes by a wide margin. Growth in renewable energy (such as wind, solar, and geothermal power) increased sharply during the reporting period. Although government incentives shrank in Europe, clean energy output continued to expand — for example, Germany generates 20% of its power from renewable sources. The U.S. saw a 23% increase in renewable power for electric generation in 2013, according to the Energy Information Administration.

Higher prices on fossil fuels, including a 4% increase in the price of oil and an 11% rise in natural gas prices, and stricter emissions regulations on coal-based power plants also helped fuel greater demand for alternative energy sources. Finally, stronger economic growth in many regions of the world led to increased demand for power in general, and clean energy stocks were beneficiaries of this trend.

Solar energy stocks benefited from an increase in solar capacity, lower photovoltaic costs, and the extension of tax credits in the U.S. Wind energy capacity continued to expand, led by a substantial increase in China. Both wind and solar energy costs have fallen in recent years, allowing them to better compete with more traditional power sources.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Electric Utilities	26.61%
Independent Power Producers & Energy Traders	22.73
Semiconductor Equipment	13.35
Semiconductors	12.38
Heavy Electrical Equipment	11.70
Environmental & Facilities Services	8.87
Electrical Components & Equipment	3.48
Coal & Consumable Fuels	0.88

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

China	22.21%
United States	21.76
Japan	19.36
Denmark	7.17
Brazil	6.79
Italy	5.64
Chile	4.66
Spain	3.63
Austria	2.24
Portugal	2.22

TOTAL	95.68%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.91%	16.27%	15.93%	15.91%	16.27%	15.93%
5 Years	15.76%	15.75%	15.61%	107.89%	107.79%	106.56%
Since Inception	0.67%	0.73%	0.47%	4.31%	4.69%	2.99%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.40	$2.53	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 15.91%, net of fees, while the total return for the Index was 15.93%.

As represented by the Index, global infrastructure stocks posted double-digit gains for the reporting period, though they modestly trailed the performance of the broad global equity indexes. Infrastructure stocks benefited from improving economic growth in many regions of the world, which contributed to an increase in infrastructure-related projects during the reporting period. In the U.S. and many other developed countries, aging infrastructure that has been long neglected is now in need of a substantial overhaul.

Many infrastructure stocks also tend to have relatively high dividend yields, and this characteristic was a double-edged sword during the reporting period. Investor demand for yield remained strong, but rising interest rates made the dividend yields of infrastructure stocks less attractive.

Within the infrastructure sector, industrial stocks (which comprised approximately 40% of the Index as of March 31, 2014) were mixed — transportation infrastructure stocks performed well during the reporting period, while road and rail companies lagged. Utilities stocks, which were also about 40% of the Index as of the end of the reporting period, performed in line with the overall sector. The energy stocks in the Index underperformed as a result of slowing demand for energy in emerging markets.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Electric Utilities	20.17%
Oil & Gas Storage & Transportation	19.93
Highways & Railtracks	18.34
Multi-Utilities	18.14
Airport Services	13.67
Marine Ports & Services	8.09
Independent Power Producers & Energy Traders	0.92
Gas Utilities	0.38
Water Utilities	0.36

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	30.91%
Canada	9.77
France	7.84
United Kingdom	7.58
Australia	7.50
Italy	7.33
Spain	6.07
Germany	5.02
China	4.53
Japan	3.40

TOTAL	89.95%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL NUCLEAR ENERGY ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.61%	18.10%	18.70%	17.61%	18.10%	18.70%
5 Years	7.23%	7.33%	7.95%	41.75%	42.46%	46.61%
Since Inception	(2.66)%	(2.65)%	(2.60)%	(14.41)%	(14.38)%	(14.11)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.90	$2.49	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL NUCLEAR ENERGY ETF

The iShares Global Nuclear Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the nuclear energy sector, as represented by the S&P Global Nuclear Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 17.61%, net of fees, while the total return for the Index was 18.70%.

As represented by the Index, global nuclear energy stocks posted double-digit gains for the reporting period that were in line with the performance of the broad global equity indexes. Stronger economic growth in many regions of the world led to increased demand for power in general, and nuclear energy stocks were beneficiaries of this trend. In addition, higher prices on fossil fuels, including a 4% increase in the price of oil and an 11% rise in natural gas prices, and stricter emissions regulations on coal-based power plants also helped fuel greater demand for alternative energy sources such as nuclear power. At the end of 2013, approximately 19% of power in the U.S. came from nuclear plants, and Japan is looking to restart its nuclear power industry by bringing back online the nuclear plants which have been shut down since September 2013.

Within the Index, electric utilities (the largest component within the Index) posted solid gains for the reporting period. The stocks of energy resource producers within the Index also fared well, benefiting from increased energy consumption in developed countries. The lone construction and engineering firm in the Index outperformed as pending projects in the U.S. and Japan aided the stock.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Electric Utilities	49.78%
Multi-Utilities	13.56
Heavy Electrical Equipment	10.70
Industrial Machinery	7.38
Construction & Engineering	7.06
Coal & Consumable Fuels	6.58
Oil & Gas Equipment & Services	4.94

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United States	40.00%
Japan	25.27
Canada	5.86
United Kingdom	4.94
Spain	4.90
Germany	4.84
Finland	4.84
France	4.12
South Korea	2.67
China	1.34

TOTAL	98.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.63%	5.49%	5.45%	5.63%	5.49%	5.45%
5 Years	20.77%	20.54%	20.08%	156.95%	154.52%	149.64%
Since Inception	3.17%	3.17%	2.50%	19.72%	19.76%	15.27%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.40	$2.44	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the the S&P Global Timber & Forestry Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 5.63%, net of fees, while the total return for the Index was 5.45%.

As represented by the Index, global timber and forestry stocks gained approximately 5% for the reporting period, trailing the double-digit gains of the broad global equity indexes. Although economic growth improved in many developed countries, economies in emerging markets slowed during the reporting period. Emerging economies have been a major source of demand for lumber and other wood-related products, and the slowdown in their growth rates led to reduced demand and falling prices, including a decline of approximately 10% for lumber prices. On the positive side, a continued recovery in the global housing market and a pick-up in construction activity provided a favorable backdrop for timber and forestry stocks.

Within the Index, paper and forest products companies, which comprised more than half of the Index as of the end of the reporting period, generated the best returns. Containers and packaging companies also fared well during the reporting period. In contrast, real estate investment trusts that own commercial forest land (comprising more than 25% of the Index as of March 31, 2014) underperformed as rising interest rates led to higher financing costs and made their dividend yields less attractive.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*
Paper Products	36.86%
Specialized REITs	27.86
Paper Packaging	19.32
Forest Products	13.94
Homebuilding	2.02

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*
United States	50.63%
Canada	12.17
Japan	8.87
Finland	8.15
Brazil	6.65
United Kingdom	3.98
Ireland	3.74
Sweden	2.26
South Africa	1.95
Hong Kong	1.60

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL 100 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.42%

AUSTRALIA — 1.40%
BHP Billiton Ltd.	571,870	$19,330,479
Westfield Group	348,185	3,307,832

		22,638,311
FINLAND — 0.31%
Nokia OYJ[a]	665,660	4,945,032

		4,945,032
FRANCE — 7.56%
AXA SA	332,415	8,643,015
Carrefour SA	110,805	4,290,583
Compagnie de Saint-Gobain	81,755	4,940,965
GDF Suez	270,995	7,417,685
L’Oreal SA	44,405	7,325,780
LVMH Moet Hennessy Louis Vuitton SA	48,970	8,905,686
Orange	409,605	6,051,846
Sanofi	215,800	22,509,219
Schneider Electric SA	102,920	9,128,012
Societe Generale	142,345	8,770,537
Total SA	420,395	27,579,879
Vivendi SA	225,345	6,279,961

		121,843,168
GERMANY — 7.62%
Allianz SE Registered	80,925	13,685,326
BASF SE	163,095	18,135,703
Bayer AG Registered	146,910	19,879,353
Daimler AG Registered	177,205	16,751,922
Deutsche Bank AG Registered	182,600	8,172,930
Deutsche Telekom AG Registered	539,085	8,715,316
E.ON SE	357,315	6,988,138
Muenchener Rueckversicherungs-Gesellschaft AG Registered	29,050	6,350,051
RWE AG	87,565	3,555,422
Siemens AG Registered	141,515	19,055,700
Volkswagen AG	6,225	1,578,647

		122,868,508
JAPAN — 4.64%
Bridgestone Corp.	124,500	4,424,625
Canon Inc.	207,550	6,430,956
FUJIFILM Holdings Corp.	83,000	2,233,267
Honda Motor Co. Ltd.	320,100	11,295,270
Nissan Motor Co. Ltd.	456,500	4,078,070
Panasonic Corp.	415,000	4,726,853

Security	Shares	Value

Seven & I Holdings Co. Ltd.	138,920	$5,320,197
Sony Corp.	180,400	3,454,375
Toshiba Corp.	732,400	3,107,820
Toyota Motor Corp.	525,900	29,750,871

		74,822,304
NETHERLANDS — 1.93%
AEGON NV	340,715	3,128,880
ING Groep NV CVA[a]	682,675	9,667,712
Koninklijke Philips NV	166,000	5,835,275
Unilever NV CVA	304,610	12,525,586

		31,157,453
SOUTH KOREA — 1.67%
Samsung Electronics Co. Ltd. SP GDR[b]	42,682	26,846,978

		26,846,978
SPAIN — 2.95%
Banco Bilbao Vizcaya Argentaria SA	1,029,200	12,366,435
Banco Santander SA	2,092,015	19,955,449
Repsol SA	149,503	3,817,121
Telefonica SA	719,610	11,390,848

		47,529,853
SWEDEN — 0.45%
Telefonaktiebolaget LM Ericsson Class B	539,915	7,178,270

		7,178,270
SWITZERLAND — 7.51%
ABB Ltd. Registered	380,555	9,822,442
Credit Suisse Group AG Registered	248,585	8,045,560
Nestle SA Registered	573,945	43,239,984
Novartis AG Registered	481,815	40,908,049
Swiss Re AG	61,420	5,698,046
UBS AG Registered	642,005	13,271,083

		120,985,164
UNITED KINGDOM — 14.32%
Anglo American PLC	247,340	6,294,567
AstraZeneca PLC	221,610	14,322,006
Aviva PLC	518,335	4,121,959
Barclays PLC	2,686,710	10,454,334
BP PLC	3,321,660	26,580,988
Diageo PLC	444,465	13,789,822
GlaxoSmithKline PLC	872,330	23,145,265
HSBC Holdings PLC	3,310,870	33,532,283

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2014

Security	Shares	Value

National Grid PLC	684,335	$9,378,109
Prudential PLC	454,425	9,610,089
Rio Tinto PLC	220,365	12,261,359
Royal Dutch Shell PLC Class A	693,880	25,345,535
Royal Dutch Shell PLC Class B	439,900	17,164,744
Standard Chartered PLC	347,770	7,267,603
Vodafone Group PLC	4,751,755	17,451,921

		230,720,584
UNITED STATES — 49.06%
3M Co.	112,050	15,200,703
Bristol-Myers Squibb Co.	292,160	15,177,712
Caterpillar Inc.	113,295	11,258,124
Chevron Corp.	339,885	40,415,725
Citigroup Inc.	539,915	25,699,954
Coca-Cola Co. (The)	672,715	26,007,162
Colgate-Palmolive Co.	156,455	10,149,236
Dow Chemical Co. (The)	215,800	10,485,722
E.I. du Pont de Nemours and Co.	164,755	11,055,061
EMC Corp.	365,615	10,021,507
Exxon Mobil Corp.	769,410	75,155,969
Ford Motor Co.	700,935	10,934,586
General Electric Co.	1,786,160	46,243,682
Goldman Sachs Group Inc. (The)	74,700	12,239,595
Hewlett-Packard Co.	341,545	11,052,396
Intel Corp.	884,365	22,825,461
International Business Machines Corp.	174,300	33,551,007
J.P. Morgan Chase & Co.	673,960	40,916,112
Johnson & Johnson	503,810	49,489,256
Kimberly-Clark Corp.	68,060	7,503,615
Marsh & McLennan Companies Inc.	97,525	4,807,983
McDonald’s Corp.	176,375	17,290,041
Merck & Co. Inc.	523,315	29,708,593
Microsoft Corp.	1,343,355	55,064,121
Morgan Stanley	249,415	7,774,266
Nike Inc. Class B	132,800	9,808,608
PepsiCo Inc.	271,825	22,697,387
Pfizer Inc.	1,136,270	36,496,992
Philip Morris International Inc.	281,785	23,069,738
Procter & Gamble Co. (The)	481,400	38,800,840
Texas Instruments Inc.	192,975	9,098,771
Twenty-First Century Fox Inc. Class A	348,600	11,144,742
United Technologies Corp.	149,815	17,504,385

Security	Shares	Value

Wal-Mart Stores Inc.	286,765	$21,917,449

		790,566,501

TOTAL COMMON STOCKS
(Cost: $1,446,466,990)		1,602,102,126

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Bilbao Vizcaya Argentaria SAa	1,029,200	241,144

		241,144

TOTAL RIGHTS
(Cost: $238,307)		241,144

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,358,021	1,358,021

		1,358,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,358,021)		1,358,021

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $1,448,063,318)		1,603,701,291
Other Assets, Less Liabilities — 0.48%		7,734,183

NET ASSETS — 100.00%		$1,611,435,474

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 92.82%

AUSTRIA — 2.23%
Verbund AG	60,550	$1,245,953

		1,245,953
CHILE — 4.64%
Empresa Nacional de Electricidad SA SP ADR	60,000	2,590,800

		2,590,800
CHINA — 22.11%
China Datang Corp. Renewable Power Co. Ltd. Class H	2,150,000	340,916
China Everbright International Ltd.	2,010,000	2,751,845
China Longyuan Power Group Corp. Ltd. Class H	2,250,000	2,265,359
Dongfang Electric Corp. Ltd. Class Ha	320,000	498,334
GCL-Poly Energy Holdings Ltd.[b]	7,350,000	2,653,070
Hanergy Solar Group Ltd.[a,b]	9,900,000	1,557,035
Huaneng Renewables Corp. Class H	2,600,000	881,521
Trina Solar Ltd. SP ADR[a,b]	70,150	943,517
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	102,800	447,180

		12,338,777
DENMARK — 7.14%
Vestas Wind Systems A/Sb	99,100	3,984,490

		3,984,490
ITALY — 5.62%
Enel Green Power SpA	1,116,600	3,136,387

		3,136,387
JAPAN — 19.28%
Electric Power Development Co. Ltd.	77,000	2,179,492
Hokuriku Electric Power Co.	180,000	2,340,341
Kansai Electric Power Co. Inc. (The)[b]	196,300	2,018,563
Kyushu Electric Power Co. Inc.[b]	175,700	2,153,065
Tohoku Electric Power Co. Inc.	200,000	2,066,320

		10,757,781
NEW ZEALAND — 2.14%
Mighty River Power Ltd.	626,500	1,190,583

		1,190,583
NORWAY — 2.17%
REC Silicon ASA[b]	1,855,600	1,209,989

		1,209,989
PORTUGAL — 2.21%
EDP Renovaveis SAb	185,300	1,234,553

		1,234,553

Security	Shares	Value

SPAIN — 3.61%
Gamesa Corporacion Tecnologica SAb	185,650	$2,016,272

		2,016,272
UNITED STATES — 21.67%
Covanta Holding Corp.	120,500	2,175,025
First Solar Inc.[a,b]	61,350	4,281,616
GT Advanced Technologies Inc.[b]	117,050	1,995,703
Solarcity Corp.[a,b]	30,900	1,934,958
Solazyme Inc.[a,b]	42,300	491,103
SunPower Corp.[a,b]	37,500	1,209,750

		12,088,155

TOTAL COMMON STOCKS
(Cost: $41,939,434)		51,793,740

PREFERRED STOCKS — 6.76%

BRAZIL — 6.76%
Companhia Energetica de Minas Gerais SP ADR	374,567	2,547,056
Companhia Paranaense de Energia Class B SP ADR[a]	93,450	1,225,129

		3,772,185

TOTAL PREFERRED STOCKS
(Cost: $4,046,422)		3,772,185

SHORT-TERM INVESTMENTS — 13.57%

MONEY MARKET FUNDS — 13.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	7,134,887	7,134,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	371,732	371,732
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	66,130	66,130

		7,572,749

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,572,749)		7,572,749

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 113.15%
(Cost: $53,558,605)	$63,138,674
Other Assets, Less Liabilities — (13.15)%	(7,338,814)

NET ASSETS — 100.00%	$55,799,860

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.42%

AUSTRALIA — 7.48%
Macquarie Atlas Roads Group	1,338,910	$3,673,268
Qube Logistics Holdings Ltd.	2,080,001	4,299,104
Sydney Airport	3,870,997	15,033,026
Transurban Group	5,390,020	36,269,081

		59,274,479
BRAZIL — 1.17%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	164,069	1,519,279
Ultrapar Participacoes SA SP ADR	320,116	7,711,594

		9,230,873
CANADA — 9.74%
AltaGas Ltd.	91,680	3,762,722
Enbridge Inc.	624,761	28,420,611
Gibson Energy Inc.	92,444	2,401,241
Pembina Pipeline Corp.	239,896	9,124,198
TransCanada Corp.	531,171	24,182,417
Veresen Inc.	151,272	2,286,040
Westshore Terminals Investment Corp.	232,447	6,970,778

		77,148,007
CHILE — 0.64%
Empresa Nacional de Electricidad SA SP ADR	51,761	2,235,040
Enersis SA SP ADR	183,360	2,847,581

		5,082,621
CHINA — 4.52%
Beijing Enterprises Water Group Ltd.	1,910,000	1,337,016
China Gas Holdings Ltd.	1,146,000	1,790,567
China Longyuan Power Group Corp. Ltd. Class H	1,337,000	1,346,126
China Merchants Holdings (International) Co. Ltd.	4,202,000	14,436,326
China Resources and Transportation Group Ltd.[a,b]	49,400,000	2,611,044
China Resources Gas Group Ltd.	382,000	1,216,364
China Resources Power Holdings Co. Ltd.	815,600	2,123,890
COSCO Pacific Ltd.[a]	5,918,000	7,552,897
Hopewell Highway Infrastructure Ltd.	3,724,500	1,805,341

Security	Shares	Value

Huaneng Power International Inc. Class H SP ADR[a]	40,492	$1,551,249

		35,770,820
FRANCE — 7.82%
Aeroports de Paris	133,509	16,654,630
GDF Suez	718,733	19,673,186
Groupe Eurotunnel SA Registered	2,004,927	25,607,406

		61,935,222
GERMANY — 5.01%
E.ON SE	958,629	18,748,254
Fraport AG	127,970	9,563,031
Hamburger Hafen und Logistik AG	84,231	2,025,213
RWE AG	230,346	9,352,792

		39,689,290
ITALY — 7.31%
Ansaldo STS SpA	380,472	4,459,898
Atlantia SpA	1,312,934	33,748,121
Enel SpA	3,011,306	17,049,560
Societa Iniziative Autostradali e Servizi SpA	220,605	2,654,346

		57,911,925
JAPAN — 3.38%
Japan Airport Terminal Co. Ltd.	260,400	6,778,972
Kamigumi Co. Ltd.	921,000	8,969,879
Mitsubishi Logistics Corp.	593,000	8,268,661
Sumitomo Warehouse Co. Ltd. (The)	573,000	2,798,650

		26,816,162
MEXICO — 2.22%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	145,160	8,490,408
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	74,108	9,088,605

		17,579,013
NETHERLANDS — 0.34%
Koninklijke Vopak NV	48,705	2,720,683

		2,720,683
NEW ZEALAND — 1.51%
Auckland International Airport Ltd.	3,630,146	12,001,722

		12,001,722
SINGAPORE — 2.76%
Hutchison Port Holdings Trust[a]	19,864,000	12,911,600
SATS Ltd.	2,292,000	5,540,678

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2014

Security	Shares	Value

SIA Engineering Co.[a]	885,000	$3,406,147

		21,858,425
SPAIN — 6.05%
Abertis Infraestructuras SA	1,301,092	29,722,779
Iberdrola SA	2,601,229	18,198,184

		47,920,963
SWITZERLAND — 1.09%
Flughafen Zurich AG Registered	13,370	8,604,568

		8,604,568
UNITED KINGDOM — 7.56%
BBA Aviation PLC	1,710,405	9,461,283
Centrica PLC	2,520,054	13,851,714
National Grid PLC	1,840,667	25,224,453
SSE PLC	463,175	11,343,358

		59,880,808
UNITED STATES — 30.82%
American Electric Power Co. Inc.	233,020	11,804,793
Cheniere Energy Inc.[a,b]	164,833	9,123,507
Consolidated Edison Inc.	138,093	7,408,689
Dominion Resources Inc.	277,905	19,728,476
Duke Energy Corp.	335,778	23,914,109
Edison International	160,440	9,082,508
Exelon Corp.	421,155	14,133,962
Kinder Morgan Inc.	492,971	16,016,628
NextEra Energy Inc.	208,954	19,980,181
ONEOK Inc.	151,470	8,974,598
PG&E Corp.	218,313	9,431,122
PPL Corp.	302,735	10,032,638
Public Service Enterprise Group Inc.	245,053	9,346,321
SemGroup Corp. Class A	31,515	2,069,905
Sempra Energy	108,297	10,478,818
Southern Co. (The)	423,638	18,614,654
Spectra Energy Corp.	500,611	18,492,570
Teekay Corp.	28,459	1,600,534
Wesco Aircraft Holdings Inc.[a,b]	151,272	3,329,497
Williams Companies Inc. (The)	506,723	20,562,819

		244,126,329

TOTAL COMMON STOCKS
(Cost: $685,627,653)		787,551,910

Security	Shares	Value

PREFERRED STOCKS — 0.29%

BRAZIL — 0.29%
Companhia Energetica de Minas Gerais SP ADR	343,418	$2,335,242

		2,335,242

TOTAL PREFERRED STOCKS
(Cost: $2,671,564)		2,335,242

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	7,057,369	7,057,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	367,693	367,693
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	844,603	844,603

		8,269,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,269,665)		8,269,665

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $696,568,882)		798,156,817
Other Assets, Less Liabilities — (0.75)%		(5,971,697)

NET ASSETS — 100.00%		$792,185,120

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL NUCLEAR ENERGY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 0.72%
Paladin Energy Ltd.[a,b]	148,104	$63,831

		63,831
CANADA — 5.84%
Cameco Corp.	18,684	428,441
Denison Mines Corp.[a]	62,364	92,098

		520,539
CHINA — 1.34%
Shanghai Electric Group Co. Ltd. Class H	336,000	119,117

		119,117
FINLAND — 4.82%
Fortum OYJ	18,912	430,080

		430,080
FRANCE — 4.10%
Electricite de France	9,240	365,686

		365,686
GERMANY — 4.82%
E.ON SE	21,996	430,184

		430,184
JAPAN — 25.17%
JGC Corp.	18,000	627,470
Kansai Electric Power Co. Inc. (The)[a]	19,200	197,435
Mitsubishi Electric Corp.	60,000	676,992
Mitsubishi Heavy Industries Ltd.	113,000	655,057
Tokyo Electric Power Co. Inc.[a]	21,600	87,251

		2,244,205
SOUTH KOREA — 2.66%
Korea Electric Power Corp. SP ADR[a]	13,800	236,946

		236,946
SPAIN — 4.88%
Iberdrola SA	62,197	435,130

		435,130
UNITED KINGDOM — 4.92%
AMEC PLC	23,436	438,380

		438,380
UNITED STATES — 39.85%
Babcock & Wilcox Co. (The)	4,632	153,782
Dominion Resources Inc.	10,908	774,359
Duke Energy Corp.	9,876	703,369
Entergy Corp.	4,644	310,451

Security	Shares	Value

Exelon Corp.	13,056	$438,159
FirstEnergy Corp.	11,316	385,084
NextEra Energy Inc.	8,232	787,144

		3,552,348

TOTAL COMMON STOCKS
(Cost: $8,006,806)		8,836,446

PREFERRED STOCKS — 0.50%

BRAZIL — 0.50%
Centrais Eletricas Brasileiras SA Class B SP ADR	9,384	44,105

		44,105

TOTAL PREFERRED STOCKS
(Cost: $96,459)		44,105

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	70,385	70,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	3,667	3,667
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,692	1,692

		75,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,744)		75,744

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $8,179,009)		8,956,295
Other Assets, Less Liabilities — (0.47)%		(41,794)

NET ASSETS — 100.00%		$8,914,501

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® GLOBAL TIMBER & FORESTRY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 96.06%

BRAZIL — 2.97%
Fibria Celulose SA SP ADR[a,b]	877,338	$9,703,358

		9,703,358
CANADA — 12.13%
Canfor Corp.[a]	642,495	15,192,860
West Fraser Timber Co. Ltd.	535,940	24,520,924

		39,713,784
FINLAND — 8.13%
Stora Enso OYJ Class R	1,233,928	13,205,631
UPM-Kymmene OYJ	784,076	13,410,896

		26,616,527
HONG KONG — 1.59%
Nine Dragons Paper (Holdings) Ltd.[b]	6,692,000	5,210,702

		5,210,702
IRELAND — 3.73%
Smurfit Kappa Group PLC	503,868	12,222,423

		12,222,423
JAPAN — 8.84%
Nippon Paper Industries Co. Ltd.	462,600	8,736,777
Oji Holdings Corp.	3,036,000	13,619,770
Sumitomo Forestry Co. Ltd.	654,100	6,586,413

		28,942,960
SOUTH AFRICA — 1.95%
Sappi Ltd.[a]	1,814,600	6,383,423

		6,383,423
SWEDEN — 2.25%
Holmen AB Class B	201,083	7,365,905

		7,365,905
UNITED KINGDOM — 3.97%
Mondi PLC	742,087	12,977,918

		12,977,918
UNITED STATES — 50.50%
Deltic Timber Corp.	88,409	5,766,919
International Paper Co.	284,006	13,030,195
KapStone Paper and Packaging Corp.[a]	318,399	9,182,627
MeadWestvaco Corp.	354,058	13,326,743
Packaging Corp. of America	179,139	12,606,012
Plum Creek Timber Co. Inc.[b]	618,441	25,999,260
Potlatch Corp.[b]	320,931	12,416,821
Rayonier Inc.[b]	580,042	26,629,728

Security	Shares	Value

Resolute Forest Products Inc.[a]	373,048	$7,494,534
Sonoco Products Co.	314,812	12,913,588
Weyerhaeuser Co.	882,402	25,898,499

		165,264,926

TOTAL COMMON STOCKS
(Cost: $257,380,791)		314,401,926

PREFERRED STOCKS — 3.67%

BRAZIL — 3.67%
Klabin SA	11,626,100	12,004,792

		12,004,792

TOTAL PREFERRED STOCKS
(Cost: $14,906,416)		12,004,792

SHORT-TERM INVESTMENTS — 5.40%

MONEY MARKET FUNDS — 5.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,368,637	16,368,637
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	852,816	852,816
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	440,382	440,382

		17,661,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,661,835)		17,661,835

TOTAL INVESTMENTS IN SECURITIES — 105.13%
(Cost: $289,949,042)		344,068,553
Other Assets, Less Liabilities — (5.13)%		(16,785,127)

NET ASSETS — 100.00%		$327,283,426

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,446,705,297	$45,985,856	$688,299,217
Affiliated (Note 2)	1,358,021	7,572,749	8,269,665

Total cost of investments	$1,448,063,318	$53,558,605	$696,568,882

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,602,343,270	$55,565,925	$789,887,152
Affiliated (Note 2)	1,358,021	7,572,749	8,269,665

Total fair value of investments	1,603,701,291	63,138,674	798,156,817
Foreign currency, at value[b]	2,734,989	51,032	2,581,112
Receivables:
Investment securities sold	—	—	28,716,655
Due from custodian (Note 4)	314,367	29,072	181,745
Dividends and Interest	5,409,760	138,014	1,056,923
Capital shares sold	123,907	—	551,365

Total Assets	1,612,284,314	63,356,792	831,244,617

LIABILITIES
Payables:
Investment securities purchased	314,367	29,072	31,337,011
Collateral for securities on loan (Note 1)	—	7,506,619	7,425,062
Investment advisory fees (Note 2)	534,473	21,241	297,424

Total Liabilities	848,840	7,556,932	39,059,497

NET ASSETS	$1,611,435,474	$55,799,860	$792,185,120

Net assets consist of:
Paid-in capital	$1,571,083,659	$101,527,437	$742,090,500
Undistributed net investment income	25,244,455	—	3,339,232
Accumulated net realized loss	(140,577,992)	(55,307,624)	(54,848,371)
Net unrealized appreciation	155,685,352	9,580,047	101,603,759

NET ASSETS	$1,611,435,474	$55,799,860	$792,185,120

Shares outstanding[c]	20,750,000	5,000,000	19,100,000

Net asset value per share	$77.66	$11.16	$41.48

[a]	Securities on loan with values of $ —, $7,102,464 and $7,132,643, respectively. See Note 1.
[b]	Cost of foreign currency: $2,726,430, $50,635 and $2,574,852, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares Global Nuclear Energy ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,103,265	$272,287,207
Affiliated (Note 2)	75,744	17,661,835

Total cost of investments	$8,179,009	$289,949,042

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,880,551	$326,406,718
Affiliated (Note 2)	75,744	17,661,835

Total fair value of investments	8,956,295	344,068,553
Foreign currency, at value[b]	6,677	180,711
Receivables:
Investment securities sold	177,967	19,092,536
Dividends and interest	25,275	544,789

Total Assets	9,166,214	363,886,589

LIABILITIES
Payables:
Investment securities purchased	174,118	19,248,730
Collateral for securities on loan (Note 1)	74,052	17,221,453
Investment advisory fees (Note 2)	3,543	132,980

Total Liabilities	251,713	36,603,163

NET ASSETS	$8,914,501	$327,283,426

Net assets consist of:
Paid-in capital	$12,563,359	$307,972,926
Undistributed net investment income	52,556	—
Accumulated net realized loss	(4,478,952)	(34,806,652)
Net unrealized appreciation	777,538	54,117,152

NET ASSETS	$8,914,501	$327,283,426

Shares outstanding[c]	240,000	6,330,000

Net asset value per share	$37.14	$51.70

[a]	Securities on loan with values of $63,831 and $16,697,419, respectively. See Note 1.
[b]	Cost of foreign currency: $6,608 and $180,864, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$57,892,343 [b]	$570,280	$24,996,045
Interest — affiliated (Note 2)	346	9	131
Securities lending income — affiliated (Note 2)	11,841	234,004	26,801

Total investment income	57,904,530	804,293	25,022,977

EXPENSES
Investment advisory fees (Note 2)	5,599,180	200,219	2,766,014

Total expenses	5,599,180	200,219	2,766,014

Net investment income	52,305,350	604,074	22,256,963

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,955,331)	(995,665)	(19,857,273)
In-kind redemptions — unaffiliated	—	—	14,147,158
Foreign currency transactions	238,453	(1,747)	(52,417)

Net realized loss	(17,716,878)	(997,412)	(5,762,532)

Net change in unrealized appreciation/depreciation on:
Investments	190,057,271	16,566,880	78,554,996
Translation of assets and liabilities in foreign currencies	41,568	210	15,314

Net change in unrealized appreciation/depreciation	190,098,839	16,567,090	78,570,310

Net realized and unrealized gain	172,381,961	15,569,678	72,807,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$224,687,311	$16,173,752	$95,064,741

[a]	Net of foreign withholding tax of $2,105,008, $48,844 and $1,740,181, respectively.
[b]	Includes $14,648,526 related to a one-time special distribution from Vodafone Group PLC.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares Global Nuclear Energy ETF	iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$308,618	$6,357,323
Interest — affiliated (Note 2)	2	65
Securities lending income — affiliated (Note 2)	144	231,089

Total investment income	308,764	6,588,477

EXPENSES
Investment advisory fees (Note 2)	41,810	1,531,328

Total expenses	41,810	1,531,328

Net investment income	266,954	5,057,149

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(820,126)	(10,330,348)
In-kind redemptions — unaffiliated	143,088	8,613,225
Foreign currency transactions	(1,396)	(64,158)

Net realized loss	(678,434)	(1,781,281)

Net change in unrealized appreciation/depreciation on:
Investments	1,854,285	16,424,226
Translation of assets and liabilities in foreign currencies	170	(3,642)

Net change in unrealized appreciation/depreciation	1,854,455	16,420,584

Net realized and unrealized gain	1,176,021	14,639,303

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,442,975	$19,696,452

[a]	Net of foreign withholding tax of $21,068 and $341,922, respectively.

See notes to financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,305,350	$31,057,659	$604,074	$979,541
Net realized loss	(17,716,878)	(2,359,292)	(997,412)	(18,017,235)
Net change in unrealized appreciation/depreciation	190,098,839	67,127,479	16,567,090	11,478,590

Net increase (decrease) in net assets resulting from operations	224,687,311	95,825,846	16,173,752	(5,559,104)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,106,933)	(29,872,773)	(723,929)	(1,051,998)
Return of capital	—	—	(217,106)	—

Total distributions to shareholders	(35,106,933)	(29,872,773)	(941,035)	(1,051,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	244,327,128	117,454,038	12,377,873	1,596,185
Cost of shares redeemed	—	(73,877,647)	—	(1,393,924)

Net increase in net assets from capital share transactions	244,327,128	43,576,391	12,377,873	202,261

INCREASE (DECREASE) IN NET ASSETS	433,907,506	109,529,464	27,610,590	(6,408,841)

NET ASSETS
Beginning of year	1,177,527,968	1,067,998,504	28,189,270	34,598,111

End of year	$1,611,435,474	$1,177,527,968	$55,799,860	$28,189,270

Undistributed net investment income included in net assets at end of year	$25,244,455	$7,807,585	$—	$121,602

SHARES ISSUED AND REDEEMED
Shares sold	3,350,000	1,750,000	1,200,000	200,000
Shares redeemed	—	(1,150,000)	—	(200,000)

Net increase in shares outstanding	3,350,000	600,000	1,200,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Nuclear Energy ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,256,963	$15,211,177	$266,954	$274,633
Net realized gain (loss)	(5,762,532)	21,060,323	(678,434)	(1,778,295)
Net change in unrealized appreciation/depreciation	78,570,310	(2,221,179)	1,854,455	819,317

Net increase (decrease) in net assets resulting from operations	95,064,741	34,050,321	1,442,975	(684,345)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,458,672)	(16,715,289)	(265,611)	(306,778)

Total distributions to shareholders	(19,458,672)	(16,715,289)	(265,611)	(306,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	347,848,839	80,627,098	—	—
Cost of shares redeemed	(43,802,746)	(121,375,952)	(1,386,685)	(1,883,609)

Net increase (decrease) in net assets from capital share transactions	304,046,093	(40,748,854)	(1,386,685)	(1,883,609)

INCREASE (DECREASE) IN NET ASSETS	379,652,162	(23,413,822)	(209,321)	(2,874,732)

NET ASSETS
Beginning of year	412,532,958	435,946,780	9,123,822	11,998,554

End of year	$792,185,120	$412,532,958	$8,914,501	$9,123,822

Undistributed net investment income included in net assets at end of year	$3,339,232	$371,608	$52,556	$52,609

SHARES ISSUED AND REDEEMED
Shares sold	9,100,000	2,300,000	—	—
Shares redeemed	(1,100,000)	(3,500,000)	(40,000)	(60,000)

Net increase (decrease) in shares outstanding	8,000,000	(1,200,000)	(40,000)	(60,000)

See notes to financial statements.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Timber & Forestry ETF
	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,057,149	$2,580,229
Net realized loss	(1,781,281)	(16,383,693)
Net change in unrealized appreciation/depreciation	16,420,584	61,181,855

Net increase in net assets resulting from operations	19,696,452	47,378,391

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,270,348)	(2,307,707)

Total distributions to shareholders	(5,270,348)	(2,307,707)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,017,195	97,575,852
Cost of shares redeemed	(26,586,033)	(10,467,664)

Net increase in net assets from capital share transactions	17,431,162	87,108,188

INCREASE IN NET ASSETS	31,857,266	132,178,872

NET ASSETS
Beginning of year	295,426,160	163,247,288

End of year	$327,283,426	$295,426,160

SHARES ISSUED AND REDEEMED
Shares sold	900,000	2,220,000
Shares redeemed	(510,000)	(240,000)

Net increase in shares outstanding	390,000	1,980,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$67.67	$63.57	$65.10	$60.68	$42.32

Income from investment operations:
Net investment income[a]	2.72 [b]	1.84	1.85	1.47	1.51
Net realized and unrealized gain (loss)[c]	9.10	4.05	(1.59)	4.32	18.52

Total from investment operations	11.82	5.89	0.26	5.79	20.03

Less distributions from:
Net investment income	(1.83)	(1.79)	(1.79)	(1.37)	(1.67)

Total distributions	(1.83)	(1.79)	(1.79)	(1.37)	(1.67)

Net asset value, end of year	$77.66	$67.67	$63.57	$65.10	$60.68

Total return	17.77%	9.64%	0.57%	9.87%	48.05%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,611,435	$1,177,528	$1,067,999	$1,110,015	$843,464
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.74%[b]	2.95%	3.03%	2.47%	2.72%
Portfolio turnover rate[d]	5%	5%	4%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$7.42	$9.10	$18.73	$18.98	$17.30

Income from investment operations:
Net investment income[a]	0.14	0.26	0.45	0.25	0.29
Net realized and unrealized gain (loss)[b]	3.82	(1.66)	(9.68)	(0.20)	1.68

Total from investment operations	3.96	(1.40)	(9.23)	0.05	1.97

Less distributions from:
Net investment income	(0.17)	(0.28)	(0.40)	(0.28)	(0.29)
Return of capital	(0.05)	—	—	(0.02)	—

Total distributions	(0.22)	(0.28)	(0.40)	(0.30)	(0.29)

Net asset value, end of year	$11.16	$7.42	$9.10	$18.73	$18.98

Total return	54.02%[c]	(15.79)%[d]	(49.53)%	0.55%	11.18%

Ratios/Supplemental data:
Net assets, end of year (000s)	$55,800	$28,189	$34,598	$74,921	$68,336
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.44%	3.61%	3.66%	1.47%	1.33%
Portfolio turnover rate[e]	27%	44%	58%	39%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013 was -15.33%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$37.17	$35.44	$36.75	$34.18	$24.34

Income from investment operations:
Net investment income[a]	1.46	1.37	1.45	1.13	1.11
Net realized and unrealized gain (loss)[b]	4.19	1.82	(1.31)	2.74	9.87

Total from investment operations	5.65	3.19	0.14	3.87	10.98

Less distributions from:
Net investment income	(1.34)	(1.46)	(1.45)	(1.30)	(1.14)

Total distributions	(1.34)	(1.46)	(1.45)	(1.30)	(1.14)

Net asset value, end of year	$41.48	$37.17	$35.44	$36.75	$34.18

Total return	15.91%	9.36%	0.65%	11.77%	45.76%

Ratios/Supplemental data:
Net assets, end of year (000s)	$792,185	$412,533	$435,947	$518,216	$481,971
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.84%	3.91%	4.15%	3.32%	3.46%
Portfolio turnover rate[c]	16%	10%	16%	17%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Nuclear Energy ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$32.59	$35.29	$41.23	$40.44	$30.22

Income from investment operations:
Net investment income[a]	1.07	0.89	0.94	1.00	0.70
Net realized and unrealized gain (loss)[b]	4.59	(2.59)	(5.87)	1.16	10.15

Total from investment operations	5.66	(1.70)	(4.93)	2.16	10.85

Less distributions from:
Net investment income	(1.11)	(1.00)	(1.01)	(1.37)	(0.63)

Total distributions	(1.11)	(1.00)	(1.01)	(1.37)	(0.63)

Net asset value, end of year	$37.14	$32.59	$35.29	$41.23	$40.44

Total return	17.61%[c]	(4.55)%[c]	(11.97)%	5.44%	36.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,915	$9,124	$11,999	$17,318	$17,794
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.05%	2.77%	2.60%	2.46%	1.74%
Portfolio turnover rate[d]	47%	45%	50%	40%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 17.79% and -4.70%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$49.74	$41.22	$50.64	$41.26	$22.10

Income from investment operations:
Net investment income[a]	0.79	0.57	0.72	1.66	0.39
Net realized and unrealized gain (loss)[b]	1.99	8.53	(9.24)	8.83	19.20

Total from investment operations	2.78	9.10	(8.52)	10.49	19.59

Less distributions from:
Net investment income	(0.82)	(0.58)	(0.90)	(1.11)	(0.38)
Return of capital	—	—	—	—	(0.05)

Total distributions	(0.82)	(0.58)	(0.90)	(1.11)	(0.43)

Net asset value, end of year	$51.70	$49.74	$41.22	$50.64	$41.26

Total return	5.63%[c]	22.75%[c]	(16.72)%	26.04%	88.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$327,283	$295,426	$163,247	$279,537	$49,515
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.58%	1.35%	1.75%	3.70%	1.11%
Portfolio turnover rate[d]	29%	15%	21%	23%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 5.78% and 22.57%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2014 and March 31, 2013 were 28% and 15%, respectively. See Note 4.

See notes to financial statements.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
Global 100	iShares S&P Global 100 Index Fund	Diversified
Global Clean Energy	iShares S&P Global Clean Energy Index Fund	Non-diversified
Global Infrastructure	iShares S&P Global Infrastructure Index Fund	Diversified
Global Nuclear Energy	iShares S&P Global Nuclear Energy Index Fund	Non-diversified
Global Timber & Forestry	iShares S&P Global Timber & Forestry Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2014, the value of each the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

The iShares Global Timber & Forestry ETF had transfers from Level 2 to Level 1 during the year ended March 31, 2014 in the amount of $8,769,955, measured as of the beginning of the period, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Global Clean Energy	$7,102,464
Global Infrastructure	7,132,643
Global Nuclear Energy	63,831
Global Timber & Forestry	16,697,419

As of March 31, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure, iShares Global Nuclear Energy and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Global 100	$6,376
Global Clean Energy	111,227
Global Infrastructure	13,656
Global Nuclear Energy	61
Global Timber & Forestry	115,277

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Global 100	$80,781,990	$64,421,137
Global Clean Energy	10,838,568	11,136,542
Global Infrastructure	98,412,422	92,642,476
Global Nuclear Energy	4,062,921	4,082,681
Global Timber & Forestry	93,810,426	91,084,548

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$242,626,610	$—
Global Clean Energy	12,294,807	—
Global Infrastructure	344,565,568	43,487,726
Global Nuclear Energy	—	1,361,859
Global Timber & Forestry	41,443,835	25,007,696

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global 100	$(949,071)	$238,453	$710,618
Global Clean Energy	—	(1,747)	1,747
Global Infrastructure	13,064,221	169,333	(13,233,554)
Global Nuclear Energy	28,734	(1,396)	(27,338)
Global Timber & Forestry	8,057,542	213,199	(8,270,741)

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
Global 100
Ordinary income	$35,106,933	$29,872,773

Global Clean Energy
Ordinary income	$723,929	$1,051,998
Return of capital	217,106	—

	$941,035	$1,051,998

Global Infrastructure
Ordinary income	$19,458,672	$16,715,289

Global Nuclear Energy
Ordinary income	$265,611	$306,778

Global Timber & Forestry
Ordinary income	$5,270,348	$2,307,707

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Global 100	$25,250,779	$(99,215,961)	$114,982,729	$(665,732)	$40,351,815
Global Clean Energy	—	(51,424,190)	5,829,155	(132,542)	(45,727,577)
Global Infrastructure	3,652,423	(34,073,103)	82,973,791	(2,458,491)	50,094,620
Global Nuclear Energy	52,556	(3,881,296)	390,096	(210,214)	(3,648,858)
Global Timber & Forestry	—	(30,915,786)	50,734,369	(508,083)	19,310,500

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$30,293,700	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$99,215,961
Global Clean Energy	37,281,472	—	2,161,286	1,739,302	10,242,130	51,424,190
Global Infrastructure	11,290,548	—	1,561,517	18,904,786	2,316,252	34,073,103
Global Nuclear Energy	3,313,741	—	293,258	96,039	178,258	3,881,296
Global Timber & Forestry	30,915,786	—	—	—	—	30,915,786

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,488,765,941	$262,884,564	$(147,949,214)	$114,935,350
Global Clean Energy	57,309,497	11,879,694	(6,050,517)	5,829,177
Global Infrastructure	715,198,850	121,098,696	(38,140,729)	82,957,967
Global Nuclear Energy	8,566,451	1,293,140	(903,296)	389,844
Global Timber & Forestry	293,331,825	58,380,939	(7,644,211)	50,736,728

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF, iShares Global Nuclear Energy ETF and iShares Global Timber & Forestry ETF, (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global 100	$30,519,081	$2,105,008
Global Clean Energy	561,027	48,844
Global Infrastructure	19,719,952	1,740,025
Global Nuclear Energy	194,167	21,068

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Global 100	34.45%
Global Clean Energy	10.12
Global Infrastructure	31.05
Global Nuclear Energy	47.28
Global Timber & Forestry	36.29

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
Global 100	$37,211,941
Global Clean Energy	604,542
Global Infrastructure	21,198,697
Global Nuclear Energy	286,679
Global Timber & Forestry	5,270,348

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	47

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global 100	$1.761490	$—	$0.065985	$1.827475	96%	—%	4%		100%
Global Clean Energy	0.139320	—	0.080565	0.219885	63	—	37		100
Global Infrastructure	1.338383	—	0.006514	1.344897	100	—	0	[a]	100
Global Timber & Forestry	0.756819	—	0.061908	0.818727	92	—	8		100

[a]	Rounds to less than 0.01%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	12	0.91
Greater than 0.5% and Less than 1.0%	83	6.29
Between 0.5% and –0.5%	1,138	86.27
Less than –0.5% and Greater than –1.0%	70	5.31
Less than –1.0% and Greater than –1.5%	10	0.76
Less than –1.5%	2	0.15

	1,319	100.00%

iShares Global Clean Energy ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	7	0.53
Greater than 1.5% and Less than 2.0%	14	1.06
Greater than 1.0% and Less than 1.5%	46	3.49
Greater than 0.5% and Less than 1.0%	196	14.86
Between 0.5% and –0.5%	878	66.56
Less than –0.5% and Greater than –1.0%	119	9.02
Less than –1.0% and Greater than –1.5%	41	3.11
Less than –1.5% and Greater than –2.0%	9	0.68
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	49

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Infrastructure ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.15%
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	12	0.91
Greater than 1.0% and Less than 1.5%	25	1.90
Greater than 0.5% and Less than 1.0%	188	14.25
Between 0.5% and –0.5%	963	73.01
Less than –0.5% and Greater than –1.0%	87	6.60
Less than –1.0% and Greater than –1.5%	28	2.12
Less than –1.5% and Greater than –2.0%	6	0.45
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

iShares Global Nuclear Energy ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.15%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	8	0.61
Greater than 1.0% and Less than 1.5%	18	1.36
Greater than 0.5% and Less than 1.0%	124	9.40
Between 0.5% and –0.5%	953	72.24
Less than –0.5% and Greater than –1.0%	161	12.20
Less than –1.0% and Greater than –1.5%	37	2.81
Less than –1.5% and Greater than –2.0%	8	0.61
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,319	100.00%

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Timber & Forestry ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	23	1.74
Greater than 0.5% and Less than 1.0%	106	8.04
Between 0.5% and –0.5%	1,129	85.59
Less than –0.5% and Greater than –1.0%	47	3.56
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	51

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation (s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation (s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	53

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation (s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation (s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	55

Notes

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes

NOTES	57

Notes

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-33-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Asia 50 ETF | AIA | NYSE Arca
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares Japan Large-Cap ETF | ITF | NYSE Arca
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

INTERNATIONAL MARKET OVERVIEW

International equities delivered solid performance for the 12-month period ended March 31, 2014 (the “reporting period”), although uneven economic recovery in Europe, U.S. Federal Reserve Bank ( the “Fed”) actions, and slower economic growth in China kept volatility levels elevated.

European equities delivered some of the strongest returns for the reporting period. For Europe, the reporting period began on a positive note. For the second quarter of 2013, the eurozone as a whole experienced its first positive quarter of gross domestic product (“GDP”) growth since 2011, with GDP growth of 0.30%. Underlying the GDP figures for the area, Germany and France experienced positive economic growth of 0.7% and 0.5%, respectively, while Spain’s and Italy’s economies contracted less than in previous quarters. GDP levels generally improved through the reporting period, driven largely by stronger-than-expected growth in Germany and France. Peripheral countries began to see improvement in economic activity, with Spain achieving positive GDP growth for the fourth quarter of 2013. However, unemployment levels remained stubbornly low among European markets. Spain’s unemployment rate climbed above 25%, and France’s rose above 10% during the course of the reporting period. The U.K. experienced healthy economic growth, achieving annual GDP growth of 2.7% for the fourth quarter of 2013.

Japanese equities achieved positive, albeit muted, returns. At the beginning of the reporting period, the Bank of Japan took decisive action to improve economic conditions through quantitative easing, instituting a plan in early 2013 to purchase 7.5 trillion yen in bonds per month. Markets responded positively to the plan, with the Nikkei Index rallying and the Japanese yen falling. A declining yen helped export levels, although not to the extent that had been expected. In February 2014, export levels grew by 9.8% versus February 2013, short of the 12.4% rise that analysts had expected. GDP growth turned positive in the second quarter of 2013 and improved for the third and fourth quarters of 2013. The fourth quarter 2013 figures were revised downward in early 2014, however, and disappointing economic data provided cause for concern that Japan’s growth trajectory might have slowed in the first quarter of 2014. Personal spending improved through the course of the reporting period, although consumer confidence weakened.

Emerging market countries generally lagged developed markets, collectively declining for the reporting period. During the reporting period, economic growth continued to slow in China. For 2013 as a whole, GDP was 7.7%, far below the country’s pace of growth in earlier years. China’s equity market did register modestly positive results, however. Reduced demand from China, as well as the European Union, hurt export markets in neighboring Asian countries, as well as Brazil and other Latin American countries, hampering growth in their economies. Latin American equities were some of the worst performers in the reporting period, generally lagging Asian emerging markets, as they suffered from weak commodities prices for much of the reporting period. Concern about the Fed tapering its bond-buying program led investors to abandon emerging market holdings, including both bonds and stocks. In the past several years, emerging markets have benefited from investors seeking higher yielding alternatives in a low-interest rate environment.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ASIA 50 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.63%	1.07%	2.13%	1.63%	1.07%	2.13%
5 Years	15.08%	15.04%	15.72%	101.84%	101.48%	107.56%
Since Inception	1.23%	1.21%	1.76%	8.14%	7.97%	11.77%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.00	$2.49	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ASIA 50 ETF

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 1.63%, net of fees, while the total return for the Index was 2.13%.

Asian markets, as represented by the Index, achieved modest gains during the reporting period, lagging broader global equity markets.

Economic growth in China remained slower during the reporting period. The country registered annual GDP growth of 7.7% for all of 2013, matching its 7.7% growth rate of 2012, but significantly lagging its 9.3% and 10.5% rates of growth in 2011 and 2010, respectively. For the first quarter of 2014, GDP growth slowed to 7.4%. Factory output growth fell to a five-month low in December 2013, and oil consumption in China, the world’s second-largest oil consumer, increased at its slowest rate in five years.

In response to slowing conditions, the Chinese government enacted measures designed to support growth, including a tax break for small- and mid-sized companies and accelerated levels of financing for infrastructure projects.

Slower growth in China weighed somewhat on the economies of surrounding Asian countries, which have relied heavily on exports to China. Hong Kong and South Korea, for example, historically send 55% and 30%, respectively, of their exports to China. During much of the reporting period, the export levels to surrounding Asian neighbors slowed. In March 2014, though, some markets did show a slight increase in export levels: Taiwan’s exports to the U.S. and Europe grew 10% compared with the previous year, but its exports to China declined 3.7%, resulting in a total increase in exports of just 2%. South Korea’s exports to the U.S. grew 17%, but exports to China increased only 4.5%, resulting in overall export growth of 5.2%.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	34.30%
Information Technology	25.01
Consumer Discretionary	10.62
Telecommunication Services	7.00
Materials	6.36
Energy	6.09
Industrials	5.71
Utilities	3.29
Consumer Staples	1.62

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/14

Country	Percentage of Total Investments*

South Korea	26.84%
China	23.54
Hong Kong	20.87
Taiwan	19.11
Singapore	9.64

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.01)%	(3.28)%	(1.68)%	(3.01)%	(3.28)%	(1.68)%
Since Inception	9.58%	9.59%	9.42%	55.04%	55.07%	53.88%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.80	$3.79	$1,000.00	$1,021.20	$3.78	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was -3.01%, net of fees, while the total return for the Index was -1.68%.

Emerging markets infrastructure-related stocks, as represented by the Index, declined modestly for the reporting period and underperformed broader global equity indexes.

China, the largest country in the Index, continued to invest in infrastructure regardless of its slowing economic growth. With an annual infrastructure spending level that exceeded that of the U.S. and the European Union on an absolute basis, China invested heavily in capital works projects, urban public facilities, and its national rail network. In March 2014, China announced plans to invest more than $162 billion redeveloping shantytowns in the remainder of 2014 in an effort to boost its urban population to support growth through domestic consumption.

Brazil was the second-largest country in the Index. Only 1.5% of Brazil’s GDP has historically gone toward infrastructure investment, compared with 3.8% on average globally. The total value of Brazil’s infrastructure was estimated at 16% of GDP, versus an average of 71% for large economies globally. In preparation for the 2014 World Cup and the 2016 Olympic Games, Brazil struggled to vastly improve its long-neglected infrastructure to accommodate visitors to both events. Despite planning more than 50 projects relating to airports and subway lines in preparation for the World Cup, though, only seven were completed by March 2014, just three months before the competition. The Brazilian government announced that it had budgeted an estimated $2.3 billion on infrastructure spending for the 2016 Olympic Games, including spending for 24 approved projects. However, Olympic officials criticized Brazil for slow progress in preparation for the games. Brazil’s equity market declined during the reporting period, detracting from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Transportation Infrastructure	40.50%
Electric Utilities	21.33
Independent Power Producers & Energy Traders	11.08
Oil, Gas & Consumable Fuels	10.96
Energy Equipment & Services	7.26
Gas Utilities	4.72
Water Utilities	4.15

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/14

Country	Percentage of Total Investments*

China	36.01%
Brazil	26.06
Mexico	8.05
Chile	7.88
South Korea	6.40
Malaysia	6.11
Thailand	3.77
Russia	2.91
Philippines	2.81

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® EUROPE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.75%	24.93%	25.33%	24.75%	24.93%	25.33%
5 Years	16.99%	17.01%	17.48%	119.19%	119.36%	123.76%
10 Years	7.05%	6.98%	7.46%	97.70%	96.42%	105.37%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,100.50	$3.14	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EUROPE ETF

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 24.75%, net of fees, while the total return for the Index was 25.33%.

European equity markets, as represented by the Index, achieved healthy gains and outpaced the performance of broader global equity markets.

European equities achieved gains during the reporting period as the European Union emerged from its longest recession since the introduction of the single currency for the collective countries. Although GDP for the European Union as a whole turned positive in the second quarter of 2013, unemployment levels remained stubbornly high throughout the eurozone. For the fourth quarter of 2013, though, stronger-than-expected growth in Germany and France drove the recovery. In Germany, a rise in exports and capital investment fueled a 1.3% GDP growth rate in the fourth quarter of 2013 over the same quarter of the previous year. France’s economy expanded by 0.8% in the fourth quarter of 2013 over the same quarter of the previous year.

The UK, which comprised approximately 31% of the Index at the end of the reporting period, has experienced positive GDP growth since the first quarter of 2010. Throughout the reporting period, annual GDP growth expanded, gaining 2.7% for the fourth quarter of 2013 as the Bank of England held the benchmark interest rate steady at 0.50%.

Switzerland also experienced economic expansion throughout the reporting period, although its annual GDP growth rate declined in the fourth quarter of 2013 to 1.7% versus 2.1% in the third quarter of 2013.

Spain appeared to be climbing out of recession. Although its annual GDP levels contracted throughout the reporting period, they did so at a smaller pace as the reporting period progressed: fourth quarter 2013 levels stood at -0.2%, versus -2.0% in the first quarter of 2013. Unemployment climbed above 25%, though, while debt levels remained high.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	21.87%
Health Care	13.20
Consumer Staples	12.99
Industrials	11.43
Consumer Discretionary	10.15
Energy	9.33
Materials	8.13
Telecommunication Services	4.84
Utilities	4.55
Information Technology	3.51

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

United Kingdom	31.48%
France	15.65
Germany	13.65
Switzerland	13.64
Spain	5.14
Sweden	4.89
Italy	4.09
Netherlands	3.97
Denmark	2.04
Belgium	1.83

TOTAL	96.38%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.26%	(0.08)%	0.34%	0.26%	(0.08)%	0.34%
5 Years	19.73%	19.67%	19.84%	146.07%	145.41%	147.14%
Since Inception	(0.13)%	(0.12)%	(0.22)%	(0.84)%	(0.80)%	(1.46)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$990.20	$2.38	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex US Property Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 0.26%, net of fees, while the total return for the Index was 0.34%.

International property-related stocks, as measured by the Index, delivered modest gains during the reporting period and lagged the performance of broader global equity indexes.

Early in the reporting period, international real estate investment trusts (“REITs”) performed well as investors sought higher-yielding investment choices in a low-interest-rate environment. In May 2013, however, the environment changed when the Fed indicated that it might begin scaling back, or tapering its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. These comments caused a selloff in REITs, which are sensitive to changes in interest rates. Like bonds, prices of REITs fall when yields rise.

In the final months of the reporting period, market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth. REITs retraced some of their earlier losses and finished the reporting period on positive ground, largely due to the income component of their total returns.

The real estate investments in the Index’s allocation to Asia accounted for the majority of the Index’s performance during the reporting period, as Japan, Hong Kong, and Australia comprised the majority of the Index. Japanese REITs mirrored the sluggishness in the Japanese economy, with apartment vacancy rates remaining high, although office vacancy rates declined during the course of the reporting period. In Hong Kong, where economic growth was tepid, office vacancies climbed as rents declined. Similarly, Australia’s continued struggle with economic sluggishness was reflected in vacancy rates that remained persistently high.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector/Investment Type	Percentage of Total Investments*

Diversified Real Estate Activities	27.63%
Retail REITs	18.51
Diversified REITs	15.70
Real Estate Operating Companies	14.91
Office REITs	7.59
Real Estate Development	6.83
Industrial REITs	5.17
Residential REITs	1.76
Specialized REITs	1.43
Investment Companies	0.47

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/14

Country	Percentage of Total Investments*

Japan	28.52%
Hong Kong	16.18
Australia	12.82
United Kingdom	10.57
Singapore	8.86
France	6.50
Canada	4.03
Germany	2.73
Switzerland	2.04
Sweden	1.92

TOTAL	94.17%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® JAPAN LARGE-CAP ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.04%	5.04%	7.32%	7.04%	5.04%	7.32%
5 Years	9.78%	9.16%	9.77%	59.46%	54.99%	59.41%
10 Years	1.65%	1.55%	1.78%	17.79%	16.59%	19.25%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$962.30	$2.45	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JAPAN LARGE-CAP ETF

The iShares Japan Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Japanese equities, as represented by the S&P/TOPIX 150™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 7.04%, net of fees, while the total return for the Index was 7.32%.

Japanese large-capitalization equities, as represented by the Index, achieved positive results during the reporting period but lagged the performance of broader global equity markets.

For the majority of the reporting period, Japan’s Nikkei Index delivered outsized gains, thanks to government initiatives aimed at revitalizing the country’s stagnant economy. The measures that Prime Minister Shinzo Abe initiated, known as Abenomics, involved an increase in government spending and aggressive monetary policy in order to end years of deflation and fuel growth. In particular, the Bank of Japan initiated a plan to purchase $78.6 billion of bonds per month, which would double Japan’s monetary base in two years. In response, the Japanese yen fell against the U.S. dollar and the Nikkei Index soared. After stagnating in the first quarter of 2013, GDP expanded throughout the remainder of 2013, reporting growth at an annual 2.6% rate in the fourth quarter of 2013.

However, in early 2014 GDP growth figures for the fourth quarter of 2013 were revised downward and data revealed disappointing levels of business investment, private consumption, and exports. Equity markets reflected the weaker data, losing ground in the final months of the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Industrials	22.27%
Consumer Discretionary	20.70
Financials	18.78
Information Technology	10.32
Consumer Staples	7.19
Telecommunication Services	5.93
Materials	5.92
Health Care	5.79
Utilities	1.96
Energy	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Toyota Motor Corp.	7.30%
Mitsubishi UFJ Financial Group Inc.	3.39
SoftBank Corp.	3.17
Honda Motor Co. Ltd.	2.79
Sumitomo Mitsui Financial Group Inc.	2.65
Mizuho Financial Group Inc.	2.09
Nippon Telegraph and Telephone Corp.	1.80
Japan Tobacco Inc.	1.60
Hitachi Ltd.	1.58
Canon Inc.	1.55

TOTAL	27.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® LATIN AMERICA 40 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.36)%	(13.33)%	(13.00)%	(13.36)%	(13.33)%	(13.00)%
5 Years	10.42%	10.34%	11.52%	64.12%	63.55%	72.48%
10 Years	13.93%	13.89%	14.30%	268.31%	267.31%	280.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.20	$2.41	$1,000.00	$1,022.50	$2.47	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LATIN AMERICA 40 ETF

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was -13.36%, net of fees, while the total return for the Index was -13.00%.

Latin American equities, as represented by the Index, declined for the reporting period and underperformed broader global equity markets.

Brazil, Latin America’s largest economy and the largest weighting in the Index by a wide margin, continued to experience sluggish growth during the reporting period, narrowly avoiding slipping into recession in the fourth quarter of 2013. One of the key drivers of Brazil’s tepid economy was the slower growth in China, which is Brazil’s key export market. Slower economic activity in China meant reduced demand for Brazil’s exports. Weak demand from the European Union, Brazil’s second-largest export partner, also weighed on export activity. In terms of the domestic economy, the country suffered a severe drought that impeded the country’s farming sector. In early 2014, though, economic activity and retail sales levels turned positive, and industrial production improved. In an effort to control the country’s rising inflation rates, the central bank raised interest rates throughout the reporting period, resulting in a key interest rate of 10.75% by the end of the reporting period.

Mexico, the second-largest weighting in the Index, also experienced tepid economic growth during the reporting period. GDP growth slowed to a modest 0.7% annual growth rate in the fourth quarter of 2013, pulling annual GDP growth to 1.1%, its lowest level since 2009. In the final months of the reporting period, though, data suggested that economic activity might be improving. In February 2014, the IMEF manufacturing indicator rose slightly, and consumer confidence stabilized following five months of decline.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	29.78%
Consumer Staples	17.78
Materials	14.02
Energy	12.18
Telecommunication Services	9.46
Industrials	5.41
Consumer Discretionary	5.16
Utilities	3.82
Information Technology	2.39

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/14

Country	Percentage of Total Investments*

Brazil	54.93%
Mexico	27.69
Chile	10.33
Peru	3.77
Colombia	3.28

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ASIA 50 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.65%

CHINA — 23.46%
China Construction Bank Corp. Class H	18,411,960	$12,888,526
China Life Insurance Co. Ltd. Class H	1,710,000	4,838,760
China Mobile Ltd.	1,168,500	10,695,239
China Petroleum & Chemical Corp. Class H	5,815,600	5,203,043
CNOOC Ltd.	3,648,000	5,483,487
Industrial and Commercial Bank of China Ltd. Class H	18,411,115	11,321,445
PetroChina Co. Ltd. Class H	4,788,000	5,215,720
Ping An Insurance (Group) Co. of China Ltd. Class H	427,500	3,543,647
Want Want China Holdings Ltd.[a]	1,539,000	2,297,474

		61,487,341
HONG KONG — 20.80%
AIA Group Ltd.[b]	2,097,600	9,951,164
BOC Hong Kong (Holdings) Ltd.	798,000	2,273,519
Cheung Kong (Holdings) Ltd.	302,000	5,006,697
CLP Holdings Ltd.	427,500	3,224,003
Galaxy Entertainment Group Ltd.[c]	570,000	4,956,330
Hang Seng Bank Ltd.	165,300	2,631,742
Hong Kong and China Gas Co. Ltd. (The)[a]	1,321,892	2,883,366
Hong Kong Exchanges and Clearing Ltd.	246,400	3,735,523
Hutchison Whampoa Ltd.	523,000	6,924,295
Li & Fung Ltd.	1,368,000	2,021,036
Power Assets Holdings Ltd.	285,000	2,470,817
Sands China Ltd.	547,200	4,087,925
Sun Hung Kai Properties Ltd.	355,000	4,347,658

		54,514,075
SINGAPORE — 9.61%
DBS Group Holdings Ltd.	399,500	5,136,905
Jardine Matheson Holdings Ltd.[a]	45,600	2,876,448
Keppel Corp. Ltd.	342,000	2,961,616
Oversea-Chinese Banking Corp. Ltd.	534,000	4,038,281
Singapore Telecommunications Ltd.	1,710,000	4,963,222
United Overseas Bank Ltd.	302,000	5,199,236

		25,175,708

Security	Shares	Value

SOUTH KOREA — 26.74%
Hyundai Heavy Industries Co. Ltd.	10,773	$2,135,472
Hyundai Mobis Co. Ltd.	15,675	4,638,663
Hyundai Motor Co.	36,765	8,669,280
KB Financial Group Inc.	87,186	3,051,039
Kia Motors Corp.	60,420	3,365,969
KT&G Corp.	25,878	1,944,892
LG Chem Ltd.	9,684	2,310,805
POSCO	17,499	4,866,085
Samsung Electronics Co. Ltd.	27,246	34,375,854
Shinhan Financial Group Co. Ltd.	107,038	4,726,183

		70,084,242
TAIWAN — 19.04%
Cathay Financial Holding Co. Ltd.	1,820,825	2,654,778
China Steel Corp.	2,648,008	2,230,405
Chunghwa Telecom Co. Ltd.	855,551	2,632,465
CTBC Financial Holding Co. Ltd.	3,306,000	2,068,116
Delta Electronics Inc.	391,000	2,413,858
Formosa Chemicals & Fibre Corp.	798,804	1,930,612
Formosa Plastics Corp.	1,083,071	2,710,123
Fubon Financial Holding Co. Ltd.	1,596,000	2,164,512
Hon Hai Precision Industry Co. Ltd.	2,570,727	7,285,239
MediaTek Inc.	342,112	5,049,810
Nan Ya Plastics Corp.	1,210,510	2,563,924
Taiwan Semiconductor Manufacturing Co. Ltd.	4,161,343	16,193,059

		49,896,901

TOTAL COMMON STOCKS
(Cost: $216,723,680)		261,158,267

SHORT-TERM INVESTMENTS — 1.79%

MONEY MARKET FUNDS — 1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	4,411,700	4,411,700
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	229,852	229,852
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	46,617	46,617

		4,688,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,688,169)		4,688,169

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® ASIA 50 ETF

March 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 101.44%
(Cost: $221,411,849)	$265,846,436
Other Assets, Less Liabilities — (1.44)%	(3,769,750)

NET ASSETS — 100.00%	$262,076,686

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 96.05%

BRAZIL — 22.42%
CCR SA	1,371,500	$10,587,871
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	259,935	2,406,998
Ultrapar Participacoes SA SP ADR	473,070	11,396,256

		24,391,125
CHILE — 7.84%
Empresa Nacional de Electricidad SA SP ADR	86,515	3,735,718
Enersis SA SP ADR	308,945	4,797,916

		8,533,634
CHINA — 35.86%
Anton Oilfield Services Group[a]	1,170,000	743,594
Beijing Capital International Airport Co. Ltd. Class H	2,340,000	1,604,837
Beijing Enterprises Water Group Ltd.	2,990,000	2,093,025
China Gas Holdings Ltd.	1,950,000	3,046,777
China Longyuan Power Group Corp. Ltd. Class H	2,340,000	2,355,973
China Merchants Holdings (International) Co. Ltd.[a]	1,820,000	6,252,764
China Oilfield Services Ltd. Class H	2,080,000	4,880,206
China Resources Gas Group Ltd.	650,000	2,069,730
China Resources Power Holdings Co. Ltd.	1,300,000	3,385,308
China Suntien Green Energy Corp. Ltd. Class H	1,430,000	473,775
COSCO Pacific Ltd.[a]	2,730,000	3,484,185
Huaneng Power International Inc. Class H SP ADR	65,975	2,527,502
Jiangsu Expressway Co. Ltd. Class H	1,950,000	2,222,236
Shenzhen International Holdings Limited[a]	1,397,999	1,749,966
Zhejiang Expressway Co. Ltd. Class H	2,340,000	2,132,744

		39,022,622
MALAYSIA — 6.08%
Tenaga Nasional Bhd	1,807,000	6,618,196

		6,618,196

Security	Shares	Value

MEXICO — 8.02%
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR[b]	30,290	$876,896
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	65,325	3,820,859
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	32,825	4,025,658

		8,723,413
PHILIPPINES — 2.80%
International Container Terminal Services Inc.	1,264,250	3,044,687

		3,044,687
RUSSIA — 2.90%
Eurasia Drilling Co. Ltd. SP GDR[c]	61,182	1,568,095
RusHydro OJSC SP ADR[a]	596,496	905,481
TMK OAO SP GDR[c]	77,545	678,519

		3,152,095
SOUTH KOREA — 6.38%
Korea Electric Power Corp. SP ADR[b]	404,105	6,938,483

		6,938,483
THAILAND — 3.75%
Airports of Thailand PCL NVDR	682,500	4,081,535

		4,081,535

TOTAL COMMON STOCKS
(Cost: $92,877,093)		104,505,790

PREFERRED STOCKS — 3.54%

BRAZIL — 3.54%
Companhia Energetica de Minas Gerais SP ADR	566,605	3,852,914

		3,852,914

TOTAL PREFERRED STOCKS
(Cost: $5,286,635)		3,852,914

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,219,936	1,219,936
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	63,559	63,559

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,633	$3,633

		1,287,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,287,128)		1,287,128

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $99,450,856)		109,645,832
Other Assets, Less Liabilities — (0.77)%		(839,499)

NET ASSETS — 100.00%		$108,806,333

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EUROPE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.66%

AUSTRIA — 0.25%
Erste Group Bank AG	112,050	$3,829,935
OMV AG	54,000	2,451,203
Voestalpine AG	40,500	1,780,909

		8,062,047
BELGIUM — 1.82%
Ageas	83,025	3,701,212
Anheuser-Busch InBev NV	300,375	31,504,769
Belgacom SA	52,650	1,649,399
Colruyt SA	26,325	1,451,297
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	37,800	2,763,790
Groupe Bruxelles Lambert SA	30,375	3,034,327
KBC Groep NV	93,150	5,732,343
Solvay SA	22,275	3,498,323
UCB SA	45,900	3,676,767
Umicore SA	41,850	2,133,574

		59,145,801
DENMARK — 2.03%
A.P. Moeller-Maersk A/S Class B	518	6,215,617
Carlsberg A/S Class B	39,825	3,962,650
Coloplast A/S Class B	45,900	3,715,553
Danske Bank A/S	290,250	8,090,779
Novo Nordisk A/S Class B	803,925	36,627,043
Novozymes A/S Class B	90,450	3,978,999
Vestas Wind Systems A/Sa	84,375	3,392,445

		65,983,086
FINLAND — 1.31%
Fortum OYJ	166,050	3,776,162
Kone OYJ Class B	151,875	6,371,751
Metso OYJ	49,275	1,611,581
Nokia OYJ[a]	1,401,300	10,409,929
Nokian Renkaat OYJ	49,275	1,993,254
Sampo OYJ Class A	179,550	9,317,046
Stora Enso OYJ Class R	212,625	2,275,536
UPM-Kymmene OYJ	196,425	3,359,668
Valmet Corp.	50,625	543,190
Wartsila OYJ Abp	57,375	3,118,009

		42,776,126
FRANCE — 15.57%
Accor SA	67,500	3,457,529
Airbus Group NV	191,025	13,687,934
Alcatel-Lucent[a,b]	1,036,125	4,087,047

Security	Shares	Value

ALSTOM	81,000	$2,212,669
ArcelorMittal	358,425	5,777,319
Arkema SA	22,950	2,600,054
AXA SA	697,275	18,129,623
BNP Paribas SA	390,825	30,159,259
Bouygues SA	66,150	2,760,208
Cap Gemini SA	59,400	4,498,648
Carrefour SA	232,200	8,991,230
Casino Guichard-Perrachon SA	21,600	2,571,549
Christian Dior SA	20,250	3,900,360
Compagnie de Saint-Gobain	171,450	10,361,794
Compagnie Generale des Etablissements Michelin Class B	70,200	8,783,248
Credit Agricole SAa	410,400	6,473,677
Danone SA	222,075	15,710,818
Dassault Systemes SA	24,300	2,848,114
Edenred SA	74,250	2,330,680
Electricite de France	112,050	4,434,540
Essilor International SA	81,000	8,171,917
GDF Suez	570,375	15,612,325
Hermes International SCA	4,050	1,348,590
Kering	28,350	5,784,813
L’Air Liquide SA	116,100	15,732,653
L’Oreal SA	93,150	15,367,558
Lafarge SA	69,525	5,433,153
Lagardere SCA	44,550	1,769,577
Legrand SA	97,875	6,083,143
LVMH Moet Hennessy Louis Vuitton SA	102,600	18,658,839
Orange	861,300	12,725,566
Pernod Ricard SA	75,600	8,804,534
PSA Peugeot Citroen SAa,b	89,100	1,681,774
Publicis Groupe SA	67,500	6,101,028
Renault SA	77,625	7,546,836
Safran SA	121,500	8,421,429
Sanofi	454,275	47,383,575
Schneider Electric SA	216,000	19,157,118
SES SA Class A FDR	170,775	6,379,719
Societe Generale	298,350	18,382,730
Sodexo	36,450	3,824,558
STMicroelectronics NV	245,700	2,276,058
Suez Environnement SA	111,375	2,263,395
Technip SA	40,500	4,181,409
Thales SA	35,775	2,373,140

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2014

Security	Shares	Value

Total SA	884,250	$58,010,938
Unibail-Rodamco SE	36,450	9,469,712
Valeo SA	29,700	4,185,503
Vallourec SA	43,875	2,382,848
Veolia Environnement	173,475	3,433,359
Vinci SA	223,425	16,600,798
Vivendi SA	474,525	13,224,161

		506,549,056
GERMANY — 12.75%
Adidas AG	78,300	8,475,796
Allianz SE Registered	170,100	28,765,819
BASF SE	343,575	38,204,569
Bayer AG Registered	309,825	41,924,448
Bayerische Motoren Werke AG	118,800	15,001,497
Beiersdorf AG	37,125	3,622,660
Brenntag AG	19,575	3,632,754
Commerzbank AGa	353,025	6,488,232
Continental AG	37,800	9,059,813
Daimler AG Registered	371,250	35,095,799
Deutsche Bank AG Registered	380,025	17,009,408
Deutsche Boerse AG	72,225	5,750,661
Deutsche Lufthansa AG Registered[a]	89,100	2,335,081
Deutsche Post AG Registered	339,525	12,620,616
Deutsche Telekom AG Registered	1,131,975	18,300,490
E.ON SE	750,600	14,679,755
Fresenius Medical Care AG & Co. KGaA	80,325	5,607,355
Fresenius SE & Co. KGaA	49,275	7,714,945
GEA Group AG	66,825	3,055,929
HeidelbergCement AG	52,650	4,514,259
Infineon Technologies AG	421,875	5,036,511
K+S AG Registered[b]	64,125	2,107,427
Lanxess AG	31,050	2,343,007
Linde AG	69,525	13,913,471
MAN SE	14,175	1,807,144
Merck KGaA	24,300	4,094,331
METRO AG	53,325	2,177,294
Muenchener Rueckversicherungs-Gesellschaft AG Registered	60,075	13,131,817
Osram Licht AGa	31,725	2,057,916
QIAGEN NVa	89,775	1,881,969
RWE AG	183,600	7,454,753
Salzgitter AG	14,175	560,508

Security	Shares	Value

SAP AG	353,700	$28,644,729
Siemens AG Registered	297,000	39,992,530
ThyssenKrupp AGa	159,300	4,273,641
Volkswagen AG	13,500	3,423,572

		414,760,506
GREECE — 0.06%
National Bank of Greece SAa	135,000	733,091
National Bank of Greece SA SP ADR[b]	8,142	45,188
OPAP SA	81,000	1,306,167

		2,084,446
IRELAND — 0.57%
Bank of Ireland[a]	10,176,975	4,320,135
CRH PLC	274,050	7,627,839
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	53,325	4,072,367
Ryanair Holdings PLC SP ADR[a]	40,500	2,381,805

		18,402,149
ITALY — 4.06%
Assicurazioni Generali SpA	506,250	11,289,414
Atlantia SpA	139,050	3,574,190
Banca Monte dei Paschi di Siena SpA[a,b]	2,861,325	1,045,059
Banco Popolare SCa,b	65,475	1,424,001
CNH Industrial NVa	346,950	3,990,443
Enel SpA	2,442,150	13,827,085
Eni SpA	1,005,750	25,242,238
Fiat SpA[a]	328,725	3,828,400
Finmeccanica SpA[a]	147,150	1,453,130
Intesa Sanpaolo SpA	5,217,750	17,690,750
Luxottica Group SpA	51,300	2,968,162
Mediaset SpA[a]	263,250	1,472,341
Mediobanca SpA[a]	224,775	2,571,307
Pirelli & C. SpA	118,800	1,866,591
Saipem SpA	94,500	2,307,934
Snam SpA	789,075	4,622,055
Telecom Italia SpA	3,656,475	4,313,842
Tenaris SA	175,500	3,872,544
Terna SpA	545,400	2,922,599
UniCredit SpA	2,030,400	18,553,378
Unione di Banche Italiane SpA	336,825	3,175,326

		132,010,789

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2014

Security	Shares	Value

NETHERLANDS — 3.95%
AEGON NV	706,725	$6,490,051
Akzo Nobel NV	89,775	7,328,667
ASML Holding NV	167,400	15,511,237
Gemalto NVb	30,375	3,539,211
Heineken NV	79,650	5,545,963
ING Groep NV CVA[a]	1,429,650	20,246,009
Koninklijke Ahold NV	367,667	7,388,224
Koninklijke DSM NV	67,500	4,634,381
Koninklijke KPN NVa	1,358,100	4,801,169
Koninklijke Philips NV	351,000	12,338,442
PostNL NVa	167,400	764,141
Randstad Holding NV	46,575	2,728,480
Reed Elsevier NV	276,075	5,968,146
TNT Express NV	171,450	1,684,589
Unilever NV CVA	641,250	26,368,249
Wolters Kluwer NV	113,400	3,200,891

		128,537,850
NORWAY — 1.16%
DNB ASA	342,225	5,950,447
Norsk Hydro ASA	513,000	2,557,695
Orkla ASA	303,075	2,584,241
Seadrill Ltd.	132,975	4,695,286
Statoil ASA	395,550	11,165,424
Subsea 7 SA	105,975	1,970,088
Telenor ASA	261,225	5,789,923
Yara International ASA	66,825	2,953,357

		37,666,461
PORTUGAL — 0.26%
Banco Espirito Santo SA Registered[a]	824,850	1,544,978
Energias de Portugal SA	920,700	4,277,645
Galp Energia SGPS SA Class B	80,325	1,387,724
Portugal Telecom SGPS SA Registered[b]	272,025	1,157,373

		8,367,720
SPAIN — 5.10%
Abertis Infraestructuras SA	148,500	3,392,406
Acciona SAb	10,800	935,379
Actividades de Construcciones y Servicios SA	69,525	2,732,387
Amadeus IT Holding SA Class A	162,675	6,759,834
Banco Bilbao Vizcaya Argentaria SA	2,179,575	26,188,857

Security	Shares	Value

Banco de Sabadell SA	1,454,036	$4,493,023
Banco Popular Espanol SA	698,625	5,276,580
Banco Santander SA	4,415,850	42,122,198
Distribuidora Internacional de Alimentacion SA	234,225	2,140,946
Enagas SA	33,880	1,030,794
Ferrovial SA	171,450	3,715,832
Gas Natural SDG SA	140,400	3,949,462
Iberdrola SA	2,099,250	14,686,342
Industria de Diseno Textil SA	85,050	12,765,272
International Consolidated Airlines Group SA London[a]	308,475	2,145,552
Red Electrica Corporacion SA	18,480	1,502,733
Repsol SA	309,150	7,893,240
Telefonica SA	1,525,500	24,147,439

		165,878,276
SWEDEN — 4.87%
Alfa Laval AB	117,450	3,171,950
Assa Abloy AB Class B	124,875	6,637,093
Atlas Copco AB Class A	236,925	6,822,481
Atlas Copco AB Class B	150,525	4,113,954
Boliden AB	102,600	1,557,147
Electrolux AB Class B	86,400	1,881,636
Hennes & Mauritz AB Class B	353,025	15,028,017
Hexagon AB Class B	97,200	3,296,694
Holmen AB Class B	19,575	717,055
Investment AB Kinnevik Class B	89,100	3,284,451
Investor AB Class B	170,100	6,144,384
Millicom International Cellular SA SDR	24,300	2,471,771
Nordea Bank AB	1,190,025	16,849,457
Sandvik AB	411,075	5,798,183
Scania AB Class B	115,425	3,386,082
Securitas AB Class B	111,375	1,287,498
Skandinaviska Enskilda Banken AB Class A	642,600	8,806,134
Skanska AB Class B	146,475	3,445,248
SKF AB Class B	141,750	3,622,703
SSAB AB Class Ab	67,500	520,132
Svenska Cellulosa AB Class B	230,850	6,782,847
Svenska Handelsbanken AB Class A	182,925	9,163,813
Swedbank AB Class A	347,625	9,313,179
Swedish Match AB	75,600	2,466,149
Tele2 AB Class B	111,375	1,379,400

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2014

Security	Shares	Value

Telefonaktiebolaget LM Ericsson Class B	1,139,400	$15,148,534
TeliaSonera AB	826,875	6,223,674
Volvo AB Class B	563,625	8,936,562

		158,256,228
SWITZERLAND — 13.58%
ABB Ltd. Registered	797,850	20,593,174
Actelion Ltd. Registered	41,175	3,901,452
Adecco SA Registered	58,050	4,833,393
Baloise Holding AG Registered	18,900	2,379,215
Clariant AG Registered	105,300	2,047,947
Compagnie Financiere Richemont SA Class A Bearer	194,400	18,574,019
Credit Suisse Group AG Registered	523,125	16,931,164
GAM Holding AG	58,050	1,048,166
Geberit AG Registered	14,850	4,866,786
Givaudan SA Registered	2,700	4,178,299
Holcim Ltd. Registered	85,050	7,047,784
Julius Baer Group Ltd.	83,025	3,687,180
Kuehne & Nagel International AG Registered	20,925	2,930,234
Lonza Group AG Registered	19,575	1,997,720
Nestle SA Registered	1,205,550	90,823,968
Nobel Biocare Holding AG Registered	45,900	659,908
Novartis AG Registered	1,011,825	85,908,049
Roche Holding AG Genusschein	263,250	78,973,510
SGS SA Registered	2,025	4,995,160
Swatch Group AG (The) Bearer	11,475	7,196,638
Swiss Life Holding AG Registered	11,475	2,818,900
Swiss Re AG	126,900	11,772,746
Swisscom AG Registered	8,775	5,394,040
Syngenta AG Registered	35,100	13,283,444
UBS AG Registered	1,345,950	27,822,547
Zurich Insurance Group AG	55,350	17,005,706

		441,671,149
UNITED KINGDOM — 31.32%
3i Group PLC	363,150	2,408,988
Aberdeen Asset Management PLC	367,200	2,389,329
Aggreko PLC	99,900	2,499,890
AMEC PLC	113,400	2,121,195
Anglo American PLC	519,075	13,209,964

Security	Shares	Value

Antofagasta PLC	143,100	$1,993,246
ARM Holdings PLC	515,025	8,569,068
Associated British Foods PLC	132,975	6,165,179
AstraZeneca PLC	467,100	30,187,307
Aviva PLC	1,090,800	8,674,376
Babcock International Group PLC	135,000	3,031,629
BAE Systems PLC	1,211,625	8,366,678
Barclays PLC	5,659,200	22,020,674
BG Group PLC	1,270,350	23,667,132
BHP Billiton PLC	789,075	24,257,940
BP PLC	6,993,000	55,960,228
British American Tobacco PLC	704,025	39,149,276
British Land Co. PLC	372,600	4,062,518
British Sky Broadcasting Group PLC	362,475	5,517,261
BT Group PLC	2,943,000	18,619,875
Bunzl PLC	124,875	3,322,639
Burberry Group PLC	164,700	3,830,386
Cairn Energy PLC[a]	226,125	629,187
Capita PLC	243,000	4,440,088
Carnival PLC	79,650	3,032,890
Centrica PLC	1,957,500	10,759,583
Cobham PLC	404,325	2,015,471
Compass Group PLC	687,150	10,482,077
Daily Mail & General Trust PLC Class A NVS	99,900	1,447,305
Diageo PLC	936,225	29,047,002
Drax Group PLC	153,225	1,956,740
Experian PLC	375,300	6,763,616
FirstGroup PLC[a]	450,938	1,096,849
G4S PLC	574,425	2,312,731
GKN PLC	619,650	4,031,993
GlaxoSmithKline PLC	1,837,350	48,749,846
Glencore Xstrata PLC	4,131,675	21,270,522
Hammerson PLC	268,650	2,481,255
Hays PLC	496,125	1,199,317
HSBC Holdings PLC	6,961,275	70,503,355
IMI PLC	102,746	2,497,452
Imperial Tobacco Group PLC	361,800	14,614,928
InterContinental Hotels Group PLC	101,250	3,252,756
Intertek Group PLC	60,075	3,076,732
ITV PLC	1,351,350	4,314,310
J Sainsbury PLC	487,350	2,568,267

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2014

Security	Shares	Value

Johnson Matthey PLC	76,275	$4,159,465
Kingfisher PLC	881,550	6,193,216
Ladbrokes PLC	340,200	765,672
Land Securities Group PLC	290,925	4,952,010
Legal & General Group PLC	2,203,200	7,518,764
Lloyds Banking Group PLC[a]	17,616,150	21,923,784
London Stock Exchange Group PLC	64,125	2,106,048
Lonmin PLC[a]	157,950	753,113
Man Group PLC	683,775	1,153,635
Marks & Spencer Group PLC	598,725	4,506,713
National Grid PLC	1,449,225	19,860,142
Next PLC	58,050	6,387,352
Old Mutual PLC	1,732,050	5,806,938
Pearson PLC	304,425	5,394,961
Persimmon PLC	113,400	2,544,678
Petrofac Ltd.	94,500	2,265,507
Provident Financial PLC	51,302	1,696,023
Prudential PLC	955,125	20,198,792
Randgold Resources Ltd.	34,425	2,583,772
Reckitt Benckiser Group PLC	244,350	19,908,081
Reed Elsevier PLC	434,025	6,628,037
Rentokil Initial PLC	664,875	1,363,389
Resolution Ltd.	529,875	2,639,543
Rexam PLC	295,650	2,399,403
Rio Tinto PLC	461,025	25,651,955
Rolls-Royce Holdings PLC	697,950	12,496,929
Royal Bank of Scotland Group PLC[a]	474,525	2,460,335
Royal Dutch Shell PLC Class A	1,456,650	53,207,433
Royal Dutch Shell PLC Class B	943,650	36,820,892
RSA Insurance Group PLC	1,347,300	2,011,429
SABMiller PLC	357,075	17,829,164
Sage Group PLC (The)	430,040	2,997,531
Schroders PLC	41,175	1,783,395
SEGRO PLC	280,800	1,554,211
Serco Group PLC	186,300	1,307,584
Severn Trent PLC	90,450	2,748,970
Shire PLC	223,425	10,969,625
Smith & Nephew PLC	334,800	5,073,691
Smiths Group PLC	146,475	3,106,171
SSE PLC	367,684	9,004,741
Standard Chartered PLC	733,050	15,319,079
Standard Life PLC	878,850	5,531,035
Tate & Lyle PLC	174,825	1,945,492

Security	Shares	Value

Tesco PLC	3,003,075	$14,789,428
Travis Perkins PLC	90,450	2,842,462
Tullow Oil PLC	338,850	4,228,380
UBM PLC	91,125	1,036,088
Unilever PLC	450,225	19,222,678
United Utilities Group PLC	260,550	3,422,883
Vodafone Group PLC	9,943,425	36,519,533
Weir Group PLC (The)	78,975	3,338,978
Whitbread PLC	66,825	4,636,772
William Hill PLC	321,300	1,826,585
Wm Morrison Supermarkets PLC	868,725	3,084,868
Wolseley PLC	98,619	5,608,116
WPP PLC	497,475	10,259,251

		1,018,913,772

TOTAL COMMON STOCKS
(Cost: $3,011,035,520)		3,209,065,462

PREFERRED STOCKS — 0.83%

GERMANY — 0.83%
Henkel AG & Co. KGaA	66,825	7,194,971
Porsche Automobil Holding SE	57,375	5,893,614
Volkswagen AG	54,000	13,999,432

		27,088,017

TOTAL PREFERRED STOCKS
(Cost: $23,103,955)		27,088,017

RIGHTS — 0.04%

ITALY — 0.02%
Banco Popolare SCa,b	65,475	557,689

		557,689
SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	2,170,125	508,466

		508,466
UNITED KINGDOM — 0.01%
RSA Insurance Group PLC[a]	505,237	282,172

		282,172

TOTAL RIGHTS
(Cost: $1,110,074)		1,348,327

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	11,835,414	$11,835,414
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	616,632	616,632
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,079,277	2,079,277

		14,531,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,531,323)		14,531,323

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $3,049,780,872)		3,252,033,129
Other Assets, Less Liabilities — 0.02%		774,015

NET ASSETS — 100.00%		$3,252,807,144

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.89%

AUSTRALIA — 12.75%
Abacus Property Group	78,050	$170,001
ALE Property Group	47,300	127,136
Aspen Group Ltd.	32,882	37,486
Astro Japan Property Trust	19,900	69,166
Australand Property Group	125,500	490,869
Aveo Group	90,450	169,344
BGP Holdings PLC[a,b]	1,986,852	27
BWP Trust	135,150	291,865
Cedar Woods Properties Ltd.	15,200	104,956
CFS Retail Property Trust Group	677,050	1,186,020
Challenger Diversified Property Group	30,750	73,247
Charter Hall Group	62,250	230,209
Charter Hall Retail REIT	81,150	269,266
Cromwell Group	356,500	317,205
Dexus Property Group	1,529,908	1,503,075
Federation Centres	394,200	862,260
Finbar Group Ltd.	40,450	67,109
GDI Property Group[a]	57,950	47,803
Goodman Group	413,800	1,814,100
GPT Group	430,300	1,459,694
Growthpoint Properties Australia Ltd.	33,050	74,743
Ingenia Communities Group	195,650	91,576
Investa Office Fund	169,700	509,608
Lend Lease Group	145,000	1,592,560
Mirvac Group	1,003,800	1,581,633
National Storage REIT[a]	36,900	38,134
Peet Ltd.[a]	82,200	108,186
Shopping Centres Australasia Property Group	179,950	276,866
Stockland Corp. Ltd.	635,050	2,207,236
Sunland Group Ltd.	42,300	66,454
Westfield Group	533,450	5,067,889
Westfield Retail Trust	822,900	2,272,861

		23,178,584
AUSTRIA — 1.30%
Atrium European Real Estate Ltd.	47,800	269,780
CA Immobilien Anlagen AG	20,200	365,130
conwert Immobilien Invest SE	18,400	243,708
IMMOEAST AG Escrow[a,b]	100,152	1
IMMOFINANZ AG	288,750	1,353,494

Security	Shares	Value

IMMOFINANZ AG Escrow[a,b]	112,716	$2
S IMMO AG	16,800	123,993

		2,356,108
BELGIUM — 0.69%
Aedifica SA	2,600	179,029
Befimmo SA	4,850	343,985
Cofinimmo SA	4,300	512,581
Warehouses De Pauw SCA	3,000	225,468

		1,261,063
CANADA — 4.00%
Allied Properties Real Estate Investment Trust	9,150	286,002
Artis Real Estate Investment Trust	16,450	234,436
Boardwalk Real Estate Investment Trust	7,050	387,327
Brookfield Office Properties Canada	4,650	117,751
Calloway Real Estate Investment Trust	17,400	406,092
Canadian Apartment Properties Real Estate Investment Trust	14,500	280,081
Canadian Real Estate Investment Trust	9,350	381,793
Chartwell Retirement Residences	23,650	223,055
Choice Properties REIT	14,900	144,309
Cominar Real Estate Investment Trust	17,350	290,804
Crombie Real Estate Investment Trust	10,350	124,997
CT Real Estate Investment Trust	10,550	106,671
Dream Unlimited Corp. Class Aa	12,750	174,775
Dundee Industrial Real Estate Investment Trust	6,300	53,653
Dundee International Real Estate Investment Trust	14,350	120,650
Dundee Real Estate Investment Trust	14,000	368,598
First Capital Realty Inc.	26,500	421,359
Granite Real Estate Investment Trust	6,500	239,447
H&R Real Estate Investment Trust	36,550	756,995
HealthLease Properties Real Estate Investment Trust	4,800	43,705
InnVest Real Estate Investment Trust	14,350	68,776

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2014

Security	Shares	Value

InterRent Real Estate Investment Trust	8,000	$40,879
Killam Properties Inc.	14,900	137,694
Mainstreet Equity Corp.[a]	2,050	68,479
Melcor Developments Ltd.	4,350	85,207
Milestone Apartments Real Estate Investment Trust	6,850	64,047
Morguard Corp.	1,600	184,100
Morguard North American Residential Real Estate Investment Trust	3,350	29,592
Morguard Real Estate Investment Trust	8,900	137,078
Northern Property REIT	4,700	118,038
NorthWest Healthcare Properties Real Estate Investment Trust[c]	5,750	49,751
Plaza Retail REIT[c]	13,350	50,316
Pure Industrial Real Estate Trust	17,650	76,597
Retrocom Real Estate Investment Trust	7,700	32,858
RioCan Real Estate Investment Trust	40,450	975,931

		7,281,843
DENMARK — 0.04%
Jeudan A/S	700	78,567

		78,567
FINLAND — 0.38%
Citycon OYJ	60,300	214,420
Sponda OYJ	64,650	306,517
Technopolis OYJ	28,600	165,949

		686,886
FRANCE — 6.46%
Altarea	1,000	181,722
ANF Immobilier	2,500	82,351
Fonciere des Regions	12,050	1,116,716
Gecina SA	7,150	950,958
Icade	9,450	935,286
Klepierre	26,550	1,188,525
Mercialys	15,200	318,431
Societe de la Tour Eiffel	1,600	109,841
Unibail-Rodamco SE	26,400	6,858,721

		11,742,551
GERMANY — 2.71%
Alstria Office REIT AG	20,400	273,571

Security	Shares	Value

Deutsche Annington Immobilien SEa	7,150	$204,086
Deutsche EuroShop AG	12,350	561,961
Deutsche Wohnen AG Bearer	43,703	937,235
Deutsche Wohnen AG New[a]	32,239	673,610
DIC Asset AG	11,042	102,163
GAGFAH SAa	30,550	464,003
Hamborner REIT AG	13,300	140,982
LEG Immobilien AG	14,500	951,468
PATRIZIA Immobilien AGa	8,200	94,482
Prime Office AGa	17,800	70,998
TAG Immobilien AG	36,400	451,515

		4,926,074
HONG KONG — 16.09%
Beijing Properties Holdings Ltd.[a]	800,000	94,881
Champion REIT	850,000	387,905
Cheung Kong (Holdings) Ltd.	350,000	5,802,464
China New Town Development Co. Ltd.[a]	850,000	70,295
Chinese Estates Holdings Ltd.[c]	125,000	306,173
CSI Properties Ltd.	1,188,000	42,117
Emperor International Holdings Ltd.	301,000	72,950
Far East Consortium International Ltd.	200,000	69,614
Fortune REIT	350,000	270,270
Fragrance Group Ltd.[c]	350,000	70,971
Gemdale Properties and Investment Corp. Ltd.[a]	300,000	19,144
Goldin Properties Holdings Ltd.[a,c]	400,000	172,230
Great Eagle Holdings Ltd.	100,000	375,787
Greenland Hong Kong Holdings Ltd.	199,000	95,946
Hang Lung Group Ltd.	250,000	1,258,533
Hang Lung Properties Ltd.	650,000	1,868,623
Henderson Land Development Co. Ltd.	300,422	1,752,483
HKR International Ltd.	120,000	47,647
Hongkong Land Holdings Ltd.	300,000	1,941,000
Hutchison Harbour Ring Ltd.	400,000	30,940
Hysan Development Co. Ltd.	200,000	870,176
K. Wah International Holdings Ltd.[c]	300,000	201,107
Kerry Properties Ltd.	200,000	665,201
Kowloon Development Co. Ltd.	100,000	120,793
Lai Fung Holdings Ltd.	1,900,000	41,150
Lai Sun Development Co. Ltd.[a]	3,050,000	71,561
Link REIT (The)	625,000	3,073,817
New World China Land Ltd.[c]	801,999	676,169

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2014

Security	Shares	Value

Prosperity REIT	350,000	$101,069
Regal REIT	200,000	55,949
Sino Land Co. Ltd.	900,000	1,322,668
Sinolink Worldwide Holdings Ltd.[a]	600,000	48,730
Soundwill Holdings Ltd.	26,000	47,663
Spring Real Estate Investment Trust[a]	50,000	19,208
SRE Group Ltd.[a]	700,000	19,582
Sun Hung Kai Properties Ltd.	410,000	5,021,239
Sunlight REIT[c]	250,000	93,463
Swire Properties Ltd.	260,000	740,746
TAI Cheung Holdings Ltd.	100,000	73,353
Tian An China Investments Co. Ltd.	250,200	209,654
Wheelock and Co. Ltd.	200,000	781,225
Yuexiu Real Estate Investment Trust[c]	500,000	247,517

		29,252,013
IRELAND — 0.12%
Green REIT PLC[a]	81,800	135,289
Hibernia REIT PLC[a]	59,900	87,345

		222,634
ISRAEL — 0.78%
Africa Israel Investments Ltd.[a]	24,350	56,275
Airport City Ltd.[a]	9,050	93,893
Alony Hetz Properties & Investments Ltd.	19,300	132,772
Amot Investments Ltd.	24,700	79,617
Azrieli Group Ltd.	7,800	272,653
Gazit Globe Ltd.	21,250	273,985
Jerusalem Economy Ltd.	1,500	15,472
Jerusalem Oil Exploration Ltd.[a]	2,150	100,596
Melisron Ltd.	4,100	108,086
Nitsba Holdings (1995) Ltd.[a]	7,400	118,692
Norstar Holdings Inc.	3,950	107,494
REIT 1 Ltd.	20,050	49,979

		1,409,514
ITALY — 0.18%
Beni Stabili SpA	227,600	196,056
Immobiliare Grande Distribuzione SpA	40,850	73,023
Prelios SpA[a]	54,350	53,634

		322,713
JAPAN — 28.35%
Activia Properties Inc.	50	402,486

Security	Shares	Value

Advance Residence Investment Corp.	350	$747,002
AEON Mall Co. Ltd.	30,080	769,926
AEON REIT Investment Corp.	249	297,876
Daibiru Corp.	15,000	160,218
Daikyo Inc.	100,000	201,000
Daito Trust Construction Co. Ltd.	21,900	2,031,042
Daiwa House Industry Co. Ltd.	182,000	3,094,451
Daiwa House REIT Investment Corp.[c]	50	200,272
Daiwa Office Investment Corp.	50	242,026
Daiwahouse Residential Investment Corp.	100	402,971
Frontier Real Estate Investment Corp.	100	533,087
Fukuoka REIT Corp.	250	402,729
Global One Real Estate Investment Corp. Ltd.	100	294,218
GLP J-REIT	600	605,331
Goldcrest Co. Ltd.	5,000	105,792
Heiwa Real Estate Co. Ltd.	10,000	160,023
Heiwa Real Estate REIT Inc.	200	155,557
Hulic Co. Ltd.	105,000	1,441,666
Hulic Reit Inc.[a]	150	205,370
Ichigo Real Estate Investment Corp.	250	152,449
Industrial & Infrastructure Fund Investment Corp.	50	412,196
Japan Excellent Inc.	300	383,357
Japan Hotel REIT Investment Corp.	700	320,144
Japan Logistics Fund Inc.	250	563,189
Japan Prime Realty Investment Corp.	200	648,638
Japan Real Estate Investment Corp.	350	1,760,451
Japan Rental Housing Investments Inc.	200	121,183
Japan Retail Fund Investment Corp.	600	1,183,862
Jowa Holdings Co. Ltd.	5,000	165,315
Kenedix Realty Investment Corp.	50	248,580
Kenedix Residential Investment Corp.	50	107,928
Leopalace21 Corp.[a]	65,000	312,424
MID REIT Inc.	50	113,172
Mitsubishi Estate Co. Ltd.	377,000	8,954,139
Mitsui Fudosan Co. Ltd.	250,556	7,661,318
Mori Hills REIT Investment Corp.	300	397,339

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2014

Security	Shares	Value

MORI TRUST Sogo REIT Inc.	250	$377,482
Nippon Accommodations Fund Inc.	100	335,486
Nippon Building Fund Inc.	400	2,093,509
Nippon Prologis REIT Inc.	450	909,744
Nomura Real Estate Holdings Inc.	35,000	669,515
Nomura Real Estate Master Fund Inc.	400	412,099
Nomura Real Estate Office Fund Inc.	100	437,442
Nomura Real Estate Residential Fund Inc.	50	256,834
NTT Urban Development Corp.	30,000	283,148
ORIX JREIT Inc.	450	562,800
Premier Investment Corp.	50	194,446
Sekisui House SI Investment Corp.	250	249,065
Starts Proceed Investment Corp.	50	84,478
Sumitomo Realty & Development Co. Ltd.	128,000	5,023,800
Takara Leben Co. Ltd.	20,000	61,951
TOC Co. Ltd.	25,000	180,123
Tokyo Tatemono Co. Ltd.	100,000	859,348
Tokyo Theatres Co. Inc.	50,000	70,884
Tokyu Fudosan Holdings Corp.	140,000	1,046,754
TOKYU REIT Inc.	250	303,200
Top REIT Inc.	50	227,460
United Urban Investment Corp.	650	956,838

		51,555,133
NETHERLANDS — 1.43%
Corio NV	26,600	1,216,060
Eurocommercial Properties NV	9,950	437,394
Nieuwe Steen Investments NV	30,900	187,600
VastNed Retail NV	5,400	266,034
Wereldhave NV	5,800	493,940

		2,601,028
NEW ZEALAND — 0.65%
Argosy Property Ltd.	218,950	172,894
DNZ Property Fund Ltd.	82,800	110,289
Goodman Property Trust	271,650	226,295
Kiwi Income Property Trust	274,000	265,106
Precinct Properties New Zealand Ltd.	226,900	196,893
Property for Industry Ltd.	119,450	132,676
Vital Healthcare Property Trust	74,400	81,346

		1,185,499

Security	Shares	Value

NORWAY — 0.20%
Norwegian Property ASA	136,850	$165,718
Olav Thon Eiendomsselskap ASA	850	156,170
Selvaag Bolig ASA[a]	13,500	38,333

		360,221
SINGAPORE — 8.80%
AIMS AMP Capital Industrial REIT	117,385	125,081
Ascendas Hospitality Trust	150,000	87,670
Ascendas India Trust	200,000	122,460
Ascendas REIT	550,935	990,110
Ascott Residence Trust	150,560	143,071
Bukit Sembawang Estates Ltd.[c]	50,000	215,498
Cache Logistics Trust[c]	200,000	180,510
Cambridge Industrial Trust[c]	350,440	200,642
CapitaCommercial Trust	600,000	708,521
CapitaLand Ltd.	700,000	1,608,684
CapitaMall Trust Management Ltd.	750,000	1,127,192
CapitaMalls Asia Ltd.[c]	400,000	569,361
CapitaRetail China Trust	172,460	191,996
CDL Hospitality Trusts[c]	200,000	263,210
City Developments Ltd.[c]	150,000	1,204,723
Croesus Retail Trust	100,000	70,375
Far East Holdings Ltd.	50,000	67,194
Far East Hospitality Trust	200,000	130,412
First REIT	150,000	128,226
Forterra Treasury China Trust[a,c]	50,000	71,568
Frasers Centrepoint Trust	150,000	212,318
Frasers Commercial Trust	100,600	100,396
Global Logistic Properties Ltd.	850,000	1,791,181
GuocoLand Ltd.[c]	100,000	174,148
Ho Bee Land Ltd.[c]	50,000	86,676
Keppel Land Ltd.	200,000	534,372
Keppel REIT Management Ltd.	200,100	181,396
Lippo Malls Indonesia Retail Trust	479,000	152,360
Mapletree Commercial Trust	350,000	339,549
Mapletree Greater China Commercial Trust	450,000	291,638
Mapletree Industrial Trust	350,640	380,600
Mapletree Logistics Trust	450,040	373,975
Oxley Holdings Ltd.	150,000	81,706
Parkway Life REIT	100,000	194,028
Perennial China Retail Trust[c]	200,000	83,496
Religare Health Trust	100,000	67,592
Sabana Shari’ah Compliant Industrial REIT[c]	150,000	122,858

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2014

Security	Shares	Value

Saizen REIT	65,800	$46,568
Sinarmas Land Ltd.	300,000	135,979
Soilbuild Business Space REIT	150,000	93,038
Starhill Global REIT	450,000	282,693
Suntec REIT[c]	650,000	858,018
United Industrial Corp. Ltd.[c]	47,000	117,729
UOL Group Ltd.	150,000	746,690
Wheelock Properties (Singapore) Ltd.[c]	100,000	131,207
Wing Tai Holdings Ltd.[c]	150,550	219,082

		16,005,797
SPAIN — 0.03%
Inmobiliaria Colonial SAa,c	20,000	51,547

		51,547
SWEDEN — 1.91%
Atrium Ljungberg AB	8,300	125,904
Castellum AB	47,050	780,835
Dios Fastigheter ABc	13,500	111,918
Fabege AB	38,450	500,525
Fastighets AB Balder Class Ba	17,400	210,672
Hufvudstaden AB Class A	31,400	442,168
Klovern AB	27,651	147,562
Kungsleden AB	37,550	309,850
Wallenstam AB Class B	29,250	478,661
Wihlborgs Fastigheter AB	18,800	365,355

		3,473,450
SWITZERLAND — 1.89%
Allreal Holding AG Registered	2,450	353,625
Intershop Holdings AG Bearer	400	156,224
Mobimo Holding AG Registered	1,750	371,455
PSP Swiss Property AG Registered	10,700	1,006,589
Swiss Prime Site AG Registered	16,700	1,420,734
Zug Estates Holding AG Bearer[a]	100	134,714

		3,443,341
UNITED KINGDOM — 10.13%
A&J Mucklow Group PLC	16,650	123,801
Big Yellow Group PLC	34,850	317,517
British Land Co. PLC	271,650	2,961,844
Capital & Counties Properties PLC	180,050	1,050,596
CLS Holdings PLC[a]	3,950	87,452
Derwent London PLC	23,600	1,066,243
Development Securities PLC	32,800	127,957
Grainger PLC	113,050	454,216
Great Portland Estates PLC	93,900	987,801

Security	Shares	Value

Hammerson PLC	193,600	$1,788,092
Hansteen Holdings PLC	177,200	322,598
Helical Bar PLC	29,000	180,698
Intu Properties PLC	185,500	872,103
Land Securities Group PLC	212,800	3,622,197
LondonMetric Property PLC	168,250	397,466
Primary Health Properties PLC	28,900	166,223
Quintain Estates and Development PLC[a]	146,450	251,479
Raven Russia Ltd.[a,c]	119,850	139,866
Redefine International PLC	202,200	186,246
Safestore Holdings PLC	54,100	213,757
Schroder REIT Ltd.	129,200	110,929
SEGRO PLC	200,950	1,112,246
Shaftesbury PLC	74,850	821,093
St. Modwen Properties PLC	48,350	322,427
Tritax Big Box REIT PLC[a]	50,450	89,680
UNITE Group PLC	50,350	364,304
Workspace Group PLC	29,500	291,397

		18,430,228

TOTAL COMMON STOCKS
(Cost: $170,118,856)		179,824,794

INVESTMENT COMPANIES — 0.46%

SWITZERLAND — 0.13%
Solvalor 61 Fund	1,050	248,667

		248,667
UNITED KINGDOM — 0.33%
F&C Commercial Property Trust Ltd.	160,500	321,896
Picton Property Income Ltd.	113,800	107,667
UK Commercial Property Trust Ltd.	125,250	168,510

		598,073

TOTAL INVESTMENT COMPANIES
(Cost: $781,111)		846,740

RIGHTS — 0.05%

UNITED KINGDOM — 0.05%
Intu Properties PLC	53,000	83,941

		83,941

TOTAL RIGHTS
(Cost: $0)		83,941

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.54%

MONEY MARKET FUNDS — 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	3,170,427	$3,170,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	165,181	165,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,293,680	1,293,680

		4,629,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,629,288)		4,629,288

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $175,529,255)		185,384,763
Other Assets, Less Liabilities — (1.94)%		(3,533,714)

NET ASSETS — 100.00%		$181,851,049

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.03%

AIR FREIGHT & LOGISTICS — 0.40%
Yamato Holdings Co. Ltd.	16,200	$349,845

		349,845
AIRLINES — 0.73%
ANA Holdings Inc.[a]	132,000	285,828
Japan Airlines Co. Ltd.	7,200	355,159

		640,987
AUTO COMPONENTS — 2.87%
Aisin Seiki Co. Ltd.	7,200	260,426
Bridgestone Corp.	25,800	916,910
Denso Corp.	20,400	980,135
Toyota Industries Corp.	7,800	375,667

		2,533,138
AUTOMOBILES — 12.59%
Fuji Heavy Industries Ltd.	25,200	683,191
Honda Motor Co. Ltd.	69,000	2,434,782
Isuzu Motors Ltd.	48,000	276,390
Nissan Motor Co. Ltd.	98,400	879,040
Suzuki Motor Corp.	17,400	455,169
Toyota Motor Corp.	112,800	6,381,248

		11,109,820
BEVERAGES — 1.16%
Asahi Group Holdings Ltd.	18,600	521,779
Kirin Holdings Co. Ltd.	36,000	499,878

		1,021,657
BUILDING PRODUCTS — 1.57%
Asahi Glass Co. Ltd.	48,000	278,720
Daikin Industries Ltd.	11,400	640,043
LIXIL Group Corp.	10,800	298,459
TOTO Ltd.	12,000	166,743

		1,383,965
CAPITAL MARKETS — 1.71%
Daiwa Securities Group Inc.	66,000	575,501
Nomura Holdings Inc.	145,200	933,363

		1,508,864
CHEMICALS — 3.12%
Asahi Kasei Corp.	48,000	327,193
JSR Corp.	7,800	144,889
Kuraray Co. Ltd.	13,200	151,245
Mitsubishi Chemical Holdings Corp.	57,000	237,442
Mitsui Chemicals Inc.	36,000	88,440
Nitto Denko Corp.	6,000	287,926

Security	Shares	Value

Shin-Etsu Chemical Co. Ltd.	15,600	$893,420
Sumitomo Chemical Co. Ltd.	60,000	221,974
Toray Industries Inc.	60,000	397,339

		2,749,868
COMMERCIAL BANKS — 9.41%
Mitsubishi UFJ Financial Group Inc.	538,800	2,966,448
Mizuho Financial Group Inc.	919,800	1,822,005
Resona Holdings Inc.	73,800	357,588
Shinsei Bank Ltd.	84,000	165,577
Sumitomo Mitsui Financial Group Inc.	54,000	2,311,851
Sumitomo Mitsui Trust Holdings Inc.	150,040	678,921

		8,302,390
COMMERCIAL SERVICES & SUPPLIES — 1.01%
Dai Nippon Printing Co. Ltd.	24,000	230,480
Secom Co. Ltd.	8,400	484,987
Toppan Printing Co. Ltd.	24,000	172,220

		887,687
COMPUTERS & PERIPHERALS — 2.51%
Canon Inc.	43,850	1,358,696
Konica Minolta Holdings Inc.	21,000	196,368
NEC Corp.	102,000	313,968
Ricoh Co. Ltd.	30,000	346,653

		2,215,685
CONSTRUCTION & ENGINEERING — 1.12%
JGC Corp.	10,000	348,594
Kajima Corp.	36,000	126,543
Obayashi Corp.	30,000	169,539
Shimizu Corp.	30,000	155,848
Taisei Corp.	42,000	188,008

		988,532
CONSTRUCTION MATERIALS — 0.20%
Taiheiyo Cement Corp.	48,000	173,384

		173,384
CONSUMER FINANCE — 0.13%
Credit Saison Co. Ltd.	6,000	119,610

		119,610
CONTAINERS & PACKAGING — 0.12%
Toyo Seikan Group Holdings Ltd.	6,600	107,410

		107,410
DIVERSIFIED FINANCIAL SERVICES — 0.77%
ORIX Corp.[b]	48,000	677,225

		677,225

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.78%
Nippon Telegraph and Telephone Corp.	28,800	$1,571,367

		1,571,367
ELECTRIC UTILITIES — 1.11%
Chubu Electric Power Co. Inc.[b]	27,000	318,542
Kansai Electric Power Co. Inc. (The)[b]	30,600	314,661
Kyushu Electric Power Co. Inc.[b]	18,000	220,576
Tokyo Electric Power Co. Inc.[b]	30,600	123,606

		977,385
ELECTRICAL EQUIPMENT — 2.24%
Mitsubishi Electric Corp.	84,000	947,789
Nidec Corp.	9,600	585,312
Sumitomo Electric Industries Ltd.	30,000	447,444

		1,980,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.52%
FUJIFILM Holdings Corp.	18,600	500,467
Hirose Electric Co. Ltd.	1,200	165,228
Hitachi Ltd.	186,000	1,376,239
Hoya Corp.	16,200	505,419
Keyence Corp.	1,836	758,931
Kyocera Corp.	13,800	623,503
Murata Manufacturing Co. Ltd.	7,800	737,321
TDK Corp.	4,800	200,884

		4,867,992
FOOD & STAPLES RETAILING — 1.90%
AEON Co. Ltd.	29,400	332,012
Lawson Inc.	2,400	170,122
Seven & I Holdings Co. Ltd.	30,600	1,171,883

		1,674,017
FOOD PRODUCTS — 1.02%
Ajinomoto Co. Inc.	24,000	343,739
Nippon Meat Packers Inc.	8,000	119,396
Nissin Foods Holdings Co. Ltd.	3,000	135,602
Yakult Honsha Co. Ltd.	6,000	301,792

		900,529
GAS UTILITIES — 0.83%
Osaka Gas Co. Ltd.	72,000	273,360
Tokyo Gas Co. Ltd.	90,000	457,931

		731,291
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Terumo Corp.	13,200	288,776

		288,776

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.41%
Oriental Land Co. Ltd.	2,400	$365,879

		365,879
HOUSEHOLD DURABLES — 2.76%
Nikon Corp.	14,400	232,391
Panasonic Corp.	87,600	997,765
Sekisui House Ltd.	22,800	283,603
Sharp Corp.[b]	60,000	182,939
Sony Corp.	38,400	735,299

		2,431,997
HOUSEHOLD PRODUCTS — 0.36%
Unicharm Corp.	6,000	321,192

		321,192
INDUSTRIAL CONGLOMERATES — 0.78%
Toshiba Corp.	162,000	687,420

		687,420
INSURANCE — 2.61%
Dai-ichi Life Insurance Co. Ltd. (The)	37,800	550,565
MS&AD Insurance Group Holdings Inc.	20,400	468,278
NKSJ Holdings Inc.	15,600	401,721
Tokio Marine Holdings Inc.	29,400	884,412

		2,304,976
INTERNET SOFTWARE & SERVICES — 0.28%
Yahoo! Japan Corp.	50,400	247,632

		247,632
IT SERVICES — 0.71%
Fujitsu Ltd.	72,000	436,258
NTT Data Corp.	4,800	187,134

		623,392
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Sega Sammy Holdings Inc.	7,200	161,639

		161,639
MACHINERY — 5.68%
FANUC Corp.	7,200	1,272,768
Kawasaki Heavy Industries Ltd.	66,000	243,531
Komatsu Ltd.	37,200	772,283
Kubota Corp.	45,000	597,320
Makita Corp.	5,400	297,306
Mitsubishi Heavy Industries Ltd.	126,000	730,417
NGK Insulators Ltd.	12,000	250,522
NSK Ltd.	18,000	185,619
SMC Corp.	2,500	660,897

		5,010,663

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2014

Security	Shares	Value

MARINE — 0.43%
Mitsui O.S.K. Lines Ltd.	48,000	$187,367
Nippon Yusen K.K.	66,000	192,261

		379,628
MEDIA — 0.41%
Dentsu Inc.	9,600	364,946

		364,946
METALS & MINING — 2.24%
JFE Holdings Inc.	21,625	407,995
Kobe Steel Ltd.	108,000	143,671
Mitsubishi Materials Corp.	48,000	136,564
Nippon Steel & Sumitomo Metal Corp.	360,045	985,898
Sumitomo Metal Mining Co. Ltd.	24,000	302,024

		1,976,152
OIL, GAS & CONSUMABLE FUELS — 1.13%
INPEX Corp.	41,400	538,279
JX Holdings Inc.	95,440	460,588

		998,867
PAPER & FOREST PRODUCTS — 0.18%
Oji Holdings Corp.	36,000	161,499

		161,499
PERSONAL PRODUCTS — 1.10%
Kao Corp.	19,800	703,098
Shiseido Co. Ltd.	15,000	264,505

		967,603
PHARMACEUTICALS — 5.41%
Astellas Pharma Inc.	87,140	1,035,679
Chugai Pharmaceutical Co. Ltd.	7,800	199,573
Daiichi Sankyo Co. Ltd.	25,203	425,332
Eisai Co. Ltd.	10,200	397,957
Ono Pharmaceutical Co. Ltd.	4,200	364,597
Otsuka Holdings Co. Ltd.	19,800	593,510
Shionogi & Co. Ltd.	12,000	222,906
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	193,659
Takeda Pharmaceutical Co. Ltd.	28,200	1,339,558

		4,772,771
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.96%
Daiwa House Industry Co. Ltd.	24,000	408,059
Mitsubishi Estate Co. Ltd.	54,000	1,282,556
Mitsui Fudosan Co. Ltd.	36,000	1,100,782
Sumitomo Realty & Development Co. Ltd.	18,000	706,472

		3,497,869

Security	Shares	Value

ROAD & RAIL — 3.67%
Central Japan Railway Co.	7,800	$913,415
East Japan Railway Co.	15,000	1,107,831
Kintetsu Corp.	72,000	256,581
Nippon Express Co. Ltd.	36,000	176,531
Odakyu Electric Railway Co. Ltd.	24,000	207,176
Tokyu Corp.	42,000	257,338
West Japan Railway Co.	7,800	319,165

		3,238,037
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
Rohm Co. Ltd.	3,600	160,975
Tokyo Electron Ltd.	6,600	405,350

		566,325
SOFTWARE — 0.57%
Nintendo Co. Ltd.	4,200	499,995

		499,995
SPECIALTY RETAIL — 1.27%
Fast Retailing Co. Ltd.	2,400	872,399
Nitori Holdings Co. Ltd.	3,000	130,359
Yamada Denki Co. Ltd.	36,000	120,250

		1,123,008
TOBACCO — 1.58%
Japan Tobacco Inc.	44,400	1,396,864

		1,396,864
TRADING COMPANIES & DISTRIBUTORS — 4.43%
ITOCHU Corp.	60,000	702,626
Marubeni Corp.	66,000	444,123
Mitsubishi Corp.	63,000	1,172,093
Mitsui & Co. Ltd.	69,600	986,031
Sumitomo Corp.	47,400	604,323

		3,909,196
WIRELESS TELECOMMUNICATION SERVICES — 4.09%
NTT DOCOMO Inc.	52,800	834,669
SoftBank Corp.	36,600	2,772,054

		3,606,723

TOTAL COMMON STOCKS
(Cost: $103,250,065)		87,376,242

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	275,449	275,449

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	14,351	$14,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,993	7,993

		297,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $297,793)		297,793

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $103,547,858)		87,674,035
Other Assets, Less Liabilities — 0.63%		553,463

NET ASSETS — 100.00%		$88,227,498

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LATIN AMERICA 40 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 68.22%

BRAZIL — 23.25%
AMBEV SA SP ADR	9,490,936	$70,327,836
Banco do Brasil SA	2,329,600	23,538,613
BM&F Bovespa SA	3,775,200	18,821,627
BRF — Brasil Foods SA SP ADR	1,349,088	26,954,778
CCR SA	1,809,600	13,969,968
Cielo SA	707,220	22,663,008
Companhia Siderurgica Nacional SA SP ADR[a]	1,587,664	6,922,215
CPFL Energia SA SP ADR	230,776	3,768,572
Embraer SA SP ADR	340,496	12,084,203
Itausa — Investimentos Itau SAb	92,044	377,313
Ultrapar Participacoes SA	884,000	21,511,385

		220,939,518
CHILE — 10.31%
Banco de Chile	27,307,904	3,421,298
Banco de Chile SP ADR	36,321	2,734,245
Banco Santander (Chile) SA SP ADR	324,168	7,598,498
Cencosud SA	2,300,584	7,582,144
Empresa Nacional de Electricidad SA SP ADR	228,072	9,848,149
Empresas CMPC SA	2,823,080	6,443,864
Empresas Copec SA	1,057,160	13,753,599
Enersis SA SP ADR	798,512	12,400,891
LATAM Airlines Group SA SP ADR[a]	684,528	10,302,146
S.A.C.I. Falabella SA	2,020,408	17,703,608
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	195,832	6,215,708

		98,004,150
COLOMBIA — 3.27%
Bancolombia SA SP ADR	178,360	10,073,773
Ecopetrol SA SP ADR[a]	515,528	21,028,387

		31,102,160
MEXICO — 27.63%
Alfa SAB de CV Series A	5,896,800	14,921,915
America Movil SAB de CV Series L	90,469,600	89,715,615
Cemex SAB de CV CPO[b]	23,587,253	29,825,820
Fomento Economico Mexicano SAB de CV BD Units	4,035,200	37,606,719
Grupo Elektra SAB de CVa	138,320	4,267,448

Security	Shares	Value

Grupo Financiero Banorte SAB de CV Series O	4,929,600	$33,180,708
Grupo Televisa SAB de CV CPO	4,035,200	26,925,557
Wal-Mart de Mexico SAB de CV Series Va	11,034,400	26,197,583

		262,641,365
PERU — 3.76%
Compania de Minas Buenaventura SA SP ADR	385,112	4,840,858
Credicorp Ltd.	138,112	19,048,407
Southern Copper Corp.	406,848	11,843,345

		35,732,610

TOTAL COMMON STOCKS
(Cost: $720,762,563)		648,419,803

PREFERRED STOCKS — 31.55%

BRAZIL — 31.55%
Banco Bradesco SA SP ADR	4,394,936	60,078,775
Companhia Energetica de Minas Gerais SP ADR	1,503,008	10,220,454
Gerdau SA SP ADR	1,868,568	11,977,521
Itau Unibanco Holding SA SP ADR	5,243,680	77,921,085
Itausa — Investimentos Itau SA	6,250,496	25,622,463
Petroleo Brasileiro SA SP ADR	4,273,152	59,268,618
Vale SA Class A SP ADR	4,406,168	54,856,792

		299,945,708

TOTAL PREFERRED STOCKS
(Cost: $505,107,740)		299,945,708

SHORT-TERM INVESTMENTS — 4.15%

MONEY MARKET FUNDS — 4.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	36,804,405	36,804,405
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	1,917,531	1,917,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	741,236	741,236

		39,463,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,463,172)		39,463,172

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® LATIN AMERICA 40 ETF

March 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 103.92%
(Cost: $1,265,333,475)	$987,828,683
Other Assets, Less Liabilities — (3.92)%	(37,304,621)

NET ASSETS — 100.00%	$950,524,062

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$216,723,680	$98,163,728	$3,035,249,549
Affiliated (Note 2)	4,688,169	1,287,128	14,531,323

Total cost of investments	$221,411,849	$99,450,856	$3,049,780,872

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$261,158,267	$108,358,704	$3,237,501,806
Affiliated (Note 2)	4,688,169	1,287,128	14,531,323

Total fair value of investments	265,846,436	109,645,832	3,252,033,129
Foreign currency, at value[b]	252,321	105,804	8,092,652
Receivables:
Investment securities sold	—	7,860,495	—
Dividends and interest	728,263	101,462	10,819,186

Total Assets	266,827,020	117,713,593	3,270,944,967

LIABILITIES
Payables:
Investment securities purchased	—	7,550,066	4,031,247
Collateral for securities on loan (Note 1)	4,641,552	1,283,495	12,452,046
Due to custodian	—	—	13,082
Investment advisory fees (Note 2)	108,782	73,699	1,641,448

Total Liabilities	4,750,334	8,907,260	18,137,823

NET ASSETS	$262,076,686	$108,806,333	$3,252,807,144

Net assets consist of:
Paid-in capital	$236,488,241	$115,371,099	$3,272,199,403
Undistributed (distributions in excess of) net investment income	(86,336)	—	48,201,825
Accumulated net realized loss	(18,753,770)	(16,760,830)	(269,960,240)
Net unrealized appreciation	44,428,551	10,196,064	202,366,156

NET ASSETS	$262,076,686	$108,806,333	$3,252,807,144

Shares outstanding[c]	5,700,000	3,250,000	67,500,000

Net asset value per share	$45.98	$33.48	$48.19

[a]	Securities on loan with values of $4,413,400, $1,234,950 and $12,273,210, respectively. See Note 1.
[b]	Cost of foreign currency: $252,220, $105,427 and $8,064,108, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$170,899,967	$103,250,065	$1,225,870,303
Affiliated (Note 2)	4,629,288	297,793	39,463,172

Total cost of investments	$175,529,255	$103,547,858	$1,265,333,475

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$180,755,475	$87,376,242	$948,365,511
Affiliated (Note 2)	4,629,288	297,793	39,463,172

Total fair value of investments	185,384,763	87,674,035	987,828,683
Foreign currency, at value[b]	197,311	73,459	1,197,176
Cash	—	—	122,992
Receivables:
Investment securities sold	280,163	—	17,317
Dividends and interest	685,280	806,917	577,436
Capital shares sold	—	—	7,578,843

Total Assets	186,547,517	88,554,411	997,322,447

LIABILITIES
Payables:
Investment securities purchased	—	—	7,735,978
Collateral for securities on loan (Note 1)	3,335,608	289,800	38,721,936
Distribution to shareholders	1,286,995	—	—
Investment advisory fees (Note 2)	73,865	37,113	340,471

Total Liabilities	4,696,468	326,913	46,798,385

NET ASSETS	$181,851,049	$88,227,498	$950,524,062

Net assets consist of:
Paid-in capital	$210,460,176	$122,755,922	$1,763,472,321
Undistributed (distributions in excess of) net investment income	(3,846,505)	340,776	—
Accumulated net realized loss	(34,619,879)	(18,988,621)	(535,454,788)
Net unrealized appreciation (depreciation)	9,857,257	(15,880,579)	(277,493,471)

NET ASSETS	$181,851,049	$88,227,498	$950,524,062

Shares outstanding[c]	5,000,000	1,800,000	26,000,000

Net asset value per share	$36.37	$49.02	$36.56

[a]	Securities on loan with values of $3,122,747, $272,836 and $37,775,062, respectively. See Note 1.
[b]	Cost of foreign currency: $196,743, $73,534 and $1,196,978, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,366,363	$4,242,459	$91,485,895 [b]
Interest — affiliated (Note 2)	49	36	234
Securities lending income — affiliated (Note 2)	17,195	26,009	127,437

	6,383,607	4,268,504	91,613,566
Less: Other foreign taxes (Note 1)	(29,371)	—	—

Total investment income	6,354,236	4,268,504	91,613,566

EXPENSES
Investment advisory fees (Note 2)	1,252,682	974,703	12,019,515

Total expenses	1,252,682	974,703	12,019,515

Net investment income	5,101,554	3,293,801	79,594,051

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,486,591)	(9,969,729)	(45,285,374)
In-kind redemptions — unaffiliated	—	4,439,990	21,868,690
Foreign currency transactions	(44,640)	(46,872)	524,993

Net realized loss	(1,531,231)	(5,576,611)	(22,891,691)

Net change in unrealized appreciation/depreciation on:
Investments	(559,340)	(3,978,769)	355,393,318
Translation of assets and liabilities in foreign currencies	8,906	1,405	69,319

Net change in unrealized appreciation/depreciation	(550,434)	(3,977,364)	355,462,637

Net realized and unrealized gain (loss)	(2,081,665)	(9,553,975)	332,570,946

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,019,889	$(6,260,174)	$412,164,997

[a]	Net of foreign withholding tax of $623,603, $246,720 and $5,554,633, respectively.
[b]	Includes $31,301,121 related to a one-time special distribution from Vodafone Group PLC.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,965,282	$1,714,285	$32,966,868
Interest — affiliated (Note 2)	24	9	317
Securities lending income — affiliated (Note 2)	36,394	11,214	495,166

Total investment income	6,001,700	1,725,508	33,462,351

EXPENSES
Investment advisory fees (Note 2)	872,721	451,724	5,329,676

Total expenses	872,721	451,724	5,329,676

Net investment income	5,128,979	1,273,784	28,132,675

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,918,482)	(2,200,825)	(118,463,124)
In-kind redemptions — unaffiliated	5,146,270	2,183,250	(38,254,641)
Foreign currency transactions	(36,224)	(60,614)	(11,953)

Net realized gain (loss)	2,191,564	(78,189)	(156,729,718)

Net change in unrealized appreciation/depreciation on:
Investments	(8,548,206)	3,646,431	(56,182,424)
Translation of assets and liabilities in foreign currencies	3,890	(8,539)	17,472

Net change in unrealized appreciation/depreciation	(8,544,316)	3,637,892	(56,164,952)

Net realized and unrealized gain (loss)	(6,352,752)	3,559,703	(212,894,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,223,773)	$4,833,487	$(184,761,995)

[a]	Net of foreign withholding tax of $511,103, $161,379 and $2,938,831, respectively.

See notes to financial statements.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,101,554	$4,005,001	$3,293,801	$3,709,944
Net realized gain (loss)	(1,531,231)	1,225,277	(5,576,611)	(146,407)
Net change in unrealized appreciation/depreciation	(550,434)	6,237,530	(3,977,364)	10,144,799

Net increase (decrease) in net assets resulting from operations	3,019,889	11,467,808	(6,260,174)	13,708,336

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,395,420)	(4,158,671)	(3,816,247)	(3,918,229)

Total distributions to shareholders	(5,395,420)	(4,158,671)	(3,816,247)	(3,918,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,490,166	37,634,159	9,783,619	21,415,579
Cost of shares redeemed	—	—	(31,735,292)	(9,732,578)

Net increase (decrease) in net assets from capital share transactions	18,490,166	37,634,159	(21,951,673)	11,683,001

INCREASE (DECREASE) IN NET ASSETS	16,114,635	44,943,296	(32,028,094)	21,473,108

NET ASSETS
Beginning of year	245,962,051	201,018,755	140,834,427	119,361,319

End of year	$262,076,686	$245,962,051	$108,806,333	$140,834,427

Distributions in excess of net investment income included in net assets at end of year	$(86,336)	$(84,464)	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	800,000	300,000	650,000
Shares redeemed	—	—	(1,000,000)	(300,000)

Net increase (decrease) in shares outstanding	400,000	800,000	(700,000)	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$79,594,051	$31,733,711	$5,128,979	$5,347,376
Net realized gain (loss)	(22,891,691)	(15,584,513)	2,191,564	7,483,312
Net change in unrealized appreciation/depreciation	355,462,637	84,267,662	(8,544,316)	29,998,526

Net increase (decrease) in net assets resulting from operations	412,164,997	100,416,860	(1,223,773)	42,829,214

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,242,239)	(31,380,966)	(6,070,473)	(11,164,868)
Return of capital	—	—	(1,445,430)	—

Total distributions to shareholders	(39,242,239)	(31,380,966)	(7,515,903)	(11,164,868)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,715,266,195	280,843,031	22,920,069	95,757,211
Cost of shares redeemed	(86,459,583)	(134,993,273)	(28,978,572)	(59,727,241)

Net increase (decrease) in net assets from capital share transactions	1,628,806,612	145,849,758	(6,058,503)	36,029,970

INCREASE (DECREASE) IN NET ASSETS	2,001,729,370	214,885,652	(14,798,179)	67,694,316

NET ASSETS
Beginning of year	1,251,077,774	1,036,192,122	196,649,228	128,954,912

End of year	$3,252,807,144	$1,251,077,774	$181,851,049	$196,649,228

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$48,201,825	$7,230,876	$(3,846,505)	$(6,855,531)

SHARES ISSUED AND REDEEMED
Shares sold	38,100,000	7,400,000	600,000	2,800,000
Shares redeemed	(2,100,000)	(3,700,000)	(800,000)	(1,700,000)

Net increase (decrease) in shares outstanding	36,000,000	3,700,000	(200,000)	1,100,000

See notes to financial statements.

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Japan Large-Cap ETF		iShares Latin America 40 ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,273,784	$1,191,824	$28,132,675	$43,042,365
Net realized loss	(78,189)	(5,327,597)	(156,729,718)	(39,698,262)
Net change in unrealized appreciation/depreciation	3,637,892	8,554,270	(56,164,952)	(145,580,912)

Net increase (decrease) in net assets resulting from operations	4,833,487	4,418,497	(184,761,995)	(142,236,809)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,118,725)	(1,559,140)	(34,301,593)	(43,353,719)

Total distributions to shareholders	(1,118,725)	(1,559,140)	(34,301,593)	(43,353,719)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,968,071	—	153,887,267	22,685,492
Cost of shares redeemed	(14,863,851)	(12,468,011)	(458,284,403)	(461,198,862)

Net increase (decrease) in net assets from capital share transactions	15,104,220	(12,468,011)	(304,397,136)	(438,513,370)

INCREASE (DECREASE) IN NET ASSETS	18,818,982	(9,608,654)	(523,460,724)	(624,103,898)

NET ASSETS
Beginning of year	69,408,516	79,017,170	1,473,984,786	2,098,088,684

End of year	$88,227,498	$69,408,516	$950,524,062	$1,473,984,786

Undistributed net investment income included in net assets at end of year	$340,776	$226,511	$—	$5,018,547

SHARES ISSUED AND REDEEMED
Shares sold	600,000	—	4,250,000	500,000
Shares redeemed	(300,000)	(300,000)	(12,000,000)	(10,750,000)

Net increase (decrease) in shares outstanding	300,000	(300,000)	(7,750,000)	(10,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$46.41	$44.67	$47.84	$40.06	$25.26

Income from investment operations:
Net investment income[a]	0.93	0.86	1.09	0.76	0.56
Net realized and unrealized gain (loss)[b]	(0.37)	1.78	(3.10)	7.75	14.74

Total from investment operations	0.56	2.64	(2.01)	8.51	15.30

Less distributions from:
Net investment income	(0.99)	(0.90)	(1.16)	(0.73)	(0.50)

Total distributions	(0.99)	(0.90)	(1.16)	(0.73)	(0.50)

Net asset value, end of year	$45.98	$46.41	$44.67	$47.84	$40.06

Total return	1.63%[c]	5.72%[c]	(3.92)%	21.53%	60.92%

Ratios/Supplemental data:
Net assets, end of year (000s)	$262,077	$245,962	$201,019	$239,183	$144,211
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.04%	1.94%	2.49%	1.77%	1.53%
Portfolio turnover rate[d]	9%	11%	8%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2014, March 31, 2013, March 31, 2012, March 31, 2011 and March 31, 2010 were 9%, 11%, 8%, 7% and 6%, respectively. See Note 4.

See notes to financial statements.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.65	$33.16	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.85	0.98	0.99	0.60	0.77
Net realized and unrealized gain (loss)[c]	(2.04)	2.55	(2.63)	4.99	5.91

Total from investment operations	(1.19)	3.53	(1.64)	5.59	6.68

Less distributions from:
Net investment income	(0.98)	(1.04)	(0.99)	(0.90)	(0.03)

Total distributions	(0.98)	(1.04)	(0.99)	(0.90)	(0.03)

Net asset value, end of period	$33.48	$35.65	$33.16	$35.79	$31.10

Total return	(3.01)%[d]	10.86%[d]	(4.45)%	18.53%	27.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,806	$140,834	$119,361	$139,594	$43,534
Ratio of expenses to average net assets[f]	0.75%	0.75%	0.72%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[f]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	2.53%	2.95%	3.08%	1.87%	3.29%
Portfolio turnover rate[g]	26%	18%	14%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2014 and March 31, 2013 were 25%, and 18%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$39.72	$37.27	$41.71	$38.41	$25.58

Income from investment operations:
Net investment income[a]	1.77 [b]	1.11	1.31	0.99	1.00
Net realized and unrealized gain (loss)[c]	7.81	2.53	(4.54)	3.29	12.83

Total from investment operations	9.58	3.64	(3.23)	4.28	13.83

Less distributions from:
Net investment income	(1.11)	(1.19)	(1.21)	(0.98)	(1.00)

Total distributions	(1.11)	(1.19)	(1.21)	(0.98)	(1.00)

Net asset value, end of year	$48.19	$39.72	$37.27	$41.71	$38.41

Total return	24.75%	10.29%	(7.80)%	11.63%	54.79%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,252,807	$1,251,078	$1,036,192	$1,343,070	$1,474,809
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.97%[b]	3.00%	3.47%	2.64%	2.84%
Portfolio turnover rate[d]	5%	6%	7%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$37.82	$31.45	$34.08	$30.79	$19.03

Income from investment operations:
Net investment income[a]	1.05	1.09	1.09	1.14	0.96
Net realized and unrealized gain (loss)[b]	(0.93)	7.28	(2.52)	4.00	12.36

Total from investment operations	0.12	8.37	(1.43)	5.14	13.32

Less distributions from:
Net investment income	(1.27)	(2.00)	(1.13)	(1.85)	(1.38)
Return of capital	(0.30)	—	(0.07)	—	(0.18)

Total distributions	(1.57)	(2.00)	(1.20)	(1.85)	(1.56)

Net asset value, end of year	$36.37	$37.82	$31.45	$34.08	$30.79

Total return	0.26%[c]	27.79%[c]	(3.96)%	17.21%	70.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$181,851	$196,649	$128,955	$146,544	$107,771
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.82%	3.20%	3.47%	3.57%	3.32%
Portfolio turnover rate[d]	10%	9%	8%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Japan Large-Cap ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$46.27	$43.90	$45.15	$45.54	$33.52

Income from investment operations:
Net investment income[a]	0.70	0.69	0.73	0.73	0.47
Net realized and unrealized gain (loss)[b]	2.67	2.55	(1.03)	(0.41)	12.08

Total from investment operations	3.37	3.24	(0.30)	0.32	12.55

Less distributions from:
Net investment income	(0.62)	(0.87)	(0.95)	(0.71)	(0.53)

Total distributions	(0.62)	(0.87)	(0.95)	(0.71)	(0.53)

Net asset value, end of year	$49.02	$46.27	$43.90	$45.15	$45.54

Total return	7.04%[c]	7.95%[c]	(0.45)%	0.73%	37.60%

Ratios/Supplemental data:
Net assets, end of year (000s)	$88,227	$69,409	$79,017	$108,361	$109,295
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.41%	1.70%	1.71%	1.64%	1.11%
Portfolio turnover rate[d]	4%	6%	4%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$43.67	$47.68	$53.72	$48.22	$25.51

Income from investment operations:
Net investment income[a]	0.99	1.12	1.30	1.00	1.03
Net realized and unrealized gain (loss)[b]	(6.87)	(3.99)	(5.94)	5.67	22.43

Total from investment operations	(5.88)	(2.87)	(4.64)	6.67	23.46

Less distributions from:
Net investment income	(1.23)	(1.14)	(1.40)	(1.17)	(0.75)

Total distributions	(1.23)	(1.14)	(1.40)	(1.17)	(0.75)

Net asset value, end of year	$36.56	$43.67	$47.68	$53.72	$48.22

Total return	(13.36)%	(5.93)%	(8.46)%	14.18%	92.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$950,524	$1,473,985	$2,098,089	$2,672,520	$2,700,337
Ratio of expenses to average net assets	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.60%	2.59%	2.75%	2.03%	2.48%
Portfolio turnover rate[c]	18%	11%	22%	6%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2014 and March 31, 2013 were 11% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
Asia 50	iShares S&P Asia 50 Index Fund	Non-diversified
Emerging Markets Infrastructure	iShares S&P Emerging Markets Infrastructure Index Fund	Non-diversified
Europe	iShares S&P Europe 350 Index Fund	Diversified
International Developed Property	iShares S&P Developed ex-US Property Index Fund	Diversified
Japan Large-Cap	iShares S&P/TOPIX 150 Index Fund	Diversified
Latin America 40	iShares S&P Latin America 40 Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the iShares Emerging Markets Infrastructure ETF to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Asia 50
Assets:
Common Stocks	$257,119,986	$4,038,281	$—	$261,158,267
Money Market Funds	4,688,169	—	—	4,688,169

	$261,808,155	$4,038,281	$—	$265,846,436

Emerging Markets Infrastructure
Assets:
Common Stocks	$104,505,790	$—	$—	$104,505,790
Preferred Stocks	3,852,914	—	—	3,852,914
Money Market Funds	1,287,128	—	—	1,287,128

	$109,645,832	$—	$—	$109,645,832

Europe
Assets:
Common Stocks	$3,209,065,459	$—	$3	$3,209,065,462
Preferred Stocks	27,088,017	—	—	27,088,017
Rights	1,348,327	—	—	1,348,327
Money Market Funds	14,531,323	—	—	14,531,323

	$3,252,033,126	$—	$3	$3,252,033,129

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
International Developed Property
Assets:
Common Stocks	$179,737,094	$87,670	$30	$179,824,794
Investment Companies	846,740	—	—	846,740
Rights	83,941	—	—	83,941
Money Market Funds	4,629,288	—	—	4,629,288

	$185,297,063	$87,670	$30	$185,384,763

Japan Large-Cap
Assets:
Common Stocks	$87,376,242	$—	$—	$87,376,242
Money Market Funds	297,793	—	—	297,793

	$87,674,035	$—	$—	$87,674,035

Latin America 40
Assets:
Common Stocks	$648,042,490	$377,313	$—	$648,419,803
Preferred Stocks	299,945,708	—	—	299,945,708
Money Market Funds	39,463,172	—	—	39,463,172

	$987,451,370	$377,313	$—	$987,828,683

The iShares Asia 50 ETF had transfers from Level 1 to Level 2 during the year ended March 31, 2014 in the amount of $5,004,796, measured as of the beginning of the period, resulting from a temporary suspension due to a pending corporate action.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of March 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Asia 50	$4,413,400
Emerging Markets Infrastructure	1,234,950
Europe	12,273,210
International Developed Property	3,122,747
Japan Large-Cap	272,836
Latin America 40	37,775,062

As of March 31, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
Europe	0.60
International Developed Property	0.48
Japan Large-Cap	0.50

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion[b]
0.4287	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Emerging Markets Infrastructure ETF through June 30, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the year ended March 31, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Asia 50	$8,941
Emerging Markets Infrastructure	13,102
Europe	62,090
International Developed Property	17,732
Japan Large-Cap	5,651
Latin America 40	247,181

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$30,523,623	$22,422,462
Emerging Markets Infrastructure	33,642,442	37,470,563
Europe	141,809,632	97,259,137
International Developed Property	17,456,485	20,224,576
Japan Large-Cap	3,465,403	3,362,005
Latin America 40	198,821,143	241,078,570

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$9,881,227	$—
Emerging Markets Infrastructure	7,926,035	26,569,196
Europe	1,702,905,504	85,713,142
International Developed Property	22,245,780	28,173,226
Japan Large-Cap	29,600,487	14,693,532
Latin America 40	125,778,459	386,458,973

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Asia 50	$—	$291,994	$(291,994)
Emerging Markets Infrastructure	3,154,423	522,446	(3,676,869)
Europe	15,675,344	619,137	(16,294,481)
International Developed Property	(89,099)	3,950,520	(3,861,421)
Japan Large-Cap	1,948,833	(40,794)	(1,908,039)
Latin America 40	(89,210,257)	1,150,371	88,059,886

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
Asia 50
Ordinary income	$5,395,420	$4,158,671

Emerging Markets Infrastructure
Ordinary income	$3,816,247	$3,918,229

Europe
Ordinary income	$39,242,239	$31,380,966

International Developed Property
Ordinary income	$6,070,473	$11,164,868
Return of capital	1,445,430	—

	$7,515,903	$11,164,868

Japan Large-Cap
Ordinary income	$1,118,725	$1,559,140

Latin America 40
Ordinary income	$34,301,593	$43,353,719

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Asia 50	$—	$(11,756,096)	$38,053,154	$(708,613)	$25,588,445
Emerging Markets Infrastructure	—	(12,800,308)	9,323,775	(3,088,233)	(6,564,766)
Europe	50,221,978	(195,385,350)	137,276,960	(11,505,847)	(19,392,259)
International Developed Property	—	(28,682,219)	461,870	(388,778)	(28,609,127)
Japan Large-Cap	600,244	(18,160,466)	(16,833,948)	(134,254)	(34,528,424)
Latin America 40	—	(461,280,428)	(319,878,228)	(31,789,603)	(812,948,259)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$6,275,867	$—	$—	$4,137,780	$114,299	$1,228,150	$11,756,096
Emerging Markets Infrastructure	12,286,416	—	—	—	7,454	506,438	12,800,308
Europe	45,627,482	—	—	47,090,987	70,049,884	32,616,997	195,385,350
International Developed Property	13,502,494	—	37,441	1,561,084	8,281,169	5,300,031	28,682,219
Japan Large-Cap	7,935,299	335,080	1,371,929	1,586,598	3,393,670	3,537,890	18,160,466
Latin America 40	234,989,478	233,743	844,965	23,841,805	201,370,437	—	461,280,428

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$227,787,247	$55,473,783	$(17,414,594)	$38,059,189
Emerging Markets Infrastructure	100,323,145	18,015,723	(8,693,036)	9,322,687
Europe	3,114,870,068	352,402,896	(215,239,835)	137,163,061
International Developed Property	184,924,642	19,612,111	(19,151,990)	460,121
Japan Large-Cap	104,501,227	6,785,161	(23,612,353)	(16,827,192)
Latin America 40	1,307,718,232	62,158,496	(382,048,045)	(319,889,549)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares Japan Large-Cap ETF and iShares Latin America 40 ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	65

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$6,989,966	$652,974
Emerging Markets Infrastructure	4,489,179	246,720
Europe	74,319,210	5,552,761
International Developed Property	6,474,895	511,034
Japan Large-Cap	1,875,664	161,379
Latin America 40	35,905,699	2,935,752

For corporate shareholders, the percentage of the income dividends paid by the iShares Latin America 40 ETF during the fiscal year ended March 31, 2014 which qualified for the dividends-received deduction is 0.85%.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
Asia 50	$3,667,895
Emerging Markets Infrastructure	2,896,802
Europe	44,795,000
International Developed Property	2,476,123
Japan Large-Cap	1,280,104
Latin America 40	28,077,371

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50	$0.816048	$—	$0.174406	$0.990454	82%	—%	18%	100%
Emerging Markets Infrastructure	0.752912	—	0.226581	0.979493	77	—	23	100
Europe	1.086552	—	0.019867	1.106419	98	—	2	100
Japan Large-Cap	0.537520	—	0.083994	0.621514	86	—	14	100
Latin America 40	1.012654	—	0.216797	1.229451	82	—	18	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited)  (Continued)

iSHARES® TRUST

iShares Asia 50 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.08%
Greater than 4.5% and Less than 5.0%	1	0.08
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	4	0.30
Greater than 3.0% and Less than 3.5%	9	0.68
Greater than 2.5% and Less than 3.0%	10	0.76
Greater than 2.0% and Less than 2.5%	17	1.29
Greater than 1.5% and Less than 2.0%	49	3.71
Greater than 1.0% and Less than 1.5%	103	7.81
Greater than 0.5% and Less than 1.0%	202	15.31
Between 0.5% and –0.5%	575	43.60
Less than –0.5% and Greater than –1.0%	172	13.04
Less than –1.0% and Greater than –1.5%	79	5.99
Less than –1.5% and Greater than –2.0%	42	3.18
Less than –2.0% and Greater than –2.5%	22	1.67
Less than –2.5% and Greater than –3.0%	10	0.76
Less than –3.0% and Greater than –3.5%	7	0.53
Less than –3.5% and Greater than –4.0%	7	0.53
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –5.0% and Greater than –5.5%	2	0.15

	1,319	100.00%

iShares Emerging Markets Infrastructure ETF

Period Covered: July 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	2	0.17
Greater than 1.5% and Less than 2.0%	2	0.17
Greater than 1.0% and Less than 1.5%	16	1.34
Greater than 0.5% and Less than 1.0%	191	15.98
Between 0.5% and –0.5%	873	73.06
Less than –0.5% and Greater than –1.0%	85	7.11
Less than –1.0% and Greater than –1.5%	17	1.42
Less than –1.5% and Greater than –2.0%	6	0.50
Less than –2.0% and Greater than –2.5%	2	0.17

	1,195	100.00%

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Europe ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	8	0.61
Greater than 1.5% and Less than 2.0%	17	1.29
Greater than 1.0% and Less than 1.5%	52	3.93
Greater than 0.5% and Less than 1.0%	225	17.05
Between 0.5% and –0.5%	829	62.84
Less than –0.5% and Greater than –1.0%	103	7.81
Less than –1.0% and Greater than –1.5%	44	3.34
Less than –1.5% and Greater than –2.0%	20	1.52
Less than –2.0% and Greater than –2.5%	5	0.38
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,319	100.00%

iShares International Developed Property ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.15%
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	4	0.30
Greater than 2.5% and Less than 3.0%	6	0.45
Greater than 2.0% and Less than 2.5%	11	0.83
Greater than 1.5% and Less than 2.0%	34	2.58
Greater than 1.0% and Less than 1.5%	106	8.04
Greater than 0.5% and Less than 1.0%	303	22.97
Between 0.5% and –0.5%	627	47.55
Less than –0.5% and Greater than –1.0%	119	9.02
Less than –1.0% and Greater than –1.5%	48	3.64
Less than –1.5% and Greater than –2.0%	32	2.43
Less than –2.0% and Greater than –2.5%	11	0.83
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0% and Greater than –3.5%	4	0.30
Less than –3.5% and Greater than –4.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Japan Large-Cap ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	2	0.15%
Greater than 5.0% and Less than 5.5%	2	0.15
Greater than 4.5% and Less than 5.0%	1	0.08
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	6	0.45
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	5	0.38
Greater than 2.0% and Less than 2.5%	20	1.52
Greater than 1.5% and Less than 2.0%	43	3.26
Greater than 1.0% and Less than 1.5%	94	7.13
Greater than 0.5% and Less than 1.0%	173	13.11
Between 0.5% and –0.5%	498	37.75
Less than –0.5% and Greater than –1.0%	204	15.46
Less than –1.0% and Greater than –1.5%	126	9.55
Less than –1.5% and Greater than –2.0%	62	4.70
Less than –2.0% and Greater than –2.5%	41	3.11
Less than –2.5% and Greater than –3.0%	17	1.29
Less than –3.0% and Greater than –3.5%	13	0.99
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5% and Greater than –5.0%	1	0.08
Less than –5.0% and Greater than –5.5%	1	0.08
Less than –5.5%	1	0.08

	1,319	100.00%

iShares Latin America 40 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,282	97.19
Less than –0.5% and Greater than –1.0%	21	1.59
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-34-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. DOMESTIC MARKET OVERVIEW

U.S. equities experienced a strong rally during the 12-month period ended March 31, 2014 (the “reporting period”), as several major market indices hit new all time highs. Early in the reporting period, the combination of slow economic growth and uncertainty about the U.S. Federal Reserve Bank’s (the “Fed’s”) monetary policy contributed to substantial volatility. Clarification of the Fed’s monetary support and improving economic growth led to a sustained rally in U.S. equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China, the Fed’s less accommodative monetary policy and political tension in Ukraine raised concerns for investors.

The Fed’s monetary policy continued to be a driving force in the U.S. equity market’s performance. The U.S. economy grew at a modest 2.5% annual rate during the first quarter of the reporting period, rebounding from very slow growth in the prior six months. In May 2013, the Fed responded to the improving growth by announcing that it was considering slowing the pace of bond purchases, a key element of its stimulus program. The announcement caused strong volatility through global markets, as investors sold higher-risk investments, as well as lower-risk U.S. Treasuries.

In July and September 2013, the Fed clarified its intention to maintain the policy of monthly purchases of $85 billion in U.S. Treasury and mortgage bonds. U.S. economic growth also improved, increasing at a 4.1% and a 2.6% annualized pace in the third and fourth quarter of 2013, respectively. The Fed’s commitment to economic stimulus and better economic growth calmed markets, leading to a strong rally in global markets that lasted for several months. In January 2014, the Fed finally made the highly anticipated policy shift, reducing its bond purchases by $10 billion per month. Subsequently, equities declined, as the Fed’s policy shift coincided with slower manufacturing and industrial production growth in the U.S. and China. In March 2014, the Fed provided some reassurance to markets when it eliminated the 6.5% unemployment target in favor of a broader definition of economic stability while maintaining the 2% inflation target.

U.S. economic data continued to demonstrate a slow, but relatively steady economic recovery for the reporting period. The inflation rate fluctuated between 1 and 2% during the reporting period, reflecting the moderate pace of economic growth. During the reporting period, the unemployment rate declined by 1% to 6.7% in March 2014. The U.S. corporate sector was the strongest segment of the economy, as profit growth remained relatively robust. Credit conditions also eased, as balance sheets of companies improved and consumers gained increased access to low-cost borrowing. Housing prices rose, lifted by low mortgage rates and job growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.71%	21.84%	21.92%	21.71%	21.84%	21.92%
Since Inception	14.88%	14.88%	15.09%	87.27%	87.31%	88.83%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.70	$0.79	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 ETF

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.71%, net of fees, while the total return for the Index was 21.92%.

The Index posted a solid return for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the largest capitalization stocks, as represented by the Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in all ten of its major sectors during the reporting period. The largest contributor to Index performance was the information technology sector, as some of the largest technology companies posted solid returns. The financials sector was another solid performer, advancing on news of solid earnings and improving balance sheets. Several large-capitalization pharmaceutical stocks outperformed the broader market, driving gains in the health care sector. Consumer discretionary stocks benefitted Index performance, reflecting steady consumer spending during the reporting period. The industrials sector generated a solid contribution to Index returns, partially due to the solid performance of aerospace and defense stocks.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on Index performance during the reporting period. In particular, the telecommunication services sector offered a modest contribution, as several of the largest telecommunications companies posted relatively flat returns. Sectors with less cyclical exposure to the economy, like consumer staples and utilities, also lagged during the broad market rally.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	20.12%
Financials	15.89
Health Care	13.74
Consumer Discretionary	11.04
Energy	10.87
Industrials	10.29
Consumer Staples	10.22
Telecommunication Services	3.09
Materials	2.92
Utilities	1.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	3.78%
Exxon Mobil Corp.	3.26
Microsoft Corp.	2.57
Google Inc. Class A	2.25
Johnson & Johnson	2.07
General Electric Co.	2.01
Wells Fargo & Co.	1.80
Chevron Corp.	1.73
J.P. Morgan Chase & Co.	1.72
Berkshire Hathaway Inc. Class B	1.68

TOTAL	22.87%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.53%	22.57%	22.80%	22.53%	22.57%	22.80%
Since Inception	15.81%	15.81%	16.07%	94.26%	94.22%	96.17%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,121.30	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.53%, net of fees, while the total return for the Index was 22.80%.

The Index generated solid performance during the reporting period, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Russell Top 200® Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in all ten of its major sectors. The information technology sector represented approximately one third of the Index on average, and tech stocks drove more than one third of the Index’s overall return, as investors bought technology stocks with high growth potential. Consumer discretionary stocks also posted a large contribution to Index performance, reflecting steady consumer spending during the reporting period. The health care sector contributed to performance, as several large-capitalization pharmaceutical stocks outperformed the broader market. Aerospace and defense stocks helped drive performance in the industrials sector, generating a solid contribution to Index return during the reporting period. The energy sector also performed relatively well despite restrained commodity prices.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on Index performance during the reporting period. In particular, the telecommunication services sector delivered a modest contribution, as one large telecommunications company posted relatively flat returns. The consumer staples and financials sectors also trailed the broader market.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	32.13%
Consumer Discretionary	16.64
Consumer Staples	13.39
Health Care	11.87
Industrials	11.04
Energy	4.04
Financials	3.98
Materials	3.93
Telecommunication Services	2.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	5.74%
Microsoft Corp.	5.15
Google Inc. Class A	4.52
Verizon Communications Inc.	2.95
International Business Machines Corp.	2.83
Coca-Cola Co. (The)	2.23
Oracle Corp.	2.07
QUALCOMM Inc.	2.05
Philip Morris International Inc.	2.02
Schlumberger Ltd.	1.95

TOTAL	31.51%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.77%	20.83%	21.07%	20.77%	20.83%	21.07%
Since Inception	13.84%	13.84%	14.10%	79.73%	79.77%	81.59%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,127.80	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 20.77%, net of fees, while the total return for the Index was 21.07%.

The Index delivered a solid gain during the reporting period, as U.S. stocks advanced despite modest economic growth and rising volatility. Within the Russell Top 200® Index, value stocks lagged the performance of growth stocks, as investors preferred stocks with higher growth potential.

Positive performance in all ten of the Index’s major sectors drove results during the reporting period. The largest contributor to Index performance was the financials sector, which comprised approximately 27% of the Index on average. News of solid earnings, improving balance sheets and increasing lending were among the catalysts for financials stocks. The health care sector was the second largest contributor, as several large-capitalization pharmaceutical stocks outperformed the broader market. The industrials sector also performed relatively well, partially due to the solid performance of aerospace and defense stocks. The information technology sector outpaced other economic sectors, as some of the largest technology companies posted solid returns. Steady consumer spending during the reporting period lifted the Index’s consumer discretionary sector.

On the other end of the spectrum, the telecommunication services sector posted a modest return for the reporting period, as did the utilities and consumer staples sectors. The energy sector also lagged other sectors due to restrained commodity prices.

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*

Financials	27.73%
Energy	17.65
Health Care	15.60
Industrials	9.55
Information Technology	8.17
Consumer Staples	7.08
Consumer Discretionary	5.48
Utilities	3.63
Telecommunication Services	3.20
Materials	1.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	6.50%
General Electric Co.	4.01
Johnson & Johnson	3.60
Wells Fargo & Co.	3.59
Chevron Corp.	3.45
J.P. Morgan Chase & Co.	3.43
Berkshire Hathaway Inc. Class B	3.36
Procter & Gamble Co. (The)	3.30
Pfizer Inc.	3.21
AT&T Inc.	2.82

TOTAL	37.27%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.25%	22.31%	22.41%	22.25%	22.31%	22.41%
5 Years	21.56%	21.63%	21.73%	165.42%	166.22%	167.29%
10 Years	7.69%	7.68%	7.80%	109.68%	109.65%	111.91%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.10	$0.79	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 ETF

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.25%, net of fees, while the total return for the Index was 22.41%.

The Index posted a solid return for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within large- and mid-capitalization stocks, as represented by the Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in all ten of its major sectors. The largest contributor to Index performance was the information technology sector, as some of the largest technology companies posted solid returns. The financials sector was another solid performer due to solid earnings and improving balance sheets. The health care sector posted strong returns and was among the largest contributors to Index performance, as several large-capitalization pharmaceutical stocks outperformed the broader market. Consumer discretionary stocks benefitted Index performance, reflecting steady consumer spending during the reporting period. The industrials sector generated a solid contribution to Index return, partially due to the solid performance of aerospace and defense stocks.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on Index performance during the reporting period. In particular, the telecommunication services sector delivered a modest contribution, as several of the largest telecommunications companies posted relatively flat returns. Sectors with less cyclical exposure to the economy like consumer staples and utilities also lagged other sectors during the broad market rally.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	18.14%
Financials	17.15
Health Care	12.97
Consumer Discretionary	12.91
Industrials	11.25
Energy	9.59
Consumer Staples	8.82
Materials	3.75
Utilities	3.07
Telecommunication Services	2.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	2.61%
Exxon Mobil Corp.	2.25
Microsoft Corp.	1.77
Google Inc. Class A	1.56
Johnson & Johnson	1.43
General Electric Co.	1.39
Wells Fargo & Co.	1.24
Chevron Corp.	1.19
J.P. Morgan Chase & Co.	1.19
Berkshire Hathaway Inc. Class B	1.17

TOTAL	15.80%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.96%	23.03%	23.22%	22.96%	23.03%	23.22%
5 Years	21.43%	21.55%	21.68%	164.04%	165.36%	166.70%
10 Years	7.67%	7.67%	7.86%	109.42%	109.43%	113.16%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.50	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.96%, net of fees, while the total return for the Index was 23.22%.

The Index generated solid performance during the reporting period, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Russell 1000® Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in all ten of its major sectors. The Index’s largest sector — information technology —was also the largest contributor to Index performance, as investors bought technology stocks with high growth potential. Consumer discretionary stocks posted the second largest contribution to Index performance, reflecting steady consumer spending during the reporting period. The health care sector delivered strong returns and was the third largest contributor to Index performance, as several large-capitalization pharmaceutical stocks outperformed the broader market. Several aerospace and defense stocks helped drive performance in the industrials sector, as these companies cut cost in the face of government spending cuts.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on Index performance. In particular, the telecommunication services delivered a modest contribution for the reporting period, as one large telecommunications company posted relatively flat returns. Less economically sensitive stocks in the utilities and consumer staples sectors also trailed other sectors during the market rally, as did the financials sector.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	27.06%
Consumer Discretionary	19.22
Health Care	12.40
Industrials	12.34
Consumer Staples	11.71
Financials	5.55
Energy	4.78
Materials	4.55
Telecommunication Services	2.26
Utilities	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	3.90%
Microsoft Corp.	3.50
Google Inc. Class A	3.07
Verizon Communications Inc.	2.01
International Business Machines Corp.	1.92
Coca-Cola Co. (The)	1.51
Oracle Corp.	1.41
QUALCOMM Inc.	1.39
Philip Morris International Inc.	1.37
Schlumberger Ltd.	1.33

TOTAL	21.41%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.28%	21.37%	21.57%	21.28%	21.37%	21.57%
5 Years	21.51%	21.58%	21.75%	164.90%	165.61%	167.53%
10 Years	7.43%	7.42%	7.58%	104.69%	104.66%	107.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,131.80	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.28%, net of fees, while the total return for the Index was 21.57%.

The Index delivered a solid gain during the reporting period, as U.S. stocks advanced despite modest economic growth and rising volatility. Within the Russell 1000® Index, value stocks lagged the performance of growth stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in all ten of its major sectors. The largest contributor to Index performance during the reporting period was the financials sector, which comprised approximately 29% of the Index on average. News of solid earnings, improving balance sheets and increasing lending were among the catalysts for financials stocks. The health care sector was the second largest contributor to Index performance, as several large-capitalization pharmaceutical stocks performed well. The industrials sector also generated a solid contribution to Index returns, partially due to solid performance from several aerospace and defense stocks. The information technology sector outpaced other major sectors, as some of the largest technology companies posted solid returns. Consumer discretionary stocks also benefitted Index performance, reflecting steady consumer spending during the reporting period.

On the other end of the spectrum, the telecommunication services sector posted a modest return for the reporting period, as did the utilities, energy and consumer staples sectors.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	29.08%
Energy	14.52
Health Care	13.55
Industrials	10.14
Information Technology	8.97
Consumer Discretionary	6.42
Utilities	6.09
Consumer Staples	5.84
Materials	2.93
Telecommunication Services	2.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.56%
General Electric Co.	2.81
Johnson & Johnson	2.53
Wells Fargo & Co.	2.53
Chevron Corp.	2.42
J.P. Morgan Chase & Co.	2.41
Berkshire Hathaway Inc. Class B	2.36
Procter & Gamble Co. (The)	2.32
Pfizer Inc.	2.26
AT&T Inc.	1.98

TOTAL	26.18%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.91%	24.97%	24.90%	24.91%	24.97%	24.90%
5 Years	24.28%	24.34%	24.31%	196.50%	197.23%	196.87%
10 Years	8.52%	8.53%	8.53%	126.52%	126.69%	126.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,099.30	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 ETF

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 24.91%, net of fees, while the total return for the Index was 24.90%.

The Index delivered strong performance during the reporting period, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Market returns uniformly demonstrated a preference for smaller-capitalization stocks, as investors favored riskier companies with less global earnings exposure. Within small-capitalization stocks, as represented by the Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

Every major sector in the Index delivered positive results during the reporting period. The information technology sector was the largest contributor to Index performance, as small-capitalization technology stocks rallied despite slow business spending. The health care sector posted strong returns relative to the Index’s other sectors, which boosted the Index’s performance. The economically-sensitive consumer discretionary and industrials sectors also generated solid contributions to Index performance, as consumer spending and industrial production helped U.S. economic growth during the reporting period.

On the other end of the spectrum, utilities and materials stocks posted double-digit returns for the reporting period, but their small portfolio weights limited those sectors’ impact on Index performance. Investors demonstrated a clear preference for risk during the reporting period, while the utilities sector is often seen as a lower risk, defensive investment. Similarly, sluggish demand dampened performance for materials stocks. Small financials stocks, which accounted for approximately 23% of the Index during the reporting period, posted a solid contribution to Index returns despite lagging the broader market.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector/Investment Type	Percentage of Total Investments*

Financials	23.07%
Information Technology	17.73
Industrials	14.53
Health Care	13.58
Consumer Discretionary	13.03
Energy	5.66
Materials	4.86
Consumer Staples	3.68
Utilities	3.12
Telecommunication Services	0.72
Investment Companies	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

American Realty Capital Properties Inc.	0.39%
athenahealth Inc.	0.35
Acuity Brands Inc.	0.34
CoStar Group Inc.	0.32
NorthStar Realty Finance Corp.	0.31
SunEdison Inc.	0.30
Middleby Corp. (The)	0.30
Isis Pharmaceuticals Inc.	0.29
Rite Aid Corp.	0.27
Kate Spade & Co.	0.26

TOTAL	3.13%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.28%	27.38%	27.19%	27.28%	27.38%	27.19%
5 Years	25.29%	25.36%	25.24%	208.70%	209.61%	208.09%
10 Years	8.85%	8.85%	8.87%	133.49%	133.50%	133.83%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.30	$1.30	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 27.28%, net of fees, while the total return for the Index was 27.19%.

Slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks, as the Index delivered strong performance during the reporting period. Market returns uniformly demonstrated a preference for smaller-capitalization stocks, as investors favored riskier companies with less global earnings exposure. Within the Russell 2000® Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

Every sector in the Index delivered positive results during the reporting period. The two largest sectors of the Index — health care and information technology — contributed approximately half of the Index’s overall return during the reporting period. Health care stocks outpaced the broader market, while small-capitalization technology stocks rallied despite slow business spending. The economically-sensitive consumer discretionary and industrials sectors also generated solid contributions to Index performance, reflecting relatively steady consumer spending and industrial production during the reporting period. The consumer staples and energy sectors also performed relatively well.

On the other end of the spectrum, utilities and materials stocks posted double-digit returns, but their small portfolio weights limited those sectors’ impact on Index performance. Sluggish demand and investors’ preference for riskier stocks dampened performance for materials and utilities stocks. Small financials stocks also lagged the broader market during the reporting period.

PORTFOLIO ALLOCATION As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	24.58%
Health Care	22.02
Consumer Discretionary	15.71
Industrials	15.67
Financials	7.28
Materials	5.11
Consumer Staples	4.85
Energy	3.76
Telecommunication Services	0.90
Utilities	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/14

Security	Percentage of Total Investments*

athenahealth Inc.	0.69%
Acuity Brands Inc.	0.66
CoStar Group Inc.	0.62
SunEdison Inc.	0.58
Middleby Corp. (The)	0.58
Isis Pharmaceuticals Inc.	0.57
FEI Co.	0.50
PTC Inc.	0.49
HEICO Corp.	0.47
Brunswick Corp.	0.45

TOTAL	5.61%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.47%	22.53%	22.65%	22.47%	22.53%	22.65%
5 Years	23.13%	23.19%	23.33%	183.02%	183.66%	185.32%
10 Years	7.94%	7.94%	8.07%	114.71%	114.66%	117.36%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.50	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.47%, net of fees, while the total return for the Index was 22.65%.

The Index posted solid performance during the reporting period, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Market returns uniformly demonstrated a preference for smaller-capitalization stocks, as investors favored riskier companies with less global earnings exposure. Within the Russell 2000® Index, value stocks lagged the performance of growth stocks, as investors preferred stocks with higher growth potential.

Every major sector in the Index delivered positive results during the reporting period. Small financials stocks, which accounted for approximately 39% of the Index during the reporting period, were the largest contributor to Index returns despite lagging the broader market. The information technology sector was the second largest contributor to Index performance, as small-capitalization technology stocks rallied despite slow business spending. The economically-sensitive consumer discretionary and industrials sectors also generated solid contributions to Index performance, as consumer spending and industrial production helped U.S. economic growth during the reporting period. The health care sector posted strong returns relative to the Index’s other sectors, which boosted the Index’s performance.

On the other end of the spectrum, utilities and materials stocks posted double-digit returns, but their small portfolio weights limited those sectors’ impact on Index performance. Investors demonstrated a clear preference for risk during the reporting period, while the utilities sector is often seen as a lower-risk, defensive investment. Similarly, sluggish demand dampened performance for materials stocks.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector/Investment Type	Percentage of Total Investments*

Financials	39.62%
Industrials	13.31
Information Technology	10.58
Consumer Discretionary	10.23
Energy	7.62
Utilities	6.23
Health Care	4.78
Materials	4.59
Consumer Staples	2.48
Telecommunication Services	0.53
Investment Companies	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

American Realty Capital Properties Inc.	0.66%
NorthStar Realty Finance Corp.	0.64
Kate Spade & Co.	0.54
CNO Financial Group Inc.	0.49
Prosperity Bancshares Inc.	0.48
FirstMerit Corp.	0.42
Prospect Capital Corp.	0.41
Dana Holding Corp.	0.41
Esterline Technologies Corp.	0.40
RLJ Lodging Trust	0.40

TOTAL	4.85%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 3.35%
Boeing Co. (The)	4,344	$545,128
General Dynamics Corp.	1,713	186,580
Honeywell International Inc.	4,505	417,884
Lockheed Martin Corp.	1,486	242,575
Northrop Grumman Corp.	1,275	157,309
Precision Castparts Corp.	837	211,560
Raytheon Co.	1,858	183,552
United Technologies Corp.	5,264	615,046

		2,559,634
AIR FREIGHT & LOGISTICS — 0.82%
FedEx Corp.	1,692	224,292
United Parcel Service Inc. Class B	4,148	403,932

		628,224
AUTO COMPONENTS — 0.24%
Johnson Controls Inc.	3,921	185,542

		185,542
AUTOMOBILES — 0.77%
Ford Motor Co.	22,109	344,900
General Motors Co.	7,114	244,864

		589,764
BEVERAGES — 2.07%
Coca-Cola Co. (The)	21,902	846,731
PepsiCo Inc.	8,855	739,393

		1,586,124
BIOTECHNOLOGY — 2.66%
Amgen Inc.	4,294	529,622
Biogen Idec Inc.[a]	1,360	415,983
Celgene Corp.[a]	2,389	333,505
Gilead Sciences Inc.[a]	8,734	618,891
Regeneron Pharmaceuticals Inc.[a]	457	137,228

		2,035,229
CAPITAL MARKETS — 2.15%
Bank of New York Mellon Corp. (The)	6,645	234,502
BlackRock Inc.[b]	748	235,231
Charles Schwab Corp. (The)	6,295	172,042
Franklin Resources Inc.	2,359	127,811
Goldman Sachs Group Inc. (The)	2,626	430,270
Morgan Stanley	8,719	271,771
State Street Corp.	2,471	171,858

		1,643,485

Security	Shares	Value

CHEMICALS — 2.62%
Air Products and Chemicals Inc.	1,196	$142,372
Dow Chemical Co. (The)	6,928	336,632
E.I. du Pont de Nemours and Co.	5,272	353,751
Ecolab Inc.	1,497	161,661
LyondellBasell Industries NV Class A	2,207	196,291
Monsanto Co.	3,057	347,795
Mosaic Co. (The)	1,719	85,950
PPG Industries Inc.	818	158,250
Praxair Inc.	1,693	221,732

		2,004,434
COMMERCIAL BANKS — 7.14%
Bank of America Corp.	61,730	1,061,756
BB&T Corp.	4,007	160,961
Citigroup Inc.	17,424	829,382
J.P. Morgan Chase & Co.	21,643	1,313,947
PNC Financial Services Group Inc. (The)[b]	3,031	263,697
U.S. Bancorp	10,591	453,930
Wells Fargo & Co.	27,646	1,375,112

		5,458,785
COMMERCIAL SERVICES & SUPPLIES — 0.15%
Waste Management Inc.	2,684	112,916

		112,916
COMMUNICATIONS EQUIPMENT — 1.92%
Cisco Systems Inc.	30,602	685,791
QUALCOMM Inc.	9,894	780,241

		1,466,032
COMPUTERS & PERIPHERALS — 4.68%
Apple Inc.	5,374	2,884,441
EMC Corp.	12,029	329,715
Hewlett-Packard Co.	11,132	360,231

		3,574,387
CONSUMER FINANCE — 1.19%
American Express Co.	5,425	488,413
Capital One Financial Corp.	3,345	258,100
Discover Financial Services	2,811	163,572

		910,085
DIVERSIFIED FINANCIAL SERVICES — 1.86%
Berkshire Hathaway Inc. Class Ba	10,305	1,287,816
CME Group Inc.	1,821	134,772

		1,422,588

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.03%
AT&T Inc.	30,807	$1,080,402
CenturyLink Inc.	3,310	108,700
Verizon Communications Inc.	23,632	1,124,174

		2,313,276
ELECTRIC UTILITIES — 1.36%
American Electric Power Co. Inc.	2,777	140,683
Duke Energy Corp.	4,041	287,800
Exelon Corp.	4,890	164,109
NextEra Energy Inc.	2,431	232,452
Southern Co. (The)	4,982	218,909

		1,043,953
ELECTRICAL EQUIPMENT — 0.63%
Eaton Corp. PLC	2,708	203,425
Emerson Electric Co.	4,116	274,949

		478,374
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.22%
Corning Inc.	7,969	165,915

		165,915
ENERGY EQUIPMENT & SERVICES — 1.81%
Baker Hughes Inc.	2,537	164,956
Halliburton Co.	4,857	286,029
National Oilwell Varco Inc.	2,440	190,003
Schlumberger Ltd.	7,613	742,267

		1,383,255
FOOD & STAPLES RETAILING — 2.60%
Costco Wholesale Corp.	2,499	279,088
CVS Caremark Corp.	7,011	524,844
Sysco Corp.	3,408	123,131
Wal-Mart Stores Inc.	9,221	704,761
Walgreen Co.	5,426	358,279

		1,990,103
FOOD PRODUCTS — 1.30%
Archer-Daniels-Midland Co.	3,764	163,320
General Mills Inc.	3,690	191,216
Kellogg Co.	1,491	93,501
Kraft Foods Group Inc.	3,401	190,796
Mondelez International Inc. Class A	10,219	353,066

		991,899
HEALTH CARE EQUIPMENT & SUPPLIES — 1.97%
Abbott Laboratories	8,928	343,817
Baxter International Inc.	3,103	228,319
Becton, Dickinson and Co.	1,116	130,661

Security	Shares	Value

Covidien PLC	2,687	$197,925
Intuitive Surgical Inc.[a]	219	95,920
Medtronic Inc.	5,819	358,101
Stryker Corp.	1,906	155,282

		1,510,025
HEALTH CARE PROVIDERS & SERVICES — 1.79%
Aetna Inc.	2,171	162,760
Express Scripts Holding Co.[a]	4,445	333,775
McKesson Corp.	1,297	229,011
UnitedHealth Group Inc.	5,841	478,904
WellPoint Inc.	1,617	160,972

		1,365,422
HOTELS, RESTAURANTS & LEISURE — 1.76%
Carnival Corp.	2,401	90,902
Las Vegas Sands Corp.	2,237	180,705
McDonald’s Corp.	5,741	562,790
Starbucks Corp.	4,289	314,727
Yum! Brands Inc.	2,575	194,129

		1,343,253
HOUSEHOLD PRODUCTS — 2.43%
Colgate-Palmolive Co.	5,341	346,471
Kimberly-Clark Corp.	2,202	242,771
Procter & Gamble Co. (The)	15,694	1,264,936

		1,854,178
INDUSTRIAL CONGLOMERATES — 3.04%
3M Co.	3,952	536,128
Danaher Corp.	3,427	257,025
General Electric Co.	59,210	1,532,947

		2,326,100
INSURANCE — 2.57%
ACE Ltd.	1,950	193,167
Aflac Inc.	2,669	168,254
Allstate Corp. (The)	2,687	152,030
American International Group Inc.	8,453	422,735
Chubb Corp. (The)	1,404	125,377
Loews Corp.	1,764	77,704
Marsh & McLennan Companies Inc.	3,160	155,788
MetLife Inc.	5,119	270,283
Prudential Financial Inc.	2,648	224,153
Travelers Companies Inc. (The)	2,018	171,732

		1,961,223
INTERNET & CATALOG RETAIL — 1.39%
Amazon.com Inc.[a]	2,105	708,375
Priceline.com Inc.[a]	295	351,607

		1,059,982

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.83%
eBay Inc.[a]	7,431	$410,488
Facebook Inc. Class Aa	9,755	587,641
Google Inc. Class Aa	1,544	1,720,804
Twitter Inc.[a]	464	21,655
Yahoo! Inc.[a]	5,119	183,772

		2,924,360
IT SERVICES — 3.80%
Accenture PLC Class A	3,680	293,370
Automatic Data Processing Inc.	2,777	214,551
Cognizant Technology Solutions Corp. Class Aa	3,452	174,706
International Business Machines Corp.	5,599	1,077,751
MasterCard Inc. Class A	6,691	499,818
Visa Inc. Class A	2,991	645,637

		2,905,833
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Thermo Fisher Scientific Inc.	2,238	269,097

		269,097
MACHINERY — 1.18%
Caterpillar Inc.	3,766	374,227
Cummins Inc.	1,089	162,250
Deere & Co.	2,221	201,667
Illinois Tool Works Inc.	2,039	165,832

		903,976
MEDIA — 4.62%
CBS Corp. Class B NVS	3,513	217,103
Comcast Corp. Class A	15,025	751,550
DIRECTV[a,c]	2,811	214,817
Liberty Global PLC Series Aa	2,242	93,267
Liberty Global PLC Series C NVS[a]	2,242	91,272
News Corp. Class A NVS[a]	2,853	49,129
Sirius XM Holdings Inc.[a]	17,716	56,691
Thomson Reuters Corp.	2,148	73,461
Time Warner Cable Inc.	1,665	228,405
Time Warner Inc.	5,339	348,797
Twenty-First Century Fox Inc. Class A	11,379	363,787
Viacom Inc. Class B NVS	2,553	216,979
Walt Disney Co. (The)	10,312	825,682

		3,530,940
METALS & MINING — 0.29%
Freeport-McMoRan Copper & Gold Inc.	5,920	195,774
Southern Copper Corp.	906	26,374

		222,148

Security	Shares	Value

MULTI-UTILITIES — 0.45%
Dominion Resources Inc.	3,308	$234,835
PG&E Corp.	2,540	109,728

		344,563
MULTILINE RETAIL — 0.29%
Target Corp.	3,672	222,193

		222,193
OIL, GAS & CONSUMABLE FUELS — 9.04%
Anadarko Petroleum Corp.	2,871	243,346
Apache Corp.	2,243	186,057
Chevron Corp.	11,100	1,319,901
ConocoPhillips	7,001	492,520
Devon Energy Corp.	2,331	156,014
EOG Resources Inc.	1,560	306,025
Exxon Mobil Corp.	25,461	2,487,031
Hess Corp.	1,665	137,995
Kinder Morgan Inc.	3,801	123,495
Marathon Oil Corp.	4,062	144,282
Marathon Petroleum Corp.	1,723	149,970
Occidental Petroleum Corp.	4,613	439,573
Phillips 66	3,365	259,307
Spectra Energy Corp.	3,842	141,923
Valero Energy Corp.	3,132	166,309
Williams Companies Inc. (The)	3,919	159,033

		6,912,781
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	1,329	88,883

		88,883
PHARMACEUTICALS — 6.95%
AbbVie Inc.	9,068	466,095
Allergan Inc.	1,693	210,101
Bristol-Myers Squibb Co.	9,405	488,590
Eli Lilly and Co.	5,676	334,089
Johnson & Johnson	16,084	1,579,931
Mallinckrodt PLC[a]	328	20,799
Merck & Co. Inc.	17,291	981,610
Pfizer Inc.	38,298	1,230,132

		5,311,347
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.96%
American Tower Corp.	2,261	185,108
Equity Residential	2,050	118,880
Public Storage	817	137,656
Simon Property Group Inc.	1,775	291,100

		732,744

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2014

Security	Shares	Value

ROAD & RAIL — 1.11%
CSX Corp.	5,859	$169,735
Norfolk Southern Corp.	1,803	175,198
Union Pacific Corp.	2,673	501,615

		846,548
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.49%
Broadcom Corp. Class A	3,279	103,223
Intel Corp.	28,464	734,656
Texas Instruments Inc.	6,351	299,449

		1,137,328
SOFTWARE — 4.16%
Adobe Systems Inc.[a]	2,871	188,739
Microsoft Corp.	47,821	1,960,183
Oracle Corp.	19,244	787,272
Salesforce.com Inc.[a]	3,377	192,793
VMware Inc. Class Aa,c	492	53,146

		3,182,133
SPECIALTY RETAIL — 1.57%
Home Depot Inc. (The)	8,365	661,922
Lowe’s Companies Inc.	5,898	288,412
TJX Companies Inc. (The)	4,121	249,939

		1,200,273
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Nike Inc. Class B	4,056	299,576

		299,576
TOBACCO — 1.69%
Altria Group Inc.	11,501	430,482
Philip Morris International Inc.	9,365	766,713
Reynolds American Inc.	1,810	96,690

		1,293,885
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Sprint Corp.[a]	4,875	44,801

		44,801

TOTAL COMMON STOCKS
(Cost: $61,261,870)		76,337,596

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	133,278	133,278

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[b,d,e]	6,944	$6,944
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	73,344	73,344

		213,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $213,566)		213,566

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $61,475,436)		76,551,162
Other Assets, Less Liabilities — (0.15)%		(117,872)

NET ASSETS — 100.00%		$76,433,290

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 5.23%
Boeing Co. (The)	52,395	$6,575,048
Honeywell International Inc.	54,335	5,040,115
Lockheed Martin Corp.	17,928	2,926,567
Precision Castparts Corp.	10,105	2,554,140
United Technologies Corp.	59,488	6,950,578

		24,046,448
AIR FREIGHT & LOGISTICS — 1.06%
United Parcel Service Inc. Class B	50,023	4,871,240

		4,871,240
AUTOMOBILES — 0.32%
Ford Motor Co.	93,558	1,459,505

		1,459,505
BEVERAGES — 4.16%
Coca-Cola Co. (The)	264,151	10,212,078
PepsiCo Inc.	106,798	8,917,633

		19,129,711
BIOTECHNOLOGY — 5.34%
Amgen Inc.	51,794	6,388,272
Biogen Idec Inc.[a]	16,393	5,014,127
Celgene Corp.[a]	28,806	4,021,317
Gilead Sciences Inc.[a]	105,342	7,464,534
Regeneron Pharmaceuticals Inc.[a]	5,531	1,660,849

		24,549,099
CAPITAL MARKETS — 0.61%
BlackRock Inc.[b]	3,191	1,003,506
Charles Schwab Corp. (The)	10,336	282,483
Franklin Resources Inc.	28,367	1,536,924

		2,822,913
CHEMICALS — 3.86%
Dow Chemical Co. (The)	10,972	533,129
E.I. du Pont de Nemours and Co.	63,566	4,265,279
Ecolab Inc.	18,107	1,955,375
LyondellBasell Industries NV Class A	26,623	2,367,850
Monsanto Co.	36,866	4,194,245
PPG Industries Inc.	8,964	1,734,175
Praxair Inc.	20,424	2,674,931

		17,724,984
COMMERCIAL SERVICES & SUPPLIES — 0.02%
Waste Management Inc.	2,589	108,919

		108,919

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.05%
QUALCOMM Inc.	119,327	$9,410,127

		9,410,127
COMPUTERS & PERIPHERALS — 6.17%
Apple Inc.	49,074	26,339,979
EMC Corp.	72,534	1,988,157

		28,328,136
CONSUMER FINANCE — 1.28%
American Express Co.	65,434	5,891,023

		5,891,023
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.95%
Verizon Communications Inc.	285,020	13,558,401

		13,558,401
ELECTRICAL EQUIPMENT — 0.54%
Emerson Electric Co.	37,131	2,480,351

		2,480,351
ENERGY EQUIPMENT & SERVICES — 2.73%
Baker Hughes Inc.	1,921	124,903
Halliburton Co.	58,576	3,449,541
Schlumberger Ltd.	91,814	8,951,865

		12,526,309
FOOD & STAPLES RETAILING — 2.94%
Costco Wholesale Corp.	30,135	3,365,477
CVS Caremark Corp.	9,747	729,660
Sysco Corp.	14,223	513,877
Wal-Mart Stores Inc.	73,732	5,635,337
Walgreen Co.	49,269	3,253,232

		13,497,583
FOOD PRODUCTS — 1.26%
Archer-Daniels-Midland Co.	3,466	150,390
General Mills Inc.	44,516	2,306,819
Kellogg Co.	16,555	1,038,164
Kraft Foods Group Inc.	41,050	2,302,905

		5,798,278
HEALTH CARE EQUIPMENT & SUPPLIES — 1.43%
Baxter International Inc.	37,425	2,753,731
Becton, Dickinson and Co.	13,413	1,570,394
Intuitive Surgical Inc.[a]	2,629	1,151,476
Stryker Corp.	13,361	1,088,521

		6,564,122
HEALTH CARE PROVIDERS & SERVICES — 1.48%
Aetna Inc.	6,963	522,016
Express Scripts Holding Co.[a]	46,838	3,517,065

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2014

Security	Shares	Value

McKesson Corp.	15,649	$2,763,144

		6,802,225
HOTELS, RESTAURANTS & LEISURE — 3.29%
Las Vegas Sands Corp.	26,991	2,180,333
McDonald’s Corp.	69,237	6,787,303
Starbucks Corp.	51,704	3,794,039
Yum! Brands Inc.	31,063	2,341,840

		15,103,515
HOUSEHOLD PRODUCTS — 1.44%
Colgate-Palmolive Co.	64,413	4,178,471
Kimberly-Clark Corp.	22,203	2,447,881

		6,626,352
INDUSTRIAL CONGLOMERATES — 1.33%
3M Co.	40,325	5,470,489
Danaher Corp.	8,412	630,900

		6,101,389
INSURANCE — 0.68%
Chubb Corp. (The)	2,421	216,196
Loews Corp.	1,696	74,709
Marsh & McLennan Companies Inc.	25,427	1,253,551
Prudential Financial Inc.	12,265	1,038,232
Travelers Companies Inc. (The)	6,561	558,341

		3,141,029
INTERNET & CATALOG RETAIL — 2.78%
Amazon.com Inc.[a]	25,392	8,544,916
Priceline.com Inc.[a]	3,563	4,246,704

		12,791,620
INTERNET SOFTWARE & SERVICES — 7.18%
eBay Inc.[a]	89,624	4,950,830
Facebook Inc. Class Aa	117,659	7,087,778
Google Inc. Class Aa	18,625	20,757,749
Twitter Inc.[a]	4,093	191,020

		32,987,377
IT SERVICES — 7.63%
Accenture PLC Class A	44,380	3,537,974
Automatic Data Processing Inc.	33,507	2,588,751
Cognizant Technology Solutions Corp. Class Aa	41,654	2,108,109
International Business Machines Corp.	67,523	12,997,502
MasterCard Inc. Class A	80,704	6,028,589
Visa Inc. Class A	36,082	7,788,660

		35,049,585

Security	Shares	Value

MACHINERY — 1.22%
Caterpillar Inc.	8,242	$819,007
Cummins Inc.	10,744	1,600,748
Deere & Co.	26,796	2,433,077
Illinois Tool Works Inc.	9,132	742,706

		5,595,538
MEDIA — 5.84%
CBS Corp. Class B NVS	38,812	2,398,582
Comcast Corp. Class A	167,441	8,375,399
DIRECTV[a]	33,915	2,591,784
Liberty Global PLC Series Aa	23,044	958,630
Liberty Global PLC Series C NVS[a,c]	23,047	938,243
News Corp. Class A NVS[a]	25,363	436,751
Sirius XM Holdings Inc.[a]	100,766	322,451
Time Warner Cable Inc.	20,093	2,756,358
Twenty-First Century Fox Inc. Class A	101,142	3,233,510
Viacom Inc. Class B NVS	30,797	2,617,437
Walt Disney Co. (The)	27,608	2,210,573

		26,839,718
METALS & MINING — 0.07%
Southern Copper Corp.	10,927	318,085

		318,085
MULTILINE RETAIL — 0.46%
Target Corp.	34,740	2,102,117

		2,102,117
OIL, GAS & CONSUMABLE FUELS — 1.31%
Anadarko Petroleum Corp.	1,905	161,468
EOG Resources Inc.	17,587	3,450,042
Kinder Morgan Inc.	41,888	1,360,941
Williams Companies Inc. (The)	25,899	1,050,981

		6,023,432
PERSONAL PRODUCTS — 0.23%
Estee Lauder Companies Inc. (The) Class A	16,020	1,071,418

		1,071,418
PHARMACEUTICALS — 3.61%
AbbVie Inc.	109,372	5,621,721
Allergan Inc.	20,468	2,540,079
Bristol-Myers Squibb Co.	97,666	5,073,749
Eli Lilly and Co.	15,024	884,312
Johnson & Johnson	25,022	2,457,911

		16,577,772

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.40%
American Tower Corp.	27,310	$2,235,870
Public Storage[c]	9,215	1,552,635
Simon Property Group Inc.[c]	15,994	2,623,016

		6,411,521
ROAD & RAIL — 1.62%
CSX Corp.	35,284	1,022,178
Norfolk Southern Corp.	3,943	383,141
Union Pacific Corp.	32,236	6,049,408

		7,454,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.03%
Broadcom Corp. Class A	17,284	544,100
Intel Corp.	22,369	577,344
Texas Instruments Inc.	76,595	3,611,454

		4,732,898
SOFTWARE — 8.05%
Adobe Systems Inc.[a]	13,476	885,912
Microsoft Corp.	576,753	23,641,106
Oracle Corp.	232,102	9,495,293
Salesforce.com Inc.[a,c]	40,737	2,325,675
VMware Inc. Class Aa	5,917	639,154

		36,987,140
SPECIALTY RETAIL — 3.15%
Home Depot Inc. (The)	100,884	7,982,951
Lowe’s Companies Inc.	71,136	3,478,551
TJX Companies Inc. (The)	49,705	3,014,608

		14,476,110
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Nike Inc. Class B	48,914	3,612,788

		3,612,788
TOBACCO — 3.33%
Altria Group Inc.	138,717	5,192,177
Philip Morris International Inc.	112,950	9,247,217
Reynolds American Inc.	16,498	881,323

		15,320,717
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Sprint Corp.[a]	10,721	98,526

		98,526

TOTAL COMMON STOCKS
(Cost: $339,241,505)		458,992,748

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	2,997,664	$2,997,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[b,d,e]	156,180	156,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	335,174	335,174

		3,489,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,489,018)		3,489,018

TOTAL INVESTMENTS IN SECURITIES — 100.65%
(Cost: $342,730,523)		462,481,766
Other Assets, Less Liabilities — (0.65)%		(3,001,606)

NET ASSETS — 100.00%		$459,480,160

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.48%
General Dynamics Corp.	8,297	$903,709
Northrop Grumman Corp.	6,166	760,761
Raytheon Co.	9,017	890,789
United Technologies Corp.	1,615	188,697

		2,743,956
AIR FREIGHT & LOGISTICS — 0.59%
FedEx Corp.	8,209	1,088,185

		1,088,185
AUTO COMPONENTS — 0.48%
Johnson Controls Inc.	19,028	900,405

		900,405
AUTOMOBILES — 1.22%
Ford Motor Co.	69,595	1,085,682
General Motors Co.	34,516	1,188,041

		2,273,723
CAPITAL MARKETS — 3.68%
Bank of New York Mellon Corp. (The)	32,241	1,137,785
BlackRock Inc.[a]	2,350	739,028
Charles Schwab Corp. (The)	26,350	720,145
Goldman Sachs Group Inc. (The)	12,737	2,086,957
Morgan Stanley	42,299	1,318,460
State Street Corp.	11,983	833,418

		6,835,793
CHEMICALS — 1.39%
Air Products and Chemicals Inc.	5,791	689,361
Dow Chemical Co. (The)	29,199	1,418,779
Mosaic Co. (The)	8,335	416,750
PPG Industries Inc.	357	69,065

		2,593,955
COMMERCIAL BANKS — 14.24%
Bank of America Corp.	299,471	5,150,901
BB&T Corp.	19,492	782,994
Citigroup Inc.	84,529	4,023,580
J.P. Morgan Chase & Co.	104,997	6,374,368
PNC Financial Services Group Inc. (The)[a]	14,707	1,279,509
U.S. Bancorp	51,381	2,202,190
Wells Fargo & Co.	134,118	6,671,029

		26,484,571

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.27%
Waste Management Inc.	11,943	$502,442

		502,442
COMMUNICATIONS EQUIPMENT — 1.79%
Cisco Systems Inc.	148,461	3,327,011

		3,327,011
COMPUTERS & PERIPHERALS — 3.20%
Apple Inc.	6,339	3,402,395
EMC Corp.	29,179	799,796
Hewlett-Packard Co.	54,003	1,747,537

		5,949,728
CONSUMER FINANCE — 1.10%
Capital One Financial Corp.	16,227	1,252,075
Discover Financial Services	13,623	792,723

		2,044,798
DIVERSIFIED FINANCIAL SERVICES — 3.71%
Berkshire Hathaway Inc. Class Bb	49,994	6,247,750
CME Group Inc.	8,800	651,288

		6,899,038
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.10%
AT&T Inc.	149,453	5,241,317
CenturyLink Inc.	16,055	527,246

		5,768,563
ELECTRIC UTILITIES — 2.73%
American Electric Power Co. Inc.	13,501	683,961
Duke Energy Corp.	19,605	1,396,268
Exelon Corp.	23,774	797,855
NextEra Energy Inc.	11,796	1,127,934
Southern Co. (The)	24,178	1,062,381

		5,068,399
ELECTRICAL EQUIPMENT — 0.71%
Eaton Corp. PLC	13,142	987,227
Emerson Electric Co.	5,026	335,737

		1,322,964
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.43%
Corning Inc.	38,671	805,130

		805,130
ENERGY EQUIPMENT & SERVICES — 0.90%
Baker Hughes Inc.	11,500	747,730
National Oilwell Varco Inc.	11,869	924,239

		1,671,969

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.27%
CVS Caremark Corp.	30,101	$2,253,361
Sysco Corp.	10,769	389,084
Wal-Mart Stores Inc.	15,075	1,152,182
Walgreen Co.	6,501	429,261

		4,223,888
FOOD PRODUCTS — 1.33%
Archer-Daniels-Midland Co.	16,924	734,332
Kellogg Co.	559	35,055
Mondelez International Inc. Class A	49,570	1,712,644

		2,482,031
HEALTH CARE EQUIPMENT & SUPPLIES — 2.52%
Abbott Laboratories	43,304	1,667,637
Covidien PLC	13,069	962,662
Medtronic Inc.	28,224	1,736,905
Stryker Corp.	3,855	314,067

		4,681,271
HEALTH CARE PROVIDERS & SERVICES — 2.09%
Aetna Inc.	7,710	578,019
Express Scripts Holding Co.[b]	2,711	203,569
UnitedHealth Group Inc.	28,335	2,323,187
WellPoint Inc.	7,846	781,069

		3,885,844
HOTELS, RESTAURANTS & LEISURE — 0.24%
Carnival Corp.	11,605	439,365

		439,365
HOUSEHOLD PRODUCTS — 3.40%
Kimberly-Clark Corp.	1,755	193,489
Procter & Gamble Co. (The)	76,137	6,136,642

		6,330,131
INDUSTRIAL CONGLOMERATES — 4.75%
3M Co.	2,953	400,604
Danaher Corp.	13,253	993,975
General Electric Co.	287,242	7,436,695

		8,831,274
INSURANCE — 4.44%
ACE Ltd.	9,454	936,513
Aflac Inc.	12,951	816,431
Allstate Corp. (The)	13,021	736,728
American International Group Inc.	41,011	2,050,960
Chubb Corp. (The)	5,837	521,244
Loews Corp.	7,842	345,440
Marsh & McLennan Companies Inc.	5,091	250,987

Security	Shares	Value

MetLife Inc.	24,835	$1,311,288
Prudential Financial Inc.	7,940	672,121
Travelers Companies Inc. (The)	7,166	609,827

		8,251,539
INTERNET SOFTWARE & SERVICES — 0.49%
Twitter Inc.[b,c]	555	25,902
Yahoo! Inc.[b]	24,847	892,007

		917,909
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Thermo Fisher Scientific Inc.	10,861	1,305,927

		1,305,927
MACHINERY — 1.15%
Caterpillar Inc.	14,963	1,486,873
Cummins Inc.	949	141,392
Illinois Tool Works Inc.	6,215	505,466

		2,133,731
MEDIA — 3.41%
CBS Corp. Class B NVS	1,441	89,054
Comcast Corp. Class A	5,544	277,311
Liberty Global PLC Series Ab	1,634	67,974
Liberty Global PLC Series C NVS[b]	1,634	66,520
News Corp. Class A NVS[b]	3,624	62,405
Sirius XM Holdings Inc.[b]	45,130	144,416
Thomson Reuters Corp.	10,372	354,723
Time Warner Inc.	25,895	1,691,720
Twenty-First Century Fox Inc. Class A	14,521	464,236
Walt Disney Co. (The)	38,922	3,116,485

		6,334,844
METALS & MINING — 0.51%
Freeport-McMoRan Copper & Gold Inc.	28,732	950,167

		950,167
MULTI-UTILITIES — 0.90%
Dominion Resources Inc.	16,047	1,139,176
PG&E Corp.	12,293	531,058

		1,670,234
MULTILINE RETAIL — 0.13%
Target Corp.	3,855	233,266

		233,266
OIL, GAS & CONSUMABLE FUELS — 16.73%
Anadarko Petroleum Corp.	13,164	1,115,781
Apache Corp.	10,885	902,911
Chevron Corp.	53,851	6,403,423

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2014

Security	Shares	Value

ConocoPhillips	33,964	$2,389,367
Devon Energy Corp.	11,284	755,238
EOG Resources Inc.	484	94,946
Exxon Mobil Corp.	123,518	12,065,238
Hess Corp.	8,077	669,422
Kinder Morgan Inc.	1,543	50,132
Marathon Oil Corp.	19,690	699,389
Marathon Petroleum Corp.	8,356	727,306
Occidental Petroleum Corp.	22,380	2,132,590
Phillips 66	16,323	1,257,850
Spectra Energy Corp.	18,590	686,715
Valero Energy Corp.	15,149	804,412
Williams Companies Inc. (The)	8,555	347,162

		31,101,882
PHARMACEUTICALS — 10.27%
Bristol-Myers Squibb Co.	6,342	329,467
Eli Lilly and Co.	21,506	1,265,843
Johnson & Johnson	67,963	6,676,005
Mallinckrodt PLC[b]	1,631	103,422
Merck & Co. Inc.	83,883	4,762,038
Pfizer Inc.	185,791	5,967,607

		19,104,382
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.53%
Equity Residential	9,995	579,610
Public Storage	270	45,492
Simon Property Group Inc.	2,181	357,684

		982,786
ROAD & RAIL — 0.60%
CSX Corp.	14,216	411,838
Norfolk Southern Corp.	7,166	696,320

		1,108,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.94%
Broadcom Corp. Class A	8,932	281,180
Intel Corp.	129,114	3,332,432

		3,613,612
SOFTWARE — 0.30%
Adobe Systems Inc.[b]	8,505	559,119

		559,119
TOBACCO — 0.06%
Reynolds American Inc.	2,119	113,197

		113,197

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[b]	19,319	$177,542

		177,542

TOTAL COMMON STOCKS
(Cost: $169,967,112)		185,712,729

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,d,e]	15,409	15,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[a,d,e]	803	803
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	162,404	162,404

		178,616

TOTAL SHORT-TERM INVESTMENTS (Cost: $178,616)		178,616

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $170,145,728)		185,891,345
Other Assets, Less Liabilities — 0.02%		37,188

NET ASSETS — 100.00%		$185,928,533

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	349,178	$43,818,346	0.49%
United Technologies Corp.	423,095	49,434,420	0.56
Other securities[a]		146,934,172	1.65

		240,186,938	2.70
AIR FREIGHT & LOGISTICS
Other securities[a]		57,904,108	0.65

		57,904,108	0.65
AIRLINES
Other securities[a]		37,340,773	0.42

		37,340,773	0.42
AUTO COMPONENTS
Other securities[a]		45,885,513	0.52

		45,885,513	0.52
AUTOMOBILES
Other securities[a]		63,559,831	0.71

		63,559,831	0.71
BEVERAGES
Coca-Cola Co. (The)	1,760,258	68,051,574	0.77
PepsiCo Inc.	711,697	59,426,699	0.67
Other securities[a]		37,293,009	0.41

		164,771,282	1.85
BIOTECHNOLOGY
Amgen Inc.	345,173	42,573,638	0.48
Gilead Sciences Inc.[b]	702,019	49,745,066	0.56
Other securities[a]		116,373,440	1.31

		208,692,144	2.35
BUILDING PRODUCTS
Other securities[a]		15,935,461	0.18

		15,935,461	0.18
CAPITAL MARKETS
BlackRock Inc.[c]	60,159	18,918,802	0.21
Other securities[a]		182,134,027	2.05

		201,052,829	2.26
CHEMICALS
Other securities[a]		230,024,250	2.59

		230,024,250	2.59
COMMERCIAL BANKS
Bank of America Corp.	4,961,201	85,332,657	0.96
Citigroup Inc.	1,400,388	66,658,469	0.75

Security	Shares	Value	% of Net Assets

J.P. Morgan Chase & Co.	1,739,405	$105,599,278	1.19%
PNC Financial Services Group Inc. (The)[c]	243,798	21,210,426	0.24
U.S. Bancorp	851,312	36,487,232	0.41
Wells Fargo & Co.	2,221,829	110,513,774	1.24
Other securities[a]		99,836,338	1.12

		525,638,174	5.91
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		38,004,116	0.43

		38,004,116	0.43
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,459,612	55,119,905	0.62
QUALCOMM Inc.	795,184	62,708,210	0.71
Other securities[a]		28,194,095	0.31

		146,022,210	1.64
COMPUTERS & PERIPHERALS
Apple Inc.	431,950	231,844,843	2.61
Other securities[a]		87,196,802	0.98

		319,041,645	3.59
CONSTRUCTION & ENGINEERING
Other securities[a]		23,521,031	0.26

		23,521,031	0.26
CONSTRUCTION MATERIALS
Other securities[a]		8,683,935	0.10

		8,683,935	0.10
CONSUMER FINANCE
American Express Co.	436,082	39,260,462	0.44
Other securities[a]		39,915,395	0.45

		79,175,857	0.89
CONTAINERS & PACKAGING
Other securities[a]		31,548,463	0.35

		31,548,463	0.35
DISTRIBUTORS
Other securities[a]		9,834,697	0.11

		9,834,697	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		10,113,431	0.11

		10,113,431	0.11
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	828,201	103,500,279	1.16

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$49,956,821	0.57%

		153,457,100	1.73
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	2,475,906	86,830,023	0.98
Verizon Communications Inc.	1,899,258	90,347,703	1.02
Other securities[a]		18,891,904	0.21

		196,069,630	2.21
ELECTRIC UTILITIES
Other securities[a]		144,130,734	1.62

		144,130,734	1.62
ELECTRICAL EQUIPMENT
Other securities[a]		65,487,067	0.74

		65,487,067	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		45,181,277	0.51

		45,181,277	0.51
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	611,844	59,654,790	0.67
Other securities[a]		101,059,931	1.14

		160,714,721	1.81
FOOD & STAPLES RETAILING
CVS Caremark Corp.	563,522	42,185,257	0.47
Wal-Mart Stores Inc.	741,120	56,643,802	0.64
Other securities[a]		85,315,178	0.96

		184,144,237	2.07
FOOD PRODUCTS
Other securities[a]		144,127,409	1.62

		144,127,409	1.62
GAS UTILITIES
Other securities[a]		12,308,370	0.14

		12,308,370	0.14
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		183,741,386	2.07

		183,741,386	2.07
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	469,462	38,491,189	0.43
Other securities[a]		158,992,446	1.79

		197,483,635	2.22
HEALTH CARE TECHNOLOGY
Other securities[a]		9,351,352	0.11

		9,351,352	0.11

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	461,415	$45,232,512	0.51%
Other securities[a]		127,433,721	1.43

		172,666,233	1.94
HOUSEHOLD DURABLES
Other securities[a]		43,612,940	0.49

		43,612,940	0.49
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,261,305	101,661,183	1.14
Other securities[a]		59,987,612	0.68

		161,648,795	1.82
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		12,295,775	0.14

		12,295,775	0.14
INDUSTRIAL CONGLOMERATES
3M Co.	317,659	43,093,620	0.48
General Electric Co.	4,758,469	123,196,762	1.39
Other securities[a]		22,987,998	0.26

		189,278,380	2.13
INSURANCE
Other securities[a]		276,516,349	3.11

		276,516,349	3.11
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	169,210	56,942,549	0.64
Other securities[a]		56,346,410	0.63

		113,288,959	1.27
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	784,103	47,234,365	0.53
Google Inc. Class Ab	124,102	138,312,920	1.56
Other securities[a]		77,652,521	0.87

		263,199,806	2.96
IT SERVICES
International Business Machines Corp.	449,923	86,605,678	0.97
MasterCard Inc. Class A	537,849	40,177,320	0.45
Visa Inc. Class A	240,450	51,903,537	0.58
Other securities[a]		129,174,962	1.46

		307,861,497	3.46
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		13,476,127	0.15

		13,476,127	0.15

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$59,671,520	0.67%

		59,671,520	0.67
MACHINERY
Other securities[a]		186,179,957	2.09

		186,179,957	2.09
MARINE
Other securities[a]		2,634,322	0.03

		2,634,322	0.03
MEDIA
Comcast Corp. Class A	1,207,604	60,404,352	0.68
Walt Disney Co. (The)	828,826	66,364,098	0.75
Other securities[a]		215,545,913	2.42

		342,314,363	3.85
METALS & MINING
Other securities[a]		51,713,105	0.58

		51,713,105	0.58
MULTI-UTILITIES
Other securities[a]		98,021,580	1.10

		98,021,580	1.10
MULTILINE RETAIL
Other securities[a]		57,969,421	0.65

		57,969,421	0.65
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	892,098	106,079,373	1.19
ConocoPhillips	562,731	39,588,126	0.45
Exxon Mobil Corp.	2,046,156	199,868,518	2.25
Occidental Petroleum Corp.	370,806	35,334,104	0.40
Other securities[a]		309,781,407	3.48

		690,651,528	7.77
PAPER & FOREST PRODUCTS
Other securities[a]		11,101,525	0.12

		11,101,525	0.12
PERSONAL PRODUCTS
Other securities[a]		14,912,195	0.17

		14,912,195	0.17
PHARMACEUTICALS
AbbVie Inc.	728,917	37,466,334	0.42
Bristol-Myers Squibb Co.	755,984	39,273,369	0.44
Johnson & Johnson	1,292,634	126,975,438	1.43

Security	Shares	Value	% of Net Assets

Merck & Co. Inc.	1,389,656	$78,890,771	0.89%
Pfizer Inc.	3,077,873	98,861,281	1.11
Other securities[a]		111,274,672	1.25

		492,741,865	5.54
PROFESSIONAL SERVICES
Other securities[a]		26,701,489	0.30

		26,701,489	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		263,405,947	2.96

		263,405,947	2.96
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,822,204	0.14

		12,822,204	0.14
ROAD & RAIL
Union Pacific Corp.	214,836	40,316,124	0.45
Other securities[a]		51,402,519	0.58

		91,718,643	1.03
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,287,774	59,047,447	0.66
Other securities[a]		132,841,800	1.50

		191,889,247	2.16
SOFTWARE
Microsoft Corp.	3,843,094	157,528,423	1.77
Oracle Corp.	1,546,742	63,277,215	0.71
Other securities[a]		115,550,545	1.30

		336,356,183	3.78
SPECIALTY RETAIL
Home Depot Inc. (The)	672,302	53,199,257	0.60
Other securities[a]		148,400,177	1.67

		201,599,434	2.27
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		71,998,073	0.81

		71,998,073	0.81
THRIFTS & MORTGAGE FINANCE
Other securities[a]		11,481,365	0.13

		11,481,365	0.13
TOBACCO
Altria Group Inc.	924,510	34,604,409	0.39
Philip Morris International Inc.	752,696	61,623,222	0.69
Other securities[a]		17,193,858	0.20

		113,421,489	1.28

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$25,722,897	0.29%

		25,722,897	0.29
WATER UTILITIES
Other securities[a]		5,717,410	0.06

		5,717,410	0.06
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		13,186,810	0.15

		13,186,810	0.15

TOTAL COMMON STOCKS
(Cost: $7,238,967,652)		8,880,911,039	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	205,383,270	205,383,270	2.31
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	10,700,589	10,700,589	0.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,423,671	7,423,671	0.08

		223,507,530	2.51

TOTAL SHORT-TERM INVESTMENTS
(Cost: $223,507,530)		223,507,530	2.51

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,462,475,182)		9,104,418,569	102.38
Other Assets, Less Liabilities		(211,487,680)	(2.38)

NET ASSETS		$8,892,930,889	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of March 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
103	E-mini S&P 500 (Jun. 2014)	Chicago Mercantile	$9,602,690	$19,836

8	E-mini S&P MidCap 400 (Jun. 2014)	Chicago Mercantile	1,099,920	2,987

			$10,702,610	$22,823

See notes to financial statements.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,781,944	$223,616,153	0.97%
Honeywell International Inc.	1,847,952	171,416,027	0.75
United Technologies Corp.	2,023,171	236,387,300	1.03
Other securities[a]		275,604,294	1.19

		907,023,774	3.94
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,701,325	165,675,028	0.72
Other securities[a]		37,913,074	0.17

		203,588,102	0.89
AIRLINES
Other securities[a]		109,039,903	0.47

		109,039,903	0.47
AUTO COMPONENTS
Other securities[a]		116,882,785	0.51

		116,882,785	0.51
AUTOMOBILES
Other securities[a]		132,004,519	0.57

		132,004,519	0.57
BEVERAGES
Coca-Cola Co. (The)	8,983,577	347,305,087	1.51
PepsiCo Inc.	3,632,124	303,282,354	1.32
Other securities[a]		137,863,091	0.60

		788,450,532	3.43
BIOTECHNOLOGY
Amgen Inc.	1,761,501	217,263,533	0.94
Biogen Idec Inc.[b]	557,533	170,532,619	0.74
Celgene Corp.[b]	979,713	136,767,935	0.59
Gilead Sciences Inc.[b]	3,582,661	253,867,358	1.10
Other securities[a]		286,603,191	1.26

		1,065,034,636	4.63
BUILDING PRODUCTS
Other securities[a]		59,132,576	0.26

		59,132,576	0.26
CAPITAL MARKETS
BlackRock Inc.[c]	108,260	34,045,605	0.15
Other securities[a]		213,979,612	0.93

		248,025,217	1.08

Security	Shares	Value	% of Net Assets

CHEMICALS
E.I. du Pont de Nemours and Co.	2,161,938	$145,066,040	0.63%
Monsanto Co.	1,253,856	142,651,197	0.62
Other securities[a]		568,780,689	2.47

		856,497,926	3.72
COMMERCIAL BANKS
Other securities[a]		1,357,126	0.01

		1,357,126	0.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		86,137,858	0.37

		86,137,858	0.37
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	4,058,229	320,031,939	1.39
Other securities[a]		78,347,941	0.34

		398,379,880	1.73
COMPUTERS & PERIPHERALS
Apple Inc.	1,668,910	895,770,753	3.90
Other securities[a]		149,956,641	0.65

		1,045,727,394	4.55
CONSTRUCTION & ENGINEERING
Other securities[a]		42,985,657	0.19

		42,985,657	0.19
CONSTRUCTION MATERIALS
Other securities[a]		24,191,886	0.11

		24,191,886	0.11
CONSUMER FINANCE
American Express Co.	2,225,403	200,353,032	0.87
Other securities[a]		3,579,131	0.02

		203,932,163	0.89
CONTAINERS & PACKAGING
Other securities[a]		104,045,151	0.45

		104,045,151	0.45
DISTRIBUTORS
Other securities[a]		48,368,338	0.21

		48,368,338	0.21
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		27,729,898	0.12

		27,729,898	0.12
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		112,556,553	0.49

		112,556,553	0.49

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	9,693,210	$461,106,000	2.01%
Other securities[a]		26,503,175	0.11

		487,609,175	2.12
ELECTRIC UTILITIES
Other securities[a]		13,794,214	0.06

		13,794,214	0.06
ELECTRICAL EQUIPMENT
Other securities[a]		207,328,363	0.90

		207,328,363	0.90
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		85,990,372	0.37

		85,990,372	0.37
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	1,992,267	117,324,604	0.51
Schlumberger Ltd.	3,122,528	304,446,480	1.32
Other securities[a]		126,798,905	0.56

		548,569,989	2.39
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,024,925	114,463,624	0.50
Wal-Mart Stores Inc.	2,507,646	191,659,384	0.83
Walgreen Co.	1,675,730	110,648,452	0.48
Other securities[a]		145,809,367	0.64

		562,580,827	2.45
FOOD PRODUCTS
Other securities[a]		423,294,115	1.84

		423,294,115	1.84
GAS UTILITIES
Other securities[a]		5,361,957	0.02

		5,361,957	0.02
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		380,938,931	1.66

		380,938,931	1.66
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b]	1,593,041	119,621,449	0.52
Other securities[a]		303,177,300	1.32

		422,798,749	1.84

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$39,773,709	0.17%

		39,773,709	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,354,726	230,833,790	1.00
Starbucks Corp.	1,758,505	129,039,097	0.56
Other securities[a]		391,029,437	1.71

		750,902,324	3.27
HOUSEHOLD DURABLES
Other securities[a]		78,720,836	0.34

		78,720,836	0.34
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,190,762	142,114,731	0.62
Other securities[a]		128,435,846	0.56

		270,550,577	1.18
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		2,069,254	0.01

		2,069,254	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,371,442	186,049,822	0.81
Other securities[a]		22,008,281	0.09

		208,058,103	0.90
INSURANCE
Other securities[a]		218,433,350	0.95

		218,433,350	0.95
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	863,558	290,604,538	1.26
Priceline.com Inc.[b]	121,149	144,396,282	0.63
Other securities[a]		111,538,158	0.49

		546,538,978	2.38
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	3,048,173	168,381,077	0.73
Facebook Inc. Class Ab	4,001,538	241,052,649	1.05
Google Inc. Class Ab	633,391	705,920,604	3.07
Other securities[a]		142,128,477	0.62

		1,257,482,807	5.47
IT SERVICES
Accenture PLC Class A	1,509,431	120,331,839	0.52
International Business Machines Corp.	2,296,336	442,021,717	1.92

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

MasterCard Inc. Class A	2,744,737	$205,031,854	0.89%
Visa Inc. Class A	1,227,105	264,882,885	1.15
Other securities[a]		401,912,834	1.76

		1,434,181,129	6.24
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		66,574,544	0.29

		66,574,544	0.29
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		114,932,306	0.50

		114,932,306	0.50
MACHINERY
Other securities[a]		460,271,000	2.00

		460,271,000	2.00
MARINE
Other securities[a]		7,961,389	0.03

		7,961,389	0.03
MEDIA
Comcast Corp. Class A	5,694,598	284,843,792	1.24
Twenty-First Century Fox Inc. Class A	3,440,020	109,977,439	0.48
Other securities[a]		747,744,409	3.25

		1,142,565,640	4.97
METALS & MINING
Other securities[a]		20,157,470	0.09

		20,157,470	0.09
MULTILINE RETAIL
Other securities[a]		220,809,489	0.96

		220,809,489	0.96
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	598,148	117,338,693	0.51
Other securities[a]		432,309,775	1.88

		549,648,468	2.39
PAPER & FOREST PRODUCTS
Other securities[a]		41,226,346	0.18

		41,226,346	0.18
PERSONAL PRODUCTS
Other securities[a]		75,429,338	0.33

		75,429,338	0.33

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
AbbVie Inc.	3,719,767	$191,196,024	0.83%
Bristol-Myers Squibb Co.	3,321,678	172,561,172	0.75
Other securities[a]		460,865,737	2.01

		824,622,933	3.59
PROFESSIONAL SERVICES
Other securities[a]		84,554,560	0.37

		84,554,560	0.37
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		449,695,911	1.96

		449,695,911	1.96
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		29,144,291	0.13

		29,144,291	0.13
ROAD & RAIL
Union Pacific Corp.	1,096,343	205,739,727	0.89
Other securities[a]		148,025,460	0.65

		353,765,187	1.54
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	2,605,120	122,831,408	0.53
Other securities[a]		307,453,466	1.34

		430,284,874	1.87
SOFTWARE
Microsoft Corp.	19,614,525	803,999,380	3.50
Oracle Corp.	7,893,314	322,915,476	1.40
Other securities[a]		437,660,070	1.90

		1,564,574,926	6.80
SPECIALTY RETAIL
Home Depot Inc. (The)	3,431,026	271,497,087	1.18
Lowe’s Companies Inc.	2,419,193	118,298,538	0.51
TJX Companies Inc. (The)	1,690,565	102,532,767	0.45
Other securities[a]		431,571,065	1.88

		923,899,457	4.02
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	1,663,647	122,876,967	0.53
Other securities[a]		237,840,730	1.04

		360,717,697	1.57

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$11,159,230	0.05%

		11,159,230	0.05
TOBACCO
Altria Group Inc.	4,717,826	176,588,227	0.77
Philip Morris International Inc.	3,841,376	314,493,453	1.37
Other securities[a]		77,918,678	0.33

		569,000,358	2.47
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		104,625,058	0.45

		104,625,058	0.45
WATER UTILITIES
Other securities[a]		9,055,535	0.04

		9,055,535	0.04
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		30,609,999	0.13

		30,609,999	0.13

TOTAL COMMON STOCKS
(Cost: $16,859,457,047)		22,971,355,639	99.91

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	974,397,546	974,397,546	4.24
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	50,766,685	50,766,685	0.22
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	18,794,461	18,794,461	0.08

		1,043,958,692	4.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,043,958,692)		1,043,958,692	4.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,903,415,739)		24,015,314,331	104.45
Other Assets, Less Liabilities		(1,022,432,501)	(4.45)

NET ASSETS		$22,992,881,830	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$303,238,379	1.42%

		303,238,379	1.42
AIR FREIGHT & LOGISTICS
FedEx Corp.	659,838	87,468,125	0.41

		87,468,125	0.41
AIRLINES
Other securities[a]		77,800,164	0.37

		77,800,164	0.37
AUTO COMPONENTS
Other securities[a]		111,582,781	0.52

		111,582,781	0.52
AUTOMOBILES
Ford Motor Co.	5,594,817	87,279,145	0.41
General Motors Co.	2,774,761	95,507,274	0.45

		182,786,419	0.86
BEVERAGES
Other securities[a]		50,020,998	0.23

		50,020,998	0.23
BUILDING PRODUCTS
Other securities[a]		21,194,924	0.10

		21,194,924	0.10
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	2,591,878	91,467,375	0.43
BlackRock Inc.[b]	188,718	59,348,037	0.28
Goldman Sachs Group Inc. (The)	1,023,840	167,756,184	0.79
Morgan Stanley	3,400,379	105,989,813	0.50
Other securities[a]		314,712,641	1.47

		739,274,050	3.47
CHEMICALS
Dow Chemical Co. (The)	2,347,257	114,053,218	0.54
Other securities[a]		187,963,596	0.88

		302,016,814	1.42
COMMERCIAL BANKS
Bank of America Corp.	24,071,486	414,029,559	1.95
Citigroup Inc.	6,794,508	323,418,581	1.52

Security	Shares	Value	% of Net Assets

J.P. Morgan Chase & Co.	8,439,585	$512,367,205	2.41%
PNC Financial Services Group Inc. (The)[b]	1,182,258	102,856,446	0.48
U.S. Bancorp	4,130,228	177,021,572	0.83
Wells Fargo & Co.	10,780,323	536,213,266	2.52
Other securities[a]		483,539,318	2.27

		2,549,445,947	11.98
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		102,758,855	0.48

		102,758,855	0.48
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	11,933,557	267,431,012	1.26
Other securities[a]		62,382,828	0.29

		329,813,840	1.55
COMPUTERS & PERIPHERALS
Apple Inc.	509,312	273,368,123	1.28
Hewlett-Packard Co.	4,341,049	140,476,346	0.66
Other securities[a]		139,901,083	0.66

		553,745,552	2.60
CONSTRUCTION & ENGINEERING
Other securities[a]		73,384,974	0.34

		73,384,974	0.34
CONSTRUCTION MATERIALS
Other securities[a]		19,252,758	0.09

		19,252,758	0.09
CONSUMER FINANCE
Capital One Financial Corp.	1,304,499	100,655,143	0.47
Other securities[a]		89,309,597	0.42

		189,964,740	0.89
CONTAINERS & PACKAGING
Other securities[a]		54,709,620	0.26

		54,709,620	0.26
DISTRIBUTORS
Other securities[a]		1,647,371	0.01

		1,647,371	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		22,835,465	0.11

		22,835,465	0.11

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	4,018,422	$502,182,197	2.36%
Other securities[a]		135,650,422	0.64

		637,832,619	3.00
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	12,012,984	421,295,349	1.98
Other securities[a]		66,561,845	0.31

		487,857,194	2.29
ELECTRIC UTILITIES
Duke Energy Corp.	1,575,970	112,240,583	0.53
NextEra Energy Inc.	948,274	90,673,960	0.43
Southern Co. (The)	1,943,718	85,406,969	0.40
Other securities[a]		397,274,669	1.86

		685,596,181	3.22
ELECTRICAL EQUIPMENT
Eaton Corp. PLC	1,056,519	79,365,707	0.37
Other securities[a]		41,291,167	0.20

		120,656,874	0.57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		137,875,811	0.65

		137,875,811	0.65
ENERGY EQUIPMENT & SERVICES
Other securities[a]		258,535,511	1.21

		258,535,511	1.21
FOOD & STAPLES RETAILING
CVS Caremark Corp.	2,419,635	181,133,876	0.85
Wal-Mart Stores Inc.	1,211,883	92,624,218	0.44
Other securities[a]		84,717,779	0.39

		358,475,873	1.68
FOOD PRODUCTS
Mondelez International Inc. Class A	3,984,740	137,672,767	0.65
Other securities[a]		158,515,402	0.74

		296,188,169	1.39
GAS UTILITIES
Other securities[a]		54,774,321	0.26

		54,774,321	0.26
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	3,481,001	134,053,349	0.63
Covidien PLC	1,050,661	77,391,689	0.36

Security	Shares	Value	% of Net Assets

Medtronic Inc.	2,268,795	$139,621,644	0.66%
Other securities[a]		178,229,178	0.84

		529,295,860	2.49
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,277,655	186,744,933	0.88
Other securities[a]		368,903,808	1.73

		555,648,741	2.61
HEALTH CARE TECHNOLOGY
Other securities[a]		7,465,236	0.04

		7,465,236	0.04
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		123,687,157	0.58

		123,687,157	0.58
HOUSEHOLD DURABLES
Other securities[a]		137,504,886	0.65

		137,504,886	0.65
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	6,119,839	493,259,023	2.32
Other securities[a]		33,713,320	0.16

		526,972,343	2.48
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		57,989,487	0.27

		57,989,487	0.27
INDUSTRIAL CONGLOMERATES
Danaher Corp.	1,065,439	79,907,925	0.38
General Electric Co.	23,088,222	597,754,067	2.81
Other securities[a]		42,931,708	0.20

		720,593,700	3.39
INSURANCE
American International Group Inc.	3,296,677	164,866,817	0.77
MetLife Inc.	1,996,470	105,413,616	0.50
Other securities[a]		863,697,552	4.06

		1,133,977,985	5.33
INTERNET & CATALOG RETAIL
Other securities[a]		30,108,304	0.14

		30,108,304	0.14
INTERNET SOFTWARE & SERVICES
Other securities[a]		81,386,174	0.38

		81,386,174	0.38

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
Other securities[a]		$130,500,751	0.61%

		130,500,751	0.61
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		2,124,128	0.01

		2,124,128	0.01
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	873,047	104,975,171	0.49
Other securities[a]		75,522,703	0.36

		180,497,874	0.85
MACHINERY
Caterpillar Inc.	1,202,855	119,527,701	0.56
Other securities[a]		346,811,419	1.63

		466,339,120	2.19
MARINE
Other securities[a]		5,246,066	0.02

		5,246,066	0.02
MEDIA
Time Warner Inc.	2,081,580	135,989,621	0.64
Walt Disney Co. (The)	3,128,650	250,511,006	1.18
Other securities[a]		187,576,053	0.88

		574,076,680	2.70
METALS & MINING
Other securities[a]		231,657,267	1.09

		231,657,267	1.09
MULTI-UTILITIES
Dominion Resources Inc.	1,290,025	91,578,875	0.43
Other securities[a]		384,198,982	1.81

		475,777,857	2.24
MULTILINE RETAIL
Other securities[a]		71,157,229	0.33

		71,157,229	0.33
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	1,058,270	89,698,965	0.42
Chevron Corp.	4,328,458	514,696,941	2.42
ConocoPhillips	2,730,173	192,067,671	0.90
Exxon Mobil Corp.	9,928,137	969,780,422	4.56
Occidental Petroleum Corp.	1,798,997	171,426,424	0.81

Security	Shares	Value	% of Net Assets

Phillips 66	1,312,224	$101,119,981	0.48%
Other securities[a]		789,690,490	3.70

		2,828,480,894	13.29
PAPER & FOREST PRODUCTS
Other securities[a]		14,639,211	0.07

		14,639,211	0.07
PERSONAL PRODUCTS
Other securities[a]		644,440	0.00

		644,440	0.00
PHARMACEUTICALS
Eli Lilly and Co.	1,728,821	101,758,404	0.48
Johnson & Johnson	5,462,840	536,614,773	2.52
Merck & Co. Inc.	6,742,505	382,772,009	1.80
Pfizer Inc.	14,933,796	479,673,528	2.25
Other securities[a]		105,782,696	0.50

		1,606,601,410	7.55
PROFESSIONAL SERVICES
Other securities[a]		49,373,300	0.23

		49,373,300	0.23
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		851,157,812	4.00

		851,157,812	4.00
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		34,404,586	0.16

		34,404,586	0.16
ROAD & RAIL
Other securities[a]		108,718,666	0.51

		108,718,666	0.51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	10,378,427	267,867,201	1.26
Other securities[a]		254,959,648	1.20

		522,826,849	2.46
SOFTWARE
Other securities[a]		144,823,151	0.68

		144,823,151	0.68
SPECIALTY RETAIL
Other securities[a]		100,036,765	0.47

		100,036,765	0.47
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		6,016,950	0.03

		6,016,950	0.03

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$45,289,477	0.21%

		45,289,477	0.21
TOBACCO
Other securities[a]		9,128,036	0.04

		9,128,036	0.04
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		25,295,444	0.12

		25,295,444	0.12
WATER UTILITIES
Other securities[a]		19,202,887	0.09

		19,202,887	0.09
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		35,001,405	0.16

		35,001,405	0.16

TOTAL COMMON STOCKS
(Cost: $16,579,777,629)		21,254,382,457	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	446,683,636	446,683,636	2.10
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[b,d,e]	23,272,481	23,272,481	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	19,118,696	19,118,696	0.09

		489,074,813	2.30

TOTAL SHORT-TERM INVESTMENTS
(Cost: $489,074,813)		489,074,813	2.30

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,068,852,442)		21,743,457,270	102.15
Other Assets, Less Liabilities		(457,264,171)	(2.15)

NET ASSETS		$21,286,193,099	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Esterline Technologies Corp.[a]	534,921	$56,990,483	0.20%
HEICO Corp.	1,134,389	68,244,842	0.24
Teledyne Technologies Inc.[a]	638,975	62,191,437	0.22
Other securities[b]		327,979,162	1.13

		515,405,924	1.79
AIR FREIGHT & LOGISTICS
Other securities[b]		131,686,877	0.46

		131,686,877	0.46
AIRLINES
Spirit Airlines Inc.[a]	1,031,066	61,245,320	0.21
Other securities[b]		94,725,044	0.33

		155,970,364	0.54
AUTO COMPONENTS
Dana Holding Corp.	2,696,824	62,755,094	0.22
Tenneco Inc.[a]	1,040,207	60,404,821	0.21
Other securities[b]		178,671,169	0.62

		301,831,084	1.05
AUTOMOBILES
Other securities[b]		13,167,825	0.05

		13,167,825	0.05
BEVERAGES
Other securities[b]		47,814,062	0.17

		47,814,062	0.17
BIOTECHNOLOGY
Alnylam Pharmaceuticals Inc.[a,c]	993,786	66,722,792	0.23
Cepheid Inc.[a,c]	1,147,512	59,188,669	0.21
InterMune Inc.[a,c]	1,677,476	56,145,122	0.19
Isis Pharmaceuticals Inc.[a,c]	1,920,329	82,977,416	0.29
Other securities[b]		1,084,062,367	3.76

		1,349,096,366	4.68
BUILDING PRODUCTS
Other securities[b]		228,190,514	0.79

		228,190,514	0.79
CAPITAL MARKETS
BlackRock Kelso Capital Corp.[d]	1,269,680	11,642,966	0.04

Security	Shares	Value	% of Net Assets

Prospect Capital Corp.	5,333,848	$57,605,558	0.20%
Stifel Financial Corp.[a]	1,087,137	54,095,937	0.19
Other securities[b]		636,810,996	2.21

		760,155,457	2.64
CHEMICALS
Axiall Corp.	1,193,704	53,621,184	0.19
PolyOne Corp.	1,699,113	62,289,483	0.22
Other securities[b]		547,581,630	1.89

		663,492,297	2.30
COMMERCIAL BANKS
FirstMerit Corp.	2,834,159	59,035,532	0.20
Hancock Holding Co.	1,451,608	53,201,433	0.18
Prosperity Bancshares Inc.	1,030,674	68,179,085	0.24
Other securities[b]		1,906,499,657	6.62

		2,086,915,707	7.24
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		582,780,690	2.02

		582,780,690	2.02
COMMUNICATIONS EQUIPMENT
ARRIS Group Inc.[a]	1,992,354	56,144,536	0.19
Other securities[b]		451,413,206	1.57

		507,557,742	1.76
COMPUTERS & PERIPHERALS
Other securities[b]		125,882,619	0.44

		125,882,619	0.44
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,147,699	53,700,836	0.19
Other securities[b]		211,210,453	0.73

		264,911,289	0.92
CONSTRUCTION MATERIALS
Other securities[b]		57,478,373	0.20

		57,478,373	0.20
CONSUMER FINANCE
Other securities[b]		206,344,848	0.72

		206,344,848	0.72
CONTAINERS & PACKAGING
Other securities[b]		70,854,108	0.25

		70,854,108	0.25

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DISTRIBUTORS
Other securities[b]		$70,497,502	0.24%

		70,497,502	0.24
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		293,314,227	1.02

		293,314,227	1.02
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		87,042,829	0.30

		87,042,829	0.30
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		173,965,444	0.60

		173,965,444	0.60
ELECTRIC UTILITIES
Other securities[b]		402,476,859	1.40

		402,476,859	1.40
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	732,368	97,090,026	0.34
EnerSys Inc.	822,894	57,018,325	0.20
Other securities[b]		287,775,161	0.99

		441,883,512	1.53
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FEI Co.	713,786	73,534,234	0.26
Other securities[b]		725,562,792	2.51

		799,097,026	2.77
ENERGY EQUIPMENT & SERVICES
Other securities[b]		550,967,023	1.91

		550,967,023	1.91
FOOD & STAPLES RETAILING
Rite Aid Corp.[a]	12,484,507	78,277,859	0.27
United Natural Foods Inc.[a]	843,258	59,803,857	0.21
Other securities[b]		204,191,842	0.71

		342,273,558	1.19
FOOD PRODUCTS
Darling International Inc.[a]	2,705,665	54,167,413	0.19
Hain Celestial Group Inc.[a,c]	656,721	60,070,270	0.21
Other securities[b]		380,605,241	1.32

		494,842,924	1.72
GAS UTILITIES
Other securities[b]		249,184,572	0.86

		249,184,572	0.86

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[a]	1,250,594	$64,768,263	0.22%
Other securities[b]		942,740,920	3.28

		1,007,509,183	3.50
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[a]	930,608	57,930,348	0.20
HealthSouth Corp.[c]	1,491,587	53,592,721	0.19
Team Health Holdings Inc.[a,c]	1,174,662	52,566,124	0.18
Other securities[b]		567,822,426	1.97

		731,911,619	2.54
HEALTH CARE TECHNOLOGY
athenahealth Inc.[a,c]	628,162	100,656,679	0.35
Other securities[b]		163,294,853	0.57

		263,951,532	0.92
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		773,064,530	2.68

		773,064,530	2.68
HOUSEHOLD DURABLES
Other securities[b]		322,524,588	1.12

		322,524,588	1.12
HOUSEHOLD PRODUCTS
Other securities[b]		68,612,995	0.24

		68,612,995	0.24
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[b]		66,269,656	0.23

		66,269,656	0.23
INDUSTRIAL CONGLOMERATES
Other securities[b]		20,372,105	0.07

		20,372,105	0.07
INSURANCE
CNO Financial Group Inc.	3,798,858	68,759,330	0.24
Other securities[b]		610,678,304	2.12

		679,437,634	2.36
INTERNET & CATALOG RETAIL
Other securities[b]		112,536,226	0.39

		112,536,226	0.39
INTERNET SOFTWARE & SERVICES
CoStar Group Inc.[a,c]	487,960	91,121,650	0.32
Other securities[b]		736,815,584	2.55

		827,937,234	2.87

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
WEX Inc.[a]	663,459	$63,061,778	0.22%
Other securities[b]		544,923,641	1.89

		607,985,419	2.11
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	1,546,673	70,048,820	0.24
Other securities[b]		85,121,205	0.30

		155,170,025	0.54
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a]	972,215	52,587,110	0.18
Other securities[b]		84,160,022	0.29

		136,747,132	0.47
MACHINERY
Middleby Corp. (The)[a,c]	321,317	84,895,165	0.29
Other securities[b]		848,269,555	2.95

		933,164,720	3.24
MARINE
Other securities[b]		44,626,998	0.15

		44,626,998	0.15
MEDIA
Other securities[b]		382,292,141	1.33

		382,292,141	1.33
METALS & MINING
Other securities[b]		392,969,864	1.36

		392,969,864	1.36
MULTI-UTILITIES
Other securities[b]		105,982,942	0.37

		105,982,942	0.37
MULTILINE RETAIL
Other securities[b]		32,917,190	0.11

		32,917,190	0.11
OIL, GAS & CONSUMABLE FUELS
Kodiak Oil & Gas Corp.[a]	4,539,090	55,104,553	0.19
Targa Resources Corp.	562,613	55,844,966	0.19
Other securities[b]		968,625,481	3.37

		1,079,575,000	3.75

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
Other securities[b]		$213,418,034	0.74%

		213,418,034	0.74
PERSONAL PRODUCTS
Other securities[b]		58,465,826	0.20

		58,465,826	0.20
PHARMACEUTICALS
Questcor Pharmaceuticals Inc.[c]	887,234	57,608,104	0.20
Other securities[b]		361,743,325	1.26

		419,351,429	1.46
PROFESSIONAL SERVICES
Other securities[b]		395,797,963	1.37

		395,797,963	1.37
REAL ESTATE INVESTMENT TRUSTS (REITS)
American Realty Capital Properties Inc.	8,038,807	112,704,074	0.39
Highwoods Properties Inc.[c]	1,536,356	59,011,434	0.20
LaSalle Hotel Properties	1,777,808	55,663,168	0.19
NorthStar Realty Finance Corp.[c]	5,585,482	90,149,679	0.31
PennyMac Mortgage Investment Trust[d]	880,631	21,047,081	0.07
RLJ Lodging Trust	2,114,917	56,552,881	0.20
Other securities[b]		1,860,627,701	6.47

		2,255,756,018	7.83
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		87,631,811	0.30

		87,631,811	0.30
ROAD & RAIL
Other securities[b]		176,995,921	0.61

		176,995,921	0.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SunEdison Inc.[a,c]	4,555,776	85,830,820	0.30
Other securities[b]		1,002,121,135	3.48

		1,087,951,955	3.78
SOFTWARE
Aspen Technology Inc.[a,c]	1,602,352	67,875,631	0.24

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

PTC Inc.[a]	2,045,366	$72,467,317	0.25%
Ultimate Software Group Inc. (The)[a,c]	472,731	64,764,147	0.22
Other securities[b]		941,010,443	3.27

		1,146,117,538	3.98
SPECIALTY RETAIL
Other securities[b]		893,173,635	3.10

		893,173,635	3.10
TEXTILES, APPAREL & LUXURY GOODS
Kate Spade & Co.[a]	2,051,001	76,071,627	0.26
Other securities[b]		323,529,680	1.13

		399,601,307	1.39
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,c,d	224,219	3,731,004	0.01
Other securities[b]		472,266,955	1.64

		475,997,959	1.65
TOBACCO
Other securities[b]		48,175,753	0.17

		48,175,753	0.17
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		275,418,384	0.96

		275,418,384	0.96
TRANSPORTATION INFRASTRUCTURE
Other securities[b]		15,522,156	0.05

		15,522,156	0.05
WATER UTILITIES
Other securities[b]		73,545,459	0.25

		73,545,459	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		34,354,011	0.12

		34,354,011	0.12

TOTAL COMMON STOCKS
(Cost: $31,681,691,508)		28,777,915,514	99.87

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[b]		4,694,700	0.02

		4,694,700	0.02

TOTAL INVESTMENT COMPANIES
(Cost: $5,187,008)		4,694,700	0.02

Security	Shares	Value	% of Net Assets

RIGHTS

MEDIA
Other securities[b]		$—	—%

		—	—

TOTAL RIGHTS
(Cost: $0)		—	—

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[b]		3	—

		3	—

TOTAL WARRANTS
(Cost: $0)		3	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	4,595,616,374	4,595,616,374	15.95
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	239,434,319	239,434,319	0.83
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	14,659,662	14,659,662	0.05

		4,849,710,355	16.83

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,849,710,355)		4,849,710,355	16.83

TOTAL INVESTMENTS IN SECURITIES
(Cost: $36,536,588,871)		33,632,320,572	116.72
Other Assets, Less Liabilities		(4,816,781,991)	(16.72)

NET ASSETS		$28,815,538,581	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	491,757	$29,584,101	0.46%
Other securities[a]		35,087,179	0.56

		64,671,280	1.02
AIR FREIGHT & LOGISTICS
Other securities[a]		35,499,405	0.56

		35,499,405	0.56
AIRLINES
Spirit Airlines Inc.[b]	446,944	26,548,474	0.42
Other securities[a]		14,443,193	0.22

		40,991,667	0.64
AUTO COMPONENTS
Tenneco Inc.[b]	450,921	26,184,983	0.41
Other securities[a]		47,060,693	0.74

		73,245,676	1.15
AUTOMOBILES
Other securities[a]		5,720,867	0.09

		5,720,867	0.09
BEVERAGES
Other securities[a]		19,933,196	0.31

		19,933,196	0.31
BIOTECHNOLOGY
Alnylam Pharmaceuticals Inc.[b,c]	406,245	27,275,289	0.43
Cepheid Inc.[b,c]	497,428	25,657,336	0.40
InterMune Inc.[b,c]	676,794	22,652,295	0.36
Isis Pharmaceuticals Inc.[b,c]	832,529	35,973,578	0.57
Other securities[a]		428,006,131	6.72

		539,564,629	8.48
BUILDING PRODUCTS
Other securities[a]		63,655,512	1.00

		63,655,512	1.00
CAPITAL MARKETS
Other securities[a]		100,902,519	1.58

		100,902,519	1.58
CHEMICALS
PolyOne Corp.	736,556	27,002,143	0.42
Other securities[a]		144,105,077	2.27

		171,107,220	2.69

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Other securities[a]		$25,374,105	0.40%

		25,374,105	0.40
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		129,561,252	2.04

		129,561,252	2.04
COMMUNICATIONS EQUIPMENT
ARRIS Group Inc.[b]	761,713	21,465,072	0.34
ViaSat Inc.[b,c]	293,264	20,246,947	0.32
Other securities[a]		95,925,048	1.50

		137,637,067	2.16
COMPUTERS & PERIPHERALS
Other securities[a]		23,413,973	0.37

		23,413,973	0.37
CONSTRUCTION & ENGINEERING
Other securities[a]		35,111,224	0.55

		35,111,224	0.55
CONSTRUCTION MATERIALS
Other securities[a]		23,839,359	0.37

		23,839,359	0.37
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[b,c]	375,907	21,749,979	0.34
Other securities[a]		33,492,303	0.53

		55,242,282	0.87
CONTAINERS & PACKAGING
Other securities[a]		26,050,367	0.41

		26,050,367	0.41
DISTRIBUTORS
Pool Corp.	345,315	21,174,716	0.33
Other securities[a]		922,225	0.02

		22,096,941	0.35
DIVERSIFIED CONSUMER SERVICES
Sotheby’s	506,135	22,042,179	0.35
Other securities[a]		76,083,616	1.19

		98,125,795	1.54
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		16,463,989	0.26

		16,463,989	0.26
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		49,903,273	0.78

		49,903,273	0.78

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRIC UTILITIES
Other securities[a]		$1,129,524	0.02%

		1,129,524	0.02
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	317,526	42,094,422	0.66
Generac Holdings Inc.	382,085	22,531,552	0.35
Other securities[a]		63,898,954	1.01

		128,524,928	2.02
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	289,239	20,131,034	0.32
Cognex Corp.[b]	644,178	21,811,867	0.34
FEI Co.	309,443	31,878,818	0.50
Other securities[a]		112,708,609	1.77

		186,530,328	2.93
ENERGY EQUIPMENT & SERVICES
Other securities[a]		36,625,979	0.58

		36,625,979	0.58
FOOD & STAPLES RETAILING
Rite Aid Corp.[b,c]	3,285,402	20,599,471	0.32
United Natural Foods Inc.[b]	365,543	25,924,310	0.41
Other securities[a]		56,226,654	0.88

		102,750,435	1.61
FOOD PRODUCTS
Hain Celestial Group Inc.[b,c]	284,664	26,038,216	0.41
Other securities[a]		109,913,903	1.73

		135,952,119	2.14
GAS UTILITIES
Other securities[a]		2,516,871	0.04

		2,516,871	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b]	542,134	28,077,120	0.44
DexCom Inc.[b]	524,065	21,675,328	0.34
Steris Corp.	436,938	20,863,790	0.33
West Pharmaceutical Services Inc.	512,695	22,584,215	0.35
Other securities[a]		249,078,078	3.92

		342,278,531	5.38

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[b]	403,403	$25,111,837	0.39%
Team Health Holdings Inc.[b]	509,158	22,784,821	0.36
Other securities[a]		158,657,315	2.49

		206,553,973	3.24
HEALTH CARE TECHNOLOGY
athenahealth Inc.[b,c]	272,348	43,641,044	0.69
Medidata Solutions Inc.[b]	394,185	21,420,013	0.34
Other securities[a]		45,560,781	0.71

		110,621,838	1.74
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b]	139,037	20,702,609	0.33
Other securities[a]		231,826,791	3.64

		252,529,400	3.97
HOUSEHOLD DURABLES
Other securities[a]		71,927,932	1.13

		71,927,932	1.13
HOUSEHOLD PRODUCTS
Other securities[a]		23,367,919	0.37

		23,367,919	0.37
INDUSTRIAL CONGLOMERATES
Other securities[a]		8,831,562	0.14

		8,831,562	0.14
INSURANCE
Other securities[a]		37,624,066	0.59

		37,624,066	0.59
INTERNET & CATALOG RETAIL
Other securities[a]		43,347,268	0.68

		43,347,268	0.68
INTERNET SOFTWARE & SERVICES
CoStar Group Inc.[b,c]	211,562	39,507,088	0.62
Other securities[a]		269,714,079	4.24

		309,221,167	4.86
IT SERVICES
MAXIMUS Inc.	506,351	22,714,906	0.36
WEX Inc.[b]	287,600	27,336,380	0.43
Other securities[a]		131,321,173	2.06

		181,372,459	2.85

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	634,306	$28,727,719	0.45%
Other securities[a]		22,988,309	0.36

		51,716,028	0.81
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b]	421,403	22,793,688	0.36
Other securities[a]		24,375,669	0.38

		47,169,357	0.74
MACHINERY
CLARCOR Inc.	368,291	21,121,489	0.33
Middleby Corp. (The)[b]	139,312	36,807,624	0.58
Woodward Inc.	509,793	21,171,703	0.33
Other securities[a]		169,773,989	2.67

		248,874,805	3.91
MARINE
Other securities[a]		9,294,091	0.15

		9,294,091	0.15
MEDIA
Other securities[a]		52,200,115	0.82

		52,200,115	0.82
METALS & MINING
Other securities[a]		37,747,057	0.59

		37,747,057	0.59
MULTILINE RETAIL
Other securities[a]		2,968,069	0.05

		2,968,069	0.05
OIL, GAS & CONSUMABLE FUELS
Kodiak Oil & Gas Corp.[b]	1,967,555	23,886,118	0.38
Rosetta Resources Inc.[b]	452,831	21,092,868	0.33
Targa Resources Corp.	243,885	24,208,025	0.38
Other securities[a]		133,440,383	2.09

		202,627,394	3.18
PAPER & FOREST PRODUCTS
Other securities[a]		65,893,983	1.03

		65,893,983	1.03
PERSONAL PRODUCTS
Other securities[a]		18,724,771	0.29

		18,724,771	0.29

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Questcor Pharmaceuticals Inc.[c]	384,596	$24,971,818	0.39%
Other securities[a]		128,911,316	2.03

		153,883,134	2.42
PROFESSIONAL SERVICES
Other securities[a]		99,042,765	1.56

		99,042,765	1.56
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		192,896,342	3.03

		192,896,342	3.03
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		5,507,596	0.09

		5,507,596	0.09
ROAD & RAIL
Other securities[a]		45,666,875	0.72

		45,666,875	0.72
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SunEdison Inc.[b,c]	1,975,161	37,212,033	0.58
Other securities[a]		240,395,838	3.78

		277,607,871	4.36
SOFTWARE
Aspen Technology Inc.[b]	655,034	27,747,240	0.44
CommVault Systems Inc.[b]	344,545	22,378,198	0.35
Manhattan Associates Inc.[b]	577,058	20,214,342	0.32
PTC Inc.[b]	886,697	31,415,675	0.49
Tyler Technologies Inc.[b]	233,579	19,545,891	0.31
Ultimate Software Group Inc. (The)[b]	204,927	28,074,999	0.44
Other securities[a]		298,077,498	4.68

		447,453,843	7.03
SPECIALTY RETAIL
Other securities[a]		237,317,195	3.73

		237,317,195	3.73
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	744,027	21,241,971	0.33
Other securities[a]		66,358,219	1.05

		87,600,190	1.38

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$28,758,296	0.45%

		28,758,296	0.45
TOBACCO
Other securities[a]		7,451,935	0.12

		7,451,935	0.12
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		85,524,664	1.34

		85,524,664	1.34
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,435,360	0.02

		1,435,360	0.02
WATER UTILITIES
Other securities[a]		3,881,237	0.06

		3,881,237	0.06
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		7,385,942	0.12

		7,385,942	0.12

TOTAL COMMON STOCKS
(Cost: $5,723,903,658)		6,358,446,812	99.91

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		98,174	—

		98,174	—

TOTAL INVESTMENT COMPANIES
(Cost: $102,813)		98,174	—

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,108,839,615	1,108,839,615	17.42

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	57,771,197	$57,771,197	0.91%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,186,247	4,186,247	0.06

		1,170,797,059	18.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,170,797,059)		1,170,797,059	18.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,894,803,530)		7,529,342,045	118.30
Other Assets, Less Liabilities		(1,164,983,341)	(18.30)

NET ASSETS		$6,364,358,704	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	339,816	$21,591,909	0.36%
Esterline Technologies Corp.[a]	227,012	24,185,859	0.40
Moog Inc. Class Aa	298,626	19,562,989	0.33
Teledyne Technologies Inc.[a]	186,857	18,186,792	0.30
Other securities[b]		71,712,578	1.19

		155,240,127	2.58
AIR FREIGHT & LOGISTICS
Other securities[b]		21,192,992	0.35

		21,192,992	0.35
AIRLINES
Other securities[b]		26,084,068	0.43

		26,084,068	0.43
AUTO COMPONENTS
Dana Holding Corp.	1,050,033	24,434,268	0.41
Other securities[b]		31,791,381	0.53

		56,225,649	0.94
BEVERAGES
Other securities[b]		731,097	0.01

		731,097	0.01
BIOTECHNOLOGY
Other securities[b]		44,009,487	0.73

		44,009,487	0.73
BUILDING PRODUCTS
Other securities[b]		34,672,055	0.58

		34,672,055	0.58
CAPITAL MARKETS
BlackRock Kelso Capital Corp.[c]	538,048	4,933,900	0.08
Prospect Capital Corp.	2,263,678	24,447,722	0.41
Stifel Financial Corp.[a]	461,363	22,957,423	0.38
Other securities[b]		171,317,213	2.85

		223,656,258	3.72
CHEMICALS
Axiall Corp.	506,581	22,755,619	0.38
Minerals Technologies Inc.	253,024	16,335,229	0.27
Sensient Technologies Corp.	363,190	20,487,548	0.34

Security	Shares	Value	% of Net Assets

Other securities[b]		$54,196,448	0.90%

		113,774,844	1.89
COMMERCIAL BANKS
BancorpSouth Inc.	690,809	17,242,593	0.29
FirstMerit Corp.	1,202,819	25,054,720	0.42
Hancock Holding Co.	616,042	22,577,939	0.38
Prosperity Bancshares Inc.	437,431	28,936,061	0.48
Texas Capital Bancshares Inc.[a,d]	295,972	19,220,422	0.32
UMB Financial Corp.	258,909	16,751,412	0.28
Webster Financial Corp.	655,047	20,345,760	0.34
Other securities[b]		713,410,407	11.86

		863,539,314	14.37
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		120,304,196	2.00

		120,304,196	2.00
COMMUNICATIONS EQUIPMENT
Finisar Corp.[a,d]	678,093	17,976,245	0.30
Other securities[b]		62,397,052	1.04

		80,373,297	1.34
COMPUTERS & PERIPHERALS
Other securities[b]		30,424,713	0.51

		30,424,713	0.51
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	487,077	22,790,333	0.38
Other securities[b]		55,092,580	0.92

		77,882,913	1.30
CONSTRUCTION MATERIALS
Other securities[b]		1,013,855	0.02

		1,013,855	0.02
CONSUMER FINANCE
Other securities[b]		33,393,118	0.56

		33,393,118	0.56
CONTAINERS & PACKAGING
Other securities[b]		4,509,755	0.08

		4,509,755	0.08
DISTRIBUTORS
Other securities[b]		8,313,350	0.14

		8,313,350	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		28,342,028	0.47

		28,342,028	0.47

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		$20,784,785	0.35%

		20,784,785	0.35
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		24,726,725	0.41

		24,726,725	0.41
ELECTRIC UTILITIES
Cleco Corp.	438,671	22,187,979	0.37
IDACORP Inc.	364,568	20,222,587	0.34
Portland General Electric Co.	549,247	17,762,648	0.30
UNS Energy Corp.	282,251	16,943,528	0.28
Other securities[b]		92,567,689	1.53

		169,684,431	2.82
ELECTRICAL EQUIPMENT
Other securities[b]		61,561,905	1.02

		61,561,905	1.02
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[b]		156,363,776	2.60

		156,363,776	2.60
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	262,370	19,814,182	0.33
Exterran Holdings Inc.[d]	417,837	18,334,688	0.31
Helix Energy Solutions Group Inc.[a]	768,855	17,668,288	0.29
Other securities[b]		141,814,722	2.36

		197,631,880	3.29
FOOD & STAPLES RETAILING
Other securities[b]		44,654,124	0.74

		44,654,124	0.74
FOOD PRODUCTS
Darling International Inc.[a]	840,559	16,827,991	0.28
Other securities[b]		59,920,191	1.00

		76,748,182	1.28
GAS UTILITIES
Piedmont Natural Gas Co.	548,092	19,396,976	0.32
Southwest Gas Corp.	336,240	17,972,028	0.30
Other securities[b]		65,932,295	1.10

		103,301,299	1.72

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		$92,092,509	1.53%

		92,092,509	1.53
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[a]	315,438	20,036,622	0.33
Other securities[b]		88,115,289	1.47

		108,151,911	1.80
HEALTH CARE TECHNOLOGY
Other securities[b]		3,638,672	0.06

		3,638,672	0.06
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		81,568,824	1.36

		81,568,824	1.36
HOUSEHOLD DURABLES
Other securities[b]		66,377,033	1.10

		66,377,033	1.10
HOUSEHOLD PRODUCTS
Other securities[b]		6,205,271	0.10

		6,205,271	0.10
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Dynegy Inc.[a,d]	725,757	18,100,379	0.30
Other securities[b]		9,967,589	0.17

		28,067,968	0.47
INSURANCE
CNO Financial Group Inc.	1,612,326	29,183,101	0.49
First American Financial Corp.	785,130	20,845,202	0.35
Primerica Inc.	413,593	19,484,366	0.32
Other securities[b]		182,905,287	3.04

		252,417,956	4.20
INTERNET & CATALOG RETAIL
Other securities[b]		5,265,636	0.09

		5,265,636	0.09
INTERNET SOFTWARE & SERVICES
Other securities[b]		48,984,776	0.82

		48,984,776	0.82
IT SERVICES
Convergys Corp.	762,522	16,706,857	0.28
Other securities[b]		63,518,578	1.06

		80,225,435	1.34

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[b]		$15,183,012	0.25%

		15,183,012	0.25
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		11,773,144	0.20

		11,773,144	0.20
MACHINERY
Actuant Corp. Class A	531,161	18,139,148	0.30
Other securities[b]		133,835,544	2.23

		151,974,692	2.53
MARINE
Other securities[b]		9,894,342	0.16

		9,894,342	0.16
MEDIA
Live Nation Entertainment Inc.[a]	1,021,380	22,215,015	0.37
Other securities[b]		88,510,112	1.47

		110,725,127	1.84
METALS & MINING
Other securities[b]		129,564,737	2.16

		129,564,737	2.16
MULTI-UTILITIES
Black Hills Corp.	322,556	18,595,353	0.31
Other securities[b]		26,372,053	0.44

		44,967,406	0.75
MULTILINE RETAIL
Other securities[b]		11,038,439	0.18

		11,038,439	0.18
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		259,226,061	4.32

		259,226,061	4.32
PAPER & FOREST PRODUCTS
Other securities[b]		26,143,571	0.44

		26,143,571	0.44
PERSONAL PRODUCTS
Other securities[b]		6,337,970	0.11

		6,337,970	0.11
PHARMACEUTICALS
Other securities[b]		27,202,702	0.45

		27,202,702	0.45

Security	Shares	Value	% of Net Assets

PROFESSIONAL SERVICES
Other securities[b]		$70,783,509	1.18%

		70,783,509	1.18
REAL ESTATE INVESTMENT TRUSTS (REITS)
American Realty Capital Properties Inc.	2,839,070	39,803,761	0.66
CubeSmart[d]	1,017,518	17,460,609	0.29
DCT Industrial Trust Inc.[d]	2,295,471	18,088,311	0.30
DiamondRock Hospitality Co.	1,418,534	16,667,775	0.28
EPR Properties[d]	374,876	20,014,630	0.33
Highwoods Properties Inc.	450,585	17,306,970	0.29
LaSalle Hotel Properties	754,500	23,623,395	0.39
NorthStar Realty Finance Corp.	2,371,422	38,274,751	0.64
PennyMac Mortgage Investment Trust[c]	503,781	12,040,366	0.20
RLJ Lodging Trust	897,558	24,000,701	0.40
Sunstone Hotel Investors Inc.	1,327,212	18,222,621	0.30
Other securities[b]		530,917,746	8.84

		776,421,636	12.92
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		31,806,522	0.53

		31,806,522	0.53
ROAD & RAIL
Other securities[b]		30,461,318	0.51

		30,461,318	0.51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		189,797,416	3.16

		189,797,416	3.16
SOFTWARE
Other securities[b]		47,893,184	0.80

		47,893,184	0.80
SPECIALTY RETAIL
Men’s Wearhouse Inc. (The)	344,489	16,873,071	0.28
Other securities[b]		129,755,336	2.16

		146,628,407	2.44
TEXTILES, APPAREL & LUXURY GOODS
Kate Spade & Co.[a,d]	870,521	32,287,624	0.54

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[b]		$51,468,312	0.85%

		83,755,936	1.39
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,c,d	93,191	1,550,698	0.03
Other securities[b]		172,083,055	2.86

		173,633,753	2.89
TOBACCO
Other securities[b]		13,768,833	0.23

		13,768,833	0.23
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		32,993,798	0.55

		32,993,798	0.55
TRANSPORTATION INFRASTRUCTURE
Other securities[b]		5,159,232	0.09

		5,159,232	0.09
WATER UTILITIES
Other securities[b]		27,331,912	0.46

		27,331,912	0.46
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		7,336,273	0.12

		7,336,273	0.12

TOTAL COMMON STOCKS
(Cost: $5,320,254,813)		5,993,939,146	99.78

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[b]		1,886,768	0.03

		1,886,768	0.03

TOTAL INVESTMENT COMPANIES
(Cost: $1,829,629)		1,886,768	0.03

RIGHTS

MEDIA
Other securities[b]		—	—

		—	—

TOTAL RIGHTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[b]		$1	—%

		1	—

TOTAL WARRANTS
(Cost: $0)		1	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	808,463,553	808,463,553	13.46
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	42,121,427	42,121,427	0.70
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	4,670,981	4,670,981	0.08

		855,255,961	14.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $855,255,961)		855,255,961	14.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,177,340,403)		6,851,081,876	114.05
Other Assets, Less Liabilities		(843,793,431)	(14.05)

NET ASSETS		$6,007,288,445	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$60,901,616	$338,618,786	$168,206,699
Affiliated (Note 2)	573,820	4,111,737	1,939,029

Total cost of investments	$61,475,436	$342,730,523	$170,145,728

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$75,838,668	$457,989,242	$183,694,192
Affiliated (Note 2)	712,494	4,492,524	2,197,153

Total fair value of investments	76,551,162	462,481,766	185,891,345
Receivables:
Investment securities sold	158,101	1,471,859	172,693
Dividends and interest	90,079	553,206	169,116

Total Assets	76,799,342	464,506,831	186,233,154

LIABILITIES
Payables:
Investment securities purchased	216,127	1,792,585	265,306
Collateral for securities on loan (Note 1)	140,222	3,153,844	16,212
Investment advisory fees (Note 2)	9,703	80,242	23,103

Total Liabilities	366,052	5,026,671	304,621

NET ASSETS	$76,433,290	$459,480,160	$185,928,533

Net assets consist of:
Paid-in capital	$62,326,516	$359,692,468	$175,586,449
Undistributed net investment income	18,759	129,893	39,578
Accumulated net realized loss	(987,711)	(20,093,444)	(5,443,111)
Net unrealized appreciation	15,075,726	119,751,243	15,745,617

NET ASSETS	$76,433,290	$459,480,160	$185,928,533

Shares outstanding[b]	1,800,000	10,150,000	4,550,000

Net asset value per share	$42.46	$45.27	$40.86

[a]	Securities on loan with values of $138,772, $3,127,820 and $15,681, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,208,687,334	$16,838,499,593	$16,461,153,470
Affiliated (Note 2)	253,787,848	1,064,916,146	607,698,972

Total cost of investments	$7,462,475,182	$17,903,415,739	$17,068,852,442

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,840,781,811	$22,937,310,034	$21,092,177,974
Affiliated (Note 2)	263,636,758	1,078,004,297	651,279,296

Total fair value of investments	9,104,418,569	24,015,314,331	21,743,457,270
Cash pledged to broker	637,000	—	—
Receivables:
Investment securities sold	17,831,669	61,823,628	26,794,702
Due from custodian (Note 4)	—	41,805	31,652
Dividends and interest	10,245,880	22,564,878	28,361,743
Capital shares sold	54,485	—	86,615
Futures variation margin	108,682	—	—

Total Assets	9,133,296,285	24,099,744,642	21,798,731,982

LIABILITIES
Payables:
Investment securities purchased	23,084,012	77,788,955	39,048,027
Collateral for securities on loan (Note 1)	216,083,859	1,025,164,231	469,956,117
Capital shares redeemed	68,106	—	—
Investment advisory fees (Note 2)	1,129,419	3,909,626	3,534,739

Total Liabilities	240,365,396	1,106,862,812	512,538,883

NET ASSETS	$8,892,930,889	$22,992,881,830	$21,286,193,099

Net assets consist of:
Paid-in capital	$7,757,396,812	$20,279,955,187	$18,372,980,709
Distributions in excess of net investment income	(121,560)	(80,099)	(125,090)
Accumulated net realized loss	(506,310,573)	(3,398,891,850)	(1,761,267,348)
Net unrealized appreciation	1,641,966,210	6,111,898,592	4,674,604,828

NET ASSETS	$8,892,930,889	$22,992,881,830	$21,286,193,099

Shares outstanding[b]	84,850,000	265,600,000	220,700,000

Net asset value per share	$104.81	$86.57	$96.45

[a]	Securities on loan with values of $213,686,702, $1,015,167,585 and $463,215,565, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$31,645,801,457	$5,724,006,471	$5,303,749,085
Affiliated (Note 2)	4,890,787,414	1,170,797,059	873,591,318

Total cost of investments	$36,536,588,871	$6,894,803,530	$6,177,340,403

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$28,746,189,166	$6,358,544,986	$5,977,300,951
Affiliated (Note 2)	4,886,131,406	1,170,797,059	873,780,925

Total fair value of investments	33,632,320,572	7,529,342,045	6,851,081,876
Cash	48,915	—	22,293
Receivables:
Investment securities sold	205,624,050	44,892,272	42,331,931
Due from custodian (Note 4)	895,823	14,763	18,081
Dividends and interest	32,945,562	3,527,812	10,454,983
Capital shares sold	6,610,108	—	889,637

Total Assets	33,878,445,030	7,577,776,892	6,904,798,801

LIABILITIES
Payables:
Investment securities purchased	211,551,864	45,155,898	45,686,422
Collateral for securities on loan (Note 1)	4,835,050,693	1,166,610,812	850,584,980
Capital shares redeemed	10,941,679	275,412	—
Securities related to in-kind transactions (Note 4)	514,121	9,054	—
Investment advisory fees (Note 2)	4,848,092	1,367,012	1,238,954

Total Liabilities	5,062,906,449	1,213,418,188	897,510,356

NET ASSETS	$28,815,538,581	$6,364,358,704	$6,007,288,445

Net assets consist of:
Paid-in capital	$34,818,901,831	$7,142,704,394	$6,008,055,078
Distributions in excess of net investment income	(384,637)	(474,416)	(2,103,959)
Accumulated net realized loss	(3,098,658,576)	(1,412,409,789)	(672,404,189)
Net unrealized appreciation (depreciation)	(2,904,320,037)	634,538,515	673,741,515

NET ASSETS	$28,815,538,581	$6,364,358,704	$6,007,288,445

Shares outstanding[b]	247,500,000	46,750,000	59,550,000

Net asset value per share	$116.43	$136.14	$100.88

[a]	Securities on loan with values of $4,792,991,850, $1,157,536,705 and $837,985,576 respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,451,757	$7,856,082	$2,855,719
Dividends — affiliated (Note 2)	9,960	24,536	28,226
Interest — affiliated (Note 2)	13	96	25
Securities lending income — affiliated (Note 2)	577	8,526	491
Payment from affiliate (Note 2)	15,871	59,866	4,304

Total investment income	1,478,178	7,949,106	2,888,765

EXPENSES
Investment advisory fees (Note 2)	100,445	824,496	235,110

Total expenses	100,445	824,496	235,110

Net investment income	1,377,733	7,124,610	2,653,655

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(213,213)	(1,693,353)	(1,019,727)
Investments — affiliated (Note 2)	(158)	88,722	(796)
In-kind redemptions — unaffiliated	478,080	17,959,730	13,747,590
In-kind redemptions — affiliated (Note 2)	4,574	55,250	138,429

Net realized gain	269,283	16,410,349	12,865,496

Net change in unrealized appreciation/depreciation	11,322,009	57,363,271	7,104,025

Net realized and unrealized gain	11,591,292	73,773,620	19,969,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,969,025	$80,898,230	$22,623,176

[a]	Net of foreign withholding tax of $523, $124 and $1,705, respectively.

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$161,734,312	$342,464,343	$451,409,272
Dividends — affiliated (Note 2)	841,935	843,479	3,214,537
Interest — affiliated (Note 2)	1,893	4,629	4,548
Securities lending income — affiliated (Note 2)	935,644	3,640,929	1,847,753

Total investment income	163,513,784	346,953,380	456,476,110

EXPENSES
Investment advisory fees (Note 2)	12,181,832	41,527,132	38,460,149

Total expenses	12,181,832	41,527,132	38,460,149

Net investment income	151,331,952	305,426,248	418,015,961

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,979,423)	(59,272,713)	(80,635,172)
Investments — affiliated (Note 2)	(8,495)	2,310,136	(100,499)
In-kind redemptions — unaffiliated	646,544,177	1,228,408,229	872,436,138
In-kind redemptions — affiliated (Note 2)	2,640,164	2,131,751	2,969,071
Futures contracts	3,905,725	—	—

Net realized gain	587,102,148	1,173,577,403	794,669,538

Net change in unrealized appreciation/depreciation on:
Investments	880,813,543	2,750,783,145	2,490,912,223
Futures contracts	(299,872)	—	—

Net change in unrealized appreciation/depreciation	880,513,671	2,750,783,145	2,490,912,223

Net realized and unrealized gain	1,467,615,819	3,924,360,548	3,285,581,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,618,947,771	$4,229,786,796	$3,703,597,722

[a]	Net of foreign withholding tax of $58,361, $24,929 and $253,613, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$312,077,941	$38,408,784	$105,540,456
Dividends — affiliated (Note 2)	3,317,787	—	1,576,571
Interest — affiliated (Note 2)	3,415	1,060	1,299
Securities lending income — affiliated (Note 2)	49,379,826	16,683,560	5,952,547

Total investment income	364,778,969	55,093,404	113,070,873

EXPENSES
Investment advisory fees (Note 2)	48,813,682	14,050,760	13,909,586

Total expenses	48,813,682	14,050,760	13,909,586

Net investment income	315,965,287	41,042,644	99,161,287

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(773,168,423)	11,552,383	141,621,415
Investments — affiliated (Note 2)	(250,696)	—	(145,190)
In-kind redemptions — unaffiliated	6,111,750,281	953,419,149	426,151,179
In-kind redemptions — affiliated (Note 2)	(158,196)	—	(21,937)
Foreign currency transactions	(3,226)	(22)	(1,457)

Net realized gain	5,338,169,740	964,971,510	567,604,010

Net change in unrealized appreciation/depreciation	(527,399,362)	316,271,328	458,741,655

Net realized and unrealized gain	4,810,770,378	1,281,242,838	1,026,345,665

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,126,735,665	$1,322,285,482	$1,125,506,952

[a]	Net of foreign withholding tax of $206,425, $10,363 and $84,019, respectively.

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,377,733	$1,847,980	$7,124,610	$6,675,071
Net realized gain (loss)	269,283	4,759,999	16,410,349	(3,295,471)
Net change in unrealized appreciation/depreciation	11,322,009	(5,943,729)	57,363,271	27,554,947

Net increase in net assets resulting from operations	12,969,025	664,250	80,898,230	30,934,547

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,373,236)	(1,862,450)	(7,099,908)	(6,661,802)

Total distributions to shareholders	(1,373,236)	(1,862,450)	(7,099,908)	(6,661,802)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,011,811	167,758,794	59,663,276	31,690,659
Cost of shares redeemed	(3,545,799)	(240,618,733)	(59,132,108)	(19,085,078)

Net increase (decrease) in net assets from capital share transactions	11,466,012	(72,859,939)	531,168	12,605,581

INCREASE (DECREASE) IN NET ASSETS	23,061,801	(74,058,139)	74,329,490	36,878,326

NET ASSETS
Beginning of year	53,371,489	127,429,628	385,150,670	348,272,344

End of year	$76,433,290	$53,371,489	$459,480,160	$385,150,670

Undistributed net investment income included in net assets at end of year	$18,759	$14,262	$129,893	$105,191

SHARES ISSUED AND REDEEMED
Shares sold	400,000	5,200,000	1,350,000	900,000
Shares redeemed	(100,000)	(7,600,000)	(1,450,000)	(550,000)

Net increase (decrease) in shares outstanding	300,000	(2,400,000)	(100,000)	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,653,655	$2,001,116	$151,331,952	$140,138,403
Net realized gain	12,865,496	2,936,982	587,102,148	128,576,094
Net change in unrealized appreciation/depreciation	7,104,025	7,219,289	880,513,671	616,156,944

Net increase in net assets resulting from operations	22,623,176	12,157,387	1,618,947,771	884,871,441

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,640,009)	(1,975,184)	(151,617,734)	(140,846,595)

Total distributions to shareholders	(2,640,009)	(1,975,184)	(151,617,734)	(140,846,595)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,651,045	96,332,992	2,133,349,889	593,983,043
Cost of shares redeemed	(77,697,556)	(76,494,442)	(1,892,848,974)	(1,065,743,736)

Net increase (decrease) in net assets from capital share transactions	70,953,489	19,838,550	240,500,915	(471,760,693)

INCREASE IN NET ASSETS	90,936,656	30,020,753	1,707,830,952	272,264,153

NET ASSETS
Beginning of year	94,991,877	64,971,124	7,185,099,937	6,912,835,784

End of year	$185,928,533	$94,991,877	$8,892,930,889	$7,185,099,937

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$39,578	$25,932	$(121,560)	$2,720

SHARES ISSUED AND REDEEMED
Shares sold	3,900,000	3,200,000	21,650,000	7,500,000
Shares redeemed	(2,100,000)	(2,600,000)	(19,100,000)	(13,800,000)

Net increase (decrease) in shares outstanding	1,800,000	600,000	2,550,000	(6,300,000)

See notes to financial statements.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$305,426,248	$285,568,133	$418,015,961	$324,503,586
Net realized gain	1,173,577,403	694,436,404	794,669,538	352,802,338
Net change in unrealized appreciation/depreciation	2,750,783,145	668,526,709	2,490,912,223	1,842,772,427

Net increase in net assets resulting from operations	4,229,786,796	1,648,531,246	3,703,597,722	2,520,078,351

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(307,506,679)	(286,765,279)	(419,326,919)	(323,319,494)

Total distributions to shareholders	(307,506,679)	(286,765,279)	(419,326,919)	(323,319,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,033,452,139	4,995,825,191	3,515,350,788	4,056,437,164
Cost of shares redeemed	(3,369,352,702)	(3,634,031,103)	(2,484,039,624)	(1,540,053,972)

Net increase (decrease) in net assets from capital share transactions	(335,900,563)	1,361,794,088	1,031,311,164	2,516,383,192

INCREASE IN NET ASSETS	3,586,379,554	2,723,560,055	4,315,581,967	4,713,142,049

NET ASSETS
Beginning of year	19,406,502,276	16,682,942,221	16,970,611,132	12,257,469,083

End of year	$22,992,881,830	$19,406,502,276	$21,286,193,099	$16,970,611,132

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(80,099)	$611,836	$(125,090)	$1,184,092

SHARES ISSUED AND REDEEMED
Shares sold	37,950,000	74,700,000	40,650,000	55,650,000
Shares redeemed	(44,050,000)	(55,350,000)	(28,850,000)	(21,450,000)

Net increase (decrease) in shares outstanding	(6,100,000)	19,350,000	11,800,000	34,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$315,965,287	$313,556,653	$41,042,644	$50,786,230
Net realized gain	5,338,169,740	1,173,367,493	964,971,510	95,700,698
Net change in unrealized appreciation/depreciation	(527,399,362)	1,067,447,312	316,271,328	442,235,797

Net increase in net assets resulting from operations	5,126,735,665	2,554,371,458	1,322,285,482	588,722,725

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(346,507,853)	(342,006,203)	(45,353,962)	(59,944,742)

Total distributions to shareholders	(346,507,853)	(342,006,203)	(45,353,962)	(59,944,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,407,020,076	76,348,474,119	3,703,190,208	2,257,006,853
Cost of shares redeemed	(86,771,773,963)	(72,031,088,227)	(3,401,167,991)	(2,106,417,824)

Net increase in net assets from capital share transactions	2,635,246,113	4,317,385,892	302,022,217	150,589,029

INCREASE IN NET ASSETS	7,415,473,925	6,529,751,147	1,578,953,737	679,367,012

NET ASSETS
Beginning of year	21,400,064,656	14,870,313,509	4,785,404,967	4,106,037,955

End of year	$28,815,538,581	$21,400,064,656	$6,364,358,704	$4,785,404,967

Distributions in excess of net investment income included in net assets at end of year	$(384,637)	$(1,895,301)	$(474,416)	$(53,895)

SHARES ISSUED AND REDEEMED
Shares sold	840,300,000	922,550,000	29,700,000	23,750,000
Shares redeemed	(819,350,000)	(875,500,000)	(27,350,000)	(22,400,000)

Net increase in shares outstanding	20,950,000	47,050,000	2,350,000	1,350,000

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$99,161,287	$103,337,781
Net realized gain	567,604,010	157,313,229
Net change in unrealized appreciation/depreciation	458,741,655	479,533,387

Net increase in net assets resulting from operations	1,125,506,952	740,184,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(111,295,810)	(108,778,402)

Total distributions to shareholders	(111,295,810)	(108,778,402)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,824,441,171	1,985,702,280
Cost of shares redeemed	(1,869,567,547)	(1,613,214,219)

Net increase (decrease) in net assets from capital share transactions	(45,126,376)	372,488,061

INCREASE IN NET ASSETS	969,084,766	1,003,894,056

NET ASSETS
Beginning of year	5,038,203,679	4,034,309,623

End of year	$6,007,288,445	$5,038,203,679

Distributions in excess of net investment income included in net assets at end of year	$(2,103,959)	$(3,289,488)

SHARES ISSUED AND REDEEMED
Shares sold	20,000,000	26,500,000
Shares redeemed	(20,450,000)	(21,750,000)

Net increase (decrease) in shares outstanding	(450,000)	4,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.58	$32.67	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.81	0.70	0.61	0.53	0.27
Net realized and unrealized gain[c]	6.85	3.42	2.26	3.07	2.10

Total from investment operations	7.66	4.12	2.87	3.60	2.37

Less distributions from:
Net investment income	(0.78)	(1.21)	(0.51)	(0.57)	(0.25)

Total distributions	(0.78)	(1.21)	(0.51)	(0.57)	(0.25)

Net asset value, end of period	$42.46	$35.58	$32.67	$30.31	$27.28

Total return	21.71%[d]	12.99%	9.67%	13.46%	9.44%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,433	$53,371	$127,430	$15,156	$6,820
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	2.06%	2.19%	2.08%	1.90%	2.03%
Portfolio turnover rate[g]	6%	6%	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 21.68%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$37.58	$35.18	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.72	0.66	0.50	0.44	0.23
Net realized and unrealized gain[c]	7.69	2.40	3.76	3.65	2.62

Total from investment operations	8.41	3.06	4.26	4.09	2.85

Less distributions from:
Net investment income	(0.72)	(0.66)	(0.50)	(0.41)	(0.18)

Total distributions	(0.72)	(0.66)	(0.50)	(0.41)	(0.18)

Net asset value, end of period	$45.27	$37.58	$35.18	$31.42	$27.74

Total return	22.53%[d]	8.82%	13.77%	14.95%	11.40%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$459,480	$385,151	$348,272	$370,726	$155,370
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.73%	1.88%	1.61%	1.56%	1.67%
Portfolio turnover rate[g]	13%	16%	18%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 22.50%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$34.54	$30.22	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.85	0.77	0.68	0.58	0.33
Net realized and unrealized gain[c]	6.26	4.33	0.91	2.53	1.55

Total from investment operations	7.11	5.10	1.59	3.11	1.88

Less distributions from:
Net investment income	(0.79)	(0.78)	(0.81)	(0.56)	(0.23)

Total distributions	(0.79)	(0.78)	(0.81)	(0.56)	(0.23)

Net asset value, end of period	$40.86	$34.54	$30.22	$29.44	$26.89

Total return	20.77%	17.19%	5.66%	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,929	$94,992	$64,971	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.26%	2.49%	2.42%	2.18%	2.41%
Portfolio turnover rate[f]	14%	17%	24%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$87.30	$78.02	$73.86	$64.57	$43.48

Income from investment operations:
Net investment income[a]	1.79	1.67	1.36	1.21	1.10
Net realized and unrealized gain[b]	17.49	9.31	4.17	9.29	21.08

Total from investment operations	19.28	10.98	5.53	10.50	22.18

Less distributions from:
Net investment income	(1.77)	(1.70)	(1.37)	(1.21)	(1.09)

Total distributions	(1.77)	(1.70)	(1.37)	(1.21)	(1.09)

Net asset value, end of year	$104.81	$87.30	$78.02	$73.86	$64.57

Total return	22.25%	14.30%	7.70%	16.54%	51.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,892,931	$7,185,100	$6,912,836	$7,082,910	$5,378,740
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.86%	2.12%	1.91%	1.83%	1.96%
Portfolio turnover rate[c]	5%	5%	6%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$71.43	$66.11	$60.47	$51.98	$35.31

Income from investment operations:
Net investment income[a]	1.17	1.14	0.84	0.74	0.69
Net realized and unrealized gain[b]	15.13	5.30	5.61	8.51	16.67

Total from investment operations	16.30	6.44	6.45	9.25	17.36

Less distributions from:
Net investment income	(1.16)	(1.12)	(0.81)	(0.76)	(0.69)

Total distributions	(1.16)	(1.12)	(0.81)	(0.76)	(0.69)

Net asset value, end of year	$86.57	$71.43	$66.11	$60.47	$51.98

Total return	22.96%	9.89%	10.83%	18.01%	49.42%

Ratios/Supplemental data:
Net assets, end of year (000s)	$22,992,882	$19,406,502	$16,682,942	$13,573,606	$11,404,105
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.47%	1.73%	1.41%	1.39%	1.53%
Portfolio turnover rate[c]	15%	17%	19%	24%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$81.24	$70.16	$68.67	$61.06	$40.74

Income from investment operations:
Net investment income[a]	1.93	1.75	1.51	1.34	1.24
Net realized and unrealized gain[b]	15.20	11.03	1.49	7.60	20.30

Total from investment operations	17.13	12.78	3.00	8.94	21.54

Less distributions from:
Net investment income	(1.92)	(1.70)	(1.51)	(1.33)	(1.22)

Total distributions	(1.92)	(1.70)	(1.51)	(1.33)	(1.22)

Net asset value, end of year	$96.45	$81.24	$70.16	$68.67	$61.06

Total return	21.28%	18.52%	4.60%	14.95%	53.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$21,286,193	$16,970,611	$12,257,469	$12,027,603	$9,263,159
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.17%	2.42%	2.32%	2.17%	2.33%
Portfolio turnover rate[c]	12%	16%	21%	24%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$94.46	$82.84	$84.22	$67.85	$42.25

Income from investment operations:
Net investment income[a]	1.36	1.59	1.08	0.84	0.74
Net realized and unrealized gain (loss)[b]	22.06	11.73	(1.35)	16.42	25.61

Total from investment operations	23.42	13.32	(0.27)	17.26	26.35

Less distributions from:
Net investment income	(1.45)	(1.70)	(1.11)	(0.89)	(0.75)

Total distributions	(1.45)	(1.70)	(1.11)	(0.89)	(0.75)

Net asset value, end of year	$116.43	$94.46	$82.84	$84.22	$67.85

Total return	24.91%	16.36%	(0.18)%	25.68%	62.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$28,815,539	$21,400,065	$14,870,314	$17,632,155	$13,243,794
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.28%	1.91%	1.40%	1.18%	1.28%
Portfolio turnover rate[c]	18%	19%	21%	20%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$107.78	$95.38	$95.40	$73.31	$46.05

Income from investment operations:
Net investment income[a]	0.90	1.21	0.64	0.50	0.41
Net realized and unrealized gain[b]	28.45	12.62	0.01	22.12	27.27

Total from investment operations	29.35	13.83	0.65	22.62	27.68

Less distributions from:
Net investment income	(0.99)	(1.43)	(0.67)	(0.53)	(0.42)

Total distributions	(0.99)	(1.43)	(0.67)	(0.53)	(0.42)

Net asset value, end of year	$136.14	$107.78	$95.38	$95.40	$73.31

Total return	27.28%	14.70%	0.75%	31.01%	60.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,364,359	$4,785,405	$4,106,038	$4,431,547	$3,497,006
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.72%	1.27%	0.73%	0.64%	0.65%
Portfolio turnover rate[c]	29%	32%	37%	36%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$83.97	$73.02	$75.44	$63.84	$39.48

Income from investment operations:
Net investment income[a]	1.62	1.82	1.36	1.06	0.96
Net realized and unrealized gain (loss)[b]	17.11	11.03	(2.39)	11.78	24.40

Total from investment operations	18.73	12.85	(1.03)	12.84	25.36

Less distributions from:
Net investment income	(1.82)	(1.90)	(1.39)	(1.24)	(1.00)

Total distributions	(1.82)	(1.90)	(1.39)	(1.24)	(1.00)

Net asset value, end of year	$100.88	$83.97	$73.02	$75.44	$63.84

Total return	22.47%	17.95%	(1.20)%	20.42%	64.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,007,288	$5,038,204	$4,034,310	$4,696,369	$4,190,927
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.76%	2.46%	1.98%	1.62%	1.79%
Portfolio turnover rate[c]	30%	29%	32%	32%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
Russell Top 200	iShares Russell Top 200 Index Fund	Diversified
Russell Top 200 Growth	iShares Russell Top 200 Growth Index Fund	Diversified
Russell Top 200 Value	iShares Russell Top 200 Value Index Fund	Diversified
Russell 1000	iShares Russell 1000 Index Fund	Diversified
Russell 1000 Growth	iShares Russell 1000 Growth Index Fund	Diversified
Russell 1000 Value	iShares Russell 1000 Value Index Fund	Diversified
Russell 2000	iShares Russell 2000 Index Fund	Diversified
Russell 2000 Growth	iShares Russell 2000 Growth Index Fund	Diversified
Russell 2000 Value	iShares Russell 2000 Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Top 200
Assets:
Common Stocks	$76,337,596	$—	$—	$76,337,596
Money Market Funds	213,566	—	—	213,566

	$76,551,162	$—	$—	$76,551,162

Russell Top 200 Growth
Assets:
Common Stocks	$458,992,748	$—	$—	$458,992,748
Money Market Funds	3,489,018	—	—	3,489,018

	$462,481,766	$—	$—	$462,481,766

Russell Top 200 Value
Assets:
Common Stocks	$185,712,729	$—	$—	$185,712,729
Money Market Funds	178,616	—	—	178,616

	$185,891,345	$—	$—	$185,891,345

Russell 1000
Assets:
Common Stocks	$8,880,911,039	$—	$—	$8,880,911,039
Money Market Funds	223,507,530	—	—	223,507,530
Futures Contracts[a]	22,823	—	—	22,823

	$9,104,441,392	$—	$—	$9,104,441,392

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
Russell 1000 Growth
Assets:
Common Stocks	$22,971,355,639	$—		$—		$22,971,355,639
Money Market Funds	1,043,958,692	—		—		1,043,958,692

	$24,015,314,331	$—		$—		$24,015,314,331

Russell 1000 Value
Assets:
Common Stocks	$21,254,382,457	$—		$—		$21,254,382,457
Money Market Funds	489,074,813	—		—		489,074,813

	$21,743,457,270	$—		$—		$21,743,457,270

Russell 2000
Assets:
Common Stocks	$28,745,249,067	$32,663,686		$2,761		$28,777,915,514
Investment Companies	4,694,700	—		—		4,694,700
Rights	—	—		0	[b]	0	[b]
Warrants	—	3		—		3
Money Market Funds	4,849,710,355	—		—		4,849,710,355

	$33,599,654,122	$32,663,689		$2,761		$33,632,320,572

Russell 2000 Growth
Assets:
Common Stocks	$6,345,463,660	$12,983,152		$—		$6,358,446,812
Investment Companies	98,174	—		—		98,174
Warrants	—	0	[b]	—		0	[b]
Money Market Funds	1,170,797,059	—		—		1,170,797,059

	$7,516,358,893	$12,983,152		$—		$7,529,342,045

Russell 2000 Value
Assets:
Common Stocks	$5,992,827,844	$1,109,568		$1,734		$5,993,939,146
Investment Companies	1,886,768	—		—		1,886,768
Rights	—	—		0	[b]	0	[b]
Warrants	—	1		—		1
Money Market Funds	855,255,961	—		—		855,255,961

	$6,849,970,573	$1,109,569		$1,734		$6,851,081,876

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of March 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Russell Top 200	$138,772
Russell Top 200 Growth	3,127,820
Russell Top 200 Value	15,681
Russell 1000	213,686,702
Russell 1000 Growth	1,015,167,585

iShares ETF	Market Value of Securities on Loan
Russell 1000 value	$463,215,565
Russell 2000	4,792,991,850
Russell 2000 Growth	1,157,536,705
Russell 2000 Value	837,985,576

As of March 31, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $141 billion[b]
0.1715	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $141 billion[b]
0.2144	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

Effective July 1, 2013, for its investment advisory services to each of the iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to each of the iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF, BFA was entitled to an annual investment advisory fee of 0.20% based on each Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Russell Top 200	$298
Russell Top 200 Growth	4,514
Russell Top 200 Value	250
Russell 1000	495,425
Russell 1000 Growth	1,939,445

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$973,481
Russell 2000	25,691,017
Russell 2000 Growth	8,651,752
Russell 2000 Value	3,102,653

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value ETFs each received a payment from BTC to compensate for foregone securities lending revenue. The payment is reported in the statements of operations under “Payment from affiliate”.

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	607	202	(61)	748	$235,231	$4,997	$3,154
PNC Financial Services Group Inc. (The)	2,527	747	(243)	3,031	263,697	4,963	1,262

					$498,928	$9,960	$4,416

Russell Top 200 Growth
BlackRock Inc.	4,776	546	(2,131)	3,191	$1,003,506	$24,536	$143,972

Russell Top 200 Value
BlackRock Inc.	987	2,257	(894)	2,350	$739,028	$10,230	$71,436
PNC Financial Services Group Inc. (The)	8,830	12,891	(7,014)	14,707	1,279,509	17,996	66,197

					$2,018,537	$28,226	$137,633

Russell 1000
BlackRock Inc.	56,869	17,353	(14,063)	60,159	$18,918,802	$416,271	$1,648,300
PNC Financial Services Group Inc. (The)	236,916	67,166	(60,284)	243,798	21,210,426	425,664	983,369

					$40,129,228	$841,935	$2,631,669

Russell 1000 Growth
BlackRock Inc.	171,055	20,077	(82,872)	108,260	$34,045,605	$843,479	$4,441,887

Russell 1000 Value
BlackRock Inc.	120,912	84,783	(16,977)	188,718	$59,348,037	$1,200,286	$1,286,599
PNC Financial Services Group Inc. (The)	1,078,570	244,464	(140,776)	1,182,258	102,856,446	2,014,251	1,581,973

					$162,204,483	$3,214,537	$2,868,572

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 2000
BlackRock Kelso Capital Corp.	1,167,175	4,410,541	(4,308,036)	1,269,680	$11,642,966	$1,292,336	$(379,251)
PennyMac Financial Services Inc. Class A	—	393,355	(169,136)	224,219	3,731,004	—	(29,641)
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	21,047,081	2,025,451	—

					$36,421,051	$3,317,787	$(408,892)

Russell 2000 Value
BlackRock Kelso Capital Corp.	529,264	231,924	(223,140)	538,048	$4,933,900	$581,911	$(91,760)
PennyMac Financial Services Inc. Class A	—	103,877	(10,686)	93,191	1,550,698	—	(17,119)
PennyMac Mortgage Investment Trust	432,461	87,000	(15,680)	503,781	12,040,366	994,660	(58,248)

					$18,524,964	$1,576,571	$(167,127)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$4,030,266	$3,957,335
Russell Top 200 Growth	53,715,754	53,511,820
Russell Top 200 Value	17,448,071	17,241,681
Russell 1000	430,816,559	425,088,757
Russell 1000 Growth	3,140,080,643	3,135,641,313
Russell 1000 Value	2,309,578,833	2,277,124,035
Russell 2000	4,620,479,201	4,654,073,739
Russell 2000 Growth	1,649,289,138	1,645,939,970
Russell 2000 Value	1,683,694,829	1,683,359,528

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$14,914,914	$3,523,727
Russell Top 200 Growth	59,471,342	58,837,649
Russell Top 200 Value	148,166,109	77,433,553
Russell 1000	2,119,895,928	1,872,163,643
Russell 1000 Growth	3,021,489,166	3,345,451,283
Russell 1000 Value	3,491,011,098	2,481,886,092
Russell 2000	88,280,592,674	85,588,910,262
Russell 2000 Growth	3,662,992,342	3,361,583,883
Russell 2000 Value	1,795,245,934	1,835,726,898

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to passive foreign investment companies, the expiration of capital loss carryforwards,

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$433,993	$—	$(433,993)
Russell Top 200 Growth	17,884,548	—	(17,884,548)
Russell Top 200 Value	13,336,193	—	(13,336,193)
Russell 1000	602,697,622	161,502	(602,859,124)
Russell 1000 Growth	1,132,903,196	1,388,496	(1,134,291,692)
Russell 1000 Value	805,130,986	1,776	(805,132,762)
Russell 2000	5,473,533,346	32,053,230	(5,505,586,576)
Russell 2000 Growth	870,437,604	3,890,797	(874,328,401)
Russell 2000 Value	354,081,465	13,320,052	(367,401,517)

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
Russell Top 200
Ordinary Income	$1,373,236	$1,862,450

Russell Top 200 Growth
Ordinary Income	$7,099,908	$6,661,802

Russell Top 200 Value
Ordinary Income	$2,640,009	$1,975,184

Russell 1000
Ordinary Income	$151,617,734	$140,846,595

Russell 1000 Growth
Ordinary Income	$307,506,679	$286,765,279

Russell 1000 Value
Ordinary Income	$419,326,919	$323,319,494

Russell 2000
Ordinary Income	$346,507,853	$342,006,203

Russell 2000 Growth
Ordinary Income	$45,353,962	$59,944,742

Russell 2000 Value
Ordinary Income	$111,295,810	$108,778,402

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell Top 200	$18,759	$(812,325)	$14,910,217	$(9,877)	$14,106,774
Russell Top 200 Growth	129,893	(19,097,977)	118,755,776	—	99,787,692
Russell Top 200 Value	39,578	(4,792,008)	15,094,514	—	10,342,084
Russell 1000	—	(351,973,499)	1,487,507,576	—	1,135,534,077
Russell 1000 Growth	—	(3,311,772,315)	6,024,698,958	—	2,712,926,643
Russell 1000 Value	521,712	(1,066,071,736)	3,978,762,414	—	2,913,212,390
Russell 2000	—	(2,882,867,111)	(3,083,676,717)	(36,819,422)	(6,003,363,250)
Russell 2000 Growth	—	(1,367,425,013)	589,079,323	—	(778,345,690)
Russell 2000 Value	—	(556,414,894)	555,648,261	—	(766,633)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$805,568	$—	$—	$—	$—	$6,757	$812,325
Russell Top 200 Growth	15,203,176	—	—	—	—	3,894,801	19,097,977
Russell Top 200 Value	1,381,783	—	—	—	—	3,410,225	4,792,008
Russell 1000	85,625,019	707,111	—	56,902,659	198,974,722	9,763,988	351,973,499
Russell 1000 Growth	677,312,470	38,155,726	—	659,755,548	1,537,593,620	398,954,951	3,311,772,315
Russell 1000 Value	—	—	—	—	918,088,797	147,982,939	1,066,071,736
Russell 2000	1,215,797,903	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	2,882,867,111
Russell 2000 Growth	196,537,921	—	10,051,978	291,496,992	592,964,832	276,373,290	1,367,425,013
Russell 2000 Value	—	—	—	—	443,046,329	113,368,565	556,414,894

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2014, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell 1000 Value	$120,133,082
Russell 2000 Growth	64,187,617
Russell 2000 Value	195,883,733

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$61,640,945	$15,843,832	$(933,615)	$14,910,217
Russell Top 200 Growth	343,725,990	120,566,770	(1,810,994)	118,755,776
Russell Top 200 Value	170,796,831	16,322,437	(1,227,923)	15,094,514
Russell 1000	7,616,910,993	1,912,811,161	(425,303,585)	1,487,507,576
Russell 1000 Growth	17,990,615,373	6,238,660,636	(213,961,678)	6,024,698,958
Russell 1000 Value	17,764,694,856	4,855,324,527	(876,562,113)	3,978,762,414
Russell 2000	36,715,890,792	502,121,722	(3,585,691,942)	(3,083,570,220)
Russell 2000 Growth	6,940,262,722	975,872,236	(386,792,913)	589,079,323
Russell 2000 Value	6,295,408,376	1,017,470,949	(461,797,449)	555,673,500

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the iShares Russell 1000 ETF as of March 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$22,823

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Russell 1000 ETF during the year ended March 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$3,905,725	$(299,872)

For the year ended March 31 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares Russell 1000 ETF were 255 and $21,896,569 respectively.

7.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the Plaintiffs’ request to amend the complaint was September 17, 2013. The Plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The Plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). The Defendants filed a response on March 17, 2014. The Plaintiffs filed their response on April 3, 2014. The Sixth Circuit will consider the matter and is expected to render a decision later in 2014.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	95

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Russell 1000	97.63
Russell 1000 Growth	100.00

iShares ETF	Dividends- Received Deduction
Russell 1000 Value	97.24%
Russell 2000	59.46
Russell 2000 Growth	76.63
Russell 2000 Value	66.25

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
Russell Top 200	$1,373,236
Russell Top 200 Growth	7,099,908
Russell Top 200 Value	2,640,009
Russell 1000	151,617,734
Russell 1000 Growth	307,506,679

iShares ETF	Qualified Dividend Income
Russell 1000 Value	$419,326,919
Russell 2000	225,090,875
Russell 2000 Growth	35,977,452
Russell 2000 Value	80,915,859

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.782799	$—	$0.001725	$0.784524	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.713453	—	0.002860	0.716313	100	—	0	[a]	100
Russell Top 200 Value	0.794170	—	0.000715	0.794885	100	—	0	[a]	100
Russell 1000	1.753785	—	0.017003	1.770788	99	—	1		100
Russell 1000 Growth	1.158551	—	0.006054	1.164605	99	—	1		100
Russell 1000 Value	1.897097	—	0.023243	1.920340	99	—	1		100
Russell 2000	1.389440	—	0.062920	1.452360	96	—	4		100
Russell 2000 Growth	0.963006	—	0.023578	0.986584	98	—	2		100
Russell 2000 Value	1.703265	—	0.115133	1.818398	94	—	6		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	97

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Top 200 ETF

Period Covered: October 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.44%
Between 0.5% and –0.5%	1,126	99.56

	1,131	100.00%

iShares Russell Top 200 Growth ETF

Period Covered: October 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.27%
Between 0.5% and –0.5%	1,128	99.73

	1,131	100.00%

iShares Russell Top 200 Value ETF

Period Covered: October 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.27%
Between 0.5% and –0.5%	1,128	99.73

	1,131	100.00%

iShares Russell 1000 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5%	1	0.08

	1,319	100.00%

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,316	99.76
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0%	1	0.08

	1,319	100.00%

iShares Russell 1000 Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares Russell 2000 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,315	99.69
Less than –0.5% and Greater than –1.0%	3	0.23

	1,319	100.00%

iShares Russell 2000 Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,316	99.76
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	99

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,311	99.38
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	101

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	103

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

104	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

Notes:

106	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-35-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell 3000 Growth ETF | IWZ | NYSE Arca
➢	iShares Russell 3000 Value ETF | IWW | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. DOMESTIC MARKET OVERVIEW

U.S. equities experienced a strong rally during the 12-month period ended March 31, 2014 (the “reporting period”), as several major market indices hit new all time highs. Early in the reporting period, the combination of slow economic growth and uncertainty about the U.S. Federal Reserve Bank’s (the “Fed’s”) monetary policy contributed to substantial volatility. Clarification of the Fed’s monetary support and improving economic growth led to a sustained rally in U.S. equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China, the Fed’s less accommodative monetary policy and political tension in Ukraine raised concerns for investors.

The Fed’s monetary policy continued to be a driving force in the U.S. equity market’s performance. The U.S. economy grew at a modest 2.5% annual rate during the first quarter of the reporting period, rebounding from very slow growth in the prior six months. In May 2013, the Fed responded to the improving growth by announcing that it was considering slowing the pace of bond purchases, a key element of its stimulus program. The announcement caused strong volatility through global markets, as investors sold higher-risk investments, as well as lower-risk U.S. Treasuries.

In July and September 2013, the Fed clarified its intention to maintain the policy of monthly purchases of $85 billion in U.S. Treasury and mortgage bonds. U.S. economic growth also improved, increasing at a 4.1% and a 2.6% annualized pace in the third and fourth quarter of 2013, respectively. The Fed’s commitment to economic stimulus and better economic growth calmed markets, leading to a strong rally in global markets that lasted for several months. In January 2014, the Fed finally made the highly anticipated policy shift, reducing its bond purchases by $10 billion per month. Subsequently, equities declined, as the Fed’s policy shift coincided with slower manufacturing and industrial production growth in the U.S. and China. In March 2014, the Fed provided some reassurance to markets when it eliminated the 6.5% unemployment target in favor of a broader definition of economic stability while maintaining the 2% inflation target.

U.S. economic data continued to demonstrate a slow, but relatively steady economic recovery for the reporting period. The inflation rate fluctuated between 1 and 2% during the reporting period, reflecting the moderate pace of economic growth. During the reporting period, the unemployment rate declined by 1% to 6.7% in March 2014. The U.S. corporate sector was the strongest segment of the economy, as profit growth remained relatively robust. Credit conditions also eased, as balance sheets of companies improved and consumers gained increased access to low-cost borrowing. Housing prices rose, lifted by low mortgage rates and job growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.35%	22.45%	22.61%	22.35%	22.45%	22.61%
5 Years	21.71%	21.83%	21.93%	167.04%	168.34%	169.48%
10 Years	7.71%	7.71%	7.86%	110.15%	110.19%	113.04%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,121.50	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 ETF

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.35%, net of fees, while the total return for the Index was 22.61%.

The Index generated a solid return for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Index, growth stocks outpaced value stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in all ten of its major sectors. The largest contributor to Index performance was the information technology sector, as some of the largest technology companies posted solid returns. The financials sector was another solid performer during the reporting period, advancing on news of solid earnings and improving balance sheets. The health care sector posted strong returns and was among the largest contributors to Index performance, as several large-capitalization pharmaceutical stocks outperformed the broader market. Consumer discretionary stocks benefitted Index performance, reflecting steady consumer spending during the reporting period. The industrials sector generated a substantial contribution to the Index’s return, partially due to solid performance from several aerospace and defense stocks.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on Index performance during the reporting period. In particular, the telecommunication services sector posted a modest return. Sectors with less cyclical exposure to the economy like consumer staples and utilities also lagged during the broad market rally.

PORTFOLIO ALLOCATION As of 3/31/14

Sector/Investment Type	Percentage of Total Investments*

Information Technology	18.10%
Financials	17.64
Health Care	13.01
Consumer Discretionary	12.92
Industrials	11.51
Energy	9.27
Consumer Staples	8.41
Materials	3.84
Utilities	3.07
Telecommunication Services	2.23
Investment Companies	0.00 **

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	2.40%
Exxon Mobil Corp.	2.07
Microsoft Corp.	1.63
Google Inc. Class A	1.43
Johnson & Johnson	1.32
General Electric Co.	1.28
Wells Fargo & Co.	1.15
Chevron Corp.	1.10
J.P. Morgan Chase & Co.	1.09
Berkshire Hathaway Inc. Class B	1.07

TOTAL	14.54%

*	Excludes money market funds.
**	Rounds to less than 0.01%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.24%	23.24%	23.53%	23.24%	23.24%	23.53%
5 Years	21.66%	21.75%	21.94%	166.54%	167.51%	169.63%
10 Years	7.71%	7.71%	7.95%	110.24%	110.11%	114.81%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,112.80	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

The iShares Russell 3000 Growth ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 23.24%, net of fees, while the total return for the Index was 23.53%.

The Index posted a solid gain for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Russell 3000® Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

The Index experienced positive performance in each of the ten major sectors during the reporting period. The largest contributor to Index performance was the information technology sector, as some of the largest technology companies posted solid returns. The consumer discretionary sector offered the second largest contribution to Index performance, reflecting steady consumer spending during the reporting period. The health care sector delivered strong returns and was a substantial contributor to Index performance, as several large-capitalization pharmaceutical stocks outperformed the broader market. The industrials sector generated a solid contribution to the Index’s return, partially due to solid performance in the aerospace and defense industry.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on Index performance. In particular, the telecommunication services sector delivered a modest contribution for the reporting period, as one large telecommunications company posted relatively flat returns. Growth-oriented financials stocks also lagged during the market rally, as did the defensive consumer staples sector.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Information Technology	26.86%
Consumer Discretionary	18.96
Health Care	13.16
Industrials	12.61
Consumer Staples	11.15
Financials	5.68
Energy	4.70
Materials	4.60
Telecommunication Services	2.15
Utilities	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Apple Inc.	3.58%
Microsoft Corp.	3.22
Google Inc. Class A	2.82
Verizon Communications Inc.	1.85
International Business Machines Corp.	1.77
Coca-Cola Co. (The)	1.39
Oracle Corp.	1.29
QUALCOMM Inc.	1.28
Philip Morris International Inc.	1.26
Schlumberger Ltd.	1.22

TOTAL	19.68%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.34%	21.40%	21.65%	21.34%	21.40%	21.65%
5 Years	21.59%	21.69%	21.88%	165.80%	166.86%	168.94%
10 Years	7.41%	7.41%	7.62%	104.42%	104.44%	108.40%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,129.90	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

The iShares Russell 3000 Value ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 21.34%, net of fees, while the total return for the Index was 21.65%.

The Index delivered solid performance despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Russell 3000® Index, value stocks lagged the performance of growth stocks, as investors preferred stocks with higher growth potential.

All ten of the Index’s major sectors posted positive returns. The largest contributor to Index performance was the financials sector, which comprised approximately 30% of the Index during the reporting period. News of solid earnings, improving balance sheets and increasing lending were among the catalysts for financials stocks. The health care sector was the second largest contributor to Index performance, as several large-capitalization pharmaceutical stocks outperformed the broader market. The industrials sector also generated a solid contribution to the Index returns, partially due to the performance of several aerospace and defense stocks. The information technology sector outpaced other major sectors, as some of the largest technology companies posted solid returns. Consumer discretionary stocks also benefitted Index performance, reflecting steady consumer spending during the reporting period.

On the other end of the spectrum, the Index’s smaller portfolio weights in lagging sectors limited those sectors’ impact on the Index’s performance. The telecommunication services sector posted a modest return for the reporting period, as did the utilities, energy and consumer staples sectors.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector/Investment Type	Percentage of Total Investments*
Financials	29.95%
Energy	13.97
Health Care	12.84
Industrials	10.39
Information Technology	9.09
Consumer Discretionary	6.72
Utilities	6.10
Consumer Staples	5.57
Materials	3.06
Telecommunication Services	2.31
Investment Companies	0.00 **

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*
Exxon Mobil Corp.	4.20%
General Electric Co.	2.59
Johnson & Johnson	2.32
Wells Fargo & Co.	2.32
Chevron Corp.	2.23
J.P. Morgan Chase & Co.	2.22
Berkshire Hathaway Inc. Class B	2.17
Procter & Gamble Co. (The)	2.14
Pfizer Inc.	2.08
AT&T Inc.	1.82

TOTAL	24.09%

*	Excludes money market funds.
**	Rounds to less than 0.01%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MICRO-CAP ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.03%	33.02%	33.24%	33.03%	33.02%	33.24%
5 Years	25.34%	25.38%	25.86%	209.31%	209.85%	215.77%
Since Inception	6.26%	6.26%	6.93%	68.87%	68.91%	78.35%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/05. The first day of secondary market trading was 8/16/05.

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,134.30	$3.19	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MICRO-CAP ETF

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 33.03%, net of fees, while the total return for the Index was 33.24%.

The Index generated strong performance for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Market returns uniformly demonstrated a preference for smaller-capitalization stocks, as investors favored riskier companies with less global earnings exposure.

Every major sector in the Index delivered positive results during the reporting period. The health care sector was the largest contributor to Index performance, as health care stocks outpaced the broader market by a wide margin. Small financials stocks, which accounted for approximately 28% of the Index during the reporting period, were the second largest contributor to the Index’s return despite lagging the broader market. The economically-sensitive consumer discretionary and industrials sectors also generated solid contributions to Index performance, reflecting relatively steady consumer spending and industrial production during the reporting period. The information technology sector benefited Index performance, as small-capitalization technology stocks advanced despite slow business spending.

On the other end of the spectrum, the small portfolio weights of utilities and materials stocks limited those sectors’ impact on Index performance for the reporting period. Sluggish demand and investors’ preference for riskier stocks dampened performance for materials and utilities stocks. These sectors combined represented less than 5% of the Index during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector/Investment Type	Percentage of Total Investments*

Financials	26.41%
Health Care	19.59
Information Technology	15.28
Industrials	13.50
Consumer Discretionary	11.85
Energy	4.75
Consumer Staples	2.80
Materials	2.69
Telecommunication Services	2.04
Utilities	1.00
Investment Companies	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Intercept Pharmaceuticals Inc.	0.66%
Altisource Residential Corp.	0.49
Keryx Biopharmaceuticals Inc.	0.43
Cray Inc.	0.41
XPO Logistics Inc.	0.39
Ligand Pharmaceuticals Inc. Class B	0.34
Dyax Corp.	0.34
Sangamo BioSciences Inc.	0.34
Gentherm Inc.	0.33
Fluidigm Corp.	0.32

TOTAL	4.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.28%	23.35%	23.51%	23.28%	23.35%	23.51%
5 Years	25.34%	25.42%	25.55%	209.31%	210.35%	211.96%
10 Years	9.90%	9.90%	10.05%	157.03%	157.14%	160.60%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,120.90	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP ETF

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 23.28%, net of fees, while the total return for the Index was 23.51%.

The Index delivered a strong return for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

Every major sector in the Index generated positive performance during the reporting period. The consumer discretionary sector was the largest contributor to Index performance, as consumer spending remained steady despite modest economic growth. The health care sector added to Index performance due to solid returns across several industries. The industrials sector also outperformed the broader market, boosting Index performance. The information technology sector benefitted Index performance, as many of the companies delivered solid earnings despite relatively slow business spending. Mid-sized financials stocks, which accounted for approximately 20% of the Index during the reporting period, posted a solid contribution to the Index’s return, while lagging the broader market.

On the other end of the spectrum, utilities and energy stocks posted double-digit returns, but their smaller portfolio weights limited those sectors’ impact on Index performance during the reporting period. Investors demonstrated a clear preference for risk during the reporting period, while the utilities sector is often seen as a lower-risk, defensive investment. Similarly, sluggish commodity prices dampened performance for energy stocks.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*
Financials	19.99%
Consumer Discretionary	17.07
Information Technology	13.73
Industrials	13.41
Health Care	11.22
Energy	6.73
Utilities	5.85
Consumer Staples	5.66
Materials	5.62
Telecommunication Services	0.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*
Actavis PLC	0.60%
Alexion Pharmaceuticals Inc.	0.50
Delta Air Lines Inc.	0.50
Aon PLC	0.43
Pioneer Natural Resources Co.	0.43
Noble Energy Inc.	0.43
Crown Castle International Corp.	0.41
Forest Laboratories Inc.	0.41
Applied Materials Inc.	0.41
Micron Technology Inc.	0.41

TOTAL	4.53%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.96%	23.98%	24.22%	23.96%	23.98%	24.22%
5 Years	24.47%	24.55%	24.73%	198.74%	199.75%	201.83%
10 Years	9.25%	9.25%	9.47%	142.17%	142.23%	147.25%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.30	$1.31	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 23.96%, net of fees, while the total return for the Index was 24.22%.

Slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks, as the Index delivered a solid gain for the reporting period despite periods of sharp volatility. Within the Russell Midcap® Index, growth stocks outperformed value stocks, as investors preferred stocks with higher growth potential.

All of the Index’s major sectors delivered positive contributions to performance for the reporting period. The consumer discretionary sector, which represented approximately 25% of the Index on average, was the largest contributor to Index performance, as consumer spending remained steady despite modest economic growth. The health care sector added to Index performance due to solid returns across several industries, particularly in biotechnology. The industrials sector also outperformed the broader market, boosting Index performance. Meanwhile, medium-sized information technology stocks lagged the broader market, but posted a solid contribution to the Index’s return due to the sector’s relatively large 16% average weighting.

On the other end of the spectrum, energy and financial stocks posted double-digit returns, but their smaller portfolio weights limited those sectors’ impact on Index performance. Sluggish commodity prices dampened performance for energy stocks, while financials stocks posted weaker sector returns among the Index’s sectors.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	24.70%
Information Technology	16.29
Industrials	15.10
Health Care	13.52
Financials	8.87
Consumer Staples	8.15
Energy	6.35
Materials	5.88
Telecommunication Services	0.73
Utilities	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

Actavis PLC	1.14%
Alexion Pharmaceuticals Inc.	0.95
Crown Castle International Corp.	0.79
Intuit Inc.	0.74
Kroger Co. (The)	0.72
VF Corp.	0.69
T. Rowe Price Group Inc.	0.68
Delphi Automotive PLC	0.68
Lorillard Inc.	0.65
Discovery Communications Inc. Series A	0.64

TOTAL	7.68%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.61%	22.67%	22.95%	22.61%	22.67%	22.95%
5 Years	26.06%	26.19%	26.35%	218.32%	220.04%	222.02%
10 Years	10.07%	10.07%	10.24%	160.97%	160.99%	165.13%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,140.40	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 22.61%, net of fees, while the total return for the Index was 22.95%.

The Index delivered a solid gain for the reporting period despite periods of sharp volatility, as slow growth, low inflation and accommodative monetary policy created a beneficial environment for U.S. stocks. Within the Russell Midcap® Index, value stocks lagged the performance of growth stocks, as investors preferred stocks with higher growth potential.

Every economic sector in the Index generated positive performance during the reporting period. Medium-sized financials stocks, which accounted for approximately one third of the Index on average, posted the largest contribution to the Index’s return despite lagging the broader market. The information technology sector benefitted Index performance, as many of the companies delivered solid earnings despite relatively slow business spending. The industrials sector also outperformed the broader market, boosting Index performance. The health care sector added to Index performance due to solid returns across several industries. The consumer discretionary sector also performed well, as consumer spending remained steady despite modest economic growth.

On the other end of the spectrum, utilities and energy stocks posted double-digit returns, but their smaller portfolio weights limited those sectors’ impact on Index performance. Investors demonstrated a clear preference for risk during the reporting period, while the utilities sector is often seen as a lower-risk, defensive investment. Similarly, sluggish commodity prices dampened performance for energy stocks.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*
Financials	32.28%
Utilities	11.87
Industrials	11.54
Information Technology	10.88
Health Care	8.69
Consumer Discretionary	8.62
Energy	7.16
Materials	5.34
Consumer Staples	2.91
Telecommunication Services	0.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*
Forest Laboratories Inc.	0.87%
Micron Technology Inc.	0.86
Cardinal Health Inc.	0.84
Sempra Energy	0.83
Cigna Corp.	0.79
Noble Energy Inc.	0.79
SunTrust Banks Inc.	0.76
PPL Corp.	0.74
PACCAR Inc.	0.73
Prologis Inc.	0.72

TOTAL	7.93%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	200,623	$25,176,180	0.45%
United Technologies Corp.	243,788	28,484,190	0.51
Other securities[a]		92,483,042	1.67

		146,143,412	2.63
AIR FREIGHT & LOGISTICS
Other securities[a]		35,339,451	0.63

		35,339,451	0.63
AIRLINES
Other securities[a]		23,869,967	0.43

		23,869,967	0.43
AUTO COMPONENTS
Other securities[a]		31,131,102	0.56

		31,131,102	0.56
AUTOMOBILES
Other securities[a]		36,725,001	0.66

		36,725,001	0.66
BEVERAGES
Coca-Cola Co. (The)	1,013,344	39,175,879	0.70
PepsiCo Inc.	409,855	34,222,893	0.62
Other securities[a]		22,205,531	0.40

		95,604,303	1.72
BIOTECHNOLOGY
Amgen Inc.	198,321	24,460,912	0.44
Gilead Sciences Inc.[b]	404,454	28,659,610	0.52
Other securities[a]		87,606,170	1.57

		140,726,692	2.53
BUILDING PRODUCTS
Other securities[a]		12,590,129	0.23

		12,590,129	0.23
CAPITAL MARKETS
BlackRock Inc.[c]	34,725	10,920,318	0.20
BlackRock Kelso Capital Corp.[c]	17,802	163,244	—
Other securities[a]		116,103,457	2.09

		127,187,019	2.29
CHEMICALS
Other securities[a]		142,682,089	2.56

		142,682,089	2.56

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	2,854,856	$49,103,523	0.88%
Citigroup Inc.	806,212	38,375,691	0.69
J.P. Morgan Chase & Co.	1,000,588	60,745,697	1.09
PNC Financial Services Group Inc. (The)[c]	139,901	12,171,387	0.22
U.S. Bancorp	489,142	20,964,626	0.38
Wells Fargo & Co.	1,278,094	63,572,396	1.14
Other securities[a]		89,401,950	1.61

		334,335,270	6.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		30,852,437	0.55

		30,852,437	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,416,714	31,748,561	0.57
QUALCOMM Inc.	457,858	36,106,682	0.65
Other securities[a]		24,154,292	0.43

		92,009,535	1.65
COMPUTERS & PERIPHERALS
Apple Inc.	248,441	133,348,222	2.40
Other securities[a]		51,949,830	0.93

		185,298,052	3.33
CONSTRUCTION & ENGINEERING
Other securities[a]		17,626,883	0.32

		17,626,883	0.32
CONSTRUCTION MATERIALS
Other securities[a]		5,872,036	0.11

		5,872,036	0.11
CONSUMER FINANCE
American Express Co.	250,556	22,557,557	0.41
Other securities[a]		26,137,590	0.47

		48,695,147	0.88
CONTAINERS & PACKAGING
Other securities[a]		19,439,157	0.35

		19,439,157	0.35
DISTRIBUTORS
Other securities[a]		6,786,817	0.12

		6,786,817	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		10,362,395	0.19

		10,362,395	0.19

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	476,433	$59,539,832	1.07%
Other securities[a]		30,111,757	0.54

		89,651,589	1.61
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,424,679	49,963,493	0.90
Verizon Communications Inc.	1,092,782	51,983,640	0.93
Other securities[a]		13,549,373	0.25

		115,496,506	2.08
ELECTRIC UTILITIES
Other securities[a]		88,973,475	1.60

		88,973,475	1.60
ELECTRICAL EQUIPMENT
Other securities[a]		44,529,921	0.80

		44,529,921	0.80
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		38,441,338	0.69

		38,441,338	0.69
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	352,350	34,354,125	0.62
Other securities[a]		66,535,675	1.19

		100,889,800	1.81
FOOD & STAPLES RETAILING
CVS Caremark Corp.	323,774	24,237,722	0.44
Wal-Mart Stores Inc.	426,842	32,623,534	0.59
Other securities[a]		54,349,262	0.97

		111,210,518	2.00
FOOD PRODUCTS
Other securities[a]		90,564,301	1.63

		90,564,301	1.63
GAS UTILITIES
Other securities[a]		10,927,066	0.20

		10,927,066	0.20
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		121,180,987	2.18

		121,180,987	2.18
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	269,738	22,115,819	0.40

Security	Shares	Value	% of Net Assets

Other securities[a]		$102,698,724	1.84%

		124,814,543	2.24
HEALTH CARE TECHNOLOGY
Other securities[a]		9,375,337	0.17

		9,375,337	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	265,107	25,988,439	0.47
Other securities[a]		85,216,011	1.53

		111,204,450	2.00
HOUSEHOLD DURABLES
Other securities[a]		30,099,745	0.54

		30,099,745	0.54
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	725,605	58,483,763	1.05
Other securities[a]		35,613,760	0.64

		94,097,523	1.69
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		8,122,607	0.15

		8,122,607	0.15
INDUSTRIAL CONGLOMERATES
3M Co.	182,513	24,759,714	0.45
General Electric Co.	2,737,246	70,867,299	1.27
Other securities[a]		13,576,596	0.24

		109,203,609	1.96
INSURANCE
Other securities[a]		170,032,447	3.06

		170,032,447	3.06
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	97,451	32,794,211	0.59
Other securities[a]		34,143,294	0.61

		66,937,505	1.20
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	451,798	27,216,312	0.49
Google Inc. Class Ab	71,377	79,550,380	1.43
Other securities[a]		57,457,494	1.03

		164,224,186	2.95
IT SERVICES
International Business Machines Corp.	258,791	49,814,680	0.90
MasterCard Inc. Class A	309,025	23,084,167	0.42

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Visa Inc. Class A	138,516	$29,900,064	0.54%
Other securities[a]		83,749,120	1.49

		186,548,031	3.35
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		10,171,066	0.18

		10,171,066	0.18
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		36,499,963	0.66

		36,499,963	0.66
MACHINERY
Other securities[a]		121,646,469	2.19

		121,646,469	2.19
MARINE
Other securities[a]		2,190,788	0.04

		2,190,788	0.04
MEDIA
Comcast Corp. Class A	695,419	34,784,858	0.63
Walt Disney Co. (The)	477,187	38,208,363	0.69
Other securities[a]		129,705,581	2.32

		202,698,802	3.64
METALS & MINING
Other securities[a]		35,629,945	0.64

		35,629,945	0.64
MULTI-UTILITIES
Other securities[a]		57,897,891	1.04

		57,897,891	1.04
MULTILINE RETAIL
Other securities[a]		33,884,041	0.61

		33,884,041	0.61
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	513,177	61,021,877	1.10
ConocoPhillips	323,331	22,746,336	0.41
Exxon Mobil Corp.	1,176,862	114,955,880	2.07
Occidental Petroleum Corp.	213,059	20,302,392	0.37
Other securities[a]		195,012,283	3.49

		414,038,768	7.44
PAPER & FOREST PRODUCTS
Other securities[a]		9,689,692	0.17

		9,689,692	0.17

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$9,481,392	0.17%

		9,481,392	0.17
PHARMACEUTICALS
AbbVie Inc.	418,809	21,526,783	0.39
Bristol-Myers Squibb Co.	434,363	22,565,158	0.41
Johnson & Johnson	743,569	73,040,783	1.31
Merck & Co. Inc.	799,793	45,404,249	0.82
Pfizer Inc.	1,770,677	56,874,145	1.02
Other securities[a]		70,398,201	1.26

		289,809,319	5.21
PROFESSIONAL SERVICES
Other securities[a]		21,553,875	0.39

		21,553,875	0.39
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[c]	14,647	350,063	0.01
Other securities[a]		186,570,422	3.35

		186,920,485	3.36
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		8,702,452	0.16

		8,702,452	0.16
ROAD & RAIL
Union Pacific Corp.	123,436	23,164,000	0.42
Other securities[a]		32,208,184	0.58

		55,372,184	1.00
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,317,538	34,005,656	0.61
Other securities[a]		93,108,266	1.68

		127,113,922	2.29
SOFTWARE
Microsoft Corp.	2,210,362	90,602,738	1.63
Oracle Corp.	889,549	36,391,450	0.65
Other securities[a]		84,101,906	1.52

		211,096,094	3.80
SPECIALTY RETAIL
Home Depot Inc. (The)	387,272	30,644,833	0.55
Other securities[a]		99,347,096	1.79

		129,991,929	2.34

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$47,632,004	0.86%

		47,632,004	0.86
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	52,449	—
Other securities[a]		13,964,831	0.25

		14,017,280	0.25
TOBACCO
Altria Group Inc.	531,216	19,883,415	0.36
Philip Morris International Inc.	433,436	35,485,405	0.64
Other securities[a]		10,614,666	0.19

		65,983,486	1.19
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		18,958,766	0.34

		18,958,766	0.34
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		239,799	—

		239,799	—
WATER UTILITIES
Other securities[a]		4,472,991	0.08

		4,472,991	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,157,753	0.15

		8,157,753	0.15

TOTAL COMMON STOCKS
(Cost: $4,426,016,356)		5,553,653,534	99.86

INVESTMENT COMPANIES

CAPITAL MARKETS
Other securities[a]		47,696	—

		47,696	—

TOTAL INVESTMENT COMPANIES
(Cost: $43,386)		47,696	—

RIGHTS

MEDIA
Other securities[a]		—	—

		—	—

TOTAL RIGHTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$—	—%

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d],[e]	168,536,467	168,536,467	3.03
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	8,780,849	8,780,849	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,590,572	4,590,572	0.08

		181,907,888	3.27

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,907,888)		181,907,888	3.27

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,607,967,630)		5,735,609,118	103.13
Other Assets, Less Liabilities		(173,915,931)	(3.13)

NET ASSETS		$5,561,693,187	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	33,664	$4,224,495	0.89%
Honeywell International Inc.	34,925	3,239,643	0.69
United Technologies Corp.	38,221	4,465,742	0.94
Other securities[a]		5,584,150	1.19

		17,514,030	3.71
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	32,161	3,131,838	0.66
Other securities[a]		923,331	0.20

		4,055,169	0.86
AIRLINES
Other securities[a]		2,313,849	0.49

		2,313,849	0.49
AUTO COMPONENTS
Other securities[a]		2,652,937	0.56

		2,652,937	0.56
AUTOMOBILES
Other securities[a]		2,534,265	0.54

		2,534,265	0.54
BEVERAGES
Coca-Cola Co. (The)	169,709	6,560,950	1.39
PepsiCo Inc.	68,614	5,729,269	1.21
Other securities[a]		2,718,860	0.58

		15,009,079	3.18
BIOTECHNOLOGY
Amgen Inc.	33,277	4,104,385	0.87
Biogen Idec Inc.[b]	10,538	3,223,258	0.68
Celgene Corp.[b]	18,522	2,585,671	0.55
Gilead Sciences Inc.[b]	67,681	4,795,876	1.01
Other securities[a]		8,572,909	1.82

		23,282,099	4.93
BUILDING PRODUCTS
Other securities[a]		1,492,161	0.32

		1,492,161	0.32
CAPITAL MARKETS
BlackRock Inc.[c]	2,049	644,369	0.14
Other securities[a]		4,646,988	0.98

		5,291,357	1.12

Security	Shares	Value	% of Net Assets

CHEMICALS
E.I. du Pont de Nemours and Co.	40,859	$2,741,639	0.58%
Monsanto Co.	23,701	2,696,463	0.57
Other securities[a]		11,763,820	2.49

		17,201,922	3.64
COMMERCIAL BANKS
Other securities[a]		176,822	0.04

		176,822	0.04
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		2,407,436	0.51

		2,407,436	0.51
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	76,664	6,045,723	1.28
Other securities[a]		2,304,698	0.49

		8,350,421	1.77
COMPUTERS & PERIPHERALS
Apple Inc.	31,527	16,921,802	3.58
Other securities[a]		2,968,736	0.63

		19,890,538	4.21
CONSTRUCTION & ENGINEERING
Other securities[a]		1,024,848	0.22

		1,024,848	0.22
CONSTRUCTION MATERIALS
Other securities[a]		602,111	0.13

		602,111	0.13
CONSUMER FINANCE
American Express Co.	42,041	3,784,951	0.80
Other securities[a]		391,686	0.08

		4,176,637	0.88
CONTAINERS & PACKAGING
Other securities[a]		2,120,064	0.45

		2,120,064	0.45
DISTRIBUTORS
Other securities[a]		1,047,338	0.22

		1,047,338	0.22
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,111,251	0.23

		1,111,251	0.23
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		2,230,543	0.47

		2,230,543	0.47

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	183,114	$8,710,733	1.84%
Other securities[a]		796,473	0.17

		9,507,206	2.01
ELECTRIC UTILITIES
Other securities[a]		266,538	0.06

		266,538	0.06
ELECTRICAL EQUIPMENT
Other securities[a]		4,676,239	0.99

		4,676,239	0.99
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		2,738,087	0.58

		2,738,087	0.58
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	37,580	2,213,086	0.47
Schlumberger Ltd.	58,988	5,751,330	1.22
Other securities[a]		2,609,479	0.55

		10,573,895	2.24
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	19,335	2,159,333	0.46
Wal-Mart Stores Inc.	47,373	3,620,718	0.77
Walgreen Co.	31,695	2,092,821	0.44
Other securities[a]		3,367,452	0.71

		11,240,324	2.38
FOOD PRODUCTS
Other securities[a]		8,808,185	1.86

		8,808,185	1.86
GAS UTILITIES
Other securities[a]		118,452	0.02

		118,452	0.02
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		9,226,778	1.95

		9,226,778	1.95
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b]	30,095	2,259,834	0.48
Other securities[a]		6,968,190	1.47

		9,228,024	1.95
HEALTH CARE TECHNOLOGY
Other securities[a]		1,420,485	0.30

		1,420,485	0.30

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	44,484	$4,360,766	0.92%
Starbucks Corp.	33,264	2,440,912	0.52
Other securities[a]		8,907,865	1.88

		15,709,543	3.32
HOUSEHOLD DURABLES
Other securities[a]		1,919,013	0.41

		1,919,013	0.41
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	41,409	2,686,202	0.57
Other securities[a]		2,564,942	0.54

		5,251,144	1.11
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		36,216	0.01

		36,216	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	25,927	3,517,257	0.74
Other securities[a]		470,743	0.10

		3,988,000	0.84
INSURANCE
Other securities[a]		4,358,054	0.92

		4,358,054	0.92
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	16,318	5,491,333	1.16
Priceline.com Inc.[b]	2,290	2,729,428	0.58
Other securities[a]		2,375,203	0.50

		10,595,964	2.24
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	57,611	3,182,432	0.67
Facebook Inc. Class Ab	75,594	4,553,783	0.96
Google Inc. Class Ab	11,965	13,335,112	2.82
Other securities[a]		4,514,670	0.96

		25,585,997	5.41
IT SERVICES
Accenture PLC Class A	28,552	2,276,165	0.48
International Business Machines Corp.	43,380	8,350,216	1.77
MasterCard Inc. Class A	51,858	3,873,793	0.82
Visa Inc. Class A	23,182	5,004,067	1.06
Other securities[a]		8,698,550	1.84

		28,202,791	5.97

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		$1,570,520	0.33%

		1,570,520	0.33
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		2,453,580	0.52

		2,453,580	0.52
MACHINERY
Other securities[a]		10,203,196	2.16

		10,203,196	2.16
MARINE
Other securities[a]		206,495	0.04

		206,495	0.04
MEDIA
Comcast Corp. Class A	107,578	5,381,051	1.14
Twenty-First Century Fox Inc. Class A	65,080	2,080,608	0.44
Other securities[a]		14,457,781	3.06

		21,919,440	4.64
METALS & MINING
Other securities[a]		608,406	0.13

		608,406	0.13
MULTILINE RETAIL
Other securities[a]		4,187,304	0.89

		4,187,304	0.89
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	11,274	2,211,621	0.47
Other securities[a]		9,388,235	1.98

		11,599,856	2.45
PAPER & FOREST PRODUCTS
Other securities[a]		1,176,112	0.25

		1,176,112	0.25
PERSONAL PRODUCTS
Other securities[a]		1,542,322	0.33

		1,542,322	0.33
PHARMACEUTICALS
AbbVie Inc.	70,290	3,612,906	0.76
Bristol-Myers Squibb Co.	62,769	3,260,850	0.69
Other securities[a]		9,623,640	2.04

		16,497,396	3.49
PROFESSIONAL SERVICES
Other securities[a]		2,198,136	0.46

		2,198,136	0.46

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		$9,623,871	2.04%

		9,623,871	2.04
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		582,528	0.12

		582,528	0.12
ROAD & RAIL
Union Pacific Corp.	20,726	3,889,441	0.82
Other securities[a]		3,067,739	0.65

		6,957,180	1.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	49,285	2,323,788	0.49
Other securities[a]		7,471,266	1.58

		9,795,054	2.07
SOFTWARE
Microsoft Corp.	370,538	15,188,353	3.21
Oracle Corp.	149,113	6,100,213	1.29
Other securities[a]		10,935,667	2.32

		32,224,233	6.82
SPECIALTY RETAIL
Home Depot Inc. (The)	64,817	5,128,969	1.09
Lowe’s Companies Inc.	45,701	2,234,779	0.47
TJX Companies Inc. (The)	31,987	1,940,011	0.41
Other securities[a]		9,581,271	2.03

		18,885,030	4.00
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	31,463	2,323,857	0.49
Other securities[a]		5,024,112	1.06

		7,347,969	1.55
THRIFTS & MORTGAGE FINANCE
Other securities[a]		385,536	0.08

		385,536	0.08
TOBACCO
Altria Group Inc.	89,149	3,336,847	0.71
Philip Morris International Inc.	72,567	5,941,060	1.26
Other securities[a]		1,519,924	0.31

		10,797,831	2.28
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		2,483,987	0.53

		2,483,987	0.53

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

TRANSPORTATION INFRASTRUCTURE
Other securities[a]		$6,273	—%

		6,273	—
WATER UTILITIES
Other securities[a]		197,529	0.04

		197,529	0.04
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		616,842	0.13

		616,842	0.13

TOTAL COMMON STOCKS
(Cost: $367,226,701)		472,002,438	99.87

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	13,107,612	13,107,612	2.77
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	682,914	682,914	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	201,998	201,998	0.04

		13,992,524	2.96

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,992,524)		13,992,524	2.96

TOTAL INVESTMENTS IN SECURITIES
(Cost: $381,219,225)		485,994,962	102.83
Other Assets, Less Liabilities		(13,371,064)	(2.83)

NET ASSETS		$472,623,898	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$8,901,013	1.51%

		8,901,013	1.51
AIR FREIGHT & LOGISTICS
FedEx Corp.	16,760	2,221,706	0.38
Other securities[a]		163,255	0.02

		2,384,961	0.40
AIRLINES
Other securities[a]		2,185,713	0.37

		2,185,713	0.37
AUTO COMPONENTS
Other securities[a]		3,272,964	0.56

		3,272,964	0.56
AUTOMOBILES
Ford Motor Co.	142,401	2,221,455	0.38
General Motors Co.	70,373	2,422,239	0.41

		4,643,694	0.79
BEVERAGES
Other securities[a]		1,278,602	0.22

		1,278,602	0.22
BIOTECHNOLOGY
Other securities[a]		284,750	0.05

		284,750	0.05
BUILDING PRODUCTS
Other securities[a]		808,928	0.14

		808,928	0.14
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	65,751	2,320,353	0.39
BlackRock Inc.[b]	4,799	1,509,189	0.26
BlackRock Kelso Capital Corp.[b]	4,030	36,955	0.01
Goldman Sachs Group Inc. (The)	25,993	4,258,953	0.72
Morgan Stanley	86,330	2,690,906	0.46
Other securities[a]		9,700,619	1.65

		20,516,975	3.49
CHEMICALS
Dow Chemical Co. (The)	59,593	2,895,624	0.49
Other securities[a]		5,669,528	0.97

		8,565,152	1.46

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	611,575	$10,519,090	1.79%
Citigroup Inc.	172,666	8,218,902	1.40
J.P. Morgan Chase & Co.	214,388	13,015,495	2.21
PNC Financial Services Group Inc. (The)[b]	29,997	2,609,739	0.44
U.S. Bancorp	104,855	4,494,085	0.76
Wells Fargo & Co.	273,841	13,620,851	2.32
Other securities[a]		19,039,146	3.25

		71,517,308	12.17
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		3,534,220	0.60

		3,534,220	0.60
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	302,951	6,789,132	1.16
Other securities[a]		2,220,432	0.37

		9,009,564	1.53
COMPUTERS & PERIPHERALS
Apple Inc.	12,930	6,940,048	1.18
Hewlett-Packard Co.	110,209	3,566,363	0.61
Other securities[a]		3,788,724	0.64

		14,295,135	2.43
CONSTRUCTION & ENGINEERING
Other securities[a]		2,483,784	0.42

		2,483,784	0.42
CONSTRUCTION MATERIALS
Other securities[a]		495,785	0.08

		495,785	0.08
CONSUMER FINANCE
Capital One Financial Corp.	33,097	2,553,765	0.43
Other securities[a]		2,536,084	0.43

		5,089,849	0.86
CONTAINERS & PACKAGING
Other securities[a]		1,418,583	0.24

		1,418,583	0.24
DISTRIBUTORS
Other securities[a]		102,942	0.02

		102,942	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		802,197	0.14

		802,197	0.14

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	102,080	$12,756,938	2.17%
Other securities[a]		3,624,378	0.62

		16,381,316	2.79
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	305,205	10,703,539	1.82
Other securities[a]		1,874,874	0.32

		12,578,413	2.14
ELECTRIC UTILITIES
Duke Energy Corp.	40,012	2,849,655	0.48
NextEra Energy Inc.	24,134	2,307,693	0.39
Southern Co. (The)	49,465	2,173,492	0.37
Other securities[a]		11,432,175	1.95

		18,763,015	3.19
ELECTRICAL EQUIPMENT
Eaton Corp. PLC	26,800	2,013,216	0.34
Other securities[a]		1,526,023	0.26

		3,539,239	0.60
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		4,727,629	0.80

		4,727,629	0.80
ENERGY EQUIPMENT & SERVICES
Other securities[a]		8,101,686	1.38

		8,101,686	1.38
FOOD & STAPLES RETAILING
CVS Caremark Corp.	61,428	4,598,500	0.78
Wal-Mart Stores Inc.	30,743	2,349,687	0.40
Other securities[a]		2,493,237	0.43

		9,441,424	1.61
FOOD PRODUCTS
Mondelez International Inc. Class A	101,164	3,495,216	0.59
Other securities[a]		4,615,408	0.79

		8,110,624	1.38
GAS UTILITIES
Other securities[a]		2,195,103	0.37

		2,195,103	0.37
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	88,375	3,403,321	0.58
Covidien PLC	26,656	1,963,481	0.33

Security	Shares	Value	% of Net Assets

Medtronic Inc.	57,600	$3,544,704	0.60%
Other securities[a]		5,246,099	0.90

		14,157,605	2.41
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	57,823	4,740,908	0.81
Other securities[a]		10,247,268	1.74

		14,988,176	2.55
HEALTH CARE TECHNOLOGY
Other securities[a]		216,462	0.04

		216,462	0.04
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		3,805,259	0.65

		3,805,259	0.65
HOUSEHOLD DURABLES
Other securities[a]		3,996,521	0.68

		3,996,521	0.68
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	155,464	12,530,398	2.13
Other securities[a]		912,853	0.16

		13,443,251	2.29
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		1,691,081	0.29

		1,691,081	0.29
INDUSTRIAL CONGLOMERATES
Danaher Corp.	27,028	2,027,100	0.34
General Electric Co.	586,439	15,182,906	2.58
Other securities[a]		1,086,590	0.19

		18,296,596	3.11
INSURANCE
American International Group Inc.	83,694	4,185,537	0.71
MetLife Inc.	50,688	2,676,326	0.46
Other securities[a]		23,952,867	4.07

		30,814,730	5.24
INTERNET & CATALOG RETAIL
Other securities[a]		807,460	0.14

		807,460	0.14
INTERNET SOFTWARE & SERVICES
Other securities[a]		2,448,188	0.42

		2,448,188	0.42

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
Other securities[a]		$3,929,140	0.67%

		3,929,140	0.67
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		169,597	0.03

		169,597	0.03
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	22,166	2,665,240	0.45
Other securities[a]		2,003,801	0.34

		4,669,041	0.79
MACHINERY
Caterpillar Inc.	30,539	3,034,660	0.52
Other securities[a]		10,006,083	1.70

		13,040,743	2.22
MARINE
Other securities[a]		209,567	0.03

		209,567	0.03
MEDIA
Time Warner Inc.	52,847	3,452,495	0.59
Walt Disney Co. (The)	79,426	6,359,640	1.08
Other securities[a]		5,637,788	0.96

		15,449,923	2.63
METALS & MINING
Other securities[a]		6,910,038	1.17

		6,910,038	1.17
MULTI-UTILITIES
Dominion Resources Inc.	32,731	2,323,574	0.40
Other securities[a]		10,121,178	1.72

		12,444,752	2.12
MULTILINE RETAIL
Other securities[a]		1,886,423	0.32

		1,886,423	0.32
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	26,848	2,275,637	0.39
Chevron Corp.	109,955	13,074,749	2.22
ConocoPhillips	69,312	4,876,099	0.83
Exxon Mobil Corp.	252,175	24,632,454	4.19
Occidental Petroleum Corp.	45,672	4,352,085	0.74
Phillips 66	33,296	2,565,790	0.44
Other securities[a]		22,086,150	3.76

		73,862,964	12.57

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
Other securities[a]		$577,679	0.10%

		577,679	0.10
PERSONAL PRODUCTS
Other securities[a]		67,741	0.01

		67,741	0.01
PHARMACEUTICALS
Eli Lilly and Co.	43,893	2,583,542	0.44
Johnson & Johnson	138,767	13,631,082	2.32
Merck & Co. Inc.	171,319	9,725,780	1.65
Pfizer Inc.	379,371	12,185,397	2.07
Other securities[a]		2,881,587	0.50

		41,007,388	6.98
PROFESSIONAL SERVICES
Other securities[a]		1,808,494	0.31

		1,808,494	0.31
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	2,669	63,789	0.01
Other securities[a]		27,679,160	4.71

		27,742,949	4.72
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,126,070	0.19

		1,126,070	0.19
ROAD & RAIL
Other securities[a]		2,993,274	0.51

		2,993,274	0.51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	263,471	6,800,186	1.16
Other securities[a]		7,937,957	1.35

		14,738,143	2.51
SOFTWARE
Other securities[a]		4,046,585	0.69

		4,046,585	0.69
SPECIALTY RETAIL
Other securities[a]		3,682,094	0.63

		3,682,094	0.63
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		810,754	0.14

		810,754	0.14

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	726	$12,081	—%
Other securities[a]		2,502,781	0.43

		2,514,862	0.43
TOBACCO
Other securities[a]		333,229	0.06

		333,229	0.06
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		893,065	0.15

		893,065	0.15
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		40,278	0.01

		40,278	0.01
WATER UTILITIES
Other securities[a]		702,471	0.12

		702,471	0.12
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		956,579	0.16

		956,579	0.16

TOTAL COMMON STOCKS
(Cost: $541,793,917)		586,709,740	99.83

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		10,034	—

		10,034	—

TOTAL INVESTMENT COMPANIES
(Cost: $9,694)		10,034	—

RIGHTS

MEDIA
Other securities[a]		—	—

		—	—

TOTAL RIGHTS
(Cost: $0)		—	—

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	10,607,162	$10,607,162	1.81%
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[b,d,e]	552,639	552,639	0.09
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	506,718	506,718	0.09

		11,666,519	1.99

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 11,666,519)		11,666,519	1.99

TOTAL INVESTMENTS IN SECURITIES
(Cost: $553,470,130)		598,386,293	101.82
Other Assets, Less Liabilities		(10,674,006)	(1.82)

NET ASSETS		$587,712,287	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Astronics Corp.[a]	44,032	$2,792,069	0.27%
Taser International Inc.[a]	148,267	2,711,803	0.26
Other securities[b]		11,098,033	1.05

		16,601,905	1.58
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[a,c]	140,663	4,136,899	0.39
Other securities[b]		4,591,092	0.44

		8,727,991	0.83
AIRLINES
Other securities[b]		3,385,564	0.32

		3,385,564	0.32
AUTO COMPONENTS
Gentherm Inc.[a]	98,306	3,413,184	0.32
Other securities[b]		8,946,561	0.86

		12,359,745	1.18
AUTOMOBILES
Other securities[b]		2,234,805	0.21

		2,234,805	0.21
BEVERAGES
Other securities[b]		1,217,080	0.12

		1,217,080	0.12
BIOTECHNOLOGY
Dyax Corp.[a]	395,928	3,555,433	0.34
Exact Sciences Corp.[a,c]	208,423	2,953,354	0.28
Intercept Pharmaceuticals Inc.[a]	21,126	6,967,144	0.66
Keryx Biopharmaceuticals Inc.[a,c]	263,782	4,494,845	0.43
Ligand Pharmaceuticals Inc. Class Ba,c	52,968	3,562,628	0.34
Novavax Inc.[a,c]	551,952	2,500,343	0.24
Sangamo BioSciences Inc.[a,c]	196,250	3,548,200	0.34
Other securities[b]		69,008,626	6.56

		96,590,573	9.19
BUILDING PRODUCTS
Other securities[b]		7,407,498	0.70

		7,407,498	0.70
CAPITAL MARKETS
HFF Inc. Class A	96,006	3,226,762	0.31

Security	Shares	Value	% of Net Assets

Other securities[b]		$40,755,178	3.88%

		43,981,940	4.19
CHEMICALS
Other securities[b]		11,617,629	1.11

		11,617,629	1.11
COMMERCIAL BANKS
Banner Corp.	57,450	2,367,515	0.23
Eagle Bancorp Inc.[a]	65,353	2,359,243	0.22
Renasant Corp.	88,896	2,582,429	0.25
Sterling Bancorp	241,111	3,052,465	0.29
Union First Market Bankshares Corp.	121,860	3,097,681	0.29
United Community Banks Inc.[a]	124,931	2,424,911	0.23
Other securities[b]		111,242,629	10.59

		127,126,873	12.10
COMMERCIAL SERVICES & SUPPLIES
Team Inc.[a,c]	58,548	2,509,367	0.24
Other securities[b]		16,220,741	1.54

		18,730,108	1.78
COMMUNICATIONS EQUIPMENT
CalAmp Corp.[a]	102,673	2,861,497	0.27
Other securities[b]		16,843,916	1.60

		19,705,413	1.87
COMPUTERS & PERIPHERALS
Cray Inc.[a,c]	114,745	4,282,283	0.41
Other securities[b]		8,538,561	0.81

		12,820,844	1.22
CONSTRUCTION & ENGINEERING
Other securities[b]		12,299,472	1.17

		12,299,472	1.17
CONSTRUCTION MATERIALS
Other securities[b]		1,369,947	0.13

		1,369,947	0.13
CONSUMER FINANCE
Other securities[b]		2,902,561	0.28

		2,902,561	0.28
CONTAINERS & PACKAGING
Other securities[b]		2,566,626	0.24

		2,566,626	0.24

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

DISTRIBUTORS
Core-Mark Holding Co. Inc.	33,639	$2,442,191	0.23%
Other securities[b]		1,303,754	0.13

		3,745,945	0.36
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		4,569,174	0.43

		4,569,174	0.43
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		2,708,612	0.26

		2,708,612	0.26
DIVERSIFIED TELECOMMUNICATION SERVICES
8x8 Inc.[a,c]	255,414	2,761,025	0.26
Consolidated Communications Holdings Inc.	117,328	2,347,733	0.22
Other securities[b]		11,448,975	1.10

		16,557,733	1.58
ELECTRIC UTILITIES
Other securities[b]		1,767,241	0.17

		1,767,241	0.17
ELECTRICAL EQUIPMENT
Other securities[b]		12,479,151	1.19

		12,479,151	1.19
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Measurement Specialties Inc.[a]	44,131	2,994,288	0.28
Methode Electronics Inc.	107,099	3,283,655	0.31
Other securities[b]		23,626,433	2.26

		29,904,376	2.85
ENERGY EQUIPMENT & SERVICES
Matrix Service Co.[a]	75,572	2,552,822	0.24
Other securities[b]		13,075,980	1.25

		15,628,802	1.49
FOOD & STAPLES RETAILING
Spartan Stores Inc.	103,913	2,411,821	0.23
Other securities[b]		4,344,751	0.41

		6,756,572	0.64
FOOD PRODUCTS
Boulder Brands Inc.[a,c]	173,733	3,061,175	0.29

Security	Shares	Value	% of Net Assets

Other securities[b]		$10,530,246	1.00%

		13,591,421	1.29
GAS UTILITIES
Other securities[b]		2,575,589	0.24

		2,575,589	0.24
HEALTH CARE EQUIPMENT & SUPPLIES
Cardiovascular Systems Inc.[a,c]	77,432	2,461,563	0.23
Other securities[b]		38,801,949	3.70

		41,263,512	3.93
HEALTH CARE PROVIDERS & SERVICES
PharMerica Corp.[a]	85,475	2,391,591	0.23
Other securities[b]		17,161,004	1.63

		19,552,595	1.86
HEALTH CARE TECHNOLOGY
Omnicell Inc.[a]	100,295	2,870,443	0.27
Other securities[b]		3,760,492	0.36

		6,630,935	0.63
HOTELS, RESTAURANTS & LEISURE
Multimedia Games Holding Co. Inc.[a]	83,583	2,427,250	0.23
Red Robin Gourmet Burgers Inc.[a]	40,296	2,888,417	0.27
Other securities[b]		19,179,945	1.83

		24,495,612	2.33
HOUSEHOLD DURABLES
Other securities[b]		15,566,348	1.48

		15,566,348	1.48
HOUSEHOLD PRODUCTS
Other securities[b]		2,106,754	0.20

		2,106,754	0.20
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[b]		191,965	0.02

		191,965	0.02
INSURANCE
eHealth Inc.[a]	53,852	2,735,682	0.26
Other securities[b]		15,951,327	1.52

		18,687,009	1.78
INTERNET & CATALOG RETAIL
Other securities[b]		6,282,791	0.60

		6,282,791	0.60

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

INTERNET SOFTWARE & SERVICES
Envestnet Inc.[a,c]	66,578	$2,675,104	0.25%
Other securities[b]		25,022,514	2.39

		27,697,618	2.64
IT SERVICES
Other securities[b]		12,966,740	1.23

		12,966,740	1.23
LEISURE EQUIPMENT & PRODUCTS
Smith & Wesson Holding Corp.[a,c]	162,455	2,375,092	0.23
Other securities[b]		5,656,618	0.53

		8,031,710	0.76
LIFE SCIENCES TOOLS & SERVICES
Fluidigm Corp.[a,c]	75,350	3,320,674	0.32
Other securities[b]		10,080,977	0.96

		13,401,651	1.28
MACHINERY
Federal Signal Corp.[a]	178,692	2,662,511	0.25
Greenbrier Companies Inc. (The)[a,c]	71,752	3,271,891	0.31
Wabash National Corp.[a,c]	198,670	2,733,699	0.26
Other securities[b]		24,888,410	2.37

		33,556,511	3.19
MARINE
Other securities[b]		2,415,432	0.23

		2,415,432	0.23
MEDIA
MDC Partners Inc.	112,085	2,557,780	0.24
Other securities[b]		19,792,511	1.89

		22,350,291	2.13
METALS & MINING
Horsehead Holding Corp.[a,c]	146,629	2,466,300	0.23
Other securities[b]		5,841,885	0.56

		8,308,185	0.79
MULTILINE RETAIL
Other securities[b]		2,387,843	0.23

		2,387,843	0.23
OIL, GAS & CONSUMABLE FUELS
Penn Virginia Corp.[a]	161,625	2,826,821	0.27
Other securities[b]		31,432,922	2.99

		34,259,743	3.26

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
Neenah Paper Inc.	46,077	$2,383,103	0.23%
Other securities[b]		1,948,698	0.18

		4,331,801	0.41
PERSONAL PRODUCTS
Other securities[b]		4,927,143	0.47

		4,927,143	0.47
PHARMACEUTICALS
Depomed Inc.[a]	166,655	2,416,497	0.23
Other securities[b]		25,841,700	2.46

		28,258,197	2.69
PROFESSIONAL SERVICES
Other securities[b]		11,207,156	1.07

		11,207,156	1.07
REAL ESTATE INVESTMENT TRUSTS (REITS)
Altisource Residential Corp.	164,448	5,189,979	0.49
Other securities[b]		41,683,278	3.97

		46,873,257	4.46
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		1,524,757	0.14

		1,524,757	0.14
ROAD & RAIL
Arkansas Best Corp.	75,439	2,787,471	0.27
Other securities[b]		6,019,586	0.57

		8,807,057	0.84
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		33,110,378	3.15

		33,110,378	3.15
SOFTWARE
Proofpoint Inc.[a]	68,694	2,547,174	0.24
Other securities[b]		21,620,915	2.06

		24,168,089	2.30
SPECIALTY RETAIL
Other securities[b]		17,701,267	1.68

		17,701,267	1.68
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		4,713,675	0.45

		4,713,675	0.45
THRIFTS & MORTGAGE FINANCE
BofI Holding Inc.[a]	36,123	3,097,547	0.29

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[b]		$30,313,820	2.89%

		33,411,367	3.18
TOBACCO
Other securities[b]		756,791	0.07

		756,791	0.07
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		6,119,277	0.58

		6,119,277	0.58
WATER UTILITIES
Other securities[b]		6,015,424	0.57

		6,015,424	0.57
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		4,909,248	0.47

		4,909,248	0.47

TOTAL COMMON STOCKS
(Cost: $910,066,362)		1,048,919,319	99.82

INVESTMENT COMPANIES

CAPITAL MARKETS
Other securities[b]		897,816	0.08

		897,816	0.08

TOTAL INVESTMENT COMPANIES
(Cost: $881,160)		897,816	0.08

RIGHTS

COMMERCIAL BANKS
Other securities[b]		2,736	—

		2,736	—

MEDIA
Other securities[b]		—	—

		—	—

TOTAL RIGHTS
(Cost: $0)		2,736	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	164,481,054	164,481,054	15.65

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	8,569,560	$8,569,560	0.82%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00% [d,e]	762,927	762,927	0.07

		173,813,541	16.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,813,541)		173,813,541	16.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,084,761,063)		1,223,633,412	116.44
Other Assets, Less Liabilities		(172,803,060)	(16.44)

NET ASSETS		$1,050,830,352	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$124,290,619	1.25%

		124,290,619	1.25
AIR FREIGHT & LOGISTICS
Other securities[a]		26,733,355	0.27

		26,733,355	0.27
AIRLINES
Delta Air Lines Inc.	1,419,058	49,170,360	0.50
Other securities[a]		85,432,192	0.86

		134,602,552	1.36
AUTO COMPONENTS
Delphi Automotive PLC	518,049	35,154,805	0.35
Other securities[a]		76,435,171	0.78

		111,589,976	1.13
AUTOMOBILES
Other securities[a]		58,084,065	0.59

		58,084,065	0.59
BEVERAGES
Other securities[a]		134,373,719	1.36

		134,373,719	1.36
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	323,349	49,191,083	0.50
Other securities[a]		113,128,032	1.14

		162,319,115	1.64
BUILDING PRODUCTS
Other securities[a]		57,531,049	0.58

		57,531,049	0.58
CAPITAL MARKETS
Ameriprise Financial Inc.	315,826	34,762,968	0.35
T. Rowe Price Group Inc.	429,719	35,387,360	0.36
Other securities[a]		178,085,608	1.79

		248,235,936	2.50
CHEMICALS
Other securities[a]		248,422,764	2.51

		248,422,764	2.51
COMMERCIAL BANKS
Fifth Third Bancorp	1,449,277	33,260,907	0.34
SunTrust Banks Inc.	895,057	35,614,318	0.36

Security	Shares	Value	% of Net Assets

Other securities[a]		$244,164,657	2.46%

		313,039,882	3.16
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		104,447,304	1.05

		104,447,304	1.05
COMMUNICATIONS EQUIPMENT
Other securities[a]		101,612,896	1.03

		101,612,896	1.03
COMPUTERS & PERIPHERALS
SanDisk Corp.	374,302	30,389,579	0.31
Western Digital Corp.	350,064	32,142,876	0.32
Other securities[a]		51,619,845	0.52

		114,152,300	1.15
CONSTRUCTION & ENGINEERING
Other securities[a]		84,883,536	0.86

		84,883,536	0.86
CONSTRUCTION MATERIALS
Other securities[a]		31,393,258	0.32

		31,393,258	0.32
CONSUMER FINANCE
Other securities[a]		21,478,761	0.22

		21,478,761	0.22
CONTAINERS & PACKAGING
Other securities[a]		114,007,078	1.15

		114,007,078	1.15
DISTRIBUTORS
Other securities[a]		35,340,838	0.36

		35,340,838	0.36
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		36,581,320	0.37

		36,581,320	0.37
DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange Group Inc.	189,150	37,419,544	0.38
McGraw Hill Financial Inc.	454,181	34,654,010	0.35
Other securities[a]		69,123,211	0.69

		141,196,765	1.42
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		36,690,367	0.37

		36,690,367	0.37

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRIC UTILITIES
Edison International	539,870	$30,562,041	0.31%
PPL Corp.	1,046,720	34,688,301	0.35
Other securities[a]		150,724,521	1.52

		215,974,863	2.18
ELECTRICAL EQUIPMENT
Other securities[a]		97,355,639	0.98

		97,355,639	0.98
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		115,026,746	1.16

		115,026,746	1.16
ENERGY EQUIPMENT & SERVICES
Other securities[a]		178,701,351	1.80

		178,701,351	1.80
FOOD & STAPLES RETAILING
Kroger Co. (The)	861,734	37,614,689	0.38
Whole Foods Market Inc.	614,568	31,164,743	0.31
Other securities[a]		18,260,792	0.19

		87,040,224	0.88
FOOD PRODUCTS
Other securities[a]		231,174,276	2.33

		231,174,276	2.33
GAS UTILITIES
Other securities[a]		44,453,505	0.45

		44,453,505	0.45
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b]	2,235,457	30,223,379	0.30
St. Jude Medical Inc.	469,534	30,702,828	0.31
Other securities[a]		163,840,830	1.66

		224,767,037	2.27
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	566,392	39,636,112	0.40
Cigna Corp.	472,772	39,585,200	0.40
Other securities[a]		236,298,975	2.38

		315,520,287	3.18
HEALTH CARE TECHNOLOGY
Other securities[a]		33,604,217	0.34

		33,604,217	0.34

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
Wynn Resorts Ltd.	133,590	$29,677,018	0.30%
Other securities[a]		203,391,240	2.05

		233,068,258	2.35
HOUSEHOLD DURABLES
Other securities[a]		157,592,691	1.59

		157,592,691	1.59
HOUSEHOLD PRODUCTS
Other securities[a]		45,409,446	0.46

		45,409,446	0.46
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		44,390,164	0.45

		44,390,164	0.45
INDUSTRIAL CONGLOMERATES
Other securities[a]		8,376,797	0.08

		8,376,797	0.08
INSURANCE
Aon PLC	512,212	43,169,227	0.44
Other securities[a]		384,869,310	3.88

		428,038,537	4.32
INTERNET & CATALOG RETAIL
Other securities[a]		101,067,911	1.02

		101,067,911	1.02
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab	160,401	29,664,561	0.30
Other securities[a]		71,612,782	0.72

		101,277,343	1.02
IT SERVICES
Other securities[a]		267,675,624	2.70

		267,675,624	2.70
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		48,528,784	0.49

		48,528,784	0.49
LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	575,241	32,167,477	0.32
Illumina Inc.[b,c]	206,097	30,638,380	0.31
Other securities[a]		74,303,568	0.75

		137,109,425	1.38
MACHINERY
PACCAR Inc.	586,107	39,527,056	0.40
Parker Hannifin Corp.	247,310	29,605,480	0.30

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$340,192,682	3.43%

		409,325,218	4.13
MARINE
Other securities[a]		9,536,839	0.10

		9,536,839	0.10
MEDIA
Discovery Communications Inc. Series Ab	405,491	33,534,106	0.34
Omnicom Group Inc.	428,472	31,107,067	0.31
Other securities[a]		145,755,432	1.47

		210,396,605	2.12
METALS & MINING
Other securities[a]		121,897,540	1.23

		121,897,540	1.23
MULTI-UTILITIES
Public Service Enterprise Group Inc.	838,389	31,976,157	0.32
Sempra Energy	403,601	39,052,433	0.39
Other securities[a]		182,257,790	1.85

		253,286,380	2.56
MULTILINE RETAIL
Dollar General Corp.[b]	542,189	30,080,646	0.30
Macy’s Inc.	635,782	37,695,515	0.38
Other securities[a]		76,394,697	0.77

		144,170,858	1.45
OIL, GAS & CONSUMABLE FUELS
Noble Energy Inc.	594,239	42,214,739	0.43
Pioneer Natural Resources Co.	226,307	42,351,092	0.43
Other securities[a]		402,615,414	4.06

		487,181,245	4.92
PAPER & FOREST PRODUCTS
International Paper Co.	737,108	33,818,515	0.34
Other securities[a]		6,154,930	0.06

		39,973,445	0.40
PERSONAL PRODUCTS
Other securities[a]		28,052,518	0.28

		28,052,518	0.28
PHARMACEUTICALS
Actavis PLC[b]	287,400	59,161,290	0.60
Forest Laboratories Inc.[b]	441,865	40,770,884	0.41

Security	Shares	Value	% of Net Assets

Mylan Inc.[b]	631,464	$30,834,387	0.31%
Perrigo Co. PLC	208,884	32,306,000	0.33
Other securities[a]		73,561,065	0.74

		236,633,626	2.39
PROFESSIONAL SERVICES
Other securities[a]		96,314,299	0.97

		96,314,299	0.97
REAL ESTATE INVESTMENT TRUSTS (REITS)
Crown Castle International Corp.	553,548	40,840,771	0.41
Prologis Inc.	825,551	33,707,247	0.34
Ventas Inc.	485,778	29,423,573	0.30
Vornado Realty Trust	309,752	30,529,157	0.31
Other securities[a]		602,453,584	6.08

		736,954,332	7.44
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		46,219,008	0.47

		46,219,008	0.47
ROAD & RAIL
Other securities[a]		85,309,548	0.86

		85,309,548	0.86
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,991,021	40,656,649	0.41
Micron Technology Inc.[b]	1,706,855	40,384,189	0.41
Other securities[a]		281,457,223	2.84

		362,498,061	3.66
SOFTWARE
Intuit Inc.	491,997	38,242,927	0.39
Other securities[a]		252,305,361	2.54

		290,548,288	2.93
SPECIALTY RETAIL
AutoZone Inc.[b]	55,271	29,686,054	0.30
Other securities[a]		349,131,524	3.52

		378,817,578	3.82
TEXTILES, APPAREL & LUXURY GOODS
Michael Kors Holdings Ltd.[b]	333,887	31,141,640	0.31
VF Corp.	580,342	35,911,563	0.36
Other securities[a]		105,224,801	1.07

		172,278,004	1.74

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$41,537,722	0.42%

		41,537,722	0.42
TOBACCO
Lorillard Inc.	625,937	33,850,673	0.34

		33,850,673	0.34
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		92,656,060	0.93

		92,656,060	0.93
WATER UTILITIES
Other securities[a]		20,681,995	0.21

		20,681,995	0.21
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		34,609,221	0.35

		34,609,221	0.35

TOTAL COMMON STOCKS
(Cost: $7,061,077,892)		9,889,889,643	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	567,379,617	567,379,617	5.73
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	29,560,812	29,560,812	0.30
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,377,996	10,377,996	0.10

		607,318,425	6.13

TOTAL SHORT-TERM INVESTMENTS
(Cost: $607,318,425)		607,318,425	6.13

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,668,396,317)		10,497,208,068	105.93
Other Assets, Less Liabilities		(587,564,069)	(5.93)

NET ASSETS		$9,909,643,999	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$58,866,211	1.21%

		58,866,211	1.21
AIR FREIGHT & LOGISTICS
Other securities[a]		25,007,239	0.51

		25,007,239	0.51
AIRLINES
United Continental Holdings Inc.[b]	551,669	24,620,987	0.51
Other securities[a]		47,376,270	0.97

		71,997,257	1.48
AUTO COMPONENTS
Delphi Automotive PLC	484,609	32,885,567	0.68
Other securities[a]		44,233,881	0.91

		77,119,448	1.59
AUTOMOBILES
Harley-Davidson Inc.	347,427	23,142,112	0.48
Tesla Motors Inc.[b,c]	129,608	27,016,788	0.56
Other securities[a]		4,171,375	0.08

		54,330,275	1.12
BEVERAGES
Other securities[a]		90,981,383	1.87

		90,981,383	1.87
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	302,478	46,015,978	0.95
Vertex Pharmaceuticals Inc.[b]	360,867	25,520,514	0.52
Other securities[a]		80,324,061	1.65

		151,860,553	3.12
BUILDING PRODUCTS
Other securities[a]		39,022,704	0.80

		39,022,704	0.80
CAPITAL MARKETS
T. Rowe Price Group Inc.	401,981	33,103,135	0.68
Other securities[a]		67,270,095	1.38

		100,373,230	2.06
CHEMICALS
Sherwin-Williams Co. (The)	137,291	27,064,175	0.56

Security	Shares	Value	% of Net Assets

Other securities[a]		$140,351,433	2.88%

		167,415,608	3.44
COMMERCIAL BANKS
Other securities[a]		887,042	0.02

		887,042	0.02
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		54,352,869	1.12

		54,352,869	1.12
COMMUNICATIONS EQUIPMENT
Other securities[a]		51,576,200	1.06

		51,576,200	1.06
COMPUTERS & PERIPHERALS
Other securities[a]		54,189,784	1.11

		54,189,784	1.11
CONSTRUCTION & ENGINEERING
Other securities[a]		28,337,920	0.58

		28,337,920	0.58
CONSTRUCTION MATERIALS
Other securities[a]		15,966,817	0.33

		15,966,817	0.33
CONSUMER FINANCE
Other securities[a]		2,238,694	0.05

		2,238,694	0.05
CONTAINERS & PACKAGING
Other securities[a]		68,565,930	1.41

		68,565,930	1.41
DISTRIBUTORS
Other securities[a]		31,911,962	0.66

		31,911,962	0.66
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		18,295,718	0.38

		18,295,718	0.38
DIVERSIFIED FINANCIAL SERVICES
Moody’s Corp.	301,428	23,909,269	0.49
Other securities[a]		50,361,112	1.04

		74,270,381	1.53
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		17,410,389	0.36

		17,410,389	0.36

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRIC UTILITIES
Other securities[a]		$9,093,119	0.19%

		9,093,119	0.19
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	216,478	26,962,335	0.55
Other securities[a]		54,178,557	1.12

		81,140,892	1.67
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	247,732	22,704,638	0.47
Other securities[a]		33,992,751	0.70

		56,697,389	1.17
ENERGY EQUIPMENT & SERVICES
Other securities[a]		80,886,867	1.66

		80,886,867	1.66
FOOD & STAPLES RETAILING
Kroger Co. (The)	806,109	35,186,658	0.72
Whole Foods Market Inc.	574,897	29,153,027	0.60
Other securities[a]		4,015,133	0.09

		68,354,818	1.41
FOOD PRODUCTS
Hershey Co. (The)	232,494	24,272,373	0.50
Keurig Green Mountain Inc.	231,253	24,418,004	0.50
Mead Johnson Nutrition Co. Class A	313,845	26,093,073	0.54
Other securities[a]		74,432,129	1.53

		149,215,579	3.07
GAS UTILITIES
Other securities[a]		3,522,899	0.07

		3,522,899	0.07
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		104,065,427	2.14

		104,065,427	2.14
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	357,918	23,475,842	0.48
Other securities[a]		102,941,616	2.12

		126,417,458	2.60

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Cerner Corp.[b,c]	459,667	$25,856,269	0.53%
Other securities[a]		397,456	0.01

		26,253,725	0.54
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b]	47,914	27,217,548	0.56
Wynn Resorts Ltd.	124,968	27,761,641	0.57
Other securities[a]		101,306,191	2.08

		156,285,380	3.21
HOUSEHOLD DURABLES
Other securities[a]		51,945,699	1.07

		51,945,699	1.07
HOUSEHOLD PRODUCTS
Other securities[a]		29,811,996	0.61

		29,811,996	0.61
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		1,368,079	0.03

		1,368,079	0.03
INDUSTRIAL CONGLOMERATES
Other securities[a]		394,002	0.01

		394,002	0.01
INSURANCE
Aon PLC	369,429	31,135,476	0.64
Other securities[a]		42,268,237	0.87

		73,403,713	1.51
INTERNET & CATALOG RETAIL
Netflix Inc.[b]	77,865	27,410,816	0.56
Other securities[a]		46,220,142	0.95

		73,630,958	1.51
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab	150,048	27,749,877	0.57
Other securities[a]		61,703,475	1.27

		89,453,352	1.84
IT SERVICES
Fiserv Inc.[b]	412,821	23,402,822	0.48
Other securities[a]		136,248,233	2.80

		159,651,055	3.28
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		43,924,229	0.90

		43,924,229	0.90

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b,c]	192,792	$28,660,459	0.59%
Other securities[a]		47,097,207	0.97

		75,757,666	1.56
MACHINERY
Other securities[a]		178,115,442	3.66

		178,115,442	3.66
MARINE
Other securities[a]		5,267,329	0.11

		5,267,329	0.11
MEDIA
Discovery Communications Inc. Series Ab	379,314	31,369,268	0.65
Omnicom Group Inc.	400,813	29,099,024	0.60
Other securities[a]		91,298,262	1.87

		151,766,554	3.12
METALS & MINING
Other securities[a]		6,198,122	0.13

		6,198,122	0.13
MULTILINE RETAIL
Dollar General Corp.[b]	507,188	28,138,790	0.58
Macy’s Inc.	460,932	27,328,658	0.56
Other securities[a]		43,038,735	0.89

		98,506,183	2.03
OIL, GAS & CONSUMABLE FUELS
Pioneer Natural Resources Co.	156,235	29,237,818	0.60
Southwestern Energy Co.[b]	544,875	25,069,699	0.52
Other securities[a]		173,152,560	3.56

		227,460,077	4.68
PAPER & FOREST PRODUCTS
International Paper Co.	593,000	27,206,840	0.56

		27,206,840	0.56
PERSONAL PRODUCTS
Other securities[a]		25,794,454	0.53

		25,794,454	0.53
PHARMACEUTICALS
Actavis PLC[b]	268,851	55,342,978	1.14
Mylan Inc.[b]	590,702	28,843,979	0.59
Perrigo Co. PLC	195,401	30,220,719	0.62

Security	Shares	Value	% of Net Assets

Zoetis Inc.	774,963	$22,427,429	0.46%
Other securities[a]		35,290,550	0.73

		172,125,655	3.54
PROFESSIONAL SERVICES
Other securities[a]		55,774,554	1.15

		55,774,554	1.15
REAL ESTATE INVESTMENT TRUSTS (REITS)
Crown Castle International Corp.	517,816	38,204,464	0.79
Weyerhaeuser Co.	902,548	26,489,784	0.54
Other securities[a]		88,163,081	1.81

		152,857,329	3.14
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,205,129	0.39

		19,205,129	0.39
ROAD & RAIL
Other securities[a]		66,214,625	1.36

		66,214,625	1.36
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,231,139	25,139,858	0.52
Avago Technologies Ltd.	349,414	22,505,756	0.46
Other securities[a]		130,089,039	2.68

		177,734,653	3.66
SOFTWARE
Intuit Inc.	460,239	35,774,377	0.74
Other securities[a]		166,295,723	3.42

		202,070,100	4.16
SPECIALTY RETAIL
AutoZone Inc.[b]	51,678	27,756,254	0.57
Bed Bath & Beyond Inc.[b]	338,821	23,310,885	0.48
O’Reilly Automotive Inc.[b]	171,234	25,409,413	0.52
Ross Stores Inc.	340,709	24,377,729	0.50
Other securities[a]		183,851,050	3.79

		284,705,331	5.86
TEXTILES, APPAREL & LUXURY GOODS
Michael Kors Holdings Ltd.[b]	312,332	29,131,205	0.60
VF Corp.	542,880	33,593,414	0.69
Other securities[a]		94,228,674	1.94

		156,953,293	3.23

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$7,367,312	0.15%

		7,367,312	0.15
TOBACCO
Lorillard Inc.	585,529	31,665,408	0.65

		31,665,408	0.65
TRADING COMPANIES & DISTRIBUTORS
Fastenal Co.	459,845	22,679,556	0.47
W.W. Grainger Inc.	91,408	23,095,145	0.47
Other securities[a]		23,265,216	0.48

		69,039,917	1.42
WATER UTILITIES
Other securities[a]		6,002,209	0.12

		6,002,209	0.12
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		17,990,524	0.37

		17,990,524	0.37

TOTAL COMMON STOCKS
(Cost: $3,551,885,857)		4,856,272,956	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	311,794,021	311,794,021	6.41
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	16,244,652	16,244,652	0.33
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,314,815	4,314,815	0.09

		332,353,488	6.83

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,353,488)		332,353,488	6.83

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,884,239,345)		5,188,626,444	106.71
Other Assets, Less Liabilities		(326,354,381)	(6.71)

NET ASSETS		$4,862,272,063	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$74,589,129	1.30%

		74,589,129	1.30
AIRLINES
Delta Air Lines Inc.	935,004	32,397,889	0.57
Southwest Airlines Co.	1,294,955	30,573,887	0.53
Other securities[a]		7,121,955	0.13

		70,093,731	1.23
AUTO COMPONENTS
Other securities[a]		35,417,020	0.62

		35,417,020	0.62
BEVERAGES
Beam Inc.	324,133	27,000,279	0.47
Other securities[a]		18,124,877	0.32

		45,125,156	0.79
BUILDING PRODUCTS
Other securities[a]		19,185,146	0.34

		19,185,146	0.34
CAPITAL MARKETS
Ameriprise Financial Inc.	261,397	28,771,968	0.50
Invesco Ltd.	895,640	33,138,680	0.58
Northern Trust Corp.	481,911	31,594,085	0.55
Other securities[a]		77,668,561	1.36

		171,173,294	2.99
CHEMICALS
CF Industries Holdings Inc.	111,703	29,114,270	0.51
Other securities[a]		55,266,186	0.96

		84,380,456	1.47
COMMERCIAL BANKS
Fifth Third Bancorp	1,761,665	40,430,212	0.71
KeyCorp	1,854,530	26,408,507	0.46
M&T Bank Corp.[b]	259,868	31,521,988	0.55
Regions Financial Corp.	2,847,055	31,630,781	0.55
SunTrust Banks Inc.	1,087,979	43,290,684	0.76
Other securities[a]		205,973,660	3.60

		379,255,832	6.63
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		56,282,854	0.98

		56,282,854	0.98

Security	Shares	Value	% of Net Assets

COMMUNICATIONS EQUIPMENT
Other securities[a]		$56,295,173	0.98%

		56,295,173	0.98
COMPUTERS & PERIPHERALS
Western Digital Corp.	425,520	39,071,246	0.68
Other securities[a]		29,139,404	0.51

		68,210,650	1.19
CONSTRUCTION & ENGINEERING
Other securities[a]		66,299,383	1.16

		66,299,383	1.16
CONSTRUCTION MATERIALS
Other securities[a]		17,406,777	0.30

		17,406,777	0.30
CONSUMER FINANCE
Other securities[a]		23,047,978	0.40

		23,047,978	0.40
CONTAINERS & PACKAGING
Other securities[a]		49,466,180	0.86

		49,466,180	0.86
DISTRIBUTORS
Other securities[a]		1,496,860	0.03

		1,496,860	0.03
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		20,664,052	0.36

		20,664,052	0.36
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		75,099,241	1.31

		75,099,241	1.31
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		21,830,868	0.38

		21,830,868	0.38
ELECTRIC UTILITIES
Edison International	656,240	37,149,746	0.65
FirstEnergy Corp.	842,496	28,670,139	0.50
Northeast Utilities	633,810	28,838,355	0.50
PPL Corp.	1,272,331	42,165,049	0.74
Xcel Energy Inc.	1,001,642	30,409,851	0.53
Other securities[a]		83,458,971	1.46

		250,692,111	4.38
ELECTRICAL EQUIPMENT
Other securities[a]		12,845,007	0.22

		12,845,007	0.22

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$65,985,814	1.15%

		65,985,814	1.15
ENERGY EQUIPMENT & SERVICES
Other securities[a]		112,045,313	1.96

		112,045,313	1.96
FOOD & STAPLES RETAILING
Other securities[a]		16,984,590	0.30

		16,984,590	0.30
FOOD PRODUCTS
Other securities[a]		87,121,733	1.52

		87,121,733	1.52
GAS UTILITIES
Other securities[a]		49,407,240	0.86

		49,407,240	0.86
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[c]	2,717,308	36,738,004	0.64
Zimmer Holdings Inc.	320,167	30,281,395	0.53
Other securities[a]		70,930,897	1.24

		137,950,296	2.41
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	688,469	48,179,061	0.84
Cigna Corp.	541,347	45,326,984	0.79
HCA Holdings Inc.[c]	499,796	26,239,290	0.46
Humana Inc.	317,237	35,758,955	0.62
Other securities[a]		63,802,694	1.12

		219,306,984	3.83
HEALTH CARE TECHNOLOGY
Other securities[a]		6,758,239	0.12

		6,758,239	0.12
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		79,859,851	1.40

		79,859,851	1.40
HOUSEHOLD DURABLES
Other securities[a]		124,021,173	2.17

		124,021,173	2.17
HOUSEHOLD PRODUCTS
Other securities[a]		16,457,894	0.29

		16,457,894	0.29

Security	Shares	Value	% of Net Assets

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		$52,195,389	0.91%

		52,195,389	0.91
INDUSTRIAL CONGLOMERATES
Other securities[a]		9,638,461	0.17

		9,638,461	0.17
INSURANCE
Hartford Financial Services Group Inc. (The)	918,294	32,388,229	0.57
Lincoln National Corp.	540,845	27,404,616	0.48
Principal Financial Group Inc.	591,132	27,186,161	0.48
Other securities[a]		337,637,185	5.89

		424,616,191	7.42
INTERNET & CATALOG RETAIL
Liberty Interactive Corp. Series Ac	921,671	26,608,642	0.46
Other securities[a]		547,322	0.01

		27,155,964	0.47
INTERNET SOFTWARE & SERVICES
Other securities[a]		6,821,379	0.12

		6,821,379	0.12
IT SERVICES
Fidelity National Information Services Inc.	532,031	28,437,057	0.50
Xerox Corp.	2,473,721	27,953,047	0.49
Other securities[a]		61,295,680	1.07

		117,685,784	2.06
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		1,918,167	0.03

		1,918,167	0.03
LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	617,437	34,527,077	0.60
Other securities[a]		33,579,476	0.59

		68,106,553	1.19
MACHINERY
PACCAR Inc.	620,539	41,849,150	0.73
Parker Hannifin Corp.	300,618	35,986,981	0.63
Pentair Ltd. Registered	411,529	32,650,711	0.57

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$155,384,379	2.72%

		265,871,221	4.65
MARINE
Other securities[a]		4,750,346	0.08

		4,750,346	0.08
MEDIA
Other securities[a]		58,463,556	1.02

		58,463,556	1.02
METALS & MINING
Alcoa Inc.	2,154,444	27,727,694	0.48
Nucor Corp.	640,108	32,351,058	0.57
Other securities[a]		79,988,991	1.40

		140,067,743	2.45
MULTI-UTILITIES
Consolidated Edison Inc.	589,987	31,652,803	0.55
Public Service Enterprise Group Inc.	1,019,103	38,868,588	0.68
Sempra Energy	490,592	47,469,682	0.83
Other securities[a]		189,878,582	3.32

		307,869,655	5.38
MULTILINE RETAIL
Other securities[a]		47,386,266	0.83

		47,386,266	0.83
OIL, GAS & CONSUMABLE FUELS
Chesapeake Energy Corp.	1,167,139	29,902,101	0.52
Noble Energy Inc.	630,590	44,797,114	0.78
Other securities[a]		221,672,808	3.88

		296,372,023	5.18
PAPER & FOREST PRODUCTS
Other securities[a]		13,212,253	0.23

		13,212,253	0.23
PERSONAL PRODUCTS
Other securities[a]		583,141	0.01

		583,141	0.01
PHARMACEUTICALS
Forest Laboratories Inc.[c]	537,101	49,558,309	0.87
Other securities[a]		14,407,700	0.25

		63,966,009	1.12
PROFESSIONAL SERVICES
Other securities[a]		44,608,736	0.78

		44,608,736	0.78

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	260,599	$34,221,861	0.60%
Boston Properties Inc.	276,624	31,681,747	0.55
HCP Inc.	915,418	35,509,064	0.62
Health Care REIT Inc.	573,143	34,159,323	0.60
Host Hotels & Resorts Inc.	1,500,185	30,363,744	0.53
Prologis Inc.	1,003,495	40,972,701	0.72
Vornado Realty Trust	303,514	29,914,340	0.52
Other securities[a]		459,954,514	8.04

		696,777,294	12.18
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		31,498,133	0.55

		31,498,133	0.55
ROAD & RAIL
Other securities[a]		17,645,122	0.31

		17,645,122	0.31
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Micron Technology Inc.[c]	2,074,755	49,088,703	0.86
Other securities[a]		160,590,518	2.80

		209,679,221	3.66
SOFTWARE
Other securities[a]		90,128,713	1.58

		90,128,713	1.58
SPECIALTY RETAIL
Other securities[a]		90,314,069	1.58

		90,314,069	1.58
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		5,423,765	0.10

		5,423,765	0.10
THRIFTS & MORTGAGE FINANCE
Other securities[a]		40,864,771	0.71

		40,864,771	0.71
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		22,829,068	0.40

		22,829,068	0.40
WATER UTILITIES
Other securities[a]		17,361,773	0.30

		17,361,773	0.30

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value	% of Net Assets

WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$18,695,594	0.33%

		18,695,594	0.33

TOTAL COMMON STOCKS
(Cost: $4,556,347,440)		5,707,262,385	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	273,711,950	273,711,950	4.78
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	14,260,554	14,260,554	0.25
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	7,024,868	7,024,868	0.12

		294,997,372	5.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,997,372)		294,997,372	5.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,851,344,812)		6,002,259,757	104.88
Other Assets, Less Liabilities		(279,320,115)	(4.88)

NET ASSETS		$5,722,939,642	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares Russell 3000 ETF	iShares Russell 3000 Growth ETF	iShares Russell 3000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,408,744,601	$366,793,154	$538,290,358
Affiliated (Note 2)	199,223,029	14,426,071	15,179,772

Total cost of investments	$4,607,967,630	$381,219,225	$553,470,130

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,530,043,769	$471,358,069	$582,488,021
Affiliated (Note 2)	205,565,349	14,636,893	15,898,272

Total fair value of investments	5,735,609,118	485,994,962	598,386,293
Cash	768	—	177
Receivables:
Investment securities sold	9,418,131	1,209,700	665,459
Dividends and interest	6,383,040	519,273	804,597
Capital shares sold	20,338	—	—

Total Assets	5,751,431,395	487,723,935	599,856,526

LIABILITIES
Payables:
Investment securities purchased	11,482,702	1,178,700	861,028
Collateral for securities on loan (Note 1)	177,317,316	13,790,526	11,159,801
Securities related to in-kind transactions (Note 4)	—	10,943	—
Investment advisory fees (Note 2)	938,190	119,868	123,410

Total Liabilities	189,738,208	15,100,037	12,144,239

NET ASSETS	$5,561,693,187	$472,623,898	$587,712,287

Net assets consist of:
Paid-in capital	$4,774,275,903	$472,364,122	$616,163,125
Distributions in excess of net investment income	(184,876)	(4,701)	(27,462)
Accumulated net realized loss	(340,039,330)	(104,511,260)	(73,339,539)
Net unrealized appreciation	1,127,641,490	104,775,737	44,916,163

NET ASSETS	$5,561,693,187	$472,623,898	$587,712,287

Shares outstanding[b]	49,500,000	6,650,000	4,650,000

Net asset value per share	$112.36	$71.07	$126.39

[a]	Securities on loan with values of $174,819,162, $13,633,825 and $10,978,586, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares Micro-Cap ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$910,947,522	$7,061,077,892	$3,551,885,857
Affiliated (Note 2)	173,813,541	607,318,425	332,353,488

Total cost of investments	$1,084,761,063	$7,668,396,317	$3,884,239,345

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,049,819,871	$9,889,889,643	$4,856,272,956
Affiliated (Note 2)	173,813,541	607,318,425	332,353,488

Total fair value of investments	1,223,633,412	10,497,208,068	5,188,626,444
Receivables:
Investment securities sold	8,792,562	17,741,171	7,260,590
Dividends and interest	1,241,818	10,947,729	2,681,954

Total Assets	1,233,667,792	10,525,896,968	5,198,568,988

LIABILITIES
Payables:
Investment securities purchased	9,245,832	17,642,609	7,187,874
Collateral for securities on loan (Note 1)	173,050,614	596,940,429	328,038,673
Capital shares redeemed	—	—	30,622
Investment advisory fees (Note 2)	540,994	1,669,931	1,039,756

Total Liabilities	182,837,440	616,252,969	336,296,925

NET ASSETS	$1,050,830,352	$9,909,643,999	$4,862,272,063

Net assets consist of:
Paid-in capital	$986,569,392	$7,534,515,136	$4,265,856,149
Distributions in excess of net investment income	(18,100)	(503,098)	(52,413)
Accumulated net realized loss	(74,593,289)	(453,179,790)	(707,918,772)
Net unrealized appreciation	138,872,349	2,828,811,751	1,304,387,099

NET ASSETS	$1,050,830,352	$9,909,643,999	$4,862,272,063

Shares outstanding[b]	13,600,000	64,050,000	56,650,000

Net asset value per share	$77.27	$154.72	$85.83

[a]	Securities on loan with values of $170,141,177, $591,023,941 and $324,973,177, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,556,347,440
Affiliated (Note 2)	294,997,372

Total cost of investments	$4,851,344,812

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,707,262,385
Affiliated (Note 2)	294,997,372

Total fair value of investments	6,002,259,757
Receivables:
Investment securities sold	12,064,940
Dividends and interest	9,841,893

Total Assets	6,024,166,590

LIABILITIES
Payables:
Investment securities purchased	11,978,009
Collateral for securities on loan (Note 1)	287,972,504
Capital shares redeemed	74,734
Investment advisory fees (Note 2)	1,201,701

Total Liabilities	301,226,948

NET ASSETS	$5,722,939,642

Net assets consist of:
Paid-in capital	$4,974,206,061
Distributions in excess of net investment income	(607,578)
Accumulated net realized loss	(401,573,786)
Net unrealized appreciation	1,150,914,945

NET ASSETS	$5,722,939,642

Shares outstanding[b]	83,250,000

Net asset value per share	$68.74

[a]	Securities on loan with a value of $283,536,781. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares Russell 3000 ETF	iShares Russell 3000 Growth ETF	iShares Russell 3000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$93,376,121	$7,000,610	$12,024,126
Dividends — affiliated (Note 2)	510,101	16,987	87,810
Interest — affiliated (Note 2)	1,092	98	112
Securities lending income — affiliated (Note 2)	1,224,798	144,158	68,054

Total investment income	95,112,112	7,161,853	12,180,102

EXPENSES
Investment advisory fees (Note 2)	9,639,818	1,112,588	1,297,660

Total expenses	9,639,818	1,112,588	1,297,660

Net investment income	85,472,294	6,049,265	10,882,442

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(34,997,649)	1,350,931	6,410,303
Investments — affiliated (Note 2)	(8,515)	65,615	(168)
In-kind redemptions — unaffiliated	98,191,948	50,896,293	37,190,030
In-kind redemptions — affiliated (Note 2)	307,673	73,804	241,783
Foreign currency transactions	(45)	—	(11)

Net realized gain	63,493,412	52,386,643	43,841,937

Net change in unrealized appreciation/depreciation	813,181,646	31,254,430	44,027,072

Net realized and unrealized gain	876,675,058	83,641,073	87,869,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$962,147,352	$89,690,338	$98,751,451

[a]	Net of foreign withholding tax of $34,951, $565 and $6,857, respectively.

See notes to financial statements.

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares Micro-Cap ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,548,996	$136,713,578	$45,955,478
Interest — affiliated (Note 2)	180	1,750	612
Securities lending income — affiliated (Note 2)	3,075,876	2,878,408	1,710,040

Total investment income	12,625,052	139,593,736	47,666,130

EXPENSES
Investment advisory fees (Note 2)	4,649,210	17,079,578	10,582,391

Total expenses	4,649,210	17,079,578	10,582,391

Net investment income	7,975,842	122,514,158	37,083,739

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	26,498,640	21,236,512	90,736,983
In-kind redemptions — unaffiliated	36,796,335	126,604,202	163,202,756

Net realized gain	63,294,975	147,840,714	253,939,739

Net change in unrealized appreciation/depreciation	141,768,254	1,514,490,696	605,467,468

Net realized and unrealized gain	205,063,229	1,662,331,410	859,407,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$213,039,071	$1,784,845,568	$896,490,946

[a]	Net of foreign withholding tax of $12,015, $48,293 and $12,715, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$111,005,916
Interest — affiliated (Note 2)	1,091
Securities lending income — affiliated (Note 2)	1,338,406

Total investment income	112,345,413

EXPENSES
Investment advisory fees (Note 2)	13,006,133

Total expenses	13,006,133

Net investment income	99,339,280

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	161,937,040
In-kind redemptions — unaffiliated	232,302,350

Net realized gain	394,239,390

Net change in unrealized appreciation/depreciation	569,640,060

Net realized and unrealized gain	963,879,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,063,218,730

[a]	Net of foreign withholding tax of $43,319.

See notes to financial statements.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 ETF		iShares Russell 3000 Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$85,472,294	$74,905,398	$6,049,265	$5,850,488
Net realized gain	63,493,412	179,176,248	52,386,643	3,204,610
Net change in unrealized appreciation/depreciation	813,181,646	269,923,509	31,254,430	28,025,675

Net increase in net assets resulting from operations	962,147,352	524,005,155	89,690,338	37,080,773

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(86,079,710)	(75,443,940)	(6,107,775)	(5,934,281)

Total distributions to shareholders	(86,079,710)	(75,443,940)	(6,107,775)	(5,934,281)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	829,119,012	1,111,899,252	122,773,795	61,529,048
Cost of shares redeemed	(283,053,093)	(860,032,185)	(122,269,563)	(49,004,148)

Net increase in net assets from capital share transactions	546,065,919	251,867,067	504,232	12,524,900

INCREASE IN NET ASSETS	1,422,133,561	700,428,282	84,086,795	43,671,392

NET ASSETS
Beginning of year	4,139,559,626	3,439,131,344	388,537,103	344,865,711

End of year	$5,561,693,187	$4,139,559,626	$472,623,898	$388,537,103

Distributions in excess of net investment income included in net assets at end of year	$(184,876)	$(102,049)	$(4,701)	$(374)

SHARES ISSUED AND REDEEMED
Shares sold	8,000,000	13,150,000	1,750,000	1,150,000
Shares redeemed	(2,800,000)	(10,100,000)	(1,750,000)	(900,000)

Net increase in shares outstanding	5,200,000	3,050,000	—	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value ETF		iShares Micro-Cap ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,882,442	$7,921,868	$7,975,842	$7,350,930
Net realized gain	43,841,937	13,938,157	63,294,975	11,737,501
Net change in unrealized appreciation/depreciation	44,027,072	39,547,616	141,768,254	51,610,895

Net increase in net assets resulting from operations	98,751,451	61,407,641	213,039,071	70,699,326

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,964,231)	(7,961,532)	(9,233,200)	(8,961,396)

Total distributions to shareholders	(10,964,231)	(7,961,532)	(9,233,200)	(8,961,396)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	238,953,239	137,312,076	417,667,632	133,534,250
Cost of shares redeemed	(143,214,403)	(94,368,500)	(110,923,170)	(140,285,162)

Net increase (decrease) in net assets from capital share transactions	95,738,836	42,943,576	306,744,462	(6,750,912)

INCREASE IN NET ASSETS	183,526,056	96,389,685	510,550,333	54,987,018

NET ASSETS
Beginning of year	404,186,231	307,796,546	540,280,019	485,293,001

End of year	$587,712,287	$404,186,231	$1,050,830,352	$540,280,019

Distributions in excess of net investment income included in net assets at end of year	$(27,462)	$(26,004)	$(18,100)	$(905,643)

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	1,450,000	6,000,000	2,550,000
Shares redeemed	(1,200,000)	(1,000,000)	(1,600,000)	(2,800,000)

Net increase (decrease) in shares outstanding	850,000	450,000	4,400,000	(250,000)

See notes to financial statements.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$122,514,158	$113,992,038	$37,083,739	$41,524,544
Net realized gain	147,840,714	393,831,728	253,939,739	62,015,357
Net change in unrealized appreciation/depreciation	1,514,490,696	540,737,097	605,467,468	286,082,017

Net increase in net assets resulting from operations	1,784,845,568	1,048,560,863	896,490,946	389,621,918

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(128,401,009)	(118,421,890)	(41,015,336)	(43,971,157)

Total distributions to shareholders	(128,401,009)	(118,421,890)	(41,015,336)	(43,971,157)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,233,214,349	1,141,012,625	834,003,747	699,047,751
Cost of shares redeemed	(277,127,844)	(1,557,677,703)	(419,605,154)	(884,281,194)

Net increase (decrease) in net assets from capital share transactions	956,086,505	(416,665,078)	414,398,593	(185,233,443)

INCREASE IN NET ASSETS	2,612,531,064	513,473,895	1,269,874,203	160,417,318

NET ASSETS
Beginning of year	7,297,112,935	6,783,639,040	3,592,397,860	3,431,980,542

End of year	$9,909,643,999	$7,297,112,935	$4,862,272,063	$3,592,397,860

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(503,098)	$(12,827)	$(52,413)	$4,749

SHARES ISSUED AND REDEEMED
Shares sold	8,800,000	10,050,000	10,650,000	11,400,000
Shares redeemed	(2,050,000)	(14,000,000)	(5,400,000)	(14,550,000)

Net increase (decrease) in shares outstanding	6,750,000	(3,950,000)	5,250,000	(3,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$99,339,280	$76,305,623
Net realized gain	394,239,390	106,194,093
Net change in unrealized appreciation/depreciation	569,640,060	577,822,794

Net increase in net assets resulting from operations	1,063,218,730	760,322,510

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(101,880,931)	(78,246,400)

Total distributions to shareholders	(101,880,931)	(78,246,400)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	852,427,191	1,701,813,070
Cost of shares redeemed	(776,731,125)	(920,747,912)

Net increase in net assets from capital share transactions	75,696,066	781,065,158

INCREASE IN NET ASSETS	1,037,033,865	1,463,141,268

NET ASSETS
Beginning of year	4,685,905,777	3,222,764,509

End of year	$5,722,939,642	$4,685,905,777

Distributions in excess of net investment income included in net assets at end of year	$(607,578)	$(10,431)

SHARES ISSUED AND REDEEMED
Shares sold	14,050,000	34,200,000
Shares redeemed	(12,800,000)	(19,150,000)

Net increase in shares outstanding	1,250,000	15,050,000

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$93.44	$83.37	$79.35	$68.90	$46.12

Income from investment operations:
Net investment income[a]	1.83	1.74	1.38	1.21	1.12
Net realized and unrealized gain[b]	18.91	10.06	4.02	10.48	22.78

Total from investment operations	20.74	11.80	5.40	11.69	23.90

Less distributions from:
Net investment income	(1.82)	(1.73)	(1.38)	(1.24)	(1.12)

Total distributions	(1.82)	(1.73)	(1.38)	(1.24)	(1.12)

Net asset value, end of year	$112.36	$93.44	$83.37	$79.35	$68.90

Total return	22.35%	14.37%	7.00%	17.24%	52.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,561,693	$4,139,560	$3,439,131	$3,455,606	$3,055,769
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.77%	2.06%	1.82%	1.73%	1.87%
Portfolio turnover rate[c]	5%	5%	6%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$58.43	$53.89	$49.68	$42.31	$28.58

Income from investment operations:
Net investment income[a]	0.89	0.88	0.62	0.55	0.51
Net realized and unrealized gain[b]	12.62	4.54	4.22	7.39	13.75

Total from investment operations	13.51	5.42	4.84	7.94	14.26

Less distributions from:
Net investment income	(0.87)	(0.88)	(0.63)	(0.57)	(0.53)
Return of capital	—	—	—	(0.00)[c]	—

Total distributions	(0.87)	(0.88)	(0.63)	(0.57)	(0.53)

Net asset value, end of year	$71.07	$58.43	$53.89	$49.68	$42.31

Total return	23.24%	10.19%	9.90%	18.97%	50.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$472,624	$388,537	$344,866	$360,153	$327,940
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.36%	1.63%	1.28%	1.27%	1.40%
Portfolio turnover rate[d]	15%	18%	20%	24%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$106.36	$91.88	$90.33	$80.04	$53.09

Income from investment operations:
Net investment income[a]	2.44	2.24	1.90	1.67	1.55
Net realized and unrealized gain[b]	20.07	14.41	1.58	10.37	26.95

Total from investment operations	22.51	16.65	3.48	12.04	28.50

Less distributions from:
Net investment income	(2.48)	(2.17)	(1.93)	(1.75)	(1.55)

Total distributions	(2.48)	(2.17)	(1.93)	(1.75)	(1.55)

Net asset value, end of year	$126.39	$106.36	$91.88	$90.33	$80.04

Total return	21.34%	18.43%	4.06%	15.36%	54.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$587,712	$404,186	$307,797	$343,259	$372,184
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.10%	2.37%	2.23%	2.06%	2.24%
Portfolio turnover rate[c]	13%	16%	21%	25%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$58.73	$51.35	$53.25	$43.02	$26.54

Income from investment operations:
Net investment income[a]	0.71	0.81	0.56	0.34	0.31
Net realized and unrealized gain (loss)[b]	18.62	7.58	(1.84)	10.30	16.47

Total from investment operations	19.33	8.39	(1.28)	10.64	16.78

Less distributions from:
Net investment income	(0.79)	(1.01)	(0.62)	(0.41)	(0.30)

Total distributions	(0.79)	(1.01)	(0.62)	(0.41)	(0.30)

Net asset value, end of year	$77.27	$58.73	$51.35	$53.25	$43.02

Total return	33.03%	16.60%	(2.28)%	24.90%	63.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,050,830	$540,280	$485,293	$564,483	$430,189
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.03%	1.57%	1.17%	0.76%	0.85%
Portfolio turnover rate[c]	26%	29%	31%	35%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$127.35	$110.75	$109.00	$89.36	$54.25

Income from investment operations:
Net investment income[a]	2.02	1.98	1.52	1.49	1.23
Net realized and unrealized gain[b]	27.44	16.71	1.79	19.74	35.10

Total from investment operations	29.46	18.69	3.31	21.23	36.33

Less distributions from:
Net investment income	(2.09)	(2.09)	(1.56)	(1.59)	(1.22)

Total distributions	(2.09)	(2.09)	(1.56)	(1.59)	(1.22)

Net asset value, end of year	$154.72	$127.35	$110.75	$109.00	$89.36

Total return	23.28%	17.14%	3.18%	24.08%	67.32%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,909,644	$7,297,113	$6,783,639	$6,501,924	$5,500,145
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.43%	1.77%	1.48%	1.59%	1.64%
Portfolio turnover rate[c]	10%	13%	13%	12%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$69.89	$62.91	$60.91	$48.68	$30.22

Income from investment operations:
Net investment income[a]	0.69	0.79	0.50	0.46	0.41
Net realized and unrealized gain[b]	16.00	7.03	2.03	12.27	18.44

Total from investment operations	16.69	7.82	2.53	12.73	18.85

Less distributions from:
Net investment income	(0.75)	(0.84)	(0.53)	(0.50)	(0.39)

Total distributions	(0.75)	(0.84)	(0.53)	(0.50)	(0.39)

Net asset value, end of year	$85.83	$69.89	$62.91	$60.91	$48.68

Total return	23.96%	12.58%	4.23%	26.33%	62.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,862,272	$3,592,398	$3,431,981	$3,441,160	$3,239,681
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.88%	1.26%	0.85%	0.89%	1.00%
Portfolio turnover rate[c]	23%	25%	29%	29%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$57.15	$48.14	$48.14	$40.35	$23.98

Income from investment operations:
Net investment income[a]	1.18	1.07	0.89	0.89	0.73
Net realized and unrealized gain[b]	11.62	8.99	0.04	7.83	16.38

Total from investment operations	12.80	10.06	0.93	8.72	17.11

Less distributions from:
Net investment income	(1.21)	(1.05)	(0.93)	(0.93)	(0.74)

Total distributions	(1.21)	(1.05)	(0.93)	(0.93)	(0.74)

Net asset value, end of year	$68.74	$57.15	$48.14	$48.14	$40.35

Total return	22.61%	21.24%	2.11%	21.99%	71.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,722,940	$4,685,906	$3,222,765	$3,569,558	$2,834,421
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.91%	2.16%	1.97%	2.12%	2.17%
Portfolio turnover rate[c]	23%	23%	27%	25%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Russell 3000	iShares Russell 3000 Index Fund	Diversified
Russell 3000 Growth	iShares Russell 3000 Growth Index Fund	Diversified
Russell 3000 Value	iShares Russell 3000 Value Index Fund	Diversified
Micro-Cap	iShares Russell Microcap Index Fund	Diversified
Russell Mid-Cap	iShares Russell Midcap Index Fund	Diversified
Russell Mid-Cap Growth	iShares Russell Midcap Growth Index Fund	Diversified
Russell Mid-Cap Value	iShares Russell Midcap Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
Russell 3000
Assets:
Common Stocks	$5,553,167,495	$485,982		$57		$5,553,653,534
Investment Companies	47,696	—		—		47,696
Rights	—	—		0	[a]	0	[a]
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	181,907,888	—		—		181,907,888

	$5,735,123,079	$485,982		$57		$5,735,609,118

Russell 3000 Growth
Assets:
Common Stocks	$471,921,289	$81,149		$—		$472,002,438
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	13,992,524	—		—		13,992,524

	$485,913,813	$81,149		$—		$485,994,962

Russell 3000 Value
Assets:
Common Stocks	$586,700,804	$8,925		$11		$586,709,740
Investment Companies	10,034	—		—		10,034
Rights	—	—		0	[a]	0	[a]
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	11,666,519	—		—		11,666,519

	$598,377,357	$8,925		$11		$598,386,293

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Micro-Cap
Assets:
Common Stocks	$1,047,723,183	$1,192,133	$4,003		$1,048,919,319
Investment Companies	897,816	—	—		897,816
Rights	—	2,736	0	[a]	2,736
Money Market Funds	173,813,541	—	—		173,813,541

	$1,222,434,540	$1,194,869	$4,003		$1,223,633,412

Russell Mid-Cap
Assets:
Common Stocks	$9,889,889,643	$—	$—		$9,889,889,643
Money Market Funds	607,318,425	—	—		607,318,425

	$10,497,208,068	$—	$—		$10,497,208,068

Russell Mid-Cap Growth
Assets:
Common Stocks	$4,856,272,956	$—	$—		$4,856,272,956
Money Market Funds	332,353,488	—	—		332,353,488

	$5,188,626,444	$—	$—		$5,188,626,444

Russell Mid-Cap Value
Assets:
Common Stocks	$5,707,262,385	$—	$—		$5,707,262,385
Money Market Funds	294,997,372	—	—		294,997,372

	$6,002,259,757	$—	$—		$6,002,259,757

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Russell 3000	$174,819,162
Russell 3000 Growth	13,633,825
Russell 3000 Value	10,978,586
Micro-Cap	170,141,177
Russell Mid-Cap	591,023,941
Russell Mid-Cap Growth	324,973,177
Russell Mid-Cap Value	283,536,781

As of March 31, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective July 1, 2013, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA was entitled to an annual investment advisory fee of 0.20% based on the Fund’s average daily net assets.

Effective July 1, 2013, for its investment advisory services to each of the iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to July 1, 2013, for its investment advisory services to each of the iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on each Fund’s average daily net assets.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Micro-Cap	0.60

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Russell 3000	$635,950
Russell 3000 Growth	74,480
Russell 3000 Value	35,317
Micro-Cap	1,569,342
Russell Mid-Cap	1,514,240
Russell Mid-Cap Growth	902,475
Russell Mid-Cap Value	697,930

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 3000
BlackRock Inc.	30,384	6,861	(2,520)	34,725	$10,920,318	$227,908	$184,042
BlackRock Kelso Capital Corp.	15,930	2,880	(1,008)	17,802	163,244	17,555	517
PennyMac Financial Services Inc. Class A	—	3,194	(42)	3,152	52,449	—	(109)
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	350,063	33,688	—
PNC Financial Services Group Inc. (The)	126,182	25,504	(11,785)	139,901	12,171,387	230,950	114,708

					$23,657,461	$510,101	$299,158

Russell 3000 Growth
BlackRock Inc.	3,177	543	(1,671)	2,049	$644,369	$16,987	$139,419

Russell 3000 Value
BlackRock Inc.	2,659	3,388	(1,248)	4,799	$1,509,189	$30,143	$139,311
BlackRock Kelso Capital Corp.	3,299	1,763	(1,032)	4,030	36,955	3,979	65
PennyMac Financial Services Inc. Class A	—	750	(24)	726	12,081	—	(35)
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	63,789	6,139	—
PNC Financial Services Group Inc. (The)	23,721	14,441	(8,165)	29,997	2,609,739	47,549	102,274

					$4,231,753	$87,810	$241,615

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Russell 3000	$256,982,220	$253,294,968
Russell 3000 Growth	66,592,640	66,534,968
Russell 3000 Value	67,444,770	66,986,815
Micro-Cap	205,439,791	201,040,187
Russell Mid-Cap	893,401,302	891,632,388
Russell Mid-Cap Growth	986,544,269	987,464,958
Russell Mid-Cap Value	1,185,678,508	1,184,899,607

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell 3000	$823,927,010	$280,256,845
Russell 3000 Growth	122,364,711	121,910,914
Russell 3000 Value	237,360,018	141,837,803
Micro-Cap	411,918,932	109,677,356
Russell Mid-Cap	1,224,740,619	273,951,300
Russell Mid-Cap Growth	830,938,925	418,068,579
Russell Mid-Cap Value	843,003,054	769,428,264

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell 3000	$86,511,843	$524,589	$(87,036,432)
Russell 3000 Growth	48,353,384	54,183	(48,407,567)
Russell 3000 Value	32,963,690	80,331	(33,044,021)
Micro-Cap	33,146,465	2,144,901	(35,291,366)
Russell Mid-Cap	114,286,730	5,396,580	(119,683,310)
Russell Mid-Cap Growth	156,174,946	3,874,435	(160,049,381)
Russell Mid-Cap Value	214,365,157	1,944,504	(216,309,661)

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
Russell 3000
Ordinary income	$86,079,710	$75,443,940

Russell 3000 Growth
Ordinary income	$6,107,775	$5,934,281

Russell 3000 Value
Ordinary income	$10,964,231	$7,961,532

Micro-Cap
Ordinary income	$9,233,200	$8,961,396

Russell Mid-Cap
Ordinary income	$128,401,009	$118,421,890

Russell Mid-Cap Growth
Ordinary income	$41,015,336	$43,971,157

Russell Mid-Cap Value
Ordinary income	$101,880,931	$78,246,400

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell 3000	$(215,035,051)	$1,002,452,335	$—	$787,417,284
Russell 3000 Growth	(103,469,148)	103,728,924	—	259,776
Russell 3000 Value	(63,783,977)	35,768,253	(435,114)	(28,450,838)
Micro-Cap	(61,135,198)	125,396,158	—	64,260,960
Russell Mid-Cap	(235,153,710)	2,610,282,573	—	2,375,128,863
Russell Mid-Cap Growth	(682,738,201)	1,279,154,115	—	596,415,914
Russell Mid-Cap Value	(332,543,884)	1,081,277,465	—	748,733,581

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 3000	$20,221,686	$—	$36,634,037	$126,187,428	$31,991,900	$215,035,051
Russell 3000 Growth	16,421,702	1,086,830	14,427,568	55,612,220	15,920,828	103,469,148
Russell 3000 Value	—	—	894,285	50,060,389	12,829,303	63,783,977
Micro-Cap	—	—	—	44,118,736	17,016,462	61,135,198
Russell Mid-Cap	—	—	6,215,918	201,205,737	27,732,055	235,153,710
Russell Mid-Cap Growth	68,625,062	—	54,753,546	421,837,084	137,522,509	682,738,201
Russell Mid-Cap Value	—	—	—	328,511,698	4,032,186	332,543,884

[a]	Must be utilized prior to losses subjected to expiration.

For the year ended March 31, 2014, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell 3000	$1,686,446
Russell 3000 Growth	1,418,290
Russell 3000 Value	11,186,088
Micro-Cap	27,889,751
Russell Mid-Cap	68,767,203
Russell Mid-Cap Growth	97,571,109
Russell Mid-Cap Value	175,934,747

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$4,733,155,990	$1,353,354,654	$(350,901,526)	$1,002,453,128
Russell 3000 Growth	382,266,038	109,158,585	(5,429,661)	103,728,924
Russell 3000 Value	562,617,846	82,345,570	(46,577,123)	35,768,447
Micro-Cap	1,098,228,525	204,452,578	(79,047,691)	125,404,887
Russell Mid-Cap	7,886,925,495	3,020,576,519	(410,293,946)	2,610,282,573
Russell Mid-Cap Growth	3,909,472,329	1,370,977,308	(91,823,193)	1,279,154,115
Russell Mid-Cap Value	4,920,982,292	1,265,553,871	(184,276,406)	1,081,277,465

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the Plaintiffs’ request to amend the complaint was September 17, 2013. The Plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The Plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). The Defendants filed a response on March 17, 2014. The Plaintiffs filed their response on April 3, 2014. The Sixth Circuit will consider the matter and is expected to render a decision later in 2014.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Russell 3000 ETF, iShares Russell 3000 Growth ETF, iShares Russell 3000 Value ETF, iShares Micro-Cap ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Russell 3000	98.80%
Russell 3000 Growth	100.00
Russell 3000 Value	97.86
Micro-Cap	86.72
Russell Mid-Cap	81.37
Russell Mid-Cap Growth	100.00
Russell Mid-Cap Value	65.72

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
Russell 3000	$86,079,710
Russell 3000 Growth	6,107,775
Russell 3000 Value	10,964,231
Micro-Cap	9,233,200
Russell Mid-Cap	115,942,882
Russell Mid-Cap Growth	39,530,196
Russell Mid-Cap Value	74,730,864

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	79

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$1.795686	$—	$0.021791	$1.817477	99%	—%	1%	100%
Russell 3000 Growth	0.864366	—	0.005806	0.870172	99	—	1	100
Russell 3000 Value	2.438196	—	0.041158	2.479354	98	—	2	100
Micro-Cap	0.750372	—	0.042960	0.793332	95	—	5	100
Russell Mid-Cap	2.029219	—	0.060280	2.089499	97	—	3	100
Russell Mid-Cap Growth	0.741173	—	0.008015	0.749188	99	—	1	100
Russell Mid-Cap Value	1.165226	—	0.048184	1.213410	96	—	4	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,316	99.77%
Less than –0.5%	3	0.23

	1,319	100.00%

iShares Russell 3000 Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

iShares Russell 3000 Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Micro-Cap ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,309	99.24
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	81

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Mid-Cap ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Russell Mid-Cap Growth ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Russell Mid-Cap Value ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).
George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	85

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-36-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.31%	8.07%	8.00%	8.31%	8.07%	8.00%
Since Inception	1.19%	1.22%	1.60%	5.29%	5.45%	7.20%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,226.40	$5.16	$1,000.00	$1,020.30	$4.68	0.93%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the CNX Nifty IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014 (the “reporting period”), the total return for the Fund was 8.31%, net of fees, while the total return for the Index was 8.00%.

Indian markets finished the reporting with a solid gain despite enduring relatively stagnant economic growth, persistent inflation and sharp volatility across Indian equity, currency and bond markets. The beleaguered Indian economy faced difficult circumstances inside and outside of its borders. Nevertheless, Indian stocks advanced during the reporting period, outperforming other emerging-equity markets.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® INDIA 50 ETF

India and several other emerging market countries, which are highly dependent on foreign investment, experienced a flight of foreign capital during the reporting period due to shifting policy discussions at the U.S. Federal Reserve Bank (the “Fed”). In May 2013, the Fed responded to improving U.S. economic growth by announcing that it was considering slowing the pace of bond purchases, a key element of its stimulus program. The announcement sent a strong current of fear and volatility through global markets, as investors sold higher-risk investments, as well as lower-risk U.S. Treasury bonds. Indian stocks declined sharply from May to August 2013, as foreign investment left India. The Index experienced its worst month of performance in August 2013, declining nearly 13%, when both Indian stocks and the rupee plummeted. At the end of July 2013, the Fed clarified its intention to maintain its policy of purchasing $85 billion in U.S. Treasury and mortgage bonds on a monthly basis. Global markets, including Indian stocks, rebounded in the subsequent months, as investors were reassured by the Fed’s economic stimulus and better economic growth.

Growth in the Indian economy hovered around 4.5% during the reporting period, while inflation hit an all-time high of 11.2% in November 2013, well above the Reserve Bank of India’s (the “RBI’s”) 4% inflation target. Higher prices restrained demand, as Indian households struggled to maintain consumption. Similarly, the government continued to run a budget deficit during the reporting period. India’s service-based economy means the country imports more goods than it exports. The declining value of the rupee threatened to exacerbate inflation through higher prices for imported goods. In July 2013, the RBI announced policies aimed at reducing gold imports to improve India’s trade balance, which helped support the rupee. Thereafter, the RBI raised interest rates several times to combat inflation and attract foreign capital during the latter half of the reporting period, boosting short-term interest rates to 8.0% as of March 2014. As a result, inflation declined to 8.1% in February 2014, while India’s trade deficit also narrowed due to slower imports.

The combination of clear and accommodative policy by the Fed’s and the RBI’s efforts to contain inflation shifted market sentiment in a positive direction, as Indian stocks advanced during the latter half of the reporting period. During the first calendar quarter of 2014, signs of slowing global growth weighed on the Index’s performance and global stock markets in general. Indian stocks delivered a strong rally in March 2014, boosting Index performance. In addition, foreign investment flows began to return to India and other emerging economies in early 2014. Indian stocks performed particularly well, as investors looked forward to upcoming elections for potentially more favorable economic policy in the world’s largest democracy.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*

Financials	27.61%
Information Technology	16.44
Energy	11.69
Consumer Staples	11.60
Consumer Discretionary	8.99
Materials	7.64
Industrials	5.36
Health Care	5.32
Utilities	3.63
Telecommunication Services	1.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

ITC Ltd.	8.72%
Infosys Ltd.	7.08
Reliance Industries Ltd.	6.84
ICICI Bank Ltd.	6.43
Housing Development Finance Corp. Ltd.	6.17
HDFC Bank Ltd.	6.11
Tata Consultancy Services Ltd.	4.88
Larsen & Toubro Ltd.	4.64
Tata Motors Ltd.	3.21
State Bank of India	2.69

TOTAL	56.77%

*	Excludes money market funds.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments

iSHARES® INDIA 50 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.68%

AUTOMOBILES — 8.96%
Bajaj Auto Ltd.	183,520	$6,402,650
Hero Motocorp Ltd.	163,886	6,242,335
Mahindra & Mahindra Ltd.	616,352	10,121,084
Maruti Suzuki India Ltd.	182,498	6,025,207
Tata Motors Ltd.	2,398,716	16,011,522

		44,802,798
BEVERAGES — 0.91%
United Spirits Ltd.	103,195	4,574,551

		4,574,551
CHEMICALS — 1.13%
Asian Paints Ltd.	618,659	5,676,156

		5,676,156
COMMERCIAL BANKS — 20.33%
Axis Bank Ltd.	415,425	10,159,123
Bank of Baroda	266,669	3,218,246
HDFC Bank Ltd.	2,430,429	30,472,690
HDFC Bank Ltd. SP ADR	12,000	492,360
ICICI Bank Ltd.	1,537,444	32,051,482
IndusInd Bank Ltd.	582,944	4,898,496
Kotak Mahindra Bank Ltd.	531,908	6,956,285
Punjab National Bank Ltd.	200	2,491
State Bank of India	418,052	13,423,724

		101,674,897
CONSTRUCTION & ENGINEERING — 4.63%
Larsen & Toubro Ltd.	1,086,106	23,130,616

		23,130,616
CONSTRUCTION MATERIALS — 2.35%
ACC Ltd.	130,524	3,058,728
Ambuja Cements Ltd.	1,061,958	3,595,427
Grasim Industries Ltd.	200	9,671
Ultratech Cement Ltd.	139,185	5,096,750

		11,760,576
DIVERSIFIED FINANCIAL SERVICES — 0.68%
IDFC Ltd.	1,659,622	3,397,192

		3,397,192
ELECTRIC UTILITIES — 1.69%
Power Grid Corp. of India Ltd.	2,993,284	5,262,586
Tata Power Co. Ltd.	2,223,381	3,170,010

		8,432,596

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.72%
Bharat Heavy Electricals Ltd.	1,095,472	$3,596,087

		3,596,087
GAS UTILITIES — 0.78%
GAIL (India) Ltd.	619,238	3,899,108

		3,899,108
HOUSEHOLD PRODUCTS — 1.96%
Hindustan Unilever Ltd.	966,322	9,797,920

		9,797,920
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.13%
NTPC Ltd.	2,813,975	5,649,389

		5,649,389
IT SERVICES — 16.39%
HCL Technologies Ltd.	361,348	8,414,361
Infosys Ltd.	642,720	35,328,749
Tata Consultancy Services Ltd.	681,409	24,338,358
Tech Mahindra Ltd.	194,218	5,838,491
Wipro Ltd.	883,609	8,036,777

		81,956,736
METALS & MINING — 4.13%
Hindalco Industries Ltd.	1,780,545	4,226,083
Jindal Steel & Power Ltd.	522,695	2,559,541
NMDC Ltd.	1,100,822	2,566,695
Sesa Sterlite Ltd.	1,687,692	5,328,215
Tata Steel Ltd.	908,009	5,989,537

		20,670,071
OIL, GAS & CONSUMABLE FUELS — 11.66%
Bharat Petroleum Corp. Ltd.	360,995	2,780,790
Cairn India Ltd.	811,503	4,524,769
Coal India Ltd.	883,551	4,271,847
Oil & Natural Gas Corp. Ltd.	2,364,442	12,617,484
Reliance Industries Ltd.	2,189,292	34,119,193

		58,314,083
PHARMACEUTICALS — 5.31%
Cipla Ltd.	690,129	4,423,481
Dr. Reddy’s Laboratories Ltd.	171,437	7,359,828
Lupin Ltd.	318,374	4,974,519
Sun Pharmaceuticals Industries Ltd.	1,016,157	9,779,166

		26,536,994
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
DLF Ltd.	632,403	1,868,433

		1,868,433

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 6.15%
Housing Development Finance Corp. Ltd.	2,077,216	$30,743,040

		30,743,040
TOBACCO — 8.69%
ITC Ltd.	7,359,182	43,479,214

		43,479,214
WIRELESS TELECOMMUNICATION SERVICES — 1.71%
Bharti Airtel Ltd.	1,608,761	8,559,317

		8,559,317

TOTAL COMMON STOCKS
(Cost: $433,523,793)		498,519,774

RIGHTS — 0.03%

ELECTRIC UTILITIES — 0.03%
Tata Power Co.Ltd[a]	306,473	129,060

		129,060

TOTAL RIGHTS
(Cost: $0)		129,060

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $433,523,793)		498,648,834
Other Assets, Less Liabilities — 0.29%		1,443,579

NET ASSETS — 100.00%		$500,092,413

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Statement of Assets and Liabilities

iSHARES® INDIA 50 ETF

March 31, 2014

ASSETS
Investments, at cost:
Unaffiliated	$433,523,793

Total cost of investments	$433,523,793

Investments in securities, at fair value (Note 1):
Unaffiliated	$498,648,834

Total fair value of investments	498,648,834
Foreign currency, at value[a]	17,358,782
Receivables:
Investment securities sold	11,084,908
Dividends	354,011

Total Assets	527,446,535

LIABILITIES
Payables:
Investment securities purchased	17,932,065
Due to custodian	9,068,894
Investment advisory fees (Note 2)	353,163

Total Liabilities	27,354,122

NET ASSETS	$500,092,413

Net assets consist of:
Paid-in capital	$510,510,680
Distributions in excess of net investment income	(448,713)
Accumulated net realized loss	(75,030,559)
Net unrealized appreciation	65,061,005

NET ASSETS	$500,092,413

Shares outstanding[b]	19,450,000

Net asset value per share	$25.71

[a]	Cost of foreign currency: $17,293,306.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations

iSHARES® INDIA 50 ETF

Year ended March 31, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated	$7,452,578
Interest — affiliated (Note 2)	101

Total investment income	7,452,679

EXPENSES
Investment advisory fees (Note 2)	3,863,398
Mauritius income taxes (Note 1)	196,720

Total expenses	4,060,118

Net investment income	3,392,561

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,200,687)
Foreign currency transactions	(148,613)

Net realized loss	(15,349,300)

Net change in unrealized appreciation/depreciation on:
Investments	48,760,188
Translation of assets and liabilities in foreign currencies	(59,832)

Net change in unrealized appreciation/depreciation	48,700,356

Net realized and unrealized gain	33,351,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,743,617

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,392,561	$1,625,174
Net realized loss	(15,349,300)	(38,836,806)
Net change in unrealized appreciation/depreciation	48,700,356	25,771,174

Net increase (decrease) in net assets resulting from operations	36,743,617	(11,440,458)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,465,913)	(1,173,330)

Total distributions to shareholders	(3,465,913)	(1,173,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,974,428	194,311,284
Cost of shares redeemed	(50,446,439)	(91,396,271)

Net increase in net assets from capital share transactions	26,527,989	102,915,013

INCREASE IN NET ASSETS	59,805,693	90,301,225

NET ASSETS
Beginning of year	440,286,720	349,985,495

End of year	$500,092,413	$440,286,720

Distributions in excess of net investment income included in net assets at end of year	$(448,713)	$(226,748)

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	8,050,000
Shares redeemed	(2,250,000)	(4,450,000)

Net increase in shares outstanding	1,050,000	3,600,000

See notes to consolidated financial statements.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$23.93	$23.65	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.18	0.12	0.12	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	1.78	0.26	(6.11)	3.28	1.64

Total from investment operations	1.96	0.38	(5.99)	3.32	1.60

Less distributions from:
Net investment income	(0.18)	(0.10)	(0.10)	(0.04)	—
Return of capital	—	—	(0.03)	(0.08)	—

Total distributions	(0.18)	(0.10)	(0.13)	(0.12)	—

Net asset value, end of period	$25.71	$23.93	$23.65	$29.77	$26.57

Total return	8.31%	1.65%	(20.15)%	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$500,092	$440,287	$349,985	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.94%	0.93%	0.92%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	0.78%	0.50%	0.47%	0.13%	(0.49)%
Portfolio turnover rate[f]	21%	35%	28%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, and the period ended March 31, 2010 were 9%, 7%, 6%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	13

Notes to Consolidated Financial Statements

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of March 31, 2014. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$498,519,774	$—	$—	$498,519,774
Rights	—	129,060	—	129,060

	$498,519,774	$129,060	$—	$498,648,834

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2014, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014, were $114,921,357 and $89,595,305, respectively. There were no in-kind transactions for the year ended March 31, 2014.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to foreign currency transactions, were reclassified to the following accounts:

Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(148,613)	$148,613

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

	2014	2013
Ordinary income	$3,465,913	$1,173,330

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$120,365	$(34,638,380)	$32,490,179	$(8,390,431)	$(10,418,267)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Fund elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

As of March 31, 2014, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$34,588,691	$49,689	$34,638,380

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2014, the cost of investments for federal income tax purposes was $466,094,619. Net unrealized appreciation was $32,554,215, of which $77,704,544 represented gross unrealized appreciation on securities and $45,150,329 represented gross unrealized depreciation on securities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statements of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of iShares India 50 ETF and its subsidiary (collectively, the “Fund”) at March 31, 2014, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21

Tax Information (Unaudited)

iSHARES® INDIA 50 ETF

For the fiscal year ended March 31, 2014, the Fund earned foreign source income of $7,452,578 and paid foreign taxes of $196,720 which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code (the “Code”).

Under section 854 (b)(2) of the Code, the Fund hereby designates the maximum amount of $3,662,633 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014.

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.166861	$—	$0.012363	$0.179224	93%	—%	7%	100%

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

SUPPLEMENTAL INFORMATION	23

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2010 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	0.28%
Greater than 3.0% and Less than 3.5%	2	0.19
Greater than 2.5% and Less than 3.0%	3	0.28
Greater than 2.0% and Less than 2.5%	21	1.97
Greater than 1.5% and Less than 2.0%	48	4.50
Greater than 1.0% and Less than 1.5%	114	10.68
Greater than 0.5% and Less than 1.0%	224	21.00
Between 0.5% and –0.5%	413	38.72
Less than –0.5% and Greater than –1.0%	114	10.68
Less than –1.0% and Greater than –1.5%	68	6.37
Less than –1.5% and Greater than –2.0%	28	2.62
Less than –2.0% and Greater than –2.5%	12	1.12
Less than –2.5% and Greater than –3.0%	7	0.66
Less than –3.0% and Greater than –3.5%	5	0.47
Less than –3.5% and Greater than –4.0%	4	0.37
Less than –4.0%	1	0.09

	1,067	100.00%

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® INDIA 50 ETF

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	25

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-37-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares 2014 AMT-Free Muni Term ETF | MUAC | NYSE Arca
➢	iShares 2015 AMT-Free Muni Term ETF | MUAD | NYSE Arca
➢	iShares 2016 AMT-Free Muni Term ETF | MUAE | NYSE Arca
➢	iShares 2017 AMT-Free Muni Term ETF | MUAF | NYSE Arca
➢	iShares 2018 AMT-Free Muni Term ETF | MUAG | NYSE Arca
➢	iShares 2019 AMT-Free Muni Term ETF | MUAH | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Short- and intermediate-term municipal bonds posted a modest positive return during the 12-month period ended March 31, 2014 (the “reporting period”). Early in the reporting period, the combination of slow economic growth and uncertainty about the U.S. Federal Reserve Bank’s (the “Fed’s”) monetary policy contributed to substantial volatility. Clarification of the Fed’s monetary support led to a sustained rally in municipal bonds. In the last month of the reporting period, rising interest rates pressured municipal bonds and the broader bond market.

The U.S. economy grew at a modest 2.5% annual rate during the first quarter of the reporting period, rebounding from very slow growth in the prior six months. In May 2013, the Fed responded to the improving growth by announcing that it was considering slowing the pace of bond purchases, a key element of its stimulus program. The announcement caused strong volatility through global markets, as investors sold higher-risk investments, as well as lower-risk U.S. Treasury bonds, leading to a sharp rise in interest rates. In July and September 2013, the Fed clarified its intention to maintain its policy of monthly purchases of $85 billion in U.S. Treasury and mortgage bonds. The municipal bond market rebounded in early 2014, as investors were reassured by the Fed’s continued economic stimulus and better economic growth.

The performance drivers for U.S municipal bonds continued to be improving fiscal landscapes in many states, reduced supply of new bond issuance, and rising interest rates. On average, state budgets improved, as tax revenues benefited from the improving labor and housing markets, as well as the refinancing of existing debt in recent years. Nationwide, defaults declined during the reporting period despite headlines about the city of Detroit’s default and concerns regarding Puerto Rico’s credit conditions. On the supply side, new bond issuance also declined. Debt refinancing over the last several years and budget cuts helped many states rely less on the bond market for financing. New issuances increased somewhat in the first quarter of 2014, partially driven by a large Puerto Rican municipal bond sale. On the demand side, municipal bond mutual funds continued to experience persistent outflows during 2013, as investors sold $64 billion in municipal bonds during 2013, according to Lipper, Inc. These outflows reversed course during the first quarter of 2014, as investors became net buyers of municipal bonds. For the reporting period, the supply and demand dynamics weighed on the municipal bond market despite improving credit conditions.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 2014 AMT-FREE MUNI TERM ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.06%	0.07%	0.30%	0.06%	0.07%	0.30%
Since Inception	1.54%	1.51%	1.88%	6.66%	6.55%	8.20%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.80	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

The iShares 2014 AMT-Free Muni Term ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2014, as represented by the S&P AMT-Free Municipal Series 2014 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 0.06%, net of fees, while the total return for the Index was 0.30%.

The Fund will be liquidating on or about August 31, 2014, following the termination of the Index, on or about the same date. All bonds in the Index will mature between June 1 and August 31 of this year. As each bond matures, an amount representing its value at maturity will be included in the Index throughout the remaining life of the Index. By August 31, 2014, the Index is expected to consist entirely of cash carried in this manner.

BOND CREDIT QUALITY

As of 3/31/14

S&P Credit Rating	Percentage of Total Investments*

AAA	29.90%
AA+	21.25
AA	24.15
AA-	16.85
A+	1.89
A	1.50
A-	0.24
BBB+	0.15
Not Rated	4.07

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/14

State	Percentage of Total Investments*

California	18.37%
New York	9.20
Texas	9.02
Massachusetts	8.50
Arizona	5.31
Florida	5.03
Washington	4.93
New Jersey	3.18
Georgia	3.12
Utah	3.10

TOTAL	69.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 2015 AMT-FREE MUNI TERM ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.56%	0.30%	0.63%	0.56%	0.30%	0.63%
Since Inception	2.46%	2.46%	2.80%	10.81%	10.83%	12.37%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.60	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

The iShares 2015 AMT-Free Muni Term ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2015, as represented by the S&P AMT-Free Municipal Series 2015 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 0.56%, net of fees, while the total return for the Index was 0.63%.

BOND CREDIT QUALITY

As of 3/31/14

S&P Credit Rating	Percentage of Total Investments*

AAA	30.92%
AA+	21.28
AA	23.86
AA-	17.34
A+	1.22
A	1.75
A-	0.89
BBB+	0.58
Not Rated	2.16

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/14

State	Percentage of Total Investments*

California	13.14%
New York	9.95
Massachusetts	7.63
Texas	6.45
Maryland	5.86
Florida	5.60
Arizona	5.03
Washington	5.02
Virginia	4.08
New Jersey	3.35

TOTAL	66.11%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 2016 AMT-FREE MUNI TERM ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.71%	0.69%	0.71%	0.71%	0.69%	0.71%
Since Inception	3.37%	3.41%	3.72%	15.04%	15.25%	16.73%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.40	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

The iShares 2016 AMT-Free Muni Term ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2016, as represented by the S&P AMT-Free Municipal Series 2016 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 0.71%, net of fees, while the total return for the Index was 0.71%.

BOND CREDIT QUALITY

As of 3/31/14

S&P Credit Rating	Percentage of Total Investments*

AAA	32.39%
AA+	19.33
AA	24.31
AA-	15.44
A+	2.86
A	1.40
A-	1.30
Not Rated	2.97

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/14

State	Percentage of Total Investments*

New York	11.11%
California	10.70
Massachusetts	7.34
Texas	7.15
Florida	6.18
Arizona	5.24
Illinois	5.17
Washington	4.62
Maryland	3.70
Pennsylvania	3.51

TOTAL	64.72%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 2017 AMT-FREE MUNI TERM ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	0.51%	0.43%	0.31%	0.51%	0.43%
Since Inception	4.02%	4.10%	4.34%	18.16%	18.52%	19.67%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.60	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

The iShares 2017 AMT-Free Muni Term ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 0.31%, net of fees, while the total return for the Index was 0.43%.

BOND CREDIT QUALITY

As of 3/31/14

S&P Credit Rating	Percentage of Total Investments*

AAA	32.42%
AA+	18.75
AA	23.80
AA-	16.14
A+	2.49
A	1.35
A-	1.28
BBB+	0.22
Not Rated	3.55

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/14

State	Percentage of Total Investments*

New York	10.87%
California	10.83
Texas	6.93
Massachusetts	5.98
Washington	5.81
Maryland	5.25
Arizona	4.86
Florida	4.39
Pennsylvania	4.39
Georgia	4.07

TOTAL	63.38%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 2018 AMT-FREE MUNI TERM ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.44%	1.32%	0.21%	1.44%	1.32%	0.21%
Since Inception	2.02%	2.29%	0.25%	2.09%	2.37%	0.25%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.20	$1.51	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

The iShares 2018 AMT-Free Muni Term ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 1.44%, net of fees, while the total return for the Index was 0.21%.

BOND CREDIT QUALITY

As of 3/31/14

S&P Credit Rating	Percentage of Total Investments*

AAA	33.58%
AA+	17.87
AA	25.22
AA-	14.40
A+	3.80
A	0.76
A-	1.14
BBB+	0.36
Not Rated	2.87

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/14

State	Percentage of Total Investments*

California	12.87%
New York	11.72
Washington	6.68
Florida	5.23
Texas	4.99
Massachusetts	4.71
Pennsylvania	4.67
Maryland	4.41
New Jersey	3.69
Arizona	3.52

TOTAL	62.49%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 2019 AMT-FREE MUNI TERM ETF

Performance as of March 31, 2014

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.05)%	0.19%	(0.33)%

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

For the fiscal period ended 3/31/2014, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/4/14) [a]	Ending Account Value (3/31/14)	Expenses Paid During Period [b]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$999.50	$0.45	$1,000.00	$1,023.40	$1.51	0.30%

[a]	The beginning of the period (commencement of operations) is February 4, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (55 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

The iShares 2019 AMT-Free Muni Term ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 4, 2014 (inception date of the Fund) through March 31, 2014, the total return for the Fund was -0.05%, net of fees, while the total return for the Index was -0.33%.

BOND CREDIT QUALITY

As of 3/31/14

S&P Credit Rating	Percentage of Total Investments*

AAA	34.91%
AA+	17.46
AA	25.24
AA-	13.87
A+	1.57
A	0.87
A-	1.59
Not Rated	4.49

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/14

State	Percentage of Total Investments*

New York	14.73%
California	12.16
Texas	6.57
Pennsylvania	5.94
Washington	5.71
Florida	5.33
Illinois	5.29
Massachusetts	5.17
Maryland	5.00
Georgia	4.62

TOTAL	70.52%

*	Excludes money market funds.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 (or commencement of operations, as applicable) and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.71%

ALASKA — 0.34%
Borough of North Slope GO
Series B
4.00%, 06/30/14		$100	$100,969
City of Anchorage GO
Series C
5.00%, 08/01/14	(NPFGC)	120	121,946

			222,915
ARIZONA — 5.25%
Arizona State University Board of Regents RB College & University Revenue
Series B
4.00%, 07/01/14		100	100,962
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/14		100	101,186
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		150	151,829
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		260	263,169
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	201,064
City of Phoenix GO
5.00%, 07/01/14	(ETM)	150	151,821
City of Phoenix GOL Series C
2.00%, 07/01/14		140	140,658
City of Scottsdale GO
5.00%, 07/01/14		100	101,224
County of Pima RB Sewer Revenue
4.00%, 07/01/14	(AGM)	175	176,696
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	252,927

Security		Principal (000s)	Value

Maricopa County Unified School District No. 69 Paradise Valley GOL
5.25%, 07/01/14	(NPFGC-FGIC)	$100	$101,243
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	100,967
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14		100	101,194
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.25%, 07/01/14	(NPFGC)	100	101,282
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/14		500	504,845
5.00%, 07/01/14	(NPFGC)	100	101,219
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	253,022
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14		100	101,219
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(PR 07/01/14)	150	151,821
5.25%, 07/01/23	(PR 07/01/14)	100	101,277
Series A
4.75%, 07/01/30	(PR 07/01/14)	110	111,267
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	126,483

			3,497,375
ARKANSAS — 0.64%
State of Arkansas GO
4.00%, 08/01/14		295	298,832
5.00%, 08/01/14		125	127,040

			425,872
CALIFORNIA — 18.13%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	99,893

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

City & County of San Francisco GO Series 2008
5.00%, 06/15/14		$200	$202,014
County of Orange RB General Fund Series A
5.00%, 06/01/14	(NPFGC)	250	252,012
County of Sacramento RB Port Airport & Marina Revenue Series D
3.30%, 07/01/14	(AGM)	125	125,953
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	100,803
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/14	(NPFGC-FGIC)	235	236,920
Elsinore Valley Municipal Water District COP Water Revenue
5.38%, 07/01/14	(NPFGC-FGIC)	250	253,147
Los Angeles County Capital Asset Leasing Corp. RB Lease Abatement Series A
4.00%, 06/01/14		100	100,619
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	212,052
5.00%, 07/01/14	(AMBAC)	125	126,534
Series B
5.00%, 07/01/14		100	101,227
Series E
5.00%, 07/01/14		100	101,227
Los Angeles County Public Works Financing Authority RB Lease Abatement Series A
5.00%, 08/01/14		100	101,608
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	251,817
5.00%, 07/01/14		100	101,227

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	$215	$217,638
Series C
5.25%, 07/01/17	(PR 07/01/14) (NPFGC)	100	101,274
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14		215	216,548
6.00%, 07/01/14	(FGIC)	100	101,449
Series E
5.00%, 07/01/14	(AMBAC)	100	101,219
Series F
5.00%, 07/01/14	(FGIC)	110	111,341
Series I
5.00%, 07/01/14		315	318,840
Series KRY
5.00%, 07/01/14		120	121,463
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	100	101,206
Series L
5.00%, 07/01/14	(AGM)	100	101,171
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	182,194
Series B
2.50%, 07/01/14		75	75,454
4.00%, 07/01/14		180	181,764
Morgan Hill Unified School District GO
0.00%, 08/01/14	(AMBAC)	145	144,901
Northern California Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 06/01/14		100	100,645
Series C
5.00%, 07/01/14	(AGM)	100	101,217
Orange County School Board COP Lease Renewal Series A
5.00%, 08/01/14		200	203,200

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	$100	$101,633
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/14	(NPFGC)	115	116,869
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.13%, 08/15/14	(AGM)	100	101,098
4.00%, 08/15/14	(AGM)	100	101,423
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	100,754
San Diego Unified School District GO
0.00%, 07/01/14	(NPFGC)	110	109,926
Series C-2
5.00%, 07/01/14	(AGM)	100	101,219
Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	830	840,060
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	100,725
5.00%, 07/01/14	(NPFGC)	100	101,224
San Francisco Unified School District GO Series C
4.00%, 06/15/14	(NPFGC)	100	100,800
San Jose Unified School District GO Series C
5.00%, 08/01/14	(NPFGC-FGIC)	230	233,737
Southern California Public Power Authority RB Electric Power & Light Revenues
3.00%, 07/01/14		125	125,900
5.00%, 07/01/14		260	263,169
Series A
5.00%, 07/01/14		100	101,219
State of California GO
4.13%, 06/01/14		400	402,676
4.50%, 06/01/14		110	110,805

Security		Principal (000s)	Value

5.00%, 06/01/14		$220	$221,793
5.00%, 08/01/14		50	50,814
5.25%, 12/01/28	(PR 06/01/14)	200	201,704
Series A
4.13%, 07/01/14	(ETM) (NPFGC)	235	237,322
5.25%, 07/01/14		1,510	1,529,464
5.25%, 07/01/14	(ETM)	810	820,344
5.25%, 07/01/14	(NPFGC-FGIC)	400	405,156
Series B
5.00%, 07/01/23	(MT 07/01/14)	650	657,826

			12,086,237
COLORADO — 0.15%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/14	(NPFGC)	100	101,106

			101,106
CONNECTICUT — 1.11%
Hartford County Metropolitan District GO Series A
4.00%, 07/15/14		100	101,123
State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	200	201,636
Series C
5.00%, 06/01/14		180	181,472
State of Connecticut ST Miscellaneous Taxes Series A
5.00%, 07/01/14	(NPFGC)	150	151,833
Town of Stratford GO
3.00%, 08/01/14		100	100,925

			736,989
DELAWARE — 0.79%
County of New Castle GO Series A
4.25%, 07/15/14		150	151,788
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	141,718

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Delaware GO
5.25%, 08/01/14		$230	$233,944

			527,450
DISTRICT OF COLUMBIA — 0.15%
District of Columbia GO Series E
5.00%, 06/01/14	(ETM) (BHAC)	100	100,800

			100,800
FLORIDA — 4.96%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		285	287,927
5.00%, 07/01/14		425	430,159
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/14	(AMBAC)	150	151,829
5.25%, 07/01/14	(AMBAC)	100	101,282
Series C
5.00%, 07/01/14		150	151,829
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14	(NPFGC)	300	303,618
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		100	101,219
5.00%, 07/01/14	(NPFGC)	75	75,914
Miami-Dade County Expressway Authority RB Highway Revenue Tolls Series B
5.25%, 07/01/14	(NPFGC-FGIC)	100	101,266
Miami-Dade County School Board GO
5.38%, 08/01/14	(AGM)	235	239,080
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14	(AGM)	100	101,206
5.00%, 07/01/14	(SGI)	100	101,206

Security		Principal (000s)	Value

State of Florida GO
5.00%, 07/01/14		$100	$101,222
6.38%, 07/01/14		75	76,166
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	255	257,078
Series B
5.00%, 06/01/14		195	196,589
5.00%, 06/01/14	(NPFGC, GTD)	125	126,019
5.25%, 06/01/14	(GTD)	100	100,857
Series C
5.00%, 06/01/14	(GTD)	100	100,815
5.25%, 06/01/14	(GTD)	200	201,714

			3,306,995
GEORGIA — 3.08%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	101,455
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/14	(AGM)	100	100,802
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/14		100	100,802
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	100,809
Series A
5.00%, 06/01/14		100	100,802
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	151,943
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	232,769
State of Georgia GO
Series A
5.00%, 07/01/14		500	506,120
Series C
5.00%, 08/01/14		100	101,632
5.50%, 07/01/14		300	304,047

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series D
5.00%, 07/01/14		$100	$101,224
5.00%, 07/01/18	(PR 07/01/14)	150	151,821

			2,054,226
HAWAII — 1.40%
City & County of Honolulu GO
Series A
4.00%, 07/01/14	(AGM)	100	100,969
Series B
3.75%, 07/01/14	(NPFGC)	100	100,907
Series C
5.00%, 07/01/14	(NPFGC)	100	101,219
Series D
5.00%, 07/01/14	(NPFGC)	100	101,219
City & County of Honolulu RB Wastewater Revenue Series B
3.63%, 07/01/14	(FGIC)	75	75,655
State of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	100	101,174
Series DG
5.00%, 07/01/14	(AMBAC)	350	354,266

			935,409
ILLINOIS — 1.97%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	100,767
Regional Transportation Authority RB Sales Tax Revenue Series B
5.50%, 06/01/14	(NPFGC-FGIC)	250	252,240
State of Illinois GO First Series
5.50%, 08/01/14	(NPFGC)	200	203,512
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/14		300	303,003
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/14		100	100,796
5.00%, 06/15/14		150	151,501

Security		Principal (000s)	Value

5.00%, 06/15/14	(AGM)	$200	$202,002

			1,313,821
INDIANA — 1.08%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	115,952
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	100,849
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	504,245

			721,046
IOWA — 0.38%
County of Polk GO Series B
4.00%, 06/01/14		100	100,637
Iowa Finance Authority RB Miscellaneous Revenue Series A
4.00%, 08/01/14		150	151,949

			252,586
KENTUCKY — 0.71%
Fayette County School District Finance Corp. RB Lease Renewal Series B
2.00%, 07/01/14	(SEEK)	125	125,590
Kentucky State Property & Buildings Commission RB General Fund Series A
5.00%, 08/01/14		145	147,336
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/14		200	202,434

			475,360
LOUISIANA — 0.69%
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue Series B
5.25%, 06/01/14	(AMBAC)	55	55,433

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Louisiana GO
5.00%, 08/01/14		$150	$152,439
Series A
5.00%, 08/01/14	(NPFGC)	145	147,358
Series B
5.00%, 07/15/14	(AGC)	105	106,479

			461,709
MAINE — 0.15%
State of Maine GO
4.00%, 06/01/14		100	100,649

			100,649
MARYLAND — 2.75%
County of Baltimore GO
5.00%, 08/01/14		350	355,712
County of Frederick GO
5.00%, 08/01/14		155	157,519
County of Howard GO Series A
5.00%, 08/15/14		250	254,555
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	101,616
5.00%, 08/01/18	(PR 08/01/14)	150	152,424
Second Series
5.00%, 08/01/14		100	101,632
Second Series B
5.25%, 08/15/14		250	254,787
Second Series E
4.00%, 08/01/14		150	151,949
Series CC
5.50%, 08/01/14		100	101,799
Washington Suburban Sanitary District GO
4.25%, 06/01/14		100	100,692
5.00%, 06/01/14		100	100,817

			1,833,502
MASSACHUSETTS — 8.39%
Commonwealth of Massachusetts GO Series A
5.00%, 08/01/15	(PR 08/01/14)	265	269,251
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	136,299

Security		Principal (000s)	Value

5.00%, 08/01/14		$200	$203,258
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	355,614
5.25%, 08/01/14		50	50,856
Series C
4.00%, 08/01/14	(AGM)	165	167,137
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14	(ETM)	100	101,212
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(ETM)	200	202,424
5.00%, 07/01/22	(PR 07/01/14)	1,200	1,214,508
5.00%, 07/01/24	(PR 07/01/14)	150	151,814
5.00%, 07/01/34	(PR 07/01/14)	250	253,022
5.25%, 07/01/15	(PR 07/01/14)	100	101,271
5.25%, 07/01/17	(PR 07/01/14)	500	506,355
5.25%, 07/01/21	(PR 07/01/14)	100	101,271
Series C
5.25%, 07/01/14		300	303,852
Massachusetts Development Finance Agency RB College & University Revenue Series Q-1
5.00%, 07/01/14		100	101,219
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
3.75%, 08/15/14	(AGM)	100	101,350
5.00%, 08/15/14	(AGM)	235	239,265
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 10
5.00%, 08/01/29	(PR 08/01/14)	500	508,095
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
3.63%, 08/01/14		100	101,174
Series 14
5.00%, 08/01/14		300	304,896

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/14	(ETM) (NPFGC)	$115	$116,957

			5,591,100
MINNESOTA — 1.30%
State of Minnesota GO
5.00%, 08/01/14		400	406,528
Series A
5.00%, 08/01/14		100	101,632
Series B
5.00%, 08/01/14		100	101,632
Series F
4.00%, 08/01/14		250	253,248

			863,040
MISSOURI — 0.18%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	121,889

			121,889
MONTANA — 0.15%
State of Montana GO Series G
4.00%, 08/01/14		100	101,299

			101,299
NEBRASKA — 0.23%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	152,109

			152,109
NEVADA — 2.50%
City of Henderson GOL
Series A
5.00%, 06/01/14	(ETM) (AGM)	110	110,890
5.00%, 06/01/14	(AGM)	140	141,128
Clark County School District GOL
Series A
5.00%, 06/15/14	(NPFGC)	100	100,997
Series B
5.00%, 06/15/14		110	111,097
5.00%, 06/15/14	(AMBAC)	215	217,143
5.00%, 06/15/14	(NPFGC-FGIC)	175	176,745

Security		Principal (000s)	Value

Series C
5.00%, 06/15/14	(NPFGC)	$100	$100,997
County of Clark GOL Series B
5.00%, 06/01/14	(AGM)	280	282,257
County of Clark RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14		195	197,268
Las Vegas Valley Water District GOL Series A
5.00%, 06/01/14	(AGM)	125	126,007
Washoe County School District GOL Series B
5.00%, 06/01/14	(NPFGC)	100	100,803

			1,665,332
NEW HAMPSHIRE — 0.46%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/14		100	101,814
Series B
4.00%, 08/15/14		100	101,442
5.00%, 08/15/14	(AGM)	100	101,818

			305,074
NEW JERSEY — 3.14%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		100	100,949
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/14		140	141,714
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	303,642
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	700	707,350

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
4.00%, 06/15/14		$200	$201,588
State of New Jersey GO
5.00%, 06/01/14	(ETM)	230	231,865
Series H
5.25%, 07/01/14		300	303,867
Series N
5.50%, 07/15/14	(AMBAC)	100	101,562

			2,092,537
NEW MEXICO — 3.02%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A-1
4.00%, 07/01/14		160	161,551
Albuquerque Municipal School District No. 12 GO Series A
3.50%, 08/01/14	(SAW)	100	101,126
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	100,720
4.00%, 07/01/14		200	201,938
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	785	793,046
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	150	151,575
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	101,050
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/14	(AMBAC)	100	101,001
New Mexico Finance Authority RB Water Revenue Series C
5.25%, 06/01/14	(AMBAC)	100	100,855

Security		Principal (000s)	Value

State of New Mexico RB Miscellaneous Taxes Series C
5.00%, 07/01/14		$200	$202,438

			2,015,300
NEW YORK — 9.09%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue Series A
5.25%, 08/15/14	(NPFGC)	125	127,304
City of New York GO
4.00%, 08/01/14		100	101,276
Series A
3.00%, 08/01/14		235	237,244
Series A-1
4.50%, 08/01/14		150	152,182
5.00%, 08/01/14		145	147,352
Series B
5.00%, 08/01/14		440	447,137
Series C
4.00%, 08/01/14		200	202,578
Series F
5.00%, 08/01/14		100	101,622
Series G
4.10%, 08/01/14		50	50,661
5.00%, 08/01/14		100	101,622
Series H
5.00%, 08/01/14	(CIFG)	370	375,950
Series I
5.00%, 08/01/14		175	177,838
Series K
4.00%, 08/01/14		295	298,803
Series O
5.00%, 06/01/14		50	50,406
County of Orange GO
Series A
5.00%, 07/15/14		90	91,265
Series B
4.00%, 07/01/14		100	100,967
Long Island Power Authority RB Electric Power & Light Revenues Series A
0.00%, 06/01/14	(AGM)	100	99,956

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Miscellaneous Revenue Series B
5.50%, 07/01/14	(NPFGC)	$115	$116,551
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/14	(ETM) (AGM)	125	126,249
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14		225	227,266
Series EE
2.50%, 06/15/14		225	226,096
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	334,640
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14	(ETM)	100	101,695
Series A-3
4.00%, 08/01/14	(ETM)	200	202,552
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/14		100	100,901
5.00%, 07/01/14	(NPFGC)	100	101,191
Series B
4.00%, 07/01/14		100	100,901
5.00%, 07/01/14		150	151,836
Series C
5.00%, 07/01/14	(NPFGC)	200	202,434
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/14		150	151,511
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	367,843
4.00%, 07/01/14		105	106,010

Security	Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
4.00%, 08/15/14	$150	$152,176
Series A
4.00%, 06/15/14	200	201,602
Series B
4.00%, 06/15/14	100	100,801
Series C
5.00%, 06/15/14	120	121,211

		6,057,629
NORTH CAROLINA — 0.91%
City of Charlotte GO
5.00%, 08/01/14	250	254,080
County of Mecklenburg GO
Series A
4.00%, 08/01/14	100	101,299
5.00%, 08/01/14	250	254,080

		609,459
OHIO — 1.67%
City of Columbus GO Series A
5.00%, 07/01/14	200	202,448
Ohio State Water Development Authority RB Water Revenue
0.00%, 06/01/14	100	99,969
5.00%, 06/01/14	150	151,217
State of Ohio GO Series C
4.00%, 08/01/14	250	253,222
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/14	175	176,722
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/14	230	232,500

		1,116,078
OKLAHOMA — 1.25%
County of Oklahoma GOL Series A
3.25%, 08/01/14	230	232,406

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Grand River Dam Authority RB Electric Power & Light Revenues Series A
3.50%, 06/01/14	(BHAC)	$100	$100,554
Oklahoma Capital Improvement Authority RB Appropriations Series C
1.00%, 06/01/14		100	100,144
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
5.00%, 07/01/14	(AMBAC)	100	101,199
Tulsa County Independent School District No. 1 Tulsa GO Series A
2.00%, 06/01/14		300	300,924

			835,227
OREGON — 0.64%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14	(NPFGC)	220	221,789
Metro GOL Series B
4.00%, 06/01/14		100	100,650
Washington & Multnomah Counties School District No. 48J Beaverton GO Series A
5.00%, 06/01/14	(AGM)	100	100,812

			423,251
PENNSYLVANIA — 1.38%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/14		100	100,999
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14		100	100,649
Third Series
5.25%, 07/01/14		300	303,852

Security		Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/14		$150	$151,458
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14		160	161,614
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series A
4.00%, 06/01/14	(AGM)	100	100,621

			919,193
TENNESSEE — 0.34%
City of Murfreesboro RB Multiple Utility Revenue
2.50%, 06/01/14		100	100,392
Metropolitan Government of Nashville & Davidson County GO Series B
5.00%, 08/01/14		125	127,036

			227,428
TEXAS — 8.90%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	101,629
Series A
3.00%, 08/01/14		200	201,918
City of Dallas GOL
4.00%, 08/15/14		100	101,446
City of Houston RB Port Airport & Marina Revenue Series B
4.00%, 07/01/14	(NPFGC-FGIC)	100	100,946
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	100	101,625
City of San Antonio GOL
5.00%, 08/01/14		150	152,443
County of Bexar GOL
5.00%, 06/15/14	(AGM)	150	151,487
County of Harris GO Series C
5.00%, 08/15/14		100	101,819

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	$175	$178,155
5.00%, 08/15/16	(PR 08/15/14) (NPFGC-FGIC)	1,250	1,272,550
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	116,489
Dallas Independent School District GO Series A
5.00%, 08/15/14	(PSF)	150	152,727
Eagle Mountain & Saginaw Independent School District GO Series C
5.00%, 08/15/14	(PSF)	200	203,636
Houston Independent School District GOL Series A
6.30%, 08/15/14	(PSF)	200	204,578
Klein Independent School District GO Series A
5.00%, 08/01/14	(PSF)	100	101,629
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	200	202,844
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	101,539
Magnolia Independent School District GO
5.00%, 08/15/14	(PSF)	100	101,818
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	200	203,238
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	254,047
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	472,528
5.25%, 08/01/14	(PSF)	130	132,226
Round Rock Independent School District GO
4.00%, 08/01/14		150	151,943

Security		Principal (000s)	Value

San Antonio Independent School District GO
5.25%, 08/15/14	(PSF)	$100	$101,911
State of Texas GO Series B
5.00%, 08/01/14		150	152,444
Texas Public Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14		230	232,811
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/14		100	101,412
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	101,831
Series B
5.00%, 08/15/14		100	101,831
5.25%, 08/15/14		275	280,291

			5,935,791
UTAH — 3.06%
County of Salt Lake GO
4.00%, 06/15/14		100	100,802
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14		250	254,065
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	125,859
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/14		365	369,431
State of Utah GO
Series A
5.00%, 07/01/14		250	253,060
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	354,249
Series C
4.00%, 07/01/14		250	252,437
5.00%, 07/01/14		225	227,754

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Utah Transit Authority RB Sales Tax Revenue Series C
5.00%, 06/15/14	(AGM)	$100	$101,003

			2,038,660
VIRGINIA — 2.73%
City of Portsmouth GO
5.00%, 07/01/14	(ETM) (AGM)	5	5,061
5.00%, 07/01/14	(AGM)	95	96,158
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	101,412
Commonwealth of Virginia GO Series A
5.00%, 06/01/14		100	100,817
County of Loudoun GO
Series A
4.00%, 07/01/14		70	70,682
5.00%, 07/01/14	(SAW)	75	75,918
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	150	151,410
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	101,293
5.00%, 08/01/14		100	101,626
5.25%, 08/01/14	(NPFGC)	50	50,854
5.25%, 08/01/19	(PR 08/01/14)	500	508,510
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		110	111,789
5.25%, 08/01/14		190	193,247
Series D
5.00%, 08/01/14		150	152,439

			1,821,216
WASHINGTON — 4.87%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	105	106,707

Security		Principal (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		$100	$100,969
5.00%, 07/01/14		875	885,666
5.25%, 07/01/14	(NPFGC)	100	101,282
Series C
5.00%, 07/01/14		100	101,219
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(ETM) (FGIC)	50	50,602
5.00%, 07/01/14	(FGIC)	130	131,555
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	504,355
State of Washington GO
Series A
5.00%, 07/01/14		350	354,277
5.00%, 07/01/19	(PR 07/01/14)	355	359,303
Series B-1
4.00%, 08/01/14		100	101,295
Series C
5.00%, 07/01/14		100	101,222
5.00%, 08/01/14		140	142,281
5.50%, 07/01/14		200	202,694

			3,243,427
WISCONSIN — 0.77%
County of Milwaukee GO Series A
3.40%, 08/01/14		150	151,634
State of Wisconsin RB Sewer Revenue Series 2
5.50%, 06/01/14		160	161,435
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	101,219
Series B
5.00%, 07/01/14	(AMBAC)	100	101,219

			515,507

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $65,710,045)			65,804,593

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	153	$152,642

		152,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,642)		152,642

TOTAL INVESTMENTS IN SECURITIES — 98.94%
(Cost: $65,862,687)		65,957,235
Other Assets, Less Liabilities — 1.06%		708,241

NET ASSETS — 100.00%		$66,665,476

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SEEK  —  Support Education Excellence in Kentucky

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.51%

ALABAMA — 0.28%
Auburn University RB College & University Revenue
5.00%, 06/01/15		$140	$147,832
State of Alabama GO
Series C
4.00%, 06/01/15		125	130,612

			278,444
ALASKA — 1.05%
Borough of North Slope GO
Series A
4.00%, 06/30/15		100	104,767
5.00%, 06/30/15	(NPFGC)	210	222,631
City of Anchorage GO
Series B
5.00%, 08/01/15		115	122,373
Series D
5.00%, 08/01/15	(AMBAC)	150	159,617
State of Alaska GO
Series A
3.00%, 08/01/15		180	186,822
4.00%, 08/01/15		250	262,802

			1,059,012
ARIZONA — 4.95%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 01/01/20	(PR 07/01/15)	200	211,977
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/15		135	141,400
Series C
5.50%, 07/01/15		245	261,202
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	104,793
5.00%, 07/01/15		125	132,551
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	265,103

Security		Principal (000s)	Value

City of Chandler GO
5.00%, 07/01/15		$80	$84,781
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	102,908
City of Glendale GO
Series A
4.00%, 07/01/15		150	156,630
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	106,223
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	105,963
City of Phoenix GO Series B
4.00%, 07/01/15		300	314,379
City of Scottsdale GO Series 2008A
3.50%, 07/01/15		100	104,143
City of Tempe GO
3.38%, 07/01/15		200	207,974
County of Pima GO
5.00%, 07/01/15	(AGM)	185	196,032
County of Pima RB Sewer Revenue
Series A
4.00%, 07/01/15		225	235,755
5.00%, 07/01/15		70	74,220
Greater Arizona Development Authority RB Miscellaneous Revenue Series 1
5.00%, 08/01/15	(NPFGC)	95	100,555
Maricopa County Community College District GO
Series C
4.00%, 07/01/15		250	261,982
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/15		100	104,638
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	250	261,725

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	$415	$435,111
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	265,037
Phoenix Civic Improvement Corp. RB Sewer Revenue
4.00%, 07/01/15	(NPFGC)	200	209,560
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	209,586
Series B
4.00%, 07/01/15		100	104,793
Pima County Unified School District No. 1 Tucson GO
Series C
4.50%, 07/01/15	(NPFGC-FGIC)	120	126,236
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	106,041

			4,991,298
CALIFORNIA — 12.95%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	250	248,637
California State Public Works Board RB Lease Abatement
Series A
5.00%, 06/01/15		175	184,581
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	130	129,016
City & County of San Francisco GO
5.00%, 06/15/15		475	503,039
Series B
5.00%, 06/15/15		235	248,872
Series E
5.00%, 06/15/15		125	132,379
City of Los Angeles RB Wastewater System Revenue
4.00%, 06/01/15		125	130,598

Security		Principal (000s)	Value

City of Newport Beach COP Lease Abatement
4.00%, 07/01/15		$75	$78,431
City of Pasadena RB Electric Power & Light Revenues
Series A
4.00%, 06/01/15		125	130,505
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	154,225
Coast Community College District GO
5.25%, 08/01/15	(NPFGC)	215	229,534
County of Orange RB General Fund
Series A
5.00%, 06/01/15	(NPFGC)	140	147,770
County of Santa Clara GO
Series B
5.00%, 08/01/15		75	79,892
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	225	224,149
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/15	(NPFGC-FGIC)	100	106,855
Fremont Unified School District GO
4.00%, 08/01/15		135	141,786
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	106,578
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		150	155,648
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		250	265,462
5.00%, 07/01/15	(AGM)	125	132,731
Series B
5.00%, 07/01/15		175	185,824
Series D
5.00%, 07/01/15		200	212,370

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
4.00%, 07/01/15		$100	$104,651
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
1.00%, 07/01/15		260	262,956
5.00%, 07/01/15		480	509,438
Series A-1
5.00%, 07/01/15	(AGM)	230	244,106
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/15	(AMBAC)	125	132,649
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	212,706
5.75%, 07/01/15	(NPFGC)	100	106,977
Series A
3.00%, 07/01/15		100	103,545
6.00%, 07/01/15	(FGIC)	100	107,237
Series A-1
5.00%, 07/01/15		125	132,551
Series B
5.00%, 07/01/15	(AMBAC)	150	159,061
Series E
5.00%, 07/01/15	(AGM)	100	106,041
5.00%, 07/01/15	(AMBAC)	100	106,041
Series F
5.00%, 07/01/15	(FGIC)	225	238,592
Series H
5.00%, 07/01/15	(AGM)	100	106,041
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/15		190	201,702
Series B
2.50%, 07/01/15		100	103,036
4.00%, 07/01/15		95	99,664
Series C
4.00%, 07/01/15		80	83,866

Security		Principal (000s)	Value

Morgan Hill Unified School District GO
0.00%, 08/01/15	(AMBAC)	$60	$59,574
Newport Mesa Unified School District GO
3.50%, 08/01/15	(NPFGC)	100	104,362
Northern California Power Agency RB Electric Power & Light Revenues
5.00%, 07/01/15	(AGM)	200	212,108
Orange County Sanitation District RB Sewer Revenue
Series A
5.00%, 08/01/15		150	159,916
Rancho California Water District Financing Authority RB Water Revenue
Series A
3.50%, 08/01/15	(AGM)	100	104,129
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/15	(NPFGC)	100	106,678
Series U
3.38%, 08/15/15	(AGM)	210	218,814
5.00%, 08/15/15	(AGM)	115	122,384
San Diego Community College District GO
3.00%, 08/01/15		200	207,530
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/15		150	156,668
San Diego Unified School District GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	99,403
Series B
2.00%, 07/01/15		100	102,233
Series C-2
5.00%, 07/01/15	(AGM)	150	159,003
Series D-3
5.00%, 07/01/15	(AGM)	255	270,305

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(NPFGC)	$315	$334,234
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		260	272,152
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	105,914
Santa Clara Unified School District GO
1.00%, 07/01/15		200	202,096
Santa Monica Community College District GO
Series C
0.00%, 08/01/17	(PR 08/01/15) (NPFGC)	600	546,090
0.00%, 08/01/19	(PR 08/01/15) (NPFGC)	100	82,664
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	53,214
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		350	366,775
Series A
5.00%, 07/01/15		100	106,041
Series A-1
5.00%, 07/01/15	(AMBAC)	150	158,750
State of California GO
4.00%, 08/01/15		405	425,473
4.13%, 06/01/15	(NPFGC)	385	402,668
5.00%, 06/01/15		270	285,093
Series A
4.00%, 07/01/15		305	319,423
Visalia Unified School District GO
4.00%, 08/01/15		150	156,611

Security		Principal (000s)	Value

West Contra Costa Unified School District GO Series D
0.00%, 08/01/15	(NPFGC-FGIC)	$100	$99,118

			13,049,165
COLORADO — 1.03%
Colorado Department of Transportation RB Federal Grant Revenue Series B
5.00%, 06/15/15	(NPFGC)	125	132,270
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15	(NPFGC)	435	462,918
Platte River Power Authority RB Electric Power & Light Revenues Series GG
5.00%, 06/01/15	(AGM)	175	184,790
University of Colorado Regents RB College & University Revenue
5.25%, 06/01/15	(NPFGC-FGIC)	100	105,910
Series A
3.25%, 06/01/15		150	155,370

			1,041,258
CONNECTICUT — 1.17%
City of Danbury GO Series B
5.00%, 07/01/15		100	105,989
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	206,736
State of Connecticut GO Series C
5.00%, 06/01/15		420	443,810
State of Connecticut RB Water Revenue Series A
4.13%, 07/01/15		100	104,975
State of Connecticut ST Miscellaneous Taxes Series B
5.00%, 07/01/15	(AMBAC)	300	318,123

			1,179,633

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

DELAWARE — 0.55%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		$220	$233,376
State of Delaware GO
Series A
5.00%, 07/01/15		100	106,067
Series B
5.00%, 07/01/15		200	212,134

			551,577
DISTRICT OF COLUMBIA — 1.18%
District of Columbia GO
Series A
4.00%, 06/01/15		100	104,358
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	600	633,312
Series B
6.00%, 06/01/15	(NPFGC)	100	106,674
Series C
5.00%, 06/01/15	(AGM)	110	116,101
Series E
5.00%, 06/01/15	(BHAC)	220	232,201

			1,192,646
FLORIDA — 5.52%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	248,952
County of Hillsborough RB Water Revenue
5.50%, 08/01/15	(AMBAC)	110	117,682
County of Miami-Dade GO
4.00%, 07/01/15		100	104,638
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.50%, 07/01/15		210	218,377
5.00%, 07/01/15		975	1,032,125
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/15		250	265,070

Security		Principal (000s)	Value

Series B
5.00%, 07/01/15	(AMBAC)	$210	$222,659
Series C
5.00%, 07/01/15		125	132,535
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	500	529,490
5.00%, 07/01/15	(AMBAC)	100	105,898
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	132,535
Series B
4.00%, 07/01/15		465	487,227
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(SGI)	150	158,808
Series A
5.00%, 07/01/15		100	105,872
State of Florida GO
4.00%, 07/01/15		100	104,793
6.38%, 07/01/15		100	107,705
Series A
5.00%, 06/01/15		420	443,751
5.00%, 06/01/15	(NPFGC-FGIC)	415	438,468
Series B
4.00%, 06/01/15		100	104,490
5.00%, 06/01/15		200	211,310
Series C
5.00%, 06/01/15		100	105,655
Series D
5.00%, 06/01/15		175	184,896

			5,562,936
GEORGIA — 2.35%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	104,370
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	261,335

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
4.00%, 06/01/15		$100	$104,286
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15		395	416,859
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	157,641
Series A
4.00%, 08/01/15	(GTD)	100	105,094
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	140	148,312
5.00%, 07/01/15	(NPFGC-FGIC)	130	137,718
State of Georgia GO Series C
5.00%, 07/01/15		880	933,390

			2,369,005
HAWAII — 2.11%
City & County of Honolulu GO Series B
5.25%, 07/01/15	(AGM)	250	265,882
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	106,015
Series B
4.25%, 07/01/15	(NPFGC)	115	120,841
County of Hawaii GO Series B
5.00%, 07/15/15	(NPFGC)	100	106,127
County of Maui GO Series B
4.00%, 06/01/15		150	156,699
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	475	503,695

Security		Principal (000s)	Value

Series DO
5.00%, 08/01/15		$315	$335,239
Series EJ
5.00%, 08/01/15		135	143,674
State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15	(AGM)	250	261,170
University of Hawaii Board of Regents RB College & University Revenue Series A
5.00%, 07/15/15	(NPFGC)	120	127,257

			2,126,599
ILLINOIS — 2.37%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	78,746
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/15	(AGM)	100	106,435
Series A
5.00%, 07/01/15	(NPFGC)	140	148,366
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC)	100	106,665
Series B
5.50%, 06/01/15	(NPFGC-FGIC)	100	106,169
State of Illinois GO
4.00%, 07/01/15		100	104,355
5.00%, 08/01/15		100	105,948
First Series
5.50%, 08/01/15	(NPFGC)	330	351,820
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/15		415	438,937
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		125	130,691
5.00%, 06/15/15		420	444,144
5.00%, 06/15/15	(AGM)	100	105,694
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	159,444

			2,387,414

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

INDIANA — 0.10%
Purdue University Trustees RB College & University Revenue Series Y
4.50%, 07/01/15		$100	$105,404

			105,404
IOWA — 0.31%
City of West Des Moines GO Series A
4.00%, 06/01/15		100	104,490
Iowa Finance Authority RB Miscellaneous Revenue
3.00%, 08/01/15		100	103,762
5.00%, 08/01/15		100	106,425

			314,677
KENTUCKY — 0.71%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/21	(PR 08/01/15) (AGM)	350	372,194
5.00%, 08/01/22	(PR 08/01/15) (AGM)	125	132,926
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	106,341
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/15		100	106,015

			717,476
LOUISIANA — 0.55%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	275	292,784
Series B
5.00%, 07/15/15	(AGC)	250	265,653

			558,437
MAINE — 0.11%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	105,924

			105,924

Security		Principal (000s)	Value

MARYLAND — 5.77%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/15	(AMBAC)	$200	$211,952
County of Calvert GO
2.00%, 07/15/15		150	153,579
County of Frederick GO Series A
5.00%, 07/01/15		275	291,470
County of Howard GO Series B
5.00%, 08/15/15		330	351,886
County of Montgomery GO Series A
5.00%, 06/01/15		250	264,167
County of Montgomery GOL Series A
5.00%, 08/01/15		110	117,098
County of Prince George’s GOL Series A
5.00%, 07/15/15		100	106,248
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		410	433,235
State of Maryland GO
Second Series
4.00%, 08/01/15		500	525,605
5.00%, 07/15/15		250	265,620
5.00%, 08/01/15		180	191,615
Second Series A
3.00%, 08/01/15		150	155,685
4.00%, 08/01/15		100	105,121
5.00%, 08/01/15		100	106,453
5.00%, 08/01/17	(PR 08/01/15)	575	611,461
Series DD
5.50%, 08/01/15		100	107,118
Series E
5.00%, 08/01/15		65	69,194
Washington Suburban Sanitary District GO
4.25%, 06/01/15		150	157,190
5.00%, 06/01/15		445	470,218

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

5.00%, 06/01/16	(PR 06/01/15)	$620	$654,875
5.00%, 06/01/17	(PR 06/01/15)	440	464,750

			5,814,540
MASSACHUSETTS — 7.52%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15		515	548,089
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15		150	157,641
Series B
4.00%, 06/01/15		100	104,478
5.25%, 08/01/15		310	330,950
Series D
4.00%, 08/01/15		400	420,376
Commonwealth of Massachusetts RB Federal Grant Revenue Series A
5.00%, 06/15/15		100	105,791
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		250	264,167
5.50%, 06/01/15	(NPFGC-FGIC)	225	238,925
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	115,159
4.75%, 07/01/34	(PR 07/01/15)	1,015	1,072,622
Series B
5.00%, 07/01/15		170	180,380
Series C
5.00%, 07/01/15		100	105,989
Massachusetts Development Finance Agency RB College & University Revenue Series R-1
5.00%, 07/01/15		150	159,062
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
5.00%, 07/01/15		365	386,480

Security		Principal (000s)	Value

Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	$200	$211,822
Series C
5.00%, 07/01/15		100	105,781
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	400	426,412
5.00%, 08/15/15	(AMBAC)	250	266,507
5.00%, 08/15/22	(PR 08/15/15) (AGM)	460	489,978
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 9
5.25%, 08/01/17	(PR 08/01/15)	1,000	1,067,020
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	335,327
Series 12
5.00%, 08/01/15		150	159,680
Series A
5.25%, 08/01/15		300	320,355

			7,572,991
MICHIGAN — 0.63%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/15		600	636,480

			636,480
MINNESOTA — 1.60%
State of Minnesota GO
Series A
5.00%, 06/01/15		200	211,334
5.00%, 08/01/15		250	266,133
Series D
3.00%, 08/01/15		150	155,685
5.00%, 08/01/15		200	212,906
Series F
4.00%, 08/01/15		725	762,127

			1,608,185

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

MONTANA — 0.11%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/15	(NPFGC)	$105	$110,853

			110,853
NEBRASKA — 0.71%
City of Omaha GO
5.00%, 06/01/15		275	290,383
Omaha School District GO
4.00%, 06/15/15		300	313,950
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	106,194

			710,527
NEVADA — 1.54%
Clark County School District GOL
5.50%, 06/15/15	(AGM)	200	212,566
Series A
5.00%, 06/15/15	(NPFGC)	125	132,134
5.25%, 06/15/15	(NPFGC-FGIC)	375	397,530
Series B
5.00%, 06/15/15		270	285,409
County of Clark GOL Series B
5.00%, 06/01/15	(AGM)	200	211,080
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/15		100	105,937
County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/15		100	105,613
Series D
5.00%, 07/01/15		100	105,781

			1,556,050
NEW HAMPSHIRE — 0.85%
City of Nashua GO
5.00%, 07/15/15	(NPFGC)	175	185,862
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/15		405	431,685

Security		Principal (000s)	Value

State of New Hampshire GO
Series A
3.50%, 06/01/15		$125	$129,869
Series B
4.00%, 06/01/15		100	104,478

			851,894
NEW JERSEY — 3.30%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		400	420,496
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	106,067
Series J
5.00%, 07/01/15	(NPFGC)	125	132,405
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue Series A
5.00%, 06/15/15	(NPFGC-FGIC)	350	369,929
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/15	(ETM)	100	106,685
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	365,986
Series D
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	125	132,227
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	105,782
State of New Jersey GO
5.00%, 06/01/15		315	332,750
Series L
5.25%, 07/15/15	(AMBAC)	705	751,029
Series M
5.50%, 07/15/15	(AMBAC)	125	133,564

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series N
5.50%, 07/15/15	(AMBAC)	$105	$112,194
Series Q
5.00%, 08/15/15		240	255,814

			3,324,928
NEW MEXICO — 1.60%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		100	106,425
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15	(NPFGC)	500	530,775
New Mexico Finance Authority RB Miscellaneous Revenue Series A
5.00%, 06/15/15	(NPFGC)	150	158,574
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	250	259,337
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15		200	212,056
Series A
5.00%, 07/01/15		325	344,591

			1,611,758
NEW YORK — 9.80%
City of New York GO
Series A
4.00%, 08/01/15		140	147,119
5.00%, 08/01/15		250	266,040
Series A-1
5.00%, 08/01/15		955	1,016,273
Series B
4.00%, 08/01/15		100	105,085
5.00%, 08/01/15		200	212,832
Series C
5.00%, 08/01/15		200	212,832
Series D
5.00%, 08/01/15		100	106,416
Series E
3.00%, 08/01/15		150	155,629
4.00%, 08/01/15		225	236,441
5.00%, 08/01/15		530	564,005

Security		Principal (000s)	Value

Series F
5.00%, 08/01/15		$85	$90,454
Series G
5.00%, 08/01/15		220	234,115
Series H
3.00%, 08/01/15		100	103,753
4.00%, 08/01/15		180	189,153
Series I
4.00%, 08/01/15		235	246,950
5.00%, 08/01/15		100	106,416
Series I-1
5.00%, 08/01/15		200	212,832
Series J-1
4.00%, 08/01/15		100	105,085
5.00%, 08/01/15		100	106,416
Series O
5.00%, 06/01/15	(ETM)	25	26,379
5.00%, 06/01/15		215	227,107
Series P
3.60%, 08/01/15	(NPFGC)	100	104,552
County of Orange GO Series A
5.00%, 07/15/15		100	106,207
Long Island Power Authority RB Electric Power & Light Revenues Series A
0.00%, 06/01/15	(AGM)	100	99,448
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.50%, 07/01/15	(SAP)	85	90,665
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		150	158,802
Series C
5.00%, 06/15/15		175	185,269
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
4.00%, 08/01/15		150	157,602
Series S-1
4.00%, 07/15/15	(SAW)	205	214,926

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	$100	$106,128
Series S-1A
5.00%, 07/15/15	(SAW)	150	159,192
Series S-2
5.00%, 07/15/15	(SAW)	115	122,047
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		475	505,395
Series A-3
4.00%, 08/01/15		85	89,308
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		200	211,952
Series A
3.00%, 07/01/15		250	258,702
3.00%, 07/01/15	(GOI)	100	103,545
4.00%, 07/01/15		100	104,445
5.00%, 07/01/15	(NPFGC)	330	349,721
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		275	291,137
Series E
5.00%, 08/15/15		150	159,975
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		200	211,848
5.00%, 07/01/15	(NPFGC-FGIC)	180	190,757
Series A
5.00%, 08/01/15		200	212,798
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/15		345	367,484
Series A
5.00%, 06/15/15		140	148,281
Series C
5.00%, 06/15/15		310	328,336

Security		Principal (000s)	Value

Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	$155	$165,125

			9,874,979
NORTH CAROLINA — 1.27%
City of Charlotte RB Water & Sewer Revenue Series A
5.50%, 07/01/15		165	175,976
County of Durham GO Series B
4.00%, 06/01/15		100	104,502
County of Mecklenburg GO Series A
4.00%, 08/01/15		375	394,204
State of North Carolina GO Series A
5.00%, 06/01/15		420	443,801
Town of Cary GO Series B
4.00%, 06/01/15		150	156,753

			1,275,236
OHIO — 2.17%
City of Columbus GO Series A
5.00%, 06/01/15		570	602,302
Ohio State University (The) RB College & University Revenue Series A
4.75%, 06/01/15		100	105,335
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23	(PR 06/01/15)	200	211,152
State of Ohio GO
5.00%, 08/01/15		200	212,794
Series C
2.50%, 08/01/15		175	180,373
5.00%, 08/01/15		420	446,867
State of Ohio RB Federal Grant Revenue Series 2007-1
5.00%, 06/15/15	(AGM)	50	52,852

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/15		$350	$372,068

			2,183,743
OKLAHOMA — 1.03%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
3.38%, 06/01/15	(BHAC)	150	155,481
Oklahoma Capital Improvement Authority RB Appropriations Series A
2.00%, 07/01/15		120	122,634
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
4.00%, 07/01/15	(AMBAC)	100	104,625
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		200	209,200
Oklahoma County Independent School District No. 89
3.70%, 07/01/15	(NPFGC-FGIC)	100	104,174
State of Oklahoma GO Series A
4.00%, 07/15/15		125	131,184
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		200	211,286

			1,038,584
OREGON — 0.90%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/15	(NPFGC)	400	422,524
City of Salem GOL
4.00%, 06/01/15		250	261,075
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	227,107

			910,706

Security		Principal (000s)	Value

PENNSYLVANIA — 2.38%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 08/01/15	(AMBAC)	$250	$265,785
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		400	424,164
First Series
5.00%, 07/01/15		235	249,196
Second Series
5.00%, 08/01/15		50	53,213
Third Series
5.25%, 07/01/15		250	265,882
County of Bucks GO
5.00%, 06/01/15		90	95,130
County of York GO
5.00%, 06/01/15	(NPFGC)	100	105,534
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		115	120,587
5.00%, 07/01/15		400	424,424
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15		125	132,176
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
4.75%, 06/01/15	(AGM)	150	157,650
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15) (AGM)	100	106,860

			2,400,601
RHODE ISLAND — 0.17%
Rhode Island Economic Development Corp. SO Grant Anticipation Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	168,811

			168,811

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.44%
State of South Carolina GO Series A
4.00%, 06/01/15		$420	$438,908

			438,908
SOUTH DAKOTA — 0.23%
South Dakota Conservancy District RB Water Revenue Series B
5.00%, 08/01/15		100	106,369
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15	(AGM)	115	121,322

			227,691
TENNESSEE — 0.60%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 08/01/15		100	106,439
Series A
4.00%, 07/01/15		225	235,813
5.00%, 07/01/15		150	159,081
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series B
4.00%, 07/01/15	(AGM)	100	104,381

			605,714
TEXAS — 6.35%
Austin Independent School District GO
4.00%, 08/01/15		100	105,094
4.50%, 08/01/15	(NPFGC)	100	105,759
5.25%, 08/01/15	(PSF)	250	267,033
City of Bryan RB Electric Power & Light Revenues
5.00%, 07/01/15		75	79,346
City of Corpus Christi RB Water Revenue
4.00%, 07/15/15		250	261,975
City of Dallas GOL
5.00%, 08/15/15		100	106,603
City of El Paso GOL
5.00%, 08/15/15	(AGM)	175	186,380

Security		Principal (000s)	Value

City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15	(NPFGC-FGIC)	$200	$211,640
City of San Antonio GOL
5.00%, 08/01/15		165	175,715
Corpus Christi Independent School District GO
4.00%, 08/15/15		100	105,219
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	264,322
County of Harris GOL Series C
4.00%, 08/15/15		200	210,496
Houston Independent School District GOL
0.00%, 08/15/15	(PSF)	100	99,576
3.00%, 07/15/15		185	191,747
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	117,263
Keller Independent School District GO
5.50%, 08/15/15	(PSF)	100	107,346
Klein Independent School District GO Series A
5.00%, 08/01/15	(PSF)	50	53,240
Leander Independent School District GO
0.00%, 08/15/15	(PSF)	285	283,792
5.00%, 08/15/15	(PSF)	100	106,603
Lewisville Independent School District GO
5.00%, 08/15/15	(NPFGC-FGIC)	150	159,819
Lone Star College System GOL
4.00%, 08/15/15		100	105,177
Magnolia Independent School District GO
5.00%, 08/15/15	(PSF)	100	106,603
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	116,975

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		$100	$103,193
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	267,365
Round Rock Independent School District GO
5.00%, 08/01/15		200	212,960
5.00%, 08/01/15	(PSF)	100	106,480
San Antonio Independent School District GO
5.25%, 08/15/15	(PSF)	180	192,605
Socorro Independent School District GO Series A
5.00%, 08/15/15	(PSF)	300	319,983
State of Texas GO
Series A
4.00%, 08/01/15		250	262,735
Series E
5.00%, 08/01/15		200	212,988
Texas Public Finance Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		150	157,287
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		205	217,780
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/15		100	107,032
Series A
5.00%, 08/15/15		100	106,689
Series B
5.25%, 08/15/15		365	390,667
Series C
5.00%, 08/15/15		200	213,378

			6,398,865

Security		Principal (000s)	Value

UTAH — 2.02%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/15		$125	$133,031
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		100	105,950
Series B
5.00%, 07/01/15		200	211,900
State of Utah GO
Series A
5.00%, 07/01/15		405	429,571
Series B
4.00%, 07/01/15		960	1,006,263
Utah Transit Authority RB Sales Tax Revenue Series C
5.25%, 06/15/15	(AGM)	140	148,564

			2,035,279
VERMONT — 0.26%
State of Vermont GO Series C
5.00%, 08/15/15		250	266,580

			266,580
VIRGINIA — 4.01%
City of Alexandria GO Series A
5.00%, 07/15/15		100	106,248
City of Richmond GO Series A
5.00%, 07/15/15	(AGM)	400	424,936
Commonwealth of Virginia GO
5.00%, 06/01/15		275	290,584
Series B
5.00%, 06/01/15		350	369,834
County of Arlington GO Series D
4.00%, 08/01/15		475	499,458
County of Henrico GO
5.00%, 07/15/15		100	106,248

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

County of Loudoun GO
Series A
5.00%, 07/01/15	(SAW)	$100	$106,067
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	528,065
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		100	106,425
Series B
5.00%, 08/01/15		300	319,275
Series C
5.00%, 08/01/15		250	266,063
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/15		225	240,174
Series A
5.00%, 08/01/15		340	361,845
Series B
5.25%, 08/01/15		300	320,232

			4,045,454
WASHINGTON — 4.94%
City of Seattle GOL Series B
5.00%, 08/01/15		185	197,014
City of Seattle RB Water Revenue Series B
4.00%, 08/01/15		100	105,094
County of King GOL Series A
5.00%, 07/01/15		165	174,968
County of Pierce RB Sewer Revenue
4.00%, 08/01/15		120	126,046
Energy Northwest RB Electric Power & Light Revenues
Series A
3.00%, 07/01/15		145	150,140
3.25%, 07/01/15		100	103,857
4.00%, 07/01/15		130	136,231
5.00%, 07/01/15		840	890,744
5.50%, 07/01/15		150	159,998
Series C
5.00%, 07/01/15		250	265,102

Security		Principal (000s)	Value

King County School District No. 411 Issaquah GO
5.63%, 06/01/15	(AGM)	$250	$265,897
Port of Seattle GOL
5.00%, 06/01/15		160	169,048
Port of Seattle RB Port Airport & Marina Revenue
3.00%, 08/01/15		100	103,562
4.00%, 06/01/15		100	104,304
Series A
5.00%, 08/01/15		100	106,221
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	248,875
4.00%, 07/01/15		175	183,410
Series A
5.00%, 07/01/15		300	318,162
Series C
5.00%, 08/01/15		145	154,337
Series D
5.00%, 07/01/15		225	238,621
Series F
4.50%, 07/01/15		570	600,951
Series R-2006A
5.00%, 07/01/15	(AMBAC)	170	180,292

			4,982,874
WEST VIRGINIA — 0.10%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	100	105,619

			105,619
WISCONSIN — 0.92%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		485	514,225
Series A
5.00%, 07/01/15		150	159,061
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/15	(AGM)	135	143,577

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue Series 4
5.00%, 06/01/15	$100	$105,643

		922,506

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $98,429,697)		99,271,261

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	516	515,922

		515,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $515,922)		515,922

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $98,945,619)		99,787,183
Other Assets, Less Liabilities — 0.98%		983,253

NET ASSETS — 100.00%		$100,770,436

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.72%

ALASKA — 0.77%
Borough of North Slope GO
Series A
5.00%, 06/30/16	(NPFGC)	$100	$109,984
Series B
4.00%, 06/30/16		175	188,564
City of Anchorage GO
Series A
5.00%, 08/01/16		100	110,482
Series D
5.00%, 08/01/16	(AMBAC)	100	110,482
State of Alaska GO
Series A
4.00%, 08/01/16		225	243,590
5.00%, 08/01/16		125	138,226

			901,328
ARIZONA — 5.17%
Arizona State University Board of Regents RB University Revenue Series A
4.00%, 07/01/16	(AMBAC)	100	107,657
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	218,880
Arizona Transportation Board RB Federal Grant Revenue
4.00%, 07/01/16		95	102,496
Series A
4.00%, 07/01/16		250	269,727
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		415	457,222
5.00%, 07/01/21	(PR 07/01/16)	100	110,293
City of Chandler GOL
5.00%, 07/01/16		100	110,031
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	107,518
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	188,367

Security		Principal (000s)	Value

5.25%, 07/01/16	(NPFGC-FGIC)	$110	$121,727
City of Phoenix GO
Series A
5.00%, 07/01/16		200	220,396
6.25%, 07/01/16		100	112,920
City of Phoenix GOL Series C
4.00%, 07/01/16		200	215,922
City of Scottsdale GO
5.00%, 07/01/16		75	82,631
City of Scottsdale GOL
5.00%, 07/01/16		195	214,839
City of Tempe GO
Series A
3.00%, 07/01/16		125	132,156
Series C
4.00%, 07/01/16		160	172,738
County of Pima GO
4.50%, 07/01/16	(NPFGC-FGIC)	125	136,261
County of Pima RB Sewer Revenue
4.00%, 07/01/16	(AGM)	125	134,923
Maricopa County Community College District GO Series D
2.00%, 07/01/16		150	155,234
Maricopa County Unified School District No. 210 Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	99,408
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	107,657
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	105,913
Maricopa County Unified School District No. 48 Scottsdale GO Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	137,108
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		50	53,875

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Excise Tax Revenue Series A
4.00%, 07/01/16		$100	$107,891
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
4.00%, 07/01/16		250	269,257
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/16		210	231,214
Series B
5.00%, 07/01/16	(NPFGC)	170	186,328
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/16		160	176,278
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/16		300	330,594
5.50%, 07/01/16		200	222,632
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/16		120	132,238
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	435,468
Town of Gilbert GO
5.00%, 07/01/16		100	110,126

			6,077,925
CALIFORNIA — 10.57%
Alameda County Unified School District GO Series A
0.00%, 08/01/16	(AGM)	185	181,479
Berkeley Unified School District GO
3.00%, 08/01/16		300	318,192
California State Public Works Board RB Lease Abatement Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	175,757

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	$300	$292,587
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/16		150	161,609
5.00%, 06/01/16		415	456,060
City of Pasadena RB Electric Power & Light Revenues
3.00%, 06/01/16		170	179,209
Coast Community College District GO Series B
4.75%, 08/01/16	(AGM)	100	110,001
Desert Sands Unified School District GO
5.00%, 08/01/16		100	110,408
East Bay Municipal Utility District RB Sewer Revenue Series A
4.00%, 06/01/16		100	107,886
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/16		300	330,150
Series B
5.00%, 06/01/16		100	110,050
5.00%, 06/01/16	(NPFGC-FGIC)	60	66,030
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/16	(NPFGC)	100	109,936
Long Beach Unified School District GO Series A
5.00%, 08/01/16		125	137,949
Los Angeles Community College District GO
Series E
5.00%, 08/01/16	(AGM)	200	221,162
Series E-1
3.25%, 08/01/16		200	213,046

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/16		$220	$242,068
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	110,175
5.00%, 07/01/16		275	303,960
Series A
5.00%, 07/01/16		290	320,540
Series B
4.00%, 06/01/16		125	134,999
Series D
5.00%, 07/01/16		150	165,797
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		225	243,441
5.00%, 07/01/16		300	331,308
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	111,923
Series A-1
4.00%, 07/01/16		100	108,008
Series B
5.00%, 07/01/16	(AGM)	300	330,735
Series E
5.00%, 07/01/16	(AGM)	200	220,490
Series F
5.00%, 07/01/16	(FGIC)	100	110,245
Series G
5.00%, 07/01/16	(AMBAC)	170	187,416
Series H
5.00%, 07/01/16	(AGM)	55	60,635
Series I
5.00%, 07/01/16		75	82,684
Series KY
5.00%, 07/01/16		370	407,906

Security		Principal (000s)	Value

M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/16	(AGM)	$130	$142,640
Metropolitan Water District of Southern California RB Water Revenue
3.00%, 07/01/16		100	105,934
Series B
4.00%, 07/01/16		100	108,173
5.00%, 07/01/16		100	110,412
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 06/01/16		100	109,959
Series A
5.00%, 07/01/16		100	110,340
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	100	109,593
5.00%, 07/01/16	(NPFGC)	200	219,920
Sacramento County Water Financing Authority RB Water Revenue Series A
5.00%, 06/01/16	(NPFGC-FGIC)	100	109,704
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/16	(AGM)	195	215,301
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	106,288
San Diego Community College District GO
4.00%, 08/01/16		325	352,882
San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/16		325	359,042
San Diego Unified School District GO Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	97,934

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

San Francisco Unified School District GO Series E
5.00%, 06/15/16		$250	$275,480
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	109,667
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	175	172,012
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	110,245
Series 2010-1
5.00%, 07/01/16		100	110,245
Series A
4.00%, 07/01/16		200	216,016
5.00%, 07/01/16		225	248,051
State of California GO
4.13%, 06/01/16	(SGI)	125	134,903
5.00%, 06/01/16	(SGI)	200	219,544
5.00%, 08/01/16		790	872,776
Series A
4.00%, 07/01/16		345	372,790
5.00%, 07/01/16		520	573,274

			12,426,966
COLORADO — 1.69%
City & County of Denver GO
5.00%, 08/01/16		130	143,755
5.00%, 08/01/21	(PR 08/01/16)	425	470,233
Series A
5.00%, 08/01/16		410	453,382
Colorado Department of Transportation RB Federal Grant Revenue
Series B
4.25%, 06/15/16	(NPFGC)	120	129,955
5.50%, 06/15/16	(NPFGC)	325	360,864
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/16		150	164,265

Security		Principal (000s)	Value

University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		$150	$153,359
Series B-1
5.00%, 06/01/16		100	109,776

			1,985,589
CONNECTICUT — 1.15%
City of Norwalk GO Series B
5.00%, 07/01/16		100	110,245
Connecticut State Health & Educational Facility Authority RB College & University Revenue Series A
1.35%, 07/01/42	(PR 07/21/16)	350	356,468
State of Connecticut GO Series C
5.00%, 06/01/16		250	274,467
State of Connecticut RB Water Revenue Series A
4.20%, 07/01/16		100	108,408
State of Connecticut ST Miscellaneous Taxes
5.25%, 07/01/16	(AMBAC)	360	398,466
Town of Stratford GO
4.00%, 08/01/16		100	107,708

			1,355,762
DELAWARE — 0.75%
County of New Castle GO
Series A
4.00%, 07/15/16		100	108,080
5.00%, 07/15/16		200	220,806
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16		150	165,403
State of Delaware GO
5.00%, 07/01/16		100	110,293
Series B
3.00%, 07/01/16		100	105,771
5.00%, 07/01/16		155	170,880

			881,233

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.63%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	$220	$242,354
Series C
5.00%, 06/01/16	(AGM)	250	274,057
Series F
5.00%, 06/01/16	(BHAC)	50	54,812
Washington Metropolitan Area Transit Authority RB Transit Revenue Series A
5.00%, 07/01/16		150	164,621

			735,844
FLORIDA — 6.10%
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/16		75	81,850
County of Miami-Dade GO
2.70%, 07/01/16		115	120,468
Series B
5.00%, 07/01/16		150	164,833
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	375	412,050
County of Palm Beach GO
4.00%, 08/01/16		115	124,390
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16		180	192,694
5.00%, 07/01/16		1,130	1,241,214
Florida State Board of Education GO Series A
5.00%, 06/01/16		300	329,532
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/16		100	110,174
Series B
5.00%, 07/01/16		200	220,348
5.00%, 07/01/16	(NPFGC)	315	347,048

Security		Principal (000s)	Value

Series C
5.00%, 07/01/16		$270	$297,470
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series A
5.00%, 07/01/16	(AGM)	75	82,399
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	290	318,608
5.00%, 07/01/16	(NPFGC)	100	109,865
Series B
5.00%, 07/01/16	(NPFGC)	115	126,345
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		150	165,261
Series B
5.00%, 07/01/16		100	110,174
Florida Water Pollution Control Financing Corp. RB Miscellaneous Revenue Series A
5.00%, 07/15/16		50	55,190
Lee County School Board COP Lease Renewal Series B
3.00%, 08/01/16		100	105,126
Miami-Dade County Expressway Authority RB Highway Revenue Tolls Series A
3.00%, 07/01/16	(AGM)	100	105,148
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		300	322,761
Sarasota County School Board COP Lease Appropriation Series B
3.00%, 07/01/16		210	221,101

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Florida GO
5.00%, 07/01/16		$250	$275,495
Series B
5.00%, 06/01/16		200	219,688
Series C
5.00%, 06/01/16		690	757,924
Series D
5.00%, 06/01/16		170	186,735
5.25%, 06/01/16		215	237,323
Series E
5.00%, 06/01/16		120	131,813

			7,173,027
GEORGIA — 2.99%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	108,096
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	211,073
Cherokee County Board of Education GO Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	163,012
County of Douglas GO
4.00%, 08/01/16		130	140,651
Forsyth County School District GO
5.00%, 07/01/16		100	110,317
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
4.00%, 06/01/16		120	128,660
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	660	723,914
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.25%, 08/01/16	(GTD)	100	108,793
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	170	186,973
5.00%, 07/01/16	(NPFGC-FGIC)	125	137,480

Security		Principal (000s)	Value

State of Georgia GO
Series A
5.00%, 07/01/16		$110	$121,270
Series B
5.00%, 07/01/16		150	165,367
5.75%, 08/01/16		110	123,552
Series E
5.00%, 08/01/16		775	857,003
Series E-1
4.00%, 07/01/16		210	226,817

			3,512,978
HAWAII — 1.34%
City & County of Honolulu GO
Series A
5.25%, 07/01/16	(AGM)	190	210,438
Series B
2.00%, 08/01/16		100	103,581
5.00%, 08/01/16		100	110,536
City & County of Honolulu RB Wastewater Revenue
Series A
4.00%, 07/01/16		200	215,594
4.25%, 07/01/16	(NPFGC)	100	108,356
5.00%, 07/01/16	(NPFGC)	100	110,031
County of Hawaii GO Series A
5.00%, 07/15/16	(AGC)	100	110,137
State of Hawaii GO Series DN
5.00%, 08/01/16		400	442,144
University of Hawaii System Board of Regents RB College & University Revenue Series A
4.00%, 07/15/16	(NPFGC)	150	161,612

			1,572,429
IDAHO — 0.12%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	138,139

			138,139

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

ILLINOIS — 5.10%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	$100	$108,457
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/16		255	280,398
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	465	512,086
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	165,189
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	605,693
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,189,361
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	205	198,829
5.50%, 06/15/16	(FGIC)	100	110,895
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	133,434
Series A
5.75%, 07/01/16	(NPFGC)	65	72,547
State of Illinois GO
5.00%, 08/01/16		760	833,469
Series A
5.00%, 06/01/16		220	240,046
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/16		530	582,645
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/16		100	105,460
4.00%, 06/15/16		290	312,186
5.00%, 06/15/16		300	329,520
5.00%, 06/15/16	(NPFGC)	100	109,631

Security		Principal (000s)	Value

Series B
4.50%, 06/15/16		$100	$108,745

			5,998,591
INDIANA — 0.44%
Indiana University RB College & University Revenue
Series 2008A
3.50%, 06/01/16		100	106,613
Series S
3.50%, 08/01/16		175	187,351
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue Series A
5.50%, 07/01/16	(NPFGC)	100	110,482
Purdue University Trustees RB College & University Revenue Series Y
4.50%, 07/01/16		100	109,056

			513,502
IOWA — 0.64%
City of Des Moines GO Series H
5.00%, 06/01/16		200	219,734
City of West Des Moines GO Series A
4.00%, 06/01/16		100	107,668
Iowa City Community School District GO Series B
3.00%, 06/01/16		100	105,514
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		200	220,964
State of Iowa RB Miscellaneous Revenue Series A
3.00%, 06/01/16		100	105,536

			759,416
KENTUCKY — 0.18%
Kentucky State Property & Buildings Commission RB General Fund Series A
3.50%, 08/01/16		100	106,776

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/16		$100	$110,079

			216,855
LOUISIANA — 0.56%
City of Shreveport GO
5.00%, 08/01/16		150	164,429
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue Series B
5.00%, 06/01/16	(AMBAC)	100	108,344
State of Louisiana GO
Series A
5.00%, 08/01/16		100	110,610
Series C
5.00%, 07/15/16		250	276,072

			659,455
MARYLAND — 3.66%
County of Calvert GO
3.00%, 07/15/16		100	105,829
County of Frederick GO Series B
4.00%, 08/01/16		225	243,151
County of Howard GO Series B
5.00%, 08/15/16		215	238,085
County of Montgomery GO Series A
5.00%, 07/01/16		400	440,980
County of Montgomery GOL Series A
5.00%, 08/01/16		100	110,581
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/16		100	109,890
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	161,941

Security		Principal (000s)	Value

Series A
3.00%, 07/01/16		$100	$105,725
Maryland State Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16		300	330,594
State of Maryland GO
First Series C
4.00%, 08/15/16		120	130,056
Second Series
5.00%, 08/01/16		1,210	1,338,030
5.00%, 08/01/19	(PR 08/01/16)	100	110,643
Second Series A
5.00%, 08/01/16		150	165,871
Second Series E
5.00%, 08/01/16		175	193,517
Series A
2.00%, 08/01/16		100	103,624
Series B
5.00%, 08/01/16		150	165,871
Washington Suburban Sanitary District GO
5.00%, 06/01/16		125	137,363
Series A
4.00%, 06/01/16		100	107,735

			4,299,486
MASSACHUSETTS — 7.24%
City of Boston GO Series C
5.00%, 08/01/16		175	193,517
Commonwealth of Massachusetts GO
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	550,190
5.00%, 08/01/21	(PR 08/01/16)	675	746,671
5.00%, 08/01/22	(PR 08/01/16)	110	121,680
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	806,913
Series B
4.00%, 06/01/16		75	80,768
5.00%, 08/01/16		700	773,752
Series D
5.00%, 08/01/16		245	270,813

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16		$100	$110,829
5.50%, 06/01/16	(NPFGC-FGIC)	200	221,658
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16		750	827,017
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		360	399,154
5.50%, 07/01/16		360	401,166
Massachusetts Health & Educational Facilities Authority RB College & University Revenue Series O
5.00%, 07/01/16		410	452,394
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
4.00%, 07/01/16		100	107,633
Massachusetts Port Authority RB Port Airport & Marina Revenue Series D
5.50%, 07/01/16	(AGM)	165	182,412
Massachusetts School Building Authority RB Sales Tax Revenue Series A
4.00%, 08/15/16	(AMBAC)	145	157,089
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue Series A
5.00%, 08/01/16		195	215,633
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		280	303,134
5.00%, 08/01/16		250	276,452
Series 15A
5.00%, 08/01/16		100	110,581

Security		Principal (000s)	Value

Series A
5.25%, 08/01/16		$250	$277,902
Massachusetts Water Resources Authority RB General Revenue
Series A
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	500	553,090
Series J
5.25%, 08/01/16	(AGM)	240	266,676
Massachusetts Water Resources Authority RB Water Revenue Series B
5.50%, 08/01/16	(AGM)	100	111,828

			8,518,952
MICHIGAN — 0.54%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16		575	633,771

			633,771
MINNESOTA — 1.38%
State of Minnesota GO
5.00%, 06/01/16		220	241,657
Series A
5.00%, 08/01/16		500	552,660
Series D
4.00%, 08/01/16		100	108,213
5.00%, 08/01/16		270	298,437
Series F
4.00%, 08/01/16		395	427,441

			1,628,408
MISSISSIPPI — 0.09%
Mississippi Development Bank RB Miscellaneous Revenue Series A
5.00%, 07/01/16	(AMBAC)	100	108,246

			108,246
MISSOURI — 0.37%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	110,142

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/16		$300	$330,807

			440,949
MONTANA — 0.23%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/16		250	268,973

			268,973
NEBRASKA — 0.35%
Omaha Metropolitan Utilities District RB Water Revenue Series B
4.00%, 06/01/16	(NPFGC)	150	160,905
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	225	248,139

			409,044
NEVADA — 1.27%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16		100	109,676
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	108,653
Series C
5.00%, 06/15/16		115	126,209
5.00%, 06/15/16	(NPFGC)	100	109,747
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16		150	164,763
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	300	329,952
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/16		125	136,770

Security		Principal (000s)	Value

Series F
5.00%, 07/01/16		$150	$164,124
State of Nevada GOL
5.00%, 06/01/16		225	247,228

			1,497,122
NEW HAMPSHIRE — 0.57%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		265	293,138
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	105,725
5.00%, 06/01/17	(PR 06/01/16) (NPFGC)	145	159,346
Series B
4.00%, 06/01/16		100	107,690

			665,899
NEW JERSEY — 2.44%
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/16		250	274,077
5.00%, 06/15/16	(AGM)	225	246,674
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/16		100	110,245
Series D
5.00%, 07/01/16	(AGM)	100	110,174
Series E
5.00%, 07/01/16		100	110,245
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
4.00%, 06/15/16		270	290,407
5.00%, 06/15/16		175	192,057
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		100	111,363

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/16		$50	$54,874
State of New Jersey GO
5.00%, 06/01/16		370	406,467
Series H
5.25%, 07/01/16		105	116,319
5.25%, 07/01/16	(NPFGC)	100	110,780
Series L
5.25%, 07/15/16	(AMBAC)	390	432,685
Series M
5.50%, 07/15/16	(AMBAC)	125	139,393
Series Q
4.00%, 08/15/16		150	162,523

			2,868,283
NEW MEXICO — 1.85%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	100	110,661
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	108,218
Series B
5.00%, 08/01/16	(SAW)	150	165,804
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	105,702
4.00%, 07/01/16		105	113,335
Series B
4.50%, 07/01/16	(NPFGC)	100	109,056
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16		200	220,396
New Mexico Finance Authority RB Miscellaneous Taxes
4.00%, 06/15/16		410	442,050
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	200	211,558
4.00%, 08/01/16	(SAW)	100	108,096

Security	Principal (000s)	Value

State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/16	$140	$154,243
Series B
5.00%, 07/01/16	300	330,378

		2,179,497
NEW YORK — 10.97%
City of New York GO
Series A
3.00%, 08/01/16	220	232,925
Series A-1
4.00%, 08/15/16	125	135,390
5.00%, 08/01/16	125	138,139
5.00%, 08/15/16	300	332,004
Series B
4.00%, 08/01/16	1,690	1,828,462
5.00%, 08/01/16	315	348,110
Series C
5.00%, 08/01/16	175	193,394
5.25%, 08/01/16	100	111,091
Series D
5.00%, 08/01/16	100	110,511
Series E
5.00%, 08/01/16	500	552,555
Series F
3.00%, 08/01/16	225	238,219
5.00%, 08/01/16	260	287,329
Series G
5.00%, 08/01/16	250	276,277
5.25%, 08/01/16	200	222,182
Series I
3.00%, 08/01/16	200	211,750
5.00%, 08/01/16	100	110,511
Series J
5.00%, 08/01/16	325	359,161
Series J-1
4.00%, 08/01/16	150	162,290
5.00%, 08/01/16	440	486,248
County of Westchester GO
Series B
3.00%, 06/01/16	100	105,581

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
0.00%, 06/01/16	(AGM)	$165	$161,616
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	300	335,769
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		210	230,691
Series BB
4.00%, 06/15/16		100	107,754
Series EE
3.00%, 06/15/16		120	126,674
5.00%, 06/15/16		135	148,302
Series FF
5.00%, 06/15/16		265	291,110
Series GG
5.00%, 06/15/16		100	109,853
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/16		165	182,106
Series C-1
3.00%, 08/01/16		200	211,470
4.00%, 08/01/16		100	108,051
Series S-1
5.00%, 07/15/16	(SAW)	250	275,170
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	113,187
5.00%, 07/15/16	(SAW)	250	275,170
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/16		100	110,367
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		575	630,499

Security		Principal (000s)	Value

Series A
4.00%, 07/01/16		$100	$107,423
5.00%, 07/01/16		95	104,304
5.00%, 07/01/16	(GOI)	140	154,309
Series B
5.00%, 07/01/16		225	248,051
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		125	134,721
5.00%, 06/15/16		100	109,969
Series E
5.00%, 08/15/16		200	221,298
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	110,031
5.00%, 08/01/16		100	110,367
New York State Environmental Facilities Corp. RB Water Revenue
3.00%, 06/15/16		150	158,037
5.00%, 06/15/16		100	110,109
Series A
5.00%, 06/15/16		570	627,621
5.50%, 06/15/16		100	111,206
Series C
4.00%, 06/15/16		150	161,321
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	104,885
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/16	(AGM)	325	359,346
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	107,809

			12,900,725
NORTH CAROLINA — 2.30%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	221,072
City of Charlotte GO
5.00%, 08/01/16		295	326,214

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 06/01/16		$200	$219,780
City of Charlotte RB Water & Sewer Revenue Series A
5.00%, 07/01/16		275	302,912
County of Davidson GO
5.00%, 06/01/16	(AGM)	125	137,305
County of Durham COP Lease Appropriation Series A
4.00%, 06/01/16		100	107,555
County of Forsyth GO
3.50%, 08/01/16		100	107,103
4.00%, 07/01/16		150	162,012
County of Mecklenburg GO
Series A
3.00%, 08/01/16		150	158,915
4.00%, 08/01/16		115	124,501
5.00%, 08/01/16		150	165,872
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	120	131,873
5.25%, 06/01/16		350	386,501
Series B
5.00%, 06/01/16		140	153,846

			2,705,461
OHIO — 2.39%
City of Columbus GO
Series 2012-3
5.00%, 08/15/16		125	138,359
Series A
4.00%, 07/01/16		100	107,961
5.00%, 08/15/16		100	110,687
City of Columbus GOL
4.00%, 08/15/16		250	270,828
Ohio State Water Development Authority RB Miscellaneous Revenue
Series B-1
4.00%, 06/01/16		200	215,380

Security		Principal (000s)	Value

Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/16		$100	$109,844
Series A
5.00%, 06/01/16		350	384,534
State of Ohio GO
5.00%, 08/01/16		200	220,924
Series A
5.00%, 06/15/16		125	137,425
5.00%, 06/15/18	(PR 06/15/16)	185	203,607
Series C
5.00%, 08/01/16		525	580,122
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		300	328,995

			2,808,666
OKLAHOMA — 1.04%
City of Tulsa GO
Series A
4.00%, 06/01/16		100	107,600
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	107,487
5.00%, 06/01/16	(BHAC)	55	60,301
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		250	268,907
Oklahoma County Independent School District No. 89 GO
2.00%, 07/01/16		250	258,493
State of Oklahoma GO
Series A
2.50%, 07/15/16		200	209,386
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		200	206,382

			1,218,556

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

OREGON — 0.62%
City of Portland RB Sewer Revenue
Series A
5.00%, 08/01/16		$100	$110,412
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	110,009
State of Oregon GO
Series A
4.00%, 08/01/16		165	178,593
5.00%, 08/01/16		100	110,556
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	219,642

			729,212
PENNSYLVANIA — 3.46%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	110,145
City of Philadelphia RB Port Airport & Marina Revenue
Series A
4.00%, 06/15/16		125	133,485
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16		140	153,842
Series C
5.00%, 08/01/16	(AGM)	250	276,073
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	220,396
Third Series
5.38%, 07/01/16	(NPFGC)	885	982,456
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		595	643,070
5.00%, 07/01/16		465	512,974

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series AG
5.00%, 06/15/16		$90	$98,861
Series AL
5.00%, 06/15/16		125	137,250
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		430	472,157
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	111,182
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	217,832

			4,069,723
RHODE ISLAND — 0.28%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	136,433
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	198,779

			335,212
SOUTH CAROLINA — 0.30%
State of South Carolina GO
Series A
4.00%, 06/01/16		325	350,067

			350,067
SOUTH DAKOTA — 0.09%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		100	110,150

			110,150
TENNESSEE — 1.28%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/16		225	247,997

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series B
4.00%, 08/01/16		$125	$135,303
5.00%, 08/01/21	(PR 08/01/16)	420	464,180
Series D
5.00%, 07/01/16		200	220,442
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		150	164,869
State of Tennessee GO
Series A
4.00%, 08/01/16		250	270,655

			1,503,446
TEXAS — 7.06%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	112,166
Austin Independent School District GO
5.00%, 08/01/16		100	110,536
5.00%, 08/01/16	(PSF)	325	359,320
Series A
4.00%, 08/01/16	(NPFGC)	100	108,218
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/16	(AGM)	85	93,571
5.25%, 07/15/16	(AGM)	260	287,693
City of El Paso GOL
Series A
5.00%, 08/15/16		150	165,541
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	127,211
City of San Antonio GOL
5.00%, 08/01/16		100	110,659
County of Bexar GOL
4.00%, 06/15/16		100	107,679
County of Dallas GOL
5.00%, 08/15/16		100	110,537
County of Harris GO
Series C
5.00%, 08/15/16		100	110,819

Security		Principal (000s)	Value

County of Harris GOL
Series C
4.00%, 08/15/16		$150	$162,506
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	350	386,725
County of Tarrant GOL
5.00%, 07/15/16		300	331,140
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	221,436
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	110,560
Edinburg Consolidated Independent School District GO
Series A
5.00%, 08/15/16	(AGM)	150	166,020
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	354,298
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	111,308
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	275	304,474
Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	200	221,038
Leander Independent School District GO
5.00%, 08/15/16	(PSF)	100	110,680
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	271,259
Series A
4.00%, 08/15/16	(PSF)	125	135,453
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	110,680

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

North East Independent School District GO
5.00%, 08/01/16	(PSF)	$240	$265,344
Series A
5.00%, 08/01/16	(PSF)	100	110,560
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	150	166,962
Round Rock Independent School District GO
5.00%, 08/01/16		200	221,120
Series A
4.00%, 08/01/16		100	108,242
San Antonio Independent School District GO
5.00%, 08/15/16	(PSF)	125	138,398
Socorro Independent School District GO
Series A
5.00%, 08/15/16	(PSF)	150	166,077
State of Texas GO
5.00%, 08/01/16		165	182,587
Series B
5.00%, 08/01/16		200	221,318
Series C
4.00%, 08/01/16		100	108,339
Series E
5.00%, 08/01/16		100	110,659
Texas Tech University RB College & University Revenue
Series S
3.00%, 08/15/16		100	105,907
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		470	518,745
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/16		100	111,427
Series A
5.00%, 08/15/16		440	487,687

Security		Principal (000s)	Value

Series B
4.25%, 08/15/16		$100	$109,069
Series C
5.00%, 08/15/16		330	365,765

			8,299,733
UTAH — 2.49%
County of Salt Lake RB Sales Tax Revenue
Series A
5.00%, 08/15/16		100	110,568
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		100	107,750
5.00%, 07/01/16		100	109,984
5.00%, 07/01/16	(AMBAC)	240	263,962
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16		220	237,360
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	164,769
State of Utah GO
Series A
2.00%, 07/01/16		120	124,241
4.00%, 07/01/16		200	216,016
5.00%, 07/01/16		1,355	1,493,819
Series C
5.00%, 07/01/16		90	99,221

			2,927,690
VIRGINIA — 2.96%
Commonwealth of Virginia GO
5.00%, 06/01/16		100	109,936
Series B
4.00%, 06/01/16		360	388,008
County of Arlington GO
5.00%, 08/01/16		100	110,680
5.00%, 08/01/18	(PR 08/01/16)	200	220,940
Series C
4.00%, 08/15/16		200	216,958
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	110,235

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 08/01/16		$200	$220,824
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/19	(PR 08/01/16)	415	459,272
Series A
5.00%, 08/01/16		100	110,511
Series B
5.00%, 08/01/16		200	221,022
5.00%, 08/01/16	(SAP)	185	204,445
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16	(SAW)	100	105,875
5.00%, 08/01/16		200	221,022
Series B
5.00%, 08/01/16		135	149,190
Series C
5.00%, 08/01/16	(SAW)	570	629,913

			3,478,831
WASHINGTON — 4.56%
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/16		125	135,273
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	103,272
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/16		200	220,396
Series A
5.00%, 07/01/16		100	110,198
5.25%, 07/01/16		625	692,231
5.25%, 07/01/16	(NPFGC)	165	182,749
Series B
7.13%, 07/01/16		400	458,724
Series C
5.00%, 07/01/16		135	148,767
Series D
5.00%, 07/01/16		335	369,163

Security		Principal (000s)	Value

Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26	(PR 06/01/16) (AGM, GTD)	$100	$109,894
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/16		125	136,754
Series A
4.00%, 08/01/16		100	107,744
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16	(NPFGC)	100	108,045
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	107,465
State of Washington GO
5.00%, 07/01/16		320	352,707
5.00%, 07/01/16	(AGM)	250	275,552
Series 2010B
5.00%, 08/01/16		540	597,024
Series A
5.00%, 07/01/16		450	495,995
Series B
5.00%, 07/01/16		100	110,221
5.00%, 07/01/16	(AGM)	145	159,820
Series F
4.50%, 07/01/16		250	272,758
Series R-2011C
5.00%, 07/01/16		100	110,221

			5,364,973
WISCONSIN — 0.73%
State of Wisconsin RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		150	165,297
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16		100	109,844
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	275	304,582

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue
Series 1
5.00%, 06/01/16	$150	$164,766
Series 2
5.00%, 06/01/16	100	109,844

		854,333

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $114,743,017)		116,084,447

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	403	402,584

		402,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $402,584)		402,584

TOTAL INVESTMENTS IN SECURITIES — 99.06%
(Cost: $115,145,601)		116,487,031
Other Assets, Less Liabilities — 0.94%		1,103,516

NET ASSETS — 100.00%		$117,590,547

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 0.30%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17		$150	$156,225
State of Alabama GO Series A
4.00%, 06/01/17		200	220,190

			376,415
ALASKA — 0.99%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	137,385
5.00%, 06/30/17	(NPFGC)	315	356,274
City of Anchorage GO Series A
4.25%, 08/01/17		100	111,265
State of Alaska GO Series A
5.00%, 08/01/17		570	649,048

			1,253,972
ARIZONA — 4.80%
Arizona Transportation Board RB Federal Grant Revenue Series A
4.00%, 07/01/17		150	165,215
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		125	141,765
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		450	510,354
City of Chandler GO
3.00%, 07/01/17		100	106,843
City of Glendale GOL
4.00%, 07/01/17		100	109,165
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	112,007
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	113,067

Security		Principal (000s)	Value

City of Mesa RB Fuel Sales Tax Revenue
5.00%, 07/01/17		$100	$112,621
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	100	110,008
5.25%, 07/01/17	(NPFGC-FGIC)	195	222,734
City of Phoenix GO Series A
5.00%, 07/01/17		390	442,576
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		100	113,239
City of Tempe GO Series C
5.00%, 07/01/17		250	283,615
City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17		240	271,445
County of Pima GO
4.00%, 07/01/17	(AGM)	100	110,143
County of Pima RB Sewer Revenue
4.50%, 07/01/17	(AGM)	165	184,488
5.00%, 07/01/17	(AGM)	195	221,153
Maricopa County Community College District GO
4.00%, 07/01/17		200	220,558
Series C
5.00%, 07/01/17		260	295,051
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	106,379
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	317,554
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/17		170	186,553
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		165	186,107
Series C
5.00%, 07/01/17		155	175,201

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17	$250	$282,996
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17	325	374,016
Series B
5.00%, 07/01/17	325	368,813
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17	100	113,481
Town of Gilbert GO
5.00%, 07/01/17	100	113,343

		6,070,490
ARKANSAS — 0.09%
State of Arkansas GO Series A
5.00%, 06/01/17	100	113,223

		113,223
CALIFORNIA — 10.70%
Berkeley Unified School District GO
4.00%, 08/01/17	150	165,659
California State Public Works Board RB Lease Abatement
Series C
5.00%, 06/01/17	395	445,860
Series I
5.00%, 06/01/17	80	90,301
City of Los Angeles RB Wastewater System Revenue Series A
4.00%, 06/01/17	455	501,132
City of Pasadena RB Electric Power & Light Revenues
4.00%, 08/01/17	105	116,071
Series A
3.00%, 06/01/17	100	106,773
County of Orange RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17	150	169,497

Security		Principal (000s)	Value

County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17	(AGM)	$380	$411,171
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGM)	200	220,518
Escondido Union School District GO Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	180,307
Evergreen Elementary School District GO Series A
6.00%, 08/01/17	(AGM)	100	116,463
Long Beach Unified School District GO Series A
5.00%, 08/01/17		110	124,859
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		100	112,859
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		220	250,800
Series B
5.00%, 07/01/17		805	917,492
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		225	249,872
5.00%, 07/01/17		635	723,024
Series A-1
5.00%, 07/01/17	(AMBAC)	230	261,883
Los Angeles Department of Water & Power RB Water Revenue Series A
4.00%, 07/01/17		100	110,653

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		$550	$606,908
5.50%, 07/01/17	(FGIC)	135	155,455
Series I
5.00%, 07/01/17		100	113,550
Series KRY
4.00%, 07/01/17		100	110,347
5.00%, 07/01/17		145	164,648
Series KY
5.00%, 07/01/17		320	363,360
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/17	(AGM)	100	112,792
Metropolitan Water District of Southern California RB Water Revenue Series C
4.00%, 07/01/17		100	110,109
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	97,023
Northern California Power Agency RB Electric Power & Light Revenues Series A
3.00%, 06/01/17		100	107,163
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	253,546
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	220	239,430
5.00%, 08/15/17	(AGM)	430	487,547
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/17		200	224,764

Security		Principal (000s)	Value

San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/17		$275	$313,024
San Diego Unified School District GO Series D-1
5.50%, 07/01/17	(NPFGC)	330	378,622
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17		155	166,527
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
4.00%, 07/01/17		100	110,585
San Francisco Unified School District GO Series A
5.00%, 06/15/17		230	261,342
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/17	(NPFGC)	130	148,030
Santa Clara Unified School District GO
5.00%, 07/01/17		200	227,100
Santa Monica Community College District GO
5.00%, 08/01/17		245	278,876
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	115,023
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		290	329,295
Series A
5.00%, 07/01/17		220	249,810
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	137,578
State of California GO
4.20%, 06/01/17	(SGI)	100	110,666
5.00%, 06/01/17	(SGI)	645	729,637

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series A
4.25%, 07/01/17		$330	$367,125
5.00%, 07/01/17		935	1,062,338
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	112,833

			13,520,247
COLORADO — 0.67%
City & County of Denver GO Series A
5.00%, 08/01/17		200	227,736
County of Boulder RB Sales Tax Revenue
5.00%, 07/15/17		50	56,789
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/17		300	337,491
University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17		100	109,969
5.00%, 06/01/17		100	113,089

			845,074
CONNECTICUT — 1.33%
City of Danbury GO Series B
5.00%, 07/01/17		265	300,266
City of Hartford GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	95	108,927
5.25%, 08/15/17	(AMBAC)	5	5,738
City of Stamford GO
Series B
5.00%, 07/01/17		300	340,755
State of Connecticut GO
Series E
4.00%, 08/15/17		50	55,129
Series C
5.00%, 06/01/17		380	428,993
State of Connecticut ST Miscellaneous Taxes
Series A
4.00%, 08/01/17	(AMBAC)	100	110,341

Security		Principal (000s)	Value

Series B
5.25%, 07/01/17	(AMBAC)	$265	$302,479
University of Connecticut RB College & University Revenue
Series A
4.00%, 08/15/17		25	27,591

			1,680,219
DELAWARE — 1.14%
City of Wilmington GO
Series A
5.00%, 06/01/17	(AGM)	100	113,055
County of New Castle GO
Series B
5.00%, 07/15/17		130	147,834
Series A
5.00%, 07/15/17		200	227,436
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		190	215,812
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17		125	141,981
State of Delaware GO
Series A
3.00%, 07/01/17		130	139,330
5.00%, 07/01/17		280	318,038
Series B
5.00%, 07/01/17		125	141,981

			1,445,467
DISTRICT OF COLUMBIA — 0.66%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	265	299,153
Series C
5.00%, 06/01/17	(AGM)	100	112,888
Series F
5.00%, 06/01/17	(BHAC)	375	423,330

			835,371
FLORIDA — 4.33%
County of Miami-Dade GO
5.00%, 07/01/17		100	113,033
Series B
5.00%, 07/01/17		100	113,033

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	$100	$111,061
5.00%, 08/01/17	(NPFGC-FGIC)	275	309,903
County of Palm Beach RB Appropriations
4.00%, 06/01/17		100	109,936
Florida State Board of Education GO Series A
5.00%, 06/01/17		300	339,552
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/17		220	249,506
Series B
5.00%, 07/01/17		235	266,518
Series C
5.00%, 07/01/17		180	204,142
Series E
5.00%, 07/01/17		200	226,824
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17		215	244,588
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
3.25%, 07/01/17		180	193,277
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/17		200	226,686
Lee County School Board COP Lease Renewal Series B
5.00%, 08/01/17		100	112,517
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17		115	125,887
5.00%, 07/01/17		200	225,310
5.00%, 07/01/17	(AGM)	100	112,655

Security		Principal (000s)	Value

Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/17		$100	$112,895
State of Florida GO
5.00%, 07/01/17		165	187,244
Series A
5.00%, 06/01/17		505	571,579
5.00%, 07/01/17		210	238,310
Series B
5.00%, 06/01/17		135	152,798
Series C
5.00%, 06/01/17		270	305,597
Series D
5.00%, 06/01/17		225	254,664
5.50%, 06/01/17		150	172,118
Series E
5.00%, 06/01/17		175	198,072

			5,477,705
GEORGIA — 4.03%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		140	156,776
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	339,972
Georgia State Road & Tollway Authority RB Federal Grant Revenue
5.00%, 06/01/17		190	214,295
Series A
4.00%, 06/01/17	(AGM)	100	109,310
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		460	518,820
Gwinnett County Water & Sewerage Authority RB Water Revenue Series A
4.00%, 08/01/17	(GTD)	200	221,030
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17	(NPFGC)	165	186,561

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Georgia GO
Series B
5.00%, 07/01/17		$100	$113,585
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	968,736
5.00%, 08/01/21	(PR 08/01/17)	600	683,814
Series I
5.00%, 07/01/17		535	607,680
Series J-1
4.00%, 07/01/17		875	965,834

			5,086,413
HAWAII — 1.61%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	138,056
Series B
2.50%, 08/01/17		100	105,523
5.00%, 08/01/17		275	312,749
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	107,676
4.25%, 07/01/17	(NPFGC)	150	166,313
5.00%, 07/01/17		125	141,593
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	284,227
Series DQ
5.00%, 06/01/17		335	378,959
Series DR
5.00%, 06/01/17		155	175,339
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	230,024

			2,040,459
IDAHO — 0.08%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	106,588

			106,588

Security		Principal (000s)	Value

ILLINOIS — 2.60%
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/17		$100	$113,067
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/17	(NPFGC-FGIC)	230	216,945
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	102,315
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	112,741
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	169,395
5.75%, 06/01/17	(AGM)	125	143,650
6.00%, 07/01/17	(NPFGC-FGIC)	200	231,756
State of Illinois GO
5.00%, 06/01/17		75	83,461
First Series
5.50%, 08/01/17	(NPFGC)	35	39,607
Series A
5.00%, 06/01/17		850	944,766
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/17		100	109,732
5.00%, 06/15/17	(ETM)	5	5,656
5.00%, 06/15/17		510	575,709
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	290	331,241
Series B
4.50%, 06/15/17		100	111,308

			3,291,349
INDIANA — 0.09%
Indiana University RB College & University Revenue Series V-1
3.00%, 08/01/17		100	107,164

			107,164
IOWA — 0.61%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	278,163

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series A
4.00%, 08/01/17		$145	$160,145
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/17		150	169,776
State of Iowa RB Miscellaneous Revenue
4.00%, 06/15/17		150	165,246

			773,330
KANSAS — 0.35%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	445,980

			445,980
KENTUCKY — 0.36%
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		100	110,489
Kentucky State Property & Buildings Commission RB Lease Renewal Series A
5.00%, 08/01/17		100	113,114
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17		200	226,548

			450,151
LOUISIANA — 0.54%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	175,824
State of Louisiana GO Series C
5.00%, 07/15/17		350	397,891
State of Louisiana RB Miscellaneous Taxes Series A
4.00%, 06/15/17		100	110,167

			683,882

Security		Principal (000s)	Value

MAINE — 0.45%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	$100	$113,067
State of Maine GO
5.00%, 06/01/17		400	452,872

			565,939
MARYLAND — 5.18%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17	(AMBAC)	150	169,911
County of Baltimore GO
5.00%, 08/01/17		265	301,750
County of Frederick GO
4.00%, 06/01/17		50	54,952
5.00%, 06/01/18	(PR 06/01/17)	100	113,246
County of Howard GO Series B
5.00%, 08/15/17		365	415,972
County of Montgomery GO
5.00%, 07/01/17		200	227,170
Series A
5.00%, 07/01/17		100	113,585
5.00%, 08/01/17		200	227,736
County of Prince George’s GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	250	284,552
Series B
5.00%, 07/15/17		200	227,436
Series C
5.00%, 08/01/17		200	227,736
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/15/17		150	170,138
Second Series
5.00%, 06/01/17		100	113,223
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	255,332
Series A
4.00%, 07/01/17		380	419,060
5.00%, 07/01/17		100	113,481

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Maryland GO
Second Series
5.00%, 07/15/17		$250	$284,295
5.00%, 08/01/17		410	466,859
Second Series A
3.00%, 08/15/17		100	107,358
Second Series B
5.00%, 08/01/17		275	313,137
5.25%, 08/15/17		360	413,392
Series B
4.50%, 08/01/17		250	280,565
5.00%, 08/01/17		450	512,406
Washington Suburban Sanitary District GO
5.00%, 06/01/17		250	283,227
Series A
5.00%, 06/01/17		400	453,164

			6,549,683
MASSACHUSETTS — 5.90%
Commonwealth of Massachusetts GO Series C
5.25%, 08/01/17		240	274,826
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17		300	331,230
5.00%, 08/01/17		400	454,764
Series B
3.00%, 07/01/17		100	107,010
5.00%, 06/01/17		210	237,556
5.00%, 07/01/17		250	283,530
5.00%, 08/01/17		100	113,691
Series D
5.50%, 08/01/17		215	247,964
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17		175	198,651
5.25%, 07/01/17		385	440,117
Series C
5.50%, 07/01/17	(ETM)	5	5,761
5.50%, 07/01/17		805	926,900
Series D
5.00%, 07/01/17	(ETM)	500	568,095

Security		Principal (000s)	Value

Massachusetts Health & Educational Facilities Authority RB College & University Revenue
5.38%, 07/01/17		$300	$344,358
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
5.00%, 07/01/17		100	112,007
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	100	110,655
Series D
5.00%, 07/01/17	(AGM)	120	134,694
Massachusetts School Building Authority RB Sales Tax Revenue Series B
4.00%, 08/15/17		785	868,006
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.25%, 08/01/17		500	573,450
Series 14
3.50%, 08/01/17		100	108,942
5.00%, 08/01/17		100	113,868
Series A
5.25%, 08/01/17		335	384,211
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17	(AGM)	455	521,353

			7,461,639
MICHIGAN — 0.44%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17		395	447,839
Michigan State University Board of Trustees RB College & University Revenue Series A
4.00%, 08/15/17		100	110,117

			557,956

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

MINNESOTA — 1.72%
State of Minnesota GO
5.00%, 08/01/17	$300	$341,394
Series A
5.00%, 06/01/17	100	113,223
5.00%, 08/01/17	260	295,875
Series B
5.00%, 08/01/17	250	284,495
Series C
5.00%, 08/01/17	175	199,146
Series D
3.00%, 08/01/17	150	160,848
5.00%, 08/01/17	415	472,262
Series F
4.00%, 08/01/17	280	309,442

		2,176,685
MISSISSIPPI — 0.09%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17	100	112,273

		112,273
MISSOURI — 0.36%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/17	250	284,047
Series B
5.00%, 07/01/17	150	170,429

		454,476
MONTANA — 0.17%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/17	200	219,872

		219,872
NEBRASKA — 0.22%
City of Omaha GO
5.00%, 06/01/17	250	282,555

		282,555

Security		Principal (000s)	Value

NEVADA — 1.85%
Clark County School District GOL Series B
4.50%, 06/15/17	(AMBAC)	$450	$501,192
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	282,840
County of Clark RB Port Airport & Marina Revenue Series D
5.00%, 07/01/17		200	225,174
County of Clark RB Sales Tax Revenue Series B
3.00%, 07/01/17		150	159,470
State of Nevada GOL Series D
5.00%, 06/01/17		425	481,198
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/17		405	458,010
Washoe County School District GOL
Series A
4.13%, 06/01/17		110	120,814
Series F
3.00%, 06/01/17		100	106,331

			2,335,029
NEW HAMPSHIRE — 0.87%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17		475	540,313
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	227,030
Series B
4.00%, 06/01/17		100	110,101
5.00%, 06/01/17		200	226,446

			1,103,890
NEW JERSEY — 2.97%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	113,509

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

New Jersey Building Authority RB Lease Appropriation
Series A
3.00%, 06/15/17		$100	$106,123
5.00%, 06/15/17		250	281,028
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/17		150	166,857
New Jersey Educational Facilities Authority RB College & University Revenue Series F
4.50%, 07/01/17		250	279,958
New Jersey Transportation Trust Fund Authority RB Appropriations Series AA
5.00%, 06/15/17		340	383,231
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/17		315	362,275
State of New Jersey GO
5.00%, 06/01/17		215	243,346
5.00%, 08/01/17		100	113,744
5.00%, 06/01/23	(PR 06/01/17)	115	130,297
5.00%, 06/01/25	(PR 06/01/17)	150	169,953
5.00%, 06/01/26	(PR 06/01/17)	100	113,302
5.00%, 06/01/27	(PR 06/01/17)	170	192,613
Series H
5.25%, 07/01/17		125	142,851
Series L
5.25%, 07/15/17	(AMBAC)	330	377,569
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	460,900
Series Q
5.00%, 08/15/17		100	113,867

			3,751,423
NEW MEXICO — 1.99%
Albuquerque Municipal School District No. 12 GO
Series A
4.00%, 08/01/17	(SAW)	225	248,580

Security	Principal (000s)	Value

City of Albuquerque GO Series A
4.00%, 07/01/17	$100	$110,211
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/17	150	170,222
New Mexico Finance Authority RB Federal Grant Revenue Series B
5.00%, 06/15/17	600	680,160
New Mexico Finance Authority RB Miscellaneous Revenue
4.50%, 06/01/17	100	111,562
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	283,875
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	113,412
Series A
5.00%, 07/01/17	700	793,884

2,511,906
NEW YORK — 10.74%
City of Albany GOL Series A
2.00%, 07/01/17	100	102,252
City of New York GO
Series A
3.00%, 08/01/17	100	106,783
Series A-1
4.00%, 08/01/17	115	126,566
4.00%, 08/15/17	250	275,357
4.20%, 08/01/17	210	232,495
5.00%, 08/01/17	825	934,989
Series B
4.00%, 08/01/17	100	110,057
5.00%, 08/01/17	400	453,328
Series C
3.00%, 08/01/17	100	106,783
4.00%, 08/01/17	250	275,143
5.00%, 08/01/17	780	883,990
5.25%, 08/01/17	100	114,150

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series E
4.00%, 08/01/17		$225	$247,628
5.00%, 08/01/17		805	912,323
Series G
4.00%, 08/01/17		375	412,714
5.00%, 08/01/17		100	113,332
Series H
4.00%, 08/01/17		200	220,114
Series I
5.00%, 08/01/17		450	509,994
Series I-1
4.00%, 08/01/17		120	132,068
5.00%, 08/01/17		450	509,994
Series J-1
5.00%, 08/01/17		585	662,992
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17		390	441,164
Series EE
3.00%, 06/15/17		100	106,906
5.00%, 06/15/17		155	175,334
Series FF-1
4.00%, 06/15/17		215	236,132
Series GG
4.00%, 06/15/17		100	109,829
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/17		100	113,585
Series S-1
4.00%, 07/15/17	(SAW)	325	355,826
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.50%, 07/15/17	(SAW)	275	305,517
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
4.00%, 08/01/17		335	369,525

Security		Principal (000s)	Value

New York City Trust for Cultural Resources RB Miscellaneous Revenue Series D
4.00%, 08/01/17		$250	$274,553
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	112,097
5.00%, 07/01/17		420	473,441
Series A
3.10%, 07/01/17		200	212,734
5.00%, 07/01/17		175	197,566
6.00%, 07/01/17	(NPFGC)	100	116,472
New York State Dormitory Authority RB Income Tax Revenue
Series D
3.00%, 06/15/17		120	128,405
5.00%, 06/15/17		380	430,627
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	106,578
5.00%, 07/01/17		285	321,947
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/17		250	283,820
5.50%, 06/15/17		175	201,441
Series A
5.00%, 06/15/17		270	306,526
5.00%, 08/15/17		200	228,218
Series B
5.00%, 06/15/17		125	141,910
Series C
5.00%, 06/15/17		230	261,114
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	113,678

			13,567,997
NORTH CAROLINA — 1.51%
City of Charlotte GO
5.00%, 08/01/17		495	563,646
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/17		100	113,446

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 07/01/17		$100	$113,446
City of Greensboro RB Water Revenue
5.25%, 06/01/17		175	199,388
County of Mecklenburg GO Series A
5.00%, 08/01/17		235	267,590
State of North Carolina GO Series B
5.00%, 06/01/17		570	645,759

			1,903,275
OHIO — 2.52%
City of Columbus GO
Series 2012-3
5.00%, 08/15/17		575	655,092
Series A
5.00%, 07/01/17		115	130,542
Ohio State University (The) RB College & University Revenue Series A
4.00%, 06/01/17		100	110,002
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17		495	560,260
State of Ohio GO
Series B
5.00%, 08/01/17		460	522,979
Series C
5.00%, 08/01/17		125	142,114
Series C
5.00%, 08/01/17		465	528,333
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/17		270	304,147
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	112,647
5.50%, 06/15/17	(AGM)	100	114,221

			3,180,337

Security		Principal (000s)	Value

OKLAHOMA — 0.70%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/17	(BHAC)	$150	$169,230
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		100	109,872
Oklahoma County Independent School District No. 89
3.00%, 07/01/17		100	106,511
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	138,010
5.00%, 07/15/17		140	159,107
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	207,496

			890,226
OREGON — 0.73%
City of Portland RB Sewer Revenue Series A
5.00%, 06/15/17		200	226,516
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	215,313
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	110,164
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	113,979
Portland Community College District GO
5.00%, 06/15/17		125	141,654
State of Oregon GO Series A
5.00%, 08/01/17		100	113,798

			921,424

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

PENNSYLVANIA — 4.33%
City of Philadelphia GO Series A
5.25%, 08/01/17	(AGM)	$150	$169,736
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/17	(AGM)	175	197,845
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	85,059
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	199,343
Series T
5.00%, 07/01/17		450	510,354
Third Series
5.00%, 07/15/17		600	681,258
5.38%, 07/01/17		425	487,101
5.38%, 07/01/17	(AGM)	645	739,247
County of Bucks GO
5.00%, 06/01/17		150	169,986
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	509,512
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17		540	612,981
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	160,515
5.00%, 08/01/17		175	195,797
Series AN
5.00%, 06/15/17		125	140,936
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/17		345	390,036
Pennsylvania State University RB College & University Revenue Series B
5.25%, 08/15/17		100	114,543

Security		Principal (000s)	Value

Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series A
5.00%, 06/01/17	(AGM)	$100	$111,765

			5,476,014
SOUTH CAROLINA — 0.54%
County of Charleston GO Series A
5.50%, 08/01/17		100	115,475
North Charleston District RB Sewer Revenue
4.00%, 07/01/17		100	109,838
State of South Carolina GO
Series A
5.00%, 06/01/17		200	226,514
5.00%, 07/01/17	(SAW)	200	227,100

			678,927
SOUTH DAKOTA — 0.18%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	200	225,306

			225,306
TENNESSEE — 1.13%
City of Johnson GO
4.00%, 06/01/17		100	109,870
Metropolitan Government of Nashville & Davidson County GO
Series A
4.00%, 07/01/17		100	110,313
5.00%, 07/01/17		510	578,927
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		135	152,408
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series A
4.13%, 07/01/17	(AGM)	100	109,395
State of Tennessee GO Series A
4.00%, 08/01/17		330	364,927

			1,425,840

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

TEXAS — 6.85%
Austin Independent School District GO
5.00%, 08/01/17	(PSF)	$215	$244,756
City of Arlington GOL Series A
4.00%, 08/15/17		115	127,078
City of Carrollton GOL
4.00%, 08/15/17		200	220,006
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	111,747
City of El Paso GOL
5.00%, 08/15/17		100	113,375
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	197,027
City of San Antonio GOL
5.00%, 08/01/17		215	244,894
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(MT 08/14/17)	100	106,741
Corpus Christi Independent School District GO
5.00%, 08/15/17		165	187,805
County of Bexar GOL
5.00%, 06/15/17		50	56,578
County of Harris GOL Series C
5.00%, 08/15/17		225	256,259
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/17	(NPFGC)	175	198,749
County of Tarrant GOL
4.00%, 07/15/17		150	165,612
5.00%, 07/15/17		200	227,296
Del Mar College District GOL
5.00%, 08/15/17		100	113,947
Denton Independent School District GO
4.50%, 08/15/17		125	139,738

Security		Principal (000s)	Value

El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	$200	$227,982
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	300	341,973
Keller Independent School District GO
1.50%, 08/15/17	(PSF)	100	102,367
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	275,677
5.00%, 08/01/17	(PSF)	100	113,840
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	48,286
Lone Star College System GO Series A
5.00%, 08/15/17		100	113,347
Magnolia Independent School District GO
5.00%, 08/15/17	(PSF)	100	113,794
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	256,450
North East Independent School District GO
5.00%, 08/01/17	(PSF)	120	136,608
Series A
5.00%, 08/01/17	(PSF)	250	284,600
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	110,670
Round Rock Independent School District GO
5.00%, 08/01/17		205	233,372
5.00%, 08/01/17	(PSF)	170	193,528
Series A
4.00%, 08/01/17		125	138,195
San Antonio Independent School District GO
5.00%, 08/15/17	(PSF)	200	227,982

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of Texas GO
Series A
5.00%, 08/01/17		$200	$227,808
Series B
5.00%, 08/01/17		100	113,904
Series D
4.00%, 08/01/17		100	110,619
Series E
4.00%, 08/01/17		315	348,450
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/17		400	454,340
Texas Tech University RB College & University Revenue Series A
5.00%, 08/15/17		200	227,500
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/17		225	255,708
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17		175	199,502
Series B
3.00%, 08/15/17		250	268,395
5.00%, 08/15/17		130	148,201
5.25%, 08/15/17		260	298,561
Series C
5.00%, 08/15/17		125	142,501
Series E
5.00%, 08/15/17		100	114,001
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	111,306

			8,651,075
UTAH — 1.92%
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	113,055
Intermountain Power Agency RB Electric Power & Light Revenues Series A
4.00%, 07/01/17		325	357,526

Security	Principal (000s)	Value

State of Utah GO
Series A
4.00%, 07/01/17	$510	$563,116
5.00%, 07/01/17	765	869,186
Series C
4.00%, 07/01/17	100	110,415
5.00%, 07/01/17	360	409,028

2,422,326
VIRGINIA — 3.14%
City of Richmond GO Series C
5.00%, 07/15/17	(SAW)	100	113,648
City of Virginia Beach GO Series B
5.00%, 07/15/17	175	199,129
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	141,697
Series B
4.00%, 06/01/17	130	143,303
5.00%, 06/01/17	325	368,413
County of Arlington GO
Series B
4.00%, 08/15/17	200	221,500
Series D
5.00%, 08/01/17	200	228,022
County of Henrico GO
5.00%, 07/15/17	295	335,675
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/17	100	113,550
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/17	645	733,307
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17	100	113,691
Series B
5.00%, 08/01/17	280	318,335
5.25%, 08/01/17	470	538,202

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 08/01/17	(SAW)	$125	$142,114
Series 2010C
5.00%, 08/01/17	(SAW)	230	261,489

			3,972,075
WASHINGTON — 5.74%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17	(GTD)	150	160,127
County of King GOL
5.00%, 06/01/17		100	113,122
Series B
5.00%, 06/01/17		100	113,184
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/17		160	176,338
4.50%, 07/01/17		285	318,661
5.00%, 07/01/17		1,410	1,599,108
5.25%, 07/01/17	(NPFGC)	260	296,951
Series B
5.00%, 07/01/17		315	357,248
Series C
0.00%, 07/01/17		100	96,155
5.25%, 07/01/17	(NPFGC)	100	114,212
Series D
5.00%, 07/01/17		100	113,412
Energy Northwest RB Nuclear Revenue Series B
5.00%, 07/01/17		150	170,118
Port of Seattle RB Port Airport & Marina Revenue
4.00%, 06/01/17		100	109,376
Series A
4.00%, 08/01/17		200	219,480
State of Washington COP Lease Appropriation Series B
4.50%, 07/01/17		240	268,020
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	142,248

Security		Principal (000s)	Value

Series B
5.00%, 07/01/17		$100	$113,515
5.00%, 07/01/17	(AGM)	200	227,030
Series C
0.00%, 06/01/17	(AMBAC)	100	96,424
5.00%, 06/01/17		90	101,896
5.50%, 07/01/17		155	178,431
Series R-2007C
5.00%, 07/01/17		575	652,711
Series R-2011B
5.00%, 07/01/17		225	255,409
Series R-2011C
5.00%, 07/01/17		945	1,072,717
Series R-2013A
5.00%, 07/01/17		165	187,300

			7,253,193
WEST VIRGINIA — 0.09%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	112,827

			112,827
WISCONSIN — 1.16%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		225	247,365
5.00%, 07/01/17		100	113,136
5.00%, 07/01/17	(NPFGC-FGIC)	195	221,288
Series 2
4.00%, 07/01/17		125	137,849
State of Wisconsin RB Sewer Revenue Series 2
5.00%, 06/01/17		125	141,480
State of Wisconsin RB Water Revenue Series 2
5.00%, 06/01/17		100	113,184
Wisconsin Public Power Inc. RB Electric Power & Light Revenues Series 2013A
4.00%, 07/01/17		150	164,910

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal or Shares (000s)	Value

Series A
5.00%, 07/01/17	(AGM)	$285	$321,654

			1,460,866

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $123,100,696)			124,828,533

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		2,186	2,185,760

			2,185,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,185,760)			2,185,760

TOTAL INVESTMENTS IN SECURITIES — 100.50%
(Cost: $125,286,456)			127,014,293
Other Assets, Less Liabilities — (0.50)%			(635,278)

NET ASSETS — 100.00%			$126,379,015

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.55%

ALABAMA — 0.36%
State of Alabama GO
Series A
5.00%, 08/01/18		$50	$58,178
Series C
5.00%, 06/01/18		100	115,920

			174,098
ALASKA — 0.84%
Alaska Energy Authority RB Electric Power & Light Revenues
Series Sixth
5.00%, 07/01/18		25	28,678
Borough of North Slope GO Series A
5.50%, 06/30/18		75	88,153
City of Anchorage GO Series B
5.00%, 08/01/18		100	116,264
State of Alaska GO
Series A
4.00%, 08/01/18		100	112,229
5.00%, 08/01/18		50	58,225

			403,549
ARIZONA — 3.47%
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/18		30	33,430
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/18		120	139,054
City of Chandler GO
3.13%, 07/01/18		30	32,411
City of Mesa GO
5.00%, 07/01/18	(NPFGC-FGIC)	30	34,508
City of Phoenix GO Series C
4.00%, 07/01/18		50	55,938
City of Scottsdale GO
3.00%, 07/01/18		110	118,463

Security		Principal (000s)	Value

City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/18		$50	$57,894
City of Tempe GO Series A
4.00%, 07/01/18		25	27,936
County of Pima GO
4.00%, 07/01/18	(AGM)	50	55,827
County of Pima RB Fuel Sales Tax Revenue
4.00%, 07/01/18		90	100,409
Maricopa County Community College District GO
4.00%, 07/01/18		165	184,594
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/18		170	195,542
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/18		100	115,473
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/18		100	115,878
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18	(NPFGC-FGIC)	150	175,570
University of Arizona Board of Regents COP College & University Revenue
Series C
5.00%, 06/01/18		100	114,112
Yavapai County Community College District GOL
4.00%, 07/01/18		100	110,821

			1,667,860
CALIFORNIA — 12.68%
Burbank Unified School District GO Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	46,211
Cabrillo Community College District GO
5.00%, 08/01/18		100	116,326
City & County of San Francisco GO
Series A
5.00%, 06/15/18		55	64,061

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

City of Cupertino COP 2012 Lease Appropriation
2.00%, 07/01/18		$50	$51,969
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/18		200	231,915
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.90%, 07/01/18	(AGM)	110	120,591
Desert Sands Unified School District GO
4.00%, 08/01/18		50	55,942
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/18		100	116,275
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	82,643
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	135	156,481
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	84,149
Livermore-Amador Valley Water Management Agency RB Sewer Revenue
5.00%, 08/01/18		100	115,461
Long Beach Unified School District GO Series A
5.00%, 08/01/18		40	46,402
Los Altos Elementary School District GO
3.00%, 08/01/18		100	108,717
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/18		290	338,468

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		$70	$80,705
Los Angeles County Public Works Financing Authority RB Lease Abatement
Series A
5.00%, 08/01/18		100	115,781
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/18		175	189,374
4.00%, 07/01/18		35	39,327
5.00%, 07/01/18		160	186,635
Los Angeles Department of Water & Power RB Water Revenue
Series B
5.00%, 07/01/18		35	40,826
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/18	(FGIC)	250	295,662
Series KRY
5.00%, 07/01/18		75	87,146
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/18	(AGM)	50	57,602
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/18		230	267,975
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	143,577
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18		35	40,620
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	116,372

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/18	(AGM)	$40	$46,238
San Diego Unified School District GO
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	40	36,958
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/18		150	175,089
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		80	93,109
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	111,974
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18		260	302,105
Series A
3.50%, 07/01/18		100	109,981
State of California GO
4.50%, 08/01/18		95	108,088
Series A
4.40%, 07/01/18		220	250,690
5.00%, 07/01/18		1,260	1,466,892

			6,098,337
COLORADO — 0.61%
City & County of Denver GO
5.25%, 08/01/18		45	52,876
Series A
5.00%, 08/01/18		115	133,917
University of Colorado Regents RB College & University Revenue
5.00%, 06/01/18		90	104,049

			290,842
CONNECTICUT — 1.76%
City of Bristol GO
4.00%, 07/15/18		60	66,683

Security		Principal (000s)	Value

State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	$100	$116,484
State of Connecticut RB Water Revenue
Series A
5.00%, 06/01/18		125	144,900
State of Connecticut ST Miscellaneous Taxes
Series B
5.25%, 07/01/18	(AMBAC)	100	116,775
Town of Watertown GO
Series B
5.00%, 07/01/18		150	173,613
Town of West Hartford GO
Series A
5.00%, 07/01/18		100	116,511
University of Connecticut RB College & University Revenue
Series A
4.00%, 08/15/18		100	111,927

			846,893
DELAWARE — 1.45%
County of New Castle GO
Series B
4.00%, 07/15/18		105	117,768
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/18		25	29,060
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		250	290,597
State of Delaware GO
5.00%, 07/01/18		225	261,538

			698,963
DISTRICT OF COLUMBIA — 0.15%
District of Columbia GO
Series B
5.25%, 06/01/18	(AMBAC)	60	69,815

			69,815

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

FLORIDA — 5.15%
County of Hillsborough RB Sales Tax Revenue
5.00%, 08/01/18		$30	$34,769
County of Hillsborough School Board COP Lease Appropriation
5.50%, 07/01/18		100	116,857
County of Miami-Dade RB Miscellaneous Revenue
5.25%, 08/01/18	(NPFGC-FGIC)	50	57,821
County of Palm Beach RB Appropriations
5.00%, 06/01/18		150	173,205
Florida State Board of Education RB Lottery Revenue
Series A
4.50%, 07/01/18		270	307,287
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/18		225	261,628
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/18		255	295,257
Miami-Dade County School Board COP Lease Appropriation
Series A
5.00%, 08/01/18	(AMBAC)	50	57,235
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/18		120	137,761
Palm Beach County School District COP Lease appropriation
Series 2012C
5.00%, 08/01/18		100	114,506
State of Florida GO
5.00%, 07/01/18		100	116,013
Series A
5.00%, 06/01/18		350	405,254
Series B
5.00%, 06/01/18		175	202,627

Security	Principal (000s)	Value

Series D
5.00%, 06/01/18	$100	$115,787
Series E
5.00%, 06/01/18	70	81,051

2,477,058
GEORGIA — 2.49%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/18	50	57,084
Douglasville-Douglas County Water & Sewer Authority RB Water Revenue
5.00%, 06/01/18	40	46,138
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/18	110	126,637
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	130	149,662
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
4.00%, 07/01/18	50	55,652
State of Georgia GO
Series A
5.00%, 07/01/18	200	232,478
Series B
4.25%, 08/01/18	50	56,642
5.00%, 07/01/18	100	116,239
Series I
5.00%, 07/01/18	305	354,529

1,195,061
HAWAII — 2.79%
City & County of Honolulu GO
4.00%, 08/01/18	50	56,001
Series B
5.00%, 08/01/18	100	116,218
City & County of Honolulu RB Wastewater Revenue
Series 2009A
5.00%, 07/01/18	60	68,961

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series A
5.00%, 07/01/18		$100	$115,878
County of Maui GO
5.00%, 06/01/18		50	57,827
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	232,160
Series DQ
5.00%, 06/01/18	(ETM)	500	578,825
State of Hawaii RB Fuel Sales Tax Revenue
Series B
5.25%, 07/01/18	(AGM)	100	116,911

			1,342,781
ILLINOIS — 2.94%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		50	57,541
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18	(NPFGC-FGIC)	55	52,015
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/18	(NPFGC-FGIC)	25	22,848
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/18	(AGM)	50	58,920
Series B
5.50%, 06/01/18	(NPFGC)	110	128,660
State of Illinois GO
0.00%, 08/01/18		100	89,434
4.00%, 07/01/18		220	240,185
5.00%, 08/01/18		185	209,812
First Series
5.50%, 08/01/18	(NPFGC)	50	57,744
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/18		50	53,465
5.00%, 06/15/18		100	115,088
Series B
5.00%, 06/15/18		285	328,001

			1,413,713

Security	Principal (000s)	Value

INDIANA — 0.69%
Indiana University RB College & University Revenue
Series 2008A
5.00%, 06/01/18	$100	$115,743
Purdue University Trustees RB College & University Revenue
Series Y
5.00%, 07/01/18	185	214,874

330,617
IOWA — 0.63%
Iowa City Community School District GO
Series B
3.00%, 06/01/18	50	53,770
Iowa Finance Authority RB Miscellaneous Revenue
4.50%, 08/01/18	70	79,909
5.00%, 08/01/18	95	110,451
Series A
5.00%, 08/01/18	50	58,132

302,262
KENTUCKY — 0.42%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/18	75	86,425
Kentucky Turnpike Authority RB Economic Development Road Revenue
Series A
5.00%, 07/01/18	50	57,848
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/18	50	57,849

202,122
MAINE — 0.10%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/18	(AGM)	40	46,153

46,153

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

MARYLAND — 4.35%
County of Baltimore GO
5.00%, 08/01/18	$125	$145,561
County of Frederick GO
4.00%, 08/01/18	25	27,967
County of Harford GO
5.00%, 07/01/18	50	58,029
County of Howard GO
Series A
5.00%, 08/15/18	100	116,453
Series B
5.00%, 08/15/18	50	58,227
County of Montgomery GO
Series A
5.00%, 08/01/18	100	116,449
County of Montgomery GOL
Series A
5.00%, 08/01/18	100	116,449
Maryland State Transportation Authority RB Highway Revenue Tolls
Series A
4.00%, 07/01/18	100	111,831
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18	110	127,565
State of Maryland GO
4.00%, 08/15/18	285	320,029
5.25%, 08/15/18	70	82,328
Second Series
5.00%, 07/15/18	200	232,678
Series A
5.00%, 08/01/18	100	116,449
Series B
5.00%, 08/01/18	150	174,673
Washington Suburban Sanitary District GO
5.00%, 06/01/18	55	63,805
Series 2009A
4.00%, 06/01/18	100	111,944
Series 2010A
4.00%, 06/01/18	100	111,944

		2,092,381

Security		Principal (000s)	Value

MASSACHUSETTS — 4.64%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		$100	$115,691
Series A
3.70%, 08/01/18		100	110,649
Series B
4.00%, 06/01/18		240	267,919
4.00%, 07/01/18		25	27,947
5.00%, 08/01/18		75	87,095
Series D
5.50%, 08/01/18		160	189,171
5.50%, 08/01/18	(NPFGC)	100	118,232
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/24	(PR 07/01/18)	100	116,420
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/18		100	111,743
Series B
5.00%, 07/01/18		220	255,526
5.25%, 07/01/18		105	123,043
Series D
5.00%, 07/01/18		120	139,378
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 12B
5.00%, 08/01/18		85	98,824
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 15A
5.00%, 08/01/18		205	238,720
Massachusetts Water Resources Authority RB Water Revenue
5.00%, 08/01/18		200	232,436

			2,232,794
MICHIGAN — 1.03%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18		425	493,629

			493,629

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

MINNESOTA — 1.43%
State of Minnesota GO
Series A
5.00%, 08/01/18	$200	$232,712
Series B
5.00%, 08/01/18	100	116,356
Series F
4.00%, 08/01/18	300	336,414

		685,482
MISSOURI — 0.24%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/18	75	87,213
Series A
5.00%, 07/01/18	25	29,071

		116,284
MONTANA — 0.36%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/18	150	173,205

		173,205
NEBRASKA — 0.23%
Douglas County School District No. 17 GO
4.00%, 06/15/18	100	111,665

		111,665
NEVADA — 0.81%
Clark County School District GOL Series A
5.00%, 06/15/18	55	63,274
County of Clark RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/18	55	63,583
Series D
5.00%, 07/01/18	50	57,356
State of Nevada GOL
5.00%, 06/01/18	25	28,901
5.00%, 08/01/18	150	174,051

		387,165

Security		Principal (000s)	Value

NEW HAMPSHIRE — 0.75%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series C
5.50%, 08/15/18		$165	$195,038
State of New Hampshire GO
Series A
5.00%, 07/01/18		100	116,148
Series B
4.00%, 06/01/18		45	50,336

			361,522
NEW JERSEY — 3.63%
New Jersey Building Authority RB Lease Appropriation Series A
5.00%, 06/15/18		100	114,650
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/18		100	115,403
New Jersey Economic Development Authority RB Miscellaneous Taxes Series A
0.00%, 07/01/18	(NPFGC)	55	49,718
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/18		150	169,588
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 06/01/18	(SAP)	115	132,977
Series J
5.00%, 07/01/18		50	58,120
New Jersey Transportation Trust Fund Authority RB Appropriations Series A
5.00%, 06/15/18		350	400,645
New Jersey Transportation Trust Fund Authority RB General Fund Series A
5.75%, 06/15/18		50	58,692
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
5.00%, 06/15/18		75	85,852

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 06/01/18		$70	$80,922
Series H
5.25%, 07/01/18		145	169,456
Series L
5.25%, 07/15/18	(AMBAC)	50	58,481
Series M
5.50%, 07/15/18	(AMBAC)	165	194,705
Series Q
5.00%, 08/15/18		50	58,047

			1,747,256
NEW MEXICO — 1.90%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18	(SAW)	100	107,788
City of Albuquerque GO Series A
4.00%, 07/01/18		50	55,916
County of Santa Fe GO
4.00%, 07/01/18		100	112,008
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		200	231,876
New Mexico Finance Authority RB Miscellaneous Revenue
4.00%, 06/01/18		60	66,958
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	167,533
Santa Fe RB Sales Tax Revenue Series A
4.00%, 06/01/18		25	27,802
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/18		125	144,848

			914,729
NEW YORK — 11.55%
City of New York GO
5.00%, 08/01/18		250	288,047
Series 1
5.00%, 08/01/18		135	155,546

Security		Principal (000s)	Value

Series B
5.00%, 08/01/18		$245	$282,286
Series C
4.00%, 08/01/18		135	149,885
5.00%, 08/01/18		85	97,936
5.25%, 08/01/18		70	81,387
Series D
5.00%, 08/01/18		45	51,849
Series E
4.00%, 08/01/18		180	199,847
Series F
5.00%, 08/01/18		50	57,610
Series G
5.00%, 08/01/18		500	576,095
Series I
5.00%, 08/01/18		430	495,442
Series I-1
5.00%, 08/01/18		150	172,828
County of Onondaga GO Series A
5.00%, 06/15/18		125	145,701
County of Orange GO Series A
5.00%, 07/15/18		25	29,039
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.75%, 07/01/18	(SAP)	130	153,959
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18		50	57,877
Series C
5.25%, 06/15/18		115	134,605
Series D
0.00%, 06/15/18		60	57,265
Series FF
5.00%, 06/15/18		100	115,755
Series FF-1
3.25%, 06/15/18		100	108,634
5.00%, 06/15/18		105	121,543
New York City Transitional Finance Authority RB Income Tax Revenue Series S-1
5.00%, 07/15/18	(SAW)	100	115,565

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/18	(SAW)	$180	$208,017
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
5.00%, 08/01/18		85	98,512
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/18		150	165,969
4.00%, 07/01/18	(GOI)	135	150,853
5.00%, 07/01/18		100	115,383
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/18		110	127,135
Series E
5.00%, 08/15/18		125	144,986
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/18		30	33,312
5.00%, 07/01/18		150	172,649
5.50%, 07/01/18	(NPFGC-FGIC)	140	163,853
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/18		150	174,438
Series B
5.00%, 06/15/18		125	145,365
5.00%, 08/15/18		75	87,550
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 07/15/18	(GOI)	100	115,701

			5,552,424
NORTH CAROLINA — 2.29%
City of Charlotte GO Series C
5.00%, 06/01/18		60	69,606
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18		25	28,689

Security	Principal (000s)	Value

City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/18	$150	$174,087
City of Greensboro RB Water Revenue
5.25%, 06/01/18	70	81,699
County of Forsyth GO
5.00%, 07/01/18	70	81,367
County of Guilford GO Series D
4.00%, 08/01/18	25	28,057
County of Mecklenburg GO Series A
5.00%, 08/01/18	25	29,112
State of North Carolina GO
Series B
5.00%, 06/01/18	100	116,009
Series D
3.00%, 06/01/18	350	377,577
Town of Cary GO Series A
5.00%, 06/01/18	100	116,009

		1,102,212
OHIO — 2.03%
City of Columbus GO Series A
4.00%, 06/01/18	205	229,217
Ohio State University (The) RB College & University Revenue Series A
5.00%, 06/01/18	50	57,827
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/18	100	115,920
Series B
5.00%, 06/01/18	70	81,051
State of Ohio GO
Series A
4.00%, 08/01/18	210	234,734
Series C
3.00%, 08/01/18	50	53,784
4.00%, 08/01/18	75	83,833
State of Ohio RB Federal Grant Revenue Series 2008-1
5.75%, 06/15/18	100	118,242

		974,608

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

OKLAHOMA — 0.72%
County of Oklahoma GOL Series A
3.75%, 08/01/18	$50	$55,408
Oklahoma Capital Improvement Authority RB Lease Appropriation Series A
5.00%, 07/01/18	100	115,562
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	150	173,142

344,112
OREGON — 0.93%
City of Portland RB Sewer Revenue Series A
5.00%, 06/15/18	195	225,730
Portland Community College District GO
5.00%, 06/15/18	100	115,893
State of Oregon GO Series A
4.00%, 08/01/18	95	106,488

448,111
PENNSYLVANIA — 4.60%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/18	100	115,177
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	225	260,222
5.00%, 07/01/18	245	283,901
Third Series
5.38%, 07/01/18	(AGM)	520	610,626
County of Bucks GO
5.00%, 06/01/18	55	63,853
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	525	608,832

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
5.00%, 06/15/18		$100	$115,044
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/18		135	155,914

			2,213,569
SOUTH CAROLINA — 0.60%
State of South Carolina GO Series A
5.00%, 06/01/18		150	173,880
State of South Carolina RB Port Airport & Marina Revenue
5.00%, 07/01/18		100	114,445

			288,325
SOUTH DAKOTA — 0.23%
South Dakota Conservancy District RB Water Revenue Series 2012B
4.00%, 08/01/18		100	111,868

			111,868
TENNESSEE — 0.55%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/18		230	266,623

			266,623
TEXAS — 4.92%
City of San Antonio GOL
4.50%, 08/01/18		50	57,215
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	56,082
Coppell Independent School District GO Series B
0.00%, 08/15/18		145	135,230
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	157,031

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	$150	$174,627
Grapevine-Colleyville Independent School District GO Series B
5.00%, 08/15/18		60	69,705
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	100	116,418
Keller Independent School District GO Series A
0.00%, 08/15/18	(PSF)	25	23,678
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	50	58,671
Series B
0.00%, 08/15/18		170	159,236
Lewisville Independent School District GO Series A
4.00%, 08/15/18	(PSF)	135	151,423
Mesquite Independent School District GO Series A
5.00%, 08/15/18	(PSF)	50	58,209
North Texas Municipal Water District RB Sewer Revenue
4.00%, 06/01/18		50	55,734
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	67,299
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	110,039
State of Texas GO
Series B
3.00%, 08/01/18		150	162,145
Series C
5.00%, 08/01/18		40	46,616
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/18		150	174,222

Security		Principal (000s)	Value

Texas Water Development Board RB Water Revenue
4.00%, 07/15/18		$75	$83,852
University of Texas System Board of Regents RB College & University Revenue
Series B
4.00%, 08/15/18		150	168,300
5.25%, 08/15/18		140	164,524
Series C
5.00%, 08/15/18		100	116,453

			2,366,709
UTAH — 2.71%
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	75,032
Intermountain Power Agency RB Electric Power & Light Revenues Series A
4.00%, 07/01/18		195	217,125
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	61,678
5.00%, 01/01/24	(PR 07/01/18)	150	174,493
Series C
3.00%, 07/01/18		60	64,798
5.00%, 07/01/18		480	558,163
Utah Transit Authority RB Sales Tax Revenue Series A
5.00%, 06/15/18	(AGM)	130	150,487

			1,301,776
VERMONT — 0.30%
State of Vermont GO Series D
4.00%, 08/15/18		130	145,978

			145,978
VIRGINIA — 3.20%
City of Alexandria GO
5.00%, 06/15/18	(SAW)	100	116,206
City of Richmond GO Series B
5.00%, 07/15/18		150	174,370

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

City of Virginia Beach GO Series B
5.00%, 07/15/18		$100	$116,430
County of Arlington GO Series B
4.00%, 08/15/18		100	112,473
County of Fairfax RB Sewer Revenue
5.00%, 07/15/18		75	87,288
County of Henrico GO Series A
5.00%, 08/01/18		100	116,541
County of Loudoun GO Series A
5.00%, 07/01/18		100	116,239
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/18		50	57,971
Virginia Public Building Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/18	(SAP)	35	40,628
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 07/15/18	(SAW)	75	87,323
5.00%, 08/01/18		100	116,080
Series B
5.00%, 08/01/18	(SAW)	75	87,060
Series C
4.00%, 08/01/18	(SAW)	275	307,637

			1,536,246
WASHINGTON — 6.58%
City of Seattle RB Electric Power & Light Revenues Series A
5.00%, 06/01/18		110	127,366
County of King GOL
5.00%, 06/01/18		100	115,654
County of Pierce RB Sewer Revenue
5.00%, 08/01/18		50	57,903
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/18		75	86,909

Security	Principal (000s)	Value

Series A
5.00%, 07/01/18	$360	$417,161
5.25%, 07/01/18	200	233,822
Energy Northwest RB Nuclear Revenue Series A
5.00%, 07/01/18	585	677,886
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/18	25	28,681
State of Washington COP Lease Appropriation Series A
5.00%, 07/01/18	100	115,562
State of Washington GO
Series 2010A
5.00%, 08/01/18	100	116,218
Series 2013A
5.00%, 08/01/18	165	191,760
Series A
5.00%, 08/01/18	150	174,327
Series B
5.00%, 08/01/18	75	87,163
Series C
5.50%, 07/01/18	115	135,794
Series D
5.00%, 07/01/18	300	348,039
Series R-2011C
5.00%, 07/01/18	150	174,019
University of Washington RB College & University Revenue Series C
5.00%, 07/01/18	65	75,408

		3,163,672
WISCONSIN — 1.44%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 07/01/18	250	290,032
State of Wisconsin RB Sewer Revenue Series 2
5.00%, 06/01/18	25	28,914

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue
Series 1
5.00%, 06/01/18	$100	$115,654
Series 5
5.00%, 06/01/18	100	115,654
Wisconsin Public Power Inc. RB Electric Power & Light Revenues Series A
5.00%, 07/01/18	(AGM)	125	143,836

694,090

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $47,249,293)	47,386,559

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	604	604,023

604,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $604,023)	604,023

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $47,853,316)	47,990,582
Other Assets, Less Liabilities — 0.19%	90,641

NET ASSETS — 100.00%	$48,081,223

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2019 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.16%

ALASKA — 0.98%
Borough of North Slope GO Series A
4.00%, 06/30/19	$15	$16,798
State of Alaska GO Series A
4.00%, 08/01/19	50	56,620

		73,418
ARIZONA — 1.91%
Maricopa County Community College District GO Series D
4.00%, 07/01/19	25	28,184
University of Arizona Board of Regents COP College & University Revenue Series B
5.00%, 06/01/19	100	115,113

		143,297
CALIFORNIA — 11.94%
City & County of San Francisco GO Series A
5.00%, 06/15/19	40	47,358
City of Los Angeles RB Wastewater System Revenue Series A
5.00%, 06/01/19	60	70,756
Coast Community College District GO Series A
5.00%, 08/01/19	35	41,390
County of Santa Clara GO Series B
5.00%, 08/01/19	25	29,689
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/19	50	59,302
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
5.00%, 07/01/19	10	11,860

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Water Revenue Series A
5.00%, 07/01/19	$70	$83,023
Los Angeles Unified School District GO
Series F
5.00%, 07/01/19	50	59,051
Series KRY
5.00%, 07/01/19	30	35,431
San Diego Community College District GO
5.00%, 08/01/19	50	59,354
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/19	35	40,434
San Diego Unified School District GO Series C-2
5.50%, 07/01/19	(AGM)	50	60,228
San Francisco Unified School District GO Series B
5.00%, 06/15/19	25	29,571
Southern California Public Power Authority RB Electric Power & Light Revenues Series A
5.00%, 07/01/19	40	47,219
Southern California Public Power Authority RB Miscellaneous Revenue
5.00%, 07/01/19	10	11,810
State of California GO Series A
5.00%, 07/01/19	175	207,655

894,131
COLORADO — 1.02%
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/19	50	58,663
Series B
5.00%, 06/01/19	15	17,599

76,262

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® 2019 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

CONNECTICUT — 1.73%
State of Connecticut GO Series B
5.25%, 06/01/19	(AMBAC)	$110	$129,951

			129,951
DELAWARE — 0.39%
County of New Castle GO Series B
5.00%, 07/15/19		25	29,585

			29,585
FLORIDA — 5.23%
Florida Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/19		45	52,501
Florida State Board of Education RB Lottery Revenue Series E
5.00%, 07/01/19		60	70,529
Miami-Dade County Transit System RB Sales Surtax Revenue Series A
5.00%, 07/01/19		30	34,788
Palm Beach County School District COP Lease Renewal Series C
4.00%, 08/01/19		20	22,084
State of Florida GO
5.00%, 07/01/19		20	23,554
Series A
5.00%, 06/01/19		90	105,838
Series C
5.00%, 06/01/19		70	82,319

			391,613
GEORGIA — 4.53%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/19		50	58,338
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/19		105	123,427

Security		Principal (000s)	Value

State of Georgia GO
Series I
4.00%, 07/01/19		$35	$39,609
5.00%, 07/01/19		100	118,214

			339,588
HAWAII — 1.94%
City & County of Honolulu RB Wastewater Revenue Series 1998
0.00%, 07/01/19	(NPFGC-FGIC)	30	26,744
State of Hawaii GO
Series DR
4.25%, 06/01/19		55	62,516
Series EH
4.00%, 08/01/19		50	56,291

			145,551
ILLINOIS — 5.19%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/19	(NPFGC-FGIC)	50	43,727
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 06/01/19	(AGM)	20	23,279
5.50%, 07/01/19	(NPFGC-FGIC)	50	59,530
State of Illinois GO
0.00%, 08/01/19		10	8,577
5.00%, 08/01/19		95	108,335
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/19		75	87,274
Series B
5.00%, 06/15/19		50	58,183

			388,905
IOWA — 1.63%
City of Des Moines GO Series A
5.00%, 06/01/19		25	29,277
City of West Des Moines GO Series A
4.25%, 06/01/19		50	57,020
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/19		30	35,440

			121,737

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2019 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal (000s)	Value

KENTUCKY — 0.39%
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 08/01/19	$25	$29,073

		29,073
MARYLAND — 4.91%
County of Harford GO Series A
5.00%, 07/01/19	15	17,699
Maryland State Transportation Authority RB Highway Revenue Tolls Series A
5.00%, 07/01/19	90	105,894
State of Maryland GO Series B
5.25%, 08/15/19	130	155,631
Washington Suburban Sanitary District GO
5.00%, 06/01/19	75	88,526

		367,750
MASSACHUSETTS — 5.08%
Commonwealth of Massachusetts GOL Series B
5.00%, 08/01/19	65	76,543
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/19	115	136,883
Series B
5.25%, 07/01/19	10	11,903
Massachusetts School Building Authority RB Sales Tax Revenue
Series B
4.00%, 08/15/19	35	39,491
5.00%, 08/15/19	75	88,481
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
3.00%, 08/01/19	25	27,017

		380,318

Security	Principal (000s)	Value

MICHIGAN — 1.58%
Michigan Finance Authority RB Miscellaneous Revenue Series 2012A
5.00%, 07/01/19	$100	$117,992

		117,992
MINNESOTA — 1.95%
State of Minnesota GO
Series D
5.00%, 08/01/19	50	59,067
Series E
4.00%, 08/01/19	25	28,255
State of Minnesota RB Lease Appropriation Series A
5.00%, 06/01/19	50	58,636

		145,958
NEBRASKA — 1.13%
City of Lincoln RB Water Revenue
4.00%, 08/15/19	75	84,499

		84,499
NEVADA — 0.71%
State of Nevada GOL
5.00%, 06/01/19	30	35,211
5.00%, 08/01/19	15	17,640

		52,851
NEW HAMPSHIRE — 0.16%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/19	10	11,763

		11,763
NEW JERSEY — 3.51%
New Jersey Transportation Trust Fund Authority RB Appropriations Series AA
5.00%, 06/15/19	50	57,750
State of New Jersey COP Lease Appropriation Series A
5.00%, 06/15/19	25	28,618
State of New Jersey GO
5.00%, 08/01/19	135	158,570

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® 2019 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

Series N
5.50%, 07/15/19	(NPFGC)	$15	$17,993

			262,931
NEW MEXICO — 1.30%
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/19		35	41,219
New Mexico Finance Authority RB Federal Grant Revenue
4.00%, 06/15/19		50	56,342

			97,561
NEW YORK — 14.46%
City of New York GO
Series 1
5.00%, 08/01/19		15	17,558
Series D
5.00%, 08/01/19		100	117,051
Series E
5.00%, 08/01/19		260	304,333
Series H
5.00%, 08/01/19		40	46,820
Long Island Power Authority RB Electric Power & Light Revenues
0.00%, 06/01/19	(AGM)	35	31,628
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1A
5.00%, 07/15/19	(SAW)	25	29,250
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
5.00%, 08/01/19		70	82,372
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/19		50	58,637
5.00%, 07/01/19	(GOI)	50	58,969
New York State Dormitory Authority RB Income Tax Revenue Series E
5.00%, 08/15/19		50	58,782

Security	Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/19	(SAP)	$65	$76,227
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/19	70	82,834
Series A
5.00%, 06/15/19	100	118,335

1,082,796
NORTH CAROLINA — 3.31%
City of Charlotte RB Water & Sewer Revenue Series B
4.00%, 07/01/19	20	22,547
City of Greensboro RB Water Revenue
5.25%, 06/01/19	35	41,536
County of Mecklenburg GO Series A
4.00%, 08/01/19	100	113,240
State of North Carolina GO Series B
5.00%, 06/01/19	60	70,821

248,144
OHIO — 1.65%
City of Columbus GO Series A
5.00%, 08/15/19	25	29,536
Ohio State Water Development Authority RB Water Revenue
5.25%, 06/01/19	25	29,710
State of Ohio GO
5.00%, 08/01/19	35	41,150
Series B
5.00%, 08/01/19	20	23,514

123,910
OKLAHOMA — 0.78%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/19	35	40,949
Oklahoma City Water Utilities Trust RB Water Revenue
5.00%, 07/01/19	15	17,674

58,623

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2019 AMT-FREE MUNI TERM ETF

March 31, 2014

Security		Principal (000s)	Value

OREGON — 0.62%
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19	(NPFGC-FGIC)	$25	$22,827
Metro GO Series A
5.00%, 06/01/19		20	23,563

			46,390
PENNSYLVANIA — 5.83%
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	105	125,407
First Series
5.00%, 07/01/19		50	58,774
Second Series
5.00%, 07/01/19		25	29,387
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/19		130	153,101
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series AJ
5.00%, 06/15/19		10	11,675
Series AM
5.00%, 06/15/19		50	58,375

			436,719
TEXAS — 6.45%
City of Corpus Christi RB Water Revenue
5.00%, 07/15/19		20	23,296
City of El Paso GOL
5.00%, 08/15/19		25	29,254
County of Bexar GOL
5.00%, 06/15/19		50	59,060
Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/19	(PSF)	25	29,557
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	65	73,502

Security		Principal (000s)	Value

Lewisville Independent School District GO Series A
5.00%, 08/15/19	(PSF)	$25	$29,557
State of Texas GO
5.00%, 08/01/19		60	71,015
Texas A&M University Board of Regents RB College & University Revenue Series A
5.00%, 07/01/19		25	29,498
Texas Water Development Board RB Water Revenue
4.00%, 07/15/19		25	28,138
University of Texas System Board of Regents RB College & University Revenue
Series A
4.00%, 08/15/19		15	16,958
Series B
4.00%, 08/15/19		30	33,916
5.00%, 08/15/19		50	59,100

			482,851
UTAH — 0.39%
State of Utah GO Series A
5.00%, 07/01/19		25	29,568

			29,568
VIRGINIA — 1.07%
Virginia Public Building Authority RB Appropriations Series B
4.00%, 08/01/19		50	56,319
Virginia Public School Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/19	(SAW)	20	23,548

			79,867
WASHINGTON — 5.61%
County of King GOL Series B
5.00%, 06/01/19		25	29,400

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® 2019 AMT-FREE MUNI TERM ETF

March 31, 2014

Security	Principal or Shares (000s)	Value

Energy Northwest RB Electric Power & Light Revenues Series A
5.00%, 07/01/19	$85	$99,917
State of Washington COP Lease Abatement
4.00%, 07/01/19	50	55,433
State of Washington GO
5.00%, 07/01/19	110	129,303
Series 2010B
5.00%, 08/01/19	25	29,421
Series D
5.00%, 07/01/19	65	76,407

		419,881
WISCONSIN — 0.78%
State of Wisconsin RB Water Revenue
5.00%, 06/01/19	50	58,691

		58,691

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $7,373,475)		7,352,174

SHORT-TERM INVESTMENTS — 7.33%

MONEY MARKET FUNDS — 7.33%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	549	549,002

		549,002

TOTAL SHORT-TERM INVESTMENTS
(Cost: $549,002)		549,002

TOTAL INVESTMENTS IN SECURITIES — 105.49%
(Cost: $7,922,477)		7,901,176
Other Assets, Less Liabilities — (5.49)%		(410,942)

NET ASSETS — 100.00%		$7,490,234

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares 2014 AMT-Free Muni Term ETF	iShares 2015 AMT-Free Muni Term ETF	iShares 2016 AMT-Free Muni Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$65,710,045	$98,429,697	$114,743,017
Affiliated (Note 2)	152,642	515,922	402,584

Total cost of investments	$65,862,687	$98,945,619	$115,145,601

Investments in securities, at fair value (Note 1):
Unaffiliated	$65,804,593	$99,271,261	$116,084,447
Affiliated (Note 2)	152,642	515,922	402,584

Total fair value of investments	65,957,235	99,787,183	116,487,031
Receivables:
Interest	725,232	1,040,126	1,133,072

Total Assets	66,682,467	100,827,309	117,620,103

LIABILITIES
Payables:
Investment securities purchased	—	31,607	—
Investment advisory fees (Note 2)	16,991	25,266	29,556

Total Liabilities	16,991	56,873	29,556

NET ASSETS	$66,665,476	$100,770,436	$117,590,547

Net assets consist of:
Paid-in capital	$66,562,836	$99,913,488	$116,312,599
Undistributed net investment income	23,002	40,435	55,582
Accumulated net realized loss	(14,910)	(25,051)	(119,064)
Net unrealized appreciation	94,548	841,564	1,341,430

NET ASSETS	$66,665,476	$100,770,436	$117,590,547

Shares outstanding[a]	1,300,000	1,900,000	2,200,000

Net asset value per share	$51.28	$53.04	$53.45

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2014

	iShares 2017 AMT-Free Muni Term ETF	iShares 2018 AMT-Free Muni Term ETF	iShares 2019 AMT-Free Muni Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$123,100,696	$47,249,293	$7,373,475
Affiliated (Note 2)	2,185,760	604,023	549,002

Total cost of investments	$125,286,456	$47,853,316	$7,922,477

Investments in securities, at fair value (Note 1):
Unaffiliated	$124,828,533	$47,386,559	$7,352,174
Affiliated (Note 2)	2,185,760	604,023	549,002

Total fair value of investments	127,014,293	47,990,582	7,901,176
Receivables:
Interest	1,243,466	460,398	71,356

Total Assets	128,257,759	48,450,980	7,972,532

LIABILITIES
Payables:
Investment securities purchased	1,847,082	357,787	480,935
Investment advisory fees (Note 2)	31,662	11,970	1,363

Total Liabilities	1,878,744	369,757	482,298

NET ASSETS	$126,379,015	$48,081,223	$7,490,234

Net assets consist of:
Paid-in capital	$124,856,344	$47,969,188	$7,507,218
Undistributed net investment income	85,757	30,525	4,317
Accumulated net realized loss	(290,923)	(55,756)	—
Net unrealized appreciation (depreciation)	1,727,837	137,266	(21,301)

NET ASSETS	$126,379,015	$48,081,223	$7,490,234

Shares outstanding[a]	2,300,000	1,900,000	300,000

Net asset value per share	$54.95	$25.31	$24.97

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares 2014 AMT-Free Muni Term ETF	iShares 2015 AMT-Free Muni Term ETF	iShares 2016 AMT-Free Muni Term ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$537,680	$837,160	$1,008,955
Interest — affiliated (Note 2)	91	150	183

Total investment income	537,771	837,310	1,009,138

EXPENSES
Investment advisory fees (Note 2)	181,235	242,822	253,435

Total expenses	181,235	242,822	253,435

Net investment income	356,536	594,488	755,703

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,910)	(25,051)	(119,064)

Net realized loss	(14,910)	(25,051)	(119,064)

Net change in unrealized appreciation/depreciation	(345,038)	(165,604)	(3,791)

Net realized and unrealized loss	(359,948)	(190,655)	(122,855)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,412)	$403,833	$632,848

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2014

	iShares 2017 AMT-Free Muni Term ETF	iShares 2018 AMT-Free Muni Term ETF	iShares 2019 AMT-Free Muni Term ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$1,387,322	$299,632	$10,134
Interest — affiliated (Note 2)	194	64	2

Total investment income	1,387,516	299,696	10,136

EXPENSES
Investment advisory fees (Note 2)	285,402	69,796	2,210

Total expenses	285,402	69,796	2,210

Net investment income	1,102,114	229,900	7,926

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(285,858)	(55,756)	—

Net realized loss	(285,858)	(55,756)	—

Net change in unrealized appreciation/depreciation	(482,425)	121,064	(21,301)

Net realized and unrealized gain (loss)	(768,283)	65,308	(21,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$333,831	$295,208	$(13,375)

[a]	For the period from February 4, 2014 (commencement of operations) to March 31, 2014.

See notes to financial statements.

104	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2014 AMT-Free Muni Term ETF		iShares 2015 AMT-Free Muni Term ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$356,536	$348,417	$594,488	$531,495
Net realized gain (loss)	(14,910)	2,461	(25,051)	398
Net change in unrealized appreciation/depreciation	(345,038)	(95,039)	(165,604)	(23,208)

Net increase (decrease) in net assets resulting from operations	(3,412)	255,839	403,833	508,685

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(357,359)	(330,538)	(596,029)	(525,469)

Total distributions to shareholders	(357,359)	(330,538)	(596,029)	(525,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,034,718	10,349,680	42,482,143	21,316,313

Net increase in net assets from capital share transactions	18,034,718	10,349,680	42,482,143	21,316,313

INCREASE IN NET ASSETS	17,673,947	10,274,981	42,289,947	21,299,529

NET ASSETS
Beginning of year	48,991,529	38,716,548	58,480,489	37,180,960

End of year	$66,665,476	$48,991,529	$100,770,436	$58,480,489

Undistributed net investment income included in net assets at end of year	$23,002	$23,825	$40,435	$41,976

SHARES ISSUED
Shares sold	350,000	200,000	800,000	400,000

Net increase in shares outstanding	350,000	200,000	800,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 AMT-Free Muni Term ETF		iShares 2017 AMT-Free Muni Term ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$755,703	$577,213	$1,102,114	$871,716
Net realized gain (loss)	(119,064)	167	(285,858)	(5,065)
Net change in unrealized appreciation/depreciation	(3,791)	215,579	(482,425)	612,132

Net increase in net assets resulting from operations	632,848	792,959	333,831	1,478,783

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(748,534)	(569,515)	(1,088,952)	(856,854)

Total distributions to shareholders	(748,534)	(569,515)	(1,088,952)	(856,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	61,445,714	21,464,058	55,064,820	27,735,953

Net increase in net assets from capital share transactions	61,445,714	21,464,058	55,064,820	27,735,953

INCREASE IN NET ASSETS	61,330,028	21,687,502	54,309,699	28,357,882

NET ASSETS
Beginning of year	56,260,519	34,573,017	72,069,316	43,711,434

End of year	$117,590,547	$56,260,519	$126,379,015	$72,069,316

Undistributed net investment income included in net assets at end of year	$55,582	$48,413	$85,757	$72,595

SHARES ISSUED
Shares sold	1,150,000	400,000	1,000,000	500,000

Net increase in shares outstanding	1,150,000	400,000	1,000,000	500,000

See notes to financial statements.

106	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2018 AMT-Free Muni Term ETF		iShares 2019 AMT-Free Muni Term ETF
	Year ended March 31, 2014	Period from March 19, 2013[a] to March 31, 2013	Period from February 4, 2014[a] to March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$229,900	$388	$7,926
Net realized gain (loss)	(55,756)	—	—
Net change in unrealized appreciation/depreciation	121,064	16,202	(21,301)

Net increase (decrease) in net assets resulting from operations	295,208	16,590	(13,375)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(199,763)	—	(3,609)

Total distributions to shareholders	(199,763)	—	(3,609)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,469,188	2,500,000	7,507,218

Net increase in net assets from capital share transactions	45,469,188	2,500,000	7,507,218

INCREASE IN NET ASSETS	45,564,633	2,516,590	7,490,234

NET ASSETS
Beginning of period	2,516,590	—	—

End of period	$48,081,223	$2,516,590	$7,490,234

Undistributed net investment income included in net assets at end of period	$30,525	$388	$4,317

SHARES ISSUED
Shares sold	1,800,000	100,000	300,000

Net increase in shares outstanding	1,800,000	100,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2014 AMT-Free Muni Term ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.57	$51.62	$50.61	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.30	0.39	0.53	0.68	0.15
Net realized and unrealized gain (loss)[c]	(0.28)	(0.06)	1.05	0.59	(0.06)

Total from investment operations	0.02	0.33	1.58	1.27	0.09

Less distributions from:
Net investment income	(0.31)	(0.38)	(0.57)	(0.68)	(0.10)

Total distributions	(0.31)	(0.38)	(0.57)	(0.68)	(0.10)

Net asset value, end of period	$51.28	$51.57	$51.62	$50.61	$50.02

Total return	0.06%	0.62%	3.14%	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,665	$48,992	$38,717	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.59%	0.76%	1.04%	1.34%	1.33%
Portfolio turnover rate[f]	2%	1%	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

108	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2015 AMT-Free Muni Term ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.16	$53.12	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.39	0.59	0.78	0.89	0.21
Net realized and unrealized gain (loss)[c]	(0.10)	0.05	1.85	0.63	0.06

Total from investment operations	0.29	0.64	2.63	1.52	0.27

Less distributions from:
Net investment income	(0.41)	(0.60)	(0.79)	(0.87)	(0.13)

Total distributions	(0.41)	(0.60)	(0.79)	(0.87)	(0.13)

Net asset value, end of period	$53.04	$53.16	$53.12	$51.28	$50.63

Total return	0.56%	1.19%	5.15%	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,770	$58,480	$37,181	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.73%	1.11%	1.48%	1.74%	1.84%
Portfolio turnover rate[f]	2%	0%[g]	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2016 AMT-Free Muni Term ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.58	$53.19	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.48	0.70	0.98	1.11	0.26
Net realized and unrealized gain (loss)[c]	(0.11)	0.41	2.65	0.83	(0.04)

Total from investment operations	0.37	1.11	3.63	1.94	0.22

Less distributions from:
Net investment income	(0.50)	(0.72)	(0.99)	(1.11)	(0.16)

Total distributions	(0.50)	(0.72)	(0.99)	(1.11)	(0.16)

Net asset value, end of period	$53.45	$53.58	$53.19	$50.55	$49.72

Total return	0.71%	2.08%	7.23%	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$117,591	$56,261	$34,573	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.89%	1.31%	1.87%	2.17%	2.25%
Portfolio turnover rate[f]	2%	1%	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2017 AMT-Free Muni Term ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$55.44	$54.64	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.64	0.81	1.11	1.28	0.30
Net realized and unrealized gain (loss)[c]	(0.48)	0.82	3.56	0.69	0.09

Total from investment operations	0.16	1.63	4.67	1.97	0.39

Less distributions from:
Net investment income	(0.65)	(0.83)	(1.13)	(1.21)	(0.18)

Total distributions	(0.65)	(0.83)	(1.13)	(1.21)	(0.18)

Net asset value, end of period	$54.95	$55.44	$54.64	$51.10	$50.34

Total return	0.31%	2.98%	9.22%	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,379	$72,069	$43,711	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.16%	1.47%	2.06%	2.48%	2.57%
Portfolio turnover rate[f]	2%	0%[g]	4%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2018 AMT-Free Muni Term ETF
	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.25	0.00 [c]
Net realized and unrealized gain[d]	0.10	0.17

Total from investment operations	0.35	0.17

Less distributions from:
Net investment income	(0.21)	—

Total distributions	(0.21)	—

Net asset value, end of period	$25.31	$25.17

Total return	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.30%	0.30%
Ratio of net investment income to average net assets[f]	0.99%	0.47%
Portfolio turnover rate[g]	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2019 AMT-Free Muni Term ETF
Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.04
Net realized and unrealized (loss)[c]	(0.05)

Total from investment operations	(0.01)

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$24.97

Total return	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,490
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	1.08%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Term ETF	Former Name [a]	Diversification Classification
2014 AMT-Free Muni	iShares 2014 S&P AMT-Free Municipal Series	Diversified
2015 AMT-Free Muni	iShares 2015 S&P AMT-Free Municipal Series	Diversified
2016 AMT-Free Muni	iShares 2016 S&P AMT-Free Municipal Series	Diversified
2017 AMT-Free Muni	iShares 2017 S&P AMT-Free Municipal Series	Diversified
2018 AMT-Free Muni	iShares 2018 S&P AMT-Free Municipal Series	Non-diversified
2019 AMT-Free Muni[b]	N/A	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.
[b]	The Fund commenced operations on February 4, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

114	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Term ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
2014 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$65,804,593	$—	$65,804,593
Money Market Funds	152,642	—	—	152,642

	$152,642	$65,804,593	$—	$65,957,235

2015 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$99,271,261	$—	$99,271,261
Money Market Funds	515,922	—	—	515,922

	$515,922	$99,271,261	$—	$99,787,183

2016 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$116,084,447	$—	$116,084,447
Money Market Funds	402,584	—	—	402,584

	$402,584	$116,084,447	$—	$116,487,031

2017 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$124,828,533	$—	$124,828,533
Money Market Funds	2,185,760	—	—	2,185,760

	$2,185,760	$124,828,533	$—	$127,014,293

2018 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$47,386,559	$—	$47,386,559
Money Market Funds	604,023	—	—	604,023

	$604,023	$47,386,559	$—	$47,990,582

2019 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$7,352,174	$—	$7,352,174
Money Market Funds	549,002	—	—	549,002

	$549,002	$7,352,174	$—	$7,901,176

116	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

Effective May 23, 2014, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund, except for the iShares 2014 AMT-Free Muni Term ETF, through the termination date of such Fund in order to limit total annual operating expenses to 0.18% of the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended March 31, 2014 were as follows:

iShares Term ETF	Purchases	Sales
2014 AMT-Free Muni	$10,203,518	$1,024,488
2015 AMT-Free Muni	46,027,506	1,772,198
2016 AMT-Free Muni	63,393,451	1,561,254
2017 AMT-Free Muni	59,147,811	2,240,920
2018 AMT-Free Muni	45,702,881	207,228
2019 AMT-Free Muni	7,391,550	—

In-kind transactions (see Note 4) for the period ended March 31, 2014 were as follows:

iShares Term ETF	In-kind Purchases
2016 AMT-Free Muni	$1,253,680

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

118	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014 were reclassified to the following accounts:

iShares Term ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
2014 AMT-Free Muni	$2,461	$—	$(2,461)
2015 AMT-Free Muni	398	—	(398)
2016 AMT-Free Muni	167	—	(167)
The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares Term ETF	2014	2013
2014 AMT-Free Muni
Tax-exempt income	$357,359	$330,538

2015 AMT-Free Muni
Tax-exempt income	$596,029	$525,469

2016 AMT-Free Muni
Tax-exempt income	$748,534	$569,515

2017 AMT-Free Muni
Tax-exempt income	$1,088,952	$856,854

2018 AMT-Free Muni
Tax-exempt income	$199,763	$—

2019 AMT-Free Muni
Tax-exempt income	$3,609	$—

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Term ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	Qualified Late-Year Losses [a]	Total
2014 AMT-Free Muni	$23,002	$(2,169)	$94,548	$(12,741)	$102,640
2015 AMT-Free Muni	40,435	—	841,564	(25,051)	856,948
2016 AMT-Free Muni	55,582	(21,379)	1,341,430	(97,685)	1,277,948
2017 AMT-Free Muni	85,757	(79,747)	1,727,837	(211,176)	1,522,671
2018 AMT-Free Muni	30,525	—	137,266	(55,756)	112,035
2019 AMT-Free Muni	4,317	—	(21,301)	—	(16,984)

[a]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Term ETF	Non-Expiring
2014 AMT-Free Muni	$2,169
2016 AMT-Free Muni	21,379
2017 AMT-Free Muni	79,747

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Term ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2014 AMT-Free Muni	$65,862,687	$106,831	$(12,283)	$94,548
2015 AMT-Free Muni	98,945,619	846,138	(4,574)	841,564
2016 AMT-Free Muni	115,145,601	1,350,327	(8,897)	1,341,430
2017 AMT-Free Muni	125,286,456	1,780,790	(52,953)	1,727,837
2018 AMT-Free Muni	47,853,316	194,351	(57,085)	137,266
2019 AMT-Free Muni	7,922,477	5,900	(27,201)	(21,301)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	PLANNED FUND LIQUIDATION

The iShares 2014 AMT-Free Muni Term ETF will be liquidating on or about August 31, 2014, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2014 Index, on or about the same date.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

120	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 2014 AMT-Free Muni Term ETF, iShares 2015 AMT-Free Muni Term ETF, iShares 2016 AMT-Free Muni Term ETF, iShares 2017 AMT-Free Muni Term ETF, iShares 2018 AMT-Free Muni Term ETF and iShares 2019 AMT-Free Muni Term ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	121

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2014:

iShares Term ETF	Exempt- Interest Dividends
2014 AMT-Free Muni	100%
2015 AMT-Free Muni	100
2016 AMT-Free Muni	100
2017 AMT-Free Muni	100
2018 AMT-Free Muni	100
2019 AMT-Free Muni	100

122	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares 2019 AMT-Free Muni Term ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Because the Fund had not yet commenced operations, the Board did not review any performance information for the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	123

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not yet commenced operations, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees payable under advisory contracts with iShares funds) and all other sources of revenue and expense to BFA and its affiliates from the iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not yet commenced operations. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its

124	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board also noted that the investment advisory fee rate applicable to the Fund was higher than that applicable to certain other iShares funds that invest in municipal bonds that do not have a term structure. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet commenced operations. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	125

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Term ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
2014 AMT-Free Muni	$0.308609	$—	$0.000196	$0.308805	100%	—%	0%[a]		100%
2015 AMT-Free Muni	0.407806	—	0.000628	0.408434	100	—	0	[a]	100
2016 AMT-Free Muni	0.497155	—	0.001486	0.498641	100	—	0	[a]	100
2017 AMT-Free Muni	0.647455	—	0.002723	0.650178	100	—	0	[a]	100
2018 AMT-Free Muni	0.209986	—	0.001488	0.211474	99	—	1		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report (except for the iShares 2019 AMT-Free Muni Term ETF which commenced operations on February 4, 2014). The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

126	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 2014 AMT-Free Muni Term ETF

Period Covered: April 1, 2010 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.10%
Greater than 3.5% and Less than 4.0%	1	0.10
Greater than 3.0% and Less than 3.5%	2	0.20
Greater than 2.5% and Less than 3.0%	2	0.20
Greater than 2.0% and Less than 2.5%	2	0.20
Greater than 1.5% and Less than 2.0%	1	0.10
Greater than 1.0% and Less than 1.5%	31	3.08
Greater than 0.5% and Less than 1.0%	126	12.52
Between 0.5% and –0.5%	798	79.32
Less than –0.5% and Greater than –1.0%	38	3.78
Less than –1.0% and Greater than –1.5%	4	0.40

	1,006	100.00%

iShares 2015 AMT-Free Muni Term ETF

Period Covered: April 1, 2010 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.10%
Greater than 2.0% and Less than 2.5%	4	0.40
Greater than 1.5% and Less than 2.0%	3	0.30
Greater than 1.0% and Less than 1.5%	26	2.58
Greater than 0.5% and Less than 1.0%	167	16.60
Between 0.5% and –0.5%	783	77.83
Less than –0.5% and Greater than –1.0%	19	1.89
Less than –1.0% and Greater than –1.5%	3	0.30

	1,006	100.00%

SUPPLEMENTAL INFORMATION	127

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2016 AMT-Free Muni Term ETF

Period Covered: April 1, 2010 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.20%
Greater than 2.0% and Less than 2.5%	1	0.10
Greater than 1.5% and Less than 2.0%	7	0.70
Greater than 1.0% and Less than 1.5%	28	2.78
Greater than 0.5% and Less than 1.0%	127	12.62
Between 0.5% and –0.5%	778	77.34
Less than –0.5% and Greater than –1.0%	51	5.07
Less than –1.0% and Greater than –1.5%	12	1.19

	1,006	100.00%

iShares 2017 AMT-Free Muni Term ETF

Period Covered: April 1, 2010 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.20%
Greater than 3.5% and Less than 4.0%	3	0.30
Greater than 3.0% and Less than 3.5%	1	0.10
Greater than 2.5% and Less than 3.0%	3	0.30
Greater than 2.0% and Less than 2.5%	4	0.40
Greater than 1.5% and Less than 2.0%	7	0.70
Greater than 1.0% and Less than 1.5%	28	2.78
Greater than 0.5% and Less than 1.0%	145	14.41
Between 0.5% and –0.5%	751	74.65
Less than –0.5% and Greater than –1.0%	34	3.38
Less than –1.0% and Greater than –1.5%	27	2.68
Less than –1.0% and Greater than –2.0%	1	0.10

	1,006	100.00%

iShares 2018 AMT-Free Muni Term ETF

Period Covered: April 1, 2013 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	16	6.32%
Between 0.5% and –0.5%	232	91.69
Less than –0.5% and Greater than –1.0%	1	0.40
Less than –1.0% and Greater than –1.5%	2	0.79
Less than –1.5% and Greater than –2.0%	1	0.40
Less than –2.0%	1	0.40

	253	100.00%

128	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	129

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

130	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	131

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

132	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	133

Notes:

134	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-38-0314

MARCH 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks gained more than 15% for the 12-month period ended March 31, 2014 (the “reporting period”). The global equity markets generally benefited from significant liquidity as many central banks around the world maintained or expanded their accommodative monetary policies in an effort to stimulate economic activity. These efforts appeared to find some success during the reporting period as improving economic conditions in many regions of the world provided a favorable backdrop for global stock market performance.

Although global stocks advanced steadily throughout the reporting period, they experienced some meaningful volatility along the way. The global equity markets declined in June 2013 after the U.S. Federal Reserve Bank (the “Fed”) announced plans to scale back its quantitative easing measures before the end of the year. After rebounding in July 2013, global stocks dipped again in August 2013 amid unrest in the Middle East and signs of weaker economic growth worldwide.

Global stocks rallied throughout the fourth quarter of 2013 and into the new year, until a spate of weaker economic data led to a sharp correction in global stocks during the last half of January 2014. However, the disappointing economic news was attributed largely to severe winter weather in the northern hemisphere, and the global equity markets recovered over the last two months of the reporting period.

From a regional perspective, European stocks were the best performers, generating returns of nearly 25% for the reporting period. Although economic growth remained subdued across the Continent, the weakest European economies showed meaningful signs of stabilization during the reporting period. Many southern European countries reported consecutive quarters of positive growth after several years of recession, and their stock markets rallied sharply in response. The leading markets in Europe included Ireland, Italy, and Spain.

U.S. stocks advanced by more than 20% for the reporting period. The U.S. economy grew at an uneven yet moderate pace, led by improving job growth (the unemployment rate fell to a five-year low of 6.6% in February 2014 before finishing the reporting period at 6.7%) and a continued recovery in the housing market. The Fed expressed its confidence in the economy’s resilience by tapering its quantitative easing activity beginning in January 2014. The Fed reduced its government bond purchases from $85 billion per month in 2013 to $55 billion per month as of the end of the reporting period.

Stocks in the Asia/Pacific region lagged, returning approximately 5% for the reporting period. Slowing economic growth in the region, particularly in emerging markets, contributed to the modest equity returns. Australia’s stock market was the most significant laggard as declining global demand for commodities led to slower economic growth. Stock markets in Singapore and Hong Kong were also among the weaker performers in the region, while the New Zealand stock market fared the best.

On a sector basis, health care stocks produced the best returns. Traditionally a defensive sector of the market, health care benefited from relatively high dividend yields and robust growth from the biotechnology industry. Other top-performing sectors included consumer discretionary, which benefited from improving retail sales in many regions, and information technology, which enjoyed strong growth and a resurgence in initial public offerings. On the downside, the consumer staples and materials sectors posted the lowest returns. Consumer staples is one of the most defensive sectors in the global equity markets, while the materials sector struggled with declining commodity prices.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.35)%	(6.22)%	(4.91)%	(5.35)%	(6.22)%	(4.91)%
Since Inception	3.07%	3.00%	3.68%	7.45%	7.26%	8.96%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.70	$2.73	$1,000.00	$1,022.20	$2.77	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was -5.35%, net of fees, while the total return for the Index was -4.91%.

International preferred stocks, as represented by the Index, delivered negative results for the reporting period, lagging the performance of broad U.S. equity indices by a wide margin. The dominant factor affecting the performance of preferred stocks during the reporting period was Fed actions.

The reporting period began in the midst of a global low-interest-rate environment, as the Fed responded to the slow U.S. economic data through its third quantitative easing program. In this environment, investors looked outside of the U.S. and to preferred stocks in their search for yield, and international preferred stocks performed well. In May 2013, however, the environment changed when the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Because preferred stocks are sensitive to interest rate changes, the prospect of rising rates caused the prices of preferred stocks to fall. Like bonds, preferred stock prices decline as interest rates rise.

Another factor affecting Index performance was the performance of the Canadian dollar, because more than 65% of the Index was comprised of Canadian preferred securities at the end of the reporting period. Because the U.S. and Canada are each other’s main trading partners, the Canadian dollar is sensitive to Fed policy in the U.S. The Fed’s announcement regarding tapering spurred a decline in the Canadian dollar.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*
Financials	65.43%
Energy	20.62
Industrials	5.29
Telecommunication Services	4.71
Utilities	3.95

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/14

Country	Percentage of Total Investments*
Canada	68.03%
United Kingdom	26.74
Singapore	3.68
Sweden	1.55

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of March 31, 2014

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX (price return) [1]	INDEX (total return) [2]	NAV	MARKET	INDEX (price return)[1]	INDEX (total return) [2]
1 Year	47.81%	47.88%	47.90%	48.22%	47.81%	47.88%	47.90%	48.22%
5 Years	29.22%	29.23%	29.31%	29.60%	260.34%	260.49%	261.58%	265.68%
10 Years	11.97%	11.98%	12.24%	12.40%	209.86%	209.90%	217.30%	221.87%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

1 The NASDAQ Biotechnology Index (price return) is calculated without regard to cash dividends.

2 The NASDAQ Biotechnology Index (total return) is calculated by reinvesting cash dividends.

Beginning April 3, 2014, the Fund will compare its performance to the NASDAQ Biotechnology Index (total return) in order to better reflect the Fund’s intended reinvestment of dividends. Previously, the Fund compared its performance to the NASDAQ Biotechnology Index (price return).

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,127.60	$2.55	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 47.81%, net of fees, while the price return for the Index was 47.90% and the total return for the Index was 48.22%.

Biotechnology stocks, as represented by the Index, achieved robust returns during the reporting period and outpaced broader equity market performance.

Biotechnology companies comprised more than 77% of the Index as of the end of the reporting period, with pharmaceutical companies, life sciences tools and services and health care supplies accounting for the remaining 23%. Both groups generated healthy results during the reporting period. In part, health care companies benefited from investors’ flight to defensive sectors of the market during times of fiscal and market uncertainty.

Biotechnology companies experienced an acceleration of initial public offerings (“IPOs”). In September 2013, six biotech companies completed IPOs, the highest number since August 2000. For the first quarter of 2014, a total of 22 biotech IPOs were completed. Merger and acquisition activity remained solid, and in-licensing agreements and collaborations accelerated. Biotechnology companies also benefited from strong pipelines of new medications, including those being developed to address hepatitis, HIV, and cancer.

Pharmaceutical companies largely began to move past their patent expirations on blockbuster drugs, replacing them with new products in their pipelines. Investor demand for yield benefited pharmaceutical stocks, which typically offer higher dividend yields than the broader equity market.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*
Biotechnology	77.38%
Pharmaceuticals	16.10
Life Sciences Tools & Services	6.44
Health Care Supplies	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*
Amgen Inc.	8.91%
Biogen Idec Inc.	8.05
Celgene Corp.	7.78
Gilead Sciences Inc.	7.67
Alexion Pharmaceuticals Inc.	6.78
Regeneron Pharmaceuticals Inc.	4.04
Mylan Inc.	3.94
Vertex Pharmaceuticals Inc.	3.92
Illumina Inc.	3.88
BioMarin Pharmaceutical Inc.	2.36

TOTAL	57.33%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of March 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.13%	2.95%	3.51%	3.13%	2.95%	3.51%
5 Years	19.60%	19.52%	20.92%	144.72%	143.88%	158.47%
Since Inception	3.76%	3.74%	4.12%	29.53%	29.39%	32.75%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.60	$2.43	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2014, the total return for the Fund was 3.13%, net of fees, while the total return for the Index was 3.51%.

U.S. preferred stocks, as represented by the Index, delivered positive results for the reporting period, but lagged the performance of broad U.S. equity indices by a wide margin. The dominant factor affecting the performance of preferred stocks during the reporting period was Fed actions.

The reporting period began in the midst of a low-interest-rate environment, as the Fed responded to the slow U.S. economic data through its third quantitative easing program. In this environment, investors’ search for yield led to increased demand for preferred stocks, and preferred stocks performed well. In May 2013, however, the environment changed when the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Because preferred stocks are sensitive to interest rate changes, the prospect of rising rates caused the prices of preferred stocks to fall. Like bonds, preferred stock prices decline as interest rates rise.

In the final months of the reporting period, market participants were reassured when the Fed reiterated its plan to take “measured steps” in tapering its bond buying program and to keep interest rates low in an effort to promote economic growth. Preferred stocks retraced some of their earlier losses and finished the reporting period on positive ground, largely due to the income component of their total returns.

PORTFOLIO ALLOCATION

As of 3/31/14

Sector	Percentage of Total Investments*
Financials	79.49%
Consumer Discretionary	9.74
Utilities	4.19
Telecommunication Services	2.26
Materials	1.78
Industrials	1.00
Energy	0.76
Consumer Staples	0.46
Health Care	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/14

Security	Percentage of Total Investments*

HSBC Holdings PLC, 8.00%	2.64%
GMAC Capital Trust I Series 2, 8.13%	1.87
Barclays Bank PLC Series 5, 8.13%	1.77
Wells Fargo & Co. Series J, 8.00%	1.61
Citigroup Capital XIII, 7.88%	1.60
HSBC Holdings PLC, 8.13%	1.47
ArcelorMittal, 6.00%	1.39
Deutsche Bank Contingent Capital Trust III, 7.60%	1.38
Wells Fargo & Co., 5.85%	1.11
PNC Financial Services Group Inc. (The) Series P, 6.13%	1.03

TOTAL	15.87%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2013 and held through March 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 99.21%

CANADA — 67.50%
Bank of Montreal, 2.48%[a]	10,230	$230,320
Bank of Montreal Series 23, 5.40%[a]	28,573	673,067
Bank of Nova Scotia, 2.95%[a]	11,250	257,157
Bank of Nova Scotia, 3.35%[a]	13,389	306,537
Bank of Nova Scotia, 3.61%[a]	14,355	326,832
Bank of Nova Scotia Series 30, 3.85%[a]	18,928	412,943
Bank of Nova Scotia Series 32, 3.70%[a]	28,475	623,032
BCE Inc., 4.54%[a]	26,030	498,314
BCE Inc. Series AK, 4.15%[a]	44,644	896,318
Brookfield Asset Management Inc., 4.85%	14,282	268,754
Brookfield Asset Management Inc., 4.90%	14,283	272,396
Brookfield Asset Management Inc. Series 32, 4.50%[a]	21,428	491,170
Brookfield Asset Management Inc. Series 34, 4.20%[a]	17,857	396,858
Brookfield Office Properties Inc. Series T, 4.60%[a]	17,871	391,502
Canadian Utilities Ltd., 4.50%	16,071	314,504
Canadian Utilities Ltd. Series AA, 4.90%	10,704	229,742
Capital Power Corp., 4.60%[a]	10,701	225,897
Emera Inc. Series C, 4.10%[a]	17,857	399,770
Enbridge Inc., 4.00%[a]	16,575	367,165
Enbridge Inc. Series 3, 4.00%[a]	22,099	475,516
Enbridge Inc. Series B, 4.00%[a]	18,416	413,786
Enbridge Inc. Series F, 4.00%[a]	18,427	407,356
Enbridge Inc. Series H, 4.00%[a]	12,890	273,274
Enbridge Inc. Series N, 4.00%[a]	16,587	374,194
Enbridge Inc. Series P, 4.00%[a]	14,732	323,670
Enbridge Inc. Series R, 4.00%[a]	14,732	323,403
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	16,964	387,770
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	17,857	421,288
Intact Financial Corp. Series 3, 4.20%[a]	17,857	416,111
Manulife Financial Corp., 4.00%[a]	14,286	329,274
Manulife Financial Corp. Series 1-7, 4.60%[a]	17,871	424,209
Manulife Financial Corp. Series 4, 6.60%[a]	32,144	736,800

Security	Shares	Value

Manulife Financial Corp. Series 9, 4.40%[a]	17,857	$421,449
National Bank of Canada, 3.80%[a]	14,286	333,286
Pembina Pipeline Corp., 4.25%[a]	17,857	394,917
Power Financial Corp. Series R, 5.50%	17,857	410,610
Power Financial Corp. Series S, 4.80%	21,428	445,741
Royal Bank of Canada, 3.52%[a]	28,572	658,030
Sun Life Financial Inc. Series 4, 4.45%	21,429	418,776
Toronto-Dominion Bank (The) Series AG, 6.25%[a]	26,786	615,684
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	25,000	580,974
Toronto-Dominion Bank (The) Series S, 3.37%[a]	9,610	219,582
TransCanada Corp., 4.00%[a]	42,858	968,795
TransCanada Corp. Series 1, 4.60%[a]	39,286	826,830
TransCanada Corp. Series 3, 4.00%[a]	25,000	455,946
TransCanada Corp. Series 5, 4.40%[a]	25,000	496,716

		20,136,265
SINGAPORE — 3.65%
City Developments Ltd., 0.00%[a]	590,836	500,370
Oversea Chinese Banking, 4.20%	710,372	587,481

		1,087,851
SWEDEN — 1.54%
Sagax AB, 0.00%	89,284	459,946

		459,946
UNITED KINGDOM — 26.52%
Aviva PLC, 8.38%	178,566	381,795
Aviva PLC, 8.75%	178,567	397,427
Balfour Beatty PLC, 9.68%	199,995	404,274
Doric Nimrod Air Two Ltd., 0.00%	305,871	1,162,647
Ecclesiastical Insurance Group PLC, 8.63%	190,083	389,783
General Accident PLC, 7.88%	196,423	383,136
General Accident PLC, 8.88%	249,997	557,447
Lloyds Banking Group PLC, 9.25%	535,698	1,187,808
Lloyds Banking Group PLC, 9.75%	99,453	232,539
National Westminster Bank PLC Series A, 9.00%	249,997	526,188
Raven Russia Ltd., 12.00%	257,306	625,220
RSA Insurance Group PLC, 7.38%	223,208	412,124
Santander UK PLC, 10.38%	243,009	551,993
Standard Chartered PLC, 7.38%	171,484	327,344

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

Standard Chartered PLC, 8.25%	177,227	$373,762

		7,913,487

TOTAL PREFERRED STOCKS
(Cost: $31,754,899)		29,597,549

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,757	3,757

		3,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,757)		3,757

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $31,758,656)		29,601,306
Other Assets, Less Liabilities — 0.78%		231,542

NET ASSETS — 100.00%		$29,832,848

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 77.36%
ACADIA Pharmaceuticals Inc.[a,b]	1,111,631	$27,045,982
Achillion Pharmaceuticals Inc.[a,b]	1,182,308	3,889,793
Acorda Therapeutics Inc.[a]	502,531	19,050,950
Aegerion Pharmaceuticals Inc.[a,b]	355,733	16,406,406
Agios Pharmaceuticals Inc.[a,b]	379,212	14,846,150
Alexion Pharmaceuticals Inc.[a]	2,248,270	342,029,315
Alkermes PLC[a]	1,755,996	77,421,864
Alnylam Pharmaceuticals Inc.[a]	777,767	52,219,276
AMAG Pharmaceuticals Inc.[a,b]	266,061	5,148,280
Amarin Corp. PLC SP ADR[a,b]	2,020,621	3,657,324
Amgen Inc.	3,643,551	449,395,580
Anacor Pharmaceuticals Inc.[a,b]	496,124	9,927,441
Arena Pharmaceuticals Inc.[a,b]	2,661,795	16,769,309
ARIAD Pharmaceuticals Inc.[a,b]	2,023,615	16,310,337
Array BioPharma Inc.[a,b]	1,529,966	7,190,840
BioCryst Pharmaceuticals Inc.[a,b]	720,055	7,618,182
Biogen Idec Inc.[a]	1,327,032	405,899,278
BioMarin Pharmaceutical Inc.[a]	1,747,607	119,204,273
Bluebird Bio Inc.[a]	289,802	6,590,097
Celgene Corp.[a]	2,811,030	392,419,788
Celldex Therapeutics Inc.[a,b]	1,088,115	19,226,992
Cellular Dynamics International Inc.[a,b]	193,005	2,881,565
ChemoCentryx Inc.[a,b]	524,037	3,474,365
Chimerix Inc.[a,b]	321,952	7,353,384
Clovis Oncology Inc.[a]	412,522	28,575,399
Cubist Pharmaceuticals Inc.[a]	910,167	66,578,716
Curis Inc.[a,b]	1,052,131	2,967,009
Dendreon Corp.[a,b]	1,921,734	5,745,985
Dyax Corp.[a]	1,473,167	13,229,040
Epizyme Inc.[a,b]	400,547	9,120,455
Esperion Therapeutics Inc.[a,b]	188,290	2,846,945
Exelixis Inc.[a,b]	2,370,345	8,391,021
Genomic Health Inc.[a,b]	374,250	9,857,745
Geron Corp.[a,b]	1,918,260	3,989,981
Gilead Sciences Inc.[a]	5,458,064	386,758,415
Grifols SA SP ADR	1,168,477	48,258,100
Halozyme Therapeutics Inc.[a,b]	1,512,537	19,209,220
Idenix Pharmaceuticals Inc.[a,b]	1,835,128	11,065,822
ImmunoGen Inc.[a,b]	1,042,377	15,562,689
Immunomedics Inc.[a,b]	1,017,788	4,284,887
Incyte Corp.[a]	2,014,264	107,803,409
Infinity Pharmaceuticals Inc.[a,b]	588,450	6,996,671

Security	Shares	Value

Insys Therapeutics Inc.[a,b]	392,036	$16,242,031
InterMune Inc.[a,b]	1,091,813	36,542,981
Ironwood Pharmaceuticals Inc. Class Aa	1,421,610	17,514,235
Isis Pharmaceuticals Inc.[a,b]	1,412,434	61,031,273
Kythera Biopharmaceuticals Inc.[a,b]	260,607	10,361,734
Lexicon Pharmaceuticals Inc.[a,b]	6,252,311	10,816,498
Ligand Pharmaceuticals Inc. Class Ba,b	250,875	16,873,853
MannKind Corp.[a,b]	4,495,226	18,070,809
Medivation Inc.[a]	928,859	59,790,654
Merrimack Pharmaceuticals Inc.[a,b]	1,250,084	6,300,423
Momenta Pharmaceuticals Inc.[a]	639,129	7,445,853
Myriad Genetics Inc.[a,b]	888,029	30,361,712
Neurocrine Biosciences Inc.[a,b]	920,346	14,817,571
NewLink Genetics Corp.[a,b]	337,997	9,599,115
Novavax Inc.[a,b]	2,539,833	11,505,443
NPS Pharmaceuticals Inc.[a,b]	1,250,971	37,441,562
OncoMed Pharmaceuticals Inc.[a,b]	357,839	12,041,282
Onconova Therapeutics Inc.[a,b]	263,774	1,672,327
Orexigen Therapeutics Inc.[a,b]	1,234,857	8,026,571
Osiris Therapeutics Inc.[a,b]	413,006	5,422,769
PDL BioPharma Inc.[b]	1,704,247	14,162,293
Portola Pharmaceuticals Inc.[a,b]	483,256	12,516,330
Progenics Pharmaceuticals Inc.[a,b]	836,145	3,419,833
Prothena Corp. PLC[a]	266,030	10,191,609
PTC Therapeutics Inc.[a,b]	357,967	9,357,257
Raptor Pharmaceutical Corp.[a,b]	746,892	7,468,920
Regeneron Pharmaceuticals Inc.[a,b]	679,508	204,042,662
Regulus Therapeutics Inc.[a,b]	524,656	4,732,397
Repligen Corp.[a,b]	389,270	5,006,012
Rigel Pharmaceuticals Inc.[a]	1,068,073	4,144,123
Sangamo BioSciences Inc.[a,b]	764,458	13,821,401
Sarepta Therapeutics Inc.[a,b]	457,413	10,991,634
Seattle Genetics Inc.[a,b]	1,496,484	68,179,811
Sinovac Biotech Ltd.[a]	677,179	4,875,689
Spectrum Pharmaceuticals Inc.[a]	781,509	6,127,031
Synageva BioPharma Corp.[a,b]	374,050	31,034,929
Synergy Pharmaceuticals Inc.[a,b]	1,099,760	5,839,726
Synta Pharmaceuticals Corp.[a,b]	1,043,330	4,496,752
Theravance Inc.[a,b]	1,345,342	41,624,881
United Therapeutics Corp.[a]	614,187	57,752,004
Vanda Pharmaceuticals Inc.[a,b]	408,632	6,640,270
Verastem Inc.[a]	313,745	3,385,309
Vertex Pharmaceuticals Inc.[a]	2,796,244	197,750,376

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2014

Security	Shares	Value

XOMA Corp.[a,b]	1,262,840	$6,579,396

		3,903,237,621
HEALTH CARE EQUIPMENT & SUPPLIES — 0.08%
Cerus Corp.[a,b]	860,234	4,129,123

		4,129,123
LIFE SCIENCES TOOLS & SERVICES — 6.44%
Affymetrix Inc.[a,b]	877,008	6,253,067
Albany Molecular Research Inc.[a,b]	385,184	7,160,571
Illumina Inc.[a,b]	1,317,490	195,858,063
Luminex Corp.[a]	511,311	9,259,842
Pacific Biosciences of California Inc.[a,b]	809,550	4,331,093
QIAGEN NVa,b	2,846,061	60,023,426
Sequenom Inc.[a,b]	1,424,191	3,489,268
TECHNE Corp.	449,038	38,334,374

		324,709,704
PHARMACEUTICALS — 16.10%
AcelRx Pharmaceuticals Inc.[a,b]	524,791	6,302,740
Akorn Inc.[a,b]	1,172,598	25,797,156
Auxilium Pharmaceuticals Inc.[a,b]	605,206	16,449,499
AVANIR Pharmaceuticals Inc. Class Aa,b	1,853,860	6,803,666
Cempra Inc.[a,b]	405,397	4,682,335
Depomed Inc.[a]	693,937	10,062,086
Endo International PLC[a]	1,405,263	96,471,305
Endocyte Inc.[a,b]	440,963	10,499,329
Hi-Tech Pharmacal Co. Inc.[a]	152,235	6,596,343
Horizon Pharma Inc.[a,b]	801,562	12,119,617
Impax Laboratories Inc.[a]	849,036	22,431,531
Jazz Pharmaceuticals PLC[a]	706,823	98,022,214
Medicines Co. (The)[a]	777,953	22,109,424
Mylan Inc.[a]	4,065,802	198,533,112
Nektar Therapeutics[a,b]	1,544,992	18,725,303
Omeros Corp.[a,b]	370,398	4,470,704
Pacira Pharmaceuticals Inc.[a,b]	410,272	28,714,937
Questcor Pharmaceuticals Inc.[b]	737,203	47,866,591
Sagent Pharmaceuticals Inc.[a,b]	387,067	9,045,756
Salix Pharmaceuticals Ltd.[a,b]	770,664	79,848,497
SciClone Pharmaceuticals Inc.[a]	651,062	2,962,332
Shire PLC SP ADR	404,937	60,145,293
Sucampo Pharmaceuticals Inc. Class Aa,b	519,459	3,714,132
Supernus Pharmaceuticals Inc.[a,b]	413,915	3,700,400
VIVUS Inc.[a,b]	1,260,108	7,485,042
XenoPort Inc.[a,b]	733,321	3,791,270

Security	Shares	Value

Zogenix Inc.[a,b]	1,689,255	$4,805,930

		812,156,544

TOTAL COMMON STOCKS
(Cost: $5,225,605,333)		5,044,232,992

SHORT-TERM INVESTMENTS — 18.33%

MONEY MARKET FUNDS — 18.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	877,459,418	877,459,418
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	45,716,152	45,716,152
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,844,709	1,844,709

		925,020,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $925,020,279)		925,020,279

TOTAL INVESTMENTS IN SECURITIES — 118.31%
(Cost: $6,150,625,612)		5,969,253,271
Other Assets, Less Liabilities — (18.31)%		(923,742,824)

NET ASSETS — 100.00%		$5,045,510,447

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 98.78%

AUTOMOBILES — 9.37%
BAC Capital Trust VIII, 6.00%[a]	1,227,957	$30,919,957
Countrywide Capital IV, 6.75%	1,165,918	29,556,021
Countrywide Capital V, 7.00%	3,450,443	87,986,296
Deutsche Bank Capital Funding Trust VIII, 6.38%	1,389,600	35,351,424
Deutsche Bank Capital Funding Trust IX, 6.63%	2,657,597	68,167,363
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	1,850,812	48,454,258
Deutsche Bank Contingent Capital Trust III, 7.60%[a]	4,553,908	123,547,524
Deutsche Bank Contingent Capital Trust V, 8.05%	3,197,038	87,822,634
GMAC Capital Trust I Series 2, 8.13%[b]	6,140,679	167,640,537
Goldman Sachs Group Inc. (The), 6.13%	3,115,423	79,754,829
J.P. Morgan Chase Capital XXIX, 6.70%	3,538,159	90,718,397

		849,919,240
CAPITAL MARKETS — 12.83%
Affiliated Managers Group Inc., 6.38%	469,837	11,745,925
Allied Capital Corp., 6.88%[a]	540,425	13,424,157
Ameriprise Financial Inc., 7.75%	468,999	12,015,754
Apollo Investment Corp., 6.63%	354,697	8,612,043
Ares Capital Corp., 5.88%	433,875	10,998,731
Ares Capital Corp., 7.75%	473,806	12,318,956
Bank of New York Mellon Corp. (The), 5.20%	1,356,915	30,028,529
BGC Partners Inc., 8.13%	271,480	7,272,949
Charles Schwab Corp. (The) Series B, 6.00%[a]	966,430	24,015,786
Gabelli Equity Trust Inc., 5.00%	254,543	5,925,761
Goldman Sachs Group Inc. (The), 4.00%[b]	361,290	7,279,994
Goldman Sachs Group Inc. (The), 5.50%[b]	2,382,054	56,788,167
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	39,176,080
Goldman Sachs Group Inc. (The), 6.50%	1,392,104	36,988,203

Security	Shares	Value

Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	$27,427,771
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	34,340,673
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	53,384,640
Ladenburg Thalmann Financial Services Inc., 8.00%	320,565	7,228,741
Merrill Lynch Capital Trust I, 6.45%[b]	2,427,385	61,000,185
Merrill Lynch Capital Trust II, 6.45%[b]	2,197,977	55,323,081
Merrill Lynch Capital Trust III, 7.00%	1,734,432	44,054,573
Merrill Lynch Capital Trust III, 7.38%[a]	1,735,229	44,369,806
Merrill Lynch Capital Trust IV, 7.12%	940,787	23,943,029
Merrill Lynch Capital Trust V, 7.28%	1,965,923	50,072,059
Morgan Stanley, 6.88%[a,b]	1,666,000	43,182,720
Morgan Stanley, 7.13%[b]	1,690,500	44,848,965
Morgan Stanley Capital Trust III, 6.25%	2,094,845	52,622,506
Morgan Stanley Capital Trust IV, 6.25%	1,483,853	37,185,356
Morgan Stanley Capital Trust V, 5.75%[a]	1,178,895	28,871,139
Morgan Stanley Capital Trust VI, 6.60%	2,039,076	51,914,875
Morgan Stanley Capital Trust VII, 6.60%[a]	2,601,711	65,354,980
Morgan Stanley Capital Trust VIII, 6.45%[a]	1,958,223	49,073,068
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	39,213,522
Prospect Capital Corp., 6.95%	245,458	6,472,728
Raymond James Financial Inc., 6.90%	816,682	21,315,400
State Street Corp., 5.25%[a]	1,159,977	26,087,883
Stifel Financial Corp., 5.38%	357,477	9,147,836
Stifel Financial Corp., 6.70%	417,052	10,847,523

		1,163,874,094
COMMERCIAL BANKS — 31.30%
Bank of America Corp., 6.38%[a]	1,512,266	37,655,423

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

Bank of America Corp., 6.63%[a]	664,670	$16,962,378
Bank of America Corp. Series 4, 4.00%[a,b]	538,072	11,498,599
Bank of America Corp. Series 5, 4.00%[b]	802,409	16,601,842
Bank of America Corp. Series D, 6.20%	1,279,429	31,525,131
Bank of America Corp. Series E, 4.00%[a,b]	567,210	12,206,359
Bank of America Corp. Series H, 3.00%[a,b]	703,625	13,347,766
Barclays Bank PLC, 6.63%[a]	1,734,273	43,842,421
Barclays Bank PLC, 7.10%	3,171,257	81,406,167
Barclays Bank PLC, 7.75%	2,655,039	68,871,712
Barclays Bank PLC Series 5, 8.13%	6,101,969	158,712,214
BB&T Corp., 5.63%	2,657,782	59,507,739
BB&T Corp., 5.85%[a]	1,336,658	31,545,129
BB&T Corp. Series F, 5.20%	1,048,721	21,844,858
BB&T Corp. Series G, 5.20%	1,165,133	24,258,069
Citigroup Inc., 5.80%[a]	1,336,167	30,531,416
Citigroup Inc., 6.88%[b]	3,449,901	89,938,919
Citigroup Inc., 7.13%[b]	2,193,730	57,914,472
City National Corp., 5.50%[a]	419,345	9,187,849
City National Corp., 6.75%[a,b]	242,944	6,731,978
Cullen/Frost Bankers Inc., 5.38%	361,158	8,219,956
F.N.B. Corp., 7.25%[b]	263,831	7,057,479
Fifth Third Bancorp, 6.63%[b]	1,045,052	27,704,329
First Niagara Financial Group Inc. Series B, 8.63%[b]	812,820	23,092,216
First Republic Bank, 5.50%	451,783	9,740,441
First Republic Bank, 5.63%[a]	361,232	8,004,901
First Republic Bank, 7.00%	468,743	12,281,067
First Republic Bank, Series A, 6.70%	468,684	11,909,260
First Republic Bank, Series B, 6.20%	360,639	8,889,751
FirstMerit Corp., 5.88%	240,480	5,735,448
HSBC Holdings PLC, 6.20%	3,345,307	85,138,063
HSBC Holdings PLC, 8.00%	8,745,324	235,861,388
HSBC Holdings PLC, 8.13%[a]	5,068,304	131,573,172
HSBC USA Inc. Series F, 3.50%[a,b]	1,205,622	25,920,873
HSBC USA Inc. Series G, 4.00%[b]	870,705	19,913,023
HSBC USA Inc. Series H, 6.50%	869,927	21,861,266

Security	Shares	Value

J.P. Morgan Chase & Co., 5.45%	1,317,329	$28,586,039
J.P. Morgan Chase & Co., 5.50%	2,441,300	53,317,992
Lloyds Banking Group PLC, 7.75%	1,993,083	53,414,624
National Westminster Bank PLC Series C, 7.76%	577,979	14,790,483
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,463,133	92,500,282
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,116,116	24,041,139
PrivateBancorp Inc., 7.13%	300,464	7,809,059
Regions Financial Corp., 6.38%	1,159,243	27,949,349
Royal Bank of Scotland Group PLC Series F, 7.65%	371,162	9,408,957
Royal Bank of Scotland Group PLC Series H, 7.25%	568,790	14,225,438
Royal Bank of Scotland Group PLC Series L, 5.75%	1,737,170	37,488,129
Royal Bank of Scotland Group PLC Series M, 6.40%	1,339,547	30,488,090
Royal Bank of Scotland Group PLC Series N, 6.35%	1,283,976	29,043,537
Royal Bank of Scotland Group PLC Series P, 6.25%	580,726	12,892,117
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,199,637	28,311,433
Royal Bank of Scotland Group PLC Series R, 6.13%	595,948	13,140,653
Royal Bank of Scotland Group PLC Series S, 6.60%	1,532,441	35,399,387
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	2,960,269	73,769,904
Santander Finance Preferred SA Unipersonal, 6.50%	264,665	6,788,657
Santander Finance Preferred SA Unipersonal, 6.80%[a]	382,922	9,695,585
Santander Finance Preferred SA Unipersonal, 10.50%	1,908,808	49,800,801
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	499,116	10,017,258
SunTrust Banks Inc., 5.88%	1,049,497	23,571,703
Synovus Financial Corp., 7.88%[b]	311,651	8,804,141
TCF Financial Corp., 6.45%	246,096	5,965,367
TCF Financial Corp., 7.50%	411,446	10,570,048
Texas Capital Bancshares Inc., 6.50%	361,477	8,671,833

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

U.S. Bancorp, 5.15%	1,162,412	$25,282,461
U.S. Bancorp Series B, 3.50%[b]	2,306,783	50,426,276
U.S. Bancorp Series F, 6.50%[b]	2,540,138	72,139,919
U.S. Bancorp Series G, 6.00%[b]	2,507,166	68,821,707
UBS Preferred Funding Trust IV Series D, 0.86%[b]	704,197	12,745,966
Webster Financial Corp., 6.40%	304,112	7,326,058
Wells Fargo & Co., 5.13%[a]	1,506,489	32,736,006
Wells Fargo & Co., 5.20%	1,737,499	36,973,979
Wells Fargo & Co., 5.25%[a]	1,448,154	31,584,239
Wells Fargo & Co., 5.85%[b]	3,977,501	99,039,775
Wells Fargo & Co., 6.63%[a,b]	1,944,886	52,823,104
Wells Fargo & Co. Series J, 8.00%	4,956,119	144,421,308
Zions BanCorp, 5.75%	301,000	6,510,630
Zions BanCorp, 6.30%[b]	409,641	10,200,061

		2,838,486,568
COMMERCIAL SERVICES & SUPPLIES — 0.28%
Pitney Bowes Inc., 6.70%	986,447	25,036,025

		25,036,025
CONSUMER FINANCE — 2.26%
Ally Financial Inc. Series A, 8.50%[b]	2,360,675	64,564,461
Capital One Financial Corp., 6.00%[a]	2,024,691	47,499,251
Discover Financial Services, 6.50%	1,333,555	32,712,104
HSBC Finance Corp., 6.36%	1,333,812	33,478,681
SLM Corp., 3.50%[b]	469,832	11,520,281
SLM Corp., 6.00%	700,506	15,243,011

		205,017,789
DIVERSIFIED FINANCIAL SERVICES — 9.78%
Citigroup Capital IX, 6.00%	1,954,677	49,472,875
Citigroup Capital XI, 6.00%	1,068,494	26,829,884
Citigroup Capital XIII, 7.88%[b]	5,176,419	143,593,863
Citigroup Capital XVII, 6.35%	1,618,227	40,714,591
General Electric Capital Corp., 4.88%	3,376,267	79,194,062
ING Groep NV, 6.13%	1,621,779	39,976,852
ING Groep NV, 6.20%	1,160,260	28,832,461
ING Groep NV, 6.38%	2,413,549	60,290,454
ING Groep NV, 7.05%	1,849,354	47,768,814
ING Groep NV, 7.20%	2,540,523	65,799,546
ING Groep NV, 7.38%	3,461,876	88,381,694

Security	Shares	Value

KKR Financial Holdings LLC, 7.38%	870,784	$22,422,688
KKR Financial Holdings LLC, 7.50%	279,173	7,532,088
KKR Financial Holdings LLC, 8.38%	607,213	16,813,728
RBS Capital Funding Trust V Series E, 5.90%	2,969,912	65,872,648
RBS Capital Funding Trust VI, Series F, 6.25%	469,808	10,551,888
RBS Capital Funding Trust VII Series G, 6.08%	4,153,962	92,425,655

		886,473,791
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.55%
Intelsat SA, 5.75%	203,260	10,904,899
Qwest Corp., 7.00%[a]	2,148,338	54,232,622
Qwest Corp., 7.38%	1,532,314	40,070,011
Qwest Corp., 7.50%[a]	1,334,005	35,057,651

		140,265,183
ELECTRIC UTILITIES — 3.40%
Duke Energy Corp., 5.13%	1,161,138	26,938,402
Entergy Arkansas Inc., 4.90%	474,054	10,343,858
Entergy Arkansas Inc., 5.75%	528,416	13,316,083
Entergy Louisiana LLC, 5.25%[a]	469,398	11,232,694
FPL Group Capital Trust I, 5.88%[a]	698,625	17,766,034
Interstate Power & Light Co., 5.10%	473,810	10,888,154
NextEra Energy Capital Holdings Inc., 5.00%	1,049,527	21,651,742
NextEra Energy Capital Holdings Inc., 5.13%	1,164,474	24,616,980
NextEra Energy Capital Holdings Inc. Series G, 5.70%[a]	929,474	22,167,955
NextEra Energy Capital Holdings Inc. Series H, 5.63%[a]	818,400	18,864,120
PPL Capital Funding Inc., 5.90%	1,044,373	24,333,891
PPL Corp., 8.75%	1,127,170	61,656,199
SCE Trust I, 5.63%	1,102,543	25,071,828
SCE Trust II, 5.10%	933,278	19,188,196

		308,036,136
FOOD PRODUCTS — 0.45%
CHS Inc., 7.88%	660,113	19,295,103
CHS Inc., 8.00%[a]	715,204	21,892,394

		41,187,497

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.31%
Omnicare Capital Trust II Series B, 4.00%	388,360	$28,505,624

		28,505,624
INSURANCE — 10.04%
Aegon NV, 4.00%[b]	586,779	12,539,467
Aegon NV, 6.38%	2,308,792	59,359,042
Aegon NV, 6.50%	1,159,206	29,513,385
Aegon NV, 7.25%	2,428,574	62,754,352
Aegon NV, 8.00%	1,216,180	35,147,602
Aflac Inc., 5.50%	1,159,637	27,089,120
Allstate Corp. (The), 5.10%[b]	1,155,755	28,778,300
Allstate Corp. (The), 5.63%[a]	672,333	15,665,359
Allstate Corp. (The), 6.63%[a]	320,692	8,126,335
Allstate Corp. (The), 6.75%	893,937	22,625,546
American Financial Group Inc., 5.75%[a]	304,816	7,227,187
American Financial Group Inc., 6.38%	540,897	13,727,966
AmTrust Financial Services Inc., 6.75%[a]	275,314	6,357,000
Arch Capital Group Ltd., 6.75%	760,321	19,099,264
Argo Group US Inc., 6.50%	346,828	7,980,512
Aspen Insurance Holdings Ltd., 5.95%[b]	645,010	16,002,698
Aspen Insurance Holdings Ltd., 7.25%	380,129	9,928,970
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	541,875	13,124,213
Aviva PLC, 8.25%	929,501	25,709,998
Axis Capital Holdings Ltd., 5.50%	529,739	10,997,382
Axis Capital Holdings Ltd. Series C, 6.88%	929,194	23,415,689
Endurance Specialty Holdings Ltd., 7.50%[a]	537,288	14,060,827
Endurance Specialty Holdings Ltd., 7.75%	469,578	12,312,335
Hartford Financial Services Group Inc. (The), 7.88%[b]	1,387,376	41,094,077
Maiden Holdings Ltd., 8.25%[a]	355,718	9,127,724
MetLife Inc., 4.00%[a,b]	1,393,617	32,331,915
MetLife Inc., 6.50%	3,463,511	87,107,302
PartnerRe Ltd., 5.88%[a]	589,937	13,167,394
PartnerRe Ltd., 6.50%	540,731	13,453,387
PartnerRe Ltd., 7.25%[a]	871,232	23,096,360

Security	Shares	Value

Phoenix Companies Inc. (The), 7.45%[a]	594,538	$13,912,189
Protective Life Corp., 6.00%	356,389	8,489,186
Protective Life Corp., 6.25%	674,152	16,314,478
Protective Life Corp., 8.00%[a]	300,299	6,285,258
Prudential Financial Inc., 5.70%	1,642,660	38,356,111
Prudential Financial Inc., 5.75%	1,333,740	31,489,601
Prudential PLC, 6.50%	698,669	17,662,352
Prudential PLC, 6.75%	586,715	14,984,701
Reinsurance Group of America Inc., 6.20%[b]	928,955	24,608,018
RenaissanceRe Holdings Ltd., 5.38%	647,200	13,241,712
RenaissanceRe Holdings Ltd., 6.08%	299,535	7,350,589
Selective Insurance Group Inc., 5.88%	442,285	9,898,338
Torchmark Corp., 5.88%	303,712	7,346,793

		910,860,034
MACHINERY — 0.46%
Stanley Black & Decker Inc., 5.75%	1,737,758	41,654,059

		41,654,059
MARINE — 0.25%
Seaspan Corp. Series C, 9.50%	813,721	22,442,425

		22,442,425
MEDIA — 0.18%
Comcast Corp., 5.00%	673,557	16,017,186

		16,017,186
METALS & MINING — 1.76%
ArcelorMittal, 6.00%	5,186,814	124,379,800
Cliffs Natural Resources Inc., 7.00%[a]	1,693,996	35,116,537

		159,496,337
MULTI-UTILITIES — 0.75%
Dominion Resources Inc., 8.38%	1,586,702	40,460,901
DTE Energy Co., 5.25%	474,669	10,404,745
DTE Energy Co., 6.50%	655,778	16,722,339

		67,587,985
OIL, GAS & CONSUMABLE FUELS — 0.75%
Goodrich Petroleum Corp., 9.75%	311,839	7,842,751
Goodrich Petroleum Corp., 10.00%	269,035	7,027,194

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

Magnum Hunter Resources Corp., 8.00%	262,101	$12,858,675
Magnum Hunter Resources Corp. Series C, 10.25%	238,525	6,146,789
NuStar Logistics LP, 7.63%[a,b]	934,524	25,045,243
Teekay Offshore Partners LP, 7.25%	361,156	9,187,809

		68,108,461
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.12%
American Capital Agency Corp., 8.00%	411,693	10,819,292
American Homes 4 Rent, 5.00%[d]	265,808	6,645,200
Annaly Capital Management Inc., 7.50%	1,070,173	25,341,697
Annaly Capital Management Inc. Series C, 7.63%	702,560	17,093,285
Apollo Residential Mortgage Inc., 8.00%	413,498	9,704,798
ARMOUR Residential REIT Inc. Series B, 7.88%	340,888	8,249,490
Boston Properties Inc., 5.25%	476,582	10,446,677
Capstead Mortgage Corp., 7.50%[a]	406,870	9,752,674
CBL & Associates Properties Inc., 6.63%[a]	413,257	9,897,505
CBL & Associates Properties Inc. Series D, 7.38%	1,055,990	26,537,029
Cedar Realty Trust Inc., 7.25%	466,847	10,975,573
Colony Financial Inc. Series A, 8.50%	588,550	15,261,101
CommonWealth REIT, 5.75%[a]	414,654	8,653,829
CommonWealth REIT, 7.50%	371,028	7,810,139
CommonWealth REIT Series D, 6.50%	884,586	22,211,954
CommonWealth REIT Series E, 7.25%[a]	644,766	16,228,760
Corporate Office Properties Trust Series L, 7.38%	411,500	10,468,560
Crown Castle International Corp., 4.50%	562,905	57,072,938
CYS Investments Inc., 7.50%	471,214	10,828,498
DDR Corp., 6.25%	355,225	8,230,563
DDR Corp., 6.50%	473,692	11,397,030
Digital Realty Trust Inc., 5.88%	586,473	11,940,590
Digital Realty Trust Inc., 7.00%	674,286	16,432,350

Security	Shares	Value

Digital Realty Trust Inc. Series F, 6.63%	431,333	$9,868,899
EPR Properties, 6.63%[a]	297,950	7,109,087
General Growth Properties Inc., 6.38%	587,698	13,640,471
Hatteras Financial Corp., 7.63%	673,656	15,931,964
Health Care REIT Inc. Series I, 6.50%	829,116	46,040,811
Health Care REIT Inc. Series J, 6.50%	673,847	16,576,636
Hospitality Properties Trust Series D, 7.13%	679,773	17,232,246
Invesco Mortgage Capital Inc., 7.75%	333,858	8,052,655
Kimco Realty Corp., 5.50%	530,017	11,050,854
Kimco Realty Corp., 5.63%	418,829	8,962,941
Kimco Realty Corp. Series H, 6.90%	417,297	10,753,744
Kimco Realty Corp. Series I, 6.00%	934,108	21,204,252
LaSalle Hotel Properties, 6.38%	263,403	5,863,351
MFA Financial Inc., 7.50%[a]	469,986	11,129,268
MFA Financial Inc., 8.00%	238,981	6,191,998
National Retail Properties Inc., 5.70%	673,806	14,109,498
National Retail Properties Inc. Series D, 6.63%	674,208	16,342,802
NorthStar Realty Finance Corp., 8.50%	474,776	11,817,175
NorthStar Realty Finance Corp., 8.88%	303,646	7,691,353
NorthStar Realty Finance Corp. Series B, 8.25%	817,861	20,143,916
PS Business Parks Inc., 5.70%	263,657	5,642,260
PS Business Parks Inc., 5.75%	541,264	11,588,462
PS Business Parks Inc. Series S, 6.45%	541,070	13,012,733
PS Business Parks Inc. Series T, 6.00%[a]	818,012	18,405,270
Public Storage Series O, 6.88%[a]	345,793	9,094,356
Public Storage Series Q, 6.50%[a]	874,098	22,429,355
Public Storage Series R, 6.35%	1,130,844	28,508,577
Public Storage Series S, 5.90%	1,067,847	25,265,260
Public Storage Series T, 5.75%	1,078,118	24,904,526
Public Storage Series U, 5.63%[a]	672,261	15,139,318

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2014

Security	Shares	Value

Public Storage Series V, 5.38%	1,153,240	$24,817,725
Public Storage Series W, 5.20%	1,162,238	24,430,243
Public Storage Series X, 5.20%[a]	530,786	11,173,045
Realty Income Corp. Series F, 6.63%	949,286	23,912,514
Regency Centers Corp. Series 6, 6.63%	586,569	13,960,342
Retail Properties of America Inc., 7.00%	326,360	8,061,092
Sabra Health Care REIT Inc., 7.13%	344,124	8,314,036
Saul Centers Inc., 6.88%	303,233	7,329,142
Senior Housing Properties Trust, 5.63%	817,991	17,873,103
SL Green Realty Corp., 6.50%[a]	543,720	12,723,048
Taubman Centers Inc., 6.25%	407,472	9,347,408
Taubman Centers Inc., 6.50%	458,128	10,843,890
Ventas Realty LP/Ventas Capital Corp., 5.45%	607,632	14,036,299
Vornado Realty LP, 7.88%	1,067,652	27,545,422
Vornado Realty Trust, 5.40%	701,726	14,715,194
Vornado Realty Trust, 6.88%	578,656	14,923,538
Vornado Realty Trust Series K, 5.70%	702,959	15,268,269
Weyerhaeuser Co., 6.38%[a]	799,849	43,671,755

		1,098,649,635
SPECIALTY RETAIL — 0.08%
TravelCenters of America LLC, 8.25%	261,955	6,855,362

		6,855,362
THRIFTS & MORTGAGE FINANCE — 0.18%
Astoria Financial Corp., 6.50%[a]	326,273	7,752,246
EverBank Financial Corp., 6.75%[a]	361,307	8,541,298

		16,293,544
WIRELESS TELECOMMUNICATION SERVICES — 0.68%
Telephone & Data Systems Inc., 5.88%	462,616	10,172,926
Telephone & Data Systems Inc., 6.88%	532,410	13,501,918
Telephone & Data Systems Inc., 7.00%[a]	703,625	18,019,836
United States Cellular Corp., 6.95%	799,997	20,295,924

		61,990,604

TOTAL PREFERRED STOCKS
(Cost: $8,936,589,809)		8,956,757,579

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.45%

MONEY MARKET FUNDS — 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	76,941,095	$76,941,095
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	4,008,677	4,008,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	50,915,040	50,915,040

		131,864,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,864,812)		131,864,812

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $9,068,454,621)		9,088,622,391
Other Assets, Less Liabilities — (0.23)%		(20,860,119)

NET ASSETS — 100.00%		$9,067,762,272

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase or decrease at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2014

	iShares International Preferred Stock ETF	iShares Nasdaq Biotechnology ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$31,754,899	$5,225,605,333	$8,813,413,589
Affiliated (Note 2)	3,757	925,020,279	255,041,032

Total cost of investments	$31,758,656	$6,150,625,612	$9,068,454,621

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$29,597,549	$5,044,232,992	$8,840,216,158
Affiliated (Note 2)	3,757	925,020,279	248,406,233

Total fair value of investments	29,601,306	5,969,253,271	9,088,622,391
Foreign currency, at value[b]	115,248	—	—
Cash	—	—	788
Receivables:
Investment securities sold	—	—	41,862,401
Due from custodian (Note 4)	—	—	124,879
Dividends	130,414	1,312,004	33,323,761
Capital shares sold	—	1,232,768	2,383,684

Total Assets	29,846,968	5,971,798,043	9,166,317,904

LIABILITIES
Payables:
Investment securities purchased	—	—	14,079,932
Collateral for securities on loan (Note 1)	—	923,175,570	80,949,772
Capital shares redeemed	—	897,915	—
Investment advisory fees (Note 2)	14,120	2,214,111	3,525,928

Total Liabilities	14,120	926,287,596	98,555,632

NET ASSETS	$29,832,848	$5,045,510,447	$9,067,762,272

Net assets consist of:
Paid-in capital	$34,533,226	$5,518,321,889	$9,179,227,359
Undistributed net investment income	51,886	—	64,428,263
Accumulated net realized loss	(2,595,132)	(291,439,101)	(196,061,120)
Net unrealized appreciation (depreciation)	(2,157,132)	(181,372,341)	20,167,770

NET ASSETS	$29,832,848	$5,045,510,447	$9,067,762,272

Shares outstanding[c]	1,250,000	21,350,000	232,350,000

Net asset value per share	$23.87	$236.32	$39.03

[a]	Securities on loan with values of $ —, $929,305,531 and $78,924,772, respectively. See Note 1.
[b]	Cost of foreign currency: $114,964, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2014

	iShares International Preferred Stock ETF	iShares Nasdaq Biotechnology ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,173,927	$8,657,084	$645,806,721
Dividends — affiliated (Note 2)	—	—	7,573,553
Interest — unaffiliated	—	—	35,534
Interest — affiliated (Note 2)	19	271	12,708
Securities lending income — affiliated (Note 2)	7,864	8,634,124	8,045,164

Total investment income	3,181,810	17,291,479	661,473,680

EXPENSES
Investment advisory fees (Note 2)	376,455	19,086,138	47,111,083

Total expenses	376,455	19,086,138	47,111,083

Net investment income (loss)	2,805,355	(1,794,659)	614,362,597

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,786,255)	(93,505,401)	(101,943,019)
Investments — affiliated (Note 2)	—	—	(2,309,260)
In-kind redemptions — unaffiliated	(813,412)	1,639,550,109	171,040,390
In-kind redemptions — affiliated (Note 2)	—	—	(2,209,908)
Foreign currency transactions	59,863	—	—

Net realized gain (loss)	(3,539,804)	1,546,044,708	64,578,203

Net change in unrealized appreciation/depreciation on:
Investments	(7,519,801)	(219,861,239)	(525,874,475)
Translation of assets and liabilities in foreign currencies	(5,112)	—	—

Net change in unrealized appreciation/depreciation	(7,524,913)	(219,861,239)	(525,874,475)

Net realized and unrealized gain (loss)	(11,064,717)	1,326,183,469	(461,296,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,259,362)	$1,324,388,810	$153,066,325

[a]	Net of foreign withholding tax of $321,194, $35,846 and $ —, respectively.

See notes to financial statements.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares Nasdaq Biotechnology ETF
	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,805,355	$4,841,964	$(1,794,659)	$5,048,636
Net realized gain (loss)	(3,539,804)	150,772	1,546,044,708	288,764,345
Net change in unrealized appreciation/depreciation	(7,524,913)	3,670,701	(219,861,239)	256,259,130

Net increase (decrease) in net assets resulting from operations	(8,259,362)	8,663,437	1,324,388,810	550,072,111

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,825,668)	(4,506,699)	(1,256,105)	(10,236,427)
From net realized gain	(129,496)	—	—	—

Total distributions to shareholders	(3,955,164)	(4,506,699)	(1,256,105)	(10,236,427)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,899,116	48,694,272	7,217,227,676	2,800,274,369
Cost of shares redeemed	(118,543,755)	—	(6,085,957,664)	(2,586,829,264)

Net increase (decrease) in net assets from capital share transactions	(106,644,639)	48,694,272	1,131,270,012	213,445,105

INCREASE (DECREASE) IN NET ASSETS	(118,859,165)	52,851,010	2,454,402,717	753,280,789

NET ASSETS
Beginning of year	148,692,013	95,841,003	2,591,107,730	1,837,826,941

End of year	$29,832,848	$148,692,013	$5,045,510,447	$2,591,107,730

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$51,886	$997,958	$—	$(437,793)

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,850,000	33,550,000	20,700,000
Shares redeemed	(4,750,000)	—	(28,400,000)	(19,400,000)

Net increase (decrease) in shares outstanding	(4,300,000)	1,850,000	5,150,000	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Preferred Stock ETF
	Year ended March 31, 2014	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$614,362,597	$644,203,526
Net realized gain	64,578,203	16,951,266
Net change in unrealized appreciation/depreciation	(525,874,475)	324,927,982

Net increase in net assets resulting from operations	153,066,325	986,082,774

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(646,698,266)	(590,870,484)

Total distributions to shareholders	(646,698,266)	(590,870,484)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,197,841,790	3,534,686,334
Cost of shares redeemed	(3,551,224,361)	(453,616,959)

Net increase (decrease) in net assets from capital share transactions	(2,353,382,571)	3,081,069,375

INCREASE (DECREASE) IN NET ASSETS	(2,847,014,512)	3,476,281,665

NET ASSETS
Beginning of year	11,914,776,784	8,438,495,119

End of year	$9,067,762,272	$11,914,776,784

Undistributed net investment income included in net assets at end of year	$64,428,263	$90,431,886

SHARES ISSUED AND REDEEMED
Shares sold	30,450,000	89,350,000
Shares redeemed	(92,650,000)	(11,550,000)

Net increase (decrease) in shares outstanding	(62,200,000)	77,800,000

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	1.03	1.11	0.50
Net realized and unrealized gain (loss)[c]	(2.45)	0.86	0.81

Total from investment operations	(1.42)	1.97	1.31

Less distributions from:
Net investment income	(1.40)	(1.08)	(0.21)
Net realized gain	(0.10)	—	—

Total distributions	(1.50)	(1.08)	(0.21)

Net asset value, end of period	$23.87	$26.79	$25.90

Total return	(5.35)%	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,833	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.10%	4.24%	5.22%
Portfolio turnover rate[f]	60%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$159.94	$123.34	$100.16	$90.93	$66.32

Income from investment operations:
Net investment income (loss)[a]	(0.09)	0.32	0.03	0.43	(0.06)
Net realized and unrealized gain[b]	76.54	36.91	23.19	9.31	24.67

Total from investment operations	76.45	37.23	23.22	9.74	24.61

Less distributions from:
Net investment income	(0.07)	(0.63)	(0.04)	(0.51)	—

Total distributions	(0.07)	(0.63)	(0.04)	(0.51)	—

Net asset value, end of year	$236.32	$159.94	$123.34	$100.16	$90.93

Total return	47.81%	30.28%	23.19%	10.79%	37.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,045,510	$2,591,108	$1,837,827	$1,477,397	$1,614,091
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	(0.05)%	0.24%	0.03%	0.49%	(0.08)%
Portfolio turnover rate[c]	39%	14%	19%	13%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of year	$40.45	$38.93	$39.66	$38.73	$22.69

Income from investment operations:
Net investment income[a]	2.39	2.53	2.53	2.78	2.54
Net realized and unrealized gain (loss)[b]	(1.25)	1.34	(0.90)	1.06	16.37

Total from investment operations	1.14	3.87	1.63	3.84	18.91

Less distributions from:
Net investment income	(2.56)	(2.35)	(2.36)	(2.91)	(2.87)

Total distributions	(2.56)	(2.35)	(2.36)	(2.91)	(2.87)

Net asset value, end of year	$39.03	$40.45	$38.93	$39.66	$38.73

Total return	3.13%	10.29%	4.47%	10.41%	86.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,067,762	$11,914,777	$8,438,495	$7,089,990	$4,043,351
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	6.18%	6.40%	6.66%	7.15%	7.29%
Portfolio turnover rate[c]	35%	32%	16%	33%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
International Preferred Stock	iShares S&P International Preferred Stock Index Fund	Non-diversified
Nasdaq Biotechnology	iShares Nasdaq Biotechnology Index Fund	Non-diversified
U.S. Preferred Stock	iShares S&P U.S. Preferred Stock Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
International Preferred Stock
Assets:
Preferred Stocks	$29,010,068	$587,481	$—	$29,597,549
Money Market Funds	3,757	—	—	3,757

	$29,013,825	$587,481	$—	$29,601,306

Nasdaq Biotechnology
Assets:
Common Stocks	$5,044,232,992	$—	$—	$5,044,232,992
Money Market Funds	925,020,279	—	—	925,020,279

	$5,969,253,271	$—	$—	$5,969,253,271

U.S. Preferred Stock
Assets:
Preferred Stocks	$8,956,757,579	$—	$—	$8,956,757,579
Money Market Funds	131,864,812	—	—	131,864,812

	$9,088,622,391	$—	$—	$9,088,622,391

The iShares International Preferred Stock ETF had transfers from Level 2 to Level 1 during the year ended March 31, 2014 in the amount of $7,236,575, measured as of the beginning of the period, resulting from the resumption of trading after a temporary suspension. In addition, the Fund had transfers from Level 1 to Level 2 during the year ended March 31, 2014 in the amount of $3,519,668, measured as of the beginning of the period, resulting from a temporary suspension due to a pending corporate action.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of March 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of March 31, 2014, the Funds had securities on loan and held related collateral with market values as disclosed in the Funds’ statements of assets and liabilities and schedules of investments, respectively, as follows:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Nasdaq Biotechnology	$929,305,531	$923,175,570	$(6,129,961)
U.S. Preferred Stock	78,924,772	78,924,772	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Funds’ statements of assets and liabilities.

[b]

Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares International Preferred Stock ETF.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

Effective July 1, 2013, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $211 billion
0.4332	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA was entitled to an annual investment advisory fee of 0.48% based on the Fund’s average daily net assets.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $141 billion[b]
0.4116	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

[b]	Breakpoint level was added effective July 1, 2013.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares Nasdaq Biotechnology ETF and iShares U.S. Preferred Stock ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares International Preferred Stock ETF (the “Group 2 Fund”) retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended March 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$4,235
Nasdaq Biotechnology	4,408,720
U.S. Preferred Stock	4,161,835

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series L	451,477	6,853	(458,330)	—	$—	$162,451	$(953,195)
PNC Financial Services Group Inc. (The) Series P	4,137,727	1,133,117	(1,807,711)	3,463,133	92,500,282	5,778,570	(2,261,786)
PNC Financial Services Group Inc. (The) Series Q	1,352,801	321,523	(558,208)	1,116,116	24,041,139	1,632,532	(1,304,187)

					$116,541,421	$7,573,553	$(4,519,168)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2014 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$43,071,338	$42,727,462
Nasdaq Biotechnology	1,532,164,300	1,530,982,391
U.S. Preferred Stock	3,495,934,482	3,681,522,392

In-kind transactions (see Note 4) for the year ended March 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$11,360,761	$116,805,010
Nasdaq Biotechnology	7,194,514,071	6,064,275,517
U.S. Preferred Stock	1,101,754,297	3,294,777,746

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014, attributable to net investment loss, passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
International Preferred Stock	$(1,095,133)	$74,241	$1,020,892
Nasdaq Biotechnology	1,535,980,832	3,488,557	(1,539,469,389)
U.S. Preferred Stock	140,627,936	6,332,046	(146,959,982)

The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

iShares ETF	2014	2013
International Preferred Stock
Ordinary income	$3,955,164	$4,506,699

Nasdaq Biotechnology
Ordinary income	$1,256,105	$10,236,427

U.S. Preferred Stock
Ordinary income	$646,698,266	$590,870,484

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains(Losses) [a]	Qualified Late-Year Losses [b]	Total
International Preferred Stock	$51,886	$(2,178,795)	$(2,264,274)	$(309,195)	$(4,700,378)
Nasdaq Biotechnology	—	(226,914,563)	(230,314,731)	(15,582,148)	(472,811,442)
U.S. Preferred Stock	67,075,824	(168,143,149)	(8,495,242)	(1,902,520)	(111,465,087)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the tax classification of investments.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
International Preferred Stock	$2,178,795	$—	$—	$—	$—	$—	$2,178,795
Nasdaq Biotechnology	57,838,005	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	226,914,563
U.S. Preferred Stock	131,576,823	—	—	—	36,566,326	—	168,143,149

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2014, the iShares Nasdaq Biotechnology ETF utilized $25,267,038 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$31,865,798	$740,864	$(3,005,356)	$(2,264,492)
Nasdaq Biotechnology	6,199,568,002	204,887,461	(435,202,192)	(230,314,731)
U.S. Preferred Stock	9,094,432,557	312,901,851	(318,712,017)	(5,810,166)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares International Preferred Stock ETF, iShares Nasdaq Biotechnology ETF and iShares U.S. Preferred Stock ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Nasdaq Biotechnology	100.00%
U.S. Preferred Stock	34.05

For the fiscal year ended March 31, 2014, the iShares International Preferred Stock ETF earned foreign source income of $3,495,122 and paid foreign taxes of $319,252 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under section 871(k)(1)(C) of the Code, the iShares U.S. Preferred Stock ETF hereby designates $221,364,418 as the maximum amount allowable as interest-related dividends for the fiscal year ended March 31, 2014.

Under Section 871(k)(2)(C) of the Code, the iShares International Preferred Stock ETF hereby designates $129,495 as short-term capital gain dividends for the fiscal year ended March 31, 2014.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2014:

iShares ETF	Qualified Dividend Income
International Preferred Stock	$3,227,349
Nasdaq Biotechnology	1,256,105
U.S. Preferred Stock	398,204,102

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$1.397200	$0.095923	$—	$1.493123	94%	6%	—%	100%
Nasdaq Biotechnology	—	—	0.072398	0.072398	—	—	100	100
U.S. Preferred Stock	2.474663	—	0.085824	2.560487	97	—	3	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares International Preferred Stock ETF

Period Covered: January 1, 2012 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	6	1.07%
Greater than 2.0% and Less than 2.5%	1	0.18
Greater than 1.5% and Less than 2.0%	3	0.53
Greater than 1.0% and Less than 1.5%	32	5.68
Greater than 0.5% and Less than 1.0%	112	19.89
Between 0.5% and –0.5%	272	48.31
Less than –0.5% and Greater than –1.0%	103	18.29
Less than –1.0% and Greater than –1.5%	31	5.51
Less than –1.5% and Greater than –2.0%	2	0.36
Less than –2.0% and Greater than –2.5%	1	0.18

	563	100.00%

iShares Nasdaq Biotechnology ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

iShares U.S. Preferred Stock ETF

Period Covered: January 1, 2009 through March 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	30	2.27
Between 0.5% and –0.5%	1,265	95.90
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	43

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 296 funds (as of March 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (49)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, Barclays Global Investors, N.A. and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	47

Notes:

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-39-0314

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2014, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-eight series of the Registrant for which the fiscal year-end is March 31, 2014 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $819,350 for the fiscal year ended March 31, 2013 and $791,230 for the fiscal year ended March 31, 2014.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2013 and March 31, 2014 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $220,590 for the fiscal year ended March 31, 2013 and $216,915 for the fiscal year ended March 31, 2014.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2013 and March 31, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2014 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $4,821,421 for the fiscal year ended March 31, 2013 and $4,083,069 for the fiscal year ended March 31, 2014.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a) Full schedules of investments are attached.

(b) Not applicable.

Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.61%
Boeing Co. (The)	779,842	$97,862,371
General Dynamics Corp.	170,529	18,574,019
Honeywell International Inc.	590,094	54,737,119
Lockheed Martin Corp.	187,791	30,655,003
Northrop Grumman Corp.	106,163	13,098,391
Precision Castparts Corp.	165,589	41,854,276
Raytheon Co.	179,299	17,712,948
Rockwell Collins Inc.	85,019	6,773,464
Textron Inc.	321,714	12,640,143
United Technologies Corp.	537,650	62,819,026

		356,726,760
AIR FREIGHT & LOGISTICS — 1.04%
Expeditors International of Washington Inc.	106,590	4,224,162
FedEx Corp.	152,036	20,153,892
United Parcel Service Inc. Class B	810,289	78,905,943

		103,283,997
AIRLINES — 0.53%
Delta Air Lines Inc.	968,464	33,557,278
Southwest Airlines Co.	800,394	18,897,302

		52,454,580
AUTO COMPONENTS — 0.70%
BorgWarner Inc.	259,827	15,971,566
Delphi Automotive PLC	143,053	9,707,577
Goodyear Tire & Rubber Co. (The)	283,634	7,411,356
Johnson Controls Inc.	757,131	35,827,439

		68,917,938
AUTOMOBILES — 0.17%
Harley-Davidson Inc.	250,876	16,710,850

		16,710,850
BEVERAGES — 2.53%
Brown-Forman Corp. Class B NVS	108,796	9,757,913
Coca-Cola Co. (The)	2,851,471	110,237,869
Coca-Cola Enterprises Inc.	270,707	12,928,966
Constellation Brands Inc. Class Aa	190,640	16,198,681
Dr Pepper Snapple Group Inc.	108,275	5,896,657
Monster Beverage Corp.[a]	153,831	10,683,563
PepsiCo Inc.	1,006,856	84,072,476

		249,776,125
BIOTECHNOLOGY — 4.63%
Alexion Pharmaceuticals Inc.[a]	225,567	34,315,508
Amgen Inc.	860,884	106,181,432
Biogen Idec Inc.[a,b]	269,544	82,445,423
Celgene Corp.[a,b]	462,952	64,628,099
Gilead Sciences Inc.[a,b]	1,753,966	124,286,031

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a]	89,796	$26,963,943
Vertex Pharmaceuticals Inc.[a]	268,822	19,011,092

		457,831,528
BUILDING PRODUCTS — 0.08%
Allegion PLC	42,007	2,191,505
Masco Corp.	259,884	5,772,024

		7,963,529
CAPITAL MARKETS — 1.99%
Ameriprise Financial Inc.	217,631	23,954,644
BlackRock Inc.[c]	143,249	45,048,945
Charles Schwab Corp. (The)	1,332,578	36,419,357
E*TRADE Financial Corp.[a]	197,763	4,552,504
Franklin Resources Inc.	460,343	24,941,384
Invesco Ltd.	493,869	18,273,153
State Street Corp.	265,757	18,483,399
T. Rowe Price Group Inc.	298,813	24,607,251

		196,280,637
CHEMICALS — 3.35%
Air Products and Chemicals Inc.	137,546	16,373,476
Airgas Inc.	47,735	5,084,255
CF Industries Holdings Inc.	36,594	9,537,860
E.I. du Pont de Nemours and Co.	602,504	40,428,019
Eastman Chemical Co.	173,764	14,980,195
Ecolab Inc.	308,642	33,330,250
FMC Corp.	151,511	11,599,682
International Flavors & Fragrances Inc.	54,681	5,231,331
LyondellBasell Industries NV Class A	492,318	43,786,763
Monsanto Co.	598,477	68,088,728
PPG Industries Inc.	157,929	30,552,944
Praxair Inc.	197,761	25,900,758
Sherwin-Williams Co. (The)	97,203	19,161,627
Sigma-Aldrich Corp.	76,401	7,134,325

		331,190,213
COMMERCIAL BANKS — 1.94%
Citigroup Inc.	1,592,634	75,809,378
Comerica Inc.	207,232	10,734,618
Fifth Third Bancorp	970,820	22,280,319
Huntington Bancshares Inc.	945,414	9,425,778
KeyCorp	1,013,527	14,432,624
Regions Financial Corp.	811,456	9,015,276
U.S. Bancorp	1,101,393	47,205,704
Zions Bancorp	105,906	3,280,968

		192,184,665
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Cintas Corp.	114,778	6,841,916
Iron Mountain Inc.	85,913	2,368,621
Pitney Bowes Inc.	231,577	6,018,686
Stericycle Inc.[a,b]	96,935	11,013,755
Tyco International Ltd.	277,799	11,778,678
Waste Management Inc.	270,638	11,385,741

		49,407,397

1

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.71%
F5 Networks Inc.[a]	56,936	$6,071,086
Harris Corp.	56,956	4,166,901
Motorola Solutions Inc.	103,347	6,644,179
QUALCOMM Inc.	1,928,226	152,059,902

		168,942,068
COMPUTERS & PERIPHERALS — 6.26%
Apple Inc.	1,017,082	545,908,593
NetApp Inc.	256,295	9,457,285
SanDisk Corp.	257,119	20,875,492
Seagate Technology PLC	374,841	21,051,070
Western Digital Corp.	239,750	22,013,845

		619,306,285
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	91,653	3,381,996

		3,381,996
CONSTRUCTION MATERIALS — 0.04%
Vulcan Materials Co.	64,098	4,259,312

		4,259,312
CONSUMER FINANCE — 1.39%
American Express Co.	1,041,950	93,806,759
Discover Financial Services	536,917	31,243,200
SLM Corp.	488,280	11,953,094

		137,003,053
CONTAINERS & PACKAGING — 0.15%
Ball Corp.	77,144	4,228,263
Owens-Illinois Inc.[a,b]	108,274	3,662,909
Sealed Air Corp.	223,601	7,349,765

		15,240,937
DISTRIBUTORS — 0.07%
Genuine Parts Co.	77,348	6,717,674

		6,717,674
DIVERSIFIED CONSUMER SERVICES — 0.10%
Graham Holdings Co. Class B	4,985	3,508,194
H&R Block Inc.	206,940	6,247,518

		9,755,712
DIVERSIFIED FINANCIAL SERVICES — 0.62%
IntercontinentalExchange Group Inc.	131,079	25,931,359
Leucadia National Corp.	163,789	4,586,092
McGraw Hill Financial Inc.	182,171	13,899,647
Moody’s Corp.	214,417	17,007,556

		61,424,654

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.18%
Verizon Communications Inc.	2,455,367	$116,801,808

		116,801,808
ELECTRICAL EQUIPMENT — 0.95%
AMETEK Inc.	279,270	14,379,612
Eaton Corp. PLC	233,005	17,503,336
Emerson Electric Co.	496,959	33,196,861
Rockwell Automation Inc.	158,235	19,708,169
Roper Industries Inc.	66,786	8,916,599

		93,704,577
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
Amphenol Corp. Class A	180,214	16,516,613
FLIR Systems Inc.	106,317	3,827,412
TE Connectivity Ltd.	275,747	16,602,727

		36,946,752
ENERGY EQUIPMENT & SERVICES — 2.51%
FMC Technologies Inc.[a,b]	269,090	14,070,716
Halliburton Co.	970,178	57,133,782
Helmerich & Payne Inc.	122,490	13,175,024
National Oilwell Varco Inc.	239,411	18,642,935
Schlumberger Ltd.	1,490,662	145,339,545

		248,362,002
FOOD & STAPLES RETAILING — 0.55%
Safeway Inc.	262,012	9,678,723
Walgreen Co.	468,458	30,932,282
Whole Foods Market Inc.	262,578	13,315,330

		53,926,335
FOOD PRODUCTS — 1.42%
Campbell Soup Co.	95,723	4,296,048
General Mills Inc.	391,645	20,295,044
Hershey Co. (The)	170,749	17,826,196
Hormel Foods Corp.	95,446	4,702,625
J.M. Smucker Co. (The)	54,541	5,303,567
Kellogg Co.	152,625	9,571,114
Keurig Green Mountain Inc.	147,004	15,522,152
Kraft Foods Group Inc.	679,921	38,143,568
McCormick & Co. Inc. NVS	78,030	5,597,872
Mead Johnson Nutrition Co. Class A	229,930	19,116,380

		140,374,566
HEALTH CARE EQUIPMENT & SUPPLIES — 2.35%
Baxter International Inc.	315,863	23,241,199
Becton, Dickinson and Co.	220,082	25,767,201
Boston Scientific Corp.[a]	1,509,819	20,412,753
C.R. Bard Inc.	88,366	13,076,401
CareFusion Corp.[a]	100,081	4,025,258
Covidien PLC	246,688	18,171,038
DENTSPLY International Inc.	89,185	4,106,077
Edwards Lifesciences Corp.[a,b]	66,223	4,911,760
Intuitive Surgical Inc.[a,b]	27,381	11,992,604
Medtronic Inc.	650,451	40,028,754
St. Jude Medical Inc.	323,592	21,159,681

2

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value

Stryker Corp.	336,060	$27,378,808
Varian Medical Systems Inc.[a,b]	73,420	6,166,546
Zimmer Holdings Inc.	127,248	12,035,116

		232,473,196
HEALTH CARE PROVIDERS & SERVICES — 0.71%
AmerisourceBergen Corp.	119,947	7,867,324
Cigna Corp.	311,920	26,117,062
DaVita HealthCare Partners Inc.[a]	124,731	8,587,729
Laboratory Corp. of America Holdings[a]	50,720	4,981,211
McKesson Corp.	115,451	20,385,183
Tenet Healthcare Corp.[a]	43,252	1,851,618

		69,790,127
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a,b]	337,259	18,970,819

		18,970,819
HOTELS, RESTAURANTS & LEISURE — 2.31%
Chipotle Mexican Grill Inc.[a]	35,373	20,093,633
International Game Technology	183,366	2,578,126
Marriott International Inc. Class A	146,652	8,215,445
McDonald’s Corp.	643,349	63,067,502
Starbucks Corp.	861,895	63,245,855
Starwood Hotels & Resorts Worldwide Inc.	218,808	17,417,117
Wyndham Worldwide Corp.	145,845	10,680,229
Wynn Resorts Ltd.	92,319	20,508,666
Yum! Brands Inc.	303,015	22,844,301

		228,650,874
HOUSEHOLD DURABLES — 0.30%
Garmin Ltd.	58,407	3,227,571
Harman International Industries Inc.	77,504	8,246,426
Lennar Corp. Class A	92,471	3,663,701
Mohawk Industries Inc.[a]	69,470	9,446,530
Newell Rubbermaid Inc.	165,849	4,958,885

		29,543,113
HOUSEHOLD PRODUCTS — 2.05%
Clorox Co. (The)	86,155	7,582,502
Colgate-Palmolive Co.	607,196	39,388,805
Kimberly-Clark Corp.	255,230	28,139,107
Procter & Gamble Co. (The)	1,576,732	127,084,599

		202,195,013
INDUSTRIAL CONGLOMERATES — 1.50%
3M Co.	717,841	97,382,310
Danaher Corp.	684,922	51,369,150

		148,751,460
INSURANCE — 1.18%
Aon PLC	343,316	28,934,672
Lincoln National Corp.	135,683	6,875,058
Marsh & McLennan Companies Inc.	412,664	20,344,335
Principal Financial Group Inc.	166,546	7,659,451
Prudential Financial Inc.	527,922	44,688,597
Torchmark Corp.	101,266	7,969,634

		116,471,747

Security	Shares	Value

INTERNET & CATALOG RETAIL — 2.57%
Amazon.com Inc.[a]	424,173	$142,742,698
Expedia Inc.	69,098	5,009,605
Netflix Inc.[a]	68,194	24,006,334
Priceline.com Inc.[a]	59,454	70,862,628
TripAdvisor Inc.[a,b]	126,361	11,447,043

		254,068,308
INTERNET SOFTWARE & SERVICES — 5.90%
Akamai Technologies Inc.[a,b]	203,502	11,845,851
eBay Inc.[a]	890,143	49,171,499
Facebook Inc. Class Aa	1,947,891	117,340,954
Google Inc. Class Aa	321,872	358,729,563
VeriSign Inc.[a,b]	143,680	7,745,789
Yahoo! Inc.[a]	1,070,357	38,425,816

		583,259,472
IT SERVICES — 5.02%
Accenture PLC Class A	406,729	32,424,436
Alliance Data Systems Corp.[a,b]	60,599	16,510,198
Automatic Data Processing Inc.	549,386	42,445,562
Cognizant Technology Solutions Corp. Class Aa	692,591	35,052,030
Fidelity National Information Services Inc.	331,415	17,714,132
Fiserv Inc.[a]	290,136	16,447,810
International Business Machines Corp.	502,258	96,679,642
MasterCard Inc. Class A	1,163,518	86,914,795
Paychex Inc.	247,498	10,543,415
Teradata Corp.[a,b]	92,847	4,567,144
Total System Services Inc.	189,034	5,748,524
Visa Inc. Class A	577,975	124,761,683
Western Union Co.	394,721	6,457,636

		496,267,007
LEISURE EQUIPMENT & PRODUCTS — 0.13%
Hasbro Inc.	74,177	4,125,725
Mattel Inc.	228,319	9,157,875

		13,283,600
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Agilent Technologies Inc.	258,350	14,446,932
PerkinElmer Inc.	68,449	3,084,312
Thermo Fisher Scientific Inc.	446,731	53,714,935
Waters Corp.[a,b]	58,433	6,334,722

		77,580,901
MACHINERY — 1.40%
Cummins Inc.	130,648	19,465,246
Dover Corp.	135,655	11,089,796
Flowserve Corp.	156,678	12,274,155
Illinois Tool Works Inc.	245,119	19,935,528
Ingersoll-Rand PLC	164,745	9,430,004
PACCAR Inc.	403,972	27,243,872
Pall Corp.	82,845	7,412,142
Parker Hannifin Corp.	100,175	11,991,949
Pentair Ltd. Registered	137,022	10,871,325

3

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value

Snap-on Inc.	37,219	$4,223,612
Xylem Inc.	126,693	4,614,159

		138,551,788
MEDIA — 5.62%
CBS Corp. Class B NVS	629,219	38,885,734
Comcast Corp. Class A	2,972,075	148,663,192
DIRECTV[a]	540,242	41,285,294
Discovery Communications Inc. Series Aa,b	253,586	20,971,562
Interpublic Group of Companies Inc. (The)	484,810	8,309,643
News Corp. Class A NVS[a]	568,488	9,789,363
Omnicom Group Inc.	294,400	21,373,440
Scripps Networks Interactive Inc. Class A	124,782	9,472,202
Time Warner Cable Inc.	316,352	43,397,167
Time Warner Inc.	559,803	36,571,930
Twenty-First Century Fox Inc. Class A	1,217,115	38,911,167
Viacom Inc. Class B NVS	454,375	38,617,331
Walt Disney Co. (The)	1,244,798	99,670,976

		555,919,001
MULTI-UTILITIES — 0.24%
Dominion Resources Inc.	331,502	23,533,327

		23,533,327
MULTILINE RETAIL — 0.27%
Dollar General Corp.[a]	154,690	8,582,201
Dollar Tree Inc.[a]	237,620	12,399,012
Nordstrom Inc.	86,704	5,414,665

		26,395,878
OIL, GAS & CONSUMABLE FUELS — 3.24%
Anadarko Petroleum Corp.	304,427	25,803,233
Cabot Oil & Gas Corp.	481,272	16,305,495
Chesapeake Energy Corp.	283,673	7,267,702
EOG Resources Inc.	311,418	61,090,869
EQT Corp.	172,044	16,683,107
Kinder Morgan Inc.	763,862	24,817,876
Marathon Petroleum Corp.	147,658	12,852,152
Newfield Exploration Co.[a]	93,720	2,939,059
Noble Energy Inc.	410,365	29,152,330
Occidental Petroleum Corp.	416,845	39,721,160
Pioneer Natural Resources Co.	162,955	30,495,399
Range Resources Corp.	186,589	15,481,289
Southwestern Energy Co.[a]	228,940	10,533,530
Spectra Energy Corp.	359,667	13,286,099
Williams Companies Inc. (The)	350,927	14,240,618

		320,669,918
PERSONAL PRODUCTS — 0.23%
Avon Products Inc.	204,163	2,988,946
Estee Lauder Companies Inc. (The) Class A	291,414	19,489,769

		22,478,715
PHARMACEUTICALS — 7.10%
AbbVie Inc.	1,811,276	93,099,586
Actavis PLC[a]	198,626	40,887,162
Allergan Inc.	340,316	42,233,216
Bristol-Myers Squibb Co.	1,218,477	63,299,880

Security	Shares	Value

Forest Laboratories Inc.[a]	141,245	$13,032,676
Hospira Inc.[a]	87,568	3,787,316
Johnson & Johnson	1,903,113	186,942,790
Merck & Co. Inc.	1,575,901	89,463,900
Mylan Inc.[a]	424,051	20,706,410
Perrigo Co. PLC	152,497	23,585,186
Pfizer Inc.	3,566,227	114,547,211
Zoetis Inc.	376,907	10,907,689

		702,493,022
PROFESSIONAL SERVICES — 0.29%
Dun & Bradstreet Corp. (The)	42,992	4,271,255
Equifax Inc.	138,840	9,445,285
Nielsen Holdings NV	178,697	7,975,247
Robert Half International Inc.	157,190	6,594,121

		28,285,908
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.32%
American Tower Corp.	450,404	36,874,575
Apartment Investment and Management Co. Class A	80,462	2,431,562
AvalonBay Communities Inc.	56,847	7,465,148
Boston Properties Inc.	87,036	9,968,233
Crown Castle International Corp.	380,902	28,102,950
Equity Residential	175,750	10,191,742
General Growth Properties Inc.	256,379	5,640,338
Health Care REIT Inc.[b]	227,917	13,583,853
Host Hotels & Resorts Inc.	561,444	11,363,627
Kimco Realty Corp.[b]	210,844	4,613,267
Macerich Co. (The)	160,436	9,999,976
Plum Creek Timber Co. Inc.[b]	115,421	4,852,299
Prologis Inc.[b]	335,824	13,711,694
Public Storage[b]	93,933	15,826,771
Simon Property Group Inc.	207,825	34,083,300
Ventas Inc.[b]	164,491	9,963,220
Vornado Realty Trust	105,043	10,353,038

		229,025,593
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	216,814	5,947,208

		5,947,208
ROAD & RAIL — 1.68%
CSX Corp.	735,259	21,300,453
Kansas City Southern Industries Inc.	125,889	12,848,232
Norfolk Southern Corp.	353,140	34,314,614
Union Pacific Corp.	518,870	97,371,144

		165,834,443
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.57%
Altera Corp.	148,885	5,395,592
Analog Devices Inc.	167,013	8,875,071
Applied Materials Inc.	772,979	15,784,231
First Solar Inc.[a,b]	80,780	5,637,636
KLA-Tencor Corp.	189,626	13,110,742
Lam Research Corp.[a]	92,798	5,103,890
Linear Technology Corp.	153,756	7,486,380
LSI Corp.	434,057	4,805,011
Microchip Technology Inc.	226,638	10,824,231
Micron Technology Inc.[a]	1,209,617	28,619,538

4

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2014

Security	Shares	Value

NVIDIA Corp.	304,241	$5,448,956
Texas Instruments Inc.	741,739	34,972,994
Xilinx Inc.	167,306	9,079,697

		155,143,969
SOFTWARE — 6.01%
Adobe Systems Inc.[a]	529,633	34,818,073
Autodesk Inc.[a]	258,761	12,725,866
CA Inc.	243,300	7,535,001
Citrix Systems Inc.[a]	130,269	7,481,349
Electronic Arts Inc.[a,b]	352,311	10,220,542
Intuit Inc.	323,033	25,109,355
Microsoft Corp.	8,612,971	353,045,681
Oracle Corp.	2,132,250	87,230,348
Red Hat Inc.[a]	216,418	11,465,826
Salesforce.com Inc.[a,b]	639,990	36,537,029
Symantec Corp.	427,009	8,527,370

		594,696,440
SPECIALTY RETAIL — 3.03%
AutoZone Inc.[a]	38,437	20,644,513
Bed Bath & Beyond Inc.[a]	242,740	16,700,512
Best Buy Co. Inc.	152,424	4,025,518
CarMax Inc.[a,b]	142,480	6,668,064
GameStop Corp. Class Ab	62,245	2,558,270
Gap Inc. (The)	199,908	8,008,314
Home Depot Inc. (The)	1,043,703	82,588,218
L Brands Inc.	178,254	10,119,480
Lowe’s Companies Inc.	715,478	34,986,874
O’Reilly Automotive Inc.[a]	121,276	17,996,146
PetSmart Inc.	59,944	4,129,542
Ross Stores Inc.	245,039	17,532,540
Tiffany & Co.	125,719	10,830,692
TJX Companies Inc. (The)	810,923	49,182,480
Tractor Supply Co.	159,422	11,259,976
Urban Outfitters Inc.[a]	76,430	2,787,402

		300,018,541
TEXTILES, APPAREL & LUXURY GOODS — 1.38%
Coach Inc.	189,450	9,408,087
Fossil Group Inc.[a]	54,967	6,409,702
Michael Kors Holdings Ltd.[a]	204,461	19,070,078
Nike Inc. Class B	848,105	62,641,035
PVH Corp.	58,644	7,317,012
Ralph Lauren Corp.	40,571	6,529,091
VF Corp.	401,705	24,857,505

		136,232,510
THRIFTS & MORTGAGE FINANCE — 0.03%
People’s United Financial Inc.	177,394	2,637,849

		2,637,849
TOBACCO — 1.62%
Altria Group Inc.	1,204,308	45,077,248
Lorillard Inc.	412,983	22,334,121
Philip Morris International Inc.	1,012,189	82,867,913
Reynolds American Inc.	177,119	9,461,697

		159,740,979

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.33%
Fastenal Co.	311,710	$15,373,537
W.W. Grainger Inc.	69,814	17,639,205

		33,012,742

TOTAL COMMON STOCKS (Cost: $7,182,282,713)		9,870,799,418

SHORT-TERM INVESTMENTS — 2.20%

MONEY MARKET FUNDS — 2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	199,190,707	199,190,707
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	10,377,953	10,377,953
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,563,090	7,563,090

		217,131,750

TOTAL SHORT-TERM INVESTMENTS (Cost: $217,131,750)		217,131,750

TOTAL INVESTMENTS IN SECURITIES — 102.03% (Cost: $7,399,414,463)		10,087,931,168
Other Assets, Less Liabilities — (2.03)%		(200,694,026)

NET ASSETS — 100.00%		$9,887,237,142

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

5

Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.86%
General Dynamics Corp.	145,001	$15,793,509
Honeywell International Inc.	220,181	20,423,989
L-3 Communications Holdings Inc.	70,859	8,371,991
Lockheed Martin Corp.	86,964	14,196,003
Northrop Grumman Corp.	102,028	12,588,215
Raytheon Co.	129,871	12,829,956
Rockwell Collins Inc.	50,518	4,024,769
United Technologies Corp.	305,976	35,750,236

		123,978,668
AIR FREIGHT & LOGISTICS — 0.39%
C.H. Robinson Worldwide Inc.	122,302	6,407,402
Expeditors International of Washington Inc.	90,873	3,601,297
FedEx Corp.	119,297	15,814,010

		25,822,709
AUTO COMPONENTS — 0.13%
Delphi Automotive PLC	126,324	8,572,347

		8,572,347
AUTOMOBILES — 1.32%
Ford Motor Co.	3,257,105	50,810,838
General Motors Co.	1,076,631	37,057,639

		87,868,477
BEVERAGES — 1.71%
Beam Inc.	136,641	11,382,195
Brown-Forman Corp. Class B NVS	54,632	4,899,944
Coca-Cola Co. (The)	1,063,960	41,132,694
Dr Pepper Snapple Group Inc.	84,239	4,587,656
Molson Coors Brewing Co. Class B NVS	130,642	7,689,588
PepsiCo Inc.	528,094	44,095,849

		113,787,926
BUILDING PRODUCTS — 0.07%
Allegion PLC	43,965	2,293,654
Masco Corp.	106,043	2,355,215

		4,648,869
CAPITAL MARKETS — 2.34%
Bank of New York Mellon Corp. (The)	937,408	33,081,128
E*TRADE Financial Corp.[a]	94,795	2,182,181
Goldman Sachs Group Inc. (The)	347,743	56,977,691
Legg Mason Inc.	87,038	4,268,343
Morgan Stanley	1,158,476	36,109,697
Northern Trust Corp.	184,226	12,077,857
State Street Corp.	163,977	11,404,600

		156,101,497

Security	Shares	Value

CHEMICALS — 1.81%
Air Products and Chemicals Inc.	75,170	$8,948,237
Airgas Inc.	20,261	2,157,999
CF Industries Holdings Inc.	19,148	4,990,735
Dow Chemical Co. (The)	1,004,123	48,790,336
E.I. du Pont de Nemours and Co.	329,215	22,090,326
International Flavors & Fragrances Inc.	27,577	2,638,292
Mosaic Co. (The)	279,988	13,999,400
Praxair Inc.	99,542	13,037,016
Sigma-Aldrich Corp.	43,443	4,056,707

		120,709,048
COMMERCIAL BANKS — 11.01%
Bank of America Corp.	8,727,987	150,121,376
BB&T Corp.	587,105	23,584,008
Citigroup Inc.	1,354,179	64,458,920
J.P. Morgan Chase & Co.	3,127,455	189,867,793
M&T Bank Corp.	108,215	13,126,480
PNC Financial Services Group Inc. (The)[b]	441,071	38,373,177
Regions Financial Corp.	584,901	6,498,250
SunTrust Banks Inc.	441,569	17,570,031
U.S. Bancorp	707,441	30,320,921
Wells Fargo & Co.	3,954,533	196,698,471
Zions Bancorp	76,172	2,359,809

		732,979,236
COMMERCIAL SERVICES & SUPPLIES — 0.43%
ADT Corp. (The)	151,393	4,534,220
Iron Mountain Inc.	78,636	2,167,995
Republic Services Inc.	223,126	7,621,984
Tyco International Ltd.	178,486	7,567,806
Waste Management Inc.	160,651	6,758,588

		28,650,593
COMMUNICATIONS EQUIPMENT — 1.79%
Cisco Systems Inc.	4,254,324	95,339,401
F5 Networks Inc.[a,c]	21,301	2,271,325
Harris Corp.	47,004	3,438,813
Juniper Networks Inc.[a]	413,393	10,649,004
Motorola Solutions Inc.	111,826	7,189,293

		118,887,836
COMPUTERS & PERIPHERALS — 1.50%
EMC Corp.	1,672,919	45,854,710
Hewlett-Packard Co.	1,565,133	50,647,704
NetApp Inc.	88,031	3,248,344

		99,750,758
CONSTRUCTION & ENGINEERING — 0.32%
Fluor Corp.	132,424	10,293,317
Jacobs Engineering Group Inc.[a,c]	108,764	6,906,514
Quanta Services Inc.[a]	113,921	4,203,685

		21,403,516

6

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.06%
Vulcan Materials Co.	61,801	$4,106,677

		4,106,677
CONSUMER FINANCE — 0.55%
Capital One Financial Corp.	473,071	36,502,158

		36,502,158
CONTAINERS & PACKAGING — 0.27%
Avery Dennison Corp.	79,723	4,039,564
Ball Corp.	60,688	3,326,309
Bemis Co. Inc.	83,632	3,281,720
MeadWestvaco Corp.	143,603	5,405,217
Owens-Illinois Inc.[a,c]	57,177	1,934,298

		17,987,108
DISTRIBUTORS — 0.09%
Genuine Parts Co.	71,332	6,195,184

		6,195,184
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	76,665	2,314,516

		2,314,516
DIVERSIFIED FINANCIAL SERVICES — 3.30%
Berkshire Hathaway Inc. Class Ba,c	1,486,734	185,797,148
CME Group Inc.	260,608	19,287,598
Leucadia National Corp.	139,690	3,911,320
McGraw Hill Financial Inc.	91,617	6,990,377
NASDAQ OMX Group Inc. (The)	97,081	3,586,172

		219,572,615
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.80%
AT&T Inc.	4,300,220	150,808,716
CenturyLink Inc.	477,314	15,674,992
Frontier Communications Corp.[c]	820,803	4,678,577
Verizon Communications Inc.	1,641,634	78,092,529
Windstream Holdings Inc.[c]	494,935	4,078,264

		253,333,078
ELECTRIC UTILITIES — 3.60%
American Electric Power Co. Inc.	402,840	20,407,874
Duke Energy Corp.	583,443	41,552,811
Edison International	269,076	15,232,392
Entergy Corp.	147,469	9,858,303
Exelon Corp.	708,118	23,764,440
FirstEnergy Corp.	345,817	11,768,153
NextEra Energy Inc.	359,572	34,382,275
Northeast Utilities	260,506	11,853,023
Pepco Holdings Inc.[c]	208,035	4,260,557
Pinnacle West Capital Corp.	90,581	4,951,157
PPL Corp.	520,889	17,262,261
Southern Co. (The)	733,326	32,222,344
Xcel Energy Inc.	411,518	12,493,687

		240,009,277

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.54%
Eaton Corp. PLC	223,745	$16,807,724
Emerson Electric Co.	220,617	14,737,216
Roper Industries Inc.	33,521	4,475,389

		36,020,329
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Corning Inc.	1,149,715	23,937,066
FLIR Systems Inc.	39,743	1,430,748
Jabil Circuit Inc.	155,841	2,805,138
TE Connectivity Ltd.	138,840	8,359,557

		36,532,509
ENERGY EQUIPMENT & SERVICES — 1.33%
Baker Hughes Inc.	361,063	23,476,316
Cameron International Corp.[a]	179,032	11,058,807
Diamond Offshore Drilling Inc.[c]	57,358	2,796,776
Ensco PLC Class A	192,880	10,180,206
Nabors Industries Ltd.[c]	214,558	5,288,855
National Oilwell Varco Inc.	180,491	14,054,834
Nobel Corp. PLC	209,461	6,857,753
Rowan Companies PLC Class Aa	102,515	3,452,705
Transocean Ltd.	280,267	11,586,238

		88,752,490
FOOD & STAPLES RETAILING — 4.25%
Costco Wholesale Corp.	363,156	40,557,262
CVS Caremark Corp.	976,539	73,103,709
Kroger Co. (The)	426,583	18,620,348
Sysco Corp.	483,106	17,454,620
Wal-Mart Stores Inc.	1,336,175	102,123,855
Walgreen Co.	382,629	25,264,993
Whole Foods Market Inc.	116,470	5,906,194

		283,030,981
FOOD PRODUCTS — 1.88%
Archer-Daniels-Midland Co.	543,729	23,592,401
Campbell Soup Co.	78,523	3,524,112
ConAgra Foods Inc.	347,198	10,773,554
General Mills Inc.	232,102	12,027,526
Hormel Foods Corp.	42,212	2,079,785
J.M. Smucker Co. (The)	46,497	4,521,368
Kellogg Co.	101,548	6,368,075
McCormick & Co. Inc. NVS	52,301	3,752,074
Mondelez International Inc. Class A	1,404,794	48,535,633
Tyson Foods Inc. Class A	222,012	9,770,748

		124,945,276
GAS UTILITIES — 0.07%
AGL Resources Inc.	97,691	4,782,951

		4,782,951

7

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
Abbott Laboratories	1,274,383	$49,076,489
Baxter International Inc.	219,814	16,173,914
CareFusion Corp.[a]	100,367	4,036,761
Covidien PLC	193,573	14,258,587
DENTSPLY International Inc.	52,975	2,438,969
Edwards Lifesciences Corp.[a,c]	40,965	3,038,374
Intuitive Surgical Inc.[a]	11,611	5,085,502
Medtronic Inc.	355,413	21,872,116
Varian Medical Systems Inc.[a,c]	32,677	2,744,541
Zimmer Holdings Inc.	47,686	4,510,142

		123,235,395
HEALTH CARE PROVIDERS & SERVICES — 3.60%
Aetna Inc.	299,543	22,456,739
AmerisourceBergen Corp.	102,500	6,722,975
Cardinal Health Inc.	283,182	19,817,076
DaVita HealthCare Partners Inc.[a]	55,840	3,844,584
Express Scripts Holding Co.[a,c]	640,906	48,125,632
Humana Inc.	127,212	14,339,337
Laboratory Corp. of America Holdings[a,c]	34,001	3,339,238
McKesson Corp.	106,431	18,792,522
Patterson Companies Inc.	68,176	2,847,030
Quest Diagnostics Inc.	119,099	6,898,214
Tenet Healthcare Corp.[a,c]	49,131	2,103,298
UnitedHealth Group Inc.	816,951	66,981,812
WellPoint Inc.	233,275	23,222,526

		239,490,983
HOTELS, RESTAURANTS & LEISURE — 1.05%
Carnival Corp.	361,942	13,703,124
Darden Restaurants Inc.	108,018	5,482,994
International Game Technology	71,885	1,010,703
Marriott International Inc. Class A	77,121	4,320,318
McDonald’s Corp.	351,533	34,460,780
Yum! Brands Inc.	146,320	11,031,065

		70,008,984
HOUSEHOLD DURABLES — 0.50%
D.R. Horton Inc.	234,119	5,068,677
Garmin Ltd.	58,857	3,252,438
Leggett & Platt Inc.[c]	115,341	3,764,730
Lennar Corp. Class A	78,397	3,106,089
Newell Rubbermaid Inc.	111,170	3,323,983
PulteGroup Inc.	284,478	5,459,133
Whirlpool Corp.	63,972	9,561,255

		33,536,305
HOUSEHOLD PRODUCTS — 1.87%
Clorox Co. (The)	45,311	3,987,821
Colgate-Palmolive Co.	281,182	18,240,277
Kimberly-Clark Corp.	128,468	14,163,597
Procter & Gamble Co. (The)	1,097,252	88,438,511

		124,830,206
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.24%
AES Corp. (The)	543,461	7,760,623
NRG Energy Inc.	268,421	8,535,788

		16,296,411

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.22%
General Electric Co.	8,286,142	$214,528,216

		214,528,216
INSURANCE — 4.65%
ACE Ltd.	278,036	27,542,246
Aflac Inc.	376,444	23,731,030
Allstate Corp. (The)	369,246	20,891,939
American International Group Inc.	1,209,138	60,468,991
Assurant Inc.	59,494	3,864,730
Chubb Corp. (The)	202,832	18,112,897
Cincinnati Financial Corp.	121,157	5,895,500
Genworth Financial Inc. Class Aa	408,577	7,244,070
Hartford Financial Services Group Inc. (The)	368,618	13,001,157
Lincoln National Corp.	119,478	6,053,950
Loews Corp.	252,754	11,133,814
Marsh & McLennan Companies Inc.	153,829	7,583,770
MetLife Inc.	927,901	48,993,173
Principal Financial Group Inc.	106,190	4,883,678
Progressive Corp. (The)	452,291	10,954,488
Travelers Companies Inc. (The)	290,977	24,762,143
Unum Group	214,024	7,557,187
XL Group PLC	227,607	7,112,719

		309,787,482
INTERNET & CATALOG RETAIL — 0.04%
Expedia Inc.	34,643	2,511,618

		2,511,618
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.[a]	317,557	17,541,849

		17,541,849
IT SERVICES — 1.97%
Accenture PLC Class A	231,471	18,452,868
Computer Sciences Corp.	120,194	7,310,199
International Business Machines Corp.	444,630	85,586,829
Paychex Inc.	88,508	3,770,441
Teradata Corp.[a,c]	64,780	3,186,528
Western Union Co.	168,606	2,758,394
Xerox Corp.	919,883	10,394,678

		131,459,937
LEISURE EQUIPMENT & PRODUCTS — 0.11%
Hasbro Inc.	42,582	2,368,411
Mattel Inc.	115,884	4,648,107

		7,016,518
LIFE SCIENCES TOOLS & SERVICES — 0.15%
Agilent Technologies Inc.	87,710	4,904,743
PerkinElmer Inc.	43,583	1,963,850
Waters Corp.[a,c]	28,094	3,045,671

		9,914,264

8

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value

MACHINERY — 2.13%
Caterpillar Inc.	526,762	$52,344,340
Cummins Inc.	48,887	7,283,674
Deere & Co.	305,327	27,723,692
Dover Corp.	42,179	3,448,133
Illinois Tool Works Inc.	145,265	11,814,403
Ingersoll-Rand PLC	93,629	5,359,324
Joy Global Inc.	82,270	4,771,660
Pall Corp.	31,079	2,780,638
Parker Hannifin Corp.	50,355	6,027,997
Pentair Ltd. Registered	63,511	5,038,963
Snap-on Inc.	21,115	2,396,130
Stanley Black & Decker Inc.	128,508	10,439,990
Xylem Inc.	60,896	2,217,832

		141,646,776
MEDIA — 1.33%
Cablevision NY Group Class A	176,647	2,980,035
Gannett Co. Inc.	188,052	5,190,235
Time Warner Inc.	331,750	21,673,228
Twenty-First Century Fox Inc. Class A	721,287	23,059,545
Walt Disney Co. (The)	444,078	35,557,325

		88,460,368
METALS & MINING — 1.08%
Alcoa Inc.	890,019	11,454,544
Allegheny Technologies Inc.	89,100	3,357,288
Cliffs Natural Resources Inc.[c]	126,346	2,585,039
Freeport-McMoRan Copper & Gold Inc.	857,600	28,360,832
Newmont Mining Corp.	411,211	9,638,786
Nucor Corp.	262,927	13,288,331
United States Steel Corp.[c]	119,374	3,295,916

		71,980,736
MULTI-UTILITIES — 2.18%
Ameren Corp.	200,253	8,250,424
CenterPoint Energy Inc.	354,012	8,386,544
CMS Energy Corp.	219,742	6,434,046
Consolidated Edison Inc.	241,897	12,977,774
Dominion Resources Inc.	240,114	17,045,693
DTE Energy Co.	146,248	10,864,764
Integrys Energy Group Inc.	66,403	3,960,939
NiSource Inc.	259,312	9,213,355
PG&E Corp.	377,969	16,328,261
Public Service Enterprise Group Inc.	418,025	15,943,474
SCANA Corp.	116,204	5,963,589
Sempra Energy	187,714	18,163,207
TECO Energy Inc.[c]	170,223	2,919,324
Wisconsin Energy Corp.	186,522	8,682,599

		145,133,993
MULTILINE RETAIL — 1.12%
Dollar General Corp.[a]	131,260	7,282,305
Family Dollar Stores Inc.	78,525	4,555,235
Kohl’s Corp.	166,238	9,442,319
Macy’s Inc.	304,318	18,043,014
Nordstrom Inc.	55,489	3,465,288
Target Corp.	522,024	31,587,672

		74,375,833
OIL, GAS & CONSUMABLE FUELS — 13.50%
Anadarko Petroleum Corp.	195,542	16,574,140
Apache Corp.	325,992	27,041,036
Chesapeake Energy Corp.	212,408	5,441,893
Chevron Corp.	1,576,709	187,486,467
ConocoPhillips	1,012,611	71,237,184

Security	Shares	Value

CONSOL Energy Inc.	189,073	$7,553,466
Denbury Resources Inc.	292,572	4,798,181
Devon Energy Corp.	316,272	21,168,085
Exxon Mobil Corp.	3,568,818	348,602,142
Hess Corp.	225,680	18,704,358
Marathon Oil Corp.	575,586	20,444,815
Marathon Petroleum Corp.	136,232	11,857,633
Murphy Oil Corp.	142,177	8,937,246
Newfield Exploration Co.[a]	44,925	1,408,848
Occidental Petroleum Corp.	354,436	33,774,207
ONEOK Inc.	171,625	10,168,781
Peabody Energy Corp.	225,293	3,681,288
Phillips 66	485,303	37,397,449
QEP Resources Inc.	148,921	4,384,234
Southwestern Energy Co.[a,c]	124,950	5,748,950
Spectra Energy Corp.	293,338	10,835,906
Tesoro Corp.	108,609	5,494,529
Valero Energy Corp.	439,785	23,352,584
Williams Companies Inc. (The)	310,879	12,615,470

		898,708,892
PAPER & FOREST PRODUCTS — 0.25%
International Paper Co.	362,391	16,626,499

		16,626,499
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.	211,179	3,091,661

		3,091,661
PHARMACEUTICALS — 5.14%
Bristol-Myers Squibb Co.	475,220	24,687,679
Eli Lilly and Co.	813,774	47,898,738
Forest Laboratories Inc.[a]	94,510	8,720,438
Hospira Inc.[a,c]	74,646	3,228,439
Johnson & Johnson	957,894	94,093,928
Merck & Co. Inc.	1,287,153	73,071,676
Pfizer Inc.	2,688,470	86,353,656
Zoetis Inc.	141,174	4,085,575

		342,140,129
PROFESSIONAL SERVICES — 0.07%
Nielsen Holdings NV	105,049	4,688,337

		4,688,337
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.85%
Apartment Investment and Management Co. Class A	62,612	1,892,135
AvalonBay Communities Inc.[c]	59,217	7,776,376
Boston Properties Inc.	63,091	7,225,812
Equity Residential	149,709	8,681,625
General Growth Properties Inc.	244,485	5,378,670
HCP Inc.[c]	377,561	14,645,591
Health Care REIT Inc.	74,647	4,448,961
Host Hotels & Resorts Inc.	219,945	4,451,687
Kimco Realty Corp.[c]	187,156	4,094,973
Plum Creek Timber Co. Inc.	62,771	2,638,893
Prologis Inc.	168,873	6,895,085
Public Storage	51,331	8,648,760
Simon Property Group Inc.	109,006	17,876,984
Ventas Inc.[c]	123,794	7,498,203
Vornado Realty Trust	67,471	6,649,942
Weyerhaeuser Co.	482,766	14,169,182

		122,972,879

9

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
CBRE Group Inc. Class Aa	73,504	$2,016,215

		2,016,215
ROAD & RAIL — 0.18%
CSX Corp.	299,364	8,672,575
Ryder System Inc.	44,345	3,544,053

		12,216,628
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.68%
Altera Corp.	154,214	5,588,715
Analog Devices Inc.	136,611	7,259,508
Applied Materials Inc.	440,028	8,985,372
Broadcom Corp. Class A	455,837	14,349,749
Intel Corp.	4,106,261	105,982,596
Lam Research Corp.[a,c]	67,003	3,685,165
Linear Technology Corp.	84,243	4,101,792
LSI Corp.	148,368	1,642,434
NVIDIA Corp.	239,332	4,286,436
Texas Instruments Inc.	358,167	16,887,574
Xilinx Inc.	98,803	5,362,039

		178,131,380
SOFTWARE — 0.98%
CA Inc.	91,151	2,822,946
Citrix Systems Inc.[a]	57,985	3,330,078
Oracle Corp.	1,315,604	53,821,360
Symantec Corp.	261,441	5,220,977

		65,195,361
SPECIALTY RETAIL — 1.17%
AutoNation Inc.[a,c]	52,405	2,789,518
Best Buy Co. Inc.	115,031	3,037,969
CarMax Inc.[a,c]	81,091	3,795,059
GameStop Corp. Class A	51,119	2,100,991
Gap Inc. (The)	74,311	2,976,899
Home Depot Inc. (The)	407,056	32,210,341
L Brands Inc.	72,896	4,138,306
Lowe’s Companies Inc.	345,487	16,894,314
PetSmart Inc.	41,936	2,888,971
Staples Inc.	536,005	6,078,297
Urban Outfitters Inc.[a,c]	35,096	1,279,951

		78,190,616
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
Coach Inc.	91,569	4,547,316
PVH Corp.	24,902	3,107,023
Ralph Lauren Corp.	19,682	3,167,424

		10,821,763

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.09%
Hudson City Bancorp Inc.	392,424	$3,857,528
People’s United Financial Inc.	128,818	1,915,524

		5,773,052
TOBACCO — 1.25%
Altria Group Inc.	773,546	28,953,827
Philip Morris International Inc.	576,037	47,160,149
Reynolds American Inc.	128,388	6,858,487

		82,972,463
TOTAL COMMON STOCKS (Cost: $5,455,905,170)		6,642,548,378

SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	64,062,550	64,062,550
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[b,d,e]	3,337,697	3,337,697
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	7,317,751	7,317,751

		74,717,998

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,717,998)		74,717,998

TOTAL INVESTMENTS IN SECURITIES — 100.88% (Cost: $5,530,623,168)		6,717,266,376
Other Assets, Less Liabilities — (0.88)%		(58,361,228)

NET ASSETS — 100.00%		$6,658,905,148

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10

Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.66%
Alliant Techsystems Inc.	85,663	$12,176,995
B/E Aerospace Inc.[a]	577,149	50,090,762
Huntington Ingalls Industries Inc.	148,019	15,136,423

		77,404,180
AIRLINES — 0.80%
Alaska Air Group Inc.	401,125	37,428,974

		37,428,974
AUTO COMPONENTS — 0.57%
Gentex Corp.	850,687	26,822,161

		26,822,161
AUTOMOBILES — 0.17%
Thor Industries Inc.	128,384	7,839,127

		7,839,127
BIOTECHNOLOGY — 1.23%
Cubist Pharmaceuticals Inc.[a]	436,977	31,964,868
United Therapeutics Corp.[a]	271,212	25,502,064

		57,466,932
BUILDING PRODUCTS — 1.66%
A.O. Smith Corp.	447,417	20,590,130
Fortune Brands Home & Security Inc.	967,820	40,725,866
Lennox International Inc.	176,081	16,007,524

		77,323,520
CAPITAL MARKETS — 3.35%
Affiliated Managers Group Inc.[a]	311,135	62,242,557
Eaton Vance Corp. NVS	443,983	16,942,391
Federated Investors Inc. Class B	270,438	8,259,176
Greenhill & Co. Inc.	83,965	4,364,501
SEI Investments Co.	831,610	27,950,412
Waddell & Reed Financial Inc. Class A	495,742	36,496,526

		156,255,563
CHEMICALS — 1.94%
Albemarle Corp.	222,912	14,805,815
Cytec Industries Inc.	87,685	8,558,933
Minerals Technologies Inc.	120,878	7,803,884
NewMarket Corp.[b]	41,163	16,085,677
RPM International Inc.	419,628	17,557,235
Scotts Miracle-Gro Co. (The) Class A	126,335	7,741,809
Valspar Corp. (The)	252,840	18,234,821

		90,788,174

Security	Shares	Value

COMMERCIAL BANKS — 5.23%
Associated Banc-Corp.	940,946	$16,993,485
BancorpSouth Inc.	492,185	12,284,938
Bank of Hawaii Corp.	119,883	7,266,109
Cathay General Bancorp	433,127	10,910,469
City National Corp.	277,747	21,864,244
Commerce Bancshares Inc.	210,009	9,748,618
Cullen/Frost Bankers Inc.	133,002	10,311,645
East West Bancorp Inc.	836,636	30,537,214
FirstMerit Corp.	482,898	10,058,765
Prosperity Bancshares Inc.	189,948	12,565,060
Signature Bank[a]	276,302	34,700,768
SVB Financial Group[a]	267,912	34,501,707
Synovus Financial Corp.	5,675,765	19,240,843
Webster Financial Corp.	301,417	9,362,012
Westamerica Bancorp	68,160	3,686,093

		244,031,970
COMMERCIAL SERVICES & SUPPLIES — 2.18%
Copart Inc.[a]	654,149	23,804,482
Deluxe Corp.	294,106	15,431,742
Herman Miller Inc.	217,721	6,995,376
HNI Corp.	261,373	9,555,797
MSA Safety Inc.	97,326	5,547,582
R.R. Donnelley & Sons Co.	717,582	12,844,718
Rollins Inc.	229,448	6,938,507
Waste Connections Inc.	468,983	20,569,594

		101,687,798
COMMUNICATIONS EQUIPMENT — 1.07%
ADTRAN Inc.	155,561	3,797,244
Ciena Corp.[a,b]	614,582	13,975,595
InterDigital Inc.	82,220	2,722,304
JDS Uniphase Corp.[a]	874,444	12,242,216
Plantronics Inc.	147,857	6,572,244
Riverbed Technology Inc.[a]	533,606	10,517,374

		49,826,977
COMPUTERS & PERIPHERALS — 1.27%
3D Systems Corp.[a,b]	560,761	33,169,013
Diebold Inc.	150,480	6,002,647
NCR Corp.[a]	544,826	19,913,391

		59,085,051
CONSTRUCTION MATERIALS — 0.90%
Eagle Materials Inc.	291,827	25,873,382
Martin Marietta Materials Inc.	126,551	16,242,821

		42,116,203
CONTAINERS & PACKAGING — 1.55%
AptarGroup Inc.	203,231	13,433,569
Packaging Corp. of America	573,726	40,373,099
Rock-Tenn Co. Class A	175,729	18,551,710

		72,358,378

11

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value

DISTRIBUTORS — 0.99%
LKQ Corp.[a]	1,760,695	$46,394,313

		46,394,313
DIVERSIFIED CONSUMER SERVICES — 0.74%
Matthews International Corp. Class A	63,420	2,588,170
Service Corp. International	720,812	14,329,742
Sotheby’s	403,503	17,572,556

		34,490,468
DIVERSIFIED FINANCIAL SERVICES — 1.24%
CBOE Holdings Inc.	505,174	28,592,848
MSCI Inc. Class Aa,b	681,239	29,306,902

		57,899,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
tw telecom inc.[a]	443,578	13,866,248

		13,866,248
ELECTRICAL EQUIPMENT — 1.15%
Acuity Brands Inc.	251,560	33,349,309
Hubbell Inc. Class B	169,890	20,364,714

		53,714,023
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.89%
Knowles Corporation[a]	207,239	6,542,535
National Instruments Corp.	368,158	10,562,453
Trimble Navigation Ltd.[a]	1,518,018	59,005,360
Zebra Technologies Corp. Class Aa	173,896	12,070,121

		88,180,469
ENERGY EQUIPMENT & SERVICES — 3.45%
CARBO Ceramics Inc.	116,259	16,042,579
Dresser-Rand Group Inc.[a]	263,387	15,384,435
Dril-Quip Inc.[a]	237,550	26,629,355
Oceaneering International Inc.	632,093	45,422,203
Oil States International Inc.[a]	311,625	30,726,225
Patterson-UTI Energy Inc.	842,378	26,686,535

		160,891,332
FOOD & STAPLES RETAILING — 0.17%
SUPERVALU Inc.[a]	1,154,837	7,899,085

		7,899,085
FOOD PRODUCTS — 1.37%
Flowers Foods Inc.	707,505	15,175,982
Hain Celestial Group Inc.[a,b]	291,312	26,646,309
Lancaster Colony Corp.	53,289	5,297,992
Tootsie Roll Industries Inc.	59,390	1,778,147
WhiteWave Foods Co. Class Aa	536,476	15,311,025

		64,209,455
GAS UTILITIES — 0.57%
National Fuel Gas Co.	219,869	15,399,625

Security	Shares	Value

Questar Corp.	481,611	$11,452,709

		26,852,334
HEALTH CARE EQUIPMENT & SUPPLIES — 3.61%
Align Technology Inc.[a,b]	418,649	21,681,832
Cooper Companies Inc. (The)	173,349	23,811,219
Hill-Rom Holdings Inc.	184,634	7,115,794
Hologic Inc.[a,b]	944,968	20,316,812
IDEXX Laboratories Inc.[a]	180,753	21,943,414
Masimo Corp.[a]	301,951	8,246,282
ResMed Inc.[b]	529,369	23,657,501
Sirona Dental Systems Inc.[a]	177,926	13,285,734
Steris Corp.	206,900	9,879,475
Teleflex Inc.	113,357	12,156,405
Thoratec Corp.[a]	182,734	6,543,704

		168,638,172
HEALTH CARE PROVIDERS & SERVICES — 2.62%
Henry Schein Inc.[a]	279,523	33,366,660
MEDNAX Inc.[a,b]	390,067	24,176,353
Omnicare Inc.	227,300	13,562,991
Universal Health Services Inc. Class B	524,244	43,024,705
VCA Antech Inc.[a]	258,198	8,321,722

		122,452,431
HEALTH CARE TECHNOLOGY — 0.33%
Allscripts Healthcare Solutions Inc.[a]	503,545	9,078,917
HMS Holdings Corp.[a,b]	330,747	6,300,730

		15,379,647
HOTELS, RESTAURANTS & LEISURE — 2.52%
Bally Technologies Inc.[a,b]	228,779	15,161,184
Bob Evans Farms Inc.	64,534	3,228,636
Brinker International Inc.	391,920	20,556,204
Cheesecake Factory Inc. (The)	179,522	8,550,633
Domino’s Pizza Inc.	325,482	25,052,349
Panera Bread Co. Class Aa	153,880	27,155,204
Scientific Games Corp. Class Aa	282,445	3,877,970
Wendy’s Co. (The)	1,542,694	14,069,369

		117,651,549
HOUSEHOLD DURABLES — 2.86%
Jarden Corp.[a]	722,865	43,249,013
NVR Inc.[a]	12,499	14,336,353
Tempur Sealy International Inc.[a,b]	353,860	17,930,086
Toll Brothers Inc.[a,b]	934,289	33,540,975
Tupperware Brands Corp.	294,064	24,630,801

		133,687,228
HOUSEHOLD PRODUCTS — 1.01%
Church & Dwight Co. Inc.	440,669	30,437,008
Energizer Holdings Inc.	164,391	16,560,749

		46,997,757
INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	193,071	15,318,253

		15,318,253

12

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value

INSURANCE — 1.33%
Arthur J. Gallagher & Co.	445,350	$21,189,753
Brown & Brown Inc.	362,875	11,162,035
Old Republic International Corp.	1,414,367	23,195,619
RenaissanceRe Holdings Ltd.	68,268	6,662,957

		62,210,364
INTERNET SOFTWARE & SERVICES — 1.35%
Conversant Inc.[a,b]	370,490	10,429,293
Equinix Inc.[a,b]	164,504	30,406,919
Rackspace Hosting Inc.[a,b]	679,041	22,286,126

		63,122,338
IT SERVICES — 4.16%
Acxiom Corp.[a,b]	445,558	15,324,967
Broadridge Financial Solutions Inc.	697,559	25,907,341
CoreLogic Inc.[a]	533,245	16,018,680
DST Systems Inc.	93,756	8,887,131
Gartner Inc.[a,b]	538,510	37,394,134
Global Payments Inc.	420,172	29,878,431
Jack Henry & Associates Inc.	499,330	27,842,641
NeuStar Inc. Class Aa,b	355,707	11,564,035
WEX Inc.[a]	227,050	21,581,103

		194,398,463
LEISURE EQUIPMENT & PRODUCTS — 1.67%
Brunswick Corp.	540,584	24,483,050
Polaris Industries Inc.	383,944	53,640,816

		78,123,866
LIFE SCIENCES TOOLS & SERVICES — 2.17%
Charles River Laboratories International Inc.[a]	278,559	16,808,250
Covance Inc.[a,b]	330,877	34,378,120
Mettler-Toledo International Inc.[a]	171,698	40,465,785
TECHNE Corp.	110,773	9,456,691

		101,108,846
MACHINERY — 6.51%
CLARCOR Inc.	153,394	8,797,146
Crane Co.	148,921	10,595,729
Donaldson Co. Inc.	467,777	19,833,745
Graco Inc.	355,480	26,568,575
Harsco Corp.	221,888	5,198,836
IDEX Corp.	472,561	34,444,971
ITT Corp.	208,586	8,919,137
Kennametal Inc.	183,975	8,150,093
Lincoln Electric Holdings Inc.	473,267	34,079,957
Nordson Corp.	353,264	24,901,579
Terex Corp.	646,625	28,645,487
Trinity Industries Inc.	452,679	32,624,576
Valmont Industries Inc.[b]	76,929	11,450,112
Wabtec Corp.	560,820	43,463,550
Woodward Inc.	146,730	6,093,697

		303,767,190

Security	Shares	Value

MARINE — 0.72%
Kirby Corp.[a]	332,444	$33,659,955

		33,659,955
MEDIA — 1.34%
AMC Networks Inc. Class Aa	346,253	25,307,632
Cinemark Holdings Inc.	273,442	7,932,552
DreamWorks Animation SKG Inc. Class Aa,b	420,625	11,167,594
Lamar Advertising Co. Class Aa	237,406	12,105,332
Meredith Corp.	134,567	6,247,946

		62,761,056
METALS & MINING — 0.66%
Carpenter Technology Corp.	192,509	12,713,294
Compass Minerals International Inc.	78,396	6,469,238
Worthington Industries Inc.	309,018	11,819,939

		31,002,471
OIL, GAS & CONSUMABLE FUELS — 3.04%
Bill Barrett Corp.[a,b]	133,705	3,422,848
Cimarex Energy Co.	320,249	38,144,859
Energen Corp.	250,414	20,235,955
Gulfport Energy Corp.[a]	497,850	35,436,963
Rosetta Resources Inc.[a,b]	357,938	16,672,752
SM Energy Co.	391,676	27,922,582

		141,835,959
PAPER & FOREST PRODUCTS — 0.14%
Louisiana-Pacific Corp.[a]	396,765	6,693,426

		6,693,426
PHARMACEUTICALS — 2.00%
Endo International PLC[a]	803,224	55,141,327
Salix Pharmaceuticals Ltd.[a,b]	370,003	38,336,011

		93,477,338
PROFESSIONAL SERVICES — 1.32%
Corporate Executive Board Co. (The)	196,156	14,560,660
FTI Consulting Inc.[a,b]	133,159	4,439,521
Towers Watson & Co. Class A	374,942	42,762,135

		61,762,316
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.69%
BRE Properties Inc. Class A	302,260	18,975,883
Duke Realty Corp.	727,201	12,275,153
Equity One Inc.[b]	147,107	3,286,370
Essex Property Trust Inc.	128,469	21,846,153
Extra Space Storage Inc.	642,706	31,177,668
Federal Realty Investment Trust[b]	198,974	22,826,297
Highwoods Properties Inc.[b]	231,531	8,893,106
Kilroy Realty Corp.	221,006	12,946,531
Liberty Property Trust	418,976	15,485,353
Mid-America Apartment Communities Inc.	188,638	12,878,316
Omega Healthcare Investors Inc.[b]	725,401	24,315,442
Potlatch Corp.	123,346	4,772,257
Rayonier Inc.	310,734	14,265,798
Regency Centers Corp.[b]	243,137	12,414,575
Senior Housing Properties Trust	495,512	11,134,155
Taubman Centers Inc.	191,134	13,530,376
UDR Inc.	615,965	15,910,376
Weingarten Realty Investors[b]	295,430	8,862,900

		265,796,709

13

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
Alexander & Baldwin Inc.	250,637	$10,667,111

		10,667,111
ROAD & RAIL — 2.21%
Con-way Inc.	146,561	6,020,726
Genesee & Wyoming Inc. Class Aa	297,414	28,944,330
J.B. Hunt Transport Services Inc.	534,278	38,425,274
Landstar System Inc.	109,159	6,464,396
Old Dominion Freight Line Inc.[a]	407,521	23,122,742

		102,977,468
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.48%
Advanced Micro Devices Inc.[a,b]	1,697,450	6,806,774
Atmel Corp.[a]	1,070,516	8,949,514
Cree Inc.[a,b]	710,472	40,184,296
Cypress Semiconductor Corp.[a]	340,575	3,497,705
Integrated Device Technology Inc.[a]	500,347	6,119,244
Semtech Corp.[a]	204,844	5,190,747
Skyworks Solutions Inc.[a]	706,213	26,497,112
SunEdison Inc.[a,b]	989,889	18,649,509

		115,894,901
SOFTWARE — 6.40%
ACI Worldwide Inc.[a,b]	225,006	13,318,105
Advent Software Inc.	237,300	6,967,128
ANSYS Inc.[a]	540,625	41,638,937
Cadence Design Systems Inc.[a]	1,130,305	17,564,940
CommVault Systems Inc.[a,b]	260,528	16,921,294
Compuware Corp.	523,466	5,496,393
Concur Technologies Inc.[a,b]	277,875	27,529,076
FactSet Research Systems Inc.[b]	153,175	16,513,797
Fair Isaac Corp.	204,297	11,301,710
Fortinet Inc.[a]	310,300	6,835,909
Informatica Corp.[a]	637,793	24,095,820
Mentor Graphics Corp.	570,055	12,552,611
MICROS Systems Inc.[a,b]	277,403	14,682,941
PTC Inc.[a]	693,238	24,561,422
SolarWinds Inc.[a]	381,378	16,258,144
Solera Holdings Inc.	273,688	17,335,398
Synopsys Inc.[a]	395,470	15,190,003
TIBCO Software Inc.[a]	491,210	9,981,387

		298,745,015
SPECIALTY RETAIL — 2.14%
Advance Auto Parts Inc.	251,368	31,798,052
Cabela’s Inc.[a,b]	130,989	8,581,089
Chico’s FAS Inc.	408,844	6,553,769
Office Depot Inc.[a,b]	1,218,885	5,033,995
Signet Jewelers Ltd.	252,968	26,779,193
Williams-Sonoma Inc.	317,646	21,167,930

		99,914,028

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 3.54%
Carter’s Inc.	313,426	$24,337,529
Deckers Outdoor Corp.[a,b]	201,923	16,099,321
Hanesbrands Inc.	581,057	44,439,239
Kate Spade & Co.[a,b]	720,792	26,734,175
Under Armour Inc. Class Aa,b	469,876	53,866,585

		165,476,849
THRIFTS & MORTGAGE FINANCE — 0.30%
Washington Federal Inc.	599,845	13,976,389

		13,976,389
TRADING COMPANIES & DISTRIBUTORS — 1.50%
MSC Industrial Direct Co. Inc. Class A	135,128	11,691,274
United Rentals Inc.[a]	544,584	51,702,805
Watsco Inc.	66,727	6,666,695

		70,060,774
WATER UTILITIES — 0.27%
Aqua America Inc.	506,966	12,709,638

		12,709,638

TOTAL COMMON STOCKS
(Cost: $3,803,506,635)		4,665,099,992

SHORT-TERM INVESTMENTS — 10.45%

MONEY MARKET FUNDS — 10.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	460,328,281	460,328,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	23,983,375	23,983,375
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,674,587	3,674,587

		487,986,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $487,986,243)		487,986,243

TOTAL INVESTMENTS IN SECURITIES — 110.35%
(Cost: $4,291,492,878)		5,153,086,235
Other Assets, Less Liabilities — (10.35)%		(483,393,946)

NET ASSETS — 100.00%		$4,669,692,289

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14

Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.97%
Alliant Techsystems Inc.	82,768	$11,765,471
Esterline Technologies Corp.[a,b]	153,315	16,334,180
Exelis Inc.	913,255	17,360,978
Huntington Ingalls Industries Inc.	112,728	11,527,565
Triumph Group Inc.	252,818	16,326,987

		73,315,181
AIR FREIGHT & LOGISTICS — 0.13%
UTi Worldwide Inc.	438,625	4,645,039

		4,645,039
AIRLINES — 0.26%
JetBlue Airways Corp.[a,b]	1,095,592	9,520,694

		9,520,694
AUTOMOBILES — 0.18%
Thor Industries Inc.	110,282	6,733,819

		6,733,819
BUILDING PRODUCTS — 0.17%
Lennox International Inc.	71,505	6,500,520

		6,500,520
CAPITAL MARKETS — 1.61%
Eaton Vance Corp. NVS	224,395	8,562,913
Federated Investors Inc. Class B	231,675	7,075,354
Greenhill & Co. Inc.	58,458	3,038,647
Janus Capital Group Inc.	729,538	7,930,078
Raymond James Financial Inc.	596,735	33,375,389

		59,982,381
CHEMICALS — 3.93%
Albemarle Corp.	199,242	13,233,654
Ashland Inc.	348,615	34,680,220
Cabot Corp.	288,295	17,026,703
Cytec Industries Inc.	99,732	9,734,840
Intrepid Potash Inc.[a,b]	265,987	4,112,159
Minerals Technologies Inc.	66,310	4,280,974
NewMarket Corp.	19,929	7,787,855
Olin Corp.[b]	382,925	10,572,559
RPM International Inc.	295,269	12,354,055
Scotts Miracle-Gro Co. (The) Class A	108,527	6,650,534
Sensient Technologies Corp.	241,909	13,646,087
Valspar Corp. (The)	170,668	12,308,576

		146,388,216
COMMERCIAL BANKS — 4.01%
Bank of Hawaii Corp.	115,961	7,028,396
Commerce Bancshares Inc.	220,189	10,221,174

Security	Shares	Value

Cullen/Frost Bankers Inc.	145,450	$11,276,739
First Horizon National Corp.	1,139,030	14,055,630
First Niagara Financial Group Inc.	1,705,487	16,116,852
FirstMerit Corp.	397,871	8,287,653
Fulton Financial Corp.	922,455	11,604,484
Hancock Holding Co.	396,528	14,532,751
International Bancshares Corp.	275,479	6,909,013
Prosperity Bancshares Inc.	118,294	7,825,148
TCF Financial Corp.	796,746	13,273,788
Trustmark Corp.	324,246	8,219,636
Valley National Bancorp[b]	964,088	10,036,156
Webster Financial Corp.	187,229	5,815,333
Westamerica Bancorp	71,705	3,877,807

		149,080,560
COMMERCIAL SERVICES & SUPPLIES — 1.29%
Brink’s Co. (The)	232,710	6,643,871
Clean Harbors Inc.[a,b]	266,310	14,591,125
Herman Miller Inc.	105,084	3,376,349
MSA Safety Inc.	71,598	4,081,086
R.R. Donnelley & Sons Co.	363,411	6,505,057
Rollins Inc.	120,480	3,643,315
Waste Connections Inc.	208,127	9,128,450

		47,969,253
COMMUNICATIONS EQUIPMENT — 0.88%
ADTRAN Inc.	145,572	3,553,413
InterDigital Inc.	127,482	4,220,929
JDS Uniphase Corp.[a]	405,228	5,673,192
Plantronics Inc.	85,472	3,799,230
Polycom Inc.[a]	659,464	9,047,846
Riverbed Technology Inc.[a]	331,091	6,525,804

		32,820,414
COMPUTERS & PERIPHERALS — 0.55%
Diebold Inc.[b]	185,833	7,412,878
NCR Corp.[a]	353,527	12,921,412

		20,334,290
CONSTRUCTION & ENGINEERING — 1.92%
AECOM Technology Corp.[a]	477,400	15,357,958
Granite Construction Inc.	174,437	6,965,269
KBR Inc.	713,894	19,046,692
Lexmark International Inc. Class A	296,722	13,735,261
URS Corp.	347,629	16,359,421

		71,464,601
CONSTRUCTION MATERIALS — 0.41%
Martin Marietta Materials Inc.	117,902	15,132,722

		15,132,722
CONTAINERS & PACKAGING — 1.86%
AptarGroup Inc.	148,433	9,811,421
Greif Inc. Class A	146,906	7,711,096
Rock-Tenn Co. Class A	200,376	21,153,694
Silgan Holdings Inc.	210,554	10,426,634
Sonoco Products Co.	492,832	20,215,969

		69,318,814

15

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 1.07%
Apollo Education Group Inc.[a]	477,887	$16,362,851
DeVry Education Group Inc.[b]	274,818	11,649,535
Matthews International Corp. Class A	78,724	3,212,726
Service Corp. International	429,841	8,545,239

		39,770,351
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.26%
tw telecom inc.[a]	311,775	9,746,086

		9,746,086
ELECTRIC UTILITIES — 3.44%
Cleco Corp.	291,391	14,738,557
Great Plains Energy Inc.	741,428	20,048,213
Hawaiian Electric Industries Inc.[b]	488,588	12,419,907
IDACORP Inc.	242,022	13,424,960
OGE Energy Corp.	956,916	35,176,232
PNM Resources Inc.	383,231	10,358,734
Westar Energy Inc.	620,578	21,819,523

		127,986,126
ELECTRICAL EQUIPMENT — 0.97%
General Cable Corp.	236,990	6,069,314
Hubbell Inc. Class B	119,487	14,322,906
Regal Beloit Corp.	217,287	15,798,938

		36,191,158
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.45%
Arrow Electronics Inc.[a]	481,625	28,589,260
Avnet Inc.	666,442	31,009,546
Ingram Micro Inc. Class Aa	744,736	22,014,396
Itron Inc.[a,b]	188,806	6,710,165
Knowles Corporation[a]	237,745	7,505,610
National Instruments Corp.	171,129	4,909,691
Tech Data Corp.[a]	183,097	11,161,593
Vishay Intertechnology Inc.[b]	653,938	9,730,598
Zebra Technologies Corp. Class Aa	99,457	6,903,310

		128,534,169
ENERGY EQUIPMENT & SERVICES — 2.22%
Atwood Oceanics Inc.[a,b]	278,512	14,034,220
Dresser-Rand Group Inc.[a]	150,511	8,791,347
Helix Energy Solutions Group Inc.[a,b]	473,644	10,884,339
Superior Energy Services Inc.	764,264	23,508,761
Tidewater Inc.	238,481	11,594,946
Unit Corp.[a]	211,183	13,807,145

		82,620,758
FOOD & STAPLES RETAILING — 0.46%
United Natural Foods Inc.[a,b]	239,069	16,954,773

		16,954,773

Security	Shares	Value

FOOD PRODUCTS — 2.33%
Dean Foods Co.	457,850	$7,078,361
Flowers Foods Inc.	261,604	5,611,406
Hillshire Brands Co. (The)	589,897	21,979,562
Ingredion Inc.	358,926	24,435,682
Lancaster Colony Corp.	49,459	4,917,214
Post Holdings Inc.[a,b]	181,693	10,014,918
Tootsie Roll Industries Inc.	51,250	1,534,429
WhiteWave Foods Co. Class Aa	393,116	11,219,531

		86,791,103
GAS UTILITIES — 2.50%
Atmos Energy Corp.	482,609	22,745,362
National Fuel Gas Co.	222,044	15,551,962
ONE GAS Inc.[a]	250,157	8,988,141
Questar Corp.	447,390	10,638,934
UGI Corp.	552,939	25,219,548
WGL Holdings Inc.	249,870	10,009,792

		93,153,739
HEALTH CARE EQUIPMENT & SUPPLIES — 2.19%
Cooper Companies Inc. (The)	87,658	12,040,703
Hill-Rom Holdings Inc.	124,227	4,787,709
Hologic Inc.[a,b]	542,929	11,672,973
IDEXX Laboratories Inc.[a]	99,484	12,077,358
ResMed Inc.[b]	245,827	10,986,009
Sirona Dental Systems Inc.[a]	120,058	8,964,731
Steris Corp.	113,438	5,416,664
Teleflex Inc.	105,298	11,292,157
Thoratec Corp.[a]	122,875	4,400,154

		81,638,458
HEALTH CARE PROVIDERS & SERVICES — 3.42%
Community Health Systems Inc.[a]	546,320	21,399,355
Health Net Inc.[a]	385,300	13,104,053
Henry Schein Inc.[a,b]	181,146	21,623,398
LifePoint Hospitals Inc.[a]	227,144	12,390,705
MEDNAX Inc.[a,b]	165,840	10,278,763
Omnicare Inc.	293,321	17,502,464
Owens & Minor Inc.[b]	303,746	10,640,223
VCA Antech Inc.[a]	212,409	6,845,942
WellCare Health Plans Inc.[a,b]	210,962	13,400,306

		127,185,209
HEALTH CARE TECHNOLOGY — 0.25%
Allscripts Healthcare Solutions Inc.[a]	352,447	6,354,619
HMS Holdings Corp.[a,b]	147,720	2,814,066

		9,168,685
HOTELS, RESTAURANTS & LEISURE — 0.56%
Bob Evans Farms Inc.	65,869	3,295,426
Cheesecake Factory Inc. (The)	80,396	3,829,262
International Speedway Corp. Class A	134,266	4,563,701
Life Time Fitness Inc.[a,b]	186,700	8,980,270

		20,668,659
HOUSEHOLD DURABLES — 0.63%
KB Home	429,076	7,290,001
M.D.C. Holdings Inc.	188,891	5,341,838
NVR Inc.[a]	9,521	10,920,587

		23,552,426

16

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.00%
Church & Dwight Co. Inc.	297,485	$20,547,289
Energizer Holdings Inc.	166,054	16,728,280

		37,275,569
INDUSTRIAL CONGLOMERATES — 0.31%
Carlisle Companies Inc.	147,284	11,685,513

		11,685,513
INSURANCE — 9.07%
Alleghany Corp.[a]	80,507	32,796,942
American Financial Group Inc.	345,248	19,924,262
Arthur J. Gallagher & Co.	277,329	13,195,314
Aspen Insurance Holdings Ltd.	313,958	12,464,133
Brown & Brown Inc.	275,985	8,489,299
Everest Re Group Ltd.	228,239	34,931,979
Fidelity National Financial Inc. Class A	1,331,237	41,854,091
First American Financial Corp.	511,037	13,568,032
Hanover Insurance Group Inc. (The)	211,299	12,982,210
HCC Insurance Holdings Inc.	480,885	21,875,459
Kemper Corp.	246,136	9,641,147
Mercury General Corp.	158,603	7,149,823
Primerica Inc.	264,921	12,480,428
Protective Life Corp.	378,749	19,918,410
Reinsurance Group of America Inc.	340,968	27,151,282
RenaissanceRe Holdings Ltd.[b]	144,583	14,111,301
StanCorp Financial Group Inc.	210,682	14,073,557
W.R. Berkley Corp.	501,690	20,880,338

		337,488,007
INTERNET & CATALOG RETAIL — 0.26%
HSN Inc.	161,588	9,651,651

		9,651,651
INTERNET SOFTWARE & SERVICES — 0.96%
AOL Inc.[a]	382,887	16,758,964
Equinix Inc.[a,b]	102,370	18,922,071

		35,681,035
IT SERVICES — 1.56%
Convergys Corp.	485,790	10,643,659
DST Systems Inc.	63,360	6,005,894
Leidos Holdings Inc.	350,765	12,406,558
ManTech International Corp. Class A	114,473	3,366,651
Science Applications International Corp.	201,164	7,521,522
VeriFone Systems Inc.[a,b]	535,358	18,105,808

		58,050,092
LIFE SCIENCES TOOLS & SERVICES — 0.49%
Bio-Rad Laboratories Inc. Class Aa	96,742	12,394,585
TECHNE Corp.	68,749	5,869,102

		18,263,687
MACHINERY — 4.28%
AGCO Corp.	419,836	23,158,154
CLARCOR Inc.	116,591	6,686,494

Security	Shares	Value

Crane Co.	113,157	$8,051,121
Donaldson Co. Inc.	257,548	10,920,035
Harsco Corp.	205,644	4,818,239
ITT Corp.	268,267	11,471,097
Kennametal Inc.	227,251	10,067,219
Oshkosh Corp.	405,381	23,864,779
SPX Corp.	216,240	21,258,554
Timken Co. (The)	375,528	22,073,536
Valmont Industries Inc.[b]	65,964	9,818,082
Woodward Inc.	167,000	6,935,510

		159,122,820
MEDIA — 1.09%
Cinemark Holdings Inc.	275,393	7,989,151
John Wiley & Sons Inc. Class A	224,595	12,945,656
Lamar Advertising Co. Class Aa	119,815	6,109,367
Meredith Corp.	67,779	3,146,979
New York Times Co. (The) Class Ab	605,410	10,364,619

		40,555,772
METALS & MINING — 2.43%
Carpenter Technology Corp.	97,247	6,422,192
Commercial Metals Co.	565,362	10,674,035
Compass Minerals International Inc.	96,731	7,982,242
Reliance Steel & Aluminum Co.	373,749	26,409,104
Royal Gold Inc.	313,762	19,647,776
Steel Dynamics Inc.	1,073,906	19,104,788

		90,240,137
MULTI-UTILITIES — 2.41%
Alliant Energy Corp.	534,530	30,366,649
Black Hills Corp.	214,501	12,365,983
MDU Resources Group Inc.	912,372	31,303,483
Vectren Corp.	397,196	15,645,551

		89,681,666
MULTILINE RETAIL — 0.63%
Big Lots Inc.[a]	281,422	10,657,451
J.C. Penney Co. Inc.[a,b]	1,467,427	12,649,221

		23,306,672
OIL, GAS & CONSUMABLE FUELS — 3.12%
Alpha Natural Resources Inc.[a,b]	1,062,770	4,516,772
Bill Barrett Corp.[a,b]	126,376	3,235,226
Cimarex Energy Co.	155,139	18,478,606
Energen Corp.	143,521	11,597,932
HollyFrontier Corp.	958,541	45,607,381
World Fuel Services Corp.	346,419	15,277,078
WPX Energy Inc.[a,b]	972,140	17,527,684

		116,240,679
PAPER & FOREST PRODUCTS — 0.63%
Domtar Corp.	156,696	17,584,425
Louisiana-Pacific Corp.[a]	354,315	5,977,294

		23,561,719

17

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 0.48%
Mallinckrodt PLC[a]	280,302	$17,773,950

		17,773,950
PROFESSIONAL SERVICES — 0.89%
FTI Consulting Inc.[a,b]	86,098	2,870,507
Manpowergroup Inc.	383,312	30,216,485

		33,086,992
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.47%
Alexandria Real Estate Equities Inc.	345,183	25,046,478
American Campus Communities Inc.	504,927	18,859,023
BioMed Realty Trust Inc.	927,954	19,013,777
BRE Properties Inc. Class A	122,719	7,704,299
Camden Property Trust	411,567	27,714,922
Corporate Office Properties Trust[b]	421,429	11,226,869
Corrections Corp. of America	558,764	17,500,488
Duke Realty Corp.	976,869	16,489,549
Equity One Inc.[b]	182,634	4,080,044
Essex Property Trust Inc.	80,001	13,604,170
Federal Realty Investment Trust	157,784	18,100,980
Highwoods Properties Inc.	242,773	9,324,911
Home Properties Inc.	274,941	16,529,453
Hospitality Properties Trust	720,945	20,705,540
Kilroy Realty Corp.[b]	213,697	12,518,370
Liberty Property Trust	360,159	13,311,477
Mack-Cali Realty Corp.	426,809	8,873,359
Mid-America Apartment Communities Inc.	205,952	14,060,343
National Retail Properties Inc.[b]	587,884	20,176,179
Potlatch Corp.	93,527	3,618,560
Rayonier Inc.	353,402	16,224,686
Realty Income Corp.[b]	1,056,985	43,188,407
Regency Centers Corp.	244,528	12,485,600
Senior Housing Properties Trust	498,055	11,191,296
SL Green Realty Corp.	447,541	45,031,575
Taubman Centers Inc.	146,054	10,339,163
UDR Inc.	702,748	18,151,981
Weingarten Realty Investors[b]	297,497	8,924,910

		463,996,409
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.68%
Jones Lang LaSalle Inc.	214,419	25,408,651

		25,408,651
ROAD & RAIL — 0.53%
Con-way Inc.	153,577	6,308,943
Landstar System Inc.	129,276	7,655,725
Werner Enterprises Inc.	221,707	5,655,745

		19,620,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.00%
Advanced Micro Devices Inc.[a,b]	1,581,866	6,343,283
Atmel Corp.[a]	1,167,841	9,763,151
Cypress Semiconductor Corp.[a]	404,835	4,157,655
Fairchild Semiconductor International Inc.[a,b]	600,863	8,285,901
Integrated Device Technology Inc.[a,b]	244,931	2,995,506
International Rectifier Corp.[a,b]	343,317	9,406,886
Intersil Corp. Class A	615,999	7,958,707

Security	Shares	Value

RF Micro Devices Inc.[a,b]	1,362,015	$10,732,678
Semtech Corp.[a,b]	162,741	4,123,857
Silicon Laboratories Inc.[a]	189,911	9,922,850
Skyworks Solutions Inc.[a]	327,720	12,296,054
SunEdison Inc.[a,b]	367,111	6,916,371
Teradyne Inc.[a,b]	934,733	18,591,839

		111,494,738
SOFTWARE — 2.07%
Cadence Design Systems Inc.[a]	461,039	7,164,546
Compuware Corp.	619,852	6,508,446
FactSet Research Systems Inc.[b]	65,119	7,020,479
Fortinet Inc.[a,b]	402,101	8,858,285
MICROS Systems Inc.[a,b]	134,057	7,095,637
Rovi Corp.[a]	474,770	10,815,261
Solera Holdings Inc.	106,675	6,756,795
Synopsys Inc.[a]	415,820	15,971,646
TIBCO Software Inc.[a]	330,628	6,718,361

		76,909,456
SPECIALTY RETAIL — 5.84%
Aaron’s Inc.	346,949	10,491,738
Abercrombie & Fitch Co. Class A	368,210	14,176,085
Advance Auto Parts Inc.	144,084	18,226,626
American Eagle Outfitters Inc.	816,618	9,995,404
ANN INC.[a,b]	221,381	9,182,884
Ascena Retail Group Inc.[a,b]	622,028	10,748,644
Cabela’s Inc.[a,b]	116,922	7,659,560
Chico’s FAS Inc.	428,815	6,873,905
CST Brands Inc.	364,025	11,372,141
Dick’s Sporting Goods Inc.	490,905	26,808,322
Foot Locker Inc.	706,970	33,213,451
Guess? Inc.	286,487	7,907,041
Murphy USA Inc.[a,b]	214,093	8,690,035
Office Depot Inc.[a,b]	1,334,642	5,512,072
Rent-A-Center Inc.	254,022	6,756,985
Signet Jewelers Ltd.	177,812	18,823,178
Williams-Sonoma Inc.	160,635	10,704,716

		217,142,787
THRIFTS & MORTGAGE FINANCE — 1.07%
Astoria Financial Corp.	404,986	5,596,907
New York Community Bancorp Inc.[b]	2,130,250	34,233,117

		39,830,024
TOBACCO — 0.17%
Universal Corp.	111,303	6,220,725

		6,220,725
TRADING COMPANIES & DISTRIBUTORS — 0.88%
GATX Corp.	221,692	15,048,453
MSC Industrial Direct Co. Inc. Class A	116,094	10,044,453
Watsco Inc.	75,837	7,576,874

		32,669,780
WATER UTILITIES — 0.29%
Aqua America Inc.	434,665	10,897,052

		10,897,052

18

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Telephone & Data Systems Inc.	476,918	$12,500,021

		12,500,021

TOTAL COMMON STOCKS
(Cost: $3,038,606,625)		3,715,524,221

SHORT-TERM INVESTMENTS — 8.10%

MONEY MARKET FUNDS — 8.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	282,898,850	282,898,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	14,739,197	14,739,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,794,167	3,794,167

		301,432,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $301,432,214)		301,432,214

TOTAL INVESTMENTS IN SECURITIES — 107.97%
(Cost: $3,340,038,839)		4,016,956,435
Other Assets, Less Liabilities — (7.97)%		(296,480,129)

NET ASSETS — 100.00%		$3,720,476,306

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

19

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.14%
AeroVironment Inc.[a]	66,301	$2,668,615
American Science and Engineering Inc.	22,974	1,543,164
GenCorp Inc.[a,b]	527,969	9,645,994
Moog Inc. Class Aa	237,448	15,555,218
Orbital Sciences Corp.[a]	234,363	6,538,728
Taser International Inc.[a]	446,152	8,160,120
Teledyne Technologies Inc.[a]	177,675	17,293,108

		61,404,947
AIR FREIGHT & LOGISTICS — 0.20%
Forward Air Corp.	126,848	5,848,961

		5,848,961
AIRLINES — 0.49%
Allegiant Travel Co.	126,011	14,104,411

		14,104,411
AUTO COMPONENTS — 1.01%
Dorman Products Inc.[a]	259,977	15,354,242
Drew Industries Inc.	190,038	10,300,059
Standard Motor Products Inc.	89,975	3,218,406

		28,872,707
AUTOMOBILES — 0.23%
Winnebago Industries Inc.[a,b]	237,635	6,508,823

		6,508,823
BEVERAGES — 0.65%
Boston Beer Co. Inc. (The) Class Aa,b	75,994	18,598,012

		18,598,012
BIOTECHNOLOGY — 1.19%
Acorda Therapeutics Inc.[a,b]	354,366	13,434,015
ArQule Inc.[a]	256,496	525,817
Emergent BioSolutions Inc.[a]	94,987	2,400,321
Ligand Pharmaceuticals Inc. Class Ba,b	177,287	11,924,324
Momenta Pharmaceuticals Inc.[a]	182,775	2,129,329
Spectrum Pharmaceuticals Inc.[a]	471,779	3,698,747

		34,112,553
BUILDING PRODUCTS — 0.74%
AAON Inc.	240,227	6,695,126
American Woodmark Corp.[a]	53,594	1,803,974
Apogee Enterprises Inc.	248,068	8,243,300
Simpson Manufacturing Co. Inc.	130,797	4,621,058

		21,363,458

Security	Shares	Value

CAPITAL MARKETS — 2.67%
Evercore Partners Inc. Class A	297,736	$16,449,914
Financial Engines Inc.[b]	437,963	22,239,761
HFF Inc. Class A	285,123	9,582,984
Investment Technology Group Inc.[a]	190,426	3,846,605
Stifel Financial Corp.[a]	281,605	14,012,665
Virtus Investment Partners Inc.[a,b]	60,306	10,443,190

		76,575,119
CHEMICALS — 2.77%
American Vanguard Corp.	215,342	4,662,154
Balchem Corp.	260,014	13,551,930
Calgon Carbon Corp.[a,b]	249,132	5,438,552
Flotek Industries Inc.[a,b]	392,800	10,939,480
FutureFuel Corp.	116,051	2,355,835
H.B. Fuller Co.	429,752	20,748,426
PolyOne Corp.	463,576	16,994,696
Quaker Chemical Corp.	60,179	4,743,911

		79,434,984
COMMERCIAL BANKS — 9.41%
Bank of the Ozarks Inc.	278,659	18,965,531
BBCN Bancorp Inc.	683,234	11,710,631
Boston Private Financial Holdings Inc.	687,868	9,306,854
Cardinal Financial Corp.	115,282	2,055,478
City Holding Co.	63,470	2,847,264
Columbia Banking System Inc.	304,345	8,679,919
Community Bank System Inc.	156,851	6,120,326
CVB Financial Corp.	396,574	6,305,527
First Bancorp (Puerto Rico)[a,b]	282,390	1,536,202
First Commonwealth Financial Corp.	446,221	4,033,838
First Financial Bankshares Inc.	260,878	16,119,652
First Midwest Bancorp Inc.	647,261	11,055,218
Glacier Bancorp Inc.	638,880	18,572,241
Home Bancshares Inc.	407,936	14,041,157
MB Financial Inc.	471,578	14,600,055
National Penn Bancshares Inc.	392,524	4,101,876
Old National Bancorp	472,101	7,039,026
PacWest Bancorp[b]	341,666	14,695,055
Pinnacle Financial Partners Inc.	285,670	10,709,768
PrivateBancorp Inc.	560,284	17,094,265
Taylor Capital Group Inc.[a]	82,462	1,972,491
Texas Capital Bancshares Inc.[a,b]	367,080	23,838,175
UMB Financial Corp.	158,226	10,237,222
Umpqua Holdings Corp.	963,106	17,952,296
United Community Banks Inc.[a]	332,318	6,450,292
ViewPoint Financial Group	126,812	3,658,526
Wilshire Bancorp Inc.	584,156	6,484,132

		270,183,017
COMMERCIAL SERVICES & SUPPLIES — 1.40%
G&K Services Inc. Class A	85,853	5,251,628
Healthcare Services Group Inc.	337,675	9,812,836
Interface Inc.	206,593	4,245,486
Mobile Mini Inc.	352,064	15,265,495
UniFirst Corp.	51,086	5,616,395

		40,191,840

20

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.87%
ARRIS Group Inc.[a]	679,735	$19,154,932
CalAmp Corp.[a,b]	287,824	8,021,655
Harmonic Inc.[a]	847,514	6,051,250
Ixia[a]	252,135	3,151,687
PCTEL Inc.	80,468	702,486
Procera Networks Inc.[a,b]	73,722	765,972
ViaSat Inc.[a,b]	229,250	15,827,420

		53,675,402
COMPUTERS & PERIPHERALS — 0.63%
Electronics For Imaging Inc.[a]	403,093	17,457,958
Intevac Inc.[a]	75,678	734,076

		18,192,034
CONSTRUCTION & ENGINEERING — 0.42%
Comfort Systems USA Inc.	181,338	2,763,591
Dycom Industries Inc.[a,b]	290,639	9,187,099

		11,950,690
CONSTRUCTION MATERIALS — 0.40%
Headwaters Inc.[a]	328,122	4,334,492
Texas Industries Inc.[a,b]	81,246	7,281,266

		11,615,758
CONSUMER FINANCE — 1.81%
Encore Capital Group Inc.[a,b]	201,639	9,214,902
First Cash Financial Services Inc.[a,b]	247,931	12,510,598
Green Dot Corp. Class Aa	89,088	1,739,889
Portfolio Recovery Associates Inc.[a,b]	428,503	24,793,184
World Acceptance Corp.[a,b]	51,276	3,849,802

		52,108,375
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	99,371	1,979,470

		1,979,470
DISTRIBUTORS — 0.45%
Pool Corp.	209,026	12,817,474

		12,817,474
DIVERSIFIED CONSUMER SERVICES — 1.09%
American Public Education Inc.[a,b]	151,695	5,321,461
Capella Education Co.	94,593	5,973,548
Hillenbrand Inc.	541,128	17,494,668
ITT Educational Services Inc.[a,b]	84,706	2,429,368

		31,219,045
DIVERSIFIED FINANCIAL SERVICES — 0.67%
MarketAxess Holdings Inc.	324,427	19,212,567

		19,212,567
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.39%
8x8 Inc.[a,b]	702,850	7,597,809

Security	Shares	Value

General Communication Inc. Class Aa	143,009	$1,631,733
Lumos Networks Corp.	154,671	2,067,951

		11,297,493
ELECTRICAL EQUIPMENT — 2.07%
AZZ Inc.	219,645	9,813,739
Brady Corp. Class A	137,292	3,727,478
Encore Wire Corp.	109,038	5,289,433
EnerSys Inc.	405,091	28,068,755
Franklin Electric Co. Inc.	211,887	9,009,435
Powell Industries Inc.	40,545	2,627,316
Vicor Corp.[a]	77,824	793,805

		59,329,961
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.80%
Agilysys Inc.[a]	71,620	959,708
Badger Meter Inc.	58,262	3,210,236
Belden Inc.	373,381	25,987,317
Cognex Corp.[a]	708,558	23,991,774
Coherent Inc.[a]	119,639	7,818,409
CTS Corp.	174,044	3,634,039
Daktronics Inc.	330,140	4,750,714
DTS Inc.[a]	81,807	1,616,506
Electro Scientific Industries Inc.	68,353	673,277
FARO Technologies Inc.[a]	147,833	7,835,149
FEI Co.	362,733	37,368,754
Littelfuse Inc.	100,450	9,406,138
Measurement Specialties Inc.[a]	130,502	8,854,561
Methode Electronics Inc.	305,440	9,364,790
MTS Systems Corp.	131,432	9,001,778
Newport Corp.[a]	144,828	2,995,043
OSI Systems Inc.[a,b]	72,121	4,317,163
Rogers Corp.[a]	75,378	4,705,095

		166,490,451
ENERGY EQUIPMENT & SERVICES — 2.10%
Basic Energy Services Inc.[a,b]	122,113	3,347,117
Bristow Group Inc.	133,986	10,118,623
C&J Energy Services Inc.[a,b]	395,442	11,531,089
ERA Group Inc.[a]	161,519	4,734,122
Geospace Technologies Corp.[a,b]	112,961	7,474,629
ION Geophysical Corp.[a]	439,674	1,851,028
Matrix Service Co.[a]	226,557	7,653,095
Newpark Resources Inc.[a,b]	742,513	8,501,774
Tesco Corp.[a]	273,133	5,052,960

		60,264,437
FOOD & STAPLES RETAILING — 0.68%
Andersons Inc. (The)	127,682	7,563,882
Casey’s General Stores Inc.	175,437	11,857,787

		19,421,669
FOOD PRODUCTS — 1.33%
Annie’s Inc.[a]	64,361	2,586,669
B&G Foods Inc. Class A	230,729	6,947,250
Calavo Growers Inc.	52,162	1,855,924
Darling International Inc.[a]	916,509	18,348,510
Diamond Foods Inc.[a,b]	90,704	3,168,291
J&J Snack Foods Corp.	56,436	5,416,163

		38,322,807

21

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 4.61%
Abaxis Inc.[a]	84,562	$3,287,771
ABIOMED Inc.[a,b]	304,794	7,936,836
Analogic Corp.	50,196	4,121,594
Anika Therapeutics Inc.[a]	97,112	3,991,303
Cantel Medical Corp.	287,718	9,701,851
CryoLife Inc.	216,786	2,159,189
Cyberonics Inc.[a]	207,155	13,516,864
Cynosure Inc. Class Aa	108,960	3,192,528
Greatbatch Inc.[a]	125,091	5,744,179
Haemonetics Corp.[a,b]	187,446	6,108,865
Integra LifeSciences Holdings Corp.[a]	83,458	3,838,234
Meridian Bioscience Inc.	193,027	4,206,058
Natus Medical Inc.[a]	239,708	6,184,466
Neogen Corp.[a,b]	313,995	14,114,075
NuVasive Inc.[a]	394,030	15,134,692
SurModics Inc.[a,b]	116,674	2,636,832
West Pharmaceutical Services Inc.	604,086	26,609,988

		132,485,325
HEALTH CARE PROVIDERS & SERVICES — 2.39%
Air Methods Corp.[a,b]	302,029	16,137,409
AmSurg Corp.[a]	192,791	9,076,600
Bio-Reference Laboratories Inc.[a,b]	91,279	2,526,603
CorVel Corp.[a]	97,201	4,836,722
Ensign Group Inc. (The)	111,995	4,887,462
Gentiva Health Services Inc.[a]	93,508	852,793
Hanger Inc.[a,b]	128,612	4,331,652
IPC The Hospitalist Co. Inc.[a,b]	146,751	7,202,539
Landauer Inc.	37,602	1,704,499
MWI Veterinary Supply Inc.[a]	110,312	17,166,753

		68,723,032
HEALTH CARE TECHNOLOGY — 1.53%
Computer Programs and Systems Inc.	49,637	3,206,550
HealthStream Inc.[a,b]	176,898	4,723,177
Medidata Solutions Inc.[a,b]	437,313	23,763,588
Omnicell Inc.[a]	306,319	8,766,850
Quality Systems Inc.	200,423	3,383,140

		43,843,305
HOTELS, RESTAURANTS & LEISURE — 4.49%
Boyd Gaming Corp.[a,b]	324,620	4,284,984
Buffalo Wild Wings Inc.[a,b]	161,527	24,051,370
Cracker Barrel Old Country Store Inc.	108,579	10,558,222
DineEquity Inc.	54,313	4,240,216
Interval Leisure Group Inc.	187,513	4,901,590
Jack in the Box Inc.[a]	190,957	11,255,006
Monarch Casino & Resort Inc.[a]	83,827	1,553,314
Multimedia Games Holding Co. Inc.[a]	254,578	7,392,945
Papa John’s International Inc.	265,920	13,857,091
Pinnacle Entertainment Inc.[a,b]	485,000	11,494,500
Red Robin Gourmet Burgers Inc.[a,b]	112,744	8,081,490
Ruth’s Hospitality Group Inc.	309,465	3,741,432
Sonic Corp.[a,b]	451,789	10,296,271
Texas Roadhouse Inc.	510,157	13,304,895

		129,013,326

Security	Shares	Value

HOUSEHOLD DURABLES — 1.49%
Helen of Troy Ltd.[a]	140,044	$9,695,246
iRobot Corp.[a,b]	142,288	5,840,923
La-Z-Boy Inc.	450,130	12,198,523
Ryland Group Inc. (The)	248,425	9,919,610
Universal Electronics Inc.[a]	133,779	5,135,776

		42,790,078
HOUSEHOLD PRODUCTS — 0.33%
WD-40 Co.	123,260	9,561,278

		9,561,278
INSURANCE — 1.07%
Amerisafe Inc.	110,520	4,852,933
eHealth Inc.[a,b]	160,158	8,136,026
Employers Holdings Inc.	269,330	5,448,546
HCI Group Inc.	87,034	3,168,038
RLI Corp.	150,849	6,673,560
Universal Insurance Holdings Inc.	181,787	2,308,695

		30,587,798
INTERNET & CATALOG RETAIL — 0.18%
Blue Nile Inc.[a,b]	62,654	2,180,359
NutriSystem Inc.	133,288	2,008,650
PetMed Express Inc.	67,672	907,482

		5,096,491
INTERNET SOFTWARE & SERVICES — 3.69%
Blucora Inc.[a]	362,837	7,144,261
comScore Inc.[a]	276,403	9,063,254
Dealertrack Technologies Inc.[a]	379,072	18,646,552
Dice Holdings Inc.[a,b]	192,329	1,434,774
Digital River Inc.[a]	100,468	1,751,157
j2 Global Inc.[b]	381,678	19,102,984
LivePerson Inc.[a,b]	190,767	2,302,558
LogMeIn Inc.[a]	195,725	8,786,095
NIC Inc.	514,605	9,937,023
OpenTable Inc.[a,b]	201,232	15,480,778
Perficient Inc.[a]	292,073	5,292,363
QuinStreet Inc.[a]	82,183	545,695
Stamps.com Inc.[a]	126,038	4,229,835
XO Group Inc.[a]	211,418	2,143,778

		105,861,107
IT SERVICES — 2.79%
Cardtronics Inc.[a]	381,776	14,831,998
CSG Systems International Inc.	182,436	4,750,633
ExlService Holdings Inc.[a]	120,760	3,732,692
Forrester Research Inc.	59,838	2,145,192
Heartland Payment Systems Inc.	170,561	7,069,753
Higher One Holdings Inc.[a]	100,423	726,058
iGATE Corp.[a]	252,585	7,966,531
MAXIMUS Inc.	582,774	26,143,242
Sykes Enterprises Inc.[a,b]	174,700	3,471,289
TeleTech Holdings Inc.[a]	72,708	1,782,073
Virtusa Corp.[a]	223,268	7,481,711

		80,101,172

22

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.53%
Arctic Cat Inc.	113,038	$5,402,086
Sturm, Ruger & Co. Inc.[b]	166,405	9,951,019

		15,353,105
LIFE SCIENCES TOOLS & SERVICES — 0.88%
Affymetrix Inc.[a,b]	299,403	2,134,743
Cambrex Corp.[a]	262,233	4,948,337
Luminex Corp.[a,b]	163,934	2,968,845
PAREXEL International Corp.[a,b]	281,693	15,236,774

		25,288,699
MACHINERY — 2.98%
Actuant Corp. Class A	225,337	7,695,258
Albany International Corp. Class A	97,092	3,450,650
Barnes Group Inc.	235,456	9,057,992
CIRCOR International Inc.	151,463	11,106,782
EnPro Industries Inc.[a,b]	69,343	5,039,156
Federal Signal Corp.[a]	540,002	8,046,030
John Bean Technologies Corp.	136,662	4,222,856
Lindsay Corp.[b]	52,249	4,607,317
Lydall Inc.[a]	78,391	1,792,802
Tennant Co.	101,811	6,680,838
Toro Co. (The)	285,816	18,060,713
Watts Water Technologies Inc. Class A	100,882	5,920,764

		85,681,158
MEDIA — 0.68%
E.W. Scripps Co. (The) Class Aa	258,714	4,584,412
Live Nation Entertainment Inc.[a]	682,647	14,847,572

		19,431,984
METALS & MINING — 1.48%
AK Steel Holding Corp.[a,b]	411,646	2,972,084
Globe Specialty Metals Inc.	253,493	5,277,724
RTI International Metals Inc.[a,b]	162,984	4,527,696
Stillwater Mining Co.[a,b]	380,742	5,638,789
SunCoke Energy Inc.[a]	281,881	6,438,162
US Silica Holdings Inc.	459,561	17,541,443

		42,395,898
MULTILINE RETAIL — 0.07%
Tuesday Morning Corp.[a]	137,650	1,947,748

		1,947,748
OIL, GAS & CONSUMABLE FUELS — 2.05%
Carrizo Oil & Gas Inc.[a,b]	355,193	18,988,618
Forest Oil Corp.[a,b]	413,940	790,625
Northern Oil and Gas Inc.[a,b]	489,468	7,156,022
PDC Energy Inc.[a]	144,195	8,977,581
Penn Virginia Corp.[a]	232,312	4,063,137
PetroQuest Energy Inc.[a,b]	153,299	873,804
Stone Energy Corp.[a]	427,320	17,934,621

		58,784,408

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.94%
Deltic Timber Corp.	40,325	$2,630,400
KapStone Paper and Packaging Corp.[a]	690,322	19,908,886
Schweitzer-Mauduit International Inc.	107,195	4,565,435

		27,104,721
PERSONAL PRODUCTS — 0.18%
Inter Parfums Inc.	146,306	5,297,740

		5,297,740
PHARMACEUTICALS — 2.60%
Akorn Inc.[a,b]	611,643	13,456,146
Hi-Tech Pharmacal Co. Inc.[a]	49,361	2,138,812
Medicines Co. (The)[a]	554,994	15,772,929
Prestige Brands Holdings Inc.[a,b]	445,496	12,139,766
Questcor Pharmaceuticals Inc.[b]	478,747	31,085,043

		74,592,696
PROFESSIONAL SERVICES — 1.43%
Exponent Inc.	68,548	5,145,213
Navigant Consulting Inc.[a]	248,301	4,633,297
On Assignment Inc.[a]	398,504	15,378,269
TrueBlue Inc.[a]	229,804	6,724,065
WageWorks Inc.[a,b]	162,210	9,101,603

		40,982,447
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.75%
Acadia Realty Trust	163,511	4,313,420
American Assets Trust Inc.	148,260	5,002,292
Associated Estates Realty Corp.	163,466	2,769,114
CoreSite Realty Corp.	183,476	5,687,756
DiamondRock Hospitality Co.[b]	840,597	9,877,015
EastGroup Properties Inc.[b]	119,642	7,526,678
Inland Real Estate Corp.	497,338	5,246,916
LaSalle Hotel Properties[b]	437,118	13,686,165
Lexington Realty Trust[b]	567,087	6,186,919
LTC Properties Inc.[b]	113,777	4,281,429
Medical Properties Trust Inc.[b]	980,822	12,544,713
Parkway Properties Inc.[b]	248,687	4,538,538
Post Properties Inc.	168,209	8,259,062
PS Business Parks Inc.	88,333	7,386,405
Sabra Healthcare REIT Inc.	334,822	9,338,186
Saul Centers Inc.	53,332	2,525,804
Sovran Self Storage Inc.	120,312	8,836,916
Tanger Factory Outlet Centers Inc.	409,378	14,328,230
Universal Health Realty Income Trust	61,219	2,585,891
Urstadt Biddle Properties Inc. Class Ab	75,167	1,552,950

		136,474,399
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Forestar Group Inc.[a]	300,334	5,345,945

		5,345,945
ROAD & RAIL — 0.88%
Arkansas Best Corp.	106,688	3,942,122
Heartland Express Inc.	210,700	4,780,783
Knight Transportation Inc.	208,115	4,813,700
Roadrunner Transportation Systems Inc.[a,b]	140,748	3,552,479
Saia Inc.[a]	210,542	8,044,810

		25,133,894

23

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.46%
Advanced Energy Industries Inc.[a,b]	324,571	$7,951,990
ATMI Inc.[a]	119,584	4,067,052
Cabot Microelectronics Corp.[a]	86,188	3,792,272
CEVA Inc.[a]	62,328	1,094,480
Cirrus Logic Inc.[a,b]	219,366	4,358,802
DSP Group Inc.[a]	85,532	738,996
Entropic Communications Inc.[a,b]	278,710	1,139,924
Exar Corp.[a,b]	212,469	2,539,005
GT Advanced Technologies Inc.[a,b]	651,763	11,112,559
Hittite Microwave Corp.	113,409	7,149,303
Kopin Corp.[a]	179,489	678,468
Microsemi Corp.[a]	488,851	12,235,941
Monolithic Power Systems Inc.[a]	160,486	6,222,042
Nanometrics Inc.[a]	71,898	1,292,007
Power Integrations Inc.	158,723	10,440,799
Synaptics Inc.[a,b]	305,332	18,326,027
Tessera Technologies Inc.	168,253	3,975,818
Ultratech Inc.[a,b]	81,201	2,370,257

		99,485,742
SOFTWARE — 4.21%
Blackbaud Inc.	396,639	12,414,801
Bottomline Technologies Inc.[a]	157,055	5,520,483
EPIQ Systems Inc.	186,820	2,546,357
Interactive Intelligence Group Inc.[a,b]	135,680	9,836,800
Manhattan Associates Inc.[a]	656,494	22,996,985
MicroStrategy Inc. Class Aa	77,758	8,972,496
Monotype Imaging Holdings Inc.	335,590	10,114,683
NetScout Systems Inc.[a]	153,768	5,778,601
Progress Software Corp.[a,b]	194,411	4,238,160
Synchronoss Technologies Inc.[a,b]	262,295	8,994,095
Take-Two Interactive Software Inc.[a]	288,327	6,323,011
Tangoe Inc.[a,b]	120,101	2,232,677
Tyler Technologies Inc.[a]	248,763	20,816,488

		120,785,637
SPECIALTY RETAIL — 3.51%
Buckle Inc. (The)[b]	96,460	4,417,868
Francesca’s Holdings Corp.[a,b]	361,361	6,555,088
Haverty Furniture Companies Inc.	82,769	2,458,239
Hibbett Sports Inc.[a,b]	115,176	6,090,507
Jos. A. Bank Clothiers Inc.[a]	82,310	5,292,533
Kirkland’s Inc.[a]	129,492	2,394,307
Lithia Motors Inc. Class A	193,395	12,853,032
Lumber Liquidators Holdings Inc.[a,b]	235,952	22,132,298
MarineMax Inc.[a]	211,519	3,212,974
Men’s Wearhouse Inc. (The)	190,039	9,308,110
Monro Muffler Brake Inc.	161,886	9,208,076
Outerwall Inc.[a,b]	114,116	8,273,410
Select Comfort Corp.[a,b]	163,940	2,964,035
Zale Corp.[a,b]	147,169	3,077,304
Zumiez Inc.[a]	110,326	2,674,302

		100,912,083

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 2.71%
G-III Apparel Group Ltd.[a,b]	76,755	$5,494,123
Iconix Brand Group Inc.[a,b]	416,606	16,360,118
Movado Group Inc.	155,151	7,067,128
Oxford Industries Inc.	78,270	6,120,714
Steven Madden Ltd.[a]	499,117	17,958,230
Wolverine World Wide Inc.	865,721	24,716,334

		77,716,647
THRIFTS & MORTGAGE FINANCE — 0.63%
Bank Mutual Corp.	231,503	1,467,729
BofI Holding Inc.[a,b]	105,618	9,056,743
Oritani Financial Corp.	338,132	5,345,867
TrustCo Bank Corp. NY	299,870	2,111,085

		17,981,424
TRADING COMPANIES & DISTRIBUTORS — 0.30%
DXP Enterprises Inc.[a]	90,983	8,637,016

		8,637,016
WATER UTILITIES — 0.15%
American States Water Co.	136,665	4,412,913

		4,412,913
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
NTELOS Holdings Corp.	49,850	672,975

		672,975

TOTAL COMMON STOCKS
(Cost: $2,379,637,419)		2,867,578,656

SHORT-TERM INVESTMENTS — 13.87%

MONEY MARKET FUNDS — 13.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	376,383,556	376,383,556
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	19,609,805	19,609,805
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,223,749	2,223,749

		398,217,110

24

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2014

Security	Shares	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $398,217,110)		$398,217,110

TOTAL INVESTMENTS IN SECURITIES — 113.75%
(Cost: $2,777,854,529)		3,265,795,766
Other Assets, Less Liabilities — (13.75)%		(394,658,938)

NET ASSETS — 100.00%		$2,871,136,828

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

25

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.06%
AAR Corp.	356,928	$9,262,282
AeroVironment Inc.[a]	108,813	4,379,723
American Science and Engineering Inc.	46,623	3,131,667
Cubic Corp.	188,732	9,638,543
Curtiss-Wright Corp.	431,664	27,427,930
Engility Holdings Inc.[a,b]	154,384	6,954,999
Moog Inc. Class Aa	159,924	10,476,621
National Presto Industries Inc.	44,222	3,451,085
Orbital Sciences Corp.[a]	300,014	8,370,391
Teledyne Technologies Inc.[a]	152,320	14,825,306

		97,918,547
AIR FREIGHT & LOGISTICS — 0.85%
Atlas Air Worldwide Holdings Inc.[a,b]	226,050	7,972,784
Forward Air Corp.	142,620	6,576,208
Hub Group Inc. Class Aa,b	313,488	12,536,385

		27,085,377
AIRLINES — 0.19%
SkyWest Inc.	465,787	5,943,442

		5,943,442
AUTO COMPONENTS — 0.29%
Spartan Motors Inc.	307,244	1,579,234
Standard Motor Products Inc.	91,704	3,280,252
Superior Industries International Inc.	211,013	4,323,657

		9,183,143
BIOTECHNOLOGY — 0.22%
ArQule Inc.[a]	229,650	470,783
Emergent BioSolutions Inc.[a,b]	160,783	4,062,986
Momenta Pharmaceuticals Inc.[a]	224,235	2,612,338

		7,146,107
BUILDING PRODUCTS — 1.14%
American Woodmark Corp.[a]	52,185	1,756,547
Gibraltar Industries Inc.[a,b]	259,677	4,900,105
Griffon Corp.	396,294	4,731,750
Quanex Building Products Corp.	335,239	6,932,743
Simpson Manufacturing Co. Inc.	231,990	8,196,207
Universal Forest Products Inc.	179,544	9,935,965

		36,453,317
CAPITAL MARKETS — 0.97%
Calamos Asset Management Inc. Class A	171,833	2,221,801
FXCM Inc. Class A	340,336	5,026,763
Investment Technology Group Inc.[a]	127,348	2,572,430
Piper Jaffray Companies Inc.[a]	145,363	6,657,625
Stifel Financial Corp.[a,b]	250,745	12,477,071

Security	Shares	Value

SWS Group Inc.[a]	261,452	$1,955,661

		30,911,351
CHEMICALS — 3.12%
A. Schulman Inc.	263,445	9,552,516
Calgon Carbon Corp.[a,b]	224,756	4,906,423
FutureFuel Corp.	81,884	1,662,245
Hawkins Inc.	85,275	3,133,004
Innophos Holdings Inc.	200,875	11,389,613
Koppers Holdings Inc.	185,470	7,646,928
Kraton Performance Polymers Inc.[a]	293,186	7,663,882
LSB Industries Inc.[a,b]	172,677	6,461,573
OM Group Inc.	288,292	9,577,060
PolyOne Corp.	367,314	13,465,731
Quaker Chemical Corp.	55,920	4,408,174
Stepan Co.	171,443	11,068,360
Tredegar Corp.	227,465	5,233,970
Zep Inc.	206,032	3,646,766

		99,816,245
COMMERCIAL BANKS — 6.18%
Banner Corp.	176,690	7,281,395
Cardinal Financial Corp.	166,134	2,962,169
City Holding Co.	76,225	3,419,454
Columbia Banking System Inc.	145,054	4,136,940
Community Bank System Inc.	201,706	7,870,568
CVB Financial Corp.	434,805	6,913,400
F.N.B. Corp.	1,490,881	19,977,805
First Bancorp (Puerto Rico)[a,b]	610,217	3,319,581
First Commonwealth Financial Corp.	388,204	3,509,364
First Financial Bancorp	519,719	9,344,548
Hanmi Financial Corp.[b]	287,743	6,704,412
Independent Bank Corp. (Massachusetts)	213,810	8,417,700
National Penn Bancshares Inc.	595,832	6,226,444
NBT Bancorp Inc.	396,281	9,693,033
Old National Bancorp	408,174	6,085,874
S&T Bancorp Inc.	269,279	6,381,912
Simmons First National Corp. Class A	147,192	5,485,846
Sterling Bancorp	712,643	9,022,060
Susquehanna Bancshares Inc.	1,687,084	19,215,887
Taylor Capital Group Inc.[a,b]	53,556	1,281,060
Tompkins Financial Corp.	107,321	5,254,436
UMB Financial Corp.	172,782	11,178,995
United Bankshares Inc.	270,100	8,270,462
ViewPoint Financial Group	192,797	5,562,194
Wintrust Financial Corp.	415,770	20,231,368

		197,746,907
COMMERCIAL SERVICES & SUPPLIES — 2.47%
ABM Industries Inc.	465,871	13,389,132
G&K Services Inc. Class A	89,776	5,491,598
Healthcare Services Group Inc.	278,845	8,103,236
Interface Inc.	313,288	6,438,068
Tetra Tech Inc.[a]	583,813	17,275,027
UniFirst Corp.	83,647	9,196,151
United Stationers Inc.	356,950	14,659,936
Viad Corp.	183,340	4,407,494

		78,960,642

26

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.59%
ARRIS Group Inc.[a]	350,576	$9,879,232
Bel Fuse Inc. Class B	89,745	1,965,415
Black Box Corp.	143,055	3,481,959
Comtech Telecommunications Corp.	139,795	4,453,869
Digi International Inc.[a]	232,598	2,360,870
Ixia[a]	244,211	3,052,637
NETGEAR Inc.[a,b]	328,995	11,097,001
Oplink Communications Inc.[a,b]	162,430	2,917,243
PCTEL Inc.	78,986	689,548
Procera Networks Inc.[a,b]	108,419	1,126,473
ViaSat Inc.[a,b]	141,021	9,736,090

		50,760,337
COMPUTERS & PERIPHERALS — 0.52%
Intevac Inc.[a]	144,863	1,405,171
QLogic Corp.[a]	782,578	9,977,869
Super Micro Computer Inc.[a,b]	298,664	5,187,794

		16,570,834
CONSTRUCTION & ENGINEERING — 1.32%
Aegion Corp.[a,b]	343,490	8,693,732
Comfort Systems USA Inc.	148,456	2,262,470
EMCOR Group Inc.	601,527	28,145,448
Orion Marine Group Inc.[a]	246,106	3,093,552

		42,195,202
CONSTRUCTION MATERIALS — 0.44%
Headwaters Inc.[a,b]	317,031	4,187,980
Texas Industries Inc.[a,b]	108,831	9,753,434

		13,941,414
CONSUMER FINANCE — 0.63%
Cash America International Inc.	253,536	9,816,914
EZCORP Inc. Class A NVS[a,b]	493,222	5,321,865
Green Dot Corp. Class Aa,b	103,335	2,018,132
World Acceptance Corp.[a,b]	39,721	2,982,253

		20,139,164
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	134,832	2,685,853

		2,685,853
DISTRIBUTORS — 0.43%
Pool Corp.	186,834	11,456,661
VOXX International Corp.[a,b]	177,599	2,429,554

		13,886,215
DIVERSIFIED CONSUMER SERVICES — 0.58%
Career Education Corp.[a,b]	522,071	3,894,650
ITT Educational Services Inc.[a,b]	75,462	2,164,250
Regis Corp.	395,868	5,423,392
Strayer Education Inc.[a]	97,676	4,535,097
Universal Technical Institute Inc.	191,451	2,479,290

		18,496,679

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.29%
Interactive Brokers Group Inc. Class A	434,697	$9,419,884

		9,419,884
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
Atlantic Tele-Network Inc.	88,867	5,858,113
Cbeyond Inc.[a]	252,719	1,832,213
Cincinnati Bell Inc.[a]	1,876,740	6,493,520
General Communication Inc. Class Aa	128,467	1,465,808

		15,649,654
ELECTRIC UTILITIES — 2.25%
ALLETE Inc.	342,052	17,930,366
El Paso Electric Co.	363,566	12,990,213
UIL Holdings Corp.	508,260	18,709,051
UNS Energy Corp.	374,479	22,479,974

		72,109,604
ELECTRICAL EQUIPMENT — 0.60%
Brady Corp. Class A	280,470	7,614,761
Encore Wire Corp.	53,871	2,613,282
Franklin Electric Co. Inc.	130,495	5,548,647
Powell Industries Inc.	40,801	2,643,905
Vicor Corp.[a]	82,762	844,172

		19,264,767
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.24%
Agilysys Inc.[a]	53,139	712,063
Anixter International Inc.	240,001	24,364,902
Badger Meter Inc.	68,777	3,789,613
Benchmark Electronics Inc.[a]	483,774	10,957,481
Checkpoint Systems Inc.[a]	373,703	5,015,094
Coherent Inc.[a]	97,728	6,386,525
CTS Corp.	121,280	2,532,326
DTS Inc.[a,b]	76,603	1,513,675
Electro Scientific Industries Inc.	159,476	1,570,839
II-VI Inc.[a,b]	490,875	7,574,201
Insight Enterprises Inc.[a]	375,138	9,419,715
Littelfuse Inc.	96,837	9,067,817
Mercury Systems Inc.[a]	300,600	3,970,926
Newport Corp.[a]	201,396	4,164,869
OSI Systems Inc.[a,b]	93,466	5,594,875
Park Electrochemical Corp.	186,709	5,576,998
Plexus Corp.[a]	304,563	12,203,839
Rofin-Sinar Technologies Inc.[a,b]	252,102	6,040,364
Rogers Corp.[a]	81,508	5,087,729
Sanmina Corp.[a]	746,296	13,022,865
ScanSource Inc.[a]	256,226	10,446,334
SYNNEX Corp.[a,b]	237,467	14,392,875
TTM Technologies Inc.[a,b]	492,338	4,160,256

		167,566,181
ENERGY EQUIPMENT & SERVICES — 2.78%
Basic Energy Services Inc.[a,b]	113,241	3,103,936
Bristow Group Inc.	186,307	14,069,904
Exterran Holdings Inc.[b]	527,752	23,157,758
Gulf Island Fabrication Inc.	112,967	2,441,217
Hornbeck Offshore Services Inc.[a,b]	292,427	12,226,373

27

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value

ION Geophysical Corp.[a,b]	688,785	$2,899,785
Pioneer Energy Services Corp.[a]	563,547	7,297,934
SEACOR Holdings Inc.[a,b]	170,116	14,701,425
TETRA Technologies Inc.[a,b]	710,177	9,090,265

		88,988,597
FOOD & STAPLES RETAILING — 0.78%
Andersons Inc. (The)	104,138	6,169,135
Casey’s General Stores Inc.	163,317	11,038,596
Spartan Stores Inc.	339,056	7,869,490

		25,077,221
FOOD PRODUCTS — 2.97%
Annie’s Inc.[a,b]	85,439	3,433,793
B&G Foods Inc. Class A	242,835	7,311,762
Cal-Maine Foods Inc.	135,034	8,477,434
Calavo Growers Inc.	70,143	2,495,688
Darling International Inc.[a,b]	516,884	10,348,018
Diamond Foods Inc.[a]	102,676	3,586,473
J&J Snack Foods Corp.	72,565	6,964,063
Sanderson Farms Inc.	182,745	14,343,655
Seneca Foods Corp. Class Aa	63,818	2,008,991
Snyders-Lance Inc.	441,610	12,448,986
TreeHouse Foods Inc.[a,b]	328,173	23,625,174

		95,044,037
GAS UTILITIES — 3.32%
Laclede Group Inc. (The)	274,721	12,953,095
New Jersey Resources Corp.	379,322	18,890,236
Northwest Natural Gas Co.	243,977	10,737,428
Piedmont Natural Gas Co.	700,539	24,792,075
South Jersey Industries Inc.	294,294	16,506,950
Southwest Gas Corp.	418,222	22,353,966

		106,233,750
HEALTH CARE EQUIPMENT & SUPPLIES — 2.02%
Abaxis Inc.[a]	100,151	3,893,871
Analogic Corp.	58,948	4,840,220
CONMED Corp.	245,571	10,670,060
Cynosure Inc. Class Aa	61,807	1,810,945
Greatbatch Inc.[a]	90,842	4,171,465
Haemonetics Corp.[a,b]	270,453	8,814,063
ICU Medical Inc.[a,b]	120,717	7,228,534
Integra LifeSciences Holdings Corp.[a]	125,257	5,760,570
Invacare Corp.	260,183	4,961,690
Meridian Bioscience Inc.[b]	175,184	3,817,259
Merit Medical Systems Inc.[a,b]	366,365	5,239,020
Symmetry Medical Inc.[a]	336,440	3,384,586

		64,592,283
HEALTH CARE PROVIDERS & SERVICES — 4.10%
Almost Family Inc.[a]	75,736	1,749,502
Amedisys Inc.[a,b]	292,771	4,359,360
AMN Healthcare Services Inc.[a]	416,699	5,725,444
AmSurg Corp.[a]	90,410	4,256,503
Bio-Reference Laboratories Inc.[a,b]	126,759	3,508,689
Centene Corp.[a,b]	517,639	32,223,028
Chemed Corp.[b]	159,268	14,246,523
Cross Country Healthcare Inc.[a]	243,379	1,964,068

Security	Shares	Value

Ensign Group Inc. (The)	60,228	$2,628,350
Gentiva Health Services Inc.[a]	159,849	1,457,823
Hanger Inc.[a,b]	179,135	6,033,267
Healthways Inc.[a,b]	316,760	5,429,266
Kindred Healthcare Inc.	488,384	11,437,953
Landauer Inc.	46,499	2,107,800
LHC Group Inc.[a,b]	109,307	2,411,312
Magellan Health Services Inc.[a]	246,996	14,659,213
Molina Healthcare Inc.[a,b]	256,233	9,624,111
PharMerica Corp.[a,b]	267,122	7,474,074

		131,296,286
HEALTH CARE TECHNOLOGY — 0.18%
Computer Programs and Systems Inc.	42,342	2,735,293
Quality Systems Inc.	188,417	3,180,479

		5,915,772
HOTELS, RESTAURANTS & LEISURE — 2.21%
Biglari Holdings Inc.[a]	13,161	6,415,856
BJ’s Restaurants Inc.[a,b]	224,286	7,336,395
Boyd Gaming Corp.[a,b]	344,249	4,544,087
Cracker Barrel Old Country Store Inc.	101,130	9,833,881
DineEquity Inc.	89,458	6,983,986
Interval Leisure Group Inc.	162,113	4,237,634
Jack in the Box Inc.[a]	177,761	10,477,233
Marcus Corp. (The)	166,853	2,786,445
Marriott Vacations Worldwide Corp.[a]	269,390	15,061,595
Ruby Tuesday Inc.[a,b]	519,265	2,913,077

		70,590,189
HOUSEHOLD DURABLES — 1.70%
Blyth Inc.[b]	77,532	831,918
Ethan Allen Interiors Inc.	236,162	6,010,323
Helen of Troy Ltd.[a,b]	94,436	6,537,804
iRobot Corp.[a,b]	112,003	4,597,723
M/I Homes Inc.[a,b]	220,336	4,939,933
Meritage Homes Corp.[a]	330,144	13,826,431
Ryland Group Inc. (The)	159,391	6,364,483
Standard-Pacific Corp.[a,b]	1,355,549	11,264,612

		54,373,227
HOUSEHOLD PRODUCTS — 0.10%
Central Garden & Pet Co. Class Aa,b	378,248	3,128,111

		3,128,111
INSURANCE — 2.86%
Amerisafe Inc.	51,908	2,279,280
Horace Mann Educators Corp.	366,294	10,622,526
Infinity Property and Casualty Corp.	103,961	7,030,883
Meadowbrook Insurance Group Inc.	417,513	2,434,101
Navigators Group Inc. (The)[a]	95,487	5,861,947
ProAssurance Corp.	543,982	24,223,519
RLI Corp.	152,551	6,748,856
Safety Insurance Group Inc.	115,914	6,241,969
Selective Insurance Group Inc.	504,529	11,765,616
Stewart Information Services Corp.	188,293	6,614,733
Tower Group International Ltd.[b]	358,592	968,198
United Fire Group Inc.	195,694	5,939,313

28

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value

Universal Insurance Holdings Inc.	65,136	$827,227

		91,558,168
INTERNET & CATALOG RETAIL — 0.33%
Blue Nile Inc.[a,b]	49,549	1,724,305
FTD Companies Inc.[a,b]	170,082	5,410,309
NutriSystem Inc.	119,532	1,801,347
PetMed Express Inc.	111,566	1,496,100

		10,432,061
INTERNET SOFTWARE & SERVICES — 0.64%
Dice Holdings Inc.[a,b]	136,042	1,014,873
Digital River Inc.[a]	148,329	2,585,374
Liquidity Services Inc.[a,b]	235,087	6,124,016
LivePerson Inc.[a,b]	244,739	2,954,000
Monster Worldwide Inc.[a,b]	871,956	6,522,231
QuinStreet Inc.[a,b]	172,682	1,146,609

		20,347,103
IT SERVICES — 1.29%
CACI International Inc. Class Aa,b	210,530	15,537,114
CIBER Inc.[a]	604,279	2,767,598
CSG Systems International Inc.	115,727	3,013,531
ExlService Holdings Inc.[a,b]	150,896	4,664,195
Forrester Research Inc.	51,198	1,835,448
Heartland Payment Systems Inc.	153,051	6,343,964
Higher One Holdings Inc.[a]	187,930	1,358,734
Sykes Enterprises Inc.[a]	169,074	3,359,501
TeleTech Holdings Inc.[a]	95,278	2,335,264

		41,215,349
LEISURE EQUIPMENT & PRODUCTS — 0.26%
Callaway Golf Co.	695,245	7,105,404
JAKKS Pacific Inc.[b]	156,643	1,130,962

		8,236,366
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Affymetrix Inc.[a,b]	337,634	2,407,330
Luminex Corp.[a,b]	164,923	2,986,756
PAREXEL International Corp.[a,b]	213,777	11,563,198

		16,957,284
MACHINERY — 3.98%
Actuant Corp. Class A	419,729	14,333,745
Albany International Corp. Class A	151,550	5,386,087
Astec Industries Inc.	169,729	7,452,801
Barnes Group Inc.	178,209	6,855,700
Briggs & Stratton Corp.	424,779	9,451,333
EnPro Industries Inc.[a,b]	118,224	8,591,338
ESCO Technologies Inc.	239,182	8,416,815
John Bean Technologies Corp.	102,880	3,178,992
Lindsay Corp.[b]	61,518	5,424,657
Lydall Inc.[a]	70,048	1,601,998
Mueller Industries Inc.	507,966	15,233,900
Standex International Corp.	114,442	6,131,803
Tennant Co.	60,539	3,972,569
Titan International Inc.	484,391	9,198,585
Toro Co. (The)	208,459	13,172,524

Security	Shares	Value

Watts Water Technologies Inc. Class A	152,129	$8,928,451

		127,331,298
MARINE — 0.30%
Matson Inc.	385,922	9,528,414

		9,528,414
MEDIA — 0.81%
Harte-Hanks Inc.	399,944	3,535,505
Live Nation Entertainment Inc.[a]	563,016	12,245,598
Scholastic Corp.	232,903	8,030,495
Sizmek Inc.[a,b]	210,403	2,236,584

		26,048,182
METALS & MINING — 2.43%
A.M. Castle & Co.[a,b]	153,422	2,253,769
AK Steel Holding Corp.[a,b]	798,821	5,767,488
AMCOL International Corp.	225,814	10,337,765
Century Aluminum Co.[a,b]	464,282	6,133,165
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Globe Specialty Metals Inc.	313,287	6,522,635
Haynes International Inc.	110,434	5,963,436
Kaiser Aluminum Corp.	162,527	11,607,678
Materion Corp.	185,563	6,296,153
Olympic Steel Inc.	82,248	2,360,518
RTI International Metals Inc.[a,b]	104,795	2,911,205
Stillwater Mining Co.[a,b]	677,458	10,033,153
SunCoke Energy Inc.[a]	330,423	7,546,861

		77,735,600
MULTI-UTILITIES — 1.03%
Avista Corp.	541,390	16,593,603
NorthWestern Corp.	347,502	16,482,020

		33,075,623
MULTILINE RETAIL — 0.26%
Fred’s Inc. Class A	307,435	5,536,905
Tuesday Morning Corp.[a,b]	190,788	2,699,650

		8,236,555
OIL, GAS & CONSUMABLE FUELS — 2.27%
Approach Resources Inc.[a,b]	316,615	6,620,420
Arch Coal Inc.[b]	1,916,638	9,238,195
Cloud Peak Energy Inc.[a]	547,950	11,583,663
Comstock Resources Inc.	400,759	9,157,343
Contango Oil & Gas Co.[a]	139,265	6,648,511
Forest Oil Corp.[a]	649,509	1,240,562
Green Plains Renewable Energy Inc.	239,332	7,170,387
PDC Energy Inc.[a,b]	170,547	10,618,256
Penn Virginia Corp.[a]	234,350	4,098,782
PetroQuest Energy Inc.[a,b]	355,833	2,028,248
Swift Energy Co.[a,b]	390,524	4,202,038

		72,606,405
PAPER & FOREST PRODUCTS — 1.71%
Boise Cascade Co.[a,b]	284,954	8,161,082
Clearwater Paper Corp.[a,b]	188,746	11,828,712

29

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value

Deltic Timber Corp.	58,426	$3,811,128
Neenah Paper Inc.	147,187	7,612,512
P.H. Glatfelter Co.	389,009	10,588,825
Schweitzer-Mauduit International Inc.	162,533	6,922,280
Wausau Paper Corp.	444,974	5,664,519

		54,589,058
PERSONAL PRODUCTS — 0.10%
Medifast Inc.[a,b]	108,190	3,147,247

		3,147,247
PHARMACEUTICALS — 0.55%
Hi-Tech Pharmacal Co. Inc.[a]	47,587	2,061,945
Impax Laboratories Inc.[a]	583,910	15,426,902

		17,488,847
PROFESSIONAL SERVICES — 1.62%
CDI Corp.	130,502	2,238,109
Exponent Inc.	46,146	3,463,719
Heidrick & Struggles International Inc.	145,062	2,911,394
Insperity Inc.	206,189	6,387,735
Kelly Services Inc. Class A	247,053	5,862,568
Korn/Ferry International[a]	445,642	13,266,762
Navigant Consulting Inc.[a]	183,119	3,417,001
Resources Connection Inc.	355,130	5,003,782
TrueBlue Inc.[a]	129,765	3,796,924
WageWorks Inc.[a]	99,566	5,586,648

		51,934,642
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.12%
Acadia Realty Trust	333,622	8,800,948
Agree Realty Corp.[b]	136,541	4,152,212
American Assets Trust Inc.	128,893	4,348,850
Associated Estates Realty Corp.	350,162	5,931,744
Capstead Mortgage Corp.[b]	771,929	9,772,621
Cedar Realty Trust Inc.	623,075	3,806,988
Cousins Properties Inc.	1,658,883	19,027,388
DiamondRock Hospitality Co.	882,325	10,367,319
EastGroup Properties Inc.[b]	153,611	9,663,668
EPR Properties[b]	475,870	25,406,699
Franklin Street Properties Corp.	787,512	9,922,651
GEO Group Inc. (The)	645,703	20,817,465
Getty Realty Corp.[b]	242,588	4,582,487
Government Properties Income Trust[b]	470,772	11,863,454
Healthcare Realty Trust Inc.[b]	863,736	20,859,225
Inland Real Estate Corp.[b]	239,991	2,531,905
Kite Realty Group Trust[b]	1,185,732	7,114,392
LaSalle Hotel Properties[b]	477,735	14,957,883
Lexington Realty Trust[b]	891,602	9,727,378
LTC Properties Inc.	195,423	7,353,768
Medical Properties Trust Inc.[b]	503,453	6,439,164
Parkway Properties Inc.	389,859	7,114,927
Pennsylvania Real Estate Investment Trust	617,459	11,145,135
Post Properties Inc.[b]	313,224	15,379,298
PS Business Parks Inc.	89,349	7,471,363
Saul Centers Inc.	59,324	2,809,585
Sovran Self Storage Inc.	167,261	12,285,321
Tanger Factory Outlet Centers Inc.	429,931	15,047,585
Universal Health Realty Income Trust[b]	22,000	929,280

Security	Shares	Value

Urstadt Biddle Properties Inc. Class A	103,593	$2,140,231

		291,770,934
ROAD & RAIL — 0.59%
Arkansas Best Corp.	106,945	3,951,618
Heartland Express Inc.	229,169	5,199,844
Knight Transportation Inc.	324,307	7,501,221
Roadrunner Transportation Systems Inc.[a,b]	81,979	2,069,150

		18,721,833
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.40%
ATMI Inc.[a]	172,567	5,869,004
Brooks Automation Inc.	604,395	6,606,037
Cabot Microelectronics Corp.[a]	129,601	5,702,444
CEVA Inc.[a]	133,233	2,339,571
Cirrus Logic Inc.[a,b]	333,546	6,627,559
Cohu Inc.	213,980	2,298,145
Diodes Inc.[a,b]	328,023	8,567,961
DSP Group Inc.[a]	113,707	982,428
Entropic Communications Inc.[a,b]	536,023	2,192,334
Exar Corp.[a,b]	206,186	2,463,923
GT Advanced Technologies Inc.[a,b]	535,259	9,126,166
Hittite Microwave Corp.	164,537	10,372,413
Kopin Corp.[a,b]	376,072	1,421,552
Kulicke and Soffa Industries Inc.[a,b]	685,660	8,646,173
Micrel Inc.	411,724	4,561,902
Microsemi Corp.[a]	338,867	8,481,841
MKS Instruments Inc.	481,054	14,378,704
Monolithic Power Systems Inc.[a]	148,725	5,766,068
Nanometrics Inc.[a,b]	126,335	2,270,240
Pericom Semiconductor Corp.[a]	192,124	1,504,331
Power Integrations Inc.	106,060	6,976,627
Rubicon Technology Inc.[a]	201,821	2,278,559
Rudolph Technologies Inc.[a,b]	297,375	3,393,049
Sigma Designs Inc.[a]	282,602	1,345,186
Supertex Inc.[a]	92,486	3,050,188
Tessera Technologies Inc.	256,059	6,050,674
TriQuint Semiconductor Inc.[a]	1,471,988	19,709,919
Ultratech Inc.[a,b]	165,677	4,836,112
Veeco Instruments Inc.[a,b]	358,157	15,017,523

		172,836,633
SOFTWARE — 1.29%
Bottomline Technologies Inc.[a,b]	170,819	6,004,288
Ebix Inc.[b]	287,893	4,914,333
EPIQ Systems Inc.	82,438	1,123,630
NetScout Systems Inc.[a]	173,988	6,538,469
Progress Software Corp.[a]	260,436	5,677,505
Take-Two Interactive Software Inc.[a,b]	535,649	11,746,783
Tangoe Inc.[a,b]	181,521	3,374,475
Vasco Data Security International Inc.[a]	269,424	2,031,457

		41,410,940
SPECIALTY RETAIL — 5.50%
Aeropostale Inc.[a,b]	713,214	3,580,334
Barnes & Noble Inc.[a,b]	336,255	7,027,729
Big 5 Sporting Goods Corp.	160,493	2,575,913
Brown Shoe Co. Inc.	370,138	9,823,463
Buckle Inc. (The)[b]	152,529	6,985,828
Cato Corp. (The) Class A	242,313	6,552,144

30

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2014

Security	Shares	Value

Children’s Place Retail Stores Inc. (The)	200,332	$9,978,537
Christopher & Banks Corp.[a,b]	329,420	2,177,466
Finish Line Inc. (The) Class A	442,044	11,974,972
Genesco Inc.[a,b]	214,607	16,003,244
Group 1 Automotive Inc.	190,186	12,487,613
Haverty Furniture Companies Inc.	93,760	2,784,672
Hibbett Sports Inc.[a,b]	111,741	5,908,864
Jos. A. Bank Clothiers Inc.[a]	163,084	10,486,301
Men’s Wearhouse Inc. (The)	207,634	10,169,913
Monro Muffler Brake Inc.	99,510	5,660,129
Outerwall Inc.[a,b]	61,741	4,476,222
Pep Boys - Manny, Moe & Jack (The)[a]	475,443	6,047,635
Select Comfort Corp.[a,b]	323,614	5,850,941
Sonic Automotive Inc. Class A	309,069	6,947,871
Stage Stores Inc.	282,819	6,914,925
Stein Mart Inc.	252,472	3,537,133
Vitamin Shoppe Inc.[a,b]	274,151	13,027,655
Zale Corp.[a,b]	138,935	2,905,131
Zumiez Inc.[a,b]	83,462	2,023,119

		175,907,754
TEXTILES, APPAREL & LUXURY GOODS — 1.39%
Crocs Inc.[a]	796,109	12,419,300
G-III Apparel Group Ltd.[a,b]	69,138	4,948,898
Oxford Industries Inc.	48,202	3,769,396
Perry Ellis International Inc.[a]	111,479	1,531,722
Quiksilver Inc.[a,b]	1,164,145	8,742,729
SKECHERS U.S.A. Inc. Class Aa,b	356,501	13,026,547

		44,438,592
THRIFTS & MORTGAGE FINANCE — 1.15%
Bank Mutual Corp.	155,200	983,968
Brookline Bancorp Inc.	639,359	6,022,762
Dime Community Bancshares Inc.	267,608	4,543,984
Northwest Bancshares Inc.	851,326	12,429,360
Provident Financial Services Inc.	485,339	8,915,677
TrustCo Bank Corp. NY	544,637	3,834,244

		36,729,995
TOBACCO — 0.07%
Alliance One International Inc.[a]	741,795	2,166,041

		2,166,041
TRADING COMPANIES & DISTRIBUTORS — 0.88%
Applied Industrial Technologies Inc.	377,727	18,221,550
Kaman Corp.	242,597	9,868,846

		28,090,396
WATER UTILITIES — 0.21%
American States Water Co.	204,527	6,604,177

		6,604,177
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
NTELOS Holdings Corp.[b]	90,126	1,216,701

Security	Shares	Value

USA Mobility Inc.	195,723	$3,556,287

		4,772,988

TOTAL COMMON STOCKS (Cost: $2,725,534,941)		3,193,008,824

SHORT-TERM INVESTMENTS — 13.78%

MONEY MARKET FUNDS — 13.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	416,497,049	416,497,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	21,699,741	21,699,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,534,847	2,534,847

		440,731,637

TOTAL SHORT-TERM INVESTMENTS (Cost: $440,731,637)		440,731,637

TOTAL INVESTMENTS IN SECURITIES — 113.61% (Cost: $3,166,266,578)		3,633,740,461
Other Assets, Less Liabilities — (13.61)%		(435,409,736)

NET ASSETS — 100.00%		$3,198,330,725

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

31

Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.77%
Boeing Co. (The)	2,221,764	$278,809,164
General Dynamics Corp.	1,056,245	115,046,205
Honeywell International Inc.	2,547,308	236,288,290
L-3 Communications Holdings Inc.	278,867	32,948,136
Lockheed Martin Corp.	877,130	143,182,701
Northrop Grumman Corp.	704,099	86,871,735
Precision Castparts Corp.	471,814	119,255,707
Raytheon Co.	1,021,718	100,935,521
Rockwell Collins Inc.	439,180	34,989,471
Textron Inc.	917,769	36,059,144
United Technologies Corp.	2,735,314	319,594,088

		1,503,980,162
AIR FREIGHT & LOGISTICS — 0.73%
C.H. Robinson Worldwide Inc.	481,965	25,250,146
Expeditors International of Washington Inc.	658,046	26,078,363
FedEx Corp.	902,385	119,620,156
United Parcel Service Inc. Class B	2,308,522	224,803,872

		395,752,537
AIRLINES — 0.27%
Delta Air Lines Inc.	2,759,255	95,608,186
Southwest Airlines Co.	2,280,551	53,843,809

		149,451,995
AUTO COMPONENTS — 0.42%
BorgWarner Inc.	740,516	45,519,519
Delphi Automotive PLC	905,813	61,468,470
Goodyear Tire & Rubber Co. (The)	804,918	21,032,507
Johnson Controls Inc.	2,157,146	102,076,149

		230,096,645
AUTOMOBILES — 0.72%
Ford Motor Co.	12,811,749	199,863,284
General Motors Co.	4,234,933	145,766,394
Harley-Davidson Inc.	714,893	47,619,023

		393,248,701
BEVERAGES — 2.13%
Beam Inc.	537,491	44,773,000
Brown-Forman Corp. Class B NVS	526,580	47,228,960
Coca-Cola Co. (The)	12,308,961	475,864,432
Coca-Cola Enterprises Inc.	772,107	36,875,830
Constellation Brands Inc. Class Aa	543,345	46,168,025
Dr Pepper Snapple Group Inc.	640,888	34,902,761
Molson Coors Brewing Co. Class B NVS	514,426	30,279,114
Monster Beverage Corp.[a]	439,128	30,497,440
PepsiCo Inc.	4,945,823	412,976,221

		1,159,565,783

Security	Shares	Value

BIOTECHNOLOGY — 2.40%
Alexion Pharmaceuticals Inc.[a,b]	642,663	$97,768,322
Amgen Inc.	2,452,653	302,510,221
Biogen Idec Inc.[a]	767,941	234,890,114
Celgene Corp.[a]	1,318,964	184,127,374
Gilead Sciences Inc.[a,b]	4,997,123	354,096,136
Regeneron Pharmaceuticals Inc.[a]	255,807	76,813,726
Vertex Pharmaceuticals Inc.[a,b]	765,973	54,169,611

		1,304,375,504
BUILDING PRODUCTS — 0.08%
Allegion PLC	290,644	15,162,898
Masco Corp.	1,157,248	25,702,478

		40,865,376
CAPITAL MARKETS — 2.16%
Ameriprise Financial Inc.	620,059	68,249,894
Bank of New York Mellon Corp. (The)	3,687,295	130,124,641
BlackRock Inc.[c]	408,157	128,357,213
Charles Schwab Corp. (The)	3,796,656	103,762,608
E*TRADE Financial Corp.[a]	935,721	21,540,297
Franklin Resources Inc.	1,311,610	71,063,030
Goldman Sachs Group Inc. (The)	1,367,848	224,121,895
Invesco Ltd.	1,407,112	52,063,144
Legg Mason Inc.[b]	339,590	16,653,494
Morgan Stanley	4,556,821	142,036,111
Northern Trust Corp.	724,657	47,508,513
State Street Corp.	1,402,224	97,524,679
T. Rowe Price Group Inc.	851,355	70,109,084

		1,173,114,603
CHEMICALS — 2.61%
Air Products and Chemicals Inc.	687,634	81,855,951
Airgas Inc.	216,051	23,011,592
CF Industries Holdings Inc.	180,170	46,959,509
Dow Chemical Co. (The)	3,949,669	191,914,417
E.I. du Pont de Nemours and Co.	3,011,545	202,074,669
Eastman Chemical Co.	495,338	42,703,089
Ecolab Inc.	879,358	94,961,870
FMC Corp.	431,731	33,053,325
International Flavors & Fragrances Inc.	263,895	25,246,835
LyondellBasell Industries NV Class A	1,402,689	124,755,160
Monsanto Co.	1,705,092	193,988,317
Mosaic Co. (The)	1,101,393	55,069,650
PPG Industries Inc.	449,975	87,052,164
Praxair Inc.	954,987	125,074,647
Sherwin-Williams Co. (The)	276,958	54,596,731
Sigma-Aldrich Corp.	388,050	36,236,109

		1,418,554,035
COMMERCIAL BANKS — 6.31%
Bank of America Corp.	34,330,997	590,493,148
BB&T Corp.	2,309,428	92,769,723
Citigroup Inc.	9,864,091	469,530,732
Comerica Inc.	591,483	30,638,819
Fifth Third Bancorp	2,766,080	63,481,536
Huntington Bancshares Inc.	2,699,549	26,914,504
J.P. Morgan Chase & Co.	12,301,608	746,830,622
KeyCorp	2,889,378	41,144,743

1

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

M&T Bank Corp.[b]	425,705	$51,638,016
PNC Financial Services Group Inc. (The)[c]	1,734,928	150,938,736
Regions Financial Corp.	4,611,611	51,234,998
SunTrust Banks Inc.	1,736,988	69,114,752
U.S. Bancorp	5,920,616	253,757,602
Wells Fargo & Co.	15,554,873	773,699,383
Zions Bancorp	599,456	18,571,147

		3,430,758,461
COMMERCIAL SERVICES & SUPPLIES — 0.47%
ADT Corp. (The)[b]	596,287	17,858,796
Cintas Corp.	326,472	19,460,996
Iron Mountain Inc.	554,103	15,276,620
Pitney Bowes Inc.	656,288	17,056,925
Republic Services Inc.	878,662	30,015,094
Stericycle Inc.[a,b]	276,667	31,434,904
Tyco International Ltd.	1,495,396	63,404,790
Waste Management Inc.	1,404,339	59,080,542

		253,588,667
COMMUNICATIONS EQUIPMENT — 1.75%
Cisco Systems Inc.	16,734,129	375,011,831
F5 Networks Inc.a,[b]	245,026	26,127,122
Harris Corp.	346,783	25,370,644
Juniper Networks Inc.[a]	1,628,007	41,937,460
Motorola Solutions Inc.	733,990	47,188,217
QUALCOMM Inc.	5,493,511	433,218,278

		948,853,552
COMPUTERS & PERIPHERALS — 3.97%
Apple Inc.	2,897,626	1,555,271,779
EMC Corp.	6,580,339	180,367,092
Hewlett-Packard Co.	6,156,400	199,221,104
NetApp Inc.	1,076,193	39,711,522
SanDisk Corp.	732,603	59,480,037
Seagate Technology PLC	1,068,011	59,979,498
Western Digital Corp.	683,094	62,721,691

		2,156,752,723
CONSTRUCTION & ENGINEERING — 0.17%
Fluor Corp.	520,896	40,489,246
Jacobs Engineering Group Inc.[a]	428,432	27,205,432
Quanta Services Inc.[a]	707,112	26,092,433

		93,787,111
CONSTRUCTION MATERIALS — 0.05%
Vulcan Materials Co.	424,093	28,180,980

		28,180,980
CONSUMER FINANCE — 0.98%
American Express Co.	2,968,572	267,260,537
Capital One Financial Corp.	1,860,825	143,581,257
Discover Financial Services	1,529,785	89,018,189
SLM Corp.	1,392,717	34,093,712

		533,953,695

Security	Shares	Value

CONTAINERS & PACKAGING — 0.21%
Avery Dennison Corp.	312,780	$15,848,563
Ball Corp.	456,286	25,009,036
Bemis Co. Inc.	331,516	13,008,688
MeadWestvaco Corp.	566,332	21,316,736
Owens-Illinois Inc.a,[b]	533,997	18,065,118
Sealed Air Corp.	636,474	20,920,900

		114,169,041
DISTRIBUTORS — 0.08%
Genuine Parts Co.	499,385	43,371,587

		43,371,587
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	14,164	9,967,915
H&R Block Inc.	890,586	26,886,791

		36,854,706
DIVERSIFIED FINANCIAL SERVICES — 1.91%
Berkshire Hathaway Inc. Class Ba	5,847,974	730,821,311
CME Group Inc.	1,025,090	75,866,911
IntercontinentalExchange Group Inc.	373,496	73,888,714
Leucadia National Corp.	1,017,173	28,480,844
McGraw Hill Financial Inc.	880,354	67,171,010
Moody’s Corp.	610,949	48,460,475
NASDAQ OMX Group Inc. (The)	381,124	14,078,720

		1,038,767,985
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.44%
AT&T Inc.	16,914,609	593,195,338
CenturyLink Inc.	1,877,573	61,659,497
Frontier Communications Corp.[b]	3,254,412	18,550,149
Verizon Communications Inc.	13,452,614	639,940,848
Windstream Holdings Inc.[b]	1,941,189	15,995,397

		1,329,341,229
ELECTRIC UTILITIES — 1.74%
American Electric Power Co. Inc.	1,584,580	80,274,823
Duke Energy Corp.	2,294,949	163,446,268
Edison International	1,058,436	59,918,062
Entergy Corp.	580,077	38,778,147
Exelon Corp.	2,785,424	93,478,829
FirstEnergy Corp.	1,360,294	46,290,805
NextEra Energy Inc.	1,414,405	135,245,406
Northeast Utilities	1,024,721	46,624,805
Pepco Holdings Inc.	811,587	16,621,302
Pinnacle West Capital Corp.	357,369	19,533,790
PPL Corp.	2,048,927	67,901,441
Southern Co. (The)	2,884,542	126,746,775
Xcel Energy Inc.	1,618,758	49,145,493

		944,005,946
ELECTRICAL EQUIPMENT — 0.75%
AMETEK Inc.	796,156	40,994,072
Eaton Corp. PLC	1,544,038	115,988,135
Emerson Electric Co.	2,283,677	152,549,624
Rockwell Automation Inc.	450,842	56,152,371
Roper Industries Inc.	323,398	43,176,867

		408,861,069

2

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Amphenol Corp. Class A	513,938	$47,102,418
Corning Inc.	4,522,412	94,156,618
FLIR Systems Inc.	456,379	16,429,644
Jabil Circuit Inc.	611,814	11,012,652
TE Connectivity Ltd.	1,332,697	80,241,686

		248,943,018
ENERGY EQUIPMENT & SERVICES — 1.94%
Baker Hughes Inc.	1,420,287	92,347,061
Cameron International Corp.a,[b]	704,257	43,501,955
Diamond Offshore Drilling Inc.[b]	226,542	11,046,188
Ensco PLC Class A	758,716	40,045,030
FMC Technologies Inc.a,[b]	766,750	40,093,358
Halliburton Co.	2,764,081	162,776,730
Helmerich & Payne Inc.	349,323	37,573,182
Nabors Industries Ltd.	846,301	20,861,320
National Oilwell Varco Inc.	1,392,121	108,404,462
Nobel Corp. PLC	825,310	27,020,649
Rowan Companies PLC Class Aa	404,496	13,623,425
Schlumberger Ltd.	4,246,924	414,075,090
Transocean Ltd.	1,102,484	45,576,689

		1,056,945,139
FOOD & STAPLES RETAILING — 2.33%
Costco Wholesale Corp.	1,428,454	159,529,743
CVS Caremark Corp.	3,841,204	287,552,531
Kroger Co. (The)	1,677,959	73,242,910
Safeway Inc.	748,094	27,634,592
Sysco Corp.	1,900,353	68,659,754
Wal-Mart Stores Inc.	5,255,756	401,697,431
Walgreen Co.	2,839,727	187,507,174
Whole Foods Market Inc.	1,208,388	61,277,356

		1,267,101,491
FOOD PRODUCTS — 1.64%
Archer-Daniels-Midland Co.	2,138,768	92,801,144
Campbell Soup Co.	580,556	26,055,353
ConAgra Foods Inc.	1,365,740	42,378,912
General Mills Inc.	2,028,851	105,135,059
Hershey Co. (The)	487,121	50,855,432
Hormel Foods Corp.	436,809	21,521,579
J.M. Smucker Co. (The)	336,824	32,752,766
Kellogg Co.	834,221	52,313,999
Keurig Green Mountain Inc.	419,593	44,304,825
Kraft Foods Group Inc.	1,937,149	108,674,059
McCormick & Co. Inc. NVS	426,121	30,569,921
Mead Johnson Nutrition Co. Class A	655,104	54,465,347
Mondelez International Inc. Class A	5,525,709	190,913,246
Tyson Foods Inc. Class A	873,333	38,435,385

		891,177,027
GAS UTILITIES — 0.03%
AGL Resources Inc.	385,525	18,875,304

		18,875,304

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.11%
Abbott Laboratories	5,012,723	$193,039,963
Baxter International Inc.	1,764,557	129,836,104
Becton, Dickinson and Co.	627,016	73,411,033
Boston Scientific Corp.[a]	4,301,803	58,160,377
C.R. Bard Inc.	252,069	37,301,171
CareFusion Corp.[a]	676,821	27,221,741
Covidien PLC	1,464,256	107,857,097
DENTSPLY International Inc.	460,523	21,202,479
Edwards Lifesciences Corp.a,[b]	348,175	25,824,140
Intuitive Surgical Inc.[a]	123,981	54,302,438
Medtronic Inc.	3,251,156	200,076,140
St. Jude Medical Inc.	922,011	60,290,299
Stryker Corp.	957,512	78,008,503
Varian Medical Systems Inc.a,[b]	336,353	28,250,288
Zimmer Holdings Inc.	550,023	52,021,175

		1,146,802,948
HEALTH CARE PROVIDERS & SERVICES — 2.10%
Aetna Inc.	1,178,286	88,336,101
AmerisourceBergen Corp.	744,601	48,838,380
Cardinal Health Inc.	1,113,922	77,952,261
Cigna Corp.	888,720	74,412,526
DaVita HealthCare Partners Inc.[a]	574,843	39,577,940
Express Scripts Holding Co.a,[b]	2,520,979	189,300,313
Humana Inc.	500,434	56,408,920
Laboratory Corp. of America Holdingsa,[b]	277,038	27,207,902
McKesson Corp.	747,563	131,997,199
Patterson Companies Inc.	267,613	11,175,519
Quest Diagnostics Inc.[b]	468,613	27,142,065
Tenet Healthcare Corp.a,[b]	316,218	13,537,293
UnitedHealth Group Inc.	3,213,443	263,470,192
WellPoint Inc.	917,605	91,347,578

		1,140,704,189
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.a,[b]	960,910	54,051,188

		54,051,188
HOTELS, RESTAURANTS & LEISURE — 1.70%
Carnival Corp.	1,423,709	53,901,623
Chipotle Mexican Grill Inc.a,[b]	100,742	57,226,493
Darden Restaurants Inc.	425,951	21,621,273
International Game Technology	804,237	11,307,572
Marriott International Inc. Class A	718,324	40,240,510
McDonald’s Corp.	3,215,640	315,229,189
Starbucks Corp.	2,455,588	180,191,047
Starwood Hotels & Resorts Worldwide Inc.	623,498	49,630,441
Wyndham Worldwide Corp.	416,290	30,484,917
Wynn Resorts Ltd.	263,084	58,444,111
Yum! Brands Inc.	1,438,906	108,479,123

		926,756,299
HOUSEHOLD DURABLES — 0.40%
D.R. Horton Inc.[b]	923,562	19,995,117
Garmin Ltd.[b]	398,956	22,046,309
Harman International Industries Inc.	220,035	23,411,724
Leggett & Platt Inc.	452,767	14,778,315
Lennar Corp. Class A	570,568	22,605,904

3

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

Mohawk Industries Inc.[a]	198,333	$26,969,321
Newell Rubbermaid Inc.	905,827	27,084,227
PulteGroup Inc.	1,113,466	21,367,413
Whirlpool Corp.	251,689	37,617,438

		215,875,768
HOUSEHOLD PRODUCTS — 1.96%
Clorox Co. (The)	422,042	37,143,916
Colgate-Palmolive Co.	2,835,998	183,971,190
Kimberly-Clark Corp.	1,232,499	135,883,015
Procter & Gamble Co. (The)	8,808,103	709,933,102

		1,066,931,223
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.12%
AES Corp. (The)	2,140,169	30,561,613
NRG Energy Inc.	1,056,543	33,598,068

		64,159,681
INDUSTRIAL CONGLOMERATES — 2.33%
3M Co.	2,045,158	277,446,134
Danaher Corp.	1,951,430	146,357,250
General Electric Co.	32,592,958	843,831,683

		1,267,635,067
INSURANCE — 2.85%
ACE Ltd.	1,093,644	108,336,375
Aflac Inc.	1,480,740	93,345,850
Allstate Corp. (The)	1,452,420	82,177,924
American International Group Inc.	4,756,115	237,853,311
Aon PLC	978,139	82,437,555
Assurant Inc.	231,998	15,070,590
Chubb Corp. (The)	797,861	71,248,987
Cincinnati Financial Corp.	477,646	23,242,254
Genworth Financial Inc. Class Aa	1,609,218	28,531,435
Hartford Financial Services Group Inc. (The)	1,450,022	51,142,276
Lincoln National Corp.	856,662	43,407,063
Loews Corp.	994,256	43,796,977
Marsh & McLennan Companies Inc.	1,781,422	87,824,105
MetLife Inc.	3,649,845	192,711,816
Principal Financial Group Inc.	892,814	41,060,516
Progressive Corp. (The)	1,779,179	43,091,715
Prudential Financial Inc.	1,504,069	127,319,441
Torchmark Corp.	287,436	22,621,213
Travelers Companies Inc. (The)	1,144,570	97,402,907
Unum Group	842,881	29,762,128
XL Group PLC	896,631	28,019,719

		1,550,404,157
INTERNET & CATALOG RETAIL — 1.35%
Amazon.com Inc.[a]	1,208,470	406,674,324
Expedia Inc.	332,018	24,071,305
Netflix Inc.a,[b]	194,324	68,407,878
Priceline.com Inc.[a]	169,354	201,851,339
TripAdvisor Inc.a,[b]	360,398	32,648,455

		733,653,301
INTERNET SOFTWARE & SERVICES — 3.18%
Akamai Technologies Inc.[a]	579,990	33,761,218

Security	Shares	Value

eBay Inc.[a]	3,785,185	$209,093,620
Facebook Inc. Class Aa	5,549,574	334,306,338
Google Inc. Class Aa	917,026	1,022,034,647
VeriSign Inc.a,[b]	407,718	21,980,077
Yahoo! Inc.[a]	3,049,571	109,479,599

		1,730,655,499
IT SERVICES — 3.55%
Accenture PLC Class A	2,069,293	164,964,038
Alliance Data Systems Corp.a,[b]	172,749	47,065,465
Automatic Data Processing Inc.	1,565,268	120,932,606
Cognizant Technology Solutions Corp. Class Aa	1,973,250	99,866,183
Computer Sciences Corp.	473,318	28,787,201
Fidelity National Information Services Inc.	944,253	50,470,323
Fiserv Inc.[a]	826,748	46,868,344
International Business Machines Corp.	3,179,850	612,089,326
MasterCard Inc. Class A	3,314,949	247,626,690
Paychex Inc.	1,053,038	44,859,419
Teradata Corp.a,[b]	516,847	25,423,704
Total System Services Inc.	535,644	16,288,934
Visa Inc. Class A	1,646,676	355,451,481
Western Union Co.	1,780,043	29,121,503
Xerox Corp.	3,618,522	40,889,299

		1,930,704,516
LEISURE EQUIPMENT & PRODUCTS — 0.12%
Hasbro Inc.	378,067	21,028,086
Mattel Inc.	1,105,697	44,349,507

		65,377,593
LIFE SCIENCES TOOLS & SERVICES — 0.48%
Agilent Technologies Inc.	1,083,129	60,568,574
PerkinElmer Inc.	365,670	16,477,090
Thermo Fisher Scientific Inc.	1,272,747	153,035,099
Waters Corp.a,[b]	276,722	29,999,432

		260,080,195
MACHINERY — 1.75%
Caterpillar Inc.	2,071,970	205,891,659
Cummins Inc.	564,040	84,036,320
Deere & Co.	1,201,034	109,053,887
Dover Corp.	552,366	45,155,920
Flowserve Corp.	446,963	35,015,081
Illinois Tool Works Inc.	1,269,815	103,274,054
Ingersoll-Rand PLC	839,993	48,081,199
Joy Global Inc.[b]	324,624	18,828,192
PACCAR Inc.	1,150,974	77,621,687
Pall Corp.	356,655	31,909,923
Parker Hannifin Corp.	484,476	57,996,622
Pentair Ltd. Registered	641,138	50,867,889
Snap-on Inc.	188,614	21,403,917
Stanley Black & Decker Inc.	505,481	41,065,276
Xylem Inc.	599,297	21,826,397

		952,028,023
MEDIA — 3.55%
Cablevision NY Group Class Ab	696,776	11,754,611
CBS Corp. Class B NVS	1,792,682	110,787,748
Comcast Corp. Class A	8,467,480	423,543,350

4

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

DIRECTVa,[b]	1,539,181	$117,624,212
Discovery Communications Inc. Series Aa,[b]	722,507	59,751,329
Gannett Co. Inc.	737,745	20,361,762
Interpublic Group of Companies Inc. (The)	1,376,432	23,592,045
News Corp. Class A NVS[a]	1,617,605	27,855,158
Omnicom Group Inc.	838,810	60,897,606
Scripps Networks Interactive Inc. Class A	356,354	27,050,832
Time Warner Cable Inc.	901,314	123,642,255
Time Warner Inc.	2,899,871	189,448,572
Twenty-First Century Fox Inc. Class A	6,304,853	201,566,150
Viacom Inc. Class B NVS	1,294,566	110,025,164
Walt Disney Co. (The)	5,293,234	423,829,246

		1,931,730,040
METALS & MINING — 0.52%
Alcoa Inc.	3,501,070	45,058,771
Allegheny Technologies Inc.	351,432	13,241,958
Cliffs Natural Resources Inc.[b]	499,037	10,210,297
Freeport-McMoRan Copper & Gold Inc.	3,373,419	111,558,966
Newmont Mining Corp.	1,617,589	37,916,286
Nucor Corp.	1,034,271	52,272,057
United States Steel Corp.[b]	471,271	13,011,792

		283,270,127
MULTI-UTILITIES — 1.17%
Ameren Corp.	788,227	32,474,952
CenterPoint Energy Inc.	1,393,183	33,004,505
CMS Energy Corp.	865,986	25,356,070
Consolidated Edison Inc.	951,558	51,051,087
Dominion Resources Inc.	1,889,003	134,100,323
DTE Energy Co.	575,332	42,741,414
Integrys Energy Group Inc.	258,944	15,446,010
NiSource Inc.	1,020,022	36,241,382
PG&E Corp.	1,486,752	64,227,686
Public Service Enterprise Group Inc.	1,644,292	62,713,297
SCANA Corp.	458,092	23,509,281
Sempra Energy	738,397	71,447,294
TECO Energy Inc.[b]	665,343	11,410,633
Wisconsin Energy Corp.	734,023	34,168,771

		637,892,705
MULTILINE RETAIL — 0.68%
Dollar General Corp.a,[b]	957,186	53,104,679
Dollar Tree Inc.[a]	676,028	35,275,141
Family Dollar Stores Inc.	309,880	17,976,139
Kohl’s Corp.	653,935	37,143,508
Macy’s Inc.	1,197,051	70,973,154
Nordstrom Inc.	464,816	29,027,759
Target Corp.	2,053,377	124,249,842

		367,750,222
OIL, GAS & CONSUMABLE FUELS — 8.18%
Anadarko Petroleum Corp.	1,636,509	138,710,503
Apache Corp.	1,282,317	106,368,195
Cabot Oil & Gas Corp.	1,371,683	46,472,620
Chesapeake Energy Corp.	1,644,916	42,142,748
Chevron Corp.	6,201,879	737,465,432
ConocoPhillips	3,983,063	280,208,482
CONSOL Energy Inc.	744,496	29,742,615
Denbury Resources Inc.	1,154,369	18,931,652

Security	Shares	Value

Devon Energy Corp.	1,244,054	$83,264,534
EOG Resources Inc.	887,283	174,058,306
EQT Corp.	490,210	47,535,664
Exxon Mobil Corp.	14,037,693	1,371,201,852
Hess Corp.	887,755	73,577,135
Kinder Morgan Inc.	2,176,415	70,711,723
Marathon Oil Corp.	2,264,117	80,421,436
Marathon Petroleum Corp.	956,949	83,292,841
Murphy Oil Corp.	559,411	35,164,576
Newfield Exploration Co.[a]	442,756	13,884,828
Noble Energy Inc.	1,169,170	83,057,837
Occidental Petroleum Corp.	2,581,797	246,019,436
ONEOK Inc.	675,130	40,001,453
Peabody Energy Corp.	884,447	14,451,864
Phillips 66	1,908,905	147,100,219
Pioneer Natural Resources Co.	464,264	86,882,365
QEP Resources Inc.	581,162	17,109,409
Range Resources Corp.	531,755	44,119,712
Southwestern Energy Co.[a]	1,146,510	52,750,925
Spectra Energy Corp.	2,177,144	80,423,699
Tesoro Corp.	427,653	21,634,965
Valero Energy Corp.	1,729,877	91,856,469
Williams Companies Inc. (The)	2,223,416	90,226,221

		4,448,789,716
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	1,425,513	65,402,536

		65,402,536
PERSONAL PRODUCTS — 0.14%
Avon Products Inc.	1,407,850	20,610,924
Estee Lauder Companies Inc. (The) Class A	830,326	55,532,203

		76,143,127
PHARMACEUTICALS — 6.16%
AbbVie Inc.	5,160,395	265,244,303
Actavis PLC[a]	565,903	116,491,133
Allergan Inc.	969,607	120,328,229
Bristol-Myers Squibb Co.	5,340,757	277,452,326
Eli Lilly and Co.	3,200,979	188,409,624
Forest Laboratories Inc.[a]	774,746	71,485,813
Hospira Inc.a,[b]	540,248	23,365,726
Johnson & Johnson	9,189,795	902,713,563
Merck & Co. Inc.	9,552,750	542,309,617
Mylan Inc.a,[b]	1,208,207	58,996,748
Perrigo Co. PLC	434,469	67,194,976
Pfizer Inc.	20,735,119	666,012,022
Zoetis Inc.	1,624,346	47,008,573

		3,347,012,653
PROFESSIONAL SERVICES — 0.18%
Dun & Bradstreet Corp. (The)	122,551	12,175,442
Equifax Inc.	396,472	26,971,990
Nielsen Holdings NV	923,125	41,199,069
Robert Half International Inc.	446,596	18,734,702

		99,081,203
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.09%
American Tower Corp.	1,283,252	105,059,841

5

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

Apartment Investment and Management Co. Class Ab	476,250	$14,392,275
AvalonBay Communities Inc.	395,185	51,895,694
Boston Properties Inc.	497,054	56,927,595
Crown Castle International Corp.	1,085,252	80,069,893
Equity Residential[b]	1,090,909	63,261,813
General Growth Properties Inc.	1,693,767	37,262,874
HCP Inc.[b]	1,485,186	57,610,365
Health Care REIT Inc.[b]	942,022	56,144,511
Host Hotels & Resorts Inc.	2,458,360	49,757,206
Kimco Realty Corp.[b]	1,331,216	29,127,006
Macerich Co. (The)	456,530	28,455,515
Plum Creek Timber Co. Inc.[b]	574,873	24,167,661
Prologis Inc.[b]	1,623,074	66,270,111
Public Storage	469,656	79,132,339
Simon Property Group Inc.	1,020,912	167,429,568
Ventas Inc.[b]	955,984	57,903,951
Vornado Realty Trust[b]	565,833	55,768,501
Weyerhaeuser Co.	1,899,055	55,737,264

		1,136,373,983
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa	905,468	24,836,987

		24,836,987
ROAD & RAIL — 0.96%
CSX Corp.	3,273,223	94,825,270
Kansas City Southern Industries Inc.	358,157	36,553,503
Norfolk Southern Corp.	1,006,138	97,766,430
Ryder System Inc.	174,075	13,912,074
Union Pacific Corp.	1,478,303	277,418,341

		520,475,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.10%
Altera Corp.	1,031,627	37,386,163
Analog Devices Inc.	1,015,310	53,953,573
Applied Materials Inc.	3,934,300	80,338,406
Broadcom Corp. Class A	1,793,059	56,445,497
First Solar Inc.a,[b]	229,760	16,034,950
Intel Corp.	16,151,703	416,875,455
KLA-Tencor Corp.	541,185	37,417,531
Lam Research Corp.a,[b]	527,304	29,001,720
Linear Technology Corp.	766,462	37,319,035
LSI Corp.	1,811,006	20,047,836
Microchip Technology Inc.[b]	646,929	30,897,329
Micron Technology Inc.[a]	3,446,346	81,540,546
NVIDIA Corp.	1,800,611	32,248,943
Texas Instruments Inc.	3,522,120	166,067,958
Xilinx Inc.	866,932	47,048,400

		1,142,623,342
SOFTWARE — 3.59%
Adobe Systems Inc.[a]	1,508,977	99,200,148
Autodesk Inc.[a]	738,073	36,298,430
CA Inc.	1,047,350	32,436,430
Citrix Systems Inc.[a]	596,944	34,282,494
Electronic Arts Inc.a,[b]	1,005,782	29,177,736
Intuit Inc.	920,363	71,539,816
Microsoft Corp.	24,538,260	1,005,823,277
Oracle Corp.	11,249,680	460,224,409
Red Hat Inc.[a]	615,789	32,624,501

Security	Shares	Value

Salesforce.com Inc.a,[b]	1,823,378	$104,096,650
Symantec Corp.	2,246,655	44,865,700

		1,950,569,591
SPECIALTY RETAIL — 2.14%
AutoNation Inc.a,[b]	205,767	10,952,977
AutoZone Inc.a,[b]	109,512	58,818,895
Bed Bath & Beyond Inc.a,[b]	691,748	47,592,262
Best Buy Co. Inc.	887,396	23,436,128
CarMax Inc.a,[b]	725,155	33,937,254
GameStop Corp. Class Ab	377,516	15,515,908
Gap Inc. (The)	860,563	34,474,154
Home Depot Inc. (The)	4,574,643	361,991,501
L Brands Inc.	792,149	44,970,299
Lowe’s Companies Inc.	3,397,458	166,135,696
O’Reilly Automotive Inc.[a]	345,558	51,277,352
PetSmart Inc.	336,624	23,190,027
Ross Stores Inc.	698,193	49,955,709
Staples Inc.	2,112,481	23,955,535
Tiffany & Co.	357,758	30,820,852
TJX Companies Inc. (The)	2,310,396	140,125,517
Tractor Supply Co.	453,359	32,020,746
Urban Outfitters Inc.a,[b]	355,004	12,946,996

		1,162,117,808
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Coach Inc.	901,775	44,782,146
Fossil Group Inc.a,[b]	155,862	18,175,068
Michael Kors Holdings Ltd.a,[b]	582,867	54,364,005
Nike Inc. Class B	2,416,307	178,468,435
PVH Corp.	265,175	33,085,885
Ralph Lauren Corp.	192,061	30,908,377
VF Corp.	1,144,535	70,823,826

		430,607,742
THRIFTS & MORTGAGE FINANCE — 0.06%
Hudson City Bancorp Inc.	1,548,169	15,218,501
People’s United Financial Inc.	1,004,665	14,939,369

		30,157,870
TOBACCO — 1.44%
Altria Group Inc.	6,473,884	242,317,478
Lorillard Inc.	1,176,693	63,635,557
Philip Morris International Inc.	5,149,572	421,595,460
Reynolds American Inc.	1,011,726	54,046,403

		781,594,898
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	886,955	43,744,620
W.W. Grainger Inc.	198,895	50,252,811

		93,997,431

TOTAL COMMON STOCKS (Cost: $47,823,471,043)		54,249,541,318

6

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.32%

MONEY MARKET FUNDS — 2.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,153,680,132	$1,153,680,132
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	60,107,414	60,107,414
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%c,[d]	46,249,208	46,249,208

		1,260,036,754

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,260,036,754)		1,260,036,754

TOTAL INVESTMENTS IN SECURITIES — 102.10% (Cost: $49,083,507,797)		55,509,578,072
Other Assets, Less Liabilities — (2.11)%		(1,143,526,133)

NET ASSETS — 100.00%		$54,366,051,939

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,138	E-mini S&P 500 (Jun. 2014)	Chicago Mercantile	$106,095,740	$503,452

See notes to financial statements.

7

Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.81%
Alliant Techsystems Inc.	417,529	$59,351,747
B/E Aerospace Inc.[a]	1,297,360	112,597,874
Esterline Technologies Corp.[a]	418,922	44,631,950
Exelis Inc.	2,487,012	47,278,098
Huntington Ingalls Industries Inc.	639,495	65,394,759
Triumph Group Inc.	687,319	44,387,061

		373,641,489
AIR FREIGHT & LOGISTICS — 0.06%
UTi Worldwide Inc.	1,208,635	12,799,445

		12,799,445
AIRLINES — 0.53%
Alaska Air Group Inc.	902,067	84,171,872
JetBlue Airways Corp.[a],b	2,997,459	26,047,919

		110,219,791
AUTO COMPONENTS — 0.29%
Gentex Corp.	1,914,177	60,354,001

		60,354,001
AUTOMOBILES — 0.17%
Thor Industries Inc.	588,448	35,930,635

		35,930,635
BIOTECHNOLOGY — 0.63%
Cubist Pharmaceuticals Inc.[a],b	981,606	71,804,479
United Therapeutics Corp.[a],b	608,661	57,232,394

		129,036,873
BUILDING PRODUCTS — 0.93%
A.O. Smith Corp.	1,006,259	46,308,039
Fortune Brands Home & Security Inc.	2,175,615	91,549,879
Lennox International Inc.	590,619	53,693,174

		191,551,092
CAPITAL MARKETS — 2.49%
Affiliated Managers Group Inc.[a]	699,140	139,862,957
Eaton Vance Corp. NVS	1,609,643	61,423,977
Federated Investors Inc. Class B	1,240,868	37,896,109
Greenhill & Co. Inc.	344,801	17,922,756
Janus Capital Group Inc.	1,983,326	21,558,754
Raymond James Financial Inc.	1,626,237	90,955,435
SEI Investments Co.	1,868,630	62,804,654
Waddell & Reed Financial Inc. Class A	1,114,432	82,044,484

		514,469,126

Security	Shares	Value

CHEMICALS — 2.92%
Albemarle Corp.	1,043,652	$69,319,366
Ashland Inc.	950,273	94,533,158
Cabot Corp.	786,192	46,432,499
Cytec Industries Inc.	468,149	45,696,024
Intrepid Potash Inc.[a],b	731,609	11,310,675
Minerals Technologies Inc.	452,920	29,240,515
NewMarket Corp.[b]	146,742	57,343,839
Olin Corp.[b]	1,047,223	28,913,827
RPM International Inc.	1,746,686	73,081,342
Scotts Miracle-Gro Co. (The) Class A	579,236	35,495,582
Sensient Technologies Corp.	659,748	37,216,385
Valspar Corp. (The)	1,033,305	74,521,957

		603,105,169
COMMERCIAL BANKS — 4.63%
Associated Banc-Corp	2,109,149	38,091,231
BancorpSouth Inc.	1,102,405	27,516,029
Bank of Hawaii Corp.	586,631	35,555,705
Cathay General Bancorp	974,046	24,536,219
City National Corp.	624,938	49,195,119
Commerce Bancshares Inc.	1,070,422	49,688,989
Cullen/Frost Bankers Inc.[b]	695,201	53,898,934
East West Bancorp Inc.	1,880,233	68,628,504
First Horizon National Corp.	3,096,081	38,205,640
First Niagara Financial Group Inc.	4,643,142	43,877,692
FirstMerit Corp.	2,167,165	45,142,047
Fulton Financial Corp.	2,523,607	31,746,976
Hancock Holding Co.	1,082,394	39,669,740
International Bancshares Corp.	748,669	18,776,619
Prosperity Bancshares Inc.	747,739	49,462,935
Signature Bank[a]	621,133	78,008,093
SVB Financial Group[a]	602,267	77,559,944
Synovus Financial Corp.	12,760,269	43,257,312
TCF Financial Corp.	2,172,822	36,199,214
Trustmark Corp.	882,255	22,365,164
Valley National Bancorp[b]	2,625,865	27,335,255
Webster Financial Corp.	1,191,036	36,993,578
Westamerica Bancorp[b]	348,585	18,851,477

		954,562,416
COMMERCIAL SERVICES & SUPPLIES — 1.74%
Brink’s Co. (The)	632,273	18,051,394
Clean Harbors Inc.[a],b	723,675	39,650,153
Copart Inc.[a]	1,469,291	53,467,499
Deluxe Corp.	660,636	34,663,571
Herman Miller Inc.	775,079	24,903,288
HNI Corp.	593,615	21,702,564
MSA Safety Inc.	412,861	23,533,077
R.R. Donnelley & Sons Co.	2,604,165	46,614,554
Rollins Inc.	843,898	25,519,476
Waste Connections Inc.	1,622,560	71,165,482

		359,271,058
COMMUNICATIONS EQUIPMENT — 0.98%
ADTRAN Inc.	747,647	18,250,063
Ciena Corp.a,[b]	1,382,985	31,449,079
InterDigital Inc.	534,133	17,685,144
JDS Uniphase Corp.[a]	3,064,271	42,899,794
Plantronics Inc.	567,183	25,211,284

8

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value

Polycom Inc.[a]	1,805,947	$24,777,593
Riverbed Technology Inc.[a]	2,096,266	41,317,403

		201,590,360
COMPUTERS & PERIPHERALS — 0.91%
3D Systems Corp.a,[b]	1,261,980	74,646,117
Diebold Inc.	847,150	33,792,813
NCR Corp.[a]	2,187,349	79,947,606

		188,386,536
CONSTRUCTION & ENGINEERING — 0.94%
AECOM Technology Corp.[a]	1,304,420	41,963,191
Granite Construction Inc.	473,901	18,922,867
KBR Inc.	1,941,433	51,797,433
Lexmark International Inc. Class Ab	806,066	37,312,795
URS Corp.	945,530	44,496,642

		194,492,928
CONSTRUCTION MATERIALS — 0.66%
Eagle Materials Inc.	655,121	58,083,028
Martin Marietta Materials Inc.[b]	606,190	77,804,486

		135,887,514
CONTAINERS & PACKAGING — 1.70%
AptarGroup Inc.	859,718	56,827,360
Greif Inc. Class A	399,505	20,970,017
Packaging Corp. of America	1,289,706	90,756,611
Rock-Tenn Co. Class A	941,568	99,401,334
Silgan Holdings Inc.	575,562	28,501,830
Sonoco Products Co.	1,343,348	55,104,135

		351,561,287
DISTRIBUTORS — 0.51%
LKQ Corp.[a]	3,957,902	104,290,718

		104,290,718
DIVERSIFIED CONSUMER SERVICES — 0.90%
Apollo Education Group Inc.[a]	1,299,653	44,500,119
DeVry Education Group Inc.[b]	749,928	31,789,448
Matthews International Corp. Class A	362,323	14,786,401
Service Corp. International	2,786,749	55,400,570
Sotheby’s	906,438	39,475,375

		185,951,913
DIVERSIFIED FINANCIAL SERVICES — 0.63%
CBOE Holdings Inc.	1,135,132	64,248,471
MSCI Inc. Class Aa,[b]	1,530,943	65,861,168

		130,109,639
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.28%
tw telecom inc.[a]	1,845,198	57,680,889

		57,680,889
ELECTRIC UTILITIES — 1.69%
Cleco Corp.	792,348	40,076,962

Security	Shares	Value

Great Plains Energy Inc.	2,018,759	$54,587,243
Hawaiian Electric Industries Inc.[b]	1,335,409	33,946,097
IDACORP Inc.	657,731	36,484,339
OGE Energy Corp.	2,608,426	95,885,740
PNM Resources Inc.	1,047,736	28,320,304
Westar Energy Inc.	1,688,658	59,373,215

		348,673,900
ELECTRICAL EQUIPMENT — 1.06%
Acuity Brands Inc.	565,511	74,969,793
General Cable Corp.	649,999	16,646,474
Hubbell Inc. Class B	707,418	84,798,196
Regal Beloit Corp.	591,681	43,021,126

		219,435,589
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.66%
Arrow Electronics Inc.[a]	1,312,717	77,922,881
Avnet Inc.	1,814,501	84,428,732
Ingram Micro Inc. Class Aa	2,029,991	60,006,534
Itron Inc.a,[b]	517,830	18,403,678
Knowles Corporationa,[b]	1,116,865	35,259,428
National Instruments Corp.	1,287,074	36,926,153
Tech Data Corp.[a]	501,442	30,567,904
Trimble Navigation Ltd.a,[b]	3,412,258	132,634,469
Vishay Intertechnology Inc.[b]	1,789,207	26,623,400
Zebra Technologies Corp. Class Aa	662,800	46,004,948

		548,778,127
ENERGY EQUIPMENT & SERVICES — 2.84%
Atwood Oceanics Inc.[a]	760,268	38,309,905
CARBO Ceramics Inc.[b]	261,408	36,071,690
Dresser-Rand Group Inc.a,[b]	999,906	58,404,509
Dril-Quip Inc.[a]	535,407	60,019,125
Helix Energy Solutions Group Inc.a,[b]	1,294,918	29,757,216
Oceaneering International Inc.	1,420,887	102,104,940
Oil States International Inc.a,[b]	700,269	69,046,523
Patterson-UTI Energy Inc.	1,896,653	60,085,967
Superior Energy Services Inc.	2,081,659	64,031,831
Tidewater Inc.	647,813	31,496,668
Unit Corp.[a]	576,195	37,671,629

		587,000,003
FOOD & STAPLES RETAILING — 0.31%
SUPERVALU Inc.[a]	2,588,772	17,707,200
United Natural Foods Inc.a,[b]	652,954	46,307,498

		64,014,698
FOOD PRODUCTS — 1.85%
Dean Foods Co.	1,255,013	19,402,501
Flowers Foods Inc.	2,301,625	49,369,856
Hain Celestial Group Inc.a,[b]	654,061	59,826,960
Hillshire Brands Co. (The)	1,606,635	59,863,220
Ingredion Inc.	977,837	66,571,143
Lancaster Colony Corp.	254,471	25,299,507
Post Holdings Inc.[a]	493,897	27,223,603
Tootsie Roll Industries Inc.[b]	279,598	8,371,177
WhiteWave Foods Co. Class Aa	2,283,234	65,163,498

		381,091,465

9

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value

GAS UTILITIES — 1.52%
Atmos Energy Corp.	1,313,431	$61,902,003
National Fuel Gas Co.	1,100,122	77,052,545
ONE GAS Inc.[a]	683,666	24,564,120
Questar Corp.	2,302,676	54,757,635
UGI Corp.	1,508,125	68,785,581
WGL Holdings Inc.	680,306	27,253,058

		314,314,942
HEALTH CARE EQUIPMENT & SUPPLIES — 2.91%
Align Technology Inc.a,[b]	939,523	48,657,896
Cooper Companies Inc. (The)	628,515	86,332,820
Hill-Rom Holdings Inc.	757,765	29,204,263
Hologic Inc.a,[b]	3,606,199	77,533,279
IDEXX Laboratories Inc.a,[b]	677,666	82,268,652
Masimo Corp.[a]	673,877	18,403,581
ResMed Inc.[b]	1,860,434	83,142,795
Sirona Dental Systems Inc.a,[b]	724,609	54,106,554
Steris Corp.	776,005	37,054,239
Teleflex Inc.	541,213	58,039,682
Thoratec Corp.a,[b]	748,897	26,818,002

		601,561,763
HEALTH CARE PROVIDERS & SERVICES — 3.01%
Community Health Systems Inc.[a]	1,491,460	58,420,488
Health Net Inc.[a]	1,048,025	35,643,330
Henry Schein Inc.a,[b]	1,121,996	133,932,663
LifePoint Hospitals Inc.[a]	619,390	33,787,724
MEDNAX Inc.a,[b]	1,328,698	82,352,702
Omnicare Inc.	1,310,445	78,194,253
Owens & Minor Inc.	830,897	29,106,322
Universal Health Services Inc. Class B	1,177,250	96,616,907
VCA Antech Inc.[a]	1,162,707	37,474,047
WellCare Health Plans Inc.[a]	576,538	36,621,694

		622,150,130
HEALTH CARE TECHNOLOGY — 0.29%
Allscripts Healthcare Solutions Inc.[a]	2,094,569	37,765,079
HMS Holdings Corp.a,[b]	1,154,211	21,987,720

		59,752,799
HOTELS, RESTAURANTS & LEISURE — 1.56%
Bally Technologies Inc.a,[b]	513,475	34,027,988
Bob Evans Farms Inc.	325,998	16,309,680
Brinker International Inc.	884,115	46,371,832
Cheesecake Factory Inc. (The)	624,792	29,758,843
Domino’s Pizza Inc.	732,955	56,415,546
International Speedway Corp. Class A	368,109	12,512,025
Life Time Fitness Inc.a,[b]	511,171	24,587,325
Panera Bread Co. Class Aa,[b]	345,747	61,013,973
Scientific Games Corp. Class Aa,[b]	644,273	8,845,868
Wendy’s Co. (The)	3,448,095	31,446,627

		321,289,707
HOUSEHOLD DURABLES — 1.77%
Jarden Corp.[a]	1,624,947	97,220,579
KB Home[b]	1,169,768	19,874,359
M.D.C. Holdings Inc.	514,358	14,546,044

Security	Shares	Value

NVR Inc.a,[b]	54,010	$61,949,470
Tempur Sealy International Inc.a,[b]	797,869	40,428,022
Toll Brothers Inc.a,[b]	2,099,652	75,377,507
Tupperware Brands Corp.	660,608	55,332,526

		364,728,507
HOUSEHOLD PRODUCTS — 1.00%
Church & Dwight Co. Inc.	1,801,618	124,437,755
Energizer Holdings Inc.	821,212	82,728,897

		207,166,652
INDUSTRIAL CONGLOMERATES — 0.32%
Carlisle Companies Inc.	837,612	66,456,136

		66,456,136
INSURANCE — 5.13%
Alleghany Corp.[a]	219,449	89,399,134
American Financial Group Inc.	940,145	54,255,768
Arthur J. Gallagher & Co.	1,757,056	83,600,724
Aspen Insurance Holdings Ltd.	858,130	34,067,761
Brown & Brown Inc.	1,566,432	48,183,448
Everest Re Group Ltd.	622,146	95,219,445
Fidelity National Financial Inc. Class A	3,628,799	114,089,441
First American Financial Corp.	1,393,674	37,002,045
Hanover Insurance Group Inc. (The)	577,911	35,506,852
HCC Insurance Holdings Inc.	1,309,587	59,573,113
Kemper Corp.	673,651	26,386,910
Mercury General Corp.	411,376	18,544,830
Old Republic International Corp.	3,178,376	52,125,366
Primerica Inc.	722,005	34,013,655
Protective Life Corp.	1,032,386	54,293,180
Reinsurance Group of America Inc.	929,417	74,009,476
RenaissanceRe Holdings Ltd.[b]	548,292	53,513,299
StanCorp Financial Group Inc.	572,603	38,249,880
W.R. Berkley Corp.	1,365,987	56,852,379

		1,058,886,706
INTERNET & CATALOG RETAIL — 0.13%
HSN Inc.	438,039	26,164,069

		26,164,069
INTERNET SOFTWARE & SERVICES — 1.16%
AOL Inc.[a]	1,046,214	45,792,787
Conversant Inc.a,[b]	825,362	23,233,940
Equinix Inc.a,[b]	648,782	119,920,865
Rackspace Hosting Inc.a,[b]	1,523,854	50,012,888

		238,960,480
IT SERVICES — 2.88%
Acxiom Corp.a,[b]	1,005,739	34,592,393
Broadridge Financial Solutions Inc.	1,567,708	58,224,675
Convergys Corp.	1,329,170	29,122,115
CoreLogic Inc.[a]	1,195,317	35,907,323
DST Systems Inc.	383,226	36,325,993
Gartner Inc.a,[b]	1,210,558	84,061,148
Global Payments Inc.	944,208	67,142,631
Jack Henry & Associates Inc.	1,122,008	62,563,166
Leidos Holdings Inc.	955,411	33,792,887

10

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value

ManTech International Corp. Class Ab	309,866	$9,113,159
NeuStar Inc. Class Aa,[b]	744,261	24,195,925
Science Applications International Corp.	550,191	20,571,641
VeriFone Systems Inc.[a]	1,455,654	49,230,218
WEX Inc.a,[b]	510,582	48,530,819

		593,374,093
LEISURE EQUIPMENT & PRODUCTS — 0.85%
Brunswick Corp.	1,213,515	54,960,094
Polaris Industries Inc.	863,053	120,577,135

		175,537,229
LIFE SCIENCES TOOLS & SERVICES — 1.34%
Bio-Rad Laboratories Inc. Class Aa	264,726	33,916,695
Charles River Laboratories International Inc.[a]	624,182	37,663,142
Covance Inc.a,[b]	743,040	77,201,856
Mettler-Toledo International Inc.[a]	385,975	90,966,588
TECHNE Corp.	434,972	37,133,560

		276,881,841
MACHINERY — 5.41%
AGCO Corp.	1,143,404	63,070,165
CLARCOR Inc.	660,370	37,872,220
Crane Co.	644,451	45,852,689
Donaldson Co. Inc.	1,753,984	74,368,922
Graco Inc.	798,725	59,696,707
Harsco Corp.	1,059,370	24,821,039
IDEX Corp.	1,062,332	77,433,379
ITT Corp.	1,198,076	51,229,730
Kennametal Inc.	1,029,653	45,613,628
Lincoln Electric Holdings Inc.	1,063,916	76,612,591
Nordson Corp.	794,460	56,001,485
Oshkosh Corp.	1,104,343	65,012,672
SPX Corp.	588,872	57,892,006
Terex Corp.	1,453,032	64,369,318
Timken Co. (The)	1,022,854	60,123,358
Trinity Industries Inc.	1,017,578	73,336,846
Valmont Industries Inc.[b]	352,318	52,439,011
Wabtec Corp.	1,260,677	97,702,467
Woodward Inc.	788,701	32,754,753

		1,116,202,986
MARINE — 0.37%
Kirby Corp.a,[b]	747,344	75,668,580

		75,668,580
MEDIA — 1.22%
AMC Networks Inc. Class Aa,[b]	778,647	56,911,309
Cinemark Holdings Inc.	1,360,305	39,462,448
DreamWorks Animation SKG Inc. Class Aa,[b]	945,461	25,101,990
John Wiley & Sons Inc. Class A	610,431	35,185,243
Lamar Advertising Co. Class Aa,[b]	861,769	43,941,601
Meredith Corp.	487,244	22,622,739
New York Times Co. (The) Class Ab	1,654,629	28,327,248

		251,552,578
METALS & MINING — 1.53%
Carpenter Technology Corp.	698,878	46,153,903

Security	Shares	Value

Commercial Metals Co.	1,540,470	$29,084,074
Compass Minerals International Inc.	441,238	36,410,960
Reliance Steel & Aluminum Co.	1,018,772	71,986,430
Royal Gold Inc.	856,312	53,622,257
Steel Dynamics Inc.	2,931,770	52,156,188
Worthington Industries Inc.	696,487	26,640,628

		316,054,440
MULTI-UTILITIES — 1.18%
Alliant Energy Corp.	1,457,041	82,774,499
Black Hills Corp.	586,039	33,785,148
MDU Resources Group Inc.	2,486,989	85,328,593
Vectren Corp.	1,079,817	42,533,992

		244,422,232
MULTILINE RETAIL — 0.31%
Big Lots Inc.a,[b]	767,156	29,052,198
J.C. Penney Co. Inc.a,[b]	3,990,312	34,396,489

		63,448,687
OIL, GAS & CONSUMABLE FUELS — 3.08%
Alpha Natural Resources Inc.a,[b]	2,932,961	12,465,084
Bill Barrett Corp.a,[b]	647,750	16,582,400
Cimarex Energy Co.	1,142,628	136,098,421
Energen Corp.	954,914	77,166,600
Gulfport Energy Corp.a,[b]	1,118,422	79,609,278
HollyFrontier Corp.	2,612,884	124,321,021
Rosetta Resources Inc.a,[b]	807,737	37,624,390
SM Energy Co.	879,260	62,682,445
World Fuel Services Corp.[b]	941,979	41,541,274
WPX Energy Inc.a,[b]	2,656,423	47,895,307

		635,986,220
PAPER & FOREST PRODUCTS — 0.38%
Domtar Corp.	427,691	47,995,484
Louisiana-Pacific Corp.[a]	1,859,868	31,375,973

		79,371,457
PHARMACEUTICALS — 1.25%
Endo International PLC[a]	1,805,518	123,948,811
Mallinckrodt PLC[a]	761,537	48,289,061
Salix Pharmaceuticals Ltd.a,[b]	831,693	86,171,712

		258,409,584
PROFESSIONAL SERVICES — 1.11%
Corporate Executive Board Co. (The)	442,880	32,874,982
FTI Consulting Inc.a,[b]	533,893	17,799,993
Manpowergroup Inc.	1,043,982	82,297,101
Towers Watson & Co. Class A	842,844	96,126,358

		229,098,434
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.03%
Alexandria Real Estate Equities Inc.	940,212	68,221,783
American Campus Communities Inc.	1,376,304	51,404,954
BioMed Realty Trust Inc.	2,525,288	51,743,151
BRE Properties Inc. Class A	1,016,666	63,826,292
Camden Property Trust	1,120,941	75,484,167

11

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value

Corporate Office Properties Trust[b]	1,149,118	$30,612,504
Corrections Corp. of America	1,522,813	47,694,503
Duke Realty Corp.	4,292,130	72,451,154
Equity One Inc.	828,410	18,506,679
Essex Property Trust Inc.	506,860	86,191,543
Extra Space Storage Inc.	1,444,860	70,090,159
Federal Realty Investment Trust	877,541	100,671,504
Highwoods Properties Inc.	1,180,166	45,330,176
Home Properties Inc.	750,762	45,135,811
Hospitality Properties Trust	1,959,264	56,270,062
Kilroy Realty Corp.	1,077,536	63,122,059
Liberty Property Trust	1,921,937	71,034,792
Mack-Cali Realty Corp.[b]	1,168,636	24,295,942
Mid-America Apartment Communities Inc.	984,636	67,221,100
National Retail Properties Inc.[b]	1,602,439	54,995,707
Omega Healthcare Investors Inc.[b]	1,628,172	54,576,325
Potlatch Corp.	531,310	20,556,384
Rayonier Inc.	1,658,475	76,140,587
Realty Income Corp.[b]	2,882,163	117,765,180
Regency Centers Corp.	1,210,846	61,825,797
Senior Housing Properties Trust	2,475,379	55,621,766
SL Green Realty Corp.	1,241,615	124,931,301
Taubman Centers Inc.	828,291	58,634,720
UDR Inc.	3,302,093	85,293,062
Weingarten Realty Investors	1,472,296	44,168,880

		1,863,818,044
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
Alexander & Baldwin Inc.	560,907	23,872,202
Jones Lang LaSalle Inc.	583,622	69,159,207

		93,031,409
ROAD & RAIL — 1.38%
Con-way Inc.	750,159	30,816,532
Genesee & Wyoming Inc. Class Aa	668,700	65,077,884
J.B. Hunt Transport Services Inc.	1,201,055	86,379,876
Landstar System Inc.	598,329	35,433,043
Old Dominion Freight Line Inc.[a]	915,302	51,934,235
Werner Enterprises Inc.	606,492	15,471,611

		285,113,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.74%
Advanced Micro Devices Inc.a,[b]	8,134,028	32,617,452
Atmel Corp.[a]	5,594,942	46,773,715
Cree Inc.a,[b]	1,597,427	90,350,471
Cypress Semiconductor Corp.[a]	1,869,249	19,197,187
Fairchild Semiconductor International Inc.a,[b]	1,645,911	22,697,113
Integrated Device Technology Inc.a,[b]	1,800,142	22,015,737
International Rectifier Corp.[a]	934,772	25,612,753
Intersil Corp. Class A	1,672,834	21,613,015
RF Micro Devices Inc.[a]	3,720,438	29,317,052
Semtech Corp.a,[b]	901,336	22,839,854
Silicon Laboratories Inc.[a]	519,681	27,153,332
Skyworks Solutions Inc.[a]	2,483,983	93,199,042
SunEdison Inc.a,[b]	3,222,411	60,710,223
Teradyne Inc.a,[b]	2,541,813	50,556,661

		564,653,607
SOFTWARE — 4.27%
ACI Worldwide Inc.[a]	507,079	30,014,006

Security	Shares	Value

Advent Software Inc.	535,015	$15,708,040
ANSYS Inc.[a]	1,215,311	93,603,253
Cadence Design Systems Inc.a,[b]	3,795,681	58,984,883
CommVault Systems Inc.a,[b]	585,128	38,004,064
Compuware Corp.	2,865,592	30,088,716
Concur Technologies Inc.a,[b]	623,969	61,816,609
FactSet Research Systems Inc.[b]	521,990	56,275,742
Fair Isaac Corp.	459,043	25,394,259
Fortinet Inc.[a]	1,795,117	39,546,427
Informatica Corp.[a]	1,435,332	54,226,843
Mentor Graphics Corp.	1,278,745	28,157,965
MICROS Systems Inc.a,[b]	990,026	52,402,076
PTC Inc.[a]	1,557,456	55,180,666
Rovi Corp.[a]	1,298,859	29,588,008
SolarWinds Inc.[a]	857,030	36,535,189
Solera Holdings Inc.	905,902	57,379,833
Synopsys Inc.[a]	2,023,596	77,726,322
TIBCO Software Inc.[a]	1,999,623	40,632,339

		881,265,240
SPECIALTY RETAIL — 3.96%
Aaron’s Inc.	943,630	28,535,371
Abercrombie & Fitch Co. Class A	1,004,118	38,658,543
Advance Auto Parts Inc.	957,686	121,147,279
American Eagle Outfitters Inc.	2,235,100	27,357,624
ANN INC.a,[b]	602,759	25,002,443
Ascena Retail Group Inc.[a]	1,696,710	29,319,149
Cabela’s Inc.a,[b]	611,306	40,046,656
Chico’s FAS Inc.	2,092,783	33,547,311
CST Brands Inc.	995,838	31,109,979
Dick’s Sporting Goods Inc.	1,338,016	73,069,054
Foot Locker Inc.	1,927,100	90,535,158
Guess? Inc.	779,793	21,522,287
Murphy USA Inc.a,[b]	583,517	23,684,955
Office Depot Inc.a,[b]	6,335,731	26,166,569
Rent-A-Center Inc.[b]	696,736	18,533,178
Signet Jewelers Ltd.	1,053,417	111,514,724
Williams-Sonoma Inc.	1,151,702	76,749,421

		816,499,701
TEXTILES, APPAREL & LUXURY GOODS — 1.80%
Carter’s Inc.	703,753	54,646,420
Deckers Outdoor Corp.a,[b]	455,424	36,310,956
Hanesbrands Inc.	1,306,177	99,896,417
Kate Spade & Co.a,[b]	1,618,457	60,028,570
Under Armour Inc. Class Aa,[b]	1,056,210	121,083,914

		371,966,277
THRIFTS & MORTGAGE FINANCE — 0.68%
Astoria Financial Corp.	1,110,620	15,348,768
New York Community Bancorp Inc.[b]	5,803,802	93,267,098
Washington Federal Inc.	1,351,048	31,479,419

		140,095,285
TOBACCO — 0.08%
Universal Corp.[b]	304,336	17,009,339

		17,009,339

12

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2014

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.20%
GATX Corp.	605,329	$41,089,733
MSC Industrial Direct Co. Inc. Class A	619,520	53,600,870
United Rentals Inc.a,[b]	1,224,158	116,221,560
Watsco Inc.	356,813	35,649,187

		246,561,350
WATER UTILITIES — 0.28%
Aqua America Inc.	2,325,329	58,295,998

		58,295,998
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Telephone & Data Systems Inc.	1,301,571	34,114,176

		34,114,176

TOTAL COMMON STOCKS
(Cost: $17,462,155,323)		20,613,750,520

SHORT-TERM INVESTMENTS — 9.80%

MONEY MARKET FUNDS — 9.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d],[e]	1,905,930,120	1,905,930,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%c,[d],e	99,300,082	99,300,082
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%c,[d]	18,094,924	18,094,924

		2,023,325,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,023,325,126)		2,023,325,126

TOTAL INVESTMENTS IN SECURITIES — 109.67%
(Cost: $19,485,480,449)		22,637,075,646
Other Assets, Less Liabilities — (9.67)%		(1,996,021,087)

NET ASSETS — 100.00%		$20,641,054,559

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of March 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
164	E-mini S&P MidCap 400 (Jun. 2014)	Chicago Mercantile	$22,548,360	$159,658

See notes to financial statements.

13

Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.62%
AAR Corp.	819,836	$21,274,744
AeroVironment Inc.[a]	409,268	16,473,037
American Science and Engineering Inc.	163,953	11,012,723
Cubic Corp.	433,225	22,124,801
Curtiss-Wright Corp.	992,890	63,088,231
Engility Holdings Inc.[a]	357,954	16,125,828
GenCorp Inc.a,[b]	1,267,255	23,152,749
Moog Inc. Class Aa	937,250	61,399,247
National Presto Industries Inc.	102,475	7,997,149
Orbital Sciences Corp.[a]	1,252,967	34,957,779
Taser International Inc.a,[b]	1,074,660	19,655,531
Teledyne Technologies Inc.[a]	777,148	75,639,815

		372,901,634
AIR FREIGHT & LOGISTICS — 0.54%
Atlas Air Worldwide Holdings Inc.a,[b]	519,308	18,315,993
Forward Air Corp.	634,554	29,259,285
Hub Group Inc. Class Aa,[b]	721,190	28,840,388

		76,415,666
AIRLINES — 0.33%
Allegiant Travel Co.	303,897	34,015,191
SkyWest Inc.	1,067,427	13,620,369

		47,635,560
AUTO COMPONENTS — 0.64%
Dorman Products Inc.[a]	627,184	37,041,487
Drew Industries Inc.	456,846	24,761,053
Spartan Motors Inc.	707,779	3,637,984
Standard Motor Products Inc.	428,842	15,339,679
Superior Industries International Inc.	480,172	9,838,724

		90,618,927
AUTOMOBILES — 0.11%
Winnebago Industries Inc.a,[b]	575,205	15,754,865

		15,754,865
BEVERAGES — 0.31%
Boston Beer Co. Inc. (The) Class Aa,[b]	183,049	44,797,582

		44,797,582
BIOTECHNOLOGY — 0.69%
Acorda Therapeutics Inc.a,[b]	855,730	32,440,724
ArQule Inc.[a]	1,133,531	2,323,738
Emergent BioSolutions Inc.a,[b]	595,300	15,043,231
Ligand Pharmaceuticals Inc. Class Ba,[b]	426,214	28,667,154
Momenta Pharmaceuticals Inc.[a]	955,198	11,128,057
Spectrum Pharmaceuticals Inc.[a]	1,118,093	8,765,849

		98,368,753

Security	Shares	Value

BUILDING PRODUCTS — 0.95%
AAON Inc.	579,499	$16,150,637
American Woodmark Corp.[a]	251,121	8,452,733
Apogee Enterprises Inc.	597,015	19,838,808
Gibraltar Industries Inc.[a]	599,383	11,310,357
Griffon Corp.	911,163	10,879,286
Quanex Building Products Corp.	769,548	15,914,253
Simpson Manufacturing Co. Inc.	846,730	29,914,971
Universal Forest Products Inc.	412,741	22,841,087

		135,302,132
CAPITAL MARKETS — 1.79%
Calamos Asset Management Inc. Class A	396,842	5,131,167
Evercore Partners Inc. Class A	717,407	39,636,737
Financial Engines Inc.[b]	1,054,496	53,547,307
FXCM Inc. Class A	783,315	11,569,562
HFF Inc. Class A	687,879	23,119,613
Investment Technology Group Inc.[a]	753,405	15,218,781
Piper Jaffray Companies Inc.[a]	330,271	15,126,412
Stifel Financial Corp.a,[b]	1,253,797	62,388,939
SWS Group Inc.[a]	602,450	4,506,326
Virtus Investment Partners Inc.a,[b]	145,291	25,160,042

		255,404,886
CHEMICALS — 2.95%
A. Schulman Inc.	601,882	21,824,241
American Vanguard Corp.	520,593	11,270,838
Balchem Corp.	625,097	32,580,056
Calgon Carbon Corp.a,[b]	1,112,739	24,291,092
Flotek Industries Inc.a,[b]	942,628	26,252,190
FutureFuel Corp.	471,785	9,577,235
H.B. Fuller Co.	1,034,504	49,945,853
Hawkins Inc.	195,005	7,164,484
Innophos Holdings Inc.	462,044	26,197,895
Koppers Holdings Inc.	422,224	17,408,296
Kraton Performance Polymers Inc.[a]	675,266	17,651,453
LSB Industries Inc.a,[b]	397,273	14,865,956
OM Group Inc.	663,190	22,031,172
PolyOne Corp.	1,957,281	71,753,921
Quaker Chemical Corp.	273,511	21,560,872
Stepan Co.	393,888	25,429,409
Tredegar Corp.	522,980	12,033,770
Zep Inc.	479,315	8,483,876

		420,322,609
COMMERCIAL BANKS — 7.73%
Bank of the Ozarks Inc.	671,026	45,670,030
Banner Corp.	404,706	16,677,934
BBCN Bancorp Inc.	1,643,960	28,177,474
Boston Private Financial Holdings Inc.	1,656,464	22,411,958
Cardinal Financial Corp.	659,216	11,753,821
City Holding Co.[b]	326,093	14,628,532
Columbia Banking System Inc.	1,061,042	30,260,918
Community Bank System Inc.	838,281	32,709,725
CVB Financial Corp.	1,946,715	30,952,769
F.N.B. Corp.	3,424,684	45,890,766
First Bancorp (Puerto Rico)a,[b]	2,067,180	11,245,459
First Commonwealth Financial Corp.	1,953,608	17,660,616
First Financial Bancorp	1,191,581	21,424,626
First Financial Bankshares Inc.	628,557	38,838,537

14

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

First Midwest Bancorp Inc.	1,558,110	$26,612,519
Glacier Bancorp Inc.	1,538,433	44,722,247
Hanmi Financial Corp.	658,923	15,352,906
Home Bancshares Inc.	983,418	33,849,248
Independent Bank Corp. (Massachusetts)	491,794	19,361,930
MB Financial Inc.	1,136,792	35,195,080
National Penn Bancshares Inc.	2,305,068	24,087,961
NBT Bancorp Inc.	906,603	22,175,509
Old National Bancorp	2,067,684	30,829,168
PacWest Bancorp[b]	823,667	35,425,918
Pinnacle Financial Partners Inc.	687,682	25,781,198
PrivateBancorp Inc.	1,349,704	41,179,469
S&T Bancorp Inc.	617,471	14,634,063
Simmons First National Corp. Class A	336,919	12,556,971
Sterling Bancorp	1,633,687	20,682,477
Susquehanna Bancshares Inc.	3,875,132	44,137,754
Taylor Capital Group Inc.a,[b]	317,116	7,585,415
Texas Capital Bancshares Inc.a,[b]	883,957	57,404,168
Tompkins Financial Corp.	243,613	11,927,292
UMB Financial Corp.	775,880	50,199,436
Umpqua Holdings Corp.	2,319,477	43,235,051
United Bankshares Inc.	546,997	16,749,048
United Community Banks Inc.[a]	803,086	15,587,899
ViewPoint Financial Group[b]	744,916	21,490,827
Wilshire Bancorp Inc.	1,409,104	15,641,054
Wintrust Financial Corp.	955,094	46,474,874

		1,101,182,647
COMMERCIAL SERVICES & SUPPLIES — 1.95%
ABM Industries Inc.	1,070,992	30,780,310
G&K Services Inc. Class A	410,306	25,098,418
Healthcare Services Group Inc.[b]	1,449,469	42,121,569
Interface Inc.	1,212,996	24,927,068
Mobile Mini Inc.	846,053	36,684,858
Tetra Tech Inc.a,[b]	1,342,850	39,734,931
UniFirst Corp.	314,897	34,619,776
United Stationers Inc.	819,509	33,657,235
Viad Corp.	422,201	10,149,712

		277,773,877
COMMUNICATIONS EQUIPMENT — 1.72%
ARRIS Group Inc.a,[b]	2,440,189	68,764,526
Bel Fuse Inc. Class B	205,993	4,511,247
Black Box Corp.	330,110	8,034,877
CalAmp Corp.a,[b]	691,982	19,285,538
Comtech Telecommunications Corp.	319,200	10,169,712
Digi International Inc.[a]	541,837	5,499,646
Harmonic Inc.a,[b]	2,046,865	14,614,616
Ixiaa,[b]	1,168,318	14,603,975
NETGEAR Inc.a,[b]	754,803	25,459,505
Oplink Communications Inc.[a]	375,016	6,735,287
PCTEL Inc.	370,105	3,231,017
Procera Networks Inc.a,[b]	432,389	4,492,522
ViaSat Inc.a,[b]	875,302	60,430,850

		245,833,318
COMPUTERS & PERIPHERALS — 0.57%
Electronics For Imaging Inc.[a]	970,774	42,044,222
Intevac Inc.[a]	508,697	4,934,361
QLogic Corp.[a]	1,801,173	22,964,956

Security	Shares	Value

Super Micro Computer Inc.a,[b]	686,966	$11,932,599

		81,876,138
CONSTRUCTION & ENGINEERING — 0.88%
Aegion Corp.a,[b]	787,185	19,923,652
Comfort Systems USA Inc.	774,407	11,801,963
Dycom Industries Inc.[a]	699,196	22,101,586
EMCOR Group Inc.	1,382,473	64,685,912
Orion Marine Group Inc.[a]	573,034	7,203,037

		125,716,150
CONSTRUCTION MATERIALS — 0.42%
Headwaters Inc.[a]	1,518,224	20,055,739
Texas Industries Inc.a,[b]	443,901	39,782,408

		59,838,147
CONSUMER FINANCE — 1.20%
Cash America International Inc.	582,339	22,548,166
Encore Capital Group Inc.a,[b]	485,721	22,197,450
EZCORP Inc. Class A NVSa,[b]	1,128,026	12,171,401
First Cash Financial Services Inc.a,[b]	597,977	30,173,919
Green Dot Corp. Class Aa,[b]	452,649	8,840,235
Portfolio Recovery Associates Inc.a,[b]	1,030,927	59,649,436
World Acceptance Corp.a,[b]	213,320	16,016,066

		171,596,673
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	549,362	10,943,291

		10,943,291
DISTRIBUTORS — 0.44%
Pool Corp.	929,995	57,027,293
VOXX International Corp.a,[b]	408,048	5,582,097

		62,609,390
DIVERSIFIED CONSUMER SERVICES — 0.83%
American Public Education Inc.a,[b]	363,763	12,760,806
Capella Education Co.[b]	228,968	14,459,329
Career Education Corp.a,[b]	1,204,969	8,989,069
Hillenbrand Inc.	1,303,470	42,141,185
ITT Educational Services Inc.a,[b]	378,676	10,860,428
Regis Corp.	910,130	12,468,781
Strayer Education Inc.[a]	225,409	10,465,740
Universal Technical Institute Inc.	440,134	5,699,735

		117,845,073
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Interactive Brokers Group Inc. Class A	996,663	21,597,687
MarketAxess Holdings Inc.	779,556	46,165,307

		67,762,994
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.44%
8x8 Inc.[a]	1,689,634	18,264,943
Atlantic Tele-Network Inc.	205,900	13,572,928
Cbeyond Inc.[a]	583,055	4,227,149
Cincinnati Bell Inc.[a]	4,318,991	14,943,709

15

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

General Communication Inc. Class Aa	642,645	$7,332,579
Lumos Networks Corp.	373,032	4,987,438

		63,328,746
ELECTRIC UTILITIES — 1.16%
ALLETE Inc.	786,770	41,242,484
El Paso Electric Co.	836,880	29,901,722
UIL Holdings Corp.	1,167,337	42,969,675
UNS Energy Corp.	860,377	51,648,431

		165,762,312
ELECTRICAL EQUIPMENT — 1.31%
AZZ Inc.	528,586	23,617,223
Brady Corp. Class A	971,649	26,380,270
Encore Wire Corp.	386,276	18,738,249
EnerSys Inc.	974,125	67,497,121
Franklin Electric Co. Inc.	809,159	34,405,441
Powell Industries Inc.	192,328	12,462,854
Vicor Corp.[a]	388,935	3,967,137

		187,068,295
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.51%
Agilysys Inc.a,[b]	301,529	4,040,489
Anixter International Inc.	551,858	56,024,624
Badger Meter Inc.	298,784	16,462,998
Belden Inc.	898,091	62,507,134
Benchmark Electronics Inc.[a]	1,111,748	25,181,092
Checkpoint Systems Inc.[a]	860,384	11,546,353
Cognex Corp.[a]	1,704,562	57,716,469
Coherent Inc.[a]	513,218	33,538,796
CTS Corp.	698,175	14,577,894
Daktronics Inc.	797,706	11,478,989
DTS Inc.a,[b]	373,494	7,380,241
Electro Scientific Industries Inc.	531,272	5,233,029
FARO Technologies Inc.[a]	354,993	18,814,629
FEI Co.	872,009	89,834,367
II-VI Inc.a,[b]	1,127,920	17,403,806
Insight Enterprises Inc.a,[b]	860,085	21,596,734
Littelfuse Inc.	464,121	43,460,290
Measurement Specialties Inc.a,[b]	312,522	21,204,618
Mercury Systems Inc.[a]	688,856	9,099,788
Methode Electronics Inc.	736,277	22,574,253
MTS Systems Corp.	316,585	21,682,907
Newport Corp.[a]	812,679	16,806,202
OSI Systems Inc.a,[b]	388,021	23,226,937
Park Electrochemical Corp.	432,449	12,917,252
Plexus Corp.a,[b]	700,237	28,058,496
Rofin-Sinar Technologies Inc.a,[b]	584,294	13,999,684
Rogers Corp.[a]	367,309	22,927,428
Sanmina Corp.a,[b]	1,712,895	29,890,018
ScanSource Inc.[a]	589,358	24,028,126
SYNNEX Corp.a,[b]	545,254	33,047,845
TTM Technologies Inc.a,[b]	1,135,215	9,592,567

		785,854,055
ENERGY EQUIPMENT & SERVICES — 2.45%
Basic Energy Services Inc.a,[b]	553,805	15,179,795
Bristow Group Inc.	749,400	56,594,688
C&J Energy Services Inc.a,[b]	950,652	27,721,012
ERA Group Inc.[a]	390,151	11,435,326

Security	Shares	Value

Exterran Holdings Inc.[b]	1,212,465	$53,202,964
Geospace Technologies Corp.a,[b]	271,544	17,968,066
Gulf Island Fabrication Inc.	256,061	5,533,478
Hornbeck Offshore Services Inc.a,[b]	671,922	28,093,059
ION Geophysical Corp.a,[b]	2,640,523	11,116,602
Matrix Service Co.[a]	543,284	18,352,134
Newpark Resources Inc.[a]	1,789,861	20,493,908
Pioneer Energy Services Corp.[a]	1,299,088	16,823,190
SEACOR Holdings Inc.[a]	391,659	33,847,171
Tesco Corp.[a]	650,090	12,026,665
TETRA Technologies Inc.a,[b]	1,635,556	20,935,117

		349,323,175
FOOD & STAPLES RETAILING — 0.73%
Andersons Inc. (The)	546,137	32,353,156
Casey’s General Stores Inc.	795,262	53,751,759
Spartan Stores Inc.	779,878	18,100,968

		104,205,883
FOOD PRODUCTS — 2.18%
Annie’s Inc.a,[b]	350,854	14,100,822
B&G Foods Inc. Class A	1,109,778	33,415,416
Cal-Maine Foods Inc.	309,942	19,458,159
Calavo Growers Inc.[b]	286,399	10,190,076
Darling International Inc.[a]	3,391,815	67,904,136
Diamond Foods Inc.[a]	454,177	15,864,403
J&J Snack Foods Corp.	301,428	28,928,045
Sanderson Farms Inc.	419,560	32,931,264
Seneca Foods Corp. Class Aa	147,593	4,646,228
Snyders-Lance Inc.	1,013,315	28,565,350
TreeHouse Foods Inc.a,[b]	754,422	54,310,840

		310,314,739
GAS UTILITIES — 1.71%
Laclede Group Inc. (The)	630,466	29,726,472
New Jersey Resources Corp.	871,191	43,385,312
Northwest Natural Gas Co.	559,845	24,638,778
Piedmont Natural Gas Co.	1,611,341	57,025,358
South Jersey Industries Inc.	676,917	37,968,275
Southwest Gas Corp.	960,858	51,357,860

		244,102,055
HEALTH CARE EQUIPMENT & SUPPLIES — 3.28%
Abaxis Inc.[a]	434,524	16,894,293
ABIOMED Inc.a,[b]	728,427	18,968,239
Analogic Corp.	257,530	21,145,788
Anika Therapeutics Inc.[a]	236,066	9,702,313
Cantel Medical Corp.	690,913	23,297,586
CONMED Corp.	563,326	24,476,515
CryoLife Inc.	522,063	5,199,748
Cyberonics Inc.a,[b]	499,611	32,599,618
Cynosure Inc. Class Aa,[b]	405,118	11,869,957
Greatbatch Inc.[a]	509,637	23,402,531
Haemonetics Corp.a,[b]	1,072,797	34,962,454
ICU Medical Inc.a,[b]	277,665	16,626,580
Integra LifeSciences Holdings Corp.a,[b]	486,273	22,363,695
Invacare Corp.	598,430	11,412,060
Meridian Bioscience Inc.[b]	860,990	18,760,972
Merit Medical Systems Inc.[a]	844,845	12,081,284
Natus Medical Inc.[a]	578,063	14,914,025

16

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

Neogen Corp.a,[b]	754,998	$33,937,160
NuVasive Inc.[a]	949,540	36,471,831
SurModics Inc.a,[b]	279,337	6,313,016
Symmetry Medical Inc.[a]	786,493	7,912,120
West Pharmaceutical Services Inc.	1,451,989	63,960,116

		467,271,901
HEALTH CARE PROVIDERS & SERVICES — 3.28%
Air Methods Corp.[a]	727,641	38,877,859
Almost Family Inc.[a]	174,542	4,031,920
Amedisys Inc.a,[b]	677,861	10,093,350
AMN Healthcare Services Inc.[a]	955,571	13,129,546
AmSurg Corp.[a]	667,464	31,424,205
Bio-Reference Laboratories Inc.a,[b]	511,222	14,150,625
Centene Corp.a,[b]	1,189,892	74,070,777
Chemed Corp.[b]	364,840	32,634,938
CorVel Corp.[a]	235,751	11,730,970
Cross Country Healthcare Inc.[a]	562,981	4,543,257
Ensign Group Inc. (The)	406,382	17,734,510
Gentiva Health Services Inc.[a]	598,273	5,456,250
Hanger Inc.a,[b]	718,899	24,212,518
Healthways Inc.a,[b]	726,823	12,457,746
IPC The Hospitalist Co. Inc.a,[b]	350,425	17,198,859
Kindred Healthcare Inc.	1,119,318	26,214,428
Landauer Inc.	198,462	8,996,282
LHC Group Inc.a,[b]	253,042	5,582,106
Magellan Health Services Inc.[a]	568,128	33,718,397
Molina Healthcare Inc.a,[b]	588,569	22,106,652
MWI Veterinary Supply Inc.a,[b]	265,672	41,343,877
PharMerica Corp.[a]	611,135	17,099,557

		466,808,629
HEALTH CARE TECHNOLOGY — 0.84%
Computer Programs and Systems Inc.	218,535	14,117,361
HealthStream Inc.a,[b]	426,324	11,382,851
Medidata Solutions Inc.a,[b]	1,051,169	57,120,523
Omnicell Inc.[a]	738,217	21,127,770
Quality Systems Inc.	909,770	15,356,918

		119,105,423
HOTELS, RESTAURANTS & LEISURE — 3.30%
Biglari Holdings Inc.[a]	30,365	14,802,634
BJ’s Restaurants Inc.a,[b]	515,702	16,868,613
Boyd Gaming Corp.a,[b]	1,563,719	20,641,091
Buffalo Wild Wings Inc.a,[b]	388,299	57,817,721
Cracker Barrel Old Country Store Inc.	492,312	47,872,419
DineEquity Inc.	335,101	26,161,335
Interval Leisure Group Inc.	821,136	21,464,495
Jack in the Box Inc.[a]	865,769	51,028,425
Marcus Corp. (The)	376,941	6,294,915
Marriott Vacations Worldwide Corp.[a]	618,474	34,578,881
Monarch Casino & Resort Inc.[a]	203,109	3,763,610
Multimedia Games Holding Co. Inc.a,[b]	613,103	17,804,511
Papa John’s International Inc.	641,176	33,411,681
Pinnacle Entertainment Inc.a,[b]	1,087,506	25,773,892
Red Robin Gourmet Burgers Inc.a,[b]	270,809	19,411,589
Ruby Tuesday Inc.a,[b]	1,205,335	6,761,929
Ruth’s Hospitality Group Inc.	744,380	8,999,554
Sonic Corp.a,[b]	1,082,449	24,669,013
Texas Roadhouse Inc.	1,230,403	32,088,910

		470,215,218

Security	Shares	Value

HOUSEHOLD DURABLES — 1.60%
Blyth Inc.[b]	185,209	$1,987,293
Ethan Allen Interiors Inc.[b]	540,692	13,760,611
Helen of Troy Ltd.[a]	552,013	38,215,860
iRobot Corp.a,[b]	599,001	24,588,991
La-Z-Boy Inc.	1,083,025	29,349,978
M/I Homes Inc.a,[b]	508,613	11,403,103
Meritage Homes Corp.[a]	759,376	31,802,667
Ryland Group Inc. (The)	961,857	38,406,950
Standard-Pacific Corp.a,[b]	3,105,471	25,806,464
Universal Electronics Inc.[a]	322,184	12,368,644

		227,690,561
HOUSEHOLD PRODUCTS — 0.21%
Central Garden & Pet Co. Class Aa	876,704	7,250,342
WD-40 Co.	296,586	23,006,176

		30,256,518
INSURANCE — 1.99%
Amerisafe Inc.	384,113	16,866,402
eHealth Inc.a,[b]	385,666	19,591,833
Employers Holdings Inc.	648,196	13,113,005
HCI Group Inc.[b]	211,121	7,684,804
Horace Mann Educators Corp.	836,017	24,244,493
Infinity Property and Casualty Corp.	238,476	16,128,132
Meadowbrook Insurance Group Inc.	971,573	5,664,271
Navigators Group Inc. (The)[a]	220,026	13,507,396
ProAssurance Corp.	1,249,892	55,657,691
RLI Corp.	711,432	31,473,752
Safety Insurance Group Inc.	265,311	14,286,997
Selective Insurance Group Inc.	1,154,295	26,918,159
Stewart Information Services Corp.	435,767	15,308,495
Tower Group International Ltd.[b]	820,333	2,214,899
United Fire Group Inc.	447,739	13,588,879
Universal Insurance Holdings Inc.	591,033	7,506,119

		283,755,327
INTERNET & CATALOG RETAIL — 0.25%
Blue Nile Inc.a,[b]	267,214	9,299,047
FTD Companies Inc.a,[b]	387,132	12,314,669
NutriSystem Inc.	597,501	9,004,340
PetMed Express Inc.	421,743	5,655,574

		36,273,630
INTERNET SOFTWARE & SERVICES — 2.12%
Blucora Inc.[a]	872,233	17,174,268
comScore Inc.[a]	665,785	21,831,090
Dealertrack Technologies Inc.a,[b]	909,375	44,732,156
Dice Holdings Inc.a,[b]	775,282	5,783,604
Digital River Inc.[a]	584,611	10,189,770
j2 Global Inc.[b]	919,379	46,014,919
Liquidity Services Inc.a,[b]	534,430	13,921,902
LivePerson Inc.a,[b]	1,027,572	12,402,794
LogMeIn Inc.a,[b]	470,525	21,121,867
Monster Worldwide Inc.a,[b]	1,986,607	14,859,820
NIC Inc.	1,237,820	23,902,304
OpenTable Inc.a,[b]	484,801	37,295,741
Perficient Inc.[a]	702,078	12,721,653
QuinStreet Inc.a,[b]	593,913	3,943,582

17

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

Stamps.com Inc.[a]	305,826	$10,263,521
XO Group Inc.a,[b]	523,603	5,309,335

		301,468,326
IT SERVICES — 2.02%
CACI International Inc. Class Aa,[b]	485,170	35,805,546
Cardtronics Inc.a,[b]	919,932	35,739,358
CIBER Inc.[a]	1,418,117	6,494,976
CSG Systems International Inc.	701,995	18,279,950
ExlService Holdings Inc.a,[b]	633,707	19,587,883
Forrester Research Inc.	262,544	9,412,202
Heartland Payment Systems Inc.	759,444	31,478,954
Higher One Holdings Inc.a,[b]	676,249	4,889,280
iGATE Corp.[a]	606,477	19,128,285
MAXIMUS Inc.	1,401,822	62,885,735
Sykes Enterprises Inc.[a]	812,269	16,139,785
TeleTech Holdings Inc.a,[b]	397,879	9,752,014
Virtusa Corp.[a]	536,707	17,985,052

		287,579,020
LEISURE EQUIPMENT & PRODUCTS — 0.39%
Arctic Cat Inc.	273,080	13,050,493
Callaway Golf Co.[b]	1,599,168	16,343,497
JAKKS Pacific Inc.[b]	358,597	2,589,071
Sturm, Ruger & Co. Inc.[b]	400,614	23,956,717

		55,939,778
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Affymetrix Inc.a,[b]	1,497,450	10,676,818
Cambrex Corp.a,[b]	627,436	11,839,717
Luminex Corp.a,[b]	776,887	14,069,424
PAREXEL International Corp.a,[b]	1,169,088	63,235,970

		99,821,929
MACHINERY — 3.50%
Actuant Corp. Class Ab	1,503,887	51,357,741
Albany International Corp. Class A	585,079	20,793,708
Astec Industries Inc.	389,724	17,112,781
Barnes Group Inc.	975,967	37,545,451
Briggs & Stratton Corp.[b]	973,961	21,670,632
CIRCOR International Inc.	364,441	26,724,459
EnPro Industries Inc.a,[b]	438,593	31,872,553
ESCO Technologies Inc.	549,579	19,339,685
Federal Signal Corp.[a]	1,300,209	19,373,114
John Bean Technologies Corp.	564,971	17,457,604
Lindsay Corp.[b]	267,013	23,545,206
Lydall Inc.[a]	348,715	7,975,112
Mueller Industries Inc.	1,171,082	35,120,749
Standex International Corp.	264,273	14,159,747
Tennant Co.	382,953	25,129,376
Titan International Inc.[b]	1,110,897	21,095,934
Toro Co. (The)	1,164,870	73,608,135
Watts Water Technologies Inc. Class A	591,648	34,723,821

		498,605,808
MARINE — 0.15%
Matson Inc.	888,011	21,924,992

		21,924,992

Security	Shares	Value

MEDIA — 0.75%
E.W. Scripps Co. (The) Class Aa,[b]	624,756	$11,070,676
Harte-Hanks Inc.	914,995	8,088,556
Live Nation Entertainment Inc.[a]	2,934,174	63,818,284
Scholastic Corp.	534,164	18,417,975
Sizmek Inc.a,[b]	483,970	5,144,601

		106,540,092
METALS & MINING — 1.97%
A.M. Castle & Co.a,[b]	354,235	5,203,712
AK Steel Holding Corp.a,[b]	2,828,122	20,419,041
AMCOL International Corp.	518,455	23,734,870
Century Aluminum Co.a,[b]	1,069,474	14,127,752
Gerber Scientific Inc. Escrowa,[c]	349,019	3,490
Globe Specialty Metals Inc.	1,324,494	27,575,965
Haynes International Inc.	257,070	13,881,780
Kaiser Aluminum Corp.	372,901	26,632,589
Materion Corp.	428,493	14,538,768
Olympic Steel Inc.	192,720	5,531,064
RTI International Metals Inc.a,[b]	633,744	17,605,408
Stillwater Mining Co.a,[b]	2,473,008	36,625,248
SunCoke Energy Inc.[a]	1,441,374	32,920,982
US Silica Holdings Inc.[b]	1,104,270	42,149,986

		280,950,655
MULTI-UTILITIES — 0.53%
Avista Corp.	1,243,136	38,102,118
NorthWestern Corp.	801,502	38,015,240

		76,117,358
MULTILINE RETAIL — 0.17%
Fred’s Inc. Class A	709,904	12,785,371
Tuesday Morning Corp.a,[b]	769,831	10,893,109

		23,678,480
OIL, GAS & CONSUMABLE FUELS — 2.16%
Approach Resources Inc.a,[b]	729,398	15,251,712
Arch Coal Inc.[b]	4,394,022	21,179,186
Carrizo Oil & Gas Inc.a,[b]	855,957	45,759,461
Cloud Peak Energy Inc.[a]	1,262,896	26,697,621
Comstock Resources Inc.	920,869	21,041,857
Contango Oil & Gas Co.[a]	316,651	15,116,919
Forest Oil Corp.a,[b]	2,485,647	4,747,586
Green Plains Renewable Energy Inc.	549,771	16,471,139
Northern Oil and Gas Inc.a,[b]	1,180,908	17,264,875
PDC Energy Inc.a,[b]	736,603	45,860,903
Penn Virginia Corp.a,[b]	1,099,639	19,232,686
PetroQuest Energy Inc.a,[b]	1,186,853	6,765,062
Stone Energy Corp.a,[b]	1,029,473	43,206,982
Swift Energy Co.a,[b]	900,946	9,694,179

		308,290,168
PAPER & FOREST PRODUCTS — 1.34%
Boise Cascade Co.a,[b]	651,576	18,661,136
Clearwater Paper Corp.a,[b]	432,942	27,132,475
Deltic Timber Corp.	230,757	15,052,279
KapStone Paper and Packaging Corp.[a]	1,660,239	47,881,293
Neenah Paper Inc.	336,294	17,393,126

18

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

P.H. Glatfelter Co.	893,345	$24,316,851
Schweitzer-Mauduit International Inc.	629,282	26,801,120
Wausau Paper Corp.	1,027,353	13,078,204

		190,316,484
PERSONAL PRODUCTS — 0.14%
Inter Parfums Inc.	353,527	12,801,213
Medifast Inc.a,[b]	248,903	7,240,588

		20,041,801
PHARMACEUTICALS — 1.54%
Akorn Inc.a,[b]	1,476,703	32,487,466
Hi-Tech Pharmacal Co. Inc.[a]	229,419	9,940,725
Impax Laboratories Inc.[a]	1,339,743	35,396,010
Medicines Co. (The)[a]	1,337,168	38,002,315
Prestige Brands Holdings Inc.[a]	1,070,677	29,175,948
Questcor Pharmaceuticals Inc.[b]	1,151,228	74,749,234

		219,751,698
PROFESSIONAL SERVICES — 1.53%
CDI Corp.	297,017	5,093,842
Exponent Inc.	270,729	20,320,919
Heidrick & Struggles International Inc.	334,816	6,719,757
Insperity Inc.	472,372	14,634,085
Kelly Services Inc. Class A	566,373	13,440,031
Korn/Ferry International[a]	1,025,522	30,529,790
Navigant Consulting Inc.[a]	1,017,534	18,987,184
On Assignment Inc.a,[b]	959,186	37,014,988
Resources Connection Inc.	813,674	11,464,667
TrueBlue Inc.[a]	850,898	24,897,275
WageWorks Inc.[a]	618,950	34,729,284

		217,831,822
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.02%
Acadia Realty Trust[b]	1,156,761	30,515,355
Agree Realty Corp.	311,169	9,462,649
American Assets Trust Inc.	658,304	22,211,177
Associated Estates Realty Corp.[b]	1,193,039	20,210,081
Capstead Mortgage Corp.[b]	1,803,352	22,830,436
Cedar Realty Trust Inc.	1,391,808	8,503,947
CoreSite Realty Corp.	444,128	13,767,968
Cousins Properties Inc.[b]	3,815,678	43,765,827
DiamondRock Hospitality Co.[b]	4,039,833	47,468,038
EastGroup Properties Inc.[b]	639,150	40,208,926
EPR Properties[b]	1,094,257	58,422,381
Franklin Street Properties Corp.[b]	1,807,147	22,770,052
GEO Group Inc. (The)	1,487,081	47,943,491
Getty Realty Corp.[b]	563,473	10,644,005
Government Properties Income Trust[b]	1,100,615	27,735,498
Healthcare Realty Trust Inc.[b]	1,984,140	47,916,981
Inland Real Estate Corp.[b]	1,737,416	18,329,739
Kite Realty Group Trust[b]	2,715,590	16,293,540
LaSalle Hotel Properties[b]	2,147,855	67,249,340
Lexington Realty Trust[b]	3,431,253	37,434,970
LTC Properties Inc.[b]	720,425	27,109,593
Medical Properties Trust Inc.[b]	3,519,921	45,019,790
Parkway Properties Inc.[b]	1,494,578	27,276,049
Pennsylvania Real Estate Investment Trust	1,416,449	25,566,904
Post Properties Inc.[b]	1,122,532	55,116,321
PS Business Parks Inc.	416,514	34,828,901

Security	Shares	Value

Sabra Healthcare REIT Inc.	804,933	$22,449,581
Saul Centers Inc.	263,572	12,482,770
Sovran Self Storage Inc.[b]	672,362	49,384,989
Tanger Factory Outlet Centers Inc.	1,971,354	68,997,390
Universal Health Realty Income Trust[b]	226,294	9,558,659
Urstadt Biddle Properties Inc. Class Ab	467,220	9,652,765

		1,001,128,113
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
Forestar Group Inc.a,[b]	720,998	12,833,764

		12,833,764
ROAD & RAIL — 0.73%
Arkansas Best Corp.	502,160	18,554,812
Heartland Express Inc.	1,033,577	23,451,862
Knight Transportation Inc.	1,251,492	28,947,010
Roadrunner Transportation Systems Inc.a,[b]	519,762	13,118,793
Saia Inc.a,[b]	507,312	19,384,392

		103,456,869
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.46%
Advanced Energy Industries Inc.a,[b]	780,290	19,117,105
ATMI Inc.[a]	684,362	23,275,151
Brooks Automation Inc.	1,382,575	15,111,545
Cabot Microelectronics Corp.[a]	505,254	22,231,176
CEVA Inc.a,[b]	459,299	8,065,290
Cirrus Logic Inc.a,[b]	1,290,455	25,641,341
Cohu Inc.	484,959	5,208,460
Diodes Inc.a,[b]	755,261	19,727,417
DSP Group Inc.[a]	471,151	4,070,745
Entropic Communications Inc.a,[b]	1,894,227	7,747,388
Exar Corp.a,[b]	986,707	11,791,149
GT Advanced Technologies Inc.a,[b]	2,798,120	47,707,946
Hittite Microwave Corp.[b]	648,711	40,894,741
Kopin Corp.[a]	1,314,029	4,967,030
Kulicke and Soffa Industries Inc.[a]	1,572,764	19,832,554
Micrel Inc.	937,172	10,383,866
Microsemi Corp.[a]	1,958,691	49,026,036
MKS Instruments Inc.	1,105,950	33,056,845
Monolithic Power Systems Inc.[a]	727,840	28,218,357
Nanometrics Inc.a,[b]	461,207	8,287,890
Pericom Semiconductor Corp.[a]	439,929	3,444,644
Power Integrations Inc.	625,519	41,146,640
Rubicon Technology Inc.a,[b]	464,641	5,245,797
Rudolph Technologies Inc.a,[b]	687,705	7,846,714
Sigma Designs Inc.[a]	646,936	3,079,415
Supertex Inc.[a]	217,155	7,161,772
Synaptics Inc.a,[b]	732,796	43,982,416
Tessera Technologies Inc.	990,098	23,396,016
TriQuint Semiconductor Inc.[a]	3,385,780	45,335,594
Ultratech Inc.a,[b]	577,342	16,852,613
Veeco Instruments Inc.a,[b]	823,809	34,542,311

		636,395,964
SOFTWARE — 2.70%
Blackbaud Inc.	948,262	29,680,601
Bottomline Technologies Inc.a,[b]	770,408	27,079,841
Ebix Inc.[b]	661,562	11,292,863
EPIQ Systems Inc.	628,174	8,562,012
Interactive Intelligence Group Inc.[a]	327,073	23,712,792

19

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

Security	Shares	Value

Manhattan Associates Inc.[a]	1,579,395	$55,326,207
MicroStrategy Inc. Class Aa,[b]	186,913	21,567,891
Monotype Imaging Holdings Inc.	807,906	24,350,287
NetScout Systems Inc.[a]	769,836	28,930,437
Progress Software Corp.a,[b]	1,068,208	23,286,934
Synchronoss Technologies Inc.a,[b]	629,658	21,590,973
Take-Two Interactive Software Inc.a,[b]	1,925,101	42,217,465
Tangoe Inc.a,[b]	705,910	13,122,867
Tyler Technologies Inc.[a]	599,033	50,127,081
Vasco Data Security International Inc.a,[b]	609,951	4,599,031

		385,447,282
SPECIALTY RETAIL — 4.54%
Aeropostale Inc.a,[b]	1,636,353	8,214,492
Barnes & Noble Inc.a,[b]	769,956	16,092,080
Big 5 Sporting Goods Corp.	372,682	5,981,546
Brown Shoe Co. Inc.	850,850	22,581,559
Buckle Inc. (The)[b]	580,258	26,575,816
Cato Corp. (The) Class A	558,648	15,105,842
Children’s Place Retail Stores Inc. (The)	460,533	22,939,149
Christopher & Banks Corp.[a]	763,310	5,045,479
Finish Line Inc. (The) Class A	1,015,229	27,502,554
Francesca’s Holdings Corp.a,[b]	872,666	15,830,161
Genesco Inc.[a]	492,818	36,749,438
Group 1 Automotive Inc.	436,481	28,659,343
Haverty Furniture Companies Inc.	418,143	12,418,847
Hibbett Sports Inc.a,[b]	534,150	28,245,852
Jos. A. Bank Clothiers Inc.a,[b]	577,104	37,107,787
Kirkland’s Inc.[a]	311,871	5,766,495
Lithia Motors Inc. Class A	466,406	30,997,343
Lumber Liquidators Holdings Inc.a,[b]	567,764	53,256,263
MarineMax Inc.a,[b]	513,061	7,793,397
Men’s Wearhouse Inc. (The)	931,988	45,648,772
Monro Muffler Brake Inc.[b]	617,955	35,149,280
Outerwall Inc.a,[b]	415,913	30,153,693
Pep Boys - Manny, Moe & Jack (The)[a]	1,102,932	14,029,295
Select Comfort Corp.a,[b]	1,135,076	20,522,174
Sonic Automotive Inc. Class A	706,420	15,880,322
Stage Stores Inc.	647,665	15,835,409
Stein Mart Inc.	587,275	8,227,723
Vitamin Shoppe Inc.a,[b]	629,735	29,925,007
Zale Corp.a,[b]	666,788	13,942,537
Zumiez Inc.a,[b]	458,918	11,124,172

		647,301,827
TEXTILES, APPAREL & LUXURY GOODS — 2.03%
Crocs Inc.[a]	1,833,583	28,603,895
G-III Apparel Group Ltd.a,[b]	342,021	24,481,863
Iconix Brand Group Inc.a,[b]	1,003,712	39,415,770
Movado Group Inc.	374,360	17,052,098
Oxford Industries Inc.	299,336	23,408,075
Perry Ellis International Inc.[a]	260,267	3,576,069
Quiksilver Inc.a,[b]	2,666,582	20,026,031
SKECHERS U.S.A. Inc. Class Aa	820,541	29,982,568
Steven Madden Ltd.a,[b]	1,202,134	43,252,781
Wolverine World Wide Inc.	2,083,014	59,470,050

		289,269,200
THRIFTS & MORTGAGE FINANCE — 0.89%
Bank Mutual Corp.	918,026	5,820,285
BofI Holding Inc.a,[b]	253,906	21,772,439
Brookline Bancorp Inc.	1,463,110	13,782,496

Security	Shares	Value

Dime Community Bancshares Inc.	611,909	$10,390,215
Northwest Bancshares Inc.	1,953,616	28,522,794
Oritani Financial Corp.	816,671	12,911,569
Provident Financial Services Inc.	1,112,639	20,439,178
TrustCo Bank Corp. NY	1,961,592	13,809,608

		127,448,584
TOBACCO — 0.04%
Alliance One International Inc.[a]	1,751,356	5,113,960

		5,113,960
TRADING COMPANIES & DISTRIBUTORS — 0.60%
Applied Industrial Technologies Inc.	867,572	41,851,673
DXP Enterprises Inc.[a]	218,725	20,763,564
Kaman Corp.	556,339	22,631,871

		85,247,108
WATER UTILITIES — 0.18%
American States Water Co.	802,783	25,921,863

		25,921,863
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
NTELOS Holdings Corp.	319,535	4,313,723
USA Mobility Inc.	455,154	8,270,148

		12,583,871

TOTAL COMMON STOCKS (Cost: $11,443,961,863)		14,232,843,595

SHORT-TERM INVESTMENTS — 14.10%

MONEY MARKET FUNDS — 14.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,900,924,657	1,900,924,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	99,039,294	99,039,294
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,200,981	10,200,981

		2,010,164,932

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,010,164,932)		2,010,164,932

TOTAL INVESTMENTS IN SECURITIES — 113.95% (Cost: $13,454,126,795)		16,243,008,527
Other Assets, Less Liabilities — (13.95)%		(1,988,099,333)

NET ASSETS — 100.00%		$14,254,909,194

20

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2014

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

21

Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.68%
AAR Corp.	2,464	$63,941
AeroVironment Inc.[a]	1,124	45,241
Alliant Techsystems Inc.	1,967	279,609
American Science and Engineering Inc.	554	37,212
B/E Aerospace Inc.[a]	6,132	532,196
Boeing Co. (The)	42,781	5,368,588
Cubic Corp.	1,417	72,366
Curtiss-Wright Corp.	3,041	193,225
Engility Holdings Inc.a,[b]	1,065	47,978
Esterline Technologies Corp.[a]	2,024	215,637
Exelis Inc.	11,933	226,846
GenCorp Inc.a,[b]	3,634	66,393
General Dynamics Corp.	20,362	2,217,829
Honeywell International Inc.	49,056	4,550,435
Huntington Ingalls Industries Inc.	3,058	312,711
L-3 Communications Holdings Inc.	5,397	637,656
Lockheed Martin Corp.	16,864	2,752,879
Moog Inc. Class Aa	2,781	182,183
National Presto Industries Inc.	280	21,851
Northrop Grumman Corp.	13,580	1,675,501
Orbital Sciences Corp.[a]	3,628	101,221
Precision Castparts Corp.	9,056	2,288,995
Raytheon Co.	19,699	1,946,064
Rockwell Collins Inc.	8,514	678,311
Taser International Inc.[a]	3,216	58,821
Teledyne Technologies Inc.[a]	2,285	222,399
Textron Inc.	17,493	687,300
Triumph Group Inc.	3,273	211,370
United Technologies Corp.	52,651	6,151,743

		31,846,501
AIR FREIGHT & LOGISTICS — 0.67%
Atlas Air Worldwide Holdings Inc.[a]	1,654	58,337
C.H. Robinson Worldwide Inc.	9,246	484,398
Expeditors International of Washington Inc.	12,659	501,676
FedEx Corp.	17,365	2,301,904
Forward Air Corp.	2,038	93,972
Hub Group Inc. Class Aa	2,244	89,737
United Parcel Service Inc. Class B	44,463	4,329,807
UTi Worldwide Inc.	5,525	58,510

		7,918,341
AIRLINES — 0.30%
Alaska Air Group Inc.	4,290	400,300
Allegiant Travel Co.	896	100,289
Delta Air Lines Inc.	53,031	1,837,524
JetBlue Airways Corp.a,[b]	14,361	124,797
SkyWest Inc.	3,071	39,186
Southwest Airlines Co.	43,658	1,030,766

		3,532,862
AUTO COMPONENTS — 0.42%
BorgWarner Inc.	14,209	873,427

Security	Shares	Value

Delphi Automotive PLC	17,449	$1,184,089
Dorman Products Inc.[a]	1,953	115,344
Drew Industries Inc.	1,419	76,910
Gentex Corp.	9,206	290,265
Goodyear Tire & Rubber Co. (The)	15,510	405,276
Johnson Controls Inc.	41,589	1,967,992
Spartan Motors Inc.	2,202	11,318
Standard Motor Products Inc.	1,144	40,921
Superior Industries International Inc.	1,403	28,748

		4,994,290
AUTOMOBILES — 0.66%
Ford Motor Co.	246,671	3,848,068
General Motors Co.	81,500	2,805,230
Harley-Davidson Inc.	13,850	922,548
Thor Industries Inc.	2,765	168,831
Winnebago Industries Inc.[a]	1,708	46,782

		7,791,459
BEVERAGES — 1.89%
Beam Inc.	10,166	846,828
Boston Beer Co. Inc. (The) Class Aa,[b]	540	132,154
Brown-Forman Corp. Class B NVS	10,192	914,120
Coca-Cola Co. (The)	236,946	9,160,332
Coca-Cola Enterprises Inc.	14,881	710,717
Constellation Brands Inc. Class Aa	10,440	887,087
Dr Pepper Snapple Group Inc.	12,292	669,422
Molson Coors Brewing Co. Class B NVS	9,993	588,188
Monster Beverage Corp.[a]	8,481	589,005
PepsiCo Inc.	95,215	7,950,453

		22,448,306
BIOTECHNOLOGY — 2.19%
Acorda Therapeutics Inc.a,[b]	2,490	94,396
Alexion Pharmaceuticals Inc.[a]	12,414	1,888,542
Amgen Inc.	47,224	5,824,608
ArQule Inc.[a]	3,370	6,908
Biogen Idec Inc.[a]	14,787	4,522,900
Celgene Corp.a,[b]	25,408	3,546,957
Cubist Pharmaceuticals Inc.[a]	4,646	339,855
Emergent BioSolutions Inc.[a]	1,619	40,912
Gilead Sciences Inc.[a]	96,205	6,817,086
Ligand Pharmaceuticals Inc. Class Ba,[b]	1,296	87,169
Momenta Pharmaceuticals Inc.[a]	3,107	36,196
Regeneron Pharmaceuticals Inc.[a]	4,918	1,476,777
Spectrum Pharmaceuticals Inc.[a]	3,071	24,077
United Therapeutics Corp.a,[b]	2,844	267,421
Vertex Pharmaceuticals Inc.[a]	14,594	1,032,088

		26,005,892
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	4,804	221,080
AAON Inc.	1,708	47,602
Allegion PLC	5,619	293,143
American Woodmark Corp.[a]	745	25,077
Apogee Enterprises Inc.	1,682	55,893
Fortune Brands Home & Security Inc.	10,527	442,976
Gibraltar Industries Inc.a,[b]	1,934	36,495
Griffon Corp.	2,822	33,695
Lennox International Inc.	2,813	255,730

22

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Masco Corp.	22,415	$497,837
Quanex Building Products Corp.	2,234	46,199
Simpson Manufacturing Co. Inc.	2,497	88,219
Universal Forest Products Inc.	1,151	63,696

		2,107,642
CAPITAL MARKETS — 2.17%
Affiliated Managers Group Inc.[a]	3,284	656,964
Ameriprise Financial Inc.	11,965	1,316,988
Bank of New York Mellon Corp. (The)	71,062	2,507,778
BlackRock Inc.[c]	7,864	2,473,071
Calamos Asset Management Inc. Class A	1,149	14,857
Charles Schwab Corp. (The)	73,333	2,004,191
E*TRADE Financial Corp.[a]	17,794	409,618
Eaton Vance Corp. NVS	7,532	287,421
Evercore Partners Inc. Class A	2,107	116,412
Federated Investors Inc. Class B	5,775	176,369
Financial Engines Inc.	3,091	156,961
Franklin Resources Inc.	25,212	1,365,986
FXCM Inc. Class A	2,579	38,092
Goldman Sachs Group Inc. (The)	26,343	4,316,301
Greenhill & Co. Inc.	1,637	85,091
HFF Inc. Class A	1,899	63,825
Invesco Ltd.	27,182	1,005,734
Investment Technology Group Inc.[a]	2,502	50,540
Janus Capital Group Inc.	9,707	105,515
Legg Mason Inc.	6,735	330,284
Morgan Stanley	87,638	2,731,676
Northern Trust Corp.	13,941	913,972
Piper Jaffray Companies Inc.[a]	1,101	50,426
Raymond James Financial Inc.	7,736	432,674
SEI Investments Co.	9,106	306,053
State Street Corp.	27,039	1,880,562
Stifel Financial Corp.a,[b]	3,584	178,340
SWS Group Inc.[a]	1,932	14,451
T. Rowe Price Group Inc.	16,363	1,347,493
Virtus Investment Partners Inc.a,[b]	456	78,966
Waddell & Reed Financial Inc. Class A	5,269	387,904

		25,804,515
CHEMICALS — 2.65%
A. Schulman Inc.	1,915	69,438
Air Products and Chemicals Inc.	13,235	1,575,494
Airgas Inc.	4,146	441,590
Albemarle Corp.	5,068	336,617
American Vanguard Corp.	1,423	30,808
Ashland Inc.	4,458	443,482
Balchem Corp.	1,826	95,171
Cabot Corp.	3,844	227,027
Calgon Carbon Corp.a,[b]	3,372	73,611
CF Industries Holdings Inc.	3,485	908,330
Cytec Industries Inc.	2,221	216,792
Dow Chemical Co. (The)	76,047	3,695,124
E.I. du Pont de Nemours and Co.	57,983	3,890,659
Eastman Chemical Co.	9,533	821,840
Ecolab Inc.	16,911	1,826,219
Flotek Industries Inc.[a]	2,756	76,755
FMC Corp.	8,343	638,740
FutureFuel Corp.	1,418	28,785
H.B. Fuller Co.	3,261	157,441
Hawkins Inc.	558	20,501
Innophos Holdings Inc.	1,359	77,055
International Flavors & Fragrances Inc.	5,159	493,561

Security	Shares	Value

Intrepid Potash Inc.[a]	3,277	$50,662
Koppers Holdings Inc.	1,160	47,827
Kraton Performance Polymers Inc.[a]	1,961	51,261
LSB Industries Inc.a,[b]	1,123	42,023
LyondellBasell Industries NV Class A	27,035	2,404,493
Minerals Technologies Inc.	2,220	143,323
Monsanto Co.	32,796	3,731,201
Mosaic Co. (The)	21,386	1,069,300
NewMarket Corp.	696	271,983
Olin Corp.	4,965	137,084
OM Group Inc.	1,962	65,178
PolyOne Corp.	6,158	225,752
PPG Industries Inc.	8,677	1,678,652
Praxair Inc.	18,363	2,405,002
Quaker Chemical Corp.	806	63,537
RPM International Inc.	8,325	348,318
Scotts Miracle-Gro Co. (The) Class A	2,742	168,030
Sensient Technologies Corp.	3,043	171,656
Sherwin-Williams Co. (The)	5,317	1,048,140
Sigma-Aldrich Corp.	7,493	699,696
Stepan Co.	1,306	84,315
Tredegar Corp.	1,393	32,053
Valspar Corp. (The)	5,013	361,538
Zep Inc.	1,350	23,895

		31,469,959
COMMERCIAL BANKS — 6.22%
Associated Banc-Corp	10,541	190,370
BancorpSouth Inc.	5,478	136,731
Bank of America Corp.	660,815	11,366,018
Bank of Hawaii Corp.	2,804	169,950
Bank of the Ozarks Inc.	1,953	132,921
Banner Corp.	1,092	45,001
BB&T Corp.	44,605	1,791,783
BBCN Bancorp Inc.	4,723	80,952
Boston Private Financial Holdings Inc.	4,703	63,632
Cardinal Financial Corp.	1,904	33,948
Cathay General Bancorp	4,409	111,063
Citigroup Inc.	189,878	9,038,193
City Holding Co.	856	38,400
City National Corp.	3,031	238,600
Columbia Banking System Inc.	3,292	93,888
Comerica Inc.	11,443	592,747
Commerce Bancshares Inc.	5,180	240,456
Community Bank System Inc.	2,480	96,770
Cullen/Frost Bankers Inc.	3,262	252,903
CVB Financial Corp.	6,185	98,342
East West Bancorp Inc.	8,830	322,295
F.N.B. Corp.	10,738	143,889
Fifth Third Bancorp	53,390	1,225,300
First Bancorp (Puerto Rico)[a]	6,868	37,362
First Commonwealth Financial Corp.	6,623	59,872
First Financial Bancorp	3,581	64,386
First Financial Bankshares Inc.	1,930	119,255
First Horizon National Corp.	14,307	176,548
First Midwest Bancorp Inc.	4,477	76,467
First Niagara Financial Group Inc.	21,853	206,511
FirstMerit Corp.	10,272	213,966
Fulton Financial Corp.	12,171	153,111
Glacier Bancorp Inc.	4,883	141,949
Hancock Holding Co.	5,227	191,570
Hanmi Financial Corp.	2,180	50,794
Home Bancshares Inc.	3,138	108,010
Huntington Bancshares Inc.	52,654	524,960

23

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Independent Bank Corp. (Massachusetts)	1,353	$53,268
International Bancshares Corp.	3,850	96,558
J.P. Morgan Chase & Co.	236,772	14,374,428
KeyCorp	56,005	797,511
M&T Bank Corp.	8,142	987,625
MB Financial Inc.	3,370	104,335
National Penn Bancshares Inc.	7,526	78,647
NBT Bancorp Inc.	2,759	67,485
Old National Bancorp	6,382	95,156
PacWest Bancorp	2,527	108,686
Pinnacle Financial Partners Inc.	1,991	74,643
PNC Financial Services Group Inc. (The)[c]	33,367	2,902,929
PrivateBancorp Inc.	4,130	126,006
Prosperity Bancshares Inc.	3,541	234,237
Regions Financial Corp.	89,073	989,601
S&T Bancorp Inc.	1,699	40,266
Signature Bank[a]	2,919	366,597
Simmons First National Corp. Class A	1,087	40,512
Sterling Bancorp	4,924	62,338
SunTrust Banks Inc.	33,527	1,334,039
Susquehanna Bancshares Inc.	11,587	131,976
SVB Financial Group[a]	2,816	362,644
Synovus Financial Corp.	61,223	207,546
Taylor Capital Group Inc.[a]	877	20,978
TCF Financial Corp.	10,476	174,530
Texas Capital Bancshares Inc.[a]	2,502	162,480
Tompkins Financial Corp.	795	38,923
Trustmark Corp.	4,183	106,039
U.S. Bancorp	113,926	4,882,868
UMB Financial Corp.	2,284	147,775
Umpqua Holdings Corp.	6,951	129,567
United Bankshares Inc.	986	30,191
United Community Banks Inc.[a]	2,731	53,009
Valley National Bancorp	11,953	124,431
ViewPoint Financial Group	2,163	62,403
Webster Financial Corp.	5,720	177,663
Wells Fargo & Co.	299,385	14,891,410
Westamerica Bancorp	1,686	91,179
Wilshire Bancorp Inc.	4,665	51,782
Wintrust Financial Corp.	2,877	139,995
Zions Bancorp	11,604	359,492

		73,910,661
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	3,026	86,967
ADT Corp. (The)	11,472	343,586
Brink’s Co. (The)	3,062	87,420
Cintas Corp.	6,317	376,556
Clean Harbors Inc.[a]	3,553	194,669
Copart Inc.a,[b]	7,022	255,531
Deluxe Corp.	3,313	173,833
G&K Services Inc. Class A	1,336	81,723
Healthcare Services Group Inc.	4,405	128,009
Herman Miller Inc.	3,577	114,929
HNI Corp.	2,772	101,344
Interface Inc.	3,376	69,377
Iron Mountain Inc.	10,748	296,322
Mobile Mini Inc.	2,674	115,945
MSA Safety Inc.	1,864	106,248
Pitney Bowes Inc.	12,497	324,797
R.R. Donnelley & Sons Co.	12,691	227,169
Republic Services Inc.	16,953	579,115
Rollins Inc.	3,919	118,511
Stericycle Inc.a,[b]	5,340	606,731

Security	Shares	Value

Tetra Tech Inc.a,[b]	4,125	$122,059
Tyco International Ltd.	28,863	1,223,791
UniFirst Corp.	1,013	111,369
United Stationers Inc.	2,499	102,634
Viad Corp.	1,160	27,886
Waste Connections Inc.	7,647	335,398
Waste Management Inc.	27,147	1,142,074

		7,453,993
COMMUNICATIONS EQUIPMENT — 1.68%
ADTRAN Inc.	3,406	83,140
ARRIS Group Inc.a,[b]	7,232	203,798
Bel Fuse Inc. Class B	563	12,330
Black Box Corp.	1,093	26,604
CalAmp Corp.a,[b]	2,001	55,768
Ciena Corp.a,[b]	6,407	145,695
Cisco Systems Inc.	322,175	7,219,942
Comtech Telecommunications Corp.	1,146	36,512
Digi International Inc.a,[b]	1,645	16,697
F5 Networks Inc.[a]	4,794	511,184
Harmonic Inc.a,[b]	6,176	44,097
Harris Corp.	6,634	485,343
InterDigital Inc.[b]	2,494	82,576
Ixiaa,[b]	3,327	41,588
JDS Uniphase Corp.[a]	14,657	205,198
Juniper Networks Inc.[a]	31,304	806,391
Motorola Solutions Inc.	14,180	911,632
NETGEAR Inc.[a]	2,488	83,920
Oplink Communications Inc.[a]	1,341	24,084
PCTEL Inc.	1,069	9,332
Plantronics Inc.	2,719	120,860
Polycom Inc.a,[b]	8,941	122,671
Procera Networks Inc.[a]	1,152	11,969
QUALCOMM Inc.	105,756	8,339,918
Riverbed Technology Inc.[a]	9,966	196,430
ViaSat Inc.a,[b]	2,707	186,891

		19,984,570
COMPUTERS & PERIPHERALS — 3.59%
3D Systems Corp.a,[b]	5,998	354,782
Apple Inc.	55,763	29,930,233
Diebold Inc.	3,884	154,933
Electronics For Imaging Inc.[a]	2,826	122,394
EMC Corp.	126,759	3,474,464
Hewlett-Packard Co.	118,581	3,837,281
Intevac Inc.[a]	1,375	13,338
NCR Corp.[a]	10,454	382,094
NetApp Inc.	20,809	767,852
QLogic Corp.[a]	6,064	77,316
SanDisk Corp.	14,148	1,148,676
Seagate Technology PLC	20,626	1,158,356
Super Micro Computer Inc.[a]	1,781	30,936
Western Digital Corp.	13,125	1,205,137

		42,657,792
CONSTRUCTION & ENGINEERING — 0.26%
AECOM Technology Corp.[a]	6,142	197,588
Aegion Corp.[a]	2,441	61,782
Comfort Systems USA Inc.	2,444	37,247
Dycom Industries Inc.[a]	1,991	62,935
EMCOR Group Inc.	4,141	193,757
Fluor Corp.	10,072	782,897

24

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Granite Construction Inc.	2,194	$87,606
Jacobs Engineering Group Inc.[a]	8,337	529,399
KBR Inc.	9,187	245,109
Lexmark International Inc. Class A	3,788	175,347
Orion Marine Group Inc.a,[b]	1,653	20,778
Quanta Services Inc.[a]	13,323	491,619
URS Corp.	4,714	221,841

		3,107,905
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	3,155	279,722
Headwaters Inc.[a]	4,221	55,759
Martin Marietta Materials Inc.[b]	2,957	379,531
Texas Industries Inc.a,[b]	1,340	120,091
Vulcan Materials Co.	8,059	535,521

		1,370,624
CONSUMER FINANCE — 0.91%
American Express Co.	57,161	5,146,205
Capital One Financial Corp.	35,855	2,766,572
Cash America International Inc.	1,714	66,366
Discover Financial Services	29,504	1,716,838
Encore Capital Group Inc.a,[b]	1,363	62,289
EZCORP Inc. Class A NVS[a]	3,314	35,758
First Cash Financial Services Inc.[a]	1,899	95,823
Green Dot Corp. Class Aa	1,340	26,170
Portfolio Recovery Associates Inc.a,[b]	3,237	187,293
SLM Corp.	26,764	655,183
World Acceptance Corp.a,[b]	632	47,450

		10,805,947
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	4,123	272,530
Avery Dennison Corp.	6,101	309,138
Ball Corp.	8,926	489,234
Bemis Co. Inc.	6,592	258,670
Greif Inc. Class A	1,909	100,203
MeadWestvaco Corp.	11,028	415,094
Myers Industries Inc.	1,696	33,784
Owens-Illinois Inc.[a]	10,187	344,626
Packaging Corp. of America	6,128	431,227
Rock-Tenn Co. Class A	4,450	469,787
Sealed Air Corp.	12,132	398,779
Silgan Holdings Inc.	2,725	134,942
Sonoco Products Co.	6,484	265,974

		3,923,988
DISTRIBUTORS — 0.13%
Genuine Parts Co.	9,692	841,750
LKQ Corp.[a]	19,021	501,203
Pool Corp.	2,802	171,819
VOXX International Corp.[a]	1,134	15,513

		1,530,285
DIVERSIFIED CONSUMER SERVICES — 0.16%
American Public Education Inc.[a]	1,101	38,623
Apollo Education Group Inc.[a]	6,320	216,397
Capella Education Co.[b]	790	49,888
Career Education Corp.[a]	3,613	26,953

Security	Shares	Value

DeVry Education Group Inc.	3,639	$154,257
Graham Holdings Co. Class B	277	194,939
H&R Block Inc.	16,912	510,573
Hillenbrand Inc.	3,873	125,214
ITT Educational Services Inc.a,[b]	1,307	37,485
Matthews International Corp. Class A	1,636	66,765
Regis Corp.	2,528	34,634
Service Corp. International	13,078	259,991
Sotheby’s	4,387	191,054
Strayer Education Inc.[a]	813	37,747
Universal Technical Institute Inc.	1,343	17,392

		1,961,912
DIVERSIFIED FINANCIAL SERVICES — 1.75%
Berkshire Hathaway Inc. Class Ba	112,556	14,066,123
CBOE Holdings Inc.	5,531	313,055
CME Group Inc.	19,726	1,459,921
Interactive Brokers Group Inc. Class A	3,355	72,703
IntercontinentalExchange Group Inc.	7,203	1,424,970
Leucadia National Corp.	19,684	551,152
MarketAxess Holdings Inc.	2,447	144,911
McGraw Hill Financial Inc.	16,953	1,293,514
Moody’s Corp.	11,864	941,052
MSCI Inc. Class Aa,[b]	7,264	312,497
NASDAQ OMX Group Inc. (The)	7,218	266,633

		20,846,531
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
8x8 Inc.[a]	4,817	52,072
AT&T Inc.	325,580	11,418,091
Atlantic Tele-Network Inc.	552	36,388
Cbeyond Inc.a,[b]	1,385	10,041
CenturyLink Inc.	36,251	1,190,483
Cincinnati Bell Inc.[a]	12,420	42,973
Frontier Communications Corp.[b]	62,338	355,327
General Communication Inc. Class Aa	2,177	24,839
Lumos Networks Corp.	855	11,431
tw telecom inc.a,[b]	9,040	282,590
Verizon Communications Inc.	258,938	12,317,681
Windstream Holdings Inc.	36,787	303,125

		26,045,041
ELECTRIC UTILITIES — 1.71%
ALLETE Inc.	2,216	116,163
American Electric Power Co. Inc.	30,445	1,542,344
Cleco Corp.	3,877	196,099
Duke Energy Corp.	44,148	3,144,220
Edison International	20,278	1,147,938
El Paso Electric Co.	2,516	89,897
Entergy Corp.	11,089	741,300
Exelon Corp.	53,456	1,793,983
FirstEnergy Corp.	26,026	885,665
Great Plains Energy Inc.	9,416	254,609
Hawaiian Electric Industries Inc.	6,138	156,028
IDACORP Inc.	3,050	169,183
NextEra Energy Inc.	27,320	2,612,338
Northeast Utilities	19,629	893,119
OGE Energy Corp.	12,251	450,347
Pepco Holdings Inc.	15,481	317,051
Pinnacle West Capital Corp.	6,896	376,935
PNM Resources Inc.	5,048	136,447
PPL Corp.	39,427	1,306,611

25

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Southern Co. (The)	55,714	$2,448,073
UIL Holdings Corp.	3,499	128,798
UNS Energy Corp.	2,517	151,095
Westar Energy Inc.	7,794	274,037
Xcel Energy Inc.	31,110	944,500

		20,276,780
ELECTRICAL EQUIPMENT — 0.80%
Acuity Brands Inc.	2,652	351,576
AMETEK Inc.	15,215	783,420
AZZ Inc.	1,669	74,571
Brady Corp. Class A	2,999	81,423
Eaton Corp. PLC	29,654	2,227,609
Emerson Electric Co.	43,876	2,930,917
Encore Wire Corp.	1,140	55,301
EnerSys Inc.	3,053	211,542
Franklin Electric Co. Inc.	2,533	107,703
General Cable Corp.	3,095	79,263
Hubbell Inc. Class B	3,322	398,208
Powell Industries Inc.	545	35,316
Regal Beloit Corp.	2,771	201,479
Rockwell Automation Inc.	8,643	1,076,486
Roper Industries Inc.	6,168	823,490
Vicor Corp.a,[b]	1,144	11,669

		9,449,973
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.82%
Agilysys Inc.[a]	883	11,832
Amphenol Corp. Class A	9,956	912,467
Anixter International Inc.	1,672	169,741
Arrow Electronics Inc.a,[b]	6,291	373,434
Avnet Inc.	8,589	399,646
Badger Meter Inc.	858	47,276
Belden Inc.	2,744	190,982
Benchmark Electronics Inc.[a]	3,594	81,404
Checkpoint Systems Inc.[a]	2,495	33,483
Cognex Corp.[a]	5,056	171,196
Coherent Inc.[a]	1,633	106,717
Corning Inc.	87,218	1,815,879
CTS Corp.	1,972	41,175
Daktronics Inc.	2,256	32,464
DTS Inc.a,[b]	1,068	21,104
Electro Scientific Industries Inc.	1,418	13,967
FARO Technologies Inc.a,[b]	1,079	57,187
FEI Co.	2,668	274,857
FLIR Systems Inc.	8,836	318,096
II-VI Inc.a,[b]	3,342	51,567
Ingram Micro Inc. Class Aa	9,469	279,904
Insight Enterprises Inc.a,[b]	2,751	69,078
Itron Inc.[a]	2,493	88,601
Jabil Circuit Inc.	11,655	209,790
Knowles Corporation[a]	5,520	174,266
Littelfuse Inc.	1,355	126,882
Measurement Specialties Inc.a,[b]	863	58,555
Mercury Systems Inc.a,[b]	1,899	25,086
Methode Electronics Inc.	2,249	68,954
MTS Systems Corp.	879	60,203
National Instruments Corp.	6,055	173,718
Newport Corp.a,[b]	2,238	46,282
OSI Systems Inc.[a]	1,151	68,899
Park Electrochemical Corp.	1,157	34,560
Plexus Corp.[a]	2,184	87,513
Rofin-Sinar Technologies Inc.a,[b]	1,686	40,397

Security	Shares	Value

Rogers Corp.[a]	1,101	$68,724
Sanmina Corp.[a]	5,243	91,490
ScanSource Inc.[a]	1,669	68,045
SYNNEX Corp.[a]	1,633	98,976
TE Connectivity Ltd.	25,713	1,548,180
Tech Data Corp.[a]	2,264	138,013
Trimble Navigation Ltd.[a]	16,088	625,341
TTM Technologies Inc.[a]	3,273	27,657
Vishay Intertechnology Inc.	8,540	127,075
Zebra Technologies Corp. Class Aa	3,088	214,338

		9,745,001
ENERGY EQUIPMENT & SERVICES — 2.04%
Atwood Oceanics Inc.[a]	3,601	181,454
Baker Hughes Inc.	27,391	1,780,963
Basic Energy Services Inc.[a]	1,894	51,915
Bristow Group Inc.	2,223	167,881
C&J Energy Services Inc.[a]	2,747	80,103
Cameron International Corp.[a]	13,523	835,316
CARBO Ceramics Inc.	1,196	165,036
Diamond Offshore Drilling Inc.	4,399	214,495
Dresser-Rand Group Inc.a,[b]	4,722	275,812
Dril-Quip Inc.a,[b]	2,538	284,510
Ensco PLC Class A	14,704	776,077
ERA Group Inc.[a]	1,158	33,941
Exterran Holdings Inc.	3,656	160,425
FMC Technologies Inc.[a]	14,732	770,336
Geospace Technologies Corp.a,[b]	823	54,458
Gulf Island Fabrication Inc.	849	18,347
Halliburton Co.	53,178	3,131,652
Helix Energy Solutions Group Inc.[a]	6,062	139,305
Helmerich & Payne Inc.	6,745	725,492
Hornbeck Offshore Services Inc.[a]	1,949	81,488
ION Geophysical Corp.[a]	7,804	32,855
Matrix Service Co.[a]	1,676	56,615
Nabors Industries Ltd.	16,106	397,013
National Oilwell Varco Inc.	26,798	2,086,760
Newpark Resources Inc.[a]	5,489	62,849
Nobel Corp. PLC	15,779	516,604
Oceaneering International Inc.	6,702	481,606
Oil States International Inc.[a]	3,386	333,860
Patterson-UTI Energy Inc.	9,134	289,365
Pioneer Energy Services Corp.[a]	3,859	49,974
Rowan Companies PLC Class Aa	7,784	262,165
Schlumberger Ltd.	81,759	7,971,502
SEACOR Holdings Inc.a,[b]	1,158	100,074
Superior Energy Services Inc.	9,768	300,464
Tesco Corp.[a]	1,963	36,316
TETRA Technologies Inc.[a]	4,738	60,646
Tidewater Inc.	3,089	150,187
Transocean Ltd.	21,246	878,310
Unit Corp.a,[b]	2,755	180,122

		24,176,293
FOOD & STAPLES RETAILING — 2.11%
Andersons Inc. (The)	1,666	98,694
Casey’s General Stores Inc.	2,466	166,677
Costco Wholesale Corp.	27,482	3,069,190
CVS Caremark Corp.	73,963	5,536,870
Kroger Co. (The)	32,451	1,416,486
Safeway Inc.	14,366	530,680
Spartan Stores Inc.	2,306	53,522
SUPERVALU Inc.[a]	13,033	89,146

26

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Sysco Corp.	36,447	$1,316,830
United Natural Foods Inc.a,[b]	3,084	218,717
Wal-Mart Stores Inc.	101,180	7,733,187
Walgreen Co.	54,659	3,609,134
Whole Foods Market Inc.	23,183	1,175,610

		25,014,743
FOOD PRODUCTS — 1.68%
Annie’s Inc.a,[b]	1,188	47,746
Archer-Daniels-Midland Co.	41,069	1,781,984
B&G Foods Inc. Class A	3,288	99,002
Cal-Maine Foods Inc.	856	53,740
Calavo Growers Inc.[b]	819	29,140
Campbell Soup Co.	11,084	497,450
ConAgra Foods Inc.	26,517	822,822
Darling International Inc.a,[b]	9,930	198,799
Dean Foods Co.	6,272	96,965
Diamond Foods Inc.[a]	1,368	47,784
Flowers Foods Inc.	10,719	229,922
General Mills Inc.	39,113	2,026,836
Hain Celestial Group Inc.[a]	3,030	277,154
Hershey Co. (The)	9,375	978,750
Hillshire Brands Co. (The)	7,545	281,127
Hormel Foods Corp.	8,526	420,076
Ingredion Inc.	4,760	324,061
J&J Snack Foods Corp.	855	82,054
J.M. Smucker Co. (The)	6,582	640,034
Kellogg Co.	16,127	1,011,324
Keurig Green Mountain Inc.	8,135	858,975
Kraft Foods Group Inc.	37,116	2,082,208
Lancaster Colony Corp.	1,155	114,830
McCormick & Co. Inc. NVS	8,257	592,357
Mead Johnson Nutrition Co. Class A	12,677	1,053,966
Mondelez International Inc. Class A	106,437	3,677,398
Post Holdings Inc.[a]	2,350	129,532
Sanderson Farms Inc.	1,343	105,412
Seneca Foods Corp. Class Aa,[b]	555	17,471
Snyders-Lance Inc.	3,081	86,853
Tootsie Roll Industries Inc.	1,166	34,900
TreeHouse Foods Inc.a,[b]	2,211	159,170
Tyson Foods Inc. Class A	16,879	742,845
WhiteWave Foods Co. Class Aa	10,812	308,574

		19,911,261
GAS UTILITIES — 0.22%
AGL Resources Inc.	7,424	363,479
Atmos Energy Corp.	6,175	291,028
Laclede Group Inc. (The)	1,842	86,850
National Fuel Gas Co.	5,243	367,220
New Jersey Resources Corp.	2,736	136,253
Northwest Natural Gas Co.	1,647	72,484
ONE GAS Inc.[a]	3,206	115,192
Piedmont Natural Gas Co.	4,773	168,916
Questar Corp.	10,832	257,585
South Jersey Industries Inc.	1,960	109,936
Southwest Gas Corp.	3,006	160,671
UGI Corp.	7,150	326,111
WGL Holdings Inc.	3,310	132,599

		2,588,324
HEALTH CARE EQUIPMENT & SUPPLIES — 2.22%
Abaxis Inc.[a]	1,379	53,616

Security	Shares	Value

Abbott Laboratories	96,453	$3,714,405
ABIOMED Inc.a,[b]	2,259	58,824
Align Technology Inc.a,[b]	4,485	232,278
Analogic Corp.	804	66,016
Anika Therapeutics Inc.[a]	735	30,209
Baxter International Inc.	33,865	2,491,787
Becton, Dickinson and Co.	12,131	1,420,297
Boston Scientific Corp.[a]	82,786	1,119,267
C.R. Bard Inc.	4,884	722,734
Cantel Medical Corp.	2,150	72,498
CareFusion Corp.[a]	13,105	527,083
CONMED Corp.	1,688	73,344
Cooper Companies Inc. (The)	3,006	412,904
Covidien PLC	28,231	2,079,495
CryoLife Inc.	1,910	19,024
Cyberonics Inc.a,[b]	1,602	104,531
Cynosure Inc. Class Aa	1,199	35,131
DENTSPLY International Inc.	8,852	407,546
Edwards Lifesciences Corp.[a]	6,745	500,277
Greatbatch Inc.[a]	1,417	65,069
Haemonetics Corp.[a]	3,096	100,899
Hill-Rom Holdings Inc.	3,530	136,046
Hologic Inc.a,[b]	17,255	370,983
ICU Medical Inc.a,[b]	807	48,323
IDEXX Laboratories Inc.a,[b]	3,243	393,700
Integra LifeSciences Holdings Corp.a,[b]	1,456	66,961
Intuitive Surgical Inc.[a]	2,399	1,050,738
Invacare Corp.	1,942	37,034
Masimo Corp.[a]	3,279	89,549
Medtronic Inc.	62,590	3,851,789
Meridian Bioscience Inc.	2,496	54,388
Merit Medical Systems Inc.a,[b]	2,516	35,979
Natus Medical Inc.[a]	1,685	43,473
Neogen Corp.a,[b]	2,397	107,745
NuVasive Inc.[a]	2,968	114,001
ResMed Inc.[b]	8,889	397,249
Sirona Dental Systems Inc.[a]	3,423	255,595
St. Jude Medical Inc.	17,798	1,163,811
Steris Corp.	3,605	172,139
Stryker Corp.	18,501	1,507,276
SurModics Inc.a,[b]	822	18,577
Symmetry Medical Inc.[a]	2,232	22,454
Teleflex Inc.	2,544	272,819
Thoratec Corp.[a]	3,628	129,919
Varian Medical Systems Inc.[a]	6,553	550,386
West Pharmaceutical Services Inc.	4,364	192,234
Zimmer Holdings Inc.	10,581	1,000,751

		26,391,153
HEALTH CARE PROVIDERS & SERVICES — 2.22%
Aetna Inc.	22,723	1,703,543
Air Methods Corp.[a]	2,164	115,623
Almost Family Inc.[a]	535	12,359
Amedisys Inc.[a]	1,714	25,521
AmerisourceBergen Corp.	14,408	945,021
AMN Healthcare Services Inc.a,[b]	3,042	41,797
AmSurg Corp.[a]	1,915	90,158
Bio-Reference Laboratories Inc.a,[b]	1,620	44,842
Cardinal Health Inc.	21,358	1,494,633
Centene Corp.[a]	3,598	223,975
Chemed Corp.[b]	1,134	101,436
Cigna Corp.	17,148	1,435,802
Community Health Systems Inc.[a]	7,243	283,708
CorVel Corp.a,[b]	650	32,344

27

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Cross Country Healthcare Inc.[a]	1,922	$15,511
DaVita HealthCare Partners Inc.[a]	11,047	760,586
Ensign Group Inc. (The)	1,376	60,049
Express Scripts Holding Co.[a]	48,557	3,646,145
Gentiva Health Services Inc.[a]	1,909	17,410
Hanger Inc.a,[b]	2,165	72,917
Health Net Inc.[a]	5,018	170,662
Healthways Inc.[a]	1,960	33,594
Henry Schein Inc.a,[b]	5,351	638,749
Humana Inc.	9,640	1,086,621
IPC The Hospitalist Co. Inc.a,[b]	1,063	52,172
Kindred Healthcare Inc.	3,293	77,122
Laboratory Corp. of America Holdings[a]	5,355	525,915
Landauer Inc.	562	25,475
LHC Group Inc.[a]	867	19,126
LifePoint Hospitals Inc.[a]	3,067	167,305
Magellan Health Services Inc.[a]	1,677	99,530
McKesson Corp.	14,371	2,537,487
MEDNAX Inc.a,[b]	6,213	385,082
Molina Healthcare Inc.a,[b]	1,712	64,303
MWI Veterinary Supply Inc.[a]	843	131,188
Omnicare Inc.	6,222	371,267
Owens & Minor Inc.[b]	3,880	135,916
Patterson Companies Inc.	5,197	217,027
PharMerica Corp.[a]	1,696	47,454
Quest Diagnostics Inc.[b]	9,114	527,883
Tenet Healthcare Corp.[a]	6,298	269,617
UnitedHealth Group Inc.	61,878	5,073,377
Universal Health Services Inc. Class B	5,531	453,929
VCA Antech Inc.[a]	5,590	180,166
WellCare Health Plans Inc.[a]	2,725	173,092
WellPoint Inc.	17,696	1,761,637

		26,349,076
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.a,[b]	9,637	173,755
Cerner Corp.a,[b]	18,505	1,040,906
Computer Programs and Systems Inc.	603	38,954
HealthStream Inc.a,[b]	1,145	30,572
HMS Holdings Corp.a,[b]	5,306	101,079
Medidata Solutions Inc.[a]	3,124	169,758
Omnicell Inc.[a]	2,488	71,207
Quality Systems Inc.	2,464	41,592

		1,667,823
HOTELS, RESTAURANTS & LEISURE — 1.75%
Bally Technologies Inc.a,[b]	2,384	157,988
Biglari Holdings Inc.[a]	87	42,412
BJ’s Restaurants Inc.[a]	1,425	46,612
Bob Evans Farms Inc.	1,695	84,801
Boyd Gaming Corp.a,[b]	4,653	61,420
Brinker International Inc.	4,264	223,647
Buffalo Wild Wings Inc.[a]	1,159	172,575
Carnival Corp.	27,361	1,035,887
Cheesecake Factory Inc. (The)	3,064	145,938
Chipotle Mexican Grill Inc.a,[b]	1,927	1,094,632
Cracker Barrel Old Country Store Inc.	1,446	140,609
Darden Restaurants Inc.	8,046	408,415
DineEquity Inc.	1,079	84,238
Domino’s Pizza Inc.	3,556	273,705
International Game Technology	15,580	219,055
International Speedway Corp. Class A	1,671	56,797
Interval Leisure Group Inc.	2,486	64,984

Security	Shares	Value

Jack in the Box Inc.a,[b]	2,772	$163,382
Life Time Fitness Inc.a,[b]	2,527	121,549
Marcus Corp. (The)	1,124	18,771
Marriott International Inc. Class A	13,891	778,174
Marriott Vacations Worldwide Corp.[a]	1,914	107,012
McDonald’s Corp.	61,918	6,069,822
Monarch Casino & Resort Inc.[a]	590	10,933
Multimedia Games Holding Co. Inc.[a]	1,702	49,426
Panera Bread Co. Class Aa,[b]	1,646	290,470
Papa John’s International Inc.	1,931	100,624
Pinnacle Entertainment Inc.[a]	2,770	65,649
Red Robin Gourmet Burgers Inc.[a]	774	55,480
Ruby Tuesday Inc.[a]	3,830	21,486
Ruth’s Hospitality Group Inc.	2,247	27,166
Scientific Games Corp. Class Aa,[b]	3,373	46,311
Sonic Corp.[a]	3,644	83,047
Starbucks Corp.	47,272	3,468,819
Starwood Hotels & Resorts Worldwide Inc.	11,984	953,926
Texas Roadhouse Inc.	3,855	100,538
Wendy’s Co. (The)	16,402	149,586
Wyndham Worldwide Corp.	7,979	584,302
Wynn Resorts Ltd.	5,050	1,121,858
Yum! Brands Inc.	27,780	2,094,334

		20,796,380
HOUSEHOLD DURABLES — 0.55%
Blyth Inc.[b]	828	8,884
D.R. Horton Inc.	18,021	390,155
Ethan Allen Interiors Inc.[b]	1,612	41,025
Garmin Ltd.	7,735	427,436
Harman International Industries Inc.	4,216	448,582
Helen of Troy Ltd.[a]	1,725	119,422
iRobot Corp.a,[b]	1,923	78,939
Jarden Corp.[a]	7,501	448,785
KB Home	5,056	85,901
La-Z-Boy Inc.	3,093	83,820
Leggett & Platt Inc.	8,868	289,452
Lennar Corp. Class A	10,981	435,067
M.D.C. Holdings Inc.	2,495	70,559
M/I Homes Inc.[a]	1,402	31,433
Meritage Homes Corp.[a]	2,258	94,565
Mohawk Industries Inc.[a]	3,827	520,395
Newell Rubbermaid Inc.	17,525	523,998
NVR Inc.[a]	264	302,808
PulteGroup Inc.	21,258	407,941
Ryland Group Inc. (The)	3,024	120,748
Standard-Pacific Corp.[a]	9,206	76,502
Tempur Sealy International Inc.[a]	3,897	197,461
Toll Brothers Inc.[a]	9,775	350,923
Tupperware Brands Corp.	3,230	270,545
Universal Electronics Inc.[a]	860	33,015
Whirlpool Corp.	4,838	723,088

		6,581,449
HOUSEHOLD PRODUCTS — 1.82%
Central Garden & Pet Co. Class Aa,[b]	2,227	18,417
Church & Dwight Co. Inc.	8,638	596,627
Clorox Co. (The)	8,076	710,769
Colgate-Palmolive Co.	54,629	3,543,783
Energizer Holdings Inc.	3,856	388,454
Kimberly-Clark Corp.	23,705	2,613,476
Procter & Gamble Co. (The)	169,534	13,664,440
WD-40 Co.	852	66,090

		21,602,056

28

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
AES Corp. (The)	41,200	$588,336
NRG Energy Inc.	20,031	636,986

		1,225,322
INDUSTRIAL CONGLOMERATES — 2.08%
3M Co.	39,381	5,342,426
Carlisle Companies Inc.	3,907	309,981
Danaher Corp.	37,526	2,814,450
General Electric Co.	627,304	16,240,901

		24,707,758
INSURANCE — 3.01%
ACE Ltd.	21,082	2,088,383
Aflac Inc.	28,553	1,799,981
Alleghany Corp.[a]	1,054	429,379
Allstate Corp. (The)	28,016	1,585,145
American Financial Group Inc.	4,419	255,020
American International Group Inc.	91,595	4,580,666
Amerisafe Inc.	1,100	48,301
Aon PLC	18,854	1,589,015
Arthur J. Gallagher & Co.	8,097	385,255
Aspen Insurance Holdings Ltd.	4,117	163,445
Assurant Inc.	4,477	290,826
Brown & Brown Inc.	7,466	229,654
Chubb Corp. (The)	15,399	1,375,131
Cincinnati Financial Corp.	9,122	443,876
eHealth Inc.[a]	1,087	55,220
Employers Holdings Inc.	1,946	39,368
Everest Re Group Ltd.	3,007	460,221
Fidelity National Financial Inc. Class A	17,206	540,957
First American Financial Corp.	6,590	174,964
Genworth Financial Inc. Class Aa	31,059	550,676
Hanover Insurance Group Inc. (The)	2,770	170,189
Hartford Financial Services Group Inc. (The)	28,001	987,595
HCC Insurance Holdings Inc.	6,363	289,453
HCI Group Inc.	615	22,386
Horace Mann Educators Corp.	2,468	71,572
Infinity Property and Casualty Corp.	801	54,172
Kemper Corp.	3,364	131,768
Lincoln National Corp.	16,421	832,052
Loews Corp.	19,053	839,285
Marsh & McLennan Companies Inc.	34,341	1,693,011
Meadowbrook Insurance Group Inc.	3,271	19,070
Mercury General Corp.	954	43,006
MetLife Inc.	70,270	3,710,256
Navigators Group Inc. (The)[a]	605	37,141
Old Republic International Corp.	14,956	245,278
Primerica Inc.	3,413	160,786
Principal Financial Group Inc.	17,207	791,350
ProAssurance Corp.	3,818	170,016
Progressive Corp. (The)	34,558	836,995
Protective Life Corp.	4,938	259,689
Prudential Financial Inc.	28,885	2,445,115
Reinsurance Group of America Inc.	4,444	353,876
RenaissanceRe Holdings Ltd.	2,646	258,250
RLI Corp.	2,140	94,674
Safety Insurance Group Inc.	791	42,595
Selective Insurance Group Inc.	3,311	77,213

Security	Shares	Value

StanCorp Financial Group Inc.	2,740	$183,032
Stewart Information Services Corp.	1,490	52,344
Torchmark Corp.	5,647	444,419
Tower Group International Ltd.[b]	2,243	6,056
Travelers Companies Inc. (The)	22,071	1,878,242
United Fire Group Inc.	1,360	41,276
Universal Insurance Holdings Inc.	1,742	22,123
Unum Group	16,168	570,892
W.R. Berkley Corp.	6,603	274,817
XL Group PLC	17,220	538,125

		35,733,602
INTERNET & CATALOG RETAIL — 1.21%
Amazon.com Inc.[a]	23,265	7,829,138
Blue Nile Inc.a,[b]	851	29,615
Expedia Inc.	6,439	466,828
FTD Companies Inc.a,[b]	1,152	36,645
HSN Inc.	2,008	119,938
Netflix Inc.[a]	3,710	1,306,031
NutriSystem Inc.	1,700	25,619
PetMed Express Inc.	1,147	15,381
Priceline.com Inc.[a]	3,263	3,889,137
TripAdvisor Inc.a,[b]	6,888	623,984

		14,342,316
INTERNET SOFTWARE & SERVICES — 2.98%
Akamai Technologies Inc.[a]	11,101	646,189
AOL Inc.[a]	4,786	209,483
Blucora Inc.[a]	2,765	54,443
comScore Inc.a,[b]	2,204	72,269
Conversant Inc.a,[b]	3,777	106,322
Dealertrack Technologies Inc.a,[b]	2,748	135,174
Dice Holdings Inc.[a]	3,340	24,916
Digital River Inc.[a]	2,176	37,928
eBay Inc.[a]	72,895	4,026,720
Equinix Inc.a,[b]	3,102	573,374
Facebook Inc. Class Aa	106,843	6,436,222
Google Inc. Class Aa	17,650	19,671,101
j2 Global Inc.[b]	2,754	137,838
Liquidity Services Inc.a,[b]	1,640	42,722
LivePerson Inc.[a]	3,008	36,307
LogMeIn Inc.a,[b]	1,342	60,242
Monster Worldwide Inc.[a]	6,956	52,031
NIC Inc.	3,625	69,999
OpenTable Inc.a,[b]	1,385	106,548
Perficient Inc.a,[b]	1,933	35,026
QuinStreet Inc.[a]	1,644	10,916
Rackspace Hosting Inc.[a]	7,179	235,615
Stamps.com Inc.a,[b]	810	27,184
VeriSign Inc.a,[b]	7,832	422,223
XO Group Inc.[a]	1,170	11,864
Yahoo! Inc.[a]	58,724	2,108,192

		35,350,848
IT SERVICES — 3.44%
Accenture PLC Class A	39,822	3,174,610
Acxiom Corp.[a]	4,669	160,590
Alliance Data Systems Corp.a,[b]	3,336	908,893
Automatic Data Processing Inc.	30,033	2,320,350
Broadridge Financial Solutions Inc.	7,320	271,865
CACI International Inc. Class Aa	1,390	102,582
Cardtronics Inc.[a]	2,721	105,711

29

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

CIBER Inc.a,[b]	4,674	$21,407
Cognizant Technology Solutions Corp. Class Aa	38,115	1,929,000
Computer Sciences Corp.	9,131	555,347
Convergys Corp.	6,281	137,617
CoreLogic Inc.[a]	5,715	171,679
CSG Systems International Inc.	2,173	56,585
DST Systems Inc.	1,922	182,186
ExlService Holdings Inc.[a]	2,146	66,333
Fidelity National Information Services Inc.	18,292	977,707
Fiserv Inc.[a]	16,044	909,534
Forrester Research Inc.	849	30,437
Gartner Inc.a,[b]	5,857	406,710
Global Payments Inc.	4,473	318,075
Heartland Payment Systems Inc.	2,467	102,257
Higher One Holdings Inc.[a]	1,892	13,679
iGATE Corp.[a]	1,922	60,620
International Business Machines Corp.	61,208	11,781,928
Jack Henry & Associates Inc.	5,267	293,688
Leidos Holdings Inc.	4,712	166,664
ManTech International Corp. Class Ab	1,391	40,909
MasterCard Inc. Class A	63,833	4,768,325
MAXIMUS Inc.	4,352	195,231
NeuStar Inc. Class Aa	2,311	75,131
Paychex Inc.	20,218	861,287
Science Applications International Corp.	2,525	94,410
Sykes Enterprises Inc.a,[b]	2,226	44,231
TeleTech Holdings Inc.[a]	1,434	35,147
Teradata Corp.[a]	9,965	490,178
Total System Services Inc.	10,525	320,065
VeriFone Systems Inc.[a]	6,693	226,357
Virtusa Corp.a,[b]	1,626	54,487
Visa Inc. Class A	31,700	6,842,762
Western Union Co.	34,593	565,942
WEX Inc.[a]	2,427	230,686
Xerox Corp.	69,973	790,695

		40,861,897
LEISURE EQUIPMENT & PRODUCTS — 0.19%
Arctic Cat Inc.	840	40,144
Brunswick Corp.	5,764	261,052
Callaway Golf Co.	5,010	51,202
Hasbro Inc.	7,168	398,684
JAKKS Pacific Inc.[b]	1,423	10,274
Mattel Inc.	21,217	851,014
Polaris Industries Inc.	4,106	573,649
Sturm, Ruger & Co. Inc.[b]	1,295	77,441

		2,263,460
LIFE SCIENCES TOOLS & SERVICES — 0.56%
Affymetrix Inc.a,[b]	4,431	31,593
Agilent Technologies Inc.	20,741	1,159,837
Bio-Rad Laboratories Inc. Class Aa	1,215	155,666
Cambrex Corp.[a]	1,681	31,720
Charles River Laboratories International Inc.[a]	3,007	181,442
Covance Inc.a,[b]	3,581	372,066
Luminex Corp.[a]	2,254	40,820
Mettler-Toledo International Inc.a,[b]	1,870	440,722
PAREXEL International Corp.[a]	3,605	194,994
PerkinElmer Inc.	6,896	310,734
TECHNE Corp.	2,017	172,191
Thermo Fisher Scientific Inc.	24,524	2,948,766

Security	Shares	Value

Waters Corp.[a]	5,309	$575,549

		6,616,100
MACHINERY — 2.12%
Actuant Corp. Class A	4,462	152,377
AGCO Corp.	5,551	306,193
Albany International Corp. Class A	1,676	59,565
Astec Industries Inc.	1,039	45,622
Barnes Group Inc.	3,011	115,833
Briggs & Stratton Corp.	3,058	68,041
Caterpillar Inc.	39,894	3,964,267
CIRCOR International Inc.	1,092	80,076
CLARCOR Inc.	3,058	175,376
Crane Co.	3,027	215,371
Cummins Inc.	10,888	1,622,203
Deere & Co.	23,155	2,102,474
Donaldson Co. Inc.	8,314	352,514
Dover Corp.	10,638	869,657
EnPro Industries Inc.a,[b]	1,334	96,942
ESCO Technologies Inc.	1,638	57,641
Federal Signal Corp.[a]	3,841	57,231
Flowserve Corp.	8,635	676,466
Graco Inc.	3,849	287,674
Harsco Corp.	4,976	116,588
IDEX Corp.	5,015	365,543
Illinois Tool Works Inc.	24,479	1,990,877
Ingersoll-Rand PLC	16,231	929,062
ITT Corp.	5,553	237,446
John Bean Technologies Corp.	1,686	52,097
Joy Global Inc.	6,329	367,082
Kennametal Inc.	4,968	220,082
Lincoln Electric Holdings Inc.	5,037	362,714
Lindsay Corp.[b]	801	70,632
Lydall Inc.[a]	1,114	25,477
Mueller Industries Inc.	3,424	102,686
Nordson Corp.	3,790	267,157
Oshkosh Corp.	5,431	319,723
PACCAR Inc.	22,163	1,494,673
Pall Corp.	6,938	620,743
Parker Hannifin Corp.	9,352	1,119,528
Pentair Ltd. Registered	12,343	979,294
Snap-on Inc.	3,631	412,046
SPX Corp.	2,818	277,038
Standex International Corp.	815	43,668
Stanley Black & Decker Inc.	9,719	789,572
Tennant Co.	1,130	74,151
Terex Corp.[b]	6,960	308,328
Timken Co. (The)	4,963	291,725
Titan International Inc.	3,618	68,706
Toro Co. (The)	3,601	227,547
Trinity Industries Inc.	4,961	357,539
Valmont Industries Inc.	1,669	248,414
Wabtec Corp.	6,010	465,775
Watts Water Technologies Inc. Class A	1,714	100,595
Woodward Inc.	3,868	160,638
Xylem Inc.	11,625	423,383

		25,196,052
MARINE — 0.04%
Kirby Corp.a,[b]	3,559	360,349
Matson Inc.	2,520	62,219

		422,568

30

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

MEDIA — 3.26%
AMC Networks Inc. Class Aa,[b]	3,785	$276,646
Cablevision NY Group Class A	13,297	224,320
CBS Corp. Class B NVS	34,555	2,135,499
Cinemark Holdings Inc.	6,425	186,389
Comcast Corp. Class A	163,005	8,153,510
DIRECTVa,[b]	29,669	2,267,305
Discovery Communications Inc. Series Aa	13,946	1,153,334
DreamWorks Animation SKG Inc. Class Aa	4,389	116,528
E.W. Scripps Co. (The) Class Aa	1,946	34,483
Gannett Co. Inc.	14,147	390,457
Harte-Hanks Inc.	2,772	24,505
Interpublic Group of Companies Inc. (The)	25,665	439,898
John Wiley & Sons Inc. Class A	2,995	172,632
Lamar Advertising Co. Class Aa	4,108	209,467
Live Nation Entertainment Inc.[a]	8,885	193,249
Meredith Corp.	2,253	104,607
New York Times Co. (The) Class A	8,231	140,915
News Corp. Class A NVS[a]	31,072	535,060
Omnicom Group Inc.	16,113	1,169,804
Scholastic Corp.	1,624	55,996
Scripps Networks Interactive Inc. Class A	6,884	522,564
Sizmek Inc.[a]	1,681	17,869
Time Warner Cable Inc.	17,373	2,383,228
Time Warner Inc.	55,859	3,649,268
Twenty-First Century Fox Inc. Class A	121,433	3,882,213
Viacom Inc. Class B NVS	24,954	2,120,840
Walt Disney Co. (The)	101,900	8,159,133

		38,719,719
METALS & MINING — 0.66%
A.M. Castle & Co.[a]	1,074	15,777
AK Steel Holding Corp.a,[b]	8,606	62,135
Alcoa Inc.	66,514	856,035
Allegheny Technologies Inc.	6,677	251,589
AMCOL International Corp.	1,618	74,072
Carpenter Technology Corp.	3,322	219,385
Century Aluminum Co.[a]	3,369	44,505
Cliffs Natural Resources Inc.[b]	9,462	193,593
Commercial Metals Co.	7,488	141,373
Compass Minerals International Inc.	2,160	178,243
Freeport-McMoRan Copper & Gold Inc.	64,807	2,143,168
Gerber Scientific Inc. Escrowa,[d]	664	7
Globe Specialty Metals Inc.	3,855	80,261
Haynes International Inc.	794	42,876
Kaiser Aluminum Corp.	1,121	80,062
Materion Corp.	1,160	39,359
Newmont Mining Corp.	31,342	734,656
Nucor Corp.	19,776	999,479
Olympic Steel Inc.	563	16,158
Reliance Steel & Aluminum Co.	4,930	348,354
Royal Gold Inc.	4,115	257,681
RTI International Metals Inc.[a]	1,899	52,754
Steel Dynamics Inc.	13,881	246,943
Stillwater Mining Co.a,[b]	7,207	106,736
SunCoke Energy Inc.[a]	4,190	95,700
United States Steel Corp.[b]	9,125	251,941
US Silica Holdings Inc.	3,338	127,411
Worthington Industries Inc.	3,345	127,946

		7,788,199

Security	Shares	Value

MULTI-UTILITIES — 1.15%
Alliant Energy Corp.	6,908	$392,443
Ameren Corp.	15,201	626,281
Avista Corp.	3,878	118,861
Black Hills Corp.	2,743	158,134
CenterPoint Energy Inc.	26,662	631,623
CMS Energy Corp.	16,574	485,287
Consolidated Edison Inc.	18,271	980,239
Dominion Resources Inc.	36,297	2,576,724
DTE Energy Co.	11,004	817,487
Integrys Energy Group Inc.	5,016	299,204
MDU Resources Group Inc.	11,887	407,843
NiSource Inc.	19,424	690,135
NorthWestern Corp.	2,541	120,520
PG&E Corp.	28,718	1,240,617
Public Service Enterprise Group Inc.	31,549	1,203,279
SCANA Corp.	8,659	444,380
Sempra Energy	14,171	1,371,186
TECO Energy Inc.	12,702	217,839
Vectren Corp.	4,997	196,832
Wisconsin Energy Corp.[b]	14,063	654,633

		13,633,547
MULTILINE RETAIL — 0.63%
Big Lots Inc.[a]	3,585	135,764
Dollar General Corp.[a]	18,330	1,016,948
Dollar Tree Inc.a,[b]	13,033	680,062
Family Dollar Stores Inc.	6,101	353,919
Fred’s Inc. Class A	1,921	34,597
J.C. Penney Co. Inc.a,[b]	17,139	147,738
Kohl’s Corp.[b]	12,507	710,398
Macy’s Inc.	23,069	1,367,761
Nordstrom Inc.	8,949	558,865
Target Corp.	39,537	2,392,384
Tuesday Morning Corp.a,[b]	2,791	39,493

		7,437,929
OIL, GAS & CONSUMABLE FUELS — 7.54%
Alpha Natural Resources Inc.a,[b]	13,537	57,532
Anadarko Petroleum Corp.	31,475	2,667,821
Apache Corp.	24,720	2,050,524
Approach Resources Inc.a,[b]	2,212	46,253
Arch Coal Inc.[b]	13,030	62,805
Bill Barrett Corp.a,[b]	2,997	76,723
Cabot Oil & Gas Corp.	26,228	888,605
Carrizo Oil & Gas Inc.[a]	2,567	137,232
Chesapeake Energy Corp.	31,801	814,742
Chevron Corp.	119,370	14,194,287
Cimarex Energy Co.	5,380	640,812
Cloud Peak Energy Inc.a,[b]	3,654	77,245
Comstock Resources Inc.	2,813	64,277
ConocoPhillips	76,699	5,395,775
CONSOL Energy Inc.	14,180	566,491
Contango Oil & Gas Co.[a]	1,105	52,753
Denbury Resources Inc.	22,462	368,377
Devon Energy Corp.	23,920	1,600,966
Energen Corp.	4,475	361,625
EOG Resources Inc.	17,072	3,349,014
EQT Corp.	9,376	909,191
Exxon Mobil Corp.	270,151	26,388,350
Forest Oil Corp.a,[b]	6,959	13,292

31

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Green Plains Renewable Energy Inc.	1,470	$44,041
Gulfport Energy Corp.a,[b]	5,261	374,478
Hess Corp.	17,129	1,419,651
HollyFrontier Corp.	12,399	589,944
Kinder Morgan Inc.	41,896	1,361,201
Marathon Oil Corp.	43,654	1,550,590
Marathon Petroleum Corp.	18,457	1,606,497
Murphy Oil Corp.	10,919	686,368
Newfield Exploration Co.[a]	8,338	261,480
Noble Energy Inc.	22,500	1,598,400
Northern Oil and Gas Inc.a,[b]	3,863	56,477
Occidental Petroleum Corp.	49,717	4,737,533
ONEOK Inc.	12,981	769,124
PDC Energy Inc.[a]	2,203	137,159
Peabody Energy Corp.	16,648	272,028
Penn Virginia Corp.[a]	2,962	51,805
PetroQuest Energy Inc.a,[b]	3,350	19,095
Phillips 66	36,782	2,834,421
Pioneer Natural Resources Co.	8,925	1,670,224
QEP Resources Inc.	11,092	326,548
Range Resources Corp.	10,191	845,547
Rosetta Resources Inc.a,[b]	3,710	172,812
SM Energy Co.	4,137	294,927
Southwestern Energy Co.[a]	21,782	1,002,190
Spectra Energy Corp.	41,791	1,543,759
Stone Energy Corp.[a]	3,023	126,875
Swift Energy Co.a,[b]	2,531	27,234
Tesoro Corp.	8,287	419,239
Valero Energy Corp.	33,356	1,771,204
Williams Companies Inc. (The)	42,639	1,730,291
World Fuel Services Corp.	4,438	195,716
WPX Energy Inc.[a]	12,940	233,308

		89,514,858
PAPER & FOREST PRODUCTS — 0.19%
Boise Cascade Co.a,[b]	1,964	56,249
Clearwater Paper Corp.[a]	1,395	87,425
Deltic Timber Corp.	813	53,032
Domtar Corp.	2,000	224,440
International Paper Co.	27,619	1,267,160
KapStone Paper and Packaging Corp.[a]	4,932	142,239
Louisiana-Pacific Corp.[a]	8,535	143,985
Neenah Paper Inc.	1,160	59,995
P.H. Glatfelter Co.	2,724	74,147
Schweitzer-Mauduit International Inc.	1,942	82,710
Wausau Paper Corp.	3,073	39,119

		2,230,501
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	26,909	393,948
Estee Lauder Companies Inc. (The) Class A	16,063	1,074,293
Inter Parfums Inc.	1,081	39,143
Medifast Inc.[a]	825	23,999

		1,531,383
PHARMACEUTICALS — 5.58%
AbbVie Inc.	99,446	5,111,524
Actavis PLC[a]	10,848	2,233,061
Akorn Inc.a,[b]	4,694	103,268
Allergan Inc.	18,730	2,324,393
Bristol-Myers Squibb Co.	102,930	5,347,214
Eli Lilly and Co.	61,639	3,628,072

Security	Shares	Value

Endo International PLC[a]	8,543	$586,477
Forest Laboratories Inc.[a]	14,964	1,380,728
Hi-Tech Pharmacal Co. Inc.[a]	589	25,521
Hospira Inc.[a]	10,233	442,577
Impax Laboratories Inc.[a]	4,141	109,405
Johnson & Johnson	176,872	17,374,137
Mallinckrodt PLC[a]	3,657	231,890
Medicines Co. (The)[a]	3,897	110,753
Merck & Co. Inc.	183,884	10,439,095
Mylan Inc.a,[b]	23,321	1,138,764
Perrigo Co. PLC	8,339	1,289,710
Pfizer Inc.	399,105	12,819,253
Prestige Brands Holdings Inc.[a]	3,044	82,949
Questcor Pharmaceuticals Inc.	3,451	224,073
Salix Pharmaceuticals Ltd.a,[b]	3,875	401,489
Zoetis Inc.	31,363	907,645

		66,311,998
PROFESSIONAL SERVICES — 0.31%
CDI Corp.	787	13,497
Corporate Executive Board Co. (The)	2,171	161,153
Dun & Bradstreet Corp. (The)	2,404	238,837
Equifax Inc.	7,701	523,899
Exponent Inc.	838	62,900
FTI Consulting Inc.[a]	2,502	83,417
Heidrick & Struggles International Inc.	1,098	22,037
Insperity Inc.	1,380	42,752
Kelly Services Inc. Class A	1,687	40,033
Korn/Ferry International[a]	3,337	99,343
Manpowergroup Inc.	4,941	389,499
Navigant Consulting Inc.[a]	3,099	57,827
Nielsen Holdings NV	17,660	788,166
On Assignment Inc.[a]	2,816	108,670
Resources Connection Inc.	2,788	39,283
Robert Half International Inc.	8,524	357,582
Towers Watson & Co. Class A	4,066	463,727
TrueBlue Inc.[a]	2,424	70,926
WageWorks Inc.[a]	1,844	103,467

		3,667,015
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.82%
Acadia Realty Trust	3,290	86,790
Agree Realty Corp.	769	23,385
Alexandria Real Estate Equities Inc.	4,416	320,425
American Assets Trust Inc.	1,724	58,168
American Campus Communities Inc.	6,601	246,547
American Tower Corp.	24,711	2,023,090
Apartment Investment and Management Co. Class A	9,123	275,697
Associated Estates Realty Corp.	3,919	66,388
AvalonBay Communities Inc.	7,557	992,385
BioMed Realty Trust Inc.	12,198	249,937
Boston Properties Inc.	9,496	1,087,577
BRE Properties Inc. Class A	4,922	309,003
Camden Property Trust[b]	5,246	353,266
Capstead Mortgage Corp.	4,779	60,502
Cedar Realty Trust Inc.	3,394	20,737
CoreSite Realty Corp.	1,342	41,602
Corporate Office Properties Trust	5,312	141,512
Corrections Corp. of America	7,206	225,692
Cousins Properties Inc.	10,518	120,641
Crown Castle International Corp.	20,821	1,536,173
DiamondRock Hospitality Co.[b]	12,442	146,194
Duke Realty Corp.	20,187	340,757

32

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

EastGroup Properties Inc.	1,889	$118,837
EPR Properties[b]	3,314	176,934
Equity One Inc.	3,928	87,752
Equity Residential[b]	20,827	1,207,758
Essex Property Trust Inc.	2,423	412,031
Extra Space Storage Inc.	6,972	338,212
Federal Realty Investment Trust	4,105	470,926
Franklin Street Properties Corp.[b]	5,529	69,665
General Growth Properties Inc.	32,767	720,874
GEO Group Inc. (The)	3,361	108,359
Getty Realty Corp.	1,674	31,622
Government Properties Income Trust	2,645	66,654
HCP Inc.[b]	28,338	1,099,231
Health Care REIT Inc.	18,031	1,074,648
Healthcare Realty Trust Inc.	5,816	140,456
Highwoods Properties Inc.	5,783	222,125
Home Properties Inc.	3,538	212,705
Hospitality Properties Trust	9,255	265,804
Host Hotels & Resorts Inc.	47,391	959,194
Inland Real Estate Corp.[b]	4,925	51,959
Kilroy Realty Corp.[b]	5,054	296,063
Kimco Realty Corp.[b]	25,447	556,780
Kite Realty Group Trust	7,774	46,644
LaSalle Hotel Properties[b]	6,410	200,697
Lexington Realty Trust	8,910	97,208
Liberty Property Trust[b]	9,217	340,660
LTC Properties Inc.	2,251	84,705
Macerich Co. (The)	8,803	548,691
Mack-Cali Realty Corp.	5,226	108,649
Medical Properties Trust Inc.	10,640	136,086
Mid-America Apartment Communities Inc.[b]	4,616	315,134
National Retail Properties Inc.[b]	7,708	264,539
Omega Healthcare Investors Inc.[b]	7,876	264,004
Parkway Properties Inc.	4,236	77,307
Pennsylvania Real Estate Investment Trust	4,125	74,456
Plum Creek Timber Co. Inc.	10,985	461,809
Post Properties Inc.[b]	3,351	164,534
Potlatch Corp.	2,474	95,719
Prologis Inc.[b]	31,217	1,274,590
PS Business Parks Inc.	1,332	111,382
Public Storage	9,054	1,525,508
Rayonier Inc.	7,990	366,821
Realty Income Corp.[b]	13,727	560,885
Regency Centers Corp.	5,888	300,641
Sabra Healthcare REIT Inc.	2,265	63,171
Saul Centers Inc.	849	40,209
Senior Housing Properties Trust[b]	11,610	260,877
Simon Property Group Inc.	19,643	3,221,452
SL Green Realty Corp.[b]	5,506	554,014
Sovran Self Storage Inc.	1,943	142,713
Tanger Factory Outlet Centers Inc.	5,829	204,015
Taubman Centers Inc.	3,939	278,842
UDR Inc.	15,615	403,335
Universal Health Realty Income Trust	338	14,277
Urstadt Biddle Properties Inc. Class Ab	793	16,383
Ventas Inc.	18,311	1,109,097
Vornado Realty Trust	10,870	1,071,347
Weingarten Realty Investors	6,925	207,750
Weyerhaeuser Co.	36,561	1,073,065

		33,496,273
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
Alexander & Baldwin Inc.	2,788	118,657
CBRE Group Inc. Class Aa	17,258	473,387

Security	Shares	Value

Forestar Group Inc.[a]	2,172	$38,662
Jones Lang LaSalle Inc.	2,772	328,482

		959,188
ROAD & RAIL — 0.98%
Arkansas Best Corp.	1,617	59,748
Con-way Inc.	3,613	148,422
CSX Corp.	63,063	1,826,935
Genesee & Wyoming Inc. Class Aa,[b]	3,158	307,337
Heartland Express Inc.	2,790	63,305
J.B. Hunt Transport Services Inc.	5,798	416,992
Kansas City Southern Industries Inc.	6,833	697,376
Knight Transportation Inc.	3,595	83,152
Landstar System Inc.	2,810	166,408
Norfolk Southern Corp.	19,336	1,878,879
Old Dominion Freight Line Inc.[a]	4,457	252,890
Roadrunner Transportation Systems Inc.[a]	1,578	39,829
Ryder System Inc.	3,292	263,097
Saia Inc.[a]	1,493	57,048
Union Pacific Corp.	28,467	5,342,117
Werner Enterprises Inc.	2,744	69,999

		11,673,534
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.24%
Advanced Energy Industries Inc.[a]	2,250	55,125
Advanced Micro Devices Inc.a,[b]	39,084	156,727
Altera Corp.	19,927	722,154
Analog Devices Inc.	19,439	1,032,988
Applied Materials Inc.	75,988	1,551,675
Atmel Corp.[a]	27,400	229,064
ATMI Inc.[a]	1,953	66,422
Broadcom Corp. Class A	34,632	1,090,215
Brooks Automation Inc.	4,105	44,868
Cabot Microelectronics Corp.[a]	1,405	61,820
CEVA Inc.[a]	1,393	24,461
Cirrus Logic Inc.a,[b]	4,162	82,699
Cohu Inc.	1,614	17,334
Cree Inc.a,[b]	7,500	424,200
Cypress Semiconductor Corp.	8,544	87,747
Diodes Inc.a,[b]	2,224	58,091
DSP Group Inc.[a]	1,427	12,329
Entropic Communications Inc.[a]	5,497	22,483
Exar Corp.[a]	2,747	32,827
Fairchild Semiconductor International Inc.[a]	7,750	106,873
First Solar Inc.a,[b]	4,407	307,565
GT Advanced Technologies Inc.a,[b]	8,600	146,630
Hittite Microwave Corp.	1,959	123,495
Integrated Device Technology Inc.[a]	9,097	111,256
Intel Corp.	310,946	8,025,516
International Rectifier Corp.[a]	4,688	128,451
Intersil Corp. Class A	7,531	97,301
KLA-Tencor Corp.	10,501	726,039
Kopin Corp.a,[b]	4,199	15,872
Kulicke and Soffa Industries Inc.[a]	4,996	63,000
Lam Research Corp.[a]	10,130	557,150
Linear Technology Corp.	14,761	718,713
LSI Corp.	33,527	371,144
Micrel Inc.	3,056	33,860
Microchip Technology Inc.	12,529	598,385
Micron Technology Inc.[a]	66,564	1,574,904
Microsemi Corp.[a]	5,771	144,448
MKS Instruments Inc.	3,380	101,028
Monolithic Power Systems Inc.[a]	2,297	89,055

33

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Nanometrics Inc.[a,b]	1,134	$20,378
NVIDIA Corp.	34,855	624,253
Pericom Semiconductor Corp.[a,b]	1,437	11,252
Power Integrations Inc.	1,979	130,179
RF Micro Devices Inc.[a]	16,889	133,085
Rubicon Technology Inc.[a]	1,120	12,645
Rudolph Technologies Inc.[a]	1,935	22,078
Semtech Corp.[a,b]	4,184	106,023
Sigma Designs Inc.[a]	1,982	9,434
Silicon Laboratories Inc.[a]	2,446	127,804
Skyworks Solutions Inc.[a]	11,643	436,845
SunEdison Inc.[a]	15,702	295,826
Supertex Inc.[a]	793	26,153
Synaptics Inc.[a,b]	2,191	131,504
Teradyne Inc.[a]	11,874	236,174
Tessera Technologies Inc.	3,099	73,229
Texas Instruments Inc.	67,854	3,199,316
TriQuint Semiconductor Inc.[a]	9,987	133,726
Ultratech Inc.[a]	1,639	47,842
Veeco Instruments Inc.[a,b]	2,478	103,903
Xilinx Inc.	16,662	904,247

		26,599,810
SOFTWARE — 3.62%
ACI Worldwide Inc.[a,b]	2,459	145,548
Adobe Systems Inc.[a]	29,035	1,908,761
Advent Software Inc.	2,536	74,457
ANSYS Inc.[a]	5,778	445,022
Autodesk Inc.[a]	14,060	691,471
Blackbaud Inc.	2,763	86,482
Bottomline Technologies Inc.[a,b]	2,483	87,277
CA Inc.	20,334	629,744
Cadence Design Systems Inc.[a,b]	18,358	285,283
Citrix Systems Inc.[a]	11,609	666,705
CommVault Systems Inc.[a,b]	2,720	176,664
Compuware Corp.	13,280	139,440
Concur Technologies Inc.[a,b]	2,960	293,247
Ebix Inc.[b]	1,932	32,979
Electronic Arts Inc.[a]	19,453	564,331
EPIQ Systems Inc.	1,932	26,333
FactSet Research Systems Inc.	2,513	270,927
Fair Isaac Corp.	2,168	119,934
Fortinet Inc.[a,b]	8,575	188,907
Informatica Corp.[a]	6,675	252,181
Interactive Intelligence Group Inc.[a]	1,058	76,705
Intuit Inc.	17,827	1,385,693
Manhattan Associates Inc.[a,b]	4,788	167,724
Mentor Graphics Corp.	6,396	140,840
MICROS Systems Inc.[a,b]	4,715	249,565
Microsoft Corp.	472,260	19,357,937
MicroStrategy Inc. Class Aa	554	63,926
Monotype Imaging Holdings Inc.	2,669	80,444
NetScout Systems Inc.[a]	2,220	83,428
Oracle Corp.	216,569	8,859,838
Progress Software Corp.[a]	3,044	66,359
PTC Inc.[a,b]	7,371	261,155
Red Hat Inc.[a]	11,738	621,879
Rovi Corp.[a]	6,423	146,316
Salesforce.com Inc.[a]	35,218	2,010,596
SolarWinds Inc.[a]	4,236	180,581
Solera Holdings Inc.	4,377	277,239
Symantec Corp.	43,326	865,220
Synchronoss Technologies Inc.[a]	2,025	69,437
Synopsys Inc.[a]	9,722	373,422

Security	Shares	Value

Take-Two Interactive Software Inc.[a]	5,585	$122,479
Tangoe Inc.[a,b]	2,143	39,838
TIBCO Software Inc.[a]	9,645	195,986
Tyler Technologies Inc.[a]	1,830	153,134
Vasco Data Security International Inc.[a,b]	1,701	12,826

		42,948,260
SPECIALTY RETAIL — 2.38%
Aaron’s Inc.	4,544	137,411
Abercrombie & Fitch Co. Class A	4,952	190,652
Advance Auto Parts Inc.	4,544	574,816
Aeropostale Inc.[a,b]	4,978	24,990
American Eagle Outfitters Inc.	11,094	135,791
ANN INC.[a]	3,009	124,813
Ascena Retail Group Inc.[a,b]	8,036	138,862
AutoNation Inc.[a]	4,063	216,273
AutoZone Inc.[a]	2,120	1,138,652
Barnes & Noble Inc.[a]	2,535	52,981
Bed Bath & Beyond Inc.[a]	13,285	914,008
Best Buy Co. Inc.	17,134	452,509
Big 5 Sporting Goods Corp.	851	13,658
Brown Shoe Co. Inc.	2,480	65,819
Buckle Inc. (The)[b]	1,663	76,165
Cabela’s Inc.[a,b]	3,028	198,364
CarMax Inc.[a]	13,939	652,345
Cato Corp. (The) Class A	1,714	46,347
Chico’s FAS Inc.	9,737	156,084
Children’s Place Retail Stores Inc. (The)	1,437	71,577
Christopher & Banks Corp.[a,b]	2,251	14,879
CST Brands Inc.	4,719	147,421
Dick’s Sporting Goods Inc.	6,382	348,521
Finish Line Inc. (The) Class A	3,295	89,261
Foot Locker Inc.	9,371	440,250
Francesca’s Holdings Corp.[a,b]	2,748	49,849
GameStop Corp. Class A	7,248	297,893
Gap Inc. (The)	16,596	664,836
Genesco Inc.[a]	1,426	106,337
Group 1 Automotive Inc.	1,349	88,575
Guess? Inc.	3,844	106,094
Haverty Furniture Companies Inc.	1,118	33,205
Hibbett Sports Inc.[a,b]	1,644	86,935
Home Depot Inc. (The)	88,074	6,969,296
Jos. A. Bank Clothiers Inc.[a]	1,641	105,516
Kirkland’s Inc.[a]	1,110	20,524
L Brands Inc.	15,211	863,528
Lithia Motors Inc. Class A	1,365	90,718
Lowe’s Companies Inc.	65,373	3,196,740
Lumber Liquidators Holdings Inc.[a,b]	1,693	158,803
MarineMax Inc.[a]	1,398	21,236
Men’s Wearhouse Inc. (The)	2,807	137,487
Monro Muffler Brake Inc.	1,917	109,039
Murphy USA Inc.[a]	2,834	115,032
O’Reilly Automotive Inc.[a]	6,712	995,994
Office Depot Inc.[a,b]	29,431	121,550
Outerwall Inc.[a,b]	1,316	95,410
Pep Boys - Manny, Moe & Jack (The)[a]	3,561	45,296
PetSmart Inc.	6,427	442,756
Rent-A-Center Inc.	3,279	87,221
Ross Stores Inc.	13,445	961,990
Select Comfort Corp.[a]	3,575	64,636
Signet Jewelers Ltd.	5,002	529,512
Sonic Automotive Inc. Class A	2,208	49,636
Stage Stores Inc.	2,186	53,448
Staples Inc.	41,196	467,163

34

Schedule of Investments  (Continued)

iSHARES®CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2014

Security	Shares	Value

Stein Mart Inc.	1,682	$23,565
Tiffany & Co.	6,881	592,798
TJX Companies Inc. (The)	44,343	2,689,403
Tractor Supply Co.	8,794	621,120
Urban Outfitters Inc.[a]	6,907	251,898
Vitamin Shoppe Inc.[a]	1,930	91,714
Williams-Sonoma Inc.	5,588	372,384
Zale Corp.[a]	2,386	49,891
Zumiez Inc.[a]	1,378	33,403

		28,284,880
TEXTILES, APPAREL & LUXURY GOODS — 0.92%
Carter’s Inc.	3,403	264,243
Coach Inc.	17,413	864,729
Crocs Inc.[a]	5,520	86,112
Deckers Outdoor Corp.[a,b]	2,208	176,044
Fossil Group Inc.[a,b]	3,073	358,342
G-III Apparel Group Ltd.[a,b]	1,039	74,372
Hanesbrands Inc.	6,128	468,669
Iconix Brand Group Inc.[a,b]	3,243	127,353
Kate Spade & Co.[a,b]	7,830	290,415
Michael Kors Holdings Ltd.[a]	11,169	1,041,733
Movado Group Inc.	1,089	49,604
Nike Inc. Class B	46,611	3,442,688
Oxford Industries Inc.	837	65,453
Perry Ellis International Inc.[a]	812	11,157
PVH Corp.	5,054	630,587
Quiksilver Inc.[a]	7,727	58,030
Ralph Lauren Corp.	3,716	598,016
SKECHERS U.S.A. Inc. Class Aa	2,677	97,818
Steven Madden Ltd.[a]	3,770	135,645
Under Armour Inc. Class Aa,b	5,002	573,429
VF Corp.	22,068	1,365,568
Wolverine World Wide Inc.	6,189	176,696

		10,956,703
THRIFTS & MORTGAGE FINANCE — 0.14%
Astoria Financial Corp.	5,009	69,224
Bank Mutual Corp.	2,783	17,644
BofI Holding Inc.[a]	742	63,626
Brookline Bancorp Inc.	4,440	41,825
Dime Community Bancshares Inc.	1,691	28,713
Hudson City Bancorp Inc.	29,591	290,880
New York Community Bancorp Inc.	27,394	440,222
Northwest Bancshares Inc.	6,390	93,294
Oritani Financial Corp.	2,546	40,252
People’s United Financial Inc.	19,573	291,051
Provident Financial Services Inc.	3,332	61,209
TrustCo Bank Corp. NY	5,831	41,050
Washington Federal Inc.	6,397	149,050

		1,628,040
TOBACCO — 1.27%
Alliance One International Inc.[a]	5,505	16,075
Altria Group Inc.	124,754	4,669,542
Lorillard Inc.	22,715	1,228,427
Philip Morris International Inc.	99,136	8,116,264
Reynolds American Inc.	19,558	1,044,789
Universal Corp.	1,263	70,589

		15,145,686

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.27%
Applied Industrial Technologies Inc.	2,531	$122,095
DXP Enterprises Inc.[a]	708	67,210
Fastenal Co.	17,145	845,591
GATX Corp.	2,808	190,607
Kaman Corp.	1,632	66,390
MSC Industrial Direct Co. Inc. Class A	2,992	258,868
United Rentals Inc.[a]	5,809	551,507
W.W. Grainger Inc.	3,834	968,699
Watsco Inc.	1,714	171,246

		3,242,213
WATER UTILITIES — 0.03%
American States Water Co.	2,258	72,911
Aqua America Inc.	11,075	277,650

		350,561
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
NTELOS Holdings Corp.	786	10,611
Telephone & Data Systems Inc.	6,353	166,512
USA Mobility Inc.	945	17,171

		194,294

TOTAL COMMON STOCKS
(Cost: $988,794,844)		1,185,103,842

SHORT-TERM INVESTMENTS — 2.27%

MONEY MARKET FUNDS — 2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	24,652,172	24,652,172
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	1,284,393	1,284,393
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	979,332	979,332

		26,915,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,915,897)		26,915,897

TOTAL INVESTMENTS IN SECURITIES — 102.07%
(Cost: $1,015,710,741)		1,212,019,739
Other Assets, Less Liabilities — (2.07)%		(24,570,787)

NET ASSETS — 100.00%		$1,187,448,952

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

35

Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.70%
Alliant Techsystems Inc.	14,744	$2,095,860
B/E Aerospace Inc.[a,b]	45,256	3,927,768
Boeing Co. (The)	349,178	43,818,346
Exelis Inc.	86,223	1,639,099
General Dynamics Corp.	137,705	14,998,829
Hexcel Corp.[a,b]	45,949	2,000,619
Honeywell International Inc.	362,131	33,591,271
Huntington Ingalls Industries Inc.	22,974	2,349,321
L-3 Communications Holdings Inc.	41,308	4,880,540
Lockheed Martin Corp.	119,582	19,520,566
Northrop Grumman Corp.	102,158	12,604,254
Precision Castparts Corp.	67,429	17,043,354
Raytheon Co.	149,663	14,785,208
Rockwell Collins Inc.	62,237	4,958,422
Spirit AeroSystems Holdings Inc. Class Aa	54,740	1,543,121
Textron Inc.	127,674	5,016,311
TransDigm Group Inc.	24,043	4,452,764
Triumph Group Inc.	23,643	1,526,865
United Technologies Corp.	423,095	49,434,420

		240,186,938
AIR FREIGHT & LOGISTICS — 0.65%
C.H. Robinson Worldwide Inc.[b]	70,077	3,671,334
Expeditors International of Washington Inc.	94,675	3,751,970
FedEx Corp.	135,897	18,014,507
United Parcel Service Inc. Class B	333,398	32,466,297

		57,904,108
AIRLINES — 0.42%
Alaska Air Group Inc.	32,226	3,007,008
American Airlines Group Inc.[a]	90,814	3,323,792
Copa Holdings SA Class A	15,246	2,213,567
Delta Air Lines Inc.	394,641	13,674,311
Southwest Airlines Co.	331,624	7,829,642
United Continental Holdings Inc.[a,b]	163,398	7,292,453

		37,340,773
AUTO COMPONENTS — 0.52%
Allison Transmission Holdings Inc.	15,707	470,268
BorgWarner Inc.	106,058	6,519,385
Delphi Automotive PLC	144,229	9,787,380
Gentex Corp.	65,803	2,074,769
Goodyear Tire & Rubber Co. (The)	112,611	2,942,525
Johnson Controls Inc.	315,834	14,945,265
Lear Corp.	37,015	3,098,896
TRW Automotive Holdings Corp.[a]	49,364	4,029,090
Visteon Corp.[a]	22,817	2,017,935

		45,885,513
AUTOMOBILES — 0.71%
Ford Motor Co.	1,776,854	27,718,922
General Motors Co.	572,269	19,697,499

Security	Shares	Value

Harley-Davidson Inc.	103,544	$6,897,066
Tesla Motors Inc.[a,b]	38,430	8,010,734
Thor Industries Inc.	20,236	1,235,610

		63,559,831
BEVERAGES — 1.85%
Beam Inc.	74,383	6,196,104
Brown-Forman Corp. Class B NVS	69,434	6,227,535
Coca-Cola Co. (The)	1,760,258	68,051,574
Coca-Cola Enterprises Inc.	120,002	5,731,296
Constellation Brands Inc. Class Aa	70,563	5,995,738
Dr Pepper Snapple Group Inc.	93,587	5,096,748
Molson Coors Brewing Co. Class B NVS	64,058	3,770,454
Monster Beverage Corp.[a]	61,557	4,275,134
PepsiCo Inc.	711,697	59,426,699

		164,771,282
BIOTECHNOLOGY — 2.35%
Alexion Pharmaceuticals Inc.[a]	89,995	13,690,939
Alkermes PLC[a]	62,402	2,751,304
Amgen Inc.	345,173	42,573,638
ARIAD Pharmaceuticals Inc.[a,b]	83,995	677,000
Biogen Idec Inc.[a]	109,256	33,418,133
BioMarin Pharmaceutical Inc.[a,b]	63,862	4,356,027
Celgene Corp.[a]	191,996	26,802,642
Cubist Pharmaceuticals Inc.[a]	29,878	2,185,576
Gilead Sciences Inc.[a]	702,019	49,745,066
Incyte Corp.[a]	47,163	2,524,164
Medivation Inc.[a,b]	34,368	2,212,268
Myriad Genetics Inc.[a,b]	34,557	1,181,504
Pharmacyclics Inc.[a]	26,847	2,690,606
Regeneron Pharmaceuticals Inc.[a]	36,852	11,065,918
Seattle Genetics Inc.[a,b]	46,016	2,096,489
Theravance Inc.[a,b]	36,138	1,118,110
United Therapeutics Corp.[a]	21,312	2,003,967
Vertex Pharmaceuticals Inc.[a]	107,449	7,598,793

		208,692,144
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	35,448	1,631,317
Allegion PLC	46,252	2,412,967
Armstrong World Industries Inc.[a]	11,715	623,824
Fortune Brands Home & Security Inc.	75,668	3,184,109
Lennox International Inc.	23,088	2,098,930
Masco Corp.	163,531	3,632,024
Owens Corning	54,489	2,352,290

		15,935,461
CAPITAL MARKETS — 2.26%
Affiliated Managers Group Inc.[a]	24,446	4,890,422
American Capital Ltd.[a]	130,531	2,061,085
Ameriprise Financial Inc.	87,649	9,647,525
Ares Capital Corp.	136,335	2,402,223
Artisan Partners Asset Management Inc.	6,245	401,241
Bank of New York Mellon Corp. (The)	534,639	18,867,410
BlackRock Inc.[c]	60,159	18,918,802
Charles Schwab Corp. (The)	506,300	13,837,179
E*TRADE Financial Corp.[a]	131,471	3,026,462
Eaton Vance Corp. NVS	55,016	2,099,411
Federated Investors Inc. Class B	42,525	1,298,714

1

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

Franklin Resources Inc.	189,372	$10,260,175
Goldman Sachs Group Inc. (The)	211,033	34,577,757
Invesco Ltd.	204,150	7,553,550
Lazard Ltd. Class A	58,709	2,764,607
Legg Mason Inc.	50,937	2,497,950
LPL Financial Holdings Inc.	24,462	1,285,233
Morgan Stanley	701,104	21,853,412
Northern Trust Corp.	110,533	7,246,543
Raymond James Financial Inc.	55,875	3,125,089
SEI Investments Co.	66,065	2,220,445
State Street Corp.	199,065	13,844,971
T. Rowe Price Group Inc.	119,557	9,845,519
TD Ameritrade Holding Corp.	106,842	3,627,286
Waddell & Reed Financial Inc. Class A	39,389	2,899,818

		201,052,829
CHEMICALS — 2.59%
Air Products and Chemicals Inc.	95,905	11,416,531
Airgas Inc.	30,013	3,196,685
Albemarle Corp.	37,323	2,478,994
Ashland Inc.	36,257	3,606,846
Cabot Corp.	29,253	1,727,682
Celanese Corp. Series A	73,179	4,062,166
CF Industries Holdings Inc.	25,507	6,648,145
Cytec Industries Inc.	16,748	1,634,772
Dow Chemical Co. (The)	556,761	27,053,017
E.I. du Pont de Nemours and Co.	423,675	28,428,593
Eastman Chemical Co.	71,057	6,125,824
Ecolab Inc.	120,961	13,062,578
FMC Corp.	62,446	4,780,866
Huntsman Corp.	88,564	2,162,733
International Flavors & Fragrances Inc.	37,351	3,573,370
Kronos Worldwide Inc.	9,540	159,127
LyondellBasell Industries NV Class A	177,710	15,805,527
Monsanto Co.	245,721	27,955,678
Mosaic Co. (The)	138,635	6,931,750
NewMarket Corp.	4,336	1,694,422
PPG Industries Inc.	65,642	12,699,101
Praxair Inc.	136,263	17,846,365
Rockwood Holdings Inc.	33,809	2,515,390
RPM International Inc.	60,726	2,540,776
Scotts Miracle-Gro Co. (The) Class A	19,679	1,205,929
Sherwin-Williams Co. (The)	40,875	8,057,689
Sigma-Aldrich Corp.	55,209	5,155,417
Valspar Corp. (The)	38,910	2,806,189
W.R. Grace & Co.[a]	34,823	3,453,397
Westlake Chemical Corp.	18,717	1,238,691

		230,024,250
COMMERCIAL BANKS — 5.91%
Associated Banc-Corp.	76,872	1,388,308
Bank of America Corp.	4,961,201	85,332,657
Bank of Hawaii Corp.	20,554	1,245,778
BankUnited Inc.	29,510	1,026,063
BB&T Corp.	323,692	13,002,708
BOK Financial Corp.	12,136	837,991
CapitalSource Inc.	89,851	1,310,926
CIT Group Inc.	92,322	4,525,624
Citigroup Inc.	1,400,388	66,658,469
City National Corp.	21,392	1,683,978
Comerica Inc.	85,636	4,435,945
Commerce Bancshares Inc.	37,021	1,718,515
Cullen/Frost Bankers Inc.	23,850	1,849,091

Security	Shares	Value

East West Bancorp Inc.	65,110	$2,376,515
Fifth Third Bancorp	403,571	9,261,954
First Citizens BancShares Inc. Class A	3,465	834,199
First Horizon National Corp.	110,561	1,364,323
First Niagara Financial Group Inc.	162,214	1,532,922
First Republic Bank	53,361	2,880,960
Fulton Financial Corp.	89,434	1,125,080
Huntington Bancshares Inc.	384,851	3,836,965
J.P. Morgan Chase & Co.	1,739,405	105,599,278
KeyCorp	422,547	6,017,069
M&T Bank Corp.	59,566	7,225,356
PNC Financial Services Group Inc. (The)[c]	243,798	21,210,426
Popular Inc.[a]	47,320	1,466,447
Regions Financial Corp.	652,927	7,254,019
Signature Bank[a]	21,655	2,719,651
SunTrust Banks Inc.	249,177	9,914,753
SVB Financial Group[a]	20,664	2,661,110
Synovus Financial Corp.	449,033	1,522,222
TCF Financial Corp.	75,109	1,251,316
U.S. Bancorp	851,312	36,487,232
Valley National Bancorp	91,313	950,568
Wells Fargo & Co.	2,221,829	110,513,774
Zions Bancorp	84,441	2,615,982

		525,638,174
COMMERCIAL SERVICES & SUPPLIES — 0.43%
ADT Corp. (The)	84,368	2,526,822
Cintas Corp.	47,219	2,814,725
Clean Harbors Inc.[a,b]	27,750	1,520,422
Copart Inc.[a,b]	51,195	1,862,986
Covanta Holding Corp.	48,598	877,194
Iron Mountain Inc.	78,082	2,152,721
KAR Auction Services Inc.	34,814	1,056,605
Pitney Bowes Inc.	92,347	2,400,098
R.R. Donnelley & Sons Co.	88,986	1,592,849
Republic Services Inc.	123,970	4,234,815
Rollins Inc.	29,182	882,464
Stericycle Inc.[a]	39,990	4,543,664
Waste Connections Inc.	56,572	2,481,248
Waste Management Inc.	215,296	9,057,503

		38,004,116
COMMUNICATIONS EQUIPMENT — 1.64%
Brocade Communications Systems Inc.[a]	203,390	2,157,968
Cisco Systems Inc.	2,459,612	55,119,905
CommScope Holding Co. Inc.[a]	19,052	470,203
EchoStar Corp. Class Aa	18,586	883,950
F5 Networks Inc.[a,b]	31,133	3,319,712
Harris Corp.	50,241	3,675,632
JDS Uniphase Corp.[a]	106,590	1,492,260
Juniper Networks Inc.[a]	234,230	6,033,765
Motorola Solutions Inc.	104,108	6,693,103
Palo Alto Networks Inc.[a,b]	16,424	1,126,686
Polycom Inc.[a]	63,010	864,497
QUALCOMM Inc.	795,184	62,708,210
Riverbed Technology Inc.[a]	74,902	1,476,319

		146,022,210
COMPUTERS & PERIPHERALS — 3.59%
3D Systems Corp.[a,b]	46,203	2,732,908
Apple Inc.	431,950	231,844,843

2

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

Diebold Inc.	29,179	$1,163,950
EMC Corp.	966,996	26,505,360
Hewlett-Packard Co.	894,795	28,955,566
NCR Corp.[a,b]	75,355	2,754,225
NetApp Inc.	157,320	5,805,108
Nimble Storage Inc.[a]	4,233	160,388
SanDisk Corp.	103,997	8,443,517
Stratasys Ltd.[a]	16,270	1,726,084
Western Digital Corp.	97,470	8,949,696

		319,041,645
CONSTRUCTION & ENGINEERING — 0.26%
AECOM Technology Corp.[a]	47,242	1,519,775
Chicago Bridge & Iron Co. NV	46,159	4,022,757
Fluor Corp.	75,308	5,853,691
Jacobs Engineering Group Inc.[a]	59,932	3,805,682
KBR Inc.	67,743	1,807,383
Lexmark International Inc. Class A	28,881	1,336,901
Quanta Services Inc.[a]	95,905	3,538,895
URS Corp.	34,763	1,635,947

		23,521,031
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	22,696	2,012,227
Martin Marietta Materials Inc.	21,119	2,710,624
Vulcan Materials Co.	59,610	3,961,084

		8,683,935
CONSUMER FINANCE — 0.89%
American Express Co.	436,082	39,260,462
Capital One Financial Corp.	269,018	20,757,429
Discover Financial Services	226,228	13,164,207
Santander Consumer USA Holdings Inc.[a]	39,836	959,251
SLM Corp.	205,658	5,034,508

		79,175,857
CONTAINERS & PACKAGING — 0.35%
AptarGroup Inc.	30,568	2,020,545
Avery Dennison Corp.	45,639	2,312,528
Ball Corp.	64,671	3,544,618
Bemis Co. Inc.	47,153	1,850,284
Crown Holdings Inc.[a]	65,945	2,950,379
Greif Inc. Class A	14,449	758,428
MeadWestvaco Corp.	81,130	3,053,733
Owens-Illinois Inc.[a]	75,399	2,550,748
Packaging Corp. of America	44,944	3,162,709
Rock-Tenn Co. Class A	33,053	3,489,405
Sealed Air Corp.	89,801	2,951,759
Silgan Holdings Inc.	20,193	999,958
Sonoco Products Co.	46,401	1,903,369

		31,548,463
DISTRIBUTORS — 0.11%
Genuine Parts Co.	71,673	6,224,800
LKQ Corp.[a]	136,998	3,609,897

		9,834,697

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.11%
Apollo Education Group Inc.[a]	44,684	$1,529,980
DeVry Education Group Inc.	28,822	1,221,765
Graham Holdings Co. Class B	2,003	1,409,611
H&R Block Inc.	124,860	3,769,523
Service Corp. International	97,017	1,928,698
Weight Watchers International Inc.[b]	12,359	253,854

		10,113,431
DIVERSIFIED FINANCIAL SERVICES — 1.73%
Berkshire Hathaway Inc. Class Ba	828,201	103,500,279
CBOE Holdings Inc.	39,990	2,263,434
CME Group Inc.	145,822	10,792,286
ING U.S. Inc.	34,365	1,246,419
Interactive Brokers Group Inc. Class A	21,449	464,800
IntercontinentalExchange Group Inc.	52,528	10,391,614
Leucadia National Corp.	135,620	3,797,360
McGraw Hill Financial Inc.	126,485	9,650,806
Moody’s Corp.	89,304	7,083,593
MSCI Inc. Class Aa	55,321	2,379,909
NASDAQ OMX Group Inc. (The)	51,072	1,886,600

		153,457,100
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.21%
AT&T Inc.	2,475,906	86,830,023
CenturyLink Inc.	265,784	8,728,346
Frontier Communications Corp.	457,297	2,606,593
Intelsat SAa,b	10,261	192,086
Level 3 Communications Inc.[a]	79,290	3,103,411
tw telecom inc.[a,b]	64,711	2,022,866
Verizon Communications Inc.	1,899,258	90,347,703
Windstream Holdings Inc.	271,675	2,238,602

		196,069,630
ELECTRIC UTILITIES — 1.62%
American Electric Power Co. Inc.	223,978	11,346,726
Duke Energy Corp.	324,904	23,139,663
Edison International	150,379	8,512,955
Entergy Corp.	82,419	5,509,710
Exelon Corp.	394,793	13,249,253
FirstEnergy Corp.	192,969	6,566,735
Great Plains Energy Inc.	70,400	1,903,616
Hawaiian Electric Industries Inc.	45,156	1,147,866
ITC Holdings Corp.	71,964	2,687,855
NextEra Energy Inc.	195,612	18,704,420
Northeast Utilities	145,382	6,614,881
OGE Energy Corp.	90,828	3,338,837
Pepco Holdings Inc.	113,932	2,333,327
Pinnacle West Capital Corp.	50,385	2,754,044
PPL Corp.	291,557	9,662,199
Southern Co. (The)	401,027	17,621,126
Westar Energy Inc.	58,750	2,065,650
Xcel Energy Inc.	229,640	6,971,871

		144,130,734
ELECTRICAL EQUIPMENT — 0.74%
AMETEK Inc.	111,789	5,756,015
Babcock & Wilcox Co. (The)	51,431	1,707,509
Eaton Corp. PLC	218,048	16,379,766

3

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

Emerson Electric Co.	330,979	$22,109,397
Hubbell Inc. Class B	27,202	3,260,704
Regal Beloit Corp.	20,621	1,499,353
Rockwell Automation Inc.	64,503	8,033,849
Roper Industries Inc.	45,431	6,065,493
Solarcity Corp.[a,b]	10,779	674,981

		65,487,067
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
Amphenol Corp. Class A	73,408	6,727,843
Arrow Electronics Inc.[a]	47,977	2,847,915
Avnet Inc.	62,813	2,922,689
AVX Corp.	21,663	285,518
CDW Corp.	12,380	339,707
Corning Inc.	642,152	13,369,605
Dolby Laboratories Inc. Class Aa	20,663	919,503
FLIR Systems Inc.	65,034	2,341,224
Ingram Micro Inc. Class Aa	69,821	2,063,909
IPG Photonics Corp.[a,b]	14,850	1,055,538
Jabil Circuit Inc.	92,870	1,671,660
Knowles Corporation[a,b]	39,209	1,237,828
National Instruments Corp.	44,123	1,265,889
Tech Data Corp.[a]	17,310	1,055,218
Trimble Navigation Ltd.[a,b]	117,355	4,561,589
Vishay Intertechnology Inc.	60,217	896,029
Zebra Technologies Corp. Class Aa	23,334	1,619,613

		45,181,277
ENERGY EQUIPMENT & SERVICES — 1.81%
Atwood Oceanics Inc.[a]	26,271	1,323,796
Baker Hughes Inc.	203,810	13,251,726
Cameron International Corp.[a]	101,906	6,294,734
Diamond Offshore Drilling Inc.[b]	31,546	1,538,183
Dresser-Rand Group Inc.[a]	34,901	2,038,567
Dril-Quip Inc.[a,b]	18,601	2,085,172
FMC Technologies Inc.[a]	108,871	5,692,865
Frank’s International NV	15,974	395,836
Halliburton Co.	390,499	22,996,486
Helmerich & Payne Inc.	43,544	4,683,593
McDermott International Inc.[a,b]	108,370	847,453
Nabors Industries Ltd.	135,021	3,328,268
National Oilwell Varco Inc.	196,977	15,338,599
Oceaneering International Inc.	49,615	3,565,334
Oil States International Inc.[a]	25,188	2,483,537
Patterson-UTI Energy Inc.	67,316	2,132,571
Rowan Companies PLC Class Aa	56,914	1,916,863
RPC Inc.	28,878	589,689
Schlumberger Ltd.	611,844	59,654,790
Seadrill Ltd.[b]	163,048	5,732,768
Superior Energy Services Inc.	73,132	2,249,540
Tidewater Inc.	22,691	1,103,236
Unit Corp.[a]	22,501	1,471,115

		160,714,721
FOOD & STAPLES RETAILING — 2.07%
Costco Wholesale Corp.	200,901	22,436,624
CVS Caremark Corp.	563,522	42,185,257
Fresh Market Inc. (The)[a,b]	18,822	632,419
Kroger Co. (The)	239,694	10,462,643
Safeway Inc.	110,635	4,086,857
Sprouts Farmers Market Inc.[a,b]	9,435	339,943

Security	Shares	Value

Sysco Corp.	273,653	$9,887,083
Wal-Mart Stores Inc.	741,120	56,643,802
Walgreen Co.	436,112	28,796,475
Whole Foods Market Inc.	171,034	8,673,134

		184,144,237
FOOD PRODUCTS — 1.62%
Archer-Daniels-Midland Co.	303,998	13,190,473
Bunge Ltd.	68,012	5,407,634
Campbell Soup Co.	80,437	3,610,013
ConAgra Foods Inc.	192,467	5,972,251
Dean Foods Co.	43,671	675,154
Flowers Foods Inc.	78,372	1,681,079
General Mills Inc.	297,168	15,399,246
Hershey Co. (The)	69,268	7,231,579
Hillshire Brands Co. (The)	56,411	2,101,874
Hormel Foods Corp.	61,461	3,028,184
Ingredion Inc.	35,505	2,417,180
J.M. Smucker Co. (The)	49,604	4,823,493
Kellogg Co.	119,883	7,517,863
Keurig Green Mountain Inc.	68,529	7,235,977
Kraft Foods Group Inc.	274,035	15,373,364
McCormick & Co. Inc. NVS	61,116	4,384,462
Mead Johnson Nutrition Co. Class A	93,434	7,768,103
Mondelez International Inc. Class A	821,353	28,377,746
Pinnacle Foods Inc.	15,328	457,694
Tyson Foods Inc. Class A	128,632	5,661,094
WhiteWave Foods Co. Class Aa	63,523	1,812,946

		144,127,409
GAS UTILITIES — 0.14%
AGL Resources Inc.	54,163	2,651,820
Atmos Energy Corp.	45,529	2,145,782
National Fuel Gas Co.	33,718	2,361,609
ONE GAS Inc.[a]	23,982	861,673
Questar Corp.	80,236	1,908,012
UGI Corp.	52,170	2,379,474

		12,308,370
HEALTH CARE EQUIPMENT & SUPPLIES — 2.07%
Abbott Laboratories	717,522	27,631,772
Alere Inc.[a,b]	37,255	1,279,709
Baxter International Inc.	249,674	18,371,013
Becton, Dickinson and Co.	89,530	10,482,172
Boston Scientific Corp.[a]	622,308	8,413,604
C.R. Bard Inc.	37,254	5,512,847
CareFusion Corp.[a]	95,903	3,857,219
Cooper Companies Inc. (The)	22,145	3,041,837
Covidien PLC	216,865	15,974,276
DENTSPLY International Inc.	65,676	3,023,723
Edwards Lifesciences Corp.[a,b]	49,316	3,657,768
Hill-Rom Holdings Inc.	27,393	1,055,726
Hologic Inc.[a]	123,423	2,653,594
IDEXX Laboratories Inc.[a,b]	24,789	3,009,385
Intuitive Surgical Inc.[a]	17,509	7,668,767
Medtronic Inc.	467,656	28,779,550
ResMed Inc.[b]	65,290	2,917,810
Sirona Dental Systems Inc.[a,b]	25,176	1,879,892
St. Jude Medical Inc.	130,778	8,551,573
Stryker Corp.	152,510	12,424,990
Teleflex Inc.	18,844	2,020,831
Varian Medical Systems Inc.[a,b]	49,741	4,177,747
Zimmer Holdings Inc.	77,771	7,355,581

		183,741,386

4

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.22%
Aetna Inc.	174,493	$13,081,740
AmerisourceBergen Corp.	106,758	7,002,257
Brookdale Senior Living Inc.[a,b]	45,550	1,526,381
Cardinal Health Inc.	157,686	11,034,866
Catamaran Corp.[a]	95,403	4,270,238
Cigna Corp.	131,130	10,979,515
Community Health Systems Inc.[a,b]	51,450	2,015,296
DaVita HealthCare Partners Inc.[a]	84,547	5,821,061
Envision Healthcare Holdings Inc.[a]	22,371	756,811
Express Scripts Holding Co.[a]	357,199	26,822,073
HCA Holdings Inc.[a]	123,733	6,495,982
Health Net Inc.[a]	36,373	1,237,046
Henry Schein Inc.[a,b]	40,372	4,819,206
Humana Inc.	72,743	8,199,591
Laboratory Corp. of America Holdings[a,b]	40,376	3,965,327
LifePoint Hospitals Inc.[a]	21,716	1,184,608
McKesson Corp.	104,399	18,433,731
MEDNAX Inc.[a,b]	46,020	2,852,320
Omnicare Inc.	48,095	2,869,829
Patterson Companies Inc.	40,062	1,672,989
Premier Inc.[a,b]	14,787	487,232
Quest Diagnostics Inc.	67,206	3,892,572
Tenet Healthcare Corp.[a]	44,602	1,909,412
UnitedHealth Group Inc.	469,462	38,491,189
Universal Health Services Inc. Class B	41,601	3,414,194
VCA Antech Inc.[a]	40,576	1,307,764
WellPoint Inc.	129,989	12,940,405

		197,483,635
HEALTH CARE TECHNOLOGY — 0.11%
Allscripts Healthcare Solutions Inc.[a]	81,506	1,469,553
Cerner Corp.[a,b]	136,933	7,702,482
Veeva Systems Inc.[a,b]	6,716	179,317

		9,351,352
HOTELS, RESTAURANTS & LEISURE — 1.94%
ARAMARK Holdings Corp.	19,364	560,007
Bally Technologies Inc.[a,b]	17,711	1,173,708
Brinker International Inc.	30,391	1,594,008
Burger King Worldwide Inc.	46,001	1,221,327
Carnival Corp.	193,034	7,308,267
Chipotle Mexican Grill Inc.[a]	14,277	8,110,050
Choice Hotels International Inc.	12,671	582,866
Darden Restaurants Inc.	59,496	3,020,017
Domino’s Pizza Inc.	25,785	1,984,671
Dunkin’ Brands Group Inc.	48,853	2,451,444
Hilton Worldwide Holdings Inc.[a]	62,253	1,384,507
Hyatt Hotels Corp. Class Aa	20,505	1,103,374
International Game Technology	113,524	1,596,147
Las Vegas Sands Corp.	180,244	14,560,110
Marriott International Inc. Class A	106,923	5,989,826
McDonald’s Corp.	461,415	45,232,512
MGM Resorts International[a]	170,686	4,413,940
Norwegian Cruise Line Holdings Ltd.[a]	12,407	400,374
Panera Bread Co. Class Aa,b	12,157	2,145,346
Penn National Gaming Inc.[a]	30,801	379,468

Security	Shares	Value

Royal Caribbean Cruises Ltd.	74,978	$4,090,800
SeaWorld Entertainment Inc.	13,969	422,283
Six Flags Entertainment Corp.	30,271	1,215,381
Starbucks Corp.	344,623	25,288,436
Starwood Hotels & Resorts Worldwide Inc.	89,864	7,153,174
Wendy’s Co. (The)	121,190	1,105,253
Wyndham Worldwide Corp.	58,974	4,318,666
Wynn Resorts Ltd.	37,035	8,227,325
Yum! Brands Inc.	207,361	15,632,946

		172,666,233
HOUSEHOLD DURABLES — 0.49%
D.R. Horton Inc.	129,251	2,798,284
Garmin Ltd.	56,203	3,105,778
Harman International Industries Inc.	31,151	3,314,466
Jarden Corp.[a]	58,397	3,493,892
Leggett & Platt Inc.	65,483	2,137,365
Lennar Corp. Class A	75,771	3,002,047
Mohawk Industries Inc.[a]	27,837	3,785,275
Newell Rubbermaid Inc.	132,353	3,957,355
NVR Inc.[a,b]	2,156	2,472,932
PulteGroup Inc.	177,687	3,409,814
Taylor Morrison Home Corp. Class Aa	14,541	341,713
Tempur Sealy International Inc.[a,b]	27,665	1,401,786
Toll Brothers Inc.[a,b]	81,720	2,933,748
Tupperware Brands Corp.	24,246	2,030,845
Whirlpool Corp.	36,315	5,427,640

		43,612,940
HOUSEHOLD PRODUCTS — 1.82%
Church & Dwight Co. Inc.	63,365	4,376,620
Clorox Co. (The)	60,892	5,359,105
Colgate-Palmolive Co.	429,326	27,850,378
Energizer Holdings Inc.	28,504	2,871,493
Kimberly-Clark Corp.	177,143	19,530,016
Procter & Gamble Co. (The)	1,261,305	101,661,183

		161,648,795
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	284,559	4,063,502
Calpine Corp.[a]	168,705	3,527,622
NRG Energy Inc.	147,945	4,704,651

		12,295,775
INDUSTRIAL CONGLOMERATES — 2.13%
3M Co.	317,659	43,093,620
Carlisle Companies Inc.	29,147	2,312,523
Danaher Corp.	275,673	20,675,475
General Electric Co.	4,758,469	123,196,762

		189,278,380
INSURANCE — 3.11%
ACE Ltd.	156,807	15,533,301
Aflac Inc.	215,034	13,555,743
Alleghany Corp.[a]	7,693	3,133,974
Allied World Assurance Co. Holdings Ltd.	15,855	1,636,078
Allstate Corp. (The)	215,655	12,201,760
American Financial Group Inc.	35,616	2,055,399
American International Group Inc.	679,509	33,982,245

5

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

American National Insurance Co.	3,329	$376,344
Aon PLC	142,243	11,988,240
Arch Capital Group Ltd.[a]	60,980	3,508,789
Arthur J. Gallagher & Co.	58,098	2,764,303
Aspen Insurance Holdings Ltd.	30,375	1,205,888
Assurant Inc.	33,596	2,182,396
Assured Guaranty Ltd.	77,254	1,956,071
Axis Capital Holdings Ltd.	51,555	2,363,797
Brown & Brown Inc.	54,027	1,661,871
Chubb Corp. (The)	112,742	10,067,861
Cincinnati Financial Corp.	74,966	3,647,846
CNA Financial Corp.	12,095	516,698
Endurance Specialty Holdings Ltd.	19,739	1,062,550
Erie Indemnity Co. Class A	11,376	793,590
Everest Re Group Ltd.[b]	21,785	3,334,194
Fidelity National Financial Inc. Class A	126,674	3,982,631
Genworth Financial Inc. Class Aa	226,091	4,008,593
Hanover Insurance Group Inc. (The)	20,169	1,239,183
Hartford Financial Services Group Inc. (The)	210,416	7,421,372
HCC Insurance Holdings Inc.	46,017	2,093,313
Kemper Corp.	21,813	854,415
Lincoln National Corp.	124,111	6,288,704
Loews Corp.	141,902	6,250,783
Markel Corp.[a]	6,324	3,769,736
Marsh & McLennan Companies Inc.	253,726	12,508,692
MBIA Inc.[a]	64,949	908,637
Mercury General Corp.	12,439	560,750
MetLife Inc.	411,650	21,735,120
Old Republic International Corp.	118,970	1,951,108
PartnerRe Ltd.	24,831	2,570,009
Principal Financial Group Inc.	135,616	6,236,980
ProAssurance Corp.	28,326	1,261,357
Progressive Corp. (The)	278,528	6,745,948
Protective Life Corp.	35,958	1,891,031
Prudential Financial Inc.	213,445	18,068,119
Reinsurance Group of America Inc.	33,220	2,645,309
RenaissanceRe Holdings Ltd.	19,165	1,870,504
StanCorp Financial Group Inc.	20,289	1,355,305
Torchmark Corp.	42,397	3,336,644
Travelers Companies Inc. (The)	162,837	13,857,429
Unum Group	122,457	4,323,957
Validus Holdings Ltd.	42,958	1,619,946
W.R. Berkley Corp.	47,116	1,960,968
White Mountains Insurance Group Ltd.	2,824	1,694,118
XL Group PLC	127,256	3,976,750

		276,516,349
INTERNET & CATALOG RETAIL — 1.27%
Amazon.com Inc.[a]	169,210	56,942,549
Expedia Inc.	48,891	3,544,598
Groupon Inc.[a,b]	192,424	1,508,604
HomeAway Inc.[a]	28,025	1,055,702
Liberty Interactive Corp. Series Aa	229,009	6,611,490
Liberty Ventures Series Aa	16,858	2,197,103
Netflix Inc.[a]	23,196	8,165,688
Priceline.com Inc.[a]	23,742	28,297,852
TripAdvisor Inc.[a]	51,469	4,662,577
zulily Inc.[a,b]	6,033	302,796

		113,288,959
INTERNET SOFTWARE & SERVICES — 2.96%
Akamai Technologies Inc.[a]	81,528	4,745,745
AOL Inc.[a]	35,496	1,553,660

Security	Shares	Value

eBay Inc.[a]	597,329	$32,996,454
Equinix Inc.[a,b]	22,662	4,188,844
Facebook Inc. Class Aa	784,103	47,234,365
Google Inc. Class Aa	124,102	138,312,920
IAC/InterActiveCorp	34,228	2,443,537
LinkedIn Corp. Class Aa,b	44,668	8,260,900
Pandora Media Inc.[a,b]	65,129	1,974,711
Rackspace Hosting Inc.[a,b]	51,783	1,699,518
Twitter Inc.[a,b]	37,604	1,754,979
VeriSign Inc.[a,b]	59,939	3,231,311
Yahoo! Inc.[a]	412,336	14,802,862

		263,199,806
IT SERVICES — 3.46%
Accenture PLC Class A	295,837	23,584,126
Alliance Data Systems Corp.[a,b]	22,596	6,156,280
Amdocs Ltd.	73,844	3,430,792
Automatic Data Processing Inc.	223,580	17,273,791
Booz Allen Hamilton Holding Corp.	14,098	310,156
Broadridge Financial Solutions Inc.	55,555	2,063,313
Cognizant Technology Solutions Corp. Class Aa	278,238	14,081,625
Computer Sciences Corp.	69,000	4,196,580
CoreLogic Inc.[a]	43,763	1,314,641
DST Systems Inc.	15,520	1,471,141
Fidelity National Information Services Inc.	134,623	7,195,599
Fiserv Inc.[a]	123,108	6,978,992
FleetCor Technologies Inc.[a]	31,148	3,585,135
Gartner Inc.[a,b]	43,024	2,987,587
Genpact Ltd.[a]	77,038	1,342,002
Global Payments Inc.	33,138	2,356,443
International Business Machines Corp.	449,923	86,605,678
Jack Henry & Associates Inc.	39,472	2,200,959
Leidos Holdings Inc.	33,785	1,194,975
MasterCard Inc. Class A	537,849	40,177,320
NeuStar Inc. Class Aa,b	28,156	915,352
Paychex Inc.	149,290	6,359,754
Science Applications International Corp.	19,309	721,963
Teradata Corp.[a]	74,995	3,689,004
Total System Services Inc.	74,877	2,277,010
Vantiv Inc. Class Aa,b	40,075	1,211,066
VeriFone Systems Inc.[a]	49,802	1,684,304
Visa Inc. Class A	240,450	51,903,537
Western Union Co.	257,955	4,220,144
Xerox Corp.	563,914	6,372,228

		307,861,497
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Hasbro Inc.	52,597	2,925,445
Mattel Inc.	159,489	6,397,104
Polaris Industries Inc.	29,730	4,153,578

		13,476,127
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	160,237	8,960,453
Bio-Rad Laboratories Inc. Class Aa	9,377	1,201,381
Bruker Corp.[a]	50,146	1,142,827
Charles River Laboratories International Inc.[a]	22,475	1,356,142
Covance Inc.[a,b]	25,613	2,661,191
Illumina Inc.[a,b]	57,428	8,537,247
Mettler-Toledo International Inc.[a]	13,833	3,260,161
PerkinElmer Inc.	51,308	2,311,939

6

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

QIAGEN NVa	107,264	$2,262,198
Quintiles Transnational Holdings Inc.[a]	12,490	634,117
TECHNE Corp.	16,881	1,441,131
Thermo Fisher Scientific Inc.	180,018	21,645,364
Waters Corp.[a]	39,271	4,257,369

		59,671,520
MACHINERY — 2.09%
AGCO Corp.	44,606	2,460,467
Caterpillar Inc.	302,724	30,081,684
Colfax Corp.[a]	47,853	3,413,354
Crane Co.	22,230	1,581,665
Cummins Inc.	87,320	13,009,807
Deere & Co.	178,854	16,239,943
Donaldson Co. Inc.	67,292	2,853,181
Dover Corp.	79,045	6,461,929
Flowserve Corp.	65,646	5,142,708
Graco Inc.	28,068	2,097,802
Harsco Corp.	36,966	866,113
IDEX Corp.	37,692	2,747,370
Illinois Tool Works Inc.	164,340	13,365,772
Ingersoll-Rand PLC	127,935	7,322,999
ITT Corp.	41,208	1,762,054
Joy Global Inc.	46,049	2,670,842
Kennametal Inc.	36,092	1,598,876
Lincoln Electric Holdings Inc.	38,082	2,742,285
Manitowoc Co. Inc. (The)	61,187	1,924,331
Navistar International Corp.[a,b]	25,597	866,970
Nordson Corp.	29,437	2,075,014
Oshkosh Corp.	40,322	2,373,756
PACCAR Inc.	163,050	10,996,092
Pall Corp.	51,076	4,569,770
Parker Hannifin Corp.	68,883	8,245,984
Pentair Ltd. Registered	93,840	7,445,266
Snap-on Inc.	26,707	3,030,710
SPX Corp.	21,439	2,107,668
Stanley Black & Decker Inc.	74,868	6,082,276
Terex Corp.	50,966	2,257,794
Timken Co. (The)	39,584	2,326,748
Toro Co. (The)	26,512	1,675,293
Trinity Industries Inc.	36,308	2,616,718
Valmont Industries Inc.	12,266	1,825,671
WABCO Holdings Inc.[a]	26,753	2,824,047
Wabtec Corp.	44,158	3,422,245
Xylem Inc.	84,974	3,094,753

		186,179,957
MARINE — 0.03%
Kirby Corp.[a]	26,018	2,634,322

		2,634,322
MEDIA — 3.85%
AMC Networks Inc. Class Aa,b	27,536	2,012,606
Cablevision NY Group Class A	89,297	1,506,440
CBS Corp. Class B NVS	282,702	17,470,984
Charter Communications Inc. Class Aa,b	30,314	3,734,685
Cinemark Holdings Inc.	52,853	1,533,266
Clear Channel Outdoor Holdings Inc. Class A	19,419	176,907
Comcast Corp. Class A	1,207,604	60,404,352
DIRECTV[a]	226,313	17,294,839
Discovery Communications Inc. Series Aa,b	112,803	9,328,808

Security	Shares	Value

DISH Network Corp. Class Aa	95,707	$5,953,933
DreamWorks Animation SKG Inc. Class Aa,b	33,818	897,868
Gannett Co. Inc.	104,899	2,895,212
Interpublic Group of Companies Inc. (The)	196,367	3,365,730
John Wiley & Sons Inc. Class A	20,853	1,201,967
Lamar Advertising Co. Class Aa	36,117	1,841,606
Liberty Global PLC Series Aa	181,030	7,530,848
Liberty Global PLC Series C NVS[a,b]	181,070	7,371,360
Liberty Media Corp.[a]	44,238	5,783,234
Lions Gate Entertainment Corp.	37,014	989,384
Madison Square Garden Inc. Class Aa	28,026	1,591,316
Morningstar Inc.	9,469	748,240
News Corp. Class A NVS[a]	227,880	3,924,094
Omnicom Group Inc.	119,271	8,659,075
Regal Entertainment Group Class A	37,645	703,209
Scripps Networks Interactive Inc. Class A	50,308	3,818,880
Sirius XM Holdings Inc.[a]	1,428,341	4,570,691
Starz Series Aa	49,843	1,608,932
Thomson Reuters Corp.	172,686	5,905,861
Time Warner Cable Inc.	134,042	18,387,882
Time Warner Inc.	429,068	28,031,012
Twenty-First Century Fox Inc. Class A	914,700	29,242,959
Viacom Inc. Class B NVS	205,484	17,464,085
Walt Disney Co. (The)	828,826	66,364,098

		342,314,363
METALS & MINING — 0.58%
Alcoa Inc.	494,485	6,364,022
Allegheny Technologies Inc.	49,481	1,864,444
Carpenter Technology Corp.	21,237	1,402,491
Cliffs Natural Resources Inc.[b]	70,173	1,435,739
Compass Minerals International Inc.	15,265	1,259,668
Freeport-McMoRan Copper & Gold Inc.	476,767	15,766,685
Newmont Mining Corp.	227,190	5,325,334
Nucor Corp.	146,730	7,415,734
Reliance Steel & Aluminum Co.	35,143	2,483,204
Royal Gold Inc.	29,435	1,843,220
Southern Copper Corp.	72,335	2,105,672
Steel Dynamics Inc.	101,004	1,796,861
Tahoe Resources Inc.[a]	38,971	824,237
United States Steel Corp.[b]	66,128	1,825,794

		51,713,105
MULTI-UTILITIES — 1.10%
Alliant Energy Corp.	50,837	2,888,050
Ameren Corp.	111,300	4,585,560
CenterPoint Energy Inc.	198,464	4,701,612
CMS Energy Corp.	122,348	3,582,349
Consolidated Edison Inc.	135,104	7,248,330
Dominion Resources Inc.	266,099	18,890,368
DTE Energy Co.	80,429	5,975,070
Integrys Energy Group Inc.	36,273	2,163,684
MDU Resources Group Inc.	86,545	2,969,359
NiSource Inc.	143,105	5,084,521
PG&E Corp.	203,907	8,808,782
Public Service Enterprise Group Inc.	233,455	8,903,974
SCANA Corp.	63,919	3,280,323
Sempra Energy	112,255	10,861,794
TECO Energy Inc.	99,718	1,710,164
Vectren Corp.	37,712	1,485,476
Wisconsin Energy Corp.	104,880	4,882,164

		98,021,580

7

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.65%
Big Lots Inc.[a]	26,677	$1,010,258
Dillard’s Inc. Class A	12,379	1,143,820
Dollar General Corp.[a]	150,927	8,373,430
Dollar Tree Inc.[a]	96,163	5,017,785
Family Dollar Stores Inc.	44,107	2,558,647
J.C. Penney Co. Inc.[a,b]	108,458	934,908
Kohl’s Corp.	95,909	5,447,631
Macy’s Inc.	176,977	10,492,966
Nordstrom Inc.	66,487	4,152,113
Sears Holdings Corp.[a,b]	19,856	948,323
Target Corp.	295,646	17,889,540

		57,969,421
OIL, GAS & CONSUMABLE FUELS — 7.77%
Anadarko Petroleum Corp.	230,973	19,577,271
Antero Resources Corp.[a,b]	17,219	1,077,909
Apache Corp.	180,657	14,985,498
Cabot Oil & Gas Corp.	194,454	6,588,102
Cheniere Energy Inc.[a]	110,811	6,133,389
Chesapeake Energy Corp.	267,359	6,849,738
Chevron Corp.	892,098	106,079,373
Cimarex Energy Co.	39,695	4,728,071
Cobalt International Energy Inc.[a]	126,210	2,312,167
Concho Resources Inc.[a]	48,089	5,890,903
ConocoPhillips	562,731	39,588,126
CONSOL Energy Inc.	104,897	4,190,635
Continental Resources Inc.[a]	19,567	2,431,591
CVR Energy Inc.	7,169	302,890
Denbury Resources Inc.	171,059	2,805,368
Devon Energy Corp.	186,832	12,504,666
Energen Corp.	33,116	2,676,104
EOG Resources Inc.	125,239	24,568,135
EP Energy Corp. Class Aa	16,197	316,975
EQT Corp.	69,068	6,697,524
Exxon Mobil Corp.	2,046,156	199,868,518
Golar LNG Ltd.[b]	20,047	835,759
Gulfport Energy Corp.[a]	39,243	2,793,317
Hess Corp.	133,708	11,081,719
HollyFrontier Corp.	94,146	4,479,467
Kinder Morgan Inc.	304,772	9,902,042
Kosmos Energy Ltd.[a,b]	46,334	509,674
Laredo Petroleum Inc.[a,b]	19,584	506,442
Marathon Oil Corp.	325,743	11,570,391
Marathon Petroleum Corp.	138,321	12,039,460
Murphy Oil Corp.	82,516	5,186,956
Newfield Exploration Co.[a]	62,069	1,946,484
Noble Energy Inc.	165,039	11,724,371
Oasis Petroleum Inc.[a]	46,467	1,939,068
Occidental Petroleum Corp.	370,806	35,334,104
ONEOK Inc.	94,988	5,628,039
PBF Energy Inc.	10,934	282,097
Peabody Energy Corp.	123,572	2,019,166
Phillips 66	270,594	20,851,974
Pioneer Natural Resources Co.	62,764	11,745,655
QEP Resources Inc.	82,168	2,419,026
Range Resources Corp.	75,402	6,256,104
SandRidge Energy Inc.[a,b]	226,574	1,391,164
SM Energy Co.	30,374	2,165,362
Southwestern Energy Co.[a]	162,432	7,473,496
Spectra Energy Corp.	307,975	11,376,597
Teekay Corp.	17,394	978,239

Security	Shares	Value

Tesoro Corp.	62,259	$3,149,683
Ultra Petroleum Corp.[a,b]	70,096	1,884,881
Valero Energy Corp.	251,548	13,357,199
Whiting Petroleum Corp.[a]	54,020	3,748,448
Williams Companies Inc. (The)	314,935	12,780,062
World Fuel Services Corp.	33,277	1,467,516
WPX Energy Inc.[a,b]	91,770	1,654,613

		690,651,528
PAPER & FOREST PRODUCTS — 0.12%
Domtar Corp.	15,129	1,697,777
International Paper Co.	204,964	9,403,748

		11,101,525
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	198,492	2,905,923
Coty Inc. Class A	26,478	396,640
Estee Lauder Companies Inc. (The) Class A	106,891	7,148,870
Herbalife Ltd.[b]	39,137	2,241,376
Nu Skin Enterprises Inc. Class A	26,788	2,219,386

		14,912,195
PHARMACEUTICALS — 5.54%
AbbVie Inc.	728,917	37,466,334
Actavis PLC[a]	79,937	16,455,031
Allergan Inc.	136,592	16,951,067
Bristol-Myers Squibb Co.	755,984	39,273,369
Eli Lilly and Co.	456,270	26,856,052
Endo International PLC[a]	62,047	4,259,527
Forest Laboratories Inc.[a]	122,553	11,307,965
Hospira Inc.[a]	75,828	3,279,561
Jazz Pharmaceuticals PLC[a]	23,804	3,301,139
Johnson & Johnson	1,292,634	126,975,438
Mallinckrodt PLC[a]	27,223	1,726,210
Merck & Co. Inc.	1,389,656	78,890,771
Mylan Inc.[a,b]	175,071	8,548,717
Perrigo Co. PLC	58,181	8,998,274
Pfizer Inc.	3,077,873	98,861,281
Salix Pharmaceuticals Ltd.[a,b]	28,089	2,910,301
Zoetis Inc.	230,851	6,680,828

		492,741,865
PROFESSIONAL SERVICES — 0.30%
Dun & Bradstreet Corp. (The)	17,290	1,717,761
Equifax Inc.	55,256	3,759,066
IHS Inc. Class Aa,b	30,138	3,661,767
Manpowergroup Inc.	35,376	2,788,690
Nielsen Holdings NV	100,293	4,476,077
Robert Half International Inc.	63,950	2,682,702
Towers Watson & Co. Class A	29,904	3,410,551
Verisk Analytics Inc. Class Aa	70,128	4,204,875

		26,701,489
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.96%
Alexandria Real Estate Equities Inc.	32,742	2,375,760
American Campus Communities Inc.	48,026	1,793,771
American Capital Agency Corp.	163,937	3,523,006
American Homes 4 Rent Class A	23,505	392,769
American Tower Corp.	182,333	14,927,603

8

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

Annaly Capital Management Inc.	438,557	$4,810,970
Apartment Investment and Management Co. Class A	66,879	2,021,083
AvalonBay Communities Inc.	59,709	7,840,986
BioMed Realty Trust Inc.	85,396	1,749,764
Boston Properties Inc.	70,042	8,021,910
Brandywine Realty Trust[b]	71,760	1,037,650
BRE Properties Inc. Class A	35,319	2,217,327
Brixmor Property Group Inc.	21,676	462,349
Camden Property Trust	38,881	2,618,247
CBL & Associates Properties Inc.	74,750	1,326,812
Chimera Investment Corp.	470,958	1,441,131
CommonWealth REIT	54,220	1,425,986
Corporate Office Properties Trust	39,313	1,047,298
Corrections Corp. of America	53,933	1,689,182
Crown Castle International Corp.	153,724	11,341,757
DDR Corp.	136,468	2,248,993
Digital Realty Trust Inc.[b]	58,849	3,123,705
Douglas Emmett Inc.	65,309	1,772,486
Duke Realty Corp.	147,424	2,488,517
Equity Lifestyle Properties, Inc.	38,208	1,553,155
Equity Residential	165,187	9,579,194
Essex Property Trust Inc.[b]	17,420	2,962,271
Extra Space Storage Inc.[b]	50,864	2,467,413
Federal Realty Investment Trust[b]	29,897	3,429,784
Gaming and Leisure Properties Inc.	44,178	1,610,730
General Growth Properties Inc.	258,930	5,696,460
Hatteras Financial Corp.	45,290	853,716
HCP Inc.	209,531	8,127,707
Health Care REIT Inc.	131,200	7,819,520
Healthcare Trust of America Inc. Class A	53,806	612,850
Home Properties Inc.	26,072	1,567,449
Hospitality Properties Trust[b]	69,029	1,982,513
Host Hotels & Resorts Inc.	344,217	6,966,952
Kilroy Realty Corp.	37,401	2,190,951
Kimco Realty Corp.	187,386	4,100,006
Liberty Property Trust[b]	59,454	2,197,420
Macerich Co. (The)	63,071	3,931,215
Mack-Cali Realty Corp.	40,293	837,691
MFA Financial Inc.	165,573	1,283,191
Mid-America Apartment Communities Inc.	34,246	2,337,974
National Retail Properties Inc.[b]	54,248	1,861,791
Omega Healthcare Investors Inc.[b]	56,231	1,884,863
Piedmont Office Realty Trust Inc. Class A	72,466	1,242,792
Plum Creek Timber Co. Inc.	81,640	3,432,146
Post Properties Inc.	25,013	1,228,138
Prologis Inc.	229,706	9,378,896
Public Storage	65,890	11,101,806
Rayonier Inc.	57,761	2,651,807
Realty Income Corp.[b]	94,835	3,874,958
Regency Centers Corp.	41,979	2,143,448
Retail Properties of America Inc. Class A	61,384	831,139
Senior Housing Properties Trust	86,195	1,936,802
Simon Property Group Inc.	142,734	23,408,376
SL Green Realty Corp.[b]	40,022	4,027,014
Spirit Realty Capital Inc.	169,249	1,858,354
Starwood Property Trust Inc.	89,971	2,122,416
Starwood Waypoint Residential Trust[a]	18,006	518,393
Tanger Factory Outlet Centers Inc.	43,299	1,515,465
Taubman Centers Inc.[b]	29,268	2,071,882
Two Harbors Investment Corp.	167,395	1,715,799
UDR Inc.	115,966	2,995,402
Ventas Inc.	134,527	8,148,300
Vornado Realty Trust	86,257	8,501,490
Weingarten Realty Investors	55,828	1,674,840
Weyerhaeuser Co.	268,959	7,893,947

Security	Shares	Value

WP Carey Inc.	26,277	$1,578,459

		263,405,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
CBRE Group Inc. Class Aa	127,998	3,510,985
Forest City Enterprises Inc. Class Aa	72,362	1,382,114
Howard Hughes Corp. (The)[a]	18,097	2,582,623
Jones Lang LaSalle Inc.	20,208	2,394,648
Realogy Holdings Corp.[a]	55,059	2,392,314
St. Joe Co. (The)[a,b]	29,066	559,520

		12,822,204
ROAD & RAIL — 1.03%
AMERCO	3,352	778,066
Avis Budget Group Inc.[a,b]	49,382	2,404,904
Con-way Inc.	25,826	1,060,932
CSX Corp.	471,350	13,655,010
Genesee & Wyoming Inc. Class Aa	19,832	1,930,050
Hertz Global Holdings Inc.[a]	158,905	4,233,229
J.B. Hunt Transport Services Inc.	41,900	3,013,448
Kansas City Southern Industries Inc.	50,914	5,196,283
Landstar System Inc.	21,332	1,263,281
Norfolk Southern Corp.	145,307	14,119,481
Old Dominion Freight Line Inc.[a,b]	32,534	1,845,979
Ryder System Inc.	23,797	1,901,856
Union Pacific Corp.	214,836	40,316,124

		91,718,643
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.16%
Advanced Micro Devices Inc.[a,b]	277,710	1,113,617
Altera Corp.	146,829	5,321,083
Analog Devices Inc.	142,349	7,564,426
Applied Materials Inc.	553,742	11,307,412
Atmel Corp.[a]	196,443	1,642,263
Avago Technologies Ltd.[b]	113,016	7,279,361
Broadcom Corp. Class A	263,636	8,299,261
Cree Inc.[a,b]	54,067	3,058,030
Fairchild Semiconductor International Inc.[a]	58,312	804,122
First Solar Inc.[a,b]	31,109	2,171,097
Freescale Semiconductor Ltd.[a]	30,493	744,334
Intel Corp.	2,287,774	59,047,447
KLA-Tencor Corp.	76,082	5,260,310
Lam Research Corp.[a]	74,640	4,105,200
Linear Technology Corp.	107,089	5,214,163
LSI Corp.	251,881	2,788,323
Marvell Technology Group Ltd.	180,823	2,847,962
Maxim Integrated Products Inc.	133,420	4,418,870
Microchip Technology Inc.	90,409	4,317,934
Micron Technology Inc.[a]	473,396	11,200,549
NVIDIA Corp.	265,336	4,752,168
ON Semiconductor Corp.[a]	206,587	1,941,918
Silicon Laboratories Inc.[a]	19,463	1,016,942
Skyworks Solutions Inc.[a]	87,620	3,287,502
Teradyne Inc.[a,b]	87,370	1,737,789
Texas Instruments Inc.	510,584	24,074,036
Xilinx Inc.	121,119	6,573,128

		191,889,247
SOFTWARE — 3.78%
Activision Blizzard Inc.	122,328	2,500,384

9

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

Adobe Systems Inc.[a]	231,388	$15,211,447
ANSYS Inc.[a]	42,781	3,294,993
Autodesk Inc.[a]	103,020	5,066,524
CA Inc.	151,950	4,705,891
Cadence Design Systems Inc.[a,b]	129,710	2,015,693
Citrix Systems Inc.[a]	85,918	4,934,271
Compuware Corp.	97,812	1,027,026
Concur Technologies Inc.[a,b]	21,378	2,117,918
Electronic Arts Inc.[a]	138,748	4,025,079
FactSet Research Systems Inc.[b]	20,155	2,172,911
FireEye Inc.[a]	7,966	490,467
Fortinet Inc.[a]	62,167	1,369,539
Informatica Corp.[a,b]	49,538	1,871,546
Intuit Inc.	136,910	10,642,014
MICROS Systems Inc.[a]	36,055	1,908,391
Microsoft Corp.	3,843,094	157,528,423
NetSuite Inc.[a,b]	16,065	1,523,444
Nuance Communications Inc.[a,b]	119,798	2,056,932
Oracle Corp.	1,546,742	63,277,215
Red Hat Inc.[a]	87,126	4,615,935
Rovi Corp.[a]	44,382	1,011,022
Salesforce.com Inc.[a]	271,939	15,524,998
ServiceNow Inc.[a,b]	38,148	2,285,828
SolarWinds Inc.[a]	30,012	1,279,412
Solera Holdings Inc.	31,568	1,999,517
Splunk Inc.[a]	52,020	3,718,910
Symantec Corp.	321,273	6,415,822
Synopsys Inc.[a]	70,464	2,706,522
Tableau Software Inc. Class Aa,b	4,887	371,803
TIBCO Software Inc.[a]	75,213	1,528,328
VMware Inc. Class Aa,b	39,232	4,237,841
Workday Inc. Class Aa,b	18,633	1,703,615
Zynga Inc. Class Aa	282,912	1,216,522

		336,356,183
SPECIALTY RETAIL — 2.27%
Aaron’s Inc.	33,101	1,000,974
Abercrombie & Fitch Co. Class A	35,892	1,381,842
Advance Auto Parts Inc.	33,493	4,236,864
American Eagle Outfitters Inc.	88,306	1,080,865
Ascena Retail Group Inc.[a]	58,505	1,010,966
AutoNation Inc.[a]	23,285	1,239,461
AutoZone Inc.[a]	15,338	8,238,040
Bed Bath & Beyond Inc.[a]	100,877	6,940,338
Best Buy Co. Inc.	126,321	3,336,138
Cabela’s Inc.[a]	21,783	1,427,004
CarMax Inc.[a,b]	103,009	4,820,821
Chico’s FAS Inc.	70,406	1,128,608
CST Brands Inc.	27,650	863,786
Dick’s Sporting Goods Inc.	45,276	2,472,522
DSW Inc. Class A	32,605	1,169,215
Foot Locker Inc.	68,798	3,232,130
GameStop Corp. Class A	54,476	2,238,964
Gap Inc. (The)	128,262	5,138,176
GNC Holdings Inc. Class A	45,053	1,983,233
Guess? Inc.	27,200	750,720
Home Depot Inc. (The)	672,302	53,199,257
L Brands Inc.	110,910	6,296,361
Lowe’s Companies Inc.	473,664	23,162,170
Murphy USA Inc.[a]	21,879	888,069
O’Reilly Automotive Inc.[a]	51,051	7,575,458
PetSmart Inc.	47,342	3,261,390
Ross Stores Inc.	101,482	7,261,037
Sally Beauty Holdings Inc.[a]	77,810	2,131,994

Security	Shares	Value

Signet Jewelers Ltd.	37,081	$3,925,395
Staples Inc.	308,238	3,495,419
Tiffany & Co.	51,295	4,419,064
TJX Companies Inc. (The)	331,492	20,104,990
Tractor Supply Co.	64,027	4,522,227
Ulta Salon, Cosmetics & Fragrance Inc.[a,b]	29,569	2,882,386
Urban Outfitters Inc.[a]	49,334	1,799,211
Williams-Sonoma Inc.	44,783	2,984,339

		201,599,434
TEXTILES, APPAREL & LUXURY GOODS — 0.81%
Carter’s Inc.	25,196	1,956,469
Coach Inc.	129,015	6,406,885
Deckers Outdoor Corp.[a]	15,796	1,259,415
Fossil Group Inc.[a]	22,364	2,607,866
Hanesbrands Inc.	45,159	3,453,760
Michael Kors Holdings Ltd.[a]	93,057	8,679,426
Nike Inc. Class B	326,044	24,081,610
PVH Corp.	37,506	4,679,624
Ralph Lauren Corp.	27,791	4,472,406
Under Armour Inc. Class Aa,b	38,408	4,403,093
VF Corp.	161,563	9,997,519

		71,998,073
THRIFTS & MORTGAGE FINANCE — 0.13%
Hudson City Bancorp Inc.	242,179	2,380,619
Nationstar Mortgage Holdings Inc.[a,b]	9,810	318,433
New York Community Bancorp Inc.	202,138	3,248,358
Ocwen Financial Corp.[a,b]	47,495	1,860,854
People’s United Financial Inc.	141,994	2,111,451
TFS Financial Corp.[a]	36,119	448,959
Washington Federal Inc.	47,755	1,112,691

		11,481,365
TOBACCO — 1.28%
Altria Group Inc.	924,510	34,604,409
Lorillard Inc.	174,166	9,418,897
Philip Morris International Inc.	752,696	61,623,222
Reynolds American Inc.	145,544	7,774,961

		113,421,489
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Air Lease Corp.	32,124	1,197,904
Fastenal Co.	137,030	6,758,319
GATX Corp.	21,442	1,455,483
HD Supply Holdings Inc.[a]	28,493	745,092
MRC Global Inc.[a]	38,059	1,026,071
MSC Industrial Direct Co. Inc. Class A	21,662	1,874,196
United Rentals Inc.[a,b]	43,248	4,105,965
W.W. Grainger Inc.	27,221	6,877,658
WESCO International Inc.[a]	20,214	1,682,209

		25,722,897
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	81,436	3,697,194
Aqua America Inc.	80,583	2,020,216

		5,717,410

10

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa	58,567	$5,327,254
Sprint Corp.[a]	390,270	3,586,581
T-Mobile US Inc.	87,794	2,899,836
Telephone & Data Systems Inc.	43,199	1,132,246
United States Cellular Corp.	5,874	240,893

		13,186,810

TOTAL COMMON STOCKS (Cost: $7,238,967,652)		8,880,911,039

SHORT-TERM INVESTMENTS — 2.51%

MONEY MARKET FUNDS — 2.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	205,383,270	205,383,270
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	10,700,589	10,700,589
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,423,671	7,423,671

		223,507,530

TOTAL SHORT-TERM INVESTMENTS (Cost: $223,507,530)		223,507,530

TOTAL INVESTMENTS IN SECURITIES — 102.38% (Cost: $7,462,475,182)		9,104,418,569
Other Assets, Less Liabilities — (2.38)%		(211,487,680)

NET ASSETS — 100.00%		$8,892,930,889

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of March 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
8	E-mini S&P MidCap 400 (Jun. 2014)	Chicago Mercantile	$1,099,920	$2,987

103	E-mini S&P 500 (Jun. 2014)	Chicago Mercantile	9,602,690	19,836

			$10,702,610	$22,823

See notes to financial statements.

11

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 3.94%
B/E Aerospace Inc.[a]	217,210	$18,851,656
Boeing Co. (The)	1,781,944	223,616,153
Hexcel Corp.[a]	234,941	10,229,331
Honeywell International Inc.	1,847,952	171,416,027
Huntington Ingalls Industries Inc.	118,021	12,068,827
Lockheed Martin Corp.	609,749	99,535,427
Precision Castparts Corp.	343,700	86,873,612
Rockwell Collins Inc.	283,931	22,620,783
Spirit AeroSystems Holdings Inc. Class Aa	36,633	1,032,684
TransDigm Group Inc.	123,075	22,793,490
Triumph Group Inc.	24,752	1,598,484
United Technologies Corp.	2,023,171	236,387,300

		907,023,774
AIR FREIGHT & LOGISTICS — 0.89%
C.H. Robinson Worldwide Inc.	356,397	18,671,639
Expeditors International of Washington Inc.	485,527	19,241,435
United Parcel Service Inc. Class B	1,701,325	165,675,028

		203,588,102
AIRLINES — 0.47%
Alaska Air Group Inc.	152,692	14,247,690
American Airlines Group Inc.[a]	268,180	9,815,388
Copa Holdings SA Class A	77,998	11,324,530
Delta Air Lines Inc.	921,286	31,922,560
Southwest Airlines Co.	187,286	4,421,822
United Continental Holdings Inc.[a]	835,938	37,307,913

		109,039,903
AUTO COMPONENTS — 0.51%
Allison Transmission Holdings Inc.	11,136	333,412
BorgWarner Inc.	542,841	33,368,436
Delphi Automotive PLC	734,332	49,831,769
Gentex Corp.	194,749	6,140,436
Goodyear Tire & Rubber Co. (The)	577,763	15,096,947
Lear Corp.	21,451	1,795,878
Visteon Corp.[a]	116,643	10,315,907

		116,882,785
AUTOMOBILES — 0.57%
Ford Motor Co.	3,182,507	49,647,109
Harley-Davidson Inc.	526,453	35,067,034
Tesla Motors Inc.[a,b]	196,393	40,938,121
Thor Industries Inc.	104,033	6,352,255

		132,004,519
BEVERAGES — 3.43%
Brown-Forman Corp. Class B NVS	355,242	31,861,655
Coca-Cola Co. (The)	8,983,577	347,305,087
Coca-Cola Enterprises Inc.	609,846	29,126,245
Constellation Brands Inc. Class Aa	339,896	28,880,963

Security	Shares	Value

Dr Pepper Snapple Group Inc.	479,281	$26,101,643
Monster Beverage Corp.[a]	315,228	21,892,585
PepsiCo Inc.	3,632,124	303,282,354

		788,450,532
BIOTECHNOLOGY — 4.63%
Alexion Pharmaceuticals Inc.[a]	458,353	69,729,242
Alkermes PLC[a]	318,362	14,036,581
Amgen Inc.	1,761,501	217,263,533
ARIAD Pharmaceuticals Inc.[a,b]	424,128	3,418,472
Biogen Idec Inc.[a]	557,533	170,532,619
BioMarin Pharmaceutical Inc.[a,b]	326,507	22,271,042
Celgene Corp.[a]	979,713	136,767,935
Cubist Pharmaceuticals Inc.[a,b]	152,853	11,181,197
Gilead Sciences Inc.[a]	3,582,661	253,867,358
Incyte Corp.[a]	242,121	12,958,316
Medivation Inc.[a,b]	175,725	11,311,418
Myriad Genetics Inc.[a,b]	174,921	5,980,549
Pharmacyclics Inc.[a,b]	137,496	13,779,849
Regeneron Pharmaceuticals Inc.[a,b]	188,115	56,487,172
Seattle Genetics Inc.[a,b]	236,353	10,768,243
Theravance Inc.[a,b]	185,369	5,735,317
United Therapeutics Corp.[a]	109,268	10,274,470
Vertex Pharmaceuticals Inc.[a]	546,823	38,671,323

		1,065,034,636
BUILDING PRODUCTS — 0.26%
A.O. Smith Corp.	78,131	3,595,589
Allegion PLC	166,143	8,667,680
Armstrong World Industries Inc.[a]	59,133	3,148,832
Fortune Brands Home & Security Inc.	341,215	14,358,327
Lennox International Inc.	118,086	10,735,198
Masco Corp.	838,674	18,626,950

		59,132,576
CAPITAL MARKETS — 1.08%
Affiliated Managers Group Inc.[a]	123,872	24,780,594
Ameriprise Financial Inc.	142,801	15,718,106
Artisan Partners Asset Management Inc.	13,331	856,517
BlackRock Inc.[c]	108,260	34,045,605
Charles Schwab Corp. (The)	349,973	9,564,762
Eaton Vance Corp. NVS	281,310	10,734,790
Federated Investors Inc. Class Bb	161,189	4,922,712
Franklin Resources Inc.	964,940	52,280,449
Lazard Ltd. Class A	301,413	14,193,538
LPL Financial Holdings Inc.	97,934	5,145,452
SEI Investments Co.	319,589	10,741,386
T. Rowe Price Group Inc.	609,126	50,161,526
Waddell & Reed Financial Inc. Class A	202,116	14,879,780

		248,025,217
CHEMICALS — 3.72%
Airgas Inc.	153,994	16,401,901
Albemarle Corp.	72,789	4,834,645
Celanese Corp. Series A	375,076	20,820,469
Dow Chemical Co. (The)	372,443	18,097,005
E.I. du Pont de Nemours and Co.	2,161,938	145,066,040
Eastman Chemical Co.	363,698	31,354,405
Ecolab Inc.	615,889	66,509,853
FMC Corp.	319,742	24,479,448

12

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

International Flavors & Fragrances Inc.	191,547	$18,325,302
LyondellBasell Industries NV Class A	905,524	80,537,305
Monsanto Co.	1,253,856	142,651,197
NewMarket Corp.	22,316	8,720,646
PPG Industries Inc.	304,888	58,983,632
Praxair Inc.	694,643	90,977,394
Rockwood Holdings Inc.	124,466	9,260,270
RPM International Inc.	290,722	12,163,808
Scotts Miracle-Gro Co. (The) Class A	101,246	6,204,355
Sherwin-Williams Co. (The)	208,036	41,010,137
Sigma-Aldrich Corp.	266,817	24,915,371
Valspar Corp. (The)	198,726	14,332,119
W.R. Grace & Co.[a]	155,515	15,422,423
Westlake Chemical Corp.	82,052	5,430,201

		856,497,926
COMMERCIAL BANKS — 0.01%
Signature Bank[a]	10,806	1,357,126

		1,357,126
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Cintas Corp.	68,342	4,073,867
Clean Harbors Inc.[a,b]	141,879	7,773,550
Copart Inc.[a]	261,751	9,525,119
Iron Mountain Inc.	359,409	9,908,906
KAR Auction Services Inc.	67,029	2,034,330
Pitney Bowes Inc.	206,271	5,360,983
R.R. Donnelley & Sons Co.	232,299	4,158,152
Rollins Inc.	150,151	4,540,566
Stericycle Inc.[a]	202,668	23,027,138
Waste Connections Inc.	274,168	12,025,009
Waste Management Inc.	88,192	3,710,238

		86,137,858
COMMUNICATIONS EQUIPMENT — 1.73%
CommScope Holding Co. Inc.[a,b]	55,849	1,378,353
F5 Networks Inc.[a,b]	159,016	16,955,876
Harris Corp.	44,901	3,284,957
JDS Uniphase Corp.[a,b]	420,000	5,880,000
Juniper Networks Inc.[a]	219,062	5,643,037
Motorola Solutions Inc.	502,726	32,320,255
Palo Alto Networks Inc.[a,b]	83,880	5,754,168
QUALCOMM Inc.	4,058,229	320,031,939
Riverbed Technology Inc.[a,b]	361,811	7,131,295

		398,379,880
COMPUTERS & PERIPHERALS — 4.55%
3D Systems Corp.[a,b]	236,584	13,993,944
Apple Inc.	1,668,910	895,770,753
EMC Corp.	2,467,179	67,625,376
NCR Corp.[a,b]	386,762	14,136,151
NetApp Inc.	798,808	29,476,015
Nimble Storage Inc.[a]	7,692	291,450
SanDisk Corp.	240,973	19,564,598
Stratasys Ltd.[a,b]	45,896	4,869,107

		1,045,727,394
CONSTRUCTION & ENGINEERING — 0.19%
AECOM Technology Corp.[a]	23,279	748,885

Security	Shares	Value

Chicago Bridge & Iron Co. NV	236,293	$20,592,935
Fluor Corp.	229,323	17,825,277
Quanta Services Inc.[a]	103,484	3,818,560

		42,985,657
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	116,043	10,288,372
Martin Marietta Materials Inc.	108,325	13,903,514

		24,191,886
CONSUMER FINANCE — 0.89%
American Express Co.	2,225,403	200,353,032
Santander Consumer USA Holdings Inc.[a]	148,635	3,579,131

		203,932,163
CONTAINERS & PACKAGING — 0.45%
AptarGroup Inc.	109,549	7,241,189
Avery Dennison Corp.	74,485	3,774,155
Ball Corp.	330,297	18,103,579
Bemis Co. Inc.	106,534	4,180,394
Crown Holdings Inc.[a]	288,708	12,916,796
Greif Inc. Class A	14,826	778,217
Owens-Illinois Inc.[a]	226,732	7,670,343
Packaging Corp. of America	230,530	16,222,396
Rock-Tenn Co. Class A	121,915	12,870,566
Sealed Air Corp.	460,556	15,138,476
Silgan Holdings Inc.	103,979	5,149,040

		104,045,151
DISTRIBUTORS — 0.21%
Genuine Parts Co.	343,964	29,873,273
LKQ Corp.[a]	701,900	18,495,065

		48,368,338
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	639,994	19,321,419
Service Corp. International	387,087	7,695,289
Weight Watchers International Inc.[b]	34,722	713,190

		27,729,898
DIVERSIFIED FINANCIAL SERVICES — 0.49%
CBOE Holdings Inc.	204,597	11,580,190
IntercontinentalExchange Group Inc.	170,794	33,788,177
Leucadia National Corp.	94,235	2,638,580
McGraw Hill Financial Inc.	303,896	23,187,265
Moody’s Corp.	456,750	36,229,410
MSCI Inc. Class Aa	119,315	5,132,931

		112,556,553
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.12%
Intelsat SAa,b	3,279	61,383
Level 3 Communications Inc.[a]	135,653	5,309,459
tw telecom inc.[a]	329,951	10,314,268
Verizon Communications Inc.	9,693,210	461,106,000
Windstream Holdings Inc.[b]	1,312,872	10,818,065

		487,609,175

13

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 0.06%
ITC Holdings Corp.	369,323	$13,794,214

		13,794,214
ELECTRICAL EQUIPMENT — 0.90%
AMETEK Inc.	572,009	29,452,743
Babcock & Wilcox Co. (The)	181,119	6,013,151
Emerson Electric Co.	1,262,947	84,364,859
Hubbell Inc. Class B	101,294	12,142,112
Rockwell Automation Inc.	328,027	40,855,763
Roper Industries Inc.	232,572	31,050,688
Solarcity Corp.[a,b]	55,079	3,449,047

		207,328,363
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
Amphenol Corp. Class A	375,387	34,404,219
CDW Corp.	22,542	618,552
Dolby Laboratories Inc. Class Aa,b	42,424	1,887,868
FLIR Systems Inc.	231,738	8,342,568
IPG Photonics Corp.[a,b]	76,406	5,430,938
Knowles Corporation[a,b]	149,103	4,707,182
National Instruments Corp.	226,606	6,501,326
Trimble Navigation Ltd.[a,b]	600,873	23,355,934
Zebra Technologies Corp. Class Aa	10,687	741,785

		85,990,372
ENERGY EQUIPMENT & SERVICES — 2.39%
Atwood Oceanics Inc.[a]	25,176	1,268,619
Baker Hughes Inc.	65,578	4,263,882
Cameron International Corp.[a]	327,659	20,239,496
Dresser-Rand Group Inc.[a,b]	178,558	10,429,573
Dril-Quip Inc.[a]	95,139	10,665,082
FMC Technologies Inc.[a,b]	557,107	29,131,125
Frank’s International NV	36,498	904,420
Halliburton Co.	1,992,267	117,324,604
Oceaneering International Inc.	254,329	18,276,082
RPC Inc.	119,262	2,435,330
Schlumberger Ltd.	3,122,528	304,446,480
Seadrill Ltd.[b]	830,071	29,185,296

		548,569,989
FOOD & STAPLES RETAILING — 2.45%
Costco Wholesale Corp.	1,024,925	114,463,624
CVS Caremark Corp.	330,723	24,757,924
Fresh Market Inc. (The)[a,b]	96,892	3,255,571
Kroger Co. (The)	1,221,504	53,318,649
Safeway Inc.	44,284	1,635,851
Sprouts Farmers Market Inc.[a,b]	33,975	1,224,119
Sysco Corp.	482,744	17,441,541
Wal-Mart Stores Inc.	2,507,646	191,659,384
Walgreen Co.	1,675,730	110,648,452
Whole Foods Market Inc.	871,144	44,175,712

		562,580,827
FOOD PRODUCTS — 1.84%
Archer-Daniels-Midland Co.	118,072	5,123,144
Campbell Soup Co.	272,072	12,210,591
ConAgra Foods Inc.	905,566	28,099,713

Security	Shares	Value

Flowers Foods Inc.	400,716	$8,595,358
General Mills Inc.	1,514,142	78,462,839
Hershey Co. (The)	352,296	36,779,702
Hillshire Brands Co. (The)	288,420	10,746,529
Hormel Foods Corp.	315,309	15,535,274
Ingredion Inc.	22,261	1,515,529
J.M. Smucker Co. (The)	33,102	3,218,839
Kellogg Co.	562,608	35,281,148
Keurig Green Mountain Inc.	350,416	37,000,425
Kraft Foods Group Inc.	1,396,265	78,330,467
McCormick & Co. Inc. NVS	309,838	22,227,778
Mead Johnson Nutrition Co. Class A	475,568	39,538,724
Pinnacle Foods Inc.	45,503	1,358,720
WhiteWave Foods Co. Class Aa	324,784	9,269,335

		423,294,115
GAS UTILITIES — 0.02%
ONE GAS Inc.[a]	113,987	4,095,553
Questar Corp.	53,255	1,266,404

		5,361,957
HEALTH CARE EQUIPMENT & SUPPLIES — 1.66%
Baxter International Inc.	1,272,909	93,660,644
Becton, Dickinson and Co.	456,250	53,417,750
C.R. Bard Inc.	189,036	27,973,547
Cooper Companies Inc. (The)	83,935	11,529,312
DENTSPLY International Inc.	94,330	4,342,953
Edwards Lifesciences Corp.[a,b]	251,880	18,681,940
Hologic Inc.[a]	186,183	4,002,935
IDEXX Laboratories Inc.[a,b]	127,232	15,445,965
Intuitive Surgical Inc.[a,b]	89,404	39,158,058
ResMed Inc.[b]	335,073	14,974,412
Sirona Dental Systems Inc.[a]	128,733	9,612,493
St. Jude Medical Inc.	423,297	27,679,391
Stryker Corp.	453,687	36,961,880
Varian Medical Systems Inc.[a,b]	254,758	21,397,124
Zimmer Holdings Inc.	22,209	2,100,527

		380,938,931
HEALTH CARE PROVIDERS & SERVICES — 1.84%
Aetna Inc.	236,453	17,726,881
AmerisourceBergen Corp.	542,349	35,572,671
Brookdale Senior Living Inc.[a]	232,740	7,799,117
Catamaran Corp.[a]	483,738	21,652,113
Cigna Corp.	38,977	3,263,544
Community Health Systems Inc.[a]	59,922	2,347,145
DaVita HealthCare Partners Inc.[a]	432,651	29,788,021
Envision Healthcare Holdings Inc.[a]	74,004	2,503,555
Express Scripts Holding Co.[a]	1,593,041	119,621,449
HCA Holdings Inc.[a]	46,122	2,421,405
Henry Schein Inc.[a,b]	204,658	24,430,026
Laboratory Corp. of America Holdings[a]	205,286	20,161,138
McKesson Corp.	532,253	93,979,912
MEDNAX Inc.[a,b]	152,562	9,455,793
Patterson Companies Inc.	183,383	7,658,074
Premier Inc.[a,b]	48,834	1,609,080
Quest Diagnostics Inc.	22,644	1,311,541
Tenet Healthcare Corp.[a]	227,803	9,752,246
Universal Health Services Inc. Class B	143,110	11,745,038

		422,798,749

14

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a,b]	696,533	$39,179,981
Veeva Systems Inc.[a,b]	22,237	593,728

		39,773,709
HOTELS, RESTAURANTS & LEISURE — 3.27%
ARAMARK Holdings Corp.	86,384	2,498,225
Bally Technologies Inc.[a,b]	90,344	5,987,097
Brinker International Inc.	155,196	8,140,030
Burger King Worldwide Inc.	236,688	6,284,066
Chipotle Mexican Grill Inc.[a]	72,603	41,242,134
Choice Hotels International Inc.	3,380	155,480
Darden Restaurants Inc.	198,630	10,082,459
Domino’s Pizza Inc.	131,859	10,149,187
Dunkin’ Brands Group Inc.	250,870	12,588,657
Hilton Worldwide Holdings Inc.[a]	179,849	3,999,842
International Game Technology	578,826	8,138,294
Las Vegas Sands Corp.	918,086	74,162,987
Marriott International Inc. Class A	482,968	27,055,867
McDonald’s Corp.	2,354,726	230,833,790
Norwegian Cruise Line Holdings Ltd.[a,b]	59,761	1,928,487
Panera Bread Co. Class Aa,b	62,070	10,953,493
SeaWorld Entertainment Inc.	71,935	2,174,595
Six Flags Entertainment Corp.	155,732	6,252,640
Starbucks Corp.	1,758,505	129,039,097
Starwood Hotels & Resorts Worldwide Inc.	194,399	15,474,160
Wyndham Worldwide Corp.	300,981	22,040,839
Wynn Resorts Ltd.	189,363	42,066,990
Yum! Brands Inc.	1,056,558	79,653,908

		750,902,324
HOUSEHOLD DURABLES — 0.34%
Jarden Corp.[a]	298,806	17,877,563
Newell Rubbermaid Inc.	391,544	11,707,166
NVR Inc.[a,b]	9,214	10,568,458
PulteGroup Inc.	910,925	17,480,651
Taylor Morrison Home Corp. Class Aa	65,828	1,546,958
Tempur Sealy International Inc.[a,b]	141,433	7,166,410
Tupperware Brands Corp.	124,532	10,430,800
Whirlpool Corp.	12,999	1,942,830

		78,720,836
HOUSEHOLD PRODUCTS — 1.18%
Church & Dwight Co. Inc.	324,631	22,422,263
Clorox Co. (The)[b]	258,535	22,753,665
Colgate-Palmolive Co.	2,190,762	142,114,731
Kimberly-Clark Corp.	755,192	83,259,918

		270,550,577
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a]	98,960	2,069,254

		2,069,254
INDUSTRIAL CONGLOMERATES — 0.90%
3M Co.	1,371,442	186,049,822
Carlisle Companies Inc.	7,582	601,556

Security	Shares	Value

Danaher Corp.	285,423	$21,406,725

		208,058,103
INSURANCE — 0.95%
Allied World Assurance Co. Holdings Ltd.	26,982	2,784,273
American Financial Group Inc.	24,972	1,441,134
Aon PLC	559,798	47,179,775
Arch Capital Group Ltd.[a]	19,814	1,140,098
Arthur J. Gallagher & Co.	298,166	14,186,738
Axis Capital Holdings Ltd.	67,070	3,075,159
Brown & Brown Inc.	127,385	3,918,363
Chubb Corp. (The)	82,342	7,353,141
Endurance Specialty Holdings Ltd.	34,722	1,869,085
Erie Indemnity Co. Class A	58,546	4,084,169
Fidelity National Financial Inc. Class A	49,808	1,565,964
Hanover Insurance Group Inc. (The)	29,750	1,827,840
Loews Corp.	57,959	2,553,094
Marsh & McLennan Companies Inc.	864,958	42,642,429
Progressive Corp. (The)	1,139,046	27,587,694
Prudential Financial Inc.	418,487	35,424,925
Travelers Companies Inc. (The)	224,295	19,087,504
Validus Holdings Ltd.	18,880	711,965

		218,433,350
INTERNET & CATALOG RETAIL — 2.38%
Amazon.com Inc.[a]	863,558	290,604,538
Expedia Inc.	250,498	18,161,105
Groupon Inc.[a,b]	983,968	7,714,309
HomeAway Inc.[a,b]	141,959	5,347,595
Liberty Interactive Corp. Series Aa	94,741	2,735,173
Liberty Ventures Series Aa	86,584	11,284,493
Netflix Inc.[a]	117,991	41,536,372
Priceline.com Inc.[a]	121,149	144,396,282
TripAdvisor Inc.[a,b]	263,225	23,845,553
zulily Inc.[a,b]	18,202	913,558

		546,538,978
INTERNET SOFTWARE & SERVICES — 5.47%
Akamai Technologies Inc.[a]	417,381	24,295,748
eBay Inc.[a]	3,048,173	168,381,077
Equinix Inc.[a,b]	115,923	21,427,207
Facebook Inc. Class Aa	4,001,538	241,052,649
Google Inc. Class Aa	633,391	705,920,604
IAC/InterActiveCorp	175,719	12,544,579
LinkedIn Corp. Class Aa,b	227,366	42,049,068
Pandora Media Inc.[a,b]	332,466	10,080,369
Rackspace Hosting Inc.[a,b]	264,780	8,690,080
Twitter Inc.[a,b]	141,667	6,611,599
VeriSign Inc.[a,b]	304,764	16,429,827

		1,257,482,807
IT SERVICES — 6.24%
Accenture PLC Class A	1,509,431	120,331,839
Alliance Data Systems Corp.[a,b]	115,528	31,475,604
Automatic Data Processing Inc.	1,139,665	88,050,518
Booz Allen Hamilton Holding Corp.	68,335	1,503,370
Broadridge Financial Solutions Inc.	284,070	10,550,360
Cognizant Technology Solutions Corp. Class Aa	1,416,844	71,706,475
DST Systems Inc.	65,353	6,194,811
Fidelity National Information Services Inc.	68,491	3,660,844

15

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Fiserv Inc.[a]	625,541	$35,461,919
FleetCor Technologies Inc.[a]	159,587	18,368,464
Gartner Inc.[a,b]	220,430	15,306,659
Genpact Ltd.[a]	396,076	6,899,644
Global Payments Inc.	168,595	11,988,790
International Business Machines Corp.	2,296,336	442,021,717
Jack Henry & Associates Inc.	201,831	11,254,096
MasterCard Inc. Class A	2,744,737	205,031,854
NeuStar Inc. Class Aa,b	143,717	4,672,240
Paychex Inc.	687,694	29,295,764
Teradata Corp.[a,b]	384,009	18,889,403
Total System Services Inc.	297,141	9,036,058
Vantiv Inc. Class Aa,b	204,670	6,185,127
Visa Inc. Class A	1,227,105	264,882,885
Western Union Co.	1,308,844	21,412,688

		1,434,181,129
LEISURE EQUIPMENT & PRODUCTS — 0.29%
Hasbro Inc.	229,813	12,782,199
Mattel Inc.	811,264	32,539,799
Polaris Industries Inc.	152,119	21,252,546

		66,574,544
LIFE SCIENCES TOOLS & SERVICES — 0.50%
Agilent Technologies Inc.	95,820	5,358,254
Bruker Corp.[a]	258,044	5,880,823
Charles River Laboratories International Inc.[a]	52,198	3,149,627
Covance Inc.[a,b]	131,496	13,662,435
Illumina Inc.[a,b]	292,138	43,429,235
Mettler-Toledo International Inc.[a,b]	70,937	16,718,432
Quintiles Transnational Holdings Inc.[a]	28,778	1,461,059
TECHNE Corp.	40,451	3,453,302
Waters Corp.[a]	201,265	21,819,139

		114,932,306
MACHINERY — 2.00%
Caterpillar Inc.	279,607	27,784,548
Colfax Corp.[a]	244,676	17,452,739
Crane Co.	104,845	7,459,722
Cummins Inc.	365,435	54,446,161
Deere & Co.	911,419	82,756,845
Donaldson Co. Inc.	318,402	13,500,245
Dover Corp.	296,595	24,246,641
Flowserve Corp.	335,838	26,309,549
Graco Inc.	143,581	10,731,244
Harsco Corp.	13,054	305,855
IDEX Corp.	180,352	13,145,857
Illinois Tool Works Inc.	311,291	25,317,297
Ingersoll-Rand PLC	464,972	26,614,997
ITT Corp.	210,740	9,011,243
Lincoln Electric Holdings Inc.	195,438	14,073,490
Manitowoc Co. Inc. (The)	312,911	9,841,051
Navistar International Corp.[a,b]	17,344	587,441
Nordson Corp.	151,192	10,657,524
PACCAR Inc.	107,537	7,252,295
Pall Corp.	261,411	23,388,442
Snap-on Inc.	15,540	1,763,479
Stanley Black & Decker Inc.	33,556	2,726,090
Toro Co. (The)	135,660	8,572,355
Valmont Industries Inc.	62,725	9,335,989
WABCO Holdings Inc.[a]	137,347	14,498,349

Security	Shares	Value

Wabtec Corp.	226,075	$17,520,813
Xylem Inc.	26,654	970,739

		460,271,000
MARINE — 0.03%
Kirby Corp.[a]	78,631	7,961,389

		7,961,389
MEDIA — 4.97%
AMC Networks Inc. Class Aa,b	140,845	10,294,361
Cablevision NY Group Class Ab	456,683	7,704,242
CBS Corp. Class B NVS	1,320,111	81,582,860
Charter Communications Inc. Class Aa,b	155,538	19,162,282
Cinemark Holdings Inc.	270,283	7,840,910
Clear Channel Outdoor Holdings Inc. Class A	99,922	910,289
Comcast Corp. Class A	5,694,598	284,843,792
DIRECTV[a,b]	1,153,558	88,154,902
Discovery Communications Inc. Series Aa	574,778	47,534,141
DISH Network Corp. Class Aa	489,731	30,466,166
Interpublic Group of Companies Inc. (The)	456,800	7,829,552
Lamar Advertising Co. Class Aa	184,695	9,417,598
Liberty Global PLC Series Aa,b	782,100	32,535,360
Liberty Global PLC Series C NVS[a,b]	782,100	31,839,291
Lions Gate Entertainment Corp.[b]	188,906	5,049,457
Madison Square Garden Inc. Class Aa	143,315	8,137,426
Morningstar Inc.	48,765	3,853,410
News Corp. Class A NVS[a]	861,173	14,829,399
Omnicom Group Inc.	607,354	44,093,900
Regal Entertainment Group Class A	42,611	795,974
Scripps Networks Interactive Inc. Class A	257,643	19,557,680
Sirius XM Holdings Inc.[a]	3,412,184	10,918,989
Starz Series Aa,b	225,244	7,270,876
Time Warner Cable Inc.	683,399	93,748,675
Twenty-First Century Fox Inc. Class A	3,440,020	109,977,439
Viacom Inc. Class B NVS	1,047,498	89,026,855
Walt Disney Co. (The)	939,051	75,189,814

		1,142,565,640
METALS & MINING — 0.09%
Compass Minerals International Inc.	78,008	6,437,220
Royal Gold Inc.	38,430	2,406,487
Southern Copper Corp.	369,986	10,770,293
Tahoe Resources Inc.[a]	25,696	543,470

		20,157,470
MULTILINE RETAIL — 0.96%
Big Lots Inc.[a]	36,409	1,378,809
Dillard’s Inc. Class A	42,850	3,959,340
Dollar General Corp.[a]	768,545	42,638,876
Dollar Tree Inc.[a]	488,770	25,504,019
Family Dollar Stores Inc.	226,465	13,137,235
Macy’s Inc.	698,449	41,411,041
Nordstrom Inc.	340,730	21,278,588
Target Corp.	1,181,649	71,501,581

		220,809,489
OIL, GAS & CONSUMABLE FUELS — 2.39%
Anadarko Petroleum Corp.	65,016	5,510,756
Antero Resources Corp.[a,b]	40,055	2,507,443

16

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Cabot Oil & Gas Corp.	990,011	$33,541,573
Cheniere Energy Inc.[a,b]	566,809	31,372,878
Cobalt International Energy Inc.[a]	591,777	10,841,355
Concho Resources Inc.[a]	245,993	30,134,143
Continental Resources Inc.[a]	100,124	12,442,409
CVR Energy Inc.	36,878	1,558,096
EOG Resources Inc.	598,148	117,338,693
EP Energy Corp. Class Aa	37,617	736,165
EQT Corp.	323,308	31,351,177
Gulfport Energy Corp.[a]	162,469	11,564,543
Kinder Morgan Inc.	1,424,907	46,295,228
Kosmos Energy Ltd.[a,b]	238,430	2,622,730
Laredo Petroleum Inc.[a,b]	89,138	2,305,109
Noble Energy Inc.	106,640	7,575,706
Oasis Petroleum Inc.[a,b]	235,944	9,845,943
ONEOK Inc.	455,057	26,962,127
Pioneer Natural Resources Co.	236,744	44,304,272
QEP Resources Inc.	42,696	1,256,970
Range Resources Corp.	383,023	31,779,418
SM Energy Co.	156,021	11,122,737
Southwestern Energy Co.[a,b]	825,646	37,987,972
Whiting Petroleum Corp.[a]	22,204	1,540,736
Williams Companies Inc. (The)	880,319	35,723,345
World Fuel Services Corp.	32,357	1,426,944

		549,648,468
PAPER & FOREST PRODUCTS — 0.18%
International Paper Co.	898,569	41,226,346

		41,226,346
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.	1,018,574	14,911,923
Coty Inc. Class A	89,840	1,345,803
Estee Lauder Companies Inc. (The) Class A	543,991	36,382,118
Herbalife Ltd.[b]	199,843	11,445,009
Nu Skin Enterprises Inc. Class A	136,928	11,344,485

		75,429,338
PHARMACEUTICALS — 3.59%
AbbVie Inc.	3,719,767	191,196,024
Actavis PLC[a]	407,396	83,862,467
Allergan Inc.	696,170	86,394,697
Bristol-Myers Squibb Co.	3,321,678	172,561,172
Eli Lilly and Co.	509,889	30,012,066
Endo International PLC[a]	315,619	21,667,244
Jazz Pharmaceuticals PLC[a]	121,919	16,907,727
Johnson & Johnson	851,061	83,599,722
Mylan Inc.[a]	895,092	43,707,342
Perrigo Co. PLC	296,091	45,793,434
Salix Pharmaceuticals Ltd.[a,b]	144,167	14,937,143
Zoetis Inc.	1,174,288	33,983,895

		824,622,933
PROFESSIONAL SERVICES — 0.37%
Dun & Bradstreet Corp. (The)	81,773	8,124,148
Equifax Inc.	283,234	19,268,409
IHS Inc. Class Aa,b	154,483	18,769,684
Nielsen Holdings NV	73,890	3,297,711
Robert Half International Inc.	328,324	13,773,192

Security	Shares	Value

Verisk Analytics Inc. Class Aa	355,594	$21,321,416

		84,554,560
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.96%
American Homes 4 Rent Class A	23,176	387,271
American Tower Corp.	928,899	76,048,961
Apartment Investment and Management Co. Class A	188,867	5,707,561
Boston Properties Inc.	33,938	3,886,919
Brixmor Property Group Inc.	21,383	456,099
CBL & Associates Properties Inc.[b]	125,836	2,233,589
Corrections Corp. of America	171,391	5,367,966
Crown Castle International Corp.	784,655	57,891,846
Digital Realty Trust Inc.[b]	236,618	12,559,683
Equity Lifestyle Properties, Inc.	142,067	5,775,024
Extra Space Storage Inc.	20,948	1,016,187
Federal Realty Investment Trust[b]	100,478	11,526,836
Omega Healthcare Investors Inc.[b]	287,372	9,632,709
Plum Creek Timber Co. Inc.	415,863	17,482,881
Public Storage	313,426	52,809,147
Rayonier Inc.[b]	295,420	13,562,732
Regency Centers Corp.	90,498	4,620,828
Senior Housing Properties Trust	32,366	727,264
Simon Property Group Inc.	543,985	89,213,540
Spirit Realty Capital Inc.	167,956	1,844,157
Tanger Factory Outlet Centers Inc.	221,181	7,741,335
Taubman Centers Inc.	27,195	1,925,134
Ventas Inc.	309,764	18,762,406
Vornado Realty Trust	84,983	8,375,925
Weyerhaeuser Co.	1,367,629	40,139,911

		449,695,911
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
CBRE Group Inc. Class Aa	655,873	17,990,597
Realogy Holdings Corp.[a,b]	252,236	10,959,654
St. Joe Co. (The)[a,b]	10,080	194,040

		29,144,291
ROAD & RAIL — 1.54%
AMERCO	9,477	2,199,801
Avis Budget Group Inc.[a,b]	252,571	12,300,208
Con-way Inc.	48,610	1,996,899
CSX Corp.	1,197,778	34,699,629
Genesee & Wyoming Inc. Class Aa,b	44,664	4,346,700
Hertz Global Holdings Inc.[a]	813,678	21,676,382
J.B. Hunt Transport Services Inc.	214,990	15,462,081
Kansas City Southern Industries Inc.	258,795	26,412,618
Landstar System Inc.	109,021	6,456,223
Norfolk Southern Corp.	134,177	13,037,979
Old Dominion Freight Line Inc.[a]	166,319	9,436,940
Union Pacific Corp.	1,096,343	205,739,727

		353,765,187
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.87%
Advanced Micro Devices Inc.[a,b]	1,429,498	5,732,287
Altera Corp.	258,894	9,382,319
Analog Devices Inc.	313,002	16,632,926
Applied Materials Inc.	1,865,535	38,094,225
Atmel Corp.[a]	1,003,903	8,392,629
Avago Technologies Ltd.	529,460	34,102,519
Broadcom Corp. Class A	586,449	18,461,414

17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Cree Inc.[a,b]	277,299	$15,684,031
Freescale Semiconductor Ltd.[a]	69,773	1,703,159
Intel Corp.	759,334	19,598,410
Lam Research Corp.[a]	89,843	4,941,365
Linear Technology Corp.	547,868	26,675,693
LSI Corp.	150,309	1,663,921
Maxim Integrated Products Inc.	683,735	22,645,303
Microchip Technology Inc.[b]	463,144	22,119,757
ON Semiconductor Corp.[a]	1,003,664	9,434,442
Silicon Laboratories Inc.[a]	86,748	4,532,583
Skyworks Solutions Inc.[a,b]	373,725	14,022,162
Texas Instruments Inc.	2,605,120	122,831,408
Xilinx Inc.	619,759	33,634,321

		430,284,874
SOFTWARE — 6.80%
Adobe Systems Inc.[a]	459,787	30,226,397
ANSYS Inc.[a]	219,110	16,875,852
Autodesk Inc.[a]	418,683	20,590,830
Cadence Design Systems Inc.[a,b]	663,287	10,307,480
Citrix Systems Inc.[a]	439,516	25,241,404
Concur Technologies Inc.[a,b]	109,407	10,838,952
Electronic Arts Inc.[a,b]	546,557	15,855,619
FactSet Research Systems Inc.	103,512	11,159,629
FireEye Inc.[a]	30,457	1,875,238
Fortinet Inc.[a,b]	319,376	7,035,853
Informatica Corp.[a,b]	253,344	9,571,336
Intuit Inc.	697,406	54,209,368
MICROS Systems Inc.[a]	27,612	1,461,503
Microsoft Corp.	19,614,525	803,999,380
NetSuite Inc.[a,b]	82,056	7,781,370
Oracle Corp.	7,893,314	322,915,476
Red Hat Inc.[a]	445,329	23,593,530
Rovi Corp.[a]	26,520	604,126
Salesforce.com Inc.[a,b]	1,385,611	79,104,532
ServiceNow Inc.[a,b]	194,823	11,673,794
SolarWinds Inc.[a]	153,361	6,537,779
Solera Holdings Inc.	162,220	10,275,015
Splunk Inc.[a]	264,930	18,939,846
Symantec Corp.	1,191,285	23,789,961
Tableau Software Inc. Class Aa	24,967	1,899,489
TIBCO Software Inc.[a]	384,550	7,814,056
VMware Inc. Class Aa,b	200,844	21,695,169
Workday Inc. Class Aa,b	95,176	8,701,942

		1,564,574,926
SPECIALTY RETAIL — 4.02%
Aaron’s Inc.	25,526	771,906
Abercrombie & Fitch Co. Class A	21,597	831,485
Advance Auto Parts Inc.	171,389	21,680,708
American Eagle Outfitters Inc.	292,679	3,582,391
Ascena Retail Group Inc.[a]	43,324	748,639
AutoNation Inc.[a,b]	119,800	6,376,954
AutoZone Inc.[a,b]	78,342	42,077,488
Bed Bath & Beyond Inc.[a]	513,410	35,322,608
Best Buy Co. Inc.	171,911	4,540,170
Cabela’s Inc.[a,b]	111,319	7,292,508
CarMax Inc.[a,b]	527,449	24,684,613
Chico’s FAS Inc.	336,578	5,395,345
Dick’s Sporting Goods Inc.	232,514	12,697,590
DSW Inc. Class A	153,082	5,489,521
Foot Locker Inc.	41,803	1,963,905
Gap Inc. (The)	655,752	26,269,425

Security	Shares	Value

GNC Holdings Inc. Class A	230,394	$10,141,944
Home Depot Inc. (The)	3,431,026	271,497,087
L Brands Inc.	563,760	32,004,655
Lowe’s Companies Inc.	2,419,193	118,298,538
O’Reilly Automotive Inc.[a]	259,469	38,502,605
PetSmart Inc.	242,932	16,735,585
Ross Stores Inc.	516,275	36,939,476
Sally Beauty Holdings Inc.[a]	397,936	10,903,446
Signet Jewelers Ltd.	16,576	1,754,735
Tiffany & Co.	262,387	22,604,640
TJX Companies Inc. (The)	1,690,565	102,532,767
Tractor Supply Co.	327,836	23,155,057
Ulta Salon, Cosmetics & Fragrance Inc.[a]	149,729	14,595,583
Urban Outfitters Inc.[a]	252,224	9,198,609
Williams-Sonoma Inc.	229,734	15,309,474

		923,899,457
TEXTILES, APPAREL & LUXURY GOODS — 1.57%
Carter’s Inc.	127,792	9,923,049
Coach Inc.	659,989	32,775,054
Deckers Outdoor Corp.[a]	35,693	2,845,803
Fossil Group Inc.[a,b]	113,816	13,272,084
Hanesbrands Inc.	231,571	17,710,550
Michael Kors Holdings Ltd.[a]	473,279	44,142,732
Nike Inc. Class B	1,663,647	122,876,967
PVH Corp.	168,659	21,043,584
Ralph Lauren Corp.	140,910	22,676,646
Under Armour Inc. Class Aa,b	196,675	22,546,822
VF Corp.	822,631	50,904,406

		360,717,697
THRIFTS & MORTGAGE FINANCE — 0.05%
Nationstar Mortgage Holdings Inc.[a,b]	50,581	1,641,859
Ocwen Financial Corp.[a,b]	242,914	9,517,371

		11,159,230
TOBACCO — 2.47%
Altria Group Inc.	4,717,826	176,588,227
Lorillard Inc.	887,256	47,982,804
Philip Morris International Inc.	3,841,376	314,493,453
Reynolds American Inc.	560,387	29,935,874

		569,000,358
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Fastenal Co.	696,796	34,365,979
HD Supply Holdings Inc.[a]	91,626	2,396,020
MRC Global Inc.[a]	84,031	2,265,476
MSC Industrial Direct Co. Inc. Class A	110,814	9,587,627
United Rentals Inc.[a,b]	221,340	21,014,020
W.W. Grainger Inc.	138,510	34,995,936

		104,625,058
WATER UTILITIES — 0.04%
Aqua America Inc.	361,210	9,055,535

		9,055,535
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
SBA Communications Corp. Class Aa	299,699	27,260,621
Sprint Corp.[a]	364,459	3,349,378

		30,609,999

18

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2014

Security	Shares	Value

TOTAL COMMON STOCKS (Cost: $16,859,457,047)		$22,971,355,639

SHORT-TERM INVESTMENTS — 4.54%

MONEY MARKET FUNDS — 4.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d,e]	974,397,546	974,397,546
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%c,[d,e]	50,766,685	50,766,685
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	18,794,461	18,794,461

		1,043,958,692

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,043,958,692)		1,043,958,692

TOTAL INVESTMENTS IN SECURITIES — 104.45% (Cost: $17,903,415,739)		24,015,314,331
Other Assets, Less Liabilities — (4.45)%		(1,022,432,501)

NET ASSETS — 100.00%		$22,992,881,830

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

19

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.42%
Alliant Techsystems Inc.	71,749	$10,199,120
B/E Aerospace Inc.[a,b]	14,066	1,220,788
Exelis Inc.	419,637	7,977,299
General Dynamics Corp.	667,019	72,651,710
L-3 Communications Holdings Inc.	201,416	23,797,300
Northrop Grumman Corp.	495,810	61,173,038
Raytheon Co.	724,934	71,616,230
Rockwell Collins Inc.	32,920	2,622,736
Spirit AeroSystems Holdings Inc. Class Aa	231,826	6,535,175
Textron Inc.	622,009	24,438,734
Triumph Group Inc.	91,745	5,924,892
United Technologies Corp.	129,077	15,081,357

		303,238,379
AIR FREIGHT & LOGISTICS — 0.41%
FedEx Corp.	659,838	87,468,125

		87,468,125
AIRLINES — 0.37%
Alaska Air Group Inc.	12,113	1,130,264
American Airlines Group Inc.[a,b]	184,681	6,759,325
Delta Air Lines Inc.	1,037,950	35,964,967
Southwest Airlines Co.	1,437,764	33,945,608

		77,800,164
AUTO COMPONENTS — 0.52%
Allison Transmission Holdings Inc.	65,885	1,972,597
Gentex Corp.	136,138	4,292,431
Johnson Controls Inc.	1,529,746	72,387,581
Lear Corp.	159,398	13,344,800
TRW Automotive Holdings Corp.[a,b]	239,958	19,585,372

		111,582,781
AUTOMOBILES — 0.86%
Ford Motor Co.	5,594,817	87,279,145
General Motors Co.	2,774,761	95,507,274

		182,786,419
BEVERAGES — 0.23%
Beam Inc.	359,655	29,959,261
Constellation Brands Inc. Class Aa	20,296	1,724,551
Molson Coors Brewing Co. Class B NVS	311,539	18,337,186

		50,020,998
BUILDING PRODUCTS — 0.10%
A.O. Smith Corp.	98,639	4,539,367
Allegion PLC	63,951	3,336,324
Fortune Brands Home & Security Inc.	44,523	1,873,528

Security	Shares	Value

Owens Corning	265,131	$11,445,705

		21,194,924
CAPITAL MARKETS — 3.47%
American Capital Ltd.[a]	632,243	9,983,117
Ameriprise Financial Inc.	289,813	31,899,717
Ares Capital Corp.	661,145	11,649,375
Artisan Partners Asset Management Inc.	16,536	1,062,438
Bank of New York Mellon Corp. (The)	2,591,878	91,467,375
BlackRock Inc.[c]	188,718	59,348,037
Charles Schwab Corp. (The)	2,118,770	57,905,984
E*TRADE Financial Corp.[a]	639,660	14,724,973
Federated Investors Inc. Class B	54,382	1,660,826
Goldman Sachs Group Inc. (The)	1,023,840	167,756,184
Invesco Ltd.[b]	994,265	36,787,805
Legg Mason Inc.[b]	247,877	12,155,888
LPL Financial Holdings Inc.	25,567	1,343,290
Morgan Stanley	3,400,379	105,989,813
Northern Trust Corp.	535,024	35,076,174
Raymond James Financial Inc.	271,876	15,206,025
SEI Investments Co.	17,372	583,873
State Street Corp.	963,947	67,042,514
TD Ameritrade Holding Corp.	519,312	17,630,642

		739,274,050
CHEMICALS — 1.42%
Air Products and Chemicals Inc.	465,365	55,397,050
Albemarle Corp.	112,205	7,452,656
Ashland Inc.	176,173	17,525,690
Cabot Corp.	142,315	8,405,124
CF Industries Holdings Inc.	123,846	32,279,221
Cytec Industries Inc.	81,311	7,936,767
Dow Chemical Co. (The)	2,347,257	114,053,218
Huntsman Corp.	433,313	10,581,504
Kronos Worldwide Inc.	46,482	775,320
Mosaic Co. (The)	671,170	33,558,500
PPG Industries Inc.	28,568	5,526,765
Rockwood Holdings Inc.	44,876	3,338,774
RPM International Inc.	18,875	789,730
Sigma-Aldrich Corp.	14,973	1,398,179
W.R. Grace & Co.[a]	21,855	2,167,360
Westlake Chemical Corp.	12,556	830,956

		302,016,814
COMMERCIAL BANKS — 11.98%
Associated Banc-Corp.	374,127	6,756,734
Bank of America Corp.	24,071,486	414,029,559
Bank of Hawaii Corp.	100,070	6,065,243
BankUnited Inc.	143,651	4,994,745
BB&T Corp.	1,567,083	62,949,724
BOK Financial Corp.	59,632	4,117,590
CapitalSource Inc.	437,284	6,379,974
CIT Group Inc.	450,636	22,090,177
Citigroup Inc.	6,794,508	323,418,581
City National Corp.	104,203	8,202,860
Comerica Inc.[b]	416,191	21,558,694
Commerce Bancshares Inc.	180,198	8,364,791
Cullen/Frost Bankers Inc.[b]	116,028	8,995,651
East West Bancorp Inc.	315,450	11,513,925
Fifth Third Bancorp	1,954,703	44,860,434
First Citizens BancShares Inc. Class A	16,886	4,065,304

20

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

First Horizon National Corp.	538,079	$6,639,895
First Niagara Financial Group Inc.	789,521	7,460,973
First Republic Bank	259,614	14,016,560
Fulton Financial Corp.	435,341	5,476,590
Huntington Bancshares Inc.	1,870,189	18,645,784
J.P. Morgan Chase & Co.	8,439,585	512,367,205
KeyCorp	2,058,435	29,312,114
M&T Bank Corp.	288,496	34,994,565
PNC Financial Services Group Inc. (The)[c]	1,182,258	102,856,446
Popular Inc.[a]	230,284	7,136,501
Regions Financial Corp.	3,160,845	35,116,988
Signature Bank[a]	95,249	11,962,322
SunTrust Banks Inc.	1,207,029	48,027,684
SVB Financial Group[a,b]	100,582	12,952,950
Synovus Financial Corp.	2,180,643	7,392,380
TCF Financial Corp.	365,131	6,083,082
U.S. Bancorp	4,130,228	177,021,572
Valley National Bancorp[b]	446,778	4,650,959
Wells Fargo & Co.	10,780,323	536,213,266
Zions Bancorp	411,689	12,754,125

		2,549,445,947
COMMERCIAL SERVICES & SUPPLIES — 0.48%
ADT Corp. (The)	409,940	12,277,703
Cintas Corp.	165,183	9,846,559
Covanta Holding Corp.	236,609	4,270,792
Iron Mountain Inc.	38,054	1,049,149
KAR Auction Services Inc.	106,007	3,217,312
Pitney Bowes Inc.	254,413	6,612,194
R.R. Donnelley & Sons Co.	213,149	3,815,367
Republic Services Inc.	602,697	20,588,130
Waste Connections Inc.	15,347	673,119
Waste Management Inc.	960,507	40,408,530

		102,758,855
COMMUNICATIONS EQUIPMENT — 1.55%
Brocade Communications Systems Inc.[a]	989,839	10,502,192
Cisco Systems Inc.	11,933,557	267,431,012
CommScope Holding Co. Inc.[a,b]	39,700	979,796
EchoStar Corp. Class Aa,b	90,391	4,298,996
Harris Corp.	201,818	14,765,005
JDS Uniphase Corp.[a,b]	121,460	1,700,440
Juniper Networks Inc.[a]	923,165	23,780,730
Motorola Solutions Inc.	27,324	1,756,660
Polycom Inc.[a,b]	306,312	4,202,601
Riverbed Technology Inc.[a]	20,112	396,408

		329,813,840
COMPUTERS & PERIPHERALS — 2.60%
Apple Inc.	509,312	273,368,123
Diebold Inc.	141,967	5,663,063
EMC Corp.	2,345,858	64,299,968
Hewlett-Packard Co.	4,341,049	140,476,346
Nimble Storage Inc.[a]	13,230	501,285
SanDisk Corp.	275,019	22,328,792
Stratasys Ltd.[a,b]	35,351	3,750,387
Western Digital Corp.	472,202	43,357,588

		553,745,552

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.34%
AECOM Technology Corp.[a,b]	207,848	$6,686,470
Fluor Corp.	145,681	11,323,784
Jacobs Engineering Group Inc.[a]	291,596	18,516,346
KBR Inc.	329,713	8,796,743
Lexmark International Inc. Class A	140,578	6,507,355
Quanta Services Inc.[a]	368,282	13,589,606
URS Corp.	169,245	7,964,670

		73,384,974
CONSTRUCTION MATERIALS — 0.09%
Vulcan Materials Co.	289,733	19,252,758

		19,252,758
CONSUMER FINANCE — 0.89%
Capital One Financial Corp.	1,304,499	100,655,143
Discover Financial Services	1,095,281	63,734,401
Santander Consumer USA Holdings Inc.[a]	51,996	1,252,064
SLM Corp.	993,592	24,323,132

		189,964,740
CONTAINERS & PACKAGING — 0.26%
AptarGroup Inc.	44,471	2,939,533
Avery Dennison Corp.	151,662	7,684,714
Bemis Co. Inc.	128,731	5,051,404
Crown Holdings Inc.[a]	47,207	2,112,041
Greif Inc. Class A	56,355	2,958,074
MeadWestvaco Corp.	394,501	14,849,018
Owens-Illinois Inc.[a,b]	151,132	5,112,796
Rock-Tenn Co. Class A	44,907	4,740,832
Sonoco Products Co.	225,773	9,261,208

		54,709,620
DISTRIBUTORS — 0.01%
Genuine Parts Co.	18,968	1,647,371

		1,647,371
DIVERSIFIED CONSUMER SERVICES — 0.11%
Apollo Education Group Inc.[a,b]	217,400	7,443,776
DeVry Education Group Inc.	140,304	5,947,487
Graham Holdings Co. Class B	9,703	6,828,486
Service Corp. International	103,340	2,054,399
Weight Watchers International Inc.[b]	27,328	561,317

		22,835,465
DIVERSIFIED FINANCIAL SERVICES — 3.00%
Berkshire Hathaway Inc. Class Ba	4,018,422	502,182,197
CME Group Inc.	707,973	52,397,082
ING U.S. Inc.	167,243	6,065,904
Interactive Brokers Group Inc. Class A	103,347	2,239,529
IntercontinentalExchange Group Inc.	92,828	18,364,163
Leucadia National Corp.	570,278	15,967,784
McGraw Hill Financial Inc.	323,831	24,708,305
MSCI Inc. Class Aa,b	156,387	6,727,769
NASDAQ OMX Group Inc. (The)	248,508	9,179,886

		637,832,619

21

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
AT&T Inc.	12,012,984	$421,295,349
CenturyLink Inc.	1,290,476	42,379,232
Frontier Communications Corp.[b]	2,225,513	12,685,424
Intelsat SAa,b	46,941	878,736
Level 3 Communications Inc.[a,b]	255,999	10,019,801
Windstream Holdings Inc.	72,652	598,652

		487,857,194
ELECTRIC UTILITIES — 3.22%
American Electric Power Co. Inc.	1,085,791	55,006,172
Duke Energy Corp.	1,575,970	112,240,583
Edison International	728,368	41,232,912
Entergy Corp.	398,576	26,644,806
Exelon Corp.	1,911,348	64,144,839
FirstEnergy Corp.	934,781	31,810,597
Great Plains Energy Inc.	342,947	9,273,287
Hawaiian Electric Industries Inc.[b]	219,581	5,581,749
NextEra Energy Inc.	948,274	90,673,960
Northeast Utilities	703,295	31,999,922
OGE Energy Corp.	442,977	16,283,835
Pepco Holdings Inc.[b]	554,269	11,351,429
Pinnacle West Capital Corp.	245,089	13,396,565
PPL Corp.	1,411,591	46,780,126
Southern Co. (The)	1,943,718	85,406,969
Westar Energy Inc.	284,580	10,005,833
Xcel Energy Inc.	1,112,075	33,762,597

		685,596,181
ELECTRICAL EQUIPMENT — 0.57%
Babcock & Wilcox Co. (The)	77,644	2,577,781
Eaton Corp. PLC	1,056,519	79,365,707
Emerson Electric Co.	405,004	27,054,267
Hubbell Inc. Class B	36,375	4,360,271
Regal Beloit Corp.	100,383	7,298,848

		120,656,874
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Arrow Electronics Inc.[a,b]	233,447	13,857,414
Avnet Inc.	305,629	14,220,917
AVX Corp.	105,465	1,390,029
CDW Corp.	38,467	1,055,534
Corning Inc.	3,108,977	64,728,901
Dolby Laboratories Inc. Class Aa,b	60,473	2,691,048
FLIR Systems Inc.	95,930	3,453,480
Ingram Micro Inc. Class Aa	339,794	10,044,311
Jabil Circuit Inc.	451,950	8,135,100
Knowles Corporation[a,b]	49,891	1,575,059
Tech Data Corp.[a]	85,027	5,183,246
Vishay Intertechnology Inc.[b]	293,190	4,362,667
Zebra Technologies Corp. Class Aa	103,416	7,178,105

		137,875,811
ENERGY EQUIPMENT & SERVICES — 1.21%
Atwood Oceanics Inc.[a,b]	104,102	5,245,700
Baker Hughes Inc.	924,664	60,121,653
Cameron International Corp.[a,b]	183,245	11,319,044
Diamond Offshore Drilling Inc.[b]	153,539	7,486,562
Frank’s International NV	42,701	1,058,131

Security	Shares	Value

Helmerich & Payne Inc.	211,543	$22,753,565
McDermott International Inc.[a,b]	527,372	4,124,049
Nabors Industries Ltd.[b]	657,025	16,195,666
National Oilwell Varco Inc.	954,207	74,304,099
Oil States International Inc.[a]	122,486	12,077,120
Patterson-UTI Energy Inc.	327,614	10,378,811
Rowan Companies PLC Class Aa	277,066	9,331,583
RPC Inc.	27,648	564,572
Superior Energy Services Inc.	357,731	11,003,805
Tidewater Inc.	110,400	5,367,648
Unit Corp.[a,b]	110,179	7,203,503

		258,535,511
FOOD & STAPLES RETAILING — 1.68%
CVS Caremark Corp.	2,419,635	181,133,876
Safeway Inc.	495,495	18,303,585
Sprouts Farmers Market Inc.[a,b]	13,406	483,018
Sysco Corp.	868,307	31,371,932
Wal-Mart Stores Inc.	1,211,883	92,624,218
Walgreen Co.	523,387	34,559,244

		358,475,873
FOOD PRODUCTS — 1.39%
Archer-Daniels-Midland Co.	1,360,127	59,015,910
Bunge Ltd.	328,906	26,151,316
Campbell Soup Co.	133,391	5,986,588
ConAgra Foods Inc.	69,755	2,164,498
Dean Foods Co.[b]	207,981	3,215,386
Ingredion Inc.	151,670	10,325,694
J.M. Smucker Co. (The)	208,733	20,297,197
Kellogg Co.	45,167	2,832,423
Mondelez International Inc. Class A	3,984,740	137,672,767
Pinnacle Foods Inc.	31,604	943,695
Tyson Foods Inc. Class A	626,737	27,582,695

		296,188,169
GAS UTILITIES — 0.26%
AGL Resources Inc.	263,376	12,894,889
Atmos Energy Corp.	221,140	10,422,328
National Fuel Gas Co.	164,088	11,492,724
ONE GAS Inc.[a]	6,911	248,312
Questar Corp.	340,092	8,087,388
UGI Corp.	254,959	11,628,680

		54,774,321
HEALTH CARE EQUIPMENT & SUPPLIES — 2.49%
Abbott Laboratories	3,481,001	134,053,349
Alere Inc.[a,b]	181,306	6,227,861
Boston Scientific Corp.[a]	3,015,799	40,773,602
CareFusion Corp.[a]	465,944	18,740,268
Cooper Companies Inc. (The)	27,866	3,827,674
Covidien PLC	1,050,661	77,391,689
DENTSPLY International Inc.	230,405	10,607,846
Hill-Rom Holdings Inc.	133,275	5,136,419
Hologic Inc.[a,b]	424,667	9,130,340
Medtronic Inc.	2,268,795	139,621,644
St. Jude Medical Inc.	229,983	15,038,588
Stryker Corp.	310,412	25,289,266
Teleflex Inc.	91,732	9,837,340
Zimmer Holdings Inc.	355,466	33,619,974

		529,295,860

22

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.61%
Aetna Inc.	620,410	$46,512,138
Cardinal Health Inc.	763,649	53,440,157
Cigna Corp.	600,604	50,288,573
Community Health Systems Inc.[a]	193,860	7,593,496
Envision Healthcare Holdings Inc.[a]	38,202	1,292,374
Express Scripts Holding Co.[a]	218,626	16,416,626
HCA Holdings Inc.[a]	554,595	29,116,238
Health Net Inc.[a,b]	176,970	6,018,750
Humana Inc.	352,110	39,689,839
LifePoint Hospitals Inc.[a,b]	105,713	5,766,644
MEDNAX Inc.[a,b]	78,874	4,888,611
Omnicare Inc.	233,738	13,947,146
Patterson Companies Inc.	20,525	857,124
Premier Inc.[a,b]	25,565	842,367
Quest Diagnostics Inc.[b]	303,910	17,602,467
UnitedHealth Group Inc.	2,277,655	186,744,933
Universal Health Services Inc. Class B	66,173	5,430,818
VCA Antech Inc.[a]	198,561	6,399,621
WellPoint Inc.	630,847	62,800,819

		555,648,741
HEALTH CARE TECHNOLOGY — 0.04%
Allscripts Healthcare Solutions Inc.[a,b]	396,691	7,152,339
Veeva Systems Inc.[a,b]	11,719	312,897

		7,465,236
HOTELS, RESTAURANTS & LEISURE — 0.58%
ARAMARK Holdings Corp.	11,838	342,355
Carnival Corp.	934,149	35,366,881
Choice Hotels International Inc.	58,448	2,688,608
Darden Restaurants Inc.	100,506	5,101,685
Hilton Worldwide Holdings Inc.[a]	131,098	2,915,620
Hyatt Hotels Corp. Class Aa,b	99,841	5,372,444
Marriott International Inc. Class A	60,804	3,406,240
MGM Resorts International[a]	828,616	21,428,010
Norwegian Cruise Line Holdings Ltd.[a]	3,820	123,271
Penn National Gaming Inc.[a,b]	150,639	1,855,872
Royal Caribbean Cruises Ltd.	364,210	19,871,298
Starwood Hotels & Resorts Worldwide Inc.	249,352	19,848,419
Wendy’s Co. (The)	588,427	5,366,454

		123,687,157
HOUSEHOLD DURABLES — 0.65%
D.R. Horton Inc.	629,982	13,639,110
Garmin Ltd.	273,463	15,111,565
Harman International Industries Inc.	151,494	16,118,962
Leggett & Platt Inc.	318,704	10,402,499
Lennar Corp. Class A	369,245	14,629,487
Mohawk Industries Inc.[a]	135,884	18,477,506
Newell Rubbermaid Inc.	270,866	8,098,893
NVR Inc.[a,b]	1,789	2,051,983
Taylor Morrison Home Corp. Class Aa	8,507	199,915
Toll Brothers Inc.[a,b]	396,759	14,243,648
Whirlpool Corp.	164,133	24,531,318

		137,504,886

Security	Shares	Value

HOUSEHOLD PRODUCTS — 2.48%
Clorox Co. (The)	48,174	$4,239,794
Energizer Holdings Inc.	138,716	13,974,250
Kimberly-Clark Corp.	140,583	15,499,276
Procter & Gamble Co. (The)	6,119,839	493,259,023

		526,972,343
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.27%
AES Corp. (The)	1,390,528	19,856,740
Calpine Corp.[a]	725,551	15,171,271
NRG Energy Inc.	722,059	22,961,476

		57,989,487
INDUSTRIAL CONGLOMERATES — 3.39%
3M Co.	237,777	32,256,828
Carlisle Companies Inc.	134,546	10,674,880
Danaher Corp.	1,065,439	79,907,925
General Electric Co.	23,088,222	597,754,067

		720,593,700
INSURANCE — 5.33%
ACE Ltd.	759,674	75,253,306
Aflac Inc.	1,041,200	65,637,248
Alleghany Corp.[a,b]	37,578	15,308,526
Allied World Assurance Co. Holdings Ltd.	51,647	5,329,454
Allstate Corp. (The)	1,046,765	59,225,964
American Financial Group Inc.	149,776	8,643,573
American International Group Inc.	3,296,677	164,866,817
American National Insurance Co.	16,251	1,837,176
Aon PLC	157,919	13,309,413
Arch Capital Group Ltd.[a,b]	277,977	15,994,797
Aspen Insurance Holdings Ltd.	147,782	5,866,945
Assurant Inc.	162,752	10,572,370
Assured Guaranty Ltd.	376,000	9,520,320
Axis Capital Holdings Ltd.[b]	186,672	8,558,911
Brown & Brown Inc.	142,483	4,382,777
Chubb Corp. (The)	469,127	41,893,041
Cincinnati Financial Corp.	364,190	17,721,485
CNA Financial Corp.	58,807	2,512,235
Endurance Specialty Holdings Ltd.[b]	63,284	3,406,578
Everest Re Group Ltd.[b]	105,778	16,189,323
Fidelity National Financial Inc. Class A	567,454	17,840,754
Genworth Financial Inc. Class Aa	1,099,573	19,495,429
Hanover Insurance Group Inc. (The)	70,112	4,307,681
Hartford Financial Services Group Inc. (The)	1,019,435	35,955,472
HCC Insurance Holdings Inc.	223,984	10,189,032
Kemper Corp.	106,165	4,158,483
Lincoln National Corp.	600,656	30,435,240
Loews Corp.	631,696	27,826,209
Markel Corp.[a,b]	30,784	18,350,342
Marsh & McLennan Companies Inc.	408,020	20,115,386
MBIA Inc.[a,b]	316,126	4,422,603
Mercury General Corp.	53,355	2,405,243
MetLife Inc.	1,996,470	105,413,616
Old Republic International Corp.	578,972	9,495,141
PartnerRe Ltd.[b]	120,553	12,477,236
Principal Financial Group Inc.	656,479	30,191,469
ProAssurance Corp.	137,853	6,138,594
Progressive Corp. (The)	263,734	6,387,638
Protective Life Corp.	175,034	9,205,038

23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

Prudential Financial Inc.	637,307	$53,948,038
Reinsurance Group of America Inc.	161,694	12,875,693
RenaissanceRe Holdings Ltd.[b]	93,157	9,092,123
StanCorp Financial Group Inc.	99,256	6,630,301
Torchmark Corp.	206,192	16,227,310
Travelers Companies Inc. (The)	576,584	49,067,298
Unum Group	595,180	21,015,806
Validus Holdings Ltd.[b]	190,845	7,196,765
W.R. Berkley Corp.	228,765	9,521,199
White Mountains Insurance Group Ltd.	13,759	8,254,024
XL Group PLC	617,874	19,308,563

		1,133,977,985
INTERNET & CATALOG RETAIL — 0.14%
Liberty Interactive Corp. Series Aa	1,021,862	29,501,156
zulily Inc.[a,b]	12,097	607,148

		30,108,304
INTERNET SOFTWARE & SERVICES — 0.38%
AOL Inc.[a]	172,739	7,560,786
Twitter Inc.[a,b]	45,425	2,119,985
Yahoo! Inc.[a,b]	1,997,365	71,705,403

		81,386,174
IT SERVICES — 0.61%
Amdocs Ltd.	358,882	16,673,658
Booz Allen Hamilton Holding Corp.	3,991	87,802
Computer Sciences Corp.	334,847	20,365,394
CoreLogic Inc.[a]	212,969	6,397,589
DST Systems Inc.	13,655	1,294,357
Fidelity National Information Services Inc.	590,779	31,577,138
Leidos Holdings Inc.	163,874	5,796,223
Paychex Inc.	72,501	3,088,543
Science Applications International Corp.	93,610	3,500,078
Total System Services Inc.	81,556	2,480,118
VeriFone Systems Inc.[a,b]	242,361	8,196,649
Xerox Corp.	2,747,186	31,043,202

		130,500,751
LEISURE EQUIPMENT & PRODUCTS — 0.01%
Hasbro Inc.[b]	38,190	2,124,128

		2,124,128
LIFE SCIENCES TOOLS & SERVICES — 0.85%
Agilent Technologies Inc.	685,364	38,325,555
Bio-Rad Laboratories Inc. Class Aa	45,684	5,853,034
Charles River Laboratories International Inc.[a]	60,095	3,626,132
PerkinElmer Inc.	249,744	11,253,465
QIAGEN NVa,b	521,995	11,008,875
Quintiles Transnational Holdings Inc.[a,b]	33,534	1,702,521
TECHNE Corp.	43,963	3,753,121
Thermo Fisher Scientific Inc.	873,047	104,975,171

		180,497,874
MACHINERY — 2.19%
AGCO Corp.	216,810	11,959,240
Caterpillar Inc.	1,202,855	119,527,701
Crane Co.	8,345	593,747

Security	Shares	Value

Cummins Inc.	76,144	$11,344,695
Donaldson Co. Inc.	25,565	1,083,956
Dover Corp.	99,786	8,157,505
Harsco Corp.	167,521	3,925,017
IDEX Corp.	12,495	910,760
Illinois Tool Works Inc.	500,140	40,676,386
Ingersoll-Rand PLC	179,045	10,248,536
Joy Global Inc.[b]	223,587	12,968,046
Kennametal Inc.	175,656	7,781,561
Navistar International Corp.[a,b]	108,067	3,660,229
Oshkosh Corp.	196,197	11,550,117
PACCAR Inc.	688,507	46,432,912
Parker Hannifin Corp.	333,629	39,938,728
Pentair Ltd. Registered	456,858	36,247,114
Snap-on Inc.	115,172	13,069,719
SPX Corp.	104,423	10,265,825
Stanley Black & Decker Inc.	330,262	26,830,485
Terex Corp.[b]	248,011	10,986,887
Timken Co. (The)	192,547	11,317,913
Trinity Industries Inc.	176,665	12,732,246
Xylem Inc.	387,968	14,129,795

		466,339,120
MARINE — 0.02%
Kirby Corp.[a,b]	51,813	5,246,066

		5,246,066
MEDIA — 2.70%
CBS Corp. Class B NVS	114,959	7,104,466
Comcast Corp. Class A	446,246	22,321,225
DreamWorks Animation SKG Inc. Class Aa,b	164,555	4,368,935
Gannett Co. Inc.	510,326	14,084,998
Interpublic Group of Companies Inc. (The)	520,785	8,926,255
John Wiley & Sons Inc. Class A	101,463	5,848,327
Liberty Global PLC Series Aa	131,961	5,489,578
Liberty Global PLC Series C NVS[a,b]	131,961	5,372,132
Liberty Media Corp.[a]	214,015	27,978,181
News Corp. Class A NVS[a]	292,106	5,030,065
Regal Entertainment Group Class A	142,842	2,668,289
Sirius XM Holdings Inc.[a]	3,626,557	11,604,982
Starz Series Aa	29,367	947,967
Thomson Reuters Corp.	832,501	28,471,534
Time Warner Inc.	2,081,580	135,989,621
Twenty-First Century Fox Inc. Class A	1,168,568	37,359,119
Walt Disney Co. (The)	3,128,650	250,511,006

		574,076,680
METALS & MINING — 1.09%
Alcoa Inc.	2,391,113	30,773,624
Allegheny Technologies Inc.	240,861	9,075,643
Carpenter Technology Corp.	103,172	6,813,479
Cliffs Natural Resources Inc.[b]	341,438	6,985,821
Freeport-McMoRan Copper & Gold Inc.	2,309,834	76,386,210
Newmont Mining Corp.	1,101,340	25,815,410
Nucor Corp.	710,611	35,914,280
Reliance Steel & Aluminum Co.	170,907	12,076,289
Royal Gold Inc.	106,815	6,688,755
Steel Dynamics Inc.	491,562	8,744,888
Tahoe Resources Inc.[a]	165,326	3,496,645
United States Steel Corp.[b]	321,848	8,886,223

		231,657,267

24

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

MULTI-UTILITIES — 2.24%
Alliant Energy Corp.	247,283	$14,048,147
Ameren Corp.	543,288	22,383,466
CenterPoint Energy Inc.	959,155	22,722,382
CMS Energy Corp.	594,663	17,411,733
Consolidated Edison Inc.	654,969	35,139,087
Dominion Resources Inc.	1,290,025	91,578,875
DTE Energy Co.	389,005	28,899,181
Integrys Energy Group Inc.	176,487	10,527,449
MDU Resources Group Inc.	420,997	14,444,407
NiSource Inc.	698,149	24,805,234
PG&E Corp.	988,224	42,691,277
Public Service Enterprise Group Inc.	1,130,905	43,132,717
SCANA Corp.	310,934	15,957,133
Sempra Energy	544,155	52,652,438
TECO Energy Inc.[b]	485,337	8,323,529
Vectren Corp.	183,575	7,231,019
Wisconsin Energy Corp.[b]	511,918	23,829,783

		475,777,857
MULTILINE RETAIL — 0.33%
Big Lots Inc.[a,b]	95,500	3,616,585
Dillard’s Inc. Class A	19,627	1,813,535
J.C. Penney Co. Inc.[a,b]	527,233	4,544,748
Kohl’s Corp.	465,675	26,450,340
Macy’s Inc.	192,620	11,420,440
Sears Holdings Corp.[a,b]	96,675	4,617,198
Target Corp.	308,947	18,694,383

		71,157,229
OIL, GAS & CONSUMABLE FUELS — 13.29%
Anadarko Petroleum Corp.	1,058,270	89,698,965
Antero Resources Corp.[a,b]	45,797	2,866,892
Apache Corp.	875,097	72,589,296
Chesapeake Energy Corp.	1,295,837	33,199,344
Chevron Corp.	4,328,458	514,696,941
Cimarex Energy Co.	192,792	22,963,455
Cobalt International Energy Inc.[a,b]	51,040	935,053
ConocoPhillips	2,730,173	192,067,671
CONSOL Energy Inc.	509,637	20,359,998
Denbury Resources Inc.	831,712	13,640,077
Devon Energy Corp.	906,818	60,693,329
Energen Corp.	160,885	13,001,117
EOG Resources Inc.	38,869	7,624,932
EP Energy Corp. Class Aa	42,835	838,281
EQT Corp.	28,456	2,759,378
Exxon Mobil Corp.	9,928,137	969,780,422
Golar LNG Ltd.[b]	98,139	4,091,415
Gulfport Energy Corp.[a]	35,197	2,505,322
Hess Corp.	649,203	53,805,945
HollyFrontier Corp.	454,839	21,641,240
Kinder Morgan Inc.	124,074	4,031,164
Laredo Petroleum Inc.[a,b]	9,647	249,471
Marathon Oil Corp.	1,583,382	56,241,729
Marathon Petroleum Corp.	672,355	58,521,779
Murphy Oil Corp.	400,648	25,184,733
Newfield Exploration Co.[a]	302,058	9,472,539
Noble Energy Inc.	699,548	49,695,890
Occidental Petroleum Corp.	1,798,997	171,426,424
ONEOK Inc.	27,602	1,635,418
PBF Energy Inc.	51,569	1,330,480

Security	Shares	Value

Peabody Energy Corp.	601,387	$9,826,664
Phillips 66	1,312,224	101,119,981
Pioneer Natural Resources Co.	79,742	14,922,918
QEP Resources Inc.	359,415	10,581,178
SandRidge Energy Inc.[a,b]	1,105,749	6,789,299
Spectra Energy Corp.	1,494,852	55,219,833
Teekay Corp.	84,608	4,758,354
Tesoro Corp.	302,591	15,308,079
Ultra Petroleum Corp.[a,b]	341,079	9,171,614
Valero Energy Corp.	1,217,944	64,672,826
Whiting Petroleum Corp.[a]	241,751	16,775,102
Williams Companies Inc. (The)	688,495	27,939,127
World Fuel Services Corp.	131,408	5,795,093
WPX Energy Inc.[a,b]	446,596	8,052,126

		2,828,480,894
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	73,684	8,268,819
International Paper Co.	138,849	6,370,392

		14,639,211
PERSONAL PRODUCTS — 0.00%
Coty Inc. Class A	43,020	644,440

		644,440
PHARMACEUTICALS — 7.55%
Bristol-Myers Squibb Co.	510,426	26,516,631
Eli Lilly and Co.	1,728,821	101,758,404
Forest Laboratories Inc.[a]	595,718	54,966,900
Hospira Inc.[a,b]	368,740	15,948,005
Johnson & Johnson	5,462,840	536,614,773
Mallinckrodt PLC[a]	131,701	8,351,160
Merck & Co. Inc.	6,742,505	382,772,009
Pfizer Inc.	14,933,796	479,673,528

		1,606,601,410
PROFESSIONAL SERVICES — 0.23%
Dun & Bradstreet Corp. (The)	6,525	648,259
Manpowergroup Inc.	171,982	13,557,341
Nielsen Holdings NV	416,737	18,598,972
Towers Watson & Co. Class A	145,276	16,568,728

		49,373,300
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.00%
Alexandria Real Estate Equities Inc.	159,252	11,555,325
American Campus Communities Inc.	233,716	8,729,293
American Capital Agency Corp.	796,835	17,123,984
American Homes 4 Rent Class A	91,459	1,528,280
Annaly Capital Management Inc.[b]	2,120,370	23,260,459
Apartment Investment and Management Co. Class A	146,742	4,434,543
AvalonBay Communities Inc.	289,248	37,984,047
BioMed Realty Trust Inc.[b]	415,558	8,514,783
Boston Properties Inc.	307,085	35,170,445
Brandywine Realty Trust[b]	349,202	5,049,461
BRE Properties Inc. Class A	171,914	10,792,761
Brixmor Property Group Inc.	85,902	1,832,290
Camden Property Trust[b]	189,190	12,740,055
CBL & Associates Properties Inc.	244,767	4,344,614
Chimera Investment Corp.	2,292,071	7,013,737

25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

CommonWealth REIT	263,914	$6,940,938
Corporate Office Properties Trust	191,267	5,095,353
Corrections Corp. of America	95,198	2,981,601
DDR Corp.[b]	661,559	10,902,492
Digital Realty Trust Inc.[b]	61,311	3,254,388
Douglas Emmett Inc.[b]	317,191	8,608,564
Duke Realty Corp.	717,351	12,108,885
Equity Lifestyle Properties, Inc.	51,528	2,094,613
Equity Residential	803,072	46,570,145
Essex Property Trust Inc.[b]	84,667	14,397,623
Extra Space Storage Inc.	227,800	11,050,578
Federal Realty Investment Trust	49,872	5,721,316
Gaming and Leisure Properties Inc.[b]	214,207	7,809,987
General Growth Properties Inc.	1,253,390	27,574,580
Hatteras Financial Corp.	223,353	4,210,204
HCP Inc.	1,016,082	39,413,821
Health Care REIT Inc.	636,208	37,917,997
Healthcare Trust of America Inc. Class A	261,232	2,975,432
Home Properties Inc.[b]	126,511	7,605,841
Hospitality Properties Trust[b]	334,713	9,612,957
Host Hotels & Resorts Inc.	1,665,667	33,713,100
Kilroy Realty Corp.[b]	181,213	10,615,458
Kimco Realty Corp.	911,031	19,933,358
Liberty Property Trust[b]	288,731	10,671,498
Macerich Co. (The)	306,487	19,103,335
Mack-Cali Realty Corp.	196,061	4,076,108
MFA Financial Inc.	810,473	6,281,166
Mid-America Apartment Communities Inc.[b]	167,250	11,418,157
National Retail Properties Inc.[b]	263,585	9,046,237
Piedmont Office Realty Trust Inc. Class A	352,087	6,038,292
Post Properties Inc.	121,815	5,981,117
Prologis Inc.	1,113,435	45,461,551
Public Storage	21,728	3,660,951
Realty Income Corp.[b]	461,474	18,855,828
Regency Centers Corp.[b]	118,731	6,062,405
Retail Properties of America Inc. Class A	298,774	4,045,400
Senior Housing Properties Trust	388,797	8,736,269
Simon Property Group Inc.	175,415	28,768,060
SL Green Realty Corp.[b]	197,735	19,896,096
Spirit Realty Capital Inc.	664,278	7,293,772
Starwood Property Trust Inc.	434,145	10,241,481
Starwood Waypoint Residential Trust[a]	86,841	2,500,152
Taubman Centers Inc.	115,672	8,188,421
Two Harbors Investment Corp.	814,775	8,351,444
UDR Inc.[b]	560,837	14,486,420
Ventas Inc.	359,079	21,749,415
Vornado Realty Trust	336,997	33,214,424
Weingarten Realty Investors[b]	271,774	8,153,220
WP Carey Inc.	128,072	7,693,285

		851,157,812
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Forest City Enterprises Inc. Class Aa,b	352,233	6,727,650
Howard Hughes Corp. (The)[a]	88,110	12,574,178
Jones Lang LaSalle Inc.	98,319	11,650,802
Realogy Holdings Corp.[a]	28,997	1,259,920
St. Joe Co. (The)[a,b]	113,872	2,192,036

		34,404,586
ROAD & RAIL — 0.51%
AMERCO	7,435	1,725,812
Con-way Inc.	79,668	3,272,761
CSX Corp.	1,145,234	33,177,429

Security	Shares	Value

Genesee & Wyoming Inc. Class Aa	54,222	$5,276,885
Norfolk Southern Corp.	576,438	56,012,481
Ryder System Inc.	115,782	9,253,298

		108,718,666
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Altera Corp.	467,542	16,943,722
Analog Devices Inc.	390,216	20,736,078
Applied Materials Inc.	908,373	18,548,977
Avago Technologies Ltd.[b]	46,046	2,965,823
Broadcom Corp. Class A	719,757	22,657,950
Fairchild Semiconductor International Inc.[a,b]	285,601	3,938,438
First Solar Inc.[a,b]	151,068	10,543,036
Freescale Semiconductor Ltd.[a,b]	81,606	1,992,002
Intel Corp.	10,378,427	267,867,201
KLA-Tencor Corp.	371,303	25,671,889
Lam Research Corp.[a,b]	277,960	15,287,800
LSI Corp.	1,083,568	11,995,098
Marvell Technology Group Ltd.	879,880	13,858,110
Micron Technology Inc.[a,b]	2,301,357	54,450,107
NVIDIA Corp.	1,288,676	23,080,187
ON Semiconductor Corp.[a]	50,218	472,049
Silicon Laboratories Inc.[a,b]	12,612	658,977
Skyworks Solutions Inc.[a]	72,026	2,702,416
Teradyne Inc.[a]	425,188	8,456,989

		522,826,849
SOFTWARE — 0.68%
Activision Blizzard Inc.	593,813	12,137,538
Adobe Systems Inc.[a]	684,280	44,984,567
Autodesk Inc.[a]	103,060	5,068,491
CA Inc.	733,876	22,728,140
Compuware Corp.	476,087	4,998,913
Electronic Arts Inc.[a]	156,543	4,541,312
FireEye Inc.[a]	9,843	606,034
MICROS Systems Inc.[a,b]	149,335	7,904,302
Nuance Communications Inc.[a,b]	582,844	10,007,431
Rovi Corp.[a]	190,284	4,334,670
Symantec Corp.	422,688	8,441,079
Synopsys Inc.[a]	342,733	13,164,375
Zynga Inc. Class Aa,b	1,373,558	5,906,299

		144,823,151
SPECIALTY RETAIL — 0.47%
Aaron’s Inc.	136,446	4,126,127
Abercrombie & Fitch Co. Class A	154,240	5,938,240
American Eagle Outfitters Inc.	153,043	1,873,246
Ascena Retail Group Inc.[a,b]	243,668	4,210,583
Best Buy Co. Inc.	446,140	11,782,557
Chico’s FAS Inc.	23,123	370,662
CST Brands Inc.	134,474	4,200,968
DSW Inc. Class A	14,194	508,997
Foot Locker Inc.	295,234	13,870,093
GameStop Corp. Class Ab	264,838	10,884,842
Guess? Inc.	132,378	3,653,633
Murphy USA Inc.[a,b]	106,451	4,320,846
Signet Jewelers Ltd.[b]	164,657	17,430,590
Staples Inc.	1,487,247	16,865,381

		100,036,765

26

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.03%
Deckers Outdoor Corp.[a,b]	43,145	$3,439,951
PVH Corp.	20,654	2,576,999

		6,016,950
THRIFTS & MORTGAGE FINANCE — 0.21%
Hudson City Bancorp Inc.	1,177,689	11,576,683
New York Community Bancorp Inc.	982,562	15,789,771
People’s United Financial Inc.	694,144	10,321,921
TFS Financial Corp.[a,b]	175,782	2,184,970
Washington Federal Inc.	232,452	5,416,132

		45,289,477
TOBACCO — 0.04%
Reynolds American Inc.	170,873	9,128,036

		9,128,036
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Air Lease Corp.	156,290	5,828,054
GATX Corp.	104,439	7,089,320
HD Supply Holdings Inc.[a,b]	50,842	1,329,518
MRC Global Inc.[a]	105,748	2,850,966
WESCO International Inc.[a,b]	98,505	8,197,586

		25,295,444
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	396,086	17,982,304
Aqua America Inc.	48,687	1,220,583

		19,202,887
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Sprint Corp.[a,b]	1,552,250	14,265,177
T-Mobile US Inc.	425,598	14,057,502
Telephone & Data Systems Inc.	210,251	5,510,679
United States Cellular Corp.	28,482	1,168,047

		35,001,405

TOTAL COMMON STOCKS (Cost: $16,579,777,629)		21,254,382,457

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d,e]	446,683,636	446,683,636
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%c,[d,e]	23,272,481	23,272,481

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,118,696	$19,118,696

		489,074,813

TOTAL SHORT-TERM INVESTMENTS (Cost: $489,074,813)		489,074,813

TOTAL INVESTMENTS IN SECURITIES — 102.15% (Cost: $17,068,852,442)		21,743,457,270
Other Assets, Less Liabilities — (2.15)%		(457,264,171)

NET ASSETS — 100.00%		$21,286,193,099

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

27

Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.79%
AAR Corp.	680,235	$17,652,098
AeroVironment Inc.[a]	317,130	12,764,483
American Science and Engineering Inc.	140,518	9,438,594
API Technologies Corp.[a,b]	556,043	1,629,206
Astronics Corp.[a]	257,634	16,336,572
Cubic Corp.	339,766	17,351,850
Curtiss-Wright Corp.	800,761	50,880,354
DigitalGlobe Inc.[a,b]	1,274,104	36,961,757
Ducommun Inc.[a]	181,004	4,535,960
Engility Holdings Inc.[a]	293,220	13,209,561
Erickson Air-Crane Inc.[a,b]	64,187	1,239,451
Esterline Technologies Corp.[a]	534,921	56,990,483
GenCorp Inc.[a,b]	1,035,636	18,921,070
HEICO Corp.	1,134,389	68,244,842
Innovative Solutions and Support Inc.[a]	216,906	1,633,302
Keyw Holding Corp. (The)[a,b]	544,228	10,182,506
Kratos Defense & Security Solutions Inc.[a,b]	750,086	5,655,648
LMI Aerospace Inc.[a,b]	175,834	2,479,259
Moog Inc. Class Aa	775,009	50,770,840
National Presto Industries Inc.	82,870	6,467,175
Orbital Sciences Corp.[a]	1,026,352	28,635,221
Sparton Corp.[a]	177,455	5,195,882
Taser International Inc.[a,b]	876,893	16,038,373
Teledyne Technologies Inc.[a]	638,975	62,191,437

		515,405,924
AIR FREIGHT & LOGISTICS — 0.46%
Air Transport Services Group Inc.[a]	894,402	7,021,056
Atlas Air Worldwide Holdings Inc.[a,b]	442,313	15,600,379
Echo Global Logistics Inc.[a,b]	307,359	5,630,817
Forward Air Corp.	516,491	23,815,400
Hub Group Inc. Class Aa	632,852	25,307,751
Pacer International Inc.[a]	601,482	5,389,279
Park-Ohio Holdings Corp.[a]	148,307	8,327,438
UTi Worldwide Inc.	1,550,264	16,417,296
XPO Logistics Inc.[a,b]	822,083	24,177,461

		131,686,877
AIRLINES — 0.54%
Allegiant Travel Co.	256,449	28,704,337
Hawaiian Holdings Inc.[a,b]	887,324	12,387,043
JetBlue Airways Corp.[a,b]	3,977,108	34,561,068
Republic Airways Holdings Inc.[a]	845,623	7,728,994
SkyWest Inc.	888,997	11,343,602
Spirit Airlines Inc.[a]	1,031,066	61,245,320

		155,970,364
AUTO COMPONENTS — 1.05%
American Axle & Manufacturing Holdings Inc.[a,b]	1,150,603	21,309,168
Cooper Tire & Rubber Co.	1,083,831	26,337,093
Dana Holding Corp.	2,696,824	62,755,094
Dorman Products Inc.[a]	431,669	25,494,371
Drew Industries Inc.	392,138	21,253,880

Security	Shares	Value

Federal-Mogul Corp. Class Aa	337,631	$6,317,076
Fox Factory Holding Corp.[a,b]	171,904	3,248,986
Fuel Systems Solutions Inc.[a,b]	244,082	2,626,322
Gentherm Inc.[a,b]	601,061	20,868,838
Modine Manufacturing Co.[a]	809,079	11,853,007
Remy International Inc.	242,634	5,731,015
Shiloh Industries Inc.[a]	104,104	1,846,805
Spartan Motors Inc.	593,933	3,052,816
Standard Motor Products Inc.	340,522	12,180,472
Stoneridge Inc.[a,b]	491,737	5,522,207
Superior Industries International Inc.	400,384	8,203,868
Tenneco Inc.[a]	1,040,207	60,404,821
Tower International Inc.[a]	103,793	2,825,245

		301,831,084
AUTOMOBILES — 0.05%
Winnebago Industries Inc.[a]	480,753	13,167,825

		13,167,825
BEVERAGES — 0.17%
Boston Beer Co. Inc. (The) Class Aa,b	141,041	34,516,964
Coca-Cola Bottling Co. Consolidated	79,536	6,758,969
Craft Brew Alliance Inc.[a]	181,812	2,776,269
National Beverage Corp.[a]	192,817	3,761,860

		47,814,062
BIOTECHNOLOGY — 4.68%
ACADIA Pharmaceuticals Inc.[a,b]	1,318,641	32,082,536
Acceleron Pharma Inc.[a,b]	122,606	4,229,907
Achillion Pharmaceuticals Inc.[a,b]	1,673,332	5,505,262
Acorda Therapeutics Inc.[a]	694,131	26,314,506
Aegerion Pharmaceuticals Inc.[a,b]	493,201	22,746,430
Agios Pharmaceuticals Inc.[a,b]	117,090	4,584,073
Alnylam Pharmaceuticals Inc.[a,b]	993,786	66,722,792
AMAG Pharmaceuticals Inc.[a,b]	368,853	7,137,306
Amicus Therapeutics Inc.[a,b]	518,813	1,073,943
Anacor Pharmaceuticals Inc.[a,b]	432,021	8,644,740
Arena Pharmaceuticals Inc.[a,b]	3,726,869	23,479,275
Argos Therapeutics Inc.[a]	70,833	708,330
ArQule Inc.[a]	1,015,619	2,082,019
Array BioPharma Inc.[a,b]	2,115,041	9,940,693
Auspex Pharmaceuticals Inc.[a]	136,217	4,190,035
AVEO Pharmaceuticals Inc.[a,b]	884,576	1,322,441
BIND Therapeutics Inc.[a,b]	96,626	1,155,647
Biotime Inc.[a,b]	653,401	2,149,689
Bluebird Bio Inc.[a,b]	119,364	2,714,337
Cara Therapeutics Inc.[a]	91,139	1,696,097
Cell Therapeutics Inc.[a,b]	2,216,980	7,537,732
Celladon Corp.[a]	107,028	1,275,774
Celldex Therapeutics Inc.[a,b]	1,525,571	26,956,840
Cellular Dynamics International Inc.[a,b]	65,301	974,944
Cepheid Inc.[a,b]	1,147,512	59,188,669
Chelsea Therapeutics International Ltd.[a,b]	1,341,735	7,406,377
ChemoCentryx Inc.[a,b]	420,309	2,786,649
Chimerix Inc.[a,b]	145,983	3,334,252
Clovis Oncology Inc.[a,b]	306,968	21,263,673
Conatus Pharmaceuticals Inc.[a,b]	101,887	828,851
Concert Pharmaceuticals Inc.[a]	112,527	1,513,488
Coronado Biosciences Inc.[a,b]	460,498	911,786
Curis Inc.[a,b]	1,461,754	4,122,146
Cytokinetics Inc.[a,b]	536,451	5,096,284

28

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Cytori Therapeutics Inc.[a,b]	1,095,597	$2,958,112
Dendreon Corp.[a,b]	2,688,337	8,038,128
Dicerna Pharmaceuticals Inc.[a]	59,394	1,677,881
Durata Therapeutics Inc.[a,b]	229,830	3,093,512
Dyax Corp.[a,b]	2,297,297	20,629,727
Dynavax Technologies Corp.[a,b]	4,527,799	8,150,038
Eagle Pharmaceuticals Inc[a]	56,687	722,759
Eleven Biotherapeutics Inc.[a]	76,992	1,249,580
Emergent BioSolutions Inc.[a]	469,023	11,852,211
Enanta Pharmaceuticals Inc.[a,b]	62,281	2,490,617
Enzon Pharmaceuticals Inc.	639,490	658,675
Epizyme Inc.[a,b]	115,132	2,621,556
Esperion Therapeutics Inc.[a,b]	82,827	1,252,344
Exact Sciences Corp.[a,b]	1,205,888	17,087,433
Exelixis Inc.[a,b]	3,340,241	11,824,453
Fibrocell Science Inc.[a,b]	384,035	2,008,503
Five Prime Therapeutics Inc.[a,b]	117,257	2,305,273
Flexion Therapeutics Inc.[a]	76,468	1,257,899
Foundation Medicine Inc.[a,b]	119,476	3,867,438
Galena Biopharma Inc.[a,b]	2,012,119	5,030,297
Genocea Biosciences Inc.[a]	65,706	1,195,192
Genomic Health Inc.[a,b]	288,281	7,593,322
Geron Corp.[a,b]	2,675,745	5,565,550
GlycoMimetics Inc.[a]	136,217	2,224,424
GTx Inc.[a,b]	446,426	683,032
Halozyme Therapeutics Inc.[a,b]	1,650,579	20,962,353
Harvard Apparatus Regenerative Technology Inc.[a,b]	114,240	1,036,157
Hyperion Therapeutics Inc.[a,b]	142,847	3,685,453
Idenix Pharmaceuticals Inc.[a,b]	1,922,357	11,591,813
ImmunoGen Inc.[a,b]	1,446,805	21,600,799
Immunomedics Inc.[a,b]	1,268,688	5,341,176
Infinity Pharmaceuticals Inc.[a,b]	818,289	9,729,456
Insmed Inc.[a,b]	591,785	11,267,586
Insys Therapeutics Inc.[a,b]	130,072	5,388,862
Intercept Pharmaceuticals Inc.[a,b]	122,592	40,429,616
InterMune Inc.[a,b]	1,677,476	56,145,122
Intrexon Corp.[a,b]	198,955	5,230,527
Ironwood Pharmaceuticals Inc. Class Aa,b	1,820,201	22,424,876
Isis Pharmaceuticals Inc.[a,b]	1,920,329	82,977,416
KaloBios Pharmaceuticals Inc.[a,b]	201,704	546,618
Karyopharm Therapeutics Inc.[a,b]	135,711	4,192,113
Keryx Biopharmaceuticals Inc.[a,b]	1,526,637	26,013,894
Kindred Biosciences Inc.[a]	145,947	2,704,398
Kythera Biopharmaceuticals Inc.[a,b]	201,648	8,017,524
Lexicon Pharmaceuticals Inc.[a,b]	3,910,864	6,765,795
Ligand Pharmaceuticals Inc. Class Ba,b	304,816	20,501,924
MacroGenics Inc.[a,b]	107,082	2,980,092
MannKind Corp.[a,b]	2,548,369	10,244,443
MEI Pharma Inc.[a,b]	206,107	2,293,971
Merrimack Pharmaceuticals Inc.[a,b]	1,648,760	8,309,750
MiMedx Group Inc.[a,b]	1,549,022	9,495,505
Momenta Pharmaceuticals Inc.[a]	809,108	9,426,108
Nanosphere Inc.[a,b]	967,350	2,079,803
Navidea Biopharmaceuticals Inc.[a,b]	2,079,825	3,847,676
Neurocrine Biosciences Inc.[a,b]	1,286,411	20,711,217
NewLink Genetics Corp.[a,b]	313,787	8,911,551
Novavax Inc.[a,b]	3,182,492	14,416,689
NPS Pharmaceuticals Inc.[a,b]	1,715,896	51,356,767
OncoGenex Pharmaceutical Inc.[a,b]	251,483	2,957,440
OncoMed Pharmaceuticals Inc.[a,b]	82,878	2,788,845
Onconova Therapeutics Inc.[a,b]	104,316	661,363
Ophthotech Corp.[a,b]	161,604	5,775,727
Opko Health Inc.[a,b]	3,230,058	30,104,141
Orexigen Therapeutics Inc.[a,b]	1,904,739	12,380,803
Osiris Therapeutics Inc.[a,b]	287,287	3,772,078

Security	Shares	Value

OvaScience Inc.[a,b]	202,714	$1,812,263
PDL BioPharma Inc.[b]	2,737,239	22,746,456
Peregrine Pharmaceuticals Inc.[a,b]	3,013,839	5,726,294
Portola Pharmaceuticals Inc.[a,b]	186,242	4,823,668
Progenics Pharmaceuticals Inc.[a,b]	1,174,576	4,804,016
Prothena Corp. PLC[a]	245,123	9,390,662
PTC Therapeutics Inc.[a,b]	193,416	5,055,894
Puma Biotechnology Inc.[a,b]	397,381	41,383,257
Raptor Pharmaceutical Corp.[a,b]	1,019,845	10,198,450
Receptos Inc.[a,b]	125,684	5,271,187
Regulus Therapeutics Inc.[a,b]	177,231	1,598,624
Repligen Corp.[a,b]	542,852	6,981,077
Retrophin Inc.[a]	321,405	6,836,284
Rigel Pharmaceuticals Inc.[a]	1,495,618	5,802,998
Sangamo BioSciences Inc.[a,b]	1,138,841	20,590,245
Sarepta Therapeutics Inc.[a,b]	642,088	15,429,375
SIGA Technologies Inc.[a,b]	654,117	2,027,763
Spectrum Pharmaceuticals Inc.[a]	1,090,596	8,550,273
Stemline Therapeutics Inc.[a,b]	166,657	3,393,137
Sunesis Pharmaceuticals Inc.[a,b]	642,984	4,250,124
Synageva BioPharma Corp.[a,b]	352,456	29,243,274
Synergy Pharmaceuticals Inc.[a,b]	1,389,578	7,378,659
Synta Pharmaceuticals Corp.[a,b]	869,779	3,748,747
Targacept Inc.[a,b]	486,117	2,309,056
TESARO Inc.[a]	253,473	7,472,384
Tetralogic Pharmaceuticals Corp.	60,697	387,247
Tetraphase Pharmaceuticals Inc.[a,b]	247,054	2,690,418
TG Therapeutics Inc.[a,b]	266,316	1,837,580
Threshold Pharmaceuticals Inc.[a,b]	810,460	3,857,790
Trevena Inc.[a]	124,829	981,156
Ultragenyx Pharmaceutical Inc.[a]	112,087	5,479,933
Vanda Pharmaceuticals Inc.[a,b]	567,863	9,227,774
Verastem Inc.[a,b]	294,629	3,179,047
Vical Inc.[a,b]	1,299,894	1,676,863
Xencor Inc.	247,712	2,905,662
XOMA Corp.[a,b]	1,333,126	6,945,586
ZIOPHARM Oncology Inc.[a,b]	1,379,960	6,320,217

		1,349,096,366
BUILDING PRODUCTS — 0.79%
AAON Inc.	480,804	13,400,007
American Woodmark Corp.[a]	170,396	5,735,529
Apogee Enterprises Inc.	492,107	16,352,716
Builders FirstSource Inc.[a,b]	762,930	6,950,292
Continental Building Products Inc.[a]	228,946	4,313,343
Gibraltar Industries Inc.[a]	528,306	9,969,134
Griffon Corp.	703,925	8,404,864
Insteel Industries Inc.	307,555	6,049,607
NCI Building Systems Inc.[a,b]	358,213	6,254,399
Norcraft Companies Inc.[a]	129,120	2,186,002
Nortek Inc.[a]	153,941	12,655,490
Patrick Industries Inc.[a]	114,063	5,056,413
PGT Inc.[a]	566,597	6,521,531
Ply Gem Holdings Inc.[a,b]	273,824	3,458,397
Quanex Building Products Corp.	634,879	13,129,298
Simpson Manufacturing Co. Inc.	693,658	24,506,937
Trex Co. Inc.[a,b]	294,141	21,519,356
Universal Forest Products Inc.	340,129	18,822,739
USG Corp.[a,b]	1,311,261	42,904,460

		228,190,514

29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

CAPITAL MARKETS — 2.64%
Apollo Investment Corp.	3,844,744	$31,949,823
Arlington Asset Investment Corp. Class A	238,567	6,317,254
BGC Partners Inc. Class A	2,176,164	14,232,113
BlackRock Kelso Capital Corp.[c]	1,269,680	11,642,966
Calamos Asset Management Inc. Class A	339,030	4,383,658
Capital Southwest Corp.	229,772	7,977,684
CIFC Corp.	122,933	1,000,675
Cohen & Steers Inc.[b]	322,406	12,847,879
Cowen Group Inc. Class Aa,b	1,664,600	7,340,886
Diamond Hill Investment Group Inc.	48,721	6,403,888
Evercore Partners Inc. Class A	540,950	29,887,487
FBR & Co.[a]	138,729	3,583,370
Fidus Investment Corp.	237,648	4,588,983
Fifth Street Finance Corp.	2,340,539	22,141,499
Financial Engines Inc.	836,468	42,475,845
FXCM Inc. Class Ab	628,157	9,277,879
GAMCO Investors Inc. Class A	103,938	8,070,786
Garrison Capital Inc.	102,564	1,449,229
GFI Group Inc.	1,210,735	4,298,109
Gladstone Capital Corp.	357,887	3,607,501
Gladstone Investment Corp.[b]	451,655	3,735,187
Golub Capital BDC Inc.	638,531	11,391,393
Greenhill & Co. Inc.	482,325	25,071,253
GSV Capital Corp.[a,b]	328,370	3,329,672
Hercules Technology Growth Capital Inc.	1,054,111	14,831,342
HFF Inc. Class A	566,482	19,039,460
Horizon Technology Finance Corp.	140,885	1,762,471
ICG Group Inc.[a,b]	651,042	13,294,278
INTL FCStone Inc.[a,b]	240,195	4,518,068
Investment Technology Group Inc.[a]	637,555	12,878,611
Janus Capital Group Inc.[b]	2,553,006	27,751,175
JMP Group Inc.	267,543	1,902,231
KCAP Financial Inc.[b]	482,032	4,174,397
KCG Holdings Inc. Class Aa	1,216,949	14,518,202
Ladenburg Thalmann Financial Services Inc.[a]	1,786,498	5,395,224
Main Street Capital Corp.[b]	668,155	21,955,573
Manning & Napier Inc.	231,301	3,878,918
Marcus & Millichap Inc.[a]	117,123	2,089,474
MCG Capital Corp.	1,230,484	4,663,534
Medallion Financial Corp.	363,667	4,804,041
Medley Capital Corp.	807,204	10,986,046
MVC Capital Inc.	386,367	5,235,273
New Mountain Finance Corp.	820,665	11,940,676
NGP Capital Resources Co.	356,576	2,410,454
Oppenheimer Holdings Inc. Class A	169,000	4,740,450
PennantPark Floating Rate Capital Ltd.	252,640	3,491,485
PennantPark Investment Corp.	1,138,412	12,579,453
Piper Jaffray Companies Inc.[a]	276,468	12,662,234
Prospect Capital Corp.	5,333,848	57,605,558
Pzena Investment Management Inc. Class A	192,406	2,264,619
RCS Capital Corp. Class A	34,003	1,323,397
Safeguard Scientifics Inc.[a,b]	362,040	8,030,047
Silvercrest Asset Management Group Inc.	98,692	1,805,077
Solar Capital Ltd.	770,573	16,783,080
Solar Senior Capital Ltd.	195,987	3,353,338
Stellus Capital Investment Corp.	205,289	2,952,056
Stifel Financial Corp.[a]	1,087,137	54,095,937
SWS Group Inc.[a]	493,352	3,690,273
TCP Capital Corp.	607,249	10,049,971
THL Credit Inc.	578,153	7,978,511
TICC Capital Corp.[b]	904,326	8,844,308
Triangle Capital Corp.	472,218	12,225,724
Virtus Investment Partners Inc.[a]	115,583	20,015,508
Walter Investment Management Corp.[a,b]	631,452	18,836,213

Security	Shares	Value

Westwood Holdings Group Inc.	120,393	$7,547,437
WhiteHorse Finance Inc.	120,376	1,693,690
WisdomTree Investments Inc.[a,b]	1,718,950	22,552,624

		760,155,457
CHEMICALS — 2.30%
A. Schulman Inc.	503,743	18,265,721
Advanced Emissions Solutions Inc.[a]	368,122	9,033,714
American Vanguard Corp.	490,415	10,617,485
Arabian American Development Co.[a]	347,006	3,765,015
Axiall Corp.	1,193,704	53,621,184
Balchem Corp.	507,770	26,464,972
Calgon Carbon Corp.[a]	925,912	20,212,659
Chase Corp.	110,729	3,491,285
Chemtura Corp.[a]	1,681,407	42,522,783
Ferro Corp.[a,b]	1,240,358	16,943,290
Flotek Industries Inc.[a,b]	816,724	22,745,763
FutureFuel Corp.	375,426	7,621,148
H.B. Fuller Co.	860,515	41,545,664
Hawkins Inc.	162,919	5,985,644
Innophos Holdings Inc.	375,766	21,305,932
Innospec Inc.	402,325	18,197,160
Intrepid Potash Inc.[a,b]	935,893	14,468,906
KMG Chemicals Inc.	141,733	2,222,373
Koppers Holdings Inc.	354,803	14,628,528
Kraton Performance Polymers Inc.[a]	557,130	14,563,378
Landec Corp.[a,b]	441,765	4,930,097
LSB Industries Inc.[a]	327,584	12,258,193
Marrone Bio Innovations Inc.[a,b]	92,943	1,298,414
Minerals Technologies Inc.	596,297	38,496,934
Olin Corp.[b]	1,373,451	37,920,982
OM Group Inc.	547,318	18,181,904
OMNOVA Solutions Inc.[a]	803,161	8,336,811
Penford Corp.[a]	163,394	2,346,338
PolyOne Corp.	1,699,113	62,289,483
Quaker Chemical Corp.	224,979	17,735,095
Sensient Technologies Corp.	855,851	48,278,555
Stepan Co.	322,674	20,831,834
Taminco Corp.[a,b]	273,542	5,747,117
Tredegar Corp.	421,848	9,706,723
Zep Inc.	390,464	6,911,213

		663,492,297
COMMERCIAL BANKS — 7.24%
1st Source Corp.	259,676	8,333,003
1st United Bancorp Inc.	509,411	3,902,088
Access National Corp.	123,903	2,008,468
American National Bankshares Inc.	133,596	3,142,178
Ameris Bancorp[a]	432,005	10,065,716
Ames National Corp.	158,532	3,494,045
Arrow Financial Corp.	181,295	4,793,440
BancFirst Corp.	120,767	6,839,035
Banco Latinoamericano de Comercio Exterior SA Class E	501,394	13,241,816
Bancorp Inc. (The)[a]	564,012	10,609,066
BancorpSouth Inc.	1,628,015	40,635,254
Bank of Kentucky Financial Corp.	104,889	3,937,533
Bank of Marin Bancorp	100,108	4,506,862
Bank of the Ozarks Inc.	531,952	36,204,653
Banner Corp.	333,371	13,738,219
Bar Harbor Bankshares	67,544	2,590,312
BBCN Bancorp Inc.	1,351,638	23,167,075
BNC Bancorp	312,355	5,413,112
Boston Private Financial Holdings Inc.	1,364,481	18,461,428
Bridge Bancorp Inc.	191,094	5,104,121
Bridge Capital Holdings[a]	164,059	3,898,042

30

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Bryn Mawr Bank Corp.	233,092	$6,696,733
C&F Financial Corp.	56,296	1,865,649
Camden National Corp.	132,404	5,455,045
Capital Bank Financial Corp.[a]	403,957	10,143,360
Capital City Bank Group Inc.	211,704	2,811,429
Cardinal Financial Corp.	550,132	9,808,854
Cascade Bancorp[a,b]	108,163	605,713
Cathay General Bancorp	1,349,158	33,985,290
Center Bancorp Inc.	201,119	3,821,261
CenterState Banks Inc.	513,286	5,605,083
Central Pacific Financial Corp.	376,922	7,613,824
Century Bancorp Inc. Class A	58,033	1,979,506
Chemical Financial Corp.	504,968	16,386,212
Chemung Financial Corp.	62,288	1,689,251
Citizens & Northern Corp.	209,864	4,136,419
City Holding Co.	268,304	12,036,117
CNB Financial Corp.	245,691	4,343,817
CoBiz Financial Inc.	604,255	6,961,018
Columbia Banking System Inc.	873,153	24,902,324
Community Bank System Inc.	684,473	26,708,136
Community Trust Bancorp Inc.	240,741	9,985,937
CommunityOne Bancorp.[a]	186,513	2,092,676
ConnectOne Bancorp Inc.[a]	30,193	1,478,249
CU Bancorp[a]	161,281	2,967,570
Customers Bancorp Inc.[a]	341,015	7,116,983
CVB Financial Corp.	1,571,475	24,986,452
Eagle Bancorp Inc.[a]	382,100	13,793,810
Enterprise Bancorp Inc.	123,165	2,505,176
Enterprise Financial Services Corp.	329,957	6,622,237
F.N.B. Corp.	2,664,518	35,704,541
Farmers Capital Bank Corp.[a]	127,894	2,872,499
Fidelity Southern Corp.	251,713	3,516,431
Financial Institutions Inc.	238,937	5,500,330
First Bancorp (North Carolina)	335,845	6,381,055
First Bancorp (Puerto Rico)[a]	1,239,936	6,745,252
First Bancorp Inc. (Maine)	162,687	2,651,798
First Busey Corp.	1,235,484	7,165,807
First Commonwealth Financial Corp.	1,676,614	15,156,591
First Community Bancshares Inc.	291,094	4,762,298
First Connecticut Bancorp Inc.	289,886	4,539,615
First Financial Bancorp	990,479	17,808,812
First Financial Bankshares Inc.	539,449	33,332,554
First Financial Corp.	191,223	6,440,391
First Financial Holdings Inc.	411,260	25,753,101
First Interstate BancSystem Inc.	299,022	8,438,401
First Merchants Corp.	598,501	12,951,562
First Midwest Bancorp Inc.	1,284,830	21,944,896
First NBC Bank Holding Co.[a]	71,499	2,492,455
First of Long Island Corp. (The)	135,780	5,514,026
First Security Group Inc[a]	1,140,534	2,372,311
FirstMerit Corp.	2,834,159	59,035,532
Flushing Financial Corp.	528,462	11,134,694
German American Bancorp Inc.	215,846	6,235,791
Glacier Bancorp Inc.	1,232,077	35,816,478
Great Southern Bancorp Inc.	177,121	5,318,944
Guaranty Bancorp	250,428	3,568,599
Hampton Roads Bankshares Inc.[a]	574,268	913,086
Hancock Holding Co.	1,451,608	53,201,433
Hanmi Financial Corp.	543,069	12,653,508
Heartland Financial USA Inc.	255,912	6,907,065
Heritage Commerce Corp.	354,164	2,854,562
Heritage Financial Corp.	263,340	4,455,713
Heritage Oaks Bancorp[a]	346,007	2,795,737
Home Bancshares Inc.	773,939	26,638,980
Home Federal Bancorp Inc.	247,204	3,846,494

Security	Shares	Value

HomeTrust Bancshares Inc.[a]	354,748	$5,597,923
Horizon Bancorp	148,049	3,298,532
Hudson Valley Holding Corp.	280,164	5,337,124
IBERIABANK Corp.	507,878	35,627,642
Independent Bank Corp. (Massachusetts)	405,818	15,977,055
Independent Bank Group Inc.	64,677	3,799,774
International Bancshares Corp.	913,615	22,913,464
Intervest Bancshares Corp.[a]	304,010	2,264,875
Investors Bancorp Inc.	863,929	23,878,998
Lakeland Bancorp Inc.	609,873	6,861,071
Lakeland Financial Corp.	281,444	11,319,678
LCNB Corp.	125,410	2,169,593
Macatawa Bank Corp.[b]	404,684	2,039,607
MainSource Financial Group Inc.	352,775	6,032,452
MB Financial Inc.	937,540	29,026,238
Mercantile Bank Corp.	151,373	3,121,311
Merchants Bancshares Inc.	96,227	3,137,962
Metro Bancorp Inc.[a]	244,614	5,171,140
Middleburg Financial Corp.	91,164	1,605,398
MidSouth Bancorp Inc.	139,843	2,353,558
MidWestOne Financial Group Inc.	116,737	2,946,442
National Bank Holdings Corp. Class A	776,581	15,585,981
National Bankshares Inc.	118,592	4,329,794
National Penn Bancshares Inc.	2,003,004	20,931,392
NBT Bancorp Inc.	749,793	18,339,937
NewBridge Bancorp[a,b]	430,182	3,071,499
Northrim BanCorp Inc.	112,095	2,879,721
OFG Bancorp	781,593	13,435,584
Old National Bancorp	1,734,505	25,861,470
OmniAmerican Bancorp Inc.	194,747	4,438,284
Pacific Continental Corp.	304,934	4,195,892
Pacific Premier Bancorp Inc.[a]	285,331	4,605,242
PacWest Bancorp	648,698	27,900,501
Palmetto Bancshares Inc.[a]	77,913	1,097,794
Park National Corp.	197,178	15,161,016
Park Sterling Corp.	776,294	5,162,355
Peapack-Gladstone Financial Corp.	205,083	4,511,826
Penns Woods Bancorp Inc.	82,242	4,011,765
Peoples Bancorp Inc.	184,148	4,553,980
Pinnacle Financial Partners Inc.	599,502	22,475,330
Preferred Bank[a]	199,393	5,176,242
PrivateBancorp Inc.	1,110,315	33,875,711
Prosperity Bancshares Inc.	1,030,674	68,179,085
Renasant Corp.	523,208	15,199,192
Republic Bancorp Inc. Class A	166,229	3,756,775
S&T Bancorp Inc.	509,245	12,069,106
S.Y. Bancorp Inc.	238,054	7,532,029
Sandy Spring Bancorp Inc.	428,683	10,708,501
Seacoast Banking Corp. of Florida[a]	288,186	3,170,046
Sierra Bancorp	213,165	3,393,587
Simmons First National Corp. Class A	281,599	10,495,195
Southside Bancshares Inc.[b]	307,328	9,643,953
Southwest Bancorp Inc.	335,734	5,929,062
State Bank Financial Corp.	549,385	9,718,621
Sterling Bancorp	1,428,404	18,083,595
Sterling Financial Corp.	581,632	19,385,795
Suffolk Bancorp[a]	197,766	4,410,182
Sun Bancorp Inc. (New Jersey)[a,b]	692,451	2,326,635
Susquehanna Bancshares Inc.	3,189,559	36,329,077
Talmer Bancorp Inc. Class Aa	302,690	4,431,382
Taylor Capital Group Inc.[a]	295,760	7,074,579
Texas Capital Bancshares Inc.[a]	697,481	45,294,416
Tompkins Financial Corp.	247,653	12,125,091
TowneBank	454,498	7,049,264
TriCo Bancshares	276,660	7,173,794

31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Tristate Capital Holdings Inc.[a]	112,000	$1,591,520
Trustmark Corp.	1,149,077	29,129,102
UMB Financial Corp.	610,170	39,477,999
Umpqua Holdings Corp.	1,915,197	35,699,272
Union First Market Bankshares Corp.	723,848	18,400,216
United Bankshares Inc.	686,645	21,025,070
United Community Banks Inc.[a]	736,106	14,287,817
Univest Corp. of Pennsylvania	289,179	5,933,953
VantageSouth Bancshares Inc.[a]	206,531	1,451,913
ViewPoint Financial Group	683,812	19,727,976
Washington Banking Co.	269,367	4,789,345
Washington Trust Bancorp Inc.	249,289	9,340,859
Webster Financial Corp.	1,543,605	47,944,371
WesBanco Inc.	443,791	14,125,868
West Bancorporation Inc.	246,899	3,750,396
Westamerica Bancorp[b]	461,705	24,969,006
Western Alliance Bancorp[a]	1,267,105	31,170,783
Wilshire Bancorp Inc.	1,159,711	12,872,792
Wintrust Financial Corp.	735,474	35,788,165
Yadkin Financial Corp.[a]	246,064	5,268,230

		2,086,915,707
COMMERCIAL SERVICES & SUPPLIES — 2.02%
ABM Industries Inc.	935,057	26,873,538
ACCO Brands Corp.[a,b]	1,945,405	11,983,695
Acorn Energy Inc.[b]	378,263	1,282,312
ARC Document Solutions Inc.[a]	653,358	4,860,984
Brink’s Co. (The)	820,704	23,431,099
Casella Waste Systems Inc. Class Aa	656,417	3,354,291
CECO Environmental Corp.	300,447	4,984,416
Cenveo Inc.[a,b]	945,606	2,874,642
CompX International Inc.	23,281	238,165
Courier Corp.	194,541	2,995,931
Deluxe Corp.	869,914	45,644,388
EnerNOC Inc.[a,b]	447,860	9,978,321
Ennis Inc.	450,870	7,470,916
G&K Services Inc. Class A	334,655	20,470,846
Healthcare Services Group Inc.	1,170,508	34,014,962
Heritage-Crystal Clean Inc.[a,b]	151,939	2,754,654
Herman Miller Inc.	1,002,820	32,220,607
HNI Corp.	777,770	28,435,271
InnerWorkings Inc.[a,b]	764,209	5,853,841
Interface Inc.	1,015,447	20,867,436
Intersections Inc.	163,497	964,632
Kimball International Inc. Class B	555,657	10,062,948
Knoll Inc.	825,164	15,009,733
McGrath RentCorp	431,433	15,082,898
Mobile Mini Inc.	656,150	28,450,664
MSA Safety Inc.	479,526	27,332,982
Multi-Color Corp.	209,860	7,345,100
NL Industries Inc.	119,147	1,291,553
Performant Financial Corp.[a,b]	380,570	3,444,159
Quad Graphics Inc.	429,181	10,064,294
Schawk Inc.	231,729	4,632,263
SP Plus Corp.[a]	264,573	6,950,333
Steelcase Inc. Class A	1,442,890	23,966,403
Swisher Hygiene Inc.[a]	1,992,791	896,955
Team Inc.[a,b]	352,584	15,111,750
Tetra Tech Inc.[a]	1,110,735	32,866,649
TRC Companies Inc.[a]	276,896	1,841,358
UniFirst Corp.	250,498	27,539,750
United Stationers Inc.	693,930	28,499,705
US Ecology Inc.	367,940	13,657,933
Viad Corp.	349,333	8,397,965
West Corp.	366,918	8,780,348

		582,780,690

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.76%
ADTRAN Inc.	1,014,283	$24,758,648
Alliance Fiber Optic Products Inc.[b]	196,729	2,846,669
Applied Optoelectronics Inc.[a,b]	73,471	1,812,529
ARRIS Group Inc.[a]	1,992,354	56,144,536
Aruba Networks Inc.[a,b]	1,827,640	34,268,250
Aviat Networks Inc.[a]	1,035,334	1,646,181
Bel Fuse Inc. Class B	168,513	3,690,435
Black Box Corp.	278,483	6,778,276
CalAmp Corp.[a]	600,195	16,727,435
Calix Inc.[a,b]	690,047	5,817,096
Ciena Corp.[a,b]	1,736,573	39,489,670
Comtech Telecommunications Corp.	263,107	8,382,589
Digi International Inc.[a]	448,805	4,555,371
Emulex Corp.[a]	1,384,305	10,230,014
Extreme Networks Inc.[a]	1,600,950	9,285,510
Finisar Corp.[a,b]	1,598,014	42,363,351
Harmonic Inc.[a]	1,736,164	12,396,211
Infinera Corp.[a,b]	2,096,042	19,032,061
InterDigital Inc.	704,227	23,316,956
Ixia[a]	966,896	12,086,200
KVH Industries Inc.[a]	264,079	3,475,280
NETGEAR Inc.[a]	624,385	21,060,506
Numerex Corp. Class Aa,b	245,087	2,678,801
Oplink Communications Inc.[a]	329,579	5,919,239
ParkerVision Inc.[a,b]	1,511,564	7,255,507
PCTEL Inc.	315,628	2,755,432
Plantronics Inc.	740,528	32,916,470
Procera Networks Inc.[a,b]	356,344	3,702,414
Ruckus Wireless Inc.[a]	790,051	9,607,020
ShoreTel Inc.[a]	1,003,855	8,633,153
Sonus Networks Inc.[a]	3,269,950	11,019,731
TESSCO Technologies Inc.	94,866	3,544,194
Ubiquiti Networks Inc.[a,b]	214,843	9,768,911
ViaSat Inc.[a]	676,648	46,715,778
Westell Technologies Inc. Class Aa	779,761	2,877,318

		507,557,742
COMPUTERS & PERIPHERALS — 0.44%
Cray Inc.[a,b]	678,075	25,305,759
Electronics For Imaging Inc.[a]	794,097	34,392,341
Fusion-io Inc.[a,b]	1,396,737	14,693,673
Hutchinson Technology Inc.[a,b]	398,884	1,128,842
Imation Corp.[a,b]	577,081	3,329,757
Immersion Corp.[a]	482,105	5,086,208
QLogic Corp.[a]	1,524,218	19,433,779
Quantum Corp.[a,b]	3,677,994	4,487,153
Silicon Graphics International Corp.[a,b]	581,586	7,141,876
Super Micro Computer Inc.[a]	549,053	9,537,051
Violin Memory Inc.[a,b]	336,545	1,346,180

		125,882,619
CONSTRUCTION & ENGINEERING — 0.92%
Aegion Corp.[a]	669,871	16,954,435
Ameresco Inc. Class Aa	343,412	2,596,195
Argan Inc.	238,902	7,102,556
Comfort Systems USA Inc.	637,388	9,713,793
Dycom Industries Inc.[a]	566,060	17,893,157

32

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

EMCOR Group Inc.	1,147,699	$53,700,836
Furmanite Corp.[a,b]	646,783	6,351,409
Granite Construction Inc.	664,149	26,519,469
Great Lakes Dredge & Dock Corp.[a]	1,013,707	9,255,145
Layne Christensen Co.[a,b]	342,305	6,226,528
MasTec Inc.[a,b]	1,016,097	44,139,254
MYR Group Inc.[a]	361,494	9,153,028
Northwest Pipe Co.[a]	160,980	5,821,037
Orion Marine Group Inc.[a]	464,215	5,835,182
Pike Corp.[a]	450,489	4,847,262
Primoris Services Corp.	604,018	18,108,460
Sterling Construction Co. Inc.[a,b]	287,890	2,496,006
Tutor Perini Corp.[a]	634,724	18,197,537

		264,911,289
CONSTRUCTION MATERIALS — 0.20%
Headwaters Inc.[a]	1,251,449	16,531,641
Texas Industries Inc.[a]	372,243	33,360,418
United States Lime & Minerals Inc.	34,062	1,917,691
US Concrete Inc.[a,b]	241,218	5,668,623

		57,478,373
CONSUMER FINANCE — 0.72%
Cash America International Inc.[b]	488,419	18,911,584
Consumer Portfolio Services Inc.[a]	317,415	2,171,119
Credit Acceptance Corp.[a]	121,674	17,295,959
DFC Global Corp.[a,b]	696,409	6,149,291
Encore Capital Group Inc.[a,b]	428,055	19,562,113
EZCORP Inc. Class A NVS[a]	873,373	9,423,695
First Cash Financial Services Inc.[a]	499,356	25,197,504
First Marblehead Corp. (The)[a,b]	158,542	957,594
Green Dot Corp. Class Aa,b	443,447	8,660,520
Imperial Holdings Inc.[a]	294,141	1,691,311
JGWPT Holdings Inc. Class Aa,b	193,592	3,534,990
Nelnet Inc. Class A	391,757	16,022,861
Nicholas Financial Inc.	174,942	2,751,838
Portfolio Recovery Associates Inc.[a,b]	867,248	50,178,969
Regional Management Corp.[a]	92,035	2,269,583
Springleaf Holdings Inc.[a,b]	414,875	10,434,106
World Acceptance Corp.[a,b]	148,266	11,131,811

		206,344,848
CONTAINERS & PACKAGING — 0.25%
AEP Industries Inc.[a]	74,932	2,779,977
Berry Plastics Group Inc.[a]	947,613	21,937,241
Graphic Packaging Holding Co.[a]	3,356,017	34,097,133
Myers Industries Inc.	485,198	9,665,144
UFP Technologies Inc.[a]	97,480	2,374,613

		70,854,108
DISTRIBUTORS — 0.24%
Core-Mark Holding Co. Inc.	196,546	14,269,239
Pool Corp.	796,701	48,853,705
VOXX International Corp.[a]	318,294	4,354,262
Weyco Group Inc.	111,780	3,020,296

		70,497,502
DIVERSIFIED CONSUMER SERVICES — 1.02%
American Public Education Inc.[a,b]	300,472	10,540,558

Security	Shares	Value

Ascent Media Corp. Class Aa,b	241,955	$18,279,700
Bridgepoint Education Inc.[a,b]	257,649	3,836,394
Bright Horizons Family Solutions Inc.[a,b]	204,537	7,999,442
Capella Education Co.[b]	189,264	11,952,022
Career Education Corp.[a]	942,995	7,034,743
Carriage Services Inc.	272,175	4,964,472
Corinthian Colleges Inc.[a,b]	1,355,289	1,870,299
Education Management Corp.[a,b]	420,936	2,049,958
Grand Canyon Education Inc.[a,b]	776,666	36,270,302
Hillenbrand Inc.	940,233	30,397,733
Houghton Mifflin Harcourt Co.[a,b]	359,560	7,309,855
ITT Educational Services Inc.[a,b]	400,392	11,483,242
JTH Holding Inc. Class Aa,b	78,305	2,172,181
K12 Inc.[a,b]	466,402	10,564,005
LifeLock Inc.[a,b]	1,097,117	18,771,672
Lincoln Educational Services Corp.	409,520	1,543,890
Matthews International Corp. Class A	472,603	19,286,928
Regis Corp.	814,308	11,156,020
Sotheby’s	1,167,692	50,852,986
Steiner Leisure Ltd.[a]	251,252	11,620,405
Strayer Education Inc.[a]	184,517	8,567,124
Universal Technical Institute Inc.	369,907	4,790,296

		293,314,227
DIVERSIFIED FINANCIAL SERVICES — 0.30%
California First National Bancorp	39,955	613,309
GAIN Capital Holdings Inc.	188,244	2,034,918
MarketAxess Holdings Inc.	641,522	37,990,933
Marlin Business Services Corp.	141,526	2,945,156
NewStar Financial Inc.[a]	453,342	6,283,320
PHH Corp.[a,b]	977,031	25,246,481
PICO Holdings Inc.[a]	390,486	10,148,731
Resource America Inc. Class A	207,699	1,779,981

		87,042,829
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.60%
8x8 Inc.[a,b]	1,496,581	16,178,041
Atlantic Tele-Network Inc.	164,944	10,873,108
Cbeyond Inc.[a]	456,743	3,311,387
Cincinnati Bell Inc.[a]	3,562,373	12,325,810
Cogent Communications Group Inc.	807,708	28,697,865
Consolidated Communications Holdings Inc.[b]	687,098	13,748,831
Fairpoint Communications Inc.[a,b]	354,332	4,818,915
General Communication Inc. Class Aa	536,512	6,121,602
Hawaiian Telcom Holdco Inc.[a,b]	177,446	5,055,436
Hickory Tech Corp.	233,354	2,984,598
IDT Corp. Class B	266,889	4,446,371
inContact Inc.[a,b]	920,037	8,832,355
Inteliquent Inc.	555,623	8,073,202
Iridium Communications Inc.[a,b]	1,107,349	8,316,191
Lumos Networks Corp.	268,041	3,583,708
magicJack VocalTec Ltd.[a,b]	317,421	6,738,848
ORBCOMM Inc.[a]	717,755	4,916,622
Premiere Global Services Inc.[a,b]	828,100	9,986,886
Straight Path Communications Inc. Class Ba	130,710	962,026
Towerstream Corp.[a,b]	1,128,042	2,650,899
Vonage Holdings Corp.[a]	2,656,380	11,342,743

		173,965,444

33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.40%
ALLETE Inc.	682,905	$35,797,880
Cleco Corp.	1,033,666	52,282,826
El Paso Electric Co.	688,124	24,586,671
Empire District Electric Co. (The)	730,502	17,765,809
Genie Energy Ltd. Class Ba	220,990	2,203,270
IDACORP Inc.	859,113	47,654,998
MGE Energy Inc.	593,358	23,277,435
NRG Yield Inc. Class A	385,527	15,239,882
Otter Tail Corp.	620,833	19,115,448
PNM Resources Inc.	1,362,507	36,828,564
Portland General Electric Co.[b]	1,294,368	41,859,861
UIL Holdings Corp.	965,883	35,554,153
Unitil Corp.	235,806	7,743,869
UNS Energy Corp.	709,082	42,566,193

		402,476,859
ELECTRICAL EQUIPMENT — 1.53%
Acuity Brands Inc.	732,368	97,090,026
American Superconductor Corp.[a,b]	914,890	1,472,973
AZZ Inc.	436,090	19,484,501
Brady Corp. Class A	790,767	21,469,324
Capstone Turbine Corp.[a,b]	5,208,943	11,095,049
Encore Wire Corp.	353,857	17,165,603
EnerSys Inc.	822,894	57,018,325
Enphase Energy Inc.[a,b]	283,360	2,085,530
Franklin Electric Co. Inc.	811,140	34,489,673
FuelCell Energy Inc.[a,b]	3,381,291	8,385,602
Generac Holdings Inc.	881,481	51,980,934
General Cable Corp.	851,600	21,809,476
Global Power Equipment Group Inc.	294,108	5,849,808
GrafTech International Ltd.[a,b]	1,999,977	21,839,749
LSI Industries Inc.	368,046	3,014,297
Polypore International Inc.[a,b]	798,143	27,304,472
Powell Industries Inc.	157,390	10,198,872
Power Solutions International Inc.[a,b]	37,541	2,821,957
PowerSecure International Inc.[a,b]	369,931	8,671,183
Preformed Line Products Co.	44,250	3,033,337
Revolution Lighting Technologies Inc.[a,b]	531,703	1,674,864
Thermon Group Holdings Inc.[a,b]	464,379	10,764,305
Vicor Corp.[a]	310,162	3,163,652

		441,883,512
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.77%
Aeroflex Holding Corp.[a]	333,304	2,769,756
Agilysys Inc.[a]	241,747	3,239,410
Anixter International Inc.	463,486	47,053,099
Audience Inc.[a]	171,017	2,137,713
Badger Meter Inc.	245,813	13,544,296
Belden Inc.	752,970	52,406,712
Benchmark Electronics Inc.[a]	930,506	21,075,961
Checkpoint Systems Inc.[a]	705,413	9,466,642
Cognex Corp.[a]	1,486,209	50,323,037
Coherent Inc.[a]	416,499	27,218,210
Control4 Corp.[a,b]	82,152	1,742,444
CTS Corp.	575,945	12,025,732
Daktronics Inc.	629,565	9,059,440
DTS Inc.[a]	297,999	5,888,460
Electro Rent Corp.	324,872	5,714,498
Electro Scientific Industries Inc.	409,988	4,038,382
Fabrinet[a]	483,947	10,051,579
FARO Technologies Inc.[a]	292,710	15,513,630
FEI Co.	713,786	73,534,234
GSI Group Inc.[a]	522,640	6,825,678
II-VI Inc.[a]	874,627	13,495,495

Security	Shares	Value

Insight Enterprises Inc.[a]	745,040	$18,707,954
InvenSense Inc.[a,b]	971,467	22,994,624
Itron Inc.[a,b]	676,500	24,042,810
Kemet Corp.[a,b]	764,755	4,443,227
Littelfuse Inc.	378,154	35,410,341
Maxwell Technologies Inc.[a,b]	501,327	6,477,145
Measurement Specialties Inc.[a]	264,312	17,933,569
Mercury Systems Inc.[a]	551,857	7,290,031
Mesa Laboratories Inc.	45,815	4,134,804
Methode Electronics Inc.	634,381	19,450,121
MTS Systems Corp.	270,632	18,535,586
Multi-Fineline Electronix Inc.[a]	155,952	1,996,186
Neonode Inc.[a,b]	470,031	2,674,476
Newport Corp.[a]	669,395	13,843,089
OSI Systems Inc.[a]	341,280	20,429,021
Park Electrochemical Corp.	357,835	10,688,531
PC Connection Inc.	159,187	3,234,680
Plexus Corp.[a]	583,587	23,384,331
RadiSys Corp.[a]	405,921	1,457,256
RealD Inc.[a,b]	692,296	7,732,946
Richardson Electronics Ltd.	196,732	2,116,836
Rofin-Sinar Technologies Inc.[a]	484,501	11,608,644
Rogers Corp.[a]	309,439	19,315,182
Sanmina Corp.[a]	1,416,624	24,720,089
ScanSource Inc.[a]	477,314	19,460,092
Speed Commerce Inc.[a,b]	764,024	2,781,047
SYNNEX Corp.[a]	451,657	27,374,931
TTM Technologies Inc.[a]	911,402	7,701,347
Uni-Pixel Inc.[a,b]	172,458	1,321,028
Universal Display Corp.[a,b]	688,386	21,966,397
Viasystems Group Inc.[a]	62,318	780,221
Vishay Precision Group Inc.[a]	210,773	3,663,235
Zygo Corp.[a]	283,268	4,302,841

		799,097,026
ENERGY EQUIPMENT & SERVICES — 1.91%
Basic Energy Services Inc.[a]	512,270	14,041,321
Bolt Technology Corp.	147,951	2,924,991
Bristow Group Inc.	618,281	46,692,581
C&J Energy Services Inc.[a,b]	770,961	22,481,223
Cal Dive International Inc.[a,b]	1,666,217	2,832,569
CARBO Ceramics Inc.	338,536	46,714,583
CHC Group Ltd.[a]	601,724	4,446,740
Dawson Geophysical Co.	140,331	3,930,671
ERA Group Inc.[a]	345,890	10,138,036
Exterran Holdings Inc.	984,658	43,206,793
Forum Energy Technologies Inc.[a,b]	673,328	20,859,701
Geospace Technologies Corp.[a,b]	221,006	14,623,967
Gulf Island Fabrication Inc.	250,380	5,410,712
GulfMark Offshore Inc. Class A	456,985	20,536,906
Helix Energy Solutions Group Inc.[a]	1,811,888	41,637,186
Hercules Offshore Inc.[a,b]	2,732,091	12,540,298
Hornbeck Offshore Services Inc.[a]	612,401	25,604,486
ION Geophysical Corp.[a,b]	2,287,755	9,631,449
Key Energy Services Inc.[a,b]	2,606,393	24,083,071
Matrix Service Co.[a]	446,486	15,082,297
Mitcham Industries Inc.[a,b]	224,629	3,131,328
Natural Gas Services Group Inc.[a]	214,013	6,450,352
Newpark Resources Inc.[a]	1,475,164	16,890,628
North Atlantic Drilling Ltd.	1,209,523	10,692,183
Nuverra Environmental Solutions Inc.[a,b]	245,435	4,979,876
Parker Drilling Co.[a]	2,040,165	14,464,770
PHI Inc.[a]	216,477	9,576,942
Pioneer Energy Services Corp.[a]	1,063,139	13,767,650

34

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

RigNet Inc.[a]	202,253	$10,887,279
SEACOR Holdings Inc.[a]	344,054	29,733,147
Tesco Corp.[a]	519,753	9,615,431
TETRA Technologies Inc.[a]	1,340,104	17,153,331
TGC Industries Inc.[a]	272,790	1,623,101
Vantage Drilling Co.[a,b]	3,474,861	5,942,012
Willbros Group Inc.[a]	684,581	8,639,412

		550,967,023
FOOD & STAPLES RETAILING — 1.19%
Andersons Inc. (The)	479,940	28,431,646
Casey’s General Stores Inc.	655,542	44,308,084
Chefs’ Warehouse Inc. (The)[a,b]	284,343	6,084,940
Fairway Group Holdings Corp.[a,b]	272,226	2,079,807
Ingles Markets Inc. Class A	203,199	4,840,200
Natural Grocers by Vitamin Cottage Inc.[a,b]	151,728	6,624,444
Pantry Inc. (The)[a]	402,030	6,167,140
PriceSmart Inc.	322,860	32,586,260
Rite Aid Corp.[a]	12,484,507	78,277,859
Roundy’s Inc.	475,428	3,270,945
Spartan Stores Inc.	627,311	14,559,888
SUPERVALU Inc.[a]	3,473,882	23,761,353
Susser Holdings Corp.[a,b]	308,884	19,295,984
United Natural Foods Inc.[a]	843,258	59,803,857
Village Super Market Inc. Class A	107,671	2,842,514
Weis Markets Inc.	189,617	9,338,637

		342,273,558
FOOD PRODUCTS — 1.72%
Alico Inc.	50,156	1,890,881
Annie’s Inc.[a,b]	235,357	9,458,998
B&G Foods Inc. Class A	904,430	27,232,387
Boulder Brands Inc.[a,b]	1,018,735	17,950,111
Cal-Maine Foods Inc.	254,248	15,961,689
Calavo Growers Inc.	209,929	7,469,274
Chiquita Brands International Inc.[a]	798,877	9,946,019
Darling International Inc.[a]	2,705,665	54,167,413
Diamond Foods Inc.[a]	381,127	13,312,766
Farmer Bros. Co.[a,b]	102,423	2,017,733
Fresh Del Monte Produce Inc.[b]	648,228	17,871,646
Griffin Land & Nurseries Inc.	44,820	1,355,357
Hain Celestial Group Inc.[a,b]	656,721	60,070,270
Inventure Foods Inc.[a]	240,415	3,361,002
J&J Snack Foods Corp.	255,676	24,537,226
John B. Sanfilippo & Son Inc.	139,274	3,206,087
Lancaster Colony Corp.	316,647	31,481,045
Lifeway Foods Inc.	78,517	1,154,200
Limoneira Co.[b]	171,284	3,884,721
Omega Protein Corp.[a]	340,196	4,106,166
Pilgrim’s Pride Corp.[a,b]	1,037,283	21,699,960
Post Holdings Inc.[a,b]	656,314	36,176,028
Sanderson Farms Inc.	393,743	30,904,888
Seaboard Corp.[a]	5,033	13,193,758
Seneca Foods Corp. Class Aa	141,666	4,459,646
Snyders-Lance Inc.	813,605	22,935,525
Tootsie Roll Industries Inc.[b]	347,881	10,415,559
TreeHouse Foods Inc.[a]	619,844	44,622,569

		494,842,924

Security	Shares	Value

GAS UTILITIES — 0.86%
Chesapeake Utilities Corp.	163,989	$10,357,545
Delta Natural Gas Co. Inc.	117,491	2,434,413
Laclede Group Inc. (The)	558,625	26,339,169
New Jersey Resources Corp.	714,616	35,587,877
Northwest Natural Gas Co.	461,282	20,301,021
Piedmont Natural Gas Co.	1,291,619	45,710,396
South Jersey Industries Inc.	546,770	30,668,329
Southwest Gas Corp.	792,386	42,353,032
WGL Holdings Inc.	884,493	35,432,790

		249,184,572
HEALTH CARE EQUIPMENT & SUPPLIES — 3.50%
Abaxis Inc.[a]	378,533	14,717,363
ABIOMED Inc.[a,b]	663,189	17,269,442
Accuray Inc.[a,b]	1,269,968	12,191,693
Align Technology Inc.[a]	1,250,594	64,768,263
Alphatec Holdings Inc.[a]	1,057,114	1,585,671
Analogic Corp.	209,615	17,211,488
AngioDynamics Inc.[a]	426,075	6,710,681
Anika Therapeutics Inc.[a]	204,918	8,422,130
Antares Pharma Inc.[a,b]	1,940,453	6,791,585
ArthroCare Corp.[a]	482,567	23,254,904
AtriCure Inc.[a]	413,524	7,778,386
Atrion Corp.	26,697	8,173,020
Biolase Inc.[a,b]	607,260	1,463,497
Cantel Medical Corp.	561,107	18,920,528
Cardiovascular Systems Inc.[a]	447,109	14,213,595
Cerus Corp.[a,b]	1,203,606	5,777,309
CONMED Corp.	474,697	20,625,585
CryoLife Inc.	476,899	4,749,914
Cutera Inc.[a]	251,084	2,809,630
Cyberonics Inc.[a]	472,810	30,850,852
Cynosure Inc. Class Aa	327,972	9,609,580
Derma Sciences Inc.[a]	333,245	4,225,547
DexCom Inc.[a,b]	1,209,100	50,008,376
Endologix Inc.[a,b]	1,075,215	13,838,017
Exactech Inc.[a]	158,967	3,586,295
GenMark Diagnostics Inc.[a,b]	619,211	6,154,957
Globus Medical Inc. Class Aa,b	934,761	24,855,295
Greatbatch Inc.[a]	409,150	18,788,168
Haemonetics Corp.[a,b]	873,915	28,480,890
HeartWare International Inc.[a,b]	279,706	26,230,829
ICU Medical Inc.[a]	221,806	13,281,743
Inogen Inc.[a]	85,859	1,417,532
Insulet Corp.[a,b]	913,904	43,337,328
Integra LifeSciences Holdings Corp.[a,b]	391,673	18,013,041
Invacare Corp.	548,370	10,457,416
LDR Holding Corp.[a,b]	100,666	3,455,864
Masimo Corp.[a]	833,624	22,766,271
Medical Action Industries Inc.[a,b]	247,536	1,725,326
Meridian Bioscience Inc.[b]	710,136	15,473,863
Merit Medical Systems Inc.[a]	731,033	10,453,772
Natus Medical Inc.[a]	520,495	13,428,771
Neogen Corp.[a]	613,963	27,597,637
NuVasive Inc.[a]	756,752	29,066,844
NxStage Medical Inc.[a,b]	1,023,142	13,034,829
OraSure Technologies Inc.[a]	947,593	7,552,316
Orthofix International NVa	312,035	9,407,855
Oxford Immunotec Global PLC[a]	108,879	2,185,202
PhotoMedex Inc.[a,b]	228,498	3,617,123
Quidel Corp.[a,b]	481,043	13,132,474
Rockwell Medical Technologies Inc.[a,b]	677,111	8,572,225
RTI Surgical Inc.[a]	959,001	3,912,724
Spectranetics Corp.[a]	690,699	20,935,087
Staar Surgical Co.[a,b]	627,220	11,791,736

35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Steris Corp.	1,008,085	$48,136,059
SurModics Inc.[a]	236,389	5,342,391
Symmetry Medical Inc.[a]	643,960	6,478,238
Tandem Diabetes Care Inc.[a,b]	159,093	3,514,364
TearLab Corp.[a,b]	492,931	3,332,214
Thoratec Corp.[a]	980,725	35,119,762
Tornier NVa	447,548	9,496,969
Unilife Corp.[a,b]	1,763,220	7,176,305
Utah Medical Products Inc.	57,339	3,315,914
Vascular Solutions Inc.[a,b]	281,461	7,371,464
Veracyte Inc.[a]	90,566	1,551,396
Volcano Corp.[a,b]	933,697	18,403,168
West Pharmaceutical Services Inc.	1,182,886	52,106,128
Wright Medical Group Inc.[a]	691,294	21,478,505
Zeltiq Aesthetics Inc.[a,b]	306,264	6,005,837

		1,007,509,183
HEALTH CARE PROVIDERS & SERVICES — 2.54%
Acadia Healthcare Co. Inc.[a,b]	605,981	27,341,863
Accretive Health Inc.[a]	1,428	11,424
Addus HomeCare Corp.[a,b]	96,472	2,223,680
Air Methods Corp.[a,b]	665,078	35,535,118
Alliance HealthCare Services Inc.[a]	85,656	2,872,046
Almost Family Inc.[a]	141,806	3,275,719
Amedisys Inc.[a,b]	541,734	8,066,419
AMN Healthcare Services Inc.[a]	788,673	10,836,367
AmSurg Corp.[a]	547,426	25,772,816
Bio-Reference Laboratories Inc.[a,b]	419,893	11,622,638
BioScrip Inc.[a,b]	1,000,589	6,984,111
Capital Senior Living Corp.[a,b]	490,782	12,755,424
Centene Corp.[a]	930,608	57,930,348
Chemed Corp.[b]	301,707	26,987,691
Chindex International Inc.[a]	216,401	4,128,931
CorVel Corp.[a]	194,971	9,701,757
Cross Country Healthcare Inc.[a]	465,338	3,755,278
Emeritus Corp.[a]	689,792	21,687,060
Ensign Group Inc. (The)	332,968	14,530,723
ExamWorks Group Inc.[a,b]	548,861	19,215,624
Five Star Quality Care Inc.[a]	736,860	3,581,140
Gentiva Health Services Inc.[a]	538,134	4,907,782
Hanger Inc.[a]	593,114	19,976,079
HealthSouth Corp.[b]	1,491,587	53,592,721
Healthways Inc.[a,b]	588,591	10,088,450
IPC The Hospitalist Co. Inc.[a,b]	287,114	14,091,555
Kindred Healthcare Inc.	924,869	21,660,432
Landauer Inc.	164,196	7,443,005
LHC Group Inc.[a]	207,048	4,567,479
Magellan Health Services Inc.[a]	463,196	27,490,683
Molina Healthcare Inc.[a,b]	485,140	18,221,858
MWI Veterinary Supply Inc.[a]	218,959	34,074,400
National Healthcare Corp.	185,250	10,331,392
National Research Corp. Class Aa	166,551	2,763,081
Owens & Minor Inc.[b]	1,083,180	37,943,795
PharMerica Corp.[a]	507,991	14,213,588
Providence Service Corp. (The)[a]	181,047	5,120,009
Select Medical Holdings Corp.	837,805	10,430,672
Skilled Healthcare Group Inc. Class Aa,b	337,829	1,780,359
Surgical Care Affiliates Inc.[a,b]	192,364	5,915,193
Team Health Holdings Inc.[a,b]	1,174,662	52,566,124
Triple-S Management Corp. Class Ba	407,978	6,584,765
U.S. Physical Therapy Inc.	207,326	7,167,260
Universal American Corp.	666,631	4,713,081
USMD Holdings Inc.[a]	18,569	236,755
WellCare Health Plans Inc.[a]	743,308	47,214,924

		731,911,619

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.92%
athenahealth Inc.[a,b]	628,162	$100,656,679
Computer Programs and Systems Inc.	189,709	12,255,201
HealthStream Inc.[a]	345,761	9,231,819
HMS Holdings Corp.[a,b]	1,500,545	28,585,382
MedAssets Inc.[a,b]	1,042,466	25,759,335
Medidata Solutions Inc.[a]	909,459	49,420,002
Merge Healthcare Inc.[a,b]	1,148,076	2,801,305
Omnicell Inc.[a]	621,175	17,778,029
Quality Systems Inc.	682,186	11,515,300
Vocera Communications Inc.[a]	364,267	5,948,480

		263,951,532
HOTELS, RESTAURANTS & LEISURE — 2.68%
Biglari Holdings Inc.[a]	24,802	12,090,727
BJ’s Restaurants Inc.[a,b]	422,453	13,818,438
Bloomin’ Brands Inc.[a]	946,533	22,811,445
Bob Evans Farms Inc.	422,840	21,154,685
Boyd Gaming Corp.[a,b]	1,189,721	15,704,317
Bravo Brio Restaurant Group Inc.[a]	339,487	4,790,162
Buffalo Wild Wings Inc.[a]	320,776	47,763,546
Caesars Entertainment Corp.[a,b]	689,370	13,104,924
Carrols Restaurant Group Inc.[a,b]	402,095	2,883,021
Cheesecake Factory Inc. (The)	912,001	43,438,608
Churchill Downs Inc.	235,324	21,485,081
Chuy’s Holdings Inc.[a]	278,744	12,025,016
ClubCorp Holdings Inc.	354,583	6,701,619
Cracker Barrel Old Country Store Inc.	336,067	32,679,155
Del Frisco’s Restaurant Group Inc.[a]	183,301	5,114,098
Denny’s Corp.[a,b]	1,573,195	10,115,644
Diamond Resorts International Inc.[a,b]	307,032	5,204,192
DineEquity Inc.	283,008	22,094,435
Diversified Restaurant Holdings Inc.[a,b]	182,609	913,045
Einstein Noah Restaurant Group Inc.	110,621	1,820,822
Fiesta Restaurant Group Inc.[a,b]	382,941	17,458,280
Ignite Restaurant Group Inc.[a,b]	122,927	1,729,583
International Speedway Corp. Class A	476,703	16,203,135
Interval Leisure Group Inc.[b]	674,072	17,620,242
Intrawest Resorts Holdings Inc.[a]	304,060	3,964,942
Isle of Capri Casinos Inc.[a]	371,811	2,851,790
Jack in the Box Inc.[a]	716,591	42,235,874
Jamba Inc.[a,b]	292,065	3,503,320
Krispy Kreme Doughnuts Inc.[a,b]	1,120,798	19,871,749
Life Time Fitness Inc.[a,b]	736,383	35,420,022
Luby’s Inc.[a]	340,591	2,098,041
Marcus Corp. (The)	316,343	5,282,928
Marriott Vacations Worldwide Corp.[a]	498,751	27,885,168
Monarch Casino & Resort Inc.[a]	146,057	2,706,436
Morgans Hotel Group Co.[a,b]	453,838	3,648,858
Multimedia Games Holding Co. Inc.[a]	493,183	14,322,034
Nathan’s Famous Inc.[a,b]	47,432	2,323,694
Noodles & Co.[a,b]	106,019	4,184,570
Orient-Express Hotels Ltd. Class Aa	1,639,476	23,624,849
Papa John’s International Inc.	548,161	28,564,670
Pinnacle Entertainment Inc.[a]	876,685	20,777,435
Popeyes Louisiana Kitchen Inc.[a,b]	408,846	16,615,501
Potbelly Corp.[a,b]	149,166	2,665,596
Red Robin Gourmet Burgers Inc.[a]	242,379	17,373,727
Ruby Tuesday Inc.[a]	1,053,213	5,908,525
Ruth’s Hospitality Group Inc.	618,223	7,474,316

36

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Scientific Games Corp. Class Aa,b	818,155	$11,233,268
Sonic Corp.[a]	961,105	21,903,583
Speedway Motorsports Inc.	197,913	3,706,910
Texas Roadhouse Inc.	1,068,036	27,854,379
Town Sports International Holdings Inc.	415,823	3,530,337
Vail Resorts Inc.	614,172	42,807,788

		773,064,530
HOUSEHOLD DURABLES — 1.12%
Bassett Furniture Industries Inc.	184,133	2,734,375
Beazer Homes USA Inc.[a]	428,450	8,603,276
Blyth Inc.[b]	158,645	1,702,261
Cavco Industries Inc.[a]	118,876	9,325,822
CSS Industries Inc.	147,548	3,983,796
Ethan Allen Interiors Inc.	425,391	10,826,201
EveryWare Global Inc.[a,b]	166,668	760,006
Flexsteel Industries	83,372	3,136,455
Helen of Troy Ltd.[a]	545,688	37,777,980
Hooker Furniture Corp.	183,505	2,873,688
Hovnanian Enterprises Inc. Class Aa,b	1,947,360	9,211,013
Installed Building Products Inc.[a]	144,965	2,022,262
iRobot Corp.[a,b]	483,789	19,859,539
KB Home	1,429,639	24,289,567
La-Z-Boy Inc.	895,903	24,278,971
LGI Homes Inc.[a,b]	165,412	2,853,357
Libbey Inc.[a]	358,706	9,326,356
Lifetime Brands Inc.	173,912	3,106,068
M.D.C. Holdings Inc.	668,730	18,911,684
M/I Homes Inc.[a]	412,331	9,244,461
Meritage Homes Corp.[a]	663,421	27,784,072
NACCO Industries Inc. Class A	80,743	4,377,078
New Home Co. Inc. (The)[a]	152,039	2,165,035
Ryland Group Inc. (The)	789,066	31,507,405
Skullcandy Inc.[a,b]	316,618	2,906,553
Standard-Pacific Corp.[a,b]	2,536,663	21,079,670
TRI Pointe Homes Inc.[a,b]	256,592	4,164,488
UCP Inc.[a]	137,652	2,073,039
Universal Electronics Inc.[a]	271,429	10,420,159
WCI Communities Inc.[a,b]	116,726	2,306,506
William Lyon Homes Class Aa	235,368	6,498,511
Zagg Inc.[a]	522,713	2,414,934

		322,524,588
HOUSEHOLD PRODUCTS — 0.24%
Central Garden & Pet Co. Class Aa	713,310	5,899,074
Harbinger Group Inc.[a,b]	563,780	6,895,029
Oil-Dri Corp. of America	82,475	2,848,687
Orchids Paper Products Co.	101,669	3,111,071
Spectrum Brands Holdings Inc.	367,897	29,321,391
WD-40 Co.	264,764	20,537,743

		68,612,995
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.23%
Atlantic Power Corp.[b]	2,061,199	5,977,477
Dynegy Inc.[a,b]	1,710,341	42,655,904
Ormat Technologies Inc.[b]	303,257	9,100,743
Pattern Energy Group Inc.[b]	314,616	8,535,532

		66,269,656

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.07%
Raven Industries Inc.	622,049	$20,372,105

		20,372,105
INSURANCE — 2.36%
Ambac Financial Group Inc.[a,b]	636,566	19,752,643
American Equity Investment Life Holding Co.	1,095,390	25,873,112
Amerisafe Inc.	314,980	13,830,772
AmTrust Financial Services Inc.[b]	530,836	19,964,742
Argo Group International Holdings Ltd.	465,242	21,354,608
Baldwin & Lyons Inc. Class B	160,466	4,218,651
Blue Capital Reinsurance Holdings Ltd.[a,b]	105,964	1,842,714
Citizens Inc.[a,b]	741,266	5,485,368
CNO Financial Group Inc.	3,798,858	68,759,330
Crawford & Co. Class B	455,767	4,972,418
Donegal Group Inc. Class A	127,012	1,851,835
eHealth Inc.[a]	314,772	15,990,418
EMC Insurance Group Inc.	77,656	2,759,118
Employers Holdings Inc.	530,259	10,727,140
Enstar Group Ltd.[a]	163,027	22,222,210
FBL Financial Group Inc. Class A	152,273	6,596,466
Fidelity & Guaranty Life	193,614	4,569,290
First American Financial Corp.	1,850,109	49,120,394
Fortegra Financial Corp.[a]	109,304	768,407
Global Indemnity PLC[a]	144,163	3,797,253
Greenlight Capital Re Ltd. Class Aa,b	482,975	15,841,580
Hallmark Financial Services Inc.[a]	242,415	2,014,469
HCI Group Inc.[b]	167,484	6,096,418
Health Insurance Innovations Inc.[a,b]	83,133	859,595
Hilltop Holdings Inc.[a]	1,138,411	27,082,798
Horace Mann Educators Corp.	679,346	19,701,034
Independence Holding Co.	134,478	1,804,695
Infinity Property and Casualty Corp.	197,372	13,348,268
Investors Title Co.	22,717	1,724,220
Kansas City Life Insurance Co.	67,522	3,254,560
Maiden Holdings Ltd.	856,458	10,688,596
Meadowbrook Insurance Group Inc.	848,091	4,944,371
Montpelier Re Holdings Ltd.[b]	706,343	21,020,768
National Interstate Corp.	112,835	3,025,106
National Western Life Insurance Co. Class A	37,675	9,211,537
Navigators Group Inc. (The)[a]	177,207	10,878,738
OneBeacon Insurance Group Ltd. Class A	391,300	6,049,498
Phoenix Companies Inc. (The)[a,b]	99,854	5,167,445
Platinum Underwriters Holdings Ltd.	469,739	28,231,314
Primerica Inc.	974,629	45,914,772
RLI Corp.	728,224	32,216,630
Safety Insurance Group Inc.	220,693	11,884,318
Selective Insurance Group Inc.	950,093	22,156,169
State Auto Financial Corp.	254,950	5,432,984
Stewart Information Services Corp.	364,978	12,821,677
Symetra Financial Corp.	1,394,155	27,632,152
Third Point Reinsurance Ltd.[a]	436,294	6,915,260
Tower Group International Ltd.[b]	983,882	2,656,481
United Fire Group Inc.	353,284	10,722,169
Universal Insurance Holdings Inc.	447,490	5,683,123

		679,437,634
INTERNET & CATALOG RETAIL — 0.39%
1-800-FLOWERS.COM Inc. Class Aa,b	438,603	2,469,335
Blue Nile Inc.[a]	213,837	7,441,528
FTD Companies Inc.[a,b]	317,794	10,109,027

37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

HSN Inc.	578,570	$34,557,986
NutriSystem Inc.	493,108	7,431,138
Orbitz Worldwide Inc.[a,b]	407,500	3,194,800
Overstock.com Inc.[a,b]	191,666	3,775,820
PetMed Express Inc.	347,898	4,665,312
RetailMeNot Inc.[a]	161,743	5,175,776
Shutterfly Inc.[a,b]	649,705	27,729,409
Valuevision Media Inc. Class Aa	687,278	3,340,171
Vitacost.com Inc.[a,b]	373,191	2,645,924

		112,536,226
INTERNET SOFTWARE & SERVICES — 2.87%
Angie’s List Inc.[a,b]	723,092	8,807,261
Bankrate Inc.[a,b]	792,084	13,417,903
Bazaarvoice Inc.[a,b]	827,678	6,042,049
Benefitfocus Inc.[a,b]	87,429	4,106,540
Blucora Inc.[a]	701,440	13,811,354
Brightcove Inc.[a,b]	488,586	4,802,800
Carbonite Inc.[a,b]	206,343	2,102,635
Care.com Inc.[a]	111,123	1,839,086
ChannelAdvisor Corp.[a,b]	108,268	4,086,034
Chegg Inc.[a,b]	264,413	1,850,891
comScore Inc.[a]	611,012	20,035,083
Constant Contact Inc.[a,b]	525,831	12,861,826
Conversant Inc.[a,b]	1,142,035	32,148,285
Cornerstone OnDemand Inc.[a]	690,531	33,055,719
CoStar Group Inc.[a,b]	487,960	91,121,650
Cvent Inc.[a,b]	111,804	4,041,715
Dealertrack Technologies Inc.[a]	743,879	36,591,408
Demand Media Inc.[a,b]	616,084	2,988,007
Demandware Inc.[a,b]	315,766	20,227,970
Dice Holdings Inc.[a]	657,510	4,905,025
Digital River Inc.[a]	574,659	10,016,306
E2open Inc.[a,b]	282,570	6,660,175
EarthLink Holdings Corp.	1,769,996	6,389,686
eGain Corp.[a]	222,397	1,570,123
Endurance International Group Holdings Inc.[a,b]	375,870	4,890,069
Envestnet Inc.[a,b]	405,855	16,307,254
Global Eagle Entertainment Inc.[a,b]	479,972	7,573,958
Gogo Inc.[a,b]	187,083	3,842,685
Internap Network Services Corp.[a]	925,681	6,553,821
IntraLinks Holdings Inc.[a]	654,851	6,699,126
j2 Global Inc.[b]	785,627	39,320,631
Limelight Networks Inc.[a,b]	913,301	1,990,996
Liquidity Services Inc.[a,b]	424,049	11,046,476
LivePerson Inc.[a]	943,915	11,393,054
LogMeIn Inc.[a]	416,244	18,685,193
Marchex Inc. Class B	389,358	4,092,153
Marin Software Inc.[a,b]	156,600	1,655,262
Marketo Inc.[a,b]	120,871	3,948,856
Millennial Media Inc.[a,b]	600,575	4,155,979
Monster Worldwide Inc.[a]	1,642,985	12,289,528
Move Inc.[a,b]	683,603	7,902,451
Net Element Inc.[a,b]	38,308	132,929
NIC Inc.	1,110,010	21,434,293
OpenTable Inc.[a,b]	389,765	29,984,621
Perficient Inc.[a]	574,158	10,403,743
QuinStreet Inc.[a]	543,149	3,606,509
RealNetworks Inc.[a]	382,483	2,899,221
Reis Inc.[a,b]	141,472	2,553,570
Rocket Fuel Inc.[a,b]	90,237	3,869,363
SciQuest Inc.[a,b]	391,358	10,572,536
Shutterstock Inc.[a,b]	126,550	9,188,795
Spark Networks Inc.[a,b]	299,886	1,568,404

Security	Shares	Value

SPS Commerce Inc.[a,b]	273,960	$16,834,842
Stamps.com Inc.[a]	225,635	7,572,311
Support.com Inc.[a]	904,677	2,306,926
TechTarget Inc.[a]	203,341	1,466,089
Textura Corp.[a,b]	94,374	2,379,169
Travelzoo Inc.[a]	138,984	3,182,734
Tremor Video Inc.[a,b]	126,903	522,840
Trulia Inc.[a,b]	474,116	15,740,651
United Online Inc.	226,404	2,617,230
Unwired Planet Inc.[a,b]	1,510,421	3,277,614
VistaPrint NVa,b	558,568	27,492,717
Vocus Inc.[a,b]	320,153	4,267,639
Web.com Group Inc.[a,b]	717,370	24,412,101
WebMD Health Corp.[a,b]	486,620	20,146,068
Wix.com Ltd.[a,b]	143,512	3,296,471
XO Group Inc.[a]	461,792	4,682,571
Xoom Corp.[a,b]	141,887	2,769,634
Yelp Inc.[a,b]	555,268	42,716,767
YuMe Inc.[a,b]	89,553	654,632
Zillow Inc. Class Aa,b	398,586	35,115,427
Zix Corp.[a,b]	1,072,897	4,441,794

		827,937,234
IT SERVICES — 2.11%
Acxiom Corp.[a]	1,264,171	43,481,162
Blackhawk Network Holdings Inc.[a,b]	199,389	4,863,098
CACI International Inc. Class Aa,b	394,654	29,125,465
Cardtronics Inc.[a]	767,461	29,815,860
Cass Information Systems Inc.	176,925	9,122,253
CIBER Inc.[a]	1,274,282	5,836,212
Computer Task Group Inc.	268,049	4,554,152
Convergys Corp.	1,797,039	39,373,124
CSG Systems International Inc.	580,288	15,110,699
Datalink Corp.[a]	326,739	4,551,474
EPAM Systems Inc.[a,b]	374,509	12,321,346
Euronet Worldwide Inc.[a]	852,698	35,463,710
EVERTEC Inc.	505,483	12,485,430
ExlService Holdings Inc.[a]	558,675	17,268,644
Forrester Research Inc.	216,382	7,757,295
Global Cash Access Inc.[a]	1,140,079	7,820,942
Hackett Group Inc. (The)	441,415	2,639,662
Heartland Payment Systems Inc.	621,632	25,766,646
Higher One Holdings Inc.[a]	543,493	3,929,454
iGATE Corp.[a]	596,236	18,805,283
Lionbridge Technologies Inc.[a]	993,339	6,665,305
Luxoft Holding Inc.[a,b]	82,439	2,891,136
ManTech International Corp. Class Ab	408,416	12,011,515
MAXIMUS Inc.	1,168,166	52,403,927
ModusLink Global Solutions Inc.[a]	627,810	2,655,636
MoneyGram International Inc.[a,b]	369,318	6,518,463
Planet Payment Inc.[a]	751,821	2,059,989
PRGX Global Inc.[a]	493,436	3,419,511
Sapient Corp.[a,b]	1,887,846	32,206,653
ServiceSource International Inc.[a,b]	1,049,387	8,856,826
Sykes Enterprises Inc.[a]	672,702	13,366,589
Syntel Inc.[a]	264,174	23,749,243
TeleTech Holdings Inc.[a]	342,932	8,405,263
Unisys Corp.[a,b]	872,704	26,582,564
Virtusa Corp.[a]	389,111	13,039,110
WEX Inc.[a]	663,459	63,061,778

		607,985,419

38

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.54%
Arctic Cat Inc.	225,906	$10,796,048
Black Diamond Inc.[a,b]	392,595	4,801,437
Brunswick Corp.	1,546,673	70,048,820
Callaway Golf Co.	1,320,938	13,499,986
JAKKS Pacific Inc.[b]	326,165	2,354,911
Johnson Outdoors Inc. Class A	84,694	2,152,922
LeapFrog Enterprises Inc.[a,b]	1,094,277	8,207,078
Malibu Boats Inc. Class Aa	138,992	3,088,402
Marine Products Corp.	181,772	1,366,925
Nautilus Inc.[a]	530,327	5,107,049
Smith & Wesson Holding Corp.[a,b]	955,785	13,973,577
Sturm, Ruger & Co. Inc.[b]	330,650	19,772,870

		155,170,025
LIFE SCIENCES TOOLS & SERVICES — 0.47%
Accelerate Diagnostics Inc.[a,b]	192,219	4,192,297
Affymetrix Inc.[a,b]	1,224,452	8,730,343
Albany Molecular Research Inc.[a,b]	399,236	7,421,797
Cambrex Corp.[a]	512,183	9,664,893
Fluidigm Corp.[a]	435,204	19,179,440
Furiex Pharmaceuticals Inc.[a,b]	114,289	9,943,143
Harvard Bioscience Inc.[a]	454,300	2,153,382
Luminex Corp.[a,b]	639,902	11,588,625
NeoGenomics Inc.[a]	561,781	1,949,380
Pacific Biosciences of California Inc.[a,b]	831,509	4,448,573
PAREXEL International Corp.[a]	972,215	52,587,110
Sequenom Inc.[a,b]	1,995,163	4,888,149

		136,747,132
MACHINERY — 3.24%
Accuride Corp.[a,b]	703,393	3,116,031
Actuant Corp. Class A	1,251,753	42,747,365
Alamo Group Inc.	122,161	6,637,007
Albany International Corp. Class A	478,633	17,010,617
Altra Industrial Motion Corp.	462,320	16,504,824
American Railcar Industries Inc.	161,815	11,331,904
Ampco-Pittsburgh Corp.	143,403	2,706,015
Astec Industries Inc.	349,982	15,367,710
Barnes Group Inc.	919,388	35,368,856
Blount International Inc.[a]	843,754	10,040,673
Briggs & Stratton Corp.[b]	824,629	18,347,995
Chart Industries Inc.[a,b]	518,553	41,250,891
CIRCOR International Inc.	300,533	22,038,085
CLARCOR Inc.	849,710	48,730,868
Columbus McKinnon Corp.[a]	334,503	8,961,335
Commercial Vehicle Group Inc.[a,b]	409,033	3,730,381
Douglas Dynamics Inc.	384,221	6,693,130
Dynamic Materials Corp.	237,645	4,524,761
Energy Recovery Inc.[a,b]	769,356	4,092,974
EnPro Industries Inc.[a,b]	357,319	25,966,372
ESCO Technologies Inc.	452,687	15,930,056
ExOne Co. (The)[a,b]	114,318	4,096,014
Federal Signal Corp.[a]	1,069,160	15,930,484
FreightCar America Inc.	208,989	4,856,904
Global Brass & Copper Holdings Inc.	136,837	2,157,919
Gorman-Rupp Co. (The)	321,515	10,220,962
Graham Corp.	173,332	5,520,624
Greenbrier Companies Inc. (The)[a,b]	418,359	19,077,170
Hardinge Inc.	201,594	2,902,954
Hurco Companies Inc.	109,858	2,931,011

Security	Shares	Value

Hyster-Yale Materials Handling Inc.	180,285	$17,577,788
John Bean Technologies Corp.	495,412	15,308,231
Kadant Inc.	193,688	7,063,801
L.B. Foster Co. Class A	175,315	8,213,508
Lindsay Corp.[b]	220,072	19,405,949
Lydall Inc.[a]	291,523	6,667,131
Manitex International Inc.[a,b]	235,712	3,842,106
Meritor Inc.[a]	1,668,022	20,433,269
Middleby Corp. (The)[a,b]	321,317	84,895,165
Miller Industries Inc.	191,491	3,739,819
Mueller Industries Inc.	966,993	29,000,120
Mueller Water Products Inc. Class A	2,701,409	25,663,385
NN Inc.	292,311	5,758,527
Omega Flex Inc.	48,515	1,040,162
PMFG Inc.[a]	358,537	2,140,466
Proto Labs Inc.[a,b]	292,120	19,767,760
RBC Bearings Inc.[a]	393,436	25,061,873
Rexnord Corp.[a,b]	518,774	15,034,071
Standex International Corp.	217,617	11,659,919
Sun Hydraulics Corp.	367,528	15,917,638
Tecumseh Products Co. Class Aa	313,490	2,163,081
Tennant Co.	314,958	20,667,544
Titan International Inc.[b]	916,359	17,401,657
TriMas Corp.[a,b]	768,777	25,523,396
Twin Disc Inc.	141,712	3,732,694
Wabash National Corp.[a,b]	1,172,538	16,134,123
Watts Water Technologies Inc. Class A	488,133	28,648,526
Woodward Inc.	1,175,918	48,835,875
Xerium Technologies Inc.[a,b]	191,604	3,075,244

		933,164,720
MARINE — 0.15%
International Shipholding Corp.	97,303	2,864,600
Matson Inc.	730,722	18,041,526
Scorpio Bulkers Inc.[a]	2,234,637	22,592,180
Ultrapetrol (Bahamas) Ltd.[a]	364,094	1,128,692

		44,626,998
MEDIA — 1.33%
A.H. Belo Corp. Class A	321,535	3,723,375
AMC Entertainment Holdings Inc. Class Aa	356,246	8,638,965
Beasley Broadcast Group Inc. Class A	75,932	690,981
Carmike Cinemas Inc.[a]	394,301	11,773,828
Central European Media Enterprises Ltd. Class Aa,b	1,320,373	3,881,897
Crown Media Holdings Inc. Class Aa	586,966	2,253,949
Cumulus Media Inc. Class Aa,b	1,590,821	10,992,573
Daily Journal Corp.[a]	15,807	2,734,137
Dex Media Inc.[a,b]	293,642	2,701,506
E.W. Scripps Co. (The) Class Aa	537,992	9,533,218
Entercom Communications Corp. Class Aa,b	407,309	4,101,602
Entravision Communications Corp. Class A	953,519	6,388,577
Global Sources Ltd.[a]	325,112	2,913,004
Gray Television Inc.[a,b]	860,033	8,918,542
Harte-Hanks Inc.	742,971	6,567,864
Hemisphere Media Group Inc.[a,b]	146,959	1,850,214
Journal Communications Inc. Class Aa	753,582	6,676,737
Live Nation Entertainment Inc.[a]	2,406,742	52,346,638
Loral Space & Communications Inc.[a]	222,981	15,771,446
Martha Stewart Living Omnimedia Inc. Class Aa,b	423,656	1,919,162
McClatchy Co. (The) Class Aa,b	1,039,396	6,672,922
MDC Partners Inc.	680,497	15,528,942
Media General Inc. Class Aa,b	335,036	6,154,611
Meredith Corp.	611,109	28,373,791

39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

National CineMedia Inc.	1,029,928	$15,448,920
New York Times Co. (The) Class Ab	2,206,775	37,779,988
Nexstar Broadcasting Group Inc.	502,251	18,844,457
ReachLocal Inc.[a,b]	181,082	1,783,658
Reading International Inc. Class Aa	296,096	2,170,384
Rentrak Corp.[a,b]	178,934	10,786,142
Saga Communications Inc. Class A	83,390	4,143,649
Salem Communications Corp. Class A	183,157	1,829,738
Scholastic Corp.	452,719	15,609,751
SFX Entertainment Inc.[a,b]	345,728	2,437,382
Sinclair Broadcast Group Inc. Class Ab	1,170,495	31,708,710
Sizmek Inc.[a,b]	415,225	4,413,842
World Wrestling Entertainment Inc. Class A	492,626	14,227,039

		382,292,141
METALS & MINING — 1.36%
A.M. Castle & Co.[a,b]	303,513	4,458,606
AK Steel Holding Corp.[a,b]	2,334,066	16,851,957
Allied Nevada Gold Corp.[a,b]	1,777,828	7,662,439
AMCOL International Corp.	476,510	21,814,628
Century Aluminum Co.[a]	878,947	11,610,890
Coeur Mining Inc.[a]	1,737,429	16,140,715
Commercial Metals Co.	1,999,240	37,745,651
General Moly Inc.[a,b]	977,212	967,440
Gerber Scientific Inc. Escrow[a,d]	276,144	2,761
Globe Specialty Metals Inc.	1,103,401	22,972,809
Gold Resource Corp.[b]	582,145	2,782,653
Handy & Harman Ltd.[a]	93,441	2,056,636
Haynes International Inc.	211,753	11,434,662
Hecla Mining Co.[b]	5,697,959	17,492,734
Horsehead Holding Corp.[a,b]	863,286	14,520,471
Kaiser Aluminum Corp.	323,505	23,104,727
Materion Corp.	351,908	11,940,239
Midway Gold Corp.[a]	1,988,513	2,087,939
Molycorp Inc.[a,b]	2,543,957	11,931,158
Noranda Aluminium Holding Corp.	593,946	2,441,118
Olympic Steel Inc.	154,889	4,445,314
Paramount Gold and Silver Corp.[a,b]	2,342,067	2,880,742
RTI International Metals Inc.[a]	536,521	14,904,553
Schnitzer Steel Industries Inc. Class A	440,962	12,721,754
Stillwater Mining Co.[a,b]	2,020,369	29,921,665
SunCoke Energy Inc.[a]	1,197,319	27,346,766
Universal Stainless & Alloy Products Inc.[a,b]	119,266	4,027,613
US Silica Holdings Inc.	367,345	14,021,559
Walter Energy Inc.[b]	1,069,539	8,085,715
Worthington Industries Inc.	904,417	34,593,950

		392,969,864
MULTI-UTILITIES — 0.37%
Avista Corp.	1,025,086	31,418,886
Black Hills Corp.	760,144	43,822,302
NorthWestern Corp.	648,150	30,741,754

		105,982,942
MULTILINE RETAIL — 0.11%
Bon-Ton Stores Inc. (The)[b]	234,620	2,576,128
Burlington Stores Inc.[a,b]	263,257	7,771,347
Fred’s Inc. Class A	629,273	11,333,207
Gordmans Stores Inc.	150,559	822,052
Tuesday Morning Corp.[a,b]	736,004	10,414,456

		32,917,190

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 3.75%
Abraxas Petroleum Corp.[a,b]	1,422,420	$5,632,783
Adams Resources & Energy Inc.	36,297	2,102,322
Alon USA Energy Inc.[b]	397,402	5,937,186
Alpha Natural Resources Inc.[a,b]	3,774,744	16,042,662
Amyris Inc.[a,b]	442,822	1,651,726
Apco Oil and Gas International Inc.[a]	157,875	2,281,294
Approach Resources Inc.[a,b]	596,239	12,467,357
Arch Coal Inc.[b]	3,633,781	17,514,824
Athlon Energy Inc.[a]	310,989	11,024,560
Bill Barrett Corp.[a,b]	834,414	21,360,998
Bonanza Creek Energy Inc.[a,b]	503,640	22,361,616
BPZ Resources Inc.[a,b]	2,020,829	6,426,236
Callon Petroleum Co.[a]	683,913	5,724,352
Carrizo Oil & Gas Inc.[a,b]	776,867	41,531,310
Clayton Williams Energy Inc.[a,b]	100,958	11,409,264
Clean Energy Fuels Corp.[a,b]	1,167,326	10,435,894
Cloud Peak Energy Inc.[a]	1,041,042	22,007,628
Comstock Resources Inc.	825,283	18,857,717
Contango Oil & Gas Co.[a]	253,965	12,124,289
Delek US Holdings Inc.	635,679	18,460,118
Diamondback Energy Inc.[a,b]	362,656	24,410,375
Emerald Oil Inc.[a,b]	968,176	6,506,143
Endeavour International Corp.[a,b]	807,967	2,625,893
Energy XXI (Bermuda) Ltd.[b]	1,249,045	29,439,991
EPL Oil & Gas Inc.[a,b]	511,540	19,745,444
Equal Energy Ltd.	624,934	2,862,198
Evolution Petroleum Corp.	292,816	3,727,548
EXCO Resources Inc.[b]	2,904,915	16,267,524
Forest Oil Corp.[a,b]	2,051,198	3,917,788
Frontline Ltd.[a,b]	983,119	3,863,658
FX Energy Inc.[a,b]	908,290	3,033,689
GasLog Ltd.	512,581	11,938,011
Gastar Exploration Inc.[a,b]	956,259	5,230,737
Goodrich Petroleum Corp.[a,b]	540,513	8,550,916
Green Plains Renewable Energy Inc.	432,141	12,946,944
Halcon Resources Corp.[a,b]	3,965,802	17,171,923
Hallador Energy Co.	147,962	1,265,075
Isramco Inc.[a,b]	15,987	2,118,437
Jones Energy Inc. Class Aa,b	194,611	2,946,411
KiOR Inc. Class Aa,b	747,167	428,127
Knightsbridge Tankers Ltd.[b]	523,314	7,090,905
Kodiak Oil & Gas Corp.[a]	4,539,090	55,104,553
L&L Energy Inc.[a,b]	466,175	704,857
Magnum Hunter Resources Corp.[a,b]	2,941,486	25,002,631
Matador Resources Co.[a,b]	995,545	24,380,897
Midstates Petroleum Co. Inc.[a,b]	565,977	3,033,637
Miller Energy Resources Inc.[a,b]	532,560	3,131,453
Nordic American Tankers Ltd.[b]	1,284,983	12,644,233
Northern Oil and Gas Inc.[a,b]	1,092,235	15,968,476
Panhandle Oil and Gas Inc.	119,573	5,214,578
PDC Energy Inc.[a]	608,944	37,912,853
Penn Virginia Corp.[a,b]	945,506	16,536,900
PetroCorp Inc. Escrow[a,d]	26,106	0
PetroQuest Energy Inc.[a]	973,082	5,546,567
Quicksilver Resources Inc.[a,b]	2,152,291	5,660,525
Renewable Energy Group Inc.[a,b]	367,673	4,404,723
Rentech Inc.[a]	2,622,311	4,982,391
Resolute Energy Corp.[a,b]	1,161,416	8,362,195
REX American Resources Corp.[a]	93,793	5,350,891
Rex Energy Corp.[a,b]	774,506	14,491,007
Rosetta Resources Inc.[a,b]	1,044,715	48,662,825
RSP Permian Inc.[a]	389,192	11,243,757

40

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Sanchez Energy Corp.[a,b]	651,653	$19,308,478
Scorpio Tankers Inc.	3,159,145	31,496,676
SemGroup Corp. Class A	719,129	47,232,393
Ship Finance International Ltd.[b]	957,922	17,213,858
Solazyme Inc.[a,b]	822,407	9,548,145
Stone Energy Corp.[a]	854,736	35,873,270
Swift Energy Co.[a,b]	744,882	8,014,930
Synergy Resources Corp.[a,b]	872,203	9,376,182
Targa Resources Corp.	562,613	55,844,966
Teekay Tankers Ltd. Class Ab	1,059,104	3,749,228
Triangle Petroleum Corp.[a,b]	1,161,894	9,574,007
Ur-Energy Inc.[a]	2,205,577	3,418,644
Uranium Energy Corp.[a,b]	1,508,242	1,990,879
VAALCO Energy Inc.[a,b]	993,551	8,494,861
W&T Offshore Inc.	598,142	10,353,838
Warren Resources Inc.[a]	1,258,523	6,040,910
Western Refining Inc.[b]	926,151	35,749,429
Westmoreland Coal Co.[a]	202,737	6,037,508
ZaZa Energy Corp.[a,b]	631,533	474,976

		1,079,575,000
PAPER & FOREST PRODUCTS — 0.74%
Boise Cascade Co.[a,b]	211,397	6,054,410
Clearwater Paper Corp.[a]	360,410	22,586,895
Deltic Timber Corp.	191,317	12,479,608
KapStone Paper and Packaging Corp.[a]	1,396,855	40,285,298
Louisiana-Pacific Corp.[a]	2,383,641	40,212,024
Neenah Paper Inc.	273,721	14,156,850
P.H. Glatfelter Co.	734,603	19,995,893
Resolute Forest Products Inc.[a,b]	1,194,744	24,002,407
Schweitzer-Mauduit International Inc.	536,942	22,868,360
Wausau Paper Corp.	846,527	10,776,289

		213,418,034
PERSONAL PRODUCTS — 0.20%
Elizabeth Arden Inc.[a,b]	439,092	12,957,605
Female Health Co. (The)	381,695	2,961,953
Inter Parfums Inc.	282,297	10,221,974
Lifevantage Corp.[a,b]	1,770,054	2,318,771
Medifast Inc.[a,b]	225,316	6,554,443
Nature’s Sunshine Products Inc.	191,482	2,638,622
Nutraceutical International Corp.[a]	146,405	3,805,066
Revlon Inc. Class Aa	196,435	5,018,914
Star Scientific Inc.[a,b]	2,874,347	2,255,500
Synutra International Inc.[a,b]	297,862	1,992,697
USANA Health Sciences Inc.[a,b]	102,738	7,740,281

		58,465,826
PHARMACEUTICALS — 1.46%
AcelRx Pharmaceuticals Inc.[a,b]	398,870	4,790,429
Aerie Pharmaceuticals Inc.[a]	135,634	2,874,084
Akorn Inc.[a,b]	995,942	21,910,724
Alimera Sciences Inc.[a,b]	302,890	2,389,802
Ampio Pharmaceuticals Inc.[a,b]	660,146	4,191,927
Aratana Therapeutics Inc.[a,b]	136,094	2,525,905
Auxilium Pharmaceuticals Inc.[a,b]	843,844	22,935,680
AVANIR Pharmaceuticals Inc. Class Aa,b	2,474,634	9,081,907
BioDelivery Sciences International Inc.[a,b]	634,892	5,358,488
Cempra Inc.[a,b]	337,401	3,896,982
Corcept Therapeutics Inc.[a,b]	907,656	3,957,380
Depomed Inc.[a]	966,689	14,016,990

Security	Shares	Value

Egalet Corp.[a]	56,974	$797,066
Endocyte Inc.[a,b]	524,219	12,481,654
Hi-Tech Pharmacal Co. Inc.[a]	189,744	8,221,608
Horizon Pharma Inc.[a,b]	949,227	14,352,312
Impax Laboratories Inc.[a]	1,171,554	30,952,457
Lannett Co. Inc.[a,b]	319,194	11,401,610
Medicines Co. (The)[a]	1,082,228	30,756,920
Nektar Therapeutics[a,b]	2,138,794	25,922,183
Omeros Corp.[a,b]	578,054	6,977,112
Pacira Pharmaceuticals Inc.[a,b]	471,498	33,000,145
Pernix Therapeutics Holdings[a,b]	298,774	1,598,441
POZEN Inc.[a,b]	461,971	3,695,768
Prestige Brands Holdings Inc.[a]	875,288	23,851,598
Questcor Pharmaceuticals Inc.[b]	887,234	57,608,104
Relypsa Inc.[a]	106,022	3,160,516
Repros Therapeutics Inc.[a,b]	394,741	7,002,705
Revance Therapeutics Inc.[a]	116,757	3,677,846
Sagent Pharmaceuticals Inc.[a,b]	324,636	7,586,743
SciClone Pharmaceuticals Inc.[a,b]	937,169	4,264,119
Sucampo Pharmaceuticals Inc. Class Aa,b	245,056	1,752,150
Supernus Pharmaceuticals Inc.[a,b]	344,607	3,080,787
TherapeuticsMD Inc.[a,b]	1,474,681	9,305,237
VIVUS Inc.[a,b]	1,723,845	10,239,639
XenoPort Inc.[a,b]	945,488	4,888,173
Zogenix Inc.[a,b]	1,703,423	4,846,238

		419,351,429
PROFESSIONAL SERVICES — 1.37%
Acacia Research Corp.[b]	840,859	12,848,325
Advisory Board Co. (The)[a,b]	607,195	39,012,279
Barrett Business Services Inc.	120,358	7,169,726
CBIZ Inc.[a,b]	613,900	5,623,324
CDI Corp.	240,358	4,122,140
Corporate Executive Board Co. (The)	574,892	42,674,233
CRA International Inc.[a]	173,961	3,821,923
Exponent Inc.	225,755	16,945,170
Franklin Covey Co.[a]	154,911	3,062,590
FTI Consulting Inc.[a,b]	689,793	22,997,699
GP Strategies Corp.[a]	253,022	6,889,789
Heidrick & Struggles International Inc.	311,789	6,257,605
Huron Consulting Group Inc.[a]	398,330	25,246,155
ICF International Inc.[a]	337,780	13,447,022
Insperity Inc.	385,924	11,955,926
Kelly Services Inc. Class A	461,560	10,952,819
Kforce Inc.	466,085	9,936,932
Korn/Ferry International[a]	833,038	24,799,541
Mistras Group Inc.[a,b]	275,131	6,264,733
Navigant Consulting Inc.[a]	863,670	16,116,082
Odyssey Marine Exploration Inc.[a,b]	1,433,464	3,282,633
On Assignment Inc.[a]	782,422	30,193,665
Pendrell Corp.[a]	2,804,578	5,132,378
Resources Connection Inc.	701,997	9,891,138
RPX Corp.[a]	556,552	9,060,667
TrueBlue Inc.[a]	696,459	20,378,390
VSE Corp.	71,168	3,750,554
WageWorks Inc.[a]	427,099	23,964,525

		395,797,963
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.83%
Acadia Realty Trust[b]	942,408	24,860,723
AG Mortgage Investment Trust Inc.	481,507	8,431,188
Agree Realty Corp.[b]	254,873	7,750,688
Alexander’s Inc.[b]	35,976	12,986,976

41

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Altisource Residential Corp.	966,855	$30,513,944
American Assets Trust Inc.	505,393	17,051,960
American Capital Mortgage Investment Corp.	903,919	16,966,560
American Realty Capital Properties Inc.	8,038,807	112,704,074
American Residential Properties Inc.[a,b]	238,357	4,285,659
AmREIT Inc.	335,810	5,564,372
Anworth Mortgage Asset Corp.[b]	2,341,117	11,611,940
Apollo Commercial Real Estate Finance Inc.[b]	632,130	10,512,322
Apollo Residential Mortgage Inc.	552,328	8,964,283
Ares Commercial Real Estate Corp.	364,415	4,886,805
Armada Hoffler Properties Inc.	323,553	3,248,472
ARMOUR Residential REIT Inc.	6,401,324	26,373,455
Ashford Hospitality Prime Inc.	281,309	4,253,392
Ashford Hospitality Trust Inc.[b]	1,056,235	11,903,768
Associated Estates Realty Corp.	985,089	16,687,408
Aviv REIT Inc.	199,690	4,882,421
Campus Crest Communities Inc.	1,108,304	9,620,079
Capstead Mortgage Corp.[b]	1,437,136	18,194,142
CatchMark Timber Trust Inc. Class A	204,833	2,877,904
Cedar Realty Trust Inc.	1,245,331	7,608,972
Chambers Street Properties	4,045,867	31,436,387
Chatham Lodging Trust	449,694	9,092,813
Chesapeake Lodging Trust	831,297	21,389,272
Colony Financial Inc.	1,575,875	34,590,456
CoreSite Realty Corp.[b]	356,394	11,048,214
Cousins Properties Inc.	2,875,925	32,986,860
CubeSmart[b]	2,396,587	41,125,433
CyrusOne Inc.	326,843	6,808,140
CYS Investments Inc.	2,766,640	22,852,446
DCT Industrial Trust Inc.	5,409,474	42,626,655
DiamondRock Hospitality Co.	3,343,080	39,281,190
DuPont Fabros Technology Inc.[b]	1,067,941	25,705,340
Dynex Capital Inc.	947,523	8,480,331
EastGroup Properties Inc.[b]	517,585	32,561,272
Education Realty Trust Inc.[b]	1,951,786	19,264,128
Ellington Residential Mortgage REIT	110,217	1,864,872
Empire State Realty Trust Inc. Class A	1,410,281	21,309,346
EPR Properties[b]	883,408	47,165,153
Equity One Inc.[b]	1,030,334	23,017,662
Excel Trust Inc.	821,565	10,417,444
FelCor Lodging Trust Inc.[b]	2,124,780	19,208,011
First Industrial Realty Trust Inc.[b]	1,838,590	35,521,559
First Potomac Realty Trust[b]	1,006,332	13,001,809
Franklin Street Properties Corp.	1,540,878	19,415,063
GEO Group Inc. (The)	1,212,410	39,088,098
Getty Realty Corp.	440,963	8,329,791
Gladstone Commercial Corp.[b]	267,150	4,632,381
Glimcher Realty Trust	2,472,640	24,800,579
Government Properties Income Trust[b]	821,130	20,692,476
Gramercy Property Trust Inc.[b]	1,029,079	5,310,048
Hannon Armstrong Sustainable Infrastructure Capital Inc.	251,225	3,605,079
Healthcare Realty Trust Inc.	1,639,651	39,597,572
Hersha Hospitality Trust[b]	3,467,099	20,213,187
Highwoods Properties Inc.[b]	1,536,356	59,011,434
Hudson Pacific Properties Inc.	860,487	19,851,435
Inland Real Estate Corp.	1,460,860	15,412,073
Invesco Mortgage Capital Inc.	2,129,871	35,078,975
Investors Real Estate Trust[b]	1,813,266	16,283,129
iStar Financial Inc.[a,b]	1,455,748	21,486,840
Javelin Mortgage Investment Corp.[b]	207,024	2,776,192
Kite Realty Group Trust[b]	2,238,107	13,428,642
LaSalle Hotel Properties	1,777,808	55,663,168
Lexington Realty Trust[b]	2,693,525	29,386,358
LTC Properties Inc.	594,514	22,371,562
Medical Properties Trust Inc.	2,763,836	35,349,462

Security	Shares	Value

Monmouth Real Estate Investment Corp. Class Ab	777,184	$7,414,335
National Health Investors Inc.[b]	499,077	30,174,195
New Residential Investment Corp.	4,329,157	28,009,646
New York Mortgage Trust Inc.[b]	1,293,313	10,061,975
NorthStar Realty Finance Corp.[b]	5,585,482	90,149,679
One Liberty Properties Inc.	200,248	4,269,287
Parkway Properties Inc.	1,011,496	18,459,802
Pebblebrook Hotel Trust	1,050,530	35,476,398
Pennsylvania Real Estate Investment Trust	1,163,986	21,009,947
PennyMac Mortgage Investment Trust[c]	880,631	21,047,081
Physicians Realty Trust	343,309	4,778,861
Potlatch Corp.	692,820	26,805,206
PS Business Parks Inc.	332,345	27,790,689
QTS Realty Trust Inc. Class A	241,704	6,064,353
RAIT Financial Trust[b]	1,390,592	11,806,126
Ramco-Gershenson Properties Trust[b]	1,138,573	18,558,740
Redwood Trust Inc.[b]	1,405,054	28,494,495
Resource Capital Corp.[b]	2,175,533	12,117,719
Retail Opportunity Investments Corp.	1,229,987	18,376,006
Rexford Industrial Realty Inc.	293,837	4,166,609
RLJ Lodging Trust	2,114,917	56,552,881
Rouse Properties Inc.	450,108	7,759,862
Ryman Hospitality Properties Inc.[b]	754,664	32,088,313
Sabra Healthcare REIT Inc.	639,164	17,826,284
Saul Centers Inc.	134,715	6,380,102
Select Income REIT	375,850	11,376,980
Silver Bay Realty Trust Corp.[b]	256,559	3,981,796
Sovran Self Storage Inc.[b]	537,172	39,455,283
STAG Industrial Inc.	757,600	18,258,160
Strategic Hotels & Resorts Inc.[a,b]	3,101,558	31,604,876
Summit Hotel Properties Inc.	1,365,301	12,669,993
Sun Communities Inc.[b]	689,224	31,077,110
Sunstone Hotel Investors Inc.	3,127,703	42,943,362
Terreno Realty Corp.	429,487	8,121,599
UMH Properties Inc.	286,046	2,797,530
Universal Health Realty Income Trust	168,372	7,112,033
Urstadt Biddle Properties Inc. Class Ab	381,138	7,874,311
Washington Real Estate Investment Trust[b]	1,137,802	27,170,712
Western Asset Mortgage Capital Corp.[b]	458,555	7,171,800
Whitestone REIT Class B	364,979	5,270,297
Winthrop Realty Trust	546,184	6,330,273
ZAIS Financial Corp.	97,327	1,621,468

		2,255,756,018
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.30%
Alexander & Baldwin Inc.	736,488	31,344,929
AV Homes Inc.[a,b]	165,408	2,992,231
Consolidated-Tomoka Land Co.	100,629	4,053,336
Forestar Group Inc.[a]	593,581	10,565,742
Kennedy-Wilson Holdings Inc.	1,110,590	24,999,381
RE/MAX Holdings Inc. Class Aa,b	198,215	5,714,538
Tejon Ranch Co.[a,b]	235,343	7,961,654

		87,631,811
ROAD & RAIL — 0.61%
Arkansas Best Corp.[b]	440,278	16,268,272
Celadon Group Inc.	342,968	8,244,951
Heartland Express Inc.[b]	786,982	17,856,622
Knight Transportation Inc.	1,005,064	23,247,130
Marten Transport Ltd.	399,528	8,597,843
Patriot Transportation Holding Inc.[a,b]	113,712	4,099,318
Quality Distribution Inc.[a]	358,119	4,651,966
Roadrunner Transportation Systems Inc.[a]	317,281	8,008,172

42

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Saia Inc.[a]	415,804	$15,887,871
Swift Transportation Co.[a,b]	1,434,151	35,495,237
Universal Truckload Services Inc.	92,151	2,663,164
Werner Enterprises Inc.	782,752	19,968,003
YRC Worldwide Inc.[a,b]	533,661	12,007,372

		176,995,921
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.78%
Advanced Energy Industries Inc.[a]	672,205	16,469,023
Alpha & Omega Semiconductor Ltd.[a]	296,830	2,184,669
Ambarella Inc.[a,b]	315,880	8,437,155
Amkor Technology Inc.[a,b]	1,198,661	8,222,814
ANADIGICS Inc.[a]	1,394,733	2,371,046
Applied Micro Circuits Corp.[a,b]	1,252,050	12,395,295
ATMI Inc.[a]	546,589	18,589,492
Axcelis Technologies Inc.[a]	1,883,040	4,048,536
Brooks Automation Inc.	1,139,196	12,451,412
Cabot Microelectronics Corp.[a]	418,357	18,407,708
Cavium Inc.[a,b]	878,171	38,402,418
CEVA Inc.[a]	378,242	6,641,930
Cirrus Logic Inc.[a,b]	1,084,736	21,553,704
Cohu Inc.	420,688	4,518,189
Cypress Semiconductor Corp.	2,516,017	25,839,495
Diodes Inc.[a]	614,513	16,051,080
DSP Group Inc.[a]	335,726	2,900,673
Entegris Inc.[a]	2,383,686	28,866,437
Entropic Communications Inc.[a]	1,550,366	6,340,997
Exar Corp.[a]	653,111	7,804,676
FormFactor Inc.[a]	933,487	5,964,982
GSI Technology Inc.[a]	348,757	2,409,911
GT Advanced Technologies Inc.[a,b]	2,295,415	39,136,826
Hittite Microwave Corp.	539,301	33,997,535
Inphi Corp.[a]	451,038	7,257,201
Integrated Device Technology Inc.[a]	2,255,236	27,581,536
Integrated Silicon Solution Inc.[a]	512,289	7,966,094
Intermolecular Inc.[a,b]	293,433	821,612
International Rectifier Corp.[a]	1,188,039	32,552,269
Intersil Corp. Class A	2,176,080	28,114,954
IXYS Corp.	418,788	4,753,244
Kopin Corp.[a]	1,130,702	4,274,054
Lattice Semiconductor Corp.[a]	1,980,379	15,526,171
LTX-Credence Corp.[a]	810,745	7,223,738
M/A-COM Technology Solutions Holdings Inc.[a,b]	181,377	3,727,297
MaxLinear Inc. Class Aa	417,334	3,956,326
Micrel Inc.	802,246	8,888,886
Microsemi Corp.[a]	1,589,240	39,778,677
MKS Instruments Inc.	906,964	27,109,154
Monolithic Power Systems Inc.[a]	660,892	25,622,783
MoSys Inc.[a,b]	821,215	3,728,316
Nanometrics Inc.[a,b]	399,043	7,170,803
NeoPhotonics Corp.[a]	344,853	2,734,684
NVE Corp.[a]	82,829	4,724,566
OmniVision Technologies Inc.[a,b]	924,234	16,358,942
PDF Solutions Inc.[a]	430,433	7,820,968
Peregrine Semiconductor Corp.[a,b]	464,483	2,810,122
Pericom Semiconductor Corp.[a]	389,583	3,050,435
Photronics Inc.[a,b]	1,046,347	8,925,340
PLX Technology Inc.[a,b]	769,308	4,654,313
PMC-Sierra Inc.[a]	3,491,089	26,567,187
Power Integrations Inc.	495,814	32,614,645
Rambus Inc.[a,b]	1,910,874	20,541,895
RF Micro Devices Inc.[a]	4,810,848	37,909,482
Rubicon Technology Inc.[a,b]	366,437	4,137,074
Rudolph Technologies Inc.[a,b]	564,491	6,440,842

Security	Shares	Value

Semtech Corp.[a]	1,152,489	$29,204,071
Sigma Designs Inc.[a]	540,870	2,574,541
Silicon Image Inc.[a]	1,330,053	9,177,366
Spansion Inc. Class Aa	809,849	14,107,570
SunEdison Inc.[a,b]	4,555,776	85,830,820
SunPower Corp.[a,b]	705,498	22,759,365
Supertex Inc.[a]	168,356	5,552,381
Synaptics Inc.[a,b]	555,725	33,354,614
Tessera Technologies Inc.	903,063	21,339,379
TriQuint Semiconductor Inc.[a]	2,792,715	37,394,454
Ultra Clean Holdings Inc.[a,b]	406,945	5,351,327
Ultratech Inc.[a,b]	475,004	13,865,367
Veeco Instruments Inc.[a,b]	669,952	28,091,087

		1,087,951,955
SOFTWARE — 3.98%
Accelrys Inc.[a]	1,000,532	12,466,629
ACI Worldwide Inc.[a]	681,605	40,344,200
Actuate Corp.[a]	817,921	4,923,885
Advent Software Inc.	559,001	16,412,269
American Software Inc. Class A	409,812	4,167,788
Aspen Technology Inc.[a,b]	1,602,352	67,875,631
AVG Technologies[a,b]	412,298	8,641,766
Barracuda Networks Inc.[a,b]	72,673	2,466,522
Blackbaud Inc.	781,144	24,449,807
Bottomline Technologies Inc.[a,b]	647,296	22,752,454
BroadSoft Inc.[a,b]	480,372	12,840,344
Callidus Software Inc.[a,b]	689,615	8,633,980
CommVault Systems Inc.[a,b]	794,909	51,629,340
Comverse Inc.[a,b]	380,083	13,143,270
Covisint Corp.[a,b]	132,839	973,710
Cyan Inc.[a,b]	136,533	582,996
Digimarc Corp.	106,864	3,355,530
Ebix Inc.[b]	530,217	9,050,804
Ellie Mae Inc.[a,b]	476,868	13,752,873
EPIQ Systems Inc.	541,621	7,382,294
ePlus Inc.[a]	64,799	3,613,192
Fair Isaac Corp.	613,661	33,947,727
FleetMatics Group PLC[a]	297,525	9,952,211
Gigamon Inc.[a,b]	133,951	4,070,771
Glu Mobile Inc.[a,b]	1,095,456	5,192,462
Guidance Software Inc.[a,b]	285,674	3,159,555
Guidewire Software Inc.[a,b]	834,473	40,930,901
Imperva Inc.[a,b]	345,626	19,251,368
Infoblox Inc.[a,b]	906,836	18,191,130
Interactive Intelligence Group Inc.[a]	265,164	19,224,390
Jive Software Inc.[a,b]	679,997	5,446,776
Manhattan Associates Inc.[a]	1,331,408	46,639,222
Mavenir Systems Inc.[a,b]	100,212	1,793,795
Mentor Graphics Corp.	1,631,348	35,922,283
MicroStrategy Inc. Class Aa	155,029	17,888,796
Mitek Systems Inc.[a,b]	429,937	1,663,856
Model N Inc.[a,b]	138,465	1,399,881
Monotype Imaging Holdings Inc.	654,322	19,721,265
NetScout Systems Inc.[a]	619,509	23,281,148
Pegasystems Inc.	297,603	10,511,338
Progress Software Corp.[a]	888,747	19,374,685
Proofpoint Inc.[a]	393,726	14,599,360
PROS Holdings Inc.[a,b]	385,213	12,138,062
PTC Inc.[a]	2,045,366	72,467,317
QAD Inc. Class A	102,187	2,087,680
QLIK Technologies Inc.[a,b]	1,488,456	39,578,045
Qualys Inc.[a]	257,681	6,552,828
Rally Software Development Corp.[a,b]	123,151	1,647,760

43

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

RealPage Inc.[a,b]	797,125	$14,475,790
Rosetta Stone Inc.[a,b]	200,887	2,253,952
Sapiens International Corp.[a]	334,825	2,715,431
SeaChange International Inc.[a]	564,909	5,897,650
Silver Spring Networks Inc.[a,b]	101,319	1,760,924
SS&C Technologies Holdings Inc.[a]	996,427	39,877,009
Synchronoss Technologies Inc.[a,b]	498,742	17,101,863
Take-Two Interactive Software Inc.[a]	1,385,425	30,382,370
Tangoe Inc.[a,b]	532,260	9,894,713
TeleCommunication Systems Inc.[a]	814,148	1,872,540
TeleNav Inc.[a]	311,140	1,854,394
TiVo Inc.[a,b]	2,165,886	28,654,672
Tyler Technologies Inc.[a]	538,831	45,089,378
Ultimate Software Group Inc. (The)[a,b]	472,731	64,764,147
Varonis Systems Inc.[a]	89,700	3,207,672
Vasco Data Security International Inc.[a]	492,439	3,712,990
Verint Systems Inc.[a]	901,155	42,291,204
VirnetX Holding Corp.[a,b]	722,763	10,248,779
Vringo Inc.[a,b]	1,143,563	3,968,164

		1,146,117,538
SPECIALTY RETAIL — 3.10%
Aeropostale Inc.[a,b]	1,354,996	6,802,080
America’s Car-Mart Inc.[a,b]	138,190	5,074,337
ANN INC.[a]	807,045	33,476,227
Asbury Automotive Group Inc.[a,b]	533,215	29,492,122
Barnes & Noble Inc.[a]	694,111	14,506,920
bebe stores inc.	593,273	3,630,831
Big 5 Sporting Goods Corp.	291,270	4,674,883
Body Central Corp.[a,b]	281,473	301,176
Brown Shoe Co. Inc.	740,303	19,647,642
Buckle Inc. (The)[b]	478,136	21,898,629
Cato Corp. (The) Class A	471,868	12,759,311
Children’s Place Retail Stores Inc. (The)	395,512	19,700,453
Christopher & Banks Corp.[a]	618,662	4,089,356
Citi Trends Inc.[a]	264,052	4,301,407
Conn’s Inc.[a,b]	384,351	14,932,036
Container Store Group Inc. (The)[a,b]	245,539	8,336,049
Destination Maternity Corp.	233,874	6,408,148
Destination XL Group Inc.[a]	730,539	4,120,240
Express Inc.[a,b]	1,460,719	23,196,218
Finish Line Inc. (The) Class A	842,707	22,828,933
Five Below Inc.[a,b]	561,145	23,837,440
Francesca’s Holdings Corp.[a,b]	754,061	13,678,666
Genesco Inc.[a]	410,875	30,638,949
Group 1 Automotive Inc.	372,246	24,441,672
Haverty Furniture Companies Inc.	339,916	10,095,505
hhgregg Inc.[a,b]	208,824	2,006,799
Hibbett Sports Inc.[a,b]	444,729	23,517,269
Jos. A. Bank Clothiers Inc.[a,b]	473,606	30,452,866
Kirkland’s Inc.[a]	237,450	4,390,450
Lithia Motors Inc. Class A	379,874	25,246,426
Lumber Liquidators Holdings Inc.[a,b]	469,826	44,069,679
MarineMax Inc.[a]	422,750	6,421,572
Mattress Firm Holding Corp.[a,b]	231,016	11,049,495
Men’s Wearhouse Inc. (The)	811,855	39,764,658
Monro Muffler Brake Inc.[b]	534,933	30,426,989
New York & Co. Inc.[a,b]	497,054	2,182,067
Office Depot Inc.[a]	8,213,083	33,920,033
Outerwall Inc.[a,b]	349,776	25,358,760
Pacific Sunwear of California Inc.[a,b]	783,734	2,327,690
Penske Automotive Group Inc.	722,713	30,903,208
Pep Boys - Manny, Moe & Jack (The)[a]	911,216	11,590,667
Pier 1 Imports Inc.	1,621,595	30,615,714

Security	Shares	Value

RadioShack Corp.[a,b]	1,725,799	$3,658,694
Rent-A-Center Inc.	913,598	24,301,707
Restoration Hardware Holdings Inc.[a,b]	302,678	22,274,074
Sears Hometown and Outlet Stores Inc.[a]	150,428	3,557,622
Select Comfort Corp.[a]	952,807	17,226,750
Shoe Carnival Inc.	256,382	5,907,041
Sonic Automotive Inc. Class A	666,936	14,992,721
Stage Stores Inc.	560,339	13,700,288
Stein Mart Inc.	478,078	6,697,873
Systemax Inc.[a]	187,531	2,796,087
Tile Shop Holdings Inc. (The)[a,b]	318,126	4,915,047
Tilly’s Inc. Class Aa,b	169,414	1,982,144
Trans World Entertainment Corp.	184,169	668,533
Vitamin Shoppe Inc.[a]	519,300	24,677,136
West Marine Inc.[a]	295,980	3,365,293
Wet Seal Inc. Class Aa,b	1,542,337	2,035,885
Winmark Corp.	38,344	2,901,107
Zale Corp.[a]	554,454	11,593,633
Zumiez Inc.[a,b]	363,384	8,808,428

		893,173,635
TEXTILES, APPAREL & LUXURY GOODS — 1.39%
American Apparel Inc.[a,b]	986,534	494,254
Columbia Sportswear Co.	221,166	18,279,370
Crocs Inc.[a]	1,507,897	23,523,193
Culp Inc.	138,628	2,736,517
G-III Apparel Group Ltd.[a,b]	287,248	20,561,212
Iconix Brand Group Inc.[a,b]	830,987	32,632,859
Jones Group Inc. (The)	1,370,867	20,521,879
Kate Spade & Co.[a]	2,051,001	76,071,627
Movado Group Inc.	302,662	13,786,254
Oxford Industries Inc.	230,343	18,012,823
Perry Ellis International Inc.[a]	209,722	2,881,580
Quiksilver Inc.[a]	2,269,663	17,045,169
R.G. Barry Corp.	169,527	3,200,670
SKECHERS U.S.A. Inc. Class Aa	661,841	24,183,670
Steven Madden Ltd.[a]	1,028,981	37,022,736
Tumi Holdings Inc.[a,b]	819,627	18,548,159
Unifi Inc.[a]	257,832	5,948,184
Vera Bradley Inc.[a,b]	369,207	9,964,897
Vince Holding Corp.[a,b]	196,821	5,188,202
Wolverine World Wide Inc.	1,716,219	48,998,052

		399,601,307
THRIFTS & MORTGAGE FINANCE — 1.65%
Astoria Financial Corp.	1,511,511	20,889,082
Banc of California Inc.	280,730	3,444,557
Bank Mutual Corp.	790,229	5,010,052
BankFinancial Corp.	359,475	3,587,561
BBX Capital Corp.[a]	127,286	2,475,713
Beneficial Mutual Bancorp Inc.[a]	546,428	7,207,385
Berkshire Hills Bancorp Inc.	430,635	11,144,834
BofI Holding Inc.[a]	207,068	17,756,081
Brookline Bancorp Inc.	1,203,772	11,339,532
Capitol Federal Financial Inc.	2,548,233	31,980,324
Charter Financial Corp.	387,005	4,183,524
Clifton Savings Bancorp Inc.	145,747	1,708,155
Dime Community Bancshares Inc.	547,427	9,295,310
Doral Financial Corp.[a,b]	113,184	982,437
ESB Financial Corp.[b]	218,048	2,849,887
ESSA Bancorp Inc.	143,981	1,565,073
Essent Group Ltd.[a,b]	387,593	8,705,339
EverBank Financial Corp.	1,377,182	27,171,801

44

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

Federal Agricultural Mortgage Corp. Class C NVS	177,120	$5,889,240
First Defiance Financial Corp.	166,614	4,518,572
First Federal Bancshares of Arkansas Inc.[a]	49,447	453,429
First Financial Northwest Inc.	261,820	2,657,473
Flagstar Bancorp Inc.[a,b]	338,577	7,523,181
Fox Chase Bancorp Inc.	207,527	3,496,830
Franklin Financial Corp.[a]	183,350	3,586,326
Hingham Institution for Savings	22,733	1,784,541
Home Bancorp Inc.[a]	111,785	2,346,367
Home Loan Servicing Solutions Ltd.[b]	1,215,172	26,247,715
HomeStreet Inc.	221,155	4,323,580
Kearny Financial Corp.[a]	244,503	3,613,754
Ladder Capital Corp. Class Aa	257,848	4,868,170
Meridian Interstate Bancorp Inc.[a]	141,695	3,623,141
Meta Financial Group Inc.	101,967	4,573,220
MGIC Investment Corp.[a,b]	5,545,153	47,244,704
NASB Financial Inc.	72,244	1,820,549
Northfield Bancorp Inc	997,139	12,823,208
Northwest Bancshares Inc.	1,604,107	23,419,962
OceanFirst Financial Corp.	235,719	4,169,869
Oritani Financial Corp.	777,337	12,289,698
PennyMac Financial Services Inc. Class Aa,b,c	224,219	3,731,004
Provident Financial Holdings Inc.	149,213	2,300,864
Provident Financial Services Inc.	1,021,648	18,767,674
Radian Group Inc.[b]	2,956,583	44,437,443
Rockville Financial Inc.	445,260	6,051,083
Stonegate Mortgage Corp.[a,b]	143,478	2,132,083
Territorial Bancorp Inc.	173,700	3,751,920
Tree.com Inc.[a]	109,283	3,392,144
TrustCo Bank Corp. NYb	1,617,705	11,388,643
United Community Financial Corp.[a]	840,928	3,296,438
United Financial Bancorp Inc.	340,254	6,257,271
Walker & Dunlop Inc.[a,b]	281,208	4,597,751
Waterstone Financial Inc.[a]	139,505	1,449,457
Westfield Financial Inc.	309,937	2,309,031
WSFS Financial Corp.	133,907	9,564,977

		475,997,959
TOBACCO — 0.17%
Alliance One International Inc.[a]	1,491,441	4,355,008
Universal Corp.[b]	367,186	20,522,026
Vector Group Ltd.[b]	1,081,649	23,298,719

		48,175,753
TRADING COMPANIES & DISTRIBUTORS — 0.96%
Aceto Corp.	471,737	9,477,196
Aircastle Ltd.[b]	1,171,613	22,705,860
Applied Industrial Technologies Inc.	720,873	34,774,914
Beacon Roofing Supply Inc.[a,b]	832,851	32,198,020
BlueLinx Holdings Inc.[a]	575,044	747,557
CAI International Inc.[a,b]	296,423	7,312,755
DXP Enterprises Inc.[a]	162,259	15,403,247
H&E Equipment Services Inc.[a]	508,393	20,564,497
Houston Wire & Cable Co.	304,583	3,999,175
Kaman Corp.	462,764	18,825,240
Rush Enterprises Inc. Class Aa,b	593,856	19,288,443
Stock Building Supply Holdings Inc.[a]	136,579	2,775,285
TAL International Group Inc.[b]	579,158	24,828,503
Textainer Group Holdings Ltd.[b]	364,819	13,961,623
Titan Machinery Inc.[a,b]	298,194	4,672,700
Watsco Inc.	439,229	43,883,369

		275,418,384

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.05%
Wesco Aircraft Holdings Inc.[a]	705,232	$15,522,156

		15,522,156
WATER UTILITIES — 0.25%
American States Water Co.	660,129	21,315,565
Artesian Resources Corp. Class A	128,998	2,897,295
California Water Service Group	817,003	19,559,052
Connecticut Water Service Inc.	185,112	6,325,277
Consolidated Water Co. Ltd.[b]	251,508	3,314,876
Middlesex Water Co.	273,862	5,975,669
Pure Cycle Corp.[a,b]	294,216	1,780,007
SJW Corp.	263,770	7,797,041
York Water Co. (The)	224,543	4,580,677

		73,545,459
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	316,874	2,148,406
Leap Wireless International Inc./AT&T Inc.	952,518	2,400,345
NII Holdings Inc.[a,b]	2,971,102	3,535,611
NTELOS Holdings Corp.	265,235	3,580,673
RingCentral Inc. Class Aa,b	150,574	2,725,389
Shenandoah Telecommunications Co.	410,003	13,238,997
USA Mobility Inc.	370,093	6,724,590

		34,354,011

TOTAL COMMON STOCKS (Cost: $31,681,691,508)		28,777,915,514

INVESTMENT COMPANIES — 0.02%

CLOSED-END FUNDS — 0.02%
Capitala Finance Corp.	72,319	1,394,310
Firsthand Technology Value Fund Inc.[a]	154,585	3,300,390

		4,694,700

TOTAL INVESTMENT COMPANIES (Cost: $5,187,008)		4,694,700

RIGHTS — 0.00%

MEDIA — 0.00%
Central European Media Enterprises Ltd.a,b,[d]	22,027	—

		—

TOTAL RIGHTS (Cost: $0)		—

45

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2014

Security	Shares	Value

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	$3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 16.83%

MONEY MARKET FUNDS — 16.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	4,595,616,374	4,595,616,374
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	239,434,319	239,434,319
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	14,659,662	14,659,662

		4,849,710,355

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,849,710,355)		4,849,710,355

TOTAL INVESTMENTS IN SECURITIES — 116.72% (Cost: $36,536,588,871)		33,632,320,572
Other Assets, Less Liabilities — (16.72)%		(4,816,781,991)

NET ASSETS — 100.00%		$28,815,538,581

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.02%
American Science and Engineering Inc.	9,428	$633,279
Astronics Corp.[a]	111,311	7,058,230
Cubic Corp.	10,047	513,100
Erickson Air-Crane Inc.[a],b	19,401	374,633
GenCorp Inc.[a],b	349,621	6,387,576
HEICO Corp.	491,757	29,584,101
Innovative Solutions and Support Inc.[a]	92,200	694,266
Keyw Holding Corp. (The)[a,b]	93,556	1,750,433
LMI Aerospace Inc.[a,b]	8,218	115,874
Moog Inc. Class Aa	30,574	2,002,903
National Presto Industries Inc.	2,955	230,608
Taser International Inc.[a,b]	381,280	6,973,611
Teledyne Technologies Inc.[a]	85,818	8,352,666

		64,671,280
AIR FREIGHT & LOGISTICS — 0.56%
Echo Global Logistics Inc.[a,b]	133,493	2,445,592
Forward Air Corp.	223,809	10,319,833
Hub Group Inc. Class Aa	274,267	10,967,937
Pacer International Inc.[a]	24,555	220,013
Park-Ohio Holdings Corp.[a]	64,527	3,623,191
UTi Worldwide Inc.	481,826	5,102,537
XPO Logistics Inc.[a,b]	95,896	2,820,302

		35,499,405
AIRLINES — 0.64%
Allegiant Travel Co.	111,146	12,440,572
Republic Airways Holdings Inc.[a]	192,030	1,755,154
SkyWest Inc.	19,394	247,467
Spirit Airlines Inc.[a]	446,944	26,548,474

		40,991,667
AUTO COMPONENTS — 1.15%
American Axle & Manufacturing Holdings Inc.[a]	347,996	6,444,886
Cooper Tire & Rubber Co.	54,778	1,331,105
Dana Holding Corp.	97,170	2,261,146
Dorman Products Inc.[a]	187,061	11,047,823
Drew Industries Inc.	170,537	9,243,105
Fox Factory Holding Corp.[a]	35,606	672,953
Gentherm Inc.[a]	260,864	9,057,198
Standard Motor Products Inc.	105,695	3,780,710
Stoneridge Inc.[a]	175,966	1,976,098
Tenneco Inc.[a]	450,921	26,184,983
Tower International Inc.[a]	45,763	1,245,669

		73,245,676
AUTOMOBILES — 0.09%
Winnebago Industries Inc.[a]	208,867	5,720,867

		5,720,867

Security	Shares	Value

BEVERAGES — 0.31%
Boston Beer Co. Inc. (The) Class Aa	61,127	$14,959,611
Coca-Cola Bottling Co. Consolidated	34,215	2,907,591
Craft Brew Alliance Inc.[a]	29,154	445,181
National Beverage Corp.[a]	83,076	1,620,813

		19,933,196
BIOTECHNOLOGY — 8.48%
ACADIA Pharmaceuticals Inc.[a,b]	541,190	13,167,153
Acceleron Pharma Inc.[a]	45,167	1,558,261
Achillion Pharmaceuticals Inc.[a,b]	714,954	2,352,199
Acorda Therapeutics Inc.[a]	300,806	11,403,555
Aegerion Pharmaceuticals Inc.[a,b]	213,266	9,835,828
Agios Pharmaceuticals Inc.[a,b]	43,075	1,686,386
Alnylam Pharmaceuticals Inc.[a]	406,245	27,275,289
AMAG Pharmaceuticals Inc.[a,b]	160,601	3,107,629
Amicus Therapeutics Inc.[a,b]	233,479	483,302
Anacor Pharmaceuticals Inc.[a]	189,785	3,797,598
Arena Pharmaceuticals Inc.[a,b]	1,422,860	8,964,018
Argos Therapeutics Inc.[a]	26,710	267,100
ArQule Inc.[a]	409,443	839,358
Array BioPharma Inc.[a,b]	911,042	4,281,897
Auspex Pharmaceuticals Inc.[a]	51,355	1,579,680
BIND Therapeutics Inc.[a,b]	33,711	403,184
Biotime Inc.[a,b]	270,475	889,863
Bluebird Bio Inc.[a]	43,032	978,548
Cara Therapeutics Inc.[a]	34,364	639,514
Cell Therapeutics Inc.[a,b]	958,366	3,258,444
Celladon Corp.(a)	40,355	481,032
Celldex Therapeutics Inc.[a,b]	618,164	10,922,958
Cellular Dynamics International Inc.[a,b]	24,232	361,784
Cepheid Inc.[a,b]	497,428	25,657,336
Chelsea Therapeutics International Ltd.[a]	578,728	3,194,579
ChemoCentryx Inc.[a,b]	184,393	1,222,526
Chimerix Inc.[a]	61,845	1,412,540
Clovis Oncology Inc.[a]	133,010	9,213,603
Conatus Pharmaceuticals Inc.[a,b]	37,788	307,405
Concert Pharmaceuticals Inc.[a]	42,427	570,643
Coronado Biosciences Inc.[a,b]	257,321	509,496
Curis Inc.[a,b]	480,158	1,354,046
Cytokinetics Inc.[a,b]	193,938	1,842,411
Cytori Therapeutics Inc.[a,b]	368,432	994,766
Dendreon Corp.[a,b]	1,169,335	3,496,312
Dicerna Pharmaceuticals Inc.[a]	22,395	632,659
Durata Therapeutics Inc.[a,b]	95,814	1,289,656
Dyax Corp.[a]	997,818	8,960,406
Dynavax Technologies Corp.[a,b]	1,707,604	3,073,687
Eagle Pharmaceuticals Inc[a]	21,374	272,518
Eleven Biotherapeutics Inc.[a]	29,028	471,124
Emergent BioSolutions Inc.[a]	34,941	882,959
Enanta Pharmaceuticals Inc.[a,b]	26,697	1,067,613
Epizyme Inc.[a,b]	49,943	1,137,202
Esperion Therapeutics Inc.[a,b]	26,724	404,067
Exact Sciences Corp.[a,b]	522,285	7,400,778
Exelixis Inc.[a,b]	1,435,173	5,080,512
Fibrocell Science Inc.[a,b]	165,770	866,977
Five Prime Therapeutics Inc.[a,b]	43,022	845,813
Flexion Therapeutics Inc.[a]	28,834	474,319
Foundation Medicine Inc.[a,b]	43,786	1,417,353
Galena Biopharma Inc.[a,b]	874,420	2,186,050
Genocea Biosciences Inc.[a]	24,772	450,603
Genomic Health Inc.[a,b]	124,701	3,284,624

47

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

GlycoMimetics Inc.[a]	51,355	$838,627
GTx Inc.[a,b]	192,086	293,892
Halozyme Therapeutics Inc.[a]	715,134	9,082,202
Harvard Apparatus Regenerative Technology Inc.[a]	3,419	31,010
Hyperion Therapeutics Inc.[a,b]	61,814	1,594,801
Idenix Pharmaceuticals Inc.[a,b]	733,546	4,423,282
ImmunoGen Inc.[a,b]	482,415	7,202,456
Immunomedics Inc.[a,b]	520,646	2,191,920
Infinity Pharmaceuticals Inc.[a]	355,028	4,221,283
Insmed Inc.[a]	257,639	4,905,447
Insys Therapeutics Inc.[a]	56,105	2,324,409
Intercept Pharmaceuticals Inc.[a,b]	53,141	17,525,370
InterMune Inc.[a,b]	676,794	22,652,295
Intrexon Corp.[a,b]	72,097	1,895,430
Ironwood Pharmaceuticals Inc. Class Aa	788,698	9,716,759
Isis Pharmaceuticals Inc.[a,b]	832,529	35,973,578
KaloBios Pharmaceuticals Inc.[a,b]	88,064	238,653
Karyopharm Therapeutics Inc.[a,b]	49,815	1,538,785
Keryx Biopharmaceuticals Inc.[a,b]	661,567	11,273,102
Kindred Biosciences Inc.[a]	55,022	1,019,558
Kythera Biopharmaceuticals Inc.[a,b]	86,750	3,449,180
Lexicon Pharmaceuticals Inc.[a,b]	1,569,955	2,716,022
Ligand Pharmaceuticals Inc. Class Ba,b	132,115	8,886,055
MacroGenics Inc.[a]	39,479	1,098,701
MannKind Corp.[a,b]	1,096,705	4,408,754
MEI Pharma Inc.[a,b]	89,173	992,495
Merrimack Pharmaceuticals Inc.[a,b]	710,898	3,582,926
MiMedx Group Inc.[a]	678,799	4,161,038
Momenta Pharmaceuticals Inc.[a]	293,808	3,422,863
Nanosphere Inc.[a,b]	401,611	863,464
Navidea Biopharmaceuticals Inc.[a,b]	741,162	1,371,150
Neurocrine Biosciences Inc.[a,b]	558,899	8,998,274
NewLink Genetics Corp.[a,b]	136,250	3,869,500
Novavax Inc.[a,b]	1,385,162	6,274,784
NPS Pharmaceuticals Inc.[a,b]	478,374	14,317,734
OncoGenex Pharmaceutical Inc.[a,b]	107,462	1,263,753
OncoMed Pharmaceuticals Inc.[a,b]	29,622	996,780
Onconova Therapeutics Inc.[a]	37,425	237,274
Ophthotech Corp.[a,b]	59,912	2,141,255
Opko Health Inc.[a,b]	1,399,933	13,047,376
Orexigen Therapeutics Inc.[a,b]	827,191	5,376,741
Osiris Therapeutics Inc.[a,b]	125,369	1,646,095
OvaScience Inc.[a,b]	88,260	789,044
PDL BioPharma Inc.	1,189,415	9,884,039
Peregrine Pharmaceuticals Inc.[a,b]	1,308,757	2,486,638
Portola Pharmaceuticals Inc.[a,b]	80,716	2,090,544
Progenics Pharmaceuticals Inc.[a,b]	408,491	1,670,728
PTC Therapeutics Inc.[a,b]	72,183	1,886,864
Puma Biotechnology Inc.[a]	172,468	17,960,818
Raptor Pharmaceutical Corp.[a,b]	444,066	4,440,660
Receptos Inc.[a,b]	54,072	2,267,780
Regulus Therapeutics Inc.[a,b]	75,239	678,656
Repligen Corp.[a,b]	235,044	3,022,666
Retrophin Inc.[a]	121,170	2,577,286
Sangamo BioSciences Inc.[a,b]	494,553	8,941,518
Sarepta Therapeutics Inc.[a,b]	280,043	6,729,433
SIGA Technologies Inc.[a,b]	255,544	792,186
Stemline Therapeutics Inc.[a,b]	70,948	1,444,501
Sunesis Pharmaceuticals Inc.[a,b]	279,446	1,847,138
Synageva BioPharma Corp.[a,b]	153,013	12,695,489
Synergy Pharmaceuticals Inc.[a,b]	599,071	3,181,067
Synta Pharmaceuticals Corp.[a,b]	369,431	1,592,248
TESARO Inc.[a]	109,729	3,234,811
Tetralogic Pharmaceuticals Corp.	22,887	146,019
Tetraphase Pharmaceuticals Inc.[a]	103,666	1,128,923

Security	Shares	Value

TG Therapeutics Inc.[a,b]	133,483	$921,033
Threshold Pharmaceuticals Inc.[a,b]	354,414	1,687,011
Trevena Inc.[a]	47,063	369,915
Ultragenyx Pharmaceutical Inc.[a]	42,263	2,066,238
Vanda Pharmaceuticals Inc.[a,b]	245,230	3,984,987
Verastem Inc.[a,b]	127,521	1,375,952
Vical Inc.[a,b]	507,985	655,301
Xencor Inc.	93,387	1,095,429
XOMA Corp.[a,b]	502,247	2,616,707
ZIOPHARM Oncology Inc.[a,b]	595,800	2,728,764

		539,564,629
BUILDING PRODUCTS — 1.00%
AAON Inc.	208,841	5,820,399
American Woodmark Corp.[a]	77,881	2,621,474
Apogee Enterprises Inc.	152,180	5,056,941
Builders FirstSource Inc.[a]	334,935	3,051,258
Continental Building Products Inc.[a]	65,850	1,240,614
Insteel Industries Inc.	127,151	2,501,060
NCI Building Systems Inc.[a]	130,885	2,285,252
Norcraft Companies Inc.[a]	25,948	439,300
Nortek Inc.[a]	67,039	5,511,276
Patrick Industries Inc.[a]	49,075	2,175,495
PGT Inc.[a]	248,674	2,862,238
Ply Gem Holdings Inc.[a]	103,524	1,307,508
Simpson Manufacturing Co. Inc.	24,339	859,897
Trex Co. Inc.[a,b]	127,444	9,323,803
USG Corp.[a,b]	568,429	18,598,997

		63,655,512
CAPITAL MARKETS — 1.58%
BGC Partners Inc. Class A	938,272	6,136,299
Cohen & Steers Inc.[b]	139,872	5,573,899
Diamond Hill Investment Group Inc.	20,722	2,723,700
Evercore Partners Inc. Class A	234,448	12,953,252
Financial Engines Inc.	362,518	18,408,664
FXCM Inc. Class A	272,405	4,023,422
GAMCO Investors Inc. Class A	45,030	3,496,579
Greenhill & Co. Inc.	209,022	10,864,963
HFF Inc. Class A	208,443	7,005,769
ICG Group Inc.[a]	17,811	363,701
INTL FCStone Inc.[a]	32,511	611,532
KCG Holdings Inc. Class Aa	227,474	2,713,765
Ladenburg Thalmann Financial Services Inc.[a]	753,696	2,276,162
Main Street Capital Corp.	18,956	622,894
Marcus & Millichap Inc.[a]	14,733	262,837
Pzena Investment Management Inc. Class A	83,151	978,687
RCS Capital Corp. Class A	2,600	101,192
Silvercrest Asset Management Group Inc.	6,927	126,695
Virtus Investment Partners Inc.[a]	50,089	8,673,912
Westwood Holdings Group Inc.	51,211	3,210,418
WisdomTree Investments Inc.[a,b]	744,983	9,774,177

		100,902,519
CHEMICALS — 2.69%
Advanced Emissions Solutions Inc.[a]	158,255	3,883,578
American Vanguard Corp.	212,339	4,597,139
Arabian American Development Co.[a]	133,404	1,447,433
Balchem Corp.	220,058	11,469,423
Calgon Carbon Corp.[a]	399,589	8,723,028
Chase Corp.	14,998	472,887

48

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Chemtura Corp.[a]	728,882	$18,433,426
Ferro Corp.[a]	538,675	7,358,300
Flotek Industries Inc.[a,b]	353,329	9,840,213
FutureFuel Corp.	38,366	778,830
H.B. Fuller Co.	372,933	18,005,205
Hawkins Inc.	69,008	2,535,354
Innophos Holdings Inc.	163,445	9,267,331
Innospec Inc.	164,246	7,428,847
KMG Chemicals Inc.	48,846	765,905
Koppers Holdings Inc.	152,865	6,302,624
Landec Corp.[a]	193,981	2,164,828
LSB Industries Inc.[a]	78,434	2,935,000
Marrone Bio Innovations Inc.[a,b]	24,407	340,966
Olin Corp.[b]	395,966	10,932,621
OM Group Inc.	15,202	505,010
OMNOVA Solutions Inc.[a]	352,112	3,654,923
Penford Corp.[a]	11,452	164,451
PolyOne Corp.	736,556	27,002,143
Quaker Chemical Corp.	23,571	1,858,102
Stepan Co.	83,534	5,392,955
Taminco Corp.[a]	102,434	2,152,138
Tredegar Corp.	69,000	1,587,690
Zep Inc.	62,535	1,106,870

		171,107,220
COMMERCIAL BANKS — 0.40%
Bank of the Ozarks Inc.	164,425	11,190,765
Cascade Bancorp[a,b]	4,336	24,282
First Financial Bankshares Inc.	158,782	9,811,140
Home Bancshares Inc.	89,565	3,082,827
Investors Bancorp Inc.	41,780	1,154,799
Penns Woods Bancorp Inc.	2,261	110,292

		25,374,105
COMMERCIAL SERVICES & SUPPLIES — 2.04%
Acorn Energy Inc.[b]	163,558	554,462
Brink’s Co. (The)	253,037	7,224,206
Casella Waste Systems Inc. Class Aa	256,400	1,310,204
CECO Environmental Corp.	65,164	1,081,071
Cenveo Inc.[a]	198,934	604,759
Deluxe Corp.	245,152	12,863,125
EnerNOC Inc.[a]	66,535	1,482,400
G&K Services Inc. Class A	24,078	1,472,851
Healthcare Services Group Inc.	507,347	14,743,504
Heritage-Crystal Clean Inc.[a,b]	59,253	1,074,257
Herman Miller Inc.	434,649	13,965,272
HNI Corp.	318,888	11,658,545
InnerWorkings Inc.[a,b]	330,224	2,529,516
Interface Inc.	439,967	9,041,322
Knoll Inc.	242,526	4,411,548
McGrath RentCorp	90,791	3,174,053
Mobile Mini Inc.	27,496	1,192,227
MSA Safety Inc.	211,042	12,029,394
Multi-Color Corp.	56,529	1,978,515
Performant Financial Corp.[a]	163,638	1,480,924
SP Plus Corp.[a]	73,568	1,932,631
Steelcase Inc. Class A	70,386	1,169,112
Team Inc.[a]	151,934	6,511,891
Tetra Tech Inc.[a]	36,606	1,083,172
UniFirst Corp.	59,768	6,570,894
US Ecology Inc.	158,934	5,899,630

Security	Shares	Value

West Corp.	105,381	$2,521,767

		129,561,252
COMMUNICATIONS EQUIPMENT — 2.16%
ADTRAN Inc.	284,367	6,941,398
Alliance Fiber Optic Products Inc.[b]	84,284	1,219,589
Applied Optoelectronics Inc.[a,b]	20,860	514,616
ARRIS Group Inc.[a]	761,713	21,465,072
Aruba Networks Inc.[a,b]	791,150	14,834,062
CalAmp Corp.[a]	261,111	7,277,164
Calix Inc.[a]	253,579	2,137,671
Ciena Corp.[a,b]	557,098	12,668,409
Infinera Corp.[a]	816,078	7,409,988
InterDigital Inc.	304,117	10,069,314
Ixia[a]	416,268	5,203,350
KVH Industries Inc.[a]	96,139	1,265,189
Oplink Communications Inc.[a]	12,261	220,208
ParkerVision Inc.[a,b]	660,646	3,171,101
PCTEL Inc.	19,482	170,078
Plantronics Inc.	294,969	13,111,372
Procera Networks Inc.[a]	27,993	290,847
Ruckus Wireless Inc.[a]	346,056	4,208,041
ShoreTel Inc.[a]	53,046	456,196
Sonus Networks Inc.[a]	110,606	372,742
TESSCO Technologies Inc.	2,731	102,030
Ubiquiti Networks Inc.[a,b]	94,165	4,281,683
ViaSat Inc.[a,b]	293,264	20,246,947

		137,637,067
COMPUTERS & PERIPHERALS — 0.37%
Cray Inc.[a,b]	151,030	5,636,440
Electronics For Imaging Inc.[a]	184,147	7,975,407
Fusion-io Inc.[a]	422,322	4,442,827
Immersion Corp.[a]	195,136	2,058,685
Silicon Graphics International Corp.[a,b]	252,008	3,094,658
Violin Memory Inc.[a,b]	51,489	205,956

		23,413,973
CONSTRUCTION & ENGINEERING — 0.55%
Aegion Corp.[a]	33,536	848,796
Comfort Systems USA Inc.	70,285	1,071,143
Dycom Industries Inc.[a]	92,069	2,910,301
Furmanite Corp.[a]	176,451	1,732,749
Great Lakes Dredge & Dock Corp.[a]	39,161	357,540
MasTec Inc.[a,b]	440,376	19,129,934
Pike Corp.[a]	103,155	1,109,948
Primoris Services Corp.	261,493	7,839,560
Sterling Construction Co. Inc.[a]	12,832	111,253

		35,111,224
CONSTRUCTION MATERIALS — 0.37%
Headwaters Inc.[a]	541,950	7,159,160
Texas Industries Inc.[a,b]	150,376	13,476,697
United States Lime & Minerals Inc.	13,340	751,042
US Concrete Inc.[a]	104,360	2,452,460

		23,839,359
CONSUMER FINANCE — 0.87%
Consumer Portfolio Services Inc.[a]	78,853	539,355

49

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Credit Acceptance Corp.[a]	52,489	$7,461,311
Encore Capital Group Inc.[a]	145,378	6,643,775
First Cash Financial Services Inc.[a]	216,409	10,919,998
JGWPT Holdings Inc. Class Aa	36,281	662,491
Portfolio Recovery Associates Inc.[a,b]	375,907	21,749,979
Regional Management Corp.[a]	20,011	493,471
Springleaf Holdings Inc.[a,b]	79,029	1,987,579
World Acceptance Corp.[a,b]	63,723	4,784,323

		55,242,282
CONTAINERS & PACKAGING — 0.41%
AEP Industries Inc.[a]	32,870	1,219,477
Berry Plastics Group Inc.[a]	410,591	9,505,182
Graphic Packaging Holding Co.[a]	1,454,646	14,779,203
Myers Industries Inc.	27,435	546,505

		26,050,367
DISTRIBUTORS — 0.35%
Core-Mark Holding Co. Inc.	11,411	828,439
Pool Corp.	345,315	21,174,716
Weyco Group Inc.	3,471	93,786

		22,096,941
DIVERSIFIED CONSUMER SERVICES — 1.54%
American Public Education Inc.[a]	130,797	4,588,359
Ascent Media Corp. Class Aa	13,429	1,014,561
Bright Horizons Family Solutions Inc.[a]	88,580	3,464,364
Capella Education Co.	82,277	5,195,793
Carriage Services Inc.	118,223	2,156,388
Education Management Corp.[a,b]	175,936	856,808
Grand Canyon Education Inc.[a]	336,652	15,721,648
Hillenbrand Inc.	407,516	13,174,992
Houghton Mifflin Harcourt Co.[a]	107,142	2,178,197
ITT Educational Services Inc.[a,b]	173,947	4,988,800
JTH Holding Inc. Class Aa	30,555	847,596
K12 Inc.[a,b]	201,699	4,568,482
LifeLock Inc.[a,b]	475,321	8,132,742
Lincoln Educational Services Corp.	53,827	202,928
Matthews International Corp. Class A	90,487	3,692,774
Sotheby’s	506,135	22,042,179
Steiner Leisure Ltd.[a]	33,594	1,553,722
Strayer Education Inc.[a]	80,669	3,745,462

		98,125,795
DIVERSIFIED FINANCIAL SERVICES — 0.26%
MarketAxess Holdings Inc.	278,014	16,463,989

		16,463,989
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.78%
8x8 Inc.[a,b]	646,281	6,986,298
Atlantic Tele-Network Inc.	71,589	4,719,147
Cbeyond Inc.[a]	9,507	68,926
Cincinnati Bell Inc.[a]	494,248	1,710,098
Cogent Communications Group Inc.	350,065	12,437,809
Consolidated Communications Holdings Inc.	297,389	5,950,754
Fairpoint Communications Inc.[a,b]	129,891	1,766,518
General Communication Inc. Class Aa	230,650	2,631,717
Hickory Tech Corp.	99,534	1,273,040
IDT Corp. Class B	108,380	1,805,611

Security	Shares	Value

inContact Inc.[a]	372,644	$3,577,382
Inteliquent Inc.	93,855	1,363,713
Lumos Networks Corp.	115,990	1,550,786
magicJack VocalTec Ltd.[a,b]	92,054	1,954,306
Premiere Global Services Inc.[a]	69,797	841,752
Straight Path Communications Inc. Class Ba	52,686	387,769
Towerstream Corp.[a]	373,467	877,647

		49,903,273
ELECTRIC UTILITIES — 0.02%
UNS Energy Corp.	18,816	1,129,524

		1,129,524
ELECTRICAL EQUIPMENT — 2.02%
Acuity Brands Inc.	317,526	42,094,422
AZZ Inc.	189,730	8,477,136
Capstone Turbine Corp.[a,b]	2,244,710	4,781,232
Encore Wire Corp.	18,762	910,145
EnerSys Inc.	117,190	8,120,095
Enphase Energy Inc.[a,b]	116,904	860,413
Franklin Electric Co. Inc.	333,314	14,172,511
FuelCell Energy Inc.[a,b]	1,468,522	3,641,935
Generac Holdings Inc.	382,085	22,531,552
General Cable Corp.	27,313	699,486
Polypore International Inc.[a,b]	345,907	11,833,479
Power Solutions International Inc.[a,b]	15,936	1,197,909
PowerSecure International Inc.[a,b]	159,918	3,748,478
Preformed Line Products Co.	1,930	132,302
Revolution Lighting Technologies Inc.[a,b]	203,804	641,983
Thermon Group Holdings Inc.[a]	201,978	4,681,850

		128,524,928
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.93%
Anixter International Inc.	117,163	11,894,388
Badger Meter Inc.	106,701	5,879,225
Belden Inc.	289,239	20,131,034
Cognex Corp.[a]	644,178	21,811,867
Coherent Inc.[a]	153,255	10,015,214
Control4 Corp.[a,b]	14,279	302,858
Daktronics Inc.	55,939	804,962
DTS Inc.[a]	128,489	2,538,943
Electro Rent Corp.	71,100	1,250,649
FARO Technologies Inc.[a]	115,693	6,131,729
FEI Co.	309,443	31,878,818
InvenSense Inc.[a,b]	419,398	9,927,151
Littelfuse Inc.	148,019	13,860,499
Maxwell Technologies Inc.[a,b]	216,483	2,796,960
Measurement Specialties Inc.[a]	100,658	6,829,645
Mesa Laboratories Inc.	19,380	1,749,045
Methode Electronics Inc.	155,263	4,760,364
MTS Systems Corp.	117,682	8,060,040
Neonode Inc.[a,b]	200,207	1,139,178
OSI Systems Inc.[a]	136,920	8,196,031
RealD Inc.[a]	257,561	2,876,956
Rofin-Sinar Technologies Inc.[a]	14,531	348,163
Rogers Corp.[a]	51,843	3,236,040
Uni-Pixel Inc.[a,b]	74,021	567,001
Universal Display Corp.[a,b]	298,280	9,518,115
Viasystems Group Inc.[a]	2,033	25,453

		186,530,328

50

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.58%
CARBO Ceramics Inc.	63,705	$8,790,653
CHC Group Ltd.[a]	73,668	544,407
Forum Energy Technologies Inc.[a]	146,275	4,531,599
Geospace Technologies Corp.[a,b]	96,174	6,363,834
Hornbeck Offshore Services Inc.[a]	14,142	591,277
ION Geophysical Corp.[a]	212,607	895,075
Matrix Service Co.[a]	30,927	1,044,714
Newpark Resources Inc.[a]	514,225	5,887,876
North Atlantic Drilling Ltd.	141,158	1,247,837
Nuverra Environmental Solutions Inc.[a,b]	5,568	112,975
PHI Inc.[a]	5,699	252,124
RigNet Inc.[a]	87,249	4,696,614
SEACOR Holdings Inc.[a]	12,356	1,067,805
TGC Industries Inc.[a]	100,704	599,189

		36,625,979
FOOD & STAPLES RETAILING — 1.61%
Casey’s General Stores Inc.	284,125	19,204,009
Chefs’ Warehouse Inc. (The)[a,b]	124,054	2,654,756
Fairway Group Holdings Corp.[a,b]	47,713	364,527
Natural Grocers by Vitamin Cottage Inc.[a,b]	66,448	2,901,120
Pantry Inc. (The)[a]	11,527	176,824
PriceSmart Inc.	139,936	14,123,740
Rite Aid Corp.[a]	3,285,402	20,599,471
SUPERVALU Inc.[a]	1,113,005	7,612,954
Susser Holdings Corp.[a,b]	134,339	8,392,157
United Natural Foods Inc.[a]	365,543	25,924,310
Village Super Market Inc. Class A	30,173	796,567

		102,750,435
FOOD PRODUCTS — 2.14%
Alico Inc.	18,592	700,918
Annie’s Inc.[a,b]	101,905	4,095,562
B&G Foods Inc. Class A	391,962	11,801,976
Boulder Brands Inc.[a,b]	417,951	7,364,297
Cal-Maine Foods Inc.	94,321	5,921,472
Calavo Growers Inc.	91,662	3,261,334
Darling International Inc.[a]	313,245	6,271,165
Farmer Bros. Co.[a,b]	43,290	852,813
Hain Celestial Group Inc.[a,b]	284,664	26,038,216
Inventure Foods Inc.[a]	102,958	1,439,353
J&J Snack Foods Corp.	110,794	10,632,900
Lancaster Colony Corp.	137,250	13,645,395
Lifeway Foods Inc.	34,589	508,458
Limoneira Co.	74,498	1,689,615
Omega Protein Corp.[a]	11,635	140,435
Pilgrim’s Pride Corp.[a]	448,220	9,376,762
Sanderson Farms Inc.[b]	170,656	13,394,789
Seaboard Corp.[a]	191	500,697
Snyders-Lance Inc.	52,491	1,479,721
Tootsie Roll Industries Inc.[b]	141,023	4,222,225
TreeHouse Foods Inc.[a]	175,219	12,614,016

		135,952,119
GAS UTILITIES — 0.04%
South Jersey Industries Inc.	44,872	2,516,871

		2,516,871

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 5.38%
Abaxis Inc.[a]	164,824	$6,408,357
ABIOMED Inc.[a,b]	288,624	7,515,769
Accuray Inc.[a,b]	546,799	5,249,270
Align Technology Inc.[a]	542,134	28,077,120
Analogic Corp.	40,932	3,360,927
Anika Therapeutics Inc.[a]	52,211	2,145,872
Antares Pharma Inc.[a,b]	838,470	2,934,645
ArthroCare Corp.[a]	170,582	8,220,347
AtriCure Inc.[a]	179,613	3,378,521
Atrion Corp.	11,697	3,580,920
Biolase Inc.[a,b]	244,179	588,471
Cantel Medical Corp.	242,109	8,163,916
Cardiovascular Systems Inc.[a]	194,093	6,170,217
Cerus Corp.[a,b]	520,639	2,499,067
CryoLife Inc.	16,078	160,137
Cyberonics Inc.[a]	204,922	13,371,161
Cynosure Inc. Class Aa	48,139	1,410,473
DexCom Inc.[a]	524,065	21,675,328
Endologix Inc.[a]	467,935	6,022,323
Exactech Inc.[a]	13,449	303,409
GenMark Diagnostics Inc.[a,b]	262,676	2,610,999
Globus Medical Inc. Class Aa	405,075	10,770,944
Haemonetics Corp.[a]	378,232	12,326,581
HeartWare International Inc.[a,b]	121,210	11,367,074
ICU Medical Inc.[a]	86,638	5,187,883
Inogen Inc.[a]	28,476	470,139
Insulet Corp.[a]	396,176	18,786,666
Integra LifeSciences Holdings Corp.[a]	91,961	4,229,286
LDR Holding Corp.[a,b]	27,349	938,891
Masimo Corp.[a]	361,229	9,865,164
Medical Action Industries Inc.[a]	42,386	295,430
Meridian Bioscience Inc.[b]	308,980	6,732,674
Natus Medical Inc.[a]	133,313	3,439,475
Neogen Corp.[a]	266,079	11,960,251
NuVasive Inc.[a]	70,965	2,725,766
NxStage Medical Inc.[a]	441,050	5,618,977
Oxford Immunotec Global PLC[a]	34,544	693,298
PhotoMedex Inc.[a,b]	32,220	510,043
Quidel Corp.[a,b]	208,310	5,686,863
Rockwell Medical Technologies Inc.[a,b]	46,328	586,513
Spectranetics Corp.[a]	298,348	9,042,928
Staar Surgical Co.[a]	255,608	4,805,430
Steris Corp.	436,938	20,863,790
SurModics Inc.[a]	101,654	2,297,380
Tandem Diabetes Care Inc.[a,b]	51,556	1,138,872
TearLab Corp.[a,b]	214,382	1,449,222
Thoratec Corp.[a]	425,091	15,222,509
Unilife Corp.[a,b]	763,532	3,107,575
Utah Medical Products Inc.	24,257	1,402,782
Vascular Solutions Inc.[a]	121,140	3,172,657
Veracyte Inc.[a]	32,142	550,592
Volcano Corp.[a,b]	406,037	8,002,989
West Pharmaceutical Services Inc.	512,695	22,584,215
Zeltiq Aesthetics Inc.[a]	132,505	2,598,423

		342,278,531
HEALTH CARE PROVIDERS & SERVICES — 3.24%
Acadia Healthcare Co. Inc.[a,b]	262,626	11,849,685
Addus HomeCare Corp.[a]	4,382	101,005
Air Methods Corp.[a]	288,206	15,398,847
Alliance HealthCare Services Inc.[a]	14,312	479,881

51

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

AMN Healthcare Services Inc.[a]	341,573	$4,693,213
AmSurg Corp.[a]	68,618	3,230,535
Bio-Reference Laboratories Inc.[a,b]	181,412	5,021,484
BioScrip Inc.[a]	101,655	709,552
Capital Senior Living Corp.[a]	212,434	5,521,160
Centene Corp.[a]	403,403	25,111,837
Chemed Corp.[b]	130,762	11,696,661
Chindex International Inc.[a]	19,053	363,531
CorVel Corp.[a]	83,949	4,177,302
Emeritus Corp.[a]	298,542	9,386,160
Ensign Group Inc. (The)	137,212	5,987,932
ExamWorks Group Inc.[a,b]	238,227	8,340,327
Gentiva Health Services Inc.[a]	234,838	2,141,723
Hanger Inc.[a]	111,578	3,757,947
HealthSouth Corp.	541,156	19,443,735
Healthways Inc.[a,b]	168,647	2,890,610
IPC The Hospitalist Co. Inc.[a,b]	123,656	6,069,036
Landauer Inc.	71,103	3,223,099
Molina Healthcare Inc.[a,b]	211,024	7,926,061
MWI Veterinary Supply Inc.[a]	94,890	14,766,782
National Research Corp. Class Aa	28,305	469,580
Owens & Minor Inc.[b]	100,131	3,507,589
Providence Service Corp. (The)[a]	79,745	2,255,189
Skilled Healthcare Group Inc. Class Aa	134,904	710,944
Surgical Care Affiliates Inc.[a,b]	40,748	1,253,001
Team Health Holdings Inc.[a]	509,158	22,784,821
Triple-S Management Corp. Class Ba	9,686	156,332
U.S. Physical Therapy Inc.	90,495	3,128,412

		206,553,973
HEALTH CARE TECHNOLOGY — 1.74%
athenahealth Inc.[a,b]	272,348	43,641,044
Computer Programs and Systems Inc.	82,302	5,316,709
HealthStream Inc.[a]	149,334	3,987,218
HMS Holdings Corp.[a]	650,342	12,389,015
MedAssets Inc.[a]	451,762	11,163,039
Medidata Solutions Inc.[a]	394,185	21,420,013
Merge Healthcare Inc.[a]	478,323	1,167,108
Omnicell Inc.[a]	153,412	4,390,651
Quality Systems Inc.	294,036	4,963,328
Vocera Communications Inc.[a]	133,724	2,183,713

		110,621,838
HOTELS, RESTAURANTS & LEISURE — 3.97%
BJ’s Restaurants Inc.[a]	182,481	5,968,953
Bloomin’ Brands Inc.[a]	410,159	9,884,832
Bob Evans Farms Inc.	20,571	1,029,167
Boyd Gaming Corp.[a,b]	514,013	6,784,972
Bravo Brio Restaurant Group Inc.[a]	137,317	1,937,543
Buffalo Wild Wings Inc.[a]	139,037	20,702,609
Caesars Entertainment Corp.[a]	264,678	5,031,529
Cheesecake Factory Inc. (The)	395,268	18,826,615
Churchill Downs Inc.	101,962	9,309,131
Chuy’s Holdings Inc.[a]	120,890	5,215,195
ClubCorp Holdings Inc.	73,167	1,382,856
Cracker Barrel Old Country Store Inc.	145,672	14,165,145
Del Frisco’s Restaurant Group Inc.[a]	34,653	966,819
Denny’s Corp.[a]	530,278	3,409,687
Diamond Resorts International Inc.[a]	62,301	1,056,002
DineEquity Inc.	64,547	5,039,184
Diversified Restaurant Holdings Inc.[a]	78,538	392,690
Einstein Noah Restaurant Group Inc.	42,230	695,106
Fiesta Restaurant Group Inc.[a]	165,439	7,542,364

Security	Shares	Value

Ignite Restaurant Group Inc.[a,b]	52,752	$742,221
Interval Leisure Group Inc.	293,181	7,663,751
Intrawest Resorts Holdings Inc.[a]	63,607	829,435
Jack in the Box Inc.[a]	247,907	14,611,638
Jamba Inc.[a]	121,828	1,461,327
Krispy Kreme Doughnuts Inc.[a,b]	485,608	8,609,830
Life Time Fitness Inc.[a,b]	168,256	8,093,114
Monarch Casino & Resort Inc.[a]	33,767	625,702
Morgans Hotel Group Co.[a]	80,196	644,776
Multimedia Games Holding Co. Inc.[a]	213,555	6,201,637
Nathan’s Famous Inc.[a]	19,909	975,342
Noodles & Co.[a,b]	34,810	1,373,951
Papa John’s International Inc.	237,582	12,380,398
Pinnacle Entertainment Inc.[a]	392,471	9,301,563
Popeyes Louisiana Kitchen Inc.[a]	176,300	7,164,832
Potbelly Corp.[a,b]	49,329	881,509
Red Robin Gourmet Burgers Inc.[a]	91,588	6,565,028
Ruth’s Hospitality Group Inc.	267,118	3,229,457
Scientific Games Corp. Class Aa	266,790	3,663,027
Sonic Corp.[a]	331,112	7,546,042
Texas Roadhouse Inc.	462,879	12,071,884
Vail Resorts Inc.	266,177	18,552,537

		252,529,400
HOUSEHOLD DURABLES — 1.13%
Beazer Homes USA Inc.[a,b]	106,143	2,131,351
Blyth Inc.[b]	68,152	731,271
Cavco Industries Inc.[a]	46,781	3,669,970
Ethan Allen Interiors Inc.[b]	158,652	4,037,693
EveryWare Global Inc.[a]	71,651	326,729
Hovnanian Enterprises Inc. Class Aa,b	585,111	2,767,575
Installed Building Products Inc.[a]	45,907	640,403
iRobot Corp.[a,b]	208,839	8,572,841
KB Home	619,548	10,526,121
La-Z-Boy Inc.	102,181	2,769,105
LGI Homes Inc.[a]	41,700	719,325
Libbey Inc.[a]	156,201	4,061,226
M.D.C. Holdings Inc.	57,684	1,631,304
M/I Homes Inc.[a]	49,899	1,118,736
Meritage Homes Corp.[a]	237,224	9,934,941
New Home Co. Inc. (The)[a]	37,635	535,922
Ryland Group Inc. (The)	341,996	13,655,900
TRI Pointe Homes Inc.[a,b]	5,726	92,933
UCP Inc.[a]	16,390	246,833
Universal Electronics Inc.[a]	10,795	414,420
WCI Communities Inc.[a]	28,203	557,291
William Lyon Homes Class Aa	100,907	2,786,042

		71,927,932
HOUSEHOLD PRODUCTS — 0.37%
Central Garden & Pet Co. Class Aa	38,325	316,948
Oil-Dri Corp. of America	8,940	308,788
Orchids Paper Products Co.	38,196	1,168,797
Spectrum Brands Holdings Inc.	159,440	12,707,368
WD-40 Co.	114,297	8,866,018

		23,367,919
INDUSTRIAL CONGLOMERATES — 0.14%
Raven Industries Inc.	269,666	8,831,562

		8,831,562

52

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

INSURANCE — 0.59%
Ambac Financial Group Inc.[a]	61,428	$1,906,111
American Equity Investment Life Holding Co.	35,628	841,533
AmTrust Financial Services Inc.[b]	184,926	6,955,067
Argo Group International Holdings Ltd.	67,889	3,116,105
Blue Capital Reinsurance Holdings Ltd.[a]	7,389	128,495
Crawford & Co. Class B	71,141	776,148
eHealth Inc.[a]	136,555	6,936,994
Employers Holdings Inc.	159,300	3,222,639
Enstar Group Ltd.[a]	24,977	3,404,615
Fidelity & Guaranty Life	8,526	201,214
Greenlight Capital Re Ltd. Class Aa	50,415	1,653,612
Hallmark Financial Services Inc.[a]	7,410	61,577
HCI Group Inc.	72,212	2,628,517
Health Insurance Innovations Inc.[a,b]	33,753	349,006
Infinity Property and Casualty Corp.	42,324	2,862,372
Maiden Holdings Ltd.	47,469	592,413
Meadowbrook Insurance Group Inc.	20,806	121,299
National Interstate Corp.	13,259	355,474
Third Point Reinsurance Ltd.[a]	50,937	807,351
Tower Group International Ltd.[b]	31,567	85,231
United Fire Group Inc.	12,478	378,707
Universal Insurance Holdings Inc.	18,865	239,586

		37,624,066
INTERNET & CATALOG RETAIL — 0.68%
1-800-FLOWERS.COM Inc. Class Aa	146,372	824,074
Blue Nile Inc.[a]	92,483	3,218,408
HSN Inc.	250,775	14,978,791
NutriSystem Inc.	214,537	3,233,073
Orbitz Worldwide Inc.[a]	174,403	1,367,320
Overstock.com Inc.[a,b]	83,895	1,652,732
PetMed Express Inc.	150,967	2,024,467
RetailMeNot Inc.[a]	52,581	1,682,592
Shutterfly Inc.[a,b]	281,574	12,017,578
Valuevision Media Inc. Class Aa	248,317	1,206,821
Vitacost.com Inc.[a]	160,989	1,141,412

		43,347,268
INTERNET SOFTWARE & SERVICES — 4.86%
Angie’s List Inc.[a,b]	179,140	2,181,925
Bazaarvoice Inc.[a,b]	203,765	1,487,485
Benefitfocus Inc.[a,b]	27,823	1,306,846
Blucora Inc.[a]	192,565	3,791,605
Brightcove Inc.[a,b]	212,086	2,084,805
Carbonite Inc.[a]	90,495	922,144
Care.com Inc.[a]	44,149	730,666
ChannelAdvisor Corp.[a,b]	47,016	1,774,384
Chegg Inc.[a,b]	76,574	536,018
comScore Inc.[a]	263,994	8,656,363
Constant Contact Inc.[a]	228,177	5,581,209
Conversant Inc.[a]	495,000	13,934,250
Cornerstone OnDemand Inc.[a,b]	299,306	14,327,778
CoStar Group Inc.[a,b]	211,562	39,507,088
Cvent Inc.[a,b]	34,832	1,259,177
Dealertrack Technologies Inc.[a]	286,998	14,117,432
Demandware Inc.[a]	136,811	8,764,113
Dice Holdings Inc.[a]	282,859	2,110,128
E2open Inc.[a,b]	121,764	2,869,978
eGain Corp.[a,b]	95,716	675,755
Endurance International Group Holdings Inc.[a,b]	119,120	1,549,751

Security	Shares	Value

Envestnet Inc.[a,b]	176,137	$7,077,185
Global Eagle Entertainment Inc.[a,b]	209,196	3,301,113
Gogo Inc.[a,b]	45,973	944,285
j2 Global Inc.	340,459	17,039,973
Liquidity Services Inc.[a,b]	184,848	4,815,290
LivePerson Inc.[a]	408,777	4,933,938
LogMeIn Inc.[a]	180,315	8,094,340
Marin Software Inc.[a,b]	67,229	710,611
Marketo Inc.[a,b]	56,019	1,830,141
Millennial Media Inc.[a,b]	266,365	1,843,246
Move Inc.[a]	296,564	3,428,280
Net Element Inc.[a,b]	16,446	57,068
NIC Inc.	480,985	9,287,820
OpenTable Inc.[a,b]	168,937	12,996,323
Perficient Inc.[a]	32,109	581,815
Reis Inc.[a,b]	61,026	1,101,519
Rocket Fuel Inc.[a,b]	28,761	1,233,272
SciQuest Inc.[a,b]	170,088	4,594,927
Shutterstock Inc.[a,b]	38,281	2,779,583
Spark Networks Inc.[a]	128,778	673,509
SPS Commerce Inc.[a]	119,318	7,332,091
Stamps.com Inc.[a]	101,803	3,416,509
Support.com Inc.[a]	389,609	993,503
Textura Corp.[a,b]	29,949	755,014
Travelzoo Inc.[a]	59,432	1,360,993
Tremor Video Inc.[a,b]	40,562	167,115
Trulia Inc.[a,b]	205,358	6,817,886
Unwired Planet Inc.[a]	653,180	1,417,401
VistaPrint NVa,b	242,065	11,914,439
Vocus Inc.[a]	12,369	164,879
Web.com Group Inc.[a,b]	310,865	10,578,736
WebMD Health Corp.[a,b]	210,839	8,728,735
Wix.com Ltd.[a]	45,474	1,044,538
XO Group Inc.[a]	201,482	2,043,027
Xoom Corp.[a,b]	60,187	1,174,850
Yelp Inc.[a]	240,706	18,517,513
YuMe Inc.[a,b]	28,600	209,066
Zillow Inc. Class Aa,b	172,771	15,221,125
Zix Corp.[a]	451,838	1,870,609

		309,221,167
IT SERVICES — 2.85%
Acxiom Corp.[a]	138,243	4,754,868
Blackhawk Network Holdings Inc.[a,b]	86,553	2,111,028
Cardtronics Inc.[a]	332,627	12,922,559
Cass Information Systems Inc.	76,499	3,944,288
Computer Task Group Inc.	115,896	1,969,073
CSG Systems International Inc.	138,702	3,611,800
Datalink Corp.[a]	141,371	1,969,298
EPAM Systems Inc.[a]	162,529	5,347,204
Euronet Worldwide Inc.[a]	369,483	15,366,798
EVERTEC Inc.	218,843	5,405,422
ExlService Holdings Inc.[a]	241,284	7,458,089
Forrester Research Inc.	93,598	3,355,488
Hackett Group Inc. (The)	57,419	343,366
Heartland Payment Systems Inc.	269,398	11,166,547
Higher One Holdings Inc.[a]	235,319	1,701,356
iGATE Corp.[a]	258,315	8,147,255
Lionbridge Technologies Inc.[a]	399,996	2,683,973
Luxoft Holding Inc.[a]	25,443	892,286
MAXIMUS Inc.	506,351	22,714,906
MoneyGram International Inc.[a]	39,066	689,515
Planet Payment Inc.[a]	311,348	853,094
Sapient Corp.[a]	818,263	13,959,567

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

ServiceSource International Inc.[a,b]	454,628	$3,837,060
Syntel Inc.[a]	114,471	10,290,943
TeleTech Holdings Inc.[a]	97,175	2,381,759
Unisys Corp.[a,b]	16,139	491,594
Virtusa Corp.[a]	169,112	5,666,943
WEX Inc.[a]	287,600	27,336,380

		181,372,459
LEISURE EQUIPMENT & PRODUCTS — 0.81%
Arctic Cat Inc.	97,933	4,680,218
Brunswick Corp.	634,306	28,727,719
Malibu Boats Inc. Class Aa	40,713	904,643
Marine Products Corp.	76,989	578,957
Nautilus Inc.[a]	227,923	2,194,899
Smith & Wesson Holding Corp.[a,b]	414,612	6,061,627
Sturm, Ruger & Co. Inc.[b]	143,277	8,567,965

		51,716,028
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Accelerate Diagnostics Inc.[a,b]	80,563	1,757,079
Cambrex Corp.[a]	106,715	2,013,712
Fluidigm Corp.[a]	188,534	8,308,693
Furiex Pharmaceuticals Inc.[a]	49,368	4,295,016
Harvard Bioscience Inc.[a]	14,010	66,408
Luminex Corp.[a]	275,995	4,998,270
NeoGenomics Inc.[a]	240,907	835,947
PAREXEL International Corp.[a]	421,403	22,793,688
Sequenom Inc.[a,b]	857,365	2,100,544

		47,169,357
MACHINERY — 3.91%
Accuride Corp.[a,b]	274,796	1,217,346
Albany International Corp. Class A	31,104	1,105,436
Altra Industrial Motion Corp.	199,445	7,120,187
Blount International Inc.[a,b]	366,667	4,363,337
Chart Industries Inc.[a,b]	224,799	17,882,760
CIRCOR International Inc.	7,459	546,968
CLARCOR Inc.	368,291	21,121,489
Columbus McKinnon Corp.[a]	20,440	547,588
Commercial Vehicle Group Inc.[a]	123,100	1,122,672
Douglas Dynamics Inc.	149,794	2,609,412
Energy Recovery Inc.[a,b]	139,838	743,938
EnPro Industries Inc.[a]	76,651	5,570,228
ESCO Technologies Inc.	55,029	1,936,471
ExOne Co. (The)[a,b]	41,785	1,497,157
Federal Signal Corp.[a]	464,400	6,919,560
Global Brass & Copper Holdings Inc.	13,144	207,281
Gorman-Rupp Co. (The)	100,728	3,202,143
Graham Corp.	75,099	2,391,903
Hyster-Yale Materials Handling Inc.	78,068	7,611,630
John Bean Technologies Corp.	214,569	6,630,182
Lindsay Corp.[b]	94,940	8,371,809
Manitex International Inc.[a]	101,690	1,657,547
Middleby Corp. (The)[a]	139,312	36,807,624
Mueller Industries Inc.	420,102	12,598,859
Mueller Water Products Inc. Class A	1,170,707	11,121,717
Omega Flex Inc.	20,776	445,437
Proto Labs Inc.[a,b]	126,572	8,565,127
RBC Bearings Inc.[a]	170,496	10,860,595
Rexnord Corp.[a]	225,347	6,530,556
Standex International Corp.	18,271	978,960

Security	Shares	Value

Sun Hydraulics Corp.	159,186	$6,894,346
Tennant Co.	136,910	8,984,034
Titan International Inc.	301,356	5,722,750
TriMas Corp.[a,b]	333,168	11,061,178
Wabash National Corp.[a]	40,132	552,216
Watts Water Technologies Inc. Class A	15,685	920,553
Woodward Inc.	509,793	21,171,703
Xerium Technologies Inc.[a]	79,882	1,282,106

		248,874,805
MARINE — 0.15%
Matson Inc.	317,596	7,841,446
Scorpio Bulkers Inc.[a]	143,684	1,452,645

		9,294,091
MEDIA — 0.82%
AMC Entertainment Holdings Inc. Class Aa	36,398	882,651
Beasley Broadcast Group Inc. Class A	3,121	28,401
Carmike Cinemas Inc.[a]	47,846	1,428,682
Crown Media Holdings Inc. Class Aa	53,533	205,567
Cumulus Media Inc. Class Aa	535,928	3,703,262
Entravision Communications Corp. Class A	412,381	2,762,953
Global Sources Ltd.[a]	17,022	152,517
Gray Television Inc.[a]	24,650	255,621
Hemisphere Media Group Inc.[a]	62,996	793,120
Loral Space & Communications Inc.[a]	96,100	6,797,153
McClatchy Co. (The) Class Aa	359,344	2,306,988
MDC Partners Inc.	96,688	2,206,420
National CineMedia Inc.	132,620	1,989,300
Nexstar Broadcasting Group Inc.	217,742	8,169,680
ReachLocal Inc.[a,b]	76,106	749,644
Rentrak Corp.[a]	73,108	4,406,950
Saga Communications Inc. Class A	9,905	492,179
SFX Entertainment Inc.[a,b]	70,693	498,386
Sinclair Broadcast Group Inc. Class A	507,153	13,738,775
World Wrestling Entertainment Inc. Class A	21,879	631,866

		52,200,115
METALS & MINING — 0.59%
AMCOL International Corp.	80,033	3,663,911
Coeur Mining Inc.[a]	284,002	2,638,379
Globe Specialty Metals Inc.	26,423	550,127
Gold Resource Corp.[b]	242,938	1,161,244
Handy & Harman Ltd.[a]	35,630	784,216
Hecla Mining Co.[b]	348,634	1,070,306
Materion Corp.	81,176	2,754,302
Midway Gold Corp.[a]	736,489	773,313
Olympic Steel Inc.	17,104	490,885
Paramount Gold and Silver Corp.[a,b]	1,009,953	1,242,242
Schnitzer Steel Industries Inc. Class A	10,183	293,779
US Silica Holdings Inc.[b]	159,320	6,081,244
Walter Energy Inc.[b]	165,737	1,252,972
Worthington Industries Inc.	391,899	14,990,137

		37,747,057
MULTILINE RETAIL — 0.05%
Bon-Ton Stores Inc. (The)[b]	92,355	1,014,058
Burlington Stores Inc.[a]	63,214	1,866,077
Gordmans Stores Inc.	16,105	87,934

		2,968,069

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 3.18%
Abraxas Petroleum Corp.[a]	618,391	$2,448,828
Adams Resources & Energy Inc.	924	53,518
Amyris Inc.[a,b]	191,964	716,026
Apco Oil and Gas International Inc.[a]	10,549	152,433
Approach Resources Inc.[a,b]	144,905	3,029,964
Athlon Energy Inc.[a]	51,792	1,836,026
Bill Barrett Corp.[a,b]	105,876	2,710,426
Bonanza Creek Energy Inc.[a,b]	218,247	9,690,167
Carrizo Oil & Gas Inc.[a]	288,206	15,407,493
Clean Energy Fuels Corp.[a,b]	508,900	4,549,566
Contango Oil & Gas Co.[a]	17,899	854,498
Delek US Holdings Inc.	180,221	5,233,618
Diamondback Energy Inc.[a,b]	157,155	10,578,103
EPL Oil & Gas Inc.[a]	71,308	2,752,489
Evolution Petroleum Corp.	124,207	1,581,155
EXCO Resources Inc.[b]	645,773	3,616,329
Forest Oil Corp.[a,b]	113,561	216,901
FX Energy Inc.[a,b]	391,237	1,306,732
Gastar Exploration Inc.[a]	409,911	2,242,213
Goodrich Petroleum Corp.[a,b]	231,189	3,657,410
Isramco Inc.[a]	6,745	893,780
Jones Energy Inc. Class Aa	31,796	481,391
KiOR Inc. Class Aa,b	321,463	184,198
Kodiak Oil & Gas Corp.[a]	1,967,555	23,886,118
Magnum Hunter Resources Corp.[a,b]	397,974	3,382,779
Panhandle Oil and Gas Inc.	47,597	2,075,705
PetroQuest Energy Inc.[a]	393,981	2,245,692
Quicksilver Resources Inc.[a,b]	154,231	405,628
Renewable Energy Group Inc.[a,b]	32,048	383,935
Rentech Inc.[a]	1,089,292	2,069,655
REX American Resources Corp.[a]	3,722	212,340
Rex Energy Corp.[a,b]	333,837	6,246,090
Rosetta Resources Inc.[a]	452,831	21,092,868
RSP Permian Inc.[a]	66,506	1,921,358
Sanchez Energy Corp.[a,b]	18,199	539,236
SemGroup Corp. Class A	290,186	19,059,416
Solazyme Inc.[a,b]	356,724	4,141,566
Synergy Resources Corp.[a]	373,681	4,017,071
Targa Resources Corp.	243,885	24,208,025
Triangle Petroleum Corp.[a]	92,041	758,418
Ur-Energy Inc.[a]	178,684	276,960
Uranium Energy Corp.[a,b]	626,262	826,666
VAALCO Energy Inc.[a]	213,791	1,827,913
Western Refining Inc.	227,215	8,770,499
ZaZa Energy Corp.[a,b]	114,602	86,192

		202,627,394
PAPER & FOREST PRODUCTS — 1.03%
Boise Cascade Co.[a,b]	91,584	2,622,966
Clearwater Paper Corp.[a]	122,408	7,671,309
Deltic Timber Corp.	83,684	5,458,707
KapStone Paper and Packaging Corp.[a]	605,337	17,457,919
Louisiana-Pacific Corp.[a]	749,971	12,652,011
Neenah Paper Inc.	12,274	634,811
P.H. Glatfelter Co.	285,061	7,759,361
Schweitzer-Mauduit International Inc.	168,785	7,188,553
Wausau Paper Corp.	349,438	4,448,346

		65,893,983

Security	Shares	Value

PERSONAL PRODUCTS — 0.29%
Elizabeth Arden Inc.[a,b]	160,506	$4,736,532
Female Health Co. (The)[b]	159,209	1,235,462
Inter Parfums Inc.	85,802	3,106,890
Lifevantage Corp.[a]	760,783	996,626
Medifast Inc.[a]	97,192	2,827,315
Revlon Inc. Class Aa	27,307	697,694
Star Scientific Inc.[a,b]	1,250,819	981,518
Synutra International Inc.[a]	114,690	767,276
USANA Health Sciences Inc.[a,b]	44,803	3,375,458

		18,724,771
PHARMACEUTICALS — 2.42%
AcelRx Pharmaceuticals Inc.[a,b]	171,583	2,060,712
Aerie Pharmaceuticals Inc.[a]	45,608	966,434
Akorn Inc.[a,b]	431,625	9,495,750
Alimera Sciences Inc.[a,b]	151,023	1,191,571
Ampio Pharmaceuticals Inc.[a,b]	287,137	1,823,320
Aratana Therapeutics Inc.[a,b]	46,780	868,237
Auxilium Pharmaceuticals Inc.[a]	364,474	9,906,403
AVANIR Pharmaceuticals Inc. Class Aa,b	1,076,847	3,952,029
BioDelivery Sciences International Inc.[a]	276,607	2,334,563
Cempra Inc.[a,b]	145,981	1,686,081
Corcept Therapeutics Inc.[a,b]	389,057	1,696,289
Depomed Inc.[a]	421,428	6,110,706
Egalet Corp.[a]	21,486	300,589
Endocyte Inc.[a,b]	226,789	5,399,846
Hi-Tech Pharmacal Co. Inc.[a]	28,325	1,227,322
Horizon Pharma Inc.[a,b]	212,676	3,215,661
Lannett Co. Inc.[a]	137,781	4,921,537
Medicines Co. (The)[a]	469,050	13,330,401
Nektar Therapeutics[a,b]	640,573	7,763,745
Omeros Corp.[a,b]	251,147	3,031,344
Pacira Pharmaceuticals Inc.[a,b]	204,351	14,302,527
Prestige Brands Holdings Inc.[a]	379,289	10,335,625
Questcor Pharmaceuticals Inc.[b]	384,596	24,971,818
Relypsa Inc.[a]	35,833	1,068,182
Repros Therapeutics Inc.[a,b]	172,302	3,056,637
Revance Therapeutics Inc.[a]	44,022	1,386,693
Sagent Pharmaceuticals Inc.[a,b]	138,890	3,245,859
SciClone Pharmaceuticals Inc.[a]	289,591	1,317,639
Sucampo Pharmaceuticals Inc. Class Aa,b	100,309	717,209
Supernus Pharmaceuticals Inc.[a]	149,923	1,340,312
TherapeuticsMD Inc.[a,b]	637,460	4,022,373
VIVUS Inc.[a,b]	749,912	4,454,477
XenoPort Inc.[a]	59,836	309,352
Zogenix Inc.[a,b]	728,257	2,071,891

		153,883,134
PROFESSIONAL SERVICES — 1.56%
Acacia Research Corp.[b]	106,225	1,623,118
Advisory Board Co. (The)[a,b]	263,144	16,907,002
Barrett Business Services Inc.	52,594	3,133,025
Corporate Executive Board Co. (The)	249,213	18,499,081
Exponent Inc.	97,342	7,306,490
Franklin Covey Co.[a]	45,540	900,326
GP Strategies Corp.[a]	109,598	2,984,353
Huron Consulting Group Inc.[a]	22,762	1,442,656
Insperity Inc.	166,670	5,163,437
Kforce Inc.	184,446	3,932,389
Mistras Group Inc.[a]	119,237	2,715,026

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Odyssey Marine Exploration Inc.[a,b]	573,903	$1,314,238
On Assignment Inc.[a]	339,098	13,085,792
Pendrell Corp.[a]	174,339	319,040
RPX Corp.[a]	32,965	536,670
TrueBlue Inc.[a]	300,606	8,795,732
WageWorks Inc.[a]	185,072	10,384,390

		99,042,765
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.03%
Acadia Realty Trust	73,734	1,945,103
Alexander’s Inc.	15,618	5,637,942
American Realty Capital Properties Inc.	584,905	8,200,368
Aviv REIT Inc.	8,498	207,776
CatchMark Timber Trust Inc. Class A	12,900	181,245
CoreSite Realty Corp.	154,107	4,777,317
DuPont Fabros Technology Inc.[b]	201,550	4,851,308
EastGroup Properties Inc.[b]	209,995	13,210,785
Empire State Realty Trust Inc. Class A	113,540	1,715,589
GEO Group Inc. (The)	231,085	7,450,180
Glimcher Realty Trust[b]	961,220	9,641,037
Hannon Armstrong Sustainable Infrastructure Capital Inc.	107,909	1,548,494
Healthcare Realty Trust Inc.[b]	277,879	6,710,778
Highwoods Properties Inc.[b]	206,803	7,943,303
Inland Real Estate Corp.	542,389	5,722,204
Investors Real Estate Trust	40,600	364,588
LTC Properties Inc.	223,112	8,395,705
National Health Investors Inc.[b]	216,297	13,077,317
Physicians Realty Trust	27,565	383,705
Potlatch Corp.	300,246	11,616,518
PS Business Parks Inc.	144,027	12,043,538
QTS Realty Trust Inc. Class A	19,392	486,545
Rexford Industrial Realty Inc.	35,730	506,651
Ryman Hospitality Properties Inc.	211,996	9,014,070
Sabra Healthcare REIT Inc.	114,910	3,204,840
Saul Centers Inc.	58,903	2,789,646
Sovran Self Storage Inc.	211,912	15,564,936
Strategic Hotels & Resorts Inc.[a]	1,130,629	11,521,110
Sun Communities Inc.	299,415	13,500,622
UMH Properties Inc.	18,152	177,527
Universal Health Realty Income Trust	88,473	3,737,100
Urstadt Biddle Properties Inc. Class A	128,693	2,658,797
Washington Real Estate Investment Trust[b]	138,620	3,310,246
Winthrop Realty Trust	14,924	172,969
ZAIS Financial Corp.	37,604	626,483

		192,896,342
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
Forestar Group Inc.[a]	28,937	515,079
Kennedy-Wilson Holdings Inc.	46,639	1,049,844
RE/MAX Holdings Inc. Class Aa	24,752	713,600
Tejon Ranch Co.[a]	95,450	3,229,073

		5,507,596
ROAD & RAIL — 0.72%
Celadon Group Inc.	10,298	247,564
Heartland Express Inc.	260,023	5,899,922
Knight Transportation Inc.	435,506	10,073,254
Quality Distribution Inc.[a]	51,973	675,129
Roadrunner Transportation Systems Inc.[a]	67,811	1,711,550
Saia Inc.[a]	179,493	6,858,427
Swift Transportation Co.[a,b]	621,626	15,385,243

Security	Shares	Value

Universal Truckload Services Inc.	39,493	$1,141,348
Werner Enterprises Inc.	97,231	2,480,363
YRC Worldwide Inc.[a,b]	53,070	1,194,075

		45,666,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.36%
Advanced Energy Industries Inc.[a]	272,968	6,687,716
Ambarella Inc.[a,b]	137,884	3,682,882
Applied Micro Circuits Corp.[a,b]	545,787	5,403,291
Cabot Microelectronics Corp.[a]	181,763	7,997,572
Cavium Inc.[a,b]	380,649	16,645,781
Cirrus Logic Inc.[a]	191,676	3,808,602
Cypress Semiconductor Corp.[b]	1,090,357	11,197,966
Diodes Inc.[a]	207,762	5,426,743
Entegris Inc.[a]	152,993	1,852,745
Exar Corp.[a]	285,856	3,415,979
GT Advanced Technologies Inc.[a,b]	836,869	14,268,617
Hittite Microwave Corp.	233,750	14,735,600
Inphi Corp.[a]	70,808	1,139,301
Integrated Device Technology Inc.[a]	289,504	3,540,634
Intermolecular Inc.[a]	126,312	353,674
Lattice Semiconductor Corp.[a]	218,436	1,712,538
M/A-COM Technology Solutions Holdings Inc.[a]	73,240	1,505,082
MaxLinear Inc. Class Aa	179,412	1,700,826
Micrel Inc.	346,898	3,843,630
Microsemi Corp.[a]	536,013	13,416,405
Monolithic Power Systems Inc.[a]	286,833	11,120,515
MoSys Inc.[a]	301,043	1,366,735
Nanometrics Inc.[a]	115,086	2,068,095
NVE Corp.[a]	35,608	2,031,080
OmniVision Technologies Inc.[a]	34,406	608,986
PDF Solutions Inc.[a]	187,146	3,400,443
Peregrine Semiconductor Corp.[a,b]	191,080	1,156,034
PLX Technology Inc.[a]	317,609	1,921,535
PMC-Sierra Inc.[a]	651,258	4,956,073
Power Integrations Inc.	214,896	14,135,859
Rambus Inc.[a,b]	825,538	8,874,534
RF Micro Devices Inc.[a]	1,822,687	14,362,774
Rubicon Technology Inc.[a]	20,719	233,918
Rudolph Technologies Inc.[a]	40,920	466,897
Semtech Corp.[a]	499,493	12,657,153
Silicon Image Inc.[a]	574,717	3,965,547
SunEdison Inc.[a,b]	1,975,161	37,212,033
SunPower Corp.[a,b]	305,714	9,862,334
Synaptics Inc.[a,b]	240,872	14,457,137
TriQuint Semiconductor Inc.[a]	118,393	1,585,282
Ultra Clean Holdings Inc.[a]	11,357	149,345
Ultratech Inc.[a]	204,920	5,981,615
Veeco Instruments Inc.[a,b]	64,354	2,698,363

		277,607,871
SOFTWARE — 7.03%
ACI Worldwide Inc.[a]	295,459	17,488,218
Actuate Corp.[a]	332,467	2,001,451
Advent Software Inc.	242,750	7,127,140
American Software Inc. Class A	175,764	1,787,520
Aspen Technology Inc.[a]	655,034	27,747,240
AVG Technologies[a,b]	178,561	3,742,639
Barracuda Networks Inc.[a,b]	22,766	772,678
Blackbaud Inc.	338,498	10,594,987
Bottomline Technologies Inc.[a]	280,499	9,859,540
BroadSoft Inc.[a]	207,399	5,543,775
Callidus Software Inc.[a,b]	298,011	3,731,098

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

CommVault Systems Inc.[a,b]	344,545	$22,378,198
Comverse Inc.[a]	164,598	5,691,799
Covisint Corp.[a,b]	40,259	295,098
Cyan Inc.[a,b]	11,411	48,725
Digimarc Corp.	45,845	1,439,533
Ebix Inc.[b]	168,027	2,868,221
Ellie Mae Inc.[a,b]	206,992	5,969,649
EPIQ Systems Inc.	14,258	194,337
ePlus Inc.[a]	1,766	98,472
Fair Isaac Corp.	265,890	14,709,035
FleetMatics Group PLC[a]	128,043	4,283,038
Gigamon Inc.[a]	20,625	626,794
Glu Mobile Inc.[a,b]	439,975	2,085,482
Guidance Software Inc.[a,b]	122,881	1,359,064
Guidewire Software Inc.[a]	361,636	17,738,246
Imperva Inc.[a,b]	149,134	8,306,764
Infoblox Inc.[a]	392,868	7,880,932
Interactive Intelligence Group Inc.[a]	115,366	8,364,035
Jive Software Inc.[a,b]	309,528	2,479,319
Manhattan Associates Inc.[a]	577,058	20,214,342
Mavenir Systems Inc.[a]	30,688	549,315
MicroStrategy Inc. Class Aa	67,148	7,748,208
Mitek Systems Inc.[a,b]	183,699	710,915
Model N Inc.[a]	59,472	601,262
Monotype Imaging Holdings Inc.	284,545	8,576,186
NetScout Systems Inc.[a]	268,447	10,088,238
Pegasystems Inc.	129,568	4,576,342
Progress Software Corp.[a]	192,080	4,187,344
Proofpoint Inc.[a]	169,606	6,288,991
PROS Holdings Inc.[a]	166,776	5,255,112
PTC Inc.[a]	886,697	31,415,675
QAD Inc. Class A	38,501	786,575
QLIK Technologies Inc.[a]	645,043	17,151,693
Qualys Inc.[a,b]	111,343	2,831,453
Rally Software Development Corp.[a,b]	50,538	676,198
RealPage Inc.[a,b]	346,914	6,299,958
Rosetta Stone Inc.[a]	84,883	952,387
Sapiens International Corp.[a]	29,840	242,002
Silver Spring Networks Inc.[a,b]	43,351	753,440
SS&C Technologies Holdings Inc.[a]	431,923	17,285,558
Synchronoss Technologies Inc.[a,b]	215,363	7,384,797
Take-Two Interactive Software Inc.[a]	600,481	13,168,548
Tangoe Inc.[a,b]	230,257	4,280,478
TiVo Inc.[a]	437,196	5,784,103
Tyler Technologies Inc.[a]	233,579	19,545,891
Ultimate Software Group Inc. (The)[a]	204,927	28,074,999
Varonis Systems Inc.[a]	29,042	1,038,542
Vasco Data Security International Inc.[a]	87,513	659,848
Verint Systems Inc.[a]	390,553	18,328,652
VirnetX Holding Corp.[a,b]	315,609	4,475,336
Vringo Inc.[a,b]	88,884	308,428

		447,453,843
SPECIALTY RETAIL — 3.73%
Aeropostale Inc.[a,b]	587,613	2,949,817
America’s Car-Mart Inc.[a,b]	46,848	1,720,259
ANN INC.[a]	349,808	14,510,036
Asbury Automotive Group Inc.[a]	203,849	11,274,888
Barnes & Noble Inc.[a]	19,536	408,302
Big 5 Sporting Goods Corp.	125,791	2,018,945
Brown Shoe Co. Inc.	199,585	5,296,986
Buckle Inc. (The)[b]	207,182	9,488,936
Cato Corp. (The) Class A	40,335	1,090,658
Children’s Place Retail Stores Inc. (The)	58,877	2,932,663

Security	Shares	Value

Christopher & Banks Corp.[a]	264,644	$1,749,297
Citi Trends Inc.[a]	7,640	124,456
Conn’s Inc.[a,b]	166,843	6,481,850
Container Store Group Inc. (The)[a,b]	59,267	2,012,115
Destination Maternity Corp.	91,104	2,496,250
Express Inc.[a]	632,980	10,051,722
Finish Line Inc. (The) Class A	126,157	3,417,593
Five Below Inc.[a,b]	242,416	10,297,832
Francesca’s Holdings Corp.[a,b]	327,480	5,940,487
Genesco Inc.[a]	128,230	9,562,111
Haverty Furniture Companies Inc.	34,304	1,018,829
Hibbett Sports Inc.[a,b]	192,729	10,191,509
Jos. A. Bank Clothiers Inc.[a]	30,841	1,983,076
Kirkland’s Inc.[a]	72,231	1,335,551
Lithia Motors Inc. Class A	164,623	10,940,845
Lumber Liquidators Holdings Inc.[a]	203,665	19,103,777
Mattress Firm Holding Corp.[a,b]	99,860	4,776,304
Monro Muffler Brake Inc.	231,844	13,187,287
New York & Co. Inc.[a]	126,571	555,647
Office Depot Inc.[a]	463,244	1,913,198
Outerwall Inc.[a,b]	150,957	10,944,382
Pacific Sunwear of California Inc.[a]	298,272	885,868
Penske Automotive Group Inc.	71,040	3,037,670
Pier 1 Imports Inc.	702,837	13,269,563
Restoration Hardware Holdings Inc.[a,b]	131,148	9,651,181
Sears Hometown and Outlet Stores Inc.[a]	41,029	970,336
Select Comfort Corp.[a]	389,821	7,047,964
Sonic Automotive Inc. Class A	72,976	1,640,500
Stein Mart Inc.	107,506	1,506,159
Tile Shop Holdings Inc. (The)[a,b]	137,446	2,123,541
Tilly’s Inc. Class Aa	67,134	785,468
Vitamin Shoppe Inc.[a]	225,046	10,694,186
Wet Seal Inc. Class Aa,b	663,932	876,390
Winmark Corp.	16,467	1,245,893
Zumiez Inc.[a]	157,049	3,806,868

		237,317,195
TEXTILES, APPAREL & LUXURY GOODS — 1.38%
Crocs Inc.[a]	564,610	8,807,916
Culp Inc.	52,345	1,033,290
G-III Apparel Group Ltd.[a]	94,722	6,780,201
Iconix Brand Group Inc.[a]	167,988	6,596,889
Movado Group Inc.	7,384	336,341
Oxford Industries Inc.	99,315	7,766,433
Quiksilver Inc.[a]	720,125	5,408,139
R.G. Barry Corp.	5,080	95,910
Steven Madden Ltd.[a]	445,908	16,043,770
Tumi Holdings Inc.[a,b]	356,542	8,068,545
Vera Bradley Inc.[a,b]	161,145	4,349,304
Vince Holding Corp.[a]	40,648	1,071,481
Wolverine World Wide Inc.	744,027	21,241,971

		87,600,190
THRIFTS & MORTGAGE FINANCE — 0.45%
BofI Holding Inc.[a]	89,717	7,693,233
Essent Group Ltd.[a]	26,818	602,332
First Federal Bancshares of Arkansas Inc.[a]	9,111	83,548
Meridian Interstate Bancorp Inc.[a]	3,892	99,518
MGIC Investment Corp.[a,b]	1,322,381	11,266,686
Northfield Bancorp Inc	96,812	1,245,002
Oritani Financial Corp.	103,254	1,632,446
Radian Group Inc.[b]	351,494	5,282,955

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Tree.com Inc.[a]	27,467	$852,576

		28,758,296
TOBACCO — 0.12%
Vector Group Ltd.[b]	345,958	7,451,935

		7,451,935
TRADING COMPANIES & DISTRIBUTORS — 1.34%
Aceto Corp.	40,132	806,252
Aircastle Ltd.	208,116	4,033,288
Applied Industrial Technologies Inc.	287,466	13,867,360
Beacon Roofing Supply Inc.[a,b]	360,971	13,955,139
BlueLinx Holdings Inc.[a,b]	247,476	321,719
CAI International Inc.[a]	45,431	1,120,783
DXP Enterprises Inc.[a]	70,278	6,671,490
H&E Equipment Services Inc.[a]	220,278	8,910,245
Houston Wire & Cable Co.	42,108	552,878
Kaman Corp.	130,634	5,314,191
Rush Enterprises Inc. Class Aa,b	96,177	3,123,829
Stock Building Supply Holdings Inc.[a]	38,668	785,734
TAL International Group Inc.	117,551	5,039,411
Textainer Group Holdings Ltd.[b]	52,325	2,002,478
Watsco Inc.	190,370	19,019,867

		85,524,664
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	65,214	1,435,360

		1,435,360
WATER UTILITIES — 0.06%
American States Water Co.	24,034	776,058
Pure Cycle Corp.[a,b]	126,129	763,080
SJW Corp.	31,036	917,424
York Water Co. (The)	69,837	1,424,675

		3,881,237
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Leap Wireless International Inc./AT&T Inc.	88,918	224,073
NTELOS Holdings Corp.	115,068	1,553,418
RingCentral Inc. Class Aa	23,165	419,287
Shenandoah Telecommunications Co.	160,705	5,189,164

		7,385,942

TOTAL COMMON STOCKS (Cost: $5,723,903,658)		6,358,446,812

INVESTMENT COMPANIES — 0.00%

CLOSED – END FUNDS — 0.00%
Capitala Finance Corp.	5,092	98,174

		98,174

TOTAL INVESTMENT COMPANIES (Cost: $102,813)		98,174

Security	Shares	Value

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	$—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 18.39%

MONEY MARKET FUNDS — 18.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,108,839,615	1,108,839,615
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	57,771,197	57,771,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,186,247	4,186,247

		1,170,797,059

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,170,797,059)		1,170,797,059

TOTAL INVESTMENTS IN SECURITIES — 118.30% (Cost: $6,894,803,530)		7,529,342,045
Other Assets, Less Liabilities — (18.30)%		(1,164,983,341)

NET ASSETS — 100.00%		$6,364,358,704

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

58

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.58%
AAR Corp.	288,371	$7,483,227
AeroVironment Inc.[a,b]	134,745	5,423,486
American Science and Engineering Inc.	49,617	3,332,774
API Technologies Corp.[a,b]	237,218	695,049
Cubic Corp.	133,718	6,828,978
Curtiss-Wright Corp.	339,816	21,591,909
DigitalGlobe Inc.[a,b]	540,606	15,682,980
Ducommun Inc.[a,b]	77,191	1,934,406
Engility Holdings Inc.[a,b]	124,366	5,602,688
Erickson Air-Crane Inc.[a,b]	8,167	157,705
Esterline Technologies Corp.[a]	227,012	24,185,859
GenCorp Inc.[a,b]	94,714	1,730,425
Keyw Holding Corp. (The)[a,b]	141,736	2,651,881
Kratos Defense & Security Solutions Inc.[a,b]	317,174	2,391,492
LMI Aerospace Inc.[a,b]	68,042	959,392
Moog Inc. Class Aa	298,626	19,562,989
National Presto Industries Inc.	32,123	2,506,879
Orbital Sciences Corp.[a]	435,421	12,148,246
Sparton Corp.[a]	74,555	2,182,970
Teledyne Technologies Inc.[a]	186,857	18,186,792

		155,240,127
AIR FREIGHT & LOGISTICS — 0.35%
Air Transport Services Group Inc.[a]	377,996	2,967,269
Atlas Air Worldwide Holdings Inc.[a,b]	188,238	6,639,154
Pacer International Inc.[a]	230,123	2,061,902
UTi Worldwide Inc.	191,443	2,027,381
XPO Logistics Inc.[a,b]	254,923	7,497,286

		21,192,992
AIRLINES — 0.43%
Hawaiian Holdings Inc.[a,b]	377,006	5,263,004
JetBlue Airways Corp.[a,b]	1,687,407	14,663,567
Republic Airways Holdings Inc.[a,b]	174,567	1,595,542
SkyWest Inc.	357,520	4,561,955

		26,084,068
AUTO COMPONENTS — 0.94%
American Axle & Manufacturing Holdings Inc.[a,b]	148,572	2,751,553
Cooper Tire & Rubber Co.	405,536	9,854,525
Dana Holding Corp.	1,050,033	24,434,268
Federal-Mogul Corp. Class Aa,b	141,848	2,653,976
Fox Factory Holding Corp.[a,b]	36,255	685,219
Fuel Systems Solutions Inc.[a,b]	102,042	1,097,972
Modine Manufacturing Co.[a]	341,687	5,005,715
Remy International Inc.	101,902	2,406,925
Shiloh Industries Inc.[a]	44,219	784,445
Spartan Motors Inc.	248,619	1,277,902
Standard Motor Products Inc.	40,826	1,460,346
Stoneridge Inc.[a,b]	32,538	365,402
Superior Industries International Inc.	168,248	3,447,401

		56,225,649

Security	Shares	Value

BEVERAGES — 0.01%
Craft Brew Alliance Inc.[a,b]	47,878	$731,097

		731,097
BIOTECHNOLOGY — 0.73%
ACADIA Pharmaceuticals Inc.[a]	28,028	681,921
Acceleron Pharma Inc.[a,b]	7,870	271,515
Agios Pharmaceuticals Inc.[a,b]	7,104	278,122
Alnylam Pharmaceuticals Inc.[a]	24,173	1,622,975
Arena Pharmaceuticals Inc.[a,b]	188,463	1,187,317
ArQule Inc.[a]	25,032	51,316
Auspex Pharmaceuticals Inc.[a]	8,352	256,908
AVEO Pharmaceuticals Inc.[a,b]	377,451	564,289
BIND Therapeutics Inc.[a,b]	5,553	66,414
Bluebird Bio Inc.[a]	7,096	161,363
Cara Therapeutics Inc.[a]	5,585	103,937
Celladon Corp.[a]	6,559	78,183
Celldex Therapeutics Inc.[a]	42,415	749,473
Cellular Dynamics International Inc.[a,b]	4,015	59,944
Conatus Pharmaceuticals Inc.[a,b]	6,246	50,811
Concert Pharmaceuticals Inc.[a]	6,897	92,765
Curis Inc.[a,b]	158,830	447,901
Cytokinetics Inc.[a]	45,789	434,995
Cytori Therapeutics Inc.[a,b]	102,246	276,064
Dicerna Pharmaceuticals Inc.[a]	3,639	102,802
Dynavax Technologies Corp.[a,b]	232,733	418,919
Eleven Biotherapeutics Inc.[a]	4,721	76,622
Emergent BioSolutions Inc.[a,b]	164,508	4,157,117
Enzon Pharmaceuticals Inc.	279,013	287,383
Esperion Therapeutics Inc.[a,b]	6,823	103,164
Five Prime Therapeutics Inc.[a,b]	6,442	126,650
Flexion Therapeutics Inc.[a]	4,685	77,068
Foundation Medicine Inc.[a,b]	7,248	234,618
Genocea Biosciences Inc.[a]	4,029	73,288
Geron Corp.[a,b]	1,131,741	2,354,021
GlycoMimetics Inc.[a]	8,352	136,388
Harvard Apparatus Regenerative Technology Inc.[a,b]	44,867	406,944
Idenix Pharmaceuticals Inc.[a,b]	99,456	599,720
ImmunoGen Inc.[a,b]	142,443	2,126,674
Immunomedics Inc.[a,b]	29,864	125,727
InterMune Inc.[a]	50,569	1,692,544
Intrexon Corp.[a,b]	11,961	314,455
Karyopharm Therapeutics Inc.[a,b]	8,241	254,564
Kindred Biosciences Inc.[a]	8,950	165,843
Lexicon Pharmaceuticals Inc.[a,b]	115,758	200,261
MacroGenics Inc.[a]	6,069	168,900
Momenta Pharmaceuticals Inc.[a]	56,333	656,279
Navidea Biopharmaceuticals Inc.[a,b]	129,617	239,791
NPS Pharmaceuticals Inc.[a,b]	259,955	7,780,453
OncoMed Pharmaceuticals Inc.[a,b]	4,895	164,717
Onconova Therapeutics Inc.[a,b]	6,186	39,219
Ophthotech Corp.[a,b]	9,320	333,097
Progenics Pharmaceuticals Inc.[a,b]	99,909	408,628
Prothena Corp. PLC[a]	103,596	3,968,763
PTC Therapeutics Inc.[a,b]	12,134	317,183
Retrophin Inc.[a]	19,709	419,210
Rigel Pharmaceuticals Inc.[a,b]	634,803	2,463,036
SIGA Technologies Inc.[a,b]	13,641	42,287
Spectrum Pharmaceuticals Inc.[a,b]	462,882	3,628,995
Targacept Inc.[a,b]	202,837	963,476
Ultragenyx Pharmaceutical Inc.[a]	6,868	335,777
Vical Inc.[a,b]	48,496	62,560

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Xencor Inc.	15,191	$178,190
XOMA Corp.[a,b]	70,622	367,941

		44,009,487
BUILDING PRODUCTS — 0.58%
Apogee Enterprises Inc.	59,426	1,974,726
Continental Building Products Inc.[a]	33,827	637,301
Gibraltar Industries Inc.[a,b]	222,195	4,192,820
Griffon Corp.	298,359	3,562,406
Insteel Industries Inc.	8,255	162,376
NCI Building Systems Inc.[a,b]	24,091	420,629
Norcraft Companies Inc.[a,b]	28,328	479,593
Ply Gem Holdings Inc.[a,b]	12,056	152,267
Quanex Building Products Corp.	269,086	5,564,698
Simpson Manufacturing Co. Inc.	270,115	9,543,163
Universal Forest Products Inc.	144,237	7,982,076

		34,672,055
CAPITAL MARKETS — 3.72%
Apollo Investment Corp.	1,631,196	13,555,239
Arlington Asset Investment Corp. Class A	110,628	2,929,429
BlackRock Kelso Capital Corp.[c]	538,048	4,933,900
Calamos Asset Management Inc. Class A	144,635	1,870,131
Capital Southwest Corp.	98,041	3,403,984
CIFC Corp.	47,109	383,467
Cowen Group Inc. Class Aa,b	705,268	3,110,232
FBR & Co.[a]	58,859	1,520,328
Fidus Investment Corp.	100,693	1,944,382
Fifth Street Finance Corp.	992,740	9,391,320
Garrison Capital Inc.	43,686	617,283
GFI Group Inc.	505,301	1,793,819
Gladstone Capital Corp.	154,205	1,554,386
Gladstone Investment Corp.	192,658	1,593,282
Golub Capital BDC Inc.	270,888	4,832,642
GSV Capital Corp.[a,b]	141,602	1,435,844
Hercules Technology Growth Capital Inc.	446,554	6,283,015
HFF Inc. Class A	37,074	1,246,057
Horizon Technology Finance Corp.	59,861	748,861
ICG Group Inc.[a,b]	257,522	5,258,599
INTL FCStone Inc.[a,b]	69,808	1,313,089
Investment Technology Group Inc.[a]	270,201	5,458,060
Janus Capital Group Inc.	1,083,045	11,772,699
JMP Group Inc.	117,473	835,233
KCAP Financial Inc.[b]	202,846	1,756,646
KCG Holdings Inc. Class Aa	290,833	3,469,638
Main Street Capital Corp.[b]	264,977	8,707,144
Manning & Napier Inc.	97,934	1,642,353
Marcus & Millichap Inc.[a,b]	36,046	643,061
MCG Capital Corp.	517,203	1,960,199
Medallion Financial Corp.	155,936	2,059,915
Medley Capital Corp.[b]	340,622	4,635,865
MVC Capital Inc.	164,991	2,235,628
New Mountain Finance Corp.	346,665	5,043,976
NGP Capital Resources Co.	152,921	1,033,746
Oppenheimer Holdings Inc. Class A	72,107	2,022,601
PennantPark Floating Rate Capital Ltd.	106,794	1,475,893
PennantPark Investment Corp.	483,473	5,342,377
Piper Jaffray Companies Inc.[a]	116,870	5,352,646
Prospect Capital Corp.	2,263,678	24,447,722
RCS Capital Corp. Class A	11,885	462,564
Safeguard Scientifics Inc.[a,b]	151,896	3,369,053
Silvercrest Asset Management Group Inc.	32,961	602,857
Solar Capital Ltd.	326,725	7,116,071

Security	Shares	Value

Solar Senior Capital Ltd.	83,586	$1,430,156
Stellus Capital Investment Corp.	87,652	1,260,436
Stifel Financial Corp.[a,b]	461,363	22,957,423
SWS Group Inc.[a]	209,785	1,569,192
TCP Capital Corp.	256,732	4,248,915
THL Credit Inc.	244,971	3,380,600
TICC Capital Corp.	383,947	3,755,002
Triangle Capital Corp.[b]	200,653	5,194,906
Walter Investment Management Corp.[a,b]	267,774	7,987,698
WhiteHorse Finance Inc.	50,227	706,694

		223,656,258
CHEMICALS — 1.89%
A. Schulman Inc.	213,599	7,745,100
Arabian American Development Co.[a,b]	12,145	131,773
Axiall Corp.	506,581	22,755,619
Chase Corp.	31,954	1,007,510
FutureFuel Corp.	119,238	2,420,531
Innospec Inc.	9,227	417,337
Intrepid Potash Inc.[a,b]	397,268	6,141,763
KMG Chemicals Inc.	11,019	172,778
Kraton Performance Polymers Inc.[a]	236,879	6,192,017
LSB Industries Inc.[a]	62,354	2,333,287
Marrone Bio Innovations Inc.[a,b]	15,498	216,507
Minerals Technologies Inc.	253,024	16,335,229
Olin Corp.	195,744	5,404,492
OM Group Inc.	216,997	7,208,640
Penford Corp.[a,b]	58,520	840,347
Quaker Chemical Corp.	72,206	5,691,999
Sensient Technologies Corp.	363,190	20,487,548
Stepan Co.	55,189	3,563,002
Taminco Corp.[a]	12,976	272,626
Tredegar Corp.	114,094	2,625,303
Zep Inc.	102,341	1,811,436

		113,774,844
COMMERCIAL BANKS — 14.37%
1st Source Corp.	109,168	3,503,201
1st United Bancorp Inc.	217,394	1,665,238
Access National Corp.	52,373	848,966
American National Bankshares Inc.	57,362	1,349,154
Ameris Bancorp[a,b]	181,804	4,236,033
Ames National Corp.	67,732	1,492,813
Arrow Financial Corp.	77,461	2,048,069
BancFirst Corp.	51,165	2,897,474
Banco Latinoamericano de Comercio Exterior SA Class E	213,135	5,628,895
Bancorp Inc. (The)[a,b]	237,472	4,466,848
BancorpSouth Inc.	690,809	17,242,593
Bank of Kentucky Financial Corp.	44,680	1,677,287
Bank of Marin Bancorp	42,931	1,932,754
Bank of the Ozarks Inc.	64,814	4,411,241
Banner Corp.	141,771	5,842,383
Bar Harbor Bankshares	28,528	1,094,049
BBCN Bancorp Inc.	573,307	9,826,482
BNC Bancorp	133,464	2,312,931
Boston Private Financial Holdings Inc.	578,595	7,828,390
Bridge Bancorp Inc.	81,522	2,177,453
Bridge Capital Holdings[a,b]	70,007	1,663,366
Bryn Mawr Bank Corp.	98,411	2,827,348
C&F Financial Corp.	23,732	786,478
Camden National Corp.	55,542	2,288,330
Capital Bank Financial Corp.[a]	170,632	4,284,570
Capital City Bank Group Inc.	90,770	1,205,426

60

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Cardinal Financial Corp.	231,338	$4,124,757
Cascade Bancorp[a,b]	40,438	226,453
Cathay General Bancorp	572,407	14,418,932
Center Bancorp Inc.	84,654	1,608,426
CenterState Banks Inc.	218,961	2,391,054
Central Pacific Financial Corp.	157,982	3,191,236
Century Bancorp Inc. Class A	25,313	863,426
Chemical Financial Corp.	213,462	6,926,842
Chemung Financial Corp.	26,211	710,842
Citizens & Northern Corp.	89,725	1,768,480
City Holding Co.	113,715	5,101,255
CNB Financial Corp.	104,916	1,854,915
CoBiz Financial Inc.	257,922	2,971,261
Columbia Banking System Inc.	370,385	10,563,380
Community Bank System Inc.	290,358	11,329,769
Community Trust Bancorp Inc.	101,516	4,210,884
CommunityOne Bancorp.[a,b]	76,527	858,633
ConnectOne Bancorp Inc.[a,b]	12,714	622,477
CU Bancorp[a,b]	68,368	1,257,971
Customers Bancorp Inc.[a]	144,530	3,016,341
CVB Financial Corp.	666,598	10,598,908
Eagle Bancorp Inc.[a,b]	161,959	5,846,720
Enterprise Bancorp Inc.	52,673	1,071,369
Enterprise Financial Services Corp.	141,119	2,832,258
F.N.B. Corp.	1,130,559	15,149,491
Farmers Capital Bank Corp.[a,b]	54,357	1,220,858
Fidelity Southern Corp.	106,384	1,486,184
Financial Institutions Inc.	100,359	2,310,264
First Bancorp (North Carolina)	143,088	2,718,672
First Bancorp (Puerto Rico)[a,b]	519,054	2,823,654
First Bancorp Inc. (Maine)	69,219	1,128,270
First Busey Corp.	526,642	3,054,524
First Commonwealth Financial Corp.	713,016	6,445,665
First Community Bancshares Inc.	121,532	1,988,264
First Connecticut Bancorp Inc.	124,040	1,942,466
First Financial Bancorp	419,978	7,551,204
First Financial Bankshares Inc.	73,501	4,541,627
First Financial Corp.	81,642	2,749,703
First Financial Holdings Inc.	174,442	10,923,558
First Interstate BancSystem Inc.	127,077	3,586,113
First Merchants Corp.	254,210	5,501,104
First Midwest Bancorp Inc.	544,939	9,307,558
First NBC Bank Holding Co.[a,b]	30,322	1,057,025
First of Long Island Corp. (The)	57,452	2,333,126
First Security Group Inc[a,b]	487,701	1,014,418
FirstMerit Corp.	1,202,819	25,054,720
Flushing Financial Corp.	225,018	4,741,129
German American Bancorp Inc.	92,286	2,666,143
Glacier Bancorp Inc.	522,755	15,196,488
Great Southern Bancorp Inc.	74,924	2,249,968
Guaranty Bancorp	107,015	1,524,964
Hampton Roads Bankshares Inc.[a,b]	245,382	390,157
Hancock Holding Co.	616,042	22,577,939
Hanmi Financial Corp.	228,780	5,330,574
Heartland Financial USA Inc.	107,717	2,907,282
Heritage Commerce Corp.	152,355	1,227,981
Heritage Financial Corp.	109,321	1,849,711
Heritage Oaks Bancorp[a]	158,220	1,278,418
Home Bancshares Inc.	241,665	8,318,109
Home Federal Bancorp Inc.	104,695	1,629,054
HomeTrust Bancshares Inc.[a]	151,092	2,384,232
Horizon Bancorp	63,248	1,409,165
Hudson Valley Holding Corp.	119,537	2,277,180
IBERIABANK Corp.	215,495	15,116,974
Independent Bank Corp. (Massachusetts)	171,948	6,769,593

Security	Shares	Value

Independent Bank Group Inc.	27,589	$1,620,854
International Bancshares Corp.	387,503	9,718,575
Intervest Bancshares Corp.[a]	130,245	970,325
Investors Bancorp Inc.	325,059	8,984,631
Lakeland Bancorp Inc.	259,646	2,921,018
Lakeland Financial Corp.	119,167	4,792,897
LCNB Corp.	54,023	934,598
Macatawa Bank Corp.[b]	172,656	870,186
MainSource Financial Group Inc.	148,245	2,534,990
MB Financial Inc.	397,747	12,314,247
Mercantile Bank Corp.	63,119	1,301,514
Merchants Bancshares Inc.	40,794	1,330,292
Metro Bancorp Inc.[a]	102,310	2,162,833
Middleburg Financial Corp.	38,088	670,730
MidSouth Bancorp Inc.	59,624	1,003,472
MidWestOne Financial Group Inc.	49,807	1,257,129
National Bank Holdings Corp. Class A	331,121	6,645,598
National Bankshares Inc.	50,518	1,844,412
National Penn Bancshares Inc.	849,496	8,877,233
NBT Bancorp Inc.	317,936	7,776,715
NewBridge Bancorp[a,b]	183,741	1,311,911
Northrim BanCorp Inc.	47,449	1,218,965
OFG Bancorp[b]	332,323	5,712,632
Old National Bancorp	735,778	10,970,450
OmniAmerican Bancorp Inc.	83,249	1,897,245
Pacific Continental Corp.	130,134	1,790,644
Pacific Premier Bancorp Inc.[a]	120,904	1,951,391
PacWest Bancorp	275,191	11,835,965
Palmetto Bancshares Inc.[a]	32,413	456,699
Park National Corp.	83,519	6,421,776
Park Sterling Corp.	326,404	2,170,587
Peapack-Gladstone Financial Corp.	87,141	1,917,102
Penns Woods Bancorp Inc.	32,810	1,600,472
Peoples Bancorp Inc.	78,566	1,942,937
Pinnacle Financial Partners Inc.	254,271	9,532,620
Preferred Bank[a]	84,560	2,195,178
PrivateBancorp Inc.	471,075	14,372,498
Prosperity Bancshares Inc.	437,431	28,936,061
Renasant Corp.	222,523	6,464,293
Republic Bancorp Inc. Class A	70,539	1,594,181
S&T Bancorp Inc.	215,802	5,114,507
S.Y. Bancorp Inc.	101,666	3,216,712
Sandy Spring Bancorp Inc.	180,936	4,519,781
Seacoast Banking Corp. of Florida[a]	121,089	1,331,979
Sierra Bancorp	88,865	1,414,731
Simmons First National Corp. Class A	119,768	4,463,753
Southside Bancshares Inc.[b]	129,283	4,056,901
Southwest Bancorp Inc.	143,088	2,526,934
State Bank Financial Corp.	231,164	4,089,291
Sterling Bancorp	605,686	7,667,985
Sterling Financial Corp.	246,653	8,220,944
Suffolk Bancorp[a]	84,132	1,876,144
Sun Bancorp Inc. (New Jersey)[a,b]	292,872	984,050
Susquehanna Bancshares Inc.	1,353,330	15,414,429
Talmer Bancorp Inc. Class Aa	128,908	1,887,213
Taylor Capital Group Inc.[a]	125,827	3,009,782
Texas Capital Bancshares Inc.[a,b]	295,972	19,220,422
Tompkins Financial Corp.	104,960	5,138,842
TowneBank	190,469	2,954,174
TriCo Bancshares	116,429	3,019,004
Tristate Capital Holdings Inc.[a]	47,701	677,831
Trustmark Corp.	487,490	12,357,872
UMB Financial Corp.	258,909	16,751,412
Umpqua Holdings Corp.	812,611	15,147,069
Union First Market Bankshares Corp.	307,322	7,812,125

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

United Bankshares Inc.	394,867	$12,090,828
United Community Banks Inc.[a]	312,278	6,061,316
Univest Corp. of Pennsylvania	121,300	2,489,076
VantageSouth Bancshares Inc.[a,b]	87,637	616,088
ViewPoint Financial Group	289,844	8,361,999
Washington Banking Co.	112,763	2,004,926
Washington Trust Bancorp Inc.	105,531	3,954,247
Webster Financial Corp.	655,047	20,345,760
WesBanco Inc.	188,715	6,006,798
West Bancorporation Inc.	104,118	1,581,552
Westamerica Bancorp[b]	195,849	10,591,514
Western Alliance Bancorp[a]	537,588	13,224,665
Wilshire Bancorp Inc.	490,703	5,446,803
Wintrust Financial Corp.	312,072	15,185,424
Yadkin Financial Corp.[a]	104,656	2,240,685

		863,539,314
COMMERCIAL SERVICES & SUPPLIES — 2.00%
ABM Industries Inc.	396,658	11,399,951
ACCO Brands Corp.[a,b]	824,395	5,078,273
ARC Document Solutions Inc.[a]	276,728	2,058,856
Brink’s Co. (The)	100,755	2,876,555
Casella Waste Systems Inc. Class Aa	26,418	134,996
CECO Environmental Corp.	63,362	1,051,176
Cenveo Inc.[a,b]	194,405	590,991
CompX International Inc.	8,190	83,784
Courier Corp.	83,279	1,282,497
Deluxe Corp.	129,156	6,776,815
EnerNOC Inc.[a,b]	124,319	2,769,827
Ennis Inc.	191,298	3,169,808
G&K Services Inc. Class A	118,104	7,224,422
Heritage-Crystal Clean Inc.[a,b]	5,389	97,703
HNI Corp.	18,070	660,639
Intersections Inc.	68,799	405,914
Kimball International Inc. Class B	235,524	4,265,340
Knoll Inc.	112,352	2,043,683
McGrath RentCorp	94,247	3,294,875
Mobile Mini Inc.	251,094	10,887,436
Multi-Color Corp.	34,926	1,222,410
NL Industries Inc.	48,219	522,694
Quad Graphics Inc.	181,334	4,252,282
Schawk Inc.	98,032	1,959,660
SP Plus Corp.[a,b]	39,460	1,036,614
Steelcase Inc. Class A	542,289	9,007,420
Swisher Hygiene Inc.[a,b]	825,089	371,373
Tetra Tech Inc.[a]	434,980	12,871,058
TRC Companies Inc.[a]	117,708	782,758
UniFirst Corp.	47,610	5,234,243
United Stationers Inc.	294,386	12,090,433
Viad Corp.	147,041	3,534,866
West Corp.	52,856	1,264,844

		120,304,196
COMMUNICATIONS EQUIPMENT — 1.34%
ADTRAN Inc.	150,299	3,668,799
Applied Optoelectronics Inc.[a,b]	9,805	241,889
ARRIS Group Inc.[a]	99,487	2,803,544
Aviat Networks Inc.[a]	449,040	713,974
Bel Fuse Inc. Class B	71,755	1,571,435
Black Box Corp.	116,381	2,832,714
Calix Inc.[a]	39,017	328,913
Ciena Corp.[a,b]	190,743	4,337,496
Comtech Telecommunications Corp.	111,390	3,548,885

Security	Shares	Value

Digi International Inc.[a]	188,709	$1,915,396
Emulex Corp.[a]	584,219	4,317,378
Extreme Networks Inc.[a]	674,159	3,910,122
Finisar Corp.[a,b]	678,093	17,976,245
Harmonic Inc.[a]	735,750	5,253,255
Infinera Corp.[a,b]	93,887	852,494
KVH Industries Inc.[a,b]	18,103	238,235
NETGEAR Inc.[a,b]	264,762	8,930,422
Numerex Corp. Class Aa,b	101,744	1,112,062
Oplink Communications Inc.[a,b]	125,168	2,248,017
PCTEL Inc.	114,952	1,003,531
Plantronics Inc.	25,537	1,135,120
Procera Networks Inc.[a,b]	123,486	1,283,020
ShoreTel Inc.[a]	373,552	3,212,547
Sonus Networks Inc.[a]	1,288,335	4,341,689
TESSCO Technologies Inc.	37,149	1,387,887
Westell Technologies Inc. Class Aa,b	327,433	1,208,228

		80,373,297
COMPUTERS & PERIPHERALS — 0.51%
Cray Inc.[a,b]	140,742	5,252,491
Electronics For Imaging Inc.[a,b]	155,488	6,734,185
Fusion-io Inc.[a]	178,688	1,879,798
Hutchinson Technology Inc.[a,b]	170,285	481,907
Imation Corp.[a,b]	247,000	1,425,190
Immersion Corp.[a]	13,912	146,772
QLogic Corp.[a]	646,025	8,236,819
Quantum Corp.[a,b]	1,564,118	1,908,224
Super Micro Computer Inc.[a,b]	231,182	4,015,631
Violin Memory Inc.[a,b]	85,924	343,696

		30,424,713
CONSTRUCTION & ENGINEERING — 1.30%
Aegion Corp.[a,b]	251,577	6,367,414
Ameresco Inc. Class Aa,b	142,257	1,075,463
Argan Inc.	101,184	3,008,200
Comfort Systems USA Inc.	199,139	3,034,878
Dycom Industries Inc.[a]	150,449	4,755,693
EMCOR Group Inc.	487,077	22,790,333
Furmanite Corp.[a,b]	102,755	1,009,054
Granite Construction Inc.	281,737	11,249,759
Great Lakes Dredge & Dock Corp.[a]	391,569	3,575,025
Layne Christensen Co.[a,b]	144,812	2,634,130
MYR Group Inc.[a]	151,698	3,840,993
Northwest Pipe Co.[a]	67,926	2,456,204
Orion Marine Group Inc.[a]	199,030	2,501,807
Pike Corp.[a]	86,241	927,953
Sterling Construction Co. Inc.[a,b]	110,823	960,836
Tutor Perini Corp.[a,b]	268,405	7,695,171

		77,882,913
CONSTRUCTION MATERIALS — 0.02%
Texas Industries Inc.[a,b]	10,760	964,311
United States Lime & Minerals Inc.	880	49,544

		1,013,855
CONSUMER FINANCE — 0.56%
Cash America International Inc.	207,129	8,020,035
Consumer Portfolio Services Inc.[a]	58,348	399,100
DFC Global Corp.[a,b]	293,520	2,591,782

62

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Encore Capital Group Inc.[a,b]	39,269	$1,794,593
EZCORP Inc. Class A NVS[a,b]	369,970	3,991,976
First Marblehead Corp. (The)[a,b]	66,430	401,237
Green Dot Corp. Class Aa,b	188,613	3,683,612
Imperial Holdings Inc.[a,b]	125,517	721,723
JGWPT Holdings Inc. Class Aa,b	46,227	844,105
Nelnet Inc. Class A	165,983	6,788,705
Nicholas Financial Inc.	74,780	1,176,289
Regional Management Corp.[a]	19,119	471,475
Springleaf Holdings Inc.[a,b]	99,741	2,508,486

		33,393,118
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	177,046	3,526,756
UFP Technologies Inc.[a,b]	40,353	982,999

		4,509,755
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	71,994	5,226,764
VOXX International Corp.[a,b]	137,382	1,879,386
Weyco Group Inc.	44,678	1,207,200

		8,313,350
DIVERSIFIED CONSUMER SERVICES — 0.47%
Ascent Media Corp. Class Aa,b	88,954	6,720,475
Bridgepoint Education Inc.[a,b]	110,010	1,638,049
Career Education Corp.[a,b]	399,933	2,983,500
Corinthian Colleges Inc.[a,b]	578,201	797,917
Houghton Mifflin Harcourt Co.[a,b]	48,222	980,353
JTH Holding Inc. Class Aa	3,025	83,913
Lincoln Educational Services Corp.	121,176	456,834
Matthews International Corp. Class A	112,278	4,582,065
Regis Corp.	345,041	4,727,062
Steiner Leisure Ltd.[a]	72,547	3,355,299
Universal Technical Institute Inc.	155,719	2,016,561

		28,342,028
DIVERSIFIED FINANCIAL SERVICES — 0.35%
California First National Bancorp	16,796	257,819
GAIN Capital Holdings Inc.	80,077	865,632
Marlin Business Services Corp.	59,365	1,235,386
NewStar Financial Inc.[a,b]	190,894	2,645,791
PHH Corp.[a,b]	414,450	10,709,388
PICO Holdings Inc.[a,b]	165,994	4,314,184
Resource America Inc. Class A	88,283	756,585

		20,784,785
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.41%
Cbeyond Inc.[a]	185,701	1,346,332
Cincinnati Bell Inc.[a]	1,020,040	3,529,339
Fairpoint Communications Inc.[a]	21,887	297,663
Hawaiian Telcom Holdco Inc.[a,b]	75,264	2,144,271
IDT Corp. Class B	7,362	122,651
inContact Inc.[a]	26,004	249,638
Inteliquent Inc.	142,052	2,064,016
Iridium Communications Inc.[a,b]	464,534	3,488,650
magicJack VocalTec Ltd.[a,b]	44,129	936,859
ORBCOMM Inc.[a,b]	304,763	2,087,627
Premiere Global Services Inc.[a,b]	279,405	3,369,624

Security	Shares	Value

Straight Path Communications Inc. Class Ba	3,681	$27,092
Towerstream Corp.[a,b]	112,046	263,308
Vonage Holdings Corp.[a]	1,124,041	4,799,655

		24,726,725
ELECTRIC UTILITIES — 2.82%
ALLETE Inc.	289,752	15,188,800
Cleco Corp.	438,671	22,187,979
El Paso Electric Co.	291,887	10,429,122
Empire District Electric Co. (The)	309,749	7,533,096
Genie Energy Ltd. Class Ba	93,906	936,243
IDACORP Inc.	364,568	20,222,587
MGE Energy Inc.	251,671	9,873,053
NRG Yield Inc. Class Ab	164,001	6,482,960
Otter Tail Corp.	263,067	8,099,833
PNM Resources Inc.	578,122	15,626,638
Portland General Electric Co.	549,247	17,762,648
UIL Holdings Corp.	409,803	15,084,848
Unitil Corp.	100,886	3,313,096
UNS Energy Corp.	282,251	16,943,528

		169,684,431
ELECTRICAL EQUIPMENT — 1.02%
American Superconductor Corp.[a,b]	388,677	625,770
Brady Corp. Class A	335,369	9,105,268
Encore Wire Corp.	131,295	6,369,121
EnerSys Inc.	235,062	16,287,446
Franklin Electric Co. Inc.	18,096	769,442
General Cable Corp.	334,119	8,556,788
Global Power Equipment Group Inc.	123,525	2,456,912
GrafTech International Ltd.[a,b]	848,236	9,262,737
LSI Industries Inc.	157,176	1,287,271
Powell Industries Inc.	66,529	4,311,079
Preformed Line Products Co.	17,157	1,176,112
Revolution Lighting Technologies Inc.[a,b]	13,383	42,157
Vicor Corp.[a]	128,608	1,311,802

		61,561,905
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.60%
Aeroflex Holding Corp.[a]	143,060	1,188,829
Agilysys Inc.[a]	103,436	1,386,042
Anixter International Inc.	82,034	8,328,092
Audience Inc.[a,b]	70,000	875,000
Belden Inc.	36,693	2,553,833
Benchmark Electronics Inc.[a]	394,653	8,938,890
Checkpoint Systems Inc.[a]	297,222	3,988,719
Coherent Inc.[a]	27,101	1,771,050
Control4 Corp.[a,b]	19,209	407,423
CTS Corp.	242,649	5,066,511
Daktronics Inc.	208,613	3,001,941
Electro Rent Corp.	65,967	1,160,359
Electro Scientific Industries Inc.	172,693	1,701,026
Fabrinet[a,b]	205,799	4,274,445
FARO Technologies Inc.[a]	11,196	593,388
GSI Group Inc.[a]	221,109	2,887,684
II-VI Inc.[a,b]	371,518	5,732,523
Insight Enterprises Inc.[a]	315,542	7,923,260
Itron Inc.[a,b]	286,963	10,198,665
Kemet Corp.[a,b]	327,382	1,902,089
Littelfuse Inc.	15,614	1,462,095
Measurement Specialties Inc.[a,b]	13,589	922,014

63

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Mercury Systems Inc.[a]	235,305	$3,108,379
Methode Electronics Inc.	117,895	3,614,661
Multi-Fineline Electronix Inc.[a]	63,842	817,178
Newport Corp.[a]	283,218	5,856,948
OSI Systems Inc.[a]	10,730	642,298
Park Electrochemical Corp.	150,602	4,498,482
PC Connection Inc.	68,054	1,382,857
Plexus Corp.[a]	247,544	9,919,088
RadiSys Corp.[a,b]	205,671	738,359
RealD Inc.[a,b]	43,835	489,637
Richardson Electronics Ltd.	84,122	905,153
Rofin-Sinar Technologies Inc.[a,b]	190,951	4,575,186
Rogers Corp.[a]	80,676	5,035,796
Sanmina Corp.[a,b]	600,906	10,485,810
ScanSource Inc.[a]	202,406	8,252,093
Speed Commerce Inc.[a,b]	328,425	1,195,467
SYNNEX Corp.[a,b]	191,595	11,612,573
TTM Technologies Inc.[a,b]	385,354	3,256,241
Viasystems Group Inc.[a,b]	24,449	306,101
Vishay Precision Group Inc.[a]	90,226	1,568,128
Zygo Corp.[a]	121,097	1,839,463

		156,363,776
ENERGY EQUIPMENT & SERVICES — 3.29%
Basic Energy Services Inc.[a,b]	217,153	5,952,164
Bolt Technology Corp.	62,919	1,243,909
Bristow Group Inc.	262,370	19,814,182
C&J Energy Services Inc.[a,b]	326,998	9,535,262
Cal Dive International Inc.[a,b]	713,769	1,213,407
CARBO Ceramics Inc.	81,327	11,222,313
CHC Group Ltd.[a]	185,024	1,367,327
Dawson Geophysical Co.	59,345	1,662,254
ERA Group Inc.[a,b]	145,796	4,273,281
Exterran Holdings Inc.	417,837	18,334,688
Forum Energy Technologies Inc.[a,b]	142,840	4,425,183
Gulf Island Fabrication Inc.	105,176	2,272,853
GulfMark Offshore Inc. Class A	193,811	8,709,866
Helix Energy Solutions Group Inc.[a]	768,855	17,668,288
Hercules Offshore Inc.[a,b]	1,161,812	5,332,717
Hornbeck Offshore Services Inc.[a,b]	245,767	10,275,518
ION Geophysical Corp.[a,b]	758,516	3,193,352
Key Energy Services Inc.[a,b]	1,105,561	10,215,384
Matrix Service Co.[a]	158,641	5,358,893
Mitcham Industries Inc.[a,b]	92,587	1,290,663
Natural Gas Services Group Inc.[a]	90,398	2,724,596
Newpark Resources Inc.[a]	119,427	1,367,439
North Atlantic Drilling Ltd.	378,608	3,346,895
Nuverra Environmental Solutions Inc.[a,b]	98,545	1,999,478
Parker Drilling Co.[a,b]	863,719	6,123,768
PHI Inc.[a]	85,988	3,804,109
Pioneer Energy Services Corp.[a]	450,679	5,836,293
SEACOR Holdings Inc.[a]	133,707	11,554,959
Tesco Corp.[a]	219,110	4,053,535
TETRA Technologies Inc.[a,b]	567,185	7,259,968
TGC Industries Inc.[a]	9,892	58,857
Vantage Drilling Co.[a,b]	1,448,520	2,476,969
Willbros Group Inc.[a,b]	290,294	3,663,510

		197,631,880
FOOD & STAPLES RETAILING — 0.74%
Andersons Inc. (The)	203,596	12,061,027
Fairway Group Holdings Corp.[a,b]	66,782	510,214
Ingles Markets Inc. Class A	85,049	2,025,867

Security	Shares	Value

Pantry Inc. (The)[a]	158,409	$2,429,994
Rite Aid Corp.[a,b]	2,082,785	13,059,062
Roundy’s Inc.	201,035	1,383,121
Spartan Stores Inc.	266,650	6,188,947
SUPERVALU Inc.[a]	383,374	2,622,278
Village Super Market Inc. Class A	16,061	424,010
Weis Markets Inc.	80,195	3,949,604

		44,654,124
FOOD PRODUCTS — 1.28%
Alico Inc.	2,564	96,663
Boulder Brands Inc.[a,b]	22,942	404,238
Cal-Maine Foods Inc.	15,658	983,009
Chiquita Brands International Inc.[a]	337,191	4,198,028
Darling International Inc.[a]	840,559	16,827,991
Diamond Foods Inc.[a,b]	161,971	5,657,647
Fresh Del Monte Produce Inc.[b]	274,276	7,561,789
Griffin Land & Nurseries Inc.	19,104	577,705
John B. Sanfilippo & Son Inc.	59,630	1,372,683
Omega Protein Corp.[a]	135,165	1,631,442
Post Holdings Inc.[a]	278,728	15,363,487
Seaboard Corp.[a]	1,950	5,111,827
Seneca Foods Corp. Class Aa	59,058	1,859,146
Snyders-Lance Inc.	293,015	8,260,093
Tootsie Roll Industries Inc.	9,224	276,154
TreeHouse Foods Inc.[a,b]	91,211	6,566,280

		76,748,182
GAS UTILITIES — 1.72%
Chesapeake Utilities Corp.	69,757	4,405,852
Delta Natural Gas Co. Inc.	49,836	1,032,602
Laclede Group Inc. (The)	236,980	11,173,607
New Jersey Resources Corp.	303,213	15,100,007
Northwest Natural Gas Co.	195,585	8,607,696
Piedmont Natural Gas Co.	548,092	19,396,976
South Jersey Industries Inc.	188,605	10,578,854
Southwest Gas Corp.	336,240	17,972,028
WGL Holdings Inc.	375,279	15,033,677

		103,301,299
HEALTH CARE EQUIPMENT & SUPPLIES — 1.53%
Alphatec Holdings Inc.[a]	450,979	676,468
Analogic Corp.	49,397	4,055,988
AngioDynamics Inc.[a]	179,996	2,834,937
Anika Therapeutics Inc.[a,b]	36,184	1,487,162
ArthroCare Corp.[a]	37,126	1,789,102
Biolase Inc.[a,b]	19,864	47,872
CONMED Corp.	201,308	8,746,833
CryoLife Inc.	181,185	1,804,603
Cutera Inc.[a,b]	106,749	1,194,521
Cynosure Inc. Class Aa,b	90,803	2,660,528
Derma Sciences Inc.[a,b]	147,188	1,866,344
Exactech Inc.[a]	54,593	1,231,618
Greatbatch Inc.[a]	173,509	7,967,533
ICU Medical Inc.[a]	8,765	524,848
Inogen Inc.[a]	9,030	149,085
Integra LifeSciences Holdings Corp.[a]	75,352	3,465,438
Invacare Corp.	232,253	4,429,065
LDR Holding Corp.[a,b]	15,180	521,129
Medical Action Industries Inc.[a,b]	63,736	444,240
Merit Medical Systems Inc.[a]	307,482	4,396,993

64

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Natus Medical Inc.[a]	90,465	$2,333,997
NuVasive Inc.[a]	252,352	9,692,840
OraSure Technologies Inc.[a,b]	401,969	3,203,693
Orthofix International NVa	132,144	3,984,142
Oxford Immunotec Global PLC[a]	11,168	224,142
PhotoMedex Inc.[a,b]	66,150	1,047,154
Rockwell Medical Technologies Inc.[a,b]	240,820	3,048,781
RTI Surgical Inc.[a,b]	409,347	1,670,136
Staar Surgical Co.[a]	17,911	336,727
Symmetry Medical Inc.[a]	268,883	2,704,963
Tandem Diabetes Care Inc.[a,b]	16,636	367,489
Tornier NVa,b	187,716	3,983,334
Veracyte Inc.[a,b]	5,346	91,577
Wright Medical Group Inc.[a]	293,184	9,109,227

		92,092,509
HEALTH CARE PROVIDERS & SERVICES — 1.80%
Addus HomeCare Corp.[a,b]	35,423	816,500
Alliance HealthCare Services Inc.[a]	22,008	737,928
Almost Family Inc.[a]	60,628	1,400,507
Amedisys Inc.[a,b]	230,051	3,425,459
AmSurg Corp.[a]	164,249	7,732,843
BioScrip Inc.[a,b]	324,376	2,264,144
Chindex International Inc.[a]	71,961	1,373,016
Cross Country Healthcare Inc.[a]	198,377	1,600,902
Ensign Group Inc. (The)	7,070	308,535
Five Star Quality Care Inc.[a]	314,230	1,527,158
Hanger Inc.[a,b]	142,738	4,807,416
HealthSouth Corp.	102,856	3,695,616
Healthways Inc.[a]	85,698	1,468,864
Kindred Healthcare Inc.	392,263	9,186,799
LHC Group Inc.[a,b]	86,619	1,910,815
Magellan Health Services Inc.[a]	196,499	11,662,216
National Healthcare Corp.	78,293	4,366,401
National Research Corp. Class Aa	43,276	717,949
Owens & Minor Inc.[b]	362,193	12,687,621
PharMerica Corp.[a,b]	215,296	6,023,982
Select Medical Holdings Corp.	353,192	4,397,240
Skilled Healthcare Group Inc. Class Aa,b	10,554	55,620
Surgical Care Affiliates Inc.[a,b]	42,266	1,299,679
Triple-S Management Corp. Class Ba,b	160,998	2,598,508
Universal American Corp.	275,715	1,949,305
USMD Holdings Inc.[a,b]	7,864	100,266
WellCare Health Plans Inc.[a]	315,438	20,036,622

		108,151,911
HEALTH CARE TECHNOLOGY — 0.06%
Omnicell Inc.[a,b]	113,666	3,253,121
Vocera Communications Inc.[a]	23,610	385,551

		3,638,672
HOTELS, RESTAURANTS & LEISURE — 1.36%
Biglari Holdings Inc.[a]	10,537	5,136,682
Bob Evans Farms Inc.[b]	159,222	7,965,877
Bravo Brio Restaurant Group Inc.[a]	10,140	143,075
Caesars Entertainment Corp.[a]	32,574	619,232
Carrols Restaurant Group Inc.[a,b]	172,176	1,234,502
ClubCorp Holdings Inc.	79,577	1,504,005
Del Frisco’s Restaurant Group Inc.[a]	43,634	1,217,389
Denny’s Corp.[a]	152,142	978,273
Diamond Resorts International Inc.[a,b]	69,094	1,171,143

Security	Shares	Value

DineEquity Inc.	57,136	$4,460,608
Einstein Noah Restaurant Group Inc.	5,423	89,263
International Speedway Corp. Class A	202,015	6,866,490
Intrawest Resorts Holdings Inc.[a]	67,985	886,524
Isle of Capri Casinos Inc.[a,b]	153,739	1,179,178
Jack in the Box Inc.[a]	61,873	3,646,795
Life Time Fitness Inc.[a,b]	147,335	7,086,814
Luby’s Inc.[a,b]	143,778	885,672
Marcus Corp. (The)	135,119	2,256,487
Marriott Vacations Worldwide Corp.[a]	211,591	11,830,053
Monarch Casino & Resort Inc.[a,b]	28,922	535,925
Morgans Hotel Group Co.[a,b]	114,121	917,533
Noodles & Co.[a,b]	10,299	406,502
Orient-Express Hotels Ltd. Class Aa	695,389	10,020,555
Pinnacle Entertainment Inc.[a]	30,924	732,899
Potbelly Corp.[a,b]	14,681	262,349
Red Robin Gourmet Burgers Inc.[a]	12,865	922,163
Ruby Tuesday Inc.[a,b]	438,781	2,461,561
Scientific Games Corp. Class Aa	87,366	1,199,535
Sonic Corp.[a,b]	82,814	1,887,331
Speedway Motorsports Inc.	85,018	1,592,387
Town Sports International Holdings Inc.	173,383	1,472,022

		81,568,824
HOUSEHOLD DURABLES — 1.10%
Bassett Furniture Industries Inc.	78,928	1,172,081
Beazer Homes USA Inc.[a]	80,432	1,615,074
Cavco Industries Inc.[a]	5,001	392,328
CSS Industries Inc.	61,599	1,663,173
Ethan Allen Interiors Inc.	25,461	647,982
Flexsteel Industries	35,659	1,341,492
Helen of Troy Ltd.[a]	231,543	16,029,722
Hooker Furniture Corp.	77,599	1,215,200
Hovnanian Enterprises Inc. Class Aa,b	247,833	1,172,250
Installed Building Products Inc.[a]	17,346	241,977
La-Z-Boy Inc.	281,249	7,621,848
LGI Homes Inc.[a,b]	31,815	548,809
Lifetime Brands Inc.	74,303	1,327,052
M.D.C. Holdings Inc.	226,111	6,394,419
M/I Homes Inc.[a,b]	125,524	2,814,248
Meritage Homes Corp.[a]	49,733	2,082,818
NACCO Industries Inc. Class A	33,673	1,825,413
New Home Co. Inc. (The)[a]	28,357	403,804
Skullcandy Inc.[a,b]	131,157	1,204,021
Standard-Pacific Corp.[a,b]	1,075,832	8,940,164
TRI Pointe Homes Inc.[a,b]	103,008	1,671,820
UCP Inc.[a,b]	39,914	601,105
Universal Electronics Inc.[a]	103,953	3,990,756
WCI Communities Inc.[a,b]	21,570	426,223
Zagg Inc.[a,b]	223,648	1,033,254

		66,377,033
HOUSEHOLD PRODUCTS — 0.10%
Central Garden & Pet Co. Class Aa	267,769	2,214,450
Harbinger Group Inc.[a,b]	238,236	2,913,626
Oil-Dri Corp. of America	26,262	907,090
Orchids Paper Products Co.	5,559	170,105

		6,205,271
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.47%
Atlantic Power Corp.	868,184	2,517,734

65

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Dynegy Inc.[a,b]	725,757	$18,100,379
Ormat Technologies Inc.	128,099	3,844,251
Pattern Energy Group Inc.[b]	132,901	3,605,604

		28,067,968
INSURANCE — 4.20%
Ambac Financial Group Inc.[a,b]	244,281	7,580,039
American Equity Investment Life Holding Co.	429,380	10,141,956
Amerisafe Inc.	133,891	5,879,154
AmTrust Financial Services Inc.[b]	43,927	1,652,094
Argo Group International Holdings Ltd.	131,824	6,050,722
Baldwin & Lyons Inc. Class B	67,167	1,765,820
Blue Capital Reinsurance Holdings Ltd.[a,b]	38,518	669,828
Citizens Inc.[a,b]	316,003	2,338,422
CNO Financial Group Inc.	1,612,326	29,183,101
Crawford & Co. Class B	120,323	1,312,724
Donegal Group Inc. Class A	53,638	782,042
EMC Insurance Group Inc.	32,656	1,160,268
Employers Holdings Inc.	68,502	1,385,795
Enstar Group Ltd.[a,b]	44,962	6,128,770
FBL Financial Group Inc. Class A	64,849	2,809,259
Fidelity & Guaranty Life	74,211	1,751,380
First American Financial Corp.	785,130	20,845,202
Fortegra Financial Corp.[a]	49,237	346,136
Global Indemnity PLC[a]	60,909	1,604,343
Greenlight Capital Re Ltd. Class Aa,b	154,368	5,063,270
Hallmark Financial Services Inc.[a]	97,801	812,726
Hilltop Holdings Inc.[a]	483,360	11,499,134
Horace Mann Educators Corp.	288,107	8,355,103
Independence Holding Co.	57,342	769,530
Infinity Property and Casualty Corp.	42,294	2,860,343
Investors Title Co.	9,604	728,944
Kansas City Life Insurance Co.	28,693	1,383,003
Maiden Holdings Ltd.	314,317	3,922,676
Meadowbrook Insurance Group Inc.	346,003	2,017,198
Montpelier Re Holdings Ltd.[b]	299,506	8,913,299
National Interstate Corp.	35,117	941,487
National Western Life Insurance Co. Class A	15,888	3,884,616
Navigators Group Inc. (The)[a]	75,218	4,617,633
OneBeacon Insurance Group Ltd. Class A	164,763	2,547,236
Phoenix Companies Inc. (The)[a,b]	41,756	2,160,873
Platinum Underwriters Holdings Ltd.	199,234	11,973,963
Primerica Inc.	413,593	19,484,366
RLI Corp.	308,962	13,668,479
Safety Insurance Group Inc.	93,522	5,036,160
Selective Insurance Group Inc.	403,097	9,400,222
State Auto Financial Corp.	108,770	2,317,889
Stewart Information Services Corp.	154,310	5,420,910
Symetra Financial Corp.	591,437	11,722,281
Third Point Reinsurance Ltd.[a]	135,144	2,142,032
Tower Group International Ltd.[b]	391,760	1,057,752
United Fire Group Inc.	136,225	4,134,429
Universal Insurance Holdings Inc.[b]	172,862	2,195,347

		252,417,956
INTERNET & CATALOG RETAIL — 0.09%
1-800-FLOWERS.COM Inc. Class Aa,b	42,201	237,592
FTD Companies Inc.[a,b]	134,354	4,273,801
RetailMeNot Inc.[a,b]	17,972	575,104
Valuevision Media Inc. Class Aa	36,860	179,139

		5,265,636

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.82%
Angie’s List Inc.[a,b]	135,626	$1,651,925
Bankrate Inc.[a,b]	334,430	5,665,244
Bazaarvoice Inc.[a,b]	155,717	1,136,734
Benefitfocus Inc.[a,b]	9,890	464,533
Blucora Inc.[a]	111,009	2,185,767
Care.com Inc.[a]	4,634	76,693
Chegg Inc.[a,b]	34,490	241,430
Cvent Inc.[a,b]	12,341	446,127
Dealertrack Technologies Inc.[a]	34,969	1,720,125
Demand Media Inc.[a,b]	263,583	1,278,378
Digital River Inc.[a]	242,684	4,229,982
EarthLink Holdings Corp.	749,137	2,704,385
Endurance International Group Holdings Inc.[a,b]	42,267	549,894
Gogo Inc.[a,b]	35,121	721,385
Internap Network Services Corp.[a,b]	390,171	2,762,411
IntraLinks Holdings Inc.[a]	277,452	2,838,334
Limelight Networks Inc.[a,b]	388,618	847,187
Marchex Inc. Class B	166,495	1,749,862
Monster Worldwide Inc.[a]	695,727	5,204,038
Perficient Inc.[a]	210,955	3,822,505
QuinStreet Inc.[a]	226,585	1,504,524
RealNetworks Inc.[a]	163,087	1,236,199
Rocket Fuel Inc.[a,b]	10,576	453,499
Shutterstock Inc.[a,b]	16,808	1,220,429
TechTarget Inc.[a,b]	87,880	633,615
Textura Corp.[a,b]	10,930	275,545
Tremor Video Inc.[a,b]	14,352	59,130
United Online Inc.	96,405	1,114,442
Unwired Planet Inc.[a]	40,168	87,165
Vocus Inc.[a,b]	124,505	1,659,652
Wix.com Ltd.[a,b]	16,097	369,748
YuMe Inc.[a,b]	10,108	73,889

		48,984,776
IT SERVICES — 1.34%
Acxiom Corp.[a]	401,820	13,820,599
CACI International Inc. Class Aa,b	167,438	12,356,924
CIBER Inc.[a,b]	543,784	2,490,531
Convergys Corp.	762,522	16,706,857
CSG Systems International Inc.	110,589	2,879,738
Global Cash Access Inc.[a]	478,546	3,282,825
Hackett Group Inc. (The)	131,870	788,583
Lionbridge Technologies Inc.[a]	26,691	179,097
Luxoft Holding Inc.[a]	8,971	314,613
ManTech International Corp. Class A	173,086	5,090,459
ModusLink Global Solutions Inc.[a]	265,660	1,123,742
MoneyGram International Inc.[a,b]	118,350	2,088,877
PRGX Global Inc.[a]	209,856	1,454,302
Sykes Enterprises Inc.[a]	285,907	5,680,972
TeleTech Holdings Inc.[a,b]	50,680	1,242,167
Unisys Corp.[a,b]	352,106	10,725,149

		80,225,435
LEISURE EQUIPMENT & PRODUCTS — 0.25%
Black Diamond Inc.[a,b]	163,013	1,993,649
Brunswick Corp.	35,615	1,613,003
Callaway Golf Co.	560,871	5,732,102
JAKKS Pacific Inc.[b]	139,782	1,009,226
Johnson Outdoors Inc. Class A	36,044	916,238
LeapFrog Enterprises Inc.[a,b]	463,771	3,478,282
Malibu Boats Inc. Class Aa	19,825	440,512

		15,183,012

66

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.20%
Affymetrix Inc.[a,b]	519,684	$3,705,347
Albany Molecular Research Inc.[a,b]	168,997	3,141,654
Cambrex Corp.[a]	111,113	2,096,703
Harvard Bioscience Inc.[a]	174,223	825,817
Pacific Biosciences of California Inc.[a,b]	374,509	2,003,623

		11,773,144
MACHINERY — 2.53%
Accuride Corp.[a]	18,646	82,602
Actuant Corp. Class A	531,161	18,139,148
Alamo Group Inc.	51,716	2,809,730
Albany International Corp. Class A	172,627	6,135,164
American Railcar Industries Inc.[b]	68,620	4,805,459
Ampco-Pittsburgh Corp.	61,054	1,152,089
Astec Industries Inc.	148,425	6,517,342
Barnes Group Inc.	390,089	15,006,724
Briggs & Stratton Corp.	349,317	7,772,303
CIRCOR International Inc.	120,076	8,805,173
Columbus McKinnon Corp.[a]	120,903	3,238,991
Commercial Vehicle Group Inc.[a]	52,126	475,389
Douglas Dynamics Inc.	13,257	230,937
Dynamic Materials Corp.	99,407	1,892,709
Energy Recovery Inc.[a,b]	182,563	971,235
EnPro Industries Inc.[a,b]	76,549	5,562,816
ESCO Technologies Inc.	137,456	4,837,077
ExOne Co. (The)[a,b]	6,564	235,188
FreightCar America Inc.	88,013	2,045,422
Global Brass & Copper Holdings Inc.	45,507	717,645
Gorman-Rupp Co. (The)	38,953	1,238,316
Greenbrier Companies Inc. (The)[a,b]	177,411	8,089,942
Hardinge Inc.	91,287	1,314,533
Hurco Companies Inc.	46,470	1,239,820
Kadant Inc.	80,972	2,953,049
L.B. Foster Co. Class A	73,610	3,448,628
Lydall Inc.[a]	124,311	2,842,992
Meritor Inc.[a]	707,376	8,665,356
Miller Industries Inc.	82,906	1,619,154
NN Inc.	123,418	2,431,335
PMFG Inc.[a,b]	152,267	909,034
Standex International Corp.	73,733	3,950,614
Tecumseh Products Co. Class Aa,b	134,433	927,588
Titan International Inc.	94,106	1,787,073
Twin Disc Inc.	60,514	1,593,939
Wabash National Corp.[a,b]	456,912	6,287,109
Watts Water Technologies Inc. Class A	191,567	11,243,067

		151,974,692
MARINE — 0.16%
International Shipholding Corp.	40,619	1,195,823
Scorpio Bulkers Inc.[a]	812,735	8,216,751
Ultrapetrol (Bahamas) Ltd.[a,b]	155,409	481,768

		9,894,342
MEDIA — 1.84%
A.H. Belo Corp. Class A	137,411	1,591,219
AMC Entertainment Holdings Inc. Class Aa	116,520	2,825,610

Security	Shares	Value

Beasley Broadcast Group Inc. Class A	30,182	$274,656
Carmike Cinemas Inc.[a,b]	120,225	3,589,918
Central European Media Enterprises Ltd. Class Aa,b	553,319	1,626,758
Crown Media Holdings Inc. Class Aa,b	198,911	763,818
Cumulus Media Inc. Class Aa,b	141,346	976,701
Daily Journal Corp.[a,b]	6,641	1,148,694
Dex Media Inc.[a,b]	124,623	1,146,532
E.W. Scripps Co. (The) Class Aa,b	225,717	3,999,705
Entercom Communications Corp. Class Aa,b	174,463	1,756,842
Global Sources Ltd.[a]	119,063	1,066,804
Gray Television Inc.[a,b]	339,342	3,518,977
Harte-Hanks Inc.	313,460	2,770,986
Journal Communications Inc. Class Aa	317,997	2,817,453
Live Nation Entertainment Inc.[a]	1,021,380	22,215,015
Martha Stewart Living Omnimedia Inc. Class Aa,b	182,174	825,248
McClatchy Co. (The) Class Aa,b	88,428	567,708
MDC Partners Inc.	191,272	4,364,827
Media General Inc. Class Aa,b	141,342	2,596,453
Meredith Corp.	259,253	12,037,117
National CineMedia Inc.	306,103	4,591,545
New York Times Co. (The) Class Ab	936,342	16,030,175
Reading International Inc. Class Aa	126,858	929,869
Rentrak Corp.[a]	4,477	269,874
Saga Communications Inc. Class A	25,372	1,260,735
Salem Communications Corp. Class A	74,723	746,483
Scholastic Corp.	191,816	6,613,816
SFX Entertainment Inc.[a,b]	76,866	541,905
Sizmek Inc.[a,b]	174,568	1,855,658
World Wrestling Entertainment Inc. Class A	187,120	5,404,026

		110,725,127
METALS & MINING — 2.16%
A.M. Castle & Co.[a,b]	125,774	1,847,620
AK Steel Holding Corp.[a,b]	987,365	7,128,775
Allied Nevada Gold Corp.[a,b]	754,910	3,253,662
AMCOL International Corp.	124,291	5,690,042
Century Aluminum Co.[a,b]	372,090	4,915,309
Coeur Mining Inc.[a,b]	460,422	4,277,320
Commercial Metals Co.	848,285	16,015,621
General Moly Inc.[a,b]	416,443	412,279
Gerber Scientific Inc. Escrow[a,d]	173,399	1,734
Globe Specialty Metals Inc.	441,797	9,198,214
Handy & Harman Ltd.[a]	4,869	107,167
Haynes International Inc.	89,556	4,836,024
Hecla Mining Co.	2,069,194	6,352,426
Horsehead Holding Corp.[a,b]	365,807	6,152,874
Kaiser Aluminum Corp.	137,213	9,799,752
Materion Corp.	70,325	2,386,127
Midway Gold Corp.[a]	84,901	89,146
Molycorp Inc.[a,b]	1,077,409	5,053,048
Noranda Aluminium Holding Corp.	245,286	1,008,125
Olympic Steel Inc.	48,942	1,404,635
RTI International Metals Inc.[a,b]	226,610	6,295,226
Schnitzer Steel Industries Inc. Class A	176,809	5,100,940
Stillwater Mining Co.[a,b]	857,160	12,694,540
SunCoke Energy Inc.[a]	507,932	11,601,167
Universal Stainless & Alloy Products Inc.[a,b]	50,269	1,697,584
Walter Energy Inc.[b]	297,008	2,245,380

		129,564,737
MULTI-UTILITIES — 0.75%
Avista Corp.	434,913	13,330,084
Black Hills Corp.	322,556	18,595,353
NorthWestern Corp.	274,973	13,041,969

		44,967,406

67

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.18%
Bon-Ton Stores Inc. (The)	6,575	$72,193
Burlington Stores Inc.[a,b]	50,079	1,478,332
Fred’s Inc. Class A	267,832	4,823,654
Gordmans Stores Inc.	48,547	265,067
Tuesday Morning Corp.[a,b]	310,897	4,399,193

		11,038,439
OIL, GAS & CONSUMABLE FUELS — 4.32%
Adams Resources & Energy Inc.	14,376	832,658
Alon USA Energy Inc.	167,940	2,509,024
Alpha Natural Resources Inc.[a,b]	1,602,459	6,810,451
Apco Oil and Gas International Inc.[a]	55,979	808,897
Approach Resources Inc.[a,b]	112,428	2,350,870
Arch Coal Inc.[b]	1,538,105	7,413,666
Athlon Energy Inc.[a]	81,253	2,880,419
Bill Barrett Corp.[a,b]	251,110	6,428,416
BPZ Resources Inc.[a,b]	858,466	2,729,922
Callon Petroleum Co.[a,b]	291,312	2,438,281
Carrizo Oil & Gas Inc.[a,b]	47,907	2,561,108
Clayton Williams Energy Inc.[a,b]	42,757	4,831,969
Cloud Peak Energy Inc.[a]	441,535	9,334,050
Comstock Resources Inc.	350,090	7,999,557
Contango Oil & Gas Co.[a]	89,895	4,291,587
Delek US Holdings Inc.	92,372	2,682,483
Emerald Oil Inc.[a,b]	409,326	2,750,671
Endeavour International Corp.[a,b]	366,266	1,190,365
Energy XXI (Bermuda) Ltd.[b]	529,903	12,489,814
EPL Oil & Gas Inc.[a]	147,187	5,681,418
Equal Energy Ltd.	258,983	1,186,142
EXCO Resources Inc.[b]	601,269	3,367,106
Forest Oil Corp.[a,b]	749,830	1,432,175
Frontline Ltd.[a,b]	417,457	1,640,606
GasLog Ltd.	216,828	5,049,924
Green Plains Renewable Energy Inc.[b]	184,121	5,516,265
Halcon Resources Corp.[a,b]	1,676,764	7,260,388
Hallador Energy Co.	63,196	540,326
Jones Energy Inc. Class Aa,b	49,284	746,160
Knightsbridge Tankers Ltd.	222,438	3,014,035
L&L Energy Inc.[a,b]	226,360	342,256
Magnum Hunter Resources Corp.[a,b]	856,082	7,276,697
Matador Resources Co.[a,b]	422,305	10,342,250
Midstates Petroleum Co. Inc.[a,b]	241,915	1,296,664
Miller Energy Resources Inc.[a,b]	223,380	1,313,474
Nordic American Tankers Ltd.[b]	544,692	5,359,769
Northern Oil and Gas Inc.[a,b]	462,869	6,767,145
Panhandle Oil and Gas Inc.	3,446	150,280
PDC Energy Inc.[a,b]	258,376	16,086,490
Penn Virginia Corp.[a,b]	400,782	7,009,677
PetroCorp Inc. Escrow[a,d]	19,086	0
PetroQuest Energy Inc.[a]	27,810	158,517
Quicksilver Resources Inc.[a,b]	760,543	2,000,228
Renewable Energy Group Inc.[a,b]	122,049	1,462,147
Resolute Energy Corp.[a,b]	495,012	3,564,086
REX American Resources Corp.[a,b]	36,180	2,064,069
RSP Permian Inc.[a]	101,437	2,930,515
Sanchez Energy Corp.[a,b]	258,388	7,656,036
Scorpio Tankers Inc.	1,340,268	13,362,472
SemGroup Corp. Class A	21,100	1,385,848
Ship Finance International Ltd.[b]	406,176	7,298,983

Security	Shares	Value

Stone Energy Corp.[a,b]	362,667	$15,221,134
Swift Energy Co.[a,b]	313,199	3,370,021
Teekay Tankers Ltd. Class Ab	453,567	1,605,627
Triangle Petroleum Corp.[a,b]	401,882	3,311,508
Ur-Energy Inc.[a]	750,639	1,163,490
VAALCO Energy Inc.[a,b]	209,677	1,792,738
W&T Offshore Inc.	251,272	4,349,518
Warren Resources Inc.[a,b]	527,412	2,531,578
Western Refining Inc.[b]	171,288	6,611,717
Westmoreland Coal Co.[a]	85,801	2,555,154
ZaZa Energy Corp.[a,b]	155,857	117,220

		259,226,061
PAPER & FOREST PRODUCTS — 0.44%
Clearwater Paper Corp.[a,b]	32,470	2,034,895
Louisiana-Pacific Corp.[a]	279,302	4,711,825
Neenah Paper Inc.	103,584	5,357,364
P.H. Glatfelter Co.	33,724	917,967
Resolute Forest Products Inc.[a,b]	506,743	10,180,467
Schweitzer-Mauduit International Inc.	63,532	2,705,828
Wausau Paper Corp.	18,478	235,225

		26,143,571
PERSONAL PRODUCTS — 0.11%
Elizabeth Arden Inc.[a,b]	28,325	835,871
Inter Parfums Inc.	35,903	1,300,048
Nature’s Sunshine Products Inc.	79,323	1,093,071
Nutraceutical International Corp.[a]	62,160	1,615,538
Revlon Inc. Class Aa,b	55,322	1,413,477
Synutra International Inc.[a]	11,953	79,965

		6,337,970
PHARMACEUTICALS — 0.45%
Aerie Pharmaceuticals Inc.[a,b]	11,699	247,902
Aratana Therapeutics Inc.[a]	12,530	232,557
Hi-Tech Pharmacal Co. Inc.[a]	52,257	2,264,296
Horizon Pharma Inc.[a,b]	195,068	2,949,428
Impax Laboratories Inc.[a]	497,024	13,131,374
Nektar Therapeutics[a,b]	278,861	3,379,795
Pernix Therapeutics Holdings[a,b]	127,445	681,831
POZEN Inc.[a]	196,498	1,571,984
Relypsa Inc.[a,b]	9,180	273,656
Revance Therapeutics Inc.[a]	7,156	225,414
SciClone Pharmaceuticals Inc.[a,b]	105,814	481,454
XenoPort Inc.[a,b]	341,008	1,763,011

		27,202,702
PROFESSIONAL SERVICES — 1.18%
Acacia Research Corp.[b]	254,382	3,886,957
CBIZ Inc.[a,b]	257,417	2,357,940
CDI Corp.	102,794	1,762,917
CRA International Inc.[a]	74,728	1,641,774
Franklin Covey Co.[a]	20,973	414,636
FTI Consulting Inc.[a,b]	292,578	9,754,550
Heidrick & Struggles International Inc.	130,352	2,616,165
Huron Consulting Group Inc.[a]	146,674	9,296,198
ICF International Inc.[a]	143,551	5,714,765
Kelly Services Inc. Class A	194,736	4,621,085
Kforce Inc.	17,283	368,474
Korn/Ferry International[a]	353,362	10,519,587

68

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Navigant Consulting Inc.[a,b]	367,467	$6,856,934
Odyssey Marine Exploration Inc.[a,b]	40,151	91,946
Pendrell Corp.[a,b]	1,004,954	1,839,066
Resources Connection Inc.	295,842	4,168,414
RPX Corp.[a,b]	201,363	3,278,190
VSE Corp.	30,245	1,593,911

		70,783,509
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.92%
Acadia Realty Trust	326,637	8,616,684
AG Mortgage Investment Trust Inc.	202,000	3,537,020
Agree Realty Corp.	107,371	3,265,152
Altisource Residential Corp.	410,206	12,946,101
American Assets Trust Inc.	240,262	8,106,440
American Capital Mortgage Investment Corp.	384,051	7,208,637
American Realty Capital Properties Inc.	2,839,070	39,803,761
American Residential Properties Inc.[a,b]	98,422	1,769,628
AmREIT Inc.	142,871	2,367,372
Anworth Mortgage Asset Corp.[b]	991,834	4,919,497
Apollo Commercial Real Estate Finance Inc.	267,813	4,453,730
Apollo Residential Mortgage Inc.	231,778	3,761,757
Ares Commercial Real Estate Corp.	153,843	2,063,035
Armada Hoffler Properties Inc.	138,249	1,388,020
ARMOUR Residential REIT Inc.	2,715,528	11,187,975
Ashford Hospitality Prime Inc.	131,636	1,990,336
Ashford Hospitality Trust Inc.[b]	446,183	5,028,482
Associated Estates Realty Corp.	417,623	7,074,534
Aviv REIT Inc.	74,247	1,815,339
Campus Crest Communities Inc.	468,433	4,065,998
Capstead Mortgage Corp.[b]	683,349	8,651,198
CatchMark Timber Trust Inc. Class A	74,759	1,050,364
Cedar Realty Trust Inc.	527,925	3,225,622
Chambers Street Properties	1,716,532	13,337,454
Chatham Lodging Trust	190,673	3,855,408
Chesapeake Lodging Trust	352,569	9,071,600
Colony Financial Inc.	669,325	14,691,684
Cousins Properties Inc.	1,220,189	13,995,568
CubeSmart[b]	1,017,518	17,460,609
CyrusOne Inc.	138,571	2,886,434
CYS Investments Inc.	1,173,491	9,693,036
DCT Industrial Trust Inc.	2,295,471	18,088,311
DiamondRock Hospitality Co.	1,418,534	16,667,775
DuPont Fabros Technology Inc.[b]	255,730	6,155,421
Dynex Capital Inc.	397,309	3,555,916
EastGroup Properties Inc.	14,080	885,773
Education Realty Trust Inc.	827,136	8,163,832
Ellington Residential Mortgage REIT	46,929	794,039
Empire State Realty Trust Inc. Class A	487,427	7,365,022
EPR Properties[b]	374,876	20,014,630
Equity One Inc.[b]	437,026	9,763,161
Excel Trust Inc.	348,599	4,420,235
FelCor Lodging Trust Inc.	901,038	8,145,384
First Industrial Realty Trust Inc.	780,123	15,071,976
First Potomac Realty Trust[b]	427,512	5,523,455
Franklin Street Properties Corp.	653,439	8,233,331
GEO Group Inc. (The)	288,248	9,293,116
Getty Realty Corp.	185,165	3,497,767
Gladstone Commercial Corp.[b]	114,514	1,985,673
Glimcher Realty Trust	108,267	1,085,918
Government Properties Income Trust[b]	390,898	9,850,630
Gramercy Property Trust Inc.[b]	427,819	2,207,546
Healthcare Realty Trust Inc.	425,144	10,267,228
Hersha Hospitality Trust	1,470,374	8,572,280
Highwoods Properties Inc.	450,585	17,306,970

Security	Shares	Value

Hudson Pacific Properties Inc.	364,921	$8,418,727
Inland Real Estate Corp.	86,264	910,085
Invesco Mortgage Capital Inc.	903,690	14,883,774
Investors Real Estate Trust	727,478	6,532,752
iStar Financial Inc.[a,b]	617,408	9,112,942
Javelin Mortgage Investment Corp.[b]	87,877	1,178,431
Kite Realty Group Trust	946,808	5,680,848
LaSalle Hotel Properties	754,500	23,623,395
Lexington Realty Trust[b]	1,286,499	14,035,704
LTC Properties Inc.	33,834	1,273,173
Medical Properties Trust Inc.[b]	1,172,679	14,998,564
Monmouth Real Estate Investment Corp. Class A	327,438	3,123,759
New Residential Investment Corp.	1,836,552	11,882,491
New York Mortgage Trust Inc.[b]	547,805	4,261,923
NorthStar Realty Finance Corp.	2,371,422	38,274,751
One Liberty Properties Inc.	85,451	1,821,815
Parkway Properties Inc.	428,924	7,827,863
Pebblebrook Hotel Trust	445,728	15,052,235
Pennsylvania Real Estate Investment Trust[b]	493,654	8,910,455
PennyMac Mortgage Investment Trust[c]	503,781	12,040,366
Physicians Realty Trust	120,082	1,671,541
QTS Realty Trust Inc. Class A	84,060	2,109,065
RAIT Financial Trust	588,020	4,992,290
Ramco-Gershenson Properties Trust	483,187	7,875,948
Redwood Trust Inc.[b]	596,089	12,088,685
Resource Capital Corp.	923,997	5,146,663
Retail Opportunity Investments Corp.	521,025	7,784,114
Rexford Industrial Realty Inc.	87,262	1,237,375
RLJ Lodging Trust	897,558	24,000,701
Rouse Properties Inc.	188,141	3,243,551
Ryman Hospitality Properties Inc.	113,276	4,816,496
Sabra Healthcare REIT Inc.	160,098	4,465,133
Select Income REIT	158,336	4,792,831
Silver Bay Realty Trust Corp.	108,932	1,690,625
Sovran Self Storage Inc.	20,572	1,511,013
STAG Industrial Inc.	321,651	7,751,789
Strategic Hotels & Resorts Inc.[a]	207,650	2,115,954
Summit Hotel Properties Inc.	580,782	5,389,657
Sunstone Hotel Investors Inc.	1,327,212	18,222,621
Terreno Realty Corp.	181,699	3,435,928
UMH Properties Inc.	103,554	1,012,758
Urstadt Biddle Properties Inc. Class A	43,603	900,838
Washington Real Estate Investment Trust[b]	347,571	8,299,995
Western Asset Mortgage Capital Corp.[b]	194,713	3,045,311
Whitestone REIT Class B	153,966	2,223,269
Winthrop Realty Trust	214,601	2,487,226
ZAIS Financial Corp.	3,742	62,342

		776,421,636
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
Alexander & Baldwin Inc.	312,456	13,298,127
AV Homes Inc.[a,b]	69,602	1,259,100
Consolidated-Tomoka Land Co.	42,552	1,713,995
Forestar Group Inc.[a,b]	222,724	3,964,487
Kennedy-Wilson Holdings Inc.	425,404	9,575,844
RE/MAX Holdings Inc. Class Aa,b	60,607	1,747,300
Tejon Ranch Co.[a]	7,321	247,669

		31,806,522
ROAD & RAIL — 0.51%
Arkansas Best Corp.	187,274	6,919,774
Celadon Group Inc.	135,127	3,248,453
Heartland Express Inc.	79,125	1,795,346

69

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

Marten Transport Ltd.	171,197	$3,684,160
Patriot Transportation Holding Inc.[a,b]	47,649	1,717,747
Quality Distribution Inc.[a,b]	101,561	1,319,277
Roadrunner Transportation Systems Inc.[a]	69,598	1,756,654
Werner Enterprises Inc.	238,681	6,088,752
YRC Worldwide Inc.[a,b]	174,718	3,931,155

		30,461,318
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.16%
Advanced Energy Industries Inc.[a]	17,697	433,577
Alpha & Omega Semiconductor Ltd.[a]	126,009	927,426
Amkor Technology Inc.[a,b]	507,594	3,482,095
ANADIGICS Inc.[a,b]	598,625	1,017,663
ATMI Inc.[a]	231,791	7,883,212
Axcelis Technologies Inc.[a]	790,740	1,700,091
Brooks Automation Inc.	483,823	5,288,185
CEVA Inc.[a]	159,985	2,809,337
Cirrus Logic Inc.[a,b]	273,345	5,431,365
Cohu Inc.	179,900	1,932,126
Diodes Inc.[a]	57,243	1,495,187
DSP Group Inc.[a]	143,845	1,242,821
Entegris Inc.[a]	859,604	10,409,804
Entropic Communications Inc.[a,b]	656,907	2,686,750
FormFactor Inc.[a]	394,162	2,518,695
GSI Technology Inc.[a]	147,580	1,019,778
GT Advanced Technologies Inc.[a,b]	156,267	2,664,352
Inphi Corp.[a]	126,293	2,032,054
Integrated Device Technology Inc.[a]	676,484	8,273,399
Integrated Silicon Solution Inc.[a,b]	217,966	3,389,371
International Rectifier Corp.[a]	504,060	13,811,244
Intersil Corp. Class A	923,147	11,927,059
IXYS Corp.	175,316	1,989,837
Kopin Corp.[a]	482,704	1,824,621
Lattice Semiconductor Corp.[a,b]	623,067	4,884,845
LTX-Credence Corp.[a]	344,324	3,067,927
M/A-COM Technology Solutions Holdings Inc.[a]	4,299	88,344
Microsemi Corp.[a]	149,224	3,735,077
MKS Instruments Inc.	384,748	11,500,118
MoSys Inc.[a,b]	43,099	195,670
Nanometrics Inc.[a]	53,629	963,713
NeoPhotonics Corp.[a,b]	146,830	1,164,362
OmniVision Technologies Inc.[a,b]	358,735	6,349,610
Pericom Semiconductor Corp.[a]	166,765	1,305,770
Photronics Inc.[a,b]	439,370	3,747,826
PLX Technology Inc.[a]	24,763	149,816
PMC-Sierra Inc.[a]	849,923	6,467,914
RF Micro Devices Inc.[a]	258,209	2,034,687
Rubicon Technology Inc.[a]	137,828	1,556,078
Rudolph Technologies Inc.[a,b]	195,005	2,225,007
Sigma Designs Inc.[a]	222,275	1,058,029
Spansion Inc. Class Aa,b	344,161	5,995,285
Supertex Inc.[a]	72,030	2,375,549
Tessera Technologies Inc.	382,981	9,049,841
TriQuint Semiconductor Inc.[a]	1,067,692	14,296,396
Ultra Clean Holdings Inc.[a,b]	163,283	2,147,171
Veeco Instruments Inc.[a,b]	220,566	9,248,332

		189,797,416
SOFTWARE — 0.80%
Accelrys Inc.[a]	407,499	5,077,438
Actuate Corp.[a]	22,443	135,107
Aspen Technology Inc.[a]	38,281	1,621,583
Barracuda Networks Inc.[a,b]	8,056	273,421

Security	Shares	Value

Covisint Corp.[a,b]	14,280	$104,672
Cyan Inc.[a,b]	46,855	200,071
Ebix Inc.[b]	59,935	1,023,090
EPIQ Systems Inc.	212,961	2,902,658
ePlus Inc.[a]	25,667	1,431,192
Gigamon Inc.[a,b]	36,038	1,095,195
Glu Mobile Inc.[a,b]	29,144	138,143
Mavenir Systems Inc.[a,b]	10,891	194,949
Mentor Graphics Corp.	692,168	15,241,539
Progress Software Corp.[a,b]	188,760	4,114,968
QAD Inc. Class A	4,952	101,169
Sapiens International Corp.[a]	119,266	967,247
SeaChange International Inc.[a]	239,468	2,500,046
TeleCommunication Systems Inc.[a,b]	346,055	795,926
TeleNav Inc.[a]	129,052	769,150
TiVo Inc.[a,b]	493,338	6,526,862
Varonis Systems Inc.[a]	10,118	361,820
Vasco Data Security International Inc.[a,b]	123,489	931,107
Vringo Inc.[a,b]	399,375	1,385,831

		47,893,184
SPECIALTY RETAIL — 2.44%
America’s Car-Mart Inc.[a,b]	13,866	509,160
Asbury Automotive Group Inc.[a]	26,780	1,481,202
Barnes & Noble Inc.[a,b]	274,749	5,742,254
bebe stores inc.	253,518	1,551,530
Body Central Corp.[a,b]	120,235	128,651
Brown Shoe Co. Inc.	118,937	3,156,588
Cato Corp. (The) Class A	159,232	4,305,633
Children’s Place Retail Stores Inc. (The)	110,920	5,524,925
Citi Trends Inc.[a]	106,633	1,737,052
Container Store Group Inc. (The)[a,b]	46,975	1,594,801
Destination Maternity Corp.	10,047	275,288
Destination XL Group Inc.[a,b]	308,845	1,741,886
Finish Line Inc. (The) Class A	236,080	6,395,407
Genesco Inc.[a,b]	48,736	3,634,244
Group 1 Automotive Inc.	157,887	10,366,860
Haverty Furniture Companies Inc.	109,077	3,239,587
hhgregg Inc.[a,b]	88,022	845,891
Jos. A. Bank Clothiers Inc.[a]	171,757	11,043,975
Kirkland’s Inc.[a]	29,605	547,396
MarineMax Inc.[a,b]	180,045	2,734,884
Men’s Wearhouse Inc. (The)	344,489	16,873,071
New York & Co. Inc.[a,b]	85,414	374,968
Office Depot Inc.[a]	3,038,702	12,549,839
Pacific Sunwear of California Inc.[a]	39,630	117,701
Penske Automotive Group Inc.	237,948	10,174,657
Pep Boys - Manny, Moe & Jack (The)[a]	386,131	4,911,586
RadioShack Corp.[a,b]	731,682	1,551,166
Rent-A-Center Inc.	387,528	10,308,245
Sears Hometown and Outlet Stores Inc.[a]	22,210	525,267
Select Comfort Corp.[a]	24,298	439,308
Shoe Carnival Inc.	109,635	2,525,990
Sonic Automotive Inc. Class A	210,400	4,729,792
Stage Stores Inc.	238,085	5,821,178
Stein Mart Inc.	94,641	1,325,920
Systemax Inc.[a]	79,256	1,181,707
Tilly’s Inc. Class Aa	5,334	62,408
Trans World Entertainment Corp.	77,018	279,575
West Marine Inc.[a]	123,518	1,404,400
Zale Corp.[a,b]	235,027	4,914,415

		146,628,407

70

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.39%
American Apparel Inc.[a,b]	421,610	$211,227
Columbia Sportswear Co.	93,782	7,751,082
Crocs Inc.[a]	87,218	1,360,601
Culp Inc.	7,358	145,247
G-III Apparel Group Ltd.[a,b]	29,120	2,084,410
Iconix Brand Group Inc.[a,b]	187,907	7,379,108
Jones Group Inc. (The)	581,388	8,703,378
Kate Spade & Co.[a,b]	870,521	32,287,624
Movado Group Inc.	120,741	5,499,753
Perry Ellis International Inc.[a]	89,782	1,233,605
Quiksilver Inc.[a,b]	256,040	1,922,860
R.G. Barry Corp.	67,466	1,273,758
SKECHERS U.S.A. Inc. Class Aa,b	280,715	10,257,326
Unifi Inc.[a]	107,507	2,480,186
Vince Holding Corp.[a,b]	44,225	1,165,771

		83,755,936
THRIFTS & MORTGAGE FINANCE — 2.89%
Astoria Financial Corp.	641,054	8,859,366
Banc of California Inc.	118,574	1,454,903
Bank Mutual Corp.	335,042	2,124,166
BankFinancial Corp.	154,682	1,543,726
BBX Capital Corp.[a,b]	52,481	1,020,755
Beneficial Mutual Bancorp Inc.[a,b]	232,816	3,070,843
Berkshire Hills Bancorp Inc.	182,110	4,713,007
Brookline Bancorp Inc.	508,994	4,794,723
Capitol Federal Financial Inc.	1,081,155	13,568,495
Charter Financial Corp.	165,512	1,789,185
Clifton Savings Bancorp Inc.	62,491	732,394
Dime Community Bancshares Inc.	230,393	3,912,073
Doral Financial Corp.[a,b]	49,676	431,188
ESB Financial Corp.	91,895	1,201,068
ESSA Bancorp Inc.	61,793	671,690
Essent Group Ltd.[a,b]	137,360	3,085,106
EverBank Financial Corp.	584,219	11,526,641
Federal Agricultural Mortgage Corp. Class C NVS	74,888	2,490,026
First Defiance Financial Corp.	71,319	1,934,171
First Federal Bancshares of Arkansas Inc.[a]	17,375	159,329
First Financial Northwest Inc.	109,978	1,116,277
Flagstar Bancorp Inc.[a,b]	143,615	3,191,125
Fox Chase Bancorp Inc.	88,436	1,490,147
Franklin Financial Corp.[a]	78,226	1,530,100
Hingham Institution for Savings	9,323	731,855
Home Bancorp Inc.[a,b]	47,124	989,133
Home Loan Servicing Solutions Ltd.[b]	515,480	11,134,368
HomeStreet Inc.	94,134	1,840,320
Kearny Financial Corp.[a]	104,303	1,541,598
Ladder Capital Corp. Class Aa	109,811	2,073,232
Meridian Interstate Bancorp Inc.[a,b]	55,911	1,429,644
Meta Financial Group Inc.	43,592	1,955,101
MGIC Investment Corp.[a,b]	1,059,110	9,023,617
NASB Financial Inc.	30,816	776,563
Northfield Bancorp Inc	325,945	4,191,653
Northwest Bancshares Inc.	680,398	9,933,811
OceanFirst Financial Corp.	100,159	1,771,813
Oritani Financial Corp.	226,075	3,574,246
PennyMac Financial Services Inc. Class Aa,b,c	93,191	1,550,698
Provident Financial Holdings Inc.	63,009	971,599
Provident Financial Services Inc.	433,229	7,958,417
Radian Group Inc.[b]	912,166	13,709,855
Rockville Financial Inc.	186,902	2,539,998

Security	Shares	Value

Stonegate Mortgage Corp.[a,b]	59,807	$888,732
Territorial Bancorp Inc.	73,123	1,579,457
Tree.com Inc.[a]	19,635	609,470
TrustCo Bank Corp. NY	681,484	4,797,647
United Community Financial Corp.[a,b]	359,068	1,407,547
United Financial Bancorp Inc.	143,470	2,638,413
Walker & Dunlop Inc.[a,b]	118,359	1,935,170
Waterstone Financial Inc.[a]	59,366	616,813
Westfield Financial Inc.	132,642	988,183
WSFS Financial Corp.	56,899	4,064,296

		173,633,753
TOBACCO — 0.23%
Alliance One International Inc.[a,b]	637,564	1,861,687
Universal Corp.	166,896	9,327,817
Vector Group Ltd.	119,746	2,579,329

		13,768,833
TRADING COMPANIES & DISTRIBUTORS — 0.55%
Aceto Corp.	158,569	3,185,651
Aircastle Ltd.[b]	294,271	5,702,972
Applied Industrial Technologies Inc.	24,504	1,182,073
CAI International Inc.[a,b]	78,919	1,946,932
Houston Wire & Cable Co.	88,449	1,161,335
Kaman Corp.	68,299	2,778,403
Rush Enterprises Inc. Class Aa,b	158,221	5,139,018
Stock Building Supply Holdings Inc.[a,b]	20,164	409,733
TAL International Group Inc.	131,236	5,626,087
Textainer Group Holdings Ltd.[b]	102,510	3,923,058
Titan Machinery Inc.[a,b]	123,710	1,938,536

		32,993,798
TRANSPORTATION INFRASTRUCTURE — 0.09%
Wesco Aircraft Holdings Inc.[a]	234,404	5,159,232

		5,159,232
WATER UTILITIES — 0.46%
American States Water Co.	255,957	8,264,852
Artesian Resources Corp. Class A	56,136	1,260,815
California Water Service Group	346,477	8,294,659
Connecticut Water Service Inc.	78,069	2,667,618
Consolidated Water Co. Ltd.[b]	107,130	1,411,973
Middlesex Water Co.	114,960	2,508,427
SJW Corp.	81,803	2,418,097
York Water Co. (The)	24,778	505,471

		27,331,912
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a,b]	135,010	915,368
Leap Wireless International Inc./AT&T Inc.	304,489	767,312
NII Holdings Inc.[a,b]	1,253,709	1,491,914
RingCentral Inc. Class Aa,b	40,359	730,498
Shenandoah Telecommunications Co.	17,615	568,788
USA Mobility Inc.	157,534	2,862,393

		7,336,273

TOTAL COMMON STOCKS (Cost: $5,320,254,813)		5,993,939,146

71

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 0.03%

CLOSED-END FUNDS — 0.03%
Capitala Finance Corp.	24,308	$468,658
Firsthand Technology Value Fund Inc.	66,422	1,418,110

		1,886,768

TOTAL INVESTMENT COMPANIES (Cost: $1,829,629)		1,886,768

RIGHTS — 0.00%

MEDIA — 0.00%
Central European Media Enterprises Ltd.[a,d]	9,073	—

		—

TOTAL RIGHTS (Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1

SHORT-TERM INVESTMENTS — 14.24%

MONEY MARKET FUNDS — 14.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	808,463,553	808,463,553
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	42,121,427	42,121,427

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	4,670,981	$4,670,981

		855,255,961

TOTAL SHORT-TERM INVESTMENTS (Cost: $855,255,961)		855,255,961

TOTAL INVESTMENTS IN SECURITIES — 114.05% (Cost: $6,177,340,403)		6,851,081,876
Other Assets, Less Liabilities — (14.05)%		(843,793,431)

NET ASSETS — 100.00%		$6,007,288,445

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

72

Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.63%
AAR Corp.	10,763	$279,300
AeroVironment Inc.[a,b]	4,673	188,088
Alliant Techsystems Inc.	8,493	1,207,280
American Science and Engineering Inc.	2,191	147,169
API Technologies Corp.[a]	8,679	25,429
Astronics Corp.[a]	3,766	238,802
B/E Aerospace Inc.[a]	25,969	2,253,850
Boeing Co. (The)	200,623	25,176,180
Cubic Corp.	5,222	266,688
Curtiss-Wright Corp.	12,536	796,537
DigitalGlobe Inc.[a,b]	19,719	572,048
Ducommun Inc.[a]	2,822	70,719
Engility Holdings Inc.[a,b]	4,236	190,832
Erickson Air-Crane Inc.[a,b]	997	19,252
Esterline Technologies Corp.[a]	8,112	864,253
Exelis Inc.	49,463	940,292
GenCorp Inc.[a,b]	15,851	289,598
General Dynamics Corp.	79,098	8,615,354
HEICO Corp.	17,489	1,052,138
Hexcel Corp.[a]	26,443	1,151,328
Honeywell International Inc.	208,075	19,301,037
Huntington Ingalls Industries Inc.	13,072	1,336,743
Innovative Solutions and Support Inc.[a]	3,295	24,811
Keyw Holding Corp. (The)[a,b]	8,801	164,667
Kratos Defense & Security Solutions Inc.[a,b]	10,719	80,821
L-3 Communications Holdings Inc.	23,711	2,801,455
LMI Aerospace Inc.[a,b]	2,320	32,712
Lockheed Martin Corp.	69,060	11,273,354
Moog Inc. Class Aa	12,045	789,068
National Presto Industries Inc.	1,239	96,692
Northrop Grumman Corp.	58,809	7,255,854
Orbital Sciences Corp.[a,b]	15,632	436,133
Precision Castparts Corp.	38,941	9,842,727
Raytheon Co.	85,953	8,491,297
Rockwell Collins Inc.	35,841	2,855,452
Sparton Corp.[a,b]	2,731	79,964
Spirit AeroSystems Holdings Inc. Class Aa	31,599	890,776
Taser International Inc.[a,b]	14,655	268,040
Teledyne Technologies Inc.[a]	9,801	953,931
Textron Inc.	73,500	2,887,815
TransDigm Group Inc.	13,865	2,567,798
Triumph Group Inc.	13,672	882,938
United Technologies Corp.	243,788	28,484,190

		146,143,412
AIR FREIGHT & LOGISTICS — 0.63%
Air Transport Services Group Inc.[a]	13,977	109,720
Atlas Air Worldwide Holdings Inc.[a]	7,027	247,842
C.H. Robinson Worldwide Inc.	40,639	2,129,077
Echo Global Logistics Inc.[a]	3,931	72,016
Expeditors International of Washington Inc.	54,651	2,165,819
FedEx Corp.	78,223	10,369,241
Forward Air Corp.	7,737	356,753
Hub Group Inc. Class Aa,b	9,883	395,221
Pacer International Inc.[a]	9,071	81,276

Security	Shares	Value

Park-Ohio Holdings Corp.[a,b]	2,300	$129,145
United Parcel Service Inc. Class B	191,570	18,655,087
UTi Worldwide Inc.	23,986	254,012
XPO Logistics Inc.[a,b]	12,725	374,242

		35,339,451
AIRLINES — 0.43%
Alaska Air Group Inc.	18,437	1,720,356
Allegiant Travel Co.	3,964	443,691
American Airlines Group Inc.[a,b]	51,945	1,901,187
Copa Holdings SA Class A	8,793	1,276,656
Delta Air Lines Inc.	226,485	7,847,705
Hawaiian Holdings Inc.[a]	13,737	191,769
JetBlue Airways Corp.[a,b]	61,974	538,554
Republic Airways Holdings Inc.[a]	12,607	115,228
SkyWest Inc.	13,545	172,834
Southwest Airlines Co.	191,127	4,512,508
Spirit Airlines Inc.[a,b]	15,944	947,074
United Continental Holdings Inc.[a]	94,161	4,202,405

		23,869,967
AUTO COMPONENTS — 0.56%
Allison Transmission Holdings Inc.	9,051	270,987
American Axle & Manufacturing Holdings Inc.[a,b]	17,690	327,619
BorgWarner Inc.	61,252	3,765,160
Cooper Tire & Rubber Co.	16,633	404,182
Dana Holding Corp.	42,850	997,119
Delphi Automotive PLC	82,773	5,616,976
Dorman Products Inc.[a]	6,566	387,788
Drew Industries Inc.	6,051	327,964
Federal-Mogul Corp. Class Aa	4,787	89,565
Fox Factory Holding Corp.[a]	2,625	49,612
Fuel Systems Solutions Inc.[a,b]	3,899	41,953
Gentex Corp.	38,438	1,211,950
Gentherm Inc.[a]	10,823	375,775
Goodyear Tire & Rubber Co. (The)	65,128	1,701,795
Johnson Controls Inc.	181,162	8,572,586
Lear Corp.	21,362	1,788,427
Modine Manufacturing Co.[a]	12,655	185,396
Remy International Inc.	3,731	88,126
Shiloh Industries Inc.[a]	1,298	23,027
Spartan Motors Inc.	9,310	47,853
Standard Motor Products Inc.	5,137	183,750
Stoneridge Inc.[a,b]	7,318	82,181
Superior Industries International Inc.	6,050	123,964
Tenneco Inc.[a]	16,114	935,740
Tower International Inc.[a]	1,589	43,253
TRW Automotive Holdings Corp.[a]	28,501	2,326,252
Visteon Corp.[a]	13,140	1,162,102

		31,131,102
AUTOMOBILES — 0.66%
Ford Motor Co.	1,021,021	15,927,927
General Motors Co.	329,083	11,327,037
Harley-Davidson Inc.	59,320	3,951,305
Tesla Motors Inc.[a,b]	22,093	4,605,286
Thor Industries Inc.	11,421	697,366
Winnebago Industries Inc.[a]	7,889	216,080

		36,725,001

1

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

BEVERAGES — 1.72%
Beam Inc.	42,574	$3,546,414
Boston Beer Co. Inc. (The) Class Aa,b	2,131	521,520
Brown-Forman Corp. Class B NVS	39,891	3,577,824
Coca-Cola Bottling Co. Consolidated	1,208	102,656
Coca-Cola Co. (The)	1,013,344	39,175,879
Coca-Cola Enterprises Inc.	69,453	3,317,075
Constellation Brands Inc. Class Aa	40,684	3,456,920
Craft Brew Alliance Inc.[a]	2,746	41,931
Dr Pepper Snapple Group Inc.	54,040	2,943,018
Molson Coors Brewing Co. Class B NVS	36,938	2,174,171
Monster Beverage Corp.[a]	35,523	2,467,072
National Beverage Corp.[a]	2,918	56,930
PepsiCo Inc.	409,855	34,222,893

		95,604,303
BIOTECHNOLOGY — 2.53%
ACADIA Pharmaceuticals Inc.[a]	22,046	536,379
Acceleron Pharma Inc.[a,b]	1,811	62,480
Achillion Pharmaceuticals Inc.[a,b]	24,797	81,582
Acorda Therapeutics Inc.[a,b]	10,723	406,509
Aegerion Pharmaceuticals Inc.[a,b]	7,655	353,049
Agios Pharmaceuticals Inc.[a,b]	1,816	71,096
Alexion Pharmaceuticals Inc.[a]	51,620	7,852,951
Alkermes PLC[a]	35,884	1,582,126
Alnylam Pharmaceuticals Inc.[a,b]	15,825	1,062,490
AMAG Pharmaceuticals Inc.[a,b]	5,779	111,824
Amgen Inc.	198,321	24,460,912
Amicus Therapeutics Inc.[a,b]	8,017	16,595
Anacor Pharmaceuticals Inc.[a,b]	5,694	113,937
Arena Pharmaceuticals Inc.[a,b]	57,584	362,779
ARIAD Pharmaceuticals Inc.[a,b]	45,904	369,986
ArQule Inc.[a]	15,633	32,048
Array BioPharma Inc.[a,b]	33,970	159,659
AVEO Pharmaceuticals Inc.[a,b]	10,263	15,343
Biogen Idec Inc.[a]	62,776	19,201,295
BioMarin Pharmaceutical Inc.[a,b]	36,770	2,508,082
Biotime Inc.[a,b]	8,104	26,662
Bluebird Bio Inc.[a]	1,815	41,273
Celgene Corp.[a]	110,325	15,401,370
Cell Therapeutics Inc.[a]	29,794	101,300
Celldex Therapeutics Inc.[a,b]	24,879	439,612
Cepheid Inc.[a,b]	17,474	901,309
Chelsea Therapeutics International Ltd.[a,b]	17,758	98,024
ChemoCentryx Inc.[a,b]	6,546	43,400
Chimerix Inc.[a]	2,220	50,705
Clovis Oncology Inc.[a,b]	4,916	340,531
Coronado Biosciences Inc.[a,b]	4,792	9,488
Cubist Pharmaceuticals Inc.[a]	17,040	1,246,476
Curis Inc.[a,b]	21,482	60,579
Cytokinetics Inc.[a]	6,591	62,614
Cytori Therapeutics Inc.[a,b]	14,185	38,300
Dendreon Corp.[a,b]	52,055	155,644
Durata Therapeutics Inc.[a,b]	2,343	31,537
Dyax Corp.[a,b]	35,425	318,116
Dynavax Technologies Corp.[a,b]	83,034	149,461
Emergent BioSolutions Inc.[a]	6,885	173,984
Enanta Pharmaceuticals Inc.[a,b]	966	38,630
Enzon Pharmaceuticals Inc.	11,171	11,506
Epizyme Inc.[a,b]	1,605	36,546
Exact Sciences Corp.[a,b]	22,573	319,859
Exelixis Inc.[a,b]	48,713	172,444

Security	Shares	Value

Fibrocell Science Inc.[a,b]	4,508	$23,577
Five Prime Therapeutics Inc.[a]	3,754	73,804
Foundation Medicine Inc.[a,b]	2,613	84,583
Galena Biopharma Inc.[a,b]	31,746	79,365
Genomic Health Inc.[a,b]	4,205	110,760
Geron Corp.[a,b]	34,686	72,147
Gilead Sciences Inc.[a]	404,454	28,659,610
GTx Inc.[a,b]	7,064	10,808
Halozyme Therapeutics Inc.[a,b]	23,842	302,793
Harvard Apparatus Regenerative Technology Inc.[a]	1,529	13,868
Hyperion Therapeutics Inc.[a,b]	2,401	61,946
Idenix Pharmaceuticals Inc.[a,b]	34,084	205,527
ImmunoGen Inc.[a,b]	22,069	329,490
Immunomedics Inc.[a,b]	17,061	71,827
Incyte Corp.[a]	27,280	1,460,026
Infinity Pharmaceuticals Inc.[a,b]	12,689	150,872
Insmed Inc.[a,b]	8,565	163,078
Insys Therapeutics Inc.[a]	1,959	81,161
Intercept Pharmaceuticals Inc.[a,b]	1,913	630,888
InterMune Inc.[a,b]	26,343	881,700
Intrexon Corp.[a,b]	3,032	79,711
Ironwood Pharmaceuticals Inc. Class Aa,b	31,061	382,672
Isis Pharmaceuticals Inc.[a,b]	29,572	1,277,806
KaloBios Pharmaceuticals Inc.[a]	2,288	6,200
Karyopharm Therapeutics Inc.[a,b]	2,367	73,117
Keryx Biopharmaceuticals Inc.[a,b]	26,114	444,983
Kythera Biopharmaceuticals Inc.[a,b]	3,759	149,458
Lexicon Pharmaceuticals Inc.[a,b]	59,268	102,534
Ligand Pharmaceuticals Inc. Class Ba,b	4,660	313,432
MacroGenics Inc.[a]	1,848	51,430
MannKind Corp.[a,b]	41,321	166,110
Medivation Inc.[a,b]	19,884	1,279,933
MEI Pharma Inc.[a]	2,584	28,760
Merrimack Pharmaceuticals Inc.[a,b]	24,017	121,046
MiMedx Group Inc.[a]	22,330	136,883
Momenta Pharmaceuticals Inc.[a,b]	12,493	145,543
Myriad Genetics Inc.[a,b]	21,436	732,897
Nanosphere Inc.[a]	11,090	23,844
Navidea Biopharmaceuticals Inc.[a,b]	25,765	47,665
Neurocrine Biosciences Inc.[a]	22,635	364,423
NewLink Genetics Corp.[a,b]	4,819	136,860
Novavax Inc.[a,b]	53,427	242,024
NPS Pharmaceuticals Inc.[a,b]	27,871	834,179
OncoGenex Pharmaceutical Inc.[a]	3,883	45,664
OncoMed Pharmaceuticals Inc.[a,b]	881	29,646
Onconova Therapeutics Inc.[a,b]	1,595	10,112
Ophthotech Corp.[a,b]	2,340	83,632
Opko Health Inc.[a,b]	49,907	465,133
Orexigen Therapeutics Inc.[a]	27,096	176,124
Osiris Therapeutics Inc.[a,b]	4,280	56,196
OvaScience Inc.[a,b]	2,335	20,875
PDL BioPharma Inc.[b]	47,127	391,625
Peregrine Pharmaceuticals Inc.[a,b]	36,315	68,998
Pharmacyclics Inc.[a,b]	15,438	1,547,196
Portola Pharmaceuticals Inc.[a]	2,602	67,392
Progenics Pharmaceuticals Inc.[a,b]	22,137	90,540
Prothena Corp. PLC[a]	3,395	130,062
PTC Therapeutics Inc.[a]	2,565	67,049
Puma Biotechnology Inc.[a,b]	6,576	684,825
Raptor Pharmaceutical Corp.[a,b]	18,140	181,400
Receptos Inc.[a,b]	1,573	65,972
Regeneron Pharmaceuticals Inc.[a]	21,190	6,362,933
Regulus Therapeutics Inc.[a,b]	3,391	30,587
Repligen Corp.[a,b]	8,182	105,221
Retrophin Inc.[a]	5,022	106,818

2

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Rigel Pharmaceuticals Inc.[a]	22,522	$87,385
Sangamo BioSciences Inc.[a,b]	19,938	360,479
Sarepta Therapeutics Inc.[a,b]	9,446	226,987
Seattle Genetics Inc.[a,b]	26,583	1,211,121
SIGA Technologies Inc.[a,b]	8,938	27,708
Spectrum Pharmaceuticals Inc.[a]	15,796	123,841
Stemline Therapeutics Inc.[a,b]	2,378	48,416
Sunesis Pharmaceuticals Inc.[a,b]	7,327	48,431
Synageva BioPharma Corp.[a,b]	6,149	510,183
Synergy Pharmaceuticals Inc.[a,b]	21,362	113,432
Synta Pharmaceuticals Corp.[a,b]	9,878	42,574
Targacept Inc.[a]	7,129	33,863
TESARO Inc.[a]	3,581	105,568
Tetraphase Pharmaceuticals Inc.[a]	3,040	33,106
TG Therapeutics Inc.[a,b]	3,340	23,046
Theravance Inc.[a,b]	20,785	643,088
Threshold Pharmaceuticals Inc.[a]	11,939	56,830
Ultragenyx Pharmaceutical Inc.[a]	1,977	96,656
United Therapeutics Corp.[a]	12,268	1,153,560
Vanda Pharmaceuticals Inc.[a]	7,494	121,777
Verastem Inc.[a,b]	4,150	44,779
Vertex Pharmaceuticals Inc.[a]	61,586	4,355,362
Vical Inc.[a,b]	20,056	25,872
XOMA Corp.[a,b]	23,767	123,826
ZIOPHARM Oncology Inc.[a,b]	17,679	80,970

		140,726,692
BUILDING PRODUCTS — 0.23%
A.O. Smith Corp.	20,189	929,098
AAON Inc.	7,306	203,618
Allegion PLC	26,541	1,384,644
American Woodmark Corp.[a]	2,858	96,200
Apogee Enterprises Inc.	7,613	252,980
Armstrong World Industries Inc.[a]	7,249	386,009
Builders FirstSource Inc.[a,b]	11,835	107,817
Fortune Brands Home & Security Inc.	43,656	1,837,044
Gibraltar Industries Inc.[a,b]	8,104	152,922
Griffon Corp.	12,020	143,519
Insteel Industries Inc.	4,636	91,190
Lennox International Inc.	13,149	1,195,376
Masco Corp.	94,179	2,091,716
NCI Building Systems Inc.[a,b]	4,801	83,825
Nortek Inc.[a,b]	2,201	180,944
Owens Corning	31,480	1,358,992
Patrick Industries Inc.[a,b]	1,636	72,524
PGT Inc.[a]	8,791	101,184
Ply Gem Holdings Inc.[a,b]	4,157	52,503
Quanex Building Products Corp.	9,763	201,899
Simpson Manufacturing Co. Inc.	10,641	375,947
Trex Co. Inc.[a,b]	4,587	335,585
Universal Forest Products Inc.	5,230	289,428
USG Corp.[a]	20,329	665,165

		12,590,129
CAPITAL MARKETS — 2.29%
Affiliated Managers Group Inc.[a]	13,946	2,789,897
American Capital Ltd.[a]	75,263	1,188,403
Ameriprise Financial Inc.	50,450	5,553,031
Apollo Investment Corp.	59,056	490,755
Ares Capital Corp.	78,483	1,382,870
Arlington Asset Investment Corp. Class A	2,666	70,596
Artisan Partners Asset Management Inc.	3,325	213,631
Bank of New York Mellon Corp. (The)	308,759	10,896,105

Security	Shares	Value

BGC Partners Inc. Class A	33,624	$219,901
BlackRock Inc.[c]	34,725	10,920,318
BlackRock Kelso Capital Corp.[c]	17,802	163,244
Calamos Asset Management Inc. Class A	5,210	67,365
Capital Southwest Corp.	3,247	112,736
Charles Schwab Corp. (The)	290,388	7,936,304
CIFC Corp.	1,732	14,098
Cohen & Steers Inc.[b]	4,905	195,464
Cowen Group Inc. Class Aa	23,349	102,969
Diamond Hill Investment Group Inc.	756	99,369
E*TRADE Financial Corp.[a]	75,637	1,741,164
Eaton Vance Corp. NVS	31,752	1,211,656
Evercore Partners Inc. Class A	8,323	459,846
FBR & Co.[a]	2,533	65,427
Federated Investors Inc. Class B	24,379	744,535
Fidus Investment Corp.	3,239	62,545
Fifth Street Finance Corp.	36,074	341,260
Financial Engines Inc.	12,935	656,839
Franklin Resources Inc.	108,780	5,893,700
FXCM Inc. Class A	9,701	143,284
GAMCO Investors Inc. Class A	1,749	135,810
Garrison Capital Inc.	1,627	22,990
GFI Group Inc.	18,440	65,462
Gladstone Capital Corp.	5,541	55,853
Gladstone Investment Corp.	7,296	60,338
Goldman Sachs Group Inc. (The)	121,255	19,867,632
Golub Capital BDC Inc.	9,146	163,165
Greenhill & Co. Inc.	7,732	401,909
GSV Capital Corp.[a,b]	5,113	51,846
Hercules Technology Growth Capital Inc.	16,245	228,567
HFF Inc. Class A	8,699	292,373
Horizon Technology Finance Corp.	2,036	25,470
ICG Group Inc.[a]	10,028	204,772
INTL FCStone Inc.[a,b]	3,756	70,650
Invesco Ltd.	117,676	4,354,012
Investment Technology Group Inc.[a,b]	10,202	206,080
Janus Capital Group Inc.	39,496	429,322
JMP Group Inc.	3,869	27,509
KCAP Financial Inc.	5,823	50,427
KCG Holdings Inc. Class Aa,b	19,680	234,782
Ladenburg Thalmann Financial Services Inc.[a,b]	27,685	83,609
Lazard Ltd. Class A	33,878	1,595,315
Legg Mason Inc.	29,437	1,443,590
LPL Financial Holdings Inc.	13,707	720,166
Main Street Capital Corp.	9,623	316,212
Manning & Napier Inc.	3,650	61,211
MCG Capital Corp.	20,837	78,972
Medallion Financial Corp.	4,837	63,897
Medley Capital Corp.	10,790	146,852
Morgan Stanley	402,325	12,540,470
MVC Capital Inc.	6,205	84,078
New Mountain Finance Corp.	13,613	198,069
NGP Capital Resources Co.	5,672	38,343
Northern Trust Corp.	63,312	4,150,735
Oppenheimer Holdings Inc. Class A	2,725	76,436
PennantPark Floating Rate Capital Ltd.	2,750	38,005
PennantPark Investment Corp.	17,219	190,270
Piper Jaffray Companies Inc.[a,b]	4,007	183,521
Prospect Capital Corp.	83,825	905,310
Pzena Investment Management Inc. Class A	2,987	35,157
Raymond James Financial Inc.	32,301	1,806,595
Safeguard Scientifics Inc.[a]	5,654	125,406
SEI Investments Co.	38,190	1,283,566
Solar Capital Ltd.	11,758	256,089
Solar Senior Capital Ltd.	2,600	44,486

3

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

State Street Corp.	114,312	$7,950,400
Stellus Capital Investment Corp.[b]	3,778	54,328
Stifel Financial Corp.[a,b]	16,430	817,557
SWS Group Inc.[a]	7,631	57,080
T. Rowe Price Group Inc.	68,530	5,643,445
TCP Capital Corp.	10,994	181,951
TD Ameritrade Holding Corp.	61,607	2,091,558
THL Credit Inc.	11,699	161,446
TICC Capital Corp.	13,899	135,932
Triangle Capital Corp.	7,225	187,055
Virtus Investment Partners Inc.[a,b]	1,716	297,160
Waddell & Reed Financial Inc. Class A	22,892	1,685,309
Walter Investment Management Corp.[a,b]	9,523	284,071
Westwood Holdings Group Inc.	1,801	112,905
WhiteHorse Finance Inc.	1,793	25,228
WisdomTree Investments Inc.[a]	26,597	348,953

		127,187,019
CHEMICALS — 2.56%
A. Schulman Inc.	7,833	284,025
Advanced Emissions Solutions Inc.[a]	7,352	180,418
Air Products and Chemicals Inc.	55,169	6,567,318
Airgas Inc.	17,379	1,851,037
Albemarle Corp.	21,549	1,431,285
American Vanguard Corp.	7,314	158,348
Arabian American Development Co.[a,b]	5,257	57,038
Ashland Inc.	20,965	2,085,598
Axiall Corp.	18,438	828,235
Balchem Corp.	7,826	407,891
Cabot Corp.	16,884	997,169
Calgon Carbon Corp.[a,b]	15,138	330,463
Celanese Corp. Series A	41,931	2,327,590
CF Industries Holdings Inc.	14,682	3,826,716
Chase Corp.	1,712	53,979
Chemtura Corp.[a]	26,093	659,892
Cytec Industries Inc.	9,668	943,693
Dow Chemical Co. (The)	319,923	15,545,059
E.I. du Pont de Nemours and Co.	243,263	16,322,947
Eastman Chemical Co.	40,779	3,515,558
Ecolab Inc.	69,367	7,490,942
Ferro Corp.[a]	19,086	260,715
Flotek Industries Inc.[a,b]	12,937	360,295
FMC Corp.	35,985	2,755,012
FutureFuel Corp.	5,165	104,850
H.B. Fuller Co.	13,212	637,875
Hawkins Inc.	2,382	87,515
Huntsman Corp.	51,381	1,254,724
Innophos Holdings Inc.	5,813	329,597
Innospec Inc.	6,083	275,134
International Flavors & Fragrances Inc.	21,572	2,063,793
Intrepid Potash Inc.[a]	14,209	219,671
KMG Chemicals Inc.	2,066	32,395
Koppers Holdings Inc.	5,626	231,960
Kraton Performance Polymers Inc.[a]	8,643	225,928
Kronos Worldwide Inc.	5,330	88,904
Landec Corp.[a]	6,872	76,692
LSB Industries Inc.[a,b]	4,994	186,875
LyondellBasell Industries NV Class A	102,106	9,081,308
Minerals Technologies Inc.	9,480	612,029
Monsanto Co.	141,769	16,129,059
Mosaic Co. (The)	79,383	3,969,150
NewMarket Corp.	2,553	997,661
Olin Corp.	21,153	584,034
OM Group Inc.	8,645	287,187

Security	Shares	Value

OMNOVA Solutions Inc.[a]	12,152	$126,138
Penford Corp.[a]	2,584	37,106
PolyOne Corp.	26,325	965,074
PPG Industries Inc.	37,742	7,301,567
Praxair Inc.	78,710	10,308,649
Quaker Chemical Corp.	3,342	263,450
Rockwood Holdings Inc.	19,569	1,455,934
RPM International Inc.	34,927	1,461,346
Scotts Miracle-Gro Co. (The) Class A	11,096	679,963
Sensient Technologies Corp.	13,233	746,474
Sherwin-Williams Co. (The)	23,401	4,613,039
Sigma-Aldrich Corp.	31,827	2,972,005
Stepan Co.	4,985	321,832
Taminco Corp.[a,b]	4,157	87,339
Tredegar Corp.	6,314	145,285
Valspar Corp. (The)	23,599	1,701,960
W.R. Grace & Co.[a]	19,917	1,975,169
Westlake Chemical Corp.	10,529	696,809
Zep Inc.	5,954	105,386

		142,682,089
COMMERCIAL BANKS — 6.01%
1st Source Corp.	3,924	125,921
1st United Bancorp Inc.	8,067	61,793
Access National Corp.	1,978	32,063
American National Bankshares Inc.	2,069	48,663
Ameris Bancorp[a,b]	6,546	152,522
Ames National Corp.	2,130	46,945
Arrow Financial Corp.	2,787	73,688
Associated Banc-Corp.	44,396	801,792
BancFirst Corp.	1,744	98,763
Banco Latinoamericano de Comercio Exterior SA Class E	7,514	198,445
Bancorp Inc. (The)[a]	7,656	144,009
BancorpSouth Inc.	25,021	624,524
Bank of America Corp.	2,854,856	49,103,523
Bank of Hawaii Corp.	12,032	729,260
Bank of Kentucky Financial Corp.	1,695	63,630
Bank of Marin Bancorp	1,325	59,652
Bank of the Ozarks Inc.	7,897	537,470
BankUnited Inc.	17,014	591,577
Banner Corp.	5,092	209,841
Bar Harbor Bankshares	1,030	39,501
BB&T Corp.	185,837	7,465,072
BBCN Bancorp Inc.	20,704	354,867
BNC Bancorp	4,857	84,172
BOK Financial Corp.	6,855	473,338
Boston Private Financial Holdings Inc.	20,825	281,762
Bridge Bancorp Inc.	2,241	59,857
Bridge Capital Holdings[a,b]	2,319	55,099
Bryn Mawr Bank Corp.	3,010	86,477
C&F Financial Corp.	877	29,064
Camden National Corp.	2,077	85,572
Capital Bank Financial Corp.[a]	6,303	158,268
Capital City Bank Group Inc.[b]	2,970	39,442
CapitalSource Inc.	51,839	756,331
Cardinal Financial Corp.	7,842	139,823
Cascade Bancorp[a,b]	1,623	9,089
Cathay General Bancorp	20,878	525,917
Center Bancorp Inc.	3,117	59,223
CenterState Banks Inc.	7,827	85,471
Central Pacific Financial Corp.	5,777	116,695
Century Bancorp Inc. Class A	910	31,040
Chemical Financial Corp.	7,243	235,035
Chemung Financial Corp.	957	25,954

4

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

CIT Group Inc.	53,080	$2,601,982
Citigroup Inc.	806,212	38,375,691
Citizens & Northern Corp.	3,138	61,850
City Holding Co.	3,902	175,044
City National Corp.	12,496	983,685
CNB Financial Corp.	3,352	59,263
CoBiz Financial Inc.	9,184	105,800
Columbia Banking System Inc.	14,098	402,075
Comerica Inc.[b]	49,215	2,549,337
Commerce Bancshares Inc.	21,390	992,924
Community Bank System Inc.	10,549	411,622
Community Trust Bancorp Inc.	3,757	155,840
CommunityOne Bancorp.[a]	2,717	30,485
ConnectOne Bancorp Inc.[a]	414	20,269
CU Bancorp[a,b]	2,533	46,607
Cullen/Frost Bankers Inc.	13,778	1,068,208
Customers Bancorp Inc.[a]	5,252	109,609
CVB Financial Corp.	23,419	372,362
Eagle Bancorp Inc.[a,b]	5,711	206,167
East West Bancorp Inc.	37,250	1,359,625
Enterprise Bancorp Inc.	1,584	32,219
Enterprise Financial Services Corp.	4,779	95,915
F.N.B. Corp.	42,939	575,383
Farmers Capital Bank Corp.[a]	1,978	44,426
Fidelity Southern Corp.	2,725	38,068
Fifth Third Bancorp	231,468	5,312,191
Financial Institutions Inc.	3,651	84,046
First Bancorp (North Carolina)	3,932	74,708
First Bancorp (Puerto Rico)[a,b]	18,709	101,777
First Bancorp Inc. (Maine)	2,236	36,447
First Busey Corp.	19,716	114,353
First Citizens BancShares Inc. Class A	1,998	481,019
First Commonwealth Financial Corp.	27,890	252,126
First Community Bancshares Inc.	4,759	77,857
First Connecticut Bancorp Inc.	4,692	73,477
First Financial Bancorp	15,606	280,596
First Financial Bankshares Inc.	8,313	513,660
First Financial Corp.	3,008	101,309
First Financial Holdings Inc.	6,383	399,703
First Horizon National Corp.	63,787	787,132
First Interstate BancSystem Inc.	4,292	121,120
First Merchants Corp.	11,100	240,204
First Midwest Bancorp Inc.	19,983	341,310
First NBC Bank Holding Co.[a]	1,092	38,067
First Niagara Financial Group Inc.	93,428	882,895
First of Long Island Corp. (The)	2,087	84,753
First Republic Bank	30,793	1,662,514
First Security Group Inc[a,b]	16,548	34,420
FirstMerit Corp.	43,605	908,292
Flushing Financial Corp.	8,131	171,320
Fulton Financial Corp.	50,833	639,479
German American Bancorp Inc.	3,362	97,128
Glacier Bancorp Inc.	18,991	552,068
Great Southern Bancorp Inc.	2,792	83,844
Guaranty Bancorp[b]	4,058	57,827
Hampton Roads Bankshares Inc.[a,b]	8,924	14,189
Hancock Holding Co.	22,492	824,332
Hanmi Financial Corp.	8,216	191,433
Heartland Financial USA Inc.	3,875	104,586
Heritage Commerce Corp.	5,353	43,145
Heritage Financial Corp.	4,053	68,577
Heritage Oaks Bancorp[a,b]	5,302	42,840
Home Bancshares Inc.	11,704	402,852
Home Federal Bancorp Inc.	3,994	62,147
HomeTrust Bancshares Inc.[a,b]	5,880	92,786

Security	Shares	Value

Horizon Bancorp	1,765	$39,324
Hudson Valley Holding Corp.	4,047	77,095
Huntington Bancshares Inc.	221,933	2,212,672
IBERIABANK Corp.	7,886	553,203
Independent Bank Corp. (Massachusetts)	6,096	240,000
Independent Bank Group Inc.	1,002	58,868
International Bancshares Corp.	14,151	354,907
Intervest Bancshares Corp.[a]	4,758	35,447
Investors Bancorp Inc.	13,435	371,343
J.P. Morgan Chase & Co.	1,000,588	60,745,697
KeyCorp	243,580	3,468,579
Lakeland Bancorp Inc.	8,304	93,420
Lakeland Financial Corp.	4,293	172,664
LCNB Corp.	1,640	28,372
M&T Bank Corp.	34,092	4,135,360
Macatawa Bank Corp.	6,247	31,485
MainSource Financial Group Inc.	5,604	95,828
MB Financial Inc.	14,559	450,747
Mercantile Bank Corp.	2,246	46,313
Merchants Bancshares Inc.	1,321	43,078
Metro Bancorp Inc.[a]	3,905	82,552
Middleburg Financial Corp.	1,367	24,073
MidSouth Bancorp Inc.	2,200	37,026
MidWestOne Financial Group Inc.	1,837	46,366
National Bank Holdings Corp. Class A	13,833	277,628
National Bankshares Inc.	1,830	66,813
National Penn Bancshares Inc.	30,250	316,113
NBT Bancorp Inc.	11,516	281,681
NewBridge Bancorp[a]	6,707	47,888
Northrim BanCorp Inc.	1,765	45,343
OFG Bancorp	12,055	207,225
Old National Bancorp	27,334	407,550
OmniAmerican Bancorp Inc.	3,046	69,418
Pacific Continental Corp.	4,816	66,268
Pacific Premier Bancorp Inc.[a]	4,073	65,738
PacWest Bancorp[b]	9,812	422,014
Palmetto Bancshares Inc.[a]	1,161	16,358
Park National Corp.	2,998	230,516
Park Sterling Corp.	11,600	77,140
Peapack-Gladstone Financial Corp.	2,930	64,460
Penns Woods Bancorp Inc.	996	48,585
Peoples Bancorp Inc.	2,777	68,675
Pinnacle Financial Partners Inc.	9,216	345,508
PNC Financial Services Group Inc. (The)[c]	139,901	12,171,387
Popular Inc.[a]	27,330	846,957
Preferred Bank[a]	3,106	80,632
PrivateBancorp Inc.	16,505	503,568
Prosperity Bancshares Inc.	15,939	1,054,365
Regions Financial Corp.	374,027	4,155,440
Renasant Corp.	8,147	236,670
Republic Bancorp Inc. Class A	2,648	59,845
S&T Bancorp Inc.	7,713	182,798
S.Y. Bancorp Inc.	3,114	98,527
Sandy Spring Bancorp Inc.	6,542	163,419
Seacoast Banking Corp. of Florida[a]	3,774	41,514
Sierra Bancorp	3,074	48,938
Signature Bank[a]	12,541	1,575,024
Simmons First National Corp. Class A	4,562	170,026
Southside Bancshares Inc.	4,772	149,745
Southwest Bancorp Inc.	5,039	88,989
State Bank Financial Corp.	8,522	150,754
Sterling Bancorp	20,728	262,416
Sterling Financial Corp.	8,983	299,403
Suffolk Bancorp[a]	2,592	57,802
Sun Bancorp Inc. (New Jersey)[a,b]	10,118	33,996

5

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

SunTrust Banks Inc.	142,903	$5,686,110
Susquehanna Bancshares Inc.	49,750	566,653
SVB Financial Group[a]	11,794	1,518,831
Synovus Financial Corp.	258,813	877,376
Talmer Bancorp Inc. Class Aa	5,703	83,492
Taylor Capital Group Inc.[a]	4,273	102,210
TCF Financial Corp.	42,924	715,114
Texas Capital Bancshares Inc.[a]	10,696	694,598
Tompkins Financial Corp.	3,838	187,908
TowneBank	7,053	109,392
TriCo Bancshares	4,206	109,062
Tristate Capital Holdings Inc.[a]	1,759	24,995
Trustmark Corp.	17,165	435,133
U.S. Bancorp	489,142	20,964,626
UMB Financial Corp.	9,448	611,286
Umpqua Holdings Corp.	29,650	552,676
Union First Market Bankshares Corp.	11,618	295,330
United Bankshares Inc.	12,472	381,893
United Community Banks Inc.[a,b]	10,605	205,843
Univest Corp. of Pennsylvania	4,644	95,295
Valley National Bancorp	52,300	544,443
VantageSouth Bancshares Inc.[a]	799	5,617
ViewPoint Financial Group	10,602	305,868
Washington Banking Co.	4,203	74,729
Washington Trust Bancorp Inc.	3,872	145,084
Webster Financial Corp.	23,872	741,464
Wells Fargo & Co.	1,278,094	63,572,396
WesBanco Inc.	6,879	218,959
West Bancorporation Inc.	4,033	61,261
Westamerica Bancorp	7,311	395,379
Western Alliance Bancorp[a]	19,664	483,734
Wilshire Bancorp Inc.	16,050	178,155
Wintrust Financial Corp.	11,597	564,310
Yadkin Financial Corp.[a]	3,821	81,808
Zions Bancorp	48,888	1,514,550

		334,335,270
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ABM Industries Inc.	14,188	407,763
ACCO Brands Corp.[a,b]	29,918	184,295
Acorn Energy Inc.	4,797	16,262
ADT Corp. (The)	48,549	1,454,043
ARC Document Solutions Inc.[a]	9,668	71,930
Brink’s Co. (The)	12,615	360,158
Casella Waste Systems Inc. Class Aa,b	9,882	50,497
CECO Environmental Corp.	3,602	59,757
Cenveo Inc.[a,b]	14,251	43,323
Cintas Corp.	27,567	1,643,269
Clean Harbors Inc.[a,b]	16,001	876,695
CompX International Inc.	268	2,742
Copart Inc.[a]	29,570	1,076,052
Courier Corp.	2,317	35,682
Covanta Holding Corp.	28,812	520,057
Deluxe Corp.	13,562	711,598
EnerNOC Inc.[a,b]	6,652	148,207
Ennis Inc.	7,006	116,089
G&K Services Inc. Class A	4,961	303,464
Healthcare Services Group Inc.	17,807	517,471
Heritage-Crystal Clean Inc.[a,b]	2,039	36,967
Herman Miller Inc.	15,526	498,850
HNI Corp.	12,044	440,329
InnerWorkings Inc.[a,b]	11,746	89,974
Interface Inc.	15,587	320,313
Intersections Inc.	2,334	13,771

Security	Shares	Value

Iron Mountain Inc.	44,885	$1,237,479
KAR Auction Services Inc.	20,062	608,882
Kimball International Inc. Class B	8,706	157,666
Knoll Inc.	12,722	231,413
McGrath RentCorp	6,644	232,274
Mobile Mini Inc.	10,107	438,240
MSA Safety Inc.	7,203	410,571
Multi-Color Corp.	3,646	127,610
NL Industries Inc.	1,770	19,187
Performant Financial Corp.[a]	5,914	53,522
Pitney Bowes Inc.	53,328	1,385,995
Quad Graphics Inc.	6,799	159,437
R.R. Donnelley & Sons Co.	51,156	915,692
Republic Services Inc.	71,524	2,443,260
Rollins Inc.	16,957	512,780
Schawk Inc.	3,051	60,990
SP Plus Corp.[a,b]	4,101	107,733
Steelcase Inc. Class A	22,356	371,333
Stericycle Inc.[a]	22,741	2,583,832
Swisher Hygiene Inc.[a]	29,906	13,461
Team Inc.[a,b]	5,254	225,186
Tetra Tech Inc.[a,b]	16,819	497,674
TRC Companies Inc.[a,b]	3,990	26,534
UniFirst Corp.	3,862	424,588
United Stationers Inc.	10,792	443,227
US Ecology Inc.	7,163	265,891
Viad Corp.	5,256	126,354
Waste Connections Inc.	32,776	1,437,555
Waste Management Inc.	123,578	5,198,926
West Corp.	5,666	135,587

		30,852,437
COMMUNICATIONS EQUIPMENT — 1.65%
ADTRAN Inc.	15,700	383,237
Alliance Fiber Optic Products Inc.[b]	3,073	44,466
Applied Optoelectronics Inc.[a,b]	2,771	68,361
ARRIS Group Inc.[a,b]	30,363	855,629
Aruba Networks Inc.[a,b]	29,655	556,031
Aviat Networks Inc.[a]	15,774	25,081
Bel Fuse Inc. Class B	2,923	64,014
Black Box Corp.	4,686	114,057
Brocade Communications Systems Inc.[a]	117,406	1,245,678
CalAmp Corp.[a]	9,029	251,638
Calix Inc.[a,b]	10,585	89,232
Ciena Corp.[a,b]	26,355	599,313
Cisco Systems Inc.	1,416,714	31,748,561
CommScope Holding Co. Inc.[a]	11,055	272,837
Comtech Telecommunications Corp.	4,782	152,355
Digi International Inc.[a]	6,944	70,482
EchoStar Corp. Class Aa	10,357	492,579
Emulex Corp.[a]	23,162	171,167
Extreme Networks Inc.[a,b]	24,873	144,263
F5 Networks Inc.[a]	17,922	1,911,023
Finisar Corp.[a,b]	24,133	639,766
Harmonic Inc.[a]	26,913	192,159
Harris Corp.	28,970	2,119,445
Infinera Corp.[a,b]	36,555	331,919
InterDigital Inc.[b]	10,889	360,535
Ixia[a,b]	14,935	186,687
JDS Uniphase Corp.[a]	61,347	858,858
Juniper Networks Inc.[a]	133,934	3,450,140
KVH Industries Inc.[a]	3,882	51,087
Motorola Solutions Inc.	59,930	3,852,900
NETGEAR Inc.[a,b]	10,044	338,784

6

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Numerex Corp. Class Aa	2,853	$31,183
Oplink Communications Inc.[a]	5,068	91,021
Palo Alto Networks Inc.[a,b]	9,953	682,776
ParkerVision Inc.[a,b]	20,154	96,739
PCTEL Inc.	4,933	43,065
Plantronics Inc.	11,203	497,973
Polycom Inc.[a]	36,911	506,419
Procera Networks Inc.[a,b]	5,049	52,459
QUALCOMM Inc.	457,858	36,106,682
Riverbed Technology Inc.[a]	43,329	854,015
Ruckus Wireless Inc.[a]	11,555	140,509
ShoreTel Inc.[a]	12,711	109,315
Sonus Networks Inc.[a,b]	56,123	189,134
TESSCO Technologies Inc.	1,370	51,183
Ubiquiti Networks Inc.[a]	3,036	138,047
ViaSat Inc.[a,b]	10,510	725,610
Westell Technologies Inc. Class Aa,b	13,854	51,121

		92,009,535
COMPUTERS & PERIPHERALS — 3.33%
3D Systems Corp.[a,b]	26,630	1,575,165
Apple Inc.	248,441	133,348,222
Cray Inc.[a,b]	9,987	372,715
Diebold Inc.	16,714	666,722
Electronics For Imaging Inc.[a]	12,277	531,717
EMC Corp.	555,161	15,216,963
Fusion-io Inc.[a]	20,092	211,368
Hewlett-Packard Co.	513,972	16,632,134
Hutchinson Technology Inc.[a]	6,169	17,458
Imation Corp.[a]	8,334	48,087
Immersion Corp.[a,b]	7,337	77,405
NCR Corp.[a]	43,509	1,590,254
NetApp Inc.	89,877	3,316,461
Nimble Storage Inc.[a]	2,743	103,932
QLogic Corp.[a]	22,935	292,421
Quantum Corp.[a,b]	62,220	75,909
SanDisk Corp.	59,841	4,858,491
Silicon Graphics International Corp.[a,b]	8,661	106,357
Stratasys Ltd.[a]	9,355	992,472
Super Micro Computer Inc.[a]	7,762	134,826
Western Digital Corp.	55,859	5,128,973

		185,298,052
CONSTRUCTION & ENGINEERING — 0.32%
AECOM Technology Corp.[a]	27,562	886,670
Aegion Corp.[a,b]	10,520	266,261
Ameresco Inc. Class Aa	5,297	40,045
Argan Inc.	3,212	95,493
Chicago Bridge & Iron Co. NV	26,626	2,320,456
Comfort Systems USA Inc.	9,830	149,809
Dycom Industries Inc.[a]	8,904	281,456
EMCOR Group Inc.	17,761	831,037
Fluor Corp.	43,144	3,353,583
Furmanite Corp.[a]	9,652	94,783
Granite Construction Inc.	10,253	409,402
Great Lakes Dredge & Dock Corp.[a]	15,844	144,656
Jacobs Engineering Group Inc.[a]	34,357	2,181,670
KBR Inc.	39,478	1,053,273
Layne Christensen Co.[a,b]	5,238	95,279
Lexmark International Inc. Class A	16,690	772,580
MasTec Inc.[a,b]	15,732	683,398
MYR Group Inc.[a,b]	5,538	140,222
Northwest Pipe Co.[a]	2,630	95,101

Security	Shares	Value

Orion Marine Group Inc.[a]	7,009	$88,103
Pike Corp.[a]	6,871	73,932
Primoris Services Corp.	9,597	287,718
Quanta Services Inc.[a]	54,892	2,025,515
Sterling Construction Co. Inc.[a]	4,233	36,700
Tutor Perini Corp.[a]	9,548	273,741
URS Corp.	20,102	946,000

		17,626,883
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	12,945	1,147,704
Headwaters Inc.[a]	19,384	256,063
Martin Marietta Materials Inc.	12,222	1,568,694
Texas Industries Inc.[a,b]	5,632	504,740
United States Lime & Minerals Inc.	387	21,788
US Concrete Inc.[a,b]	3,599	84,576
Vulcan Materials Co.	34,439	2,288,471

		5,872,036
CONSUMER FINANCE — 0.88%
American Express Co.	250,556	22,557,557
Capital One Financial Corp.	155,321	11,984,568
Cash America International Inc.	7,796	301,861
Consumer Portfolio Services Inc.[a]	4,537	31,033
Credit Acceptance Corp.[a]	1,833	260,561
DFC Global Corp.[a,b]	11,688	103,205
Discover Financial Services	129,808	7,553,528
Encore Capital Group Inc.[a,b]	6,238	285,077
EZCORP Inc. Class A NVS[a]	12,742	137,486
First Cash Financial Services Inc.[a]	7,631	385,060
First Marblehead Corp. (The)[a]	1,450	8,758
Green Dot Corp. Class Aa	6,300	123,039
Imperial Holdings Inc.[a]	4,603	26,467
JGWPT Holdings Inc. Class Aa	3,835	70,027
Nelnet Inc. Class A	6,267	256,320
Nicholas Financial Inc.	2,813	44,249
Portfolio Recovery Associates Inc.[a]	13,183	762,768
Regional Management Corp.[a,b]	1,249	30,800
Santander Consumer USA Holdings Inc.[a]	22,890	551,191
SLM Corp.	117,578	2,878,310
Springleaf Holdings Inc.[a,b]	6,416	161,363
World Acceptance Corp.[a,b]	2,423	181,919

		48,695,147
CONTAINERS & PACKAGING — 0.35%
AEP Industries Inc.[a]	1,102	40,884
AptarGroup Inc.	17,727	1,171,755
Avery Dennison Corp.	26,388	1,337,080
Ball Corp.	39,388	2,158,856
Bemis Co. Inc.	27,472	1,078,001
Berry Plastics Group Inc.[a]	14,670	339,611
Crown Holdings Inc.[a]	38,020	1,701,015
Graphic Packaging Holding Co.[a]	55,541	564,297
Greif Inc. Class A	8,249	432,990
MeadWestvaco Corp.	46,302	1,742,807
Myers Industries Inc.	7,062	140,675
Owens-Illinois Inc.[a]	43,336	1,466,057
Packaging Corp. of America	26,022	1,831,168
Rock-Tenn Co. Class A	19,023	2,008,258
Sealed Air Corp.	52,176	1,715,025
Silgan Holdings Inc.	11,681	578,443
Sonoco Products Co.	26,773	1,098,228

7

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

UFP Technologies Inc.[a]	1,396	$34,007

		19,439,157
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	3,040	220,704
Genuine Parts Co.	40,966	3,557,897
LKQ Corp.[a]	80,531	2,121,992
Pool Corp.	12,625	774,165
VOXX International Corp.[a]	4,731	64,720
Weyco Group Inc.	1,752	47,339

		6,786,817
DIVERSIFIED CONSUMER SERVICES — 0.19%
American Public Education Inc.[a,b]	4,863	170,594
Apollo Education Group Inc.[a]	25,579	875,825
Ascent Media Corp. Class Aa,b	3,788	286,184
Bridgepoint Education Inc.[a]	4,661	69,402
Bright Horizons Family Solutions Inc.[a]	3,117	121,906
Capella Education Co.	2,929	184,966
Career Education Corp.[a]	13,546	101,053
Carriage Services Inc.	4,190	76,426
Corinthian Colleges Inc.[a,b]	20,195	27,869
DeVry Education Group Inc.	16,529	700,664
Education Management Corp.[a,b]	7,031	34,241
Graham Holdings Co. Class B	1,132	796,645
Grand Canyon Education Inc.[a,b]	12,002	560,494
H&R Block Inc.	71,965	2,172,623
Hillenbrand Inc.	14,644	473,441
Houghton Mifflin Harcourt Co.[a]	5,580	113,441
ITT Educational Services Inc.[a,b]	6,323	181,344
JTH Holding Inc. Class Aa	1,192	33,066
K12 Inc.[a,b]	7,059	159,886
LifeLock Inc.[a,b]	16,036	274,376
Lincoln Educational Services Corp.	5,882	22,175
Matthews International Corp. Class A	7,539	307,667
Regis Corp.	12,602	172,647
Service Corp. International	56,053	1,114,334
Sotheby’s	17,938	781,200
Steiner Leisure Ltd.[a]	4,044	187,035
Strayer Education Inc.[a]	3,116	144,676
Universal Technical Institute Inc.	5,694	73,737
Weight Watchers International Inc.[b]	7,034	144,478

		10,362,395
DIVERSIFIED FINANCIAL SERVICES — 1.61%
Berkshire Hathaway Inc. Class Ba	476,433	59,539,832
California First National Bancorp	597	9,164
CBOE Holdings Inc.	22,942	1,298,517
CME Group Inc.	83,930	6,211,659
GAIN Capital Holdings Inc.[b]	3,979	43,013
ING U.S. Inc.	19,834	719,379
Interactive Brokers Group Inc. Class A	12,435	269,466
IntercontinentalExchange Group Inc.	30,252	5,984,753
Leucadia National Corp.	78,277	2,191,756
MarketAxess Holdings Inc.	9,714	575,263
Marlin Business Services Corp.	2,206	45,907
McGraw Hill Financial Inc.	72,508	5,532,360
Moody’s Corp.	51,461	4,081,887
MSCI Inc. Class Aa	32,347	1,391,568
NASDAQ OMX Group Inc. (The)	29,507	1,089,989
NewStar Financial Inc.[a,b]	6,914	95,828
PHH Corp.[a]	14,971	386,851

Security	Shares	Value

PICO Holdings Inc.[a,b]	6,045	$157,110
Resource America Inc. Class A	3,184	27,287

		89,651,589
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.08%
8x8 Inc.[a,b]	25,297	273,461
AT&T Inc.	1,424,679	49,963,493
Atlantic Tele-Network Inc.	2,319	152,868
Cbeyond Inc.[a]	7,182	52,070
CenturyLink Inc.	152,981	5,023,896
Cincinnati Bell Inc.[a,b]	52,053	180,103
Cogent Communications Group Inc.	12,490	443,770
Consolidated Communications Holdings Inc.	10,637	212,846
Fairpoint Communications Inc.[a,b]	5,656	76,922
Frontier Communications Corp.[b]	265,235	1,511,839
General Communication Inc. Class Aa	9,746	111,202
Hawaiian Telcom Holdco Inc.[a,b]	2,765	78,775
Hickory Tech Corp.	3,552	45,430
IDT Corp. Class B	4,001	66,657
inContact Inc.[a,b]	14,707	141,187
Inteliquent Inc.	7,872	114,380
Intelsat SAa,b	5,925	110,916
Iridium Communications Inc.[a,b]	16,971	127,452
Level 3 Communications Inc.[a]	45,924	1,797,465
Lumos Networks Corp.	3,904	52,196
magicJack VocalTec Ltd.[a,b]	4,003	84,984
ORBCOMM Inc.[a]	10,005	68,534
Premiere Global Services Inc.[a,b]	13,194	159,120
Straight Path Communications Inc. Class Ba	2,000	14,720
Towerstream Corp.[a,b]	12,678	29,793
tw telecom inc.[a]	37,476	1,171,500
Verizon Communications Inc.	1,092,782	51,983,640
Vonage Holdings Corp.[a,b]	37,170	158,716
Windstream Holdings Inc.[b]	156,380	1,288,571

		115,496,506
ELECTRIC UTILITIES — 1.60%
ALLETE Inc.	10,146	531,853
American Electric Power Co. Inc.	128,634	6,516,598
Cleco Corp.	16,156	817,170
Duke Energy Corp.	187,493	13,353,251
Edison International	86,101	4,874,178
El Paso Electric Co.	10,650	380,525
Empire District Electric Co. (The)	11,161	271,436
Entergy Corp.	46,892	3,134,730
Exelon Corp.	225,842	7,579,258
FirstEnergy Corp.	110,688	3,766,713
Genie Energy Ltd. Class Ba	4,060	40,478
Great Plains Energy Inc.	40,671	1,099,744
Hawaiian Electric Industries Inc.	25,733	654,133
IDACORP Inc.	13,211	732,814
ITC Holdings Corp.	41,053	1,533,330
MGE Energy Inc.	9,180	360,131
NextEra Energy Inc.	112,222	10,730,668
Northeast Utilities	83,010	3,776,955
NRG Yield Inc. Class Ab	5,942	234,887
OGE Energy Corp.	52,744	1,938,869
Otter Tail Corp.	9,704	298,786
Pepco Holdings Inc.	66,391	1,359,688
Pinnacle West Capital Corp.	29,353	1,604,435
PNM Resources Inc.	21,164	572,063
Portland General Electric Co.	20,077	649,290
PPL Corp.	167,149	5,539,318

8

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Southern Co. (The)	229,846	$10,099,433
UIL Holdings Corp.	15,448	568,641
Unitil Corp.	3,705	121,672
UNS Energy Corp.	10,713	643,101
Westar Energy Inc.	33,968	1,194,315
Xcel Energy Inc.	131,588	3,995,012

		88,973,475
ELECTRICAL EQUIPMENT — 0.80%
Acuity Brands Inc.	11,206	1,485,579
American Superconductor Corp.[a,b]	10,271	16,536
AMETEK Inc.	64,369	3,314,360
AZZ Inc.	6,709	299,758
Babcock & Wilcox Co. (The)	29,692	985,774
Brady Corp. Class A	12,085	328,108
Capstone Turbine Corp.[a,b]	79,320	168,952
Eaton Corp. PLC	125,958	9,461,965
Emerson Electric Co.	191,053	12,762,340
Encore Wire Corp.	5,515	267,533
EnerSys Inc.	12,731	882,131
Enphase Energy Inc.[a,b]	2,117	15,581
Franklin Electric Co. Inc.	12,520	532,350
FuelCell Energy Inc.[a,b]	62,652	155,377
Generac Holdings Inc.	13,661	805,589
General Cable Corp.	13,134	336,362
Global Power Equipment Group Inc.	4,633	92,150
GrafTech International Ltd.[a,b]	31,294	341,731
Hubbell Inc. Class B	15,749	1,887,833
LSI Industries Inc.	5,048	41,343
Polypore International Inc.[a,b]	12,271	419,791
Powell Industries Inc.	2,327	150,790
Power Solutions International Inc.[a]	557	41,870
PowerSecure International Inc.[a,b]	5,011	117,458
Preformed Line Products Co.	687	47,094
Regal Beloit Corp.	11,902	865,394
Revolution Lighting Technologies Inc.[a,b]	7,856	24,746
Rockwell Automation Inc.	36,925	4,599,009
Roper Industries Inc.	26,157	3,492,221
Solarcity Corp.[a,b]	5,952	372,714
Thermon Group Holdings Inc.[a,b]	7,150	165,737
Vicor Corp.[a]	5,073	51,745

		44,529,921
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Aeroflex Holding Corp.[a]	5,128	42,614
Agilysys Inc.[a]	3,880	51,992
Amphenol Corp. Class A	42,319	3,878,536
Anixter International Inc.	7,128	723,635
Arrow Electronics Inc.[a]	27,776	1,648,783
Audience Inc.[a]	1,673	20,913
Avnet Inc.	36,302	1,689,132
AVX Corp.	12,807	168,796
Badger Meter Inc.	3,861	212,741
Belden Inc.	11,528	802,349
Benchmark Electronics Inc.[a]	15,185	343,940
CDW Corp.	7,050	193,452
Checkpoint Systems Inc.[a,b]	10,769	144,520
Cognex Corp.[a]	22,629	766,218
Coherent Inc.[a]	6,215	406,150
Control4 Corp.[a,b]	3,096	65,666
Corning Inc.	368,697	7,676,272
CTS Corp.	8,921	186,270
Daktronics Inc.	9,651	138,878

Security	Shares	Value

Dolby Laboratories Inc. Class Aa	11,924	$530,618
DTS Inc.[a,b]	4,851	95,856
Electro Rent Corp.	5,078	89,322
Electro Scientific Industries Inc.	6,134	60,420
Fabrinet[a,b]	7,082	147,093
FARO Technologies Inc.[a]	4,561	241,733
FEI Co.	11,036	1,136,929
FLIR Systems Inc.	37,552	1,351,872
GSI Group Inc.[a]	7,773	101,515
II-VI Inc.[a,b]	13,958	215,372
Ingram Micro Inc. Class Aa	40,430	1,195,111
Insight Enterprises Inc.[a,b]	11,750	295,043
InvenSense Inc.[a,b]	15,004	355,145
IPG Photonics Corp.[a,b]	8,519	605,531
Itron Inc.[a]	10,633	377,897
Jabil Circuit Inc.	53,607	964,926
Kemet Corp.[a]	11,871	68,971
Knowles Corporation[a]	22,651	715,092
Littelfuse Inc.	5,762	539,554
Maxwell Technologies Inc.[a,b]	7,917	102,288
Measurement Specialties Inc.[a,b]	3,993	270,925
Mercury Systems Inc.[a]	8,114	107,186
Mesa Laboratories Inc.	739	66,695
Methode Electronics Inc.	10,002	306,661
MTS Systems Corp.	4,219	288,959
Multi-Fineline Electronix Inc.[a]	2,294	29,363
National Instruments Corp.	24,874	713,635
Neonode Inc.[a,b]	5,987	34,066
Newport Corp.[a,b]	10,169	210,295
OSI Systems Inc.[a,b]	5,216	312,230
Park Electrochemical Corp.	5,582	166,734
PC Connection Inc.	2,354	47,833
Plexus Corp.[a,b]	9,210	369,045
RadiSys Corp.[a]	6,078	21,820
RealD Inc.[a]	11,702	130,711
Richardson Electronics Ltd.	3,274	35,228
Rofin-Sinar Technologies Inc.[a,b]	7,583	181,689
Rogers Corp.[a]	5,576	348,054
Sanmina Corp.[a,b]	21,744	379,433
ScanSource Inc.[a]	7,255	295,786
Speed Commerce Inc.[a,b]	10,625	38,675
SYNNEX Corp.[a,b]	6,966	422,209
Tech Data Corp.[a]	9,991	609,051
Trimble Navigation Ltd.[a,b]	67,330	2,617,117
TTM Technologies Inc.[a,b]	14,158	119,635
Uni-Pixel Inc.[a,b]	2,703	20,705
Universal Display Corp.[a,b]	10,588	337,863
Viasystems Group Inc.[a]	1,027	12,858
Vishay Intertechnology Inc.	34,967	520,309
Vishay Precision Group Inc.[a]	3,164	54,990
Zebra Technologies Corp. Class Aa	13,764	955,359
Zygo Corp.[a]	4,284	65,074

		38,441,338
ENERGY EQUIPMENT & SERVICES — 1.81%
Atwood Oceanics Inc.[a]	15,084	760,083
Baker Hughes Inc.	116,945	7,603,764
Basic Energy Services Inc.[a]	8,153	223,474
Bolt Technology Corp.	2,241	44,305
Bristow Group Inc.	9,541	720,536
C&J Energy Services Inc.[a,b]	11,832	345,021
Cal Dive International Inc.[a,b]	24,734	42,048
Cameron International Corp.[a]	58,642	3,622,316
CARBO Ceramics Inc.	5,188	715,892

9

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Dawson Geophysical Co.	2,047	$57,336
Diamond Offshore Drilling Inc.[b]	18,025	878,899
Dresser-Rand Group Inc.[a]	20,067	1,172,114
Dril-Quip Inc.[a]	10,728	1,202,609
ERA Group Inc.[a]	5,649	165,572
Exterran Holdings Inc.	15,197	666,844
FMC Technologies Inc.[a]	62,726	3,279,943
Forum Energy Technologies Inc.[a,b]	10,456	323,927
Frank’s International NV	9,095	225,374
Geospace Technologies Corp.[a,b]	3,344	221,273
Gulf Island Fabrication Inc.	3,857	83,350
GulfMark Offshore Inc. Class A	7,087	318,490
Halliburton Co.	224,378	13,213,620
Helix Energy Solutions Group Inc.[a]	28,058	644,773
Helmerich & Payne Inc.	25,036	2,692,872
Hercules Offshore Inc.[a,b]	41,978	192,679
Hornbeck Offshore Services Inc.[a]	9,292	388,499
ION Geophysical Corp.[a,b]	35,360	148,866
Key Energy Services Inc.[a,b]	39,968	369,304
Matrix Service Co.[a]	6,830	230,717
McDermott International Inc.[a,b]	62,478	488,578
Mitcham Industries Inc.[a]	3,285	45,793
Nabors Industries Ltd.	77,133	1,901,328
National Oilwell Varco Inc.	113,784	8,860,360
Natural Gas Services Group Inc.[a]	3,143	94,730
Newpark Resources Inc.[a]	23,863	273,231
North Atlantic Drilling Ltd.	18,900	167,076
Nuverra Environmental Solutions Inc.[a,b]	3,568	72,395
Oceaneering International Inc.	28,597	2,054,980
Oil States International Inc.[a]	14,590	1,438,574
Parker Drilling Co.[a,b]	31,715	224,859
Patterson-UTI Energy Inc.	38,355	1,215,086
PHI Inc.[a]	3,599	159,220
Pioneer Energy Services Corp.[a]	16,205	209,855
RigNet Inc.[a]	3,231	173,925
Rowan Companies PLC Class Aa	32,937	1,109,318
RPC Inc.	16,209	330,988
Schlumberger Ltd.	352,350	34,354,125
SEACOR Holdings Inc.[a]	5,263	454,828
Seadrill Ltd.[b]	93,470	3,286,405
Superior Energy Services Inc.	41,859	1,287,583
Tesco Corp.[a]	8,065	149,203
TETRA Technologies Inc.[a,b]	20,831	266,637
TGC Industries Inc.[a]	4,071	24,222
Tidewater Inc.	13,075	635,707
Unit Corp.[a]	12,873	841,637
Vantage Drilling Co.[a,b]	50,844	86,943
Willbros Group Inc.[a]	10,120	127,714

		100,889,800
FOOD & STAPLES RETAILING — 2.00%
Andersons Inc. (The)	7,377	437,014
Casey’s General Stores Inc.	10,097	682,456
Chefs’ Warehouse Inc. (The)[a,b]	5,976	127,886
Costco Wholesale Corp.	115,932	12,947,286
CVS Caremark Corp.	323,774	24,237,722
Fairway Group Holdings Corp.[a,b]	4,135	31,591
Fresh Market Inc. (The)[a,b]	10,869	365,198
Ingles Markets Inc. Class A	3,231	76,962
Kroger Co. (The)	137,590	6,005,804
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,982	86,534
Pantry Inc. (The)[a]	6,203	95,154
PriceSmart Inc.	4,841	488,602
Rite Aid Corp.[a,b]	193,203	1,211,383

Security	Shares	Value

Roundy’s Inc.	5,538	$38,102
Safeway Inc.	63,968	2,362,978
Spartan Stores Inc.	9,715	225,485
Sprouts Farmers Market Inc.[a]	5,345	192,580
SUPERVALU Inc.[a]	56,170	384,203
Susser Holdings Corp.[a,b]	4,792	299,356
Sysco Corp.	157,048	5,674,144
United Natural Foods Inc.[a]	12,985	920,896
Village Super Market Inc. Class A	1,360	35,904
Wal-Mart Stores Inc.	426,842	32,623,534
Walgreen Co.	250,411	16,534,638
Weis Markets Inc.	2,954	145,485
Whole Foods Market Inc.	98,198	4,979,621

		111,210,518
FOOD PRODUCTS — 1.63%
Alico Inc.	940	35,438
Annie’s Inc.[a,b]	3,656	146,935
Archer-Daniels-Midland Co.	174,433	7,568,648
B&G Foods Inc. Class A	13,905	418,680
Boulder Brands Inc.[a,b]	15,644	275,647
Bunge Ltd.	38,876	3,091,031
Cal-Maine Foods Inc.	3,889	244,151
Calavo Growers Inc.	3,054	108,661
Campbell Soup Co.	46,442	2,084,317
Chiquita Brands International Inc.[a]	11,922	148,429
ConAgra Foods Inc.	110,020	3,413,921
Darling International Inc.[a]	42,000	840,840
Dean Foods Co.	26,491	409,551
Diamond Foods Inc.[a]	5,837	203,886
Farmer Bros. Co.[a]	1,791	35,283
Flowers Foods Inc.	44,569	956,005
Fresh Del Monte Produce Inc.[b]	10,076	277,795
General Mills Inc.	171,627	8,893,711
Griffin Land & Nurseries Inc.	809	24,464
Hain Celestial Group Inc.[a]	10,137	927,231
Hershey Co. (The)	39,635	4,137,894
Hillshire Brands Co. (The)	32,577	1,213,819
Hormel Foods Corp.	35,723	1,760,072
Ingredion Inc.	20,391	1,388,219
Inventure Foods Inc.[a]	3,574	49,965
J&J Snack Foods Corp.	3,932	377,354
J.M. Smucker Co. (The)	28,414	2,762,977
John B. Sanfilippo & Son Inc.	2,101	48,365
Kellogg Co.	68,705	4,308,491
Keurig Green Mountain Inc.	39,490	4,169,749
Kraft Foods Group Inc.	158,319	8,881,696
Lancaster Colony Corp.	4,901	487,257
Lifeway Foods Inc.	1,162	17,081
Limoneira Co.[b]	2,061	46,744
McCormick & Co. Inc. NVS	34,880	2,502,291
Mead Johnson Nutrition Co. Class A	53,567	4,453,560
Mondelez International Inc. Class A	473,748	16,367,993
Omega Protein Corp.[a]	5,021	60,604
Pilgrim’s Pride Corp.[a]	15,891	332,440
Pinnacle Foods Inc.	8,855	264,410
Post Holdings Inc.[a]	10,390	572,697
Sanderson Farms Inc.	6,067	476,199
Seaboard Corp.[a]	73	191,366
Seneca Foods Corp. Class Aa	2,339	73,632
Snyders-Lance Inc.	12,734	358,972
Tootsie Roll Industries Inc.	5,311	159,001
TreeHouse Foods Inc.[a,b]	9,585	690,024
Tyson Foods Inc. Class A	74,125	3,262,241

10

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

WhiteWave Foods Co. Class Aa	36,600	$1,044,564

		90,564,301
GAS UTILITIES — 0.20%
AGL Resources Inc.	31,460	1,540,282
Atmos Energy Corp.	26,203	1,234,947
Chesapeake Utilities Corp.	2,632	166,237
Delta Natural Gas Co. Inc.	1,839	38,104
Laclede Group Inc. (The)	8,643	407,517
National Fuel Gas Co.	19,149	1,341,196
New Jersey Resources Corp.	11,037	549,643
Northwest Natural Gas Co.	7,115	313,131
ONE GAS Inc.[a]	13,636	489,941
Piedmont Natural Gas Co.	19,966	706,597
Questar Corp.	46,276	1,100,443
South Jersey Industries Inc.	8,501	476,821
Southwest Gas Corp.	12,193	651,716
UGI Corp.	29,859	1,361,869
WGL Holdings Inc.	13,695	548,622

		10,927,066
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Abaxis Inc.[a]	5,775	224,532
Abbott Laboratories	412,852	15,898,931
ABIOMED Inc.[a,b]	10,216	266,025
Accuray Inc.[a,b]	18,985	182,256
Alere Inc.[a]	21,367	733,956
Align Technology Inc.[a,b]	19,011	984,580
Alphatec Holdings Inc.[a]	13,998	20,997
Analogic Corp.	3,204	263,080
AngioDynamics Inc.[a]	6,560	103,320
Anika Therapeutics Inc.[a]	3,113	127,944
Antares Pharma Inc.[a,b]	28,005	98,018
ArthroCare Corp.[a]	7,273	350,486
AtriCure Inc.[a,b]	7,538	141,790
Atrion Corp.	398	121,844
Baxter International Inc.	144,168	10,607,881
Becton, Dickinson and Co.	51,415	6,019,668
Biolase Inc.[a,b]	8,495	20,473
Boston Scientific Corp.[a]	357,033	4,827,086
C.R. Bard Inc.	21,344	3,158,485
Cantel Medical Corp.	8,509	286,923
Cardiovascular Systems Inc.[a]	8,173	259,820
CareFusion Corp.[a]	55,318	2,224,890
Cerus Corp.[a,b]	15,994	76,771
CONMED Corp.	7,537	327,483
Cooper Companies Inc. (The)	12,651	1,737,741
Covidien PLC	124,193	9,148,056
CryoLife Inc.	7,214	71,851
Cutera Inc.[a,b]	3,891	43,540
Cyberonics Inc.[a]	7,238	472,280
Cynosure Inc. Class Aa	5,057	148,170
DENTSPLY International Inc.	37,902	1,745,008
Derma Sciences Inc.[a]	3,879	49,186
DexCom Inc.[a,b]	18,406	761,272
Edwards Lifesciences Corp.[a]	29,873	2,215,680
Endologix Inc.[a,b]	16,939	218,005
Exactech Inc.[a,b]	2,176	49,091
GenMark Diagnostics Inc.[a,b]	7,806	77,592
Globus Medical Inc. Class Aa,b	14,493	385,369
Greatbatch Inc.[a]	6,289	288,791
Haemonetics Corp.[a,b]	13,494	439,769
HeartWare International Inc.[a,b]	4,274	400,816

Security	Shares	Value

Hill-Rom Holdings Inc.	15,677	$604,192
Hologic Inc.[a]	70,384	1,513,256
ICU Medical Inc.[a]	3,266	195,568
IDEXX Laboratories Inc.[a]	14,272	1,732,621
Insulet Corp.[a,b]	14,113	669,238
Integra LifeSciences Holdings Corp.[a,b]	6,554	301,418
Intuitive Surgical Inc.[a]	10,078	4,414,063
Invacare Corp.	8,519	162,457
LDR Holding Corp.[a,b]	1,816	62,343
Masimo Corp.[a]	13,169	359,645
Medical Action Industries Inc.[a]	3,860	26,904
Medtronic Inc.	269,081	16,559,245
Meridian Bioscience Inc.	10,883	237,141
Merit Medical Systems Inc.[a,b]	11,105	158,802
Natus Medical Inc.[a,b]	7,859	202,762
Neogen Corp.[a,b]	9,298	417,945
NuVasive Inc.[a]	11,517	442,368
NxStage Medical Inc.[a]	15,811	201,432
OraSure Technologies Inc.[a]	14,262	113,668
Orthofix International NVa	4,966	149,725
Oxford Immunotec Global PLC[a]	2,993	60,070
PhotoMedex Inc.[a,b]	3,564	56,418
Quidel Corp.[a,b]	7,656	209,009
ResMed Inc.[b]	37,595	1,680,121
Rockwell Medical Technologies Inc.[a,b]	8,878	112,395
RTI Surgical Inc.[a]	15,216	62,081
Sirona Dental Systems Inc.[a]	14,418	1,076,592
Spectranetics Corp.[a,b]	10,698	324,256
St. Jude Medical Inc.	74,836	4,893,526
Staar Surgical Co.[a,b]	9,694	182,247
Steris Corp.	15,241	727,758
Stryker Corp.	87,856	7,157,628
SurModics Inc.[a,b]	4,127	93,270
Symmetry Medical Inc.[a]	9,880	99,393
Tandem Diabetes Care Inc.[a]	2,428	53,635
TearLab Corp.[a,b]	6,781	45,840
Teleflex Inc.	10,873	1,166,021
Thoratec Corp.[a]	15,598	558,564
Tornier NVa,b	6,886	146,121
Unilife Corp.[a,b]	22,653	92,198
Utah Medical Products Inc.	895	51,758
Varian Medical Systems Inc.[a]	28,694	2,410,009
Vascular Solutions Inc.[a]	4,340	113,665
Volcano Corp.[a,b]	14,088	277,674
West Pharmaceutical Services Inc.	17,936	790,081
Wright Medical Group Inc.[a]	10,707	332,666
Zeltiq Aesthetics Inc.[a]	4,595	90,108
Zimmer Holdings Inc.	44,551	4,213,634

		121,180,987
HEALTH CARE PROVIDERS & SERVICES — 2.24%
Acadia Healthcare Co. Inc.[a,b]	9,327	420,834
Addus HomeCare Corp.[a,b]	1,402	32,316
Aetna Inc.	100,141	7,507,571
Air Methods Corp.[a]	10,129	541,192
Alliance HealthCare Services Inc.[a]	1,286	43,120
Almost Family Inc.[a]	2,115	48,857
Amedisys Inc.[a,b]	7,915	117,854
AmerisourceBergen Corp.	61,129	4,009,451
AMN Healthcare Services Inc.[a,b]	10,870	149,354
AmSurg Corp.[a,b]	8,323	391,847
Bio-Reference Laboratories Inc.[a,b]	6,616	183,131
BioScrip Inc.[a]	15,468	107,967
Brookdale Senior Living Inc.[a]	25,865	866,736

11

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Capital Senior Living Corp.[a,b]	7,582	$197,056
Cardinal Health Inc.	90,459	6,330,321
Catamaran Corp.[a]	54,656	2,446,403
Centene Corp.[a]	14,444	899,139
Chemed Corp.[b]	5,071	453,601
Chindex International Inc.[a]	2,956	56,400
Cigna Corp.	75,470	6,319,103
Community Health Systems Inc.[a]	29,671	1,162,213
CorVel Corp.[a]	3,244	161,421
Cross Country Healthcare Inc.[a]	7,179	57,935
DaVita HealthCare Partners Inc.[a]	48,759	3,357,057
Emeritus Corp.[a]	10,687	335,999
Ensign Group Inc. (The)	4,695	204,890
Envision Healthcare Holdings Inc.[a]	12,758	431,603
ExamWorks Group Inc.[a]	7,789	272,693
Express Scripts Holding Co.[a]	205,537	15,433,773
Five Star Quality Care Inc.[a,b]	9,558	46,452
Gentiva Health Services Inc.[a]	7,947	72,477
Hanger Inc.[a]	9,028	304,063
HCA Holdings Inc.[a]	70,857	3,719,992
Health Net Inc.[a]	20,976	713,394
HealthSouth Corp.	23,050	828,187
Healthways Inc.[a,b]	8,843	151,569
Henry Schein Inc.[a,b]	23,029	2,748,972
Humana Inc.	41,668	4,696,817
IPC The Hospitalist Co. Inc.[a,b]	4,344	213,204
Kindred Healthcare Inc.	14,112	330,503
Laboratory Corp. of America Holdings[a]	23,453	2,303,319
Landauer Inc.	2,565	116,271
LHC Group Inc.[a]	4,086	90,137
LifePoint Hospitals Inc.[a]	12,319	672,001
Magellan Health Services Inc.[a]	7,187	426,548
McKesson Corp.	60,001	10,594,377
MEDNAX Inc.[a,b]	26,365	1,634,103
Molina Healthcare Inc.[a,b]	7,940	298,226
MWI Veterinary Supply Inc.[a]	3,316	516,036
National Healthcare Corp.	2,839	158,331
National Research Corp. Class Aa	2,048	33,976
Omnicare Inc.	27,606	1,647,250
Owens & Minor Inc.	16,913	592,462
Patterson Companies Inc.	23,100	964,656
PharMerica Corp.[a,b]	7,924	221,714
Premier Inc.[a]	8,599	283,337
Providence Service Corp. (The)[a]	3,311	93,635
Quest Diagnostics Inc.	38,999	2,258,822
Select Medical Holdings Corp.	12,874	160,281
Skilled Healthcare Group Inc. Class Aa	5,022	26,466
Surgical Care Affiliates Inc.[a,b]	2,983	91,727
Team Health Holdings Inc.[a,b]	18,142	811,855
Tenet Healthcare Corp.[a]	27,502	1,177,361
Triple-S Management Corp. Class Ba	6,517	105,184
U.S. Physical Therapy Inc.	3,168	109,518
UnitedHealth Group Inc.	269,738	22,115,819
Universal American Corp.	9,966	70,460
Universal Health Services Inc. Class B	23,719	1,946,618
USMD Holdings Inc.[a,b]	259	3,302
VCA Antech Inc.[a]	23,125	745,319
WellCare Health Plans Inc.[a]	11,526	732,132
WellPoint Inc.	74,815	7,447,833

		124,814,543
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	46,220	833,347
athenahealth Inc.[a]	9,741	1,560,898

Security	Shares	Value

Cerner Corp.[a]	78,450	$4,412,812
Computer Programs and Systems Inc.	2,945	190,247
HealthStream Inc.[a,b]	5,148	137,452
HMS Holdings Corp.[a,b]	22,855	435,388
MedAssets Inc.[a,b]	15,529	383,721
Medidata Solutions Inc.[a]	13,942	757,608
Merge Healthcare Inc.[a]	14,962	36,507
Omnicell Inc.[a,b]	8,860	253,573
Quality Systems Inc.	10,550	178,084
Veeva Systems Inc.[a,b]	3,896	104,023
Vocera Communications Inc.[a,b]	5,614	91,677

		9,375,337
HOTELS, RESTAURANTS & LEISURE — 2.00%
ARAMARK Holdings Corp.	11,127	321,793
Bally Technologies Inc.[a,b]	10,190	675,291
Biglari Holdings Inc.[a]	361	175,984
BJ’s Restaurants Inc.[a,b]	6,572	214,970
Bloomin’ Brands Inc.[a]	14,657	353,234
Bob Evans Farms Inc.	7,750	387,733
Boyd Gaming Corp.[a,b]	20,839	275,075
Bravo Brio Restaurant Group Inc.[a]	5,175	73,019
Brinker International Inc.	17,196	901,930
Buffalo Wild Wings Inc.[a]	4,924	733,184
Burger King Worldwide Inc.	26,574	705,540
Caesars Entertainment Corp.[a,b]	9,746	185,271
Carnival Corp.	110,700	4,191,102
Carrols Restaurant Group Inc.[a]	4,062	29,125
Cheesecake Factory Inc. (The)	14,238	678,156
Chipotle Mexican Grill Inc.[a]	8,160	4,635,288
Choice Hotels International Inc.	7,046	324,116
Churchill Downs Inc.	3,401	310,511
Chuy’s Holdings Inc.[a]	4,262	183,863
ClubCorp Holdings Inc.	5,505	104,045
Cracker Barrel Old Country Store Inc.	5,074	493,396
Darden Restaurants Inc.	34,247	1,738,378
Del Frisco’s Restaurant Group Inc.[a]	3,049	85,067
Denny’s Corp.[a]	25,503	163,984
Diamond Resorts International Inc.[a]	4,721	80,021
DineEquity Inc.	4,082	318,682
Diversified Restaurant Holdings Inc.[a,b]	2,850	14,250
Domino’s Pizza Inc.	14,882	1,145,468
Dunkin’ Brands Group Inc.	28,161	1,413,119
Einstein Noah Restaurant Group Inc.	1,790	29,463
Fiesta Restaurant Group Inc.[a]	6,670	304,085
Hilton Worldwide Holdings Inc.[a]	35,771	795,547
Hyatt Hotels Corp. Class Aa	11,963	643,729
Ignite Restaurant Group Inc.[a,b]	1,804	25,382
International Game Technology	64,242	903,243
International Speedway Corp. Class A	7,274	247,243
Interval Leisure Group Inc.	10,212	266,942
Isle of Capri Casinos Inc.[a]	5,890	45,176
Jack in the Box Inc.[a,b]	10,675	629,184
Jamba Inc.[a]	3,713	44,537
Krispy Kreme Doughnuts Inc.[a,b]	15,987	283,450
Las Vegas Sands Corp.	103,511	8,361,619
Life Time Fitness Inc.[a,b]	11,289	543,001
Luby’s Inc.[a,b]	5,538	34,114
Marcus Corp. (The)	5,250	87,675
Marriott International Inc. Class A	61,598	3,450,720
Marriott Vacations Worldwide Corp.[a]	7,734	432,408
McDonald’s Corp.	265,107	25,988,439
MGM Resorts International[a]	98,333	2,542,891
Monarch Casino & Resort Inc.[a]	2,266	41,989

12

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Morgans Hotel Group Co.[a]	5,766	$46,359
Multimedia Games Holding Co. Inc.[a,b]	7,218	209,611
Nathan’s Famous Inc.[a]	759	37,183
Noodles & Co.[a,b]	1,649	65,086
Norwegian Cruise Line Holdings Ltd.[a]	7,162	231,118
Orient-Express Hotels Ltd. Class Aa	25,690	370,193
Panera Bread Co. Class Aa,b	6,998	1,234,937
Papa John’s International Inc.	8,439	439,756
Penn National Gaming Inc.[a]	18,441	227,193
Pinnacle Entertainment Inc.[a]	14,372	340,616
Popeyes Louisiana Kitchen Inc.[a]	6,524	265,135
Potbelly Corp.[a,b]	2,281	40,761
Red Robin Gourmet Burgers Inc.[a,b]	3,909	280,197
Royal Caribbean Cruises Ltd.	43,255	2,359,993
Ruby Tuesday Inc.[a]	16,882	94,708
Ruth’s Hospitality Group Inc.	9,114	110,188
Scientific Games Corp. Class Aa,b	12,606	173,080
SeaWorld Entertainment Inc.	8,049	243,321
Six Flags Entertainment Corp.	17,512	703,107
Sonic Corp.[a,b]	16,020	365,096
Speedway Motorsports Inc.	3,055	57,220
Starbucks Corp.	198,853	14,591,833
Starwood Hotels & Resorts Worldwide Inc.	51,485	4,098,206
Texas Roadhouse Inc.	16,576	432,302
Town Sports International Holdings Inc.	6,128	52,027
Vail Resorts Inc.	9,622	670,653
Wendy’s Co. (The)	74,234	677,014
Wyndham Worldwide Corp.	33,934	2,484,987
Wynn Resorts Ltd.	21,325	4,737,349
Yum! Brands Inc.	118,753	8,952,789

		111,204,450
HOUSEHOLD DURABLES — 0.54%
Bassett Furniture Industries Inc.	3,002	44,580
Beazer Homes USA Inc.[a]	6,559	131,705
Blyth Inc.[b]	2,819	30,248
Cavco Industries Inc.[a,b]	1,871	146,780
CSS Industries Inc.	2,649	71,523
D.R. Horton Inc.	73,934	1,600,671
Ethan Allen Interiors Inc.	6,522	165,985
EveryWare Global Inc.[a]	2,624	11,965
Flexsteel Industries	1,171	44,053
Garmin Ltd.	32,470	1,794,292
Harman International Industries Inc.	17,966	1,911,582
Helen of Troy Ltd.[a]	8,331	576,755
Hooker Furniture Corp.	2,896	45,351
Hovnanian Enterprises Inc. Class Aa,b	27,123	128,292
iRobot Corp.[a,b]	7,233	296,915
Jarden Corp.[a]	33,566	2,008,254
KB Home	21,137	359,118
La-Z-Boy Inc.	13,762	372,950
Leggett & Platt Inc.	37,326	1,218,321
Lennar Corp. Class A	43,353	1,717,646
LGI Homes Inc.[a]	4,286	73,934
Libbey Inc.[a]	5,330	138,580
Lifetime Brands Inc.	2,311	41,274
M.D.C. Holdings Inc.	10,103	285,713
M/I Homes Inc.[a,b]	5,659	126,875
Meritage Homes Corp.[a]	11,097	464,742
Mohawk Industries Inc.[a]	16,028	2,179,487
NACCO Industries Inc. Class A	1,386	75,135
Newell Rubbermaid Inc.	76,332	2,282,327
NVR Inc.[a]	1,293	1,483,071
PulteGroup Inc.	102,583	1,968,568

Security	Shares	Value

Ryland Group Inc. (The)	12,523	$500,043
Skullcandy Inc.[a]	4,252	39,033
Standard-Pacific Corp.[a,b]	39,255	326,209
Taylor Morrison Home Corp. Class Aa	8,353	196,296
Tempur Sealy International Inc.[a]	15,804	800,789
Toll Brothers Inc.[a]	47,347	1,699,757
TRI Pointe Homes Inc.[a,b]	4,159	67,501
Tupperware Brands Corp.	13,983	1,171,216
UCP Inc.[a]	5,090	76,655
Universal Electronics Inc.[a]	3,914	150,259
WCI Communities Inc.[a]	703	13,891
Whirlpool Corp.	20,933	3,128,646
William Lyon Homes Class Aa,b	3,671	101,356
Zagg Inc.[a]	6,797	31,402

		30,099,745
HOUSEHOLD PRODUCTS — 1.69%
Central Garden & Pet Co. Class Aa,b	10,168	84,089
Church & Dwight Co. Inc.	36,574	2,526,166
Clorox Co. (The)	34,728	3,056,411
Colgate-Palmolive Co.	246,703	16,003,624
Energizer Holdings Inc.	16,505	1,662,714
Harbinger Group Inc.[a]	10,940	133,796
Kimberly-Clark Corp.	102,301	11,278,685
Oil-Dri Corp. of America	1,250	43,175
Orchids Paper Products Co.	1,608	49,205
Procter & Gamble Co. (The)	725,605	58,483,763
Spectrum Brands Holdings Inc.	5,627	448,472
WD-40 Co.	4,221	327,423

		94,097,523
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
AES Corp. (The)	164,298	2,346,175
Atlantic Power Corp.[b]	30,365	88,059
Calpine Corp.[a]	97,374	2,036,090
Dynegy Inc.[a]	26,487	660,586
NRG Energy Inc.	85,465	2,717,787
Ormat Technologies Inc.[b]	4,712	141,407
Pattern Energy Group Inc.	4,884	132,503

		8,122,607
INDUSTRIAL CONGLOMERATES — 1.96%
3M Co.	182,513	24,759,714
Carlisle Companies Inc.	16,638	1,320,059
Danaher Corp.	159,194	11,939,550
General Electric Co.	2,737,246	70,867,299
Raven Industries Inc.	9,679	316,987

		109,203,609
INSURANCE — 3.06%
ACE Ltd.	89,839	8,899,451
Aflac Inc.	124,197	7,829,379
Alleghany Corp.[a]	4,395	1,790,435
Allied World Assurance Co. Holdings Ltd.	9,127	941,815
Allstate Corp. (The)	124,002	7,016,033
Ambac Financial Group Inc.[a]	10,474	325,008
American Equity Investment Life Holding Co.	16,056	379,243
American Financial Group Inc.	20,801	1,200,426
American International Group Inc.	390,436	19,525,704
American National Insurance Co.	1,920	217,056
Amerisafe Inc.	4,820	211,646

13

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

AmTrust Financial Services Inc.[b]	7,842	$294,938
Aon PLC	81,837	6,897,222
Arch Capital Group Ltd.[a]	35,256	2,028,630
Argo Group International Holdings Ltd.	7,552	346,637
Arthur J. Gallagher & Co.	33,553	1,596,452
Aspen Insurance Holdings Ltd.	17,566	697,370
Assurant Inc.	19,270	1,251,779
Assured Guaranty Ltd.	44,315	1,122,056
Axis Capital Holdings Ltd.	29,826	1,367,522
Baldwin & Lyons Inc. Class B	2,357	61,966
Brown & Brown Inc.	31,451	967,433
Chubb Corp. (The)	64,894	5,795,034
Cincinnati Financial Corp.	43,278	2,105,907
Citizens Inc.[a,b]	10,224	75,658
CNA Financial Corp.	7,053	301,304
CNO Financial Group Inc.	58,753	1,063,429
Crawford & Co. Class B	6,737	73,501
Donegal Group Inc. Class A	2,007	29,262
eHealth Inc.[a,b]	5,553	282,092
EMC Insurance Group Inc.	1,165	41,392
Employers Holdings Inc.	7,586	153,465
Endurance Specialty Holdings Ltd.	11,591	623,944
Enstar Group Ltd.[a,b]	2,564	349,499
Erie Indemnity Co. Class A	6,542	456,370
Everest Re Group Ltd.	13,190	2,018,729
FBL Financial Group Inc. Class A	2,607	112,935
Fidelity National Financial Inc. Class A	72,812	2,289,209
First American Financial Corp.	28,130	746,852
Fortegra Financial Corp.[a]	1,995	14,025
Genworth Financial Inc. Class Aa	130,827	2,319,563
Global Indemnity PLC[a]	2,744	72,277
Greenlight Capital Re Ltd. Class Aa,b	7,512	246,394
Hallmark Financial Services Inc.[a]	3,832	31,844
Hanover Insurance Group Inc. (The)	11,923	732,549
Hartford Financial Services Group Inc. (The)	120,651	4,255,361
HCC Insurance Holdings Inc.	26,888	1,223,135
HCI Group Inc.	3,533	128,601
Health Insurance Innovations Inc.[a,b]	1,158	11,974
Hilltop Holdings Inc.[a]	19,977	475,253
Horace Mann Educators Corp.	10,621	308,009
Independence Holding Co.	2,082	27,940
Infinity Property and Casualty Corp.	3,103	209,856
Investors Title Co.	281	21,328
Kansas City Life Insurance Co.	1,094	52,731
Kemper Corp.	13,024	510,150
Lincoln National Corp.	70,804	3,587,639
Loews Corp.	81,257	3,579,371
Maiden Holdings Ltd.	13,566	169,304
Markel Corp.[a]	3,678	2,192,456
Marsh & McLennan Companies Inc.	145,904	7,193,067
MBIA Inc.[a]	37,502	524,653
Meadowbrook Insurance Group Inc.	13,254	77,271
Mercury General Corp.	5,805	261,689
MetLife Inc.	237,651	12,547,973
Montpelier Re Holdings Ltd.[b]	12,120	360,691
National Interstate Corp.	1,692	45,363
National Western Life Insurance Co. Class A	634	155,013
Navigators Group Inc. (The)[a]	2,695	165,446
Old Republic International Corp.	68,925	1,130,370
OneBeacon Insurance Group Ltd. Class A	6,027	93,177
PartnerRe Ltd.	14,483	1,498,990
Phoenix Companies Inc. (The)[a]	1,590	82,283
Platinum Underwriters Holdings Ltd.	8,357	502,256
Primerica Inc.	15,058	709,382
Principal Financial Group Inc.	77,603	3,568,962

Security	Shares	Value

ProAssurance Corp.	16,234	$722,900
Progressive Corp. (The)	159,589	3,865,246
Protective Life Corp.	20,776	1,092,610
Prudential Financial Inc.	122,510	10,370,471
Reinsurance Group of America Inc.	19,169	1,526,427
RenaissanceRe Holdings Ltd.	11,064	1,079,846
RLI Corp.	11,342	501,770
Safety Insurance Group Inc.	3,305	177,974
Selective Insurance Group Inc.	14,584	340,099
StanCorp Financial Group Inc.	11,775	786,570
State Auto Financial Corp.	4,038	86,050
Stewart Information Services Corp.	5,269	185,100
Symetra Financial Corp.	20,571	407,717
Third Point Reinsurance Ltd.[a]	6,710	106,354
Torchmark Corp.	24,443	1,923,664
Tower Group International Ltd.[b]	15,164	40,943
Travelers Companies Inc. (The)	93,754	7,978,465
United Fire Group Inc.	5,270	159,945
Universal Insurance Holdings Inc.	5,621	71,387
Unum Group	70,439	2,487,201
Validus Holdings Ltd.	24,928	940,035
W.R. Berkley Corp.	28,695	1,194,286
White Mountains Insurance Group Ltd.	1,668	1,000,633
XL Group PLC	77,236	2,413,625

		170,032,447
INTERNET & CATALOG RETAIL — 1.20%
1-800-FLOWERS.COM Inc. Class Aa	6,784	38,194
Amazon.com Inc.[a]	97,451	32,794,211
Blue Nile Inc.[a]	3,235	112,578
Expedia Inc.	28,156	2,041,310
FTD Companies Inc.[a,b]	4,797	152,593
Groupon Inc.[a,b]	111,074	870,820
HomeAway Inc.[a]	16,682	628,411
HSN Inc.	8,946	534,345
Liberty Interactive Corp. Series Aa	131,816	3,805,528
Liberty Ventures Series Aa	9,705	1,264,853
Netflix Inc.[a]	13,276	4,673,550
NutriSystem Inc.	7,620	114,833
Orbitz Worldwide Inc.[a]	6,539	51,266
Overstock.com Inc.[a]	3,005	59,198
PetMed Express Inc.	5,240	70,268
Priceline.com Inc.[a]	13,642	16,259,763
RetailMeNot Inc.[a]	2,510	80,320
Shutterfly Inc.[a,b]	10,034	428,251
TripAdvisor Inc.[a]	29,660	2,686,899
Valuevision Media Inc. Class Aa	10,346	50,282
Vitacost.com Inc.[a]	6,102	43,263
zulily Inc.[a,b]	3,522	176,769

		66,937,505
INTERNET SOFTWARE & SERVICES — 2.95%
Akamai Technologies Inc.[a]	46,975	2,734,415
Angie’s List Inc.[a,b]	11,151	135,819
AOL Inc.[a]	20,524	898,336
Bankrate Inc.[a]	12,194	206,566
Bazaarvoice Inc.[a,b]	12,733	92,951
Benefitfocus Inc.[a,b]	1,339	62,893
Blucora Inc.[a]	10,691	210,506
Brightcove Inc.[a]	7,488	73,607
Carbonite Inc.[a]	3,013	30,702
ChannelAdvisor Corp.[a,b]	1,624	61,290
Chegg Inc.[a,b]	9,770	68,390

14

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

comScore Inc.[a]	9,305	$305,111
Constant Contact Inc.[a,b]	8,047	196,830
Conversant Inc.[a,b]	19,589	551,430
Cornerstone OnDemand Inc.[a]	10,702	512,305
CoStar Group Inc.[a,b]	7,561	1,411,941
Cvent Inc.[a,b]	1,718	62,106
Dealertrack Technologies Inc.[a]	11,196	550,731
Demand Media Inc.[a]	7,954	38,577
Demandware Inc.[a]	5,258	336,828
Dice Holdings Inc.[a]	12,051	89,900
Digital River Inc.[a]	9,794	170,709
E2open Inc.[a,b]	3,911	92,182
EarthLink Holdings Corp.	28,065	101,315
eBay Inc.[a]	343,216	18,959,252
eGain Corp.[a]	3,411	24,082
Endurance International Group Holdings Inc.[a,b]	5,783	75,237
Envestnet Inc.[a,b]	7,638	306,895
Equinix Inc.[a,b]	13,042	2,410,683
Facebook Inc. Class Aa	451,798	27,216,312
Global Eagle Entertainment Inc.[a]	6,376	100,613
Gogo Inc.[a,b]	2,908	59,730
Google Inc. Class Aa	71,377	79,550,380
IAC/InterActiveCorp	19,764	1,410,952
Internap Network Services Corp.[a,b]	14,049	99,467
IntraLinks Holdings Inc.[a]	9,745	99,691
j2 Global Inc.	12,265	613,863
Limelight Networks Inc.[a]	16,778	36,576
LinkedIn Corp. Class Aa,b	25,507	4,717,265
Liquidity Services Inc.[a,b]	6,200	161,510
LivePerson Inc.[a,b]	14,634	176,632
LogMeIn Inc.[a]	5,908	265,210
Marchex Inc. Class B	6,683	70,238
Marin Software Inc.[a,b]	2,385	25,209
Marketo Inc.[a,b]	1,857	60,668
Millennial Media Inc.[a,b]	9,296	64,328
Monster Worldwide Inc.[a]	22,455	167,963
Move Inc.[a,b]	10,961	126,709
Net Element Inc.[a,b]	631	2,190
NIC Inc.	17,136	330,896
OpenTable Inc.[a,b]	5,972	459,426
Pandora Media Inc.[a]	37,453	1,135,575
Perficient Inc.[a]	8,551	154,944
QuinStreet Inc.[a]	8,722	57,914
Rackspace Hosting Inc.[a,b]	29,874	980,465
RealNetworks Inc.[a]	5,931	44,957
Reis Inc.[a]	2,183	39,403
Rocket Fuel Inc.[a,b]	1,298	55,658
SciQuest Inc.[a,b]	6,018	162,576
Shutterstock Inc.[a,b]	2,101	152,554
Spark Networks Inc.[a]	3,066	16,035
SPS Commerce Inc.[a,b]	3,972	244,079
Stamps.com Inc.[a]	3,793	127,293
Support.com Inc.[a]	12,647	32,250
TechTarget Inc.[a]	4,375	31,544
Textura Corp.[a,b]	1,361	34,311
Travelzoo Inc.[a]	1,914	43,831
Trulia Inc.[a,b]	7,225	239,870
Twitter Inc.[a,b]	21,371	997,385
United Online Inc.	3,398	39,281
Unwired Planet Inc.[a]	21,775	47,252
VeriSign Inc.[a,b]	34,786	1,875,313
VistaPrint NVa,b	8,530	419,847
Vocus Inc.[a]	5,551	73,995
Web.com Group Inc.[a,b]	11,073	376,814
WebMD Health Corp.[a,b]	7,161	296,465

Security	Shares	Value

Wix.com Ltd.[a]	2,199	$50,511
XO Group Inc.[a,b]	7,043	71,416
Xoom Corp.[a]	1,937	37,810
Yahoo! Inc.[a]	236,775	8,500,223
Yelp Inc.[a]	8,806	677,446
Zillow Inc. Class Aa,b	6,280	553,268
Zix Corp.[a,b]	16,059	66,484

		164,224,186
IT SERVICES — 3.35%
Accenture PLC Class A	169,824	13,538,369
Acxiom Corp.[a,b]	19,143	658,423
Alliance Data Systems Corp.[a,b]	13,001	3,542,122
Amdocs Ltd.	42,594	1,978,917
Automatic Data Processing Inc.	129,126	9,976,275
Blackhawk Network Holdings Inc.[a,b]	3,035	74,024
Booz Allen Hamilton Holding Corp.	8,364	184,008
Broadridge Financial Solutions Inc.	32,040	1,189,966
CACI International Inc. Class Aa,b	6,147	453,649
Cardtronics Inc.[a,b]	11,726	455,555
Cass Information Systems Inc.	2,794	144,059
CIBER Inc.[a]	19,430	88,989
Cognizant Technology Solutions Corp. Class Aa	159,728	8,083,834
Computer Sciences Corp.	39,739	2,416,926
Computer Task Group Inc.	4,124	70,067
Convergys Corp.	27,794	608,967
CoreLogic Inc.[a]	25,536	767,101
CSG Systems International Inc.	8,985	233,969
Datalink Corp.[a]	4,050	56,417
DST Systems Inc.	8,866	840,408
EPAM Systems Inc.[a,b]	5,799	190,787
Euronet Worldwide Inc.[a,b]	13,489	561,008
EVERTEC Inc.	7,818	193,105
ExlService Holdings Inc.[a,b]	8,661	267,712
Fidelity National Information Services Inc.	77,530	4,143,978
Fiserv Inc.[a]	70,522	3,997,892
FleetCor Technologies Inc.[a]	17,953	2,066,390
Forrester Research Inc.	3,766	135,011
Gartner Inc.[a]	24,774	1,720,307
Genpact Ltd.[a]	44,482	774,876
Global Cash Access Inc.[a]	16,597	113,855
Global Payments Inc.	19,103	1,358,414
Hackett Group Inc. (The)	6,617	39,570
Heartland Payment Systems Inc.	9,583	397,215
Higher One Holdings Inc.[a]	8,613	62,272
iGATE Corp.[a]	8,812	277,930
International Business Machines Corp.	258,791	49,814,680
Jack Henry & Associates Inc.	22,628	1,261,737
Leidos Holdings Inc.	20,107	711,185
Lionbridge Technologies Inc.[a,b]	14,885	99,878
Luxoft Holding Inc.[a,b]	818	28,687
ManTech International Corp. Class A	6,136	180,460
MasterCard Inc. Class A	309,025	23,084,167
MAXIMUS Inc.	17,960	805,686
ModusLink Global Solutions Inc.[a]	10,270	43,442
MoneyGram International Inc.[a]	5,739	101,293
NeuStar Inc. Class Aa,b	15,753	512,130
Paychex Inc.	86,000	3,663,600
Planet Payment Inc.[a]	11,213	30,724
PRGX Global Inc.[a]	5,635	39,051
Sapient Corp.[a]	29,154	497,367
Science Applications International Corp.	11,525	430,920
ServiceSource International Inc.[a,b]	16,129	136,129
Sykes Enterprises Inc.[a,b]	10,246	203,588

15

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Syntel Inc.[a]	4,060	$364,994
TeleTech Holdings Inc.[a]	4,906	120,246
Teradata Corp.[a]	43,270	2,128,451
Total System Services Inc.	42,972	1,306,779
Unisys Corp.[a,b]	14,399	438,594
Vantiv Inc. Class Aa,b	23,106	698,263
VeriFone Systems Inc.[a]	28,627	968,165
Virtusa Corp.[a]	6,990	234,235
Visa Inc. Class A	138,516	29,900,064
Western Union Co.	147,431	2,411,971
WEX Inc.[a]	10,497	997,740
Xerox Corp.	324,906	3,671,438

		186,548,031
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Arctic Cat Inc.	3,310	158,185
Black Diamond Inc.[a,b]	5,643	69,014
Brunswick Corp.	23,780	1,076,996
Callaway Golf Co.	25,638	262,020
Hasbro Inc.	30,668	1,705,754
JAKKS Pacific Inc.[b]	5,836	42,136
Johnson Outdoors Inc. Class A	1,588	40,367
LeapFrog Enterprises Inc.[a,b]	16,860	126,450
Marine Products Corp.	2,702	20,319
Mattel Inc.	91,217	3,658,714
Nautilus Inc.[a]	8,181	78,783
Polaris Industries Inc.	17,025	2,378,563
Smith & Wesson Holding Corp.[a,b]	17,164	250,938
Sturm, Ruger & Co. Inc.[b]	5,064	302,827

		10,171,066
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	2,932	63,947
Affymetrix Inc.[a,b]	18,150	129,409
Agilent Technologies Inc.	91,885	5,138,209
Albany Molecular Research Inc.[a]	6,135	114,050
Bio-Rad Laboratories Inc. Class Aa	5,521	707,351
Bruker Corp.[a]	28,933	659,383
Cambrex Corp.[a]	7,949	149,998
Charles River Laboratories International Inc.[a]	13,019	785,566
Covance Inc.[a,b]	14,777	1,535,330
Fluidigm Corp.[a,b]	6,544	288,394
Furiex Pharmaceuticals Inc.[a]	1,952	169,824
Harvard Bioscience Inc.[a]	5,887	27,904
Illumina Inc.[a,b]	32,966	4,900,726
Luminex Corp.[a,b]	9,733	176,265
Mettler-Toledo International Inc.[a]	7,981	1,880,962
NeoGenomics Inc.[a,b]	8,722	30,265
Pacific Biosciences of California Inc.[a,b]	18,402	98,451
PAREXEL International Corp.[a,b]	15,025	812,702
PerkinElmer Inc.	29,422	1,325,755
QIAGEN NVa	62,533	1,318,821
Quintiles Transnational Holdings Inc.[a]	7,180	364,529
Sequenom Inc.[a,b]	30,024	73,559
TECHNE Corp.	9,821	838,419
Thermo Fisher Scientific Inc.	103,551	12,450,972
Waters Corp.[a]	22,684	2,459,172

		36,499,963
MACHINERY — 2.19%
Accuride Corp.[a]	12,626	55,933
Actuant Corp. Class A	19,402	662,578

Security	Shares	Value

AGCO Corp.	25,814	$1,423,900
Alamo Group Inc.	1,869	101,543
Albany International Corp. Class A	7,268	258,305
Altra Industrial Motion Corp.	7,143	255,005
American Railcar Industries Inc.	2,597	181,868
Ampco-Pittsburgh Corp.	2,181	41,155
Astec Industries Inc.	5,235	229,869
Barnes Group Inc.	14,518	558,507
Blount International Inc.[a,b]	13,110	156,009
Briggs & Stratton Corp.	12,883	286,647
Caterpillar Inc.	174,597	17,349,704
Chart Industries Inc.[a]	7,923	630,275
CIRCOR International Inc.	4,724	346,411
CLARCOR Inc.	13,455	771,644
Colfax Corp.[a]	27,560	1,965,855
Columbus McKinnon Corp.[a]	5,191	139,067
Commercial Vehicle Group Inc.[a,b]	6,533	59,581
Crane Co.	12,979	923,456
Cummins Inc.	50,252	7,487,045
Deere & Co.	102,430	9,300,644
Donaldson Co. Inc.	38,773	1,643,975
Douglas Dynamics Inc.	5,892	102,639
Dover Corp.	45,303	3,703,520
Dynamic Materials Corp.	3,733	71,076
Energy Recovery Inc.[a,b]	11,899	63,303
EnPro Industries Inc.[a,b]	5,532	402,010
ESCO Technologies Inc.	7,114	250,342
ExOne Co. (The)[a,b]	1,657	59,370
Federal Signal Corp.[a]	16,112	240,069
Flowserve Corp.	37,709	2,954,123
FreightCar America Inc.	3,093	71,881
Global Brass & Copper Holdings Inc.	2,116	33,369
Gorman-Rupp Co. (The)	5,098	162,065
Graco Inc.	16,051	1,199,652
Graham Corp.	2,768	88,161
Greenbrier Companies Inc. (The)[a]	6,049	275,834
Hardinge Inc.	3,096	44,582
Harsco Corp.	21,517	504,143
Hurco Companies Inc.	1,721	45,916
Hyster-Yale Materials Handling Inc.	2,677	261,008
IDEX Corp.	21,762	1,586,232
Illinois Tool Works Inc.	94,353	7,673,730
Ingersoll-Rand PLC	73,632	4,214,696
ITT Corp.	23,645	1,011,060
John Bean Technologies Corp.	7,684	237,436
Joy Global Inc.	28,342	1,643,836
Kadant Inc.	3,039	110,832
Kennametal Inc.	20,646	914,618
L.B. Foster Co. Class A	2,557	119,795
Lincoln Electric Holdings Inc.	22,185	1,597,542
Lindsay Corp.[b]	3,315	292,317
Lydall Inc.[a]	4,542	103,876
Manitex International Inc.[a]	3,226	52,584
Manitowoc Co. Inc. (The)	35,021	1,101,410
Meritor Inc.[a]	25,700	314,825
Middleby Corp. (The)[a]	4,971	1,313,388
Miller Industries Inc.	2,870	56,051
Mueller Industries Inc.	14,974	449,070
Mueller Water Products Inc. Class A	41,626	395,447
Navistar International Corp.[a,b]	14,785	500,768
NN Inc.	4,308	84,868
Nordson Corp.	17,063	1,202,771
Omega Flex Inc.	757	16,230
Oshkosh Corp.	23,330	1,373,437
PACCAR Inc.	93,644	6,315,351

16

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Pall Corp.	29,474	$2,637,039
Parker Hannifin Corp.	39,505	4,729,144
Pentair Ltd. Registered	54,100	4,292,294
PMFG Inc.[a]	5,532	33,026
Proto Labs Inc.[a,b]	4,558	308,440
RBC Bearings Inc.[a]	5,878	374,429
Rexnord Corp.[a,b]	7,687	222,769
Snap-on Inc.	15,499	1,758,827
SPX Corp.	12,430	1,221,993
Standex International Corp.	3,277	175,582
Stanley Black & Decker Inc.	42,707	3,469,517
Sun Hydraulics Corp.	5,587	241,973
Tecumseh Products Co. Class Aa,b	4,896	33,782
Tennant Co.	4,976	326,525
Terex Corp.	29,335	1,299,541
Timken Co. (The)	22,695	1,334,012
Titan International Inc.	14,147	268,652
Toro Co. (The)	15,223	961,941
TriMas Corp.[a,b]	11,862	393,818
Trinity Industries Inc.	20,707	1,492,353
Twin Disc Inc.	2,167	57,079
Valmont Industries Inc.[b]	7,065	1,051,555
Wabash National Corp.[a,b]	18,126	249,414
WABCO Holdings Inc.[a]	15,487	1,634,808
Wabtec Corp.	25,632	1,986,480
Watts Water Technologies Inc. Class A	7,519	441,290
Woodward Inc.	18,400	764,152
Xerium Technologies Inc.[a,b]	2,895	46,465
Xylem Inc.	49,296	1,795,360

		121,646,469
MARINE — 0.04%
International Shipholding Corp.	1,349	39,714
Kirby Corp.[a]	14,851	1,503,664
Matson Inc.	11,210	276,775
Scorpio Bulkers Inc.[a]	34,918	353,021
Ultrapetrol (Bahamas) Ltd.[a,b]	5,682	17,614

		2,190,788
MEDIA — 3.64%
A.H. Belo Corp. Class A	4,993	57,819
AMC Entertainment Holdings Inc. Class Aa	5,567	135,000
AMC Networks Inc. Class Aa	15,891	1,161,473
Beasley Broadcast Group Inc. Class A	1,175	10,693
Cablevision NY Group Class A	51,554	869,716
Carmike Cinemas Inc.[a,b]	5,382	160,707
CBS Corp. Class B NVS	162,095	10,017,471
Central European Media Enterprises Ltd. Class Aa,b	20,216	59,435
Charter Communications Inc. Class Aa,b	17,545	2,161,544
Cinemark Holdings Inc.	30,598	887,648
Clear Channel Outdoor Holdings Inc. Class A	10,906	99,354
Comcast Corp. Class A	695,419	34,784,858
Crown Media Holdings Inc. Class Aa	9,048	34,744
Cumulus Media Inc. Class Aa	26,945	186,190
Daily Journal Corp.[a,b]	220	38,053
Dex Media Inc.[a,b]	4,574	42,081
DIRECTV[a]	129,721	9,913,279
Discovery Communications Inc. Series Aa	64,729	5,353,088
DISH Network Corp. Class Aa	55,177	3,432,561
DreamWorks Animation SKG Inc. Class Aa	19,553	519,132
E.W. Scripps Co. (The) Class Aa,b	7,908	140,130
Entercom Communications Corp. Class Aa,b	6,238	62,817
Entravision Communications Corp. Class A	13,042	87,381

Security	Shares	Value

Gannett Co. Inc.	60,550	$1,671,180
Global Sources Ltd.[a]	5,022	44,997
Gray Television Inc.[a,b]	13,265	137,558
Harte-Hanks Inc.	11,898	105,178
Hemisphere Media Group Inc.[a]	2,248	28,302
Interpublic Group of Companies Inc. (The)	113,409	1,943,830
John Wiley & Sons Inc. Class A	11,842	682,573
Journal Communications Inc. Class Aa	11,183	99,081
Lamar Advertising Co. Class Aa,b	20,552	1,047,947
Liberty Global PLC Series Aa,b	105,028	4,369,165
Liberty Global PLC Series C NVS[a,b]	105,087	4,278,092
Liberty Media Corp.[a]	25,568	3,342,505
Lions Gate Entertainment Corp.	21,372	571,274
Live Nation Entertainment Inc.[a]	36,983	804,380
Loral Space & Communications Inc.[a]	3,400	240,482
Madison Square Garden Inc. Class Aa	16,058	911,773
Martha Stewart Living Omnimedia Inc. Class Aa,b	7,055	31,959
McClatchy Co. (The) Class Aa	14,984	96,197
MDC Partners Inc.	10,302	235,092
Media General Inc. Class Aa,b	5,163	94,844
Meredith Corp.	9,630	447,121
Morningstar Inc.	5,517	435,953
National CineMedia Inc.	14,869	223,035
New York Times Co. (The) Class A	33,579	574,873
News Corp. Class A NVS[a]	131,486	2,264,189
Nexstar Broadcasting Group Inc.	7,784	292,056
Omnicom Group Inc.	68,415	4,966,929
ReachLocal Inc.[a,b]	2,650	26,103
Reading International Inc. Class Aa	4,550	33,352
Regal Entertainment Group Class A	21,791	407,056
Rentrak Corp.[a,b]	2,562	154,437
Saga Communications Inc. Class A	1,232	61,218
Salem Communications Corp. Class A	2,764	27,612
Scholastic Corp.	6,878	237,153
Scripps Networks Interactive Inc. Class A	28,988	2,200,479
SFX Entertainment Inc.[a]	5,296	37,337
Sinclair Broadcast Group Inc. Class A	18,077	489,706
Sirius XM Holdings Inc.[a]	816,162	2,611,718
Sizmek Inc.[a,b]	7,050	74,942
Starz Series Aa	28,089	906,713
Thomson Reuters Corp.	98,296	3,361,723
Time Warner Cable Inc.	76,897	10,548,730
Time Warner Inc.	246,547	16,106,916
Twenty-First Century Fox Inc. Class A	526,328	16,826,706
Viacom Inc. Class B NVS	117,882	10,018,791
Walt Disney Co. (The)	477,187	38,208,363
World Wrestling Entertainment Inc. Class A	7,064	204,008

		202,698,802
METALS & MINING — 0.64%
A.M. Castle & Co.[a,b]	4,288	62,991
AK Steel Holding Corp.[a,b]	33,083	238,859
Alcoa Inc.	281,723	3,625,775
Allegheny Technologies Inc.	28,543	1,075,500
Allied Nevada Gold Corp.[a,b]	27,513	118,581
AMCOL International Corp.	7,198	329,525
Carpenter Technology Corp.	11,908	786,404
Century Aluminum Co.[a]	13,771	181,915
Cliffs Natural Resources Inc.[b]	40,544	829,530
Coeur Mining Inc.[a]	26,497	246,157
Commercial Metals Co.	30,815	581,787
Compass Minerals International Inc.	8,793	725,598
Freeport-McMoRan Copper & Gold Inc.	275,303	9,104,270
General Moly Inc.[a,b]	17,535	17,360

17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Gerber Scientific Inc. Escrow[a,d]	5,665	$57
Globe Specialty Metals Inc.	16,211	337,513
Gold Resource Corp.	7,916	37,839
Handy & Harman Ltd.[a]	1,589	34,974
Haynes International Inc.	3,195	172,530
Hecla Mining Co.	85,299	261,868
Horsehead Holding Corp.[a,b]	11,964	201,235
Kaiser Aluminum Corp.	5,091	363,599
Materion Corp.	5,357	181,763
Midway Gold Corp.[a,b]	34,275	35,989
Molycorp Inc.[a,b]	34,256	160,661
Newmont Mining Corp.	130,062	3,048,653
Noranda Aluminium Holding Corp.	8,866	36,439
Nucor Corp.	83,954	4,243,035
Olympic Steel Inc.	2,319	66,555
Paramount Gold and Silver Corp.[a,b]	34,905	42,933
Reliance Steel & Aluminum Co.	20,029	1,415,249
Royal Gold Inc.	17,087	1,069,988
RTI International Metals Inc.[a]	7,977	221,601
Schnitzer Steel Industries Inc. Class A	6,735	194,305
Southern Copper Corp.	41,750	1,215,343
Steel Dynamics Inc.	58,267	1,036,570
Stillwater Mining Co.[a]	30,672	454,252
SunCoke Energy Inc.[a]	18,736	427,930
Tahoe Resources Inc.[a]	21,452	453,710
United States Steel Corp.[b]	38,256	1,056,248
Universal Stainless & Alloy Products Inc.[a]	1,840	62,137
US Silica Holdings Inc.	5,700	217,569
Walter Energy Inc.[b]	16,631	125,730
Worthington Industries Inc.	13,841	529,418

		35,629,945
MULTI-UTILITIES — 1.04%
Alliant Energy Corp.	29,510	1,676,463
Ameren Corp.	64,041	2,638,489
Avista Corp.	15,599	478,109
Black Hills Corp.	11,747	677,215
CenterPoint Energy Inc.	112,964	2,676,117
CMS Energy Corp.	70,066	2,051,533
Consolidated Edison Inc.	77,478	4,156,695
Dominion Resources Inc.	152,575	10,831,299
DTE Energy Co.	45,983	3,416,077
Integrys Energy Group Inc.	20,795	1,240,422
MDU Resources Group Inc.	50,213	1,722,808
NiSource Inc.	82,230	2,921,632
NorthWestern Corp.	9,738	461,873
PG&E Corp.	116,989	5,053,925
Public Service Enterprise Group Inc.	133,866	5,105,649
SCANA Corp.	36,886	1,892,990
Sempra Energy	64,450	6,236,182
TECO Energy Inc.	57,345	983,467
Vectren Corp.	21,837	860,159
Wisconsin Energy Corp.	60,511	2,816,787

		57,897,891
MULTILINE RETAIL — 0.61%
Big Lots Inc.[a]	15,183	574,980
Bon-Ton Stores Inc. (The)	3,632	39,879
Burlington Stores Inc.[a]	4,065	119,999
Dillard’s Inc. Class A	7,123	658,165
Dollar General Corp.[a]	86,521	4,800,185
Dollar Tree Inc.[a]	55,636	2,903,087
Family Dollar Stores Inc.	25,423	1,474,788

Security	Shares	Value

Fred’s Inc. Class A	9,765	$175,868
Gordmans Stores Inc.	2,212	12,078
J.C. Penney Co. Inc.[a,b]	61,722	532,044
Kohl’s Corp.	55,204	3,135,587
Macy’s Inc.	101,576	6,022,441
Nordstrom Inc.	38,399	2,398,018
Sears Holdings Corp.[a,b]	11,507	549,574
Target Corp.	170,706	10,329,420
Tuesday Morning Corp.[a,b]	11,161	157,928

		33,884,041
OIL, GAS & CONSUMABLE FUELS — 7.44%
Abraxas Petroleum Corp.[a]	21,455	84,962
Adams Resources & Energy Inc.	630	36,490
Alon USA Energy Inc.	6,137	91,687
Alpha Natural Resources Inc.[a,b]	58,366	248,056
Amyris Inc.[a,b]	8,061	30,068
Anadarko Petroleum Corp.	133,247	11,294,016
Antero Resources Corp.[a,b]	9,994	625,624
Apache Corp.	104,277	8,649,777
Apco Oil and Gas International Inc.[a,b]	2,346	33,900
Approach Resources Inc.[a,b]	9,112	190,532
Arch Coal Inc.	56,312	271,424
Athlon Energy Inc.[a]	4,803	170,266
Bill Barrett Corp.[a,b]	12,778	327,117
Bonanza Creek Energy Inc.[a]	7,801	346,364
BPZ Resources Inc.[a]	27,465	87,339
Cabot Oil & Gas Corp.	111,426	3,775,113
Callon Petroleum Co.[a]	10,844	90,764
Carrizo Oil & Gas Inc.[a]	12,058	644,621
Cheniere Energy Inc.[a]	63,906	3,537,197
Chesapeake Energy Corp.	153,331	3,928,340
Chevron Corp.	513,177	61,021,877
Cimarex Energy Co.	22,769	2,712,016
Clayton Williams Energy Inc.[a]	1,637	184,997
Clean Energy Fuels Corp.[a,b]	17,568	157,058
Cloud Peak Energy Inc.[a,b]	16,152	341,453
Cobalt International Energy Inc.[a]	72,904	1,335,601
Comstock Resources Inc.	12,831	293,188
Concho Resources Inc.[a]	27,756	3,400,110
ConocoPhillips	323,331	22,746,336
CONSOL Energy Inc.	60,734	2,426,323
Contango Oil & Gas Co.[a]	3,826	182,653
Continental Resources Inc.[a]	11,171	1,388,220
CVR Energy Inc.	4,354	183,957
Delek US Holdings Inc.	9,833	285,550
Denbury Resources Inc.	98,771	1,619,844
Devon Energy Corp.	107,485	7,193,971
Diamondback Energy Inc.[a,b]	5,949	400,427
Emerald Oil Inc.[a,b]	19,427	130,550
Endeavour International Corp.[a,b]	12,237	39,770
Energen Corp.	19,106	1,543,956
Energy XXI (Bermuda) Ltd.	20,967	494,192
EOG Resources Inc.	71,867	14,098,149
EP Energy Corp. Class Aa	9,307	182,138
EPL Oil & Gas Inc.[a,b]	7,453	287,686
EQT Corp.	39,788	3,858,242
Equal Energy Ltd.	9,467	43,359
Evolution Petroleum Corp.	4,111	52,333
EXCO Resources Inc.[b]	51,275	287,140
Exxon Mobil Corp.	1,176,862	114,955,880
Forest Oil Corp.[a,b]	31,307	59,796
Frontline Ltd.[a,b]	13,472	52,945
FX Energy Inc.[a,b]	13,789	46,055

18

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

GasLog Ltd.	9,558	$222,606
Gastar Exploration Inc.[a]	15,059	82,373
Golar LNG Ltd.[b]	11,583	482,895
Goodrich Petroleum Corp.[a,b]	10,636	168,262
Green Plains Renewable Energy Inc.	6,687	200,343
Gulfport Energy Corp.[a]	22,596	1,608,383
Halcon Resources Corp.[a,b]	69,565	301,217
Hallador Energy Co.	1,798	15,373
Hess Corp.	76,961	6,378,528
HollyFrontier Corp.	53,718	2,555,903
Isramco Inc.[a]	237	31,405
Jones Energy Inc. Class Aa	2,942	44,542
Kinder Morgan Inc.	175,370	5,697,771
KiOR Inc. Class Aa,b	7,009	4,016
Knightsbridge Tankers Ltd.	6,568	88,996
Kodiak Oil & Gas Corp.[a]	70,185	852,046
Kosmos Energy Ltd.[a]	26,747	294,217
L&L Energy Inc.[a,b]	7,598	11,488
Laredo Petroleum Inc.[a,b]	13,014	336,542
Magnum Hunter Resources Corp.[a,b]	43,532	370,022
Marathon Oil Corp.	187,494	6,659,787
Marathon Petroleum Corp.	79,427	6,913,326
Matador Resources Co.[a,b]	15,389	376,877
Midstates Petroleum Co. Inc.[a,b]	6,317	33,859
Miller Energy Resources Inc.[a,b]	9,858	57,965
Murphy Oil Corp.	47,496	2,985,599
Newfield Exploration Co.[a]	35,784	1,122,186
Noble Energy Inc.	94,880	6,740,275
Nordic American Tankers Ltd.[b]	22,932	225,651
Northern Oil and Gas Inc.[a,b]	16,813	245,806
Oasis Petroleum Inc.[a]	26,744	1,116,027
Occidental Petroleum Corp.	213,059	20,302,392
ONEOK Inc.	54,531	3,230,962
Panhandle Oil and Gas Inc.	1,852	80,766
PBF Energy Inc.	5,964	153,871
PDC Energy Inc.[a,b]	9,447	588,170
Peabody Energy Corp.	71,358	1,165,990
Penn Virginia Corp.[a]	14,288	249,897
PetroCorp Inc. Escrow[a,d]	1,248	—
PetroQuest Energy Inc.[a]	14,733	83,978
Phillips 66	155,629	11,992,771
Pioneer Natural Resources Co.	36,056	6,747,520
QEP Resources Inc.	47,405	1,395,603
Quicksilver Resources Inc.[a,b]	30,813	81,038
Range Resources Corp.	43,005	3,568,125
Renewable Energy Group Inc.[a,b]	5,630	67,447
Rentech Inc.[a]	48,306	91,781
Resolute Energy Corp.[a,b]	17,841	128,455
REX American Resources Corp.[a,b]	1,680	95,844
Rex Energy Corp.[a]	11,525	215,633
Rosetta Resources Inc.[a]	16,085	749,239
RSP Permian Inc.[a]	6,081	175,680
Sanchez Energy Corp.[a,b]	10,040	297,485
SandRidge Energy Inc.[a,b]	130,278	799,907
Scorpio Tankers Inc.	50,374	502,229
SemGroup Corp. Class A	11,059	726,355
Ship Finance International Ltd.[b]	13,439	241,499
SM Energy Co.	17,565	1,252,209
Solazyme Inc.[a,b]	12,675	147,157
Southwestern Energy Co.[a]	93,071	4,282,197
Spectra Energy Corp.	177,123	6,542,924
Stone Energy Corp.[a,b]	13,157	552,199
Swift Energy Co.[a,b]	11,471	123,428
Synergy Resources Corp.[a,b]	11,440	122,980
Targa Resources Corp.	8,726	866,143

Security	Shares	Value

Teekay Corp.	9,657	$543,110
Teekay Tankers Ltd. Class A	16,758	59,323
Tesoro Corp.	35,910	1,816,687
Triangle Petroleum Corp.[a,b]	17,939	147,817
Ultra Petroleum Corp.[a,b]	40,657	1,093,267
Ur-Energy Inc.[a]	32,073	49,713
Uranium Energy Corp.[a,b]	22,593	29,823
VAALCO Energy Inc.[a,b]	15,432	131,944
Valero Energy Corp.	144,343	7,664,613
W&T Offshore Inc.	9,178	158,871
Warren Resources Inc.[a,b]	18,608	89,318
Western Refining Inc.	14,166	546,808
Westmoreland Coal Co.[a]	2,898	86,302
Whiting Petroleum Corp.[a]	31,311	2,172,670
Williams Companies Inc. (The)	180,713	7,333,334
World Fuel Services Corp.	19,090	841,869
WPX Energy Inc.[a]	52,839	952,687
ZaZa Energy Corp.[a,b]	6,679	5,023

		414,038,768
PAPER & FOREST PRODUCTS — 0.17%
Boise Cascade Co.[a,b]	3,633	104,049
Clearwater Paper Corp.[a]	6,164	386,298
Deltic Timber Corp.	2,924	190,732
Domtar Corp.	8,753	982,262
International Paper Co.	117,605	5,395,717
KapStone Paper and Packaging Corp.[a]	21,492	619,829
Louisiana-Pacific Corp.[a]	36,486	615,519
Neenah Paper Inc.	4,220	218,258
P.H. Glatfelter Co.	11,257	306,416
Resolute Forest Products Inc.[a]	18,506	371,786
Schweitzer-Mauduit International Inc.	8,214	349,834
Wausau Paper Corp.	11,704	148,992

		9,689,692
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	114,161	1,671,317
Coty Inc. Class A	15,070	225,748
Elizabeth Arden Inc.[a,b]	6,722	198,366
Estee Lauder Companies Inc. (The) Class A	61,368	4,104,292
Female Health Co. (The)	5,289	41,043
Herbalife Ltd.[b]	22,579	1,293,099
Inter Parfums Inc.	4,329	156,753
Lifevantage Corp.[a,b]	30,007	39,309
Medifast Inc.[a,b]	3,676	106,935
Nature’s Sunshine Products Inc.	3,111	42,869
Nu Skin Enterprises Inc. Class A	15,494	1,283,678
Nutraceutical International Corp.[a]	2,134	55,463
Revlon Inc. Class Aa	3,056	78,081
Star Scientific Inc.[a,b]	38,649	30,328
Synutra International Inc.[a]	4,567	30,553
USANA Health Sciences Inc.[a,b]	1,640	123,558

		9,481,392
PHARMACEUTICALS — 5.21%
AbbVie Inc.	418,809	21,526,783
AcelRx Pharmaceuticals Inc.[a,b]	5,567	66,860
Actavis PLC[a]	45,939	9,456,543
Aerie Pharmaceuticals Inc.[a]	3,520	74,589
Akorn Inc.[a,b]	15,087	331,914
Alimera Sciences Inc.[a,b]	4,530	35,742
Allergan Inc.	78,478	9,739,120

19

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Ampio Pharmaceuticals Inc.[a,b]	7,144	$45,364
Aratana Therapeutics Inc.[a]	2,647	49,128
Auxilium Pharmaceuticals Inc.[a,b]	12,835	348,855
AVANIR Pharmaceuticals Inc. Class Aa,b	35,965	131,992
BioDelivery Sciences International Inc.[a]	13,661	115,299
Bristol-Myers Squibb Co.	434,363	22,565,158
Cempra Inc.[a]	8,520	98,406
Corcept Therapeutics Inc.[a,b]	13,141	57,295
Depomed Inc.[a,b]	14,649	212,410
Eli Lilly and Co.	261,996	15,421,085
Endo International PLC[a]	35,587	2,443,048
Endocyte Inc.[a,b]	7,883	187,694
Forest Laboratories Inc.[a]	70,694	6,522,935
Hi-Tech Pharmacal Co. Inc.[a]	2,906	125,917
Horizon Pharma Inc.[a,b]	13,446	203,303
Hospira Inc.[a]	43,847	1,896,383
Impax Laboratories Inc.[a]	17,780	469,748
Jazz Pharmaceuticals PLC[a]	13,736	1,904,908
Johnson & Johnson	743,569	73,040,783
Lannett Co. Inc.[a]	4,897	174,921
Mallinckrodt PLC[a]	15,241	966,432
Medicines Co. (The)[a]	16,947	481,634
Merck & Co. Inc.	799,793	45,404,249
Mylan Inc.[a]	100,854	4,924,701
Nektar Therapeutics[a,b]	35,656	432,151
Omeros Corp.[a,b]	6,822	82,341
Pacira Pharmaceuticals Inc.[a,b]	7,257	507,917
Pernix Therapeutics Holdings[a,b]	2,373	12,696
Perrigo Co. PLC	33,502	5,181,419
Pfizer Inc.	1,770,677	56,874,145
POZEN Inc.[a]	6,889	55,112
Prestige Brands Holdings Inc.[a,b]	13,277	361,798
Questcor Pharmaceuticals Inc.	13,658	886,814
Relypsa Inc.[a]	1,985	59,173
Repros Therapeutics Inc.[a]	5,340	94,732
Sagent Pharmaceuticals Inc.[a,b]	4,371	102,150
Salix Pharmaceuticals Ltd.[a,b]	16,185	1,676,928
SciClone Pharmaceuticals Inc.[a,b]	15,048	68,468
Sucampo Pharmaceuticals Inc. Class Aa,b	2,816	20,134
Supernus Pharmaceuticals Inc.[a,b]	11,861	106,037
TherapeuticsMD Inc.[a,b]	20,668	130,415
VIVUS Inc.[a,b]	26,472	157,244
XenoPort Inc.[a]	11,509	59,501
Zoetis Inc.	132,333	3,829,717
Zogenix Inc.[a]	30,660	87,228

		289,809,319
PROFESSIONAL SERVICES — 0.39%
Acacia Research Corp.[b]	13,127	200,581
Advisory Board Co. (The)[a,b]	9,093	584,225
Barrett Business Services Inc.	1,883	112,170
CBIZ Inc.[a,b]	10,197	93,405
CDI Corp.	3,693	63,335
Corporate Executive Board Co. (The)	8,882	659,311
CRA International Inc.[a]	2,843	62,461
Dun & Bradstreet Corp. (The)	10,601	1,053,209
Equifax Inc.	31,743	2,159,476
Exponent Inc.	3,604	270,516
Franklin Covey Co.[a]	3,567	70,520
FTI Consulting Inc.[a,b]	10,331	344,436
GP Strategies Corp.[a,b]	3,873	105,462
Heidrick & Struggles International Inc.	4,810	96,537
Huron Consulting Group Inc.[a]	6,210	393,590
ICF International Inc.[a,b]	5,210	207,410

Security	Shares	Value

IHS Inc. Class Aa	17,435	$2,118,352
Insperity Inc.	6,078	188,296
Kelly Services Inc. Class A	6,955	165,042
Kforce Inc.	7,596	161,947
Korn/Ferry International[a]	12,716	378,555
Manpowergroup Inc.	20,447	1,611,837
Mistras Group Inc.[a]	4,119	93,790
Navigant Consulting Inc.[a,b]	13,710	255,829
Nielsen Holdings NV	57,762	2,577,918
Odyssey Marine Exploration Inc.[a,b]	18,839	43,141
On Assignment Inc.[a,b]	11,769	454,166
Pendrell Corp.[a]	42,497	77,769
Resources Connection Inc.	11,198	157,780
Robert Half International Inc.	36,897	1,547,829
RPX Corp.[a,b]	8,605	140,089
Towers Watson & Co. Class A	17,209	1,962,686
TrueBlue Inc.[a]	10,768	315,072
Verisk Analytics Inc. Class Aa	40,007	2,398,820
VSE Corp.	1,062	55,967
WageWorks Inc.[a,b]	6,636	372,346

		21,553,875
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.36%
Acadia Realty Trust	14,182	374,121
AG Mortgage Investment Trust Inc.	7,229	126,580
Agree Realty Corp.	3,208	97,555
Alexander’s Inc.	626	225,980
Alexandria Real Estate Equities Inc.	18,960	1,375,738
Altisource Residential Corp.	14,986	472,958
American Assets Trust Inc.	8,223	277,444
American Campus Communities Inc.	27,510	1,027,499
American Capital Agency Corp.	94,335	2,027,259
American Capital Mortgage Investment Corp.	15,464	290,259
American Homes 4 Rent Class A	13,423	224,298
American Realty Capital Properties Inc.	124,539	1,746,037
American Residential Properties Inc.[a,b]	3,658	65,771
American Tower Corp.	105,312	8,621,893
AmREIT Inc.	4,248	70,389
Annaly Capital Management Inc.	250,670	2,749,850
Anworth Mortgage Asset Corp.[b]	36,423	180,658
Apartment Investment and Management Co. Class A	38,199	1,154,374
Apollo Commercial Real Estate Finance Inc.	10,328	171,755
Apollo Residential Mortgage Inc.	8,042	130,522
Ares Commercial Real Estate Corp.	7,735	103,726
Armada Hoffler Properties Inc.	5,021	50,411
ARMOUR Residential REIT Inc.	98,580	406,150
Ashford Hospitality Prime Inc.	3,954	59,784
Ashford Hospitality Trust Inc.	19,934	224,656
Associated Estates Realty Corp.	17,748	300,651
AvalonBay Communities Inc.	34,276	4,501,124
Aviv REIT Inc.	3,036	74,230
BioMed Realty Trust Inc.[b]	49,846	1,021,345
Boston Properties Inc.	40,141	4,597,349
Brandywine Realty Trust[b]	42,551	615,287
BRE Properties Inc. Class A	20,440	1,283,223
Brixmor Property Group Inc.	12,598	268,715
Camden Property Trust	22,435	1,510,773
Campus Crest Communities Inc.	17,094	148,376
Capstead Mortgage Corp.	24,561	310,942
CBL & Associates Properties Inc.[b]	43,197	766,747
Cedar Realty Trust Inc.	15,167	92,670
Chambers Street Properties	65,918	512,183
Chatham Lodging Trust	7,519	152,034
Chesapeake Lodging Trust	12,609	324,430

20

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Chimera Investment Corp.	273,214	$836,035
Colony Financial Inc.	24,965	547,982
CommonWealth REIT[b]	31,481	827,950
CoreSite Realty Corp.	5,539	171,709
Corporate Office Properties Trust	22,703	604,808
Corrections Corp. of America	31,563	988,553
Cousins Properties Inc.	44,485	510,243
Crown Castle International Corp.	88,496	6,529,235
CubeSmart	40,077	687,721
CyrusOne Inc.	5,032	104,817
CYS Investments Inc.	46,371	383,024
DCT Industrial Trust Inc.	85,057	670,249
DDR Corp.	78,520	1,294,010
DiamondRock Hospitality Co.	50,176	589,568
Digital Realty Trust Inc.[b]	34,097	1,809,869
Douglas Emmett Inc.[b]	37,214	1,009,988
Duke Realty Corp.	85,320	1,440,202
DuPont Fabros Technology Inc.[b]	16,189	389,669
Dynex Capital Inc.	14,623	130,876
EastGroup Properties Inc.	7,998	503,154
Education Realty Trust Inc.	29,988	295,982
Ellington Residential Mortgage REIT	1,733	29,322
Empire State Realty Trust Inc. Class A	21,857	330,259
EPR Properties	13,979	746,339
Equity Lifestyle Properties, Inc.	21,954	892,430
Equity One Inc.	15,923	355,720
Equity Residential	95,232	5,522,504
Essex Property Trust Inc.[b]	10,084	1,714,784
Excel Trust Inc.	13,498	171,155
Extra Space Storage Inc.	29,384	1,425,418
Federal Realty Investment Trust	17,120	1,964,006
FelCor Lodging Trust Inc.	33,431	302,216
First Industrial Realty Trust Inc.[b]	28,469	550,021
First Potomac Realty Trust[b]	15,573	201,203
Franklin Street Properties Corp.	24,547	309,292
Gaming and Leisure Properties Inc.	25,437	927,433
General Growth Properties Inc.	149,825	3,296,150
GEO Group Inc. (The)	16,931	545,855
Getty Realty Corp.[b]	6,911	130,549
Gladstone Commercial Corp.	3,014	52,263
Glimcher Realty Trust	37,014	371,250
Government Properties Income Trust[b]	13,242	333,698
Gramercy Property Trust Inc.	12,198	62,942
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,905	56,037
Hatteras Financial Corp.	25,990	489,912
HCP Inc.	120,219	4,663,295
Health Care REIT Inc.	75,292	4,487,403
Healthcare Realty Trust Inc.	25,849	624,253
Healthcare Trust of America Inc. Class A	29,505	336,062
Hersha Hospitality Trust[b]	53,586	312,406
Highwoods Properties Inc.[b]	23,271	893,839
Home Properties Inc.	15,091	907,271
Hospitality Properties Trust	39,731	1,141,074
Host Hotels & Resorts Inc.	197,063	3,988,555
Hudson Pacific Properties Inc.	14,482	334,100
Inland Real Estate Corp.	20,820	219,651
Invesco Mortgage Capital Inc.	36,360	598,849
Investors Real Estate Trust[b]	33,139	297,588
iStar Financial Inc.[a]	22,451	331,377
Javelin Mortgage Investment Corp.[b]	3,053	40,941
Kilroy Realty Corp.	21,516	1,260,407
Kimco Realty Corp.	108,684	2,378,006
Kite Realty Group Trust	34,692	208,152
LaSalle Hotel Properties[b]	28,029	877,588
Lexington Realty Trust	42,442	463,042

Security	Shares	Value

Liberty Property Trust[b]	34,293	$1,267,469
LTC Properties Inc.	9,102	342,508
Macerich Co. (The)	36,409	2,269,373
Mack-Cali Realty Corp.	23,452	487,567
Medical Properties Trust Inc.[b]	45,700	584,503
MFA Financial Inc.	95,026	736,452
Mid-America Apartment Communities Inc.	19,701	1,344,987
Monmouth Real Estate Investment Corp. Class A	10,716	102,231
National Health Investors Inc.[b]	7,752	468,686
National Retail Properties Inc.	30,792	1,056,781
New Residential Investment Corp.	66,989	433,419
New York Mortgage Trust Inc.	17,497	136,127
NorthStar Realty Finance Corp.	88,133	1,422,467
Omega Healthcare Investors Inc.[b]	32,901	1,102,842
One Liberty Properties Inc.	3,059	65,218
Parkway Properties Inc.[b]	14,848	270,976
Pebblebrook Hotel Trust	16,211	547,445
Pennsylvania Real Estate Investment Trust	18,723	337,950
PennyMac Mortgage Investment Trust[c]	14,647	350,063
Physicians Realty Trust	8,558	119,127
Piedmont Office Realty Trust Inc. Class A	40,236	690,047
Plum Creek Timber Co. Inc.	46,972	1,974,703
Post Properties Inc.	14,471	710,526
Potlatch Corp.	10,768	416,614
Prologis Inc.	131,823	5,382,333
PS Business Parks Inc.	4,890	408,902
Public Storage	37,864	6,379,705
QTS Realty Trust Inc. Class A	3,744	93,937
RAIT Financial Trust[b]	25,791	218,966
Ramco-Gershenson Properties Trust	16,539	269,586
Rayonier Inc.	33,379	1,532,430
Realty Income Corp.[b]	54,721	2,235,900
Redwood Trust Inc.[b]	21,004	425,961
Regency Centers Corp.	23,869	1,218,751
Resource Capital Corp.[b]	33,367	185,854
Retail Opportunity Investments Corp.	17,966	268,412
Retail Properties of America Inc. Class A	35,459	480,115
Rexford Industrial Realty Inc.	4,498	63,782
RLJ Lodging Trust	32,645	872,927
Rouse Properties Inc.[b]	5,894	101,613
Ryman Hospitality Properties Inc.[b]	11,693	497,186
Sabra Healthcare REIT Inc.	9,821	273,908
Saul Centers Inc.	1,996	94,531
Select Income REIT	7,596	229,931
Senior Housing Properties Trust	49,935	1,122,039
Silver Bay Realty Trust Corp.	3,640	56,493
Simon Property Group Inc.	82,015	13,450,460
SL Green Realty Corp.[b]	23,974	2,412,264
Sovran Self Storage Inc.	8,274	607,725
Spirit Realty Capital Inc.	97,826	1,074,130
STAG Industrial Inc.	11,308	272,523
Starwood Property Trust Inc.	51,502	1,214,932
Starwood Waypoint Residential Trust[a]	10,294	296,364
Strategic Hotels & Resorts Inc.[a]	47,874	487,836
Summit Hotel Properties Inc.	18,647	173,044
Sun Communities Inc.[b]	11,405	514,251
Sunstone Hotel Investors Inc.	48,564	666,784
Tanger Factory Outlet Centers Inc.[b]	24,666	863,310
Taubman Centers Inc.	16,850	1,192,812
Terreno Realty Corp.	9,018	170,530
Two Harbors Investment Corp.	95,243	976,241
UDR Inc.	66,642	1,721,363
UMH Properties Inc.	3,384	33,096
Universal Health Realty Income Trust	2,895	122,285
Urstadt Biddle Properties Inc. Class A	5,967	123,278

21

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Ventas Inc.	77,543	$4,696,780
Vornado Realty Trust	49,439	4,872,708
Washington Real Estate Investment Trust[b]	17,665	421,840
Weingarten Realty Investors[b]	32,315	969,450
Western Asset Mortgage Capital Corp.[b]	7,351	114,970
Weyerhaeuser Co.	154,083	4,522,336
Whitestone REIT Class B	4,483	64,735
Winthrop Realty Trust	7,816	90,587
WP Carey Inc.	15,160	910,661
ZAIS Financial Corp.	1,551	25,840

		186,920,485
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Alexander & Baldwin Inc.	11,171	475,438
AV Homes Inc.[a,b]	2,572	46,527
CBRE Group Inc. Class Aa	73,876	2,026,419
Consolidated-Tomoka Land Co.	1,075	43,301
Forest City Enterprises Inc. Class Aa	41,015	783,386
Forestar Group Inc.[a]	9,132	162,550
Howard Hughes Corp. (The)[a]	10,495	1,497,741
Jones Lang LaSalle Inc.	11,642	1,379,577
Kennedy-Wilson Holdings Inc.	17,205	387,285
RE/MAX Holdings Inc. Class Aa,b	3,077	88,710
Realogy Holdings Corp.[a]	31,774	1,380,580
St. Joe Co. (The)[a,b]	16,123	310,368
Tejon Ranch Co.[a]	3,564	120,570

		8,702,452
ROAD & RAIL — 1.00%
AMERCO	1,940	450,313
Arkansas Best Corp.	6,664	246,235
Avis Budget Group Inc.[a]	28,076	1,367,301
Celadon Group Inc.	5,191	124,792
Con-way Inc.	14,865	610,654
CSX Corp.	270,523	7,837,051
Genesee & Wyoming Inc. Class Aa	11,495	1,118,693
Heartland Express Inc.	12,734	288,934
Hertz Global Holdings Inc.[a]	91,684	2,442,462
J.B. Hunt Transport Services Inc.	24,012	1,726,943
Kansas City Southern Industries Inc.	29,066	2,966,476
Knight Transportation Inc.	15,246	352,640
Landstar System Inc.	12,563	743,981
Marten Transport Ltd.	6,061	130,433
Norfolk Southern Corp.	83,378	8,101,840
Old Dominion Freight Line Inc.[a]	18,953	1,075,393
Patriot Transportation Holding Inc.[a]	1,674	60,348
Quality Distribution Inc.[a,b]	5,722	74,329
Roadrunner Transportation Systems Inc.[a]	4,695	118,502
Ryder System Inc.	13,668	1,092,346
Saia Inc.[a]	6,379	243,742
Swift Transportation Co.[a,b]	21,258	526,135
Union Pacific Corp.	123,436	23,164,000
Universal Truckload Services Inc.	1,361	39,333
Werner Enterprises Inc.	11,722	299,028
YRC Worldwide Inc.[a,b]	7,568	170,280

		55,372,184
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.29%
Advanced Energy Industries Inc.[a,b]	10,579	259,186
Advanced Micro Devices Inc.[a,b]	160,045	641,780
Alpha & Omega Semiconductor Ltd.[a]	4,638	34,136
Altera Corp.	84,756	3,071,557

Security	Shares	Value

Ambarella Inc.[a,b]	4,901	$130,906
Amkor Technology Inc.[a,b]	19,544	134,072
ANADIGICS Inc.[a]	19,441	33,050
Analog Devices Inc.	81,511	4,331,495
Applied Materials Inc.	317,966	6,492,866
Applied Micro Circuits Corp.[a,b]	22,519	222,938
Atmel Corp.[a]	113,464	948,559
ATMI Inc.[a]	8,502	289,153
Avago Technologies Ltd.	65,122	4,194,508
Axcelis Technologies Inc.[a]	27,610	59,362
Broadcom Corp. Class A	151,133	4,757,667
Brooks Automation Inc.	17,583	192,182
Cabot Microelectronics Corp.[a]	6,150	270,600
Cavium Inc.[a,b]	13,133	574,306
CEVA Inc.[a]	6,083	106,818
Cirrus Logic Inc.[a,b]	17,119	340,155
Cohu Inc.	6,173	66,298
Cree Inc.[a,b]	30,948	1,750,419
Cypress Semiconductor Corp.	38,880	399,298
Diodes Inc.[a,b]	9,292	242,707
DSP Group Inc.[a]	6,134	52,998
Entegris Inc.[a]	36,433	441,204
Entropic Communications Inc.[a]	23,556	96,344
Exar Corp.[a]	9,951	118,914
Fairchild Semiconductor International Inc.[a]	33,882	467,233
First Solar Inc.[a,b]	17,926	1,251,056
FormFactor Inc.[a]	13,093	83,664
Freescale Semiconductor Ltd.[a]	18,050	440,601
GSI Technology Inc.[a,b]	5,200	35,932
GT Advanced Technologies Inc.[a,b]	35,945	612,862
Hittite Microwave Corp.	8,331	525,186
Inphi Corp.[a,b]	6,178	99,404
Integrated Device Technology Inc.[a]	34,271	419,134
Integrated Silicon Solution Inc.[a]	7,266	112,986
Intel Corp.	1,317,538	34,005,656
Intermolecular Inc.[a]	3,744	10,483
International Rectifier Corp.[a,b]	18,403	504,242
Intersil Corp. Class A	33,769	436,296
IXYS Corp.	6,655	75,534
KLA-Tencor Corp.	43,864	3,032,757
Kopin Corp.[a,b]	17,827	67,386
Lam Research Corp.[a]	43,011	2,365,605
Lattice Semiconductor Corp.[a,b]	31,073	243,612
Linear Technology Corp.	61,487	2,993,802
LSI Corp.	145,434	1,609,954
LTX-Credence Corp.[a]	12,864	114,618
M/A-COM Technology Solutions Holdings Inc.[a,b]	1,679	34,503
Marvell Technology Group Ltd.	104,362	1,643,702
Maxim Integrated Products Inc.	77,042	2,551,631
MaxLinear Inc. Class Aa	5,921	56,131
Micrel Inc.	12,860	142,489
Microchip Technology Inc.	51,857	2,476,690
Micron Technology Inc.[a]	272,384	6,444,605
Microsemi Corp.[a,b]	23,879	597,691
MKS Instruments Inc.	13,941	416,697
Monolithic Power Systems Inc.[a]	9,748	377,930
MoSys Inc.[a,b]	9,554	43,375
Nanometrics Inc.[a]	6,192	111,270
NeoPhotonics Corp.[a]	5,187	41,133
NVE Corp.[a]	1,207	68,847
NVIDIA Corp.	152,513	2,731,508
OmniVision Technologies Inc.[a,b]	13,792	244,118
ON Semiconductor Corp.[a]	120,896	1,136,422
PDF Solutions Inc.[a]	6,523	118,523
Peregrine Semiconductor Corp.[a,b]	6,988	42,277

22

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Pericom Semiconductor Corp.[a]	6,077	$47,583
Photronics Inc.[a,b]	15,861	135,294
PLX Technology Inc.[a]	9,766	59,084
PMC-Sierra Inc.[a,b]	55,295	420,795
Power Integrations Inc.	7,580	498,612
Rambus Inc.[a,b]	29,360	315,620
RF Micro Devices Inc.[a]	73,897	582,308
Rubicon Technology Inc.[a]	4,617	52,126
Rudolph Technologies Inc.[a]	8,680	99,039
Semtech Corp.[a,b]	17,446	442,082
Sigma Designs Inc.[a]	8,845	42,102
Silicon Image Inc.[a]	22,064	152,242
Silicon Laboratories Inc.[a,b]	11,295	590,164
Skyworks Solutions Inc.[a]	50,393	1,890,745
Spansion Inc. Class Aa,b	12,787	222,750
SunEdison Inc.[a]	70,338	1,325,168
SunPower Corp.[a,b]	10,578	341,246
Supertex Inc.[a]	2,737	90,266
Synaptics Inc.[a,b]	8,928	535,859
Teradyne Inc.[a]	49,493	984,416
Tessera Technologies Inc.	13,781	325,645
Texas Instruments Inc.	293,114	13,820,325
TriQuint Semiconductor Inc.[a]	44,672	598,158
Ultra Clean Holdings Inc.[a]	6,581	86,540
Ultratech Inc.[a]	6,948	202,812
Veeco Instruments Inc.[a,b]	10,232	429,028
Xilinx Inc.	69,705	3,782,890

		127,113,922
SOFTWARE — 3.80%
Accelrys Inc.[a]	14,754	183,835
ACI Worldwide Inc.[a,b]	10,593	627,000
Activision Blizzard Inc.	70,557	1,442,185
Actuate Corp.[a]	13,061	78,627
Adobe Systems Inc.[a]	132,795	8,729,943
Advent Software Inc.	8,291	243,424
American Software Inc. Class A	6,274	63,807
ANSYS Inc.[a]	24,551	1,890,918
Aspen Technology Inc.[a]	24,791	1,050,147
Autodesk Inc.[a]	59,382	2,920,407
AVG Technologies[a,b]	6,296	131,964
Barracuda Networks Inc.[a,b]	2,058	69,848
Blackbaud Inc.	11,954	374,160
Bottomline Technologies Inc.[a,b]	9,521	334,663
BroadSoft Inc.[a,b]	7,235	193,392
CA Inc.	86,807	2,688,413
Cadence Design Systems Inc.[a]	75,058	1,166,401
Callidus Software Inc.[a,b]	9,183	114,971
Citrix Systems Inc.[a]	49,611	2,849,160
CommVault Systems Inc.[a,b]	12,259	796,222
Compuware Corp.	58,014	609,147
Comverse Inc.[a,b]	5,748	198,766
Concur Technologies Inc.[a,b]	12,273	1,215,886
Cyan Inc.[a,b]	2,104	8,984
Digimarc Corp.	1,903	59,754
Ebix Inc.[b]	7,638	130,381
Electronic Arts Inc.[a]	79,637	2,310,269
Ellie Mae Inc.[a,b]	6,702	193,286
EPIQ Systems Inc.	8,542	116,427
ePlus Inc.[a]	1,087	60,611
FactSet Research Systems Inc.[b]	11,662	1,257,280
Fair Isaac Corp.	9,137	505,459
FireEye Inc.[a]	4,639	285,623
FleetMatics Group PLC[a]	4,290	143,500

Security	Shares	Value

Fortinet Inc.[a]	35,059	$772,350
Gigamon Inc.[a]	2,045	62,148
Glu Mobile Inc.[a,b]	14,447	68,479
Guidance Software Inc.[a,b]	3,968	43,886
Guidewire Software Inc.[a,b]	12,923	633,873
Imperva Inc.[a,b]	5,305	295,488
Infoblox Inc.[a,b]	15,194	304,792
Informatica Corp.[a]	28,794	1,087,837
Interactive Intelligence Group Inc.[a,b]	3,966	287,535
Intuit Inc.	78,538	6,104,759
Jive Software Inc.[a,b]	10,516	84,233
Manhattan Associates Inc.[a]	20,124	704,944
Mavenir Systems Inc.[a]	154	2,757
Mentor Graphics Corp.	24,684	543,542
MICROS Systems Inc.[a,b]	20,753	1,098,456
Microsoft Corp.	2,210,362	90,602,738
MicroStrategy Inc. Class Aa,b	2,257	260,435
Mitek Systems Inc.[a,b]	5,887	22,783
Model N Inc.[a]	2,131	21,544
Monotype Imaging Holdings Inc.	9,847	296,789
NetScout Systems Inc.[a,b]	9,748	366,330
NetSuite Inc.[a]	9,122	865,039
Nuance Communications Inc.[a,b]	69,184	1,187,889
Oracle Corp.	889,549	36,391,450
Pegasystems Inc.	4,623	163,284
Progress Software Corp.[a]	14,615	318,607
Proofpoint Inc.[a]	5,789	214,656
PROS Holdings Inc.[a,b]	5,812	183,136
PTC Inc.[a]	31,806	1,126,887
QAD Inc. Class A	1,730	35,344
QLIK Technologies Inc.[a,b]	22,688	603,274
Qualys Inc.[a,b]	4,166	105,941
Rally Software Development Corp.[a]	1,841	24,633
RealPage Inc.[a,b]	12,274	222,896
Red Hat Inc.[a]	50,202	2,659,702
Rosetta Stone Inc.[a]	2,870	32,201
Rovi Corp.[a]	27,403	624,240
Salesforce.com Inc.[a]	156,212	8,918,143
Sapiens International Corp.[a]	3,725	30,210
SeaChange International Inc.[a,b]	7,652	79,887
ServiceNow Inc.[a,b]	22,238	1,332,501
Silver Spring Networks Inc.[a,b]	1,607	27,930
SolarWinds Inc.[a]	17,379	740,867
Solera Holdings Inc.	18,015	1,141,070
Splunk Inc.[a]	29,910	2,138,266
SS&C Technologies Holdings Inc.[a,b]	15,456	618,549
Symantec Corp.	184,323	3,680,930
Synchronoss Technologies Inc.[a,b]	7,272	249,357
Synopsys Inc.[a]	40,873	1,569,932
Tableau Software Inc. Class Aa	2,541	193,319
Take-Two Interactive Software Inc.[a]	20,749	455,026
Tangoe Inc.[a,b]	7,913	147,103
TeleCommunication Systems Inc.[a]	12,615	29,014
TeleNav Inc.[a,b]	4,235	25,241
TIBCO Software Inc.[a]	43,776	889,528
TiVo Inc.[a]	33,006	436,669
Tyler Technologies Inc.[a]	8,980	751,446
Ultimate Software Group Inc. (The)[a,b]	7,278	997,086
Varonis Systems Inc.[a]	2,186	78,171
Vasco Data Security International Inc.[a,b]	7,566	57,048
Verint Systems Inc.[a]	13,934	653,923
VirnetX Holding Corp.[a,b]	11,088	157,228
VMware Inc. Class Aa,b	22,641	2,445,681
Vringo Inc.[a,b]	17,749	61,589
Workday Inc. Class Aa	10,718	979,947

23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Zynga Inc. Class Aa	172,255	$740,696

		211,096,094
SPECIALTY RETAIL — 2.34%
Aaron’s Inc.	20,108	608,066
Abercrombie & Fitch Co. Class Ab	20,839	802,302
Advance Auto Parts Inc.	19,189	2,427,409
Aeropostale Inc.[a,b]	21,604	108,452
America’s Car-Mart Inc.[a,b]	2,096	76,965
American Eagle Outfitters Inc.	50,584	619,148
ANN INC.[a,b]	12,954	537,332
Asbury Automotive Group Inc.[a,b]	8,216	454,427
Ascena Retail Group Inc.[a]	32,769	566,248
AutoNation Inc.[a]	13,487	717,913
AutoZone Inc.[a]	8,828	4,741,519
Barnes & Noble Inc.[a]	10,711	223,860
bebe stores inc.	9,977	61,059
Bed Bath & Beyond Inc.[a]	57,801	3,976,709
Best Buy Co. Inc.	71,752	1,894,970
Big 5 Sporting Goods Corp.	4,326	69,432
Body Central Corp.[a]	4,259	4,557
Brown Shoe Co. Inc.	11,530	306,006
Buckle Inc. (The)[b]	7,291	333,928
Cabela’s Inc.[a]	12,618	826,605
CarMax Inc.[a,b]	59,421	2,780,903
Cato Corp. (The) Class A	7,274	196,689
Chico’s FAS Inc.	42,955	688,569
Children’s Place Retail Stores Inc. (The)	6,352	316,393
Christopher & Banks Corp.[a,b]	9,638	63,707
Citi Trends Inc.[a]	3,904	63,596
Conn’s Inc.[a,b]	5,939	230,730
Container Store Group Inc. (The)[a,b]	3,818	129,621
CST Brands Inc.	16,416	512,836
Destination Maternity Corp.	3,616	99,078
Destination XL Group Inc.[a,b]	10,947	61,741
Dick’s Sporting Goods Inc.	25,911	1,415,000
DSW Inc. Class A	18,884	677,180
Express Inc.[a]	22,446	356,442
Finish Line Inc. (The) Class A	13,523	366,338
Five Below Inc.[a,b]	8,700	369,576
Foot Locker Inc.	39,589	1,859,891
Francesca’s Holdings Corp.[a,b]	11,672	211,730
GameStop Corp. Class Ab	31,474	1,293,581
Gap Inc. (The)	73,914	2,960,995
Genesco Inc.[a]	6,557	488,955
GNC Holdings Inc. Class A	25,990	1,144,080
Group 1 Automotive Inc.	5,676	372,686
Guess? Inc.	15,717	433,789
Haverty Furniture Companies Inc.	4,932	146,480
hhgregg Inc.[a,b]	4,116	39,555
Hibbett Sports Inc.[a,b]	6,983	369,261
Home Depot Inc. (The)	387,272	30,644,833
Jos. A. Bank Clothiers Inc.[a]	7,284	468,361
Kirkland’s Inc.[a]	3,323	61,442
L Brands Inc.	63,499	3,604,838
Lithia Motors Inc. Class A	5,757	382,610
Lowe’s Companies Inc.	272,634	13,331,803
Lumber Liquidators Holdings Inc.[a]	7,245	679,581
MarineMax Inc.[a]	5,326	80,902
Mattress Firm Holding Corp.[a,b]	3,698	176,875
Men’s Wearhouse Inc. (The)	12,168	595,989
Monro Muffler Brake Inc.[b]	8,161	464,198
Murphy USA Inc.[a]	12,647	513,342
New York & Co. Inc.[a,b]	7,050	30,950

Security	Shares	Value

O’Reilly Automotive Inc.[a]	29,278	$4,344,562
Office Depot Inc.[a,b]	127,339	525,910
Outerwall Inc.[a,b]	6,438	466,755
Pacific Sunwear of California Inc.[a]	12,184	36,186
Penske Automotive Group Inc.	11,189	478,442
Pep Boys - Manny, Moe & Jack (The)[a]	14,011	178,220
PetSmart Inc.	27,471	1,892,477
Pier 1 Imports Inc.	25,733	485,839
RadioShack Corp.[a,b]	26,373	55,911
Rent-A-Center Inc.	15,014	399,372
Restoration Hardware Holdings Inc.[a,b]	4,706	346,315
Ross Stores Inc.	58,189	4,163,423
Sally Beauty Holdings Inc.[a]	44,890	1,229,986
Sears Hometown and Outlet Stores Inc.[a]	2,078	49,145
Select Comfort Corp.[a,b]	15,007	271,327
Shoe Carnival Inc.	3,822	88,059
Signet Jewelers Ltd.	21,439	2,269,533
Sonic Automotive Inc. Class A	10,713	240,828
Stage Stores Inc.	8,088	197,752
Staples Inc.	175,640	1,991,758
Stein Mart Inc.	7,111	99,625
Systemax Inc.[a]	3,092	46,102
Tiffany & Co.	29,574	2,547,800
Tile Shop Holdings Inc. (The)[a,b]	4,890	75,551
Tilly’s Inc. Class Aa	2,378	27,823
TJX Companies Inc. (The)	191,410	11,609,017
Tractor Supply Co.	36,937	2,608,860
Trans World Entertainment Corp.	2,818	10,229
Ulta Salon, Cosmetics & Fragrance Inc.[a]	16,823	1,639,906
Urban Outfitters Inc.[a]	28,348	1,033,852
Vitamin Shoppe Inc.[a,b]	7,824	371,796
West Marine Inc.[a]	3,849	43,763
Wet Seal Inc. Class Aa,b	23,619	31,177
Williams-Sonoma Inc.	25,841	1,722,044
Winmark Corp.	647	48,952
Zale Corp.[a,b]	8,624	180,328
Zumiez Inc.[a]	5,828	141,271

		129,991,929
TEXTILES, APPAREL & LUXURY GOODS — 0.86%
American Apparel Inc.[a,b]	15,289	7,660
Carter’s Inc.	14,669	1,139,048
Coach Inc.	74,345	3,691,973
Columbia Sportswear Co.	3,190	263,653
Crocs Inc.[a]	23,810	371,436
Culp Inc.	2,280	45,007
Deckers Outdoor Corp.[a]	9,097	725,304
Fossil Group Inc.[a]	13,019	1,518,146
G-III Apparel Group Ltd.[a,b]	4,362	312,232
Hanesbrands Inc.	25,925	1,982,744
Iconix Brand Group Inc.[a,b]	13,337	523,744
Jones Group Inc. (The)	21,662	324,280
Kate Spade & Co.[a,b]	31,466	1,167,074
Michael Kors Holdings Ltd.[a]	53,334	4,974,462
Movado Group Inc.	4,705	214,313
Nike Inc. Class B	188,219	13,901,855
Oxford Industries Inc.	3,755	293,641
Perry Ellis International Inc.[a]	3,129	42,992
PVH Corp.	21,478	2,679,810
Quiksilver Inc.[a,b]	34,563	259,568
R.G. Barry Corp.	2,392	45,161
Ralph Lauren Corp.	15,872	2,554,281
SKECHERS U.S.A. Inc. Class Aa,b	10,096	368,908
Steven Madden Ltd.[a,b]	15,697	564,778

24

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

Tumi Holdings Inc.[a,b]	12,689	$287,152
Under Armour Inc. Class Aa,b	22,121	2,535,951
Unifi Inc.[a]	3,673	84,736
Vera Bradley Inc.[a,b]	5,211	140,645
VF Corp.	92,616	5,731,078
Vince Holding Corp.[a]	3,049	80,372
Wolverine World Wide Inc.	28,021	800,000

		47,632,004
THRIFTS & MORTGAGE FINANCE — 0.25%
Astoria Financial Corp.	23,018	318,109
Banc of California Inc.	2,678	32,859
Bank Mutual Corp.	11,948	75,750
BankFinancial Corp.	5,549	55,379
BBX Capital Corp.[a]	1,916	37,266
Beneficial Mutual Bancorp Inc.[a,b]	8,687	114,582
Berkshire Hills Bancorp Inc.	6,541	169,281
BofI Holding Inc.[a,b]	2,983	255,792
Brookline Bancorp Inc.	18,620	175,400
Capitol Federal Financial Inc.	39,435	494,909
Charter Financial Corp.	6,013	65,001
Clifton Savings Bancorp Inc.	2,186	25,620
Dime Community Bancshares Inc.	8,269	140,408
Doral Financial Corp.[a]	1,622	14,079
ESB Financial Corp.	3,270	42,739
ESSA Bancorp Inc.	2,318	25,197
Essent Group Ltd.[a]	6,012	135,030
EverBank Financial Corp.	21,345	421,137
Federal Agricultural Mortgage Corp. Class C NVS	2,734	90,905
First Defiance Financial Corp.	2,595	70,376
First Federal Bancshares of Arkansas Inc.[a,b]	959	8,794
First Financial Northwest Inc.	4,223	42,863
Flagstar Bancorp Inc.[a]	5,223	116,055
Fox Chase Bancorp Inc.	3,194	53,819
Franklin Financial Corp.[a]	3,847	75,247
Hingham Institution for Savings	290	22,765
Home Bancorp Inc.[a]	1,849	38,811
Home Loan Servicing Solutions Ltd.[b]	19,996	431,914
HomeStreet Inc.	5,392	105,414
Hudson City Bancorp Inc.	140,505	1,381,164
Kearny Financial Corp.[a]	4,024	59,475
Meridian Interstate Bancorp Inc.[a,b]	2,239	57,251
Meta Financial Group Inc.	1,410	63,239
MGIC Investment Corp.[a]	83,822	714,163
NASB Financial Inc.[b]	1,103	27,796
Nationstar Mortgage Holdings Inc.[a,b]	5,598	181,711
New York Community Bancorp Inc.	116,730	1,875,851
Northfield Bancorp Inc	15,445	198,623
Northwest Bancshares Inc.	25,821	376,987
OceanFirst Financial Corp.	3,835	67,841
Ocwen Financial Corp.[a,b]	27,451	1,075,530
Oritani Financial Corp.	12,001	189,736
PennyMac Financial Services Inc. Class Aa,c	3,152	52,449
People’s United Financial Inc.	81,954	1,218,656
Provident Financial Holdings Inc.	2,657	40,971
Provident Financial Services Inc.	15,966	293,295
Radian Group Inc.	45,918	690,148
Rockville Financial Inc.	7,622	103,583
Territorial Bancorp Inc.	2,922	63,115
TFS Financial Corp.[a]	21,592	268,389
Tree.com Inc.[a]	1,678	52,085
TrustCo Bank Corp. NY	24,766	174,353
United Community Financial Corp.[a]	10,521	41,242

Security	Shares	Value

United Financial Bancorp Inc.	5,779	$106,276
Walker & Dunlop Inc.[a]	6,910	112,978
Washington Federal Inc.	28,374	661,114
Waterstone Financial Inc.[a]	2,191	22,764
Westfield Financial Inc.	6,298	46,920
WSFS Financial Corp.	2,017	144,074

		14,017,280
TOBACCO — 1.19%
Alliance One International Inc.[a]	23,871	69,703
Altria Group Inc.	531,216	19,883,415
Lorillard Inc.	99,964	5,406,053
Philip Morris International Inc.	433,436	35,485,405
Reynolds American Inc.	83,377	4,454,000
Universal Corp.	6,062	338,805
Vector Group Ltd.	16,068	346,105

		65,983,486
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Aceto Corp.	7,249	145,632
Air Lease Corp.	18,163	677,298
Aircastle Ltd.[b]	18,087	350,526
Applied Industrial Technologies Inc.	11,133	537,056
Beacon Roofing Supply Inc.[a]	12,495	483,057
BlueLinx Holdings Inc.[a]	8,899	11,569
CAI International Inc.[a]	4,583	113,063
DXP Enterprises Inc.[a]	2,263	214,827
Fastenal Co.	78,311	3,862,298
GATX Corp.	12,481	847,210
H&E Equipment Services Inc.[a]	7,677	310,535
HD Supply Holdings Inc.[a]	16,210	423,891
Houston Wire & Cable Co.	4,669	61,304
Kaman Corp.	7,044	286,550
MRC Global Inc.[a]	21,951	591,799
MSC Industrial Direct Co. Inc. Class A	12,545	1,085,393
Rush Enterprises Inc. Class Aa,b	8,841	287,156
Stock Building Supply Holdings Inc.[a,b]	1,254	25,481
TAL International Group Inc.	8,951	383,729
Textainer Group Holdings Ltd.[b]	5,666	216,838
Titan Machinery Inc.[a,b]	4,558	71,424
United Rentals Inc.[a]	25,083	2,381,380
W.W. Grainger Inc.	15,612	3,944,528
Watsco Inc.	6,809	680,287
WESCO International Inc.[a]	11,607	965,935

		18,958,766
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	10,895	239,799

		239,799
WATER UTILITIES — 0.08%
American States Water Co.	10,044	324,321
American Water Works Co. Inc.	47,148	2,140,519
Aqua America Inc.	46,207	1,158,409
Artesian Resources Corp. Class A	2,060	46,268
California Water Service Group	12,653	302,913
Connecticut Water Service Inc.	4,322	147,683
Consolidated Water Co. Ltd.	3,812	50,242
Middlesex Water Co.	4,045	88,262
Pure Cycle Corp.[a]	4,594	27,794
SJW Corp.	3,842	113,569

25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2014

Security	Shares	Value

York Water Co. (The)	3,579	$73,011

		4,472,991
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Boingo Wireless Inc.[a]	4,168	28,259
Leap Wireless International Inc./AT&T Inc.[b]	13,915	35,066
NII Holdings Inc.[a,b]	45,678	54,357
NTELOS Holdings Corp.	3,909	52,772
RingCentral Inc. Class Aa	3,414	61,793
SBA Communications Corp. Class Aa	33,754	3,070,264
Shenandoah Telecommunications Co.	6,164	199,036
Sprint Corp.[a]	225,590	2,073,172
T-Mobile US Inc.	50,544	1,669,468
Telephone & Data Systems Inc.	25,377	665,131
United States Cellular Corp.	3,680	150,917
USA Mobility Inc.	5,367	97,518

		8,157,753

TOTAL COMMON STOCKS (Cost: $4,426,016,356)		5,553,653,534

INVESTMENT COMPANIES — 0.00%

CAPITAL MARKETS — 0.00%
Firsthand Technology Value Fund Inc.[a]	2,234	47,696

		47,696

TOTAL INVESTMENT COMPANIES (Cost: $43,386)		47,696

RIGHTS — 0.00%

MEDIA — 0.00%
Central European Media Enterprises Ltd.[a,d]	325	—

		—

TOTAL RIGHTS (Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.27%

MONEY MARKET FUNDS — 3.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	168,536,467	168,536,467

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	8,780,849	$8,780,849
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	4,590,572	4,590,572

		181,907,888

TOTAL SHORT-TERM INVESTMENTS (Cost: $181,907,888)		181,907,888

TOTAL INVESTMENTS IN SECURITIES — 103.13% (Cost: $4,607,967,630)		5,735,609,118
Other Assets, Less Liabilities — (3.13)%		(173,915,931)

NET ASSETS — 100.00%		$5,561,693,187

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 3.71%
American Science and Engineering Inc.	76	$5,105
Astronics Corp.[a]	646	40,963
B/E Aerospace Inc.[a]	4,108	356,533
Boeing Co. (The)	33,664	4,224,495
Cubic Corp.	61	3,115
Erickson Air-Crane Inc.[a,b]	118	2,279
GenCorp Inc.[a,b]	2,196	40,121
HEICO Corp.	2,903	174,644
Hexcel Corp.[a]	4,457	194,058
Honeywell International Inc.	34,925	3,239,643
Huntington Ingalls Industries Inc.	2,229	227,938
Innovative Solutions and Support Inc.[a]	559	4,209
Keyw Holding Corp. (The)[a,b]	605	11,320
LMI Aerospace Inc.[a,b]	47	663
Lockheed Martin Corp.	11,510	1,878,892
Moog Inc. Class Aa	137	8,975
National Presto Industries Inc.	22	1,717
Precision Castparts Corp.	6,479	1,637,632
Rockwell Collins Inc.	5,374	428,147
Spirit AeroSystems Holdings Inc. Class Aa	690	19,451
Taser International Inc.[a]	2,125	38,866
Teledyne Technologies Inc.[a]	517	50,320
TransDigm Group Inc.	2,317	429,108
Triumph Group Inc.	466	30,094
United Technologies Corp.	38,221	4,465,742

		17,514,030
AIR FREIGHT & LOGISTICS — 0.86%
C.H. Robinson Worldwide Inc.	6,683	350,122
Echo Global Logistics Inc.[a]	684	12,531
Expeditors International of Washington Inc.	9,185	364,002
Forward Air Corp.	1,352	62,341
Hub Group Inc. Class Aa	1,591	63,624
Pacer International Inc.[a]	155	1,389
Park-Ohio Holdings Corp.[a,b]	369	20,719
United Parcel Service Inc. Class B	32,161	3,131,838
UTi Worldwide Inc.	2,876	30,457
XPO Logistics Inc.[a,b]	617	18,146

		4,055,169
AIRLINES — 0.49%
Alaska Air Group Inc.	2,885	269,199
Allegiant Travel Co.	683	76,448
American Airlines Group Inc.[a]	5,093	186,404
Copa Holdings SA Class A	1,479	214,736
Delta Air Lines Inc.	17,438	604,227
Republic Airways Holdings Inc.[a]	1,235	11,288
SkyWest Inc.	217	2,769
Southwest Airlines Co.	3,532	83,391
Spirit Airlines Inc.[a,b]	2,681	159,251
United Continental Holdings Inc.[a]	15,822	706,136

		2,313,849

Security	Shares	Value

AUTO COMPONENTS — 0.56%
Allison Transmission Holdings Inc.	210	$6,287
American Axle & Manufacturing Holdings Inc.[a]	2,074	38,410
BorgWarner Inc.	10,274	631,543
Cooper Tire & Rubber Co.	332	8,068
Dana Holding Corp.	734	17,080
Delphi Automotive PLC	13,925	944,950
Dorman Products Inc.[a]	1,132	66,856
Drew Industries Inc.	1,019	55,230
Fox Factory Holding Corp.[a]	215	4,064
Gentex Corp.	3,670	115,715
Gentherm Inc.[a]	1,537	53,365
Goodyear Tire & Rubber Co. (The)	10,923	285,418
Lear Corp.	367	30,725
Standard Motor Products Inc.	632	22,607
Stoneridge Inc.[a,b]	1,068	11,994
Tenneco Inc.[a]	2,704	157,021
Tower International Inc.[a]	293	7,975
Visteon Corp.[a]	2,212	195,629

		2,652,937
AUTOMOBILES — 0.54%
Ford Motor Co.	60,326	941,085
Harley-Davidson Inc.	9,964	663,702
Tesla Motors Inc.[a,b]	3,720	775,434
Thor Industries Inc.	1,963	119,861
Winnebago Industries Inc.[a]	1,248	34,183

		2,534,265
BEVERAGES — 3.18%
Boston Beer Co. Inc. (The) Class Aa	359	87,858
Brown-Forman Corp. Class B NVS	6,673	598,501
Coca-Cola Bottling Co. Consolidated	204	17,336
Coca-Cola Co. (The)	169,709	6,560,950
Coca-Cola Enterprises Inc.	11,476	548,094
Constellation Brands Inc. Class Aa	6,433	546,612
Craft Brew Alliance Inc.[a]	156	2,382
Dr Pepper Snapple Group Inc.	9,072	494,061
Monster Beverage Corp.[a]	5,966	414,339
National Beverage Corp.[a]	496	9,677
PepsiCo Inc.	68,614	5,729,269

		15,009,079
BIOTECHNOLOGY — 4.93%
ACADIA Pharmaceuticals Inc.[a,b]	3,249	79,048
Acceleron Pharma Inc.[a]	239	8,245
Achillion Pharmaceuticals Inc.[a,b]	4,293	14,124
Acorda Therapeutics Inc.[a]	1,824	69,148
Aegerion Pharmaceuticals Inc.[a,b]	1,285	59,264
Agios Pharmaceuticals Inc.[a]	260	10,179
Alexion Pharmaceuticals Inc.[a]	8,650	1,315,924
Alkermes PLC[a]	6,017	265,290
Alnylam Pharmaceuticals Inc.[a]	2,432	163,284
AMAG Pharmaceuticals Inc.[a,b]	959	18,557
Amgen Inc.	33,277	4,104,385
Amicus Therapeutics Inc.[a,b]	1,400	2,898
Anacor Pharmaceuticals Inc.[a]	996	19,930
Arena Pharmaceuticals Inc.[a,b]	8,270	52,101
ARIAD Pharmaceuticals Inc.[a,b]	8,211	66,181

27

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

ArQule Inc.[a]	2,571	$5,271
Array BioPharma Inc.[a]	5,802	27,269
Auspex Pharmaceuticals Inc.[a]	306	9,413
Biogen Idec Inc.[a]	10,538	3,223,258
BioMarin Pharmaceutical Inc.[a]	6,180	421,538
Biotime Inc.[a,b]	1,446	4,757
Bluebird Bio Inc.[a]	259	5,890
Cara Therapeutics Inc.[a]	405	7,537
Celgene Corp.[a]	18,522	2,585,671
Cell Therapeutics Inc.[a,b]	5,007	17,024
Celldex Therapeutics Inc.[a]	3,702	65,414
Cepheid Inc.[a,b]	2,940	151,645
Chelsea Therapeutics International Ltd.[a]	2,982	16,461
ChemoCentryx Inc.[a,b]	1,093	7,247
Chimerix Inc.[a]	377	8,611
Clovis Oncology Inc.[a]	795	55,070
Coronado Biosciences Inc.[a,b]	1,179	2,334
Cubist Pharmaceuticals Inc.[a]	2,870	209,940
Curis Inc.[a]	2,825	7,966
Cytokinetics Inc.[a]	880	8,360
Cytori Therapeutics Inc.[a,b]	2,169	5,856
Dendreon Corp.[a,b]	6,845	20,467
Dicerna Pharmaceuticals Inc.[a]	229	6,469
Durata Therapeutics Inc.[a,b]	620	8,345
Dyax Corp.[a]	6,181	55,505
Dynavax Technologies Corp.[a,b]	10,203	18,365
Emergent BioSolutions Inc.[a]	241	6,090
Enanta Pharmaceuticals Inc.[a,b]	162	6,478
Epizyme Inc.[a]	263	5,989
Exact Sciences Corp.[a,b]	3,145	44,565
Exelixis Inc.[a,b]	8,431	29,846
Fibrocell Science Inc.[a,b]	749	3,917
Five Prime Therapeutics Inc.[a]	346	6,802
Foundation Medicine Inc.[a,b]	256	8,287
Galena Biopharma Inc.[a,b]	5,253	13,132
Genomic Health Inc.[a,b]	739	19,465
Gilead Sciences Inc.[a]	67,681	4,795,876
GlycoMimetics Inc.[a]	456	7,446
GTx Inc.[a,b]	1,166	1,784
Halozyme Therapeutics Inc.[a]	4,245	53,911
Harvard Apparatus Regenerative Technology Inc.[a]	17	154
Hyperion Therapeutics Inc.[a,b]	373	9,623
Idenix Pharmaceuticals Inc.[a,b]	4,683	28,238
ImmunoGen Inc.[a,b]	2,954	44,103
Immunomedics Inc.[a,b]	2,864	12,057
Incyte Corp.[a]	4,550	243,516
Infinity Pharmaceuticals Inc.[a]	2,128	25,302
Insmed Inc.[a]	1,392	26,504
Insys Therapeutics Inc.[a]	338	13,983
Intercept Pharmaceuticals Inc.[a]	319	105,203
InterMune Inc.[a,b]	4,049	135,520
Intrexon Corp.[a,b]	437	11,489
Ironwood Pharmaceuticals Inc. Class Aa,b	4,691	57,793
Isis Pharmaceuticals Inc.[a,b]	4,993	215,748
KaloBios Pharmaceuticals Inc.[a]	390	1,057
Karyopharm Therapeutics Inc.[a,b]	292	9,020
Keryx Biopharmaceuticals Inc.[a,b]	3,812	64,956
Kindred Biosciences Inc.[a]	354	6,560
Kythera Biopharmaceuticals Inc.[a,b]	504	20,039
Lexicon Pharmaceuticals Inc.[a]	9,399	16,260
Ligand Pharmaceuticals Inc. Class Ba,b	767	51,588
MacroGenics Inc.[a]	213	5,928
MannKind Corp.[a,b]	6,269	25,201

Security	Shares	Value

Medivation Inc.[a]	3,284	$211,391
MEI Pharma Inc.[a]	427	4,753
Merrimack Pharmaceuticals Inc.[a,b]	4,040	20,362
MiMedx Group Inc.[a]	3,744	22,951
Momenta Pharmaceuticals Inc.[a]	1,755	20,446
Myriad Genetics Inc.[a,b]	3,258	111,391
Nanosphere Inc.[a]	1,867	4,014
Navidea Biopharmaceuticals Inc.[a,b]	4,289	7,935
Neurocrine Biosciences Inc.[a,b]	3,505	56,430
NewLink Genetics Corp.[a]	728	20,675
Novavax Inc.[a]	8,522	38,605
NPS Pharmaceuticals Inc.[a]	2,805	83,954
OncoGenex Pharmaceutical Inc.[a]	677	7,962
OncoMed Pharmaceuticals Inc.[a,b]	237	7,975
Onconova Therapeutics Inc.[a,b]	226	1,433
Ophthotech Corp.[a,b]	332	11,866
Opko Health Inc.[a,b]	8,390	78,195
Orexigen Therapeutics Inc.[a]	4,608	29,952
Osiris Therapeutics Inc.[a,b]	739	9,703
OvaScience Inc.[a,b]	399	3,567
PDL BioPharma Inc.	7,121	59,176
Peregrine Pharmaceuticals Inc.[a,b]	6,096	11,582
Pharmacyclics Inc.[a]	2,600	260,572
Portola Pharmaceuticals Inc.[a]	431	11,163
Progenics Pharmaceuticals Inc.[a]	2,907	11,890
PTC Therapeutics Inc.[a]	365	9,541
Puma Biotechnology Inc.[a,b]	1,047	109,035
Raptor Pharmaceutical Corp.[a,b]	2,566	25,660
Receptos Inc.[a,b]	365	15,308
Regeneron Pharmaceuticals Inc.[a]	3,563	1,069,898
Regulus Therapeutics Inc.[a,b]	397	3,581
Repligen Corp.[a,b]	1,292	16,615
Retrophin Inc.[a]	721	15,336
Sangamo BioSciences Inc.[a]	2,772	50,118
Sarepta Therapeutics Inc.[a,b]	1,667	40,058
Seattle Genetics Inc.[a]	4,427	201,694
SIGA Technologies Inc.[a,b]	1,534	4,755
Stemline Therapeutics Inc.[a,b]	407	8,287
Sunesis Pharmaceuticals Inc.[a,b]	1,181	7,806
Synageva BioPharma Corp.[a,b]	943	78,241
Synergy Pharmaceuticals Inc.[a,b]	3,097	16,445
Synta Pharmaceuticals Corp.[a,b]	2,231	9,616
TESARO Inc.[a]	595	17,541
Tetraphase Pharmaceuticals Inc.[a]	512	5,576
TG Therapeutics Inc.[a,b]	568	3,919
Theravance Inc.[a]	3,500	108,290
Threshold Pharmaceuticals Inc.[a]	2,082	9,910
Ultragenyx Pharmaceutical Inc.[a]	252	12,320
United Therapeutics Corp.[a]	2,068	194,454
Vanda Pharmaceuticals Inc.[a]	1,611	26,179
Verastem Inc.[a,b]	642	6,927
Vertex Pharmaceuticals Inc.[a]	10,284	727,284
Vical Inc.[a,b]	3,003	3,874
Xencor Inc.	624	7,320
XOMA Corp.[a]	3,258	16,974
ZIOPHARM Oncology Inc.[a]	3,040	13,923

		23,282,099
BUILDING PRODUCTS — 0.32%
A.O. Smith Corp.	1,472	67,741
AAON Inc.	1,255	34,977
Allegion PLC	3,153	164,492

28

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

American Woodmark Corp.[a]	442	$14,878
Apogee Enterprises Inc.	910	30,239
Armstrong World Industries Inc.[a]	1,096	58,362
Builders FirstSource Inc.[a,b]	2,086	19,003
Continental Building Products Inc.[a]	395	7,442
Fortune Brands Home & Security Inc.	6,448	271,332
Insteel Industries Inc.	751	14,772
Lennox International Inc.	2,240	203,638
Masco Corp.	15,865	352,362
NCI Building Systems Inc.[a]	773	13,497
Nortek Inc.[a,b]	359	29,513
Patrick Industries Inc.[a]	267	11,836
PGT Inc.[a]	1,475	16,977
Ply Gem Holdings Inc.[a]	628	7,932
Simpson Manufacturing Co. Inc.	190	6,713
Trex Co. Inc.[a]	764	55,894
USG Corp.[a]	3,379	110,561

		1,492,161
CAPITAL MARKETS — 1.12%
Affiliated Managers Group Inc.[a]	2,335	467,117
Ameriprise Financial Inc.	2,698	296,969
Artisan Partners Asset Management Inc.	236	15,163
BGC Partners Inc. Class A	5,648	36,938
BlackRock Inc.[c]	2,049	644,369
Charles Schwab Corp. (The)	6,638	181,417
Cohen & Steers Inc.	853	33,992
Diamond Hill Investment Group Inc.	114	14,984
Eaton Vance Corp. NVS	5,336	203,622
Evercore Partners Inc. Class A	1,406	77,681
Federated Investors Inc. Class B	3,040	92,842
Financial Engines Inc.	2,174	110,396
Franklin Resources Inc.	18,290	990,952
FXCM Inc. Class A	1,626	24,016
GAMCO Investors Inc. Class A	299	23,217
Greenhill & Co. Inc.	1,253	65,131
HFF Inc. Class A	1,289	43,323
ICG Group Inc.[a]	114	2,328
INTL FCStone Inc.[a]	197	3,706
KCG Holdings Inc. Class Aa	1,372	16,368
Ladenburg Thalmann Financial Services Inc.[a,b]	4,730	14,285
Lazard Ltd. Class A	5,695	268,178
LPL Financial Holdings Inc.	1,843	96,831
Main Street Capital Corp.	91	2,990
Pzena Investment Management Inc. Class A	387	4,555
SEI Investments Co.	6,062	203,744
T. Rowe Price Group Inc.	11,469	944,472
Virtus Investment Partners Inc.[a]	300	51,951
Waddell & Reed Financial Inc. Class A	3,820	281,228
Westwood Holdings Group Inc.	319	19,998
WisdomTree Investments Inc.[a,b]	4,466	58,594

		5,291,357
CHEMICALS — 3.64%
Advanced Emissions Solutions Inc.[a]	868	21,301
Airgas Inc.	2,912	310,157
Albemarle Corp.	1,374	91,261
American Vanguard Corp.	1,287	27,864
Arabian American Development Co.[a,b]	926	10,047
Balchem Corp.	1,366	71,196
Calgon Carbon Corp.[a]	2,240	48,899

Security	Shares	Value

Celanese Corp. Series A	7,098	$394,010
Chase Corp.	91	2,869
Chemtura Corp.[a]	4,370	110,517
Dow Chemical Co. (The)	7,044	342,268
E.I. du Pont de Nemours and Co.	40,859	2,741,639
Eastman Chemical Co.	6,830	588,814
Ecolab Inc.	11,616	1,254,412
Ferro Corp.[a]	3,220	43,985
Flotek Industries Inc.[a]	2,017	56,173
FMC Corp.	6,082	465,638
FutureFuel Corp.	233	4,730
H.B. Fuller Co.	2,174	104,961
Hawkins Inc.	428	15,725
Innophos Holdings Inc.	999	56,643
Innospec Inc.	988	44,687
International Flavors & Fragrances Inc.	3,623	346,612
KMG Chemicals Inc.	366	5,739
Koppers Holdings Inc.	957	39,457
Landec Corp.[a,b]	1,153	12,867
LSB Industries Inc.[a,b]	497	18,598
LyondellBasell Industries NV Class A	17,084	1,519,451
Monsanto Co.	23,701	2,696,463
NewMarket Corp.	421	164,518
Olin Corp.	2,289	63,199
OM Group Inc.	92	3,056
OMNOVA Solutions Inc.[a]	2,023	20,999
PolyOne Corp.	4,417	161,927
PPG Industries Inc.	5,771	1,116,458
Praxair Inc.	13,112	1,717,279
Quaker Chemical Corp.	166	13,086
Rockwood Holdings Inc.	2,325	172,980
RPM International Inc.	5,514	230,706
Scotts Miracle-Gro Co. (The) Class A	1,910	117,045
Sherwin-Williams Co. (The)	3,929	774,524
Sigma-Aldrich Corp.	5,050	471,569
Stepan Co.	500	32,280
Taminco Corp.[a]	623	13,089
Tredegar Corp.	402	9,250
Valspar Corp. (The)	3,754	270,739
W.R. Grace & Co.[a]	2,940	291,560
Westlake Chemical Corp.	1,560	103,241
Zep Inc.	420	7,434

		17,201,922
COMMERCIAL BANKS — 0.04%
Bank of the Ozarks Inc.	986	67,107
First Financial Bankshares Inc.	952	58,824
Home Bancshares Inc.	531	18,277
Investors Bancorp Inc.	253	6,993
Signature Bank[a]	204	25,621

		176,822
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Acorn Energy Inc.	831	2,817
Brink’s Co. (The)	1,512	43,168
Casella Waste Systems Inc. Class Aa,b	1,556	7,951
CECO Environmental Corp.	294	4,878
Cenveo Inc.[a,b]	1,207	3,669
Cintas Corp.	1,287	76,718
Clean Harbors Inc.[a]	2,691	147,440
Copart Inc.[a]	4,966	180,713

29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Deluxe Corp.	1,409	$73,930
EnerNOC Inc.[a]	526	11,719
G&K Services Inc. Class A	146	8,931
Healthcare Services Group Inc.	3,102	90,144
Heritage-Crystal Clean Inc.[a,b]	363	6,581
Herman Miller Inc.	2,606	83,731
HNI Corp.	1,854	67,782
InnerWorkings Inc.[a,b]	1,971	15,098
Interface Inc.	2,708	55,649
Iron Mountain Inc.	6,817	187,945
KAR Auction Services Inc.	1,262	38,302
Knoll Inc.	1,536	27,940
McGrath RentCorp	590	20,626
Mobile Mini Inc.	167	7,241
MSA Safety Inc.	1,256	71,592
Multi-Color Corp.	331	11,585
Performant Financial Corp.[a]	993	8,987
Pitney Bowes Inc.	3,887	101,023
R.R. Donnelley & Sons Co.	4,373	78,277
Rollins Inc.	2,830	85,579
SP Plus Corp.[a]	444	11,664
Steelcase Inc. Class A	414	6,877
Stericycle Inc.[a]	3,836	435,846
Team Inc.[a,b]	920	39,431
Tetra Tech Inc.[a]	222	6,569
UniFirst Corp.	360	39,578
US Ecology Inc.	955	35,450
Waste Connections Inc.	5,180	227,195
Waste Management Inc.	1,661	69,878
West Corp.	624	14,932

		2,407,436
COMMUNICATIONS EQUIPMENT — 1.77%
ADTRAN Inc.	1,713	41,814
Alliance Fiber Optic Products Inc.	512	7,409
Applied Optoelectronics Inc.[a]	281	6,932
ARRIS Group Inc.[a]	4,568	128,726
Aruba Networks Inc.[a]	5,165	96,844
CalAmp Corp.[a]	1,464	40,802
Calix Inc.[a,b]	1,541	12,991
Ciena Corp.[a,b]	3,223	73,291
CommScope Holding Co. Inc.[a]	1,039	25,642
F5 Networks Inc.[a]	3,004	320,316
Harris Corp.	848	62,040
Infinera Corp.[a,b]	4,616	41,913
InterDigital Inc.[b]	1,885	62,412
Ixia[a]	2,511	31,387
JDS Uniphase Corp.[a]	7,920	110,880
Juniper Networks Inc.[a]	4,164	107,265
KVH Industries Inc.[a]	585	7,699
Motorola Solutions Inc.	9,502	610,884
Oplink Communications Inc.[a]	74	1,329
Palo Alto Networks Inc.[a]	1,586	108,800
ParkerVision Inc.[a,b]	3,526	16,925
Plantronics Inc.	1,768	78,588
Procera Networks Inc.[a]	170	1,766
QUALCOMM Inc.	76,664	6,045,723
Riverbed Technology Inc.[a]	6,866	135,329
Ruckus Wireless Inc.[a]	1,935	23,530
ShoreTel Inc.[a]	322	2,769
Sonus Networks Inc.[a]	725	2,443
Ubiquiti Networks Inc.[a]	535	24,326

Security	Shares	Value

ViaSat Inc.[a]	1,733	$119,646

		8,350,421
COMPUTERS & PERIPHERALS — 4.21%
3D Systems Corp.[a,b]	4,472	264,519
Apple Inc.	31,527	16,921,802
Cray Inc.[a,b]	902	33,663
Electronics For Imaging Inc.[a]	1,108	47,988
EMC Corp.	46,481	1,274,044
Fusion-io Inc.[a]	2,370	24,932
Immersion Corp.[a]	1,159	12,227
NCR Corp.[a]	7,309	267,144
NetApp Inc.	15,086	556,673
Nimble Storage Inc.[a]	194	7,351
SanDisk Corp.	4,558	370,064
Silicon Graphics International Corp.[a,b]	1,504	18,469
Stratasys Ltd.[a]	864	91,662

		19,890,538
CONSTRUCTION & ENGINEERING — 0.22%
AECOM Technology Corp.[a]	440	14,155
Aegion Corp.[a]	258	6,530
Chicago Bridge & Iron Co. NV	4,471	389,648
Comfort Systems USA Inc.	512	7,803
Dycom Industries Inc.[a]	545	17,227
Fluor Corp.	4,337	337,115
Furmanite Corp.[a]	1,036	10,173
Great Lakes Dredge & Dock Corp.[a]	310	2,830
MasTec Inc.[a,b]	2,615	113,595
Pike Corp.[a]	626	6,736
Primoris Services Corp.	1,568	47,009
Quanta Services Inc.[a]	1,951	71,992
Sterling Construction Co. Inc.[a]	4	35

		1,024,848
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	2,201	195,141
Headwaters Inc.[a]	3,402	44,940
Martin Marietta Materials Inc.	2,048	262,861
Texas Industries Inc.[a,b]	902	80,837
United States Lime & Minerals Inc.	76	4,279
US Concrete Inc.[a,b]	598	14,053

		602,111
CONSUMER FINANCE — 0.88%
American Express Co.	42,041	3,784,951
Consumer Portfolio Services Inc.[a]	430	2,941
Credit Acceptance Corp.[a]	316	44,919
Encore Capital Group Inc.[a,b]	833	38,068
First Cash Financial Services Inc.[a]	1,325	66,859
JGWPT Holdings Inc. Class Aa	72	1,315
Portfolio Recovery Associates Inc.[a]	2,253	130,359
Regional Management Corp.[a]	44	1,085
Santander Consumer USA Holdings Inc.[a]	2,808	67,617
Springleaf Holdings Inc.[a]	463	11,644
World Acceptance Corp.[a,b]	358	26,879

		4,176,637

30

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 0.45%
AEP Industries Inc.[a]	209	$7,754
AptarGroup Inc.	2,079	137,422
Avery Dennison Corp.	1,403	71,090
Ball Corp.	6,240	342,014
Bemis Co. Inc.	2,008	78,794
Berry Plastics Group Inc.[a]	2,461	56,972
Crown Holdings Inc.[a]	5,455	244,057
Graphic Packaging Holding Co.[a]	8,586	87,234
Greif Inc. Class A	279	14,645
Myers Industries Inc.	167	3,326
Owens-Illinois Inc.[a]	4,300	145,469
Packaging Corp. of America	4,334	304,983
Rock-Tenn Co. Class A	2,303	243,128
Sealed Air Corp.	8,706	286,166
Silgan Holdings Inc.	1,959	97,010

		2,120,064
DISTRIBUTORS — 0.22%
Core-Mark Holding Co. Inc.	71	5,155
Genuine Parts Co.	6,510	565,393
LKQ Corp.[a]	13,275	349,796
Pool Corp.	2,071	126,994

		1,047,338
DIVERSIFIED CONSUMER SERVICES — 0.23%
American Public Education Inc.[a]	848	29,748
Ascent Media Corp. Class Aa	82	6,195
Bright Horizons Family Solutions Inc.[a,b]	527	20,611
Capella Education Co.	491	31,007
Carriage Services Inc.	698	12,731
Education Management Corp.[a,b]	1,074	5,230
Grand Canyon Education Inc.[a]	2,019	94,287
H&R Block Inc.	12,106	365,480
Hillenbrand Inc.	2,333	75,426
Houghton Mifflin Harcourt Co.[a]	626	12,727
ITT Educational Services Inc.[a,b]	1,109	31,806
JTH Holding Inc. Class Aa	185	5,132
K12 Inc.[a,b]	1,234	27,950
LifeLock Inc.[a]	2,698	46,163
Lincoln Educational Services Corp.	326	1,229
Matthews International Corp. Class A	483	19,711
Service Corp. International	7,349	146,098
Sotheby’s	3,036	132,218
Steiner Leisure Ltd.[a]	205	9,481
Strayer Education Inc.[a]	530	24,608
Weight Watchers International Inc.[b]	653	13,413

		1,111,251
DIVERSIFIED FINANCIAL SERVICES — 0.47%
CBOE Holdings Inc.	3,880	219,608
IntercontinentalExchange Group Inc.	3,235	639,980
Leucadia National Corp.	1,775	49,700
MarketAxess Holdings Inc.	1,687	99,904
McGraw Hill Financial Inc.	5,752	438,878
Moody’s Corp.	8,645	685,721
MSCI Inc. Class Aa	2,249	96,752

		2,230,543

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
8x8 Inc.[a]	3,884	$41,986
Atlantic Tele-Network Inc.	417	27,489
Cbeyond Inc.[a]	78	566
Cincinnati Bell Inc.[a]	3,315	11,470
Cogent Communications Group Inc.	2,129	75,643
Consolidated Communications Holdings Inc.	1,783	35,678
Fairpoint Communications Inc.[a,b]	829	11,274
General Communication Inc. Class Aa	1,127	12,859
Hickory Tech Corp.	603	7,712
IDT Corp. Class B	574	9,563
inContact Inc.[a]	1,918	18,413
Inteliquent Inc.	570	8,282
Intelsat SAa,b	61	1,142
Level 3 Communications Inc.[a]	2,601	101,803
Lumos Networks Corp.	668	8,931
magicJack VocalTec Ltd.[a,b]	485	10,297
Premiere Global Services Inc.[a]	539	6,500
Straight Path Communications Inc. Class Ba	287	2,112
Towerstream Corp.[a]	2,203	5,177
tw telecom inc.[a,b]	6,218	194,375
Verizon Communications Inc.	183,114	8,710,733
Windstream Holdings Inc.	24,903	205,201

		9,507,206
ELECTRIC UTILITIES — 0.06%
ITC Holdings Corp.	6,953	259,695
UNS Energy Corp.	114	6,843

		266,538
ELECTRICAL EQUIPMENT — 0.99%
Acuity Brands Inc.	1,904	252,413
AMETEK Inc.	10,827	557,482
AZZ Inc.	1,176	52,544
Babcock & Wilcox Co. (The)	3,442	114,274
Capstone Turbine Corp.[a]	13,923	29,656
Emerson Electric Co.	23,835	1,592,178
Encore Wire Corp.	114	5,530
EnerSys Inc.	700	48,503
Enphase Energy Inc.[a,b]	394	2,900
Franklin Electric Co. Inc.	1,926	81,894
FuelCell Energy Inc.[a,b]	9,948	24,671
Generac Holdings Inc.	2,292	135,159
General Cable Corp.	138	3,534
Hubbell Inc. Class B	1,913	229,311
Polypore International Inc.[a,b]	1,972	67,462
Power Solutions International Inc.[a,b]	86	6,465
PowerSecure International Inc.[a,b]	843	19,760
Preformed Line Products Co.	10	686
Revolution Lighting Technologies Inc.[a,b]	1,237	3,897
Rockwell Automation Inc.	6,179	769,594
Roper Industries Inc.	4,402	587,711
Solarcity Corp.[a,b]	1,001	62,683
Thermon Group Holdings Inc.[a,b]	1,205	27,932

		4,676,239
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
Amphenol Corp. Class A	7,105	651,173
Anixter International Inc.	702	71,267

31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Badger Meter Inc.	671	$36,972
Belden Inc.	1,734	120,686
CDW Corp.	422	11,580
Cognex Corp.[a]	3,796	128,533
Coherent Inc.[a]	919	60,057
Daktronics Inc.	138	1,986
Dolby Laboratories Inc. Class Aa	800	35,600
DTS Inc.[a]	669	13,219
Electro Rent Corp.	432	7,599
FARO Technologies Inc.[a]	666	35,298
FEI Co.	1,856	191,205
FLIR Systems Inc.	4,397	158,292
InvenSense Inc.[a,b]	2,523	59,719
IPG Photonics Corp.[a,b]	1,472	104,630
Knowles Corporation[a]	2,807	88,617
Littelfuse Inc.	906	84,838
Maxwell Technologies Inc.[a,b]	1,268	16,383
Measurement Specialties Inc.[a]	615	41,728
Mesa Laboratories Inc.	121	10,920
Methode Electronics Inc.	924	28,330
MTS Systems Corp.	673	46,094
National Instruments Corp.	4,310	123,654
Neonode Inc.[a,b]	1,045	5,946
OSI Systems Inc.[a]	821	49,145
RealD Inc.[a]	1,309	14,621
Rofin-Sinar Technologies Inc.[a]	88	2,108
Rogers Corp.[a]	319	19,912
Trimble Navigation Ltd.[a]	11,372	442,030
Uni-Pixel Inc.[a,b]	449	3,439
Universal Display Corp.[a]	1,835	58,555
Zebra Technologies Corp. Class Aa	201	13,951

		2,738,087
ENERGY EQUIPMENT & SERVICES — 2.24%
Atwood Oceanics Inc.[a]	474	23,885
Baker Hughes Inc.	1,237	80,430
Cameron International Corp.[a]	6,172	381,244
CARBO Ceramics Inc.	382	52,712
Dresser-Rand Group Inc.[a]	3,386	197,776
Dril-Quip Inc.[a]	1,804	202,228
FMC Technologies Inc.[a]	10,545	551,398
Forum Energy Technologies Inc.[a]	874	27,076
Frank’s International NV	683	16,925
Geospace Technologies Corp.[a]	590	39,040
Halliburton Co.	37,580	2,213,086
Hornbeck Offshore Services Inc.[a]	86	3,596
ION Geophysical Corp.[a]	1,291	5,435
Matrix Service Co.[a]	184	6,216
Newpark Resources Inc.[a]	3,099	35,484
Nuverra Environmental Solutions Inc.[a,b]	40	812
Oceaneering International Inc.	4,810	345,647
PHI Inc.[a]	58	2,566
RigNet Inc.[a,b]	571	30,737
RPC Inc.	2,114	43,168
Schlumberger Ltd.	58,988	5,751,330
SEACOR Holdings Inc.[a]	75	6,481
Seadrill Ltd.	15,711	552,399
TGC Industries Inc.[a]	710	4,224

		10,573,895

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.38%
Casey’s General Stores Inc.	1,665	$112,537
Chefs’ Warehouse Inc. (The)[a]	733	15,686
Costco Wholesale Corp.	19,335	2,159,333
CVS Caremark Corp.	6,260	468,624
Fairway Group Holdings Corp.[a,b]	290	2,216
Fresh Market Inc. (The)[a,b]	1,826	61,354
Kroger Co. (The)	23,147	1,010,366
Natural Grocers by Vitamin Cottage Inc.[a,b]	394	17,202
Pantry Inc. (The)[a]	71	1,089
PriceSmart Inc.	840	84,781
Rite Aid Corp.[a]	19,704	123,544
Safeway Inc.	836	30,882
Sprouts Farmers Market Inc.[a]	636	22,915
SUPERVALU Inc.[a,b]	6,696	45,801
Susser Holdings Corp.[a,b]	802	50,101
Sysco Corp.	9,129	329,831
United Natural Foods Inc.[a]	2,180	154,606
Village Super Market Inc. Class A	183	4,831
Wal-Mart Stores Inc.	47,373	3,620,718
Walgreen Co.	31,695	2,092,821
Whole Foods Market Inc.	16,389	831,086

		11,240,324
FOOD PRODUCTS — 1.86%
Alico Inc.	59	2,224
Annie’s Inc.[a,b]	609	24,476
Archer-Daniels-Midland Co.	2,227	96,630
B&G Foods Inc. Class A	2,263	68,139
Boulder Brands Inc.[a]	2,505	44,138
Cal-Maine Foods Inc.	575	36,099
Calavo Growers Inc.	526	18,715
Campbell Soup Co.	5,139	230,638
ConAgra Foods Inc.	17,140	531,854
Darling International Inc.[a]	1,878	37,598
Farmer Bros. Co.[a]	148	2,916
Flowers Foods Inc.	7,488	160,618
General Mills Inc.	28,655	1,484,902
Hain Celestial Group Inc.[a]	1,707	156,139
Hershey Co. (The)	6,668	696,139
Hillshire Brands Co. (The)	5,471	203,849
Hormel Foods Corp.	5,961	293,698
Ingredion Inc.	420	28,594
Inventure Foods Inc.[a,b]	610	8,528
J&J Snack Foods Corp.	689	66,123
J.M. Smucker Co. (The)	625	60,775
Kellogg Co.	10,648	667,736
Keurig Green Mountain Inc.	6,640	701,118
Kraft Foods Group Inc.	26,326	1,476,889
Lancaster Colony Corp.	855	85,004
Lifeway Foods Inc.	204	2,999
Limoneira Co.	345	7,825
McCormick & Co. Inc. NVS	5,864	420,683
Mead Johnson Nutrition Co. Class A	8,943	743,521
Pilgrim’s Pride Corp.[a]	2,694	56,358
Pinnacle Foods Inc.	856	25,560
Sanderson Farms Inc.	1,010	79,275
Seaboard Corp.[a]	1	2,621
Snyders-Lance Inc.	319	8,993
Tootsie Roll Industries Inc.[b]	846	25,315
TreeHouse Foods Inc.[a]	1,051	75,661

32

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

WhiteWave Foods Co. Class Aa	6,161	$175,835

		8,808,185
GAS UTILITIES — 0.02%
ONE GAS Inc.[a]	2,153	77,357
Questar Corp.	1,004	23,875
South Jersey Industries Inc.	307	17,220

		118,452
HEALTH CARE EQUIPMENT & SUPPLIES — 1.95%
Abaxis Inc.[a]	1,000	38,880
ABIOMED Inc.[a,b]	1,642	42,758
Accuray Inc.[a,b]	3,299	31,670
Align Technology Inc.[a]	3,183	164,848
Analogic Corp.	244	20,035
Anika Therapeutics Inc.[a]	242	9,946
Antares Pharma Inc.[a,b]	4,456	15,596
ArthroCare Corp.[a]	1,054	50,792
AtriCure Inc.[a,b]	1,073	20,183
Atrion Corp.	72	22,042
Baxter International Inc.	24,015	1,767,024
Becton, Dickinson and Co.	8,635	1,010,986
Biolase Inc.[a,b]	1,311	3,159
C.R. Bard Inc.	3,578	529,472
Cantel Medical Corp.	1,470	49,568
Cardiovascular Systems Inc.[a]	1,184	37,639
Cerus Corp.[a,b]	3,322	15,946
Cooper Companies Inc. (The)	1,592	218,677
Cyberonics Inc.[a]	1,196	78,039
Cynosure Inc. Class Aa	364	10,665
DENTSPLY International Inc.	1,777	81,813
DexCom Inc.[a]	3,121	129,085
Edwards Lifesciences Corp.[a]	4,758	352,901
Endologix Inc.[a]	2,631	33,861
Exactech Inc.[a]	88	1,985
GenMark Diagnostics Inc.[a]	1,370	13,618
Globus Medical Inc. Class Aa	2,428	64,561
Haemonetics Corp.[a]	2,202	71,763
HeartWare International Inc.[a,b]	720	67,522
Hologic Inc.[a]	3,508	75,422
ICU Medical Inc.[a]	526	31,497
IDEXX Laboratories Inc.[a,b]	2,405	291,967
Insulet Corp.[a]	2,425	114,993
Integra LifeSciences Holdings Corp.[a]	514	23,639
Intuitive Surgical Inc.[a]	1,692	741,079
LDR Holding Corp.[a,b]	75	2,575
Masimo Corp.[a]	2,051	56,013
Medical Action Industries Inc.[a]	257	1,791
Meridian Bioscience Inc.	1,903	41,466
Natus Medical Inc.[a]	837	21,595
Neogen Corp.[a]	1,594	71,650
NuVasive Inc.[a]	514	19,743
NxStage Medical Inc.[a,b]	2,704	34,449
Oxford Immunotec Global PLC[a]	92	1,846
PhotoMedex Inc.[a,b]	196	3,103
Quidel Corp.[a,b]	1,268	34,616
ResMed Inc.[b]	6,334	283,066
Rockwell Medical Technologies Inc.[a,b]	73	924
Sirona Dental Systems Inc.[a]	2,442	182,344
Spectranetics Corp.[a,b]	1,873	56,771
St. Jude Medical Inc.	8,012	523,905

Security	Shares	Value

Staar Surgical Co.[a]	1,344	$25,267
Steris Corp.	2,621	125,153
Stryker Corp.	8,529	694,858
SurModics Inc.[a]	645	14,577
Tandem Diabetes Care Inc.[a]	302	6,671
TearLab Corp.[a,b]	1,136	7,679
Thoratec Corp.[a]	2,549	91,280
Unilife Corp.[a,b]	4,972	20,236
Utah Medical Products Inc.	153	8,848
Varian Medical Systems Inc.[a]	4,820	404,832
Vascular Solutions Inc.[a,b]	752	19,695
Volcano Corp.[a]	2,462	48,526
West Pharmaceutical Services Inc.	3,074	135,410
Zeltiq Aesthetics Inc.[a]	746	14,629
Zimmer Holdings Inc.	419	39,629

		9,226,778
HEALTH CARE PROVIDERS & SERVICES — 1.95%
Acadia Healthcare Co. Inc.[a]	1,575	71,064
Aetna Inc.	4,473	335,341
Air Methods Corp.[a]	1,776	94,892
Alliance HealthCare Services Inc.[a]	87	2,917
AmerisourceBergen Corp.	10,265	673,281
AMN Healthcare Services Inc.[a]	2,047	28,126
AmSurg Corp.[a]	344	16,196
Bio-Reference Laboratories Inc.[a,b]	1,154	31,943
BioScrip Inc.[a]	547	3,818
Brookdale Senior Living Inc.[a]	4,419	148,081
Capital Senior Living Corp.[a]	1,151	29,914
Catamaran Corp.[a]	9,154	409,733
Centene Corp.[a]	2,377	147,968
Chemed Corp.[b]	791	70,755
Chindex International Inc.[a]	116	2,213
Cigna Corp.	736	61,625
Community Health Systems Inc.[a]	1,127	44,145
CorVel Corp.[a]	552	27,468
DaVita HealthCare Partners Inc.[a]	8,220	565,947
Emeritus Corp.[a]	1,792	56,340
Ensign Group Inc. (The)	821	35,828
Envision Healthcare Holdings Inc.[a]	1,384	46,821
ExamWorks Group Inc.[a]	1,345	47,088
Express Scripts Holding Co.[a]	30,095	2,259,834
Gentiva Health Services Inc.[a]	1,392	12,695
Hanger Inc.[a]	667	22,465
HCA Holdings Inc.[a]	868	45,570
HealthSouth Corp.	3,246	116,629
Healthways Inc.[a]	997	17,089
Henry Schein Inc.[a]	3,874	462,439
IPC The Hospitalist Co. Inc.[a,b]	772	37,890
Laboratory Corp. of America Holdings[a]	3,912	384,198
Landauer Inc.	373	16,908
McKesson Corp.	10,050	1,774,528
MEDNAX Inc.[a,b]	2,894	179,370
Molina Healthcare Inc.[a,b]	1,260	47,326
MWI Veterinary Supply Inc.[a,b]	569	88,548
National Research Corp. Class Aa	17	282
Owens & Minor Inc.	597	20,913
Patterson Companies Inc.	3,479	145,283
Premier Inc.[a]	910	29,984
Providence Service Corp. (The)[a]	471	13,320
Quest Diagnostics Inc.	464	26,875
Skilled Healthcare Group Inc. Class Aa,b	830	4,374

33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Surgical Care Affiliates Inc.[a,b]	238	$7,318
Team Health Holdings Inc.[a]	3,054	136,666
Tenet Healthcare Corp.[a]	4,303	184,211
Triple-S Management Corp. Class Ba	59	952
U.S. Physical Therapy Inc.	524	18,115
Universal Health Services Inc. Class B	2,714	222,738

		9,228,024
HEALTH CARE TECHNOLOGY — 0.30%
athenahealth Inc.[a,b]	1,626	260,550
Cerner Corp.[a]	13,215	743,344
Computer Programs and Systems Inc.	517	33,398
HealthStream Inc.[a]	903	24,110
HMS Holdings Corp.[a]	3,970	75,628
MedAssets Inc.[a]	2,708	66,915
Medidata Solutions Inc.[a]	2,364	128,460
Merge Healthcare Inc.[a]	3,564	8,696
Omnicell Inc.[a]	868	24,842
Quality Systems Inc.	1,787	30,164
Veeva Systems Inc.[a,b]	428	11,428
Vocera Communications Inc.[a,b]	793	12,950

		1,420,485
HOTELS, RESTAURANTS & LEISURE — 3.32%
ARAMARK Holdings Corp.	1,632	47,197
Bally Technologies Inc.[a,b]	1,717	113,786
BJ’s Restaurants Inc.[a]	1,141	37,322
Bloomin’ Brands Inc.[a]	2,459	59,262
Bob Evans Farms Inc.	184	9,206
Boyd Gaming Corp.[a]	3,089	40,775
Bravo Brio Restaurant Group Inc.[a,b]	858	12,106
Brinker International Inc.	2,944	154,413
Buffalo Wild Wings Inc.[a]	857	127,607
Burger King Worldwide Inc.	4,462	118,466
Caesars Entertainment Corp.[a]	1,522	28,933
Cheesecake Factory Inc. (The)	2,371	112,931
Chipotle Mexican Grill Inc.[a]	1,374	780,501
Choice Hotels International Inc.	104	4,784
Churchill Downs Inc.	611	55,784
Chuy’s Holdings Inc.[a]	721	31,104
ClubCorp Holdings Inc.	429	8,108
Cracker Barrel Old Country Store Inc.	887	86,252
Darden Restaurants Inc.	3,769	191,314
Del Frisco’s Restaurant Group Inc.[a]	123	3,432
Denny’s Corp.[a,b]	2,680	17,232
Diamond Resorts International Inc.[a]	376	6,373
DineEquity Inc.	385	30,057
Diversified Restaurant Holdings Inc.[a,b]	477	2,385
Domino’s Pizza Inc.	2,501	192,502
Dunkin’ Brands Group Inc.	4,739	237,803
Einstein Noah Restaurant Group Inc.	228	3,753
Fiesta Restaurant Group Inc.[a]	997	45,453
Hilton Worldwide Holdings Inc.[a]	3,398	75,571
Ignite Restaurant Group Inc.[a,b]	309	4,348
International Game Technology	10,919	153,521
Interval Leisure Group Inc.	1,800	47,052
Intrawest Resorts Holdings Inc.[a]	521	6,794
Jack in the Box Inc.[a]	1,440	84,874
Jamba Inc.[a]	765	9,176
Krispy Kreme Doughnuts Inc.[a,b]	2,911	51,612
Las Vegas Sands Corp.	17,315	1,398,706

Security	Shares	Value

Life Time Fitness Inc.[a,b]	1,009	$48,533
Marriott International Inc. Class A	9,141	512,079
McDonald’s Corp.	44,484	4,360,766
Monarch Casino & Resort Inc.[a]	205	3,799
Morgans Hotel Group Co.[a]	337	2,709
Multimedia Games Holding Co. Inc.[a]	1,267	36,794
Nathan’s Famous Inc.[a]	125	6,124
Noodles & Co.[a,b]	210	8,289
Norwegian Cruise Line Holdings Ltd.[a]	1,127	36,368
Panera Bread Co. Class Aa	1,164	205,411
Papa John’s International Inc.	1,419	73,944
Pinnacle Entertainment Inc.[a]	2,403	56,951
Popeyes Louisiana Kitchen Inc.[a,b]	1,103	44,826
Potbelly Corp.[a,b]	289	5,164
Red Robin Gourmet Burgers Inc.[a]	551	39,496
Ruth’s Hospitality Group Inc.	1,633	19,743
Scientific Games Corp. Class Aa	1,588	21,803
SeaWorld Entertainment Inc.	1,355	40,962
Six Flags Entertainment Corp.	2,937	117,921
Sonic Corp.[a]	1,839	41,911
Starbucks Corp.	33,264	2,440,912
Starwood Hotels & Resorts Worldwide Inc.	3,676	292,610
Texas Roadhouse Inc.	2,716	70,833
Vail Resorts Inc.	1,596	111,241
Wyndham Worldwide Corp.	5,675	415,580
Wynn Resorts Ltd.	3,586	796,630
Yum! Brands Inc.	19,998	1,507,649

		15,709,543
HOUSEHOLD DURABLES — 0.41%
Beazer Homes USA Inc.[a]	626	12,570
Blyth Inc.[b]	481	5,161
Cavco Industries Inc.[a]	288	22,594
Ethan Allen Interiors Inc.	969	24,661
EveryWare Global Inc.[a]	435	1,984
Hovnanian Enterprises Inc. Class Aa,b	3,539	16,740
iRobot Corp.[a,b]	1,270	52,134
Jarden Corp.[a]	5,639	337,381
KB Home	3,714	63,101
La-Z-Boy Inc.	484	13,116
LGI Homes Inc.[a]	376	6,486
Libbey Inc.[a]	981	25,506
M.D.C. Holdings Inc.	351	9,926
M/I Homes Inc.[a]	303	6,793
Meritage Homes Corp.[a]	1,473	61,689
Newell Rubbermaid Inc.	7,426	222,038
NVR Inc.[a]	182	208,754
PulteGroup Inc.	17,227	330,586
Ryland Group Inc. (The)	2,050	81,857
Taylor Morrison Home Corp. Class Aa	1,242	29,187
Tempur Sealy International Inc.[a]	2,617	132,603
Tupperware Brands Corp.	2,351	196,920
Universal Electronics Inc.[a]	65	2,495
WCI Communities Inc.[a]	54	1,067
Whirlpool Corp.	246	36,767
William Lyon Homes Class Aa,b	612	16,897

		1,919,013
HOUSEHOLD PRODUCTS — 1.11%
Central Garden & Pet Co. Class Aa	272	2,249
Church & Dwight Co. Inc.	6,143	424,297

34

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Clorox Co. (The)	4,893	$430,633
Colgate-Palmolive Co.	41,409	2,686,202
Kimberly-Clark Corp.	14,254	1,571,504
Oil-Dri Corp. of America	54	1,865
Orchids Paper Products Co.	197	6,028
Spectrum Brands Holdings Inc.	941	74,998
WD-40 Co.	688	53,368

		5,251,144
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a]	1,732	36,216

		36,216
INDUSTRIAL CONGLOMERATES — 0.84%
3M Co.	25,927	3,517,257
Carlisle Companies Inc.	144	11,425
Danaher Corp.	5,402	405,150
Raven Industries Inc.	1,654	54,168

		3,988,000
INSURANCE — 0.92%
Allied World Assurance Co. Holdings Ltd.	509	52,524
Ambac Financial Group Inc.[a]	388	12,040
American Equity Investment Life Holding Co.	216	5,102
American Financial Group Inc.	470	27,124
AmTrust Financial Services Inc.[b]	1,112	41,822
Aon PLC	10,542	888,480
Arch Capital Group Ltd.[a]	373	21,462
Argo Group International Holdings Ltd.	404	18,544
Arthur J. Gallagher & Co.	5,613	267,066
Axis Capital Holdings Ltd.	1,227	56,258
Brown & Brown Inc.	2,400	73,824
Chubb Corp. (The)	1,651	147,434
Crawford & Co. Class B	432	4,713
eHealth Inc.[a]	859	43,637
Employers Holdings Inc.	961	19,441
Endurance Specialty Holdings Ltd.	653	35,151
Enstar Group Ltd.[a]	149	20,310
Erie Indemnity Co. Class A	1,104	77,015
Fidelity National Financial Inc. Class A	937	29,459
Greenlight Capital Re Ltd. Class Aa	364	11,939
Hallmark Financial Services Inc.[a]	28	233
Hanover Insurance Group Inc. (The)	560	34,406
HCI Group Inc.	422	15,361
Health Insurance Innovations Inc.[a,b]	205	2,120
Infinity Property and Casualty Corp.	252	17,043
Loews Corp.	1,092	48,103
Maiden Holdings Ltd.	288	3,594
Marsh & McLennan Companies Inc.	16,403	808,668
Meadowbrook Insurance Group Inc.	173	1,008
National Interstate Corp.	81	2,172
Progressive Corp. (The)	21,559	522,159
Prudential Financial Inc.	7,865	665,772
Third Point Reinsurance Ltd.[a]	307	4,866
Tower Group International Ltd.	191	516
Travelers Companies Inc. (The)	4,246	361,335
United Fire Group Inc.	76	2,307
Validus Holdings Ltd.	399	15,046

		4,358,054

Security	Shares	Value

INTERNET & CATALOG RETAIL — 2.24%
1-800-FLOWERS.COM Inc. Class Aa	888	$4,999
Amazon.com Inc.[a]	16,318	5,491,333
Blue Nile Inc.[a]	488	16,982
Expedia Inc.	4,738	343,505
Groupon Inc.[a]	18,664	146,326
HomeAway Inc.[a]	2,699	101,671
HSN Inc.	1,504	89,834
Liberty Interactive Corp. Series Aa	1,907	55,055
Liberty Ventures Series Aa	1,635	213,090
Netflix Inc.[a]	2,236	787,139
NutriSystem Inc.	1,322	19,923
Orbitz Worldwide Inc.[a]	1,075	8,428
Overstock.com Inc.[a]	514	10,126
PetMed Express Inc.	963	12,914
Priceline.com Inc.[a]	2,290	2,729,428
RetailMeNot Inc.[a]	306	9,792
Shutterfly Inc.[a,b]	1,688	72,044
TripAdvisor Inc.[a]	4,982	451,319
Valuevision Media Inc. Class Aa	1,521	7,392
Vitacost.com Inc.[a]	1,086	7,700
zulily Inc.[a,b]	338	16,964

		10,595,964
INTERNET SOFTWARE & SERVICES — 5.41%
Akamai Technologies Inc.[a]	7,900	459,859
Angie’s List Inc.[a,b]	1,061	12,923
Bazaarvoice Inc.[a,b]	1,186	8,658
Benefitfocus Inc.[a]	163	7,656
Blucora Inc.[a]	1,150	22,643
Brightcove Inc.[a]	1,250	12,288
Carbonite Inc.[a]	526	5,360
Care.com Inc.[a]	446	7,381
ChannelAdvisor Corp.[a]	266	10,039
Chegg Inc.[a,b]	63	441
comScore Inc.[a]	1,634	53,579
Constant Contact Inc.[a]	1,380	33,755
Conversant Inc.[a]	3,044	85,689
Cornerstone OnDemand Inc.[a]	1,795	85,927
CoStar Group Inc.[a,b]	1,262	235,666
Cvent Inc.[a,b]	210	7,592
Dealertrack Technologies Inc.[a]	1,751	86,132
Demandware Inc.[a]	818	52,401
Dice Holdings Inc.[a]	1,716	12,801
E2open Inc.[a,b]	656	15,462
eBay Inc.[a]	57,611	3,182,432
eGain Corp.[a]	581	4,102
Endurance International Group Holdings Inc.[a,b]	697	9,068
Envestnet Inc.[a,b]	983	39,497
Equinix Inc.[a,b]	2,194	405,539
Facebook Inc. Class Aa	75,594	4,553,783
Global Eagle Entertainment Inc.[a]	1,096	17,295
Gogo Inc.[a,b]	277	5,690
Google Inc. Class Aa	11,965	13,335,112
IAC/InterActiveCorp	3,320	237,015
j2 Global Inc.	2,042	102,202
LinkedIn Corp. Class Aa	4,298	794,872
Liquidity Services Inc.[a,b]	1,089	28,368
LivePerson Inc.[a]	2,543	30,694
LogMeIn Inc.[a]	1,020	45,788
Marin Software Inc.[a,b]	408	4,313

35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Marketo Inc.[a,b]	310	$10,128
Millennial Media Inc.[a,b]	1,569	10,857
Move Inc.[a]	1,750	20,230
NIC Inc.	2,984	57,621
OpenTable Inc.[a,b]	984	75,699
Pandora Media Inc.[a]	6,292	190,773
Perficient Inc.[a]	195	3,533
Rackspace Hosting Inc.[a]	5,043	165,511
Reis Inc.[a,b]	371	6,697
Rocket Fuel Inc.[a,b]	158	6,775
SciQuest Inc.[a,b]	1,012	27,339
Shutterstock Inc.[a,b]	227	16,482
Spark Networks Inc.[a]	537	2,809
SPS Commerce Inc.[a,b]	713	43,814
Stamps.com Inc.[a]	508	17,048
Support.com Inc.[a]	2,428	6,191
Textura Corp.[a,b]	171	4,311
Travelzoo Inc.[a]	334	7,649
Trulia Inc.[a,b]	1,201	39,873
Twitter Inc.[a,b]	2,633	122,882
Unwired Planet Inc.[a]	1,278	2,773
VeriSign Inc.[a,b]	5,696	307,071
VistaPrint NVa,b	1,451	71,418
Web.com Group Inc.[a]	1,864	63,432
WebMD Health Corp.[a]	1,311	54,275
Wix.com Ltd.[a]	266	6,110
XO Group Inc.[a]	1,214	12,310
Xoom Corp.[a]	304	5,934
Yelp Inc.[a]	1,442	110,933
Zillow Inc. Class Aa,b	1,036	91,272
Zix Corp.[a,b]	2,953	12,225

		25,585,997
IT SERVICES — 5.97%
Accenture PLC Class A	28,552	2,276,165
Acxiom Corp.[a]	825	28,376
Alliance Data Systems Corp.[a,b]	2,187	595,848
Automatic Data Processing Inc.	21,569	1,666,421
Blackhawk Network Holdings Inc.[a,b]	511	12,463
Booz Allen Hamilton Holding Corp.	1,288	28,336
Broadridge Financial Solutions Inc.	5,389	200,147
Cardtronics Inc.[a]	2,038	79,176
Cass Information Systems Inc.	458	23,614
Cognizant Technology Solutions Corp. Class Aa	26,706	1,351,591
Computer Task Group Inc.	586	9,956
CSG Systems International Inc.	906	23,592
Datalink Corp.[a]	708	9,862
DST Systems Inc.	1,233	116,876
EPAM Systems Inc.[a,b]	972	31,979
Euronet Worldwide Inc.[a]	2,216	92,163
EVERTEC Inc.	1,312	32,406
ExlService Holdings Inc.[a]	1,451	44,850
Fidelity National Information Services Inc.	1,290	68,951
Fiserv Inc.[a]	11,840	671,210
FleetCor Technologies Inc.[a]	3,019	347,487
Forrester Research Inc.	491	17,602
Gartner Inc.[a,b]	4,168	289,426
Genpact Ltd.[a]	7,472	130,162
Global Payments Inc.	3,200	227,552
Hackett Group Inc. (The)	349	2,087
Heartland Payment Systems Inc.	1,615	66,942
Higher One Holdings Inc.[a]	1,498	10,831

Security	Shares	Value

iGATE Corp.[a]	1,487	$46,900
International Business Machines Corp.	43,380	8,350,216
Jack Henry & Associates Inc.	3,828	213,449
Lionbridge Technologies Inc.[a]	2,736	18,359
Luxoft Holding Inc.[a]	107	3,753
MasterCard Inc. Class A	51,858	3,873,793
MAXIMUS Inc.	3,036	136,195
MoneyGram International Inc.[a]	278	4,907
NeuStar Inc. Class Aa	2,917	94,832
Paychex Inc.	13,016	554,482
Planet Payment Inc.[a]	1,890	5,179
Sapient Corp.[a]	4,906	83,696
ServiceSource International Inc.[a]	2,942	24,831
Syntel Inc.[a]	711	63,919
TeleTech Holdings Inc.[a]	576	14,118
Teradata Corp.[a]	7,264	357,316
Total System Services Inc.	5,636	171,391
Unisys Corp.[a,b]	98	2,985
Vantiv Inc. Class Aa	3,888	117,495
Virtusa Corp.[a]	1,065	35,688
Visa Inc. Class A	23,182	5,004,067
Western Union Co.	24,767	405,188
WEX Inc.[a]	1,725	163,961

		28,202,791
LEISURE EQUIPMENT & PRODUCTS — 0.33%
Arctic Cat Inc.	585	27,957
Brunswick Corp.	3,804	172,283
Hasbro Inc.	4,342	241,502
Malibu Boats Inc. Class Aa	350	7,777
Marine Products Corp.	215	1,617
Mattel Inc.	15,355	615,889
Nautilus Inc.[a]	1,379	13,280
Polaris Industries Inc.	2,879	402,225
Smith & Wesson Holding Corp.[a,b]	2,464	36,024
Sturm, Ruger & Co. Inc.[b]	869	51,966

		1,570,520
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Accelerate Diagnostics Inc.[a,b]	491	10,709
Agilent Technologies Inc.	1,806	100,991
Bruker Corp.[a]	4,865	110,873
Cambrex Corp.[a]	712	13,435
Charles River Laboratories International Inc.[a]	983	59,314
Covance Inc.[a,b]	2,484	258,088
Fluidigm Corp.[a]	1,087	47,904
Furiex Pharmaceuticals Inc.[a,b]	296	25,752
Harvard Bioscience Inc.[a]	68	322
Illumina Inc.[a,b]	5,516	820,009
Luminex Corp.[a]	1,661	30,081
Mettler-Toledo International Inc.[a]	1,342	316,283
NeoGenomics Inc.[a,b]	1,462	5,073
PAREXEL International Corp.[a]	2,527	136,685
Quintiles Transnational Holdings Inc.[a]	544	27,619
Sequenom Inc.[a,b]	5,119	12,541
TECHNE Corp.	761	64,967
Waters Corp.[a]	3,809	412,934

		2,453,580

36

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

MACHINERY — 2.16%
Accuride Corp.[a]	1,668	$7,389
Albany International Corp. Class A	189	6,717
Altra Industrial Motion Corp.	1,200	42,840
Blount International Inc.[a,b]	2,275	27,073
Caterpillar Inc.	5,292	525,866
Chart Industries Inc.[a]	1,376	109,461
CIRCOR International Inc.	58	4,253
CLARCOR Inc.	2,209	126,686
Colfax Corp.[a]	4,598	327,975
Columbus McKinnon Corp.[a]	124	3,322
Commercial Vehicle Group Inc.[a,b]	530	4,834
Crane Co.	1,990	141,588
Cummins Inc.	6,915	1,030,266
Deere & Co.	17,206	1,562,305
Donaldson Co. Inc.	6,016	255,078
Douglas Dynamics Inc.	907	15,800
Dover Corp.	5,614	458,944
Energy Recovery Inc.[a]	849	4,517
EnPro Industries Inc.[a]	430	31,248
ESCO Technologies Inc.	396	13,935
ExOne Co. (The)[a,b]	301	10,785
Federal Signal Corp.[a]	2,776	41,362
Flowserve Corp.	6,357	498,007
Global Brass & Copper Holdings Inc.	80	1,262
Gorman-Rupp Co. (The)	598	19,010
Graco Inc.	2,723	203,517
Graham Corp.	439	13,982
Harsco Corp.	247	5,787
Hyster-Yale Materials Handling Inc.	468	45,630
IDEX Corp.	3,407	248,336
Illinois Tool Works Inc.	5,882	478,383
Ingersoll-Rand PLC	8,779	502,510
ITT Corp.	3,997	170,912
John Bean Technologies Corp.	1,339	41,375
Lincoln Electric Holdings Inc.	3,693	265,933
Lindsay Corp.[b]	586	51,673
Manitex International Inc.[a]	547	8,916
Manitowoc Co. Inc. (The)	5,935	186,656
Middleby Corp. (The)[a]	836	220,880
Mueller Industries Inc.	2,500	74,975
Mueller Water Products Inc. Class A	7,019	66,680
Navistar International Corp.[a]	328	11,109
Nordson Corp.	2,855	201,249
Omega Flex Inc.	127	2,723
PACCAR Inc.	2,029	136,836
Pall Corp.	4,948	442,698
Proto Labs Inc.[a,b]	759	51,362
RBC Bearings Inc.[a,b]	1,025	65,292
Rexnord Corp.[a]	1,347	39,036
Snap-on Inc.	293	33,250
Standex International Corp.	134	7,180
Stanley Black & Decker Inc.	633	51,425
Sun Hydraulics Corp.	944	40,885
Tennant Co.	856	56,171
Titan International Inc.[b]	1,806	34,296
Toro Co. (The)	2,572	162,525
TriMas Corp.[a]	1,993	66,168
Valmont Industries Inc.	1,189	176,971
Wabash National Corp.[a]	244	3,357
WABCO Holdings Inc.[a]	2,595	273,928
Wabtec Corp.	4,277	331,467

Security	Shares	Value

Watts Water Technologies Inc. Class A	95	$5,576
Woodward Inc.	3,057	126,957
Xerium Technologies Inc.[a]	485	7,784
Xylem Inc.	502	18,283

		10,203,196
MARINE — 0.04%
Kirby Corp.[a]	1,491	150,964
Matson Inc.	1,897	46,837
Scorpio Bulkers Inc.[a]	860	8,694

		206,495
MEDIA — 4.64%
AMC Entertainment Holdings Inc. Class Aa	299	7,251
AMC Networks Inc. Class Aa	2,637	192,738
Cablevision NY Group Class A	8,662	146,128
Carmike Cinemas Inc.[a]	263	7,853
CBS Corp. Class B NVS	24,896	1,538,573
Charter Communications Inc. Class Aa,b	2,943	362,578
Cinemark Holdings Inc.	5,126	148,705
Clear Channel Outdoor Holdings Inc. Class A	1,883	17,154
Comcast Corp. Class A	107,578	5,381,051
Crown Media Holdings Inc. Class Aa	343	1,317
Cumulus Media Inc. Class Aa	3,711	25,643
DIRECTV[a]	21,832	1,668,401
Discovery Communications Inc. Series Aa	10,826	895,310
DISH Network Corp. Class Aa	9,269	576,624
Entravision Communications Corp. Class A	2,451	16,422
Global Sources Ltd.[a]	122	1,093
Gray Television Inc.[a]	150	1,555
Hemisphere Media Group Inc.[a]	383	4,822
Interpublic Group of Companies Inc. (The)	8,666	148,535
Lamar Advertising Co. Class Aa	3,503	178,618
Liberty Global PLC Series Aa	14,805	615,888
Liberty Global PLC Series C NVS[a]	14,805	602,711
Lions Gate Entertainment Corp.	3,591	95,987
Loral Space & Communications Inc.[a]	579	40,953
Madison Square Garden Inc. Class Aa	2,718	154,328
McClatchy Co. (The) Class Aa	2,161	13,874
MDC Partners Inc.	657	14,993
Morningstar Inc.	919	72,619
National CineMedia Inc.	866	12,990
News Corp. Class A NVS[a]	16,278	280,307
Nexstar Broadcasting Group Inc.	1,305	48,964
Omnicom Group Inc.	11,496	834,610
ReachLocal Inc.[a,b]	445	4,383
Regal Entertainment Group Class A	803	15,000
Rentrak Corp.[a]	413	24,896
Saga Communications Inc. Class A	60	2,981
Scripps Networks Interactive Inc. Class A	4,875	370,061
SFX Entertainment Inc.[a]	414	2,919
Sinclair Broadcast Group Inc. Class A	3,042	82,408
Sirius XM Holdings Inc.[a]	64,723	207,114
Starz Series Aa	4,313	139,224
Time Warner Cable Inc.	12,937	1,774,698
Twenty-First Century Fox Inc. Class A	65,080	2,080,608
Viacom Inc. Class B NVS	19,822	1,684,672
Walt Disney Co. (The)	17,710	1,418,040
World Wrestling Entertainment Inc. Class A	133	3,841

		21,919,440

37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

METALS & MINING — 0.13%
AMCOL International Corp.	475	$21,746
Coeur Mining Inc.[a]	1,692	15,719
Compass Minerals International Inc.	1,454	119,984
Globe Specialty Metals Inc.	195	4,060
Gold Resource Corp.	1,379	6,592
Handy & Harman Ltd.[a]	223	4,908
Hecla Mining Co.	2,628	8,068
Materion Corp.	480	16,286
Midway Gold Corp.[a,b]	5,301	5,566
Olympic Steel Inc.	104	2,985
Paramount Gold and Silver Corp.[a,b]	5,834	7,176
Royal Gold Inc.	725	45,399
Schnitzer Steel Industries Inc. Class A	62	1,789
Southern Copper Corp.	7,017	204,265
Tahoe Resources Inc.[a]	484	10,237
US Silica Holdings Inc.	953	36,376
Walter Energy Inc.[b]	974	7,363
Worthington Industries Inc.	2,350	89,887

		608,406
MULTILINE RETAIL — 0.89%
Big Lots Inc.[a]	686	25,979
Bon-Ton Stores Inc. (The)	560	6,149
Burlington Stores Inc.[a]	369	10,893
Dillard’s Inc. Class A	808	74,659
Dollar General Corp.[a]	14,547	807,067
Dollar Tree Inc.[a]	9,194	479,743
Family Dollar Stores Inc.	4,280	248,283
Macy’s Inc.	13,220	783,814
Nordstrom Inc.	6,447	402,615
Target Corp.	22,279	1,348,102

		4,187,304
OIL, GAS & CONSUMABLE FUELS — 2.45%
Abraxas Petroleum Corp.[a]	3,662	14,502
Amyris Inc.[a,b]	1,165	4,346
Anadarko Petroleum Corp.	1,226	103,916
Antero Resources Corp.[a]	745	46,637
Approach Resources Inc.[a]	867	18,129
Athlon Energy Inc.[a]	312	11,060
Bill Barrett Corp.[a,b]	629	16,102
Bonanza Creek Energy Inc.[a]	1,308	58,075
Cabot Oil & Gas Corp.	18,738	634,843
Carrizo Oil & Gas Inc.[a]	1,728	92,379
Cheniere Energy Inc.[a]	10,728	593,795
Clean Energy Fuels Corp.[a,b]	3,053	27,294
Cobalt International Energy Inc.[a]	11,226	205,660
Concho Resources Inc.[a]	4,656	570,360
Contango Oil & Gas Co.[a]	109	5,204
Continental Resources Inc.[a]	1,899	235,989
CVR Energy Inc.	695	29,364
Delek US Holdings Inc.	1,081	31,392
Diamondback Energy Inc.[a]	933	62,800
EOG Resources Inc.	11,274	2,211,621
EP Energy Corp. Class Aa	711	13,914
EPL Oil & Gas Inc.[a]	430	16,598
EQT Corp.	6,119	593,359
Evolution Petroleum Corp.	717	9,127
EXCO Resources Inc.[b]	3,850	21,560

Security	Shares	Value

Forest Oil Corp.[a,b]	689	$1,316
FX Energy Inc.[a,b]	2,332	7,789
Gastar Exploration Inc.[a]	2,738	14,977
Goodrich Petroleum Corp.[a,b]	1,393	22,037
Gulfport Energy Corp.[a]	3,080	219,234
Isramco Inc.[a]	50	6,626
Jones Energy Inc. Class Aa	98	1,484
Kinder Morgan Inc.	27,024	878,010
KiOR Inc. Class Aa,b	1,951	1,118
Kodiak Oil & Gas Corp.[a]	11,589	140,691
Kosmos Energy Ltd.[a,b]	4,494	49,434
Laredo Petroleum Inc.[a,b]	1,780	46,031
Magnum Hunter Resources Corp.[a,b]	2,376	20,196
Noble Energy Inc.	2,025	143,856
Oasis Petroleum Inc.[a]	4,473	186,658
ONEOK Inc.	8,613	510,320
Panhandle Oil and Gas Inc.	337	14,697
PetroQuest Energy Inc.[a]	2,366	13,486
Pioneer Natural Resources Co.	4,481	838,574
QEP Resources Inc.	805	23,699
Quicksilver Resources Inc.[a,b]	936	2,462
Range Resources Corp.	7,198	597,218
Renewable Energy Group Inc.[a]	12	144
Rentech Inc.[a]	7,039	13,374
Rex Energy Corp.[a]	2,010	37,607
Rosetta Resources Inc.[a]	2,666	124,182
RSP Permian Inc.[a]	396	11,440
Sanchez Energy Corp.[a,b]	82	2,430
SemGroup Corp. Class A	1,740	114,283
SM Energy Co.	2,946	210,020
Solazyme Inc.[a,b]	2,126	24,683
Southwestern Energy Co.[a]	15,659	720,471
Synergy Resources Corp.[a,b]	1,968	21,156
Targa Resources Corp.	1,463	145,217
Triangle Petroleum Corp.[a]	377	3,107
Ur-Energy Inc.[a]	1,085	1,682
Uranium Energy Corp.[a,b]	4,628	6,109
VAALCO Energy Inc.[a]	1,295	11,072
Western Refining Inc.	1,358	52,419
Whiting Petroleum Corp.[a]	419	29,074
Williams Companies Inc. (The)	16,662	676,144
World Fuel Services Corp.	610	26,901
ZaZa Energy Corp.[a,b]	535	402

		11,599,856
PAPER & FOREST PRODUCTS — 0.25%
Boise Cascade Co.[a,b]	601	17,213
Clearwater Paper Corp.[a]	699	43,806
Deltic Timber Corp.	503	32,811
International Paper Co.	17,037	781,658
KapStone Paper and Packaging Corp.[a]	3,636	104,862
Louisiana-Pacific Corp.[a]	4,486	75,679
Neenah Paper Inc.	75	3,879
P.H. Glatfelter Co.	1,702	46,328
Schweitzer-Mauduit International Inc.	1,062	45,231
Wausau Paper Corp.	1,936	24,645

		1,176,112
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.	19,254	281,879
Coty Inc. Class A	1,681	25,181

38

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Elizabeth Arden Inc.[a,b]	995	$29,362
Estee Lauder Companies Inc. (The) Class A	10,296	688,597
Female Health Co. (The)	822	6,379
Herbalife Ltd.[b]	3,790	217,053
Inter Parfums Inc.	538	19,481
Lifevantage Corp.[a,b]	5,047	6,612
Medifast Inc.[a]	610	17,745
Nu Skin Enterprises Inc. Class A	2,597	215,161
Revlon Inc. Class Aa	166	4,241
Star Scientific Inc.[a,b]	6,736	5,286
Synutra International Inc.[a]	793	5,305
USANA Health Sciences Inc.[a]	266	20,040

		1,542,322
PHARMACEUTICALS — 3.49%
AbbVie Inc.	70,290	3,612,906
AcelRx Pharmaceuticals Inc.[a,b]	929	11,157
Actavis PLC[a]	7,682	1,581,340
Aerie Pharmaceuticals Inc.[a,b]	315	6,675
Akorn Inc.[a]	2,601	57,222
Alimera Sciences Inc.[a,b]	754	5,949
Allergan Inc.	13,178	1,635,390
Ampio Pharmaceuticals Inc.[a]	1,605	10,192
Aratana Therapeutics Inc.[a,b]	298	5,531
Auxilium Pharmaceuticals Inc.[a,b]	2,199	59,769
AVANIR Pharmaceuticals Inc. Class Aa,b	7,085	26,002
BioDelivery Sciences International Inc.[a]	1,614	13,622
Bristol-Myers Squibb Co.	62,769	3,260,850
Cempra Inc.[a]	878	10,141
Corcept Therapeutics Inc.[a,b]	2,662	11,606
Depomed Inc.[a]	2,418	35,061
Eli Lilly and Co.	9,679	569,706
Endo International PLC[a]	5,946	408,193
Endocyte Inc.[a,b]	1,372	32,667
Hi-Tech Pharmacal Co. Inc.[a]	193	8,363
Horizon Pharma Inc.[a,b]	1,108	16,753
Jazz Pharmaceuticals PLC[a]	2,305	319,657
Johnson & Johnson	16,052	1,576,788
Lannett Co. Inc.[a]	764	27,290
Medicines Co. (The)[a]	2,812	79,917
Mylan Inc.[a]	16,980	829,133
Nektar Therapeutics[a]	3,733	45,244
Omeros Corp.[a,b]	1,421	17,151
Pacira Pharmaceuticals Inc.[a,b]	1,225	85,738
Perrigo Co. PLC	5,609	867,488
Prestige Brands Holdings Inc.[a]	2,274	61,967
Questcor Pharmaceuticals Inc.	2,307	149,794
Relypsa Inc.[a]	219	6,528
Repros Therapeutics Inc.[a]	1,007	17,864
Revance Therapeutics Inc.[a]	264	8,316
Sagent Pharmaceuticals Inc.[a,b]	742	17,341
Salix Pharmaceuticals Ltd.[a]	2,725	282,337
SciClone Pharmaceuticals Inc.[a]	1,757	7,994
Sucampo Pharmaceuticals Inc. Class Aa	565	4,040
Supernus Pharmaceuticals Inc.[a]	662	5,918
TherapeuticsMD Inc.[a,b]	3,470	21,896
VIVUS Inc.[a,b]	4,600	27,324
XenoPort Inc.[a]	287	1,484
Zoetis Inc.	22,226	643,220
Zogenix Inc.[a,b]	4,876	13,872

		16,497,396

Security	Shares	Value

PROFESSIONAL SERVICES — 0.46%
Acacia Research Corp.	628	$9,596
Advisory Board Co. (The)[a,b]	1,585	101,836
Barrett Business Services Inc.	325	19,360
Corporate Executive Board Co. (The)	1,455	108,005
Dun & Bradstreet Corp. (The)	1,644	163,331
Equifax Inc.	5,359	364,573
Exponent Inc.	551	41,358
Franklin Covey Co.[a]	150	2,966
GP Strategies Corp.[a]	623	16,964
Huron Consulting Group Inc.[a]	177	11,218
IHS Inc. Class Aa	2,922	355,023
Insperity Inc.	998	30,918
Kforce Inc.	1,202	25,627
Mistras Group Inc.[a,b]	723	16,463
Nielsen Holdings NV	1,398	62,393
Odyssey Marine Exploration Inc.[a,b]	3,393	7,770
On Assignment Inc.[a]	1,985	76,601
Pendrell Corp.[a]	1,058	1,936
Robert Half International Inc.	6,204	260,258
RPX Corp.[a]	200	3,256
TrueBlue Inc.[a]	1,809	52,931
Verisk Analytics Inc. Class Aa	6,729	403,471
WageWorks Inc.[a]	1,110	62,282

		2,198,136
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.04%
Acadia Realty Trust	448	11,818
Alexander’s Inc.	98	35,377
American Homes 4 Rent Class A	434	7,252
American Realty Capital Properties Inc.	3,473	48,692
American Tower Corp.	17,585	1,439,684
Apartment Investment and Management Co. Class A	3,561	107,613
Aviv REIT Inc.	52	1,271
Boston Properties Inc.	641	73,414
Brixmor Property Group Inc.	399	8,511
CBL & Associates Properties Inc.	2,371	42,085
CoreSite Realty Corp.	922	28,582
Corrections Corp. of America	3,242	101,539
Crown Castle International Corp.	14,783	1,090,690
Digital Realty Trust Inc.[b]	4,487	238,170
DuPont Fabros Technology Inc.[b]	1,118	26,910
EastGroup Properties Inc.	1,238	77,883
Empire State Realty Trust Inc. Class A	663	10,018
Equity Lifestyle Properties, Inc.	2,678	108,861
Extra Space Storage Inc.	395	19,161
Federal Realty Investment Trust	1,906	218,656
GEO Group Inc. (The)	1,391	44,846
Glimcher Realty Trust	5,799	58,164
Hannon Armstrong Sustainable Infrastructure Capital Inc.	655	9,399
Healthcare Realty Trust Inc.	1,563	37,746
Highwoods Properties Inc.	1,165	44,748
Inland Real Estate Corp.[b]	3,265	34,446
Investors Real Estate Trust	247	2,218
LTC Properties Inc.	1,337	50,311
National Health Investors Inc.[b]	1,295	78,296
Omega Healthcare Investors Inc.[b]	5,429	181,980
Plum Creek Timber Co. Inc.	7,859	330,392
Potlatch Corp.	1,800	69,642
PS Business Parks Inc.	840	70,241
Public Storage	5,917	996,955

39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Rayonier Inc.[b]	5,603	$257,234
Regency Centers Corp.	1,706	87,108
Ryman Hospitality Properties Inc.	1,271	54,043
Sabra Healthcare REIT Inc.	684	19,077
Saul Centers Inc.	337	15,960
Senior Housing Properties Trust	610	13,707
Simon Property Group Inc.	10,257	1,682,148
Sovran Self Storage Inc.	1,292	94,897
Spirit Realty Capital Inc.	3,171	34,818
Strategic Hotels & Resorts Inc.[a]	6,485	66,082
Sun Communities Inc.	1,791	80,756
Tanger Factory Outlet Centers Inc.	4,128	144,480
Taubman Centers Inc.	519	36,740
UMH Properties Inc.	148	1,447
Universal Health Realty Income Trust	362	15,291
Urstadt Biddle Properties Inc. Class Ab	744	15,371
Ventas Inc.	5,878	356,031
Vornado Realty Trust	1,612	158,879
Washington Real Estate Investment Trust	748	17,862
Weyerhaeuser Co.	25,946	761,515
Winthrop Realty Trust	91	1,055
ZAIS Financial Corp.	228	3,799

		9,623,871
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
CBRE Group Inc. Class Aa	12,405	340,269
Forestar Group Inc.[a]	176	3,133
Kennedy-Wilson Holdings Inc.	226	5,087
RE/MAX Holdings Inc. Class Aa	145	4,180
Realogy Holdings Corp.[a]	4,763	206,953
St. Joe Co. (The)[a,b]	81	1,559
Tejon Ranch Co.[a,b]	631	21,347

		582,528
ROAD & RAIL — 1.47%
AMERCO	178	41,317
Avis Budget Group Inc.[a]	4,763	231,958
Con-way Inc.	917	37,670
CSX Corp.	22,671	656,779
Genesee & Wyoming Inc. Class Aa	843	82,041
Heartland Express Inc.	1,418	32,174
Hertz Global Holdings Inc.[a]	15,396	410,150
J.B. Hunt Transport Services Inc.	4,065	292,355
Kansas City Southern Industries Inc.	4,898	499,890
Knight Transportation Inc.	2,667	61,688
Landstar System Inc.	2,070	122,585
Norfolk Southern Corp.	2,535	246,326
Old Dominion Freight Line Inc.[a]	3,155	179,015
Quality Distribution Inc.[a]	373	4,845
Roadrunner Transportation Systems Inc.[a]	313	7,900
Saia Inc.[a]	1,079	41,229
Swift Transportation Co.[a,b]	3,650	90,338
Union Pacific Corp.	20,726	3,889,441
Universal Truckload Services Inc.	240	6,936
Werner Enterprises Inc.	575	14,668
YRC Worldwide Inc.[a,b]	350	7,875

		6,957,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.07%
Advanced Energy Industries Inc.[a]	1,637	40,106

Security	Shares	Value

Advanced Micro Devices Inc.[a,b]	26,938	$108,021
Altera Corp.	4,910	177,938
Ambarella Inc.[a,b]	822	21,956
Analog Devices Inc.	5,918	314,482
Applied Materials Inc.	35,310	721,030
Applied Micro Circuits Corp.[a]	3,009	29,789
Atmel Corp.[a]	19,055	159,300
Avago Technologies Ltd.	10,021	645,453
Broadcom Corp. Class A	11,093	349,208
Cabot Microelectronics Corp.[a]	1,089	47,916
Cavium Inc.[a]	2,297	100,448
Cirrus Logic Inc.[a]	1,144	22,731
Cree Inc.[a]	5,243	296,544
Cypress Semiconductor Corp.[a]	6,537	67,135
Diodes Inc.[a]	1,246	32,545
Entegris Inc.[a]	929	11,250
Exar Corp.[a]	1,701	20,327
Freescale Semiconductor Ltd.[a]	1,377	33,613
GT Advanced Technologies Inc.[a]	4,859	82,846
Hittite Microwave Corp.	1,356	85,482
Inphi Corp.[a]	431	6,935
Integrated Device Technology Inc.[a]	1,717	20,999
Intel Corp.	14,365	370,761
Intermolecular Inc.[a]	645	1,806
Lam Research Corp.[a]	1,693	93,115
Lattice Semiconductor Corp.[a]	1,326	10,396
Linear Technology Corp.	10,370	504,915
LSI Corp.	2,834	31,372
M/A-COM Technology Solutions Holdings Inc.[a,b]	444	9,124
Maxim Integrated Products Inc.	12,940	428,573
MaxLinear Inc. Class Aa	1,028	9,745
Micrel Inc.	2,241	24,830
Microchip Technology Inc.	8,764	418,569
Microsemi Corp.[a]	3,214	80,446
Monolithic Power Systems Inc.[a]	1,635	63,389
MoSys Inc.[a,b]	1,827	8,295
Nanometrics Inc.[a]	700	12,579
NVE Corp.[a]	210	11,978
OmniVision Technologies Inc.[a]	209	3,699
ON Semiconductor Corp.[a]	19,037	178,948
PDF Solutions Inc.[a]	1,134	20,605
Peregrine Semiconductor Corp.[a,b]	1,175	7,109
PLX Technology Inc.[a,b]	1,926	11,652
PMC-Sierra Inc.[a]	3,882	29,542
Power Integrations Inc.	1,247	82,028
Rambus Inc.[a]	4,963	53,352
RF Micro Devices Inc.[a]	10,928	86,113
Rudolph Technologies Inc.[a]	248	2,830
Semtech Corp.[a]	3,026	76,679
Silicon Image Inc.[a]	3,223	22,239
Silicon Laboratories Inc.[a]	1,636	85,481
Skyworks Solutions Inc.[a]	7,063	265,004
SunEdison Inc.[a]	11,820	222,689
SunPower Corp.[a,b]	1,833	59,133
Synaptics Inc.[a]	1,444	86,669
Texas Instruments Inc.	49,285	2,323,788
TriQuint Semiconductor Inc.[a]	719	9,627
Ultratech Inc.[a,b]	1,233	35,991
Veeco Instruments Inc.[a,b]	460	19,288
Xilinx Inc.	11,731	636,641

		9,795,054

40

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

SOFTWARE — 6.82%
ACI Worldwide Inc.[a]	1,737	$102,813
Actuate Corp.[a]	2,136	12,859
Adobe Systems Inc.[a]	8,703	572,135
Advent Software Inc.	1,455	42,719
American Software Inc. Class A	1,008	10,251
ANSYS Inc.[a]	4,144	319,171
Aspen Technology Inc.[a]	3,929	166,432
Autodesk Inc.[a]	7,921	389,555
AVG Technologies[a,b]	1,064	22,301
Barracuda Networks Inc.[a,b]	197	6,686
Blackbaud Inc.	2,088	65,354
Bottomline Technologies Inc.[a,b]	1,682	59,122
BroadSoft Inc.[a,b]	1,270	33,947
Cadence Design Systems Inc.[a]	12,478	193,908
Callidus Software Inc.[a,b]	1,637	20,495
Citrix Systems Inc.[a]	8,319	477,760
CommVault Systems Inc.[a]	2,063	133,992
Comverse Inc.[a]	1,012	34,995
Concur Technologies Inc.[a,b]	2,050	203,093
Digimarc Corp.	338	10,613
Ebix Inc.[b]	981	16,746
Electronic Arts Inc.[a]	10,333	299,760
Ellie Mae Inc.[a,b]	1,134	32,705
EPIQ Systems Inc.	98	1,336
FactSet Research Systems Inc.[b]	1,955	210,768
Fair Isaac Corp.	1,584	87,627
FireEye Inc.[a]	568	34,972
FleetMatics Group PLC[a]	727	24,318
Fortinet Inc.[a]	6,030	132,841
Gigamon Inc.[a]	124	3,768
Glu Mobile Inc.[a]	2,316	10,978
Guidance Software Inc.[a,b]	616	6,813
Guidewire Software Inc.[a]	2,168	106,340
Imperva Inc.[a]	898	50,019
Infoblox Inc.[a]	2,404	48,224
Informatica Corp.[a]	4,805	181,533
Interactive Intelligence Group Inc.[a]	687	49,807
Intuit Inc.	13,202	1,026,191
Jive Software Inc.[a,b]	1,760	14,098
Manhattan Associates Inc.[a]	3,472	121,624
MICROS Systems Inc.[a]	521	27,576
Microsoft Corp.	370,538	15,188,353
MicroStrategy Inc. Class Aa	394	45,464
Mitek Systems Inc.[a,b]	988	3,824
Model N Inc.[a]	361	3,650
Monotype Imaging Holdings Inc.	1,691	50,967
NetScout Systems Inc.[a]	1,533	57,610
NetSuite Inc.[a]	1,541	146,133
Oracle Corp.	149,113	6,100,213
Pegasystems Inc.	795	28,079
Progress Software Corp.[a]	1,221	26,618
Proofpoint Inc.[a]	970	35,968
PROS Holdings Inc.[a,b]	960	30,250
PTC Inc.[a]	5,318	188,417
QAD Inc. Class A	207	4,229
QLIK Technologies Inc.[a]	3,771	100,271
Qualys Inc.[a,b]	662	16,835
Rally Software Development Corp.[a]	307	4,108
RealPage Inc.[a,b]	2,069	37,573
Red Hat Inc.[a]	8,429	446,568
Rosetta Stone Inc.[a]	515	5,778

Security	Shares	Value

Rovi Corp.[a]	538	$12,256
Salesforce.com Inc.[a]	26,133	1,491,933
ServiceNow Inc.[a]	3,680	220,506
Silver Spring Networks Inc.[a,b]	263	4,571
SolarWinds Inc.[a]	2,878	122,689
Solera Holdings Inc.	3,063	194,010
Splunk Inc.[a]	5,015	358,522
SS&C Technologies Holdings Inc.[a]	2,590	103,652
Symantec Corp.	22,546	450,244
Synchronoss Technologies Inc.[a]	1,278	43,823
Tableau Software Inc. Class Aa	514	39,105
Take-Two Interactive Software Inc.[a]	3,614	79,255
Tangoe Inc.[a]	1,379	25,636
TIBCO Software Inc.[a]	7,295	148,234
TiVo Inc.[a]	2,470	32,678
Tyler Technologies Inc.[a]	1,391	116,399
Ultimate Software Group Inc. (The)[a]	1,229	168,373
Varonis Systems Inc.[a]	192	6,866
Vasco Data Security International Inc.[a]	579	4,366
Verint Systems Inc.[a,b]	2,342	109,910
VirnetX Holding Corp.[a,b]	1,938	27,481
VMware Inc. Class Aa	3,801	410,584
Vringo Inc.[a,b]	539	1,870
Workday Inc. Class Aa	1,795	164,117

		32,224,233
SPECIALTY RETAIL — 4.00%
Aaron’s Inc.	509	15,392
Abercrombie & Fitch Co. Class A	407	15,669
Advance Auto Parts Inc.	3,244	410,366
Aeropostale Inc.[a]	3,312	16,626
America’s Car-Mart Inc.[a,b]	273	10,025
American Eagle Outfitters Inc.	5,516	67,516
ANN INC.[a]	2,097	86,984
Asbury Automotive Group Inc.[a,b]	1,187	65,653
Ascena Retail Group Inc.[a]	817	14,118
AutoNation Inc.[a]	2,259	120,247
AutoZone Inc.[a]	1,480	794,908
Barnes & Noble Inc.[a]	112	2,341
Bed Bath & Beyond Inc.[a]	9,718	668,598
Best Buy Co. Inc.	3,241	85,595
Big 5 Sporting Goods Corp.	747	11,989
Brown Shoe Co. Inc.	1,192	31,636
Buckle Inc. (The)	1,282	58,716
Cabela’s Inc.[a]	2,113	138,423
CarMax Inc.[a]	9,983	467,204
Cato Corp. (The) Class A	245	6,625
Chico’s FAS Inc.	6,751	108,218
Children’s Place Retail Stores Inc. (The)	350	17,433
Christopher & Banks Corp.[a]	1,615	10,675
Conn’s Inc.[a,b]	998	38,772
Container Store Group Inc. (The)[a,b]	345	11,713
Destination Maternity Corp.	540	14,796
Dick’s Sporting Goods Inc.	4,392	239,847
DSW Inc. Class A	2,856	102,416
Express Inc.[a]	3,795	60,265
Finish Line Inc. (The) Class A	679	18,394
Five Below Inc.[a,b]	1,458	61,936
Foot Locker Inc.	788	37,020
Francesca’s Holdings Corp.[a,b]	1,957	35,500
Gap Inc. (The)	12,412	497,225
Genesco Inc.[a]	769	57,344

41

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

GNC Holdings Inc. Class A	4,371	$192,411
Haverty Furniture Companies Inc.	208	6,178
Hibbett Sports Inc.[a]	1,111	58,750
Home Depot Inc. (The)	64,817	5,128,969
Jos. A. Bank Clothiers Inc.[a]	212	13,632
Kirkland’s Inc.[a]	439	8,117
L Brands Inc.	10,671	605,793
Lithia Motors Inc. Class A	987	65,596
Lowe’s Companies Inc.	45,701	2,234,779
Lumber Liquidators Holdings Inc.[a]	1,221	114,530
Mattress Firm Holding Corp.[a,b]	536	25,637
Monro Muffler Brake Inc.[b]	1,341	76,276
New York & Co. Inc.[a]	792	3,477
O’Reilly Automotive Inc.[a]	4,912	728,892
Office Depot Inc.[a]	2,735	11,296
Outerwall Inc.[a,b]	905	65,612
Pacific Sunwear of California Inc.[a]	1,810	5,376
Penske Automotive Group Inc.	354	15,137
PetSmart Inc.	4,593	316,412
Pier 1 Imports Inc.	4,214	79,560
Restoration Hardware Holdings Inc.[a]	786	57,842
Ross Stores Inc.	9,772	699,187
Sally Beauty Holdings Inc.[a]	7,548	206,815
Sears Hometown and Outlet Stores Inc.[a]	249	5,889
Select Comfort Corp.[a]	2,326	42,054
Signet Jewelers Ltd.	313	33,134
Sonic Automotive Inc. Class A	443	9,959
Stein Mart Inc.	652	9,134
Tiffany & Co.	4,957	427,046
Tile Shop Holdings Inc. (The)[a,b]	821	12,684
Tilly’s Inc. Class Aa	427	4,996
TJX Companies Inc. (The)	31,987	1,940,011
Tractor Supply Co.	6,206	438,330
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,831	275,966
Urban Outfitters Inc.[a]	4,785	174,509
Vitamin Shoppe Inc.[a]	1,360	64,627
Wet Seal Inc. Class Aa	3,956	5,222
Williams-Sonoma Inc.	4,343	289,417
Winmark Corp.	102	7,717
Zumiez Inc.[a]	985	23,876

		18,885,030
TEXTILES, APPAREL & LUXURY GOODS — 1.55%
Carter’s Inc.	2,454	190,553
Coach Inc.	12,492	620,353
Crocs Inc.[a]	3,385	52,806
Culp Inc.	318	6,277
Deckers Outdoor Corp.[a]	672	53,578
Fossil Group Inc.[a]	2,170	253,044
G-III Apparel Group Ltd.[a,b]	566	40,514
Hanesbrands Inc.	4,381	335,059
Iconix Brand Group Inc.[a,b]	1,008	39,584
Michael Kors Holdings Ltd.[a]	8,958	835,513
Movado Group Inc.	60	2,733
Nike Inc. Class B	31,463	2,323,857
Oxford Industries Inc.	577	45,121
PVH Corp.	3,192	398,266
Quiksilver Inc.[a]	4,308	32,353
R.G. Barry Corp.	2	38
Ralph Lauren Corp.	2,667	429,200
Steven Madden Ltd.[a]	2,721	97,902
Tumi Holdings Inc.[a]	2,129	48,179

Security	Shares	Value

Under Armour Inc. Class Aa,b	3,706	$424,856
Vera Bradley Inc.[a,b]	942	25,425
VF Corp.	15,484	958,150
Vince Holding Corp.[a]	237	6,247
Wolverine World Wide Inc.	4,496	128,361

		7,347,969
THRIFTS & MORTGAGE FINANCE — 0.08%
BofI Holding Inc.[a]	538	46,133
Essent Group Ltd.[a]	273	6,132
MGIC Investment Corp.[a]	7,928	67,547
Nationstar Mortgage Holdings Inc.[a,b]	899	29,181
Northfield Bancorp Inc	587	7,549
Ocwen Financial Corp.[a,b]	4,607	180,502
Oritani Financial Corp.	733	11,589
Radian Group Inc.	2,098	31,533
Tree.com Inc.[a]	173	5,370

		385,536
TOBACCO — 2.28%
Altria Group Inc.	89,149	3,336,847
Lorillard Inc.	16,819	909,572
Philip Morris International Inc.	72,567	5,941,060
Reynolds American Inc.	10,607	566,626
Vector Group Ltd.	2,030	43,726

		10,797,831
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Aceto Corp.	293	5,886
Aircastle Ltd.	1,242	24,070
Applied Industrial Technologies Inc.	1,669	80,513
Beacon Roofing Supply Inc.[a,b]	2,173	84,008
BlueLinx Holdings Inc.[a]	1,502	1,953
CAI International Inc.[a]	233	5,748
DXP Enterprises Inc.[a]	395	37,497
Fastenal Co.	13,189	650,481
H&E Equipment Services Inc.[a]	1,320	53,394
HD Supply Holdings Inc.[a]	1,719	44,952
Houston Wire & Cable Co.	291	3,821
Kaman Corp.	781	31,771
MRC Global Inc.[a]	1,583	42,678
MSC Industrial Direct Co. Inc. Class A	2,103	181,951
Rush Enterprises Inc. Class Aa,b	571	18,546
Stock Building Supply Holdings Inc.[a,b]	80	1,626
TAL International Group Inc.	675	28,937
Textainer Group Holdings Ltd.[b]	317	12,132
United Rentals Inc.[a,b]	4,189	397,704
W.W. Grainger Inc.	2,621	662,222
Watsco Inc.	1,142	114,097

		2,483,987
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	285	6,273

		6,273
WATER UTILITIES — 0.04%
American States Water Co.	186	6,006
Aqua America Inc.	6,851	171,755

42

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

March 31, 2014

Security	Shares	Value

Pure Cycle Corp.[a]	765	$4,628
SJW Corp.	203	6,001
York Water Co. (The)	448	9,139

		197,529
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Leap Wireless International Inc./AT&T Inc.	638	1,608
NTELOS Holdings Corp.[b]	673	9,086
SBA Communications Corp. Class Aa	5,633	512,378
Shenandoah Telecommunications Co.	959	30,966
Sprint Corp.[a]	6,834	62,804

		616,842

TOTAL COMMON STOCKS (Cost: $367,226,701)		472,002,438

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.96%

MONEY MARKET FUNDS — 2.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	13,107,612	13,107,612
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	682,914	682,914
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	201,998	201,998

		13,992,524

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,992,524)		13,992,524

TOTAL INVESTMENTS IN SECURITIES — 102.83% (Cost: $381,219,225)		485,994,962
Other Assets, Less Liabilities — (2.83)%		(13,371,064)

NET ASSETS — 100.00%		$472,623,898

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.

[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

43

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.51%
AAR Corp.	2,217	$57,532
AeroVironment Inc.[a]	1,042	41,941
Alliant Techsystems Inc.	1,828	259,850
American Science and Engineering Inc.	390	26,196
API Technologies Corp.[a]	1,784	5,227
B/E Aerospace Inc.[a]	360	31,244
Cubic Corp.	1,040	53,113
Curtiss-Wright Corp.	2,615	166,157
DigitalGlobe Inc.[a,b]	4,202	121,900
Ducommun Inc.[a]	591	14,811
Engility Holdings Inc.[a]	905	40,770
Esterline Technologies Corp.[a]	1,767	188,256
Exelis Inc.	10,672	202,875
GenCorp Inc.[a,b]	767	14,013
General Dynamics Corp.	16,918	1,842,709
Keyw Holding Corp. (The)[a,b]	1,268	23,724
Kratos Defense & Security Solutions Inc.[a,b]	2,307	17,395
L-3 Communications Holdings Inc.	5,106	603,274
LMI Aerospace Inc.[a,b]	447	6,303
Moog Inc. Class Aa,b	2,324	152,245
National Presto Industries Inc.	250	19,510
Northrop Grumman Corp.	12,580	1,552,120
Orbital Sciences Corp.[a]	3,523	98,292
Raytheon Co.	18,391	1,816,847
Rockwell Collins Inc.	835	66,524
Sparton Corp.[a,b]	574	16,807
Spirit AeroSystems Holdings Inc. Class Aa	5,866	165,363
Teledyne Technologies Inc.[a]	1,460	142,102
Textron Inc.	15,669	615,635
Triumph Group Inc.	2,323	150,019
United Technologies Corp.	3,323	388,259

		8,901,013
AIR FREIGHT & LOGISTICS — 0.40%
Air Transport Services Group Inc.[a]	2,952	23,173
Atlas Air Worldwide Holdings Inc.[a]	1,424	50,224
FedEx Corp.	16,760	2,221,706
Pacer International Inc.[a]	1,735	15,546
UTi Worldwide Inc.	1,474	15,610
XPO Logistics Inc.[a,b]	1,996	58,702

		2,384,961
AIRLINES — 0.37%
Alaska Air Group Inc.	301	28,086
American Airlines Group Inc.[a,b]	4,759	174,180
Delta Air Lines Inc.	26,452	916,562
Hawaiian Holdings Inc.[a]	2,940	41,042
JetBlue Airways Corp.[a,b]	12,863	111,780
Republic Airways Holdings Inc.[a]	1,195	10,922
SkyWest Inc.	2,954	37,693
Southwest Airlines Co.	36,656	865,448

		2,185,713

Security	Shares	Value

AUTO COMPONENTS — 0.56%
Allison Transmission Holdings Inc.	1,669	$49,970
American Axle & Manufacturing Holdings Inc.[a,b]	1,153	21,354
Cooper Tire & Rubber Co.	3,156	76,691
Dana Holding Corp.	8,212	191,093
Federal-Mogul Corp. Class Aa,b	1,084	20,282
Fox Factory Holding Corp.[a,b]	277	5,235
Fuel Systems Solutions Inc.[a]	932	10,028
Gentex Corp.	3,445	108,621
Johnson Controls Inc.	38,804	1,836,205
Lear Corp.	4,053	339,317
Modine Manufacturing Co.[a,b]	2,539	37,197
Remy International Inc.	800	18,896
Shiloh Industries Inc.[a]	291	5,162
Spartan Motors Inc.	1,829	9,401
Standard Motor Products Inc.	310	11,089
Stoneridge Inc.[a,b]	257	2,886
Superior Industries International Inc.	1,286	26,350
TRW Automotive Holdings Corp.[a,b]	6,165	503,187

		3,272,964
AUTOMOBILES — 0.79%
Ford Motor Co.	142,401	2,221,455
General Motors Co.	70,373	2,422,239

		4,643,694
BEVERAGES — 0.22%
Beam Inc.	9,170	763,861
Constellation Brands Inc. Class Aa	521	44,269
Craft Brew Alliance Inc.[a]	378	5,772
Molson Coors Brewing Co. Class B NVS	7,895	464,700

		1,278,602
BIOTECHNOLOGY — 0.05%
ACADIA Pharmaceuticals Inc.[a]	212	5,158
Alnylam Pharmaceuticals Inc.[a]	187	12,555
Arena Pharmaceuticals Inc.[a,b]	1,228	7,736
AVEO Pharmaceuticals Inc.[a]	2,939	4,394
Celldex Therapeutics Inc.[a]	294	5,195
Curis Inc.[a]	1,224	3,452
Cytokinetics Inc.[a]	281	2,670
Cytori Therapeutics Inc.[a,b]	722	1,949
Dynavax Technologies Corp.[a,b]	1,129	2,032
Emergent BioSolutions Inc.[a,b]	1,157	29,237
Enzon Pharmaceuticals Inc.	2,322	2,392
Geron Corp.[a,b]	7,273	15,128
Harvard Apparatus Regenerative Technology Inc.[a]	301	2,730
Idenix Pharmaceuticals Inc.[a,b]	469	2,828
ImmunoGen Inc.[a,b]	1,227	18,319
Immunomedics Inc.[a,b]	223	939
InterMune Inc.[a]	335	11,213
Lexicon Pharmaceuticals Inc.[a]	904	1,564
Momenta Pharmaceuticals Inc.[a]	442	5,149
Navidea Biopharmaceuticals Inc.[a,b]	1,009	1,867
NPS Pharmaceuticals Inc.[a,b]	2,027	60,668
Progenics Pharmaceuticals Inc.[a]	566	2,315
Prothena Corp. PLC[a]	736	28,196
Rigel Pharmaceuticals Inc.[a]	4,923	19,101
Spectrum Pharmaceuticals Inc.[a]	3,382	26,515

44

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

Targacept Inc.[a,b]	1,502	$7,135
Vical Inc.[a,b]	436	562
XOMA Corp.[a]	720	3,751

		284,750
BUILDING PRODUCTS — 0.14%
A.O. Smith Corp.	2,501	115,096
Allegion PLC	1,620	84,515
Apogee Enterprises Inc.	467	15,518
Fortune Brands Home & Security Inc.	1,125	47,340
Gibraltar Industries Inc.[a,b]	1,666	31,437
Griffon Corp.	2,595	30,984
Insteel Industries Inc.	69	1,357
NCI Building Systems Inc.[a]	187	3,265
Owens Corning	6,841	295,326
Ply Gem Holdings Inc.[a]	93	1,175
Quanex Building Products Corp.	2,295	47,461
Simpson Manufacturing Co. Inc.	2,136	75,465
Universal Forest Products Inc.	1,084	59,989

		808,928
CAPITAL MARKETS — 3.49%
American Capital Ltd.[a]	16,183	255,530
Ameriprise Financial Inc.	7,361	810,225
Apollo Investment Corp.	12,537	104,182
Ares Capital Corp.	16,811	296,210
Arlington Asset Investment Corp. Class A	488	12,922
Artisan Partners Asset Management Inc.	409	26,278
Bank of New York Mellon Corp. (The)	65,751	2,320,353
BlackRock Inc.[c]	4,799	1,509,189
BlackRock Kelso Capital Corp.[c]	4,030	36,955
Calamos Asset Management Inc. Class A	1,035	13,383
Capital Southwest Corp.	784	27,220
Charles Schwab Corp. (The)	53,894	1,472,923
CIFC Corp.	304	2,475
Cowen Group Inc. Class Aa	4,789	21,119
E*TRADE Financial Corp.[a]	16,195	372,809
FBR & Co.[a]	489	12,631
Federated Investors Inc. Class B	1,381	42,176
Fidus Investment Corp.	847	16,356
Fifth Street Finance Corp.	7,698	72,823
Garrison Capital Inc.	345	4,875
GFI Group Inc.	3,875	13,756
Gladstone Capital Corp.	1,144	11,532
Gladstone Investment Corp.	1,641	13,571
Goldman Sachs Group Inc. (The)	25,993	4,258,953
Golub Capital BDC Inc.	2,367	42,227
GSV Capital Corp.[a,b]	1,052	10,667
Hercules Technology Growth Capital Inc.	3,346	47,078
HFF Inc. Class A	272	9,142
Horizon Technology Finance Corp.	355	4,441
ICG Group Inc.[a]	1,885	38,492
INTL FCStone Inc.[a,b]	728	13,694
Invesco Ltd.	25,339	937,543
Investment Technology Group Inc.[a]	2,063	41,673
Janus Capital Group Inc.	8,433	91,667
JMP Group Inc.	831	5,908
KCAP Financial Inc.[b]	1,784	15,449
KCG Holdings Inc. Class Aa	2,403	28,668
Legg Mason Inc.	6,268	307,383
LPL Financial Holdings Inc.	681	35,780

Security	Shares	Value

Main Street Capital Corp.	2,138	$70,255
Manning & Napier Inc.	748	12,544
Marcus & Millichap Inc.[a]	84	1,499
MCG Capital Corp.	4,210	15,956
Medallion Financial Corp.	1,035	13,672
Medley Capital Corp.	2,890	39,333
Morgan Stanley	86,330	2,690,906
MVC Capital Inc.	1,311	17,764
New Mountain Finance Corp.	2,999	43,635
NGP Capital Resources Co.	1,189	8,038
Northern Trust Corp.	13,626	893,321
Oppenheimer Holdings Inc. Class A	560	15,708
PennantPark Floating Rate Capital Ltd.	1,171	16,183
PennantPark Investment Corp.	3,700	40,885
Piper Jaffray Companies Inc.[a]	839	38,426
Prospect Capital Corp.	17,727	191,452
Raymond James Financial Inc.	6,884	385,022
Safeguard Scientifics Inc.[a]	1,128	25,019
SEI Investments Co.	444	14,923
Silvercrest Asset Management Group Inc.	65	1,189
Solar Capital Ltd.	2,752	59,939
Solar Senior Capital Ltd.	550	9,410
State Street Corp.	24,544	1,707,035
Stellus Capital Investment Corp.	748	10,756
Stifel Financial Corp.[a,b]	3,597	178,987
SWS Group Inc.[a]	1,654	12,372
TCP Capital Corp.	1,879	31,097
TD Ameritrade Holding Corp.	13,105	444,915
THL Credit Inc.	2,043	28,193
TICC Capital Corp.	3,396	33,213
Triangle Capital Corp.	1,496	38,731
Walter Investment Management Corp.[a,b]	2,107	62,852
WhiteHorse Finance Inc.	390	5,487

		20,516,975
CHEMICALS — 1.46%
A. Schulman Inc.	1,806	65,486
Air Products and Chemicals Inc.	11,856	1,411,338
Albemarle Corp.	2,853	189,496
Ashland Inc.	4,464	444,079
Axiall Corp.	3,935	176,760
Cabot Corp.	3,608	213,088
CF Industries Holdings Inc.	3,146	819,973
Chase Corp.	355	11,193
Cytec Industries Inc.	2,066	201,662
Dow Chemical Co. (The)	59,593	2,895,624
FutureFuel Corp.	1,051	21,335
Huntsman Corp.	10,906	266,325
Innospec Inc.	76	3,437
Intrepid Potash Inc.[a,b]	3,086	47,710
KMG Chemicals Inc.	87	1,364
Kraton Performance Polymers Inc.[a]	1,767	46,189
Kronos Worldwide Inc.	1,119	18,665
LSB Industries Inc.[a]	446	16,689
Minerals Technologies Inc.	1,930	124,601
Mosaic Co. (The)	17,088	854,400
Olin Corp.	1,583	43,707
OM Group Inc.	1,826	60,660
Penford Corp.[a]	456	6,548
PPG Industries Inc.	728	140,839
Quaker Chemical Corp.	591	46,589
Rockwood Holdings Inc.	1,092	81,245

45

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

RPM International Inc.	476	$19,916
Sensient Technologies Corp.	2,853	160,938
Sigma-Aldrich Corp.	379	35,391
Stepan Co.	436	28,148
Taminco Corp.[a]	99	2,080
Tredegar Corp.	872	20,065
W.R. Grace & Co.[a]	554	54,940
Westlake Chemical Corp.	330	21,839
Zep Inc.	725	12,833

		8,565,152
COMMERCIAL BANKS — 12.17%
1st Source Corp.	834	26,763
1st United Bancorp Inc.	1,481	11,344
Access National Corp.	399	6,468
American National Bankshares Inc.	442	10,396
Ameris Bancorp[a]	1,301	30,313
Ames National Corp.	453	9,984
Arrow Financial Corp.	551	14,568
Associated Banc-Corp.	9,495	171,480
BancFirst Corp.	369	20,896
Banco Latinoamericano de Comercio Exterior SA Class E	1,746	46,112
Bancorp Inc. (The)[a]	1,956	36,792
BancorpSouth Inc.	5,399	134,759
Bank of America Corp.	611,575	10,519,090
Bank of Hawaii Corp.	2,620	158,798
Bank of Kentucky Financial Corp.	307	11,525
Bank of Marin Bancorp	289	13,011
Bank of the Ozarks Inc.	550	37,433
BankUnited Inc.	3,634	126,354
Banner Corp.	1,151	47,433
Bar Harbor Bankshares	206	7,900
BB&T Corp.	39,790	1,598,364
BBCN Bancorp Inc.	4,295	73,616
BNC Bancorp	1,032	17,885
BOK Financial Corp.	1,494	103,161
Boston Private Financial Holdings Inc.	4,681	63,334
Bridge Bancorp Inc.	769	20,540
Bridge Capital Holdings[a,b]	675	16,038
Bryn Mawr Bank Corp.	842	24,191
C&F Financial Corp.	180	5,965
Camden National Corp.	433	17,840
Capital Bank Financial Corp.[a,b]	1,500	37,665
Capital City Bank Group Inc.	631	8,380
CapitalSource Inc.	11,370	165,888
Cardinal Financial Corp.	1,632	29,099
Cascade Bancorp[a,b]	340	1,904
Cathay General Bancorp	4,543	114,438
Center Bancorp Inc.	659	12,521
CenterState Banks Inc.	1,650	18,018
Central Pacific Financial Corp.	1,195	24,139
Century Bancorp Inc. Class A	188	6,413
Chemical Financial Corp.	1,791	58,118
Chemung Financial Corp.	200	5,424
CIT Group Inc.	11,500	563,730
Citigroup Inc.	172,666	8,218,902
Citizens & Northern Corp.	666	13,127
City Holding Co.	984	44,142
City National Corp.	2,631	207,112
CNB Financial Corp.	1,017	17,981
CoBiz Financial Inc.	2,048	23,593
Columbia Banking System Inc.	2,854	81,396

Security	Shares	Value

Comerica Inc.	10,532	$545,558
Commerce Bancshares Inc.	4,676	217,060
Community Bank System Inc.	2,318	90,448
Community Trust Bancorp Inc.	755	31,317
CommunityOne Bancorp.[a,b]	778	8,729
ConnectOne Bancorp Inc.[a]	196	9,596
CU Bancorp[a]	536	9,862
Cullen/Frost Bankers Inc.	3,000	232,590
Customers Bancorp Inc.[a]	1,126	23,500
CVB Financial Corp.	5,233	83,205
Eagle Bancorp Inc.[a]	1,267	45,739
East West Bancorp Inc.	7,952	290,248
Enterprise Bancorp Inc.	310	6,305
Enterprise Financial Services Corp.	995	19,970
F.N.B. Corp.	8,853	118,630
Farmers Capital Bank Corp.[a]	430	9,658
Fidelity Southern Corp.	1,101	15,381
Fifth Third Bancorp	49,765	1,142,107
Financial Institutions Inc.	752	17,311
First Bancorp (North Carolina)	1,207	22,933
First Bancorp (Puerto Rico)[a]	3,878	21,096
First Bancorp Inc. (Maine)	477	7,775
First Busey Corp.	4,167	24,169
First Citizens BancShares Inc. Class A	434	104,485
First Commonwealth Financial Corp.	5,752	51,998
First Community Bancshares Inc.	898	14,691
First Connecticut Bancorp Inc.	991	15,519
First Financial Bancorp	3,182	57,212
First Financial Bankshares Inc.	569	35,159
First Financial Corp.	619	20,848
First Financial Holdings Inc.	1,386	86,791
First Horizon National Corp.	13,795	170,230
First Interstate BancSystem Inc.	1,107	31,240
First Merchants Corp.	2,012	43,540
First Midwest Bancorp Inc.	4,053	69,225
First NBC Bank Holding Co.[a]	243	8,471
First Niagara Financial Group Inc.	19,990	188,905
First of Long Island Corp. (The)	433	17,584
First Republic Bank	6,579	355,200
First Security Group Inc[a]	3,527	7,336
FirstMerit Corp.	9,366	195,094
Flushing Financial Corp.	1,735	36,556
Fulton Financial Corp.	10,905	137,185
German American Bancorp Inc.	681	19,674
Glacier Bancorp Inc.	4,155	120,786
Great Southern Bancorp Inc.	563	16,907
Guaranty Bancorp	839	11,956
Hampton Roads Bankshares Inc.[a]	1,897	3,016
Hancock Holding Co.	4,801	175,957
Hanmi Financial Corp.	1,742	40,589
Heartland Financial USA Inc.	827	22,321
Heritage Commerce Corp.	1,136	9,156
Heritage Financial Corp.	852	14,416
Heritage Oaks Bancorp[a,b]	1,114	9,001
Home Bancshares Inc.	1,876	64,572
Home Federal Bancorp Inc.	929	14,455
HomeTrust Bancshares Inc.[a]	1,146	18,084
Horizon Bancorp	555	12,365
Hudson Valley Holding Corp.	850	16,193
Huntington Bancshares Inc.	47,768	476,247
IBERIABANK Corp.	1,697	119,045
Independent Bank Corp. (Massachusetts)	1,318	51,890
Independent Bank Group Inc.	209	12,279

46

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

International Bancshares Corp.	3,130	$78,500
Intervest Bancshares Corp.[a]	1,013	7,547
Investors Bancorp Inc.	2,653	73,329
J.P. Morgan Chase & Co.	214,388	13,015,495
KeyCorp	52,376	745,834
Lakeland Bancorp Inc.	2,066	23,243
Lakeland Financial Corp.	906	36,439
LCNB Corp.	348	6,020
M&T Bank Corp.	7,337	889,978
Macatawa Bank Corp.	1,333	6,718
MainSource Financial Group Inc.	1,105	18,896
MB Financial Inc.	3,169	98,112
Mercantile Bank Corp.	472	9,733
Merchants Bancshares Inc.	264	8,609
Metro Bancorp Inc.[a,b]	748	15,813
Middleburg Financial Corp.	293	5,160
MidSouth Bancorp Inc.	403	6,782
MidWestOne Financial Group Inc.	374	9,440
National Bank Holdings Corp. Class A	2,536	50,898
National Bankshares Inc.	382	13,947
National Penn Bancshares Inc.	6,757	70,611
NBT Bancorp Inc.	2,578	63,058
NewBridge Bancorp[a,b]	1,421	10,146
Northrim BanCorp Inc.	362	9,300
OFG Bancorp	2,639	45,364
Old National Bancorp	5,884	87,730
OmniAmerican Bancorp Inc.	656	14,950
Pacific Continental Corp.	1,012	13,925
Pacific Premier Bancorp Inc.[a]	865	13,961
PacWest Bancorp	2,196	94,450
Palmetto Bancshares Inc.[a]	257	3,621
Park National Corp.	629	48,364
Park Sterling Corp.	2,869	19,079
Peapack-Gladstone Financial Corp.	619	13,618
Penns Woods Bancorp Inc.	343	16,732
Peoples Bancorp Inc.	574	14,195
Pinnacle Financial Partners Inc.	2,059	77,192
PNC Financial Services Group Inc. (The)[c]	29,997	2,609,739
Popular Inc.[a]	5,843	181,075
Preferred Bank[a]	649	16,848
PrivateBancorp Inc.	3,630	110,751
Prosperity Bancshares Inc.	3,411	225,638
Regions Financial Corp.	80,535	894,744
Renasant Corp.	1,676	48,688
Republic Bancorp Inc. Class A	547	12,362
S&T Bancorp Inc.	1,789	42,399
S.Y. Bancorp Inc.	862	27,274
Sandy Spring Bancorp Inc.	1,293	32,299
Seacoast Banking Corp. of Florida[a,b]	794	8,734
Sierra Bancorp	651	10,364
Signature Bank[a]	2,411	302,797
Simmons First National Corp. Class A	944	35,183
Southside Bancshares Inc.[b]	993	31,160
Southwest Bancorp Inc.	1,086	19,179
State Bank Financial Corp.	1,738	30,745
Sterling Bancorp	4,668	59,097
Sterling Financial Corp.	1,925	64,160
Suffolk Bancorp[a]	537	11,975
Sun Bancorp Inc. (New Jersey)[a]	2,055	6,905
SunTrust Banks Inc.	30,712	1,222,030
Susquehanna Bancshares Inc.	10,594	120,666
SVB Financial Group[a]	2,528	325,556
Synovus Financial Corp.	55,821	189,233

Security	Shares	Value

Talmer Bancorp Inc. Class Aa	1,015	$14,860
Taylor Capital Group Inc.[a]	906	21,672
TCF Financial Corp.	9,262	154,305
Texas Capital Bancshares Inc.[a]	2,307	149,817
Tompkins Financial Corp.	820	40,147
TowneBank	1,504	23,327
TriCo Bancshares	918	23,804
Tristate Capital Holdings Inc.[a]	371	5,272
Trustmark Corp.	3,797	96,254
U.S. Bancorp	104,855	4,494,085
UMB Financial Corp.	2,010	130,047
Umpqua Holdings Corp.	6,445	120,135
Union First Market Bankshares Corp.	2,346	59,635
United Bankshares Inc.	2,600	79,612
United Community Banks Inc.[a,b]	2,288	44,410
Univest Corp. of Pennsylvania	937	19,227
Valley National Bancorp	11,326	117,904
VantageSouth Bancshares Inc.[a]	675	4,745
ViewPoint Financial Group	2,252	64,970
Washington Banking Co.	839	14,917
Washington Trust Bancorp Inc.	805	30,163
Webster Financial Corp.	5,100	158,406
Wells Fargo & Co.	273,841	13,620,851
WesBanco Inc.	1,415	45,039
West Bancorporation Inc.	848	12,881
Westamerica Bancorp	1,517	82,039
Western Alliance Bancorp[a,b]	4,208	103,517
Wilshire Bancorp Inc.	4,175	46,343
Wintrust Financial Corp.	2,444	118,925
Yadkin Financial Corp.[a]	817	17,492
Zions Bancorp	10,407	322,409

		71,517,308
COMMERCIAL SERVICES & SUPPLIES — 0.60%
ABM Industries Inc.	3,152	90,588
ACCO Brands Corp.[a]	6,413	39,504
ADT Corp. (The)[b]	10,445	312,828
ARC Document Solutions Inc.[a]	2,625	19,530
Brink’s Co. (The)	780	22,269
Casella Waste Systems Inc. Class Aa	202	1,032
CECO Environmental Corp.	294	4,877
Cenveo Inc.[a,b]	425	1,292
Cintas Corp.	4,184	249,408
CompX International Inc.	65	665
Courier Corp.	562	8,655
Covanta Holding Corp.	5,982	107,975
Deluxe Corp.	1,059	55,566
EnerNOC Inc.[a,b]	898	20,007
Ennis Inc.	1,419	23,513
G&K Services Inc. Class A	921	56,338
HNI Corp.	124	4,533
Intersections Inc.	732	4,319
Iron Mountain Inc.	956	26,357
KAR Auction Services Inc.	2,686	81,520
Kimball International Inc. Class B	1,735	31,421
Knoll Inc.	814	14,807
McGrath RentCorp	807	28,213
Mobile Mini Inc.	1,891	81,994
Multi-Color Corp.	273	9,555
NL Industries Inc.	368	3,989
Pitney Bowes Inc.	6,436	167,272
Quad Graphics Inc.	1,407	32,994

47

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

R.R. Donnelley & Sons Co.	5,422	$97,054
Republic Services Inc.	15,230	520,257
Schawk Inc.	646	12,914
SP Plus Corp.[a,b]	301	7,907
Steelcase Inc. Class A	4,213	69,978
Swisher Hygiene Inc.[a]	6,204	2,792
Tetra Tech Inc.[a,b]	3,378	99,955
TRC Companies Inc.[a,b]	917	6,098
UniFirst Corp.	370	40,678
United Stationers Inc.	2,297	94,338
Viad Corp.	1,113	26,756
Waste Connections Inc.	387	16,974
Waste Management Inc.	24,432	1,027,854
West Corp.	403	9,644

		3,534,220
COMMUNICATIONS EQUIPMENT — 1.53%
ADTRAN Inc.	1,178	28,755
ARRIS Group Inc.[a]	770	21,699
Aviat Networks Inc.[a]	3,324	5,285
Bel Fuse Inc. Class B	575	12,593
Black Box Corp.	838	20,397
Brocade Communications Systems Inc.[a]	25,081	266,109
Calix Inc.[a,b]	299	2,521
Ciena Corp.[a,b]	1,582	35,975
Cisco Systems Inc.	302,951	6,789,132
CommScope Holding Co. Inc.[a]	1,012	24,976
Comtech Telecommunications Corp.	915	29,152
Digi International Inc.[a,b]	1,410	14,312
EchoStar Corp. Class Aa	2,297	109,245
Emulex Corp.[a]	4,436	32,782
Extreme Networks Inc.[a]	5,243	30,409
Finisar Corp.[a,b]	5,303	140,583
Harmonic Inc.[a]	6,304	45,011
Harris Corp.	5,112	373,994
Infinera Corp.[a]	588	5,339
JDS Uniphase Corp.[a]	3,073	43,022
Juniper Networks Inc.[a]	23,301	600,234
KVH Industries Inc.[a]	109	1,434
Motorola Solutions Inc.	739	47,510
NETGEAR Inc.[a,b]	2,169	73,160
Numerex Corp. Class Aa	781	8,536
Oplink Communications Inc.[a]	1,041	18,696
PCTEL Inc.	1,023	8,931
Plantronics Inc.	196	8,712
Polycom Inc.[a]	7,843	107,606
Procera Networks Inc.[a]	942	9,787
Riverbed Technology Inc.[a]	500	9,855
ShoreTel Inc.[a,b]	2,909	25,017
Sonus Networks Inc.[a,b]	10,390	35,014
TESSCO Technologies Inc.	350	13,076
Westell Technologies Inc. Class Aa	2,901	10,705

		9,009,564
COMPUTERS & PERIPHERALS — 2.43%
Apple Inc.	12,930	6,940,048
Cray Inc.[a,b]	1,096	40,903
Diebold Inc.	3,601	143,644
Electronics For Imaging Inc.[a]	1,213	52,535
EMC Corp.	59,563	1,632,622
Fusion-io Inc.[a]	1,287	13,539

Security	Shares	Value

Hewlett-Packard Co.	110,209	$3,566,363
Hutchinson Technology Inc.[a]	1,318	3,730
Imation Corp.[a]	1,665	9,607
Immersion Corp.[a]	124	1,308
Nimble Storage Inc.[a]	336	12,731
QLogic Corp.[a]	5,027	64,094
Quantum Corp.[a,b]	12,342	15,057
SanDisk Corp.	7,003	568,574
Stratasys Ltd.[a]	899	95,375
Super Micro Computer Inc.[a]	1,793	31,145
Western Digital Corp.	12,022	1,103,860

		14,295,135
CONSTRUCTION & ENGINEERING — 0.42%
AECOM Technology Corp.[a,b]	5,270	169,536
Aegion Corp.[a,b]	2,152	54,467
Ameresco Inc. Class Aa	1,106	8,361
Argan Inc.	781	23,219
Comfort Systems USA Inc.	1,814	27,645
Dycom Industries Inc.[a]	1,181	37,331
EMCOR Group Inc.	3,794	177,521
Fluor Corp.	3,694	287,135
Furmanite Corp.[a]	804	7,895
Granite Construction Inc.	2,265	90,441
Great Lakes Dredge & Dock Corp.[a]	2,872	26,221
Jacobs Engineering Group Inc.[a]	7,485	475,298
KBR Inc.	8,362	223,098
Layne Christensen Co.[a,b]	1,084	19,718
Lexmark International Inc. Class A	3,633	168,172
MYR Group Inc.[a,b]	1,189	30,106
Northwest Pipe Co.[a,b]	526	19,020
Orion Marine Group Inc.[a,b]	1,480	18,604
Pike Corp.[a]	910	9,792
Quanta Services Inc.[a]	9,321	343,945
Sterling Construction Co. Inc.[a]	901	7,812
Tutor Perini Corp.[a]	1,981	56,795
URS Corp.	4,285	201,652

		2,483,784
CONSTRUCTION MATERIALS — 0.08%
Texas Industries Inc.[a,b]	85	7,618
United States Lime & Minerals Inc.	4	225
Vulcan Materials Co.	7,343	487,942

		495,785
CONSUMER FINANCE — 0.86%
Capital One Financial Corp.	33,097	2,553,765
Cash America International Inc.	1,606	62,184
Consumer Portfolio Services Inc.[a]	405	2,770
DFC Global Corp.[a]	2,294	20,256
Discover Financial Services	27,855	1,620,882
Encore Capital Group Inc.[a]	353	16,132
EZCORP Inc. Class A NVS[a]	2,883	31,108
First Marblehead Corp. (The)[a,b]	879	5,309
Green Dot Corp. Class Aa	1,463	28,572
Imperial Holdings Inc.[a]	966	5,555
JGWPT Holdings Inc. Class Aa	312	5,697
Nelnet Inc. Class A	1,304	53,334
Nicholas Financial Inc.	537	8,447
Regional Management Corp.[a]	155	3,822

48

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

Santander Consumer USA Holdings Inc.[a]	1,321	$31,810
SLM Corp.	25,356	620,715
Springleaf Holdings Inc.[a]	775	19,491

		5,089,849
CONTAINERS & PACKAGING — 0.24%
AptarGroup Inc.	1,124	74,297
Avery Dennison Corp.	3,836	194,370
Bemis Co. Inc.	3,259	127,883
Crown Holdings Inc.[a]	1,197	53,554
Greif Inc. Class A	1,420	74,536
MeadWestvaco Corp.	9,985	375,836
Myers Industries Inc.	1,383	27,549
Owens-Illinois Inc.[a]	3,825	129,400
Rock-Tenn Co. Class A	1,134	119,716
Sonoco Products Co.	5,709	234,183
UFP Technologies Inc.[a,b]	298	7,259

		1,418,583
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	543	39,422
Genuine Parts Co.	478	41,514
VOXX International Corp.[a]	1,024	14,008
Weyco Group Inc.	296	7,998

		102,942
DIVERSIFIED CONSUMER SERVICES — 0.14%
Apollo Education Group Inc.[a]	5,502	188,389
Ascent Media Corp. Class Aa	687	51,903
Bridgepoint Education Inc.[a]	1,033	15,381
Career Education Corp.[a]	2,961	22,089
Corinthian Colleges Inc.[a,b]	4,267	5,888
DeVry Education Group Inc.	3,596	152,434
Graham Holdings Co. Class B	250	175,938
Houghton Mifflin Harcourt Co.[a]	375	7,624
Lincoln Educational Services Corp.	1,230	4,637
Matthews International Corp. Class A	817	33,342
Regis Corp.	2,686	36,798
Service Corp. International	2,615	51,986
Steiner Leisure Ltd.[a]	566	26,178
Universal Technical Institute Inc.	1,200	15,540
Weight Watchers International Inc.[b]	685	14,070

		802,197
DIVERSIFIED FINANCIAL SERVICES — 2.79%
Berkshire Hathaway Inc. Class Ba	102,080	12,756,938
California First National Bancorp	112	1,719
CME Group Inc.	17,994	1,331,736
GAIN Capital Holdings Inc.	831	8,983
ING U.S. Inc.	4,242	153,857
Interactive Brokers Group Inc. Class A	2,636	57,122
IntercontinentalExchange Group Inc.	2,365	467,868
Leucadia National Corp.	14,681	411,068
Marlin Business Services Corp.	469	9,760
McGraw Hill Financial Inc.	8,274	631,306
MSCI Inc. Class Aa	3,968	170,703
NASDAQ OMX Group Inc. (The)	6,385	235,862
NewStar Financial Inc.[a,b]	1,492	20,679
PHH Corp.[a,b]	3,325	85,918

Security	Shares	Value

PICO Holdings Inc.[a]	1,235	$32,098
Resource America Inc. Class A	665	5,699

		16,381,316
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
AT&T Inc.	305,205	10,703,539
Cbeyond Inc.[a]	1,170	8,483
CenturyLink Inc.	32,779	1,076,462
Cincinnati Bell Inc.[a]	8,564	29,631
Fairpoint Communications Inc.[a]	163	2,217
Frontier Communications Corp.[b]	56,348	321,184
Hawaiian Telcom Holdco Inc.[a,b]	563	16,040
IDT Corp. Class B	68	1,133
inContact Inc.[a,b]	154	1,478
Inteliquent Inc.	895	13,004
Intelsat SAa,b	1,191	22,296
Iridium Communications Inc.[a,b]	3,625	27,224
Level 3 Communications Inc.[a,b]	6,502	254,488
magicJack VocalTec Ltd.[a,b]	264	5,605
ORBCOMM Inc.[a]	2,077	14,228
Premiere Global Services Inc.[a,b]	2,112	25,471
Straight Path Communications Inc. Class Ba	34	250
Towerstream Corp.[a]	864	2,030
Vonage Holdings Corp.[a]	9,004	38,447
Windstream Holdings Inc.	1,845	15,203

		12,578,413
ELECTRIC UTILITIES — 3.19%
ALLETE Inc.[b]	2,250	117,945
American Electric Power Co. Inc.	27,564	1,396,392
Cleco Corp.	3,441	174,046
Duke Energy Corp.	40,012	2,849,655
Edison International	18,555	1,050,398
El Paso Electric Co.	2,331	83,287
Empire District Electric Co. (The)	2,511	61,067
Entergy Corp.	10,167	679,664
Exelon Corp.	48,531	1,628,700
FirstEnergy Corp.	23,803	810,016
Genie Energy Ltd. Class Ba	839	8,365
Great Plains Energy Inc.	8,676	234,599
Hawaiian Electric Industries Inc.	5,568	141,539
IDACORP Inc.	2,845	157,812
MGE Energy Inc.	1,908	74,851
NextEra Energy Inc.	24,134	2,307,693
Northeast Utilities	17,930	815,815
NRG Yield Inc. Class A	1,243	49,136
OGE Energy Corp.	11,371	417,998
Otter Tail Corp.	2,048	63,058
Pepco Holdings Inc.	14,039	287,519
Pinnacle West Capital Corp.	6,213	339,603
PNM Resources Inc.	4,575	123,662
Portland General Electric Co.	4,283	138,512
PPL Corp.	35,796	1,186,279
Southern Co. (The)	49,465	2,173,492
UIL Holdings Corp.	3,207	118,050
Unitil Corp.	769	25,254
UNS Energy Corp.	2,208	132,546
Westar Energy Inc.	7,286	256,176
Xcel Energy Inc.	28,323	859,886

		18,763,015

49

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.60%
American Superconductor Corp.[a,b]	1,924	$3,098
Babcock & Wilcox Co. (The)	1,962	65,138
Brady Corp. Class A	2,688	72,979
Eaton Corp. PLC	26,800	2,013,216
Emerson Electric Co.	10,343	690,912
Encore Wire Corp.	1,023	49,626
EnerSys Inc.	1,835	127,147
Franklin Electric Co. Inc.	170	7,228
General Cable Corp.	2,572	65,869
Global Power Equipment Group Inc.	940	18,697
GrafTech International Ltd.[a,b]	6,431	70,227
Hubbell Inc. Class B	923	110,640
LSI Industries Inc.	1,084	8,878
Powell Industries Inc.	527	34,150
Preformed Line Products Co.	115	7,883
Regal Beloit Corp.	2,535	184,320
Vicor Corp.[a]	905	9,231

		3,539,239
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
Aeroflex Holding Corp.[a,b]	1,102	9,158
Agilysys Inc.[a]	723	9,688
Anixter International Inc.	660	67,003
Arrow Electronics Inc.[a,b]	5,946	352,955
Audience Inc.[a]	648	8,100
Avnet Inc.	7,854	365,447
AVX Corp.	2,629	34,650
Belden Inc.	275	19,140
Benchmark Electronics Inc.[a]	3,191	72,276
CDW Corp.	951	26,095
Checkpoint Systems Inc.[a]	2,202	29,551
Coherent Inc.[a]	204	13,331
Control4 Corp.[a,b]	271	5,748
Corning Inc.	79,139	1,647,674
CTS Corp.	1,875	39,150
Daktronics Inc.	1,514	21,786
Dolby Laboratories Inc. Class Aa	1,522	67,729
Electro Rent Corp.	520	9,147
Electro Scientific Industries Inc.	1,303	12,835
Fabrinet[a,b]	1,597	33,170
FARO Technologies Inc.[a]	88	4,664
FLIR Systems Inc.	2,426	87,336
GSI Group Inc.[a]	1,471	19,211
II-VI Inc.[a,b]	2,883	44,485
Ingram Micro Inc. Class Aa	8,720	257,763
Insight Enterprises Inc.[a]	2,428	60,967
Itron Inc.[a,b]	2,329	82,773
Jabil Circuit Inc.	11,443	205,974
Kemet Corp.[a]	2,694	15,652
Knowles Corporation[a]	1,264	39,904
Littelfuse Inc.	103	9,645
Measurement Specialties Inc.[a]	97	6,581
Mercury Systems Inc.[a]	1,656	21,876
Methode Electronics Inc.	921	28,238
Multi-Fineline Electronix Inc.[a]	402	5,146
Newport Corp.[a,b]	2,109	43,614
OSI Systems Inc.[a]	85	5,088
Park Electrochemical Corp.	1,130	33,753
PC Connection Inc.	526	10,688
Plexus Corp.[a]	1,931	77,375

Security	Shares	Value

RadiSys Corp.[a,b]	1,485	$5,331
RealD Inc.[a]	352	3,932
Richardson Electronics Ltd.	823	8,855
Rofin-Sinar Technologies Inc.[a,b]	1,570	37,617
Rogers Corp.[a]	630	39,325
Sanmina Corp.[a]	4,752	82,922
ScanSource Inc.[a]	1,501	61,196
Speed Commerce Inc.[a]	2,256	8,212
SYNNEX Corp.[a]	1,553	94,127
Tech Data Corp.[a]	2,143	130,637
TTM Technologies Inc.[a]	2,906	24,556
Viasystems Group Inc.[a,b]	271	3,393
Vishay Intertechnology Inc.	7,591	112,954
Vishay Precision Group Inc.[a]	668	11,610
Zebra Technologies Corp. Class Aa	2,617	181,646
Zygo Corp.[a,b]	1,050	15,950

		4,727,629
ENERGY EQUIPMENT & SERVICES — 1.38%
Atwood Oceanics Inc.[a]	2,629	132,475
Baker Hughes Inc.	23,458	1,525,239
Basic Energy Services Inc.[a]	1,689	46,296
Bolt Technology Corp.	472	9,331
Bristow Group Inc.	2,042	154,212
C&J Energy Services Inc.[a,b]	2,538	74,008
Cal Dive International Inc.[a,b]	5,290	8,993
Cameron International Corp.[a]	4,669	288,404
CARBO Ceramics Inc.	636	87,762
CHC Group Ltd.[a]	1,429	10,560
Dawson Geophysical Co.	446	12,492
Diamond Offshore Drilling Inc.[b]	3,891	189,725
ERA Group Inc.[a]	1,133	33,208
Exterran Holdings Inc.	3,252	142,698
Forum Energy Technologies Inc.[a,b]	1,112	34,450
Frank’s International NV	1,056	26,168
Gulf Island Fabrication Inc.	805	17,396
GulfMark Offshore Inc. Class A	1,504	67,590
Helix Energy Solutions Group Inc.[a]	5,980	137,420
Helmerich & Payne Inc.	5,371	577,705
Hercules Offshore Inc.[a,b]	9,605	44,087
Hornbeck Offshore Services Inc.[a]	1,939	81,070
ION Geophysical Corp.[a]	5,877	24,742
Key Energy Services Inc.[a]	8,262	76,341
Matrix Service Co.[a]	1,236	41,752
McDermott International Inc.[a,b]	13,466	105,304
Mitcham Industries Inc.[a]	728	10,148
Nabors Industries Ltd.	16,640	410,176
National Oilwell Varco Inc.	24,187	1,883,442
Natural Gas Services Group Inc.[a]	669	20,164
Newpark Resources Inc.[a]	929	10,637
North Atlantic Drilling Ltd.	2,980	26,343
Nuverra Environmental Solutions Inc.[a,b]	939	19,052
Oil States International Inc.[a,b]	3,161	311,675
Parker Drilling Co.[a,b]	7,314	51,856
Patterson-UTI Energy Inc.	8,292	262,691
PHI Inc.[a]	634	28,048
Pioneer Energy Services Corp.[a]	3,515	45,519
Rowan Companies PLC Class Aa	7,007	235,996
RPC Inc.	777	15,866
SEACOR Holdings Inc.[a]	1,037	89,618
Superior Energy Services Inc.	9,013	277,240
Tesco Corp.[a]	1,669	30,877

50

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

TETRA Technologies Inc.[a]	4,261	$54,541
Tidewater Inc.	2,799	136,087
Unit Corp.[a]	2,780	181,756
Vantage Drilling Co.[a,b]	11,075	18,938
Willbros Group Inc.[a]	2,503	31,588

		8,101,686
FOOD & STAPLES RETAILING — 1.61%
Andersons Inc. (The)	1,539	91,170
CVS Caremark Corp.	61,428	4,598,500
Fairway Group Holdings Corp.[a,b]	526	4,019
Ingles Markets Inc. Class A	681	16,221
Pantry Inc. (The)[a]	1,179	18,086
Rite Aid Corp.[a]	16,201	101,580
Roundy’s Inc.	1,417	9,749
Safeway Inc.	12,537	463,117
Spartan Stores Inc.	2,254	52,315
Sprouts Farmers Market Inc.[a,b]	332	11,962
SUPERVALU Inc.[a]	2,806	19,193
Sysco Corp.	21,914	791,753
Village Super Market Inc. Class A	119	3,142
Wal-Mart Stores Inc.	30,743	2,349,687
Walgreen Co.	13,334	880,444
Weis Markets Inc.	619	30,486

		9,441,424
FOOD PRODUCTS — 1.38%
Archer-Daniels-Midland Co.	34,590	1,500,860
Boulder Brands Inc.[a]	180	3,172
Bunge Ltd.	8,387	666,850
Cal-Maine Foods Inc.	104	6,529
Campbell Soup Co.	3,372	151,335
Chiquita Brands International Inc.[a]	2,491	31,013
ConAgra Foods Inc.	1,766	54,799
Darling International Inc.[a]	6,588	131,892
Dean Foods Co.	5,300	81,938
Diamond Foods Inc.[a]	1,212	42,335
Fresh Del Monte Produce Inc.	2,076	57,235
Griffin Land & Nurseries Inc.	154	4,657
Ingredion Inc.	3,836	261,155
J.M. Smucker Co. (The)	5,269	512,357
John B. Sanfilippo & Son Inc.	448	10,313
Kellogg Co.	1,139	71,427
Mondelez International Inc. Class A	101,164	3,495,216
Omega Protein Corp.[a]	1,211	14,617
Pinnacle Foods Inc.	807	24,097
Post Holdings Inc.[a]	2,181	120,217
Seaboard Corp.[a]	15	39,322
Seneca Foods Corp. Class Aa,b	433	13,631
Snyders-Lance Inc.	2,288	64,499
Tootsie Roll Industries Inc.	107	3,207
TreeHouse Foods Inc.[a,b]	722	51,977
Tyson Foods Inc. Class A	15,814	695,974

		8,110,624
GAS UTILITIES — 0.37%
AGL Resources Inc.	6,678	326,955
Atmos Energy Corp.	5,624	265,059
Chesapeake Utilities Corp.	530	33,475
Delta Natural Gas Co. Inc.	375	7,770

Security	Shares	Value

Laclede Group Inc. (The)	1,862	$87,793
National Fuel Gas Co.	4,172	292,207
New Jersey Resources Corp.	2,387	118,873
Northwest Natural Gas Co.	1,579	69,492
ONE GAS Inc.[a]	176	6,324
Piedmont Natural Gas Co.	4,267	151,009
Questar Corp.	8,618	204,936
South Jersey Industries Inc.	1,454	81,555
Southwest Gas Corp.	2,616	139,825
UGI Corp.	6,427	293,135
WGL Holdings Inc.	2,913	116,695

		2,195,103
HEALTH CARE EQUIPMENT & SUPPLIES — 2.41%
Abbott Laboratories	88,375	3,403,321
Alere Inc.[a]	4,584	157,460
Alphatec Holdings Inc.[a]	2,956	4,434
Analogic Corp.	380	31,202
AngioDynamics Inc.[a,b]	1,387	21,845
Anika Therapeutics Inc.[a]	281	11,549
ArthroCare Corp.[a]	269	12,963
Boston Scientific Corp.[a]	76,780	1,038,066
CareFusion Corp.[a]	11,863	477,130
CONMED Corp.	1,556	67,608
Cooper Companies Inc. (The)	713	97,938
Covidien PLC	26,656	1,963,481
CryoLife Inc.	1,424	14,183
Cutera Inc.[a,b]	830	9,288
Cynosure Inc. Class Aa	755	22,122
DENTSPLY International Inc.	5,839	268,828
Derma Sciences Inc.[a]	1,423	18,044
Exactech Inc.[a,b]	368	8,302
Greatbatch Inc.[a]	1,447	66,446
Hill-Rom Holdings Inc.	3,409	131,383
Hologic Inc.[a]	10,759	231,318
ICU Medical Inc.[a]	71	4,251
Integra LifeSciences Holdings Corp.[a]	594	27,318
Invacare Corp.	1,752	33,411
LDR Holding Corp.[a]	118	4,051
Medical Action Industries Inc.[a]	489	3,408
Medtronic Inc.	57,600	3,544,704
Merit Medical Systems Inc.[a,b]	2,621	37,480
Natus Medical Inc.[a]	609	15,712
NuVasive Inc.[a]	1,978	75,975
OraSure Technologies Inc.[a]	3,141	25,034
Orthofix International NVa,b	1,102	33,225
PhotoMedex Inc.[a,b]	546	8,643
Rockwell Medical Technologies Inc.[a,b]	1,860	23,548
RTI Surgical Inc.[a]	2,860	11,669
St. Jude Medical Inc.	5,831	381,289
Staar Surgical Co.[a]	148	2,782
Stryker Corp.	7,921	645,324
Symmetry Medical Inc.[a]	2,112	21,247
Teleflex Inc.	2,322	249,011
Tornier NVa,b	1,472	31,236
Wright Medical Group Inc.[a]	2,328	72,331
Zimmer Holdings Inc.	8,977	849,045

		14,157,605
HEALTH CARE PROVIDERS & SERVICES — 2.55%
Addus HomeCare Corp.[a,b]	276	6,362

51

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

Aetna Inc.	15,798	$1,184,376
Alliance HealthCare Services Inc.[a]	174	5,834
Almost Family Inc.[a]	453	10,464
Amedisys Inc.[a]	2,038	30,346
AmSurg Corp.[a]	1,310	61,675
BioScrip Inc.[a]	2,593	18,099
Cardinal Health Inc.	19,456	1,361,531
Chindex International Inc.[a]	644	12,288
Cigna Corp.	15,273	1,278,808
Community Health Systems Inc.[a]	4,957	194,166
Cross Country Healthcare Inc.[a]	1,513	12,210
Ensign Group Inc. (The)	62	2,706
Envision Healthcare Holdings Inc.[a]	944	31,936
Express Scripts Holding Co.[a]	5,568	418,101
Five Star Quality Care Inc.[a]	2,898	14,084
Hanger Inc.[a,b]	1,111	37,418
HCA Holdings Inc.[a]	14,163	743,558
Health Net Inc.[a]	4,549	154,712
HealthSouth Corp.	821	29,499
Healthways Inc.[a]	662	11,347
Humana Inc.	8,909	1,004,222
Kindred Healthcare Inc.	3,233	75,717
LHC Group Inc.[a,b]	823	18,155
LifePoint Hospitals Inc.[a,b]	2,667	145,485
Magellan Health Services Inc.[a]	1,521	90,271
MEDNAX Inc.[a,b]	2,006	124,332
National Healthcare Corp.	696	38,816
National Research Corp. Class Aa	342	5,674
Omnicare Inc.	5,930	353,843
Owens & Minor Inc.	2,813	98,539
Patterson Companies Inc.	526	21,966
PharMerica Corp.[a]	1,601	44,796
Premier Inc.[a,b]	652	21,483
Quest Diagnostics Inc.	7,758	449,343
Select Medical Holdings Corp.	2,755	34,300
Skilled Healthcare Group Inc. Class Aa	75	395
Surgical Care Affiliates Inc.[a,b]	328	10,086
Triple-S Management Corp. Class Ba	1,307	21,095
UnitedHealth Group Inc.	57,823	4,740,908
Universal American Corp.	2,057	14,543
Universal Health Services Inc. Class B	1,675	137,467
USMD Holdings Inc.[a]	67	854
VCA Antech Inc.[a]	5,017	161,698
WellCare Health Plans Inc.[a]	2,448	155,497
WellPoint Inc.	16,064	1,599,171

		14,988,176
HEALTH CARE TECHNOLOGY — 0.04%
Allscripts Healthcare Solutions Inc.[a]	10,043	181,075
Omnicell Inc.[a]	836	23,926
Veeva Systems Inc.[a,b]	302	8,064
Vocera Communications Inc.[a,b]	208	3,397

		216,462
HOTELS, RESTAURANTS & LEISURE — 0.65%
ARAMARK Holdings Corp.	298	8,618
Biglari Holdings Inc.[a]	81	39,487
Bob Evans Farms Inc.	1,381	69,091
Bravo Brio Restaurant Group Inc.[a]	81	1,143
Caesars Entertainment Corp.[a]	205	3,897
Carnival Corp.	23,786	900,538

Security	Shares	Value

Carrols Restaurant Group Inc.[a]	1,330	$9,536
Choice Hotels International Inc.	1,482	68,172
ClubCorp Holdings Inc.	618	11,680
Darden Restaurants Inc.	2,538	128,829
Del Frisco’s Restaurant Group Inc.[a]	345	9,626
Denny’s Corp.[a,b]	1,008	6,482
Diamond Resorts International Inc.[a,b]	517	8,763
DineEquity Inc.	448	34,975
Einstein Noah Restaurant Group Inc.	61	1,004
Hilton Worldwide Holdings Inc.[a]	3,330	74,059
Hyatt Hotels Corp. Class Aa	2,484	133,664
International Speedway Corp. Class A	1,703	57,885
Intrawest Resorts Holdings Inc.[a]	632	8,241
Isle of Capri Casinos Inc.[a]	1,177	9,028
Jack in the Box Inc.[a]	464	27,348
Life Time Fitness Inc.[a,b]	1,144	55,026
Luby’s Inc.[a,b]	1,028	6,333
Marcus Corp. (The)	1,130	18,871
Marriott International Inc. Class A	1,546	86,607
Marriott Vacations Worldwide Corp.[a]	1,651	92,307
MGM Resorts International[a]	20,981	542,569
Monarch Casino & Resort Inc.[a]	439	8,135
Morgans Hotel Group Co.[a]	761	6,118
Noodles & Co.[a,b]	177	6,986
Norwegian Cruise Line Holdings Ltd.[a]	96	3,098
Orient-Express Hotels Ltd. Class Aa	5,407	77,915
Penn National Gaming Inc.[a]	3,959	48,775
Pinnacle Entertainment Inc.[a]	253	5,996
Red Robin Gourmet Burgers Inc.[a]	99	7,096
Royal Caribbean Cruises Ltd.	9,203	502,116
Ruby Tuesday Inc.[a]	3,556	19,949
Scientific Games Corp. Class Aa	674	9,254
Sonic Corp.[a]	652	14,859
Speedway Motorsports Inc.	647	12,118
Starwood Hotels & Resorts Worldwide Inc.	6,408	510,077
Town Sports International Holdings Inc.	1,363	11,572
Wendy’s Co. (The)	16,164	147,416

		3,805,259
HOUSEHOLD DURABLES — 0.68%
Bassett Furniture Industries Inc.	632	9,385
Beazer Homes USA Inc.[a]	627	12,590
Cavco Industries Inc.[a]	25	1,961
CSS Industries Inc.	546	14,742
D.R. Horton Inc.	15,921	344,690
Ethan Allen Interiors Inc.	180	4,581
Flexsteel Industries	259	9,744
Garmin Ltd.	6,893	380,907
Harman International Industries Inc.	3,842	408,789
Helen of Troy Ltd.[a]	1,763	122,053
Hooker Furniture Corp.	586	9,177
Hovnanian Enterprises Inc. Class Aa,b	1,558	7,369
La-Z-Boy Inc.	2,235	60,569
Leggett & Platt Inc.	8,074	263,535
Lennar Corp. Class A	9,330	369,655
LGI Homes Inc.[a,b]	478	8,246
Lifetime Brands Inc.	526	9,394
M.D.C. Holdings Inc.	1,762	49,829
M/I Homes Inc.[a]	988	22,151
Meritage Homes Corp.[a]	360	15,077
Mohawk Industries Inc.[a]	3,428	466,139
NACCO Industries Inc. Class A	295	15,992

52

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

Newell Rubbermaid Inc.	6,863	$205,204
NVR Inc.[a,b]	45	51,615
Skullcandy Inc.[a]	1,019	9,354
Standard-Pacific Corp.[a]	8,370	69,555
Taylor Morrison Home Corp. Class Aa	210	4,935
Toll Brothers Inc.[a,b]	10,078	361,800
TRI Pointe Homes Inc.[a,b]	769	12,481
UCP Inc.[a]	305	4,593
Universal Electronics Inc.[a]	828	31,787
WCI Communities Inc.[a,b]	401	7,924
Whirlpool Corp.	4,166	622,650
Zagg Inc.[a]	1,742	8,048

		3,996,521
HOUSEHOLD PRODUCTS — 2.29%
Central Garden & Pet Co. Class Aa	1,783	14,746
Clorox Co. (The)	1,217	107,108
Energizer Holdings Inc.	3,518	354,403
Harbinger Group Inc.[a,b]	2,255	27,579
Kimberly-Clark Corp.	3,619	398,995
Oil-Dri Corp. of America	136	4,698
Orchids Paper Products Co.	174	5,324
Procter & Gamble Co. (The)	155,464	12,530,398

		13,443,251
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.29%
AES Corp. (The)	35,507	507,040
Atlantic Power Corp.	6,897	20,001
Calpine Corp.[a]	18,483	386,480
Dynegy Inc.[a]	5,652	140,961
NRG Energy Inc.	18,180	578,124
Ormat Technologies Inc.[b]	1,002	30,070
Pattern Energy Group Inc.	1,047	28,405

		1,691,081
INDUSTRIAL CONGLOMERATES — 3.11%
3M Co.	6,013	815,723
Carlisle Companies Inc.	3,414	270,867
Danaher Corp.	27,028	2,027,100
General Electric Co.	586,439	15,182,906

		18,296,596
INSURANCE — 5.24%
ACE Ltd.	19,275	1,909,381
Aflac Inc.	26,414	1,665,139
Alleghany Corp.[a]	946	385,381
Allied World Assurance Co. Holdings Ltd.	1,306	134,766
Allstate Corp. (The)	26,629	1,506,669
Ambac Financial Group Inc.[a]	1,898	58,895
American Equity Investment Life Holding Co.	3,342	78,938
American Financial Group Inc.	3,796	219,067
American International Group Inc.	83,694	4,185,537
American National Insurance Co.	396	44,768
Amerisafe Inc.	1,010	44,349
AmTrust Financial Services Inc.[b]	333	12,524
Aon PLC	3,998	336,951
Arch Capital Group Ltd.[a]	7,047	405,484
Argo Group International Holdings Ltd.[b]	1,022	46,910
Aspen Insurance Holdings Ltd.	3,791	150,503

Security	Shares	Value

Assurant Inc.	4,163	$270,428
Assured Guaranty Ltd.	9,440	239,021
Axis Capital Holdings Ltd.	4,764	218,429
Baldwin & Lyons Inc. Class B	459	12,067
Blue Capital Reinsurance Holdings Ltd.[a]	299	5,200
Brown & Brown Inc.	3,612	111,105
Chubb Corp. (The)	11,916	1,064,099
Cincinnati Financial Corp.	9,201	447,721
Citizens Inc.[a,b]	2,244	16,606
CNA Financial Corp.	1,456	62,200
CNO Financial Group Inc.	12,548	227,119
Crawford & Co. Class B	1,359	14,827
Donegal Group Inc. Class A	433	6,313
EMC Insurance Group Inc.	265	9,415
Employers Holdings Inc.	681	13,777
Endurance Specialty Holdings Ltd.	1,599	86,074
Enstar Group Ltd.[a]	353	48,117
Everest Re Group Ltd.[b]	2,687	411,245
FBL Financial Group Inc. Class A	538	23,306
Fidelity & Guaranty Life	584	13,782
Fidelity National Financial Inc. Class A	14,424	453,491
First American Financial Corp.	6,115	162,353
Fortegra Financial Corp.[a,b]	340	2,390
Genworth Financial Inc. Class Aa	28,215	500,252
Global Indemnity PLC[a]	633	16,673
Greenlight Capital Re Ltd. Class Aa	1,113	36,506
Hallmark Financial Services Inc.[a]	741	6,158
Hanover Insurance Group Inc. (The)	1,773	108,933
Hartford Financial Services Group Inc. (The)	25,954	915,398
HCC Insurance Holdings Inc.	5,783	263,069
Hilltop Holdings Inc.[a]	3,884	92,400
Horace Mann Educators Corp.	2,200	63,800
Independence Holding Co.	451	6,052
Infinity Property and Casualty Corp.	338	22,859
Investors Title Co.	76	5,768
Kansas City Life Insurance Co.	247	11,905
Kemper Corp.	2,694	105,524
Lincoln National Corp.	15,166	768,461
Loews Corp.	16,136	710,791
Maiden Holdings Ltd.	2,725	34,008
Markel Corp.[a,b]	785	467,939
Marsh & McLennan Companies Inc.	10,475	516,418
MBIA Inc.[a]	8,095	113,249
Meadowbrook Insurance Group Inc.	2,572	14,995
Mercury General Corp.	1,223	55,133
MetLife Inc.	50,688	2,676,326
Montpelier Re Holdings Ltd.[b]	2,611	77,703
National Interstate Corp.	349	9,357
National Western Life Insurance Co. Class A	139	33,986
Navigators Group Inc. (The)[a]	580	35,606
Old Republic International Corp.	14,665	240,506
OneBeacon Insurance Group Ltd. Class A	1,213	18,753
PartnerRe Ltd.	3,065	317,228
Phoenix Companies Inc. (The)[a]	310	16,043
Platinum Underwriters Holdings Ltd.[b]	1,718	103,252
Primerica Inc.	3,225	151,930
Principal Financial Group Inc.	16,709	768,447
ProAssurance Corp.	3,499	155,810
Progressive Corp. (The)	6,680	161,790
Protective Life Corp.	4,438	233,394
Prudential Financial Inc.	16,241	1,374,801
Reinsurance Group of America Inc.	4,090	325,687
RenaissanceRe Holdings Ltd.[b]	2,377	231,995

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

RLI Corp.	2,436	$107,769
Safety Insurance Group Inc.	808	43,511
Selective Insurance Group Inc.	3,334	77,749
StanCorp Financial Group Inc.	2,523	168,536
State Auto Financial Corp.	991	21,118
Stewart Information Services Corp.	1,279	44,931
Symetra Financial Corp.	4,593	91,033
Third Point Reinsurance Ltd.[a]	1,018	16,135
Torchmark Corp.	5,205	409,634
Tower Group International Ltd.[b]	2,996	8,089
Travelers Companies Inc. (The)	14,652	1,246,885
United Fire Group Inc.	1,087	32,990
Universal Insurance Holdings Inc.	1,103	14,008
Unum Group	15,047	531,310
Validus Holdings Ltd.	4,872	183,723
W.R. Berkley Corp.	5,811	241,854
White Mountains Insurance Group Ltd.	353	211,765
XL Group PLC	15,694	490,438

		30,814,730
INTERNET & CATALOG RETAIL — 0.14%
1-800-FLOWERS.COM Inc. Class Aa	336	1,892
FTD Companies Inc.[a]	1,100	34,991
Liberty Interactive Corp. Series Aa	25,956	749,350
RetailMeNot Inc.[a]	137	4,384
Valuevision Media Inc. Class Aa	285	1,385
zulily Inc.[a,b]	308	15,458

		807,460
INTERNET SOFTWARE & SERVICES — 0.42%
Angie’s List Inc.[a,b]	1,035	12,606
AOL Inc.[a]	4,373	191,406
Bankrate Inc.[a]	2,610	44,213
Bazaarvoice Inc.[a,b]	1,208	8,818
Benefitfocus Inc.[a,b]	124	5,824
Blucora Inc.[a]	851	16,756
Cvent Inc.[a,b]	8	289
Dealertrack Technologies Inc.[a]	251	12,347
Demand Media Inc.[a,b]	2,044	9,913
Digital River Inc.[a]	2,034	35,453
EarthLink Holdings Corp.	5,791	20,906
Endurance International Group Holdings Inc.[a,b]	632	8,222
Gogo Inc.[a,b]	262	5,382
Internap Network Services Corp.[a,b]	3,034	21,481
IntraLinks Holdings Inc.[a,b]	2,023	20,695
Limelight Networks Inc.[a]	3,328	7,255
Marchex Inc. Class B	1,300	13,663
Monster Worldwide Inc.[a]	5,443	40,714
Perficient Inc.[a]	1,649	29,880
QuinStreet Inc.[a]	1,788	11,872
RealNetworks Inc.[a]	1,192	9,035
Rocket Fuel Inc.[a,b]	144	6,175
Shutterstock Inc.[a,b]	123	8,931
TechTarget Inc.[a]	854	6,157
Textura Corp.[a,b]	199	5,017
Twitter Inc.[a,b]	1,158	54,044
United Online Inc.	790	9,132
Unwired Planet Inc.[a]	175	380
Vocus Inc.[a]	959	12,784
Yahoo! Inc.[a]	50,664	1,818,838

		2,448,188

Security	Shares	Value

IT SERVICES — 0.67%
Acxiom Corp.[a,b]	3,133	$107,760
Amdocs Ltd.	9,095	422,554
Booz Allen Hamilton Holding Corp.	99	2,178
CACI International Inc. Class Aa	1,303	96,161
CIBER Inc.[a,b]	4,008	18,357
Computer Sciences Corp.	8,552	520,133
Convergys Corp.	5,876	128,743
CoreLogic Inc.[a]	5,537	166,331
CSG Systems International Inc.	751	19,556
DST Systems Inc.	351	33,271
Fidelity National Information Services Inc.	15,056	804,743
Global Cash Access Inc.[a]	3,736	25,629
Hackett Group Inc. (The)	1,024	6,124
Leidos Holdings Inc.	4,150	146,785
ManTech International Corp. Class Ab	1,281	37,674
ModusLink Global Solutions Inc.[a]	2,511	10,622
MoneyGram International Inc.[a]	843	14,879
Paychex Inc.	1,841	78,427
PRGX Global Inc.[a]	1,637	11,344
Science Applications International Corp.	2,305	86,184
Sykes Enterprises Inc.[a]	2,201	43,734
TeleTech Holdings Inc.[a]	390	9,559
Total System Services Inc.	2,063	62,736
Unisys Corp.[a,b]	2,755	83,917
VeriFone Systems Inc.[a]	6,136	207,519
Xerox Corp.	69,400	784,220

		3,929,140
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Black Diamond Inc.[a,b]	1,279	15,642
Brunswick Corp.	276	12,500
Callaway Golf Co.	4,273	43,670
Hasbro Inc.	959	53,340
JAKKS Pacific Inc.[b]	1,120	8,086
Johnson Outdoors Inc. Class A	367	9,329
LeapFrog Enterprises Inc.[a,b]	3,604	27,030

		169,597
LIFE SCIENCES TOOLS & SERVICES — 0.79%
Affymetrix Inc.[a,b]	3,874	27,622
Agilent Technologies Inc.	17,446	975,580
Albany Molecular Research Inc.[a]	1,312	24,390
Bio-Rad Laboratories Inc. Class Aa,b	1,149	147,210
Cambrex Corp.[a]	768	14,492
Charles River Laboratories International Inc.[a]	1,514	91,355
Harvard Bioscience Inc.[a]	1,410	6,683
Pacific Biosciences of California Inc.[a]	2,533	13,552
PerkinElmer Inc.	6,353	286,266
QIAGEN NVa	13,214	278,683
Quintiles Transnational Holdings Inc.[a]	846	42,951
TECHNE Corp.	1,113	95,017
Thermo Fisher Scientific Inc.	22,166	2,665,240

		4,669,041
MACHINERY — 2.22%
Accuride Corp.[a]	152	673
Actuant Corp. Class A	4,126	140,903
AGCO Corp.	5,494	303,049

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

Alamo Group Inc.	359	$19,504
Albany International Corp. Class A	1,332	47,339
American Railcar Industries Inc.	538	37,676
Ampco-Pittsburgh Corp.	433	8,171
Astec Industries Inc.	1,096	48,125
Barnes Group Inc.	3,159	121,527
Briggs & Stratton Corp.	2,669	59,385
Caterpillar Inc.	30,539	3,034,660
CIRCOR International Inc.	988	72,450
Columbus McKinnon Corp.[a]	1,053	28,210
Commercial Vehicle Group Inc.[a,b]	399	3,639
Crane Co.	206	14,657
Cummins Inc.	1,933	287,998
Donaldson Co. Inc.	647	27,433
Douglas Dynamics Inc.	101	1,759
Dover Corp.	2,528	206,664
Dynamic Materials Corp.	767	14,604
Energy Recovery Inc.[a]	1,445	7,687
EnPro Industries Inc.[a,b]	640	46,509
ESCO Technologies Inc.	1,201	42,263
ExOne Co. (The)[a,b]	56	2,006
FreightCar America Inc.	665	15,455
Global Brass & Copper Holdings Inc.	357	5,630
Gorman-Rupp Co. (The)	311	9,887
Greenbrier Companies Inc. (The)[a,b]	1,474	67,214
Hardinge Inc.	648	9,331
Harsco Corp.	4,382	102,670
Hurco Companies Inc.	357	9,525
IDEX Corp.	309	22,523
Illinois Tool Works Inc.	12,726	1,035,006
Ingersoll-Rand PLC	4,565	261,301
Joy Global Inc.	5,679	329,382
Kadant Inc.	645	23,523
Kennametal Inc.	4,496	199,173
L.B. Foster Co. Class A	529	24,784
Lydall Inc.[a]	939	21,475
Meritor Inc.[a]	5,500	67,375
Miller Industries Inc.	648	12,655
Navistar International Corp.[a,b]	2,730	92,465
NN Inc.	937	18,459
Oshkosh Corp.	5,041	296,764
PACCAR Inc.	17,531	1,182,291
Parker Hannifin Corp.	8,441	1,010,472
Pentair Ltd. Registered	11,540	915,584
PMFG Inc.[a,b]	1,137	6,788
Snap-on Inc.	2,902	329,319
SPX Corp.	2,696	265,044
Standex International Corp.	554	29,683
Stanley Black & Decker Inc.	8,424	684,366
Tecumseh Products Co. Class Aa,b	1,040	7,176
Terex Corp.[b]	6,223	275,679
Timken Co. (The)	4,869	286,200
Titan International Inc.	731	13,882
Trinity Industries Inc.	4,525	326,117
Twin Disc Inc.	469	12,353
Wabash National Corp.[a,b]	3,553	48,889
Watts Water Technologies Inc. Class A	1,488	87,331
Xylem Inc.	9,832	358,081

		13,040,743
MARINE — 0.03%
International Shipholding Corp.	293	8,626

Security	Shares	Value

Kirby Corp.[a]	1,309	$132,536
Scorpio Bulkers Inc.[a]	6,396	64,663
Ultrapetrol (Bahamas) Ltd.[a,b]	1,207	3,742

		209,567
MEDIA — 2.63%
A.H. Belo Corp. Class A	1,059	12,263
AMC Entertainment Holdings Inc. Class Aa	917	22,237
Beasley Broadcast Group Inc. Class A	365	3,321
Carmike Cinemas Inc.[a,b]	823	24,575
CBS Corp. Class B NVS	2,906	179,591
Central European Media Enterprises Ltd. Class Aa,b	4,315	12,686
Comcast Corp. Class A	11,395	569,978
Crown Media Holdings Inc. Class Aa	1,549	5,948
Cumulus Media Inc. Class Aa	948	6,551
Daily Journal Corp.[a]	66	11,416
Dex Media Inc.[a,b]	961	8,841
DreamWorks Animation SKG Inc. Class Aa	4,170	110,713
E.W. Scripps Co. (The) Class Aa	1,659	29,397
Entercom Communications Corp. Class Aa,b	1,319	13,282
Gannett Co. Inc.	13,107	361,753
Global Sources Ltd.[a]	903	8,091
Gray Television Inc.[a]	2,641	27,387
Harte-Hanks Inc.	2,421	21,402
Interpublic Group of Companies Inc. (The)	13,189	226,059
John Wiley & Sons Inc. Class A	2,575	148,423
Journal Communications Inc. Class Aa,b	2,356	20,874
Liberty Global PLC Series Aa	3,347	139,235
Liberty Global PLC Series C NVS[a]	3,347	136,256
Liberty Media Corp.[a]	5,459	713,655
Live Nation Entertainment Inc.[a]	7,971	173,369
Martha Stewart Living Omnimedia Inc. Class Aa	1,489	6,745
McClatchy Co. (The) Class Aa	680	4,366
MDC Partners Inc.	1,347	30,739
Media General Inc. Class Aa,b	1,108	20,354
Meredith Corp.	2,116	98,246
National CineMedia Inc.	2,337	35,055
New York Times Co. (The) Class A	7,440	127,373
News Corp. Class A NVS[a]	7,373	126,963
Reading International Inc. Class Aa	930	6,817
Regal Entertainment Group Class A	3,619	67,603
Saga Communications Inc. Class A	266	13,218
Salem Communications Corp. Class A	566	5,654
Scholastic Corp.	1,395	48,100
SFX Entertainment Inc.[a]	597	4,209
Sirius XM Holdings Inc.[a]	91,972	294,310
Sizmek Inc.[a,b]	1,506	16,009
Starz Series Aa	747	24,113
Thomson Reuters Corp.	21,300	728,460
Time Warner Inc.	52,847	3,452,495
Twenty-First Century Fox Inc. Class A	29,714	949,957
Walt Disney Co. (The)	79,426	6,359,640
World Wrestling Entertainment Inc. Class A	1,461	42,194

		15,449,923
METALS & MINING — 1.17%
A.M. Castle & Co.[a,b]	918	13,485
AK Steel Holding Corp.[a,b]	8,186	59,103
Alcoa Inc.	61,004	785,122
Allegheny Technologies Inc.	6,104	229,999
Allied Nevada Gold Corp.[a,b]	5,865	25,278

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

AMCOL International Corp.	962	$44,040
Carpenter Technology Corp.	2,612	172,497
Century Aluminum Co.[a]	2,815	37,186
Cliffs Natural Resources Inc.[b]	8,706	178,125
Coeur Mining Inc.[a]	3,902	36,250
Commercial Metals Co.	6,666	125,854
Freeport-McMoRan Copper & Gold Inc.	58,582	1,937,307
General Moly Inc.[a,b]	3,142	3,111
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Globe Specialty Metals Inc.	3,597	74,890
Handy & Harman Ltd.[a]	22	484
Haynes International Inc.	688	37,152
Hecla Mining Co.	15,617	47,944
Horsehead Holding Corp.[a,b]	3,039	51,116
Kaiser Aluminum Corp.	1,046	74,705
Materion Corp.	551	18,695
Molycorp Inc.[a,b]	8,441	39,588
Newmont Mining Corp.	28,044	657,351
Noranda Aluminium Holding Corp.	1,896	7,793
Nucor Corp.	18,091	914,319
Olympic Steel Inc.	499	14,321
Reliance Steel & Aluminum Co.	4,338	306,523
Royal Gold Inc.	2,704	169,324
RTI International Metals Inc.[a]	1,844	51,226
Schnitzer Steel Industries Inc. Class A	1,387	40,015
Steel Dynamics Inc.	12,449	221,468
Stillwater Mining Co.[a]	6,818	100,975
SunCoke Energy Inc.[a]	3,961	90,469
Tahoe Resources Inc.[a]	4,187	88,555
United States Steel Corp.	8,162	225,353
Universal Stainless & Alloy Products Inc.[a]	385	13,001
Walter Energy Inc.[b]	2,302	17,403

		6,910,038
MULTI-UTILITIES — 2.12%
Alliant Energy Corp.	6,258	355,517
Ameren Corp.	13,681	563,657
Avista Corp.	3,426	105,007
Black Hills Corp.	2,541	146,489
CenterPoint Energy Inc.	24,478	579,884
CMS Energy Corp.	15,067	441,162
Consolidated Edison Inc.	16,673	894,506
Dominion Resources Inc.	32,731	2,323,574
DTE Energy Co.	9,930	737,700
Integrys Energy Group Inc.	4,468	266,516
MDU Resources Group Inc.	10,669	366,053
NiSource Inc.	17,815	632,967
NorthWestern Corp.	2,139	101,453
PG&E Corp.	25,153	1,086,610
Public Service Enterprise Group Inc.	28,785	1,097,860
SCANA Corp.	7,883	404,555
Sempra Energy	13,837	1,338,868
TECO Energy Inc.	12,285	210,688
Vectren Corp.	4,647	183,045
Wisconsin Energy Corp.	13,075	608,641

		12,444,752
MULTILINE RETAIL — 0.32%
Big Lots Inc.[a]	2,417	91,532
Bon-Ton Stores Inc. (The)	59	648
Burlington Stores Inc.[a]	389	11,483

Security	Shares	Value

Dillard’s Inc. Class A	492	$45,461
Fred’s Inc. Class A	2,022	36,416
Gordmans Stores Inc.	376	2,053
J.C. Penney Co. Inc.[a,b]	13,438	115,835
Kohl’s Corp.	11,828	671,830
Macy’s Inc.	4,868	288,624
Sears Holdings Corp.[a,b]	2,442	116,630
Target Corp.	7,811	472,644
Tuesday Morning Corp.[a,b]	2,351	33,267

		1,886,423
OIL, GAS & CONSUMABLE FUELS — 12.57%
Adams Resources & Energy Inc.	110	6,371
Alon USA Energy Inc.	1,312	19,601
Alpha Natural Resources Inc.[a,b]	13,059	55,501
Anadarko Petroleum Corp.	26,848	2,275,637
Antero Resources Corp.[a]	1,168	73,117
Apache Corp.	22,280	1,848,126
Apco Oil and Gas International Inc.[a,b]	440	6,358
Approach Resources Inc.[a,b]	863	18,045
Arch Coal Inc.	11,619	56,004
Athlon Energy Inc.[a]	614	21,766
Bill Barrett Corp.[a,b]	1,955	50,048
BPZ Resources Inc.[a]	6,903	21,952
Callon Petroleum Co.[a]	2,166	18,129
Carrizo Oil & Gas Inc.[a]	309	16,519
Chesapeake Energy Corp.	32,977	844,871
Chevron Corp.	109,955	13,074,749
Cimarex Energy Co.	4,891	582,567
Clayton Williams Energy Inc.[a]	301	34,016
Cloud Peak Energy Inc.[a,b]	3,344	70,692
Cobalt International Energy Inc.[a]	1,293	23,688
Comstock Resources Inc.	2,590	59,182
ConocoPhillips	69,312	4,876,099
CONSOL Energy Inc.	12,893	515,075
Contango Oil & Gas Co.[a]	688	32,845
Delek US Holdings Inc.	727	21,112
Denbury Resources Inc.	21,080	345,712
Devon Energy Corp.	23,057	1,543,205
Emerald Oil Inc.[a,b]	3,207	21,551
Endeavour International Corp.[a,b]	2,667	8,668
Energen Corp.	4,081	329,786
Energy XXI (Bermuda) Ltd.	4,120	97,108
EOG Resources Inc.	991	194,404
EP Energy Corp. Class Aa	1,088	21,292
EPL Oil & Gas Inc.[a]	1,136	43,850
EQT Corp.	726	70,400
Equal Energy Ltd.	2,017	9,238
EXCO Resources Inc.[b]	4,662	26,107
Exxon Mobil Corp.	252,175	24,632,454
Forest Oil Corp.[a,b]	6,441	12,302
Frontline Ltd.[a,b]	2,814	11,059
GasLog Ltd.[b]	1,850	43,087
Golar LNG Ltd.[b]	2,478	103,308
Green Plains Renewable Energy Inc.	1,381	41,375
Gulfport Energy Corp.[a]	848	60,361
Halcon Resources Corp.[a,b]	13,495	58,433
Hallador Energy Co.	370	3,164
Hess Corp.	16,490	1,366,691
HollyFrontier Corp.	11,453	544,934
Jones Energy Inc. Class Aa	376	5,693
Kinder Morgan Inc.	3,145	102,181

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

Knightsbridge Tankers Ltd.	2,067	$28,008
L&L Energy Inc.[a,b]	1,783	2,696
Laredo Petroleum Inc.[a,b]	337	8,715
Magnum Hunter Resources Corp.[a,b]	6,666	56,661
Marathon Oil Corp.	40,162	1,426,554
Marathon Petroleum Corp.	17,044	1,483,510
Matador Resources Co.[a]	3,274	80,180
Midstates Petroleum Co. Inc.[a,b]	1,872	10,034
Miller Energy Resources Inc.[a,b]	1,694	9,961
Murphy Oil Corp.	10,177	639,726
Newfield Exploration Co.[a]	7,645	239,747
Noble Energy Inc.	17,785	1,263,446
Nordic American Tankers Ltd.[b]	4,625	45,510
Northern Oil and Gas Inc.[a,b]	3,607	52,734
Occidental Petroleum Corp.	45,672	4,352,085
ONEOK Inc.	707	41,890
PBF Energy Inc.	1,423	36,713
PDC Energy Inc.[a]	2,040	127,010
Peabody Energy Corp.	15,499	253,254
Penn Virginia Corp.[a,b]	3,405	59,553
PetroCorp Inc. Escrow[a,d]	190	—
PetroQuest Energy Inc.[a]	210	1,197
Phillips 66	33,296	2,565,790
Pioneer Natural Resources Co.	2,025	378,959
QEP Resources Inc.	9,103	267,992
Quicksilver Resources Inc.[a,b]	6,599	17,355
Renewable Energy Group Inc.[a,b]	944	11,309
Resolute Energy Corp.[a,b]	3,632	26,150
REX American Resources Corp.[a]	275	15,689
RSP Permian Inc.[a]	798	23,054
Sanchez Energy Corp.[a,b]	1,998	59,201
SandRidge Energy Inc.[a,b]	27,913	171,386
Scorpio Tankers Inc.	10,601	105,692
SemGroup Corp. Class A	168	11,034
Ship Finance International Ltd.[b]	3,300	59,301
Spectra Energy Corp.	37,950	1,401,873
Stone Energy Corp.[a]	2,939	123,350
Swift Energy Co.[a,b]	2,412	25,953
Teekay Corp.	2,142	120,466
Teekay Tankers Ltd. Class A	3,456	12,234
Tesoro Corp.	7,728	390,960
Triangle Petroleum Corp.[a]	3,116	25,676
Ultra Petroleum Corp.[a,b]	8,639	232,303
Ur-Energy Inc.[a]	5,478	8,491
VAALCO Energy Inc.[a]	1,617	13,825
Valero Energy Corp.	30,976	1,644,826
W&T Offshore Inc.	2,117	36,645
Warren Resources Inc.[a]	3,523	16,910
Western Refining Inc.	1,290	49,794
Westmoreland Coal Co.[a]	662	19,714
Whiting Petroleum Corp.[a]	6,125	425,014
Williams Companies Inc. (The)	17,570	712,991
World Fuel Services Corp.	3,330	146,853
WPX Energy Inc.[a]	11,314	203,991
ZaZa Energy Corp.[a,b]	752	566

		73,862,964
PAPER & FOREST PRODUCTS — 0.10%
Clearwater Paper Corp.[a]	265	16,608
Domtar Corp.	1,864	209,178
International Paper Co.	3,520	161,498
Louisiana-Pacific Corp.[a]	2,166	36,541

Security	Shares	Value

Neenah Paper Inc.	813	$42,048
P.H. Glatfelter Co.	265	7,213
Resolute Forest Products Inc.[a]	3,936	79,074
Schweitzer-Mauduit International Inc.	566	24,106
Wausau Paper Corp.	111	1,413

		577,679
PERSONAL PRODUCTS — 0.01%
Coty Inc. Class A	1,064	15,939
Elizabeth Arden Inc.[a]	186	5,489
Inter Parfums Inc.	264	9,559
Nature’s Sunshine Products Inc.	622	8,571
Nutraceutical International Corp.[a]	526	13,671
Revlon Inc. Class Aa	568	14,512

		67,741
PHARMACEUTICALS — 6.98%
Bristol-Myers Squibb Co.	12,884	669,324
Eli Lilly and Co.	43,893	2,583,542
Forest Laboratories Inc.[a]	15,089	1,392,262
Hi-Tech Pharmacal Co. Inc.[a]	385	16,682
Horizon Pharma Inc.[a,b]	1,359	20,548
Hospira Inc.[a]	9,497	410,745
Impax Laboratories Inc.[a]	3,874	102,351
Johnson & Johnson	138,767	13,631,082
Mallinckrodt PLC[a]	3,286	208,365
Merck & Co. Inc.	171,319	9,725,780
Nektar Therapeutics[a]	2,389	28,955
Pernix Therapeutics Holdings[a]	995	5,323
Pfizer Inc.	379,371	12,185,397
POZEN Inc.[a]	1,517	12,136
SciClone Pharmaceuticals Inc.[a]	824	3,749
XenoPort Inc.[a]	2,156	11,147

		41,007,388
PROFESSIONAL SERVICES — 0.31%
Acacia Research Corp.	1,976	30,193
CBIZ Inc.[a,b]	2,153	19,722
CDI Corp.	949	16,275
CRA International Inc.[a]	639	14,039
Dun & Bradstreet Corp. (The)	170	16,890
Franklin Covey Co.[a]	211	4,171
FTI Consulting Inc.[a,b]	2,293	76,449
Heidrick & Struggles International Inc.	1,018	20,431
Huron Consulting Group Inc.[a,b]	1,136	72,000
ICF International Inc.[a,b]	1,099	43,751
Kelly Services Inc. Class A	1,465	34,764
Kforce Inc.	209	4,456
Korn/Ferry International[a]	2,652	78,950
Manpowergroup Inc.	4,379	345,197
Navigant Consulting Inc.[a]	2,815	52,528
Nielsen Holdings NV	10,567	471,605
Pendrell Corp.[a]	8,550	15,647
Resources Connection Inc.	2,393	33,717
RPX Corp.[a]	1,576	25,657
Towers Watson & Co. Class A	3,688	420,616
VSE Corp.	217	11,436

		1,808,494

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.72%
Acadia Realty Trust	2,536	$66,900
AG Mortgage Investment Trust Inc.	1,520	26,615
Agree Realty Corp.	893	27,156
Alexandria Real Estate Equities Inc.	4,027	292,199
Altisource Residential Corp.	3,204	101,118
American Assets Trust Inc.	1,965	66,299
American Campus Communities Inc.	5,923	221,224
American Capital Agency Corp.	20,280	435,817
American Capital Mortgage Investment Corp.	2,985	56,028
American Homes 4 Rent Class A	2,262	37,798
American Realty Capital Properties Inc.	22,233	311,707
American Residential Properties Inc.[a,b]	768	13,809
AmREIT Inc.	1,362	22,568
Annaly Capital Management Inc.	54,078	593,236
Anworth Mortgage Asset Corp.	8,581	42,562
Apartment Investment and Management Co. Class A	3,717	112,328
Apollo Commercial Real Estate Finance Inc.	2,076	34,524
Apollo Residential Mortgage Inc.	1,624	26,358
Ares Commercial Real Estate Corp.	1,325	17,768
Armada Hoffler Properties Inc.	1,081	10,853
ARMOUR Residential REIT Inc.	21,387	88,114
Ashford Hospitality Prime Inc.	720	10,886
Ashford Hospitality Trust Inc.	3,605	40,628
Associated Estates Realty Corp.	3,322	56,275
AvalonBay Communities Inc.	7,314	960,474
Aviv REIT Inc.	579	14,157
BioMed Realty Trust Inc.[b]	10,521	215,575
Boston Properties Inc.	7,817	895,281
Brandywine Realty Trust[b]	9,011	130,299
BRE Properties Inc. Class A	4,356	273,470
Brixmor Property Group Inc.	2,178	46,457
Camden Property Trust	4,799	323,165
Campus Crest Communities Inc.	3,534	30,675
Capstead Mortgage Corp.	5,185	65,642
CatchMark Timber Trust Inc. Class A	632	8,880
CBL & Associates Properties Inc.	6,205	110,139
Cedar Realty Trust Inc.[b]	4,812	29,401
Chambers Street Properties	13,875	107,809
Chatham Lodging Trust	1,504	30,411
Chesapeake Lodging Trust	2,827	72,739
Chimera Investment Corp.[b]	58,031	177,575
Colony Financial Inc.	5,238	114,974
CommonWealth REIT	6,705	176,342
Corporate Office Properties Trust	5,010	133,466
Corrections Corp. of America	2,407	75,387
Cousins Properties Inc.	9,656	110,754
CubeSmart	8,146	139,785
CyrusOne Inc.	1,108	23,080
CYS Investments Inc.	9,671	79,882
DCT Industrial Trust Inc.	17,975	141,643
DDR Corp.[b]	16,818	277,161
DiamondRock Hospitality Co.	11,043	129,755
Digital Realty Trust Inc.[b]	1,557	82,646
Douglas Emmett Inc.	8,059	218,721
Duke Realty Corp.	18,160	306,541
DuPont Fabros Technology Inc.[b]	1,984	47,755
Dynex Capital Inc.	2,991	26,769
EastGroup Properties Inc.	96	6,039
Education Realty Trust Inc.	6,256	61,747
Ellington Residential Mortgage REIT	366	6,193
Empire State Realty Trust Inc. Class A	3,819	57,705

Security	Shares	Value

EPR Properties	2,928	$156,326
Equity Lifestyle Properties, Inc.	1,304	53,008
Equity One Inc.	3,408	76,135
Equity Residential	20,491	1,188,273
Essex Property Trust Inc.[b]	2,145	364,757
Excel Trust Inc.	3,024	38,344
Extra Space Storage Inc.	5,766	279,709
Federal Realty Investment Trust	1,271	145,809
FelCor Lodging Trust Inc.	7,003	63,307
First Industrial Realty Trust Inc.	6,224	120,248
First Potomac Realty Trust	3,356	43,360
Franklin Street Properties Corp.	5,414	68,216
Gaming and Leisure Properties Inc.	5,479	199,764
General Growth Properties Inc.	31,953	702,966
GEO Group Inc. (The)	2,407	77,602
Getty Realty Corp.	1,403	26,503
Gladstone Commercial Corp.	1,093	18,953
Glimcher Realty Trust	755	7,573
Government Properties Income Trust	2,523	63,580
Gramercy Property Trust Inc.	3,638	18,772
Hatteras Financial Corp.	5,581	105,202
HCP Inc.	25,836	1,002,178
Health Care REIT Inc.[b]	16,191	964,984
Healthcare Realty Trust Inc.	3,442	83,124
Healthcare Trust of America Inc. Class A	7,055	80,356
Hersha Hospitality Trust	11,439	66,689
Highwoods Properties Inc.	3,556	136,586
Home Properties Inc.	3,238	194,669
Hospitality Properties Trust	8,510	244,407
Host Hotels & Resorts Inc.	42,434	858,864
Hudson Pacific Properties Inc.	2,930	67,595
Inland Real Estate Corp.[b]	666	7,026
Invesco Mortgage Capital Inc.	7,125	117,349
Investors Real Estate Trust[b]	5,459	49,022
iStar Financial Inc.[a]	5,030	74,243
Javelin Mortgage Investment Corp.	920	12,337
Kilroy Realty Corp.	4,590	268,882
Kimco Realty Corp.	23,387	511,708
Kite Realty Group Trust[b]	7,432	44,592
LaSalle Hotel Properties	5,907	184,948
Lexington Realty Trust	9,624	104,998
Liberty Property Trust[b]	7,376	272,617
LTC Properties Inc.	266	10,010
Macerich Co. (The)	7,774	484,553
Mack-Cali Realty Corp.	5,040	104,782
Medical Properties Trust Inc.	9,281	118,704
MFA Financial Inc.	20,396	158,069
Mid-America Apartment Communities Inc.	4,216	287,826
Monmouth Real Estate Investment Corp. Class A	2,401	22,906
National Retail Properties Inc.[b]	6,687	229,498
New Residential Investment Corp.	14,295	92,489
New York Mortgage Trust Inc.	4,297	33,431
NorthStar Realty Finance Corp.	18,543	299,284
One Liberty Properties Inc.	619	13,197
Parkway Properties Inc.	3,603	65,755
Pebblebrook Hotel Trust	3,417	115,392
Pennsylvania Real Estate Investment Trust	3,810	68,771
PennyMac Mortgage Investment Trust[c]	2,669	63,789
Physicians Realty Trust	1,177	16,384
Piedmont Office Realty Trust Inc. Class A	8,956	153,595
Post Properties Inc.	3,080	151,228
Prologis Inc.	28,324	1,156,469
Public Storage	551	92,838

58

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

QTS Realty Trust Inc. Class A	653	$16,384
RAIT Financial Trust[b]	4,610	39,139
Ramco-Gershenson Properties Trust	3,786	61,712
Realty Income Corp.[b]	11,746	479,942
Redwood Trust Inc.[b]	4,640	94,099
Regency Centers Corp.	3,000	153,180
Resource Capital Corp.	7,476	41,641
Retail Opportunity Investments Corp.	4,364	65,198
Retail Properties of America Inc. Class A	7,558	102,335
Rexford Industrial Realty Inc.	667	9,458
RLJ Lodging Trust	6,983	186,725
Rouse Properties Inc.	1,657	28,567
Ryman Hospitality Properties Inc.	870	36,992
Sabra Healthcare REIT Inc.	1,234	34,416
Select Income REIT	1,292	39,109
Senior Housing Properties Trust	9,848	221,285
Silver Bay Realty Trust Corp.	1,144	17,755
Simon Property Group Inc.	4,433	727,012
SL Green Realty Corp.	5,229	526,142
Sovran Self Storage Inc.	154	11,311
Spirit Realty Capital Inc.	16,933	185,924
STAG Industrial Inc.	2,443	58,876
Starwood Property Trust Inc.	11,210	264,444
Starwood Waypoint Residential Trust[a]	2,242	64,547
Strategic Hotels & Resorts Inc.[a]	1,502	15,305
Summit Hotel Properties Inc.	4,489	41,658
Sunstone Hotel Investors Inc.	10,402	142,819
Taubman Centers Inc.	2,941	208,193
Terreno Realty Corp.	1,553	29,367
Two Harbors Investment Corp.	20,630	211,458
UDR Inc.	14,228	367,509
UMH Properties Inc.	578	5,653
Urstadt Biddle Properties Inc. Class A	208	4,297
Ventas Inc.	9,094	550,824
Vornado Realty Trust	8,579	845,546
Washington Real Estate Investment Trust	2,703	64,548
Weingarten Realty Investors	6,880	206,400
Western Asset Mortgage Capital Corp.[b]	1,510	23,616
Whitestone REIT Class B	1,442	20,822
Winthrop Realty Trust	1,553	17,999
WP Carey Inc.	3,245	194,927

		27,742,949
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Alexander & Baldwin Inc.	2,429	103,378
AV Homes Inc.[a,b]	758	13,712
Consolidated-Tomoka Land Co.	367	14,783
Forest City Enterprises Inc. Class Aa	8,919	170,353
Forestar Group Inc.[a,b]	1,939	34,514
Howard Hughes Corp. (The)[a]	2,231	318,386
Jones Lang LaSalle Inc.	2,494	295,539
Kennedy-Wilson Holdings Inc.	3,477	78,267
RE/MAX Holdings Inc. Class Aa	471	13,579
Realogy Holdings Corp.[a]	735	31,936
St. Joe Co. (The)[a,b]	2,571	49,492
Tejon Ranch Co.[a]	63	2,131

		1,126,070
ROAD & RAIL — 0.51%
AMERCO	187	43,406
Arkansas Best Corp.	1,392	51,434

Security	Shares	Value

Celadon Group Inc.	1,049	$25,218
Con-way Inc.	2,022	83,064
CSX Corp.	29,170	845,055
Genesee & Wyoming Inc. Class Aa	1,378	134,107
Heartland Express Inc.	589	13,364
Marten Transport Ltd.	1,283	27,610
Norfolk Southern Corp.	14,660	1,424,512
Patriot Transportation Holding Inc.[a]	345	12,437
Quality Distribution Inc.[a]	730	9,483
Roadrunner Transportation Systems Inc.[a]	523	13,201
Ryder System Inc.	2,940	234,965
Werner Enterprises Inc.	1,853	47,270
YRC Worldwide Inc.[a,b]	1,251	28,148

		2,993,274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.51%
Advanced Energy Industries Inc.[a]	129	3,160
Alpha & Omega Semiconductor Ltd.[a,b]	1,028	7,566
Altera Corp.	11,796	427,487
Amkor Technology Inc.[a,b]	4,359	29,903
ANADIGICS Inc.[a]	6,559	11,150
Analog Devices Inc.	9,863	524,120
Applied Materials Inc.	22,966	468,966
ATMI Inc.[a]	1,849	62,884
Avago Technologies Ltd.	1,175	75,682
Axcelis Technologies Inc.[a]	5,797	12,464
Broadcom Corp. Class A	18,129	570,701
Brooks Automation Inc.	3,621	39,578
CEVA Inc.[a]	1,243	21,827
Cirrus Logic Inc.[a,b]	2,128	42,283
Cohu Inc.	1,313	14,102
Diodes Inc.[a]	448	11,702
DSP Group Inc.[a]	1,111	9,599
Entegris Inc.[a]	6,689	81,004
Entropic Communications Inc.[a]	4,833	19,767
Fairchild Semiconductor International Inc.[a]	7,324	100,998
First Solar Inc.[a,b]	3,877	270,576
FormFactor Inc.[a,b]	2,807	17,937
Freescale Semiconductor Ltd.[a]	2,141	52,262
GSI Technology Inc.[a]	1,106	7,642
GT Advanced Technologies Inc.[a]	1,057	18,022
Inphi Corp.[a,b]	763	12,277
Integrated Device Technology Inc.[a]	5,270	64,452
Integrated Silicon Solution Inc.[a]	1,470	22,858
Intel Corp.	263,471	6,800,186
International Rectifier Corp.[a,b]	4,017	110,066
Intersil Corp. Class A	6,981	90,195
IXYS Corp.	1,363	15,470
KLA-Tencor Corp.	9,366	647,565
Kopin Corp.[a]	3,692	13,956
Lam Research Corp.[a]	7,044	387,420
Lattice Semiconductor Corp.[a]	4,844	37,977
LSI Corp.	27,435	303,705
LTX-Credence Corp.[a]	2,693	23,995
Marvell Technology Group Ltd.	22,605	356,029
Micron Technology Inc.[a]	58,632	1,387,233
Microsemi Corp.[a]	1,173	29,360
MKS Instruments Inc.	3,055	91,314
MoSys Inc.[a,b]	341	1,548
Nanometrics Inc.[a,b]	408	7,332
NeoPhotonics Corp.[a,b]	1,095	8,683
NVIDIA Corp.	32,578	583,472

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

OmniVision Technologies Inc.[a]	2,873	$50,852
ON Semiconductor Corp.[a]	1,278	12,013
Pericom Semiconductor Corp.[a,b]	1,209	9,466
Photronics Inc.[a]	3,232	27,569
PLX Technology Inc.[a]	118	714
PMC-Sierra Inc.[a]	6,593	50,173
RF Micro Devices Inc.[a]	2,009	15,831
Rubicon Technology Inc.[a]	936	10,567
Rudolph Technologies Inc.[a,b]	1,740	19,853
Sigma Designs Inc.[a,b]	1,746	8,311
Silicon Laboratories Inc.[a]	312	16,302
Skyworks Solutions Inc.[a]	1,831	68,699
Spansion Inc. Class Aa	2,572	44,804
Supertex Inc.[a]	619	20,415
Teradyne Inc.[a]	10,770	214,215
Tessera Technologies Inc.	3,047	72,001
TriQuint Semiconductor Inc.[a]	8,302	111,164
Ultra Clean Holdings Inc.[a]	1,291	16,977
Veeco Instruments Inc.[a,b]	1,711	71,742

		14,738,143
SOFTWARE — 0.69%
Accelrys Inc.[a]	3,039	37,866
Activision Blizzard Inc.	15,110	308,848
Actuate Corp.[a]	163	981
Adobe Systems Inc.[a]	17,432	1,145,980
Aspen Technology Inc.[a]	287	12,157
Autodesk Inc.[a]	2,609	128,311
CA Inc.	18,598	575,980
Compuware Corp.	12,060	126,630
Cyan Inc.[a,b]	365	1,558
Ebix Inc.[b]	381	6,504
Electronic Arts Inc.[a]	3,971	115,199
EPIQ Systems Inc.	1,595	21,740
ePlus Inc.[a]	197	10,985
FireEye Inc.[a]	251	15,454
Gigamon Inc.[a]	274	8,327
Glu Mobile Inc.[a]	396	1,877
Mentor Graphics Corp.	5,387	118,622
MICROS Systems Inc.[a,b]	3,786	200,393
Nuance Communications Inc.[a,b]	14,767	253,549
Progress Software Corp.[a,b]	1,566	34,139
Rovi Corp.[a]	5,150	117,317
Sapiens International Corp.[a]	761	6,172
SeaChange International Inc.[a,b]	2,015	21,037
Symantec Corp.	10,700	213,679
Synopsys Inc.[a]	8,677	333,283
TeleCommunication Systems Inc.[a]	2,688	6,182
TeleNav Inc.[a]	924	5,507
TiVo Inc.[a]	3,879	51,319
Vasco Data Security International Inc.[a]	852	6,424
Vringo Inc.[a,b]	3,095	10,740
Zynga Inc. Class Aa	34,843	149,825

		4,046,585
SPECIALTY RETAIL — 0.63%
Aaron’s Inc.	3,633	109,862
Abercrombie & Fitch Co. Class A	3,905	150,343
America’s Car-Mart Inc.[a,b]	105	3,856
American Eagle Outfitters Inc.	3,879	47,479
Asbury Automotive Group Inc.[a]	176	9,735

Security	Shares	Value

Ascena Retail Group Inc.[a]	6,164	$106,514
Barnes & Noble Inc.[a]	2,133	44,580
bebe stores inc.	1,735	10,618
Best Buy Co. Inc.	11,305	298,565
Body Central Corp.[a,b]	933	998
Brown Shoe Co. Inc.	928	24,629
Cato Corp. (The) Class A	1,238	33,476
Chico’s FAS Inc.	581	9,313
Children’s Place Retail Stores Inc. (The)	828	41,243
Citi Trends Inc.[a,b]	829	13,504
Container Store Group Inc. (The)[a,b]	365	12,392
CST Brands Inc.	3,364	105,091
Destination Maternity Corp.	81	2,219
Destination XL Group Inc.[a]	2,310	13,028
DSW Inc. Class A	378	13,555
Finish Line Inc. (The) Class A	1,737	47,055
Foot Locker Inc.	7,471	350,988
GameStop Corp. Class A	6,709	275,740
Genesco Inc.[a]	378	28,187
Group 1 Automotive Inc.	1,270	83,388
Guess? Inc.	3,312	91,411
Haverty Furniture Companies Inc.	1,000	29,700
hhgregg Inc.[a,b]	740	7,111
Jos. A. Bank Clothiers Inc.[a]	1,337	85,969
Kirkland’s Inc.[a]	222	4,105
MarineMax Inc.[a]	1,481	22,496
Men’s Wearhouse Inc. (The)	2,682	131,364
Murphy USA Inc.[a,b]	2,700	109,593
New York & Co. Inc.[a]	563	2,472
Office Depot Inc.[a]	23,116	95,469
Penske Automotive Group Inc.	1,889	80,774
Pep Boys - Manny, Moe & Jack (The)[a]	2,885	36,697
RadioShack Corp.[a,b]	5,474	11,605
Rent-A-Center Inc.	3,012	80,119
Sears Hometown and Outlet Stores Inc.[a]	175	4,139
Select Comfort Corp.[a]	188	3,399
Shoe Carnival Inc.	1,009	23,247
Signet Jewelers Ltd.	4,173	441,754
Sonic Automotive Inc. Class A	1,643	36,935
Stage Stores Inc.	1,956	47,824
Staples Inc.	38,019	431,136
Stein Mart Inc.	736	10,311
Systemax Inc.[a]	558	8,320
Trans World Entertainment Corp.	591	2,145
West Marine Inc.[a,b]	808	9,187
Zale Corp.[a]	1,839	38,454

		3,682,094
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
American Apparel Inc.[a,b]	3,270	1,638
Columbia Sportswear Co.	749	61,905
Crocs Inc.[a]	672	10,483
Culp Inc.	64	1,263
Deckers Outdoor Corp.[a,b]	1,096	87,384
G-III Apparel Group Ltd.[a]	221	15,819
Iconix Brand Group Inc.[a,b]	1,491	58,552
Jones Group Inc. (The)	4,482	67,096
Kate Spade & Co.[a]	6,777	251,359
Movado Group Inc.	1,017	46,324
Perry Ellis International Inc.[a]	654	8,986
PVH Corp.	528	65,879
Quiksilver Inc.[a]	2,020	15,170

60

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

R.G. Barry Corp.	530	$10,006
SKECHERS U.S.A. Inc. Class Aa	2,254	82,361
Unifi Inc.[a]	758	17,487
Vince Holding Corp.[a]	343	9,042

		810,754
THRIFTS & MORTGAGE FINANCE — 0.43%
Astoria Financial Corp.	5,340	73,799
Banc of California Inc.	1,105	13,558
Bank Mutual Corp.	2,591	16,427
BankFinancial Corp.	1,120	11,178
BBX Capital Corp.[a]	401	7,799
Beneficial Mutual Bancorp Inc.[a]	1,555	20,510
Berkshire Hills Bancorp Inc.	1,462	37,837
Brookline Bancorp Inc.	3,978	37,473
Capitol Federal Financial Inc.	8,790	110,314
Charter Financial Corp.	1,288	13,923
Clifton Savings Bancorp Inc.	433	5,075
Dime Community Bancshares Inc.	1,697	28,815
Doral Financial Corp.[a]	284	2,465
ESB Financial Corp.	627	8,195
ESSA Bancorp Inc.	399	4,337
Essent Group Ltd.[a,b]	1,084	24,347
EverBank Financial Corp.	4,547	89,712
Federal Agricultural Mortgage Corp. Class C NVS	536	17,822
First Defiance Financial Corp.	538	14,591
First Federal Bancshares of Arkansas Inc.[a]	269	2,467
First Financial Northwest Inc.	899	9,125
Flagstar Bancorp Inc.[a]	1,120	24,886
Fox Chase Bancorp Inc.	643	10,834
Franklin Financial Corp.[a]	757	14,807
Hingham Institution for Savings	74	5,809
Home Bancorp Inc.[a]	377	7,913
Home Loan Servicing Solutions Ltd.	4,076	88,042
HomeStreet Inc.	753	14,721
Hudson City Bancorp Inc.	29,843	293,357
Kearny Financial Corp.[a]	945	13,967
Ladder Capital Corp. Class Aa	864	16,312
Meridian Interstate Bancorp Inc.[a,b]	477	12,197
Meta Financial Group Inc.	305	13,679
MGIC Investment Corp.[a]	8,246	70,256
NASB Financial Inc.[b]	247	6,224
New York Community Bancorp Inc.	24,983	401,477
Northfield Bancorp Inc	2,535	32,600
Northwest Bancshares Inc.	5,391	78,709
OceanFirst Financial Corp.	810	14,329
Oritani Financial Corp.	2,027	32,047
PennyMac Financial Services Inc. Class Aa,c	726	12,081
People’s United Financial Inc.	17,512	260,403
Provident Financial Holdings Inc.	545	8,404
Provident Financial Services Inc.	3,278	60,217
Radian Group Inc.	7,092	106,593
Rockville Financial Inc.	1,607	21,839
Stonegate Mortgage Corp.[a]	464	6,895
Territorial Bancorp Inc.	562	12,139
TFS Financial Corp.[a]	4,368	54,294
Tree.com Inc.[a]	208	6,456
TrustCo Bank Corp. NY	5,117	36,024
United Community Financial Corp.[a]	2,236	8,765
United Financial Bancorp Inc.	1,035	19,034
Walker & Dunlop Inc.[a,b]	930	15,205
Washington Federal Inc.	5,846	136,212

Security	Shares	Value

Waterstone Financial Inc.[a]	622	$6,463
Westfield Financial Inc.	1,473	10,974
WSFS Financial Corp.	433	30,929

		2,514,862
TOBACCO — 0.06%
Alliance One International Inc.[a]	4,761	13,902
Reynolds American Inc.	4,333	231,469
Universal Corp.	1,276	71,315
Vector Group Ltd.	768	16,543

		333,229
TRADING COMPANIES & DISTRIBUTORS — 0.15%
Aceto Corp.	1,119	22,481
Air Lease Corp.	3,966	147,892
Aircastle Ltd.	2,295	44,477
Applied Industrial Technologies Inc.	185	8,924
CAI International Inc.[a]	637	15,715
GATX Corp.	2,664	180,832
HD Supply Holdings Inc.[a,b]	1,257	32,871
Houston Wire & Cable Co.	639	8,390
Kaman Corp.	539	21,926
MRC Global Inc.[a]	2,681	72,280
Rush Enterprises Inc. Class Aa,b	1,230	39,950
Stock Building Supply Holdings Inc.[a]	3	61
TAL International Group Inc.	1,018	43,642
Textainer Group Holdings Ltd.[b]	807	30,884
Titan Machinery Inc.[a,b]	964	15,106
WESCO International Inc.[a]	2,495	207,634

		893,065
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	1,830	40,278

		40,278
WATER UTILITIES — 0.12%
American States Water Co.	2,032	65,613
American Water Works Co. Inc.	10,036	455,635
Aqua America Inc.	1,238	31,037
Artesian Resources Corp. Class A	452	10,152
California Water Service Group	2,696	64,542
Connecticut Water Service Inc.	618	21,117
Consolidated Water Co. Ltd.	811	10,689
Middlesex Water Co.	850	18,547
SJW Corp.	729	21,549
York Water Co. (The)	176	3,590

		702,471
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Boingo Wireless Inc.[a]	1,043	7,072
Leap Wireless International Inc./AT&T Inc.	2,472	6,229
NII Holdings Inc.[a,b]	10,287	12,242
RingCentral Inc. Class Aa	314	5,683
Shenandoah Telecommunications Co.	129	4,165
Sprint Corp.[a]	39,630	364,200
T-Mobile US Inc.	10,825	357,550
Telephone & Data Systems Inc.	5,415	141,927
United States Cellular Corp.	736	30,183

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

March 31, 2014

Security	Shares	Value

USA Mobility Inc.	1,504	$27,328

		956,579

TOTAL COMMON STOCKS
(Cost: $541,793,917)		586,709,740

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a]	470	10,034

		10,034

TOTAL INVESTMENT COMPANIES
(Cost: $9,694)		10,034

RIGHTS — 0.00%

MEDIA — 0.00%
Central European Media Enterprises Ltd.[a,d]	69	—

		—

TOTAL RIGHTS (Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	10,607,162	10,607,162
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,e,f]	552,639	552,639

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	506,718	$506,718

		11,666,519

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,666,519)		11,666,519

TOTAL INVESTMENTS IN SECURITIES — 101.82% (Cost: $553,470,130)		598,386,293

Other Assets, Less Liabilities — (1.82)%		(10,674,006)

NET ASSETS — 100.00%		$587,712,287

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

62

Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.58%
AeroVironment Inc.[a]	53,028	$2,134,377
API Technologies Corp.[a]	105,196	308,224
Astronics Corp.[a]	44,032	2,792,069
Breeze-Eastern Corp.[a]	16,272	160,767
CPI Aerostructures Inc.[a,b]	25,618	333,034
Ducommun Inc.[a]	31,477	788,814
Engility Holdings Inc.[a]	51,202	2,306,650
Erickson Air-Crane Inc.[a,b]	12,250	236,548
Innovative Solutions and Support Inc.[a]	43,816	329,935
Keyw Holding Corp. (The)[a,b]	93,764	1,754,324
Kratos Defense & Security Solutions Inc.[a,b]	131,544	991,842
LMI Aerospace Inc.[a,b]	30,773	433,899
SIFCO Industries Inc.	9,204	280,998
Sparton Corp.[a]	31,482	921,793
Sypris Solutions Inc.	42,176	116,828
Taser International Inc.[a]	148,267	2,711,803

		16,601,905
AIR FREIGHT & LOGISTICS — 0.83%
Air Transport Services Group Inc.[a]	149,037	1,169,940
Echo Global Logistics Inc.[a,b]	53,611	982,153
Pacer International Inc.[a]	108,560	972,698
Park-Ohio Holdings Corp.[a]	26,114	1,466,301
XPO Logistics Inc.[a,b]	140,663	4,136,899

		8,727,991
AIRLINES — 0.32%
Hawaiian Holdings Inc.[a,b]	149,632	2,088,863
Republic Airways Holdings Inc.[a]	141,871	1,296,701

		3,385,564
AUTO COMPONENTS — 1.18%
Fuel Systems Solutions Inc.[a,b]	39,374	423,664
Gentherm Inc.[a]	98,306	3,413,184
Modine Manufacturing Co.[a]	137,861	2,019,664
Motorcar Parts of America Inc.[a]	44,138	1,172,747
Remy International Inc.	40,066	946,359
Shiloh Industries Inc.[a]	18,026	319,781
Spartan Motors Inc.	99,292	510,361
Stoneridge Inc.[a,b]	84,808	952,394
Strattec Security Corp.	9,780	706,409
Superior Industries International Inc.	67,093	1,374,736
Tower International Inc.[a]	19,120	520,446

		12,359,745
AUTOMOBILES — 0.21%
Winnebago Industries Inc.[a]	81,592	2,234,805

		2,234,805
BEVERAGES — 0.12%
Craft Brew Alliance Inc.[a,b]	33,737	515,164

Security	Shares	Value

MGP Ingredients Inc.	33,701	$227,482
Primo Water Corp.[a,b]	71,535	278,271
Reed’s Inc.[a,b]	34,475	196,163

		1,217,080
BIOTECHNOLOGY — 9.19%
Acceleron Pharma Inc.[a,b]	21,089	727,570
Agenus Inc.[a]	169,999	538,897
AMAG Pharmaceuticals Inc.[a]	64,410	1,246,333
Ambit Biosciences Corp.[a]	26,273	239,610
Amicus Therapeutics Inc.[a,b]	87,101	180,299
Anacor Pharmaceuticals Inc.[a,b]	74,994	1,500,630
ArQule Inc.[a]	169,478	347,430
Array BioPharma Inc.[a,b]	370,314	1,740,476
Arrowhead Research Corp.[a]	123,355	2,025,489
Athersys Inc.[a,b]	225,684	731,216
Auspex Pharmaceuticals Inc.[a]	23,690	728,704
AVEO Pharmaceuticals Inc.[a,b]	152,974	228,696
BIND Therapeutics Inc.[a,b]	15,704	187,820
BioCryst Pharmaceuticals Inc.[a]	176,199	1,864,185
BioSpecifics Technologies Corp.[a]	16,851	436,778
Biota Pharmaceuticals Inc.[a]	91,407	558,497
Biotime Inc.[a,b]	112,587	370,411
Bluebird Bio Inc.[a]	20,310	461,849
Cara Therapeutics Inc.[a]	15,850	294,968
Cell Therapeutics Inc.[a,b]	382,563	1,300,714
Celladon Corp.[a]	18,613	221,867
Cellular Dynamics International Inc.[a,b]	11,425	170,575
Celsion Corp.[a,b]	46,674	157,291
Chelsea Therapeutics International Ltd.[a,b]	232,101	1,281,198
ChemoCentryx Inc.[a,b]	72,373	479,833
Chimerix Inc.[a]	26,037	594,685
Cleveland Biolabs Inc.[a,b]	129,967	88,508
Conatus Pharmaceuticals Inc.[a,b]	17,842	145,145
Concert Pharmaceuticals Inc.[a]	19,570	263,217
Coronado Biosciences Inc.[a,b]	79,863	158,129
Curis Inc.[a,b]	261,311	736,897
Cyclacel Pharmaceuticals Inc.[a,b]	68,615	252,503
Cytokinetics Inc.[a,b]	89,876	853,822
Cytori Therapeutics Inc.[a,b]	194,575	525,352
CytRx Corp.[a,b]	106,069	370,181
Dicerna Pharmaceuticals Inc.[a]	10,329	291,794
Discovery Laboratories Inc.[a]	254,487	547,147
Durata Therapeutics Inc.[a,b]	39,811	535,856
Dyax Corp.[a]	395,928	3,555,433
Enanta Pharmaceuticals Inc.[a,b]	11,540	461,485
Entremed Inc.[a]	32,628	59,709
Enzon Pharmaceuticals Inc.	126,926	130,734
Esperion Therapeutics Inc.[a,b]	16,808	254,137
Exact Sciences Corp.[a,b]	208,423	2,953,354
Fate Therapeutics Inc.[a]	23,151	225,491
Fibrocell Science Inc.[a,b]	69,587	363,940
Five Prime Therapeutics Inc.[a,b]	20,210	397,329
Flexion Therapeutics Inc.[a]	13,299	218,769
Galectin Therapeutics Inc.[a,b]	61,201	936,987
Galena Biopharma Inc.[a,b]	310,572	776,430
Genocea Biosciences Inc.[a]	11,427	207,857
Geron Corp.[a,b]	458,903	954,518
GlycoMimetics Inc.[a]	23,690	386,858
GTx Inc.[a,b]	79,218	121,204
Harvard Apparatus Regenerative Technology Inc.[a]	19,530	177,137
Heat Biologics Inc.[a,b]	10,139	67,830

63

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Hyperion Therapeutics Inc.[a,b]	26,040	$671,832
ImmunoCellular Therapeutics Ltd.[a,b]	168,290	205,314
Immunomedics Inc.[a,b]	218,887	921,514
Insmed Inc.[a,b]	103,741	1,975,229
Insys Therapeutics Inc.[a]	22,311	924,345
Intercept Pharmaceuticals Inc.[a]	21,126	6,967,144
KaloBios Pharmaceuticals Inc.[a,b]	30,136	81,669
Karyopharm Therapeutics Inc.[a,b]	23,180	716,030
Keryx Biopharmaceuticals Inc.[a,b]	263,782	4,494,845
Kindred Biosciences Inc.[a]	25,382	470,328
Kythera Biopharmaceuticals Inc.[a,b]	35,196	1,399,393
Ligand Pharmaceuticals Inc. Class Ba,b	52,968	3,562,628
LipoScience Inc.[a]	21,236	67,743
MacroGenics Inc.[a]	18,913	526,349
Maxygen Inc.[a,c]	118,585	3,558
Medgenics Inc.[a,b]	44,266	308,977
MediciNova Inc.[a,b]	48,709	100,828
MEI Pharma Inc.[a,b]	36,435	405,522
Nanosphere Inc.[a]	155,387	334,082
Navidea Biopharmaceuticals Inc.[a,b]	364,259	673,879
Neuralstem Inc.[a,b]	189,945	795,870
NewLink Genetics Corp.[a,b]	51,822	1,471,745
Northwest Biotherapeutics Inc.[a,b]	87,364	632,515
Novavax Inc.[a,b]	551,952	2,500,343
OncoGenex Pharmaceutical Inc.[a,b]	46,687	549,039
OncoMed Pharmaceuticals Inc.[a,b]	13,953	469,518
Onconova Therapeutics Inc.[a,b]	17,654	111,926
Oncothyreon Inc.[a]	209,325	625,882
Orexigen Therapeutics Inc.[a,b]	300,400	1,952,600
Osiris Therapeutics Inc.[a,b]	50,586	664,194
OvaScience Inc.[a,b]	36,710	328,187
Peregrine Pharmaceuticals Inc.[a,b]	478,114	908,417
PharmAthene Inc.[a,b]	153,610	281,106
Progenics Pharmaceuticals Inc.[a,b]	204,474	836,299
Prothena Corp. PLC[a]	43,322	1,659,666
PTC Therapeutics Inc.[a,b]	33,629	879,062
Raptor Pharmaceutical Corp.[a,b]	181,301	1,813,010
Receptos Inc.[a,b]	21,510	902,129
Regulus Therapeutics Inc.[a,b]	33,429	301,530
Repligen Corp.[a,b]	95,979	1,234,290
Retrophin Inc.[a]	55,896	1,188,908
Rigel Pharmaceuticals Inc.[a]	256,539	995,371
Sangamo BioSciences Inc.[a,b]	196,250	3,548,200
SIGA Technologies Inc.[a,b]	116,435	360,948
StemCells Inc.[a]	159,291	213,450
Stemline Therapeutics Inc.[a,b]	29,143	593,351
Sunesis Pharmaceuticals Inc.[a,b]	96,864	640,271
Synergy Pharmaceuticals Inc.[a,b]	239,043	1,269,318
Synta Pharmaceuticals Corp.[a,b]	144,908	624,553
Synthetic Biologics Inc.[a,b]	104,285	268,012
Targacept Inc.[a]	84,965	403,584
Tetraphase Pharmaceuticals Inc.[a,b]	45,374	494,123
TG Therapeutics Inc.[a,b]	52,132	359,711
Threshold Pharmaceuticals Inc.[a,b]	139,457	663,815
TrovaGene Inc.[a,b]	67,631	387,526
Vanda Pharmaceuticals Inc.[a,b]	99,281	1,613,316
Verastem Inc.[a,b]	51,063	550,970
Vical Inc.[a,b]	230,465	297,300
Xencor Inc.	43,080	505,328
XOMA Corp.[a,b]	223,094	1,162,320
ZIOPHARM Oncology Inc.[a,b]	237,530	1,087,887

		96,590,573

Security	Shares	Value

BUILDING PRODUCTS — 0.70%
American Woodmark Corp.[a]	30,373	$1,022,355
Builders FirstSource Inc.[a,b]	133,897	1,219,802
Gibraltar Industries Inc.[a]	88,118	1,662,787
Insteel Industries Inc.	51,150	1,006,120
Norcraft Companies Inc.[a]	25,214	426,873
Patrick Industries Inc.[a]	21,139	937,092
PGT Inc.[a]	98,390	1,132,469

		7,407,498
CAPITAL MARKETS — 4.19%
Arlington Asset Investment Corp. Class A	20,860	552,373
Capital Southwest Corp.	38,611	1,340,574
CIFC Corp.	19,022	154,839
Cowen Group Inc. Class Aa	287,508	1,267,910
Diamond Hill Investment Group Inc.	8,545	1,123,155
FBR & Co.[a]	24,448	631,492
Fidus Investment Corp.	44,836	865,783
Fifth Street Senior Floating Rate Corp.	22,244	319,869
Full Circle Capital Corp.	48,180	374,840
Garrison Capital Inc.	19,333	273,175
GFI Group Inc.	191,091	678,373
Gladstone Capital Corp.	69,129	696,820
Gladstone Investment Corp.	84,403	698,013
Gleacher & Co. Inc.[a]	4,383	49,922
Golub Capital BDC Inc.	110,804	1,976,743
GSV Capital Corp.[a,b]	57,968	587,796
Harris & Harris Group Inc.[a]	111,543	387,054
Harvest Capital Credit Corp.	6,176	91,096
HFF Inc. Class A	96,006	3,226,762
Horizon Technology Finance Corp.	41,097	514,123
ICG Group Inc.[a]	107,611	2,197,417
INTL FCStone Inc.[a,b]	41,784	785,957
JMP Group Inc.	47,818	339,986
KCAP Financial Inc.	83,302	721,395
Keating Capital Inc.[b]	35,080	215,391
Ladenburg Thalmann Financial Services Inc.[a]	300,062	906,187
Manning & Napier Inc.	42,744	716,817
Marcus & Millichap Inc.[a]	20,453	364,882
MCG Capital Corp.	209,191	792,834
Medallion Financial Corp.	63,142	834,106
Medley Capital Corp.	139,612	1,900,119
MVC Capital Inc.	68,629	929,923
New Mountain Finance Corp.	143,259	2,084,418
NGP Capital Resources Co.	79,225	535,561
OFS Capital Corp.[b]	31,341	392,076
Oppenheimer Holdings Inc. Class A	28,344	795,049
PennantPark Floating Rate Capital Ltd.	49,024	677,512
PennantPark Investment Corp.	187,820	2,075,411
Pzena Investment Management Inc. Class A	33,700	396,649
RCS Capital Corp. Class A	6,213	241,810
Safeguard Scientifics Inc.[a]	61,121	1,355,664
Saratoga Investment Corp.	9,702	149,314
Silvercrest Asset Management Group Inc.	18,226	333,354
Solar Senior Capital Ltd.	45,152	772,551
Stellus Capital Investment Corp.	42,359	609,122
SWS Group Inc.[a]	87,638	655,532
TCP Capital Corp.	105,339	1,743,360
THL Credit Inc.	101,467	1,400,245
TICC Capital Corp.	155,882	1,524,526
U.S. Global Investors Inc. Class A	3,347	10,744

64

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Westwood Holdings Group Inc.	20,872	$1,308,466
WhiteHorse Finance Inc.	28,774	404,850

		43,981,940
CHEMICALS — 1.11%
Advanced Emissions Solutions Inc.[a,b]	64,031	1,571,321
Arabian American Development Co.[a]	65,043	705,717
Chase Corp.	20,080	633,123
Codexis Inc.[a,b]	90,004	183,608
Core Molding Technologies Inc.[a]	20,645	258,475
FutureFuel Corp.	61,321	1,244,816
Hawkins Inc.	27,941	1,026,552
KMG Chemicals Inc.	24,545	384,866
Landec Corp.[a,b]	76,077	849,019
Marrone Bio Innovations Inc.[a,b]	20,931	292,406
Metabolix Inc.[a,b]	59,916	77,891
OMNOVA Solutions Inc.[a]	134,394	1,395,010
Penford Corp.[a]	33,269	477,743
Senomyx Inc.[a]	121,011	1,291,187
TOR Minerals International Inc.[a]	4,890	51,394
Zep Inc.	66,356	1,174,501

		11,617,629
COMMERCIAL BANKS — 12.10%
1st United Bancorp Inc.	103,283	791,148
Access National Corp.	30,704	497,712
American National Bankshares Inc.	29,657	697,533
American River Bankshares[a]	27,260	251,610
Ameris Bancorp[a]	77,303	1,801,160
AmeriServ Financial Inc.	58,147	223,866
Ames National Corp.	30,628	675,041
Arrow Financial Corp.	35,314	933,702
Bancorp Inc. (The)[a]	99,092	1,863,921
Bank of Commerce Holdings	56,357	379,283
Bank of Kentucky Financial Corp.	21,047	790,104
Bank of Marin Bancorp	21,119	950,777
Banner Corp.	57,450	2,367,515
Bar Harbor Bankshares	11,497	440,910
BCB Bancorp Inc.	24,917	325,914
BNC Bancorp	58,177	1,008,207
Bridge Bancorp Inc.	36,401	972,271
Bridge Capital Holdings[a]	34,093	810,050
Bryn Mawr Bank Corp.	43,889	1,260,931
BSB Bancorp Inc.[a,b]	39,151	673,789
C&F Financial Corp.	12,786	423,728
Camden National Corp.	24,521	1,010,265
Capital City Bank Group Inc.	40,882	542,913
Cardinal Financial Corp.	96,007	1,711,805
Carolina Bank Holdings Inc.[a]	6,760	69,155
Cascade Bancorp[a,b]	16,531	92,574
Center Bancorp Inc.	39,978	759,582
CenterState Banks Inc.	92,373	1,008,713
Century Bancorp Inc. Class A	9,877	336,904
Chemung Financial Corp.	11,474	311,175
Citizens & Northern Corp.	43,564	858,646
Citizens Holding Co.	3,335	61,764
CNB Financial Corp.	45,354	801,859
CoBiz Financial Inc.	108,821	1,253,618
Community Bankers Trust Corp.[a]	10,880	43,738
Community Trust Bancorp Inc.	41,549	1,723,453
CommunityOne Bancorp.[a]	28,770	322,799

Security	Shares	Value

ConnectOne Bancorp Inc.[a]	9,563	$468,204
CU Bancorp[a]	38,234	703,506
Customers Bancorp Inc.[a,b]	62,213	1,298,385
Eagle Bancorp Inc.[a]	65,353	2,359,243
Enterprise Bancorp Inc.	26,712	543,322
Enterprise Financial Services Corp.	63,096	1,266,337
Farmers Capital Bank Corp.[a]	26,608	597,616
Farmers National Banc Corp.	77,019	591,506
Fidelity Southern Corp.	45,910	641,363
Financial Institutions Inc.	41,285	950,381
First Bancorp (North Carolina)	60,418	1,147,942
First Bancorp Inc. (Maine)	33,999	554,184
First Busey Corp.	219,703	1,274,277
First Business Financial Services Inc.	12,715	599,894
First Community Bancshares Inc.	58,254	953,035
First Connecticut Bancorp Inc.	61,341	960,600
First Financial Corp.	34,182	1,151,250
First Internet Bancorp	12,591	286,697
First Merchants Corp.	103,306	2,235,542
First NBC Bank Holding Co.[a]	13,519	471,272
First of Long Island Corp. (The)	27,179	1,103,739
First Security Group Inc[a]	183,046	380,736
First South Bancorp Inc.	38,702	336,320
First United Corp.[a]	18,815	142,994
Firstbank Corp.	15,185	283,504
Flushing Financial Corp.	96,038	2,023,521
German American Bancorp Inc.	40,316	1,164,729
Great Southern Bancorp Inc.	33,248	998,437
Guaranty Bancorp	49,237	701,627
Hampton Roads Bankshares Inc.[a]	115,082	182,980
Hanmi Financial Corp.	92,962	2,166,015
Heartland Financial USA Inc.	45,322	1,223,241
Heritage Commerce Corp.	71,084	572,937
Heritage Financial Corp.	53,159	899,450
Heritage Oaks Bancorp[a]	75,591	610,775
Home Federal Bancorp Inc.	56,554	879,980
HomeTrust Bancshares Inc.[a]	65,055	1,026,568
Horizon Bancorp	32,612	726,595
Hudson Valley Holding Corp.	49,559	944,099
Independent Bank Corp. (Michigan)[a]	60,458	784,745
Independent Bank Group Inc.	12,682	745,068
Intervest Bancshares Corp.[a]	68,462	510,042
Lakeland Bancorp Inc.	108,499	1,220,614
Lakeland Financial Corp.	49,269	1,981,599
LCNB Corp.	27,124	469,245
LNB Bancorp Inc.	28,091	320,799
Macatawa Bank Corp.[b]	81,512	410,820
MainSource Financial Group Inc.	64,298	1,099,496
MBT Financial Corp.[a]	62,194	305,994
Mercantile Bank Corp.	31,786	655,427
Merchants Bancshares Inc.	22,085	720,192
Metro Bancorp Inc.[a]	44,896	949,101
Middleburg Financial Corp.	24,656	434,192
MidSouth Bancorp Inc.	32,047	539,351
MidWestOne Financial Group Inc.	25,191	635,821
Monarch Financial Holdings Inc.	43,215	529,816
National Bankshares Inc.	20,858	761,526
NewBridge Bancorp[a]	80,007	571,250
North Valley Bancorp[a]	22,338	540,133
Northrim BanCorp Inc.	25,540	656,123
Old Line Bancshares Inc.	29,452	508,047
Old Second Bancorp Inc.[a]	26,664	122,654
OmniAmerican Bancorp Inc.	40,252	917,343

65

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Orrstown Financial Services Inc.[a]	33,084	$549,856
Pacific Continental Corp.	60,746	835,865
Pacific Mercantile Bancorp[a]	54,086	335,874
Pacific Premier Bancorp Inc.[a]	49,756	803,062
Palmetto Bancshares Inc.[a]	13,062	184,044
Park Sterling Corp.	149,917	996,948
Peapack-Gladstone Financial Corp.	36,355	799,810
Penns Woods Bancorp Inc.	17,370	847,309
Peoples Bancorp Inc.	34,269	847,472
Peoples Financial Corp.[a]	5,901	78,483
Preferred Bank[a]	38,471	998,707
QCR Holdings Inc.	11,346	194,697
Renasant Corp.	88,896	2,582,429
Republic First Bancorp Inc.[a]	68,239	262,720
S.Y. Bancorp Inc.	42,844	1,355,584
Sandy Spring Bancorp Inc.	73,942	1,847,071
Seacoast Banking Corp. of Florida[a]	57,558	633,138
Shore Bancshares Inc.[a]	26,976	256,542
Sierra Bancorp	39,757	632,931
Simmons First National Corp. Class A	48,926	1,823,472
Southern Community Financial Corp.[c]	38,043	—
Southern National Bancorp of Virginia Inc.	38,432	391,622
Southside Bancshares Inc.	53,964	1,693,390
Southwest Bancorp Inc.	60,547	1,069,260
State Bank Financial Corp.	97,356	1,722,228
Sterling Bancorp	241,111	3,052,465
Suffolk Bancorp[a]	37,591	838,279
Sun Bancorp Inc. (New Jersey)[a,b]	129,149	433,941
Taylor Capital Group Inc.[a]	53,592	1,281,921
Tompkins Financial Corp.	42,511	2,081,339
TowneBank	78,661	1,220,032
TriCo Bancshares	48,872	1,267,251
Tristate Capital Holdings Inc.[a]	25,295	359,442
Union First Market Bankshares Corp.	121,860	3,097,681
United Community Banks Inc.[a]	124,931	2,424,911
United Security Bancshares[a]	29,449	163,442
United Security Bancshares Inc.[a]	22,022	188,068
Univest Corp. of Pennsylvania	53,011	1,087,786
VantageSouth Bancshares Inc.[a]	22,334	157,008
Washington Banking Co.	56,734	1,008,731
Washington Trust Bancorp Inc.	44,031	1,649,842
West Bancorporation Inc.	51,912	788,543
Westbury Bancorp Inc.[a]	17,582	257,400
Wilshire Bancorp Inc.	198,629	2,204,782
Yadkin Financial Corp.[a]	44,893	961,159

		127,126,873
COMMERCIAL SERVICES & SUPPLIES — 1.78%
Acorn Energy Inc.	75,554	256,128
AMREP Corp.[a]	4,127	26,083
ARC Document Solutions Inc.[a]	112,328	835,720
Casella Waste Systems Inc. Class Aa,b	119,967	613,031
CECO Environmental Corp.	50,779	842,424
Cenveo Inc.[a,b]	155,087	471,464
Courier Corp.	37,064	570,786
Ecology and Environment Inc. Class A	8,705	83,394
EnerNOC Inc.[a]	76,618	1,707,049
Ennis Inc.	73,648	1,220,347
Fuel Tech Inc.[a]	45,753	228,765
Heritage-Crystal Clean Inc.[a,b]	25,545	463,131
Hudson Technologies Inc.[a,b]	62,112	173,914
Intersections Inc.	31,592	186,393

Security	Shares	Value

Kimball International Inc. Class B	92,748	$1,679,666
Metalico Inc.[a]	138,222	225,302
Multi-Color Corp.	35,796	1,252,860
Performant Financial Corp.[a,b]	62,502	565,643
Schawk Inc.	40,698	813,553
SP Plus Corp.[a]	46,462	1,220,557
Swisher Hygiene Inc.[a]	333,711	150,203
Team Inc.[a,b]	58,548	2,509,367
TRC Companies Inc.[a]	48,055	319,566
US Ecology Inc.	60,952	2,262,538
Versar Inc.[a]	13,056	52,224

		18,730,108
COMMUNICATIONS EQUIPMENT — 1.87%
Alliance Fiber Optic Products Inc.	34,245	495,525
Applied Optoelectronics Inc.[a,b]	12,809	315,998
Aviat Networks Inc.[a]	177,004	281,436
Bel Fuse Inc. Class B	29,927	655,401
Black Box Corp.	48,451	1,179,297
CalAmp Corp.[a]	102,673	2,861,497
Clearfield Inc.[a]	34,444	795,312
ClearOne Inc.[a]	20,913	214,358
Communications Systems Inc.	26,471	340,682
Comtech Telecommunications Corp.	42,847	1,365,105
Digi International Inc.[a]	77,837	790,046
Emcore Corp.[a,b]	81,873	413,459
Extreme Networks Inc.[a]	271,942	1,577,264
KVH Industries Inc.[a]	46,838	616,388
Meru Networks Inc.[a,b]	54,934	247,752
Novatel Wireless Inc.[a,b]	104,410	183,762
Numerex Corp. Class Aa	42,751	467,268
Oclaro Inc.[a]	237,161	735,199
Oplink Communications Inc.[a]	56,102	1,007,592
ParkerVision Inc.[a,b]	261,435	1,254,888
PCTEL Inc.	61,750	539,078
Procera Networks Inc.[a]	61,004	633,832
Relm Wireless Corp.[a]	21,969	69,202
ShoreTel Inc.[a]	175,352	1,508,027
TESSCO Technologies Inc.	16,808	627,947
Westell Technologies Inc. Class Aa	143,387	529,098

		19,705,413
COMPUTERS & PERIPHERALS — 1.22%
Astro-Med Inc.	16,319	192,891
Concurrent Computer Corp.	35,104	286,800
Cray Inc.[a,b]	114,745	4,282,283
Dot Hill Systems Corp.[a]	176,010	681,159
Hutchinson Technology Inc.[a,b]	76,207	215,666
Imation Corp.[a]	107,126	618,117
Immersion Corp.[a]	82,451	869,858
Intevac Inc.[a]	75,519	732,534
Overland Storage Inc.[a]	103,688	83,303
Quantum Corp.[a]	622,552	759,513
Qumu Corp.[a]	30,565	489,040
Silicon Graphics International Corp.[a,b]	99,237	1,218,630
Super Micro Computer Inc.[a]	92,396	1,604,918
TransAct Technologies Inc.	28,749	330,326
USA Technologies Inc.[a]	113,495	236,070
Violin Memory Inc.[a,b]	54,934	219,736

		12,820,844

66

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 1.17%
Ameresco Inc. Class Aa	63,900	$483,084
Argan Inc.	41,702	1,239,800
Comfort Systems USA Inc.	107,585	1,639,595
Furmanite Corp.[a]	112,078	1,100,606
Goldfield Corp. (The)[a]	81,018	180,670
Great Lakes Dredge & Dock Corp.[a]	172,729	1,577,016
Layne Christensen Co.[a,b]	59,314	1,078,922
MYR Group Inc.[a]	62,364	1,579,057
Northwest Pipe Co.[a]	27,177	982,720
Orion Marine Group Inc.[a]	80,583	1,012,928
Pike Corp.[a]	77,000	828,520
Sterling Construction Co. Inc.[a]	55,033	477,136
UniTek Global Services Inc.[a]	65,614	119,418

		12,299,472
CONSTRUCTION MATERIALS — 0.13%
United States Lime & Minerals Inc.	6,157	346,639
US Concrete Inc.[a,b]	43,545	1,023,308

		1,369,947
CONSUMER FINANCE — 0.28%
Asta Funding Inc.[a]	35,432	293,023
Atlanticus Holdings Corp.[a,b]	13,827	31,664
Consumer Portfolio Services Inc.[a]	61,185	418,506
First Marblehead Corp. (The)[a]	26,615	160,755
Imperial Holdings Inc.[a]	51,775	297,706
JGWPT Holdings Inc. Class Aa	36,551	667,421
Nicholas Financial Inc.	36,096	567,790
QC Holdings Inc.	12,295	28,647
Regional Management Corp.[a]	17,723	437,049

		2,902,561
CONTAINERS & PACKAGING — 0.24%
AEP Industries Inc.[a]	13,369	495,990
Myers Industries Inc.	80,314	1,599,855
UFP Technologies Inc.[a]	19,326	470,781

		2,566,626
DISTRIBUTORS — 0.36%
Core-Mark Holding Co. Inc.	33,639	2,442,191
VOXX International Corp.[a]	54,906	751,114
Weyco Group Inc.	20,453	552,640

		3,745,945
DIVERSIFIED CONSUMER SERVICES — 0.43%
Cambium Learning Group Inc.[a]	51,402	110,514
Career Education Corp.[a]	161,808	1,207,088
Carriage Services Inc.	46,268	843,928
Collectors Universe Inc.	21,215	399,266
Corinthian Colleges Inc.[a,b]	232,745	321,188
JTH Holding Inc. Class Aa,b	15,583	432,273
Learning Tree International Inc.[a]	19,566	63,394
Lincoln Educational Services Corp.	71,861	270,916
National American University Holdings Inc.	38,009	147,855

Security	Shares	Value

Universal Technical Institute Inc.	59,672	$772,752

		4,569,174
DIVERSIFIED FINANCIAL SERVICES — 0.26%
GAIN Capital Holdings Inc.	33,275	359,703
Life Partners Holdings Inc.	42,702	122,128
Marlin Business Services Corp.	24,776	515,589
MicroFinancial Inc.	37,004	291,221
NewStar Financial Inc.[a]	76,699	1,063,048
Resource America Inc. Class A	41,648	356,923

		2,708,612
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.58%
8x8 Inc.[a,b]	255,414	2,761,025
Alaska Communications Systems Group Inc.[a]	163,233	315,040
Alteva	23,436	194,519
Cbeyond Inc.[a]	76,474	554,437
Consolidated Communications Holdings Inc.	117,328	2,347,733
Fairpoint Communications Inc.[a,b]	59,337	806,983
General Communication Inc. Class Aa	89,877	1,025,497
Hawaiian Telcom Holdco Inc.[a,b]	31,907	909,030
Hickory Tech Corp.	43,355	554,510
IDT Corp. Class B	48,106	801,446
inContact Inc.[a,b]	158,515	1,521,744
Inteliquent Inc.	95,411	1,386,322
Lumos Networks Corp.	46,194	617,614
magicJack VocalTec Ltd.[a,b]	56,763	1,205,078
NTS Inc.[a]	48,485	93,576
ORBCOMM Inc.[a]	120,602	826,124
Straight Path Communications Inc. Class Ba	23,017	169,405
Towerstream Corp.[a,b]	199,000	467,650

		16,557,733
ELECTRIC UTILITIES — 0.17%
Genie Energy Ltd. Class Ba	36,785	366,746
Unitil Corp.	42,646	1,400,495

		1,767,241
ELECTRICAL EQUIPMENT — 1.19%
Active Power Inc.[a]	69,594	230,356
Allied Motion Technologies Inc.	23,152	268,332
American Electric Technologies Inc.[a]	22,473	152,592
American Superconductor Corp.[a,b]	132,281	212,972
Broadwind Energy Inc.[a]	40,586	495,961
Capstone Turbine Corp.[a,b]	895,417	1,907,238
Enphase Energy Inc.[a,b]	45,763	336,816
FuelCell Energy Inc.[a,b]	523,299	1,297,781
Global Power Equipment Group Inc.	51,143	1,017,234
LSI Industries Inc.	67,978	556,740
Magnetek Inc.[a]	8,696	165,224
Orion Energy Systems Inc.[a]	54,969	398,525
Powell Industries Inc.	25,142	1,629,202
Power Solutions International Inc.[a,b]	6,423	482,817
PowerSecure International Inc.[a,b]	63,707	1,493,292
Preformed Line Products Co.	6,862	470,390
Real Goods Solar Inc. Class Aa,b	34,367	139,874
Revolution Lighting Technologies Inc.[a,b]	86,992	274,025
SL Industries Inc.[a]	10,406	255,571
Ultralife Corp.[a]	42,484	180,557

67

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Vicor Corp.[a]	50,358	$513,652

		12,479,151
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.85%
Agilysys Inc.[a]	43,515	583,101
Audience Inc.[a]	29,590	369,875
Checkpoint Systems Inc.[a]	121,875	1,635,562
ClearSign Combustion Corp.[a,b]	23,055	251,530
Control4 Corp.[a,b]	13,655	289,623
CTS Corp.	97,853	2,043,171
CUI Global Inc.[a]	64,940	714,340
Daktronics Inc.	104,211	1,499,596
DTS Inc.[a]	48,822	964,723
Echelon Corp.[a,b]	123,049	342,076
Electro Rent Corp.	55,247	971,795
Electro Scientific Industries Inc.	69,900	688,515
eMagin Corp.[a]	56,655	142,771
Frequency Electronics Inc.[a]	25,286	273,342
GSI Group Inc.[a]	88,045	1,149,868
I.D. Systems Inc.[a]	32,972	187,281
IEC Electronics Corp.[a]	37,863	169,626
Iteris Inc.[a]	96,917	191,896
Kemet Corp.[a]	133,332	774,659
KEY Tronic Corp.[a]	35,104	365,784
LoJack Corp.[a]	57,890	329,973
Maxwell Technologies Inc.[a]	86,031	1,111,520
Measurement Specialties Inc.[a]	44,131	2,994,288
Mercury Systems Inc.[a]	95,254	1,258,305
Mesa Laboratories Inc.	8,018	723,624
Methode Electronics Inc.	107,099	3,283,655
Microvision Inc.[a]	80,061	154,518
Mocon Inc.	14,191	236,706
Multi-Fineline Electronix Inc.[a]	23,563	301,606
NAPCO Security Technologies Inc.[a]	44,321	293,848
Neonode Inc.[a,b]	83,957	477,715
PAR Technology Corp.[a]	35,686	174,505
PC Connection Inc.	25,891	526,105
PC Mall Inc.[a]	30,143	294,799
Perceptron Inc.	26,721	324,126
Planar Systems Inc.[a]	63,361	129,890
RadiSys Corp.[a]	69,043	247,864
Research Frontiers Inc.[a,b]	77,607	402,780
RF Industries Ltd.	16,598	108,219
Richardson Electronics Ltd.	47,230	508,195
SMTC Corp.[a]	37,518	74,661
Speed Commerce Inc.[a]	140,352	510,881
Uni-Pixel Inc.[a,b]	30,220	231,485
Viasystems Group Inc.[a]	9,178	114,909
Vishay Precision Group Inc.[a]	41,621	723,373
Zygo Corp.[a]	49,881	757,692

		29,904,376
ENERGY EQUIPMENT & SERVICES — 1.49%
Bolt Technology Corp.	28,499	563,425
Cal Dive International Inc.[a,b]	285,634	485,578
Dawson Geophysical Co.	23,977	671,596
Forbes Energy Services Ltd.[a,b]	47,813	188,861
GreenHunter Energy Inc.[a,b]	30,420	29,444
Gulf Island Fabrication Inc.	40,088	866,302
Matrix Service Co.[a]	75,572	2,552,822
Mitcham Industries Inc.[a]	40,465	564,082

Security	Shares	Value

Natural Gas Services Group Inc.[a]	34,878	$1,051,223
PHI Inc.[a]	37,535	1,660,548
Pioneer Energy Services Corp.[a]	179,108	2,319,449
RigNet Inc.[a]	35,340	1,902,352
TGC Industries Inc.[a]	51,171	304,467
Vantage Drilling Co.[a,b]	591,312	1,011,144
Willbros Group Inc.[a]	115,492	1,457,509

		15,628,802
FOOD & STAPLES RETAILING — 0.64%
Chefs’ Warehouse Inc. (The)[a,b]	49,069	1,050,077
Natural Grocers by Vitamin Cottage Inc.[a,b]	25,743	1,123,939
Pantry Inc. (The)[a]	69,633	1,068,170
Roundy’s Inc.	86,797	597,163
Spartan Stores Inc.	103,913	2,411,821
Village Super Market Inc. Class A	19,144	505,402

		6,756,572
FOOD PRODUCTS — 1.29%
Alico Inc.	9,017	339,941
Boulder Brands Inc.[a,b]	173,733	3,061,175
Calavo Growers Inc.	37,177	1,322,758
Chiquita Brands International Inc.[a]	137,648	1,713,718
Coffee Holding Co. Inc.[a]	22,240	169,469
Diamond Foods Inc.[a]	66,551	2,324,626
Farmer Bros. Co.[a]	18,192	358,382
Griffin Land & Nurseries Inc.	3,621	109,499
Inventure Foods Inc.[a]	44,450	621,411
John B. Sanfilippo & Son Inc.	27,583	634,961
Lifeway Foods Inc.[b]	14,580	214,326
Limoneira Co.	29,606	671,464
Omega Protein Corp.[a]	57,503	694,061
Rocky Mountain Chocolate Factory Inc.	23,201	272,380
S&W Seed Co.[a,b]	34,440	255,200
Seneca Foods Corp. Class Aa	26,304	828,050

		13,591,421
GAS UTILITIES — 0.24%
Chesapeake Utilities Corp.	26,625	1,681,635
Delta Natural Gas Co. Inc.	24,683	511,432
Gas Natural Inc.	37,911	382,522

		2,575,589
HEALTH CARE EQUIPMENT & SUPPLIES — 3.93%
Accuray Inc.[a,b]	219,098	2,103,341
Alphatec Holdings Inc.[a]	190,627	285,941
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a]	72,434	1,140,836
Anika Therapeutics Inc.[a]	35,053	1,440,678
Antares Pharma Inc.[a,b]	336,438	1,177,533
Atossa Genetics Inc.[a,b]	32,698	55,260
AtriCure Inc.[a]	73,088	1,374,785
Atrion Corp.	4,643	1,421,408
Baxano Surgical Inc.[a,b]	71,786	77,529
Biolase Inc.[a,b]	97,661	235,363
Bovie Medical Corp.[a]	48,937	188,408
BSD Medical Corp.[a,b]	99,205	127,974
Cardica Inc.[a,b]	133,401	134,735
Cardiovascular Systems Inc.[a,b]	77,432	2,461,563

68

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Cerus Corp.[a,b]	206,095	$989,256
Chembio Diagnostics Inc.[a]	4,347	14,910
CryoLife Inc.	81,366	810,405
Cutera Inc.[a]	45,394	507,959
Cynosure Inc. Class Aa	56,031	1,641,708
Derma Sciences Inc.[a]	56,796	720,173
Digirad Corp.	73,064	250,610
EnteroMedics Inc.[a,b]	132,246	240,688
Exactech Inc.[a]	29,051	655,391
Fonar Corp.[a,b]	19,202	337,571
GenMark Diagnostics Inc.[a,b]	111,624	1,109,543
Hansen Medical Inc.[a,b]	294,660	766,116
Inogen Inc.[a]	14,932	246,527
Iridex Corp.[a]	23,567	210,453
LDR Holding Corp.[a,b]	17,065	585,842
LeMaitre Vascular Inc.	33,424	269,732
Medical Action Industries Inc.[a]	45,461	316,863
MELA Sciences Inc.[a]	134,144	83,572
Merit Medical Systems Inc.[a]	123,248	1,762,446
Natus Medical Inc.[a]	88,315	2,278,527
OraSure Technologies Inc.[a]	163,659	1,304,362
Oxford Immunotec Global PLC[a]	18,271	366,699
PhotoMedex Inc.[a,b]	42,613	674,564
Rockwell Medical Technologies Inc.[a,b]	116,852	1,479,346
RTI Surgical Inc.[a]	171,000	697,680
Staar Surgical Co.[a]	111,430	2,094,884
Sunshine Heart Inc.[a,b]	36,626	213,896
SurModics Inc.[a]	40,576	917,018
Symmetry Medical Inc.[a]	109,874	1,105,332
Synergetics USA Inc.[a]	83,269	253,971
Tandem Diabetes Care Inc.[a,b]	27,270	602,394
TearLab Corp.[a,b]	86,864	587,201
Unilife Corp.[a,b]	305,891	1,244,976
Uroplasty Inc.[a,b]	63,630	230,977
Utah Medical Products Inc.	9,727	562,512
Vascular Solutions Inc.[a,b]	50,902	1,333,123
Veracyte Inc.[a,b]	14,961	256,282
Vermillion Inc.[a,b]	58,737	173,274
Vision-Sciences Inc.[a]	84,270	101,967
Zeltiq Aesthetics Inc.[a,b]	53,004	1,039,408

		41,263,512
HEALTH CARE PROVIDERS & SERVICES — 1.86%
Adcare Health Systems Inc.[a]	43,262	179,970
Addus HomeCare Corp.[a,b]	16,886	389,222
Alliance HealthCare Services Inc.[a]	15,838	531,048
Almost Family Inc.[a]	24,040	555,324
Amedisys Inc.[a]	91,432	1,361,422
AMN Healthcare Services Inc.[a]	135,108	1,856,384
BioTelemetry Inc.[a]	77,061	777,545
Chindex International Inc.[a]	37,511	715,710
CorVel Corp.[a]	33,306	1,657,307
Cross Country Healthcare Inc.[a]	82,626	666,792
Five Star Quality Care Inc.[a]	126,189	613,279
Gentiva Health Services Inc.[a]	95,234	868,534
Healthways Inc.[a]	100,112	1,715,920
InfuSystems Holdings Inc.[a,b]	67,785	189,120
LCA-Vision Inc.[a]	59,815	320,010
LHC Group Inc.[a]	35,136	775,100
National Research Corp. Class Aa	28,838	478,422
PDI Inc.[a]	32,900	150,682
PharMerica Corp.[a]	85,475	2,391,591

Security	Shares	Value

Providence Service Corp. (The)[a]	32,199	$910,588
Psychemedics Corp.	22,435	384,312
RadNet Inc.[a]	107,450	305,158
Sharps Compliance Corp.[a]	41,852	191,682
Skilled Healthcare Group Inc. Class Aa,b	63,315	333,670
U.S. Physical Therapy Inc.	35,690	1,233,803

		19,552,595
HEALTH CARE TECHNOLOGY — 0.63%
HealthStream Inc.[a]	58,990	1,575,033
Icad Inc.[a]	31,076	284,656
Merge Healthcare Inc.[a]	199,318	486,336
Omnicell Inc.[a]	100,295	2,870,443
Simulations Plus Inc.	26,610	177,223
Streamline Health Solutions Inc.[a]	45,325	227,985
Vocera Communications Inc.[a]	61,804	1,009,259

		6,630,935
HOTELS, RESTAURANTS & LEISURE — 2.33%
Ambassadors Group Inc.	52,796	209,072
Ark Restaurants Corp.	10,838	238,544
Biglari Holdings Inc.[a]	3,904	1,903,161
Bravo Brio Restaurant Group Inc.[a,b]	58,109	819,918
Carrols Restaurant Group Inc.[a,b]	72,321	518,542
Century Casinos Inc.[a]	59,946	429,813
Chuy’s Holdings Inc.[a]	47,940	2,068,132
Cosi Inc.[a,b]	67,091	78,832
Del Frisco’s Restaurant Group Inc.[a]	31,003	864,984
Denny’s Corp.[a]	266,088	1,710,946
Diversified Restaurant Holdings Inc.[a,b]	36,276	181,380
Dover Downs Gaming & Entertainment Inc.[a]	51,102	78,697
Dover Motorsports Inc.	83,311	208,278
Einstein Noah Restaurant Group Inc.	20,521	337,776
Empire Resorts Inc.[a,b]	46,159	325,883
Famous Dave’s of America Inc.[a]	16,770	410,530
Frisch’s Restaurants Inc.	10,932	258,760
Full House Resorts Inc.[a]	68,860	149,426
Intrawest Resorts Holdings Inc.[a]	52,879	689,542
Isle of Capri Casinos Inc.[a]	63,716	488,702
Jamba Inc.[a,b]	48,943	587,071
Kona Grill Inc.[a]	19,031	387,661
Lakes Entertainment Inc.[a]	65,318	326,590
Luby’s Inc.[a]	58,952	363,144
Marcus Corp. (The)	56,978	951,533
Monarch Casino & Resort Inc.[a]	23,740	439,902
Morgans Hotel Group Co.[a]	82,585	663,983
MTR Gaming Group Inc.[a]	75,125	385,391
Multimedia Games Holding Co. Inc.[a]	83,583	2,427,250
Nathan’s Famous Inc.[a]	9,495	465,160
Pizza Inn Holdings Inc.[a,b]	18,276	110,387
Premier Exhibitions Inc.[a]	83,837	78,136
Red Lion Hotels Corp.[a,b]	47,533	277,117
Red Robin Gourmet Burgers Inc.[a]	40,296	2,888,417
Rick’s Cabaret International Inc.[a]	26,547	299,185
Ruth’s Hospitality Group Inc.	104,410	1,262,317
Town Sports International Holdings Inc.	72,020	611,450

		24,495,612
HOUSEHOLD DURABLES — 1.48%
Bassett Furniture Industries Inc.	35,980	534,303

69

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Beazer Homes USA Inc.[a]	74,321	$1,492,366
Blyth Inc.[b]	24,448	262,327
Cavco Industries Inc.[a]	20,832	1,634,270
Comstock Holding Companies Inc.[a,b]	41,253	66,005
CSS Industries Inc.	25,374	685,098
Dixie Group Inc.[a]	35,543	583,616
Emerson Radio Corp.[a]	43,600	90,688
EveryWare Global Inc.[a]	28,647	130,630
Flexsteel Industries	15,269	574,420
Hooker Furniture Corp.	34,008	532,565
Installed Building Products Inc.[a]	25,211	351,694
LGI Homes Inc.[a,b]	29,603	510,652
Libbey Inc.[a]	62,543	1,626,118
Lifetime Brands Inc.	32,270	576,342
M/I Homes Inc.[a]	70,616	1,583,211
New Home Co. Inc. (The)[a]	26,441	376,520
P&F Industries Inc. Class Aa	3,363	26,299
Parametric Sound Corp.[a]	18,020	253,361
Skullcandy Inc.[a]	57,101	524,187
Skyline Corp.[a]	2,073	12,542
Stanley Furniture Co. Inc.[a]	52,983	145,173
UCP Inc.[a]	30,305	456,393
Universal Electronics Inc.[a]	44,392	1,704,209
WCI Communities Inc.[a]	20,237	399,883
Zagg Inc.[a]	93,826	433,476

		15,566,348
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co. Class Aa	122,732	1,014,994
Oil-Dri Corp. of America	15,288	528,047
Orchids Paper Products Co.	18,422	563,713

		2,106,754
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.02%
American DG Energy Inc.[a]	96,465	191,965

		191,965
INSURANCE — 1.78%
American Independence Corp.[a]	738	7,941
Amerisafe Inc.	52,419	2,301,718
Baldwin & Lyons Inc. Class B	29,612	778,499
Blue Capital Reinsurance Holdings Ltd.[a]	20,845	362,495
Citizens Inc.[a,b]	126,036	932,666
Crawford & Co. Class B	79,448	866,778
Donegal Group Inc. Class A	23,933	348,943
eHealth Inc.[a]	53,852	2,735,682
EMC Insurance Group Inc.	12,613	448,140
Federated National Holding Co.	35,936	658,348
First Acceptance Corp.[a]	61,930	154,206
Fortegra Financial Corp.[a]	28,340	199,230
Hallmark Financial Services Inc.[a]	49,297	409,658
HCI Group Inc.	28,415	1,034,306
Health Insurance Innovations Inc.[a,b]	18,866	195,074
Independence Holding Co.	26,011	349,068
Investors Title Co.	5,926	449,783
Kansas City Life Insurance Co.	10,915	526,103
Meadowbrook Insurance Group Inc.	146,295	852,900
National Interstate Corp.	16,549	443,679
Phoenix Companies Inc. (The)[a,b]	16,802	869,504
Stewart Information Services Corp.	62,639	2,200,508

Security	Shares	Value

United Insurance Holdings Corp.	41,171	$601,508
Universal Insurance Holdings Inc.	75,612	960,272

		18,687,009
INTERNET & CATALOG RETAIL — 0.60%
1-800-FLOWERS.COM Inc. Class Aa	80,466	453,024
Blue Nile Inc.[a]	35,887	1,248,868
CafePress Inc.[a]	28,259	171,532
Gaiam Inc. Class Aa	47,927	347,471
Geeknet Inc.[a,b]	13,849	194,163
NutriSystem Inc.	83,018	1,251,081
Overstock.com Inc.[a,b]	31,931	629,041
PetMed Express Inc.	58,127	779,483
US Auto Parts Network Inc.[a]	54,356	166,329
Valuevision Media Inc. Class Aa	114,714	557,510
Vitacost.com Inc.[a,b]	68,306	484,289

		6,282,791
INTERNET SOFTWARE & SERVICES — 2.64%
Autobytel Inc.[a]	25,767	320,284
Blucora Inc.[a]	119,100	2,345,079
Brightcove Inc.[a,b]	82,769	813,619
BroadVision Inc.[a]	12,209	135,032
Carbonite Inc.[a,b]	38,107	388,310
Care.com Inc.[a]	19,325	319,829
ChannelAdvisor Corp.[a,b]	17,595	664,035
E2open Inc.[a,b]	48,473	1,142,509
eGain Corp.[a]	41,704	294,430
Envestnet Inc.[a,b]	66,578	2,675,104
Global Eagle Entertainment Inc.[a,b]	83,189	1,312,722
Internap Network Services Corp.[a]	158,914	1,125,111
IntraLinks Holdings Inc.[a]	112,134	1,147,131
iPass Inc.[a]	172,119	283,996
Limelight Networks Inc.[a]	174,914	381,313
Local Corp.[a,b]	82,987	159,335
Marchex Inc. Class B	70,065	736,383
Marin Software Inc.[a,b]	26,914	284,481
MeetMe Inc.[a,b]	57,589	187,740
Move Inc.[a,b]	117,506	1,358,369
Perficient Inc.[a]	97,360	1,764,163
QuinStreet Inc.[a]	91,920	610,349
RealNetworks Inc.[a]	71,773	544,039
Reis Inc.[a,b]	27,717	500,292
SciQuest Inc.[a,b]	67,761	1,830,564
Spark Networks Inc.[a,b]	55,472	290,119
Stamps.com Inc.[a]	38,423	1,289,476
Support.com Inc.[a]	153,720	391,986
Synacor Inc.[a]	88,743	219,195
TechTarget Inc.[a]	36,670	264,391
TheStreet.com Inc.	103,278	270,588
Travelzoo Inc.[a]	22,847	523,196
Tremor Video Inc.[a,b]	22,284	91,810
Unwired Planet Inc.[a,b]	241,422	523,886
Vocus Inc.[a,b]	54,944	732,404
World Energy Solutions Inc.[a]	22,858	110,176
XO Group Inc.[a]	78,708	798,099
YuMe Inc.[a,b]	15,717	114,891
Zix Corp.[a,b]	181,928	753,182

		27,697,618

70

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

IT SERVICES — 1.23%
Cass Information Systems Inc.	28,814	$1,485,650
CIBER Inc.[a]	212,021	971,056
Computer Task Group Inc.	45,781	777,819
Datalink Corp.[a]	57,300	798,189
Edgewater Technology Inc.[a]	37,052	264,922
Global Cash Access Inc.[a,b]	188,955	1,296,231
Hackett Group Inc. (The)	85,365	510,483
Information Services Group Inc.[a]	106,153	521,211
Innodata Inc.[a]	67,755	197,167
Lionbridge Technologies Inc.[a]	167,776	1,125,777
Mattersight Corp.[a]	30,969	214,615
ModusLink Global Solutions Inc.[a]	110,977	469,433
NCI Inc. Class Aa	21,474	228,269
Newtek Business Services Inc.[a]	104,135	299,909
Pfsweb Inc.[a]	40,766	366,486
Planet Payment Inc.[a,b]	136,762	374,728
PRGX Global Inc.[a]	85,097	589,722
StarTek Inc.[a,b]	42,910	295,650
Virtusa Corp.[a]	65,038	2,179,423

		12,966,740
LEISURE EQUIPMENT & PRODUCTS — 0.76%
Arctic Cat Inc.	37,935	1,812,914
Black Diamond Inc.[a,b]	67,147	821,208
Escalade Inc.	32,642	437,403
JAKKS Pacific Inc.[b]	58,932	425,489
Johnson Outdoors Inc. Class A	16,792	426,852
Malibu Boats Inc. Class Aa	24,172	537,102
Marine Products Corp.	30,006	225,645
Nautilus Inc.[a]	91,822	884,246
Smith & Wesson Holding Corp.[a,b]	162,455	2,375,092
Summer Infant Inc.[a]	41,033	85,759

		8,031,710
LIFE SCIENCES TOOLS & SERVICES — 1.28%
Accelerate Diagnostics Inc.[a,b]	33,911	739,599
Affymetrix Inc.[a,b]	208,452	1,486,263
Albany Molecular Research Inc.[a,b]	69,556	1,293,046
Apricus Biosciences Inc.[a,b]	120,032	258,069
BG Medicine Inc.[a,b]	64,313	123,481
Cambrex Corp.[a]	88,942	1,678,335
Enzo Biochem Inc.[a]	101,606	422,681
Fluidigm Corp.[a,b]	75,350	3,320,674
Furiex Pharmaceuticals Inc.[a,b]	19,512	1,697,544
Harvard Bioscience Inc.[a]	79,116	375,010
NanoString Technologies Inc.[a]	19,954	412,050
NeoGenomics Inc.[a,b]	104,008	360,908
Pacific Biosciences of California Inc.[a,b]	139,915	748,545
pSivida Corp.[a,b]	86,519	354,728
Response Genetics Inc.[a,b]	109,847	130,718

		13,401,651
MACHINERY — 3.19%
Accuride Corp.[a,b]	120,147	532,251
Adept Technology Inc.[a]	32,606	619,514
Alamo Group Inc.	19,456	1,057,045
American Railcar Industries Inc.	26,478	1,854,254
Ampco-Pittsburgh Corp.	24,313	458,786

Security	Shares	Value

Columbus McKinnon Corp.[a]	56,794	$1,521,511
Commercial Vehicle Group Inc.[a]	72,809	664,018
Douglas Dynamics Inc.	65,633	1,143,327
Dynamic Materials Corp.	40,291	767,141
Eastern Co. (The)	23,307	375,942
Energy Recovery Inc.[a,b]	128,124	681,620
ExOne Co. (The)[a,b]	19,875	712,121
Federal Signal Corp.[a]	178,692	2,662,511
FreightCar America Inc.	36,494	848,121
Gencor Industries Inc.[a]	18,310	189,142
Global Brass & Copper Holdings Inc.	25,555	403,002
Graham Corp.	29,453	938,078
Greenbrier Companies Inc. (The)[a,b]	71,752	3,271,891
Hardinge Inc.	37,506	540,087
Hurco Companies Inc.	20,077	535,654
Kadant Inc.	31,631	1,153,583
Key Technology Inc.[a]	17,602	230,058
L.B. Foster Co. Class A	28,518	1,336,068
L.S. Starrett Co. (The) Class A	21,423	341,268
Lydall Inc.[a]	50,265	1,149,561
Manitex International Inc.[a,b]	41,364	674,233
MFRI Inc.[a]	20,670	281,319
Miller Industries Inc.	36,927	721,184
NN Inc.	51,891	1,022,253
PMFG Inc.[a,b]	59,893	357,561
Standex International Corp.	35,454	1,899,625
Supreme Industries Inc. Class Aa	44,694	344,591
Tecumseh Products Co. Class Aa	58,390	402,891
Twin Disc Inc.	22,679	597,365
Wabash National Corp.[a,b]	198,670	2,733,699
Xerium Technologies Inc.[a]	33,348	535,236

		33,556,511
MARINE — 0.23%
Baltic Trading Ltd.	129,042	814,255
Eagle Bulk Shipping Inc.[a,b]	53,548	213,656
Genco Shipping & Trading Ltd.[a,b]	95,308	167,742
International Shipholding Corp.	18,991	559,095
Rand Logistics Inc.[a,b]	63,279	436,625
Ultrapetrol (Bahamas) Ltd.[a]	72,277	224,059

		2,415,432
MEDIA — 2.13%
A.H. Belo Corp. Class A	59,844	692,993
Ballantyne Strong Inc.[a,b]	70,555	330,903
Beasley Broadcast Group Inc. Class A	20,891	190,108
Carmike Cinemas Inc.[a]	68,869	2,056,428
Central European Media Enterprises Ltd. Class Aa,b	217,054	638,139
Cumulus Media Inc. Class Aa,b	255,411	1,764,890
Dex Media Inc.[a,b]	49,973	459,752
Emmis Communications Corp.[a]	106,700	341,440
Entercom Communications Corp. Class Aa	74,723	752,461
Entravision Communications Corp. Class A	163,168	1,093,226
FAB Universal Corp.[a,b]	47,246	145,045
Global Sources Ltd.[a]	54,198	485,614
Gray Television Inc.[a]	147,505	1,529,627
Journal Communications Inc. Class Aa	129,117	1,143,977
Lee Enterprises Inc.[a,b]	158,512	708,549
Martha Stewart Living Omnimedia Inc. Class Aa	80,059	362,667
McClatchy Co. (The) Class Aa,b	178,277	1,144,538
MDC Partners Inc.	112,085	2,557,780

71

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Media General Inc. Class Aa,b	56,653	$1,040,716
Radio One Inc. Class Da	80,727	382,646
ReachLocal Inc.[a,b]	29,602	291,580
Reading International Inc. Class Aa	66,522	487,606
Rentrak Corp.[a]	31,619	1,905,993
Saga Communications Inc. Class A	14,202	705,697
Salem Communications Corp. Class A	38,457	384,185
Sizmek Inc.[a]	70,906	753,731

		22,350,291
METALS & MINING — 0.79%
A.M. Castle & Co.[a,b]	51,935	762,925
Comstock Mining Inc.[a,b]	206,824	341,260
Friedman Industries Inc.	30,758	259,290
General Moly Inc.[a,b]	167,264	165,591
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Golden Minerals Co.[a,b]	67,397	56,364
Handy & Harman Ltd.[a]	16,504	363,253
Horsehead Holding Corp.[a,b]	146,629	2,466,300
Midway Gold Corp.[a,b]	356,116	373,922
Noranda Aluminium Holding Corp.	98,841	406,236
Olympic Steel Inc.	27,397	786,294
Paramount Gold and Silver Corp.[a,b]	406,553	500,060
Rare Element Resources Ltd.[a,b]	131,832	193,793
Revett Minerals Inc.[a]	6,794	5,367
Solitario Exploration & Royalty Corp.[a]	100,398	127,505
Synalloy Corp.	26,283	377,424
United States Antimony Corp.[a]	159,408	296,499
Universal Stainless & Alloy Products Inc.[a]	20,618	696,270
Vista Gold Corp.[a]	253,701	129,388

		8,308,185
MULTILINE RETAIL — 0.23%
ALCO Stores Inc.[a]	1,082	11,026
Bon-Ton Stores Inc. (The)	39,953	438,684
Gordmans Stores Inc.	30,100	164,346
Tuesday Morning Corp.[a]	125,356	1,773,787

		2,387,843
OIL, GAS & CONSUMABLE FUELS — 3.26%
Abraxas Petroleum Corp.[a,b]	245,827	973,475
Adams Resources & Energy Inc.	8,531	494,116
Amyris Inc.[a,b]	77,242	288,113
Apco Oil and Gas International Inc.[a]	28,666	414,224
BPZ Resources Inc.[a]	345,458	1,098,556
Callon Petroleum Co.[a]	117,577	984,119
Ceres Inc.[a,b]	43,966	38,576
DHT Holdings Inc.	65,333	508,291
Emerald Oil Inc.[a,b]	169,286	1,137,602
Endeavour International Corp.[a,b]	139,762	454,227
Equal Energy Ltd.	106,688	488,631
Escalera Resources Co.	33,520	95,867
Evolution Petroleum Corp.	53,750	684,238
FieldPoint Petroleum Corp.[a]	14,387	67,475
Frontline Ltd.[a,b]	145,980	573,701
FX Energy Inc.[a,b]	156,138	521,501
Gastar Exploration Inc.[a,b]	164,629	900,521
Gevo Inc.[a,b]	161,197	188,600
Green Plains Renewable Energy Inc.	73,382	2,198,525
Hallador Energy Co.	30,144	257,731

Security	Shares	Value

Harvest Natural Resources Inc.[a,b]	117,480	$441,725
Isramco Inc.[a,b]	2,710	359,102
James River Coal Co.[a,b]	119,414	89,549
Knightsbridge Tankers Ltd.	91,088	1,234,242
L&L Energy Inc.[a,b]	73,558	111,220
Lilis Energy Inc.[a]	30,518	103,151
Lucas Energy Inc.[a,b]	76,064	57,048
Magellan Petroleum Corp.[a]	155,851	221,308
Miller Energy Resources Inc.[a,b]	87,295	513,295
Pacific Ethanol Inc.[a,b]	42,103	655,123
Panhandle Oil and Gas Inc.	21,404	933,428
Penn Virginia Corp.[a]	161,625	2,826,821
PetroQuest Energy Inc.[a]	168,160	958,512
Quicksilver Resources Inc.[a,b]	349,300	918,659
Renewable Energy Group Inc.[a,b]	68,269	817,863
Rentech Inc.[a]	383,376	728,414
REX American Resources Corp.[a]	15,850	904,243
Royale Energy Inc.[a,b]	50,834	151,485
Saratoga Resources Inc.[a,b]	105,835	142,877
Synergy Resources Corp.[a,b]	152,050	1,634,537
Syntroleum Corp.[a]	29,119	114,438
Teekay Tankers Ltd. Class A	191,618	678,328
Triangle Petroleum Corp.[a,b]	196,646	1,620,363
U.S. Energy Corp.[a]	82,988	395,023
Ur-Energy Inc.[a]	381,806	591,799
Uranerz Energy Corp.[a,b]	248,145	431,772
Uranium Energy Corp.[a,b]	255,314	337,014
Uranium Resources Inc.[a,b]	41,294	113,971
VAALCO Energy Inc.[a,b]	166,938	1,427,320
Warren Resources Inc.[a]	213,482	1,024,714
Westmoreland Coal Co.[a]	35,677	1,062,461
ZaZa Energy Corp.[a,b]	95,273	71,655
Zion Oil & Gas Inc.[a,b]	115,285	220,194

		34,259,743
PAPER & FOREST PRODUCTS — 0.41%
Neenah Paper Inc.	46,077	2,383,103
Verso Paper Corp.[a,b]	50,269	145,277
Wausau Paper Corp.	141,667	1,803,421

		4,331,801
PERSONAL PRODUCTS — 0.47%
Cyanotech Corp.[a]	16,579	86,874
Female Health Co. (The)	66,606	516,862
IGI Laboratories Inc.[a]	88,406	499,494
Lifevantage Corp.[a,b]	322,060	421,899
Medifast Inc.[a]	38,534	1,120,954
Natural Alternatives International Inc.[a]	19,362	105,136
Nature’s Sunshine Products Inc.	31,620	435,723
Nutraceutical International Corp.[a]	28,787	748,174
Star Scientific Inc.[a,b]	488,212	383,100
Synutra International Inc.[a,b]	49,454	330,847
United-Guardian Inc.	9,507	278,080

		4,927,143
PHARMACEUTICALS — 2.69%
AcelRx Pharmaceuticals Inc.[a,b]	68,276	819,995
Acura Pharmaceuticals Inc.[a,b]	44,029	64,282
Adolor Corp. Escrow[a,c]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	22,907	485,399

72

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Alexza Pharmaceuticals Inc.[a]	65,442	$289,908
Alimera Sciences Inc.[a,b]	54,063	426,557
Ampio Pharmaceuticals Inc.[a,b]	95,255	604,869
Aratana Therapeutics Inc.[a,b]	25,182	467,378
AVANIR Pharmaceuticals Inc. Class Aa	432,557	1,587,484
Biodel Inc.[a,b]	51,239	139,882
BioDelivery Sciences International Inc.[a,b]	109,742	926,222
Cempra Inc.[a,b]	60,423	697,886
Corcept Therapeutics Inc.[a,b]	166,188	724,580
Cumberland Pharmaceuticals Inc.[a,b]	43,251	194,630
Depomed Inc.[a]	166,655	2,416,497
Endocyte Inc.[a,b]	90,709	2,159,781
Heska Corp.[a]	23,346	246,067
Hi-Tech Pharmacal Co. Inc.[a]	32,613	1,413,121
Horizon Pharma Inc.[a,b]	152,305	2,302,852
Imprimis Pharmaceuticals Inc.[a]	18,614	123,411
Lannett Co. Inc.[a,b]	54,939	1,962,421
Novabay Pharmaceuticals Inc.[a,b]	114,831	134,352
Omeros Corp.[a,b]	92,410	1,115,389
Pain Therapeutics Inc.[a]	109,670	603,185
Pernix Therapeutics Holdings[a,b]	49,974	267,361
POZEN Inc.	82,954	663,632
Relypsa Inc.[a]	17,996	536,461
Repros Therapeutics Inc.[a,b]	69,810	1,238,429
Revance Therapeutics Inc.[a]	20,305	639,608
SciClone Pharmaceuticals Inc.[a]	162,644	740,030
Sucampo Pharmaceuticals Inc. Class Aa,b	38,791	277,356
Supernus Pharmaceuticals Inc.[a,b]	50,940	455,404
TherapeuticsMD Inc.[a,b]	257,886	1,627,261
Transcept Pharmaceuticals Inc.[a]	46,457	143,088
Ventrus Biosciences Inc.[a]	75,950	97,216
XenoPort Inc.[a]	161,585	835,394
Zogenix Inc.[a,b]	292,024	830,808

		28,258,197
PROFESSIONAL SERVICES — 1.07%
Barrett Business Services Inc.	20,683	1,232,086
CBIZ Inc.[a,b]	105,541	966,756
CDI Corp.	42,654	731,516
CRA International Inc.[a]	31,874	700,272
Franklin Covey Co.[a]	27,272	539,167
GP Strategies Corp.[a]	42,935	1,169,120
Heidrick & Struggles International Inc.	53,416	1,072,059
Hill International Inc.[a]	68,085	374,468
Hudson Global Inc.[a]	98,526	372,428
Odyssey Marine Exploration Inc.[a,b]	246,502	564,490
Pendrell Corp.[a,b]	464,625	850,264
RCM Technologies Inc.[a]	46,228	311,114
Resources Connection Inc.	117,947	1,661,873
VSE Corp.	12,553	661,543

		11,207,156
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.46%
AG Mortgage Investment Trust Inc.	80,368	1,407,244
Agree Realty Corp.[b]	43,238	1,314,868
Altisource Residential Corp.	164,448	5,189,979
AmREIT Inc.	63,370	1,050,041
Apollo Commercial Real Estate Finance Inc.	104,166	1,732,281
Apollo Residential Mortgage Inc.	95,117	1,543,749
Ares Commercial Real Estate Corp.	68,723	921,575
Armada Hoffler Properties Inc.	55,733	559,559

Security	Shares	Value

BRT Realty Trust[a]	28,370	$202,278
CatchMark Timber Trust Inc. Class A	35,623	500,503
Cedar Realty Trust Inc.[b]	205,149	1,253,460
Chatham Lodging Trust	78,602	1,589,332
Cherry Hill Mortgage Investment Corp.	26,377	494,569
CyrusOne Inc.	56,606	1,179,103
Dynex Capital Inc.	164,191	1,469,509
Ellington Residential Mortgage REIT	23,487	397,400
Excel Trust Inc.	142,165	1,802,652
Five Oaks Investment Corp.	26,892	299,846
Gladstone Commercial Corp.	54,568	946,209
Gramercy Property Trust Inc.[b]	176,512	910,802
Gyrodyne Co. of America Inc.[b]	3,774	22,946
Hannon Armstrong Sustainable Infrastructure Capital Inc.	48,686	698,644
Independence Realty Trust Inc.	22,871	203,781
Javelin Mortgage Investment Corp.	36,486	489,277
Kite Realty Group Trust[b]	369,291	2,215,746
Monmouth Real Estate Investment Corp. Class Ab	134,726	1,285,286
New York Mortgage Trust Inc.	223,530	1,739,063
One Liberty Properties Inc.	34,533	736,244
Orchid Island Capital Inc.	14,202	168,720
Physicians Realty Trust	59,655	830,398
PMC Commercial Trust[b]	36,450	167,306
Preferred Apartment Communities Inc.	55,489	446,686
QTS Realty Trust Inc. Class A	39,881	1,000,614
RAIT Financial Trust[b]	236,371	2,006,790
Rexford Industrial Realty Inc.	50,281	712,985
Sotherly Hotels Inc.	25,914	165,072
Summit Hotel Properties Inc.	226,744	2,104,184
Terreno Realty Corp.	79,244	1,498,504
Trade Street Residential Inc.[b]	28,533	216,280
UMH Properties Inc.	56,912	556,599
Urstadt Biddle Properties Inc. Class Ab	53,652	1,108,450
Western Asset Mortgage Capital Corp.[b]	76,150	1,190,986
Whitestone REIT Class B	72,847	1,051,911
Winthrop Realty Trust[b]	100,294	1,162,408
ZAIS Financial Corp.	19,773	329,418

		46,873,257
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
AV Homes Inc.[a]	27,837	503,571
Consolidated-Tomoka Land Co.	13,823	556,791
Gladstone Land Corp.	21,374	302,228
ZipRealty Inc.[a]	49,441	162,167

		1,524,757
ROAD & RAIL — 0.84%
Arkansas Best Corp.	75,439	2,787,471
Celadon Group Inc.	59,370	1,427,255
Covenant Transportation Group Class Aa	29,975	302,748
P.A.M. Transportation Services Inc.[a]	14,763	293,488
Patriot Transportation Holding Inc.[a]	20,057	723,055
Quality Distribution Inc.[a]	65,813	854,911
USA Truck Inc.[a]	35,377	520,749
YRC Worldwide Inc.[a,b]	84,328	1,897,380

		8,807,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.15%
Alpha & Omega Semiconductor Ltd.[a]	53,890	396,630
Ambarella Inc.[a,b]	53,580	1,431,122

73

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

Amtech Systems Inc.[a]	29,975	$364,796
ANADIGICS Inc.[a]	234,679	398,954
Axcelis Technologies Inc.[a]	312,754	672,421
AXT Inc.[a]	102,476	225,447
Cascade Microtech Inc.[a]	30,466	307,707
CEVA Inc.[a]	64,931	1,140,188
Cohu Inc.	72,980	783,805
CVD Equipment Corp.[a,b]	15,220	212,623
Cyberoptics Corp.[a]	23,985	199,315
DSP Group Inc.[a]	64,643	558,515
Entropic Communications Inc.[a]	262,672	1,074,328
Exar Corp.[a]	112,570	1,345,211
FormFactor Inc.[a]	160,443	1,025,231
GigOptix Inc.[a]	75,585	126,983
GSI Technology Inc.[a]	64,437	445,260
Ikanos Communications Inc.[a]	155,841	135,582
Inphi Corp.[a]	77,345	1,244,481
Integrated Silicon Solution Inc.[a,b]	82,702	1,286,016
Intermolecular Inc.[a]	48,955	137,074
inTEST Corp.[a]	29,088	116,643
IXYS Corp.	69,399	787,679
Kopin Corp.[a]	196,652	743,345
LTX-Credence Corp.[a]	139,454	1,242,535
Mattson Technology Inc.[a]	218,762	507,528
MaxLinear Inc. Class Aa	72,103	683,536
MoSys Inc.[a,b]	139,331	632,563
Nanometrics Inc.[a]	68,457	1,230,172
NeoPhotonics Corp.[a]	61,445	487,259
NVE Corp.[a]	15,481	883,036
PDF Solutions Inc.[a]	74,809	1,359,280
Peregrine Semiconductor Corp.[a,b]	77,512	468,948
Pericom Semiconductor Corp.[a]	68,344	535,134
Photronics Inc.[a]	170,758	1,456,566
Pixelworks Inc.[a]	46,279	256,386
PLX Technology Inc.[a]	141,432	855,664
QuickLogic Corp.[a,b]	156,753	816,683
Rubicon Technology Inc.[a]	62,743	708,368
Rudolph Technologies Inc.[a]	95,925	1,094,504
Sigma Designs Inc.[a]	95,429	454,242
Silicon Image Inc.[a]	228,697	1,578,009
STR Holdings Inc.[a,b]	83,042	132,037
Supertex Inc.[a]	28,266	932,213
Ultra Clean Holdings Inc.[a,b]	71,975	946,471
Vitesse Semiconductor Corp.[a]	164,259	689,888

		33,110,378
SOFTWARE — 2.30%
Accelrys Inc.[a]	168,215	2,095,959
Actuate Corp.[a]	140,977	848,682
American Software Inc. Class A	75,688	769,747
Aware Inc.[a]	45,320	262,403
Callidus Software Inc.[a,b]	120,996	1,514,870
Cinedigm Corp.[a]	162,169	415,153
Cover-All Technologies Inc.[a]	36,775	52,956
Covisint Corp.[a,b]	21,816	159,911
Cyan Inc.[a,b]	23,443	100,102
Datawatch Corp.[a]	23,694	642,581
Digimarc Corp.	20,076	630,386
Document Security Systems Inc.[a,b]	64,563	82,641
Ellie Mae Inc.[a,b]	78,044	2,250,789
Envivio Inc.[a]	74,471	230,115
EPIQ Systems Inc.	92,220	1,256,959

Security	Shares	Value

ePlus Inc.[a]	11,597	$646,649
Evolving Systems Inc.	34,547	311,268
Exa Corp.[a,b]	35,240	467,282
FalconStor Software Inc.[a]	94,675	149,587
Globalscape Inc.	39,903	98,959
Glu Mobile Inc.[a,b]	189,904	900,145
Guidance Software Inc.[a,b]	51,204	566,316
Mavenir Systems Inc.[a]	5,000	89,500
Mitek Systems Inc.[a,b]	79,337	307,034
Model N Inc.[a,b]	23,766	240,274
NetSol Technologies Inc.[a,b]	22,510	103,546
Park City Group Inc.[a,b]	33,641	305,124
Proofpoint Inc.[a]	68,694	2,547,174
QAD Inc. Class A	22,052	450,522
Qualys Inc.[a]	44,131	1,122,251
Rally Software Development Corp.[a]	20,209	270,396
Rosetta Stone Inc.[a,b]	34,078	382,355
Sapiens International Corp.[a]	63,068	511,482
SeaChange International Inc.[a]	97,597	1,018,913
Smith Micro Software Inc.[a]	104,413	207,782
Sonic Foundry Inc.[a]	7,441	79,916
TeleCommunication Systems Inc.[a]	161,653	371,802
TeleNav Inc.[a]	58,377	347,927
TigerLogic Corp.[a]	31,064	43,800
Vasco Data Security International Inc.[a]	83,458	629,273
Vringo Inc.[a,b]	197,567	685,558

		24,168,089
SPECIALTY RETAIL — 1.68%
America’s Car-Mart Inc.[a,b]	22,981	843,862
bebe stores inc.	97,485	596,608
Big 5 Sporting Goods Corp.	48,374	776,403
Body Central Corp.[a,b]	48,096	51,463
Books-A-Million Inc.[a,b]	22,595	54,228
Build-A-Bear Workshop Inc.[a]	37,519	361,308
Cache Inc.[a]	37,573	123,615
Christopher & Banks Corp.[a]	104,833	692,946
Citi Trends Inc.[a]	46,218	752,891
Coldwater Creek Inc.[a,b]	66,913	10,706
Destination Maternity Corp.	39,429	1,080,355
Destination XL Group Inc.[a]	126,014	710,719
Haverty Furniture Companies Inc.	56,173	1,668,338
Kirkland’s Inc.[a]	39,609	732,370
MarineMax Inc.[a]	71,824	1,091,007
New York & Co. Inc.[a,b]	85,150	373,808
Pacific Sunwear of California Inc.[a,b]	134,297	398,862
Perfumania Holdings Inc.[a]	16,116	109,105
RadioShack Corp.[a,b]	284,263	602,638
Shoe Carnival Inc.	40,959	943,695
Stein Mart Inc.	76,197	1,067,520
Systemax Inc.[a]	31,922	475,957
Tandy Leather Factory Inc.[a]	25,894	250,136
Tilly’s Inc. Class Aa,b	30,706	359,260
Trans World Entertainment Corp.	41,582	150,943
West Marine Inc.[a]	51,140	581,462
Wet Seal Inc. Class Aa,b	258,093	340,683
Winmark Corp.	7,043	532,873
Zale Corp.[a]	94,094	1,967,506

		17,701,267

74

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.45%
American Apparel Inc.[a,b]	169,957	$85,148
Charles & Colvard Ltd.[a]	64,431	184,273
Cherokee Inc.	33,628	468,438
Crown Crafts Inc.	40,018	318,543
Culp Inc.	27,134	535,625
Delta Apparel Inc.[a]	24,794	405,630
Joe’s Jeans Inc.[a,b]	164,330	197,196
Mossimo Inc. Escrow[a,b,c]	21,276	—
Perry Ellis International Inc.[a]	35,679	490,230
R.G. Barry Corp.	34,535	652,021
Rocky Brands Inc.	25,828	371,665
Unifi Inc.[a]	43,559	1,004,906

		4,713,675
THRIFTS & MORTGAGE FINANCE — 3.18%
ASB Bancorp Inc.[a]	13,932	247,990
Banc of California Inc.	63,050	773,624
Bank Mutual Corp.	153,422	972,696
BankFinancial Corp.	79,855	796,953
BBX Capital Corp.[a]	22,653	440,601
Berkshire Hills Bancorp Inc.	76,723	1,985,591
BofI Holding Inc.[a]	36,123	3,097,547
Cape Bancorp Inc.	52,589	578,479
Charter Financial Corp.	86,040	930,093
Cheviot Financial Corp.	21,222	219,223
Chicopee Bancorp Inc.	10,402	184,115
Clifton Savings Bancorp Inc.	37,062	434,367
Doral Financial Corp.[a]	20,927	181,646
ESB Financial Corp.	48,049	628,001
ESSA Bancorp Inc.	42,943	466,791
Federal Agricultural Mortgage Corp. Class C NVS	31,659	1,052,662
First Defiance Financial Corp.	34,260	929,131
First Federal Bancshares of Arkansas Inc.[a]	11,736	107,619
First Financial Northwest Inc.	61,736	626,620
Fox Chase Bancorp Inc.	48,655	819,837
Franklin Financial Corp.[a]	45,072	881,608
Hampden Bancorp Inc.	15,699	248,044
Heritage Financial Group Inc.	33,936	666,842
Hingham Institution for Savings	3,770	295,945
Home Bancorp Inc.[a]	25,398	533,104
HomeStreet Inc.	41,249	806,418
HopFed Bancorp Inc.	23,475	273,953
IMPAC Mortgage Holdings Inc.[a,b]	21,847	130,864
Laporte Bancorp Inc.	4,544	49,075
Meridian Interstate Bancorp Inc.[a]	29,982	766,640
Meta Financial Group Inc.	21,766	976,205
NASB Financial Inc.	13,817	348,188
OceanFirst Financial Corp.	50,716	897,166
Peoples Federal Bancshares Inc.[b]	25,106	449,397
Provident Financial Holdings Inc.	35,929	554,025
Pulaski Financial Corp.	37,831	399,117
Rockville Financial Inc.	88,837	1,207,295
Security National Financial Corp. Class Aa	26,197	106,360
SI Financial Group Inc.	46,991	529,589
Simplicity Bancorp Inc.	37,034	651,798
Stonegate Mortgage Corp.[a]	24,213	359,805
Territorial Bancorp Inc.	42,924	927,158
Tree.com Inc.[a]	20,409	633,495
United Community Financial Corp.[a]	161,222	631,990
United Financial Bancorp Inc.	66,921	1,230,677

Security	Shares	Value

Walker & Dunlop Inc.[a]	47,404	$775,055
Waterstone Financial Inc.[a]	37,689	391,589
Westfield Financial Inc.	57,860	431,057
WSFS Financial Corp.	24,994	1,785,322

		33,411,367
TOBACCO — 0.07%
Alliance One International Inc.[a]	259,175	756,791

		756,791
TRADING COMPANIES & DISTRIBUTORS — 0.58%
Aceto Corp.	78,720	1,581,485
BlueLinx Holdings Inc.[a]	112,943	146,826
CAI International Inc.[a]	51,143	1,261,698
Essex Rental Corp.[a]	61,421	181,806
Houston Wire & Cable Co.	54,184	711,436
Lawson Products Inc.[a]	19,305	310,231
Stock Building Supply Holdings Inc.[a]	22,836	464,028
Titan Machinery Inc.[a,b]	48,958	767,172
Transcat Inc.[a]	21,976	205,915
Willis Lease Finance Corp.[a]	23,873	488,680

		6,119,277
WATER UTILITIES — 0.57%
Artesian Resources Corp. Class A	28,282	635,214
Cadiz Inc.[a,b]	46,986	331,251
Connecticut Water Service Inc.	32,013	1,093,884
Consolidated Water Co. Ltd.	42,376	558,516
Middlesex Water Co.	46,394	1,012,317
Pure Cycle Corp.[a,b]	52,464	317,407
SJW Corp.	42,057	1,243,205
York Water Co. (The)	40,374	823,630

		6,015,424
WIRELESS TELECOMMUNICATION SERVICES — 0.47%
Boingo Wireless Inc.[a]	52,021	352,702
Leap Wireless International Inc./AT&T Inc.	158,735	400,012
NTELOS Holdings Corp.	44,831	605,218
Shenandoah Telecommunications Co.	70,444	2,274,637
USA Mobility Inc.	70,263	1,276,679

		4,909,248

TOTAL COMMON STOCKS (Cost: $910,066,362)		1,048,919,319

INVESTMENT COMPANIES — 0.08%

CAPITAL MARKETS — 0.08%
Capitala Finance Corp.	11,879	229,027
Firsthand Technology Value Fund Inc.[a]	31,325	668,789

		897,816

TOTAL INVESTMENT COMPANIES (Cost: $881,160)		897,816

75

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2014

Security	Shares	Value

RIGHTS — 0.00%

BANKS — 0.00%
MBT Financial Corp.[a]	61,507	$2,736

		2,736

MEDIA — 0.00%
Central European Media Enterprises Ltd.[a,c]	3,494	—

		—

TOTAL RIGHTS (Cost: $0)		2,736

SHORT-TERM INVESTMENTS — 16.54%

MONEY MARKET FUNDS — 16.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	164,481,054	164,481,054
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[d,e,f]	8,569,560	8,569,560
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	762,927	762,927

		173,813,541

TOTAL SHORT-TERM INVESTMENTS (Cost: $173,813,541)		173,813,541

TOTAL INVESTMENTS IN SECURITIES — 116.44% (Cost: $1,084,761,063)		1,223,633,412
Other Assets, Less Liabilities — (16.44)%		(172,803,060)

NET ASSETS — 100.00%		$1,050,830,352

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

76

Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.25%
Alliant Techsystems Inc.	53,431	$7,595,218
B/E Aerospace Inc.[a]	163,613	14,199,972
Exelis Inc.	311,950	5,930,170
Hexcel Corp.[a]	166,225	7,237,437
Huntington Ingalls Industries Inc.	83,108	8,498,624
L-3 Communications Holdings Inc.	149,130	17,619,709
Rockwell Collins Inc.	224,819	17,911,330
Spirit AeroSystems Holdings Inc. Class Aa	198,243	5,588,470
Textron Inc.	460,428	18,090,216
TransDigm Group Inc.	86,832	16,081,286
Triumph Group Inc.	85,757	5,538,187

		124,290,619
AIR FREIGHT & LOGISTICS — 0.27%
C.H. Robinson Worldwide Inc.[b]	251,283	13,164,717
Expeditors International of Washington Inc.	342,383	13,568,638

		26,733,355
AIRLINES — 1.36%
Alaska Air Group Inc.	116,669	10,886,384
American Airlines Group Inc.[a]	326,433	11,947,448
Copa Holdings SA Class A	55,242	8,020,586
Delta Air Lines Inc.	1,419,058	49,170,360
Southwest Airlines Co.	1,196,854	28,257,723
United Continental Holdings Inc.[a]	589,739	26,320,051

		134,602,552
AUTO COMPONENTS — 1.13%
Allison Transmission Holdings Inc.	56,648	1,696,041
BorgWarner Inc.	382,967	23,540,981
Delphi Automotive PLC	518,049	35,154,805
Gentex Corp.	238,277	7,512,874
Goodyear Tire & Rubber Co. (The)	407,161	10,639,117
Lear Corp.	133,639	11,188,257
TRW Automotive Holdings Corp.[a]	178,339	14,556,029
Visteon Corp.[a]	82,563	7,301,872

		111,589,976
AUTOMOBILES — 0.59%
Harley-Davidson Inc.	371,404	24,739,220
Tesla Motors Inc.[a,b]	138,550	28,880,748
Thor Industries Inc.	73,110	4,464,097

		58,084,065
BEVERAGES — 1.36%
Beam Inc.	266,600	22,207,780
Brown-Forman Corp. Class B NVS	250,620	22,478,108
Coca-Cola Enterprises Inc.	430,244	20,548,454
Constellation Brands Inc. Class Aa	254,828	21,652,735
Dr Pepper Snapple Group Inc.	338,135	18,414,832
Molson Coors Brewing Co. Class B NVS	231,529	13,627,797

Security	Shares	Value

Monster Beverage Corp.[a]	222,376	$15,444,013

		134,373,719
BIOTECHNOLOGY — 1.64%
Alexion Pharmaceuticals Inc.[a]	323,349	49,191,083
Alkermes PLC[a]	224,262	9,887,712
ARIAD Pharmaceuticals Inc.[a,b]	294,704	2,375,314
BioMarin Pharmaceutical Inc.[a]	230,353	15,712,378
Cubist Pharmaceuticals Inc.[a]	108,066	7,905,028
Incyte Corp.[a]	170,549	9,127,783
Medivation Inc.[a,b]	124,392	8,007,113
Myriad Genetics Inc.[a,b]	124,008	4,239,834
Pharmacyclics Inc.[a]	96,865	9,707,810
Seattle Genetics Inc.[a,b]	166,527	7,586,970
Theravance Inc.[a,b]	130,301	4,031,513
United Therapeutics Corp.[a]	77,261	7,264,852
Vertex Pharmaceuticals Inc.[a]	385,771	27,281,725

		162,319,115
BUILDING PRODUCTS — 0.58%
A.O. Smith Corp.	128,455	5,911,499
Allegion PLC	165,397	8,628,762
Armstrong World Industries Inc.[a]	42,002	2,236,607
Fortune Brands Home & Security Inc.	273,461	11,507,239
Lennox International Inc.	83,517	7,592,530
Masco Corp.	591,386	13,134,683
Owens Corning	197,353	8,519,729

		57,531,049
CAPITAL MARKETS — 2.50%
Affiliated Managers Group Inc.[a]	87,392	17,482,770
American Capital Ltd.[a]	468,176	7,392,499
Ameriprise Financial Inc.	315,826	34,762,968
Ares Capital Corp.	490,469	8,642,064
Artisan Partners Asset Management Inc.	22,562	1,449,608
E*TRADE Financial Corp.[a]	475,338	10,942,281
Eaton Vance Corp. NVS	199,320	7,606,051
Federated Investors Inc. Class B	154,250	4,710,795
Invesco Ltd.	736,788	27,261,156
Lazard Ltd. Class A	212,539	10,008,461
Legg Mason Inc.	184,041	9,025,371
LPL Financial Holdings Inc.	88,206	4,634,343
Northern Trust Corp.	396,424	25,989,557
Raymond James Financial Inc.	202,043	11,300,265
SEI Investments Co.	239,342	8,044,285
T. Rowe Price Group Inc.	429,719	35,387,360
TD Ameritrade Holding Corp.	385,897	13,101,203
Waddell & Reed Financial Inc. Class A	142,555	10,494,899

		248,235,936
CHEMICALS — 2.51%
Airgas Inc.	108,540	11,560,595
Albemarle Corp.	135,030	8,968,693
Ashland Inc.	130,953	13,027,204
Cabot Corp.	105,854	6,251,737
Celanese Corp. Series A	264,563	14,685,892
CF Industries Holdings Inc.	91,910	23,955,422
Cytec Industries Inc.	60,489	5,904,331
Eastman Chemical Co.	256,584	22,120,107

77

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

FMC Corp.	225,578	$17,270,252
Huntsman Corp.	320,248	7,820,456
International Flavors & Fragrances Inc.	135,046	12,919,851
Kronos Worldwide Inc.	34,289	571,941
NewMarket Corp.	15,707	6,137,982
Rockwood Holdings Inc.	121,490	9,038,856
RPM International Inc.	219,895	9,200,407
Scotts Miracle-Gro Co. (The) Class A	71,318	4,370,367
Sherwin-Williams Co. (The)	146,766	28,931,982
Sigma-Aldrich Corp.	199,405	18,620,439
Valspar Corp. (The)	140,203	10,111,440
W.R. Grace & Co.[a]	125,837	12,479,255
Westlake Chemical Corp.	67,627	4,475,555

		248,422,764
COMMERCIAL BANKS — 3.16%
Associated Banc-Corp.	277,523	5,012,065
Bank of Hawaii Corp.	74,589	4,520,839
BankUnited Inc.	106,462	3,701,684
BOK Financial Corp.	44,019	3,039,512
CapitalSource Inc.	325,959	4,755,742
CIT Group Inc.	333,495	16,347,925
City National Corp.	77,566	6,105,995
Comerica Inc.	309,287	16,021,067
Commerce Bancshares Inc.	134,110	6,225,386
Cullen/Frost Bankers Inc.[b]	86,263	6,687,970
East West Bancorp Inc.	233,566	8,525,159
Fifth Third Bancorp	1,449,277	33,260,907
First Citizens BancShares Inc. Class A	12,526	3,015,634
First Horizon National Corp.	401,116	4,949,771
First Niagara Financial Group Inc.	587,040	5,547,528
First Republic Bank	192,918	10,415,643
Fulton Financial Corp.	322,753	4,060,233
Huntington Bancshares Inc.	1,389,941	13,857,712
KeyCorp	1,525,329	21,720,685
M&T Bank Corp.	213,772	25,930,544
Popular Inc.[a]	170,872	5,295,323
Regions Financial Corp.	2,341,997	26,019,587
Signature Bank[a,b]	78,409	9,847,386
SunTrust Banks Inc.	895,057	35,614,318
SVB Financial Group[a]	74,706	9,620,639
Synovus Financial Corp.	1,622,027	5,498,672
TCF Financial Corp.	272,006	4,531,620
Valley National Bancorp[b]	331,475	3,450,655
Zions Bancorp	305,348	9,459,681

		313,039,882
COMMERCIAL SERVICES & SUPPLIES — 1.05%
ADT Corp. (The)	303,796	9,098,690
Cintas Corp.	170,750	10,178,407
Clean Harbors Inc.[a,b]	100,576	5,510,559
Copart Inc.[a]	185,204	6,739,574
Covanta Holding Corp.	175,351	3,165,086
Iron Mountain Inc.	282,353	7,784,472
KAR Auction Services Inc.	125,549	3,810,412
Pitney Bowes Inc.	333,904	8,678,165
R.R. Donnelley & Sons Co.	320,730	5,741,067
Republic Services Inc.	448,065	15,305,900
Rollins Inc.	105,998	3,205,379
Stericycle Inc.[a]	142,977	16,245,047

Security	Shares	Value

Waste Connections Inc.	204,846	$8,984,546

		104,447,304
COMMUNICATIONS EQUIPMENT — 1.03%
Brocade Communications Systems Inc.[a]	736,389	7,813,087
CommScope Holding Co. Inc.[a]	68,982	1,702,476
EchoStar Corp. Class Aa	67,152	3,193,749
F5 Networks Inc.[a]	112,187	11,962,500
Harris Corp.	181,596	13,285,563
JDS Uniphase Corp.[a]	386,497	5,410,958
Juniper Networks Inc.[a]	838,887	21,609,729
Motorola Solutions Inc.	374,910	24,102,964
Palo Alto Networks Inc.[a]	59,232	4,063,315
Polycom Inc.[a]	227,212	3,117,349
Riverbed Technology Inc.[a]	271,497	5,351,206

		101,612,896
COMPUTERS & PERIPHERALS — 1.15%
3D Systems Corp.[a,b]	166,650	9,857,348
Diebold Inc.	105,294	4,200,178
NCR Corp.[a]	272,714	9,967,697
NetApp Inc.	563,553	20,795,106
Nimble Storage Inc.[a]	15,352	581,687
SanDisk Corp.	374,302	30,389,579
Stratasys Ltd.[a]	58,609	6,217,829
Western Digital Corp.	350,064	32,142,876

		114,152,300
CONSTRUCTION & ENGINEERING — 0.86%
AECOM Technology Corp.[a]	171,284	5,510,206
Chicago Bridge & Iron Co. NV	166,674	14,525,639
Fluor Corp.	269,891	20,978,627
Jacobs Engineering Group Inc.[a]	216,749	13,763,562
KBR Inc.	245,385	6,546,872
Lexmark International Inc. Class A	104,751	4,848,924
Quanta Services Inc.[a]	346,399	12,782,123
URS Corp.	125,958	5,927,583

		84,883,536
CONSTRUCTION MATERIALS — 0.32%
Eagle Materials Inc.	82,176	7,285,724
Martin Marietta Materials Inc.	76,336	9,797,726
Vulcan Materials Co.	215,347	14,309,808

		31,393,258
CONSUMER FINANCE — 0.22%
Santander Consumer USA Holdings Inc.[a]	143,613	3,458,201
SLM Corp.	736,134	18,020,560

		21,478,761
CONTAINERS & PACKAGING — 1.15%
AptarGroup Inc.	110,540	7,306,694
Avery Dennison Corp.	165,348	8,378,183
Ball Corp.	233,028	12,772,265
Bemis Co. Inc.	170,587	6,693,834
Crown Holdings Inc.[a]	238,373	10,664,808
Greif Inc. Class A	52,154	2,737,563

78

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

MeadWestvaco Corp.	293,254	$11,038,081
Owens-Illinois Inc.[a]	272,922	9,232,951
Packaging Corp. of America	162,501	11,435,195
Rock-Tenn Co. Class A	119,223	12,586,372
Sealed Air Corp.	324,548	10,667,893
Silgan Holdings Inc.	72,875	3,608,770
Sonoco Products Co.	167,832	6,884,469

		114,007,078
DISTRIBUTORS — 0.36%
Genuine Parts Co.	256,785	22,301,777
LKQ Corp.[a]	494,841	13,039,061

		35,340,838
DIVERSIFIED CONSUMER SERVICES — 0.37%
Apollo Education Group Inc.[a]	162,003	5,546,983
DeVry Education Group Inc.	104,577	4,433,019
Graham Holdings Co. Class B	7,227	5,086,001
H&R Block Inc.	451,271	13,623,872
Service Corp. International	350,957	6,977,025
Weight Watchers International Inc.[b]	44,519	914,420

		36,581,320
DIVERSIFIED FINANCIAL SERVICES — 1.42%
CBOE Holdings Inc.	144,638	8,186,511
ING U.S. Inc.	124,702	4,522,941
Interactive Brokers Group Inc. Class A	77,392	1,677,085
IntercontinentalExchange Group Inc.	189,150	37,419,544
Leucadia National Corp.	490,246	13,726,888
McGraw Hill Financial Inc.	454,181	34,654,010
Moody’s Corp.	322,231	25,559,363
MSCI Inc. Class Aa,b	200,401	8,621,251
NASDAQ OMX Group Inc. (The)	184,872	6,829,172

		141,196,765
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
Frontier Communications Corp.[b]	1,653,555	9,425,263
Intelsat SAa,b	37,064	693,838
Level 3 Communications Inc.[a]	285,788	11,185,742
tw telecom inc.[a]	233,225	7,290,614
Windstream Holdings Inc.[b]	982,392	8,094,910

		36,690,367
ELECTRIC UTILITIES — 2.18%
Edison International	539,870	30,562,041
Entergy Corp.	295,263	19,738,332
FirstEnergy Corp.	693,001	23,582,824
Great Plains Energy Inc.	254,884	6,892,063
Hawaiian Electric Industries Inc.	163,608	4,158,915
ITC Holdings Corp.	260,188	9,718,022
Northeast Utilities	521,339	23,720,924
OGE Energy Corp.	328,509	12,075,991
Pepco Holdings Inc.	412,615	8,450,355
Pinnacle West Capital Corp.	182,208	9,959,489
PPL Corp.	1,046,720	34,688,301
Westar Energy Inc.	210,831	7,412,818

Security	Shares	Value

Xcel Energy Inc.	823,939	$25,014,788

		215,974,863
ELECTRICAL EQUIPMENT — 0.98%
AMETEK Inc.	403,548	20,778,687
Babcock & Wilcox Co. (The)	186,245	6,183,334
Hubbell Inc. Class B	98,366	11,791,132
Regal Beloit Corp.	74,714	5,432,455
Rockwell Automation Inc.	231,418	28,823,112
Roper Industries Inc.	164,078	21,906,054
Solarcity Corp.[a,b]	38,979	2,440,865

		97,355,639
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.16%
Amphenol Corp. Class A	264,830	24,271,670
Arrow Electronics Inc.[a]	173,696	10,310,595
Avnet Inc.	227,327	10,577,525
AVX Corp.	78,191	1,030,557
CDW Corp.	44,812	1,229,641
Dolby Laboratories Inc. Class Aa	74,579	3,318,766
FLIR Systems Inc.	235,147	8,465,292
Ingram Micro Inc. Class Aa	252,926	7,476,493
IPG Photonics Corp.[a,b]	53,946	3,834,482
Jabil Circuit Inc.	335,974	6,047,532
Knowles Corporation[a]	141,883	4,479,246
National Instruments Corp.	159,343	4,571,551
Tech Data Corp.[a]	62,465	3,807,866
Trimble Navigation Ltd.[a]	423,884	16,476,371
Vishay Intertechnology Inc.	218,922	3,257,559
Zebra Technologies Corp. Class Aa	84,593	5,871,600

		115,026,746
ENERGY EQUIPMENT & SERVICES — 1.80%
Atwood Oceanics Inc.[a]	95,257	4,800,000
Cameron International Corp.[a]	366,913	22,664,216
Diamond Offshore Drilling Inc.[b]	114,434	5,579,802
Dresser-Rand Group Inc.[a,b]	126,497	7,388,690
Dril-Quip Inc.[a]	67,311	7,545,563
FMC Technologies Inc.[a]	393,036	20,551,853
Frank’s International NV	57,694	1,429,657
Helmerich & Payne Inc.	157,200	16,908,432
McDermott International Inc.[a,b]	391,827	3,064,087
Nabors Industries Ltd.	487,919	12,027,204
Oceaneering International Inc.	179,299	12,884,426
Oil States International Inc.[a]	91,199	8,992,222
Patterson-UTI Energy Inc.	243,921	7,727,417
Rowan Companies PLC Class Aa	206,096	6,941,313
RPC Inc.	104,046	2,124,619
Seadrill Ltd.[b]	585,612	20,590,118
Superior Energy Services Inc.	264,891	8,148,047
Tidewater Inc.	82,347	4,003,711
Unit Corp.[a]	81,523	5,329,974

		178,701,351
FOOD & STAPLES RETAILING — 0.88%
Fresh Market Inc. (The)[a,b]	67,891	2,281,138
Kroger Co. (The)	861,734	37,614,689
Safeway Inc.	399,366	14,752,580
Sprouts Farmers Market Inc.[a,b]	34,057	1,227,074

79

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

Whole Foods Market Inc.	614,568	$31,164,743

		87,040,224
FOOD PRODUCTS — 2.33%
Bunge Ltd.	243,739	19,379,688
Campbell Soup Co.	290,689	13,046,122
ConAgra Foods Inc.	690,670	21,431,490
Dean Foods Co.	154,139	2,382,989
Flowers Foods Inc.	283,901	6,089,676
Hershey Co. (The)	248,538	25,947,367
Hillshire Brands Co. (The)	203,973	7,600,034
Hormel Foods Corp.	222,219	10,948,730
Ingredion Inc.	128,581	8,753,794
J.M. Smucker Co. (The)	177,737	17,283,146
Keurig Green Mountain Inc.	247,211	26,103,010
McCormick & Co. Inc. NVS	218,582	15,681,073
Mead Johnson Nutrition Co. Class A	335,504	27,893,803
Pinnacle Foods Inc.	55,300	1,651,258
Tyson Foods Inc. Class A	464,092	20,424,689
WhiteWave Foods Co. Class Aa	229,762	6,557,407

		231,174,276
GAS UTILITIES — 0.45%
AGL Resources Inc.	196,064	9,599,293
Atmos Energy Corp.	164,002	7,729,414
National Fuel Gas Co.	122,076	8,550,203
ONE GAS Inc.[a]	85,200	3,061,236
Questar Corp.	290,507	6,908,257
UGI Corp.	188,667	8,605,102

		44,453,505
HEALTH CARE EQUIPMENT & SUPPLIES — 2.27%
Alere Inc.[a,b]	134,815	4,630,895
Boston Scientific Corp.[a]	2,235,457	30,223,379
C.R. Bard Inc.	133,364	19,735,205
CareFusion Corp.[a]	345,323	13,888,891
Cooper Companies Inc. (The)	80,072	10,998,690
DENTSPLY International Inc.	237,449	10,932,152
Edwards Lifesciences Corp.[a,b]	177,704	13,180,306
Hill-Rom Holdings Inc.	99,470	3,833,574
Hologic Inc.[a,b]	446,696	9,603,964
IDEXX Laboratories Inc.[a]	89,660	10,884,724
ResMed Inc.[b]	236,098	10,551,220
Sirona Dental Systems Inc.[a]	91,183	6,808,634
St. Jude Medical Inc.	469,534	30,702,828
Teleflex Inc.	68,215	7,315,376
Varian Medical Systems Inc.[a,b]	179,676	15,090,987
Zimmer Holdings Inc.	278,983	26,386,212

		224,767,037
HEALTH CARE PROVIDERS & SERVICES — 3.18%
AmerisourceBergen Corp.	382,620	25,096,046
Brookdale Senior Living Inc.[a]	164,961	5,527,843
Cardinal Health Inc.	566,392	39,636,112
Catamaran Corp.[a]	341,209	15,272,515
Cigna Corp.	472,772	39,585,200
Community Health Systems Inc.[a]	186,040	7,287,187
DaVita HealthCare Partners Inc.[a]	305,231	21,015,154
Envision Healthcare Holdings Inc.[a]	80,450	2,721,623

Security	Shares	Value

HCA Holdings Inc.[a]	443,425	$23,279,812
Health Net Inc.[a]	131,975	4,488,470
Henry Schein Inc.[a,b]	144,388	17,235,596
Humana Inc.	260,982	29,417,891
Laboratory Corp. of America Holdings[a]	144,834	14,224,147
LifePoint Hospitals Inc.[a]	78,800	4,298,540
MEDNAX Inc.[a,b]	166,626	10,327,479
Omnicare Inc.	173,886	10,375,778
Patterson Companies Inc.	144,952	6,053,196
Premier Inc.[a,b]	53,580	1,765,461
Quest Diagnostics Inc.	240,994	13,958,372
Tenet Healthcare Corp.[a,b]	160,718	6,880,338
Universal Health Services Inc. Class B	150,343	12,338,650
VCA Antech Inc.[a]	146,909	4,734,877

		315,520,287
HEALTH CARE TECHNOLOGY — 0.34%
Allscripts Healthcare Solutions Inc.[a]	295,024	5,319,282
Cerner Corp.[a,b]	491,391	27,640,744
Veeva Systems Inc.[a,b]	24,127	644,191

		33,604,217
HOTELS, RESTAURANTS & LEISURE — 2.35%
ARAMARK Holdings Corp.	69,865	2,020,496
Bally Technologies Inc.[a,b]	64,250	4,257,848
Brinker International Inc.	109,816	5,759,849
Burger King Worldwide Inc.	166,951	4,432,549
Chipotle Mexican Grill Inc.[a]	51,220	29,095,521
Choice Hotels International Inc.	45,659	2,100,314
Darden Restaurants Inc.	215,126	10,919,796
Domino’s Pizza Inc.	93,349	7,185,073
Dunkin’ Brands Group Inc.	176,992	8,881,459
Hilton Worldwide Holdings Inc.[a]	224,349	4,989,522
Hyatt Hotels Corp. Class Aa	74,018	3,982,909
International Game Technology	409,102	5,751,974
Marriott International Inc. Class A	385,875	21,616,717
MGM Resorts International[a]	616,004	15,929,863
Norwegian Cruise Line Holdings Ltd.[a]	44,711	1,442,824
Panera Bread Co. Class Aa,b	43,794	7,728,327
Penn National Gaming Inc.[a]	113,697	1,400,747
Royal Caribbean Cruises Ltd.	270,672	14,767,864
SeaWorld Entertainment Inc.	50,354	1,522,201
Six Flags Entertainment Corp.	109,835	4,409,875
Starwood Hotels & Resorts Worldwide Inc.	322,397	25,662,801
Wendy’s Co. (The)	436,690	3,982,613
Wyndham Worldwide Corp.	212,346	15,550,098
Wynn Resorts Ltd.	133,590	29,677,018

		233,068,258
HOUSEHOLD DURABLES — 1.59%
D.R. Horton Inc.	467,350	10,118,127
Garmin Ltd.	203,448	11,242,536
Harman International Industries Inc.	112,610	11,981,704
Jarden Corp.[a]	210,666	12,604,147
Leggett & Platt Inc.[b]	236,826	7,730,001
Lennar Corp. Class A	274,002	10,855,959
Mohawk Industries Inc.[a]	100,500	13,665,990
Newell Rubbermaid Inc.	478,082	14,294,652
NVR Inc.[a,b]	7,789	8,933,983
PulteGroup Inc.	642,170	12,323,242

80

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

Taylor Morrison Home Corp. Class Aa	52,513	$1,234,056
Tempur Sealy International Inc.[a,b]	100,328	5,083,620
Toll Brothers Inc.[a,b]	294,554	10,574,489
Tupperware Brands Corp.	87,674	7,343,574
Whirlpool Corp.	131,183	19,606,611

		157,592,691
HOUSEHOLD PRODUCTS — 0.46%
Church & Dwight Co. Inc.	228,997	15,816,823
Clorox Co. (The)[b]	218,174	19,201,494
Energizer Holdings Inc.	103,148	10,391,129

		45,409,446
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.45%
AES Corp. (The)	1,028,861	14,692,135
Calpine Corp.[a]	607,569	12,704,268
NRG Energy Inc.	534,395	16,993,761

		44,390,164
INDUSTRIAL CONGLOMERATES — 0.08%
Carlisle Companies Inc.	105,581	8,376,797

		8,376,797
INSURANCE — 4.32%
Alleghany Corp.[a]	27,819	11,332,904
Allied World Assurance Co. Holdings Ltd.	57,418	5,924,963
American Financial Group Inc.	128,857	7,436,337
American National Insurance Co.	12,070	1,364,514
Aon PLC	512,212	43,169,227
Arch Capital Group Ltd.[a]	220,533	12,689,469
Arthur J. Gallagher & Co.	210,062	9,994,750
Aspen Insurance Holdings Ltd.	109,654	4,353,264
Assurant Inc.	120,743	7,843,465
Assured Guaranty Ltd.	279,825	7,085,169
Axis Capital Holdings Ltd.	185,717	8,515,124
Brown & Brown Inc.	195,474	6,012,780
Cincinnati Financial Corp.	270,838	13,178,977
CNA Financial Corp.	43,810	1,871,563
Endurance Specialty Holdings Ltd.[b]	71,285	3,837,272
Erie Indemnity Co. Class A	41,397	2,887,855
Everest Re Group Ltd.	78,501	12,014,578
Fidelity National Financial Inc. Class A	455,255	14,313,217
Genworth Financial Inc. Class Aa	817,115	14,487,449
Hanover Insurance Group Inc. (The)	73,214	4,498,268
Hartford Financial Services Group Inc. (The)	755,417	26,643,558
HCC Insurance Holdings Inc.	166,461	7,572,311
Kemper Corp.	78,690	3,082,287
Lincoln National Corp.	444,851	22,540,600
Markel Corp.[a]	22,846	13,618,501
MBIA Inc.[a]	234,487	3,280,473
Mercury General Corp.	40,833	1,840,752
Old Republic International Corp.	430,372	7,058,101
PartnerRe Ltd.	89,757	9,289,850
Principal Financial Group Inc.	486,211	22,360,844
ProAssurance Corp.	102,704	4,573,409
Progressive Corp. (The)	999,473	24,207,236
Protective Life Corp.	130,240	6,849,322
Reinsurance Group of America Inc.	120,300	9,579,489
RenaissanceRe Holdings Ltd.	69,103	6,744,453

Security	Shares	Value

StanCorp Financial Group Inc.	73,609	$4,917,081
Torchmark Corp.	153,268	12,062,192
Unum Group	442,328	15,618,602
Validus Holdings Ltd.	154,875	5,840,336
W.R. Berkley Corp.	169,773	7,065,952
White Mountains Insurance Group Ltd.	10,256	6,152,574
XL Group PLC	458,543	14,329,469

		428,038,537
INTERNET & CATALOG RETAIL — 1.02%
Expedia Inc.	176,618	12,804,805
Groupon Inc.[a,b]	696,952	5,464,104
HomeAway Inc.[a,b]	101,040	3,806,177
Liberty Interactive Corp. Series Aa	825,196	23,823,409
Liberty Ventures Series Aa	60,965	7,945,568
Netflix Inc.[a]	83,239	29,302,625
TripAdvisor Inc.[a,b]	185,705	16,823,016
zulily Inc.[a,b]	21,881	1,098,207

		101,067,911
INTERNET SOFTWARE & SERVICES — 1.02%
Akamai Technologies Inc.[a]	294,464	17,140,750
AOL Inc.[a]	128,582	5,628,034
Equinix Inc.[a,b]	81,787	15,117,509
IAC/InterActiveCorp	123,950	8,848,791
LinkedIn Corp. Class Aa	160,401	29,664,561
Pandora Media Inc.[a]	235,316	7,134,781
Rackspace Hosting Inc.[a,b]	187,716	6,160,839
VeriSign Inc.[a,b]	214,841	11,582,078

		101,277,343
IT SERVICES — 2.70%
Alliance Data Systems Corp.[a,b]	81,505	22,206,037
Amdocs Ltd.	266,757	12,393,530
Booz Allen Hamilton Holding Corp.	50,913	1,120,086
Broadridge Financial Solutions Inc.	200,915	7,461,983
Computer Sciences Corp.	248,945	15,140,835
CoreLogic Inc.[a]	158,664	4,766,267
DST Systems Inc.	56,286	5,335,350
Fidelity National Information Services Inc.	485,692	25,960,237
Fiserv Inc.[a]	441,310	25,017,864
FleetCor Technologies Inc.[a]	112,518	12,950,822
Gartner Inc.[a,b]	155,363	10,788,407
Genpact Ltd.[a]	279,175	4,863,229
Global Payments Inc.	119,337	8,486,054
Jack Henry & Associates Inc.	142,990	7,973,122
Leidos Holdings Inc.	121,548	4,299,153
NeuStar Inc. Class Aa,b	98,606	3,205,681
Paychex Inc.	539,065	22,964,169
Science Applications International Corp.	69,634	2,603,615
Teradata Corp.[a,b]	270,778	13,319,570
Total System Services Inc.	271,199	8,247,162
Vantiv Inc. Class Aa	145,447	4,395,408
VeriFone Systems Inc.[a,b]	179,821	6,081,546
Western Union Co.	923,201	15,103,568
Xerox Corp.	2,034,684	22,991,929

		267,675,624

81

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.49%
Hasbro Inc.	190,185	$10,578,090
Mattel Inc.	572,341	22,956,598
Polaris Industries Inc.	107,323	14,994,096

		48,528,784
LIFE SCIENCES TOOLS & SERVICES — 1.38%
Agilent Technologies Inc.	575,241	32,167,477
Bio-Rad Laboratories Inc. Class Aa	34,011	4,357,489
Bruker Corp.[a]	182,067	4,149,307
Charles River Laboratories International Inc.[a]	81,501	4,917,770
Covance Inc.[a,b]	92,723	9,633,920
Illumina Inc.[a,b]	206,097	30,638,380
Mettler-Toledo International Inc.[a,b]	50,024	11,789,656
PerkinElmer Inc.	185,515	8,359,306
QIAGEN NVa	388,305	8,189,352
Quintiles Transnational Holdings Inc.[a,b]	45,026	2,285,970
TECHNE Corp.	61,229	5,227,120
Waters Corp.[a]	141,995	15,393,678

		137,109,425
MACHINERY — 4.13%
AGCO Corp.	161,478	8,907,126
Colfax Corp.[a]	172,366	12,294,867
Crane Co.	80,595	5,734,334
Donaldson Co. Inc.	243,237	10,313,249
Dover Corp.	283,574	23,182,175
Flowserve Corp.	236,934	18,561,410
Graco Inc.	101,530	7,588,352
Harsco Corp.	134,315	3,147,000
IDEX Corp.	136,277	9,933,231
Ingersoll-Rand PLC	460,711	26,371,098
ITT Corp.	149,355	6,386,420
Joy Global Inc.[b]	165,931	9,623,998
Kennametal Inc.	130,806	5,794,706
Lincoln Electric Holdings Inc.	137,668	9,913,473
Manitowoc Co. Inc. (The)	221,632	6,970,326
Navistar International Corp.[a,b]	93,015	3,150,418
Nordson Corp.	106,645	7,517,406
Oshkosh Corp.	145,823	8,584,600
PACCAR Inc.	586,107	39,527,056
Pall Corp.	184,422	16,500,236
Parker Hannifin Corp.	247,310	29,605,480
Pentair Ltd. Registered	338,535	26,859,367
Snap-on Inc.	96,569	10,958,650
SPX Corp.	77,553	7,624,235
Stanley Black & Decker Inc.	268,302	21,796,854
Terex Corp.	184,532	8,174,768
Timken Co. (The)	142,973	8,403,953
Toro Co. (The)	96,089	6,071,864
Trinity Industries Inc.	131,461	9,474,394
Valmont Industries Inc.[b]	44,425	6,612,217
WABCO Holdings Inc.[a]	96,666	10,204,063
Wabtec Corp.	159,414	12,354,585
Xylem Inc.	307,065	11,183,307

		409,325,218

Security	Shares	Value

MARINE — 0.10%
Kirby Corp.[a]	94,191	$9,536,839

		9,536,839
MEDIA — 2.12%
AMC Networks Inc. Class Aa	99,608	7,280,349
Cablevision NY Group Class Ab	323,587	5,458,913
Charter Communications Inc. Class Aa,b	109,693	13,514,178
Cinemark Holdings Inc.	191,187	5,546,335
Clear Channel Outdoor Holdings Inc. Class A	70,696	644,040
Discovery Communications Inc. Series Aa	405,491	33,534,106
DISH Network Corp. Class Aa	345,503	21,493,742
DreamWorks Animation SKG Inc. Class Aa,b	122,802	3,260,393
Gannett Co. Inc.	379,311	10,468,984
Interpublic Group of Companies Inc. (The)	709,931	12,168,217
John Wiley & Sons Inc. Class A	75,674	4,361,849
Lamar Advertising Co. Class Aa	130,784	6,668,676
Liberty Media Corp.[a]	158,592	20,732,732
Lions Gate Entertainment Corp.	134,336	3,590,801
Madison Square Garden Inc. Class Aa	101,510	5,763,738
Morningstar Inc.	34,225	2,704,459
Omnicom Group Inc.	428,472	31,107,067
Regal Entertainment Group Class A	135,812	2,536,968
Scripps Networks Interactive Inc. Class A	181,720	13,794,365
Starz Series Aa	178,646	5,766,693

		210,396,605
METALS & MINING — 1.23%
Alcoa Inc.	1,772,045	22,806,219
Allegheny Technologies Inc.	179,305	6,756,212
Carpenter Technology Corp.	76,614	5,059,589
Cliffs Natural Resources Inc.[b]	254,448	5,206,006
Compass Minerals International Inc.	55,364	4,568,637
Newmont Mining Corp.	815,795	19,122,235
Nucor Corp.	526,571	26,612,898
Reliance Steel & Aluminum Co.	127,229	8,990,001
Royal Gold Inc.	106,648	6,678,298
Steel Dynamics Inc.	365,417	6,500,768
Tahoe Resources Inc.[a]	141,013	2,982,425
United States Steel Corp.[b]	239,560	6,614,252

		121,897,540
MULTI-UTILITIES — 2.56%
Alliant Energy Corp.	184,003	10,453,210
Ameren Corp.	402,071	16,565,325
CenterPoint Energy Inc.	710,114	16,822,601
CMS Energy Corp.	442,174	12,946,855
Consolidated Edison Inc.	485,333	26,038,115
DTE Energy Co.	288,247	21,413,870
Integrys Energy Group Inc.	131,142	7,822,620
MDU Resources Group Inc.	312,933	10,736,731
NiSource Inc.	517,071	18,371,533
Public Service Enterprise Group Inc.	838,389	31,976,157
SCANA Corp.	231,174	11,863,850
Sempra Energy	403,601	39,052,433
TECO Energy Inc.	361,188	6,194,374
Vectren Corp.	136,724	5,385,558

82

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

Wisconsin Energy Corp.	379,015	$17,643,148

		253,286,380
MULTILINE RETAIL — 1.45%
Big Lots Inc.[a,b]	96,453	3,652,675
Dillard’s Inc. Class A	44,918	4,150,423
Dollar General Corp.[a]	542,189	30,080,646
Dollar Tree Inc.[a]	344,828	17,993,125
Family Dollar Stores Inc.	159,553	9,255,669
J.C. Penney Co. Inc.[a,b]	380,252	3,277,772
Kohl’s Corp.	345,592	19,629,626
Macy’s Inc.	635,782	37,695,515
Nordstrom Inc.	240,328	15,008,484
Sears Holdings Corp.[a,b]	71,753	3,426,923

		144,170,858
OIL, GAS & CONSUMABLE FUELS — 4.92%
Antero Resources Corp.[a,b]	62,391	3,905,677
Cabot Oil & Gas Corp.	698,441	23,663,181
Cheniere Energy Inc.[a]	399,879	22,133,303
Chesapeake Energy Corp.	960,069	24,596,968
Cimarex Energy Co.	143,256	17,063,222
Cobalt International Energy Inc.[a]	456,733	8,367,349
Concho Resources Inc.[a]	173,546	21,259,385
CONSOL Energy Inc.	378,865	15,135,657
Continental Resources Inc.[a]	70,786	8,796,576
CVR Energy Inc.	25,840	1,091,740
Denbury Resources Inc.	618,422	10,142,121
Energen Corp.	119,603	9,665,118
EP Energy Corp. Class Aa	58,526	1,145,354
EQT Corp.	249,275	24,172,197
Golar LNG Ltd.[b]	72,854	3,037,283
Gulfport Energy Corp.[a]	140,964	10,033,818
HollyFrontier Corp.	336,568	16,013,905
Kosmos Energy Ltd.[a]	167,229	1,839,519
Laredo Petroleum Inc.[a,b]	70,686	1,827,940
Murphy Oil Corp.	297,333	18,690,352
Newfield Exploration Co.[a]	224,565	7,042,358
Noble Energy Inc.	594,239	42,214,739
Oasis Petroleum Inc.[a,b]	166,703	6,956,516
ONEOK Inc.	341,533	20,235,830
PBF Energy Inc.	39,212	1,011,670
Peabody Energy Corp.	446,880	7,302,019
Pioneer Natural Resources Co.	226,307	42,351,092
QEP Resources Inc.	297,436	8,756,516
Range Resources Corp.	270,218	22,419,987
SandRidge Energy Inc.[a,b]	821,658	5,044,980
SM Energy Co.	109,965	7,839,405
Southwestern Energy Co.[a,b]	582,478	26,799,813
Teekay Corp.	63,079	3,547,563
Tesoro Corp.	225,073	11,386,443
Ultra Petroleum Corp.[a,b]	253,829	6,825,462
Whiting Petroleum Corp.[a]	195,262	13,549,230
World Fuel Services Corp.	120,704	5,323,046
WPX Energy Inc.[a,b]	332,441	5,993,911

		487,181,245
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	54,847	6,154,930

Security	Shares	Value

International Paper Co.	737,108	$33,818,515

		39,973,445
PERSONAL PRODUCTS — 0.28%
Avon Products Inc.	717,749	10,507,845
Coty Inc. Class A	95,614	1,432,298
Herbalife Ltd.[b]	141,203	8,086,696
Nu Skin Enterprises Inc. Class A	96,870	8,025,679

		28,052,518
PHARMACEUTICALS — 2.39%
Actavis PLC[a]	287,400	59,161,290
Endo International PLC[a]	222,588	15,280,666
Forest Laboratories Inc.[a]	441,865	40,770,884
Hospira Inc.[a,b]	274,253	11,861,442
Jazz Pharmaceuticals PLC[a]	85,936	11,917,605
Mylan Inc.[a]	631,464	30,834,387
Perrigo Co. PLC	208,884	32,306,000
Salix Pharmaceuticals Ltd.[a,b]	101,594	10,526,154
Zoetis Inc.	828,445	23,975,198

		236,633,626
PROFESSIONAL SERVICES — 0.97%
Dun & Bradstreet Corp. (The)	62,302	6,189,704
Equifax Inc.	199,749	13,588,924
IHS Inc. Class Aa,b	108,930	13,234,995
Manpowergroup Inc.	127,825	10,076,445
Nielsen Holdings NV	361,951	16,153,873
Robert Half International Inc.	231,496	9,711,257
Towers Watson & Co. Class A	108,028	12,320,593
Verisk Analytics Inc. Class Aa	250,809	15,038,508

		96,314,299
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.44%
Alexandria Real Estate Equities Inc.	118,573	8,603,657
American Campus Communities Inc.	174,050	6,500,768
American Capital Agency Corp.	590,278	12,685,074
American Homes 4 Rent Class A	84,763	1,416,390
Annaly Capital Management Inc.	1,569,869	17,221,463
Apartment Investment and Management Co. Class A	241,534	7,299,157
AvalonBay Communities Inc.	214,384	28,152,907
BioMed Realty Trust Inc.[b]	309,196	6,335,426
Boston Properties Inc.	251,439	28,797,309
Brandywine Realty Trust[b]	260,581	3,768,001
BRE Properties Inc. Class A	127,730	8,018,889
Brixmor Property Group Inc.	78,505	1,674,512
Camden Property Trust	140,763	9,478,980
CBL & Associates Properties Inc.	270,954	4,809,434
Chimera Investment Corp.	1,707,112	5,223,763
CommonWealth REIT[b]	196,633	5,171,448
Corporate Office Properties Trust	142,762	3,803,180
Corrections Corp. of America	190,997	5,982,026
Crown Castle International Corp.	553,548	40,840,771
DDR Corp.[b]	491,236	8,095,569
Digital Realty Trust Inc.[b]	212,811	11,296,008
Douglas Emmett Inc.	236,404	6,416,005
Duke Realty Corp.	533,806	9,010,645
Equity Lifestyle Properties, Inc.	138,388	5,625,472
Essex Property Trust Inc.	62,971	10,708,219

83

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

Extra Space Storage Inc.	184,232	$8,937,094
Federal Realty Investment Trust	108,119	12,403,412
Gaming and Leisure Properties Inc.	159,177	5,803,593
General Growth Properties Inc.	928,442	20,425,724
Hatteras Financial Corp.	163,446	3,080,957
HCP Inc.	753,089	29,212,322
Health Care REIT Inc.	471,505	28,101,698
Healthcare Trust of America Inc. Class A	194,208	2,212,029
Home Properties Inc.	94,265	5,667,212
Hospitality Properties Trust	248,008	7,122,790
Host Hotels & Resorts Inc.	1,234,028	24,976,727
Kilroy Realty Corp.	135,228	7,921,656
Kimco Realty Corp.	677,357	14,820,571
Liberty Property Trust[b]	215,092	7,949,800
Macerich Co. (The)	227,856	14,202,264
Mack-Cali Realty Corp.	146,451	3,044,716
MFA Financial Inc.[b]	600,838	4,656,495
Mid-America Apartment Communities Inc.[b]	123,906	8,459,063
National Retail Properties Inc.[b]	196,408	6,740,723
Omega Healthcare Investors Inc.[b]	202,514	6,788,269
Piedmont Office Realty Trust Inc. Class A	261,141	4,478,568
Plum Creek Timber Co. Inc.	293,171	12,324,909
Post Properties Inc.	90,762	4,456,414
Prologis Inc.	825,551	33,707,247
Rayonier Inc.	208,858	9,588,671
Realty Income Corp.[b]	341,573	13,956,673
Regency Centers Corp.	151,823	7,752,082
Retail Properties of America Inc. Class A	221,450	2,998,433
Senior Housing Properties Trust[b]	312,381	7,019,201
SL Green Realty Corp.	149,102	15,002,643
Spirit Realty Capital Inc.	612,708	6,727,534
Starwood Property Trust Inc.	323,742	7,637,074
Starwood Waypoint Residential Trust[a]	64,517	1,857,444
Tanger Factory Outlet Centers Inc.[b]	156,858	5,490,030
Taubman Centers Inc.	105,721	7,483,990
Two Harbors Investment Corp.	606,357	6,215,159
UDR Inc.	415,537	10,733,321
Ventas Inc.	485,778	29,423,573
Vornado Realty Trust	309,752	30,529,157
Weingarten Realty Investors	202,205	6,066,150
Weyerhaeuser Co.	964,834	28,317,878
WP Carey Inc.	95,322	5,725,993

		736,954,332
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
CBRE Group Inc. Class Aa	462,395	12,683,495
Forest City Enterprises Inc. Class Aa	261,915	5,002,576
Howard Hughes Corp. (The)[a]	65,536	9,352,643
Jones Lang LaSalle Inc.	73,080	8,659,980
Realogy Holdings Corp.[a]	199,266	8,658,108
St. Joe Co. (The)[a,b]	96,738	1,862,206

		46,219,008
ROAD & RAIL — 0.86%
AMERCO	12,091	2,806,563
Avis Budget Group Inc.[a,b]	178,842	8,709,605
Con-way Inc.	93,226	3,829,724
Genesee & Wyoming Inc. Class Aa,b	71,835	6,990,982
Hertz Global Holdings Inc.[a]	573,890	15,288,430
J.B. Hunt Transport Services Inc.	151,535	10,898,397
Kansas City Southern Industries Inc.	182,582	18,634,319

Security	Shares	Value

Landstar System Inc.	77,418	$4,584,694
Old Dominion Freight Line Inc.[a]	117,859	6,687,320
Ryder System Inc.	86,080	6,879,514

		85,309,548
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.66%
Advanced Micro Devices Inc.[a,b]	1,002,393	4,019,596
Altera Corp.	530,493	19,225,066
Analog Devices Inc.	510,636	27,135,197
Applied Materials Inc.	1,991,021	40,656,649
Atmel Corp.[a]	711,655	5,949,436
Avago Technologies Ltd.	407,775	26,264,788
Cree Inc.[a,b]	195,423	11,053,125
Fairchild Semiconductor International Inc.[a]	210,280	2,899,761
First Solar Inc.[a,b]	112,384	7,843,279
Freescale Semiconductor Ltd.[a,b]	109,836	2,681,097
KLA-Tencor Corp.	274,886	19,005,618
Lam Research Corp.[a]	269,640	14,830,200
Linear Technology Corp.	386,522	18,819,756
LSI Corp.	910,749	10,081,991
Marvell Technology Group Ltd.	653,862	10,298,327
Maxim Integrated Products Inc.	482,341	15,975,134
Microchip Technology Inc.[b]	326,685	15,602,476
Micron Technology Inc.[a]	1,706,855	40,384,189
NVIDIA Corp.	957,657	17,151,637
ON Semiconductor Corp.[a]	748,286	7,033,888
Silicon Laboratories Inc.[a]	70,217	3,668,838
Skyworks Solutions Inc.[a]	317,227	11,902,357
Teradyne Inc.[a,b]	316,095	6,287,130
Xilinx Inc.	437,231	23,728,526

		362,498,061
SOFTWARE — 2.93%
Activision Blizzard Inc.	440,760	9,009,134
ANSYS Inc.[a]	154,464	11,896,817
Autodesk Inc.[a]	371,847	18,287,435
CA Inc.	543,394	16,828,912
Cadence Design Systems Inc.[a,b]	469,189	7,291,197
Citrix Systems Inc.[a]	310,077	17,807,722
Compuware Corp.	355,199	3,729,589
Concur Technologies Inc.[a,b]	77,431	7,671,089
Electronic Arts Inc.[a]	501,500	14,548,515
FactSet Research Systems Inc.[b]	73,039	7,874,335
FireEye Inc.[a,b]	28,893	1,778,942
Fortinet Inc.[a]	224,955	4,955,759
Informatica Corp.[a]	179,193	6,769,912
Intuit Inc.	491,997	38,242,927
MICROS Systems Inc.[a,b]	130,420	6,903,131
NetSuite Inc.[a,b]	58,125	5,511,994
Nuance Communications Inc.[a,b]	432,882	7,432,584
Red Hat Inc.[a]	314,180	16,645,256
Rovi Corp.[a]	159,925	3,643,092
ServiceNow Inc.[a,b]	137,514	8,239,839
SolarWinds Inc.[a]	108,720	4,634,734
Solera Holdings Inc.	114,426	7,247,743
Splunk Inc.[a]	186,910	13,362,196
Symantec Corp.	1,154,361	23,052,589
Synopsys Inc.[a]	254,823	9,787,751
Tableau Software Inc. Class Aa	17,660	1,343,573
TIBCO Software Inc.[a]	272,057	5,528,198
Workday Inc. Class Aa,b	67,116	6,136,416

84

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

Zynga Inc. Class Aa	1,020,211	$4,386,907

		290,548,288
SPECIALTY RETAIL — 3.82%
Aaron’s Inc.	119,270	3,606,725
Abercrombie & Fitch Co. Class A	130,111	5,009,274
Advance Auto Parts Inc.	120,901	15,293,976
American Eagle Outfitters Inc.	320,265	3,920,044
Ascena Retail Group Inc.[a]	211,953	3,662,548
AutoNation Inc.[a,b]	84,059	4,474,461
AutoZone Inc.[a]	55,271	29,686,054
Bed Bath & Beyond Inc.[a]	362,204	24,919,635
Best Buy Co. Inc.	452,545	11,951,713
Cabela’s Inc.[a,b]	79,001	5,175,356
CarMax Inc.[a,b]	372,114	17,414,935
Chico’s FAS Inc.	253,695	4,066,731
CST Brands Inc.	99,711	3,114,972
Dick’s Sporting Goods Inc.	163,945	8,953,036
DSW Inc. Class A	118,361	4,244,425
Foot Locker Inc.	248,792	11,688,248
GameStop Corp. Class A	197,410	8,113,551
Gap Inc. (The)	462,631	18,532,998
GNC Holdings Inc. Class A	163,163	7,182,435
Guess? Inc.	98,093	2,707,367
L Brands Inc.	397,724	22,578,791
Murphy USA Inc.[a,b]	79,450	3,224,876
O’Reilly Automotive Inc.[a]	183,051	27,162,938
PetSmart Inc.	171,216	11,795,070
Ross Stores Inc.	364,222	26,060,084
Sally Beauty Holdings Inc.[a]	281,890	7,723,786
Signet Jewelers Ltd.	134,028	14,188,204
Staples Inc.[b]	1,100,217	12,476,461
Tiffany & Co.	185,117	15,947,830
Tractor Supply Co.	231,291	16,336,083
Ulta Salon, Cosmetics & Fragrance Inc.[a]	105,602	10,294,083
Urban Outfitters Inc.[a]	178,452	6,508,144
Williams-Sonoma Inc.	162,106	10,802,744

		378,817,578
TEXTILES, APPAREL & LUXURY GOODS — 1.74%
Carter’s Inc.	90,420	7,021,113
Coach Inc.	465,613	23,122,342
Deckers Outdoor Corp.[a,b]	57,276	4,566,615
Fossil Group Inc.[a]	80,293	9,362,967
Hanesbrands Inc.	163,303	12,489,413
Michael Kors Holdings Ltd.[a]	333,887	31,141,640
PVH Corp.	134,301	16,756,736
Ralph Lauren Corp.	99,415	15,998,856
Under Armour Inc. Class Aa,b	138,754	15,906,759
VF Corp.	580,342	35,911,563

		172,278,004
THRIFTS & MORTGAGE FINANCE — 0.42%
Hudson City Bancorp Inc.	877,153	8,622,414
Nationstar Mortgage Holdings Inc.[a,b]	35,460	1,151,031
New York Community Bancorp Inc.	730,581	11,740,437
Ocwen Financial Corp.[a,b]	172,015	6,739,548
People’s United Financial Inc.	513,098	7,629,767
TFS Financial Corp.[a]	131,898	1,639,492

Security	Shares	Value

Washington Federal Inc.	172,319	$4,015,033

		41,537,722
TOBACCO — 0.34%
Lorillard Inc.	625,937	33,850,673

		33,850,673
TRADING COMPANIES & DISTRIBUTORS — 0.93%
Air Lease Corp.	116,490	4,343,912
Fastenal Co.	491,581	24,244,775
GATX Corp.	77,805	5,281,403
HD Supply Holdings Inc.[a]	102,449	2,679,041
MRC Global Inc.[a]	138,217	3,726,330
MSC Industrial Direct Co. Inc. Class A	78,265	6,771,488
United Rentals Inc.[a]	156,159	14,825,736
W.W. Grainger Inc.	97,716	24,688,925
WESCO International Inc.[a,b]	73,233	6,094,450

		92,656,060
WATER UTILITIES — 0.21%
American Water Works Co. Inc.	294,478	13,369,301
Aqua America Inc.	291,691	7,312,694

		20,681,995
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
SBA Communications Corp. Class Aa	211,437	19,232,310
T-Mobile US Inc.	315,403	10,417,761
Telephone & Data Systems Inc.	155,981	4,088,262
United States Cellular Corp.	21,236	870,888

		34,609,221

TOTAL COMMON STOCKS
(Cost: $7,061,077,892)		9,889,889,643

SHORT-TERM INVESTMENTS — 6.13%

MONEY MARKET FUNDS — 6.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	567,379,617	567,379,617
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	29,560,812	29,560,812

85

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,377,996	$10,377,996

		607,318,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $607,318,425)		607,318,425

TOTAL INVESTMENTS IN SECURITIES — 105.93%
(Cost: $7,668,396,317)		10,497,208,068
Other Assets, Less Liabilities — (5.93)%		(587,564,069)

NET ASSETS — 100.00%		$9,909,643,999

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

86

Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.21%
B/E Aerospace Inc.[a]	143,337	$12,440,218
Hexcel Corp.[a]	155,693	6,778,873
Huntington Ingalls Industries Inc.	77,787	7,954,499
Rockwell Collins Inc.	187,384	14,928,884
Spirit AeroSystems Holdings Inc. Class Aa	24,006	676,729
TransDigm Group Inc.	81,224	15,042,685
Triumph Group Inc.	16,171	1,044,323

		58,866,211
AIR FREIGHT & LOGISTICS — 0.51%
C.H. Robinson Worldwide Inc.[b]	235,059	12,314,741
Expeditors International of Washington Inc.	320,275	12,692,498

		25,007,239
AIRLINES — 1.48%
Alaska Air Group Inc.	100,725	9,398,650
American Airlines Group Inc.[a]	177,770	6,506,382
Copa Holdings SA Class A	51,650	7,499,064
Delta Air Lines Inc.	608,000	21,067,200
Southwest Airlines Co.	123,040	2,904,974
United Continental Holdings Inc.[a]	551,669	24,620,987

		71,997,257
AUTO COMPONENTS — 1.59%
Allison Transmission Holdings Inc.	7,262	217,424
BorgWarner Inc.	358,245	22,021,320
Delphi Automotive PLC	484,609	32,885,567
Gentex Corp.	127,797	4,029,439
Goodyear Tire & Rubber Co. (The)	381,019	9,956,027
Lear Corp.	14,050	1,176,266
Visteon Corp.[a]	77,266	6,833,405

		77,119,448
AUTOMOBILES — 1.12%
Harley-Davidson Inc.	347,427	23,142,112
Tesla Motors Inc.[a,b]	129,608	27,016,788
Thor Industries Inc.	68,316	4,171,375

		54,330,275
BEVERAGES — 1.87%
Brown-Forman Corp. Class B NVS	234,440	21,026,924
Coca-Cola Enterprises Inc.	402,468	19,221,872
Constellation Brands Inc. Class Aa	224,314	19,059,960
Dr Pepper Snapple Group Inc.	316,304	17,225,916
Monster Beverage Corp.[a]	208,016	14,446,711

		90,981,383
BIOTECHNOLOGY — 3.12%
Alexion Pharmaceuticals Inc.[a]	302,478	46,015,978
Alkermes PLC[a]	209,857	9,252,595

Security	Shares	Value

ARIAD Pharmaceuticals Inc.[a,b]	280,040	$2,257,123
BioMarin Pharmaceutical Inc.[a]	215,481	14,697,959
Cubist Pharmaceuticals Inc.[a]	101,127	7,397,440
Incyte Corp.[a]	159,592	8,541,364
Medivation Inc.[a]	116,273	7,484,493
Myriad Genetics Inc.[a,b]	115,575	3,951,509
Pharmacyclics Inc.[a]	90,606	9,080,533
Seattle Genetics Inc.[a,b]	155,771	7,096,927
Theravance Inc.[a]	122,228	3,781,734
United Therapeutics Corp.[a]	72,130	6,782,384
Vertex Pharmaceuticals Inc.[a]	360,867	25,520,514

		151,860,553
BUILDING PRODUCTS — 0.80%
A.O. Smith Corp.	51,075	2,350,472
Allegion PLC	110,020	5,739,744
Armstrong World Industries Inc.[a]	38,892	2,070,999
Fortune Brands Home & Security Inc.	224,939	9,465,433
Lennox International Inc.	78,152	7,104,798
Masco Corp.	553,411	12,291,258

		39,022,704
CAPITAL MARKETS — 2.06%
Affiliated Managers Group Inc.[a]	81,750	16,354,088
Ameriprise Financial Inc.	94,199	10,368,484
Artisan Partners Asset Management Inc.	8,192	526,336
Eaton Vance Corp. NVS	186,137	7,102,988
Federated Investors Inc. Class B	105,793	3,230,918
Lazard Ltd. Class A	198,681	9,355,888
LPL Financial Holdings Inc.	64,803	3,404,750
SEI Investments Co.	211,713	7,115,674
T. Rowe Price Group Inc.	401,981	33,103,135
Waddell & Reed Financial Inc. Class A	133,265	9,810,969

		100,373,230
CHEMICALS — 3.44%
Airgas Inc.	101,568	10,818,008
Albemarle Corp.	47,790	3,174,212
Celanese Corp. Series A	247,481	13,737,670
Eastman Chemical Co.	240,020	20,692,124
FMC Corp.	211,016	16,155,385
International Flavors & Fragrances Inc.	126,374	12,090,201
NewMarket Corp.	14,701	5,744,857
Rockwood Holdings Inc.	82,203	6,115,903
RPM International Inc.	192,505	8,054,409
Scotts Miracle-Gro Co. (The) Class A	66,678	4,086,028
Sherwin-Williams Co. (The)	137,291	27,064,175
Sigma-Aldrich Corp.	176,088	16,443,097
Valspar Corp. (The)	131,090	9,454,211
W.R. Grace & Co.[a]	102,569	10,171,768
Westlake Chemical Corp.	54,602	3,613,560

		167,415,608
COMMERCIAL BANKS — 0.02%
Signature Bank[a]	7,063	887,042

		887,042

87

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.12%
Cintas Corp.	44,870	$2,674,701
Clean Harbors Inc.[a,b]	93,884	5,143,904
Copart Inc.[a]	173,228	6,303,767
Iron Mountain Inc.	237,797	6,556,063
KAR Auction Services Inc.	43,793	1,329,118
Pitney Bowes Inc.	135,287	3,516,109
R.R. Donnelley & Sons Co.	152,035	2,721,427
Rollins Inc.	98,546	2,980,031
Stericycle Inc.[a]	133,745	15,196,107
Waste Connections Inc.	180,840	7,931,642

		54,352,869
COMMUNICATIONS EQUIPMENT — 1.06%
CommScope Holding Co. Inc.[a]	36,618	903,732
F5 Networks Inc.[a,b]	104,895	11,184,954
Harris Corp.	29,507	2,158,732
JDS Uniphase Corp.[a]	275,542	3,857,588
Juniper Networks Inc.[a]	145,694	3,753,078
Motorola Solutions Inc.	331,770	21,329,493
Palo Alto Networks Inc.[a,b]	53,657	3,680,870
Riverbed Technology Inc.[a]	238,851	4,707,753

		51,576,200
COMPUTERS & PERIPHERALS — 1.11%
3D Systems Corp.[a,b]	155,996	9,227,164
NCR Corp.[a]	254,952	9,318,496
NetApp Inc.	527,172	19,452,647
Nimble Storage Inc.[a]	1,726	65,398
SanDisk Corp.	159,038	12,912,295
Stratasys Ltd.[a]	30,293	3,213,784

		54,189,784
CONSTRUCTION & ENGINEERING — 0.58%
AECOM Technology Corp.[a]	15,155	487,536
Chicago Bridge & Iron Co. NV	155,911	13,587,644
Fluor Corp.	151,291	11,759,850
Quanta Services Inc.[a]	67,829	2,502,890

		28,337,920
CONSTRUCTION MATERIALS — 0.33%
Eagle Materials Inc.	76,620	6,793,129
Martin Marietta Materials Inc.	71,474	9,173,688

		15,966,817
CONSUMER FINANCE — 0.05%
Santander Consumer USA Holdings Inc.[a]	92,969	2,238,694

		2,238,694
CONTAINERS & PACKAGING — 1.41%
AptarGroup Inc.	72,329	4,780,947
Avery Dennison Corp.	48,763	2,470,821
Ball Corp.	217,881	11,942,058
Bemis Co. Inc.	69,842	2,740,600
Crown Holdings Inc.[a]	190,370	8,517,154
Greif Inc. Class A	9,643	506,161

Security	Shares	Value

Owens-Illinois Inc.[a]	149,708	$5,064,622
Packaging Corp. of America	152,067	10,700,955
Rock-Tenn Co. Class A	80,360	8,483,605
Sealed Air Corp.	303,705	9,982,783
Silgan Holdings Inc.	68,179	3,376,224

		68,565,930
DISTRIBUTORS — 0.66%
Genuine Parts Co.	226,999	19,714,863
LKQ Corp.[a]	462,888	12,197,099

		31,911,962
DIVERSIFIED CONSUMER SERVICES — 0.38%
H&R Block Inc.	422,133	12,744,195
Service Corp. International	255,766	5,084,628
Weight Watchers International Inc.[b]	22,731	466,895

		18,295,718
DIVERSIFIED FINANCIAL SERVICES — 1.53%
CBOE Holdings Inc.	135,349	7,660,753
IntercontinentalExchange Group Inc.	112,716	22,298,606
Leucadia National Corp.	61,873	1,732,444
McGraw Hill Financial Inc.	200,546	15,301,660
Moody’s Corp.	301,428	23,909,269
MSCI Inc. Class Aa	78,281	3,367,649

		74,270,381
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.36%
Intelsat SAa,b	2,524	47,249
Level 3 Communications Inc.[a]	86,386	3,381,148
tw telecom inc.[a]	218,284	6,823,558
Windstream Holdings Inc.[b]	868,742	7,158,434

		17,410,389
ELECTRIC UTILITIES — 0.19%
ITC Holdings Corp.	243,457	9,093,119

		9,093,119
ELECTRICAL EQUIPMENT — 1.67%
AMETEK Inc.	377,496	19,437,269
Babcock & Wilcox Co. (The)	119,846	3,978,887
Hubbell Inc. Class B	66,738	7,999,884
Rockwell Automation Inc.	216,478	26,962,335
Roper Industries Inc.	153,486	20,491,916
Solarcity Corp.[a,b]	36,260	2,270,601

		81,140,892
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.17%
Amphenol Corp. Class A	247,732	22,704,638
CDW Corp.	15,072	413,575
Dolby Laboratories Inc. Class Aa	27,895	1,241,327
FLIR Systems Inc.	153,050	5,509,800
IPG Photonics Corp.[a,b]	50,134	3,563,525
Knowles Corporation[a]	97,900	3,090,703
National Instruments Corp.	149,039	4,275,929
Trimble Navigation Ltd.[a]	396,516	15,412,577

88

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

Zebra Technologies Corp. Class Aa	6,992	$485,315

		56,697,389
ENERGY EQUIPMENT & SERVICES — 1.66%
Atwood Oceanics Inc.[a]	16,552	834,055
Cameron International Corp.[a]	216,127	13,350,165
Dresser-Rand Group Inc.[a]	118,126	6,899,740
Dril-Quip Inc.[a]	63,022	7,064,766
FMC Technologies Inc.[a]	367,660	19,224,941
Frank’s International NV	24,065	596,331
Oceaneering International Inc.	167,787	12,057,174
RPC Inc.	78,301	1,598,906
Seadrill Ltd.[b]	547,804	19,260,789

		80,886,867
FOOD & STAPLES RETAILING — 1.41%
Fresh Market Inc. (The)[a,b]	63,465	2,132,424
Kroger Co. (The)	806,109	35,186,658
Safeway Inc.	29,138	1,076,358
Sprouts Farmers Market Inc.[a]	22,380	806,351
Whole Foods Market Inc.	574,897	29,153,027

		68,354,818
FOOD PRODUCTS — 3.07%
Campbell Soup Co.	179,276	8,045,907
ConAgra Foods Inc.	597,631	18,544,490
Flowers Foods Inc.	264,677	5,677,322
Hershey Co. (The)	232,494	24,272,373
Hillshire Brands Co. (The)	191,041	7,118,188
Hormel Foods Corp.	207,947	10,245,549
Ingredion Inc.	14,640	996,691
J.M. Smucker Co. (The)	21,674	2,107,580
Keurig Green Mountain Inc.	231,253	24,418,004
McCormick & Co. Inc. NVS	204,470	14,668,678
Mead Johnson Nutrition Co. Class A	313,845	26,093,073
Pinnacle Foods Inc.	29,604	883,975
WhiteWave Foods Co. Class Aa	215,268	6,143,749

		149,215,579
GAS UTILITIES — 0.07%
ONE GAS Inc.[a]	74,903	2,691,265
Questar Corp.	34,972	831,634

		3,522,899
HEALTH CARE EQUIPMENT & SUPPLIES — 2.14%
C.R. Bard Inc.	124,754	18,461,097
Cooper Companies Inc. (The)	55,412	7,611,392
DENTSPLY International Inc.	61,925	2,851,027
Edwards Lifesciences Corp.[a,b]	166,153	12,323,568
Hologic Inc.[a]	121,936	2,621,624
IDEXX Laboratories Inc.[a,b]	83,903	10,185,824
ResMed Inc.[b]	220,934	9,873,541
Sirona Dental Systems Inc.[a]	85,336	6,372,039
St. Jude Medical Inc.	279,353	18,266,893
Varian Medical Systems Inc.[a,b]	168,076	14,116,703
Zimmer Holdings Inc.	14,609	1,381,719

		104,065,427

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.60%
AmerisourceBergen Corp.	357,918	$23,475,842
Brookdale Senior Living Inc.[a]	154,463	5,176,055
Catamaran Corp.[a]	319,179	14,286,452
Cigna Corp.	25,605	2,143,907
Community Health Systems Inc.[a]	39,601	1,551,171
DaVita HealthCare Partners Inc.[a]	285,527	19,658,534
Envision Healthcare Holdings Inc.[a]	48,619	1,644,781
HCA Holdings Inc.[a]	30,276	1,589,490
Henry Schein Inc.[a,b]	135,066	16,122,828
Laboratory Corp. of America Holdings[a,b]	135,481	13,305,589
MEDNAX Inc.[a,b]	100,935	6,255,951
Patterson Companies Inc.	121,130	5,058,389
Premier Inc.[a]	32,743	1,078,882
Quest Diagnostics Inc.	14,840	859,533
Tenet Healthcare Corp.[a]	150,271	6,433,101
Universal Health Services Inc. Class B	94,760	7,776,953

		126,417,458
HEALTH CARE TECHNOLOGY — 0.54%
Cerner Corp.[a,b]	459,667	25,856,269
Veeva Systems Inc.[a,b]	14,886	397,456

		26,253,725
HOTELS, RESTAURANTS & LEISURE — 3.21%
ARAMARK Holdings Corp.	52,793	1,526,774
Bally Technologies Inc.[a,b]	59,796	3,962,681
Brinker International Inc.	102,860	5,395,007
Burger King Worldwide Inc.	155,208	4,120,772
Chipotle Mexican Grill Inc.[a]	47,914	27,217,548
Choice Hotels International Inc.	2,191	100,786
Darden Restaurants Inc.	131,466	6,673,214
Domino’s Pizza Inc.	87,045	6,699,854
Dunkin’ Brands Group Inc.	165,318	8,295,657
Hilton Worldwide Holdings Inc.[a]	113,275	2,519,236
International Game Technology	382,919	5,383,841
Marriott International Inc. Class A	318,737	17,855,647
Norwegian Cruise Line Holdings Ltd.[a]	39,022	1,259,240
Panera Bread Co. Class Aa	41,013	7,237,564
SeaWorld Entertainment Inc.	47,088	1,423,470
Six Flags Entertainment Corp.	102,223	4,104,253
Starwood Hotels & Resorts Worldwide Inc.	128,234	10,207,426
Wyndham Worldwide Corp.	198,563	14,540,769
Wynn Resorts Ltd.	124,968	27,761,641

		156,285,380
HOUSEHOLD DURABLES — 1.07%
Jarden Corp.[a]	197,140	11,794,886
Newell Rubbermaid Inc.	259,051	7,745,625
NVR Inc.[a]	6,081	6,974,907
PulteGroup Inc.	600,929	11,531,828
Taylor Morrison Home Corp. Class Aa	43,051	1,011,698
Tempur Sealy International Inc.[a,b]	93,378	4,731,463
Tupperware Brands Corp.	82,030	6,870,833
Whirlpool Corp.	8,594	1,284,459

		51,945,699

89

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.61%
Church & Dwight Co. Inc.	214,211	$14,795,554
Clorox Co. (The)	170,622	15,016,442

		29,811,996
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.03%
Calpine Corp.[a]	65,427	1,368,079

		1,368,079
INDUSTRIAL CONGLOMERATES — 0.01%
Carlisle Companies Inc.	4,966	394,002

		394,002
INSURANCE — 1.51%
Allied World Assurance Co. Holdings Ltd.	17,761	1,832,758
American Financial Group Inc.	16,256	938,134
Aon PLC	369,429	31,135,476
Arch Capital Group Ltd.[a]	12,919	743,359
Arthur J. Gallagher & Co.	196,595	9,353,990
Axis Capital Holdings Ltd.	44,351	2,033,493
Brown & Brown Inc.	83,470	2,567,537
Endurance Specialty Holdings Ltd.	22,647	1,219,088
Erie Indemnity Co. Class A	38,449	2,682,202
Fidelity National Financial Inc. Class A	32,592	1,024,693
Hanover Insurance Group Inc. (The)	19,459	1,195,561
Progressive Corp. (The)	751,715	18,206,537
Validus Holdings Ltd.	12,487	470,885

		73,403,713
INTERNET & CATALOG RETAIL — 1.51%
Expedia Inc.	165,213	11,977,943
Groupon Inc.[a,b]	651,099	5,104,616
HomeAway Inc.[a]	94,411	3,556,462
Liberty Interactive Corp. Series Aa	62,496	1,804,260
Liberty Ventures Series Aa	57,089	7,440,409
Netflix Inc.[a]	77,865	27,410,816
TripAdvisor Inc.[a,b]	173,716	15,736,932
zulily Inc.[a,b]	11,945	599,520

		73,630,958
INTERNET SOFTWARE & SERVICES — 1.84%
Akamai Technologies Inc.[a]	275,453	16,034,119
Equinix Inc.[a,b]	76,504	14,141,000
IAC/InterActiveCorp	115,838	8,269,675
LinkedIn Corp. Class Aa	150,048	27,749,877
Pandora Media Inc.[a]	220,009	6,670,673
Rackspace Hosting Inc.[a]	175,193	5,749,834
VeriSign Inc.[a,b]	201,042	10,838,174

		89,453,352
IT SERVICES — 3.28%
Alliance Data Systems Corp.[a,b]	76,243	20,772,405
Booz Allen Hamilton Holding Corp.	44,566	980,452
Broadridge Financial Solutions Inc.	188,004	6,982,469
DST Systems Inc.	42,883	4,064,880
Fidelity National Information Services Inc.	44,862	2,397,874

Security	Shares	Value

Fiserv Inc.[a]	412,821	$23,402,822
FleetCor Technologies Inc.[a]	105,251	12,114,390
Gartner Inc.[a,b]	145,389	10,095,812
Genpact Ltd.[a]	259,879	4,527,092
Global Payments Inc.	111,541	7,931,681
Jack Henry & Associates Inc.	133,546	7,446,525
NeuStar Inc. Class Aa,b	90,524	2,942,935
Paychex Inc.	453,841	19,333,627
Teradata Corp.[a,b]	253,394	12,464,451
Total System Services Inc.	196,615	5,979,062
Vantiv Inc. Class Aa,b	135,215	4,086,197
Western Union Co.	863,593	14,128,381

		159,651,055
LEISURE EQUIPMENT & PRODUCTS — 0.90%
Hasbro Inc.	151,459	8,424,149
Mattel Inc.	535,389	21,474,453
Polaris Industries Inc.	100,391	14,025,627

		43,924,229
LIFE SCIENCES TOOLS & SERVICES — 1.56%
Agilent Technologies Inc.	62,817	3,512,727
Bruker Corp.[a]	169,742	3,868,420
Charles River Laboratories International Inc.[a]	34,201	2,063,688
Covance Inc.[a,b]	86,650	9,002,935
Illumina Inc.[a,b]	192,792	28,660,459
Mettler-Toledo International Inc.[a]	46,813	11,032,888
Quintiles Transnational Holdings Inc.[a]	18,865	957,776
TECHNE Corp.	26,460	2,258,890
Waters Corp.[a]	132,828	14,399,883

		75,757,666
MACHINERY — 3.66%
Colfax Corp.[a,b]	161,171	11,496,327
Crane Co.	69,265	4,928,205
Donaldson Co. Inc.	209,865	8,898,276
Dover Corp.	195,814	16,007,795
Flowserve Corp.	221,636	17,362,964
Graco Inc.	95,008	7,100,898
Harsco Corp.	8,519	199,600
IDEX Corp.	118,855	8,663,341
Ingersoll-Rand PLC	306,841	17,563,579
ITT Corp.	139,098	5,947,830
Lincoln Electric Holdings Inc.	128,827	9,276,832
Manitowoc Co. Inc. (The)	207,273	6,518,736
Navistar International Corp.[a,b]	11,265	381,546
Nordson Corp.	99,588	7,019,958
PACCAR Inc.	70,619	4,762,545
Pall Corp.	172,516	15,435,007
Snap-on Inc.	10,192	1,156,588
Stanley Black & Decker Inc.	22,252	1,807,752
Toro Co. (The)	89,542	5,658,159
Valmont Industries Inc.[b]	41,492	6,175,669
WABCO Holdings Inc.[a]	90,539	9,557,297
Wabtec Corp.	149,179	11,561,373
Xylem Inc.	17,440	635,165

		178,115,442

90

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

MARINE — 0.11%
Kirby Corp.[a]	52,023	$5,267,329

		5,267,329
MEDIA — 3.12%
AMC Networks Inc. Class Aa	93,015	6,798,466
Cablevision NY Group Class A	301,377	5,084,230
Charter Communications Inc. Class Aa,b	102,607	12,641,182
Cinemark Holdings Inc.	178,867	5,188,932
Clear Channel Outdoor Holdings Inc. Class A	65,121	593,252
Discovery Communications Inc. Series Aa	379,314	31,369,268
DISH Network Corp. Class Aa	323,198	20,106,148
Interpublic Group of Companies Inc. (The)	302,919	5,192,032
Lamar Advertising Co. Class Aa	121,957	6,218,587
Lions Gate Entertainment Corp.	125,594	3,357,128
Madison Square Garden Inc. Class Aa	94,985	5,393,248
Morningstar Inc.	31,976	2,526,744
Omnicom Group Inc.	400,813	29,099,024
Regal Entertainment Group Class A	28,009	523,208
Scripps Networks Interactive Inc. Class A	169,986	12,903,637
Starz Series Aa	147,815	4,771,468

		151,766,554
METALS & MINING — 0.13%
Compass Minerals International Inc.	51,658	4,262,818
Royal Gold Inc.	25,209	1,578,588
Tahoe Resources Inc.[a]	16,866	356,716

		6,198,122
MULTILINE RETAIL — 2.03%
Big Lots Inc.[a]	23,870	903,957
Dillard’s Inc. Class A	28,094	2,595,886
Dollar General Corp.[a]	507,188	28,138,790
Dollar Tree Inc.[a]	322,565	16,831,442
Family Dollar Stores Inc.	149,302	8,661,009
Macy’s Inc.	460,932	27,328,658
Nordstrom Inc.	224,923	14,046,441

		98,506,183
OIL, GAS & CONSUMABLE FUELS — 4.68%
Antero Resources Corp.[a]	26,667	1,669,354
Cabot Oil & Gas Corp.	653,351	22,135,532
Cheniere Energy Inc.[a]	374,064	20,704,442
Cobalt International Energy Inc.[a]	391,607	7,174,240
Concho Resources Inc.[a]	162,343	19,887,018
Continental Resources Inc.[a]	66,242	8,231,893
CVR Energy Inc.	24,061	1,016,577
EP Energy Corp. Class Aa	18,638	364,746
EQT Corp.	213,365	20,690,004
Gulfport Energy Corp.[a]	107,513	7,652,775
Kosmos Energy Ltd.[a]	156,039	1,716,429
Laredo Petroleum Inc.[a,b]	58,555	1,514,232
Noble Energy Inc.	70,504	5,008,604
Oasis Petroleum Inc.[a,b]	156,171	6,517,016
ONEOK Inc.	300,316	17,793,723
Pioneer Natural Resources Co.	156,235	29,237,818
QEP Resources Inc.	27,905	821,523
Range Resources Corp.	252,774	20,972,659

Security	Shares	Value

SM Energy Co.	102,819	$7,329,967
Southwestern Energy Co.[a]	544,875	25,069,699
Whiting Petroleum Corp.[a]	14,606	1,013,510
World Fuel Services Corp.	21,277	938,316

		227,460,077
PAPER & FOREST PRODUCTS — 0.56%
International Paper Co.	593,000	27,206,840

		27,206,840
PERSONAL PRODUCTS — 0.53%
Avon Products Inc.	671,648	9,832,927
Coty Inc. Class A	59,095	885,243
Herbalife Ltd.[b]	132,201	7,571,151
Nu Skin Enterprises Inc. Class A	90,587	7,505,133

		25,794,454
PHARMACEUTICALS — 3.54%
Actavis PLC[a]	268,851	55,342,978
Endo International PLC[a]	208,189	14,292,175
Jazz Pharmaceuticals PLC[a]	80,387	11,148,069
Mylan Inc.[a]	590,702	28,843,979
Perrigo Co. PLC	195,401	30,220,719
Salix Pharmaceuticals Ltd.[a]	95,071	9,850,306
Zoetis Inc.	774,963	22,427,429

		172,125,655
PROFESSIONAL SERVICES — 1.15%
Dun & Bradstreet Corp. (The)	53,942	5,359,138
Equifax Inc.	186,852	12,711,542
IHS Inc. Class Aa	101,936	12,385,224
Nielsen Holdings NV	48,688	2,172,945
Robert Half International Inc.	216,405	9,078,190
Verisk Analytics Inc. Class Aa	234,615	14,067,515

		55,774,554
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.14%
American Homes 4 Rent Class A	15,710	262,514
Apartment Investment and Management Co. Class A	123,967	3,746,283
Boston Properties Inc.	22,351	2,559,860
Brixmor Property Group Inc.	14,014	298,919
CBL & Associates Properties Inc.	82,372	1,462,103
Corrections Corp. of America	112,696	3,529,639
Crown Castle International Corp.	517,816	38,204,464
Digital Realty Trust Inc.[b]	156,533	8,308,772
Equity Lifestyle Properties, Inc.	93,212	3,789,068
Extra Space Storage Inc.	13,726	665,848
Federal Realty Investment Trust	66,478	7,626,356
Omega Healthcare Investors Inc.[b]	189,062	6,337,358
Plum Creek Timber Co. Inc.	274,343	11,533,380
Rayonier Inc.	195,418	8,971,640
Regency Centers Corp.	59,355	3,030,666
Senior Housing Properties Trust	21,117	474,499
Spirit Realty Capital Inc.	110,015	1,207,965
Tanger Factory Outlet Centers Inc.	146,148	5,115,180
Taubman Centers Inc.	17,983	1,273,016
Ventas Inc.	205,013	12,417,637
Vornado Realty Trust	56,335	5,552,378

91

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

Weyerhaeuser Co.	902,548	$26,489,784

		152,857,329
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.39%
CBRE Group Inc. Class Aa	432,703	11,869,044
Realogy Holdings Corp.[a]	166,158	7,219,565
St. Joe Co. (The)[a,b]	6,053	116,520

		19,205,129
ROAD & RAIL — 1.36%
AMERCO	6,257	1,452,375
Avis Budget Group Inc.[a,b]	167,244	8,144,783
Con-way Inc.	31,896	1,310,288
Genesee & Wyoming Inc. Class Aa	29,308	2,852,254
Hertz Global Holdings Inc.[a]	536,836	14,301,311
J.B. Hunt Transport Services Inc.	141,803	10,198,472
Kansas City Southern Industries Inc.	170,792	17,431,031
Landstar System Inc.	72,105	4,270,058
Old Dominion Freight Line Inc.[a]	110,223	6,254,053

		66,214,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.66%
Advanced Micro Devices Inc.[a,b]	937,949	3,761,176
Altera Corp.	170,986	6,196,533
Analog Devices Inc.	206,451	10,970,806
Applied Materials Inc.	1,231,139	25,139,858
Atmel Corp.[a]	665,894	5,566,874
Avago Technologies Ltd.	349,414	22,505,756
Cree Inc.[a,b]	182,874	10,343,353
Freescale Semiconductor Ltd.[a]	46,241	1,128,743
Lam Research Corp.[a]	58,933	3,241,315
Linear Technology Corp.	361,567	17,604,697
LSI Corp.	98,666	1,092,233
Maxim Integrated Products Inc.	451,198	14,943,678
Microchip Technology Inc.	305,591	14,595,026
ON Semiconductor Corp.[a]	662,586	6,228,308
Silicon Laboratories Inc.[a]	56,930	2,974,593
Skyworks Solutions Inc.[a]	246,402	9,245,003
Xilinx Inc.	409,005	22,196,701

		177,734,653
SOFTWARE — 4.16%
ANSYS Inc.[a]	144,487	11,128,389
Autodesk Inc.[a]	276,192	13,583,123
Cadence Design Systems Inc.[a]	438,191	6,809,488
Citrix Systems Inc.[a]	290,059	16,658,088
Concur Technologies Inc.[a,b]	72,364	7,169,102
Electronic Arts Inc.[a]	360,438	10,456,306
FactSet Research Systems Inc.	68,211	7,353,828
FireEye Inc.[a]	20,330	1,251,718
Fortinet Inc.[a]	209,936	4,624,890
Informatica Corp.[a]	167,248	6,318,629
Intuit Inc.	460,239	35,774,377
MICROS Systems Inc.[a]	18,140	960,150
NetSuite Inc.[a,b]	54,334	5,152,493
Red Hat Inc.[a]	293,898	15,570,716
Rovi Corp.[a]	17,494	398,513
ServiceNow Inc.[a]	126,493	7,579,461
SolarWinds Inc.[a]	101,317	4,319,144

Security	Shares	Value

Solera Holdings Inc.	106,846	$6,767,626
Splunk Inc.[a]	174,843	12,499,526
Symantec Corp.	786,146	15,699,336
Tableau Software Inc. Class Aa	14,536	1,105,899
TIBCO Software Inc.[a]	253,848	5,158,191
Workday Inc. Class Aa,b	62,683	5,731,107

		202,070,100
SPECIALTY RETAIL — 5.86%
Aaron’s Inc.	16,838	509,181
Abercrombie & Fitch Co. Class A	14,074	541,849
Advance Auto Parts Inc.	113,095	14,306,517
American Eagle Outfitters Inc.	192,122	2,351,573
Ascena Retail Group Inc.[a]	28,436	491,374
AutoNation Inc.[a]	78,577	4,182,654
AutoZone Inc.[a]	51,678	27,756,254
Bed Bath & Beyond Inc.[a]	338,821	23,310,885
Best Buy Co. Inc.	112,779	2,978,493
Cabela’s Inc.[a,b]	73,562	4,819,047
CarMax Inc.[a]	348,092	16,290,706
Chico’s FAS Inc.	222,024	3,559,045
Dick’s Sporting Goods Inc.	153,223	8,367,508
DSW Inc. Class A	100,322	3,597,547
Foot Locker Inc.	27,396	1,287,064
Gap Inc. (The)	432,764	17,336,526
GNC Holdings Inc. Class A	152,475	6,711,949
L Brands Inc.	372,050	21,121,278
O’Reilly Automotive Inc.[a]	171,234	25,409,413
PetSmart Inc.	160,221	11,037,625
Ross Stores Inc.	340,709	24,377,729
Sally Beauty Holdings Inc.[a]	263,300	7,214,420
Signet Jewelers Ltd.	10,877	1,151,439
Tiffany & Co.	173,164	14,918,079
Tractor Supply Co.	216,357	15,281,295
Ulta Salon, Cosmetics & Fragrance Inc.[a]	98,741	9,625,273
Urban Outfitters Inc.[a]	166,551	6,074,115
Williams-Sonoma Inc.	151,508	10,096,493

		284,705,331
TEXTILES, APPAREL & LUXURY GOODS — 3.23%
Carter’s Inc.	84,398	6,553,505
Coach Inc.	435,556	21,629,711
Deckers Outdoor Corp.[a]	23,453	1,869,908
Fossil Group Inc.[a]	75,075	8,754,496
Hanesbrands Inc.	152,818	11,687,521
Michael Kors Holdings Ltd.[a]	312,332	29,131,205
PVH Corp.	111,310	13,888,149
Ralph Lauren Corp.	92,995	14,965,685
Under Armour Inc. Class Aa,b	129,795	14,879,699
VF Corp.	542,880	33,593,414

		156,953,293
THRIFTS & MORTGAGE FINANCE — 0.15%
Nationstar Mortgage Holdings Inc.[a,b]	32,979	1,070,498
Ocwen Financial Corp.[a,b]	160,715	6,296,814

		7,367,312

92

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2014

Security	Shares	Value

TOBACCO — 0.65%
Lorillard Inc.	585,529	$31,665,408

		31,665,408
TRADING COMPANIES & DISTRIBUTORS — 1.42%
Fastenal Co.	459,845	22,679,556
HD Supply Holdings Inc.[a]	60,262	1,575,851
MRC Global Inc.[a]	55,023	1,483,420
MSC Industrial Direct Co. Inc. Class A	73,183	6,331,793
United Rentals Inc.[a]	146,136	13,874,152
W.W. Grainger Inc.	91,408	23,095,145

		69,039,917
WATER UTILITIES — 0.12%
Aqua America Inc.	239,418	6,002,209

		6,002,209
WIRELESS TELECOMMUNICATION SERVICES — 0.37%
SBA Communications Corp. Class Aa	197,785	17,990,524

		17,990,524

TOTAL COMMON STOCKS (Cost: $3,551,885,857)		4,856,272,956

SHORT-TERM INVESTMENTS — 6.83%

MONEY MARKET FUNDS — 6.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	311,794,021	311,794,021
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	16,244,652	16,244,652
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,314,815	4,314,815

		332,353,488

TOTAL SHORT-TERM INVESTMENTS (Cost: $332,353,488)		332,353,488

TOTAL INVESTMENTS IN SECURITIES — 106.71% (Cost: $3,884,239,345)		5,188,626,444
Other Assets, Less Liabilities — (6.71)%		(326,354,381)

NET ASSETS — 100.00%		$4,862,272,063

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.

[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

93

Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.30%
Alliant Techsystems Inc.	64,902	$9,225,819
B/E Aerospace Inc.[a]	12,820	1,112,648
Exelis Inc.	378,692	7,198,935
L-3 Communications Holdings Inc.	181,358	21,427,448
Rockwell Collins Inc.	29,783	2,372,811
Spirit AeroSystems Holdings Inc. Class Aa	209,039	5,892,809
Textron Inc.	559,916	21,999,100
Triumph Group Inc.	82,991	5,359,559

		74,589,129
AIRLINES — 1.23%
Alaska Air Group Inc.	11,009	1,027,250
American Airlines Group Inc.[a]	166,522	6,094,705
Delta Air Lines Inc.	935,004	32,397,889
Southwest Airlines Co.	1,294,955	30,573,887

		70,093,731
AUTO COMPONENTS — 0.62%
Allison Transmission Holdings Inc.	59,695	1,787,268
Gentex Corp.	122,680	3,868,100
Lear Corp.	143,991	12,054,927
TRW Automotive Holdings Corp.[a]	216,941	17,706,725

		35,417,020
BEVERAGES — 0.79%
Beam Inc.	324,133	27,000,279
Constellation Brands Inc. Class Aa	18,199	1,546,369
Molson Coors Brewing Co. Class B NVS	281,660	16,578,508

		45,125,156
BUILDING PRODUCTS — 0.34%
A.O. Smith Corp.	89,409	4,114,602
Allegion PLC	58,070	3,029,512
Fortune Brands Home & Security Inc.	40,624	1,709,458
Owens Corning	239,323	10,331,574

		19,185,146
CAPITAL MARKETS — 2.99%
American Capital Ltd.[a]	568,680	8,979,457
Ameriprise Financial Inc.	261,397	28,771,968
Ares Capital Corp.	594,955	10,483,107
Artisan Partners Asset Management Inc.	15,992	1,027,486
E*TRADE Financial Corp.[a]	577,377	13,291,219
Federated Investors Inc. Class B	49,225	1,503,331
Invesco Ltd.	895,640	33,138,680
Legg Mason Inc.	223,728	10,971,621
LPL Financial Holdings Inc.	23,059	1,211,520
Northern Trust Corp.	481,911	31,594,085
Raymond James Financial Inc.	245,415	13,726,061
SEI Investments Co.	15,941	535,777

Security	Shares	Value

TD Ameritrade Holding Corp.	469,484	$15,938,982

		171,173,294
CHEMICALS — 1.47%
Albemarle Corp.	101,578	6,746,811
Ashland Inc.	159,319	15,849,054
Cabot Corp.	128,484	7,588,265
CF Industries Holdings Inc.	111,703	29,114,270
Cytec Industries Inc.	73,460	7,170,431
Huntsman Corp.	388,994	9,499,233
Kronos Worldwide Inc.	42,375	706,815
Rockwood Holdings Inc.	40,411	3,006,578
RPM International Inc.	17,018	712,033
Sigma-Aldrich Corp.	13,639	1,273,610
W.R. Grace & Co.[a]	19,769	1,960,492
Westlake Chemical Corp.	11,376	752,864

		84,380,456
COMMERCIAL BANKS — 6.63%
Associated Banc-Corp.	337,675	6,098,410
Bank of Hawaii Corp.	90,549	5,488,175
BankUnited Inc.	130,144	4,525,107
BOK Financial Corp.	53,293	3,679,882
CapitalSource Inc.	394,734	5,759,169
CIT Group Inc.	405,602	19,882,610
City National Corp.	93,989	7,398,814
Comerica Inc.	376,171	19,485,658
Commerce Bancshares Inc.	162,598	7,547,799
Cullen/Frost Bankers Inc.	104,759	8,121,965
East West Bancorp Inc.	283,707	10,355,305
Fifth Third Bancorp	1,761,665	40,430,212
First Citizens BancShares Inc. Class A	15,213	3,662,530
First Horizon National Corp.	486,918	6,008,568
First Niagara Financial Group Inc.	712,151	6,729,827
First Republic Bank	234,328	12,651,369
Fulton Financial Corp.	394,315	4,960,483
Huntington Bancshares Inc.	1,690,850	16,857,774
KeyCorp	1,854,530	26,408,507
M&T Bank Corp.[b]	259,868	31,521,988
Popular Inc.[a]	207,710	6,436,933
Regions Financial Corp.	2,847,055	31,630,781
Signature Bank[a]	85,906	10,788,935
SunTrust Banks Inc.	1,087,979	43,290,684
SVB Financial Group[a]	90,743	11,685,884
Synovus Financial Corp.	1,968,582	6,673,493
TCF Financial Corp.	330,920	5,513,127
Valley National Bancorp[b]	400,716	4,171,454
Zions Bancorp	370,897	11,490,389

		379,255,832
COMMERCIAL SERVICES & SUPPLIES — 0.98%
ADT Corp. (The)[b]	369,011	11,051,879
Cintas Corp.	149,137	8,890,057
Covanta Holding Corp.	213,412	3,852,087
Iron Mountain Inc.	34,539	952,240
KAR Auction Services Inc.	95,742	2,905,770
Pitney Bowes Inc.	229,606	5,967,460
R.R. Donnelley & Sons Co.	192,067	3,437,999
Republic Services Inc.	544,991	18,616,892

94

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

Waste Connections Inc.	13,873	$608,470

		56,282,854
COMMUNICATIONS EQUIPMENT — 0.98%
Brocade Communications Systems Inc.[a]	895,168	9,497,733
CommScope Holding Co. Inc.[a]	35,805	883,667
EchoStar Corp. Class Aa	82,020	3,900,871
Harris Corp.	182,206	13,330,191
JDS Uniphase Corp.[a]	109,163	1,528,282
Juniper Networks Inc.[a]	831,453	21,418,229
Motorola Solutions Inc.	24,636	1,583,849
Polycom Inc.[a]	275,860	3,784,799
Riverbed Technology Inc.[a]	18,648	367,552

		56,295,173
COMPUTERS & PERIPHERALS — 1.19%
Diebold Inc.	128,028	5,107,037
Nimble Storage Inc.[a]	12,066	457,181
SanDisk Corp.	248,567	20,181,155
Stratasys Ltd.[a]	31,992	3,394,031
Western Digital Corp.	425,520	39,071,246

		68,210,650
CONSTRUCTION & ENGINEERING — 1.16%
AECOM Technology Corp.[a]	187,626	6,035,929
Fluor Corp.	131,479	10,219,863
Jacobs Engineering Group Inc.[a]	263,676	16,743,426
KBR Inc.	297,571	7,939,194
Lexmark International Inc. Class A	127,246	5,890,217
Quanta Services Inc.[a]	332,416	12,266,150
URS Corp.	153,094	7,204,604

		66,299,383
CONSTRUCTION MATERIALS — 0.30%
Vulcan Materials Co.	261,953	17,406,777

		17,406,777
CONSUMER FINANCE — 0.40%
Santander Consumer USA Holdings Inc.[a]	47,101	1,134,192
SLM Corp.	895,171	21,913,786

		23,047,978
CONTAINERS & PACKAGING — 0.86%
AptarGroup Inc.	40,416	2,671,498
Avery Dennison Corp.	136,893	6,936,368
Bemis Co. Inc.	116,411	4,567,968
Crown Holdings Inc.[a]	42,428	1,898,229
Greif Inc. Class A	51,154	2,685,073
MeadWestvaco Corp.	356,206	13,407,594
Owens-Illinois Inc.[a]	136,955	4,633,188
Rock-Tenn Co. Class A	40,648	4,291,209
Sonoco Products Co.	204,170	8,375,053

		49,466,180

Security	Shares	Value

DISTRIBUTORS — 0.03%
Genuine Parts Co.	17,235	$1,496,860

		1,496,860
DIVERSIFIED CONSUMER SERVICES — 0.36%
Apollo Education Group Inc.[a,b]	196,265	6,720,113
DeVry Education Group Inc.	127,084	5,387,091
Graham Holdings Co. Class B	8,808	6,198,630
Service Corp. International	92,990	1,848,641
Weight Watchers International Inc.[b]	24,809	509,577

		20,664,052
DIVERSIFIED FINANCIAL SERVICES — 1.31%
ING U.S. Inc.	151,398	5,491,206
Interactive Brokers Group Inc. Class A	94,407	2,045,800
IntercontinentalExchange Group Inc.	83,534	16,525,531
Leucadia National Corp.	515,109	14,423,052
McGraw Hill Financial Inc.	291,636	22,251,827
MSCI Inc. Class Aa,b	141,216	6,075,112
NASDAQ OMX Group Inc. (The)	224,329	8,286,713

		75,099,241
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.38%
Frontier Communications Corp.[b]	2,008,523	11,448,581
Intelsat SAa,b	42,793	801,085
Level 3 Communications Inc.[a]	231,023	9,042,240
Windstream Holdings Inc.	65,408	538,962

		21,830,868
ELECTRIC UTILITIES — 4.38%
Edison International	656,240	37,149,746
Entergy Corp.	359,024	24,000,754
FirstEnergy Corp.	842,496	28,670,139
Great Plains Energy Inc.	309,489	8,368,583
Hawaiian Electric Industries Inc.[b]	199,018	5,059,038
Northeast Utilities	633,810	28,838,355
OGE Energy Corp.	399,029	14,668,306
Pepco Holdings Inc.	500,416	10,248,520
Pinnacle West Capital Corp.	221,323	12,097,515
PPL Corp.	1,272,331	42,165,049
Westar Energy Inc.	256,435	9,016,255
Xcel Energy Inc.	1,001,642	30,409,851

		250,692,111
ELECTRICAL EQUIPMENT — 0.22%
Babcock & Wilcox Co. (The)	70,132	2,328,382
Hubbell Inc. Class B	32,815	3,933,534
Regal Beloit Corp.	90,539	6,583,091

		12,845,007
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.15%
Arrow Electronics Inc.[a]	210,699	12,507,093
Avnet Inc.	275,881	12,836,743
AVX Corp.	95,573	1,259,652
CDW Corp.	34,713	952,525
Dolby Laboratories Inc. Class Aa,b	54,628	2,430,946

95

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

FLIR Systems Inc.	86,464	$3,112,704
Ingram Micro Inc. Class Aa	306,674	9,065,283
Jabil Circuit Inc.	407,848	7,341,264
Knowles Corporation[a]	45,383	1,432,741
Tech Data Corp.[a]	75,927	4,628,510
Vishay Intertechnology Inc.[b]	264,741	3,939,346
Zebra Technologies Corp. Class Aa	93,344	6,479,007

		65,985,814
ENERGY EQUIPMENT & SERVICES — 1.96%
Atwood Oceanics Inc.[a]	94,272	4,750,366
Cameron International Corp.[a]	165,196	10,204,157
Diamond Offshore Drilling Inc.[b]	138,916	6,773,544
Frank’s International NV	38,467	953,212
Helmerich & Payne Inc.	191,176	20,562,891
McDermott International Inc.[a,b]	475,377	3,717,448
Nabors Industries Ltd.	593,050	14,618,683
Oil States International Inc.[a]	110,645	10,909,597
Patterson-UTI Energy Inc.	295,708	9,368,029
Rowan Companies PLC Class Aa	250,471	8,435,863
RPC Inc.	25,607	522,895
Superior Energy Services Inc.	321,900	9,901,644
Tidewater Inc.	99,929	4,858,548
Unit Corp.[a]	98,936	6,468,436

		112,045,313
FOOD & STAPLES RETAILING — 0.30%
Safeway Inc.	447,933	16,546,645
Sprouts Farmers Market Inc.[a,b]	12,155	437,945

		16,984,590
FOOD PRODUCTS — 1.52%
Bunge Ltd.	296,382	23,565,333
Campbell Soup Co.	120,842	5,423,389
ConAgra Foods Inc.	62,752	1,947,195
Dean Foods Co.	187,512	2,898,935
Ingredion Inc.	136,934	9,322,467
J.M. Smucker Co. (The)	187,874	18,268,868
Pinnacle Foods Inc.	28,832	860,923
Tyson Foods Inc. Class A	564,295	24,834,623

		87,121,733
GAS UTILITIES — 0.86%
AGL Resources Inc.	237,901	11,647,633
Atmos Energy Corp.	199,671	9,410,494
National Fuel Gas Co.	148,112	10,373,764
ONE GAS Inc.[a]	6,277	225,533
Questar Corp.	306,874	7,297,464
UGI Corp.	229,168	10,452,352

		49,407,240
HEALTH CARE EQUIPMENT & SUPPLIES — 2.41%
Alere Inc.[a,b]	163,670	5,622,065
Boston Scientific Corp.[a]	2,717,308	36,738,004
CareFusion Corp.[a]	420,086	16,895,859
Cooper Companies Inc. (The)	25,312	3,476,856
DENTSPLY International Inc.	207,971	9,574,985
Hill-Rom Holdings Inc.	120,737	4,653,204

Security	Shares	Value

Hologic Inc.[a,b]	384,001	$8,256,021
St. Jude Medical Inc.	207,622	13,576,403
Teleflex Inc.	82,763	8,875,504
Zimmer Holdings Inc.	320,167	30,281,395

		137,950,296
HEALTH CARE PROVIDERS & SERVICES — 3.83%
Cardinal Health Inc.	688,469	48,179,061
Cigna Corp.	541,347	45,326,984
Community Health Systems Inc.[a]	175,455	6,872,572
Envision Healthcare Holdings Inc.[a]	34,449	1,165,410
HCA Holdings Inc.[a]	499,796	26,239,290
Health Net Inc.[a]	160,299	5,451,769
Humana Inc.	317,237	35,758,955
LifePoint Hospitals Inc.[a,b]	95,722	5,221,635
MEDNAX Inc.[a,b]	71,326	4,420,785
Omnicare Inc.	211,212	12,603,020
Patterson Companies Inc.	18,685	780,286
Premier Inc.[a,b]	23,056	759,695
Quest Diagnostics Inc.	273,844	15,861,044
Universal Health Services Inc. Class B	59,787	4,906,719
VCA Antech Inc.[a]	178,708	5,759,759

		219,306,984
HEALTH CARE TECHNOLOGY — 0.12%
Allscripts Healthcare Solutions Inc.[a]	358,927	6,471,454
Veeva Systems Inc.[a,b]	10,741	286,785

		6,758,239
HOTELS, RESTAURANTS & LEISURE — 1.40%
ARAMARK Holdings Corp.	10,845	313,637
Choice Hotels International Inc.	52,768	2,427,328
Darden Restaurants Inc.	91,052	4,621,800
Hilton Worldwide Holdings Inc.[a]	118,459	2,634,528
Hyatt Hotels Corp. Class Aa,b	90,390	4,863,886
Marriott International Inc. Class A	54,863	3,073,425
MGM Resorts International[a]	749,244	19,375,450
Norwegian Cruise Line Holdings Ltd.[a]	3,420	110,363
Penn National Gaming Inc.[a]	136,780	1,685,130
Royal Caribbean Cruises Ltd.	329,246	17,963,662
Starwood Hotels & Resorts Worldwide Inc.	225,507	17,950,357
Wendy’s Co. (The)	530,733	4,840,285

		79,859,851
HOUSEHOLD DURABLES — 2.17%
D.R. Horton Inc.	567,674	12,290,142
Garmin Ltd.	246,836	13,640,157
Harman International Industries Inc.	136,784	14,553,818
Leggett & Platt Inc.	287,664	9,389,353
Lennar Corp. Class A	332,820	13,186,328
Mohawk Industries Inc.[a]	122,262	16,625,187
Newell Rubbermaid Inc.	244,453	7,309,145
NVR Inc.[a,b]	1,580	1,812,260
Taylor Morrison Home Corp. Class Aa	8,018	188,423
Toll Brothers Inc.[a,b]	357,991	12,851,877
Whirlpool Corp.	148,364	22,174,483

		124,021,173

96

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.29%
Clorox Co. (The)	43,588	$3,836,180
Energizer Holdings Inc.	125,290	12,621,714

		16,457,894
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.91%
AES Corp. (The)	1,251,472	17,871,020
Calpine Corp.[a]	653,142	13,657,199
NRG Energy Inc.	649,911	20,667,170

		52,195,389
INDUSTRIAL CONGLOMERATES — 0.17%
Carlisle Companies Inc.	121,483	9,638,461

		9,638,461
INSURANCE — 7.42%
Alleghany Corp.[a]	33,791	13,765,778
Allied World Assurance Co. Holdings Ltd.	46,728	4,821,862
American Financial Group Inc.	135,162	7,800,199
American National Insurance Co.	14,642	1,655,278
Aon PLC	142,497	12,009,647
Arch Capital Group Ltd.[a]	251,003	14,442,713
Aspen Insurance Holdings Ltd.	133,830	5,313,051
Assurant Inc.	146,387	9,509,300
Assured Guaranty Ltd.	339,378	8,593,051
Axis Capital Holdings Ltd.[b]	168,366	7,719,581
Brown & Brown Inc.	128,948	3,966,440
Cincinnati Financial Corp.	329,497	16,033,324
CNA Financial Corp.	53,128	2,269,628
Endurance Specialty Holdings Ltd.	57,437	3,091,834
Everest Re Group Ltd.[b]	95,407	14,602,041
Fidelity National Financial Inc. Class A	511,217	16,072,663
Genworth Financial Inc. Class Aa	993,986	17,623,372
Hanover Insurance Group Inc. (The)	63,179	3,881,718
Hartford Financial Services Group Inc. (The)	918,294	32,388,229
HCC Insurance Holdings Inc.	202,120	9,194,439
Kemper Corp.	95,737	3,750,018
Lincoln National Corp.	540,845	27,404,616
Markel Corp.[a,b]	27,792	16,566,811
MBIA Inc.[a]	285,364	3,992,242
Mercury General Corp.	46,203	2,082,831
Old Republic International Corp.	523,586	8,586,810
PartnerRe Ltd.[b]	108,901	11,271,254
Principal Financial Group Inc.	591,132	27,186,161
ProAssurance Corp.	124,801	5,557,389
Progressive Corp. (The)	238,035	5,765,208
Protective Life Corp.	158,298	8,324,892
Reinsurance Group of America Inc.	145,941	11,621,282
RenaissanceRe Holdings Ltd.[b]	84,022	8,200,547
StanCorp Financial Group Inc.	89,133	5,954,084
Torchmark Corp.	186,169	14,651,500
Unum Group	538,007	18,997,027
Validus Holdings Ltd.	172,059	6,488,345
W.R. Berkley Corp.	206,335	8,587,663
White Mountains Insurance Group Ltd.	12,432	7,457,957
XL Group PLC	557,293	17,415,406

		424,616,191

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.47%
Liberty Interactive Corp. Series Aa	921,671	$26,608,642
zulily Inc.[a,b]	10,905	547,322

		27,155,964
INTERNET SOFTWARE & SERVICES — 0.12%
AOL Inc.[a]	155,846	6,821,379

		6,821,379
IT SERVICES — 2.06%
Amdocs Ltd.	324,568	15,079,429
Booz Allen Hamilton Holding Corp.	3,581	78,782
Computer Sciences Corp.	302,800	18,416,296
CoreLogic Inc.[a]	192,273	5,775,881
DST Systems Inc.	12,304	1,166,296
Fidelity National Information Services Inc.	532,031	28,437,057
Leidos Holdings Inc.	146,969	5,198,294
Paychex Inc.	65,474	2,789,193
Science Applications International Corp.	84,306	3,152,201
Total System Services Inc.	73,710	2,241,521
VeriFone Systems Inc.[a,b]	218,740	7,397,787
Xerox Corp.	2,473,721	27,953,047

		117,685,784
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Hasbro Inc.	34,487	1,918,167

		1,918,167
LIFE SCIENCES TOOLS & SERVICES — 1.19%
Agilent Technologies Inc.	617,437	34,527,077
Bio-Rad Laboratories Inc. Class Aa	41,348	5,297,506
Charles River Laboratories International Inc.[a]	54,177	3,269,040
PerkinElmer Inc.	225,340	10,153,821
QIAGEN NVa	471,123	9,935,984
Quintiles Transnational Holdings Inc.[a,b]	30,353	1,541,022
TECHNE Corp.	39,617	3,382,103

		68,106,553
MACHINERY — 4.65%
AGCO Corp.	195,899	10,805,789
Crane Co.	7,472	531,633
Donaldson Co. Inc.	23,212	984,189
Dover Corp.	90,253	7,378,183
Harsco Corp.	150,999	3,537,906
IDEX Corp.	11,209	817,024
Ingersoll-Rand PLC	161,494	9,243,916
Joy Global Inc.[b]	201,665	11,696,570
Kennametal Inc.	158,450	7,019,335
Navistar International Corp.[a,b]	98,048	3,320,886
Oshkosh Corp.	177,127	10,427,466
PACCAR Inc.	620,539	41,849,150
Parker Hannifin Corp.	300,618	35,986,981
Pentair Ltd. Registered	411,529	32,650,711
Snap-on Inc.	104,052	11,807,821
SPX Corp.	94,199	9,260,704
Stanley Black & Decker Inc.	297,532	24,171,500
Terex Corp.	223,858	9,916,909

97

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

Timken Co. (The)	173,839	$10,218,256
Trinity Industries Inc.	159,438	11,490,697
Xylem Inc.	350,236	12,755,595

		265,871,221
MARINE — 0.08%
Kirby Corp.[a]	46,917	4,750,346

		4,750,346
MEDIA — 1.02%
DreamWorks Animation SKG Inc. Class Aa,b	149,033	3,956,826
Gannett Co. Inc.	460,736	12,716,314
Interpublic Group of Companies Inc. (The)	470,996	8,072,872
John Wiley & Sons Inc. Class A	91,871	5,295,444
Liberty Media Corp.[a]	192,829	25,208,535
Regal Entertainment Group Class A	128,997	2,409,664
Starz Series Aa	24,904	803,901

		58,463,556
METALS & MINING — 2.45%
Alcoa Inc.	2,154,444	27,727,694
Allegheny Technologies Inc.	217,335	8,189,183
Carpenter Technology Corp.	93,177	6,153,409
Cliffs Natural Resources Inc.[b]	309,184	6,325,905
Newmont Mining Corp.	991,963	23,251,613
Nucor Corp.	640,108	32,351,058
Reliance Steel & Aluminum Co.	154,382	10,908,632
Royal Gold Inc.	96,702	6,055,479
Steel Dynamics Inc.	444,757	7,912,227
Tahoe Resources Inc.[a]	149,128	3,154,057
United States Steel Corp.[b]	291,144	8,038,486

		140,067,743
MULTI-UTILITIES — 5.38%
Alliant Energy Corp.	223,286	12,684,878
Ameren Corp.	488,996	20,146,635
CenterPoint Energy Inc.	863,615	20,459,039
CMS Energy Corp.	537,961	15,751,498
Consolidated Edison Inc.	589,987	31,652,803
DTE Energy Co.	350,466	26,036,119
Integrys Energy Group Inc.	159,294	9,501,887
MDU Resources Group Inc.	380,112	13,041,643
NiSource Inc.	628,776	22,340,411
Public Service Enterprise Group Inc.	1,019,103	38,868,588
SCANA Corp.	280,800	14,410,656
Sempra Energy	490,592	47,469,682
TECO Energy Inc.[b]	437,937	7,510,620
Vectren Corp.	166,016	6,539,370
Wisconsin Energy Corp.	460,920	21,455,826

		307,869,655
MULTILINE RETAIL — 0.83%
Big Lots Inc.[a,b]	86,095	3,260,418
Dillard’s Inc. Class A	17,973	1,660,705
J.C. Penney Co. Inc.[a,b]	477,871	4,119,248
Kohl’s Corp.	420,017	23,856,966
Macy’s Inc.	173,794	10,304,246

Security	Shares	Value

Sears Holdings Corp.[a,b]	87,619	$4,184,683

		47,386,266
OIL, GAS & CONSUMABLE FUELS — 5.18%
Antero Resources Corp.[a,b]	41,311	2,586,069
Chesapeake Energy Corp.	1,167,139	29,902,101
Cimarex Energy Co.	174,222	20,751,582
Cobalt International Energy Inc.[a]	46,165	845,743
CONSOL Energy Inc.	460,824	18,409,919
Denbury Resources Inc.	751,177	12,319,303
Energen Corp.	145,387	11,748,723
EP Energy Corp. Class Aa	38,881	760,901
EQT Corp.	25,928	2,514,238
Golar LNG Ltd.[b]	88,045	3,670,596
Gulfport Energy Corp.[a]	31,659	2,253,488
HollyFrontier Corp.	409,342	19,476,492
Laredo Petroleum Inc.[a,b]	9,928	256,738
Murphy Oil Corp.	361,366	22,715,467
Newfield Exploration Co.[a]	272,680	8,551,245
Noble Energy Inc.	630,590	44,797,114
ONEOK Inc.	25,120	1,488,360
PBF Energy Inc.	47,649	1,229,344
Peabody Energy Corp.	542,811	8,869,532
Pioneer Natural Resources Co.	72,031	13,479,881
QEP Resources Inc.	324,434	9,551,337
SandRidge Energy Inc.[a,b]	995,252	6,110,847
Teekay Corp.	76,335	4,293,080
Tesoro Corp.	273,388	13,830,699
Ultra Petroleum Corp.[a,b]	307,884	8,279,001
Whiting Petroleum Corp.[a]	218,573	15,166,781
World Fuel Services Corp.[b]	118,970	5,246,577
WPX Energy Inc.[a,b]	403,043	7,266,865

		296,372,023
PAPER & FOREST PRODUCTS — 0.23%
Domtar Corp.	66,468	7,459,039
International Paper Co.	125,397	5,753,214

		13,212,253
PERSONAL PRODUCTS — 0.01%
Coty Inc. Class A	38,928	583,141

		583,141
PHARMACEUTICALS — 1.12%
Forest Laboratories Inc.[a]	537,101	49,558,309
Hospira Inc.[a,b]	333,126	14,407,700

		63,966,009
PROFESSIONAL SERVICES — 0.78%
Dun & Bradstreet Corp. (The)	5,603	556,658
Manpowergroup Inc.	155,265	12,239,540
Nielsen Holdings NV	376,917	16,821,806
Towers Watson & Co. Class A	131,440	14,990,732

		44,608,736
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.18%
Alexandria Real Estate Equities Inc.	143,788	10,433,257

98

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

American Campus Communities Inc.	210,924	$7,878,011
American Capital Agency Corp.	718,165	15,433,366
American Homes 4 Rent Class A	82,360	1,376,236
Annaly Capital Management Inc.[b]	1,909,151	20,943,387
Apartment Investment and Management Co. Class A	132,456	4,002,820
AvalonBay Communities Inc.	260,599	34,221,861
BioMed Realty Trust Inc.	375,046	7,684,693
Boston Properties Inc.	276,624	31,681,747
Brandywine Realty Trust[b]	316,445	4,575,795
BRE Properties Inc. Class A	155,149	9,740,254
Brixmor Property Group Inc.	77,044	1,643,349
Camden Property Trust[b]	170,779	11,500,258
CBL & Associates Properties Inc.[b]	221,563	3,932,743
Chimera Investment Corp.	2,073,924	6,346,207
CommonWealth REIT	238,809	6,280,677
Corporate Office Properties Trust[b]	172,481	4,594,894
Corrections Corp. of America	84,941	2,660,352
DDR Corp.	596,692	9,833,484
Digital Realty Trust Inc.[b]	55,376	2,939,358
Douglas Emmett Inc.	287,035	7,790,130
Duke Realty Corp.	647,537	10,930,425
Equity Lifestyle Properties, Inc.	46,515	1,890,835
Essex Property Trust Inc.[b]	76,489	13,006,954
Extra Space Storage Inc.	205,542	9,970,842
Federal Realty Investment Trust	45,205	5,185,918
Gaming and Leisure Properties Inc.	193,331	7,048,848
General Growth Properties Inc.	1,128,888	24,835,536
Hatteras Financial Corp.	199,071	3,752,488
HCP Inc.	915,418	35,509,064
Health Care REIT Inc.	573,143	34,159,323
Healthcare Trust of America Inc. Class A	236,043	2,688,530
Home Properties Inc.[b]	114,661	6,893,419
Hospitality Properties Trust	301,218	8,650,981
Host Hotels & Resorts Inc.	1,500,185	30,363,744
Kilroy Realty Corp.[b]	163,943	9,603,781
Kimco Realty Corp.	823,906	18,027,063
Liberty Property Trust[b]	260,755	9,637,505
Macerich Co. (The)	277,175	17,276,318
Mack-Cali Realty Corp.	176,954	3,678,874
MFA Financial Inc.	729,771	5,655,725
Mid-America Apartment Communities Inc.[b]	150,235	10,256,543
National Retail Properties Inc.[b]	238,294	8,178,250
Piedmont Office Realty Trust Inc. Class A	317,544	5,445,880
Post Properties Inc.	110,263	5,413,913
Prologis Inc.	1,003,495	40,972,701
Realty Income Corp.[b]	415,511	16,977,779
Regency Centers Corp.[b]	107,492	5,488,542
Retail Properties of America Inc. Class A	269,373	3,647,310
Senior Housing Properties Trust	350,973	7,886,363
SL Green Realty Corp.[b]	181,740	18,286,679
Spirit Realty Capital Inc.	601,298	6,602,252
Starwood Property Trust Inc.	392,607	9,261,599
Starwood Waypoint Residential Trust[a]	78,733	2,266,723
Taubman Centers Inc.	104,896	7,425,588
Two Harbors Investment Corp.	735,291	7,536,733
UDR Inc.[b]	504,741	13,037,460
Ventas Inc.	323,962	19,622,378
Vornado Realty Trust	303,514	29,914,340
Weingarten Realty Investors	245,180	7,355,400
WP Carey Inc.	115,562	6,941,809

		696,777,294

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Forest City Enterprises Inc. Class Aa,b	317,919	$6,072,253
Howard Hughes Corp. (The)[a]	79,512	11,347,158
Jones Lang LaSalle Inc.	88,769	10,519,126
Realogy Holdings Corp.[a]	26,013	1,130,265
St. Joe Co. (The)[a,b]	126,199	2,429,331

		31,498,133
ROAD & RAIL — 0.31%
AMERCO	6,707	1,556,829
Con-way Inc.	71,825	2,950,571
Genesee & Wyoming Inc. Class Aa	49,155	4,783,764
Ryder System Inc.	104,529	8,353,958

		17,645,122
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.66%
Altera Corp.	422,794	15,322,055
Analog Devices Inc.	352,796	18,747,579
Applied Materials Inc.	821,170	16,768,291
Avago Technologies Ltd.	41,713	2,686,734
Fairchild Semiconductor International Inc.[a,b]	256,112	3,531,785
First Solar Inc.[a,b]	136,437	9,521,938
Freescale Semiconductor Ltd.[a]	73,716	1,799,408
KLA-Tencor Corp.	334,256	23,110,460
Lam Research Corp.[a]	250,895	13,799,225
LSI Corp.	977,962	10,826,039
Marvell Technology Group Ltd.	794,227	12,509,075
Micron Technology Inc.[a]	2,074,755	49,088,703
NVIDIA Corp.	1,164,626	20,858,452
ON Semiconductor Corp.[a]	45,217	425,040
Silicon Laboratories Inc.[a,b]	11,556	603,801
Skyworks Solutions Inc.[a]	65,212	2,446,754
Teradyne Inc.[a,b]	383,805	7,633,882

		209,679,221
SOFTWARE — 1.58%
Activision Blizzard Inc.	535,752	10,950,771
Autodesk Inc.[a]	93,409	4,593,855
CA Inc.	660,854	20,466,648
Compuware Corp.	431,508	4,530,834
Electronic Arts Inc.[a]	141,763	4,112,545
FireEye Inc.[a]	8,884	546,988
MICROS Systems Inc.[a,b]	134,709	7,130,147
Nuance Communications Inc.[a,b]	526,243	9,035,592
Rovi Corp.[a]	171,627	3,909,663
Symantec Corp.	382,127	7,631,076
Synopsys Inc.[a]	309,524	11,888,817
Zynga Inc. Class Aa,b	1,239,948	5,331,777

		90,128,713
SPECIALTY RETAIL — 1.58%
Aaron’s Inc.	123,068	3,721,576
Abercrombie & Fitch Co. Class A	139,385	5,366,322
American Eagle Outfitters Inc.	138,115	1,690,528
Ascena Retail Group Inc.[a,b]	220,934	3,817,740
Best Buy Co. Inc.	402,951	10,641,936
Chico’s FAS Inc.	20,833	333,953
CST Brands Inc.	121,245	3,787,694

99

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2014

Security	Shares	Value

DSW Inc. Class A	12,966	$464,961
Foot Locker Inc.	266,548	12,522,425
GameStop Corp. Class Ab	239,273	9,834,120
Guess? Inc.	119,263	3,291,659
Murphy USA Inc.[a,b]	96,122	3,901,592
Signet Jewelers Ltd.	148,875	15,759,907
Staples Inc.[b]	1,338,594	15,179,656

		90,314,069
TEXTILES, APPAREL & LUXURY GOODS — 0.10%
Deckers Outdoor Corp.[a]	38,910	3,102,294
PVH Corp.	18,606	2,321,471

		5,423,765
THRIFTS & MORTGAGE FINANCE — 0.71%
Hudson City Bancorp Inc.	1,063,742	10,456,584
New York Community Bancorp Inc.[b]	887,414	14,260,743
People’s United Financial Inc.	623,244	9,267,638
TFS Financial Corp.[a]	158,818	1,974,108
Washington Federal Inc.	210,545	4,905,698

		40,864,771
TRADING COMPANIES & DISTRIBUTORS — 0.40%
Air Lease Corp.	140,965	5,256,585
GATX Corp.	94,472	6,412,759
HD Supply Holdings Inc.[a]	45,813	1,198,010
MRC Global Inc.[a]	95,451	2,573,359
WESCO International Inc.[a,b]	88,781	7,388,355

		22,829,068
WATER UTILITIES — 0.30%
American Water Works Co. Inc.	358,248	16,264,459
Aqua America Inc.	43,770	1,097,314

		17,361,773
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
T-Mobile US Inc.	383,111	12,654,156
Telephone & Data Systems Inc.	189,909	4,977,515
United States Cellular Corp.	25,943	1,063,923

		18,695,594

TOTAL COMMON STOCKS (Cost: $4,556,347,440)		5,707,262,385

SHORT-TERM INVESTMENTS — 5.15%

MONEY MARKET FUNDS — 5.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	273,711,950	273,711,950
BlackRock Cash Funds: Prime, SL Agency Shares
0.10%[c,d,e]	14,260,554	14,260,554

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,024,868	$7,024,868

		294,997,372

TOTAL SHORT-TERM INVESTMENTS (Cost: $294,997,372)		294,997,372

TOTAL INVESTMENTS IN SECURITIES — 104.88% (Cost: $4,851,344,812)		6,002,259,757
Other Assets, Less Liabilities — (4.88)%		(279,320,115)

NET ASSETS — 100.00%		$5,722,939,642

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

100

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 3000 ETF, iShares Russell 3000 Growth ETF, iShares Russell 3000 Value ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (the “Funds”) at March 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	May 19, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	May 19, 2014